UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2024 – June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,089,975
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,065

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$42	0.85%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	390,863
Number of Investments:	1
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	374

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	416,482
Number of Investments:	1
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	551

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital World Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$51	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,843
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	278

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$56	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,048,511
Number of Investments:	1
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,232

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Small Capitalization Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$63	1.27%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,433
Number of Investments:	1
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	607

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.89%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,993,184
Number of Investments:	1
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,449

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,309,853
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	13,102

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$60	1.16%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,467,904
Number of Investments:	1
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	1,717

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$65	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,070
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	2,033

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,971,468
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	5,036

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,023,188
Number of Investments:	1
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	466

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$38	0.74%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	847,584
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	539

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,251,377
Number of Investments:	1
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	675

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$29	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,366,448
Number of Investments:	1
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	988

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,429,345
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	781

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,155
Number of Investments:	23
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	708

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	8.2
JNL/Morningstar Wide Moat Index Fund - Class I	7.9
JNL/WCM Focused International Equity Fund - Class I	6.8
JNL/Causeway International Value Select Fund - Class I	6.4
JNL Multi-Manager Mid Cap Fund - Class I	6.1
JNL/T. Rowe Price Value Fund - Class I	6.0
JNL/Loomis Sayles Global Growth Fund - Class I	5.4
JNL/T. Rowe Price Established Growth Fund - Class I	5.1
JNL/GQG Emerging Markets Equity Fund - Class I	5.1
JNL/Harris Oakmark Global Equity Fund - Class I	4.9
Total Net Assets	61.9

Industry Sector (%)
Long Investments
Domestic Equity	59.8
International Equity	17.7
Global Equity	10.2
Emerging Markets Equity	7.6
Domestic Fixed Income	2.7
Alternative	2.0
Total Net Assets	100.0

JNL Aggressive Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

18

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	564,594
Number of Investments:	26
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	354

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	11.4
JNL/DoubleLine Core Fixed Income Fund - Class I	11.0
JNL/PPM America Total Return Fund - Class I	9.7
JNL/PIMCO Income Fund - Class I	8.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
Jackson Credit Opportunities Fund - Class I	4.4
JNL/Lord Abbett Short Duration Income Fund - Class I	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3.0
Total Net Assets	74.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	63.6
Alternative	12.0
Domestic Equity	11.9
Domestic Balanced	6.5
Emerging Markets Fixed Income	2.5
International Equity	2.0
Emerging Markets Equity	1.5
Total Net Assets	100.0

JNL Conservative Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

20

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,996,676
Number of Investments:	36
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,326

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	7.7
JNL/WCM Focused International Equity Fund - Class I	6.5
JNL/Causeway International Value Select Fund - Class I	6.2
JNL/Morningstar Wide Moat Index Fund - Class I	5.9
JNL Multi-Manager Mid Cap Fund - Class I	5.9
JNL/T. Rowe Price Value Fund - Class I	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	4.6
JNL/JPMorgan U.S. Value Fund - Class I	4.0
JNL/WMC Equity Income Fund - Class I	4.0
JNL/DoubleLine Core Fixed Income Fund - Class I	4.0
Total Net Assets	53.8

Industry Sector (%)
Long Investments
Domestic Equity	51.1
International Equity	16.2
Domestic Fixed Income	13.0
Global Equity	6.7
Alternative	6.7
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

22

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,038,652
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	949

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	8.2
JNL/DoubleLine Core Fixed Income Fund - Class I	7.2
JNL/DoubleLine Total Return Fund - Class I	7.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.9
JNL/PPM America Total Return Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/PIMCO Income Fund - Class I	5.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	4.9
Jackson Credit Opportunities Fund - Class I	4.1
JNL/Morningstar Wide Moat Index Fund - Class I	3.7
Total Net Assets	58.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	44.4
Domestic Equity	23.0
Alternative	11.9
Domestic Balanced	6.9
International Equity	5.3
Emerging Markets Equity	3.3
Global Equity	2.9
Emerging Markets Fixed Income	2.3
Total Net Assets	100.0

JNL Moderate Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

24

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,702,211
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,601

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	5.7
JNL/DoubleLine Total Return Fund - Class I	5.5
JNL/DoubleLine Core Fixed Income Fund - Class I	5.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/WCM Focused International Equity Fund - Class I	4.7
JNL/Causeway International Value Select Fund - Class I	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	4.1
JNL Multi-Manager Mid Cap Fund - Class I	3.9
Total Net Assets	50.9

Industry Sector (%)
Long Investments
Domestic Equity	34.4
Domestic Fixed Income	28.5
Alternative	11.1
International Equity	10.7
Domestic Balanced	6.0
Emerging Markets Equity	4.0
Global Equity	3.5
Emerging Markets Fixed Income	1.8
Total Net Assets	100.0

JNL Moderate Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

26

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,851,628
Number of Investments:	16
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	3,367

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Investment Company of America Fund - Class R-6	16.4
American Funds Insurance Series - Growth Fund - Class 1	13.2
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	13.1
American Funds Insurance Series - Global Growth Fund - Class 1	8.7
American Funds American Mutual Fund - Class R-6	7.7
American Funds Insurance Series - The Bond Fund of America - Class 1	7.4
American Funds SMALLCAP World Fund - Class R-6	6.9
American Funds EuroPacific Growth Fund - Class R-6	5.4
American Funds International Growth and Income Fund - Class R-6	5.3
American Funds New World Fund - Class R-6	4.4
Total Net Assets	88.5

Industry Sector (%)
Long Investments
Domestic Equity	50.4
Domestic Fixed Income	17.9
Global Equity	15.6
International Equity	10.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL/American Funds Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

28

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,485,843
Number of Investments:	15
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	2,286

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Insurance Series - The Bond Fund of America - Class 1	17.5
American Funds Investment Company of America Fund - Class R-6	12.6
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	11.1
American Funds Insurance Series - Growth Fund - Class 1	8.6
American Funds Strategic Bond Fund - Class R-6	7.0
American Funds Mortgage Fund - Class R-6	6.9
American Funds American Mutual Fund - Class R-6	6.5
American Funds SMALLCAP World Fund - Class R-6	5.9
American Funds Insurance Series - Global Growth Fund - Class 1	5.7
American Funds EuroPacific Growth Fund - Class R-6	4.2
Total Net Assets	86.0

Industry Sector (%)
Long Investments
Domestic Equity	38.8
Domestic Fixed Income	36.2
Global Equity	11.7
International Equity	8.3
Emerging Markets Equity	3.0
Emerging Markets Fixed Income	2.0
Total Net Assets	100.0

JNL/American Funds Moderate Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

30

JNL/Goldman Sachs Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Aggressive Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,241,077
Number of Investments:	30
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	964

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	11.3
JNL/ClearBridge Large Cap Growth Fund - Class I	9.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/Causeway International Value Select Fund - Class I	6.8
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/Invesco Global Growth Fund - Class I	4.5
JNL/WMC Value Fund - Class I	4.5
JNL/WCM Focused International Equity Fund - Class I	4.5
JNL/William Blair International Leaders Fund - Class I	4.4
Total Net Assets	69.3

Industry Sector (%)
Long Investments
Domestic Equity	63.4
International Equity	19.1
Domestic Fixed Income	7.0
Global Equity	4.5
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Aggressive Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

32

JNL/Goldman Sachs Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Conservative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	739,576
Number of Investments:	30
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	375

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	13.4
JNL/DoubleLine Core Fixed Income Fund - Class I	10.9
JNL/PPM America Total Return Fund - Class I	10.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	8.9
JNL/PIMCO Income Fund - Class I	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/Neuberger Berman Strategic Income Fund - Class I	4.0
JNL/PIMCO Real Return Fund - Class I	4.0
JNL/DFA U.S. Core Equity Fund - Class I	3.2
Total Net Assets	74.9

Industry Sector (%)
Long Investments
Domestic Fixed Income	71.7
Domestic Equity	13.4
International Equity	5.9
Global Fixed Income	4.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Conservative Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

34

JNL/Goldman Sachs Managed Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,345,663
Number of Investments:	32
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,784

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	9.9
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/ClearBridge Large Cap Growth Fund - Class I	8.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	7.4
JNL/Causeway International Value Select Fund - Class I	6.1
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/William Blair International Leaders Fund - Class I	4.6
JNL/DoubleLine Total Return Fund - Class I	4.0
JNL/WMC Value Fund - Class I	4.0
JNL/PPM America Total Return Fund - Class I	3.5
Total Net Assets	62.7

Industry Sector (%)
Long Investments
Domestic Equity	57.9
Domestic Fixed Income	17.0
International Equity	16.6
Global Equity	3.0
Emerging Markets Fixed Income	2.0
Emerging Markets Equity	1.5
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

36

JNL/Goldman Sachs Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,833,932
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	817

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	10.0
JNL/PPM America Total Return Fund - Class I	8.3
JNL/DoubleLine Core Fixed Income Fund - Class I	7.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	6.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/PIMCO Income Fund - Class I	5.7
JNL/T. Rowe Price Value Fund - Class I	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	4.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	3.5
Total Net Assets	61.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	55.0
Domestic Equity	27.8
International Equity	10.2
Emerging Markets Fixed Income	2.0
Global Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

38

JNL/Goldman Sachs Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,003,078
Number of Investments:	35
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,663

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Established Growth Fund - Class I	7.1
JNL/T. Rowe Price Value Fund - Class I	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	6.6
JNL/DoubleLine Total Return Fund - Class I	6.5
JNL/PPM America Total Return Fund - Class I	5.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5.0
JNL/Causeway International Value Select Fund - Class I	4.6
JNL/Invesco Diversified Dividend Fund - Class I	4.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	3.8
Total Net Assets	54.8

Industry Sector (%)
Long Investments
Domestic Equity	42.3
Domestic Fixed Income	37.0
International Equity	13.7
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.5
Global Equity	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

40

JNL iShares Tactical Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	343,392
Number of Investments:	20
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	337

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core S&P U.S. Growth ETF	10.3
iShares Core S&P 500 ETF	10.0
iShares MSCI Intl Quality Factor ETF	8.0
iShares Core S&P Mid-Cap ETF	7.8
iShares Core U.S. Aggregate Bond ETF	7.3
iShares Core Dividend Growth ETF	7.3
iShares Morningstar Value ETF	7.2
iShares Core MSCI EAFE ETF	7.0
iShares MSCI USA Quality Factor ETF	7.0
iShares MBS ETF	5.0
Total Net Assets	76.9

Industry Sector (%)
Long Investments
Domestic Equity	61.2
Domestic Fixed Income	17.8
International Equity	15.0
Emerging Markets Equity	4.5
Securities Lending Collateral	3.1
Global Equity	1.5
Total Net Assets	103.1

JNL iShares Tactical Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

42

JNL iShares Tactical Moderate Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	199,843
Number of Investments:	19
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	199

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	20.1
iShares MBS ETF	17.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	6.8
iShares 0-5 Year High Yield Corporate Bond ETF	6.5
iShares MSCI Intl Quality Factor ETF	4.8
iShares Core Dividend Growth ETF	4.5
iShares Core S&P Mid-Cap ETF	3.3
iShares Morningstar Value ETF	3.3
VanEck Morningstar Wide Moat ETF	3.1
Total Net Assets	83.4

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.6
Domestic Equity	32.7
International Equity	7.5
Emerging Markets Equity	2.3
Securities Lending Collateral	0.1
Total Net Assets	100.2

JNL iShares Tactical Moderate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

44

JNL iShares Tactical Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	322,990
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	319

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	14.7
iShares MBS ETF	12.0
iShares Core S&P U.S. Growth ETF	9.2
iShares Core S&P 500 ETF	8.8
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.2
iShares Core S&P Mid-Cap ETF	5.5
iShares Core Dividend Growth ETF	5.5
iShares Morningstar Value ETF	5.3
iShares MSCI Intl Quality Factor ETF	5.0
JNL Government Money Market Fund, 5.31% - Class SL	4.8
Total Net Assets	77.0

Industry Sector (%)
Long Investments
Domestic Equity	48.8
Domestic Fixed Income	37.5
International Equity	9.5
Securities Lending Collateral	4.8
Emerging Markets Equity	3.3
Global Equity	1.0
Short Term Investments	0.0
Total Net Assets	104.9

JNL iShares Tactical Moderate Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

46

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,069,632
Number of Investments:	17
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,918

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	20.7
Vanguard Value ETF	12.9
Vanguard FTSE Developed Markets ETF	12.7
Vanguard Growth ETF	8.7
Vanguard Dividend Appreciation ETF	7.9
Vanguard Total Bond Market ETF	6.7
Vanguard Mortgage-Backed Securities ETF	5.8
Vanguard International Dividend Appreciation ETF	4.1
Vanguard FTSE Emerging Markets ETF	3.8
Vanguard Mid-Cap ETF	3.5
Total Net Assets	86.8

Industry Sector (%)
Long Investments
Domestic Equity	60.5
International Equity	16.8
Domestic Fixed Income	16.8
Emerging Markets Equity	3.8
Securities Lending Collateral	2.1
Emerging Markets Fixed Income	1.9
Total Net Assets	101.9

JNL/Vanguard Growth ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

48

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	556,578
Number of Investments:	20
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	548

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Bond Market ETF	18.1
Vanguard Mortgage-Backed Securities ETF	16.7
Vanguard Total Stock Market ETF	10.0
Vanguard Value ETF	7.3
Vanguard FTSE Developed Markets ETF	6.7
Vanguard Short-Term Corporate Bond ETF	6.4
Vanguard Intermediate-Term Treasury ETF	5.9
Vanguard Growth ETF	5.5
JNL Government Money Market Fund, 5.31% - Class SL	5.1
Vanguard Emerging Markets Government Bond ETF	4.9
Total Net Assets	86.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	31.9
International Equity	8.7
Securities Lending Collateral	5.1
Emerging Markets Fixed Income	4.9
Emerging Markets Equity	2.1
Short Term Investments	0.0
Total Net Assets	105.1

JNL/Vanguard Moderate ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

50

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	938,703
Number of Investments:	19
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	929

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	15.7
Vanguard Total Bond Market ETF	11.1
Vanguard Value ETF	11.0
Vanguard Mortgage-Backed Securities ETF	10.7
Vanguard FTSE Developed Markets ETF	9.6
Vanguard Growth ETF	7.7
Vanguard Dividend Appreciation ETF	5.2
Vanguard Emerging Markets Government Bond ETF	3.9
Vanguard Short-Term Corporate Bond ETF	3.9
Vanguard Intermediate-Term Treasury ETF	3.9
Total Net Assets	82.7

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	33.9
International Equity	12.6
Emerging Markets Fixed Income	3.9
Securities Lending Collateral	3.1
Emerging Markets Equity	2.8
Total Net Assets	103.1

JNL/Vanguard Moderate Growth ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

52

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	762,476
Number of Investments:	1,415
Portfolio Turnover (%):	71
Total Advisory Fees Paid ($):	5,257

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	56.4
Corporate Bonds And Notes	27.0
Other Short Term Investments	18.6
Non-U.S. Government Agency Asset-Backed Securities	12.0
Open Futures Contracts	4.9
Contracts For Difference	4.7
Government And Agency Obligations	3.2
Total Return Swap Agreements	1.5
Open Forward Foreign Currency Contracts	1.4
Other Equity Interests	0.6
Other Asset Classes	0.6
Total Net Assets	130.9
Short Investments
Common Stocks	-19.1
Contracts For Difference	-5.8
Total Return Swap Agreements	-4.6
Investment Companies	-3.3
Short Term Investments	-3.0
Open Futures Contracts	-1.9
Corporate Bonds And Notes	-0.1
Open Forward Foreign Currency Contracts	-0.1
Preferred Stocks	0.0
Option Contracts	0.0
Total Net Assets	-37.9

JNL Multi-Manager Alternative Fund

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	15.2
Meta Platforms, Inc. - Class A	3.5
United States Long Bond Open Futures Contract	2.6
Alphabet Inc. - Class A	2.4
Amazon.com, Inc.	2.1
Hess Corporation	1.9
Oracle Corporation	1.8
Treasury, United States Department of, 5.11%, 07/11/24	1.7
Treasury, United States Department of, 5.32%, 09/05/24	1.7
Netflix, Inc.	1.7
Total Net Assets	34.6

Industry Sector (%)
Long Investments
Other Short Term Investments	18.6
Information Technology	14.0
Communication Services	13.4
Derivative Instruments	12.6
Non-U.S. Government Agency ABS	12.0
Health Care	11.9
Consumer Discretionary	11.5
Financials	11.1
Industrials	8.4
Materials	5.3
Other Sectors	12.1
Total Net Assets	130.9
Short Investments
Derivative Instruments	-12.4
Information Technology	-6.7
Consumer Discretionary	-4.8
Investment Companies	-3.3
Other Short Term Investments	-3.0
Industrials	-2.7
Health Care	-1.8
Financials	-1.0
Materials	-0.6
Communication Services	-0.6
Other Sectors	-1.0
Total Net Assets	-37.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

54

JNL Multi-Manager Alternative Fund

If you have questions regarding electronic delivery, please scan the QR Code.

55

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	870,166
Number of Investments:	242
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,362

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	5.6
Samsung Electronics Co., Ltd.	2.2
ICICI Bank Limited	2.0
SK Hynix Inc.	1.8
Baltic Classifieds Group PLC	1.7
MediaTek Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	1.4
Naspers Limited - Class N	1.4
Grupa Pracuj Spolka Akcyjna	1.4
NU Holdings Ltd. - Class A	1.3
Total Net Assets	20.3

Country (%)
Long Investments
India	17.4
China	14.0
Taiwan	12.5
Brazil	9.7
South Korea	8.2
United States of America	4.0
Poland	3.8
Mexico	3.6
Indonesia	3.3
South Africa	3.2
Other Countries	20.2
Total Net Assets	99.9
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL Multi-Manager Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	23.2
Financials	19.3
Industrials	14.9
Consumer Discretionary	12.1
Communication Services	7.8
Consumer Staples	6.0
Energy	4.4
Materials	4.2
Utilities	3.4
Health Care	1.6
Other Sectors	3.0
Total Net Assets	99.9
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

57

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	668,691
Number of Investments:	337
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,507

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.5
Hypoport SE - Class N	1.4
Games Workshop Group PLC	1.0
Global Unichip Corp.	1.0
Bper Banca S.P.A.	0.9
Birlasoft Solutions Ltda	0.9
ASPEED Technology Inc.	0.9
Unipol Gruppo S.p.A.	0.9
Addtech AB - Class B	0.9
Celestica Inc.	0.9
Total Net Assets	10.3

Country (%)
Long Investments
Japan	21.5
Taiwan	9.0
United Kingdom	7.5
Canada	5.9
Sweden	5.2
Italy	5.0
India	5.0
South Korea	4.5
Australia	4.3
Germany	3.9
Other Countries	28.5
Total Net Assets	100.3

JNL Multi-Manager International Small Cap Fund

Industry Sector (%)
Long Investments
Information Technology	22.9
Industrials	20.8
Financials	16.6
Consumer Discretionary	11.9
Communication Services	6.5
Health Care	4.1
Energy	4.0
Materials	3.8
Utilities	2.7
Real Estate	2.5
Other Sectors	4.5
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

59

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,334,915
Number of Investments:	298
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	4,548

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.0
Fair Isaac Corporation	1.7
The Clorox Company	1.5
Dentsply Sirona Inc.	1.4
Celsius Holdings, Inc.	1.2
3M Company	1.2
Henkel AG & Co. KGaA	1.1
Freshpet, Inc.	1.1
Mettler-Toledo International Inc.	1.0
McCormick & Company, Incorporated	1.0
Total Net Assets	15.2

Industry Sector (%)
Long Investments
Industrials	17.0
Information Technology	16.4
Health Care	15.1
Financials	12.3
Consumer Staples	10.6
Consumer Discretionary	9.1
Utilities	4.8
Other Short Term Investments	4.0
Materials	3.7
Real Estate	3.3
Other Sectors	3.7
Total Net Assets	100.0

JNL Multi-Manager Mid Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

61

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,606
Number of Investments:	504
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	6,477

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.8
Ryan Specialty Group Holdings, Inc. - Class A	1.8
Saia, Inc.	1.2
Indie Semiconductor, Inc. - Class A	1.2
Fair Isaac Corporation	1.1
Shift4 Payments, LLC - Class A	1.1
nCino OpCo, Inc.	1.1
Ollie's Bargain Outlet Holdings, Inc.	1.0
Chart Industries, Inc.	1.0
SPS Commerce, Inc.	1.0
Total Net Assets	13.3

Industry Sector (%)
Long Investments
Information Technology	24.6
Industrials	21.1
Health Care	17.6
Financials	12.1
Consumer Discretionary	9.5
Communication Services	4.4
Consumer Staples	3.5
Other Short Term Investments	2.8
Energy	1.6
Materials	1.5
Other Sectors	1.2
Total Net Assets	99.9

JNL Multi-Manager Small Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

63

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,750,354
Number of Investments:	272
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,852

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.9
White Mountains Insurance Group Ltd	1.6
Air Lease Corporation - Class A	1.5
ACI Worldwide, Inc.	1.5
Element Solutions Inc.	1.5
Hillman Solutions Corp. - Class A	1.5
Addus HomeCare Corporation	1.4
APi Group Corp	1.3
Vm Consolidated, Inc. - Class A	1.3
Wintrust Financial Corporation	1.2
Total Net Assets	14.7

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	19.2
Consumer Discretionary	14.4
Health Care	10.7
Information Technology	8.8
Consumer Staples	5.5
Real Estate	3.9
Energy	3.7
Materials	3.5
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.3

JNL Multi-Manager Small Cap Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

65

JNL Multi-Manager U.S. Select Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.98%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	689,064
Number of Investments:	54
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	1,563

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	7.8
Amazon.com, Inc.	6.9
Microsoft Corporation	6.5
Meta Platforms, Inc. - Class A	5.9
Eli Lilly and Company	5.8
Visa Inc. - Class A	3.6
AppLovin Corporation - Class A	3.2
Broadcom Inc.	2.7
McKesson Corporation	2.7
Novo Nordisk A/S	2.6
Total Net Assets	47.7

Industry Sector (%)
Long Investments
Information Technology	35.8
Health Care	13.9
Communication Services	8.9
Industrials	8.8
Consumer Staples	8.4
Financials	8.3
Consumer Discretionary	7.9
Utilities	4.2
Energy	2.2
Materials	0.8
Other Sectors	0.5
Total Net Assets	99.7

JNL Multi-Manager U.S. Select Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

67

JNL/AB Sustainable Global Thematic Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	20,415
Number of Investments:	86
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	63

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
USD/GBP Open Forward Foreign Currency Contract	6.4
NVIDIA Corporation	3.5
Microsoft Corporation	3.4
Waste Management, Inc.	3.0
Visa Inc. - Class A	3.0
Taiwan Semiconductor Manufacturing Company Limited	2.9
NextEra Energy, Inc.	2.7
Flex Ltd.	2.6
Adobe Inc.	2.5
ASML Holding N.V.	2.4
Total Net Assets	32.4

JNL/AB Sustainable Global Thematic Fund

Country (%)
Long Investments
United States of America	76.1
United Kingdom	9.6
Netherlands	4.7
Switzerland	3.2
Germany	3.0
Taiwan	2.9
Ireland	2.3
Japan	2.0
Brazil	1.9
India	1.7
Other Countries	5.7
Total Net Assets	113.1
Short Investments
Japan	-3.6
China	-2.8
Multi-National	-2.7
Australia	-1.8
Canada	-1.3
South Korea	-1.2
Brazil	-1.2
Sweden	-0.5
India	-0.3
Singapore	-0.3
Other Countries	-0.9
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Information Technology	41.4
Industrials	16.4
Health Care	16.4
Financials	14.6
Derivative Instruments	13.6
Consumer Staples	3.9
Utilities	2.7
Consumer Discretionary	2.7
Other Short Term Investments	0.8
Energy	0.6
Total Net Assets	113.1
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

69

JNL/AB Sustainable Global Thematic Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

70

JNL/AQR Large Cap Defensive Style Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	409,015
Number of Investments:	158
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	811

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	3.0
S&P 500 Index Open Futures Contract	2.1
Vertex Pharmaceuticals Incorporated	1.7
Costco Wholesale Corporation	1.6
Eli Lilly and Company	1.6
Meta Platforms, Inc. - Class A	1.6
Walmart Inc.	1.6
Alphabet Inc. - Class A	1.6
McKesson Corporation	1.5
T-Mobile US, Inc.	1.5
Total Net Assets	17.8

Industry Sector (%)
Long Investments
Health Care	19.1
Consumer Staples	18.1
Financials	12.4
Industrials	12.3
Information Technology	11.9
Consumer Discretionary	8.9
Communication Services	8.8
Energy	3.5
Other Short Term Investments	3.0
Derivative Instruments	2.1
Other Sectors	1.9
Total Net Assets	102.0

JNL/AQR Large Cap Defensive Style Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

72

JNL/Baillie Gifford International Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Baillie Gifford International Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	753,627
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,996

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
MercadoLibre, Inc.	6.4
ASML Holding N.V.	6.2
Taiwan Semiconductor Manufacturing Company Limited	5.4
Spotify Technology S.A.	4.9
NVIDIA Corporation	4.3
Adyen N.V.	4.3
Atlas Copco Aktiebolag - Class A	3.6
Pinduoduo (Shanghai) Network Technology Co., Ltd.	3.3
Ferrari N.V.	3.2
Coupang, Inc. - Class A	3.2
Total Net Assets	44.8

Country (%)
Long Investments
Netherlands	13.0
China	11.2
United States of America	11.1
Sweden	8.9
Argentina	6.4
Taiwan	5.4
Denmark	5.3
France	4.4
Italy	4.0
Japan	3.7
Other Countries	26.1
Total Net Assets	99.5

JNL/Baillie Gifford International Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	25.6
Information Technology	25.3
Financials	14.3
Health Care	12.1
Industrials	9.8
Communication Services	8.5
Consumer Staples	3.0
Materials	0.6
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

74

JNL/Baillie Gifford U.S. Equity Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Baillie Gifford U.S. Equity Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,422
Number of Investments:	47
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	186

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.2
Amazon.com, Inc.	8.6
The Trade Desk, Inc. - Class A	8.0
Meta Platforms, Inc. - Class A	5.8
Netflix, Inc.	5.2
Shopify Inc. - Class A	5.2
Moderna, Inc.	4.1
Tesla Inc.	4.0
DoorDash, Inc. - Class A	3.7
Cloudflare, Inc. - Class A	3.6
Total Net Assets	58.4

Industry Sector (%)
Long Investments
Information Technology	27.8
Consumer Discretionary	25.1
Communication Services	24.6
Health Care	13.7
Financials	3.1
Industrials	2.4
Real Estate	2.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Consumer Staples	0.6
Other Sectors	0.1
Total Net Assets	101.2

JNL/Baillie Gifford U.S. Equity Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

76

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,776,766
Number of Investments:	2,417
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	8,031

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	75.6
Common Stocks	65.3
Open Futures Contracts	31.0
Other Short Term Investments	11.9
Open Forward Foreign Currency Contracts	10.8
Corporate Bonds And Notes	9.7
Government And Agency Obligations	6.3
Non-U.S. Government Agency Asset-Backed Securities	3.8
Senior Floating Rate Instruments	2.2
Investment Companies	1.2
Other Asset Classes	1.4
Total Net Assets	219.2
Short Investments
Open Futures Contracts	-48.7
Open Forward Foreign Currency Contracts	-17.4
Interest Rate Swap Agreements	-8.6
Contracts For Difference	-4.1
Credit Default Swap Agreements	-0.8
Option Contracts	-0.2
Total Net Assets	-79.8

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	17.1
United States 5 Year Note Open Futures Contract	13.6
JNL Government Money Market Fund, 5.21% - Class I	10.6
U.S. SOFR Interest Rate Swap Agreement	9.6
U.S. SOFR Interest Rate Swap Agreement	7.4
U.S. SOFR Interest Rate Swap Agreement	7.3
U.S. SOFR Interest Rate Swap Agreement	6.2
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	6.2
Euro BOBL Open Futures Contract	5.1
Microsoft Corporation	3.5
Total Net Assets	86.6

JNL/BlackRock Global Allocation Fund

Country (%)
Long Investments
United States of America	148.6
United Kingdom	15.8
Germany	11.2
Japan	7.2
Brazil	4.6
Multi-National	3.6
France	3.0
Mexico	2.8
Australia	2.6
Netherlands	2.3
Other Countries	17.5
Total Net Assets	219.2
Short Investments
United States of America	-56.4
Japan	-5.0
Multi-National	-3.7
Australia	-2.1
Switzerland	-1.4
Canada	-1.3
China	-1.1
Colombia	-1.1
South Africa	-1.0
United Kingdom	-1.0
Other Countries	-5.7
Total Net Assets	-79.8

Industry Sector (%)
Long Investments
Derivative Instruments	118.6
Information Technology	18.5
Financials	11.4
Other Short Term Investments	11.2
Consumer Discretionary	10.0
Health Care	9.5
Industrials	7.9
Communication Services	6.0
Government Securities	4.7
Energy	4.4
Other Sectors	17.0
Total Net Assets	219.2
Short Investments
Derivative Instruments	-79.8
Total Net Assets	-79.8

78

JNL/BlackRock Global Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

79

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	833,173
Number of Investments:	44
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,376

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Shell PLC - Class A	8.4
Exxon Mobil Corporation	6.6
BP P.L.C.	5.1
TotalEnergies SE	3.8
Smurfit Kappa Funding Designated Activity Company	3.7
JNL Government Money Market Fund, 5.31% - Class SL	3.7
Wheaton Precious Metals Corp.	3.6
Rio Tinto PLC	3.5
Nutrien Ltd.	3.4
Glencore PLC	3.4
Total Net Assets	45.2

Country (%)
Long Investments
United States of America	40.8
United Kingdom	22.0
Canada	18.7
Ireland	4.4
France	3.8
Switzerland	3.4
Australia	3.2
Norway	2.6
Italy	1.7
Finland	1.5
Other Countries	1.4
Total Net Assets	103.5

Industry Sector (%)
Long Investments
Materials	56.9
Energy	39.7
Securities Lending Collateral	3.7
Consumer Staples	2.2
Other Short Term Investments	1.0
Total Net Assets	103.5

JNL/BlackRock Global Natural Resources Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

81

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.83%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,080,885
Number of Investments:	37
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	10,141

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	13.4
Microsoft Corporation	9.7
Amazon.com, Inc.	9.4
Apple Inc.	7.3
Meta Platforms, Inc. - Class A	5.1
Broadcom Inc.	4.2
Alphabet Inc. - Class A	4.0
Intuit Inc.	3.8
Eli Lilly and Company	3.4
ASML Holding N.V.	3.4
Total Net Assets	63.7

Industry Sector (%)
Long Investments
Information Technology	48.9
Consumer Discretionary	12.4
Communication Services	11.8
Health Care	10.8
Financials	8.6
Industrials	5.3
Real Estate	1.1
Materials	1.0
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/BlackRock Large Cap Select Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

83

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,904,691
Number of Investments:	67
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	4,877

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Rolls-Royce Holdings PLC	4.7
Samsung Electronics Co., Ltd.	4.2
Barclays PLC	3.5
Alstom	3.3
Shell PLC - Class A	3.2
Roche Holding AG	2.9
BP P.L.C.	2.9
Kering	2.8
Prudential Public Limited Company	2.6
Enel S.p.A	2.5
Total Net Assets	32.6

Country (%)
Long Investments
United Kingdom	33.3
France	15.5
Japan	10.6
Germany	8.3
Netherlands	6.0
Switzerland	4.7
South Korea	4.7
Italy	4.6
Spain	3.1
Belgium	1.7
Other Countries	7.7
Total Net Assets	100.2
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL/Causeway International Value Select Fund

Industry Sector (%)
Long Investments
Industrials	17.3
Financials	17.1
Information Technology	14.5
Health Care	12.9
Consumer Staples	12.0
Energy	6.1
Consumer Discretionary	5.4
Utilities	4.4
Materials	4.3
Communication Services	3.6
Other Sectors	2.6
Total Net Assets	100.2
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

85

JNL/ClearBridge Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.93%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,794,733
Number of Investments:	42
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	4,143

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.4
Amazon.com, Inc.	8.3
Microsoft Corporation	8.1
Meta Platforms, Inc. - Class A	5.6
Apple Inc.	4.5
Visa Inc. - Class A	4.2
Netflix, Inc.	3.5
UnitedHealth Group Incorporated	3.1
Intuitive Surgical, Inc.	2.4
Palo Alto Networks, Inc.	2.3
Total Net Assets	52.4

Industry Sector (%)
Long Investments
Information Technology	38.4
Health Care	14.5
Communication Services	10.4
Consumer Discretionary	9.5
Financials	9.2
Industrials	9.0
Consumer Staples	3.6
Real Estate	1.7
Materials	1.6
Other Short Term Investments	1.1
Other Sectors	1.1
Total Net Assets	100.1

JNL/ClearBridge Large Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

87

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	324,910
Number of Investments:	1,053
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	714

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	1.2
TotalEnergies SE	1.1
Shell PLC - Class A	1.1
Toyota Motor Corporation	1.0
Nestle S.A. - Class N	0.8
JNL Government Money Market Fund, 5.31% - Class SL	0.8
Novartis AG - Class N	0.7
ASML Holding N.V.	0.7
BP P.L.C.	0.6
Roche Holding AG	0.6
Total Net Assets	8.6

Country (%)
Long Investments
Japan	21.7
United Kingdom	12.9
Canada	10.4
Switzerland	8.0
France	7.8
Germany	7.4
Australia	6.0
Netherlands	4.1
Sweden	3.0
Denmark	2.9
Other Countries	15.5
Total Net Assets	99.7

JNL/DFA International Core Equity Fund

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	18.6
Consumer Discretionary	10.7
Materials	10.0
Energy	9.3
Health Care	7.7
Consumer Staples	6.9
Information Technology	6.5
Communication Services	4.5
Utilities	3.2
Other Sectors	2.9
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

89

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,167
Number of Investments:	2,206
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,721

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	5.1
Apple Inc.	4.7
Microsoft Corporation	4.7
Amazon.com, Inc.	2.4
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.5
Alphabet Inc. - Class C	1.3
Eli Lilly and Company	1.2
JPMorgan Chase & Co.	1.1
Exxon Mobil Corporation	1.1
Total Net Assets	24.8

Industry Sector (%)
Long Investments
Information Technology	25.6
Financials	14.5
Industrials	12.6
Consumer Discretionary	10.9
Health Care	10.4
Communication Services	7.9
Consumer Staples	5.9
Energy	5.7
Materials	3.7
Utilities	2.2
Other Sectors	0.6
Total Net Assets	100.0

JNL/DFA U.S. Core Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

91

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	590,657
Number of Investments:	2,022
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,559

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Abercrombie & Fitch Co. - Class A	0.4
JNL Government Money Market Fund, 5.31% - Class SL	0.4
e.l.f. Beauty, Inc.	0.3
Onto Innovation Inc.	0.3
Fabrinet	0.3
Gap, Inc., The	0.3
Sprouts Farmers Market, Inc.	0.3
Evercore Inc. - Class A	0.2
Coca-Cola Consolidated, Inc.	0.2
H & R Block, Inc.	0.2
Total Net Assets	2.9

Industry Sector (%)
Long Investments
Industrials	20.1
Financials	18.9
Consumer Discretionary	14.7
Information Technology	12.7
Health Care	10.3
Energy	6.2
Materials	6.1
Consumer Staples	4.3
Communication Services	3.1
Utilities	2.5
Other Sectors	1.3
Total Net Assets	100.2

JNL/DFA U.S. Small Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

93

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,888,249
Number of Investments:	1,711
Portfolio Turnover (%):	81
Total Advisory Fees Paid ($):	5,414

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	55.2
Government And Agency Obligations	43.4
Corporate Bonds And Notes	24.9
Non-U.S. Government Agency Asset-Backed Securities	23.2
Other Short Term Investments	4.6
Senior Floating Rate Instruments	3.4
Open Forward Foreign Currency Contracts	0.1
Common Stocks	0.0
Warrants	0.0
Total Net Assets	154.8
Short Investments
Open Futures Contracts	-0.8
Total Net Assets	-0.8

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	53.9
Treasury, United States Department of, 0.88%, 11/15/30	4.3
Treasury, United States Department of, 1.13%, 08/15/40	4.2
JNL Government Money Market Fund, 5.21% - Class I	3.1
Treasury, United States Department of, 1.88%, 02/15/41	2.5
Treasury, United States Department of, 0.63%, 05/15/30	2.1
Treasury, United States Department of, 0.63%, 08/15/30	2.0
Treasury, United States Department of, 0.75%, 01/31/28	1.8
Treasury, United States Department of, 1.75%, 08/15/41	1.4
Treasury, United States Department of, 5.31%, 10/01/24	1.4
Total Net Assets	76.7

JNL/DoubleLine Core Fixed Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

95

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	553,736
Number of Investments:	171
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,722

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	89.2
Government And Agency Obligations	8.1
Other Short Term Investments	1.0
Total Net Assets	98.3

Top 10 Holdings (%)
Gobierno Federal de los Estados Unidos Mexicanos, 6.34%, 05/04/53	2.4
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	2.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	2.0
Guara Norte S.a r.l., 5.20%, 06/15/34	1.9
Bancolombia SA, 4.63%, 12/18/29	1.9
Departamento Administrativo De La Presidencia De La Republica, 5.00%, 06/15/45	1.7
United Overseas Bank Limited, 1.75%, 03/16/31	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	1.6
Minejesa Capital B.V., 5.63%, 08/10/37	1.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	1.5
Total Net Assets	18.3

JNL/DoubleLine Emerging Markets Fixed Income Fund

Country (%)
Long Investments
Mexico	15.1
Brazil	15.0
Colombia	14.2
Peru	11.5
India	10.6
Indonesia	8.7
Singapore	5.0
Chile	4.2
United States of America	3.5
Panama	2.9
Other Countries	7.6
Total Net Assets	98.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

97

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,843,633
Number of Investments:	675
Portfolio Turnover (%):	61
Total Advisory Fees Paid ($):	5,388

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	99.6
Non-U.S. Government Agency Asset-Backed Securities	43.5
Government And Agency Obligations	29.2
Corporate Bonds And Notes	12.6
Other Short Term Investments	9.1
Senior Floating Rate Instruments	5.3
Common Stocks	0.0
Total Net Assets	199.3

Top 10 Holdings (%)
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.8
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Total Net Assets	50.0

JNL/DoubleLine Shiller Enhanced CAPE Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

99

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,017,979
Number of Investments:	488
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	4,366

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	56.3
Open Futures Contracts	54.9
Non-U.S. Government Agency Asset-Backed Securities	40.7
Other Short Term Investments	3.0
Total Net Assets	154.9
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	40.3
United States 5 Year Note Open Futures Contract	13.1
JNL Government Money Market Fund, 5.21% - Class I	3.0
Federal National Mortgage Association, Inc., 2.63%, 04/01/32	2.6
Treasury, United States Department of, 1.88%, 02/15/41	1.9
Treasury, United States Department of, 1.13%, 08/15/40	1.5
Treasury, United States Department of, 1.38%, 11/15/40	1.5
Treasury, United States Department of, 0.75%, 03/31/26	1.4
Government National Mortgage Association, 2.50%, 08/20/51	1.3
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/54	1.3
Total Net Assets	67.9

JNL/DoubleLine Total Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

101

JNL/Fidelity Institutional Asset Management Total Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,559,132
Number of Investments:	2,844
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,915

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	59.2
Corporate Bonds And Notes	28.6
Non-U.S. Government Agency Asset-Backed Securities	12.4
Open Futures Contracts	6.8
Senior Floating Rate Instruments	5.0
Short Term Investments	3.2
Credit Default Swap Agreements	0.3
Common Stocks	0.1
Option Contracts	0.1
Warrants	0.0
Total Net Assets	115.7
Short Investments
Interest Rate Swap Agreements	-2.1
Open Futures Contracts	-1.2
Credit Default Swap Agreements	-0.3
Government And Agency Obligations	0.0
Total Net Assets	-3.6

JNL/Fidelity Institutional Asset Management Total Bond Fund

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	6.4
Treasury, United States Department of, 3.50%, 02/15/33	5.8
JNL Government Money Market Fund, 5.21% - Class I	2.9
Federal National Mortgage Association, Inc., 2.00%, 08/15/54	2.2
Treasury, United States Department of, 4.00%, 10/31/29	1.9
Treasury, United States Department of, 4.25%, 02/15/54	1.7
Treasury, United States Department of, 4.25%, 02/28/31	1.6
Treasury, United States Department of, 2.25%, 02/15/52	1.5
Treasury, United States Department of, 3.88%, 12/31/29	1.4
Treasury, United States Department of, 4.38%, 05/15/34	1.4
Total Net Assets	26.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

103

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	536,452
Number of Investments:	41
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,257

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	6.3
Transurban Holdings Limited	6.0
Cheniere Energy, Inc.	4.8
American Tower Corporation	4.6
Duke Energy Corporation	4.5
The Southern Company	4.3
National Grid PLC	4.1
Eversource Energy	3.4
Union Pacific Corporation	3.1
Atlas Arteria Limited	3.0
Total Net Assets	44.1

Country (%)
Long Investments
United States of America	56.0
Australia	9.0
United Kingdom	7.4
Mexico	6.4
France	3.8
China	3.7
Switzerland	2.9
Canada	2.6
Japan	2.5
Brazil	2.5
Other Countries	2.7
Total Net Assets	99.5

Industry Sector (%)
Long Investments
Utilities	47.5
Industrials	35.5
Energy	8.7
Real Estate	6.7
Communication Services	1.1
Total Net Assets	99.5

JNL/First Sentier Global Infrastructure Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

105

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,492,993
Number of Investments:	244
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	3,913

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	45.0
Common Stocks	28.9
Government And Agency Obligations	11.6
Equity Linked Structured Notes	10.2
Other Short Term Investments	4.2
Open Futures Contracts	1.6
Preferred Stocks	0.7
Non-U.S. Government Agency Asset-Backed Securities	0.4
Total Net Assets	102.6

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	3.0
JNL Government Money Market Fund, 5.21% - Class I	2.7
Treasury, United States Department of, 3.38%, 08/15/42	1.9
Treasury, United States Department of, 2.75%, 08/15/32	1.8
Community Health Systems, Inc., 10.88%, 01/15/32	1.7
Chevron Corporation	1.7
United States Ultra Bond Open Futures Contract	1.6
JNL Government Money Market Fund, 5.31% - Class SL	1.5
Treasury, United States Department of, 4.50%, 03/31/26	1.3
Tenet Healthcare Corporation, 6.13%, 06/15/30	1.3
Total Net Assets	18.5

JNL/Franklin Templeton Income Fund

Industry Sector (%)
Long Investments
Health Care	13.4
Financials	11.1
Equity Linked Structured Notes	10.2
Government Securities	9.5
Industrials	8.1
Utilities	7.3
Consumer Discretionary	6.9
Consumer Staples	6.6
Energy	6.6
Information Technology	5.9
Other Sectors	17.0
Total Net Assets	102.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

107

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,292,537
Number of Investments:	140
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	6,492

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	3.5
NetApp, Inc.	2.9
Lam Research Corporation	2.2
Applied Materials, Inc.	2.1
Microsoft Corporation	1.9
KLA Corporation	1.9
Eli Lilly and Company	1.9
AbbVie Inc.	1.8
Broadcom Inc.	1.8
Altria Group, Inc.	1.7
Total Net Assets	21.7

Industry Sector (%)
Long Investments
Information Technology	32.1
Financials	12.6
Health Care	12.6
Consumer Discretionary	9.6
Communication Services	7.5
Consumer Staples	6.2
Industrials	6.1
Real Estate	3.2
Utilities	3.2
Energy	3.1
Other Sectors	3.8
Total Net Assets	100.0

JNL/Goldman Sachs 4 Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

109

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.32%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	966,934
Number of Investments:	78
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,969

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.4
ITC Limited	5.3
NVIDIA Corporation	5.2
Broadcom Inc.	3.3
Adani Enterprises Limited	3.1
ASML Holding N.V.	3.1
Adani Ports and Special Economic Zone Limited	2.8
TotalEnergies SE	2.7
State Bank of India	2.6
Adani Green Energy (UP) Limited	2.5
Total Net Assets	39.0

Country (%)
Long Investments
India	35.1
Taiwan	13.0
United States of America	13.0
China	10.5
Brazil	9.7
Indonesia	3.6
Saudi Arabia	3.1
Netherlands	3.1
South Korea	2.8
France	2.7
Other Countries	5.3
Total Net Assets	101.9

JNL/GQG Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	27.4
Financials	17.4
Energy	12.2
Utilities	9.2
Consumer Staples	9.1
Industrials	8.1
Communication Services	5.0
Materials	4.2
Consumer Discretionary	3.8
Health Care	2.1
Other Sectors	3.4
Total Net Assets	101.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

111

JNL/Harris Oakmark Global Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Harris Oakmark Global Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	650,912
Number of Investments:	47
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,297

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	4.3
JNL Government Money Market Fund, 5.21% - Class I	3.9
Bayer Aktiengesellschaft - Class N	3.8
Fiserv, Inc.	3.7
Bank of America Corporation	3.6
Former Charter Communications Parent, Inc. - Class A	3.5
IQVIA Holdings Inc	3.5
Mercedes-Benz Group AG - Class N	3.5
CNH Industrial N.V.	3.4
BNP Paribas	3.4
Total Net Assets	36.6

Country (%)
Long Investments
United States of America	53.7
Germany	13.2
France	9.8
Switzerland	7.5
United Kingdom	6.8
South Korea	3.1
Netherlands	2.2
Denmark	1.6
China	1.6
Total Net Assets	99.5

JNL/Harris Oakmark Global Equity Fund

Industry Sector (%)
Long Investments
Financials	27.9
Health Care	16.3
Consumer Discretionary	15.0
Communication Services	11.6
Industrials	8.8
Information Technology	5.3
Consumer Staples	5.3
Other Short Term Investments	3.9
Energy	3.2
Materials	2.2
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

113

JNL/Heitman U.S. Focused Real Estate Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Heitman U.S. Focused Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	118,048
Number of Investments:	37
Portfolio Turnover (%):	122
Total Advisory Fees Paid ($):	560

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Tower Corporation	9.7
ProLogis Inc.	7.5
Welltower Inc.	6.0
Equinix, Inc.	5.9
Extra Space Storage Inc.	5.0
Iron Mountain Incorporated	4.6
Digital Realty Trust, Inc.	4.3
Simon Property Group, Inc.	4.0
UDR, Inc.	3.9
American Homes 4 Rent - Class A	3.4
Total Net Assets	54.3

JNL/Heitman U.S. Focused Real Estate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

115

JNL/Invesco Diversified Dividend Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,315
Number of Investments:	76
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	2,693

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	3.4
Walmart Inc.	3.2
Chevron Corporation	3.0
Microsoft Corporation	2.6
Merck & Co., Inc.	2.5
Wells Fargo & Company	2.5
Analog Devices, Inc.	2.4
Philip Morris International Inc.	2.4
JNL Government Money Market Fund, 5.21% - Class I	2.4
Johnson & Johnson	2.2
Total Net Assets	26.6

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	14.9
Health Care	12.7
Consumer Staples	11.9
Information Technology	10.2
Energy	8.3
Consumer Discretionary	5.6
Utilities	4.6
Materials	4.0
Real Estate	3.0
Other Sectors	5.2
Total Net Assets	99.8

JNL/Invesco Diversified Dividend Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

117

JNL/Invesco Global Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,817,365
Number of Investments:	61
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	4,414

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	12.1
Meta Platforms, Inc. - Class A	8.3
Novo Nordisk A/S - Class B	5.5
Analog Devices, Inc.	5.1
DLF Limited	4.9
Intuit Inc.	4.2
S&P Global Inc.	3.7
LVMH Moet Hennessy Louis Vuitton	3.5
Airbus SE	3.4
NVIDIA Corporation	3.3
Total Net Assets	54.0

Country (%)
Long Investments
United States of America	58.4
France	8.4
India	6.8
Denmark	5.5
Sweden	4.9
Japan	4.2
Germany	3.7
China	2.3
Netherlands	2.0
Spain	1.2
Other Countries	3.2
Total Net Assets	100.6

JNL/Invesco Global Growth Fund

Industry Sector (%)
Long Investments
Information Technology	30.9
Communication Services	22.0
Health Care	13.0
Industrials	10.3
Consumer Discretionary	10.2
Financials	8.4
Real Estate	4.9
Materials	0.7
Securities Lending Collateral	0.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

119

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,716,491
Number of Investments:	122
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	5,423

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.2
Glaukos Corporation	1.7
Natera, Inc.	1.7
Wingstop Inc.	1.5
Onto Innovation Inc.	1.5
TransMedics Group, Inc.	1.4
Tenet Healthcare Corporation	1.4
Clean Harbors, Inc.	1.4
Guidewire Software, Inc.	1.3
TMX Group Limited	1.3
Total Net Assets	15.4

Industry Sector (%)
Long Investments
Health Care	23.6
Information Technology	22.3
Industrials	19.8
Consumer Discretionary	12.5
Financials	6.0
Consumer Staples	4.6
Energy	4.1
Materials	3.7
Other Short Term Investments	2.2
Real Estate	1.4
Total Net Assets	100.2

JNL/Invesco Small Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

121

JNL/JPMorgan Global Allocation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	983,123
Number of Investments:	2,039
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,955

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	54.0
Corporate Bonds And Notes	29.1
Open Futures Contracts	27.8
Open Forward Foreign Currency Contracts	10.2
Government And Agency Obligations	9.2
Non-U.S. Government Agency Asset-Backed Securities	4.2
Other Short Term Investments	3.2
Preferred Stocks	0.1
Investment Companies	0.0
Total Net Assets	137.8
Short Investments
Open Forward Foreign Currency Contracts	-11.4
Open Futures Contracts	-5.2
Total Net Assets	-16.6

Top 10 Holdings (%)
S&P 500 Index Open Futures Contract	9.7
United States 10 Year Note Open Futures Contract	6.2
MSCI Emerging Markets Index Open Futures Contract	3.3
Canada 10 Year Bond Open Futures Contract	3.3
Microsoft Corporation	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.7
NVIDIA Corporation	2.4
Amazon.com, Inc.	2.3
Apple Inc.	2.3
Italy Government BTP Bond Open Futures Contract	2.0
Total Net Assets	37.4

JNL/JPMorgan Global Allocation Fund

Country (%)
Long Investments
United States of America	90.8
Canada	6.2
Germany	4.9
United Kingdom	4.5
Japan	4.5
Cayman Islands	3.5
France	3.5
South Korea	2.2
Taiwan	2.0
Switzerland	1.8
Other Countries	13.9
Total Net Assets	137.8
Short Investments
United States of America	-5.0
Japan	-3.9
Multi-National	-2.4
Australia	-1.1
South Korea	-0.8
United Kingdom	-0.5
Indonesia	-0.4
Mexico	-0.4
Canada	-0.3
Thailand	-0.2
Other Countries	-1.6
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Derivative Instruments	38.1
Financials	15.0
Information Technology	14.9
Consumer Discretionary	11.6
Industrials	9.2
Government Securities	8.8
Health Care	7.0
Communication Services	5.7
Energy	5.4
Consumer Staples	5.3
Other Sectors	16.8
Total Net Assets	137.8
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

123

JNL/JPMorgan Global Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

124

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	896,136
Number of Investments:	166
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,189

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.9
NVIDIA Corporation	7.0
Apple Inc.	6.9
Amazon.com, Inc.	4.4
Meta Platforms, Inc. - Class A	2.8
Alphabet Inc. - Class A	2.4
Alphabet Inc. - Class C	1.8
Exxon Mobil Corporation	1.7
UnitedHealth Group Incorporated	1.5
MasterCard Incorporated - Class A	1.5
Total Net Assets	37.9

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.3
Health Care	11.6
Consumer Discretionary	11.4
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.7
Energy	3.7
Utilities	2.3
Materials	2.0
Other Sectors	4.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	-0.8
Total Net Assets	-0.8

JNL/JPMorgan Hedged Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

126

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,353
Number of Investments:	112
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	8,052

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
The Trade Desk, Inc. - Class A	2.5
Vertiv Holdings Co - Class A	2.0
DexCom, Inc.	1.9
Booz Allen Hamilton Holding Corporation - Class A	1.8
Entegris, Inc.	1.7
HEICO Corporation - Class A	1.7
Monolithic Power Systems, Inc.	1.7
Datadog, Inc. - Class A	1.6
Super Micro Computer, Inc.	1.6
HubSpot, Inc.	1.6
Total Net Assets	18.1

Industry Sector (%)
Long Investments
Information Technology	25.0
Industrials	19.6
Health Care	16.9
Consumer Discretionary	12.6
Financials	12.0
Communication Services	4.0
Consumer Staples	3.2
Energy	3.1
Other Short Term Investments	0.7
Utilities	0.6
Other Sectors	0.6
Total Net Assets	98.3

JNL/JPMorgan MidCap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

128

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,285,484
Number of Investments:	309
Portfolio Turnover (%)	0
Total Advisory Fees Paid ($):	1,972

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	80.2
Non-U.S. Government Agency Asset-Backed Securities	8.9
Corporate Bonds And Notes	7.5
Other Short Term Investments	2.9
Total Net Assets	99.5

Top 10 Holdings (%)
Treasury, United States Department of, 2.25%, 02/15/27	4.8
Treasury, United States Department of, 3.75%, 11/15/43	3.3
Treasury, United States Department of, 1.38%, 02/15/44	3.0
JNL Government Money Market Fund, 5.21% - Class I	3.0
Treasury, United States Department of, 2.25%, 08/15/27	2.9
Treasury, United States Department of, 2.00%, 11/15/41	2.7
Federal National Mortgage Association, Inc., 1.90%, 12/01/31	2.2
Treasury, United States Department of, 2.63%, 01/31/26	1.9
Federal National Mortgage Association, Inc., 4.50%, 08/01/52	1.8
Treasury, United States Department of, 0.63%, 03/31/27	1.8
Total Net Assets	27.4

JNL/JPMorgan U.S. Government & Quality Bond Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

130

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.88%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,721,367
Number of Investments:	92
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,063

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Wells Fargo & Company	2.8
ConocoPhillips	2.6
UnitedHealth Group Incorporated	2.5
Bank of America Corporation	2.4
Berkshire Hathaway Inc. - Class B	2.2
Chevron Corporation	2.2
Exxon Mobil Corporation	2.0
Analog Devices, Inc.	2.0
CSX Corporation	1.9
Morgan Stanley	1.9
Total Net Assets	22.5

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	15.8
Industrials	14.9
Information Technology	8.8
Energy	8.3
Consumer Discretionary	7.6
Consumer Staples	6.1
Materials	5.0
Communication Services	4.4
Utilities	4.0
Other Sectors	1.5
Total Net Assets	99.9

JNL/JPMorgan U.S. Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

132

JNL/Lazard International Strategic Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Lazard International Strategic Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	483,414
Number of Investments:	58
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,609

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	5.5
ASML Holding N.V.	4.4
Relx PLC	3.3
Icon Public Limited Company	3.0
Siemens Aktiengesellschaft - Class N	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.5
AON Public Limited Company - Class A	2.5
Coca-Cola Europacific Partners PLC	2.4
Airbus SE	2.3
ABB Ltd - Class N	2.2
Total Net Assets	30.6

Country (%)
Long Investments
United Kingdom	17.2
Japan	17.0
Germany	11.2
United States of America	9.2
Denmark	7.5
Ireland	6.8
Netherlands	5.6
Canada	5.4
France	5.0
Switzerland	3.6
Other Countries	11.2
Total Net Assets	99.7

JNL/Lazard International Strategic Equity Fund

Industry Sector (%)
Long Investments
Industrials	28.0
Information Technology	17.4
Health Care	13.9
Financials	13.5
Consumer Staples	7.1
Consumer Discretionary	5.1
Communication Services	3.8
Utilities	3.7
Materials	3.2
Other Short Term Investments	2.5
Other Sectors	1.5
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

134

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,004
Number of Investments:	45
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,968

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	7.3
Amazon.com, Inc.	6.6
MercadoLibre, Inc.	6.1
Alphabet Inc. - Class A	5.9
Netflix, Inc.	4.3
Microsoft Corporation	4.3
Oracle Corporation	4.0
Tesla Inc.	3.9
Boeing Company, The	3.7
Novo Nordisk A/S - Class B	3.7
Total Net Assets	49.8

Country (%)
Long Investments
United States of America	57.9
China	7.5
Switzerland	6.8
Argentina	6.1
United Kingdom	5.8
Netherlands	4.8
Denmark	3.7
Canada	3.1
Japan	1.6
Brazil	1.5
Other Countries	1.0
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	22.1
Communication Services	21.1
Information Technology	20.5
Health Care	14.9
Industrials	9.1
Financials	7.8
Consumer Staples	3.5
Other Short Term Investments	0.8
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

136

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,717
Number of Investments:	716
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,203

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	62.6
Open Futures Contracts	30.3
Non-U.S. Government Agency Asset-Backed Securities	29.0
Senior Floating Rate Instruments	4.7
Government And Agency Obligations	2.4
Other Short Term Investments	0.4
Total Net Assets	129.4
Short Investments
Open Futures Contracts	-8.6
Total Net Assets	-8.6

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	30.3
Treasury, United States Department of, 0.13%, 04/15/25	0.8
OneMain Financial Issuance Trust 2022-3, Series 2022-A-3A, 5.94%, 04/14/26	0.6
Bayer US Finance II LLC, 4.25%, 12/15/25	0.6
Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-A-1A, 1.07%, 02/25/26	0.6
GA Global Funding Trust, 0.80%, 09/13/24	0.6
Citigroup Inc., 3.11%, 04/08/26	0.6
Imperial Brands Finance PLC, 3.13%, 07/26/24	0.6
System Energy Resources, Inc., 6.00%, 04/15/28	0.6
Danske Bank A/S, 1.62%, 09/11/26	0.6
Total Net Assets	35.9

JNL/Lord Abbett Short Duration Income Fund

Country (%)
Long Investments
United States of America	104.8
Cayman Islands	4.1
United Kingdom	3.8
Ireland	2.5
France	1.8
Switzerland	1.6
Canada	1.5
Germany	1.5
Denmark	1.4
Netherlands	1.2
Other Countries	5.2
Total Net Assets	129.4
Short Investments
United States of America	-8.6
Total Net Assets	-8.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

138

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	832,619
Number of Investments:	58
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	636

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	24.1
Alphabet Inc. - Class A	23.3
Alphabet Inc. - Class C	20.9
Netflix, Inc.	6.3
Walt Disney Company, The	4.0
Verizon Communications Inc.	3.8
Comcast Corporation - Class A	3.3
AT&T Inc.	3.0
T-Mobile US, Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	0.8
Total Net Assets	91.0

JNL/Mellon Communication Services Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

140

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,408,174
Number of Investments:	169
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	1,302

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Amazon.com, Inc.	20.4
Tesla Inc.	12.3
Home Depot, Inc. , The	7.7
McDonald's Corporation	4.1
Booking Holdings Inc.	3.0
Lowe`s Companies, Inc.	2.8
TJX Companies, Inc., The	2.8
NIKE, Inc. - Class B	2.0
Starbucks Corporation	2.0
Chipotle Mexican Grill, Inc.	1.9
Total Net Assets	59.0

JNL/Mellon Consumer Discretionary Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

142

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	394,447
Number of Investments:	68
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	376

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Procter & Gamble Company, The	11.7
Costco Wholesale Corporation	11.4
Walmart Inc.	8.9
Coca-Cola Company, The	7.6
PepsiCo, Inc.	6.9
Philip Morris International Inc.	4.9
Mondelez International, Inc. - Class A	2.8
Colgate-Palmolive Company	2.6
Altria Group, Inc.	2.6
Target Corporation	2.3
Total Net Assets	61.7

JNL/Mellon Consumer Staples Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

144

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,278,733
Number of Investments:	32
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,152

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
UnitedHealth Group Incorporated	8.5
Goldman Sachs Group Inc, The	7.6
Microsoft Corporation	7.5
Home Depot, Inc. , The	5.7
Caterpillar Inc.	5.6
Amgen Inc.	5.2
Visa Inc. - Class A	4.4
Salesforce, Inc.	4.3
McDonald's Corporation	4.3
American Express Company	3.9
Total Net Assets	57.0

Industry Sector (%)
Long Investments
Financials	22.6
Information Technology	19.5
Health Care	18.3
Consumer Discretionary	14.5
Industrials	13.9
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3
Materials	0.9
Derivative Instruments	0.5
Other Sectors	0.4
Total Net Assets	100.5

JNL/Mellon Dow Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

146

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,992,062
Number of Investments:	67
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,759

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Exxon Mobil Corporation	26.6
Chevron Corporation	13.8
ConocoPhillips	6.9
EOG Resources, Inc.	3.7
Schlumberger Limited	3.5
Marathon Petroleum Corporation	3.1
Phillips 66	3.1
Williams Companies, Inc., The	2.6
Valero Energy Corporation	2.6
ONEOK, Inc.	2.4
Total Net Assets	68.3

JNL/Mellon Energy Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

148

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,274,475
Number of Investments:	185
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,156

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	11.6
JPMorgan Chase & Co.	9.2
Visa Inc. - Class A	6.6
MasterCard Incorporated - Class A	5.8
Bank of America Corporation	4.3
Wells Fargo & Company	3.3
Goldman Sachs Group Inc, The	2.3
S&P Global Inc.	2.2
American Express Company	2.1
Morgan Stanley	1.9
Total Net Assets	49.3

JNL/Mellon Financial Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

150

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,343,455
Number of Investments:	158
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,907

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	12.8
UnitedHealth Group Incorporated	7.8
Johnson & Johnson	5.9
Merck & Co., Inc.	5.3
AbbVie Inc.	5.1
Thermo Fisher Scientific Inc.	3.5
Abbott Laboratories	3.0
Danaher Corporation	2.8
Amgen Inc.	2.8
Pfizer Inc.	2.7
Total Net Assets	51.7

JNL/Mellon Healthcare Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

152

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	247,645
Number of Investments:	210
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	236

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
General Electric Company	3.9
Caterpillar Inc.	3.7
Honeywell International Inc.	3.1
Union Pacific Corporation	3.1
RTX Corporation	3.0
Eaton Corporation Public Limited Company	2.8
Boeing Company, The	2.5
United Parcel Service, Inc. - Class B	2.3
Lockheed Martin Corporation	2.2
Automatic Data Processing, Inc.	2.2
Total Net Assets	28.8

JNL/Mellon Industrials Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

154

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.61%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,004,804
Number of Investments:	219
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,110

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	17.6
Apple Inc.	16.1
NVIDIA Corporation	15.6
Broadcom Inc.	3.9
Advanced Micro Devices, Inc.	1.4
Adobe Inc.	1.4
Salesforce, Inc.	1.3
Oracle Corporation	1.2
Qualcomm Incorporated	1.2
Applied Materials, Inc.	1.1
Total Net Assets	60.8

JNL/Mellon Information Technology Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

156

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	161,699
Number of Investments:	64
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	176

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Linde Public Limited Company	18.1
The Sherwin-Williams Company	6.0
Freeport-McMoRan Inc.	6.0
Ecolab Inc.	5.2
Air Products and Chemicals, Inc.	4.9
CRH Public Limited Company	4.4
Newmont Corporation	4.1
Nucor Corporation	3.3
Corteva, Inc.	3.2
Dow Inc.	3.2
Total Net Assets	58.4

JNL/Mellon Materials Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

158

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,187,482
Number of Investments:	104
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,154

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	8.6
Apple Inc.	8.4
NVIDIA Corporation	7.9
Amazon.com, Inc.	5.2
Broadcom Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Alphabet Inc. - Class A	2.8
Alphabet Inc. - Class C	2.7
Costco Wholesale Corporation	2.5
Tesla Inc.	2.5
Total Net Assets	50.2

Industry Sector (%)
Long Investments
Information Technology	51.6
Communication Services	15.5
Consumer Discretionary	12.5
Health Care	6.1
Consumer Staples	6.0
Industrials	4.2
Materials	1.4
Utilities	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.0
Total Net Assets	100.4

JNL/Mellon Nasdaq 100 Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

160

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,864
Number of Investments:	87
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	180

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
ProLogis Inc.	8.0
American Tower Corporation	7.0
Equinix, Inc.	5.6
Welltower Inc.	4.8
Digital Realty Trust, Inc.	3.8
Simon Property Group, Inc.	3.6
Realty Income Corporation	3.6
Public Storage Operating Company	3.5
Crown Castle Inc.	3.3
Extra Space Storage Inc.	2.5
Total Net Assets	45.7

JNL/Mellon Real Estate Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

162

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.52%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,735,683
Number of Investments:	508
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,031

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.2
NVIDIA Corporation	6.6
Apple Inc.	6.6
Amazon.com, Inc.	3.8
Repurchase Agreement with BNS, 5.67% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,673) acquired on 6/28/2024, due 10/1/2024 at $405,985	2.7
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/28/2024, due 9/30/2024 at $304,520	2.0
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Total Net Assets	37.1

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Securities Lending Collateral	5.8
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Other Sectors	5.9
Total Net Assets	106.6

JNL/Mellon S&P 500 Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

164

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,243,944
Number of Investments:	1,296
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,955

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	6.5
Apple Inc.	5.9
NVIDIA Corporation	5.7
Amazon.com, Inc.	3.6
Meta Platforms, Inc. - Class A	2.2
Alphabet Inc. - Class A	2.1
Alphabet Inc. - Class C	1.9
Eli Lilly and Company	1.5
Berkshire Hathaway Inc. - Class B	1.4
Broadcom Inc.	1.4
Total Net Assets	32.2

Industry Sector (%)
Long Investments
Information Technology	30.8
Financials	12.7
Health Care	11.6
Consumer Discretionary	10.3
Industrials	9.2
Communication Services	8.8
Consumer Staples	5.5
Energy	3.7
Materials	2.5
Real Estate	2.4
Other Sectors	3.0
Total Net Assets	100.5

JNL/Mellon U.S. Stock Market Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

166

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	410,334
Number of Investments:	58
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	377

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	12.4
The Southern Company	7.2
Duke Energy Corporation	6.6
Constellation Energy Group, Inc.	5.4
Sempra	4.1
GE Vernova Inc.	4.0
American Electric Power Company, Inc.	3.9
Dominion Energy, Inc.	3.5
PG&E Corporation	3.2
Public Service Enterprise Group Incorporated	3.1
Total Net Assets	53.4

JNL/Mellon Utilities Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

168

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	440,097
Number of Investments:	1,404
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	399

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	5.0
Apple Inc.	4.6
NVIDIA Corporation	4.4
Amazon.com, Inc.	2.7
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.6
Alphabet Inc. - Class C	1.5
Eli Lilly and Company	1.2
Berkshire Hathaway Inc. - Class B	1.1
Broadcom Inc.	1.1
Total Net Assets	24.9

Country (%)
Long Investments
United States of America	72.6
Japan	6.2
United Kingdom	3.8
Canada	2.9
France	2.6
Switzerland	2.4
Germany	2.1
Australia	1.9
Netherlands	1.3
Denmark	1.0
Other Countries	4.2
Total Net Assets	101.0
Short Investments
Multi-National	-0.1
Japan	-0.1
Canada	0.0
Australia	0.0
Total Net Assets	-0.2

JNL/Mellon World Index Fund

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	15.0
Health Care	11.6
Industrials	10.5
Consumer Discretionary	10.0
Communication Services	7.7
Consumer Staples	6.3
Energy	4.2
Materials	3.6
Utilities	2.4
Other Sectors	4.3
Total Net Assets	101.0
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

170

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,913,968
Number of Investments:	145
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,313

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hartford Financial Services Group, Inc. , The	1.6
Diamondback Energy, Inc.	1.3
PG&E Corporation	1.3
Cencora, Inc.	1.3
Targa Resources Corp.	1.2
Raymond James Financial, Inc.	1.1
Universal Health Services, Inc. - Class B	1.1
LKQ Corporation	1.1
M&T Bank Corporation	1.0
Extra Space Storage Inc.	1.0
Total Net Assets	12.0

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	18.3
Materials	10.1
Consumer Discretionary	9.5
Health Care	7.7
Utilities	7.6
Information Technology	7.4
Real Estate	7.0
Energy	6.4
Consumer Staples	6.0
Other Sectors	1.6
Total Net Assets	99.9

JNL/MFS Mid Cap Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

172

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,051
Number of Investments:	57
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	14

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Blackstone Inc. - Class A	10.4
KKR & Co. Inc. - Class A	9.8
Partners Group Holding AG	5.5
3I Group PLC	4.5
The Carlyle Group, Inc.	4.0
Intermediate Capital Group PLC	3.8
Ares Management Corporation - Class A	3.7
EQT AB	3.1
Hamilton Lane Incorporated - Class A	2.9
T. Rowe Price Group, Inc.	2.9
Total Net Assets	50.6

Country (%)
Long Investments
United States of America	47.2
United Kingdom	18.2
Sweden	8.9
Switzerland	5.6
France	4.9
Japan	4.4
Belgium	3.8
Canada	3.2
Germany	1.5
Australia	0.6
Other Countries	1.4
Total Net Assets	99.7

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Industry Sector (%)
Long Investments
Financials	85.0
Industrials	5.2
Investment Companies	5.1
Real Estate	2.1
Communication Services	1.1
Health Care	0.8
Consumer Discretionary	0.3
Other Short Term Investments	0.1
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

174

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.72%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	125,571
Number of Investments:	117
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	43

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hasbro, Inc.	1.5
Carnival Corporation	1.4
DuPont de Nemours, Inc.	1.4
Discover Financial Services	1.4
NiSource Inc.	1.4
Chart Industries, Inc.	1.4
Asbury Automotive Group, Inc.	1.4
Littelfuse, Inc.	1.4
HF Sinclair Corporation	1.4
Eastman Chemical Company	1.4
Total Net Assets	14.1

Industry Sector (%)
Long Investments
Consumer Discretionary	22.0
Industrials	15.9
Information Technology	11.8
Financials	10.8
Health Care	8.8
Materials	8.6
Communication Services	7.3
Utilities	7.0
Energy	3.5
Consumer Staples	2.0
Other Sectors	3.2
Total Net Assets	100.9

JNL/Morningstar SMID Moat Focus Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

176

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.71%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	441,530
Number of Investments:	345
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	484

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	11.0
Microsoft Corporation	10.4
Berkshire Hathaway Inc. - Class B	3.2
Visa Inc. - Class A	1.8
Costco Wholesale Corporation	1.6
Home Depot, Inc. , The	1.5
Merck & Co., Inc.	1.3
Netflix, Inc.	1.2
Advanced Micro Devices, Inc.	1.1
Adobe Inc.	1.1
Total Net Assets	34.2

Industry Sector (%)
Long Investments
Information Technology	33.3
Financials	14.4
Health Care	12.1
Consumer Discretionary	9.5
Industrials	8.7
Communication Services	5.4
Consumer Staples	4.8
Real Estate	4.1
Materials	2.9
Energy	2.4
Other Sectors	3.2
Total Net Assets	100.8

JNL/Morningstar U.S. Sustainability Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

178

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,340,584
Number of Investments:	57
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,336

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Adobe Inc.	2.8
International Flavors & Fragrances Inc.	2.8
Campbell Soup Company	2.6
Altria Group, Inc.	2.6
Pfizer Inc.	2.5
RTX Corporation	2.5
Autodesk, Inc.	2.5
Corteva, Inc.	2.5
Gilead Sciences, Inc.	2.5
Comcast Corporation - Class A	2.4
Total Net Assets	25.7

Industry Sector (%)
Long Investments
Industrials	21.2
Health Care	20.1
Information Technology	18.5
Consumer Staples	14.9
Consumer Discretionary	7.9
Financials	6.1
Communication Services	5.4
Materials	5.3
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.6

JNL/Morningstar Wide Moat Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

180

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	40,590
Number of Investments:	111
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	177

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	110.7
Corporate Bonds And Notes	55.9
Non-U.S. Government Agency Asset-Backed Securities	19.9
Other Short Term Investments	15.8
Total Net Assets	202.3

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	16.7
Brent Crude Open Futures Contract	10.3
Crude Oil, WTI Open Futures Contract	9.0
Treasury, United States Department of, 5.31%, 09/26/24	7.3
Soybean Open Futures Contract	7.3
Gasoline, RBOB Open Futures Contract	5.8
Copper Open Futures Contract	5.6
Soybean Meal Open Futures Contract	4.8
JNL Government Money Market Fund, 5.21% - Class I	4.8
Coffee C Open Futures Contract	4.7
Total Net Assets	76.3

JNL/Neuberger Berman Commodity Strategy Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

182

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	59,487
Number of Investments:	58
Portfolio Turnover (%):	91
Total Advisory Fees Paid ($):	158

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	97.6
Other Short Term Investments	65.3
Corporate Bonds And Notes	41.6
Investment Companies	2.9
Total Net Assets	207.4

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	90.5
JNL Government Money Market Fund, 5.21% - Class I	22.7
Treasury, United States Department of, 5.32%, 08/01/24	19.2
Treasury, United States Department of, 5.32%, 08/27/24	19.2
Treasury, United States Department of, 5.28%, 07/16/24	4.2
iShares Bitcoin Trust	2.9
Palladium Open Futures Contract	2.4
Platinum Open Futures Contract	2.4
Silver Open Futures Contract	2.3
Goldman Sachs Group Inc, The, 5.70%, 11/01/24	2.2
Total Net Assets	168.0

JNL/Neuberger Berman Gold Plus Strategy Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

184

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	685,734
Number of Investments:	1,194
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,677

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	58.8
Open Futures Contracts	41.0
Corporate Bonds And Notes	30.1
Non-U.S. Government Agency Asset-Backed Securities	23.1
Open Forward Foreign Currency Contracts	6.8
Interest Rate Swap Agreements	3.0
Total Return Swap Agreements	2.8
Other Short Term Investments	0.7
Senior Floating Rate Instruments	0.0
Total Net Assets	166.3
Short Investments
Open Futures Contracts	-10.2
Open Forward Foreign Currency Contracts	-1.5
Interest Rate Swap Agreements	-1.3
Total Net Assets	-13.0

Top 10 Holdings (%)
United States 10 Year Note Open Futures Contract	14.8
United States 5 Year Note Open Futures Contract	14.4
United States 2 Year Note Open Futures Contract	4.8
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	3.3
iBoxx Liquid Investment Grade Index Total Return Swap Agreement	2.8
USD/EUR Open Forward Foreign Currency Contract	2.6
Federal National Mortgage Association, Inc., 2.50%, 07/15/54	2.5
3 Month SONIA Index Open Futures Contract	2.4
Government National Mortgage Association, 6.00%, 07/15/54	2.1
6M NIBOR Interest Rate Swap Agreement	2.0
Total Net Assets	51.7

JNL/Neuberger Berman Strategic Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

186

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.87%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,312,515
Number of Investments:	69
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	4,417

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.9
AT&T Inc.	3.5
Berkshire Hathaway Inc. - Class B	3.5
Medtronic, Inc.	3.3
Cisco Systems, Inc.	2.8
L3Harris Technologies, Inc.	2.8
JNL Government Money Market Fund, 5.21% - Class I	2.7
Danaher Corporation	2.6
Sanofi	2.6
Becton, Dickinson and Company	2.4
Total Net Assets	31.1

Industry Sector (%)
Long Investments
Financials	28.3
Health Care	17.0
Industrials	10.8
Energy	9.5
Information Technology	7.9
Materials	6.4
Communication Services	6.3
Consumer Discretionary	4.1
Consumer Staples	3.9
Utilities	3.1
Other Sectors	3.6
Total Net Assets	100.9

JNL/Newton Equity Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

188

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.19%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,508,828
Number of Investments:	1,118
Portfolio Turnover (%):	312
Total Advisory Fees Paid ($):	3,639

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	97.1
Government And Agency Obligations	88.5
Non-U.S. Government Agency Asset-Backed Securities	43.4
Credit Default Swap Agreements	22.8
Open Forward Foreign Currency Contracts	19.5
Corporate Bonds And Notes	11.7
Open Futures Contracts	5.3
Senior Floating Rate Instruments	2.9
Other Short Term Investments	1.6
Inflation Indexed Swap Agreements	1.2
Other Asset Classes	1.1
Total Net Assets	295.1
Short Investments
Interest Rate Swap Agreements	-81.1
Open Forward Foreign Currency Contracts	-18.4
Open Futures Contracts	-13.1
Government And Agency Obligations	-0.5
Option Contracts	0.0
Total Net Assets	-113.1

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	15.7
Federal National Mortgage Association, Inc., 6.50%, 08/15/54	11.5
Federal National Mortgage Association, Inc., 6.00%, 08/15/54	10.6
U.S. SOFR Interest Rate Swap Agreement	9.2
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	9.2
U.S. SOFR Interest Rate Swap Agreement	8.4
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	7.5
Federal National Mortgage Association, Inc., 5.00%, 09/15/54	6.3
CMBX.NA.AAA.13 Credit Default Swap Agreement	5.3
USD/EUR Open Forward Foreign Currency Contract	4.7
Total Net Assets	88.4

JNL/PIMCO Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

190

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	984,875
Number of Investments:	1,042
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	1,681

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.7
Government And Agency Obligations	28.9
Open Forward Foreign Currency Contracts	10.5
Interest Rate Swap Agreements	9.0
Non-U.S. Government Agency Asset-Backed Securities	7.4
Open Futures Contracts	7.4
Credit Default Swap Agreements	6.9
Senior Floating Rate Instruments	1.1
Short Term Investments	0.3
Preferred Stocks	0.2
Other Asset Classes	0.0
Total Net Assets	154.4
Short Investments
Open Forward Foreign Currency Contracts	-6.3
Interest Rate Swap Agreements	-5.0
Open Futures Contracts	-1.7
Option Contracts	0.0
Total Net Assets	-13.0

Top 10 Holdings (%)
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	7.2
United States 5 Year Note Open Futures Contract	4.5
Treasury, United States Department of, 4.00%, 02/15/34	3.6
U.S. SOFR Interest Rate Swap Agreement	3.5
CDX.NA.IG.42 Credit Default Swap Agreement	2.2
Treasury, United States Department of, 4.63%, 04/30/29	2.1
USD/EUR Open Forward Foreign Currency Contract	2.0
6M EURIBOR Interest Rate Swap Agreement	1.9
USD/EUR Open Forward Foreign Currency Contract	1.8
Treasury, United States Department of, 3.38%, 08/15/42	1.8
Total Net Assets	30.6

JNL/PIMCO Investment Grade Credit Bond Fund

Country (%)
Long Investments
United States of America	121.2
United Kingdom	6.9
Canada	2.4
Brazil	2.3
Japan	2.1
Cayman Islands	2.1
Multi-National	2.0
Germany	1.9
Australia	1.7
Switzerland	1.5
Other Countries	10.3
Total Net Assets	154.4
Short Investments
United States of America	-4.2
Multi-National	-3.3
United Kingdom	-1.6
Canada	-1.4
Turkey	-0.6
Japan	-0.4
Mexico	-0.3
India	-0.3
Indonesia	-0.3
Australia	-0.2
Other Countries	-0.4
Total Net Assets	-13.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

192

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,303,720
Number of Investments:	421
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	2,576

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	111.4
Interest Rate Swap Agreements	22.8
Total Return Swap Agreements	21.9
Open Forward Foreign Currency Contracts	21.0
Open Futures Contracts	12.5
Non-U.S. Government Agency Asset-Backed Securities	10.3
Inflation Indexed Swap Agreements	8.4
Corporate Bonds And Notes	0.3
Preferred Stocks	0.0
Total Net Assets	208.6
Short Investments
Open Futures Contracts	-42.2
Interest Rate Swap Agreements	-39.9
Open Forward Foreign Currency Contracts	-8.6
Inflation Indexed Swap Agreements	-6.1
Option Contracts	-0.1
Total Net Assets	-96.9

Top 10 Holdings (%)
6M EURIBOR Interest Rate Swap Agreement	15.3
USD/EUR Open Forward Foreign Currency Contract	7.9
USD/EUR Open Forward Foreign Currency Contract	7.8
United States 10 Year Ultra Bond Open Futures Contract	7.5
Treasury, United States Department of, 0.63%, 07/15/32	7.4
Treasury, United States Department of, 0.50%, 01/15/28	6.4
Treasury, United States Department of Total Return Swap Agreement	5.1
Treasury, United States Department of Total Return Swap Agreement	4.7
Treasury, United States Department of, 0.38%, 07/15/27	4.5
Treasury, United States Department of, 0.13%, 07/15/30	4.0
Total Net Assets	70.6

JNL/PIMCO Real Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

194

JNL/PPM America Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PPM America Floating Rate Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,174,673
Number of Investments:	737
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,788

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Senior Floating Rate Instruments	93.7
Corporate Bonds And Notes	4.8
Other Short Term Investments	1.6
Non-U.S. Government Agency Asset-Backed Securities	0.2
Common Stocks	0.0
Total Net Assets	100.3

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.6
Great Outdoors Group, LLC, 2021 Term Loan B1, 9.19%, 02/26/28	1.5
Caesars Entertainment Inc., Term Loan B, 8.10%, 01/25/30	1.0
TransDigm, Inc., 2024 Term Loan I, 8.06%, 08/24/28	0.9
Gainwell Acquisition Corp., Term Loan B, 9.41%, 08/17/27	0.8
MH Sub I, LLC, 2023 Term Loan, 9.58%, 04/13/28	0.7
Triton Water Holdings, Inc, Term Loan, 8.81%, 03/16/28	0.7
Fertitta Entertainment, LLC, 2022 Term Loan B, 9.08%, 01/13/29	0.6
Neptune Bidco US Inc, 2022 USD Term Loan B, 10.41%, 04/11/29	0.6
BCP Renaissance Parent LLC, 2024 Term Loan B, 8.60%, 10/31/28	0.6
Total Net Assets	9.0

JNL/PPM America Floating Rate Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

196

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,337,335
Number of Investments:	312
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	2,335

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	86.9
Senior Floating Rate Instruments	8.6
Short Term Investments	5.7
Common Stocks	0.3
Non-U.S. Government Agency Asset-Backed Securities	0.2
Total Net Assets	101.7

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.5
Carnival Corporation, 4.00%, 08/01/28	2.0
CCO Holdings, LLC, 5.38%, 06/01/29	1.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.0
MCE Finance Limited, 5.38%, 12/04/29	1.0
Bip-V Chinook, 5.50%, 06/15/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Organon & Co., 5.13%, 04/30/31	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.9
Total Net Assets	14.4

JNL/PPM America High Yield Bond Fund

Country (%)
Long Investments
United States of America	79.8
Canada	5.8
United Kingdom	2.9
France	1.9
Israel	1.8
Macau	1.3
Australia	1.1
Netherlands	1.0
Austria	1.0
Germany	0.8
Other Countries	4.3
Total Net Assets	101.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

198

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.71%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	235,472
Number of Investments:	408
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	151

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	94.6
Open Futures Contracts	2.6
Government And Agency Obligations	2.5
Non-U.S. Government Agency Asset-Backed Securities	2.0
Other Short Term Investments	0.1
Total Net Assets	101.8
Short Investments
Open Futures Contracts	-3.6
Credit Default Swap Agreements	-0.9
Total Net Assets	-4.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	1.6
AbbVie Inc., 4.80%, 03/15/29	1.2
JPMorgan Chase & Co., 5.04%, 01/23/28	1.2
Morgan Stanley, 5.16%, 04/20/29	1.1
Bank of America Corporation, 5.82%, 09/15/29	1.1
Bank of America Corporation, 5.47%, 01/23/35	0.9
United States Long Bond Open Futures Contract	0.9
JPMorgan Chase & Co., 2.07%, 06/01/29	0.9
KfW, 4.63%, 08/07/26	0.8
KfW, 5.00%, 03/16/26	0.8
Total Net Assets	10.5

JNL/PPM America Investment Grade Credit Fund

Country (%)
Long Investments
United States of America	75.6
United Kingdom	4.7
Multi-National	3.9
Germany	3.2
Switzerland	3.1
Spain	1.8
Mexico	1.5
Canada	1.3
France	1.2
Australia	1.1
Other Countries	4.4
Total Net Assets	101.8
Short Investments
United States of America	-4.5
Total Net Assets	-4.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

200

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,547,623
Number of Investments:	597
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,064

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	51.2
Government And Agency Obligations	34.4
Open Futures Contracts	21.5
Non-U.S. Government Agency Asset-Backed Securities	9.9
Senior Floating Rate Instruments	3.4
Short Term Investments	1.1
Total Net Assets	121.5
Short Investments
Open Futures Contracts	-5.4
Total Net Assets	-5.4

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	9.6
United States 5 Year Note Open Futures Contract	5.0
United States Ultra Bond Open Futures Contract	3.5
United States 10 Year Note Open Futures Contract	3.3
Treasury, United States Department of, 2.88%, 05/15/32	2.0
Treasury, United States Department of, 4.88%, 10/31/28	1.2
Treasury, United States Department of, 3.88%, 08/15/33	1.0
Treasury, United States Department of, 2.50%, 02/15/46	0.9
JNL Government Money Market Fund, 5.21% - Class I	0.9
Treasury, United States Department of, 3.00%, 02/15/48	0.8
Total Net Assets	28.2

JNL/PPM America Total Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

202

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,584
Number of Investments:	848
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	373

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.6
EMCOR Group, Inc.	0.4
Casey's General Stores, Inc.	0.4
Williams-Sonoma, Inc.	0.4
Jackson Financial Inc. - Class A	0.4
Chipotle Mexican Grill, Inc.	0.4
JNL Government Money Market Fund, 5.21% - Class I	0.4
Autodesk, Inc.	0.4
Coinbase Global, Inc. - Class A	0.3
Verisk Analytics, Inc.	0.3
Total Net Assets	4.0

Industry Sector (%)
Long Investments
Industrials	20.4
Financials	15.8
Consumer Discretionary	14.8
Information Technology	11.0
Real Estate	9.8
Health Care	7.5
Materials	6.3
Energy	4.4
Consumer Staples	3.8
Communication Services	3.4
Other Sectors	3.6
Total Net Assets	100.8

JNL/RAFI Fundamental U.S. Small Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

204

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,207,911
Number of Investments:	816
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	1,897

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	2.7
Meta Platforms, Inc. - Class A	2.1
Berkshire Hathaway Inc. - Class B	1.6
Walmart Inc.	1.6
Oracle Corporation	1.4
NVIDIA Corporation	1.4
Broadcom Inc.	1.4
Wells Fargo & Company	1.4
AbbVie Inc.	1.3
Merck & Co., Inc.	1.2
Total Net Assets	16.1

Industry Sector (%)
Long Investments
Information Technology	16.1
Financials	15.9
Health Care	14.8
Industrials	11.9
Consumer Staples	11.6
Consumer Discretionary	11.0
Communication Services	7.4
Energy	5.5
Materials	3.3
Real Estate	1.5
Other Sectors	1.3
Total Net Assets	100.3

JNL/RAFI Multi-Factor U.S. Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

206

JNL/T. Rowe Price Balanced Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	528,449
Number of Investments:	1,453
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	1,323

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.3
Government And Agency Obligations	18.0
Corporate Bonds And Notes	12.0
Non-U.S. Government Agency Asset-Backed Securities	2.6
Other Short Term Investments	1.6
Open Futures Contracts	1.2
Senior Floating Rate Instruments	0.6
Preferred Stocks	0.3
Credit Default Swap Agreements	0.2
Investment Companies	0.0
Other Asset Classes	0.0
Total Net Assets	101.8
Short Investments
Open Forward Foreign Currency Contracts	0.0
Total Net Assets	0.0

Top 10 Holdings (%)
Microsoft Corporation	3.1
NVIDIA Corporation	2.8
Apple Inc.	2.3
Amazon.com, Inc.	1.8
Alphabet Inc. - Class C	1.3
Meta Platforms, Inc. - Class A	1.2
United States 5 Year Note Open Futures Contract	1.1
T. Rowe Price Government Reserve Fund, 5.31%	0.9
Eli Lilly and Company	0.8
UnitedHealth Group Incorporated	0.7
Total Net Assets	16.0

JNL/T. Rowe Price Balanced Fund

Country (%)
Long Investments
United States of America	77.7
Japan	3.7
United Kingdom	3.5
Canada	2.3
France	2.0
Germany	1.9
Switzerland	1.9
Netherlands	1.7
Australia	1.2
Taiwan	0.6
Other Countries	5.3
Total Net Assets	101.8
Short Investments
South Africa	0.0
Total Net Assets	0.0

Industry Sector (%)
Long Investments
Information Technology	15.8
Financials	14.1
Government Securities	9.8
Health Care	9.7
U.S. Government Agency MBS	8.2
Consumer Discretionary	7.4
Industrials	7.1
Communication Services	5.4
Energy	5.0
Consumer Staples	4.6
Other Sectors	14.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

208

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,193,268
Number of Investments:	367
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	35,319

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	63.7
Government And Agency Obligations	10.9
Corporate Bonds And Notes	10.7
Senior Floating Rate Instruments	10.5
Other Short Term Investments	4.4
Preferred Stocks	0.1
Non-U.S. Government Agency Asset-Backed Securities	0.0
Investment Companies	0.0
Total Net Assets	100.3
Short Investments
Option Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.4
T. Rowe Price Government Reserve Fund, 5.31%	4.4
Treasury, United States Department of, 4.50%, 11/15/33	3.6
Treasury, United States Department of, 4.00%, 02/15/34	3.5
Alphabet Inc. - Class A	2.7
Amazon.com, Inc.	2.7
NVIDIA Corporation	2.6
UnitedHealth Group Incorporated	2.6
Danaher Corporation	2.1
Intuit Inc.	2.0
Total Net Assets	31.6

JNL/T. Rowe Price Capital Appreciation Fund

Industry Sector (%)
Long Investments
Information Technology	22.8
Health Care	16.3
Financials	12.8
Government Securities	10.9
Industrials	10.2
Consumer Discretionary	7.7
Utilities	5.3
Communication Services	5.1
Other Short Term Investments	4.4
Energy	2.3
Other Sectors	2.5
Total Net Assets	100.3
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

210

JNL/T. Rowe Price Established Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Established Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.83%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	10,573,433
Number of Investments:	64
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	21,543

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	13.2
NVIDIA Corporation	12.2
Apple Inc.	12.2
Amazon.com, Inc.	8.4
Alphabet Inc. - Class A	7.3
Meta Platforms, Inc. - Class A	5.0
Eli Lilly and Company	3.5
Visa Inc. - Class A	2.4
MasterCard Incorporated - Class A	2.0
Netflix, Inc.	1.7
Total Net Assets	67.9

Industry Sector (%)
Long Investments
Information Technology	52.0
Communication Services	15.3
Consumer Discretionary	12.9
Health Care	9.8
Financials	6.2
Industrials	2.3
Consumer Staples	0.7
Materials	0.5
Other Short Term Investments	0.0
Total Net Assets	99.7

JNL/T. Rowe Price Established Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

212

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,307,740
Number of Investments:	123
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	15,600

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
T. Rowe Price Government Reserve Fund, 5.31%	4.0
Marvell Technology, Inc.	2.8
Microchip Technology Incorporated	2.7
Hologic, Inc.	2.7
The Trade Desk, Inc. - Class A	2.4
Teleflex Incorporated	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron Inc.	1.9
Ball Corporation	1.7
Total Net Assets	24.1

Industry Sector (%)
Long Investments
Health Care	22.4
Information Technology	18.3
Industrials	15.5
Consumer Discretionary	12.1
Financials	7.2
Materials	5.6
Communication Services	5.6
Energy	5.1
Other Short Term Investments	4.1
Consumer Staples	3.9
Other Sectors	0.4
Total Net Assets	100.2

JNL/T. Rowe Price Mid-Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

214

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,140,232
Number of Investments:	796
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,812

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	43.7
Open Futures Contracts	36.2
Non-U.S. Government Agency Asset-Backed Securities	27.5
Government And Agency Obligations	26.6
Other Short Term Investments	1.5
Credit Default Swap Agreements	1.0
Total Net Assets	136.5
Short Investments
Open Futures Contracts	-5.5
Total Net Assets	-5.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	31.4
Treasury, United States Department of, 4.63%, 06/30/26	5.0
Treasury, United States Department of, 4.88%, 05/31/26	4.8
3 Month SOFR Index Open Futures Contract	4.8
Treasury, United States Department of, 4.88%, 04/30/26	4.6
Treasury, United States Department of, 4.50%, 03/31/26	4.6
Treasury, United States Department of, 2.38%, 10/15/28	1.0
CDX.NA.IG.42 Credit Default Swap Agreement	1.0
Bank of Montreal, 3.70%, 06/07/25	0.7
Federal National Mortgage Association, Inc., 6.00%, 08/01/53	0.6
Total Net Assets	58.5

JNL/T. Rowe Price Short-Term Bond Fund

Country (%)
Long Investments
United States of America	114.9
Cayman Islands	4.1
Canada	3.0
United Kingdom	2.6
Germany	1.5
South Korea	1.5
France	1.0
Ireland	1.0
Australia	0.9
Netherlands	0.8
Other Countries	5.2
Total Net Assets	136.5
Short Investments
United States of America	-5.5
Total Net Assets	-5.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

216

JNL/T. Rowe Price U.S. High Yield Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,357
Number of Investments:	108
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	1,115

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.8
Senior Floating Rate Instruments	13.2
Other Short Term Investments	6.2
Preferred Stocks	0.8
Common Stocks	0.0
Total Net Assets	103.0

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.8
T. Rowe Price Government Reserve Fund, 5.31%	2.5
Osaic Holdings, Inc., 10.75%, 08/01/27	2.3
Vistra Corp., 8.00% (callable at 100, 10/15/26)	2.0
Aretec Escrow Issuer 2 Inc, 10.00%, 08/15/30	1.9
Sigma Holdco B.V., 7.88%, 05/15/26	1.9
Enbridge Inc., 8.25%, 01/15/84	1.7
Heartland Dental, LLC, 10.50%, 04/30/28	1.7
Community Health Systems, Inc., 8.00%, 12/15/27	1.5
Civitas Resources, Inc., 8.75%, 07/01/31	1.5
Total Net Assets	20.8

JNL/T. Rowe Price U.S. High Yield Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

218

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.87%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,611,077
Number of Investments:	121
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	10,746

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	3.5
JPMorgan Chase & Co.	3.1
Elevance Health, Inc.	2.9
Kenvue Inc.	2.4
Johnson & Johnson	2.3
Bank of America Corporation	2.2
UnitedHealth Group Incorporated	2.1
Fiserv, Inc.	1.9
ConocoPhillips	1.8
The Charles Schwab Corporation	1.7
Total Net Assets	23.9

Industry Sector (%)
Long Investments
Financials	22.6
Health Care	17.1
Industrials	16.3
Energy	10.0
Consumer Staples	9.6
Information Technology	8.5
Materials	4.7
Consumer Discretionary	4.4
Utilities	2.4
Real Estate	2.3
Other Sectors	2.0
Total Net Assets	99.9

JNL/T. Rowe Price Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

220

JNL/WCM China Quality Growth Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.31%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,444
Number of Investments:	32
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	24

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Tencent Holdings Limited	11.2
Prosus N.V.	5.7
Shenzhou International Group Holdings Limited	5.1
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2
Kweichow Moutai Co., Ltd. - Class A	4.1
Warom Technology Incorporated Company - Class A	3.8
Qingdao Haier Biomedical Co Ltd - Class A	3.4
MediaTek Inc.	3.2
AIA Group Limited	3.2
NARI Technology Co., Ltd. - Class A	3.2
Total Net Assets	47.1

Country (%)
Long Investments
China	74.4
Hong Kong	8.2
Taiwan	8.1
Netherlands	5.7
United States of America	3.2
Total Net Assets	99.6

Industry Sector (%)
Long Investments
Consumer Discretionary	30.4
Industrials	20.7
Communication Services	16.1
Materials	7.8
Health Care	6.4
Financials	5.6
Information Technology	5.3
Consumer Staples	4.1
Other Short Term Investments	3.2
Total Net Assets	99.6

JNL/WCM China Quality Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

222

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.12%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,703,463
Number of Investments:	36
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	5,480

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	7.1
Icon Public Limited Company	4.5
Ferrari N.V.	4.2
ASM International N.V.	4.1
Taiwan Semiconductor Manufacturing Company Limited	4.1
Canadian Pacific Kansas City Limited	4.0
AstraZeneca PLC	3.8
Safran	3.8
ASML Holding N.V.	3.6
BAE Systems PLC	3.5
Total Net Assets	42.7

Country (%)
Long Investments
United States of America	17.5
United Kingdom	13.7
France	10.3
Netherlands	10.1
Denmark	7.1
Canada	6.5
Ireland	4.5
Italy	4.3
Taiwan	4.1
Australia	2.9
Other Countries	19.3
Total Net Assets	100.3

JNL/WCM Focused International Equity Fund

Industry Sector (%)
Long Investments
Industrials	21.6
Health Care	17.7
Financials	17.4
Information Technology	13.6
Consumer Discretionary	13.3
Energy	6.0
Communication Services	4.8
Consumer Staples	2.1
Materials	2.0
Other Short Term Investments	1.8
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

224

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.82%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,781
Number of Investments:	416
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	341

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	61.1
Common Stocks	34.0
Corporate Bonds And Notes	31.3
Open Forward Foreign Currency Contracts	12.8
Investment Companies	4.4
Other Short Term Investments	4.1
Other Equity Interests	3.7
Preferred Stocks	2.1
Senior Floating Rate Instruments	1.9
Rights	0.6
Other Asset Classes	1.0
Total Net Assets	157.0
Short Investments
Total Return Swap Agreements	-28.0
Government And Agency Obligations	-1.0
Option Contracts	-0.7
Common Stocks	-0.7
Open Forward Foreign Currency Contracts	-0.3
Total Net Assets	-30.7

Top 10 Holdings (%)
Hess Corporation Total Return Swap Agreement	10.2
WestRock Company Total Return Swap Agreement	4.3
Endeavor Group Holdings, Inc. Total Return Swap Agreement	4.3
JNL Government Money Market Fund, 5.21% - Class I	4.1
United States Steel Corporation Total Return Swap Agreement	3.9
Calumet Specialty Products Partners, L.P., 11.00%, 04/15/25	3.8
Altaba Inc.	3.7
Amedisys, Inc. Total Return Swap Agreement	3.4
Axonics, Inc. Total Return Swap Agreement	3.1
Altium Limited Total Return Swap Agreement	2.6
Total Net Assets	43.4

JNL/Westchester Capital Event Driven Fund

Industry Sector (%)
Long Investments
Derivative Instruments	74.2
Energy	15.6
Communication Services	9.3
Consumer Discretionary	9.0
Financials	7.5
Industrials	7.3
Health Care	5.5
Investment Companies	4.4
Information Technology	4.4
Materials	4.1
Other Sectors	15.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	-29.0
Government Securities	-1.0
Information Technology	-0.3
Energy	-0.2
Financials	-0.1
Communication Services	-0.1
Industrials	0.0
Total Net Assets	-30.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

226

JNL/Western Asset Global Multi-Sector Bond Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/Western Asset Global Multi-Sector Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	362,528
Number of Investments:	259
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	927

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.7
Government And Agency Obligations	33.3
Open Futures Contracts	27.0
Open Forward Foreign Currency Contracts	24.5
Other Short Term Investments	5.0
Non-U.S. Government Agency Asset-Backed Securities	4.8
Senior Floating Rate Instruments	4.4
Total Net Assets	151.7
Short Investments
Open Forward Foreign Currency Contracts	-7.1
Open Futures Contracts	-5.6
Total Net Assets	-12.7

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	15.6
USD/EUR Open Forward Foreign Currency Contract	10.5
Euro Bund Open Futures Contract	8.8
USD/GBP Open Forward Foreign Currency Contract	7.4
JNL Government Money Market Fund, 5.21% - Class I	4.5
Gobierno Federal de los Estados Unidos Mexicanos, 7.50%, 06/03/27	3.3
Treasury, United States Department of, 2.00%, 11/15/26	3.0
Long Gilt Open Futures Contract	2.6
Treasury, United States Department of, 1.63%, 02/15/26	2.2
Treasury, United States Department of, 2.88%, 05/15/32	2.1
Total Net Assets	60.0

JNL/Western Asset Global Multi-Sector Bond Fund

Country (%)
Long Investments
United States of America	99.1
Germany	10.4
United Kingdom	8.0
Mexico	4.8
France	3.6
Netherlands	2.8
South Africa	2.7
Argentina	2.3
Multi-National	2.1
Brazil	2.0
Other Countries	13.9
Total Net Assets	151.7
Short Investments
United States of America	-5.6
Japan	-3.1
United Kingdom	-1.6
Australia	-1.1
Multi-National	-0.6
South Africa	-0.5
Turkey	-0.2
Total Net Assets	-12.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

228

JNL/William Blair International Leaders Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,132,182
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	2,487

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	4.8
ASML Holding N.V.	4.0
Novo Nordisk A/S - Class B	3.7
Tokyo Electron Limited	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.4
MediaTek Inc.	2.4
Reliance Industries Limited	2.4
Icon Public Limited Company	2.3
Atlas Copco Aktiebolag - Class A	2.3
London Stock Exchange Group PLC	2.1
Total Net Assets	28.9

Country (%)
Long Investments
Japan	14.9
France	12.5
United Kingdom	12.3
Taiwan	7.2
Canada	6.5
India	5.3
Netherlands	5.0
Switzerland	5.0
Denmark	4.8
United States of America	3.7
Other Countries	22.6
Total Net Assets	99.8

JNL/William Blair International Leaders Fund

Industry Sector (%)
Long Investments
Information Technology	28.6
Industrials	19.5
Consumer Discretionary	14.7
Health Care	13.5
Financials	11.6
Materials	3.5
Energy	3.5
Consumer Staples	2.5
Other Short Term Investments	2.4
Securities Lending Collateral	0.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

230

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,193,900
Number of Investments:	608
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,267

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.7
Government And Agency Obligations	24.5
Corporate Bonds And Notes	7.8
Non-U.S. Government Agency Asset-Backed Securities	1.4
Short Term Investments	1.2
Total Net Assets	100.6
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.3
Apple Inc.	4.5
NVIDIA Corporation	3.7
Alphabet Inc. - Class A	3.4
Amazon.com, Inc.	3.2
UnitedHealth Group Incorporated	1.8
JPMorgan Chase & Co.	1.6
Broadcom Inc.	1.6
Meta Platforms, Inc. - Class A	1.6
Wells Fargo & Company	1.4
Total Net Assets	28.1

JNL/WMC Balanced Fund

Industry Sector (%)
Long Investments
Information Technology	23.0
Government Securities	14.4
Financials	11.7
U.S. Government Agency MBS	10.1
Health Care	8.2
Consumer Discretionary	7.3
Communication Services	6.0
Industrials	5.2
Consumer Staples	3.6
Energy	3.2
Other Sectors	7.9
Total Net Assets	100.6
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

232

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,089,942
Number of Investments:	74
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,440

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.5
Merck & Co., Inc.	3.0
Johnson & Johnson	3.0
EOG Resources, Inc.	2.9
Broadcom Inc.	2.7
Pfizer Inc.	2.5
ConocoPhillips	2.5
Cisco Systems, Inc.	2.2
Philip Morris International Inc.	2.0
Gilead Sciences, Inc.	1.8
Total Net Assets	27.1

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.4
Energy	11.2
Industrials	10.8
Consumer Staples	10.4
Information Technology	10.3
Utilities	7.8
Consumer Discretionary	4.2
Materials	4.1
Real Estate	3.4
Other Sectors	2.2
Total Net Assets	100.1

JNL/WMC Equity Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

234

JNL/WMC Global Real Estate Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	622,712
Number of Investments:	63
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	1,824

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Equinix, Inc.	5.6
ProLogis Inc.	5.2
Welltower Inc.	5.1
AvalonBay Communities, Inc.	4.7
Mitsui Fudosan Co., Ltd.	3.9
Simon Property Group, Inc.	3.6
Essex Property Trust, Inc.	3.2
Klepierre	2.7
Extra Space Storage Inc.	2.4
American Homes 4 Rent - Class A	2.3
Total Net Assets	38.7

Country (%)
Long Investments
United States of America	66.1
Japan	10.5
United Kingdom	6.1
Australia	4.0
France	3.1
Hong Kong	2.1
Germany	1.9
Sweden	1.8
Czech Republic	1.5
Singapore	1.4
Other Countries	3.2
Total Net Assets	101.7

JNL/WMC Global Real Estate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

236

JNL/WMC Government Money Market Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WMC Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,774,020
Number of Investments:	44
Total Advisory Fees Paid ($):	2,191

Top 10 Holdings (%)
Repurchase Agreement with DUB, 5.34%, 07/01/24	7.8
Repurchase Agreement with JPM, 5.32%, 07/01/24	6.6
Repurchase Agreement with RBC, 5.32%, 07/01/24	5.2
Repurchase Agreement with GSC, 5.32%, 07/01/24	5.2
Treasury, United States Department of, 5.30%, 10/08/24	5.0
Treasury, United States Department of, 5.29%, 10/22/24	4.1
Treasury, United States Department of, 5.24%, 10/17/24	4.0
Treasury, United States Department of, 5.31%, 10/01/24	4.0
Treasury, United States Department of, 5.23%, 12/05/24	4.0
Repurchase Agreement with NAT, 5.32%, 07/01/24	3.6
Total Net Assets	49.5

JNL/WMC Government Money Market Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

238

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class A
June 30, 2024

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,222,631
Number of Investments:	70
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,452

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.0
UnitedHealth Group Incorporated	3.6
Johnson & Johnson	2.8
Cisco Systems, Inc.	2.4
Elevance Health, Inc.	2.2
Pfizer Inc.	2.2
M&T Bank Corporation	1.9
Corning Incorporated	1.9
MetLife, Inc.	1.8
American International Group, Inc.	1.8
Total Net Assets	24.6

Industry Sector (%)
Long Investments
Financials	20.9
Health Care	19.4
Industrials	12.2
Information Technology	10.8
Energy	8.8
Consumer Discretionary	7.2
Consumer Staples	6.9
Real Estate	4.9
Communication Services	3.8
Utilities	3.0
Other Sectors	1.9
Total Net Assets	99.8

JNL/WMC Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

240

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,089,975
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,065

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024
This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.55%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	390,863
Number of Investments:	1
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	374

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$33	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	416,482
Number of Investments:	1
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	551

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital World Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$37	0.75%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,843
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	278

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$40	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,048,511
Number of Investments:	1
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,232

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Small Capitalization Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$48	0.97%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,433
Number of Investments:	1
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	607

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.59%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,993,184
Number of Investments:	1
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,449

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,309,853
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	13,102

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$44	0.86%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,467,904
Number of Investments:	1
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	1,717

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$49	0.96%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,070
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	2,033

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,971,468
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	5,036

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,023,188
Number of Investments:	1
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	466

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$20	0.39%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	847,584
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	539

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$16	0.31%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,251,377
Number of Investments:	1
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	675

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,366,448
Number of Investments:	1
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	988

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,429,345
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	781

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,155
Number of Investments:	23
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	708

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	8.2
JNL/Morningstar Wide Moat Index Fund - Class I	7.9
JNL/WCM Focused International Equity Fund - Class I	6.8
JNL/Causeway International Value Select Fund - Class I	6.4
JNL Multi-Manager Mid Cap Fund - Class I	6.1
JNL/T. Rowe Price Value Fund - Class I	6.0
JNL/Loomis Sayles Global Growth Fund - Class I	5.4
JNL/T. Rowe Price Established Growth Fund - Class I	5.1
JNL/GQG Emerging Markets Equity Fund - Class I	5.1
JNL/Harris Oakmark Global Equity Fund - Class I	4.9
Total Net Assets	61.9

Industry Sector (%)
Long Investments
Domestic Equity	59.8
International Equity	17.7
Global Equity	10.2
Emerging Markets Equity	7.6
Domestic Fixed Income	2.7
Alternative	2.0
Total Net Assets	100.0

JNL Aggressive Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

18

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	564,594
Number of Investments:	26
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	354

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	11.4
JNL/DoubleLine Core Fixed Income Fund - Class I	11.0
JNL/PPM America Total Return Fund - Class I	9.7
JNL/PIMCO Income Fund - Class I	8.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
Jackson Credit Opportunities Fund - Class I	4.4
JNL/Lord Abbett Short Duration Income Fund - Class I	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3.0
Total Net Assets	74.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	63.6
Alternative	12.0
Domestic Equity	11.9
Domestic Balanced	6.5
Emerging Markets Fixed Income	2.5
International Equity	2.0
Emerging Markets Equity	1.5
Total Net Assets	100.0

JNL Conservative Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

20

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,996,676
Number of Investments:	36
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,326

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	7.7
JNL/WCM Focused International Equity Fund - Class I	6.5
JNL/Causeway International Value Select Fund - Class I	6.2
JNL/Morningstar Wide Moat Index Fund - Class I	5.9
JNL Multi-Manager Mid Cap Fund - Class I	5.9
JNL/T. Rowe Price Value Fund - Class I	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	4.6
JNL/JPMorgan U.S. Value Fund - Class I	4.0
JNL/WMC Equity Income Fund - Class I	4.0
JNL/DoubleLine Core Fixed Income Fund - Class I	4.0
Total Net Assets	53.8

Industry Sector (%)
Long Investments
Domestic Equity	51.1
International Equity	16.2
Domestic Fixed Income	13.0
Global Equity	6.7
Alternative	6.7
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

22

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,038,652
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	949

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	8.2
JNL/DoubleLine Core Fixed Income Fund - Class I	7.2
JNL/DoubleLine Total Return Fund - Class I	7.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.9
JNL/PPM America Total Return Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/PIMCO Income Fund - Class I	5.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	4.9
Jackson Credit Opportunities Fund - Class I	4.1
JNL/Morningstar Wide Moat Index Fund - Class I	3.7
Total Net Assets	58.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	44.4
Domestic Equity	23.0
Alternative	11.9
Domestic Balanced	6.9
International Equity	5.3
Emerging Markets Equity	3.3
Global Equity	2.9
Emerging Markets Fixed Income	2.3
Total Net Assets	100.0

JNL Moderate Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

24

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,702,211
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,601

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	5.7
JNL/DoubleLine Total Return Fund - Class I	5.5
JNL/DoubleLine Core Fixed Income Fund - Class I	5.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/WCM Focused International Equity Fund - Class I	4.7
JNL/Causeway International Value Select Fund - Class I	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	4.1
JNL Multi-Manager Mid Cap Fund - Class I	3.9
Total Net Assets	50.9

Industry Sector (%)
Long Investments
Domestic Equity	34.4
Domestic Fixed Income	28.5
Alternative	11.1
International Equity	10.7
Domestic Balanced	6.0
Emerging Markets Equity	4.0
Global Equity	3.5
Emerging Markets Fixed Income	1.8
Total Net Assets	100.0

JNL Moderate Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

26

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,851,628
Number of Investments:	16
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	3,367

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Investment Company of America Fund - Class R-6	16.4
American Funds Insurance Series - Growth Fund - Class 1	13.2
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	13.1
American Funds Insurance Series - Global Growth Fund - Class 1	8.7
American Funds American Mutual Fund - Class R-6	7.7
American Funds Insurance Series - The Bond Fund of America - Class 1	7.4
American Funds SMALLCAP World Fund - Class R-6	6.9
American Funds EuroPacific Growth Fund - Class R-6	5.4
American Funds International Growth and Income Fund - Class R-6	5.3
American Funds New World Fund - Class R-6	4.4
Total Net Assets	88.5

Industry Sector (%)
Long Investments
Domestic Equity	50.4
Domestic Fixed Income	17.9
Global Equity	15.6
International Equity	10.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL/American Funds Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

28

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,485,843
Number of Investments:	15
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	2,286

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Insurance Series - The Bond Fund of America - Class 1	17.5
American Funds Investment Company of America Fund - Class R-6	12.6
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	11.1
American Funds Insurance Series - Growth Fund - Class 1	8.6
American Funds Strategic Bond Fund - Class R-6	7.0
American Funds Mortgage Fund - Class R-6	6.9
American Funds American Mutual Fund - Class R-6	6.5
American Funds SMALLCAP World Fund - Class R-6	5.9
American Funds Insurance Series - Global Growth Fund - Class 1	5.7
American Funds EuroPacific Growth Fund - Class R-6	4.2
Total Net Assets	86.0

Industry Sector (%)
Long Investments
Domestic Equity	38.8
Domestic Fixed Income	36.2
Global Equity	11.7
International Equity	8.3
Emerging Markets Equity	3.0
Emerging Markets Fixed Income	2.0
Total Net Assets	100.0

JNL/American Funds Moderate Growth Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

30

JNL/Goldman Sachs Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Aggressive Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,241,077
Number of Investments:	30
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	964

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	11.3
JNL/ClearBridge Large Cap Growth Fund - Class I	9.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/Causeway International Value Select Fund - Class I	6.8
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/Invesco Global Growth Fund - Class I	4.5
JNL/WMC Value Fund - Class I	4.5
JNL/WCM Focused International Equity Fund - Class I	4.5
JNL/William Blair International Leaders Fund - Class I	4.4
Total Net Assets	69.3

Industry Sector (%)
Long Investments
Domestic Equity	63.4
International Equity	19.1
Domestic Fixed Income	7.0
Global Equity	4.5
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Aggressive Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

32

JNL/Goldman Sachs Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Conservative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	739,576
Number of Investments:	30
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	375

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	13.4
JNL/DoubleLine Core Fixed Income Fund - Class I	10.9
JNL/PPM America Total Return Fund - Class I	10.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	8.9
JNL/PIMCO Income Fund - Class I	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/Neuberger Berman Strategic Income Fund - Class I	4.0
JNL/PIMCO Real Return Fund - Class I	4.0
JNL/DFA U.S. Core Equity Fund - Class I	3.2
Total Net Assets	74.9

Industry Sector (%)
Long Investments
Domestic Fixed Income	71.7
Domestic Equity	13.4
International Equity	5.9
Global Fixed Income	4.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Conservative Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

34

JNL/Goldman Sachs Managed Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,345,663
Number of Investments:	32
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,784

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	9.9
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/ClearBridge Large Cap Growth Fund - Class I	8.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	7.4
JNL/Causeway International Value Select Fund - Class I	6.1
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/William Blair International Leaders Fund - Class I	4.6
JNL/DoubleLine Total Return Fund - Class I	4.0
JNL/WMC Value Fund - Class I	4.0
JNL/PPM America Total Return Fund - Class I	3.5
Total Net Assets	62.7

Industry Sector (%)
Long Investments
Domestic Equity	57.9
Domestic Fixed Income	17.0
International Equity	16.6
Global Equity	3.0
Emerging Markets Fixed Income	2.0
Emerging Markets Equity	1.5
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

36

JNL/Goldman Sachs Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,833,932
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	817

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	10.0
JNL/PPM America Total Return Fund - Class I	8.3
JNL/DoubleLine Core Fixed Income Fund - Class I	7.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	6.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/PIMCO Income Fund - Class I	5.7
JNL/T. Rowe Price Value Fund - Class I	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	4.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	3.5
Total Net Assets	61.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	55.0
Domestic Equity	27.8
International Equity	10.2
Emerging Markets Fixed Income	2.0
Global Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

38

JNL/Goldman Sachs Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,003,078
Number of Investments:	35
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,663

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Established Growth Fund - Class I	7.1
JNL/T. Rowe Price Value Fund - Class I	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	6.6
JNL/DoubleLine Total Return Fund - Class I	6.5
JNL/PPM America Total Return Fund - Class I	5.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5.0
JNL/Causeway International Value Select Fund - Class I	4.6
JNL/Invesco Diversified Dividend Fund - Class I	4.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	3.8
Total Net Assets	54.8

Industry Sector (%)
Long Investments
Domestic Equity	42.3
Domestic Fixed Income	37.0
International Equity	13.7
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.5
Global Equity	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

40

JNL iShares Tactical Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	343,392
Number of Investments:	20
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	337

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core S&P U.S. Growth ETF	10.3
iShares Core S&P 500 ETF	10.0
iShares MSCI Intl Quality Factor ETF	8.0
iShares Core S&P Mid-Cap ETF	7.8
iShares Core U.S. Aggregate Bond ETF	7.3
iShares Core Dividend Growth ETF	7.3
iShares Morningstar Value ETF	7.2
iShares Core MSCI EAFE ETF	7.0
iShares MSCI USA Quality Factor ETF	7.0
iShares MBS ETF	5.0
Total Net Assets	76.9

Industry Sector (%)
Long Investments
Domestic Equity	61.2
Domestic Fixed Income	17.8
International Equity	15.0
Emerging Markets Equity	4.5
Securities Lending Collateral	3.1
Global Equity	1.5
Total Net Assets	103.1

JNL iShares Tactical Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

42

JNL iShares Tactical Moderate Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	199,843
Number of Investments:	19
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	199

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	20.1
iShares MBS ETF	17.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	6.8
iShares 0-5 Year High Yield Corporate Bond ETF	6.5
iShares MSCI Intl Quality Factor ETF	4.8
iShares Core Dividend Growth ETF	4.5
iShares Core S&P Mid-Cap ETF	3.3
iShares Morningstar Value ETF	3.3
VanEck Morningstar Wide Moat ETF	3.1
Total Net Assets	83.4

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.6
Domestic Equity	32.7
International Equity	7.5
Emerging Markets Equity	2.3
Securities Lending Collateral	0.1
Total Net Assets	100.2

JNL iShares Tactical Moderate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

44

JNL iShares Tactical Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL iShares Tactical Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	322,990
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	319

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	14.7
iShares MBS ETF	12.0
iShares Core S&P U.S. Growth ETF	9.2
iShares Core S&P 500 ETF	8.8
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.2
iShares Core S&P Mid-Cap ETF	5.5
iShares Core Dividend Growth ETF	5.5
iShares Morningstar Value ETF	5.3
iShares MSCI Intl Quality Factor ETF	5.0
JNL Government Money Market Fund, 5.31% - Class SL	4.8
Total Net Assets	77.0

Industry Sector (%)
Long Investments
Domestic Equity	48.8
Domestic Fixed Income	37.5
International Equity	9.5
Securities Lending Collateral	4.8
Emerging Markets Equity	3.3
Global Equity	1.0
Short Term Investments	0.0
Total Net Assets	104.9

JNL iShares Tactical Moderate Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

46

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,069,632
Number of Investments:	17
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,918

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	20.7
Vanguard Value ETF	12.9
Vanguard FTSE Developed Markets ETF	12.7
Vanguard Growth ETF	8.7
Vanguard Dividend Appreciation ETF	7.9
Vanguard Total Bond Market ETF	6.7
Vanguard Mortgage-Backed Securities ETF	5.8
Vanguard International Dividend Appreciation ETF	4.1
Vanguard FTSE Emerging Markets ETF	3.8
Vanguard Mid-Cap ETF	3.5
Total Net Assets	86.8

Industry Sector (%)
Long Investments
Domestic Equity	60.5
International Equity	16.8
Domestic Fixed Income	16.8
Emerging Markets Equity	3.8
Securities Lending Collateral	2.1
Emerging Markets Fixed Income	1.9
Total Net Assets	101.9

JNL/Vanguard Growth ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

48

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	556,578
Number of Investments:	20
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	548

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Bond Market ETF	18.1
Vanguard Mortgage-Backed Securities ETF	16.7
Vanguard Total Stock Market ETF	10.0
Vanguard Value ETF	7.3
Vanguard FTSE Developed Markets ETF	6.7
Vanguard Short-Term Corporate Bond ETF	6.4
Vanguard Intermediate-Term Treasury ETF	5.9
Vanguard Growth ETF	5.5
JNL Government Money Market Fund, 5.31% - Class SL	5.1
Vanguard Emerging Markets Government Bond ETF	4.9
Total Net Assets	86.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	31.9
International Equity	8.7
Securities Lending Collateral	5.1
Emerging Markets Fixed Income	4.9
Emerging Markets Equity	2.1
Short Term Investments	0.0
Total Net Assets	105.1

JNL/Vanguard Moderate ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

50

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	938,703
Number of Investments:	19
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	929

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	15.7
Vanguard Total Bond Market ETF	11.1
Vanguard Value ETF	11.0
Vanguard Mortgage-Backed Securities ETF	10.7
Vanguard FTSE Developed Markets ETF	9.6
Vanguard Growth ETF	7.7
Vanguard Dividend Appreciation ETF	5.2
Vanguard Emerging Markets Government Bond ETF	3.9
Vanguard Short-Term Corporate Bond ETF	3.9
Vanguard Intermediate-Term Treasury ETF	3.9
Total Net Assets	82.7

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	33.9
International Equity	12.6
Emerging Markets Fixed Income	3.9
Securities Lending Collateral	3.1
Emerging Markets Equity	2.8
Total Net Assets	103.1

JNL/Vanguard Moderate Growth ETF Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

52

JNL Bond Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.07%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,034,316
Number of Investments:	3,477
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	358

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.7
Treasury, United States Department of, 0.63%, 08/15/30	0.6
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	0.6
Treasury, United States Department of, 0.88%, 11/15/30	0.5
Treasury, United States Department of, 4.50%, 11/15/33	0.5
Federal National Mortgage Association, Inc., 6.00%, 07/15/54	0.5
Federal National Mortgage Association, Inc., 6.50%, 07/15/54	0.5
Treasury, United States Department of, 1.25%, 08/15/31	0.5
Treasury, United States Department of, 3.13%, 11/15/28	0.5
Treasury, United States Department of, 2.63%, 02/15/29	0.5
Total Net Assets	9.4

Industry Sector (%)
Long Investments
Government Securities	45.3
U.S. Government Agency MBS	26.8
Financials	9.3
Other Short Term Investments	4.6
Health Care	2.8
Utilities	2.4
Information Technology	1.9
Consumer Staples	1.8
Energy	1.8
Communication Services	1.8
Other Sectors	6.2
Total Net Assets	104.7
Short Investments
U.S. Government Agency MBS	-0.5
Total Net Assets	-0.5

JNL Bond Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

54

JNL Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	850,184
Number of Investments:	1,601
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	605

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.9
Samsung Electronics Co., Ltd.	3.7
Tencent Holdings Limited	3.6
Reliance Industries Limited	1.9
Alibaba Group Holding Limited	1.9
MSCI Emerging Markets Index Open Futures Contract	1.6
HDFC Bank Limited	1.4
SK Hynix Inc.	1.2
Pinduoduo (Shanghai) Network Technology Co., Ltd.	1.1
International Holdings Limited	1.0
Total Net Assets	26.3

Country (%)
Long Investments
China	23.1
India	21.5
Taiwan	19.1
South Korea	11.6
Brazil	3.9
Saudi Arabia	3.7
South Africa	2.6
United States of America	2.5
United Arab Emirates	2.3
Mexico	2.1
Other Countries	9.6
Total Net Assets	102.0

JNL Emerging Markets Index Fund

Industry Sector (%)
Long Investments
Information Technology	24.0
Financials	21.7
Consumer Discretionary	11.9
Industrials	8.4
Communication Services	8.0
Materials	6.9
Energy	5.7
Consumer Staples	5.2
Utilities	3.3
Health Care	3.0
Other Sectors	3.9
Total Net Assets	102.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

56

JNL International Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,261,570
Number of Investments:	777
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,088

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	2.9
ASML Holding N.V.	2.4
Nestle S.A. - Class N	1.6
Toyota Motor Corporation	1.5
AstraZeneca PLC	1.5
Shell PLC - Class A	1.4
Novartis AG - Class N	1.3
SAP SE	1.3
LVMH Moet Hennessy Louis Vuitton	1.2
Roche Holding AG	1.2
Total Net Assets	16.3

Country (%)
Long Investments
Japan	24.4
United Kingdom	14.9
France	10.4
Switzerland	9.4
Germany	8.2
Australia	7.3
Netherlands	4.9
Denmark	4.0
Sweden	3.4
Spain	2.5
Other Countries	11.1
Total Net Assets	100.5
Short Investments
Multi-National	-0.4
Japan	-0.3
Australia	-0.1
United Kingdom	-0.1
Total Net Assets	-0.9

JNL International Index Fund

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	16.9
Health Care	13.4
Consumer Discretionary	11.3
Information Technology	8.7
Consumer Staples	8.4
Materials	6.7
Energy	4.4
Communication Services	3.9
Utilities	3.1
Other Sectors	3.5
Total Net Assets	100.5
Short Investments
Derivative Instruments	-0.9
Total Net Assets	-0.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

58

JNL Mid Cap Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,376,381
Number of Investments:	405
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	1,357

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.8
Pure Storage, Inc. - Class A	0.7
Carlisle Companies Incorporated	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical Inc.	0.6
Burlington Stores, Inc.	0.6
Total Net Assets	6.5

Industry Sector (%)
Long Investments
Industrials	22.0
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.4
Health Care	9.2
Real Estate	7.2
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.8

JNL Mid Cap Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

60

JNL Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,435,883
Number of Investments:	608
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	994

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	0.9
Abercrombie & Fitch Co. - Class A	0.8
Fabrinet	0.7
The Ensign Group, Inc.	0.6
SPS Commerce, Inc.	0.6
ATI Inc.	0.6
SPX Technologies, Inc.	0.5
Comerica Incorporated	0.5
Mueller Industries, Inc.	0.5
Robert Half Inc.	0.5
Total Net Assets	6.2

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	17.3
Consumer Discretionary	14.1
Information Technology	12.8
Health Care	10.3
Real Estate	7.2
Materials	5.7
Energy	5.2
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	4.2
Total Net Assets	101.3

JNL Small Cap Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

62

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.93%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	762,476
Number of Investments:	1,415
Portfolio Turnover (%):	71
Total Advisory Fees Paid ($):	5,257

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	56.4
Corporate Bonds And Notes	27.0
Other Short Term Investments	18.6
Non-U.S. Government Agency Asset-Backed Securities	12.0
Open Futures Contracts	4.9
Contracts For Difference	4.7
Government And Agency Obligations	3.2
Total Return Swap Agreements	1.5
Open Forward Foreign Currency Contracts	1.4
Other Equity Interests	0.6
Other Asset Classes	0.6
Total Net Assets	130.9
Short Investments
Common Stocks	-19.1
Contracts For Difference	-5.8
Total Return Swap Agreements	-4.6
Investment Companies	-3.3
Short Term Investments	-3.0
Open Futures Contracts	-1.9
Corporate Bonds And Notes	-0.1
Open Forward Foreign Currency Contracts	-0.1
Preferred Stocks	0.0
Option Contracts	0.0
Total Net Assets	-37.9

JNL Multi-Manager Alternative Fund

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	15.2
Meta Platforms, Inc. - Class A	3.5
United States Long Bond Open Futures Contract	2.6
Alphabet Inc. - Class A	2.4
Amazon.com, Inc.	2.1
Hess Corporation	1.9
Oracle Corporation	1.8
Treasury, United States Department of, 5.11%, 07/11/24	1.7
Treasury, United States Department of, 5.32%, 09/05/24	1.7
Netflix, Inc.	1.7
Total Net Assets	34.6

Industry Sector (%)
Long Investments
Other Short Term Investments	18.6
Information Technology	14.0
Communication Services	13.4
Derivative Instruments	12.6
Non-U.S. Government Agency ABS	12.0
Health Care	11.9
Consumer Discretionary	11.5
Financials	11.1
Industrials	8.4
Materials	5.3
Other Sectors	12.1
Total Net Assets	130.9
Short Investments
Derivative Instruments	-12.4
Information Technology	-6.7
Consumer Discretionary	-4.8
Investment Companies	-3.3
Other Short Term Investments	-3.0
Industrials	-2.7
Health Care	-1.8
Financials	-1.0
Materials	-0.6
Communication Services	-0.6
Other Sectors	-1.0
Total Net Assets	-37.9

64

JNL Multi-Manager Alternative Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

65

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	870,166
Number of Investments:	242
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,362

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	5.6
Samsung Electronics Co., Ltd.	2.2
ICICI Bank Limited	2.0
SK Hynix Inc.	1.8
Baltic Classifieds Group PLC	1.7
MediaTek Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	1.4
Naspers Limited - Class N	1.4
Grupa Pracuj Spolka Akcyjna	1.4
NU Holdings Ltd. - Class A	1.3
Total Net Assets	20.3

Country (%)
Long Investments
India	17.4
China	14.0
Taiwan	12.5
Brazil	9.7
South Korea	8.2
United States of America	4.0
Poland	3.8
Mexico	3.6
Indonesia	3.3
South Africa	3.2
Other Countries	20.2
Total Net Assets	99.9
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL Multi-Manager Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	23.2
Financials	19.3
Industrials	14.9
Consumer Discretionary	12.1
Communication Services	7.8
Consumer Staples	6.0
Energy	4.4
Materials	4.2
Utilities	3.4
Health Care	1.6
Other Sectors	3.0
Total Net Assets	99.9
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

67

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.91%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	668,691
Number of Investments:	337
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,507

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.5
Hypoport SE - Class N	1.4
Games Workshop Group PLC	1.0
Global Unichip Corp.	1.0
Bper Banca S.P.A.	0.9
Birlasoft Solutions Ltda	0.9
ASPEED Technology Inc.	0.9
Unipol Gruppo S.p.A.	0.9
Addtech AB - Class B	0.9
Celestica Inc.	0.9
Total Net Assets	10.3

Country (%)
Long Investments
Japan	21.5
Taiwan	9.0
United Kingdom	7.5
Canada	5.9
Sweden	5.2
Italy	5.0
India	5.0
South Korea	4.5
Australia	4.3
Germany	3.9
Other Countries	28.5
Total Net Assets	100.3

JNL Multi-Manager International Small Cap Fund

Industry Sector (%)
Long Investments
Information Technology	22.9
Industrials	20.8
Financials	16.6
Consumer Discretionary	11.9
Communication Services	6.5
Health Care	4.1
Energy	4.0
Materials	3.8
Utilities	2.7
Real Estate	2.5
Other Sectors	4.5
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

69

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,334,915
Number of Investments:	298
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	4,548

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.0
Fair Isaac Corporation	1.7
The Clorox Company	1.5
Dentsply Sirona Inc.	1.4
Celsius Holdings, Inc.	1.2
3M Company	1.2
Henkel AG & Co. KGaA	1.1
Freshpet, Inc.	1.1
Mettler-Toledo International Inc.	1.0
McCormick & Company, Incorporated	1.0
Total Net Assets	15.2

Industry Sector (%)
Long Investments
Industrials	17.0
Information Technology	16.4
Health Care	15.1
Financials	12.3
Consumer Staples	10.6
Consumer Discretionary	9.1
Utilities	4.8
Other Short Term Investments	4.0
Materials	3.7
Real Estate	3.3
Other Sectors	3.7
Total Net Assets	100.0

JNL Multi-Manager Mid Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

71

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,606
Number of Investments:	504
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	6,477

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.8
Ryan Specialty Group Holdings, Inc. - Class A	1.8
Saia, Inc.	1.2
Indie Semiconductor, Inc. - Class A	1.2
Fair Isaac Corporation	1.1
Shift4 Payments, LLC - Class A	1.1
nCino OpCo, Inc.	1.1
Ollie's Bargain Outlet Holdings, Inc.	1.0
Chart Industries, Inc.	1.0
SPS Commerce, Inc.	1.0
Total Net Assets	13.3

Industry Sector (%)
Long Investments
Information Technology	24.6
Industrials	21.1
Health Care	17.6
Financials	12.1
Consumer Discretionary	9.5
Communication Services	4.4
Consumer Staples	3.5
Other Short Term Investments	2.8
Energy	1.6
Materials	1.5
Other Sectors	1.2
Total Net Assets	99.9

JNL Multi-Manager Small Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

73

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,750,354
Number of Investments:	272
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,852

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.9
White Mountains Insurance Group Ltd	1.6
Air Lease Corporation - Class A	1.5
ACI Worldwide, Inc.	1.5
Element Solutions Inc.	1.5
Hillman Solutions Corp. - Class A	1.5
Addus HomeCare Corporation	1.4
APi Group Corp	1.3
Vm Consolidated, Inc. - Class A	1.3
Wintrust Financial Corporation	1.2
Total Net Assets	14.7

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	19.2
Consumer Discretionary	14.4
Health Care	10.7
Information Technology	8.8
Consumer Staples	5.5
Real Estate	3.9
Energy	3.7
Materials	3.5
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.3

JNL Multi-Manager Small Cap Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

75

JNL Multi-Manager U.S. Select Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.68%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	689,064
Number of Investments:	54
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	1,563

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	7.8
Amazon.com, Inc.	6.9
Microsoft Corporation	6.5
Meta Platforms, Inc. - Class A	5.9
Eli Lilly and Company	5.8
Visa Inc. - Class A	3.6
AppLovin Corporation - Class A	3.2
Broadcom Inc.	2.7
McKesson Corporation	2.7
Novo Nordisk A/S	2.6
Total Net Assets	47.7

Industry Sector (%)
Long Investments
Information Technology	35.8
Health Care	13.9
Communication Services	8.9
Industrials	8.8
Consumer Staples	8.4
Financials	8.3
Consumer Discretionary	7.9
Utilities	4.2
Energy	2.2
Materials	0.8
Other Sectors	0.5
Total Net Assets	99.7

JNL Multi-Manager U.S. Select Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

77

JNL S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	452,830
Number of Investments:	506
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	62

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.1
NVIDIA Corporation	6.5
Apple Inc.	6.5
Amazon.com, Inc.	3.8
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Eli Lilly and Company	1.6
Broadcom Inc.	1.5
Total Net Assets	35.2

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.2
Health Care	11.6
Consumer Discretionary	9.8
Communication Services	9.2
Industrials	8.0
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Other Sectors	4.1
Total Net Assets	100.5

JNL S&P 500 Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

79

JNL/AB Sustainable Global Thematic Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	20,415
Number of Investments:	86
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	63

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
USD/GBP Open Forward Foreign Currency Contract	6.4
NVIDIA Corporation	3.5
Microsoft Corporation	3.4
Waste Management, Inc.	3.0
Visa Inc. - Class A	3.0
Taiwan Semiconductor Manufacturing Company Limited	2.9
NextEra Energy, Inc.	2.7
Flex Ltd.	2.6
Adobe Inc.	2.5
ASML Holding N.V.	2.4
Total Net Assets	32.4

JNL/AB Sustainable Global Thematic Fund

Country (%)
Long Investments
United States of America	76.1
United Kingdom	9.6
Netherlands	4.7
Switzerland	3.2
Germany	3.0
Taiwan	2.9
Ireland	2.3
Japan	2.0
Brazil	1.9
India	1.7
Other Countries	5.7
Total Net Assets	113.1
Short Investments
Japan	-3.6
China	-2.8
Multi-National	-2.7
Australia	-1.8
Canada	-1.3
South Korea	-1.2
Brazil	-1.2
Sweden	-0.5
India	-0.3
Singapore	-0.3
Other Countries	-0.9
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Information Technology	41.4
Industrials	16.4
Health Care	16.4
Financials	14.6
Derivative Instruments	13.6
Consumer Staples	3.9
Utilities	2.7
Consumer Discretionary	2.7
Other Short Term Investments	0.8
Energy	0.6
Total Net Assets	113.1
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

81

JNL/AB Sustainable Global Thematic Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

82

JNL/AQR Large Cap Defensive Style Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	409,015
Number of Investments:	158
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	811

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	3.0
S&P 500 Index Open Futures Contract	2.1
Vertex Pharmaceuticals Incorporated	1.7
Costco Wholesale Corporation	1.6
Eli Lilly and Company	1.6
Meta Platforms, Inc. - Class A	1.6
Walmart Inc.	1.6
Alphabet Inc. - Class A	1.6
McKesson Corporation	1.5
T-Mobile US, Inc.	1.5
Total Net Assets	17.8

Industry Sector (%)
Long Investments
Health Care	19.1
Consumer Staples	18.1
Financials	12.4
Industrials	12.3
Information Technology	11.9
Consumer Discretionary	8.9
Communication Services	8.8
Energy	3.5
Other Short Term Investments	3.0
Derivative Instruments	2.1
Other Sectors	1.9
Total Net Assets	102.0

JNL/AQR Large Cap Defensive Style Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

84

JNL/Baillie Gifford International Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Baillie Gifford International Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	753,627
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,996

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
MercadoLibre, Inc.	6.4
ASML Holding N.V.	6.2
Taiwan Semiconductor Manufacturing Company Limited	5.4
Spotify Technology S.A.	4.9
NVIDIA Corporation	4.3
Adyen N.V.	4.3
Atlas Copco Aktiebolag - Class A	3.6
Pinduoduo (Shanghai) Network Technology Co., Ltd.	3.3
Ferrari N.V.	3.2
Coupang, Inc. - Class A	3.2
Total Net Assets	44.8

Country (%)
Long Investments
Netherlands	13.0
China	11.2
United States of America	11.1
Sweden	8.9
Argentina	6.4
Taiwan	5.4
Denmark	5.3
France	4.4
Italy	4.0
Japan	3.7
Other Countries	26.1
Total Net Assets	99.5

JNL/Baillie Gifford International Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	25.6
Information Technology	25.3
Financials	14.3
Health Care	12.1
Industrials	9.8
Communication Services	8.5
Consumer Staples	3.0
Materials	0.6
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

86

JNL/Baillie Gifford U.S. Equity Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Baillie Gifford U.S. Equity Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,422
Number of Investments:	47
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	186

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.2
Amazon.com, Inc.	8.6
The Trade Desk, Inc. - Class A	8.0
Meta Platforms, Inc. - Class A	5.8
Netflix, Inc.	5.2
Shopify Inc. - Class A	5.2
Moderna, Inc.	4.1
Tesla Inc.	4.0
DoorDash, Inc. - Class A	3.7
Cloudflare, Inc. - Class A	3.6
Total Net Assets	58.4

Industry Sector (%)
Long Investments
Information Technology	27.8
Consumer Discretionary	25.1
Communication Services	24.6
Health Care	13.7
Financials	3.1
Industrials	2.4
Real Estate	2.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Consumer Staples	0.6
Other Sectors	0.1
Total Net Assets	101.2

JNL/Baillie Gifford U.S. Equity Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

88

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,776,766
Number of Investments:	2,417
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	8,031

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	75.6
Common Stocks	65.3
Open Futures Contracts	31.0
Other Short Term Investments	11.9
Open Forward Foreign Currency Contracts	10.8
Corporate Bonds And Notes	9.7
Government And Agency Obligations	6.3
Non-U.S. Government Agency Asset-Backed Securities	3.8
Senior Floating Rate Instruments	2.2
Investment Companies	1.2
Other Asset Classes	1.4
Total Net Assets	219.2
Short Investments
Open Futures Contracts	-48.7
Open Forward Foreign Currency Contracts	-17.4
Interest Rate Swap Agreements	-8.6
Contracts For Difference	-4.1
Credit Default Swap Agreements	-0.8
Option Contracts	-0.2
Total Net Assets	-79.8

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	17.1
United States 5 Year Note Open Futures Contract	13.6
JNL Government Money Market Fund, 5.21% - Class I	10.6
U.S. SOFR Interest Rate Swap Agreement	9.6
U.S. SOFR Interest Rate Swap Agreement	7.4
U.S. SOFR Interest Rate Swap Agreement	7.3
U.S. SOFR Interest Rate Swap Agreement	6.2
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	6.2
Euro BOBL Open Futures Contract	5.1
Microsoft Corporation	3.5
Total Net Assets	86.6

JNL/BlackRock Global Allocation Fund

Country (%)
Long Investments
United States of America	148.6
United Kingdom	15.8
Germany	11.2
Japan	7.2
Brazil	4.6
Multi-National	3.6
France	3.0
Mexico	2.8
Australia	2.6
Netherlands	2.3
Other Countries	17.5
Total Net Assets	219.2
Short Investments
United States of America	-56.4
Japan	-5.0
Multi-National	-3.7
Australia	-2.1
Switzerland	-1.4
Canada	-1.3
China	-1.1
Colombia	-1.1
South Africa	-1.0
United Kingdom	-1.0
Other Countries	-5.7
Total Net Assets	-79.8

Industry Sector (%)
Long Investments
Derivative Instruments	118.6
Information Technology	18.5
Financials	11.4
Other Short Term Investments	11.2
Consumer Discretionary	10.0
Health Care	9.5
Industrials	7.9
Communication Services	6.0
Government Securities	4.7
Energy	4.4
Other Sectors	17.0
Total Net Assets	219.2
Short Investments
Derivative Instruments	-79.8
Total Net Assets	-79.8

90

JNL/BlackRock Global Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

91

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	833,173
Number of Investments:	44
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,376

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Shell PLC - Class A	8.4
Exxon Mobil Corporation	6.6
BP P.L.C.	5.1
TotalEnergies SE	3.8
Smurfit Kappa Funding Designated Activity Company	3.7
JNL Government Money Market Fund, 5.31% - Class SL	3.7
Wheaton Precious Metals Corp.	3.6
Rio Tinto PLC	3.5
Nutrien Ltd.	3.4
Glencore PLC	3.4
Total Net Assets	45.2

Country (%)
Long Investments
United States of America	40.8
United Kingdom	22.0
Canada	18.7
Ireland	4.4
France	3.8
Switzerland	3.4
Australia	3.2
Norway	2.6
Italy	1.7
Finland	1.5
Other Countries	1.4
Total Net Assets	103.5

Industry Sector (%)
Long Investments
Materials	56.9
Energy	39.7
Securities Lending Collateral	3.7
Consumer Staples	2.2
Other Short Term Investments	1.0
Total Net Assets	103.5

JNL/BlackRock Global Natural Resources Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

93

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.53%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,080,885
Number of Investments:	37
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	10,141

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	13.4
Microsoft Corporation	9.7
Amazon.com, Inc.	9.4
Apple Inc.	7.3
Meta Platforms, Inc. - Class A	5.1
Broadcom Inc.	4.2
Alphabet Inc. - Class A	4.0
Intuit Inc.	3.8
Eli Lilly and Company	3.4
ASML Holding N.V.	3.4
Total Net Assets	63.7

Industry Sector (%)
Long Investments
Information Technology	48.9
Consumer Discretionary	12.4
Communication Services	11.8
Health Care	10.8
Financials	8.6
Industrials	5.3
Real Estate	1.1
Materials	1.0
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/BlackRock Large Cap Select Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

95

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,904,691
Number of Investments:	67
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	4,877

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Rolls-Royce Holdings PLC	4.7
Samsung Electronics Co., Ltd.	4.2
Barclays PLC	3.5
Alstom	3.3
Shell PLC - Class A	3.2
Roche Holding AG	2.9
BP P.L.C.	2.9
Kering	2.8
Prudential Public Limited Company	2.6
Enel S.p.A	2.5
Total Net Assets	32.6

Country (%)
Long Investments
United Kingdom	33.3
France	15.5
Japan	10.6
Germany	8.3
Netherlands	6.0
Switzerland	4.7
South Korea	4.7
Italy	4.6
Spain	3.1
Belgium	1.7
Other Countries	7.7
Total Net Assets	100.2
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL/Causeway International Value Select Fund

Industry Sector (%)
Long Investments
Industrials	17.3
Financials	17.1
Information Technology	14.5
Health Care	12.9
Consumer Staples	12.0
Energy	6.1
Consumer Discretionary	5.4
Utilities	4.4
Materials	4.3
Communication Services	3.6
Other Sectors	2.6
Total Net Assets	100.2
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

97

JNL/ClearBridge Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,794,733
Number of Investments:	42
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	4,143

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.4
Amazon.com, Inc.	8.3
Microsoft Corporation	8.1
Meta Platforms, Inc. - Class A	5.6
Apple Inc.	4.5
Visa Inc. - Class A	4.2
Netflix, Inc.	3.5
UnitedHealth Group Incorporated	3.1
Intuitive Surgical, Inc.	2.4
Palo Alto Networks, Inc.	2.3
Total Net Assets	52.4

Industry Sector (%)
Long Investments
Information Technology	38.4
Health Care	14.5
Communication Services	10.4
Consumer Discretionary	9.5
Financials	9.2
Industrials	9.0
Consumer Staples	3.6
Real Estate	1.7
Materials	1.6
Other Short Term Investments	1.1
Other Sectors	1.1
Total Net Assets	100.1

JNL/ClearBridge Large Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

99

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	324,910
Number of Investments:	1,053
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	714

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	1.2
TotalEnergies SE	1.1
Shell PLC - Class A	1.1
Toyota Motor Corporation	1.0
Nestle S.A. - Class N	0.8
JNL Government Money Market Fund, 5.31% - Class SL	0.8
Novartis AG - Class N	0.7
ASML Holding N.V.	0.7
BP P.L.C.	0.6
Roche Holding AG	0.6
Total Net Assets	8.6

Country (%)
Long Investments
Japan	21.7
United Kingdom	12.9
Canada	10.4
Switzerland	8.0
France	7.8
Germany	7.4
Australia	6.0
Netherlands	4.1
Sweden	3.0
Denmark	2.9
Other Countries	15.5
Total Net Assets	99.7

JNL/DFA International Core Equity Fund

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	18.6
Consumer Discretionary	10.7
Materials	10.0
Energy	9.3
Health Care	7.7
Consumer Staples	6.9
Information Technology	6.5
Communication Services	4.5
Utilities	3.2
Other Sectors	2.9
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

101

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,167
Number of Investments:	2,206
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,721

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	5.1
Apple Inc.	4.7
Microsoft Corporation	4.7
Amazon.com, Inc.	2.4
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.5
Alphabet Inc. - Class C	1.3
Eli Lilly and Company	1.2
JPMorgan Chase & Co.	1.1
Exxon Mobil Corporation	1.1
Total Net Assets	24.8

Industry Sector (%)
Long Investments
Information Technology	25.6
Financials	14.5
Industrials	12.6
Consumer Discretionary	10.9
Health Care	10.4
Communication Services	7.9
Consumer Staples	5.9
Energy	5.7
Materials	3.7
Utilities	2.2
Other Sectors	0.6
Total Net Assets	100.0

JNL/DFA U.S. Core Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

103

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	590,657
Number of Investments:	2,022
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,559

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Abercrombie & Fitch Co. - Class A	0.4
JNL Government Money Market Fund, 5.31% - Class SL	0.4
e.l.f. Beauty, Inc.	0.3
Onto Innovation Inc.	0.3
Fabrinet	0.3
Gap, Inc., The	0.3
Sprouts Farmers Market, Inc.	0.3
Evercore Inc. - Class A	0.2
Coca-Cola Consolidated, Inc.	0.2
H & R Block, Inc.	0.2
Total Net Assets	2.9

Industry Sector (%)
Long Investments
Industrials	20.1
Financials	18.9
Consumer Discretionary	14.7
Information Technology	12.7
Health Care	10.3
Energy	6.2
Materials	6.1
Consumer Staples	4.3
Communication Services	3.1
Utilities	2.5
Other Sectors	1.3
Total Net Assets	100.2

JNL/DFA U.S. Small Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

105

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,888,249
Number of Investments:	1,711
Portfolio Turnover (%):	81
Total Advisory Fees Paid ($):	5,414

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	55.2
Government And Agency Obligations	43.4
Corporate Bonds And Notes	24.9
Non-U.S. Government Agency Asset-Backed Securities	23.2
Other Short Term Investments	4.6
Senior Floating Rate Instruments	3.4
Open Forward Foreign Currency Contracts	0.1
Common Stocks	0.0
Warrants	0.0
Total Net Assets	154.8
Short Investments
Open Futures Contracts	-0.8
Total Net Assets	-0.8

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	53.9
Treasury, United States Department of, 0.88%, 11/15/30	4.3
Treasury, United States Department of, 1.13%, 08/15/40	4.2
JNL Government Money Market Fund, 5.21% - Class I	3.1
Treasury, United States Department of, 1.88%, 02/15/41	2.5
Treasury, United States Department of, 0.63%, 05/15/30	2.1
Treasury, United States Department of, 0.63%, 08/15/30	2.0
Treasury, United States Department of, 0.75%, 01/31/28	1.8
Treasury, United States Department of, 1.75%, 08/15/41	1.4
Treasury, United States Department of, 5.31%, 10/01/24	1.4
Total Net Assets	76.7

JNL/DoubleLine Core Fixed Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

107

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	553,736
Number of Investments:	171
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,722

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	89.2
Government And Agency Obligations	8.1
Other Short Term Investments	1.0
Total Net Assets	98.3

Top 10 Holdings (%)
Gobierno Federal de los Estados Unidos Mexicanos, 6.34%, 05/04/53	2.4
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	2.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	2.0
Guara Norte S.a r.l., 5.20%, 06/15/34	1.9
Bancolombia SA, 4.63%, 12/18/29	1.9
Departamento Administrativo De La Presidencia De La Republica, 5.00%, 06/15/45	1.7
United Overseas Bank Limited, 1.75%, 03/16/31	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	1.6
Minejesa Capital B.V., 5.63%, 08/10/37	1.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	1.5
Total Net Assets	18.3

JNL/DoubleLine Emerging Markets Fixed Income Fund

Country (%)
Long Investments
Mexico	15.1
Brazil	15.0
Colombia	14.2
Peru	11.5
India	10.6
Indonesia	8.7
Singapore	5.0
Chile	4.2
United States of America	3.5
Panama	2.9
Other Countries	7.6
Total Net Assets	98.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

109

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,843,633
Number of Investments:	675
Portfolio Turnover (%):	61
Total Advisory Fees Paid ($):	5,388

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	99.6
Non-U.S. Government Agency Asset-Backed Securities	43.5
Government And Agency Obligations	29.2
Corporate Bonds And Notes	12.6
Other Short Term Investments	9.1
Senior Floating Rate Instruments	5.3
Common Stocks	0.0
Total Net Assets	199.3

Top 10 Holdings (%)
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.8
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Total Net Assets	50.0

JNL/DoubleLine Shiller Enhanced CAPE Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

111

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,017,979
Number of Investments:	488
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	4,366

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	56.3
Open Futures Contracts	54.9
Non-U.S. Government Agency Asset-Backed Securities	40.7
Other Short Term Investments	3.0
Total Net Assets	154.9
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	40.3
United States 5 Year Note Open Futures Contract	13.1
JNL Government Money Market Fund, 5.21% - Class I	3.0
Federal National Mortgage Association, Inc., 2.63%, 04/01/32	2.6
Treasury, United States Department of, 1.88%, 02/15/41	1.9
Treasury, United States Department of, 1.13%, 08/15/40	1.5
Treasury, United States Department of, 1.38%, 11/15/40	1.5
Treasury, United States Department of, 0.75%, 03/31/26	1.4
Government National Mortgage Association, 2.50%, 08/20/51	1.3
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/54	1.3
Total Net Assets	67.9

JNL/DoubleLine Total Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

113

JNL/Fidelity Institutional Asset Management Total Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,559,132
Number of Investments:	2,844
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,915

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	59.2
Corporate Bonds And Notes	28.6
Non-U.S. Government Agency Asset-Backed Securities	12.4
Open Futures Contracts	6.8
Senior Floating Rate Instruments	5.0
Short Term Investments	3.2
Credit Default Swap Agreements	0.3
Common Stocks	0.1
Option Contracts	0.1
Warrants	0.0
Total Net Assets	115.7
Short Investments
Interest Rate Swap Agreements	-2.1
Open Futures Contracts	-1.2
Credit Default Swap Agreements	-0.3
Government And Agency Obligations	0.0
Total Net Assets	-3.6

JNL/Fidelity Institutional Asset Management Total Bond Fund

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	6.4
Treasury, United States Department of, 3.50%, 02/15/33	5.8
JNL Government Money Market Fund, 5.21% - Class I	2.9
Federal National Mortgage Association, Inc., 2.00%, 08/15/54	2.2
Treasury, United States Department of, 4.00%, 10/31/29	1.9
Treasury, United States Department of, 4.25%, 02/15/54	1.7
Treasury, United States Department of, 4.25%, 02/28/31	1.6
Treasury, United States Department of, 2.25%, 02/15/52	1.5
Treasury, United States Department of, 3.88%, 12/31/29	1.4
Treasury, United States Department of, 4.38%, 05/15/34	1.4
Total Net Assets	26.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

115

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	536,452
Number of Investments:	41
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,257

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	6.3
Transurban Holdings Limited	6.0
Cheniere Energy, Inc.	4.8
American Tower Corporation	4.6
Duke Energy Corporation	4.5
The Southern Company	4.3
National Grid PLC	4.1
Eversource Energy	3.4
Union Pacific Corporation	3.1
Atlas Arteria Limited	3.0
Total Net Assets	44.1

Country (%)
Long Investments
United States of America	56.0
Australia	9.0
United Kingdom	7.4
Mexico	6.4
France	3.8
China	3.7
Switzerland	2.9
Canada	2.6
Japan	2.5
Brazil	2.5
Other Countries	2.7
Total Net Assets	99.5

Industry Sector (%)
Long Investments
Utilities	47.5
Industrials	35.5
Energy	8.7
Real Estate	6.7
Communication Services	1.1
Total Net Assets	99.5

JNL/First Sentier Global Infrastructure Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

117

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,492,993
Number of Investments:	244
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	3,913

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	45.0
Common Stocks	28.9
Government And Agency Obligations	11.6
Equity Linked Structured Notes	10.2
Other Short Term Investments	4.2
Open Futures Contracts	1.6
Preferred Stocks	0.7
Non-U.S. Government Agency Asset-Backed Securities	0.4
Total Net Assets	102.6

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	3.0
JNL Government Money Market Fund, 5.21% - Class I	2.7
Treasury, United States Department of, 3.38%, 08/15/42	1.9
Treasury, United States Department of, 2.75%, 08/15/32	1.8
Community Health Systems, Inc., 10.88%, 01/15/32	1.7
Chevron Corporation	1.7
United States Ultra Bond Open Futures Contract	1.6
JNL Government Money Market Fund, 5.31% - Class SL	1.5
Treasury, United States Department of, 4.50%, 03/31/26	1.3
Tenet Healthcare Corporation, 6.13%, 06/15/30	1.3
Total Net Assets	18.5

JNL/Franklin Templeton Income Fund

Industry Sector (%)
Long Investments
Health Care	13.4
Financials	11.1
Equity Linked Structured Notes	10.2
Government Securities	9.5
Industrials	8.1
Utilities	7.3
Consumer Discretionary	6.9
Consumer Staples	6.6
Energy	6.6
Information Technology	5.9
Other Sectors	17.0
Total Net Assets	102.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

119

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,292,537
Number of Investments:	140
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	6,492

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	3.5
NetApp, Inc.	2.9
Lam Research Corporation	2.2
Applied Materials, Inc.	2.1
Microsoft Corporation	1.9
KLA Corporation	1.9
Eli Lilly and Company	1.9
AbbVie Inc.	1.8
Broadcom Inc.	1.8
Altria Group, Inc.	1.7
Total Net Assets	21.7

Industry Sector (%)
Long Investments
Information Technology	32.1
Financials	12.6
Health Care	12.6
Consumer Discretionary	9.6
Communication Services	7.5
Consumer Staples	6.2
Industrials	6.1
Real Estate	3.2
Utilities	3.2
Energy	3.1
Other Sectors	3.8
Total Net Assets	100.0

JNL/Goldman Sachs 4 Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

121

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.02%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	966,934
Number of Investments:	78
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,969

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.4
ITC Limited	5.3
NVIDIA Corporation	5.2
Broadcom Inc.	3.3
Adani Enterprises Limited	3.1
ASML Holding N.V.	3.1
Adani Ports and Special Economic Zone Limited	2.8
TotalEnergies SE	2.7
State Bank of India	2.6
Adani Green Energy (UP) Limited	2.5
Total Net Assets	39.0

Country (%)
Long Investments
India	35.1
Taiwan	13.0
United States of America	13.0
China	10.5
Brazil	9.7
Indonesia	3.6
Saudi Arabia	3.1
Netherlands	3.1
South Korea	2.8
France	2.7
Other Countries	5.3
Total Net Assets	101.9

JNL/GQG Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	27.4
Financials	17.4
Energy	12.2
Utilities	9.2
Consumer Staples	9.1
Industrials	8.1
Communication Services	5.0
Materials	4.2
Consumer Discretionary	3.8
Health Care	2.1
Other Sectors	3.4
Total Net Assets	101.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

123

JNL/Harris Oakmark Global Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Harris Oakmark Global Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	650,912
Number of Investments:	47
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,297

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	4.3
JNL Government Money Market Fund, 5.21% - Class I	3.9
Bayer Aktiengesellschaft - Class N	3.8
Fiserv, Inc.	3.7
Bank of America Corporation	3.6
Former Charter Communications Parent, Inc. - Class A	3.5
IQVIA Holdings Inc	3.5
Mercedes-Benz Group AG - Class N	3.5
CNH Industrial N.V.	3.4
BNP Paribas	3.4
Total Net Assets	36.6

Country (%)
Long Investments
United States of America	53.7
Germany	13.2
France	9.8
Switzerland	7.5
United Kingdom	6.8
South Korea	3.1
Netherlands	2.2
Denmark	1.6
China	1.6
Total Net Assets	99.5

JNL/Harris Oakmark Global Equity Fund

Industry Sector (%)
Long Investments
Financials	27.9
Health Care	16.3
Consumer Discretionary	15.0
Communication Services	11.6
Industrials	8.8
Information Technology	5.3
Consumer Staples	5.3
Other Short Term Investments	3.9
Energy	3.2
Materials	2.2
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

125

JNL/Heitman U.S. Focused Real Estate Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Heitman U.S. Focused Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.80%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	118,048
Number of Investments:	37
Portfolio Turnover (%):	122
Total Advisory Fees Paid ($):	560

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Tower Corporation	9.7
ProLogis Inc.	7.5
Welltower Inc.	6.0
Equinix, Inc.	5.9
Extra Space Storage Inc.	5.0
Iron Mountain Incorporated	4.6
Digital Realty Trust, Inc.	4.3
Simon Property Group, Inc.	4.0
UDR, Inc.	3.9
American Homes 4 Rent - Class A	3.4
Total Net Assets	54.3

JNL/Heitman U.S. Focused Real Estate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

127

JNL/Invesco Diversified Dividend Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,315
Number of Investments:	76
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	2,693

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	3.4
Walmart Inc.	3.2
Chevron Corporation	3.0
Microsoft Corporation	2.6
Merck & Co., Inc.	2.5
Wells Fargo & Company	2.5
Analog Devices, Inc.	2.4
Philip Morris International Inc.	2.4
JNL Government Money Market Fund, 5.21% - Class I	2.4
Johnson & Johnson	2.2
Total Net Assets	26.6

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	14.9
Health Care	12.7
Consumer Staples	11.9
Information Technology	10.2
Energy	8.3
Consumer Discretionary	5.6
Utilities	4.6
Materials	4.0
Real Estate	3.0
Other Sectors	5.2
Total Net Assets	99.8

JNL/Invesco Diversified Dividend Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

129

JNL/Invesco Global Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,817,365
Number of Investments:	61
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	4,414

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	12.1
Meta Platforms, Inc. - Class A	8.3
Novo Nordisk A/S - Class B	5.5
Analog Devices, Inc.	5.1
DLF Limited	4.9
Intuit Inc.	4.2
S&P Global Inc.	3.7
LVMH Moet Hennessy Louis Vuitton	3.5
Airbus SE	3.4
NVIDIA Corporation	3.3
Total Net Assets	54.0

Country (%)
Long Investments
United States of America	58.4
France	8.4
India	6.8
Denmark	5.5
Sweden	4.9
Japan	4.2
Germany	3.7
China	2.3
Netherlands	2.0
Spain	1.2
Other Countries	3.2
Total Net Assets	100.6

JNL/Invesco Global Growth Fund

Industry Sector (%)
Long Investments
Information Technology	30.9
Communication Services	22.0
Health Care	13.0
Industrials	10.3
Consumer Discretionary	10.2
Financials	8.4
Real Estate	4.9
Materials	0.7
Securities Lending Collateral	0.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

131

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,716,491
Number of Investments:	122
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	5,423

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.2
Glaukos Corporation	1.7
Natera, Inc.	1.7
Wingstop Inc.	1.5
Onto Innovation Inc.	1.5
TransMedics Group, Inc.	1.4
Tenet Healthcare Corporation	1.4
Clean Harbors, Inc.	1.4
Guidewire Software, Inc.	1.3
TMX Group Limited	1.3
Total Net Assets	15.4

Industry Sector (%)
Long Investments
Health Care	23.6
Information Technology	22.3
Industrials	19.8
Consumer Discretionary	12.5
Financials	6.0
Consumer Staples	4.6
Energy	4.1
Materials	3.7
Other Short Term Investments	2.2
Real Estate	1.4
Total Net Assets	100.2

JNL/Invesco Small Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

133

JNL/JPMorgan Global Allocation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	983,123
Number of Investments:	2,039
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,955

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	54.0
Corporate Bonds And Notes	29.1
Open Futures Contracts	27.8
Open Forward Foreign Currency Contracts	10.2
Government And Agency Obligations	9.2
Non-U.S. Government Agency Asset-Backed Securities	4.2
Other Short Term Investments	3.2
Preferred Stocks	0.1
Investment Companies	0.0
Total Net Assets	137.8
Short Investments
Open Forward Foreign Currency Contracts	-11.4
Open Futures Contracts	-5.2
Total Net Assets	-16.6

Top 10 Holdings (%)
S&P 500 Index Open Futures Contract	9.7
United States 10 Year Note Open Futures Contract	6.2
MSCI Emerging Markets Index Open Futures Contract	3.3
Canada 10 Year Bond Open Futures Contract	3.3
Microsoft Corporation	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.7
NVIDIA Corporation	2.4
Amazon.com, Inc.	2.3
Apple Inc.	2.3
Italy Government BTP Bond Open Futures Contract	2.0
Total Net Assets	37.4

JNL/JPMorgan Global Allocation Fund

Country (%)
Long Investments
United States of America	90.8
Canada	6.2
Germany	4.9
United Kingdom	4.5
Japan	4.5
Cayman Islands	3.5
France	3.5
South Korea	2.2
Taiwan	2.0
Switzerland	1.8
Other Countries	13.9
Total Net Assets	137.8
Short Investments
United States of America	-5.0
Japan	-3.9
Multi-National	-2.4
Australia	-1.1
South Korea	-0.8
United Kingdom	-0.5
Indonesia	-0.4
Mexico	-0.4
Canada	-0.3
Thailand	-0.2
Other Countries	-1.6
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Derivative Instruments	38.1
Financials	15.0
Information Technology	14.9
Consumer Discretionary	11.6
Industrials	9.2
Government Securities	8.8
Health Care	7.0
Communication Services	5.7
Energy	5.4
Consumer Staples	5.3
Other Sectors	16.8
Total Net Assets	137.8
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

135

JNL/JPMorgan Global Allocation Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

136

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	896,136
Number of Investments:	166
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,189

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.9
NVIDIA Corporation	7.0
Apple Inc.	6.9
Amazon.com, Inc.	4.4
Meta Platforms, Inc. - Class A	2.8
Alphabet Inc. - Class A	2.4
Alphabet Inc. - Class C	1.8
Exxon Mobil Corporation	1.7
UnitedHealth Group Incorporated	1.5
MasterCard Incorporated - Class A	1.5
Total Net Assets	37.9

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.3
Health Care	11.6
Consumer Discretionary	11.4
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.7
Energy	3.7
Utilities	2.3
Materials	2.0
Other Sectors	4.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	-0.8
Total Net Assets	-0.8

JNL/JPMorgan Hedged Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

138

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,353
Number of Investments:	112
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	8,052

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
The Trade Desk, Inc. - Class A	2.5
Vertiv Holdings Co - Class A	2.0
DexCom, Inc.	1.9
Booz Allen Hamilton Holding Corporation - Class A	1.8
Entegris, Inc.	1.7
HEICO Corporation - Class A	1.7
Monolithic Power Systems, Inc.	1.7
Datadog, Inc. - Class A	1.6
Super Micro Computer, Inc.	1.6
HubSpot, Inc.	1.6
Total Net Assets	18.1

Industry Sector (%)
Long Investments
Information Technology	25.0
Industrials	19.6
Health Care	16.9
Consumer Discretionary	12.6
Financials	12.0
Communication Services	4.0
Consumer Staples	3.2
Energy	3.1
Other Short Term Investments	0.7
Utilities	0.6
Other Sectors	0.6
Total Net Assets	98.3

JNL/JPMorgan MidCap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

140

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,285,484
Number of Investments:	309
Portfolio Turnover (%)	0
Total Advisory Fees Paid ($):	1,972

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	80.2
Non-U.S. Government Agency Asset-Backed Securities	8.9
Corporate Bonds And Notes	7.5
Other Short Term Investments	2.9
Total Net Assets	99.5

Top 10 Holdings (%)
Treasury, United States Department of, 2.25%, 02/15/27	4.8
Treasury, United States Department of, 3.75%, 11/15/43	3.3
Treasury, United States Department of, 1.38%, 02/15/44	3.0
JNL Government Money Market Fund, 5.21% - Class I	3.0
Treasury, United States Department of, 2.25%, 08/15/27	2.9
Treasury, United States Department of, 2.00%, 11/15/41	2.7
Federal National Mortgage Association, Inc., 1.90%, 12/01/31	2.2
Treasury, United States Department of, 2.63%, 01/31/26	1.9
Federal National Mortgage Association, Inc., 4.50%, 08/01/52	1.8
Treasury, United States Department of, 0.63%, 03/31/27	1.8
Total Net Assets	27.4

JNL/JPMorgan U.S. Government & Quality Bond Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

142

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,721,367
Number of Investments:	92
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,063

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Wells Fargo & Company	2.8
ConocoPhillips	2.6
UnitedHealth Group Incorporated	2.5
Bank of America Corporation	2.4
Berkshire Hathaway Inc. - Class B	2.2
Chevron Corporation	2.2
Exxon Mobil Corporation	2.0
Analog Devices, Inc.	2.0
CSX Corporation	1.9
Morgan Stanley	1.9
Total Net Assets	22.5

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	15.8
Industrials	14.9
Information Technology	8.8
Energy	8.3
Consumer Discretionary	7.6
Consumer Staples	6.1
Materials	5.0
Communication Services	4.4
Utilities	4.0
Other Sectors	1.5
Total Net Assets	99.9

JNL/JPMorgan U.S. Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

144

JNL/Lazard International Strategic Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Lazard International Strategic Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	483,414
Number of Investments:	58
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,609

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	5.5
ASML Holding N.V.	4.4
Relx PLC	3.3
Icon Public Limited Company	3.0
Siemens Aktiengesellschaft - Class N	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.5
AON Public Limited Company - Class A	2.5
Coca-Cola Europacific Partners PLC	2.4
Airbus SE	2.3
ABB Ltd - Class N	2.2
Total Net Assets	30.6

Country (%)
Long Investments
United Kingdom	17.2
Japan	17.0
Germany	11.2
United States of America	9.2
Denmark	7.5
Ireland	6.8
Netherlands	5.6
Canada	5.4
France	5.0
Switzerland	3.6
Other Countries	11.2
Total Net Assets	99.7

JNL/Lazard International Strategic Equity Fund

Industry Sector (%)
Long Investments
Industrials	28.0
Information Technology	17.4
Health Care	13.9
Financials	13.5
Consumer Staples	7.1
Consumer Discretionary	5.1
Communication Services	3.8
Utilities	3.7
Materials	3.2
Other Short Term Investments	2.5
Other Sectors	1.5
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

146

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,004
Number of Investments:	45
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,968

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	7.3
Amazon.com, Inc.	6.6
MercadoLibre, Inc.	6.1
Alphabet Inc. - Class A	5.9
Netflix, Inc.	4.3
Microsoft Corporation	4.3
Oracle Corporation	4.0
Tesla Inc.	3.9
Boeing Company, The	3.7
Novo Nordisk A/S - Class B	3.7
Total Net Assets	49.8

Country (%)
Long Investments
United States of America	57.9
China	7.5
Switzerland	6.8
Argentina	6.1
United Kingdom	5.8
Netherlands	4.8
Denmark	3.7
Canada	3.1
Japan	1.6
Brazil	1.5
Other Countries	1.0
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	22.1
Communication Services	21.1
Information Technology	20.5
Health Care	14.9
Industrials	9.1
Financials	7.8
Consumer Staples	3.5
Other Short Term Investments	0.8
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

148

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,717
Number of Investments:	716
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,203

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	62.6
Open Futures Contracts	30.3
Non-U.S. Government Agency Asset-Backed Securities	29.0
Senior Floating Rate Instruments	4.7
Government And Agency Obligations	2.4
Other Short Term Investments	0.4
Total Net Assets	129.4
Short Investments
Open Futures Contracts	-8.6
Total Net Assets	-8.6

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	30.3
Treasury, United States Department of, 0.13%, 04/15/25	0.8
OneMain Financial Issuance Trust 2022-3, Series 2022-A-3A, 5.94%, 04/14/26	0.6
Bayer US Finance II LLC, 4.25%, 12/15/25	0.6
Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-A-1A, 1.07%, 02/25/26	0.6
GA Global Funding Trust, 0.80%, 09/13/24	0.6
Citigroup Inc., 3.11%, 04/08/26	0.6
Imperial Brands Finance PLC, 3.13%, 07/26/24	0.6
System Energy Resources, Inc., 6.00%, 04/15/28	0.6
Danske Bank A/S, 1.62%, 09/11/26	0.6
Total Net Assets	35.9

JNL/Lord Abbett Short Duration Income Fund

Country (%)
Long Investments
United States of America	104.8
Cayman Islands	4.1
United Kingdom	3.8
Ireland	2.5
France	1.8
Switzerland	1.6
Canada	1.5
Germany	1.5
Denmark	1.4
Netherlands	1.2
Other Countries	5.2
Total Net Assets	129.4
Short Investments
United States of America	-8.6
Total Net Assets	-8.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

150

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.30%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	832,619
Number of Investments:	58
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	636

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	24.1
Alphabet Inc. - Class A	23.3
Alphabet Inc. - Class C	20.9
Netflix, Inc.	6.3
Walt Disney Company, The	4.0
Verizon Communications Inc.	3.8
Comcast Corporation - Class A	3.3
AT&T Inc.	3.0
T-Mobile US, Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	0.8
Total Net Assets	91.0

JNL/Mellon Communication Services Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

152

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,408,174
Number of Investments:	169
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	1,302

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Amazon.com, Inc.	20.4
Tesla Inc.	12.3
Home Depot, Inc. , The	7.7
McDonald's Corporation	4.1
Booking Holdings Inc.	3.0
Lowe`s Companies, Inc.	2.8
TJX Companies, Inc., The	2.8
NIKE, Inc. - Class B	2.0
Starbucks Corporation	2.0
Chipotle Mexican Grill, Inc.	1.9
Total Net Assets	59.0

JNL/Mellon Consumer Discretionary Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

154

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	394,447
Number of Investments:	68
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	376

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Procter & Gamble Company, The	11.7
Costco Wholesale Corporation	11.4
Walmart Inc.	8.9
Coca-Cola Company, The	7.6
PepsiCo, Inc.	6.9
Philip Morris International Inc.	4.9
Mondelez International, Inc. - Class A	2.8
Colgate-Palmolive Company	2.6
Altria Group, Inc.	2.6
Target Corporation	2.3
Total Net Assets	61.7

JNL/Mellon Consumer Staples Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

156

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,278,733
Number of Investments:	32
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,152

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
UnitedHealth Group Incorporated	8.5
Goldman Sachs Group Inc, The	7.6
Microsoft Corporation	7.5
Home Depot, Inc. , The	5.7
Caterpillar Inc.	5.6
Amgen Inc.	5.2
Visa Inc. - Class A	4.4
Salesforce, Inc.	4.3
McDonald's Corporation	4.3
American Express Company	3.9
Total Net Assets	57.0

Industry Sector (%)
Long Investments
Financials	22.6
Information Technology	19.5
Health Care	18.3
Consumer Discretionary	14.5
Industrials	13.9
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3
Materials	0.9
Derivative Instruments	0.5
Other Sectors	0.4
Total Net Assets	100.5

JNL/Mellon Dow Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

158

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,992,062
Number of Investments:	67
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,759

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Exxon Mobil Corporation	26.6
Chevron Corporation	13.8
ConocoPhillips	6.9
EOG Resources, Inc.	3.7
Schlumberger Limited	3.5
Marathon Petroleum Corporation	3.1
Phillips 66	3.1
Williams Companies, Inc., The	2.6
Valero Energy Corporation	2.6
ONEOK, Inc.	2.4
Total Net Assets	68.3

JNL/Mellon Energy Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

160

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,274,475
Number of Investments:	185
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,156

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	11.6
JPMorgan Chase & Co.	9.2
Visa Inc. - Class A	6.6
MasterCard Incorporated - Class A	5.8
Bank of America Corporation	4.3
Wells Fargo & Company	3.3
Goldman Sachs Group Inc, The	2.3
S&P Global Inc.	2.2
American Express Company	2.1
Morgan Stanley	1.9
Total Net Assets	49.3

JNL/Mellon Financial Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

162

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,343,455
Number of Investments:	158
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,907

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	12.8
UnitedHealth Group Incorporated	7.8
Johnson & Johnson	5.9
Merck & Co., Inc.	5.3
AbbVie Inc.	5.1
Thermo Fisher Scientific Inc.	3.5
Abbott Laboratories	3.0
Danaher Corporation	2.8
Amgen Inc.	2.8
Pfizer Inc.	2.7
Total Net Assets	51.7

JNL/Mellon Healthcare Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

164

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	247,645
Number of Investments:	210
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	236

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
General Electric Company	3.9
Caterpillar Inc.	3.7
Honeywell International Inc.	3.1
Union Pacific Corporation	3.1
RTX Corporation	3.0
Eaton Corporation Public Limited Company	2.8
Boeing Company, The	2.5
United Parcel Service, Inc. - Class B	2.3
Lockheed Martin Corporation	2.2
Automatic Data Processing, Inc.	2.2
Total Net Assets	28.8

JNL/Mellon Industrials Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

166

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.26%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,004,804
Number of Investments:	219
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,110

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	17.6
Apple Inc.	16.1
NVIDIA Corporation	15.6
Broadcom Inc.	3.9
Advanced Micro Devices, Inc.	1.4
Adobe Inc.	1.4
Salesforce, Inc.	1.3
Oracle Corporation	1.2
Qualcomm Incorporated	1.2
Applied Materials, Inc.	1.1
Total Net Assets	60.8

JNL/Mellon Information Technology Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

168

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	161,699
Number of Investments:	64
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	176

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Linde Public Limited Company	18.1
The Sherwin-Williams Company	6.0
Freeport-McMoRan Inc.	6.0
Ecolab Inc.	5.2
Air Products and Chemicals, Inc.	4.9
CRH Public Limited Company	4.4
Newmont Corporation	4.1
Nucor Corporation	3.3
Corteva, Inc.	3.2
Dow Inc.	3.2
Total Net Assets	58.4

JNL/Mellon Materials Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

170

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.29%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,187,482
Number of Investments:	104
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,154

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	8.6
Apple Inc.	8.4
NVIDIA Corporation	7.9
Amazon.com, Inc.	5.2
Broadcom Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Alphabet Inc. - Class A	2.8
Alphabet Inc. - Class C	2.7
Costco Wholesale Corporation	2.5
Tesla Inc.	2.5
Total Net Assets	50.2

Industry Sector (%)
Long Investments
Information Technology	51.6
Communication Services	15.5
Consumer Discretionary	12.5
Health Care	6.1
Consumer Staples	6.0
Industrials	4.2
Materials	1.4
Utilities	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.0
Total Net Assets	100.4

JNL/Mellon Nasdaq 100 Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

172

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,864
Number of Investments:	87
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	180

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
ProLogis Inc.	8.0
American Tower Corporation	7.0
Equinix, Inc.	5.6
Welltower Inc.	4.8
Digital Realty Trust, Inc.	3.8
Simon Property Group, Inc.	3.6
Realty Income Corporation	3.6
Public Storage Operating Company	3.5
Crown Castle Inc.	3.3
Extra Space Storage Inc.	2.5
Total Net Assets	45.7

JNL/Mellon Real Estate Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

174

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.22%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,735,683
Number of Investments:	508
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,031

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.2
NVIDIA Corporation	6.6
Apple Inc.	6.6
Amazon.com, Inc.	3.8
Repurchase Agreement with BNS, 5.67% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,673) acquired on 6/28/2024, due 10/1/2024 at $405,985	2.7
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/28/2024, due 9/30/2024 at $304,520	2.0
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Total Net Assets	37.1

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Securities Lending Collateral	5.8
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Other Sectors	5.9
Total Net Assets	106.6

JNL/Mellon S&P 500 Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

176

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,243,944
Number of Investments:	1,296
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,955

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	6.5
Apple Inc.	5.9
NVIDIA Corporation	5.7
Amazon.com, Inc.	3.6
Meta Platforms, Inc. - Class A	2.2
Alphabet Inc. - Class A	2.1
Alphabet Inc. - Class C	1.9
Eli Lilly and Company	1.5
Berkshire Hathaway Inc. - Class B	1.4
Broadcom Inc.	1.4
Total Net Assets	32.2

Industry Sector (%)
Long Investments
Information Technology	30.8
Financials	12.7
Health Care	11.6
Consumer Discretionary	10.3
Industrials	9.2
Communication Services	8.8
Consumer Staples	5.5
Energy	3.7
Materials	2.5
Real Estate	2.4
Other Sectors	3.0
Total Net Assets	100.5

JNL/Mellon U.S. Stock Market Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

178

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	410,334
Number of Investments:	58
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	377

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	12.4
The Southern Company	7.2
Duke Energy Corporation	6.6
Constellation Energy Group, Inc.	5.4
Sempra	4.1
GE Vernova Inc.	4.0
American Electric Power Company, Inc.	3.9
Dominion Energy, Inc.	3.5
PG&E Corporation	3.2
Public Service Enterprise Group Incorporated	3.1
Total Net Assets	53.4

JNL/Mellon Utilities Sector Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

180

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	440,097
Number of Investments:	1,404
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	399

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	5.0
Apple Inc.	4.6
NVIDIA Corporation	4.4
Amazon.com, Inc.	2.7
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.6
Alphabet Inc. - Class C	1.5
Eli Lilly and Company	1.2
Berkshire Hathaway Inc. - Class B	1.1
Broadcom Inc.	1.1
Total Net Assets	24.9

Country (%)
Long Investments
United States of America	72.6
Japan	6.2
United Kingdom	3.8
Canada	2.9
France	2.6
Switzerland	2.4
Germany	2.1
Australia	1.9
Netherlands	1.3
Denmark	1.0
Other Countries	4.2
Total Net Assets	101.0
Short Investments
Multi-National	-0.1
Japan	-0.1
Canada	0.0
Australia	0.0
Total Net Assets	-0.2

JNL/Mellon World Index Fund

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	15.0
Health Care	11.6
Industrials	10.5
Consumer Discretionary	10.0
Communication Services	7.7
Consumer Staples	6.3
Energy	4.2
Materials	3.6
Utilities	2.4
Other Sectors	4.3
Total Net Assets	101.0
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

182

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,913,968
Number of Investments:	145
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,313

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hartford Financial Services Group, Inc. , The	1.6
Diamondback Energy, Inc.	1.3
PG&E Corporation	1.3
Cencora, Inc.	1.3
Targa Resources Corp.	1.2
Raymond James Financial, Inc.	1.1
Universal Health Services, Inc. - Class B	1.1
LKQ Corporation	1.1
M&T Bank Corporation	1.0
Extra Space Storage Inc.	1.0
Total Net Assets	12.0

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	18.3
Materials	10.1
Consumer Discretionary	9.5
Health Care	7.7
Utilities	7.6
Information Technology	7.4
Real Estate	7.0
Energy	6.4
Consumer Staples	6.0
Other Sectors	1.6
Total Net Assets	99.9

JNL/MFS Mid Cap Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

184

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.42%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,051
Number of Investments:	57
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	14

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Blackstone Inc. - Class A	10.4
KKR & Co. Inc. - Class A	9.8
Partners Group Holding AG	5.5
3I Group PLC	4.5
The Carlyle Group, Inc.	4.0
Intermediate Capital Group PLC	3.8
Ares Management Corporation - Class A	3.7
EQT AB	3.1
Hamilton Lane Incorporated - Class A	2.9
T. Rowe Price Group, Inc.	2.9
Total Net Assets	50.6

Country (%)
Long Investments
United States of America	47.2
United Kingdom	18.2
Sweden	8.9
Switzerland	5.6
France	4.9
Japan	4.4
Belgium	3.8
Canada	3.2
Germany	1.5
Australia	0.6
Other Countries	1.4
Total Net Assets	99.7

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Industry Sector (%)
Long Investments
Financials	85.0
Industrials	5.2
Investment Companies	5.1
Real Estate	2.1
Communication Services	1.1
Health Care	0.8
Consumer Discretionary	0.3
Other Short Term Investments	0.1
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

186

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.46%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	125,571
Number of Investments:	117
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	43

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hasbro, Inc.	1.5
Carnival Corporation	1.4
DuPont de Nemours, Inc.	1.4
Discover Financial Services	1.4
NiSource Inc.	1.4
Chart Industries, Inc.	1.4
Asbury Automotive Group, Inc.	1.4
Littelfuse, Inc.	1.4
HF Sinclair Corporation	1.4
Eastman Chemical Company	1.4
Total Net Assets	14.1

Industry Sector (%)
Long Investments
Consumer Discretionary	22.0
Industrials	15.9
Information Technology	11.8
Financials	10.8
Health Care	8.8
Materials	8.6
Communication Services	7.3
Utilities	7.0
Energy	3.5
Consumer Staples	2.0
Other Sectors	3.2
Total Net Assets	100.9

JNL/Morningstar SMID Moat Focus Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

188

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	441,530
Number of Investments:	345
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	484

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	11.0
Microsoft Corporation	10.4
Berkshire Hathaway Inc. - Class B	3.2
Visa Inc. - Class A	1.8
Costco Wholesale Corporation	1.6
Home Depot, Inc. , The	1.5
Merck & Co., Inc.	1.3
Netflix, Inc.	1.2
Advanced Micro Devices, Inc.	1.1
Adobe Inc.	1.1
Total Net Assets	34.2

Industry Sector (%)
Long Investments
Information Technology	33.3
Financials	14.4
Health Care	12.1
Consumer Discretionary	9.5
Industrials	8.7
Communication Services	5.4
Consumer Staples	4.8
Real Estate	4.1
Materials	2.9
Energy	2.4
Other Sectors	3.2
Total Net Assets	100.8

JNL/Morningstar U.S. Sustainability Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

190

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,340,584
Number of Investments:	57
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,336

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Adobe Inc.	2.8
International Flavors & Fragrances Inc.	2.8
Campbell Soup Company	2.6
Altria Group, Inc.	2.6
Pfizer Inc.	2.5
RTX Corporation	2.5
Autodesk, Inc.	2.5
Corteva, Inc.	2.5
Gilead Sciences, Inc.	2.5
Comcast Corporation - Class A	2.4
Total Net Assets	25.7

Industry Sector (%)
Long Investments
Industrials	21.2
Health Care	20.1
Information Technology	18.5
Consumer Staples	14.9
Consumer Discretionary	7.9
Financials	6.1
Communication Services	5.4
Materials	5.3
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.6

JNL/Morningstar Wide Moat Index Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

192

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	40,590
Number of Investments:	111
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	177

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	110.7
Corporate Bonds And Notes	55.9
Non-U.S. Government Agency Asset-Backed Securities	19.9
Other Short Term Investments	15.8
Total Net Assets	202.3

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	16.7
Brent Crude Open Futures Contract	10.3
Crude Oil, WTI Open Futures Contract	9.0
Treasury, United States Department of, 5.31%, 09/26/24	7.3
Soybean Open Futures Contract	7.3
Gasoline, RBOB Open Futures Contract	5.8
Copper Open Futures Contract	5.6
Soybean Meal Open Futures Contract	4.8
JNL Government Money Market Fund, 5.21% - Class I	4.8
Coffee C Open Futures Contract	4.7
Total Net Assets	76.3

JNL/Neuberger Berman Commodity Strategy Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

194

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.97%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	59,487
Number of Investments:	58
Portfolio Turnover (%):	91
Total Advisory Fees Paid ($):	158

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	97.6
Other Short Term Investments	65.3
Corporate Bonds And Notes	41.6
Investment Companies	2.9
Total Net Assets	207.4

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	90.5
JNL Government Money Market Fund, 5.21% - Class I	22.7
Treasury, United States Department of, 5.32%, 08/01/24	19.2
Treasury, United States Department of, 5.32%, 08/27/24	19.2
Treasury, United States Department of, 5.28%, 07/16/24	4.2
iShares Bitcoin Trust	2.9
Palladium Open Futures Contract	2.4
Platinum Open Futures Contract	2.4
Silver Open Futures Contract	2.3
Goldman Sachs Group Inc, The, 5.70%, 11/01/24	2.2
Total Net Assets	168.0

JNL/Neuberger Berman Gold Plus Strategy Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

196

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	685,734
Number of Investments:	1,194
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,677

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	58.8
Open Futures Contracts	41.0
Corporate Bonds And Notes	30.1
Non-U.S. Government Agency Asset-Backed Securities	23.1
Open Forward Foreign Currency Contracts	6.8
Interest Rate Swap Agreements	3.0
Total Return Swap Agreements	2.8
Other Short Term Investments	0.7
Senior Floating Rate Instruments	0.0
Total Net Assets	166.3
Short Investments
Open Futures Contracts	-10.2
Open Forward Foreign Currency Contracts	-1.5
Interest Rate Swap Agreements	-1.3
Total Net Assets	-13.0

Top 10 Holdings (%)
United States 10 Year Note Open Futures Contract	14.8
United States 5 Year Note Open Futures Contract	14.4
United States 2 Year Note Open Futures Contract	4.8
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	3.3
iBoxx Liquid Investment Grade Index Total Return Swap Agreement	2.8
USD/EUR Open Forward Foreign Currency Contract	2.6
Federal National Mortgage Association, Inc., 2.50%, 07/15/54	2.5
3 Month SONIA Index Open Futures Contract	2.4
Government National Mortgage Association, 6.00%, 07/15/54	2.1
6M NIBOR Interest Rate Swap Agreement	2.0
Total Net Assets	51.7

JNL/Neuberger Berman Strategic Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

198

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,312,515
Number of Investments:	69
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	4,417

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.9
AT&T Inc.	3.5
Berkshire Hathaway Inc. - Class B	3.5
Medtronic, Inc.	3.3
Cisco Systems, Inc.	2.8
L3Harris Technologies, Inc.	2.8
JNL Government Money Market Fund, 5.21% - Class I	2.7
Danaher Corporation	2.6
Sanofi	2.6
Becton, Dickinson and Company	2.4
Total Net Assets	31.1

Industry Sector (%)
Long Investments
Financials	28.3
Health Care	17.0
Industrials	10.8
Energy	9.5
Information Technology	7.9
Materials	6.4
Communication Services	6.3
Consumer Discretionary	4.1
Consumer Staples	3.9
Utilities	3.1
Other Sectors	3.6
Total Net Assets	100.9

JNL/Newton Equity Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

200

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,508,828
Number of Investments:	1,118
Portfolio Turnover (%):	312
Total Advisory Fees Paid ($):	3,639

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	97.1
Government And Agency Obligations	88.5
Non-U.S. Government Agency Asset-Backed Securities	43.4
Credit Default Swap Agreements	22.8
Open Forward Foreign Currency Contracts	19.5
Corporate Bonds And Notes	11.7
Open Futures Contracts	5.3
Senior Floating Rate Instruments	2.9
Other Short Term Investments	1.6
Inflation Indexed Swap Agreements	1.2
Other Asset Classes	1.1
Total Net Assets	295.1
Short Investments
Interest Rate Swap Agreements	-81.1
Open Forward Foreign Currency Contracts	-18.4
Open Futures Contracts	-13.1
Government And Agency Obligations	-0.5
Option Contracts	0.0
Total Net Assets	-113.1

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	15.7
Federal National Mortgage Association, Inc., 6.50%, 08/15/54	11.5
Federal National Mortgage Association, Inc., 6.00%, 08/15/54	10.6
U.S. SOFR Interest Rate Swap Agreement	9.2
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	9.2
U.S. SOFR Interest Rate Swap Agreement	8.4
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	7.5
Federal National Mortgage Association, Inc., 5.00%, 09/15/54	6.3
CMBX.NA.AAA.13 Credit Default Swap Agreement	5.3
USD/EUR Open Forward Foreign Currency Contract	4.7
Total Net Assets	88.4

JNL/PIMCO Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

202

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	984,875
Number of Investments:	1,042
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	1,681

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.7
Government And Agency Obligations	28.9
Open Forward Foreign Currency Contracts	10.5
Interest Rate Swap Agreements	9.0
Non-U.S. Government Agency Asset-Backed Securities	7.4
Open Futures Contracts	7.4
Credit Default Swap Agreements	6.9
Senior Floating Rate Instruments	1.1
Short Term Investments	0.3
Preferred Stocks	0.2
Other Asset Classes	0.0
Total Net Assets	154.4
Short Investments
Open Forward Foreign Currency Contracts	-6.3
Interest Rate Swap Agreements	-5.0
Open Futures Contracts	-1.7
Option Contracts	0.0
Total Net Assets	-13.0

Top 10 Holdings (%)
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	7.2
United States 5 Year Note Open Futures Contract	4.5
Treasury, United States Department of, 4.00%, 02/15/34	3.6
U.S. SOFR Interest Rate Swap Agreement	3.5
CDX.NA.IG.42 Credit Default Swap Agreement	2.2
Treasury, United States Department of, 4.63%, 04/30/29	2.1
USD/EUR Open Forward Foreign Currency Contract	2.0
6M EURIBOR Interest Rate Swap Agreement	1.9
USD/EUR Open Forward Foreign Currency Contract	1.8
Treasury, United States Department of, 3.38%, 08/15/42	1.8
Total Net Assets	30.6

JNL/PIMCO Investment Grade Credit Bond Fund

Country (%)
Long Investments
United States of America	121.2
United Kingdom	6.9
Canada	2.4
Brazil	2.3
Japan	2.1
Cayman Islands	2.1
Multi-National	2.0
Germany	1.9
Australia	1.7
Switzerland	1.5
Other Countries	10.3
Total Net Assets	154.4
Short Investments
United States of America	-4.2
Multi-National	-3.3
United Kingdom	-1.6
Canada	-1.4
Turkey	-0.6
Japan	-0.4
Mexico	-0.3
India	-0.3
Indonesia	-0.3
Australia	-0.2
Other Countries	-0.4
Total Net Assets	-13.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

204

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.02%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,303,720
Number of Investments:	421
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	2,576

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	111.4
Interest Rate Swap Agreements	22.8
Total Return Swap Agreements	21.9
Open Forward Foreign Currency Contracts	21.0
Open Futures Contracts	12.5
Non-U.S. Government Agency Asset-Backed Securities	10.3
Inflation Indexed Swap Agreements	8.4
Corporate Bonds And Notes	0.3
Preferred Stocks	0.0
Total Net Assets	208.6
Short Investments
Open Futures Contracts	-42.2
Interest Rate Swap Agreements	-39.9
Open Forward Foreign Currency Contracts	-8.6
Inflation Indexed Swap Agreements	-6.1
Option Contracts	-0.1
Total Net Assets	-96.9

Top 10 Holdings (%)
6M EURIBOR Interest Rate Swap Agreement	15.3
USD/EUR Open Forward Foreign Currency Contract	7.9
USD/EUR Open Forward Foreign Currency Contract	7.8
United States 10 Year Ultra Bond Open Futures Contract	7.5
Treasury, United States Department of, 0.63%, 07/15/32	7.4
Treasury, United States Department of, 0.50%, 01/15/28	6.4
Treasury, United States Department of Total Return Swap Agreement	5.1
Treasury, United States Department of Total Return Swap Agreement	4.7
Treasury, United States Department of, 0.38%, 07/15/27	4.5
Treasury, United States Department of, 0.13%, 07/15/30	4.0
Total Net Assets	70.6

JNL/PIMCO Real Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

206

JNL/PPM America Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PPM America Floating Rate Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,174,673
Number of Investments:	737
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,788

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Senior Floating Rate Instruments	93.7
Corporate Bonds And Notes	4.8
Other Short Term Investments	1.6
Non-U.S. Government Agency Asset-Backed Securities	0.2
Common Stocks	0.0
Total Net Assets	100.3

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.6
Great Outdoors Group, LLC, 2021 Term Loan B1, 9.19%, 02/26/28	1.5
Caesars Entertainment Inc., Term Loan B, 8.10%, 01/25/30	1.0
TransDigm, Inc., 2024 Term Loan I, 8.06%, 08/24/28	0.9
Gainwell Acquisition Corp., Term Loan B, 9.41%, 08/17/27	0.8
MH Sub I, LLC, 2023 Term Loan, 9.58%, 04/13/28	0.7
Triton Water Holdings, Inc, Term Loan, 8.81%, 03/16/28	0.7
Fertitta Entertainment, LLC, 2022 Term Loan B, 9.08%, 01/13/29	0.6
Neptune Bidco US Inc, 2022 USD Term Loan B, 10.41%, 04/11/29	0.6
BCP Renaissance Parent LLC, 2024 Term Loan B, 8.60%, 10/31/28	0.6
Total Net Assets	9.0

JNL/PPM America Floating Rate Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

208

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,337,335
Number of Investments:	312
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	2,335

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	86.9
Senior Floating Rate Instruments	8.6
Short Term Investments	5.7
Common Stocks	0.3
Non-U.S. Government Agency Asset-Backed Securities	0.2
Total Net Assets	101.7

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.5
Carnival Corporation, 4.00%, 08/01/28	2.0
CCO Holdings, LLC, 5.38%, 06/01/29	1.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.0
MCE Finance Limited, 5.38%, 12/04/29	1.0
Bip-V Chinook, 5.50%, 06/15/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Organon & Co., 5.13%, 04/30/31	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.9
Total Net Assets	14.4

JNL/PPM America High Yield Bond Fund

Country (%)
Long Investments
United States of America	79.8
Canada	5.8
United Kingdom	2.9
France	1.9
Israel	1.8
Macau	1.3
Australia	1.1
Netherlands	1.0
Austria	1.0
Germany	0.8
Other Countries	4.3
Total Net Assets	101.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

210

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.52%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	235,472
Number of Investments:	408
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	151

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	94.6
Open Futures Contracts	2.6
Government And Agency Obligations	2.5
Non-U.S. Government Agency Asset-Backed Securities	2.0
Other Short Term Investments	0.1
Total Net Assets	101.8
Short Investments
Open Futures Contracts	-3.6
Credit Default Swap Agreements	-0.9
Total Net Assets	-4.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	1.6
AbbVie Inc., 4.80%, 03/15/29	1.2
JPMorgan Chase & Co., 5.04%, 01/23/28	1.2
Morgan Stanley, 5.16%, 04/20/29	1.1
Bank of America Corporation, 5.82%, 09/15/29	1.1
Bank of America Corporation, 5.47%, 01/23/35	0.9
United States Long Bond Open Futures Contract	0.9
JPMorgan Chase & Co., 2.07%, 06/01/29	0.9
KfW, 4.63%, 08/07/26	0.8
KfW, 5.00%, 03/16/26	0.8
Total Net Assets	10.5

JNL/PPM America Investment Grade Credit Fund

Country (%)
Long Investments
United States of America	75.6
United Kingdom	4.7
Multi-National	3.9
Germany	3.2
Switzerland	3.1
Spain	1.8
Mexico	1.5
Canada	1.3
France	1.2
Australia	1.1
Other Countries	4.4
Total Net Assets	101.8
Short Investments
United States of America	-4.5
Total Net Assets	-4.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

212

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,547,623
Number of Investments:	597
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,064

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	51.2
Government And Agency Obligations	34.4
Open Futures Contracts	21.5
Non-U.S. Government Agency Asset-Backed Securities	9.9
Senior Floating Rate Instruments	3.4
Short Term Investments	1.1
Total Net Assets	121.5
Short Investments
Open Futures Contracts	-5.4
Total Net Assets	-5.4

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	9.6
United States 5 Year Note Open Futures Contract	5.0
United States Ultra Bond Open Futures Contract	3.5
United States 10 Year Note Open Futures Contract	3.3
Treasury, United States Department of, 2.88%, 05/15/32	2.0
Treasury, United States Department of, 4.88%, 10/31/28	1.2
Treasury, United States Department of, 3.88%, 08/15/33	1.0
Treasury, United States Department of, 2.50%, 02/15/46	0.9
JNL Government Money Market Fund, 5.21% - Class I	0.9
Treasury, United States Department of, 3.00%, 02/15/48	0.8
Total Net Assets	28.2

JNL/PPM America Total Return Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

214

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,584
Number of Investments:	848
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	373

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.6
EMCOR Group, Inc.	0.4
Casey's General Stores, Inc.	0.4
Williams-Sonoma, Inc.	0.4
Jackson Financial Inc. - Class A	0.4
Chipotle Mexican Grill, Inc.	0.4
JNL Government Money Market Fund, 5.21% - Class I	0.4
Autodesk, Inc.	0.4
Coinbase Global, Inc. - Class A	0.3
Verisk Analytics, Inc.	0.3
Total Net Assets	4.0

Industry Sector (%)
Long Investments
Industrials	20.4
Financials	15.8
Consumer Discretionary	14.8
Information Technology	11.0
Real Estate	9.8
Health Care	7.5
Materials	6.3
Energy	4.4
Consumer Staples	3.8
Communication Services	3.4
Other Sectors	3.6
Total Net Assets	100.8

JNL/RAFI Fundamental U.S. Small Cap Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

216

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.37%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,207,911
Number of Investments:	816
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	1,897

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	2.7
Meta Platforms, Inc. - Class A	2.1
Berkshire Hathaway Inc. - Class B	1.6
Walmart Inc.	1.6
Oracle Corporation	1.4
NVIDIA Corporation	1.4
Broadcom Inc.	1.4
Wells Fargo & Company	1.4
AbbVie Inc.	1.3
Merck & Co., Inc.	1.2
Total Net Assets	16.1

Industry Sector (%)
Long Investments
Information Technology	16.1
Financials	15.9
Health Care	14.8
Industrials	11.9
Consumer Staples	11.6
Consumer Discretionary	11.0
Communication Services	7.4
Energy	5.5
Materials	3.3
Real Estate	1.5
Other Sectors	1.3
Total Net Assets	100.3

JNL/RAFI Multi-Factor U.S. Equity Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

218

JNL/T. Rowe Price Balanced Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	528,449
Number of Investments:	1,453
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	1,323

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.3
Government And Agency Obligations	18.0
Corporate Bonds And Notes	12.0
Non-U.S. Government Agency Asset-Backed Securities	2.6
Other Short Term Investments	1.6
Open Futures Contracts	1.2
Senior Floating Rate Instruments	0.6
Preferred Stocks	0.3
Credit Default Swap Agreements	0.2
Investment Companies	0.0
Other Asset Classes	0.0
Total Net Assets	101.8
Short Investments
Open Forward Foreign Currency Contracts	0.0
Total Net Assets	0.0

Top 10 Holdings (%)
Microsoft Corporation	3.1
NVIDIA Corporation	2.8
Apple Inc.	2.3
Amazon.com, Inc.	1.8
Alphabet Inc. - Class C	1.3
Meta Platforms, Inc. - Class A	1.2
United States 5 Year Note Open Futures Contract	1.1
T. Rowe Price Government Reserve Fund, 5.31%	0.9
Eli Lilly and Company	0.8
UnitedHealth Group Incorporated	0.7
Total Net Assets	16.0

JNL/T. Rowe Price Balanced Fund

Country (%)
Long Investments
United States of America	77.7
Japan	3.7
United Kingdom	3.5
Canada	2.3
France	2.0
Germany	1.9
Switzerland	1.9
Netherlands	1.7
Australia	1.2
Taiwan	0.6
Other Countries	5.3
Total Net Assets	101.8
Short Investments
South Africa	0.0
Total Net Assets	0.0

Industry Sector (%)
Long Investments
Information Technology	15.8
Financials	14.1
Government Securities	9.8
Health Care	9.7
U.S. Government Agency MBS	8.2
Consumer Discretionary	7.4
Industrials	7.1
Communication Services	5.4
Energy	5.0
Consumer Staples	4.6
Other Sectors	14.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

220

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,193,268
Number of Investments:	367
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	35,319

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	63.7
Government And Agency Obligations	10.9
Corporate Bonds And Notes	10.7
Senior Floating Rate Instruments	10.5
Other Short Term Investments	4.4
Preferred Stocks	0.1
Non-U.S. Government Agency Asset-Backed Securities	0.0
Investment Companies	0.0
Total Net Assets	100.3
Short Investments
Option Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.4
T. Rowe Price Government Reserve Fund, 5.31%	4.4
Treasury, United States Department of, 4.50%, 11/15/33	3.6
Treasury, United States Department of, 4.00%, 02/15/34	3.5
Alphabet Inc. - Class A	2.7
Amazon.com, Inc.	2.7
NVIDIA Corporation	2.6
UnitedHealth Group Incorporated	2.6
Danaher Corporation	2.1
Intuit Inc.	2.0
Total Net Assets	31.6

JNL/T. Rowe Price Capital Appreciation Fund

Industry Sector (%)
Long Investments
Information Technology	22.8
Health Care	16.3
Financials	12.8
Government Securities	10.9
Industrials	10.2
Consumer Discretionary	7.7
Utilities	5.3
Communication Services	5.1
Other Short Term Investments	4.4
Energy	2.3
Other Sectors	2.5
Total Net Assets	100.3
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

222

JNL/T. Rowe Price Established Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Established Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.53%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	10,573,433
Number of Investments:	64
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	21,543

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	13.2
NVIDIA Corporation	12.2
Apple Inc.	12.2
Amazon.com, Inc.	8.4
Alphabet Inc. - Class A	7.3
Meta Platforms, Inc. - Class A	5.0
Eli Lilly and Company	3.5
Visa Inc. - Class A	2.4
MasterCard Incorporated - Class A	2.0
Netflix, Inc.	1.7
Total Net Assets	67.9

Industry Sector (%)
Long Investments
Information Technology	52.0
Communication Services	15.3
Consumer Discretionary	12.9
Health Care	9.8
Financials	6.2
Industrials	2.3
Consumer Staples	0.7
Materials	0.5
Other Short Term Investments	0.0
Total Net Assets	99.7

JNL/T. Rowe Price Established Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

224

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,307,740
Number of Investments:	123
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	15,600

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
T. Rowe Price Government Reserve Fund, 5.31%	4.0
Marvell Technology, Inc.	2.8
Microchip Technology Incorporated	2.7
Hologic, Inc.	2.7
The Trade Desk, Inc. - Class A	2.4
Teleflex Incorporated	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron Inc.	1.9
Ball Corporation	1.7
Total Net Assets	24.1

Industry Sector (%)
Long Investments
Health Care	22.4
Information Technology	18.3
Industrials	15.5
Consumer Discretionary	12.1
Financials	7.2
Materials	5.6
Communication Services	5.6
Energy	5.1
Other Short Term Investments	4.1
Consumer Staples	3.9
Other Sectors	0.4
Total Net Assets	100.2

JNL/T. Rowe Price Mid-Cap Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

226

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,140,232
Number of Investments:	796
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,812

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	43.7
Open Futures Contracts	36.2
Non-U.S. Government Agency Asset-Backed Securities	27.5
Government And Agency Obligations	26.6
Other Short Term Investments	1.5
Credit Default Swap Agreements	1.0
Total Net Assets	136.5
Short Investments
Open Futures Contracts	-5.5
Total Net Assets	-5.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	31.4
Treasury, United States Department of, 4.63%, 06/30/26	5.0
Treasury, United States Department of, 4.88%, 05/31/26	4.8
3 Month SOFR Index Open Futures Contract	4.8
Treasury, United States Department of, 4.88%, 04/30/26	4.6
Treasury, United States Department of, 4.50%, 03/31/26	4.6
Treasury, United States Department of, 2.38%, 10/15/28	1.0
CDX.NA.IG.42 Credit Default Swap Agreement	1.0
Bank of Montreal, 3.70%, 06/07/25	0.7
Federal National Mortgage Association, Inc., 6.00%, 08/01/53	0.6
Total Net Assets	58.5

JNL/T. Rowe Price Short-Term Bond Fund

Country (%)
Long Investments
United States of America	114.9
Cayman Islands	4.1
Canada	3.0
United Kingdom	2.6
Germany	1.5
South Korea	1.5
France	1.0
Ireland	1.0
Australia	0.9
Netherlands	0.8
Other Countries	5.2
Total Net Assets	136.5
Short Investments
United States of America	-5.5
Total Net Assets	-5.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

228

JNL/T. Rowe Price U.S. High Yield Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,357
Number of Investments:	108
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	1,115

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.8
Senior Floating Rate Instruments	13.2
Other Short Term Investments	6.2
Preferred Stocks	0.8
Common Stocks	0.0
Total Net Assets	103.0

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.8
T. Rowe Price Government Reserve Fund, 5.31%	2.5
Osaic Holdings, Inc., 10.75%, 08/01/27	2.3
Vistra Corp., 8.00% (callable at 100, 10/15/26)	2.0
Aretec Escrow Issuer 2 Inc, 10.00%, 08/15/30	1.9
Sigma Holdco B.V., 7.88%, 05/15/26	1.9
Enbridge Inc., 8.25%, 01/15/84	1.7
Heartland Dental, LLC, 10.50%, 04/30/28	1.7
Community Health Systems, Inc., 8.00%, 12/15/27	1.5
Civitas Resources, Inc., 8.75%, 07/01/31	1.5
Total Net Assets	20.8

JNL/T. Rowe Price U.S. High Yield Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

230

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.57%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,611,077
Number of Investments:	121
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	10,746

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	3.5
JPMorgan Chase & Co.	3.1
Elevance Health, Inc.	2.9
Kenvue Inc.	2.4
Johnson & Johnson	2.3
Bank of America Corporation	2.2
UnitedHealth Group Incorporated	2.1
Fiserv, Inc.	1.9
ConocoPhillips	1.8
The Charles Schwab Corporation	1.7
Total Net Assets	23.9

Industry Sector (%)
Long Investments
Financials	22.6
Health Care	17.1
Industrials	16.3
Energy	10.0
Consumer Staples	9.6
Information Technology	8.5
Materials	4.7
Consumer Discretionary	4.4
Utilities	2.4
Real Estate	2.3
Other Sectors	2.0
Total Net Assets	99.9

JNL/T. Rowe Price Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

232

JNL/WCM China Quality Growth Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,444
Number of Investments:	32
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	24

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Tencent Holdings Limited	11.2
Prosus N.V.	5.7
Shenzhou International Group Holdings Limited	5.1
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2
Kweichow Moutai Co., Ltd. - Class A	4.1
Warom Technology Incorporated Company - Class A	3.8
Qingdao Haier Biomedical Co Ltd - Class A	3.4
MediaTek Inc.	3.2
AIA Group Limited	3.2
NARI Technology Co., Ltd. - Class A	3.2
Total Net Assets	47.1

Country (%)
Long Investments
China	74.4
Hong Kong	8.2
Taiwan	8.1
Netherlands	5.7
United States of America	3.2
Total Net Assets	99.6

Industry Sector (%)
Long Investments
Consumer Discretionary	30.4
Industrials	20.7
Communication Services	16.1
Materials	7.8
Health Care	6.4
Financials	5.6
Information Technology	5.3
Consumer Staples	4.1
Other Short Term Investments	3.2
Total Net Assets	99.6

JNL/WCM China Quality Growth Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

234

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,703,463
Number of Investments:	36
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	5,480

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	7.1
Icon Public Limited Company	4.5
Ferrari N.V.	4.2
ASM International N.V.	4.1
Taiwan Semiconductor Manufacturing Company Limited	4.1
Canadian Pacific Kansas City Limited	4.0
AstraZeneca PLC	3.8
Safran	3.8
ASML Holding N.V.	3.6
BAE Systems PLC	3.5
Total Net Assets	42.7

Country (%)
Long Investments
United States of America	17.5
United Kingdom	13.7
France	10.3
Netherlands	10.1
Denmark	7.1
Canada	6.5
Ireland	4.5
Italy	4.3
Taiwan	4.1
Australia	2.9
Other Countries	19.3
Total Net Assets	100.3

JNL/WCM Focused International Equity Fund

Industry Sector (%)
Long Investments
Industrials	21.6
Health Care	17.7
Financials	17.4
Information Technology	13.6
Consumer Discretionary	13.3
Energy	6.0
Communication Services	4.8
Consumer Staples	2.1
Materials	2.0
Other Short Term Investments	1.8
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

236

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.55%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,781
Number of Investments:	416
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	341

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	61.1
Common Stocks	34.0
Corporate Bonds And Notes	31.3
Open Forward Foreign Currency Contracts	12.8
Investment Companies	4.4
Other Short Term Investments	4.1
Other Equity Interests	3.7
Preferred Stocks	2.1
Senior Floating Rate Instruments	1.9
Rights	0.6
Other Asset Classes	1.0
Total Net Assets	157.0
Short Investments
Total Return Swap Agreements	-28.0
Government And Agency Obligations	-1.0
Option Contracts	-0.7
Common Stocks	-0.7
Open Forward Foreign Currency Contracts	-0.3
Total Net Assets	-30.7

Top 10 Holdings (%)
Hess Corporation Total Return Swap Agreement	10.2
WestRock Company Total Return Swap Agreement	4.3
Endeavor Group Holdings, Inc. Total Return Swap Agreement	4.3
JNL Government Money Market Fund, 5.21% - Class I	4.1
United States Steel Corporation Total Return Swap Agreement	3.9
Calumet Specialty Products Partners, L.P., 11.00%, 04/15/25	3.8
Altaba Inc.	3.7
Amedisys, Inc. Total Return Swap Agreement	3.4
Axonics, Inc. Total Return Swap Agreement	3.1
Altium Limited Total Return Swap Agreement	2.6
Total Net Assets	43.4

JNL/Westchester Capital Event Driven Fund

Industry Sector (%)
Long Investments
Derivative Instruments	74.2
Energy	15.6
Communication Services	9.3
Consumer Discretionary	9.0
Financials	7.5
Industrials	7.3
Health Care	5.5
Investment Companies	4.4
Information Technology	4.4
Materials	4.1
Other Sectors	15.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	-29.0
Government Securities	-1.0
Information Technology	-0.3
Energy	-0.2
Financials	-0.1
Communication Services	-0.1
Industrials	0.0
Total Net Assets	-30.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

238

JNL/Western Asset Global Multi-Sector Bond Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/Western Asset Global Multi-Sector Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	362,528
Number of Investments:	259
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	927

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.7
Government And Agency Obligations	33.3
Open Futures Contracts	27.0
Open Forward Foreign Currency Contracts	24.5
Other Short Term Investments	5.0
Non-U.S. Government Agency Asset-Backed Securities	4.8
Senior Floating Rate Instruments	4.4
Total Net Assets	151.7
Short Investments
Open Forward Foreign Currency Contracts	-7.1
Open Futures Contracts	-5.6
Total Net Assets	-12.7

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	15.6
USD/EUR Open Forward Foreign Currency Contract	10.5
Euro Bund Open Futures Contract	8.8
USD/GBP Open Forward Foreign Currency Contract	7.4
JNL Government Money Market Fund, 5.21% - Class I	4.5
Gobierno Federal de los Estados Unidos Mexicanos, 7.50%, 06/03/27	3.3
Treasury, United States Department of, 2.00%, 11/15/26	3.0
Long Gilt Open Futures Contract	2.6
Treasury, United States Department of, 1.63%, 02/15/26	2.2
Treasury, United States Department of, 2.88%, 05/15/32	2.1
Total Net Assets	60.0

JNL/Western Asset Global Multi-Sector Bond Fund

Country (%)
Long Investments
United States of America	99.1
Germany	10.4
United Kingdom	8.0
Mexico	4.8
France	3.6
Netherlands	2.8
South Africa	2.7
Argentina	2.3
Multi-National	2.1
Brazil	2.0
Other Countries	13.9
Total Net Assets	151.7
Short Investments
United States of America	-5.6
Japan	-3.1
United Kingdom	-1.6
Australia	-1.1
Multi-National	-0.6
South Africa	-0.5
Turkey	-0.2
Total Net Assets	-12.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

240

JNL/William Blair International Leaders Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,132,182
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	2,487

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	4.8
ASML Holding N.V.	4.0
Novo Nordisk A/S - Class B	3.7
Tokyo Electron Limited	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.4
MediaTek Inc.	2.4
Reliance Industries Limited	2.4
Icon Public Limited Company	2.3
Atlas Copco Aktiebolag - Class A	2.3
London Stock Exchange Group PLC	2.1
Total Net Assets	28.9

Country (%)
Long Investments
Japan	14.9
France	12.5
United Kingdom	12.3
Taiwan	7.2
Canada	6.5
India	5.3
Netherlands	5.0
Switzerland	5.0
Denmark	4.8
United States of America	3.7
Other Countries	22.6
Total Net Assets	99.8

JNL/William Blair International Leaders Fund

Industry Sector (%)
Long Investments
Information Technology	28.6
Industrials	19.5
Consumer Discretionary	14.7
Health Care	13.5
Financials	11.6
Materials	3.5
Energy	3.5
Consumer Staples	2.5
Other Short Term Investments	2.4
Securities Lending Collateral	0.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

242

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,193,900
Number of Investments:	608
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,267

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.7
Government And Agency Obligations	24.5
Corporate Bonds And Notes	7.8
Non-U.S. Government Agency Asset-Backed Securities	1.4
Short Term Investments	1.2
Total Net Assets	100.6
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.3
Apple Inc.	4.5
NVIDIA Corporation	3.7
Alphabet Inc. - Class A	3.4
Amazon.com, Inc.	3.2
UnitedHealth Group Incorporated	1.8
JPMorgan Chase & Co.	1.6
Broadcom Inc.	1.6
Meta Platforms, Inc. - Class A	1.6
Wells Fargo & Company	1.4
Total Net Assets	28.1

JNL/WMC Balanced Fund

Industry Sector (%)
Long Investments
Information Technology	23.0
Government Securities	14.4
Financials	11.7
U.S. Government Agency MBS	10.1
Health Care	8.2
Consumer Discretionary	7.3
Communication Services	6.0
Industrials	5.2
Consumer Staples	3.6
Energy	3.2
Other Sectors	7.9
Total Net Assets	100.6
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

244

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,089,942
Number of Investments:	74
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,440

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.5
Merck & Co., Inc.	3.0
Johnson & Johnson	3.0
EOG Resources, Inc.	2.9
Broadcom Inc.	2.7
Pfizer Inc.	2.5
ConocoPhillips	2.5
Cisco Systems, Inc.	2.2
Philip Morris International Inc.	2.0
Gilead Sciences, Inc.	1.8
Total Net Assets	27.1

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.4
Energy	11.2
Industrials	10.8
Consumer Staples	10.4
Information Technology	10.3
Utilities	7.8
Consumer Discretionary	4.2
Materials	4.1
Real Estate	3.4
Other Sectors	2.2
Total Net Assets	100.1

JNL/WMC Equity Income Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

246

JNL/WMC Global Real Estate Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	622,712
Number of Investments:	63
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	1,824

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Equinix, Inc.	5.6
ProLogis Inc.	5.2
Welltower Inc.	5.1
AvalonBay Communities, Inc.	4.7
Mitsui Fudosan Co., Ltd.	3.9
Simon Property Group, Inc.	3.6
Essex Property Trust, Inc.	3.2
Klepierre	2.7
Extra Space Storage Inc.	2.4
American Homes 4 Rent - Class A	2.3
Total Net Assets	38.7

Country (%)
Long Investments
United States of America	66.1
Japan	10.5
United Kingdom	6.1
Australia	4.0
France	3.1
Hong Kong	2.1
Germany	1.9
Sweden	1.8
Czech Republic	1.5
Singapore	1.4
Other Countries	3.2
Total Net Assets	101.7

JNL/WMC Global Real Estate Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

248

JNL/WMC Government Money Market Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WMC Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,774,020
Number of Investments:	44
Total Advisory Fees Paid ($):	2,191

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with DUB, 5.34%, 07/01/24	7.8
Repurchase Agreement with JPM, 5.32%, 07/01/24	6.6
Repurchase Agreement with RBC, 5.32%, 07/01/24	5.2
Repurchase Agreement with GSC, 5.32%, 07/01/24	5.2
Treasury, United States Department of, 5.30%, 10/08/24	5.0
Treasury, United States Department of, 5.29%, 10/22/24	4.1
Treasury, United States Department of, 5.24%, 10/17/24	4.0
Treasury, United States Department of, 5.31%, 10/01/24	4.0
Treasury, United States Department of, 5.23%, 12/05/24	4.0
Repurchase Agreement with NAT, 5.32%, 07/01/24	3.6
Total Net Assets	49.5

JNL/WMC Government Money Market Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

250

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,222,631
Number of Investments:	70
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,452

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.0
UnitedHealth Group Incorporated	3.6
Johnson & Johnson	2.8
Cisco Systems, Inc.	2.4
Elevance Health, Inc.	2.2
Pfizer Inc.	2.2
M&T Bank Corporation	1.9
Corning Incorporated	1.9
MetLife, Inc.	1.8
American International Group, Inc.	1.8
Total Net Assets	24.6

Industry Sector (%)
Long Investments
Financials	20.9
Health Care	19.4
Industrials	12.2
Information Technology	10.8
Energy	8.8
Consumer Discretionary	7.2
Consumer Staples	6.9
Real Estate	4.9
Communication Services	3.8
Utilities	3.0
Other Sectors	1.9
Total Net Assets	99.8

JNL/WMC Value Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

252

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements filed under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JACKSON®

Semi-Annual Financial Statements (unaudited)

JUNE 30, 2024

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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Call 1-866-349-4564, log in to Jackson.com, or mail this postage paid card.

I consent to receive by electronic delivery:

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This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence.

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VADV6413 08/24

JNL Series Trust

June 30, 2024

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine® Total Return Fund, JNL/Fidelity Institutional Asset Management ® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/Western Asset Global Multi-Sector Bond Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	124,184	3,090,934
Total Investment Companies (cost $3,011,760)		3,090,934
Total Investments 100.0% (cost $3,011,760)		3,090,934
Other Assets and Liabilities, Net (0.0)%		(959)
Total Net Assets 100.0%		3,089,975

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	41,505	390,977
Total Investment Companies (cost $403,946)		390,977
Total Investments 100.0% (cost $403,946)		390,977
Other Assets and Liabilities, Net (0.0)%		(114)
Total Net Assets 100.0%		390,863

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	34,719	416,632
Total Investment Companies (cost $382,389)		416,632
Total Investments 100.0% (cost $382,389)		416,632
Other Assets and Liabilities, Net (0.0)%		(150)
Total Net Assets 100.0%		416,482

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	32,715	319,956
Total Investment Companies (cost $385,973)		319,956
Total Investments 100.0% (cost $385,973)		319,956
Other Assets and Liabilities, Net (0.0)%		(113)
Total Net Assets 100.0%		319,843

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	28,052	1,048,872
Total Investment Companies (cost $956,897)		1,048,872
Total Investments 100.0% (cost $956,897)		1,048,872
Other Assets and Liabilities, Net (0.0)%		(361)
Total Net Assets 100.0%		1,048,511

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	35,794	639,640
Total Investment Companies (cost $763,231)		639,640
Total Investments 100.0% (cost $763,231)		639,640
Other Assets and Liabilities, Net (0.0)%		(207)
Total Net Assets 100.0%		639,433

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	53,216	5,994,779
Total Investment Companies (cost $5,035,837)		5,994,779
Total Investments 100.0% (cost $5,035,837)		5,994,779
Other Assets and Liabilities, Net (0.0)%		(1,595)
Total Net Assets 100.0%		5,993,184

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	175,433	11,313,653
Total Investment Companies (cost $8,768,207)		11,313,653
Total Investments 100.0% (cost $8,768,207)		11,313,653
Other Assets and Liabilities, Net (0.0)%		(3,800)
Total Net Assets 100.0%		11,309,853

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	78,359	1,468,445
Total Investment Companies (cost $1,496,992)		1,468,445
Total Investments 100.0% (cost $1,496,992)		1,468,445
Other Assets and Liabilities, Net (0.0)%		(541)
Total Net Assets 100.0%		1,467,904

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	52,911	1,429,647
Total Investment Companies (cost $1,261,645)		1,429,647
Total Investments 100.0% (cost $1,261,645)		1,429,647
Other Assets and Liabilities, Net (0.0)%		(577)
Total Net Assets 100.0%		1,429,070

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	249,087	3,972,940
Total Investment Companies (cost $3,345,018)		3,972,940
Total Investments 100.0% (cost $3,345,018)		3,972,940
Other Assets and Liabilities, Net (0.0)%		(1,472)
Total Net Assets 100.0%		3,971,468

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.9%) (a)	111,603	1,023,398
Total Investment Companies (cost $1,107,525)		1,023,398
Total Investments 100.0% (cost $1,107,525)		1,023,398
Other Assets and Liabilities, Net (0.0)%		(210)
Total Net Assets 100.0%		1,023,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	96,343	847,818
Total Investment Companies (cost $944,417)		847,818
Total Investments 100.0% (cost $944,417)		847,818
Other Assets and Liabilities, Net (0.0)%		(234)
Total Net Assets 100.0%		847,584

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.6%) (a)	217,994	2,251,878
Total Investment Companies (cost $2,157,711)		2,251,878
Total Investments 100.0% (cost $2,157,711)		2,251,878
Other Assets and Liabilities, Net (0.0)%		(501)
Total Net Assets 100.0%		2,251,377

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.8%) (a)	300,898	3,367,046
Total Investment Companies (cost $3,001,120)		3,367,046
Total Investments 100.0% (cost $3,001,120)		3,367,046
Other Assets and Liabilities, Net (0.0)%		(598)
Total Net Assets 100.0%		3,366,448

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.7%) (a)	240,572	2,429,782
Total Investment Companies (cost $2,394,925)		2,429,782
Total Investments 100.0% (cost $2,394,925)		2,429,782
Other Assets and Liabilities, Net (0.0)%		(437)
Total Net Assets 100.0%		2,429,345

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.8%
JNL Multi-Manager Mid Cap Fund - Class I (6.7%) (a)	4,593	89,932
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,151	47,758
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,301	46,879
JNL Multi-Manager U.S. Select Equity Fund - Class I (17.3%) (a)	7,964	119,299
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (30.7%) (a)	2,954	18,553
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.5%) (a)	1,947	47,583
JNL/JPMorgan U.S. Value Fund - Class I (3.8%) (a)	3,690	65,905
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (31.0%) (a)	3,935	38,875
JNL/Morningstar Wide Moat Index Fund - Class I (8.6%) (a)	8,977	116,164
JNL/Newton Equity Income Fund - Class I (2.5%) (a)	1,851	58,202
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	837	75,381
JNL/T. Rowe Price Value Fund - Class I (1.8%) (a)	3,017	87,112
JNL/WMC Equity Income Fund - Class I (5.6%) (a)	3,373	61,988
		873,631
International Equity 17.7%
JNL Multi-Manager International Small Cap Fund - Class I (9.8%) (a)	5,775	66,185
JNL/Causeway International Value Select Fund - Class I (4.9%) (a)	4,538	93,669
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	6,389	98,836
		258,690
Global Equity 10.2%
JNL/Harris Oakmark Global Equity Fund - Class I (10.9%) (a)	5,284	71,329
JNL/Loomis Sayles Global Growth Fund - Class I (10.7%) (a)	4,494	78,328
		149,657
Emerging Markets Equity 7.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.2%) (a)	4,132	36,938
JNL/GQG Emerging Markets Equity Fund - Class I (7.6%) (a)	4,453	74,008
		110,946
Domestic Fixed Income 2.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	2,904	40,192
Alternative 2.0%
Jackson Real Assets Fund - Class I (9.1%) (a)	1,425	14,421
JNL Multi-Manager Alternative Fund - Class I (1.9%) (a)	1,198	14,927
		29,348
Total Investment Companies (cost $1,200,202)		1,462,464
Total Investments 100.0% (cost $1,200,202)		1,462,464
Other Assets and Liabilities, Net (0.0)%		(309)
Total Net Assets 100.0%		1,462,155

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 63.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,477	61,965
JNL/DoubleLine Total Return Fund - Class I (3.2%) (a)	6,048	64,777
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.1%) (a)	5,268	64,742
JNL/Lord Abbett Short Duration Income Fund - Class I (3.0%) (a)	1,908	19,791
JNL/PIMCO Income Fund - Class I (3.0%) (a)	3,890	45,163
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.1%) (a)	924	11,250
JNL/PIMCO Real Return Fund - Class I (0.6%) (a)	723	8,449
JNL/PPM America Investment Grade Credit Fund - Class I (4.8%) (a)	1,102	11,244
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,290	54,917
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,411	16,960
		359,258
Alternative 12.0%
Jackson Credit Opportunities Fund - Class I (6.7%) (a)	2,431	24,772
Jackson Real Assets Fund - Class I (5.4%) (a)	847	8,577
JNL Multi-Manager Alternative Fund - Class I (3.8%) (a)	2,312	28,807

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (0.6%) (a)	355	5,648
		67,804
Domestic Equity 11.9%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	425	8,326
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	68	2,816
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	208	4,229
JNL Multi-Manager U.S. Select Equity Fund - Class I (2.2%) (a)	1,035	15,502
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	625	11,155
JNL/Morningstar Wide Moat Index Fund - Class I (1.0%) (a)	1,079	13,964
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	606	11,136
		67,128
Domestic Balanced 6.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,361	36,863
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.6%) (a)	1,194	14,126
International Equity 2.0%
JNL/Causeway International Value Select Fund - Class I (0.3%) (a)	266	5,500
JNL/WCM Focused International Equity Fund - Class I (0.3%) (a)	360	5,562
		11,062
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	510	8,482
Total Investment Companies (cost $543,557)		564,723
Total Investments 100.0% (cost $543,557)		564,723
Other Assets and Liabilities, Net (0.0)%		(129)
Total Net Assets 100.0%		564,594

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 51.1%
JNL Multi-Manager Mid Cap Fund - Class I (13.2%) (a)	9,041	177,016
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,637	67,936
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,654	74,437
JNL Multi-Manager U.S. Select Equity Fund - Class I (33.6%) (a)	15,475	231,815
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (58.7%) (a)	5,653	35,500
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.0%) (a)	3,102	75,818
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	6,723	120,072
JNL/Morningstar SMID Moat Focus Index Fund - Class I (40.1%) (a)	5,094	50,327
JNL/Morningstar Wide Moat Index Fund - Class I (13.2%) (a)	13,765	178,123
JNL/Newton Equity Income Fund - Class I (4.8%) (a)	3,567	112,142
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	1,540	138,642
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	5,181	149,568
JNL/WMC Equity Income Fund - Class I (10.8%) (a)	6,514	119,728
		1,531,124
International Equity 16.2%
JNL Multi-Manager International Small Cap Fund - Class I (15.6%) (a)	9,177	105,172
JNL/Causeway International Value Select Fund - Class I (9.6%) (a)	8,925	184,213
JNL/WCM Focused International Equity Fund - Class I (11.4%) (a)	12,634	195,445
		484,830
	Shares	Value ($)
Domestic Fixed Income 13.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.9%) (a)	8,645	119,651
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	9,787	104,821
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.2%) (a)	6,701	82,359
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	2,841	29,460
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.3%) (a)	1,846	22,483
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	2,487	29,897
		388,671
Global Equity 6.7%
JNL/Harris Oakmark Global Equity Fund - Class I (13.5%) (a)	6,522	88,041
JNL/Loomis Sayles Global Growth Fund - Class I (15.6%) (a)	6,570	114,517
		202,558
Alternative 6.7%
Jackson Credit Opportunities Fund - Class I (17.7%) (a)	6,465	65,878
Jackson Real Assets Fund - Class I (28.1%) (a)	4,400	44,528
JNL Multi-Manager Alternative Fund - Class I (11.9%) (a)	7,293	90,873
		201,279
Emerging Markets Equity 5.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.1%) (a)	5,920	52,928
JNL/GQG Emerging Markets Equity Fund - Class I (10.9%) (a)	6,380	106,030
		158,958
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.4%) (a)	2,526	29,887
Total Investment Companies (cost $2,623,480)		2,997,307
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,625,722)		2,997,307
Other Assets and Liabilities, Net (0.0)%		(631)
Total Net Assets 100.0%		2,996,676

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 44.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	10,663	147,582
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	13,321	142,665
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (10.6%) (a)	13,650	167,760

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (9.9%) (a)	6,353	65,877
JNL/PIMCO Income Fund - Class I (6.7%) (a)	8,783	101,970
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.1%) (a)	2,510	30,576
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	2,621	30,642
JNL/PPM America Investment Grade Credit Fund - Class I (13.0%) (a)	2,994	30,536
JNL/PPM America Total Return Fund - Class I (8.5%) (a)	10,302	131,862
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.9%) (a)	4,673	56,174
		905,644
Domestic Equity 23.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.5%) (a)	3,070	60,117
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	492	20,411
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,981	40,344
JNL Multi-Manager U.S. Select Equity Fund - Class I (14.4%) (a)	6,634	99,377
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.1%) (a)	834	20,381
JNL/JPMorgan U.S. Value Fund - Class I (3.5%) (a)	3,403	60,773
JNL/Morningstar Wide Moat Index Fund - Class I (5.6%) (a)	5,878	76,067
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	341	30,731
JNL/WMC Equity Income Fund - Class I (5.5%) (a)	3,301	60,672
		468,873
Alternative 11.9%
Jackson Credit Opportunities Fund - Class I (22.4%) (a)	8,170	83,252
Jackson Real Assets Fund - Class I (22.3%) (a)	3,487	35,284
JNL Multi-Manager Alternative Fund - Class I (13.5%) (a)	8,293	103,336
JNL/JPMorgan Hedged Equity Fund - Class I (2.3%) (a)	1,295	20,626
		242,498
Domestic Balanced 6.9%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.0%) (a)	5,172	140,103
International Equity 5.3%
JNL Multi-Manager International Small Cap Fund - Class I (2.3%) (a)	1,332	15,270
JNL/Causeway International Value Select Fund - Class I (2.4%) (a)	2,216	45,748
JNL/WCM Focused International Equity Fund - Class I (2.7%) (a)	3,027	46,822
		107,840
Emerging Markets Equity 3.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,289	20,464
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	2,845	47,282
		67,746
Global Equity 2.9%
JNL/Harris Oakmark Global Equity Fund - Class I (4.5%) (a)	2,160	29,158
JNL/Loomis Sayles Global Growth Fund - Class I (4.2%) (a)	1,790	31,200
		60,358
Emerging Markets Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.3%) (a)	3,902	46,156
Total Investment Companies (cost $1,813,147)		2,039,218
Total Investments 100.0% (cost $1,813,147)		2,039,218
Other Assets and Liabilities, Net (0.0)%		(566)
Total Net Assets 100.0%		2,038,652

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 34.4%
JNL Multi-Manager Mid Cap Fund - Class I (10.9%) (a)	7,471	146,277
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,570	65,143
JNL Multi-Manager Small Cap Value Fund - Class I (4.1%) (a)	3,607	73,477
JNL Multi-Manager U.S. Select Equity Fund - Class I (32.4%) (a)	14,897	223,162
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.9%) (a)	2,240	54,758
JNL/JPMorgan U.S. Value Fund - Class I (6.8%) (a)	6,647	118,711
JNL/Morningstar SMID Moat Focus Index Fund - Class I (29.0%) (a)	3,682	36,376
JNL/Morningstar Wide Moat Index Fund - Class I (11.2%) (a)	11,694	151,315
JNL/Newton Equity Income Fund - Class I (3.1%) (a)	2,349	73,853
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,141	102,784
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	4,102	118,429
JNL/WMC Equity Income Fund - Class I (10.1%) (a)	6,048	111,158
		1,275,443
Domestic Fixed Income 28.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.7%) (a)	14,714	203,639
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	19,021	203,713
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (13.4%) (a)	17,304	212,660
JNL/Lord Abbett Short Duration Income Fund - Class I (16.6%) (a)	10,671	110,655
JNL/PIMCO Income Fund - Class I (5.5%) (a)	7,186	83,430
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.9%) (a)	1,525	18,580
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	1,578	18,444
JNL/PPM America Investment Grade Credit Fund - Class I (7.9%) (a)	1,815	18,512
JNL/PPM America Total Return Fund - Class I (8.3%) (a)	10,113	129,452
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.7%) (a)	4,623	55,568
		1,054,653
Alternative 11.1%
Jackson Credit Opportunities Fund - Class I (34.9%) (a)	12,755	129,973
Jackson Real Assets Fund - Class I (35.1%) (a)	5,500	55,660
JNL Multi-Manager Alternative Fund - Class I (24.5%) (a)	15,091	188,040
JNL/First Sentier Global Infrastructure Fund - Class I (3.3%) (a)	1,025	18,040
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.6%) (a)	1,962	18,596
		410,309
International Equity 10.7%
JNL Multi-Manager International Small Cap Fund - Class I (8.5%) (a)	5,010	57,410
JNL/Causeway International Value Select Fund - Class I (8.5%) (a)	7,949	164,069
JNL/WCM Focused International Equity Fund - Class I (10.2%) (a)	11,367	175,853
		397,332
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.5%) (a)	8,237	223,134
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.4%) (a)	6,247	55,853
JNL/GQG Emerging Markets Equity Fund - Class I (9.5%) (a)	5,599	93,064
		148,917
Global Equity 3.5%
JNL/Harris Oakmark Global Equity Fund - Class I (8.3%) (a)	3,990	53,868

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,276	74,532
		128,400
Emerging Markets Fixed Income 1.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.7%) (a)	5,487	64,908
Total Investment Companies (cost $3,138,503)		3,703,096
Total Investments 100.0% (cost $3,138,503)		3,703,096
Other Assets and Liabilities, Net (0.0)%		(885)
Total Net Assets 100.0%		3,702,211

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.4%
American Funds American Mutual Fund - Class R-6	5,475	298,021
American Funds Insurance Series - Growth Fund - Class 1	4,501	507,071
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,340	504,254
American Funds Investment Company of America Fund - Class R-6	11,058	631,969
		1,941,315
Domestic Fixed Income 17.9%
American Funds Inflation Linked Bond Fund - Class R-6	6,218	57,264
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,674	15,502
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,300	76,274
American Funds Insurance Series - The Bond Fund of America - Class 1	30,413	286,487
American Funds Mortgage Fund - Class R-6	17,207	148,838
American Funds Strategic Bond Fund - Class R-6	11,676	104,970
		689,335
Global Equity 15.6%
American Funds Insurance Series - Global Growth Fund - Class 1	9,007	336,779
American Funds SMALLCAP World Fund - Class R-6	3,816	264,129
		600,908
International Equity 10.7%
American Funds EuroPacific Growth Fund - Class R-6	3,613	206,903
American Funds International Growth and Income Fund - Class R-6	5,506	205,411
		412,314
Emerging Markets Equity 4.4%
American Funds New World Fund - Class R-6	2,136	171,273
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,900	37,780
Total Investment Companies (cost $3,722,898)		3,852,925
Total Investments 100.0% (cost $3,722,898)		3,852,925
Other Assets and Liabilities, Net (0.0)%		(1,297)
Total Net Assets 100.0%		3,851,628

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.8%
American Funds American Mutual Fund - Class R-6	2,978	162,107
American Funds Insurance Series - Growth Fund - Class 1	1,895	213,495
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,553	275,266
American Funds Investment Company of America Fund - Class R-6	5,483	313,324
		964,192
	Shares	Value ($)
Domestic Fixed Income 36.2%
American Funds Inflation Linked Bond Fund - Class R-6	5,135	47,289
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,116	74,588
American Funds Insurance Series - The Bond Fund of America - Class 1	46,189	435,099
American Funds Mortgage Fund - Class R-6	19,740	170,751
American Funds Strategic Bond Fund - Class R-6	19,361	174,060
		901,787
Global Equity 11.7%
American Funds Insurance Series - Global Growth Fund - Class 1	3,825	143,023
American Funds SMALLCAP World Fund - Class R-6	2,130	147,433
		290,456
International Equity 8.3%
American Funds EuroPacific Growth Fund - Class R-6	1,814	103,861
American Funds International Growth and Income Fund - Class R-6	2,762	103,048
		206,909
Emerging Markets Equity 3.0%
American Funds New World Fund - Class R-6	923	74,020
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6	6,403	49,366
Total Investment Companies (cost $2,550,951)		2,486,730
Total Investments 100.0% (cost $2,550,951)		2,486,730
Other Assets and Liabilities, Net (0.0)%		(887)
Total Net Assets 100.0%		2,485,843

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.4%
JNL Multi-Manager Mid Cap Fund - Class I (5.7%) (a)	3,881	75,985
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	532	22,057
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,157	43,933
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.8%) (a)	2,226	200,933
JNL/ClearBridge Large Cap Growth Fund - Class I (12.0%) (a)	8,221	217,119
JNL/Invesco Diversified Dividend Fund - Class I (13.0%) (a)	8,422	133,075
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	655	44,354
JNL/JPMorgan U.S. Value Fund - Class I (4.5%) (a)	4,374	78,115
JNL/Newton Equity Income Fund - Class I (1.4%) (a)	1,059	33,281
JNL/T. Rowe Price Established Growth Fund - Class I (1.8%) (a)	2,173	195,735
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	273	22,015
JNL/T. Rowe Price Value Fund - Class I (5.3%) (a)	8,812	254,404
JNL/WMC Value Fund - Class I (8.0%) (a)	2,892	100,453
		1,421,459
International Equity 19.1%
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	7,394	152,607
JNL/Lazard International Strategic Equity Fund - Class I (15.7%) (a)	4,744	76,194
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	6,483	100,294
JNL/William Blair International Leaders Fund - Class I (8.3%) (a)	7,772	98,001
		427,096
Domestic Fixed Income 7.0%
JNL/DoubleLine Total Return Fund - Class I (2.2%) (a)	4,184	44,814
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.1%) (a)	919	11,195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (0.7%) (a)	594	11,225
JNL/PPM America Investment Grade Credit Fund - Class I (9.5%) (a)	2,186	22,299
JNL/PPM America Total Return Fund - Class I (2.9%) (a)	3,498	44,781
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.3%) (a)	1,865	22,423
		156,737
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	3,402	101,445
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.6%) (a)	2,499	22,340
JNL/GQG Emerging Markets Equity Fund - Class I (2.3%) (a)	1,358	22,568
		44,908
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.1%) (a)	3,787	44,797
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (3.1%) (a)	1,133	11,545
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	1,784	22,234
		33,779
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.4%) (a)	11,133	11,133
Total Investment Companies (cost $1,635,110)		2,241,354
Total Investments 100.0% (cost $1,635,110)		2,241,354
Other Assets and Liabilities, Net (0.0)%		(277)
Total Net Assets 100.0%		2,241,077

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 71.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.7%) (a)	5,857	81,059
JNL/DoubleLine Total Return Fund - Class I (4.9%) (a)	9,288	99,470
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.3%) (a)	4,194	51,547
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.9%) (a)	4,782	66,284
JNL/PIMCO Income Fund - Class I (3.4%) (a)	4,450	51,662
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.5%) (a)	3,629	44,198
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,522	29,486
JNL/PPM America Investment Grade Credit Fund - Class I (9.4%) (a)	2,166	22,089
JNL/PPM America Total Return Fund - Class I (5.0%) (a)	6,046	77,388
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.4%) (a)	614	7,387
		530,570
Domestic Equity 13.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	365	7,156
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	89	3,676
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	179	3,643
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.2%) (a)	102	9,195
JNL/ClearBridge Large Cap Growth Fund - Class I (0.4%) (a)	280	7,386
JNL/DFA U.S. Core Equity Fund - Class I (1.6%) (a)	820	24,000
JNL/Invesco Diversified Dividend Fund - Class I (1.4%) (a)	929	14,675
JNL/JPMorgan MidCap Growth Fund - Class I (0.1%) (a)	54	3,674
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	82	7,367
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	45	3,636
JNL/T. Rowe Price Value Fund - Class I (0.3%) (a)	508	14,676
		99,084
International Equity 5.9%
JNL/Causeway International Value Select Fund - Class I (0.9%) (a)	872	17,997
JNL/Lazard International Strategic Equity Fund - Class I (0.7%) (a)	224	3,595
JNL/William Blair International Leaders Fund - Class I (1.9%) (a)	1,746	22,014
		43,606
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.2%) (a)	2,352	29,494
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,248	14,769
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (1.0%) (a)	369	3,765
JNL Multi-Manager Alternative Fund - Class I (1.0%) (a)	593	7,385
		11,150
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.8%) (a)	825	7,376
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.1%) (a)	3,698	3,698
Total Investment Companies (cost $704,495)		739,747
Total Investments 100.0% (cost $704,495)		739,747
Other Assets and Liabilities, Net (0.0)%		(171)
Total Net Assets 100.0%		739,576

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.9%
JNL Multi-Manager Mid Cap Fund - Class I (11.0%) (a)	7,547	147,778
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,041	43,171
JNL Multi-Manager Small Cap Value Fund - Class I (4.8%) (a)	4,195	85,452
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.0%) (a)	3,559	321,314
JNL/ClearBridge Large Cap Growth Fund - Class I (20.7%) (a)	14,227	375,726
JNL/Invesco Diversified Dividend Fund - Class I (25.2%) (a)	16,360	258,494
JNL/JPMorgan MidCap Growth Fund - Class I (1.9%) (a)	957	64,807
JNL/JPMorgan U.S. Value Fund - Class I (8.7%) (a)	8,484	151,526
JNL/Newton Equity Income Fund - Class I (1.8%) (a)	1,371	43,103
JNL/T. Rowe Price Established Growth Fund - Class I (3.4%) (a)	4,194	377,724
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	531	42,835
JNL/T. Rowe Price Value Fund - Class I (8.9%) (a)	14,909	430,433
JNL/WMC Value Fund - Class I (13.8%) (a)	4,990	173,299
		2,515,662
Domestic Fixed Income 17.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	7,842	108,535
JNL/DoubleLine Total Return Fund - Class I (8.6%) (a)	16,240	173,933
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.9%) (a)	8,904	108,446
JNL/PIMCO Real Return Fund - Class I (4.9%) (a)	5,571	65,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (2.8%) (a)	2,301	43,504
JNL/PPM America Investment Grade Credit Fund - Class I (18.4%) (a)	4,249	43,340
JNL/PPM America Total Return Fund - Class I (9.8%) (a)	11,879	152,050
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.4%) (a)	3,620	43,514
		738,448
International Equity 16.6%
JNL/Causeway International Value Select Fund - Class I (13.7%) (a)	12,815	264,503
JNL/Lazard International Strategic Equity Fund - Class I (26.2%) (a)	7,896	126,814
JNL/WCM Focused International Equity Fund - Class I (7.6%) (a)	8,397	129,894
JNL/William Blair International Leaders Fund - Class I (17.1%) (a)	15,971	201,392
		722,603
Global Equity 3.0%
JNL/Invesco Global Growth Fund - Class I (7.0%) (a)	4,395	131,068
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.7%) (a)	7,365	87,124
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.5%) (a)	2,428	21,707
JNL/GQG Emerging Markets Equity Fund - Class I (4.5%) (a)	2,632	43,745
		65,452
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (5.8%) (a)	2,118	21,585
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	3,428	42,714
		64,299
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.8%) (a)	21,607	21,607
Total Investment Companies (cost $3,284,791)		4,346,263
Total Investments 100.0% (cost $3,284,791)		4,346,263
Other Assets and Liabilities, Net (0.0)%		(600)
Total Net Assets 100.0%		4,345,663

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 55.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.5%) (a)	9,942	137,597
JNL/DoubleLine Total Return Fund - Class I (9.1%) (a)	17,145	183,622
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.6%) (a)	5,969	73,358
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (8.9%) (a)	8,604	119,247
JNL/PIMCO Income Fund - Class I (6.9%) (a)	9,088	105,507
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.1%) (a)	9,029	109,980
JNL/PIMCO Real Return Fund - Class I (4.1%) (a)	4,711	55,070
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	972	18,388
JNL/PPM America Investment Grade Credit Fund - Class I (11.7%) (a)	2,694	27,478
JNL/PPM America Total Return Fund - Class I (9.7%) (a)	11,825	151,362
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.3%) (a)	2,296	27,595
		1,009,204
Domestic Equity 27.8%
JNL Multi-Manager Mid Cap Fund - Class I (2.7%) (a)	1,822	35,671
	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	439	18,201
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	886	18,057
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.8%) (a)	463	41,816
JNL/ClearBridge Large Cap Growth Fund - Class I (3.6%) (a)	2,465	65,113
JNL/DFA U.S. Core Equity Fund - Class I (3.1%) (a)	1,578	46,161
JNL/Invesco Diversified Dividend Fund - Class I (6.2%) (a)	4,038	63,799
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	134	9,089
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	829	74,705
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	109	8,833
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	3,473	100,266
JNL/WMC Value Fund - Class I (2.2%) (a)	792	27,492
		509,203
International Equity 10.2%
JNL/Causeway International Value Select Fund - Class I (3.3%) (a)	3,038	62,696
JNL/Lazard International Strategic Equity Fund - Class I (9.2%) (a)	2,781	44,670
JNL/WCM Focused International Equity Fund - Class I (1.0%) (a)	1,159	17,923
JNL/William Blair International Leaders Fund - Class I (5.2%) (a)	4,897	61,749
		187,038
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.7%) (a)	3,113	36,830
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.3%) (a)	2,926	36,696
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (2.6%) (a)	936	9,538
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	1,458	18,166
		27,704
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.1%) (a)	1,028	9,189
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	555	9,222
		18,411
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.3%) (a)	9,178	9,178
Total Investment Companies (cost $1,622,679)		1,834,264
Total Investments 100.0% (cost $1,622,679)		1,834,264
Other Assets and Liabilities, Net (0.0)%		(332)
Total Net Assets 100.0%		1,833,932

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.3%
JNL Multi-Manager Mid Cap Fund - Class I (8.7%) (a)	5,972	116,926
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	958	39,748
JNL Multi-Manager Small Cap Value Fund - Class I (2.2%) (a)	1,936	39,427
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.9%) (a)	1,688	152,426
JNL/ClearBridge Large Cap Growth Fund - Class I (14.6%) (a)	9,998	264,046
JNL/Invesco Diversified Dividend Fund - Class I (15.5%) (a)	10,074	159,174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	572	38,776
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	6,713	119,889
JNL/Newton Equity Income Fund - Class I (1.7%) (a)	1,266	39,786
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	3,169	285,416
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.7%) (a)	489	39,493
JNL/T. Rowe Price Value Fund - Class I (5.8%) (a)	9,639	278,285
JNL/WMC Value Fund - Class I (9.5%) (a)	3,456	120,015
		1,693,407
Domestic Fixed Income 37.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.5%) (a)	14,455	200,063
JNL/DoubleLine Total Return Fund - Class I (12.8%) (a)	24,307	260,331
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.3%) (a)	8,135	99,981
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (14.9%) (a)	14,436	200,080
JNL/PIMCO Income Fund - Class I (7.2%) (a)	9,479	110,051
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (14.1%) (a)	11,487	139,915
JNL/PIMCO Real Return Fund - Class I (7.5%) (a)	8,563	100,096
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	2,122	40,121
JNL/PPM America Investment Grade Credit Fund - Class I (25.5%) (a)	5,876	59,933
JNL/PPM America Total Return Fund - Class I (13.5%) (a)	16,415	210,110
JNL/T. Rowe Price U.S. High Yield Fund - Class I (11.6%) (a)	5,008	60,191
		1,480,872
International Equity 13.7%
JNL/Causeway International Value Select Fund - Class I (9.6%) (a)	8,985	185,443
JNL/Lazard International Strategic Equity Fund - Class I (20.1%) (a)	6,066	97,427
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	8,380	129,644
JNL/William Blair International Leaders Fund - Class I (11.4%) (a)	10,691	134,808
		547,322
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.5%) (a)	6,792	80,352
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	2,069	21,083
JNL Multi-Manager Alternative Fund - Class I (5.2%) (a)	3,213	40,038
		61,121
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,243	20,051
JNL/GQG Emerging Markets Equity Fund - Class I (4.1%) (a)	2,423	40,276
		60,327
Global Equity 1.5%
JNL/Invesco Global Growth Fund - Class I (3.2%) (a)	2,022	60,300
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.7%) (a)	20,002	20,002
Total Investment Companies (cost $3,304,639)		4,003,703
Total Investments 100.0% (cost $3,304,639)		4,003,703
Other Assets and Liabilities, Net (0.0)%		(625)
Total Net Assets 100.0%		4,003,078

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.2%
iShares Cohen & Steers REIT ETF (a)	92	5,243
iShares Core Dividend Growth ETF (a)	432	24,905
iShares Core S&P 500 ETF	63	34,288
iShares Core S&P Mid-Cap ETF	458	26,792
iShares Core S&P U.S. Growth ETF	276	35,223
iShares Morningstar Value ETF (a)	326	24,876
iShares MSCI USA Quality Factor ETF	140	23,907
iShares S&P Small-Cap 600 Growth ETF	41	5,218
iShares U.S. Utilities ETF (a)	19	1,706
T. Rowe Price Capital Appreciation Equity ETF (a)	437	13,739
VanEck Morningstar Wide Moat ETF	164	14,237
		210,134
Domestic Fixed Income 17.8%
iShares 0-5 Year High Yield Corporate Bond ETF	204	8,588
iShares 5-10 Year Investment Grade Corporate Bond ETF	201	10,291
iShares Core U.S. Aggregate Bond ETF	258	25,007
iShares MBS ETF	187	17,136
		61,022
International Equity 15.0%
iShares Core MSCI EAFE ETF	332	24,115
iShares MSCI Intl Quality Factor ETF	704	27,502
		51,617
Emerging Markets Equity 4.5%
iShares Core MSCI Emerging Markets ETF	290	15,521
Global Equity 1.5%
iShares Global Healthcare ETF (a)	55	5,143
Total Investment Companies (cost $306,183)		343,437
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	10,745	10,745
Total Short Term Investments (cost $10,745)		10,745
Total Investments 103.1% (cost $316,928)		354,182
Other Assets and Liabilities, Net (3.1)%		(10,790)
Total Net Assets 100.0%		343,392

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 57.5%
iShares 0-5 Year High Yield Corporate Bond ETF	308	13,009
iShares 5-10 Year Investment Grade Corporate Bond ETF	546	27,976
iShares Core U.S. Aggregate Bond ETF	413	40,104
iShares MBS ETF	370	33,935
		115,024
Domestic Equity 32.7%
iShares Cohen & Steers REIT ETF	27	1,529
iShares Core Dividend Growth ETF	156	9,002
iShares Core S&P 500 ETF	25	13,680
iShares Core S&P Mid-Cap ETF	112	6,541
iShares Core S&P U.S. Growth ETF (a)	49	6,272
iShares Morningstar Value ETF	85	6,499
iShares MSCI USA Quality Factor ETF	35	5,965
iShares S&P Small-Cap 600 Growth ETF	16	2,025
iShares U.S. Utilities ETF	17	1,490
T. Rowe Price Capital Appreciation Equity ETF (a)	191	6,005
VanEck Morningstar Wide Moat ETF	73	6,298
		65,306
International Equity 7.5%
iShares Core MSCI EAFE ETF	76	5,521
iShares MSCI Intl Quality Factor ETF	243	9,510
		15,031

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
Emerging Markets Equity 2.3%
iShares Core MSCI Emerging Markets ETF	84	4,517
Total Investment Companies (cost $199,791)		199,878
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	287	287
Total Short Term Investments (cost $287)		287
Total Investments 100.2% (cost $200,078)		200,165
Other Assets and Liabilities, Net (0.2)%		(322)
Total Net Assets 100.0%		199,843

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 48.8%
iShares Cohen & Steers REIT ETF (a)	57	3,294
iShares Core Dividend Growth ETF (a)	309	17,787
iShares Core S&P 500 ETF	52	28,246
iShares Core S&P Mid-Cap ETF	306	17,900
iShares Core S&P U.S. Growth ETF	234	29,781
iShares Morningstar Value ETF	222	16,959
iShares MSCI USA Quality Factor ETF	87	14,791
iShares S&P Small-Cap 600 Growth ETF (a)	25	3,272
iShares U.S. Utilities ETF	29	2,566
T. Rowe Price Capital Appreciation Equity ETF (a)	371	11,641
VanEck Morningstar Wide Moat ETF	130	11,304
		157,541
Domestic Fixed Income 37.5%
iShares 0-5 Year High Yield Corporate Bond ETF	353	14,881
iShares 5-10 Year Investment Grade Corporate Bond ETF	387	19,865
iShares Core U.S. Aggregate Bond ETF	490	47,570
iShares MBS ETF	422	38,719
		121,035
International Equity 9.5%
iShares Core MSCI EAFE ETF	201	14,595
iShares MSCI Intl Quality Factor ETF (a)	414	16,183
		30,778
Emerging Markets Equity 3.3%
iShares Core MSCI Emerging Markets ETF	197	10,553
Global Equity 1.0%
iShares Global Healthcare ETF	35	3,225
Total Investment Companies (cost $302,097)		323,132
SHORT TERM INVESTMENTS 4.8%
Securities Lending Collateral 4.8%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	15,466	15,466
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	65	65
Total Short Term Investments (cost $15,531)		15,531
Total Investments 104.9% (cost $317,628)		338,663
Other Assets and Liabilities, Net (4.9)%		(15,673)
Total Net Assets 100.0%		322,990

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 60.5%
Vanguard Dividend Appreciation ETF (a)	899	164,074
Vanguard Growth ETF (a)	481	179,774
	Shares	Value ($)
Vanguard Mid-Cap ETF (a)	295	71,321
Vanguard Real Estate ETF (a)	233	19,515
Vanguard S&P Small-Cap 600 Growth ETF (a)	552	60,889
Vanguard Small-Cap ETF	277	60,505
Vanguard Total Stock Market ETF (a)	1,601	428,255
Vanguard Value ETF (a)	1,665	267,135
		1,251,468
International Equity 16.8%
Vanguard FTSE Developed Markets ETF (a)	5,324	263,135
Vanguard International Dividend Appreciation ETF (a)	1,047	85,112
		348,247
Domestic Fixed Income 16.8%
Vanguard Intermediate-Term Corporate Bond ETF	497	39,688
Vanguard Intermediate-Term Treasury ETF (a)	849	49,436
Vanguard Mortgage-Backed Securities ETF (a)	2,635	119,635
Vanguard Total Bond Market ETF	1,925	138,714
		347,473
Emerging Markets Equity 3.8%
Vanguard FTSE Emerging Markets ETF	1,798	78,688
Emerging Markets Fixed Income 1.9%
Vanguard Emerging Markets Government Bond ETF (a)	635	39,919
Total Investment Companies (cost $1,941,492)		2,065,795
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	43,508	43,508
Total Short Term Investments (cost $43,508)		43,508
Total Investments 101.9% (cost $1,985,000)		2,109,303
Other Assets and Liabilities, Net (1.9)%		(39,671)
Total Net Assets 100.0%		2,069,632

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 52.4%
Vanguard Intermediate-Term Corporate Bond ETF	272	21,751
Vanguard Intermediate-Term Treasury ETF (a)	559	32,562
Vanguard Mortgage-Backed Securities ETF (a)	2,047	92,941
Vanguard Short-Term Corporate Bond ETF	457	35,337
Vanguard Short-Term Inflation-Protected Securities ETF	171	8,318
Vanguard Total Bond Market ETF	1,395	100,519
		291,428
Domestic Equity 31.9%
Vanguard Dividend Appreciation ETF (a)	123	22,494
Vanguard Growth ETF	83	30,822
Vanguard Mid-Cap ETF (a)	46	11,169
Vanguard Real Estate ETF	32	2,670
Vanguard S&P Small-Cap 600 Growth ETF (a)	63	6,956
Vanguard Small-Cap ETF (a)	32	6,913
Vanguard Total Stock Market ETF (a)	209	55,791
Vanguard Value ETF (a)	255	40,861
		177,676
International Equity 8.7%
Vanguard FTSE Developed Markets ETF (a)	758	37,474
Vanguard International Dividend Appreciation ETF	135	11,006
		48,480
Emerging Markets Fixed Income 4.9%
Vanguard Emerging Markets Government Bond ETF (a)	435	27,377
Emerging Markets Equity 2.1%
Vanguard FTSE Emerging Markets ETF	263	11,514
Total Investment Companies (cost $554,247)		556,475

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares	Value ($)
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 5.1%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	28,249	28,249
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	139	139
Total Short Term Investments (cost $28,388)		28,388
Total Investments 105.1% (cost $582,635)		584,863
Other Assets and Liabilities, Net (5.1)%		(28,285)
Total Net Assets 100.0%		556,578

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.8%
Vanguard Dividend Appreciation ETF	270	49,304
Vanguard Growth ETF	193	72,079
Vanguard Mid-Cap ETF (a)	96	23,325
Vanguard Real Estate ETF	80	6,704
Vanguard S&P Small-Cap 600 Growth ETF	169	18,584
Vanguard Small-Cap ETF (a)	85	18,461
Vanguard Total Stock Market ETF (a)	550	147,099
Vanguard Value ETF (a)	645	103,522
		439,078
Domestic Fixed Income 33.9%
Vanguard Intermediate-Term Corporate Bond ETF (a)	341	27,254
Vanguard Intermediate-Term Treasury ETF	622	36,248
Vanguard Mortgage-Backed Securities ETF (a)	2,212	100,419
Vanguard Short-Term Corporate Bond ETF	470	36,312
Vanguard Short-Term Inflation-Protected Securities ETF	286	13,885
Vanguard Total Bond Market ETF	1,448	104,337
		318,455
International Equity 12.6%
Vanguard FTSE Developed Markets ETF (a)	1,829	90,380
Vanguard International Dividend Appreciation ETF (a)	339	27,522
		117,902
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF (a)	581	36,571
Emerging Markets Equity 2.8%
Vanguard FTSE Emerging Markets ETF	604	26,438
Total Investment Companies (cost $898,837)		938,444
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	29,370	29,370
Total Short Term Investments (cost $29,370)		29,370
Total Investments 103.1% (cost $928,207)		967,814
Other Assets and Liabilities, Net (3.1)%		(29,111)
Total Net Assets 100.0%		938,703

(a)  All or a portion of the security was on loan as of June 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2024, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2024.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,847,226	187,765	70,439	144,482	5,497	120,885	3,090,934	100.0
	2,847,226	187,765	70,439	144,482	5,497	120,885	3,090,934	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	390,673	22,107	8,848	5,309	1,385	11,315	416,632	100.0
	390,673	22,107	8,848	5,309	1,385	11,315	416,632	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	345,686	3,145	16,100	979	(2,082)	(10,693)	319,956	100.0
	345,686	3,145	16,100	979	(2,082)	(10,693)	319,956	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	924,031	62,940	33,017	34,801	5,547	89,371	1,048,872	100.0
	924,031	62,940	33,017	34,801	5,547	89,371	1,048,872	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	674,901	28,747	39,974	27,733	(5,168)	(18,866)	639,640	100.0
	674,901	28,747	39,974	27,733	(5,168)	(18,866)	639,640	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	5,091,753	318,301	98,569	145,508	24,539	658,755	5,994,779	100.0
	5,091,753	318,301	98,569	145,508	24,539	658,755	5,994,779	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,326,417	564,882	498,416	530,119	89,571	831,199	11,313,653	100.0
	10,326,417	564,882	498,416	530,119	89,571	831,199	11,313,653	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,453,334	8,169	94,280	3,641	4,753	96,469	1,468,445	100.0
	1,453,334	8,169	94,280	3,641	4,753	96,469	1,468,445	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,430,746	16,454	101,978	12,235	12,825	71,600	1,429,647	100.0
	1,430,746	16,454	101,978	12,235	12,825	71,600	1,429,647	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,761,151	59,292	220,531	47,749	31,575	341,453	3,972,940	100.0
	3,761,151	59,292	220,531	47,749	31,575	341,453	3,972,940	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,030,828	26,675	27,400	—	(2,674)	(4,031)	1,023,398	100.0
	1,030,828	26,675	27,400	—	(2,674)	(4,031)	1,023,398	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	842,605	7,209	57,380	—	(10,583)	65,967	847,818	100.0
	842,605	7,209	57,380	—	(10,583)	65,967	847,818	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,299,247	2,149	168,703	—	2,658	116,527	2,251,878	100.0
	2,299,247	2,149	168,703	—	2,658	116,527	2,251,878	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,365,172	3,457	201,950	—	18,169	182,198	3,367,046	100.0
	3,365,172	3,457	201,950	—	18,169	182,198	3,367,046	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,606,479	20,454	175,386	—	463	(22,228)	2,429,782	100.0
	2,606,479	20,454	175,386	—	463	(22,228)	2,429,782	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	—	14,250	—	93	—	171	14,421	1.0
JNL Multi-Manager Alternative Fund - Class I	14,398	576	621	—	112	462	14,927	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,015	3,108	2,170	—	306	1,679	36,938	2.5
JNL Multi-Manager International Small Cap Fund - Class I	64,709	1,775	2,703	—	311	2,093	66,185	4.5
JNL Multi-Manager Mid Cap Fund - Class I	134,881	252	47,939	—	18,847	(16,109)	89,932	6.1
JNL Multi-Manager Small Cap Growth Fund - Class I	39,980	8,640	808	—	180	(234)	47,758	3.3
JNL Multi-Manager Small Cap Value Fund - Class I	50,824	96	5,057	—	1,954	(938)	46,879	3.2
JNL Multi-Manager U.S. Select Equity Fund - Class I	98,801	16,960	19,691	—	5,313	17,916	119,299	8.2
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	36,035	83	19,945	—	(12,980)	15,360	18,553	1.3
JNL/Causeway International Value Select Fund - Class I	95,339	6,035	11,641	—	1,825	2,111	93,669	6.4
JNL/DoubleLine Core Fixed Income Fund - Class I	54,012	280	13,705	—	15	(410)	40,192	2.7
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	61,844	13	16,613	—	6,276	(3,937)	47,583	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	74,911	51	11,802	—	3,611	7,237	74,008	5.1
JNL/Harris Oakmark Global Equity Fund - Class I	88,926	293	18,558	—	2,273	(1,605)	71,329	4.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,575	1,841	21,508	—	(926)	(982)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,509	7	27,977	—	11,295	(4,929)	65,905	4.5
JNL/Loomis Sayles Global Growth Fund - Class I	73,102	4,866	7,230	—	2,865	4,725	78,328	5.4
JNL/Lord Abbett Short Duration Income Fund - Class I	7,187	14	7,244	—	225	(182)	—	—
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	39,346	—	—	—	(471)	38,875	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	101,848	14,804	2,750	—	709	1,553	116,164	7.9
JNL/Newton Equity Income Fund - Class I	—	58,426	1,780	—	38	1,518	58,202	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	52,474	20,402	9,933	—	5,008	7,430	75,381	5.1
JNL/T. Rowe Price Value Fund - Class I	84,078	2,009	7,690	—	2,977	5,738	87,112	6.0
JNL/WCM Focused International Equity Fund - Class I	94,786	2,041	7,646	—	602	9,053	98,836	6.8
JNL/WMC Equity Income Fund - Class I	87,808	130	29,868	—	2,912	1,006	61,988	4.2
	1,459,042	196,298	294,879	93	53,748	48,255	1,462,464	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	24,723	—	—	995	—	49	24,772	4.4
Jackson Real Assets Fund - Class I	—	8,475	—	55	—	102	8,577	1.5
JNL Multi-Manager Alternative Fund - Class I	29,222	433	1,993	—	18	1,127	28,807	5.1
JNL Multi-Manager Mid Cap Fund - Class I	7,446	1,669	890	—	245	(144)	8,326	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	2,948	279	430	—	(114)	133	2,816	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,433	119	414	—	101	(10)	4,229	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	7,395	9,506	3,494	—	606	1,489	15,502	2.7
JNL/Causeway International Value Select Fund - Class I	5,902	271	919	—	160	86	5,500	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	65,128	870	3,922	—	(165)	54	61,965	11.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,850	107	1,363	—	120	412	14,126	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,903	113	6,038	—	528	(506)	—	—
JNL/DoubleLine Total Return Fund - Class I	71,015	1,076	7,474	—	(409)	569	64,777	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	65,185	3,680	4,009	—	53	(167)	64,742	11.4
JNL/First Sentier Global Infrastructure Fund - Class I	8,856	281	9,045	—	91	(183)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,954	433	2,173	—	141	1,127	8,482	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	7,281	86	2,384	—	551	114	5,648	1.0
JNL/JPMorgan U.S. Value Fund - Class I	11,863	50	1,676	—	231	687	11,155	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	23,538	312	4,486	—	(131)	558	19,791	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	13,356	2,031	1,727	—	(272)	576	13,964	2.5
JNL/PIMCO Income Fund - Class I	47,385	433	3,408	—	248	505	45,163	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	23,679	221	12,397	—	(1,435)	1,182	11,250	2.0
JNL/PIMCO Real Return Fund - Class I	11,802	178	3,626	—	281	(186)	8,449	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	11,265	246	—	5	220	11,244	2.0
JNL/PPM America Total Return Fund - Class I	59,190	706	4,967	—	(30)	18	54,917	9.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	35,585	3,052	4,254	—	1,286	1,194	36,863	6.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	17,742	231	1,566	—	63	490	16,960	3.0
JNL/WCM Focused International Equity Fund - Class I	5,829	244	1,098	—	(567)	1,154	5,562	1.0
JNL/WMC Equity Income Fund - Class I	11,886	149	1,538	—	168	471	11,136	2.0
	591,096	46,270	85,537	1,050	1,773	11,121	564,723	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	65,749	—	—	2,644	—	129	65,878	2.2
Jackson Real Assets Fund - Class I	—	44,000	—	287	—	528	44,528	1.5
JNL Multi-Manager Alternative Fund - Class I	90,189	697	3,563	—	608	2,942	90,873	3.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,781	7	3,761	—	536	2,365	52,928	1.8
JNL Multi-Manager International Small Cap Fund - Class I	106,904	1,057	6,723	—	635	3,299	105,172	3.5
JNL Multi-Manager Mid Cap Fund - Class I	239,038	296	66,975	—	26,305	(21,648)	177,016	5.9
JNL Multi-Manager Small Cap Growth Fund - Class I	63,202	6,262	1,695	—	386	(219)	67,936	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	87,294	92	14,692	—	3,726	(1,983)	74,437	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	136,694	93,260	33,506	—	9,352	26,015	231,815	7.7
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	50,696	—	18,934	—	(12,248)	15,986	35,500	1.2
JNL/Blackrock Global Natural Resources Fund - Class I	15,171	15	14,313	—	(814)	(59)	—	—
JNL/Causeway International Value Select Fund - Class I	191,829	183	15,866	—	2,982	5,085	184,213	6.2
JNL/DoubleLine Core Fixed Income Fund - Class I	136,183	83	16,292	—	(750)	427	119,651	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	30,208	496	1,915	—	125	973	29,887	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,698	303	18,738	—	8,086	(4,531)	75,818	2.5
JNL/DoubleLine Total Return Fund - Class I	135,729	58	31,079	—	(1,709)	1,822	104,821	3.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	67,923	17,700	3,138	—	20	(146)	82,359	2.8
JNL/First Sentier Global Infrastructure Fund - Class I	53,128	36	52,616	—	1,157	(1,705)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	106,703	—	16,154	—	5,285	10,196	106,030	3.5
JNL/Harris Oakmark Global Equity Fund - Class I	128,635	147	41,435	—	5,613	(4,919)	88,041	2.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	29,911	2,249	29,540	—	(5,080)	2,460	—	—
JNL/JPMorgan U.S. Value Fund - Class I	153,589	14	44,739	—	20,158	(8,950)	120,072	4.0
JNL/Loomis Sayles Global Growth Fund - Class I	115,509	3,891	16,483	—	5,192	6,408	114,517	3.8
JNL/Lord Abbett Short Duration Income Fund - Class I	72,515	78	43,981	—	382	466	29,460	1.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	50,937	1	—	—	(609)	50,327	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	165,270	15,567	6,396	—	443	3,239	178,123	5.9
JNL/Newton Equity Income Fund - Class I	—	113,042	3,813	—	87	2,826	112,142	3.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	15,093	8,352	1,019	—	(100)	157	22,483	0.8
JNL/T. Rowe Price Established Growth Fund - Class I	98,599	37,513	20,540	—	9,436	13,634	138,642	4.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	30,191	658	1,907	—	7	948	29,897	1.0
JNL/T. Rowe Price Value Fund - Class I	154,567	41	20,865	—	8,130	7,695	149,568	5.0
JNL/WCM Focused International Equity Fund - Class I	189,132	4,002	16,943	—	1,345	17,909	195,445	6.5
JNL/WMC Equity Income Fund - Class I	151,643	74	39,124	—	3,788	3,347	119,728	4.0
	3,025,773	401,110	606,746	2,931	93,083	84,087	2,997,307	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	83,089	—	—	3,342	—	163	83,252	4.1
Jackson Real Assets Fund - Class I	—	35,100	—	227	—	184	35,284	1.7
JNL Multi-Manager Alternative Fund - Class I	93,708	10,545	4,801	—	672	3,212	103,336	5.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	15,872	5,161	1,655	—	234	852	20,464	1.0
JNL Multi-Manager International Small Cap Fund - Class I	16,140	436	1,888	—	423	159	15,270	0.8
JNL Multi-Manager Mid Cap Fund - Class I	64,320	1,367	6,761	—	2,729	(1,538)	60,117	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	21,419	1,145	2,284	—	693	(562)	20,411	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,881	279	3,657	—	1,947	(1,106)	40,344	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	58,314	44,937	19,003	—	5,254	9,875	99,377	4.9
JNL/Causeway International Value Select Fund - Class I	47,363	1,319	4,964	—	1,422	608	45,748	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	148,640	6,011	6,799	—	(253)	(17)	147,582	7.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	47,856	52	3,464	—	190	1,522	46,156	2.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	26,614	471	7,709	—	3,128	(2,123)	20,381	1.0
JNL/DoubleLine Total Return Fund - Class I	159,222	99	16,955	—	(958)	1,257	142,665	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	175,485	1,312	8,672	—	85	(450)	167,760	8.2
JNL/First Sentier Global Infrastructure Fund - Class I	47,848	46	47,623	—	9,158	(9,429)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	48,117	1,666	9,378	—	3,229	3,648	47,282	2.3
JNL/Harris Oakmark Global Equity Fund - Class I	37,441	145	8,695	—	2,304	(2,037)	29,158	1.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,687	404	10,474	—	(460)	(157)	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	25,796	51	7,605	—	2,298	86	20,626	1.0
JNL/JPMorgan U.S. Value Fund - Class I	64,033	14	8,236	—	1,142	3,820	60,773	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	26,496	6,210	4,386	—	1,571	1,309	31,200	1.5
JNL/Lord Abbett Short Duration Income Fund - Class I	78,445	98	14,081	—	(399)	1,814	65,877	3.2
JNL/Morningstar Wide Moat Index Fund - Class I	75,039	5,394	6,016	—	985	665	76,067	3.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,930	51	10,168	—	(1,161)	1,348	—	—
JNL/PIMCO Income Fund - Class I	105,668	217	5,590	—	554	1,121	101,970	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,757	372	32,854	—	(1,744)	1,045	30,576	1.5
JNL/PIMCO Real Return Fund - Class I	42,043	15	11,755	—	1,550	(1,211)	30,642	1.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Investment Grade Credit Fund - Class I	—	30,000	65	—	2	599	30,536	1.5
JNL/PPM America Total Return Fund - Class I	137,977	1,228	7,380	—	457	(420)	131,862	6.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	143,591	611	13,741	—	5,148	4,494	140,103	6.9
JNL/T. Rowe Price Established Growth Fund - Class I	31,461	835	7,594	—	3,835	2,194	30,731	1.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,342	40	4,014	—	663	1,143	56,174	2.8
JNL/WCM Focused International Equity Fund - Class I	47,451	2,401	7,862	—	169	4,663	46,822	2.3
JNL/WMC Equity Income Fund - Class I	64,212	30	6,999	—	749	2,680	60,672	3.0
	2,119,257	158,062	313,128	3,569	45,616	29,411	2,039,218	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	129,718	—	—	5,217	—	255	129,973	3.5
Jackson Real Assets Fund - Class I	—	55,000	—	359	—	660	55,660	1.5
JNL Multi-Manager Alternative Fund - Class I	167,756	19,984	6,707	—	1,005	6,002	188,040	5.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	47,477	9,719	4,355	—	640	2,372	55,853	1.5
JNL Multi-Manager International Small Cap Fund - Class I	59,792	830	5,376	—	917	1,247	57,410	1.5
JNL Multi-Manager Mid Cap Fund - Class I	192,512	563	50,692	—	17,631	(13,737)	146,277	3.9
JNL Multi-Manager Small Cap Growth Fund - Class I	57,826	11,239	3,952	—	1,389	(1,359)	65,143	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	77,284	150	5,473	—	2,124	(608)	73,477	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,422	96,924	41,441	—	11,729	22,528	223,162	6.0
JNL/Blackrock Global Natural Resources Fund - Class I	28,224	—	26,593	—	(1,515)	(116)	—	—
JNL/Causeway International Value Select Fund - Class I	175,943	893	20,059	—	3,566	3,726	164,069	4.4
JNL/DoubleLine Core Fixed Income Fund - Class I	209,441	4,358	9,745	—	(59)	(356)	203,639	5.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	66,860	240	4,598	—	159	2,247	64,908	1.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	67,009	857	15,695	—	6,981	(4,394)	54,758	1.5
JNL/DoubleLine Total Return Fund - Class I	209,454	4,153	10,350	—	70	386	203,713	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	219,479	4,486	10,818	—	70	(557)	212,660	5.7
JNL/First Sentier Global Infrastructure Fund - Class I	76,267	93	57,760	—	16,318	(16,878)	18,040	0.5
JNL/GQG Emerging Markets Equity Fund - Class I	96,191	621	17,549	—	4,984	8,817	93,064	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	82,728	252	29,557	—	7,756	(7,311)	53,868	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,690	1,617	19,759	—	(1,551)	(401)	18,596	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	55,480	—	58,244	—	17,116	(14,352)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	143,601	—	35,527	—	5,006	5,631	118,711	3.2
JNL/Loomis Sayles Global Growth Fund - Class I	57,216	20,586	9,879	—	3,705	2,904	74,532	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	130,690	315	22,718	—	(645)	3,013	110,655	3.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	36,816	—	—	—	(440)	36,376	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	135,002	22,842	9,442	—	1,862	1,051	151,315	4.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,738	—	18,071	—	(2,244)	2,577	—	—
JNL/Newton Equity Income Fund - Class I	—	76,004	4,232	—	108	1,973	73,853	2.0
JNL/PIMCO Income Fund - Class I	75,884	10,574	4,324	—	420	876	83,430	2.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,266	636	19,893	—	(1,063)	634	18,580	0.5
JNL/PIMCO Real Return Fund - Class I	37,672	82	19,549	—	2,989	(2,750)	18,444	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	18,150	—	—	—	362	18,512	0.5
JNL/PPM America Total Return Fund - Class I	133,471	2,784	6,821	—	403	(385)	129,452	3.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	233,030	—	25,475	—	10,874	4,705	223,134	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	94,205	9,905	20,649	—	10,527	8,796	102,784	2.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,116	407	3,737	—	618	1,164	55,568	1.5
JNL/T. Rowe Price Value Fund - Class I	134,254	40	29,189	—	11,036	2,288	118,429	3.2
JNL/WCM Focused International Equity Fund - Class I	175,757	3,802	21,502	—	1,753	16,043	175,853	4.7
JNL/Westchester Capital Event Driven Fund - Class I	18,539	—	18,929	—	4,510	(4,120)	—	—
JNL/WMC Equity Income Fund - Class I	134,417	—	29,798	—	2,931	3,608	111,158	3.0
	3,808,411	414,922	698,458	5,576	142,120	36,101	3,703,096	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,673	127	—	128	—	(298)	15,502	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	72,868	3,422	2,045	863	(281)	2,310	76,274	2.0
	88,541	3,549	2,045	991	(281)	2,012	91,776	2.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	74,758	963	3,182	845	(444)	2,493	74,588	3.0
	74,758	963	3,182	845	(444)	2,493	74,588	3.0
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Goldman Sachs Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	—	11,500	—	157	—	45	11,545	0.5
JNL Multi-Manager Alternative Fund - Class I	63,383	427	43,247	—	7,353	(5,682)	22,234	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	32,801	282	12,025	—	1,465	(183)	22,340	1.0
JNL Multi-Manager Mid Cap Fund - Class I	77,222	152	2,792	—	1,179	224	75,985	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	22,032	124	182	—	75	8	22,057	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	44,544	143	1,636	—	644	238	43,933	1.9
JNL/Blackrock Global Natural Resources Fund - Class I	10,469	216	10,080	—	(824)	219	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	198,060	102	37,913	—	21,741	18,943	200,933	9.0
JNL/Causeway International Value Select Fund - Class I	132,573	28,398	15,016	—	3,488	3,164	152,607	6.8
JNL/ClearBridge Large Cap Growth Fund - Class I	208,918	126	27,379	—	16,148	19,306	217,119	9.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	43,390	55	281	—	10	1,623	44,797	2.0
JNL/DoubleLine Total Return Fund - Class I	53,826	311	9,191	—	(383)	251	44,814	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	22,143	—	2,834	—	136	3,123	22,568	1.0
JNL/Invesco Diversified Dividend Fund - Class I	132,275	80	7,192	—	2,417	5,495	133,075	5.9
JNL/Invesco Global Growth Fund - Class I	88,694	9,503	9,169	—	3,288	9,129	101,445	4.5
JNL/JPMorgan MidCap Growth Fund - Class I	55,336	12	14,585	—	5,863	(2,272)	44,354	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	20,928	193	21,014	—	1,186	(1,293)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	43,918	34,013	4,377	—	2,049	2,512	78,115	3.5
JNL/Lazard International Strategic Equity Fund - Class I	77,459	14	4,206	—	559	2,368	76,194	3.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,030	353	9,932	—	(741)	1,290	—	—
JNL/Newton Equity Income Fund - Class I	32,281	71	1,620	—	281	2,268	33,281	1.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	19,250	8,075	—	(35)	55	11,195	0.5
JNL/PPM America High Yield Bond Fund - Class I	21,571	65	10,882	—	1,747	(1,276)	11,225	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	22,006	146	—	2	437	22,299	1.0
JNL/PPM America Total Return Fund - Class I	54,190	220	9,431	—	(582)	384	44,781	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	186,413	60	27,766	—	13,368	23,660	195,735	8.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,164	9	953	—	403	392	22,015	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	23,017	1,102	—	4	504	22,423	1.0
JNL/T. Rowe Price Value Fund - Class I	253,415	1	25,500	—	10,082	16,406	254,404	11.3
JNL/WCM Focused International Equity Fund - Class I	87,906	8,046	4,643	—	95	8,890	100,294	4.5
JNL/William Blair International Leaders Fund - Class I	43,781	51,685	794	—	(109)	3,438	98,001	4.4
JNL/WMC Government Money Market Fund - Class I	20,426	603	9,896	373	—	—	11,133	0.5
JNL/WMC Value Fund - Class I	132,150	386	37,223	—	13,279	(8,139)	100,453	4.5
	2,191,298	211,423	371,082	530	104,188	105,527	2,241,354	100.0
JNL/Goldman Sachs Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	—	3,750	—	51	—	15	3,765	0.5
JNL Multi-Manager Alternative Fund - Class I	23,627	195	17,029	—	2,946	(2,354)	7,385	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,902	79	1,013	—	(390)	798	7,376	1.0
JNL Multi-Manager Mid Cap Fund - Class I	7,874	224	1,095	—	367	(214)	7,156	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	7,813	402	4,718	—	6	173	3,676	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	—	4,115	478	—	8	(2)	3,643	0.5
JNL/Blackrock Global Natural Resources Fund - Class I	7,769	214	7,535	—	(500)	52	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	11,815	365	5,140	—	1,567	588	9,195	1.2
JNL/Causeway International Value Select Fund - Class I	11,833	7,616	2,204	—	377	375	17,997	2.4
JNL/ClearBridge Large Cap Growth Fund - Class I	7,879	312	2,082	—	915	362	7,386	1.0
JNL/DFA U.S. Core Equity Fund - Class I	19,685	6,046	4,174	—	1,986	457	24,000	3.2
JNL/DoubleLine Core Fixed Income Fund - Class I	86,705	690	6,188	—	(52)	(96)	81,059	10.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,786	85	1,659	—	181	376	14,769	2.0
JNL/DoubleLine Total Return Fund - Class I	106,406	973	8,163	—	(158)	412	99,470	13.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,217	428	3,991	—	100	(207)	51,547	7.0
JNL/Invesco Diversified Dividend Fund - Class I	15,771	199	2,202	—	590	317	14,675	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	7,868	265	4,995	—	1,119	(583)	3,674	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	86,711	643	20,723	—	(879)	532	66,284	8.9
JNL/Lazard International Strategic Equity Fund - Class I	3,944	109	605	—	70	77	3,595	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	31,559	241	2,711	—	195	210	29,494	4.0
JNL/PIMCO Income Fund - Class I	67,013	621	16,776	—	1,988	(1,184)	51,662	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	39,406	7,808	3,135	—	(26)	145	44,198	6.0
JNL/PIMCO Real Return Fund - Class I	31,477	188	2,481	—	348	(46)	29,486	4.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America High Yield Bond Fund - Class I	3,944	1	3,985	—	639	(599)	—	—
JNL/PPM America Investment Grade Credit Fund - Class I	—	22,433	788	—	11	433	22,089	3.0
JNL/PPM America Total Return Fund - Class I	94,593	910	17,851	—	960	(1,224)	77,388	10.5
JNL/T. Rowe Price Established Growth Fund - Class I	7,878	293	2,286	—	171	1,311	7,367	1.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	4,121	375	—	—	(110)	3,636	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3,943	3,996	757	—	50	155	7,387	1.0
JNL/T. Rowe Price Value Fund - Class I	15,766	169	2,824	—	1,504	61	14,676	2.0
JNL/William Blair International Leaders Fund - Class I	—	23,294	1,598	—	(6)	324	22,014	3.0
JNL/WMC Government Money Market Fund - Class I	7,617	206	4,125	130	—	—	3,698	0.5
	787,801	90,991	153,686	181	14,087	554	739,747	100.0
JNL/Goldman Sachs Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	—	21,500	—	294	—	85	21,585	0.5
JNL Multi-Manager Alternative Fund - Class I	126,702	—	87,288	—	15,164	(11,864)	42,714	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	43,944	—	23,574	—	(767)	2,104	21,707	0.5
JNL Multi-Manager Mid Cap Fund - Class I	154,038	—	9,118	—	3,098	(240)	147,778	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	44,044	—	1,053	—	431	(251)	43,171	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	88,448	—	4,775	—	1,889	(110)	85,452	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	20,243	—	19,073	—	(1,821)	651	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	328,361	—	73,507	—	41,977	24,483	321,314	7.4
JNL/Causeway International Value Select Fund - Class I	219,835	61,909	28,672	—	4,754	6,677	264,503	6.1
JNL/ClearBridge Large Cap Growth Fund - Class I	372,053	—	58,778	—	28,121	34,330	375,726	8.6
JNL/DoubleLine Core Fixed Income Fund - Class I	108,095	9,774	9,100	—	(422)	188	108,535	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	87,028	—	3,114	—	170	3,040	87,124	2.0
JNL/DoubleLine Total Return Fund - Class I	194,109	—	20,160	—	(1,684)	1,668	173,933	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	44,077	—	6,748	—	2,083	4,333	43,745	1.0
JNL/Invesco Diversified Dividend Fund - Class I	263,493	—	20,672	—	5,661	10,012	258,494	5.9
JNL/Invesco Global Growth Fund - Class I	110,120	19,000	13,649	—	4,468	11,129	131,068	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	110,065	—	52,744	—	25,175	(17,689)	64,807	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	84,962	—	84,535	—	4,835	(5,262)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,592	65,500	10,530	—	4,640	4,324	151,526	3.5
JNL/Lazard International Strategic Equity Fund - Class I	132,102	—	10,318	—	1,742	3,288	126,814	2.9
JNL/Neuberger Berman Commodity Strategy Fund - Class I	16,992	—	18,063	—	(1,206)	2,277	—	—
JNL/Newton Equity Income Fund - Class I	43,021	—	3,294	—	562	2,814	43,103	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,510	75,711	11,132	—	(345)	702	108,446	2.5
JNL/PIMCO Real Return Fund - Class I	62,771	4,000	2,286	—	(50)	691	65,126	1.5
JNL/PPM America High Yield Bond Fund - Class I	64,686	—	22,799	—	3,596	(1,979)	43,504	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	43,450	970	—	10	850	43,340	1.0
JNL/PPM America Total Return Fund - Class I	173,599	—	21,180	—	(234)	(135)	152,050	3.5
JNL/T. Rowe Price Established Growth Fund - Class I	371,138	—	65,975	—	31,472	41,089	377,724	8.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	44,093	—	2,854	—	1,213	383	42,835	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	45,035	2,508	—	9	978	43,514	1.0
JNL/T. Rowe Price Value Fund - Class I	438,861	—	53,896	—	21,211	24,257	430,433	9.9
JNL/WCM Focused International Equity Fund - Class I	109,537	16,500	7,224	—	385	10,696	129,894	3.0
JNL/William Blair International Leaders Fund - Class I	88,131	109,459	2,681	—	(430)	6,913	201,392	4.6
JNL/WMC Government Money Market Fund - Class I	40,503	640	19,536	730	—	—	21,607	0.5
JNL/WMC Value Fund - Class I	241,286	—	77,149	—	26,244	(17,082)	173,299	4.0
	4,357,439	472,478	848,955	1,024	221,951	143,350	4,346,263	100.0
JNL/Goldman Sachs Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	—	9,500	—	130	—	38	9,538	0.5
JNL Multi-Manager Alternative Fund - Class I	56,701	—	39,988	—	6,943	(5,490)	18,166	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	19,296	—	10,696	—	1,318	(729)	9,189	0.5
JNL Multi-Manager Mid Cap Fund - Class I	38,243	—	3,298	—	1,377	(651)	35,671	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	19,049	35	975	—	399	(307)	18,201	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,103	3	1,437	—	193	195	18,057	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	9,185	43	8,698	—	(913)	383	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,738	507	15,514	—	5,576	3,509	41,816	2.3
JNL/Causeway International Value Select Fund - Class I	48,004	18,979	6,999	—	1,199	1,513	62,696	3.4
JNL/ClearBridge Large Cap Growth Fund - Class I	66,858	—	12,727	—	5,286	5,696	65,113	3.5
JNL/DFA U.S. Core Equity Fund - Class I	47,759	—	6,938	—	2,284	3,056	46,161	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	143,372	328	5,851	—	(358)	106	137,597	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	38,317	—	2,869	—	319	1,063	36,830	2.0
JNL/DoubleLine Total Return Fund - Class I	191,122	461	8,415	—	(177)	631	183,622	10.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	76,534	169	3,194	—	(67)	(84)	73,358	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,598	—	1,747	—	75	1,296	9,222	0.5
JNL/Invesco Diversified Dividend Fund - Class I	67,076	—	7,214	—	2,576	1,361	63,799	3.5
JNL/JPMorgan MidCap Growth Fund - Class I	19,106	60	11,390	—	465	848	9,089	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	162,451	98	42,601	—	(1,541)	840	119,247	6.5
JNL/Lazard International Strategic Equity Fund - Class I	48,009	—	5,148	—	644	1,165	44,670	2.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	8,620	37	9,137	—	(924)	1,404	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	38,263	33	2,100	—	209	291	36,696	2.0
JNL/PIMCO Income Fund - Class I	124,236	19	20,421	—	2,362	(689)	105,507	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	76,471	38,573	5,395	—	(157)	488	109,980	6.0
JNL/PIMCO Real Return Fund - Class I	56,609	147	2,248	—	299	263	55,070	3.0
JNL/PPM America High Yield Bond Fund - Class I	28,701	—	11,005	—	1,732	(1,040)	18,388	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	28,172	1,248	—	15	539	27,478	1.5
JNL/PPM America Total Return Fund - Class I	172,101	384	20,813	—	1,091	(1,401)	151,362	8.3
JNL/T. Rowe Price Established Growth Fund - Class I	76,375	—	16,303	—	8,158	6,475	74,705	4.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	9,111	—	—	—	(278)	8,833	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	19,108	9,500	1,821	—	158	650	27,595	1.5
JNL/T. Rowe Price Value Fund - Class I	105,317	164	15,890	—	7,211	3,464	100,266	5.5
JNL/WCM Focused International Equity Fund - Class I	9,558	8,378	917	—	(162)	1,066	17,923	1.0
JNL/William Blair International Leaders Fund - Class I	19,195	42,496	1,626	—	(259)	1,943	61,749	3.4
JNL/WMC Government Money Market Fund - Class I	18,182	325	9,329	319	—	—	9,178	0.5
JNL/WMC Value Fund - Class I	28,725	—	2,491	—	1,029	229	27,492	1.5
	1,908,982	167,522	316,443	449	46,360	27,843	1,834,264	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	—	21,000	—	287	—	83	21,083	0.5
JNL Multi-Manager Alternative Fund - Class I	120,299	—	83,397	—	14,497	(11,361)	40,038	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,439	—	22,645	—	(1,609)	2,866	20,051	0.5
JNL Multi-Manager Mid Cap Fund - Class I	123,758	—	9,182	—	2,706	(356)	116,926	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	41,208	—	1,649	—	677	(488)	39,748	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	41,381	—	2,797	—	1,106	(263)	39,427	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	19,654	—	18,518	—	(1,982)	846	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	164,286	—	44,283	—	25,387	7,036	152,426	3.8
JNL/Causeway International Value Select Fund - Class I	144,557	53,877	21,033	—	4,053	3,989	185,443	4.6
JNL/ClearBridge Large Cap Growth Fund - Class I	266,933	—	47,204	—	21,900	22,417	264,046	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	204,694	3,977	8,232	—	(298)	(78)	200,063	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,211	—	4,855	—	86	2,910	80,352	2.0
JNL/DoubleLine Total Return Fund - Class I	265,687	5,909	11,884	—	(190)	809	260,331	6.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	102,565	—	2,406	—	65	(243)	99,981	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,331	—	7,024	—	2,649	3,320	40,276	1.0
JNL/Invesco Diversified Dividend Fund - Class I	164,915	—	15,522	—	4,290	5,491	159,174	4.0
JNL/Invesco Global Growth Fund - Class I	41,309	19,000	6,279	—	2,319	3,951	60,300	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	82,458	—	49,406	—	25,742	(20,018)	38,776	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,895	—	83,566	—	(7,487)	6,238	200,080	5.0
JNL/JPMorgan U.S. Value Fund - Class I	61,698	60,000	8,540	—	3,980	2,751	119,889	3.0
JNL/Lazard International Strategic Equity Fund - Class I	103,385	—	9,909	—	1,320	2,631	97,427	2.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,106	—	18,118	—	(1,701)	2,713	—	—
JNL/Newton Equity Income Fund - Class I	40,752	—	4,131	—	683	2,482	39,786	1.0
JNL/PIMCO Income Fund - Class I	142,691	—	34,296	—	3,757	(2,101)	110,051	2.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	82,032	64,427	6,991	—	(213)	660	139,915	3.5
JNL/PIMCO Real Return Fund - Class I	100,112	3,459	4,477	—	593	409	100,096	2.5
JNL/PPM America High Yield Bond Fund - Class I	61,340	—	22,727	—	3,585	(2,077)	40,121	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	61,700	2,979	—	36	1,176	59,933	1.5
JNL/PPM America Total Return Fund - Class I	245,981	—	35,264	—	1,816	(2,423)	210,110	5.2
JNL/T. Rowe Price Established Growth Fund - Class I	287,050	—	57,039	—	27,349	28,056	285,416	7.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,294	—	3,305	—	272	1,232	39,493	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,375	41,000	2,744	—	242	1,318	60,191	1.5
JNL/T. Rowe Price Value Fund - Class I	288,401	—	39,750	—	15,569	14,065	278,285	7.0
JNL/WCM Focused International Equity Fund - Class I	102,804	25,500	8,919	—	(851)	11,110	129,644	3.2
JNL/William Blair International Leaders Fund - Class I	41,360	92,091	2,330	—	(364)	4,051	134,808	3.4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Government Money Market Fund - Class I	38,545	600	19,143	684	—	—	20,002	0.5
JNL/WMC Value Fund - Class I	185,417	—	72,151	—	25,702	(18,953)	120,015	3.0
	4,093,923	452,540	792,695	971	175,686	74,249	4,003,703	100.0

JNL iShares Tactical Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	2,751	13,888	16,639	32	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	16,103	175,092	180,450	291	—	—	10,745	3.1
	18,854	188,980	197,089	323	—	—	10,745	3.1

JNL iShares Tactical Moderate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	2,473	12,142	14,615	28	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	11,915	101,110	112,738	222	—	—	287	0.1
	14,388	113,252	127,353	250	—	—	287	0.1

JNL iShares Tactical Moderate Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,119	13,132	16,186	37	—	—	65	—
JNL Government Money Market Fund, 5.31% - Class SL	13,771	184,635	182,940	342	—	—	15,466	4.8
	16,890	197,767	199,126	379	—	—	15,531	4.8

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	833	29,038	29,871	8	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	51,939	673,923	682,354	931	—	—	43,508	2.1
	52,772	702,961	712,225	939	—	—	43,508	2.1

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	542	19,221	19,624	8	—	—	139	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.31% - Class SL	18,036	350,546	340,333	423	—	—	28,249	5.1
	18,578	369,767	359,957	431	—	—	28,388	5.1

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	976	21,482	22,458	9	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	47,373	403,154	421,157	706	—	—	29,370	3.1
	48,349	424,636	443,615	715	—	—	29,370	3.1

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/27/20	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	658	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint Stock Society Inter RAO UES	10/07/21	331	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	10/07/20	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.2%
U.S. Treasury Note 33.5%
Treasury, United States Department of
3.00%, 07/15/25 - 10/31/25	4,040	3,946
0.25%, 07/31/25 - 10/31/25	4,435	4,196
4.75%, 07/31/25	400	399
2.00%, 08/15/25 - 11/15/26	2,463	2,361
3.13%, 08/15/25 - 11/15/28	8,395	8,030
2.75%, 08/31/25 - 08/15/32	12,117	11,371
5.00%, 08/31/25 - 10/31/25	5,655	5,652
3.50%, 09/15/25 - 02/15/33	13,295	12,714
4.25%, 10/15/25 - 06/30/31	18,365	18,245
2.25%, 11/15/25 - 11/15/27	3,735	3,515
4.50%, 11/15/25 - 11/15/33	16,465	16,505
0.38%, 11/30/25 - 09/30/27	15,300	14,076
2.88%, 11/30/25 - 05/15/32	9,877	9,295
4.88%, 11/30/25 - 10/31/30	11,155	11,244
4.00%, 12/15/25 - 02/15/34	17,515	17,196
3.88%, 01/15/26 - 08/15/33	9,995	9,744
1.63%, 02/15/26 - 05/15/31	13,867	12,482
0.50%, 02/28/26 - 10/31/27	11,335	10,224
4.63%, 02/28/26 - 05/31/31	23,510	23,633
0.75%, 03/31/26 - 01/31/28	9,130	8,341
3.75%, 04/15/26 - 12/31/30	4,850	4,721
2.13%, 05/31/26	1,120	1,066
4.13%, 06/15/26 - 11/15/32	17,565	17,346
0.88%, 06/30/26 - 11/15/30	14,070	12,253
0.63%, 07/31/26 - 08/15/30	16,820	14,071
1.50%, 08/15/26 - 02/15/30	8,520	7,869
4.38%, 08/15/26 - 05/15/34	12,310	12,293
1.38%, 08/31/26 - 11/15/31	10,053	8,634
1.13%, 10/31/26 - 02/15/31	13,445	11,771
1.25%, 11/30/26 - 08/15/31	16,780	14,554
1.75%, 12/31/26 - 11/15/29	7,105	6,300
1.88%, 02/28/27 - 02/15/32	7,820	6,832
2.50%, 03/31/27	465	441
2.38%, 05/15/27 - 03/31/29	5,470	5,044
2.63%, 05/31/27 - 07/31/29	7,235	6,741
3.25%, 06/30/27 - 06/30/29	2,150	2,072
3.63%, 03/31/28 - 03/31/30	4,225	4,097
1.00%, 07/31/28	4,665	4,075
3.38%, 05/15/33	3,020	2,799
		346,148
Mortgage-Backed Securities 26.0%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/24 - 04/01/53	5,343	4,980
4.50%, 11/01/24 - 07/01/53	3,211	3,064
3.50%, 10/01/25 - 12/01/52	6,291	5,706
5.00%, 03/01/26 - 11/01/53	2,769	2,698
3.00%, 01/01/27 - 09/01/52	9,269	8,181
2.50%, 08/01/27 - 05/01/52	17,448	14,596
6.50%, 07/01/28 - 03/01/39	68	68
5.50%, 11/01/28 - 09/01/53	1,899	1,883
2.00%, 01/01/29 - 03/01/52	25,548	20,559
6.00%, 02/01/29 - 12/01/53	1,953	1,965
1.50%, 02/01/36 - 03/01/52	7,118	5,657
Federal National Mortgage Association, Inc.
4.00%, 07/01/24 - 09/01/52	7,662	7,178
4.50%, 12/01/24 - 07/01/53	3,026	2,910
3.50%, 09/01/25 - 06/01/52	11,280	10,237
3.00%, 11/01/26 - 03/01/52	18,130	15,973
2.50%, 03/01/27 - 05/01/52	32,894	27,400
2.00%, 09/01/28 - 06/01/52	36,839	29,608
5.00%, 09/01/29 - 11/01/53	2,335	2,287
6.00%, 11/01/31 - 11/01/53	1,096	1,107
5.50%, 01/01/32 - 11/01/53	2,265	2,251
6.50%, 07/01/32 - 12/01/38	121	125
1.50%, 09/01/35 - 09/01/51	7,896	6,387
7.00%, 12/01/35 - 02/01/38	9	11
TBA, 1.50%, 07/15/39 - 07/15/54 (a)	125	104
TBA, 2.00%, 07/15/39 - 07/15/54 (a)	5,625	4,429
TBA, 3.50%, 07/15/39 (a)	250	236
TBA, 4.00%, 07/15/39 - 08/15/54 (a)	925	858
TBA, 4.50%, 07/15/39 - 07/15/54 (a)	3,325	3,143
TBA, 5.00%, 07/15/39 - 08/15/54 (a)	4,375	4,235
TBA, 5.50%, 07/15/39 - 08/15/54 (a)	6,550	6,465
TBA, 6.00%, 07/15/54 - 08/15/54 (a)	5,575	5,591
TBA, 6.50%, 07/15/54 - 08/15/54 (a)	5,225	5,318
TBA, 7.00%, 07/15/54 - 08/15/54 (a)	1,600	1,645
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	3,732	3,507
4.50%, 04/20/26 - 05/20/53	2,267	2,192
3.50%, 05/15/26 - 09/20/52	7,771	7,097
3.00%, 01/20/27 - 06/20/52	10,587	9,344
2.50%, 08/20/27 - 07/20/52	13,673	11,526
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	56	58
5.00%, 03/15/33 - 08/20/53	1,168	1,157
5.50%, 08/15/33 - 07/20/53	415	414
6.50%, 07/15/38	3	3
2.00%, 11/20/50 - 05/20/52	9,742	7,887
TBA, 2.00%, 07/15/54 (a)	3,150	2,551
TBA, 4.00%, 07/15/54 (a)	1,275	1,178
TBA, 4.50%, 07/15/54 (a)	2,225	2,115
TBA, 5.00%, 07/15/54 - 08/15/54 (a)	3,400	3,311
TBA, 5.50%, 07/15/54 - 08/15/54 (a)	4,075	4,043
TBA, 6.00%, 07/15/54 - 08/15/54 (a)	3,375	3,389
TBA, 6.50%, 07/15/54 - 08/15/54 (a)	1,825	1,851
TBA, 7.00%, 07/15/54 (a)	700	713
		269,192
U.S. Treasury Bond 9.1%
Treasury, United States Department of
6.88%, 08/15/25	2,625	2,680
6.00%, 02/15/26	1,285	1,307
6.75%, 08/15/26	2,590	2,694
6.50%, 11/15/26	465	487
5.38%, 02/15/31	200	212
3.50%, 02/15/39	2,460	2,212
1.13%, 05/15/40 - 08/15/40	5,745	3,522
4.38%, 05/15/40 - 08/15/43	2,128	2,084
3.88%, 08/15/40 - 05/15/43	2,388	2,184
1.38%, 11/15/40 - 08/15/50	5,401	2,867
4.25%, 11/15/40 - 02/15/54	2,435	2,329
1.88%, 02/15/41 - 11/15/51	7,210	4,371
4.75%, 02/15/41 - 11/15/53	5,925	6,074
2.25%, 05/15/41 - 02/15/52	9,385	6,204
1.75%, 08/15/41	1,240	819
3.75%, 08/15/41 - 11/15/43	2,030	1,812
3.13%, 11/15/41 - 05/15/48	7,622	6,066
2.38%, 02/15/42 - 05/15/51	6,565	4,486
3.00%, 05/15/42 - 08/15/52	8,541	6,577
3.25%, 05/15/42	2,265	1,883
2.75%, 08/15/42 - 11/15/47	3,139	2,357
3.38%, 08/15/42 - 05/15/44	2,942	2,455
4.00%, 11/15/42 - 11/15/52	1,325	1,212
2.88%, 05/15/43 - 05/15/52	5,557	4,175
3.63%, 08/15/43 - 05/15/53	9,821	8,414
4.50%, 02/15/44	615	603
4.63%, 05/15/44 - 05/15/54	1,575	1,587
2.50%, 05/15/46	2,955	2,076
2.00%, 02/15/50 - 08/15/51	5,304	3,206
1.25%, 05/15/50	2,147	1,063
1.63%, 11/15/50	3,940	2,156
4.13%, 08/15/53	3,965	3,692
		93,866
Sovereign 1.2%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28 (b)	300	294
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	483
6.55%, 03/14/37	250	267
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	188
4.13%, 11/20/45	200	174
5.10%, 06/18/50	100	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	91
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	377
5.00%, 05/07/29	200	195
8.30%, 08/15/31	300	354
4.75%, 04/27/32 - 03/08/44	856	720
4.28%, 08/14/41	500	386
5.55%, 01/21/45 (b)	300	269
4.60%, 01/23/46	250	193
6.40%, 05/07/54	200	189
5.75%, 10/12/10	100	82
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	288
Government of the Republic of Panama
6.40%, 02/14/35	200	191
6.70%, 01/26/36	400	392
4.50%, 04/16/50	600	408
Japan Bank For International Cooperation
4.25%, 01/26/26	300	296
Ministry of Defence State of Israel
2.75%, 07/03/30	400	337
3.38%, 01/15/50	200	127
4.50%, 04/03/20	300	209
Ontario, Government of
0.63%, 01/21/26	300	280
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	376
3.25%, 09/21/71	600	369
Sandor-Palota
7.63%, 03/29/41	250	283
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	196
The Korea Development Bank
4.63%, 02/15/27	250	248
The Philippines, Government of
9.50%, 02/02/30	400	481
1.65%, 06/10/31	300	238
6.38%, 01/15/32	500	534
5.25%, 05/14/34	200	200
3.70%, 03/01/41	300	243
5.95%, 10/13/47	200	211
The Province of British Columbia, Government of
6.50%, 01/15/26	70	71
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	530
5.35%, 02/11/49 (b)	200	196
The Republic of Korea, Government of
5.63%, 11/03/25	250	251
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	436
5.75%, 11/16/32	300	310
5.13%, 09/18/34	115	113
		12,170
U.S. Government Agency Obligations 0.9%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (c)	1,200	1,199
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (c)	500	421
1.23%, 09/10/29 (c)	500	423
1.65%, 07/23/35 (c)	225	164
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (c)	1,200	1,203
Federal Home Loan Mortgage Corporation
0.38%, 07/21/25 (c)	1,250	1,191
0.63%, 11/25/25 (c)	750	706
0.80%, 10/27/26 (c)	200	183
6.75%, 09/15/29 - 03/15/31 (c)	180	202
6.25%, 07/15/32 (b) (c)	605	677
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (c)	225	205
7.25%, 05/15/30 (c)	540	617
6.63%, 11/15/30 (c)	631	706
FHLBanks Office of Finance
3.25%, 11/16/28 (c)	550	525
5.50%, 07/15/36 (c)	400	433
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	207
5.38%, 04/01/56 (c)	300	314
		9,376
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	481
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	723
Series A2-K087, REMIC, 3.77%, 12/25/28	500	477
Series A2-K092, REMIC, 3.30%, 04/25/29	400	373
Series A1-K099, REMIC, 2.26%, 06/25/29	341	316
Series A1-K106, REMIC, 1.78%, 10/25/29	289	265
Series A2-K103, REMIC, 2.65%, 11/25/29	600	543
Series A2-K117, REMIC, 1.41%, 08/25/30	500	412
Series A2-K126, REMIC, 2.07%, 01/25/31	400	341
Series AM-K138, REMIC, 1.89%, 01/25/32	300	239
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	144
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	552
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	566
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	190	183
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (d)	332	311
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	475	449
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	291	273
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	490	450
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	440
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	290	247
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	320	271
Series 2022-A2-M1, REMIC, 1.72%, 10/25/31 (d)	300	237
		8,293
Municipal 0.7%
Atlanta, City of
2.26%, 11/01/35	400	317
Bay Area Toll Authority
6.26%, 04/01/49	200	216
California, State of
3.50%, 04/01/28	80	77
6.00%, 03/01/33	100	107
7.55%, 04/01/39	300	357
Chicago Transit Authority
6.90%, 12/01/40	189	209
Connecticut, State of
5.85%, 03/15/32	125	132
Cook, County of
6.23%, 11/15/34	100	105
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	225
Dallas County Hospital District
5.62%, 08/15/44	300	303
Dallas Independent School District
6.45%, 02/15/35	300	301
District of Columbia, Government of
5.59%, 12/01/34	220	223
Florida Department of Management Services
1.71%, 07/01/27	300	272
Illinois, State of
7.35%, 07/01/35	343	368
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	299
Municipal Electric Authority of Georgia
7.06%, 04/01/57	187	209
New Jersey Economic Development Authority
7.43%, 02/15/29	200	213
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	244

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
New York City Transitional Finance Authority
5.77%, 08/01/36	240	244
New York, City of
5.83%, 10/01/53	200	218
Ohio State University, The
4.91%, 06/01/40	200	192
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	295
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	211
4.46%, 10/01/62	300	260
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	179
San Diego County Water Authority
6.14%, 05/01/49	260	277
Texas A&M University
3.66%, 07/01/47	100	82
Texas Department of Transportation
5.18%, 04/01/30	400	400
Texas, State of
5.52%, 04/01/39	200	206
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	197
		7,224
Total Government And Agency Obligations (cost $813,479)		746,269
CORPORATE BONDS AND NOTES 26.2%
Financials 9.3%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	284
Ally Financial Inc.
6.99%, 06/13/29	200	208
6.85%, 01/03/30	200	206
American Express Company
3.95%, 08/01/25	400	393
3.30%, 05/03/27	300	285
5.10%, 02/16/28	250	249
4.05%, 12/03/42	200	167
American Honda Finance Corporation
1.20%, 07/08/25	400	383
1.00%, 09/10/25	300	285
5.65%, 11/15/28	50	51
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50 (b)	350	288
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	100
Aon Corporation
3.75%, 05/02/29	300	281
2.80%, 05/15/30	350	307
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	137
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	31
Asian Development Bank
1.00%, 04/14/26	300	280
4.13%, 01/12/27	200	197
1.50%, 01/20/27	750	693
2.38%, 08/10/27	300	281
2.75%, 01/19/28	400	376
6.38%, 10/01/28	210	221
1.88%, 01/24/30	200	175
4.00%, 01/12/33	300	289
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	293
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	309
Athene Holding Ltd
3.95%, 05/25/51	300	215
Banco De Desarrollo Para America Latina
4.75%, 04/01/26	698	690
Banco Santander, S.A.
5.15%, 08/18/25 (e)	400	397
3.80%, 02/23/28 (e)	400	377
5.54%, 03/14/30 (e)	200	198
Bank of America Corporation
4.83%, 07/22/26	300	297
1.20%, 10/24/26	300	283
5.08%, 01/20/27	300	298
3.59%, 07/21/28	750	714
6.20%, 11/10/28 (b)	400	412
3.97%, 03/05/29	150	143
4.27%, 07/23/29	170	164
3.19%, 07/23/30	300	272
2.88%, 10/22/30	400	356
2.50%, 02/13/31	185	160
2.59%, 04/29/31 (b)	250	216
1.90%, 07/23/31	150	124
1.92%, 10/24/31	300	246
2.69%, 04/22/32	255	215
2.30%, 07/21/32	200	164
2.57%, 10/20/32	300	249
2.97%, 02/04/33 - 07/21/52	500	384
5.87%, 09/15/34	250	257
6.11%, 01/29/37	250	260
3.85%, 03/08/37	200	175
4.24%, 04/24/38	120	106
3.31%, 04/22/42	195	147
4.44%, 01/20/48	120	102
3.95%, 01/23/49	75	59
4.33%, 03/15/50	300	250
2.83%, 10/24/51	200	126
3.48%, 03/13/52	55	39
Bank of Montreal
0.95%, 01/22/27 (b)	600	560
4.70%, 09/14/27 (e)	100	98
Bank of Nova Scotia, The
1.30%, 09/15/26 (e)	200	183
Barclays PLC
5.83%, 05/09/27	300	300
4.84%, 05/09/28 (e)	300	290
2.89%, 11/24/32 (e)	200	165
6.22%, 05/09/34	300	308
5.25%, 08/17/45	250	236
6.04%, 03/12/55 (e)	200	203
Barings BDC, Inc.
7.00%, 02/15/29	300	301
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	175
4.20%, 08/15/48	135	113
2.85%, 10/15/50	200	128
Berkshire Hathaway Inc.
3.13%, 03/15/26 (b)	220	213
BlackRock, Inc.
2.40%, 04/30/30	200	174
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	298
Blue Owl Capital Corporation
3.40%, 07/15/26	400	377
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	208
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	206
Brookfield Financial, Inc.
3.90%, 01/25/28 (b)	150	143
Canadian Imperial Bank of Commerce
0.95%, 10/23/25 (e)	300	283
Capital One Financial Corporation
4.20%, 10/29/25 (b)	500	489
6.38%, 06/08/34	400	410
Caterpillar Financial Services Corporation
4.35%, 05/15/26	200	197
1.70%, 01/08/27	300	277
5.00%, 05/14/27	300	300
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	326
4.35%, 11/03/45	150	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cincinnati Financial Corporation
6.13%, 11/01/34	100	104
Citigroup Inc.
5.50%, 09/13/25	300	300
3.20%, 10/21/26 (b)	780	743
3.89%, 01/10/28	160	154
3.67%, 07/24/28	450	429
4.13%, 07/25/28	250	240
4.08%, 04/23/29	115	110
6.63%, 06/15/32	300	320
3.06%, 01/25/33	300	255
3.79%, 03/17/33	200	178
6.27%, 11/17/33	300	314
5.83%, 02/13/35 (b)	95	94
5.88%, 01/30/42	489	501
4.75%, 05/18/46	200	172
4.28%, 04/24/48	60	50
4.65%, 07/23/48	140	122
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	230
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	250	246
Corebridge Financial, Inc.
3.65%, 04/05/27	200	191
3.90%, 04/05/32 (b)	200	179
4.40%, 04/05/52 (b)	200	157
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	277
3.55%, 09/18/31 (e)	300	263
3.73%, 01/14/32 (e)	400	337
Discover Bank
4.25%, 03/13/26	200	195
2.70%, 02/06/30	250	214
Equitable Holdings, Inc.
4.35%, 04/20/28 (b)	85	82
5.59%, 01/11/33	300	303
5.00%, 04/20/48	68	61
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	294
European Investment Bank
0.38%, 12/15/25 - 03/26/26	525	489
1.38%, 03/15/27	800	734
4.38%, 03/19/27	400	397
3.88%, 03/15/28	210	205
4.13%, 02/13/34	500	485
Fairfax Financial Holdings Limited
6.35%, 03/22/54 (f)	200	200
Fifth Third Bancorp
8.25%, 03/01/38	300	355
Fiserv, Inc.
3.50%, 07/01/29	190	176
4.40%, 07/01/49	100	81
Ford Motor Credit Company LLC
4.54%, 08/01/26	300	292
5.85%, 05/17/27	300	300
7.35%, 11/04/27	300	313
4.00%, 11/13/30	300	267
FS KKR Capital Corp.
3.40%, 01/15/26	400	381
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	250	244
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	187
5.40%, 05/08/27	250	250
2.40%, 04/10/28	300	269
5.80%, 01/07/29	300	303
5.85%, 04/06/30	300	304
2.35%, 01/08/31	400	328
2.70%, 06/10/31	400	331
Goldman Sachs Bank USA
5.41%, 05/21/27	300	300
Goldman Sachs Group Inc, The
4.25%, 10/21/25	500	491
5.80%, 08/10/26	200	200
3.85%, 01/26/27	110	106
1.54%, 09/10/27	150	138
1.95%, 10/21/27	170	157
2.64%, 02/24/28	300	280
3.81%, 04/23/29	150	142
2.60%, 02/07/30	500	438
2.62%, 04/22/32	205	172
2.38%, 07/21/32	200	164
2.65%, 10/21/32	160	133
3.10%, 02/24/33	300	256
6.75%, 10/01/37	350	378
4.41%, 04/23/39	90	80
3.21%, 04/22/42	125	92
4.75%, 10/21/45	230	207
Hartford Financial Services Group, Inc. , The
6.10%, 10/01/41	75	78
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	403
5.60%, 05/17/28	300	301
5.21%, 08/11/28	300	298
2.21%, 08/17/29 (e)	400	351
3.97%, 05/22/30	300	280
5.40%, 08/11/33	500	494
6.25%, 03/09/34	200	208
6.55%, 06/20/34 (e)	200	206
7.40%, 11/13/34	250	271
6.10%, 01/14/42	300	319
Huntington Bancshares Incorporated
6.21%, 08/21/29 (b)	300	306
ING Groep N.V.
4.25%, 03/28/33 (e)	200	185
Inter-American Development Bank
0.63%, 07/15/25	500	477
1.50%, 01/13/27	750	694
4.00%, 01/12/28	300	294
1.13%, 01/13/31	300	244
3.50%, 04/12/33	95	88
4.38%, 01/24/44	100	94
Inter-American Investment Corporation
4.25%, 02/14/29	400	394
Intercontinental Exchange, Inc.
2.10%, 06/15/30 (b)	400	340
4.60%, 03/15/33	250	239
4.25%, 09/21/48	75	61
3.00%, 09/15/60	85	51
5.20%, 06/15/62	250	233
International Bank for Reconstruction and Development
0.38%, 07/28/25	300	285
2.50%, 07/29/25 - 03/29/32	1,640	1,528
0.50%, 10/28/25	500	471
3.13%, 06/15/27	400	384
1.38%, 04/20/28	300	267
4.50%, 06/26/28 - 04/10/31	500	501
3.50%, 07/12/28	205	198
3.88%, 02/14/30	210	204
4.00%, 01/10/31	500	487
1.25%, 02/10/31	195	159
4.75%, 11/14/33	200	204
International Finance Corporation
3.63%, 09/15/25	400	393
Japan Bank For International Cooperation
2.25%, 11/04/26	400	376
2.00%, 10/17/29	400	351
Jefferies Group LLC
4.15%, 01/23/30	150	139
John Deere Capital Corporation
4.05%, 09/08/25	100	99
0.70%, 01/15/26	300	280
2.35%, 03/08/27	300	280
3.45%, 03/07/29	115	108
1.45%, 01/15/31	200	162
JPMorgan Chase & Co.
8.00%, 04/29/27	200	215

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
3.54%, 05/01/28	300	286
2.18%, 06/01/28	500	459
4.85%, 07/25/28	150	148
3.51%, 01/23/29	200	189
4.01%, 04/23/29	150	144
4.20%, 07/23/29	640	616
2.74%, 10/15/30	220	195
2.52%, 04/22/31	405	350
2.96%, 05/13/31	350	306
1.76%, 11/19/31	85	69
2.58%, 04/22/32	200	169
2.96%, 01/25/33	300	255
4.91%, 07/25/33	200	194
5.72%, 09/14/33	100	102
5.35%, 06/01/34	500	498
5.34%, 01/23/35	250	249
5.77%, 04/22/35	115	118
4.85%, 02/01/44	300	279
3.96%, 11/15/48	200	158
3.90%, 01/23/49	105	83
3.11%, 04/22/51	370	251
3.33%, 04/22/52	195	137
KeyBank National Association
4.15%, 08/08/25	250	245
KeyCorp
2.25%, 04/06/27	250	227
KfW
0.38%, 07/18/25	275	262
0.63%, 01/22/26	300	281
4.38%, 03/01/27	300	298
3.75%, 02/15/28	300	294
4.13%, 07/15/33	700	680
0.00%, 06/29/37 (g)	150	83
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	373
3.88%, 06/14/28	200	195
Lazard Group LLC
4.38%, 03/11/29	300	287
Lloyds Banking Group PLC
5.99%, 08/07/27	200	201
3.75%, 03/18/28 (e)	300	286
4.34%, 01/09/48	250	195
Markel Group Inc.
4.15%, 09/17/50	300	231
6.00%, 05/16/54	200	197
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	249
4.90%, 03/15/49	65	58
5.45%, 03/15/53	100	97
MasterCard Incorporated
4.85%, 03/09/33 (b)	100	100
3.85%, 03/26/50	300	237
MetLife, Inc.
5.70%, 06/15/35	100	103
6.40%, 12/15/36	100	101
5.25%, 01/15/54	300	285
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	487
5.02%, 07/20/28	300	298
5.35%, 09/13/28	300	301
4.32%, 04/19/33	300	281
5.41%, 04/19/34 (b)	200	201
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	481
2.20%, 07/10/31 (b)	200	167
Moody's Corporation
2.00%, 08/19/31	400	325
Morgan Stanley
4.00%, 07/23/25	750	739
6.25%, 08/09/26	200	204
4.35%, 09/08/26	300	293
3.63%, 01/20/27	600	578
1.59%, 05/04/27 (b)	195	182
1.51%, 07/20/27	200	185
5.12%, 02/01/29	300	299
2.70%, 01/22/31	185	162
2.24%, 07/21/32	200	163
2.51%, 10/20/32	130	107
2.94%, 01/21/33	600	510
4.89%, 07/20/33	500	482
6.34%, 10/18/33 (b)	130	138
5.47%, 01/18/35	250	249
3.22%, 04/22/42	110	82
4.38%, 01/22/47	200	171
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	241
2.50%, 12/21/40 (h)	100	65
National Australia Bank Limited
4.97%, 01/12/26	250	249
2.50%, 07/12/26	500	474
National Rural Utilities Cooperative Finance Corporation
5.15%, 06/15/29	200	200
NatWest Group PLC
7.47%, 11/10/26 (e)	400	408
5.81%, 09/13/29	200	203
Northern Trust Corporation
3.95%, 10/30/25	250	245
ORIX Corporation
3.70%, 07/18/27	200	191
Owl Rock Capital Advisors LLC
8.45%, 11/15/26 (f)	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	248
PayPal Holdings, Inc.
2.85%, 10/01/29	100	90
3.25%, 06/01/50	200	135
PNC Bank, National Association
4.20%, 11/01/25	300	294
Principal Financial Group, Inc.
5.38%, 03/15/33	200	200
5.50%, 03/15/53	100	96
Prospect Capital Corporation
3.36%, 11/15/26	500	459
Prudential Financial, Inc.
3.91%, 12/07/47	313	240
3.70%, 03/13/51	300	218
Royal Bank of Canada
3.63%, 05/04/27 (e)	300	287
3.88%, 05/04/32 (b) (e)	300	274
5.00%, 02/01/33 (e)	150	148
S&P Global Inc.
2.45%, 03/01/27	200	187
4.75%, 08/01/28	100	99
2.50%, 12/01/29	200	177
2.90%, 03/01/32	200	173
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	493
6.50%, 03/09/29	200	204
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	462
State Street Corporation
5.27%, 08/03/26	200	200
3.03%, 11/01/34	230	204
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	144
5.52%, 01/13/28	300	303
3.54%, 01/17/28	200	189
3.04%, 07/16/29	300	271
The Charles Schwab Corporation
5.88%, 08/24/26	200	202
1.65%, 03/11/31	300	242
6.14%, 08/24/34 (b)	200	208
The Export-Import Bank of Korea
3.25%, 11/10/25	400	390
The Korea Development Bank
3.38%, 09/16/25	500	489
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	380
3.45%, 04/23/29	200	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2.55%, 01/22/30 (b)	400	351
5.94%, 08/18/34	400	410
5.68%, 01/22/35	250	251
The Progressive Corporation
4.35%, 04/25/44	200	172
4.13%, 04/15/47	50	41
Toronto-Dominion Bank, The
0.75%, 09/11/25 (e)	400	378
5.53%, 07/17/26 (e)	400	401
5.26%, 12/11/26 (e)	200	200
3.20%, 03/10/32 (e)	200	173
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	565
5.20%, 05/15/26	200	200
2.15%, 02/13/30	500	431
1.65%, 01/10/31	100	81
4.70%, 01/12/33	100	97
Travelers Companies, Inc. , The
6.38%, 03/15/33	200	219
4.00%, 05/30/47	100	81
Truist Bank
3.63%, 09/16/25	500	487
Truist Financial Corporation
6.05%, 06/08/27	200	201
7.16%, 10/30/29	400	424
5.71%, 01/24/35	250	249
U.S. Bancorp
3.15%, 04/27/27	500	475
1.38%, 07/22/30	100	81
UBS Group AG
4.88%, 05/15/45 (e)	350	313
Unum Group
4.50%, 12/15/49	300	234
Visa Inc.
3.15%, 12/14/25 (b)	305	297
1.10%, 02/15/31 (b)	300	239
2.70%, 04/15/40 (b)	200	146
3.65%, 09/15/47	45	35
2.00%, 08/15/50	280	157
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	1,600	1,529
4.10%, 06/03/26	200	195
4.54%, 08/15/26	200	198
3.58%, 05/22/28	250	238
4.15%, 01/24/29	130	125
2.57%, 02/11/31 (b)	360	312
4.90%, 07/25/33	400	384
5.50%, 01/23/35	250	249
3.07%, 04/30/41	300	220
5.61%, 01/15/44	350	336
4.90%, 11/17/45	250	218
4.75%, 12/07/46	200	170
4.61%, 04/25/53	500	428
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	251
5.25%, 12/11/26	250	250
Westpac Banking Corporation
2.85%, 05/13/26	90	86
2.70%, 08/19/26	250	238
5.54%, 11/17/28	200	205
6.82%, 11/17/33 (e)	250	269
4.11%, 07/24/34 (e)	500	459
3.02%, 11/18/36	85	70
4.42%, 07/24/39 (e)	50	44
Willis North America Inc.
3.88%, 09/15/49	300	215
		95,949
Health Care 2.8%
Abbott Laboratories
1.40%, 06/30/30	300	250
6.00%, 04/01/39	100	108
4.75%, 04/15/43	200	187
AbbVie Inc.
3.20%, 05/14/26 (b)	200	193
4.25%, 11/14/28 (b)	100	98
3.20%, 11/21/29	350	321
4.30%, 05/14/36	115	106
4.05%, 11/21/39	400	348
4.45%, 05/14/46	140	122
4.88%, 11/14/48	100	92
Aetna Inc.
6.63%, 06/15/36	150	159
Amgen Inc.
2.60%, 08/19/26	180	171
2.45%, 02/21/30	80	70
5.25%, 03/02/30	400	403
2.30%, 02/25/31	350	294
3.15%, 02/21/40	265	198
3.38%, 02/21/50	265	186
4.66%, 06/15/51	408	349
3.00%, 01/15/52	200	131
AstraZeneca Finance LLC
4.80%, 02/26/27	250	249
4.90%, 03/03/30	200	201
5.00%, 02/26/34	250	249
AstraZeneca PLC
3.38%, 11/16/25	115	112
1.38%, 08/06/30	80	65
6.45%, 09/15/37	250	279
4.38%, 11/16/45 - 08/17/48	130	113
Baxalta Incorporated
5.25%, 06/23/45	60	57
Baxter International Inc.
1.92%, 02/01/27	145	133
2.54%, 02/01/32	100	82
Becton, Dickinson and Company
3.70%, 06/06/27	300	289
Biogen Inc.
4.05%, 09/15/25	440	432
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	249
3.90%, 02/20/28	200	193
3.40%, 07/26/29	75	70
1.45%, 11/13/30	90	73
2.95%, 03/15/32 (b)	85	74
4.13%, 06/15/39	100	87
3.55%, 03/15/42	60	47
4.35%, 11/15/47	70	58
4.55%, 02/20/48	70	60
4.25%, 10/26/49	190	155
2.55%, 11/13/50	85	50
5.55%, 02/22/54	135	133
Cardinal Health, Inc.
3.75%, 09/15/25	100	98
3.41%, 06/15/27 (b)	200	191
Centene Corporation
2.45%, 07/15/28 (b)	365	324
2.63%, 08/01/31	305	249
CommonSpirit Health
5.32%, 12/01/34	200	197
Cottage Health
3.30%, 11/01/49	300	215
CVS Health Corporation
2.88%, 06/01/26 (b)	200	190
4.30%, 03/25/28	620	599
5.40%, 06/01/29	300	300
3.25%, 08/15/29	600	544
1.75%, 08/21/30	95	77
2.70%, 08/21/40	70	46
6.00%, 06/01/44	300	294
5.13%, 07/20/45	200	176
5.05%, 03/25/48	470	404
Elevance Health, Inc.
2.25%, 05/15/30	350	300
4.38%, 12/01/47	80	67
3.60%, 03/15/51	70	50
Eli Lilly and Company
4.50%, 02/09/27	250	248
3.38%, 03/15/29	250	236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.70%, 02/09/34	250	245
2.25%, 05/15/50	250	146
2.50%, 09/15/60	300	168
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (b)	130	132
5.91%, 11/22/32	100	103
Gilead Sciences, Inc.
3.65%, 03/01/26	300	292
2.95%, 03/01/27	550	522
1.20%, 10/01/27 (b)	210	186
1.65%, 10/01/30	400	330
2.60%, 10/01/40	100	69
4.15%, 03/01/47	150	122
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	116
HCA Inc.
4.13%, 06/15/29	100	95
5.13%, 06/15/39	50	46
5.50%, 06/15/47	300	277
5.25%, 06/15/49	100	89
5.90%, 06/01/53	200	195
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	157
Humana Inc.
5.38%, 04/15/31	200	199
5.95%, 03/15/34	250	256
4.95%, 10/01/44	200	173
5.75%, 04/15/54	200	193
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	449
4.80%, 06/01/29	300	302
3.63%, 03/03/37	100	87
5.95%, 08/15/37	250	272
3.50%, 01/15/48	50	38
McKesson Corporation
5.10%, 07/15/33	200	200
MedStar Health, Inc.
3.63%, 08/15/49	200	149
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	96
Medtronic, Inc.
4.38%, 03/15/35	200	188
4.63%, 03/15/45	284	257
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	124
4.20%, 07/01/55	250	207
Merck & Co., Inc.
2.15%, 12/10/31	120	100
3.90%, 03/07/39	50	43
2.35%, 06/24/40	55	38
3.70%, 02/10/45	250	196
4.00%, 03/07/49	80	65
2.45%, 06/24/50	70	42
5.00%, 05/17/53	200	187
2.90%, 12/10/61	160	96
5.15%, 05/17/63	100	95
Mylan II B.V.
5.25%, 06/15/46 (b)	85	70
New York and Presbyterian Hospital, The
4.06%, 08/01/56	300	242
Northwell Health, Inc.
3.98%, 11/01/46	500	390
Novartis Capital Corporation
2.00%, 02/14/27 (b)	400	372
2.20%, 08/14/30	95	82
4.40%, 05/06/44	200	178
2.75%, 08/14/50	65	42
Pfizer Inc.
2.75%, 06/03/26	475	454
6.60%, 12/01/28 (i)	50	53
4.20%, 09/15/48	50	42
4.00%, 03/15/49	65	52
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	296
5.34%, 05/19/63	300	283
Providence St. Joseph Health
3.74%, 10/01/47	350	267
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	479
Smith & Nephew PLC
5.40%, 03/20/34	200	197
Stryker Corporation
3.50%, 03/15/26	250	243
4.85%, 12/08/28	200	198
4.10%, 04/01/43	200	165
The Cigna Group
4.38%, 10/15/28	210	204
4.80%, 08/15/38 - 07/15/46	820	746
3.88%, 10/15/47	60	45
4.90%, 12/15/48	160	140
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	195
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	211
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	184
5.25%, 02/15/28	200	203
3.88%, 12/15/28	200	191
4.25%, 01/15/29 - 06/15/48	180	163
5.30%, 02/15/30	200	203
4.90%, 04/15/31	200	198
2.30%, 05/15/31	80	67
4.20%, 05/15/32 - 01/15/47	400	358
5.35%, 02/15/33	200	202
5.80%, 03/15/36	150	157
3.50%, 08/15/39	250	201
3.05%, 05/15/41	80	59
4.45%, 12/15/48	60	51
5.88%, 02/15/53	100	104
5.38%, 04/15/54 (b)	200	194
6.05%, 02/15/63	100	105
Viatris Inc.
2.70%, 06/22/30 (b)	90	76
3.85%, 06/22/40 (b)	80	58
4.00%, 06/22/50	110	74
Wyeth LLC
5.95%, 04/01/37	250	263
Zoetis Inc.
5.40%, 11/14/25	200	200
2.00%, 05/15/30	200	168
5.60%, 11/16/32	200	204
		28,772
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	95
Alabama Power Company
6.00%, 03/01/39	250	260
3.70%, 12/01/47	200	148
3.13%, 07/15/51	200	133
Ameren Corporation
5.00%, 01/15/29	200	198
American Water Capital Corp.
5.15%, 03/01/34	250	248
3.75%, 09/01/47	100	76
Appalachian Power Company
5.65%, 04/01/34	200	198
3.70%, 05/01/50	400	277
Arizona Public Service Company
4.50%, 04/01/42	100	85
Atmos Energy Corporation
1.50%, 01/15/31	300	240
5.90%, 11/15/33	100	105
6.20%, 11/15/53	200	215
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	250
5.40%, 06/01/53	200	191

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	188
6.13%, 04/01/36	400	419
3.80%, 07/15/48	100	74
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	95
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	177
CMS Energy Corporation
4.75%, 06/01/50	300	275
Commonwealth Edison Company
5.65%, 06/01/54	200	199
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34 - 12/01/39	400	398
5.38%, 05/15/34	300	301
5.70%, 06/15/40	100	100
3.88%, 06/15/47	300	231
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	194
Consumers Energy Company
4.63%, 05/15/33	300	287
Dominion Energy, Inc.
2.85%, 08/15/26	350	332
3.38%, 04/01/30	250	226
6.88%, 02/01/55	300	307
DTE Electric Company
2.63%, 03/01/31	250	215
2.95%, 03/01/50	400	257
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	693
5.30%, 02/15/40	300	290
3.20%, 08/15/49	250	167
Duke Energy Florida, LLC
3.40%, 10/01/46	60	42
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	263
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	81
Duke Energy Progress, LLC
4.20%, 08/15/45	250	202
5.35%, 03/15/53	100	94
Edison International
6.95%, 11/15/29	200	213
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	198
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33 (b)	400	387
Eversource Energy
3.30%, 01/15/28	200	186
Exelon Corporation
4.95%, 06/15/35	250	233
Florida Power & Light Company
5.05%, 04/01/28	100	100
3.70%, 12/01/47	40	30
4.13%, 06/01/48	600	487
Iberdrola International B.V.
6.75%, 07/15/36	150	168
Idaho Power Company
5.50%, 03/15/53	100	95
Kentucky Utilities Company
5.13%, 11/01/40	150	141
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	84
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	287
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	198
5.00%, 02/28/30	200	198
2.25%, 06/01/30	400	341
5.05%, 02/28/33	200	195
5.25%, 02/28/53	200	186
NiSource Finance Corp.
3.49%, 05/15/27	200	191
NiSource Inc.
5.25%, 03/30/28	100	100
1.70%, 02/15/31	500	398
Northern States Power Company
4.13%, 05/15/44	500	408
5.10%, 05/15/53	200	185
NorthWestern Corporation
4.18%, 11/15/44	150	121
NSTAR Electric Company
3.20%, 05/15/27	200	190
4.95%, 09/15/52	100	90
Ohio Power Company
2.60%, 04/01/30	200	174
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	155
5.25%, 09/30/40	200	192
3.80%, 09/30/47	200	153
One Gas, Inc.
5.10%, 04/01/29	200	200
Pacific Gas And Electric Company
3.15%, 01/01/26	345	332
2.10%, 08/01/27	435	392
4.55%, 07/01/30	235	223
6.95%, 03/15/34	200	215
4.50%, 07/01/40	240	198
4.95%, 07/01/50	275	227
3.50%, 08/01/50	105	69
PacifiCorp
6.25%, 10/15/37	200	206
5.50%, 05/15/54	200	185
PECO Energy Company
4.15%, 10/01/44	250	205
2.85%, 09/15/51	250	155
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	187
5.21%, 12/01/47	100	97
5.10%, 06/01/52	225	215
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	235
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	158
3.00%, 10/01/49	250	165
Progress Energy, Inc.
7.75%, 03/01/31	300	337
Public Service Electric And Gas Company
3.00%, 05/15/27	200	190
5.50%, 03/01/40	200	199
2.05%, 08/01/50	300	163
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	162
Puget Energy, Inc.
5.76%, 10/01/39	200	201
3.25%, 09/15/49	170	112
San Diego Gas & Electric Company
2.50%, 05/15/26	250	238
1.70%, 10/01/30	200	164
5.55%, 04/15/54	200	195
Sempra
5.40%, 08/01/26	200	200
5.50%, 08/01/33	200	200
4.00%, 02/01/48	50	38
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	411
6.00%, 01/15/34	75	77
5.63%, 02/01/36	195	194
4.05%, 03/15/42	200	160
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	163
3.15%, 09/30/51	200	126
Southwest Gas Corporation
5.45%, 03/23/28	100	101
System Energy Resources, Inc.
6.00%, 04/15/28	100	102
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	252
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
The Southern Company
3.70%, 04/30/30 (e)	250	232
4.40%, 07/01/46	400	334
Union Electric Company
3.65%, 04/15/45	350	264
Virginia Electric and Power Company
6.00%, 05/15/37	200	207
4.45%, 02/15/44	100	85
4.00%, 11/15/46	300	234
Washington Gas Light Company
3.80%, 09/15/46	200	151
Wisconsin Electric Power Company
4.75%, 09/30/32	100	98
XCEL Energy Inc.
2.60%, 12/01/29	300	262
		24,489
Information Technology 1.9%
Adobe Inc.
2.30%, 02/01/30	200	175
Apple Inc.
0.70%, 02/08/26 (b)	255	238
2.45%, 08/04/26	320	304
3.35%, 02/09/27 - 08/08/32	475	454
3.20%, 05/11/27	150	144
3.00%, 11/13/27	620	587
4.00%, 05/10/28	200	196
2.20%, 09/11/29	300	266
1.65%, 05/11/30 - 02/08/31	445	372
4.30%, 05/10/33	200	197
2.38%, 02/08/41	90	62
4.25%, 02/09/47	60	52
3.75%, 09/12/47	60	48
2.95%, 09/11/49	300	205
2.65%, 05/11/50	250	160
4.85%, 05/10/53	100	96
2.80%, 02/08/61	240	147
Applied Materials, Inc.
3.90%, 10/01/25	350	345
Atlassian Corporation
5.50%, 05/15/34	300	297
Broadcom Inc.
3.15%, 11/15/25	100	97
3.50%, 01/15/28	300	284
4.75%, 04/15/29 (b)	200	197
5.00%, 04/15/30	250	250
4.15%, 11/15/30	100	95
3.47%, 04/15/34 (f)	255	217
3.50%, 02/15/41 (f)	300	229
3.75%, 02/15/51 (f)	300	225
Cisco Systems, Inc.
2.50%, 09/20/26 (b)	400	380
4.80%, 02/26/27	250	249
5.05%, 02/26/34	250	250
Corning Incorporated
5.75%, 08/15/40	95	94
3.90%, 11/15/49	300	225
4.38%, 11/15/57 (b)	40	31
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	250
6.02%, 06/15/26 (h)	303	306
6.20%, 07/15/30 (h)	250	262
8.10%, 07/15/36 (h)	79	94
8.35%, 07/15/46 (h)	13	16
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	261
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (b) (i)	180	178
6.10%, 04/01/26	200	200
6.35%, 10/15/45 (i)	90	95
Intel Corporation
3.70%, 07/29/25	250	246
3.15%, 05/11/27	150	143
4.88%, 02/10/28	130	130
2.45%, 11/15/29	250	220
5.20%, 02/10/33 (b)	115	115
2.80%, 08/12/41	300	206
4.10%, 05/11/47	150	119
3.73%, 12/08/47	120	88
3.25%, 11/15/49	80	54
5.05%, 08/05/62	105	93
5.90%, 02/10/63	125	125
International Business Machines Corporation
4.00%, 07/27/25	300	296
7.00%, 10/30/25	200	204
3.50%, 05/15/29	210	196
5.88%, 11/29/32	100	105
4.00%, 06/20/42 (b)	200	164
4.25%, 05/15/49	150	122
Intuit Inc.
5.20%, 09/15/33	100	100
5.50%, 09/15/53	300	301
KLA Corporation
3.30%, 03/01/50	300	212
Micron Technology, Inc.
5.38%, 04/15/28 (b)	200	201
Microsoft Corporation
3.13%, 11/03/25	680	663
3.40%, 06/15/27	200	192
2.53%, 06/01/50	377	238
2.92%, 03/17/52	210	143
2.68%, 06/01/60	179	109
3.04%, 03/17/62	220	145
Motorola Solutions, Inc.
4.60%, 05/23/29	300	292
NVIDIA Corporation
1.55%, 06/15/28 (b)	300	267
3.50%, 04/01/40	300	248
Oracle Corporation
2.65%, 07/15/26	500	474
3.25%, 11/15/27	210	198
2.88%, 03/25/31	230	199
6.25%, 11/09/32	110	116
3.90%, 05/15/35	350	303
3.80%, 11/15/37	200	165
3.60%, 04/01/40	400	308
4.50%, 07/08/44	200	167
4.13%, 05/15/45	200	157
6.90%, 11/09/52	105	118
5.55%, 02/06/53	95	90
4.38%, 05/15/55	310	242
4.10%, 03/25/61 (b)	235	169
Qualcomm Incorporated
5.40%, 05/20/33	200	207
4.65%, 05/20/35	60	58
4.50%, 05/20/52	250	216
6.00%, 05/20/53	100	108
Roper Technologies, Inc.
1.40%, 09/15/27	300	267
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	200	184
2.65%, 08/09/31 (h)	200	164
Texas Instruments Incorporated
4.90%, 03/14/33 (b)	100	100
4.85%, 02/08/34	250	248
4.15%, 05/15/48	75	62
5.00%, 03/14/53	200	187
VMware LLC
4.70%, 05/15/30 (h)	250	242
		19,331
Consumer Staples 1.8%
Altria Group, Inc.
4.80%, 02/14/29	180	177
5.80%, 02/14/39	110	110
4.50%, 05/02/43	200	164
5.95%, 02/14/49	400	392
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	459

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.90%, 02/01/46	300	276
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29 (b)	280	279
3.50%, 06/01/30	110	102
5.45%, 01/23/39	500	507
4.44%, 10/06/48	362	310
5.80%, 01/23/59	295	307
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	284
B.A.T Capital Corporation
3.22%, 09/06/26	250	239
2.73%, 03/25/31 (b)	300	253
4.39%, 08/15/37	150	127
4.54%, 08/15/47	100	77
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	468
Brown-Forman Corporation
4.75%, 04/15/33	100	98
California Institute of Technology
4.32%, 08/01/45	40	36
Campbell Soup Company
4.15%, 03/15/28	300	290
5.40%, 03/21/34 (b)	200	199
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	190
3.95%, 08/01/47	200	158
Coca-Cola Company, The
2.13%, 09/06/29	250	220
1.38%, 03/15/31	300	241
2.25%, 01/05/32	350	295
3.00%, 03/05/51	300	203
5.30%, 05/13/54	300	297
Conagra Brands, Inc.
1.38%, 11/01/27	300	264
5.30%, 11/01/38	55	52
5.40%, 11/01/48	55	51
Constellation Brands, Inc.
3.15%, 08/01/29	400	363
Costco Wholesale Corporation
3.00%, 05/18/27	80	76
1.38%, 06/20/27	300	272
Dollar General Corporation
5.45%, 07/05/33	200	199
Dollar Tree, Inc.
4.20%, 05/15/28	90	86
General Mills, Inc.
4.20%, 04/17/28	105	102
Haleon US Capital LLC
4.00%, 03/24/52	250	197
Kenvue Inc.
5.35%, 03/22/26	200	200
5.00%, 03/22/30	200	201
4.90%, 03/22/33	100	99
5.05%, 03/22/53	200	189
5.20%, 03/22/63 (b)	100	94
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	200
5.20%, 03/15/31	200	199
4.50%, 04/15/52	100	83
Kraft Heinz Foods Company
3.88%, 05/15/27	200	193
5.00%, 06/04/42	400	362
4.38%, 06/01/46 (b)	200	162
Massachusetts Institute of Technology
5.60%, 07/01/11	100	105
4.68%, 07/01/14	250	223
McCormick & Company, Incorporated
0.90%, 02/15/26	405	377
1.85%, 02/15/31	300	244
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	174
Molson Coors Beverage Company
3.00%, 07/15/26	500	479
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	244
PepsiCo, Inc.
3.00%, 10/15/27 (b)	500	473
3.45%, 10/06/46	90	68
2.75%, 10/21/51	50	32
3.88%, 03/19/60	400	313
Philip Morris International Inc.
4.75%, 02/12/27	250	248
4.38%, 11/15/41	300	252
RELX Capital Inc.
4.00%, 03/18/29	300	288
Reynolds American Inc.
5.70%, 08/15/35 (b)	100	97
Southern California, University of
3.03%, 10/01/39	450	361
5.25%, 10/01/11	20	19
Sysco Corporation
5.95%, 04/01/30 (h)	266	277
6.00%, 01/17/34	200	210
6.60%, 04/01/50 (h)	300	335
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	16
The Estee Lauder Companies Inc.
5.00%, 02/14/34	250	245
3.13%, 12/01/49	225	150
The J. M. Smucker Company
3.38%, 12/15/27	250	237
The Kroger Co.
4.50%, 01/15/29	300	294
7.50%, 04/01/31	150	168
4.45%, 02/01/47	300	247
Tyson Foods, Inc.
5.15%, 08/15/44	200	175
Unilever Capital Corporation
1.38%, 09/14/30	500	408
University of Notre Dame du Lac
3.44%, 02/15/45	250	197
University of Washington
3.52%, 04/15/54	100	76
Walmart Inc.
4.00%, 04/15/26	200	197
3.90%, 04/15/28	200	195
3.70%, 06/26/28 (b)	185	179
3.63%, 12/15/47	300	233
4.50%, 09/09/52 (b)	100	89
4.50%, 04/15/53	200	177
		18,504
Energy 1.8%
Apache Corporation
4.25%, 01/15/30	200	186
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	378
4.49%, 05/01/30	500	485
BP Capital Markets America Inc.
3.63%, 04/06/30	750	699
4.81%, 02/13/33	95	92
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	85
Burlington Resources Finance Co
7.20%, 08/15/31	100	112
Canadian Natural Resources Limited
5.85%, 02/01/35	150	149
6.25%, 03/15/38	150	154
Cenovus Energy Inc.
6.75%, 11/15/39	87	94
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	202
5.75%, 08/15/34 (f)	300	300
Chevron Corporation
2.95%, 05/16/26	110	106
2.24%, 05/11/30	180	156
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	97
Conoco Funding Company
7.25%, 10/15/31	75	84
ConocoPhillips
6.95%, 04/15/29	200	216
ConocoPhillips Company
5.05%, 09/15/33	300	297
3.76%, 03/15/42	300	240
Devon Energy Corporation
5.85%, 12/15/25	57	57
Diamondback Energy, Inc.
5.40%, 04/18/34	200	198
Enable Midstream Partners, LP
4.95%, 05/15/28	300	296
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	229
Enbridge Inc.
6.70%, 11/15/53	50	55
Energy Transfer LP
4.75%, 01/15/26	350	346
4.95%, 06/15/28	300	296
3.75%, 05/15/30	250	230
6.55%, 12/01/33	75	79
7.50%, 07/01/38	200	228
6.50%, 02/01/42 (b)	150	155
5.00%, 05/15/50	200	170
Enterprise Products Operating LLC
3.70%, 02/15/26	350	341
2.80%, 01/31/30	250	223
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	107
4.45%, 02/15/43	150	129
4.95%, 10/15/54	300	265
3.95%, 01/31/60	100	73
Equinor ASA
3.13%, 04/06/30	300	273
3.95%, 05/15/43	300	247
Exxon Mobil Corporation
3.04%, 03/01/26	315	305
2.28%, 08/16/26	150	142
2.61%, 10/15/30	360	316
3.00%, 08/16/39	300	228
4.11%, 03/01/46	205	169
3.10%, 08/16/49	200	135
Halliburton Company
3.80%, 11/15/25	58	57
7.45%, 09/15/39	250	295
5.00%, 11/15/45	120	109
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	399
HF Sinclair Corporation
6.38%, 04/15/27 (f)	200	200
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	262
5.40%, 09/01/44	250	229
Kinder Morgan, Inc.
5.30%, 12/01/34	350	339
3.60%, 02/15/51	300	205
Marathon Petroleum Corporation
6.50%, 03/01/41	300	312
MPLX LP
4.50%, 04/15/38	105	92
5.50%, 02/15/49	80	74
4.90%, 04/15/58	110	90
ONEOK Partners, L.P.
6.65%, 10/01/36	150	159
ONEOK, Inc.
4.00%, 07/13/27	200	193
4.55%, 07/15/28	50	49
5.65%, 11/01/28	150	152
3.25%, 06/01/30	250	224
6.63%, 09/01/53	150	160
Ovintiv Canada ULC
7.20%, 11/01/31	130	140
Phillips 66
4.65%, 11/15/34	250	232
4.90%, 10/01/46	150	131
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	159
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	99
4.20%, 03/15/28	300	289
4.50%, 05/15/30	250	240
Shell International Finance B.V.
2.75%, 04/06/30	250	223
6.38%, 12/15/38	200	220
4.00%, 05/10/46	155	125
3.13%, 11/07/49	200	136
3.25%, 04/06/50	250	174
Suncor Energy Inc.
4.00%, 11/15/47	340	255
Targa Resources Corp.
6.50%, 03/30/34	200	212
TotalEnergies Capital International
3.46%, 07/12/49	50	36
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	400
6.20%, 03/09/26	200	200
4.10%, 04/15/30	250	236
6.20%, 10/15/37 (b)	100	103
5.00%, 10/16/43	150	135
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	225
Western Midstream Operating, LP
4.65%, 07/01/26	200	196
4.75%, 08/15/28	100	98
Williams Companies, Inc., The
3.50%, 11/15/30	250	226
Williams Partners L.P.
4.00%, 09/15/25	350	343
3.75%, 06/15/27	300	288
6.30%, 04/15/40	200	207
		18,483
Communication Services 1.8%
Alphabet Inc.
0.45%, 08/15/25	250	238
2.00%, 08/15/26	300	282
1.10%, 08/15/30	280	228
2.25%, 08/15/60 (b)	225	125
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	107
4.38%, 07/16/42	200	169
AT&T Inc.
2.30%, 06/01/27	500	462
4.35%, 03/01/29 - 06/15/45	255	233
2.55%, 12/01/33	751	598
4.50%, 05/15/35 - 03/09/48	1,606	1,416
3.65%, 06/01/51 - 09/15/59	706	491
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	305
Charter Communications Operating, LLC
4.91%, 07/23/25	79	78
6.65%, 02/01/34	250	252
6.55%, 06/01/34	300	300
6.48%, 10/23/45	210	192
5.75%, 04/01/48	100	84
4.80%, 03/01/50 (b)	200	146
5.25%, 04/01/53	200	157
4.40%, 12/01/61	75	50
5.50%, 04/01/63	300	232
Comcast Corporation
3.38%, 08/15/25	290	284
4.15%, 10/15/28	650	629
4.55%, 01/15/29	100	98
6.50%, 11/15/35	100	109
6.95%, 08/15/37	250	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
3.90%, 03/01/38	70	59
4.00%, 08/15/47 - 03/01/48	410	321
4.70%, 10/15/48	365	323
2.45%, 08/15/52	750	423
5.50%, 05/15/64	120	115
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	350
Electronic Arts Inc.
2.95%, 02/15/51	300	194
Fox Corporation
6.50%, 10/13/33	200	210
5.48%, 01/25/39	65	62
5.58%, 01/25/49	80	73
Meta Platforms, Inc.
4.80%, 05/15/30	100	100
4.95%, 05/15/33 (b)	85	85
5.60%, 05/15/53 (b)	200	204
5.75%, 05/15/63	165	169
Omnicom Group Inc.
2.60%, 08/01/31 (b)	375	316
Orange
5.38%, 01/13/42	100	95
5.50%, 02/06/44	300	290
Paramount Global
7.88%, 07/30/30	125	128
Rogers Communications Inc.
3.63%, 12/15/25	300	292
3.70%, 11/15/49	250	176
4.55%, 03/15/52	300	244
Telefonica Emisiones SA
5.52%, 03/01/49	300	277
Telefonica Europe B.V.
8.25%, 09/15/30	250	283
T-Mobile USA, Inc.
2.05%, 02/15/28	900	808
3.88%, 04/15/30	435	407
2.55%, 02/15/31	400	340
4.50%, 04/15/50	160	133
5.75%, 01/15/54	200	199
3.60%, 11/15/60	100	67
5.80%, 09/15/62 (b)	100	99
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	56
Verizon Communications Inc.
1.45%, 03/20/26	325	304
4.13%, 03/16/27	300	292
4.33%, 09/21/28	400	388
4.02%, 12/03/29	982	928
1.75%, 01/20/31	130	105
2.36%, 03/15/32	250	204
3.40%, 03/22/41	215	164
3.70%, 03/22/61	405	286
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	161
4.25%, 09/17/50	75	59
5.13%, 06/19/59	110	96
5.75%, 02/10/63	50	47
Walt Disney Company, The
2.00%, 09/01/29	625	543
6.20%, 12/15/34	50	54
2.75%, 09/01/49	225	143
3.80%, 05/13/60	350	259
		18,477
Industrials 1.7%
3M Company
2.38%, 08/26/29	690	602
Air Lease Corporation
2.20%, 01/15/27	200	185
5.30%, 02/01/28	300	299
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	284
Boeing Company, The
2.70%, 02/01/27	125	115
5.04%, 05/01/27 (h)	100	98
2.95%, 02/01/30	125	107
5.15%, 05/01/30 (h)	285	273
6.53%, 05/01/34 (f) (h)	400	409
5.88%, 02/15/40	25	23
5.71%, 05/01/40 (b) (h)	500	461
3.90%, 05/01/49	40	27
3.95%, 08/01/59	125	79
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	108
5.75%, 05/01/40	400	410
Canadian National Railway Company
3.65%, 02/03/48	300	232
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	216
6.13%, 09/15/15	90	91
Carrier Global Corporation
2.72%, 02/15/30	125	110
5.90%, 03/15/34	250	261
3.58%, 04/05/50	305	221
Caterpillar Inc.
3.25%, 04/09/50	250	178
CSX Corporation
3.80%, 03/01/28	300	288
5.50%, 04/15/41	205	204
4.30%, 03/01/48	50	42
3.95%, 05/01/50	300	236
Cummins Inc.
1.50%, 09/01/30	300	246
2.60%, 09/01/50	200	121
Deere & Company
3.90%, 06/09/42	200	167
Dover Corporation
5.38%, 03/01/41	150	146
Eaton Corporation
4.15%, 11/02/42	100	85
Equifax Inc.
3.10%, 05/15/30	250	223
FedEx Corporation
3.25%, 04/01/26	300	290
4.25%, 05/15/30	300	288
3.88%, 08/01/42	200	157
5.25%, 05/15/50	100	93
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	203
GATX Corporation
6.90%, 05/01/34	200	217
General Dynamics Corporation
3.75%, 05/15/28	300	289
General Electric Company
6.88%, 01/10/39	300	339
Honeywell International Inc.
1.10%, 03/01/27	300	272
1.75%, 09/01/31	250	203
3.81%, 11/21/47	300	235
Howmet Aerospace Inc.
3.00%, 01/15/29	300	273
Kennametal Inc.
4.63%, 06/15/28	100	98
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	267
5.05%, 04/27/45	250	231
Lockheed Martin Corporation
3.55%, 01/15/26	100	97
4.50%, 05/15/36	105	99
4.07%, 12/15/42 (b)	243	204
4.09%, 09/15/52	107	86
Norfolk Southern Corporation
2.30%, 05/15/31	300	252
2.90%, 08/25/51	250	155
5.95%, 03/15/64	100	102
Northrop Grumman Corporation
3.25%, 01/15/28	150	141
3.85%, 04/15/45	250	196
Otis Worldwide Corporation
3.11%, 02/15/40	300	223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation
4.00%, 06/14/49	40	31
Republic Services, Inc.
4.88%, 04/01/29	100	99
5.00%, 12/15/33 - 04/01/34	300	294
RTX Corporation
3.13%, 05/04/27	400	379
4.13%, 11/16/28	395	380
6.10%, 03/15/34	250	263
4.50%, 06/01/42	300	260
4.80%, 12/15/43	25	22
4.05%, 05/04/47	200	158
4.63%, 11/16/48	90	77
6.40%, 03/15/54	200	218
Snap-on Incorporated
3.25%, 03/01/27	250	240
Southwest Airlines Co.
5.13%, 06/15/27	200	199
2.63%, 02/10/30	600	519
Textron Inc.
6.10%, 11/15/33	200	208
Trane Technologies Luxembourg Finance S.A.
3.50%, 03/21/26	200	194
3.80%, 03/21/29	200	190
4.50%, 03/21/49	200	171
Union Pacific Corporation
3.95%, 09/10/28	300	291
4.50%, 01/20/33 (b)	100	96
3.84%, 03/20/60	445	327
3.80%, 04/06/71 (b)	50	35
3.85%, 02/14/72	80	57
United Parcel Service, Inc.
6.20%, 01/15/38	350	379
3.75%, 11/15/47	70	54
5.60%, 05/22/64	200	198
Verisk Analytics, Inc.
5.75%, 04/01/33	200	205
W.W. Grainger, Inc.
4.60%, 06/15/45	200	179
Waste Connections, Inc.
5.00%, 03/01/34	250	245
Waste Management, Inc.
1.15%, 03/15/28	300	262
4.15%, 07/15/49	50	41
		17,828
Consumer Discretionary 1.2%
Amazon.com, Inc.
3.30%, 04/13/27	165	158
3.15%, 08/22/27	740	702
1.65%, 05/12/28 (b)	400	356
1.50%, 06/03/30	130	108
3.60%, 04/13/32	135	124
3.88%, 08/22/37	170	150
2.50%, 06/03/50	200	122
2.70%, 06/03/60	55	32
3.25%, 05/12/61	240	160
4.10%, 04/13/62	160	128
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	335
AutoZone, Inc.
3.75%, 06/01/27	200	192
Discovery Communications, LLC
3.95%, 03/20/28 (b)	105	98
3.63%, 05/15/30	400	352
5.20%, 09/20/47	75	58
eBay Inc.
1.40%, 05/10/26	300	279
3.65%, 05/10/51	15	11
Ford Motor Company
7.40%, 11/01/46	300	326
General Motors Company
5.00%, 04/01/35	200	187
5.15%, 04/01/38	70	64
Hasbro, Inc.
6.35%, 03/15/40	300	308
Home Depot, Inc. , The
3.00%, 04/01/26	500	482
1.38%, 03/15/31 (b)	300	239
4.50%, 09/15/32	200	194
5.88%, 12/16/36	600	636
3.13%, 12/15/49	200	136
4.95%, 09/15/52 (b)	150	139
3.50%, 09/15/56	200	142
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	183
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	588
3.65%, 04/05/29	75	70
2.80%, 09/15/41	300	206
3.00%, 10/15/50	300	188
5.80%, 09/15/62	105	102
Magna International Inc.
5.98%, 03/21/26	200	200
Marriott International, Inc.
3.13%, 06/15/26	500	480
5.30%, 05/15/34	250	245
McDonald's Corporation
3.70%, 01/30/26	175	171
6.30%, 03/01/38	200	215
4.88%, 12/09/45	165	148
3.63%, 09/01/49	200	145
5.45%, 08/14/53	300	290
NIKE, Inc.
2.85%, 03/27/30	400	360
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	101
1.75%, 03/15/31	300	242
PVH Corp.
4.63%, 07/10/25 (h)	400	395
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	290
Starbucks Corporation
4.00%, 11/15/28	200	193
2.55%, 11/15/30	500	432
5.00%, 02/15/34	250	244
4.50%, 11/15/48	200	167
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	193
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	285
5.39%, 03/15/62	500	390
		12,782
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	241
4.85%, 04/15/49	300	253
5.63%, 05/15/54	300	281
American Tower Corporation
1.60%, 04/15/26	300	280
1.50%, 01/31/28	500	438
3.80%, 08/15/29	90	84
2.70%, 04/15/31	375	317
5.65%, 03/15/33	200	201
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	298
5.35%, 06/01/34	200	200
Boston Properties Limited Partnership
2.90%, 03/15/30	200	170
COPT Defense Properties
2.00%, 01/15/29	450	382
Crown Castle Inc.
3.70%, 06/15/26 (b)	140	135
3.65%, 09/01/27	80	76
5.80%, 03/01/34	300	303
3.25%, 01/15/51	50	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Equinix, Inc.
1.45%, 05/15/26	300	279
3.40%, 02/15/52	300	204
ERP Operating Limited Partnership
2.50%, 02/15/30	200	174
GLP Financing, LLC
5.38%, 04/15/26	150	149
5.75%, 06/01/28	300	300
6.75%, 12/01/33	200	209
Healthpeak OP, LLC
5.25%, 12/15/32	150	147
6.75%, 02/01/41	200	218
Kimco Realty OP, LLC
2.70%, 10/01/30	200	173
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	320
NNN REIT, Inc.
3.10%, 04/15/50	200	127
ProLogis, L.P.
2.13%, 04/15/27	100	92
2.25%, 04/15/30 (b)	175	150
4.63%, 01/15/33	100	96
4.75%, 06/15/33 (b)	100	96
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	267
Realty Income Corporation
4.13%, 10/15/26	250	244
4.85%, 03/15/30	300	294
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	398
Simon Property Group, L.P.
3.30%, 01/15/26	250	242
2.65%, 07/15/30	200	174
5.50%, 03/08/33	100	101
3.25%, 09/13/49	65	43
3.80%, 07/15/50	200	146
5.85%, 03/08/53	100	99
Store Capital LLC
4.50%, 03/15/28 (b)	200	190
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	296
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	163
UDR, Inc.
2.10%, 08/01/32	200	156
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	176
Welltower Inc.
4.95%, 09/01/48	150	136
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		9,638
Materials 0.6%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	300	297
4.85%, 02/08/34 (b)	250	245
Albemarle Corporation
5.45%, 12/01/44	150	137
Avery Dennison Corporation
5.75%, 03/15/33	200	205
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	75
Dow Chemical Company, The
4.63%, 10/01/44	250	213
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	199
5.32%, 11/15/38	54	56
5.42%, 11/15/48	115	119
Ecolab Inc.
1.30%, 01/30/31	300	238
2.13%, 08/15/50	200	111
2.75%, 08/18/55	75	45
EIDP, Inc.
2.30%, 07/15/30	300	258
FMC Corporation
4.50%, 10/01/49	150	114
6.38%, 05/18/53	200	197
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	283
LYB International Finance B.V.
5.25%, 07/15/43	300	272
LYB International Finance III, LLC
3.80%, 10/01/60	200	135
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	285
Mosaic Company, The
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	333
Newmont Corporation
5.88%, 04/01/35	200	207
Nucor Corporation
2.70%, 06/01/30	300	265
2.98%, 12/15/55	200	123
Nutrien Ltd.
4.90%, 03/27/28	100	99
2.95%, 05/13/30 (b)	300	266
3.95%, 05/13/50	150	113
5.80%, 03/27/53	100	99
PPG Industries, Inc.
2.80%, 08/15/29	200	180
2.55%, 06/15/30	300	262
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	260
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	100
Southern Copper Corporation
7.50%, 07/27/35	150	175
Steel Dynamics, Inc.
3.25%, 10/15/50	115	75
The Sherwin-Williams Company
3.45%, 06/01/27	350	333
4.50%, 06/01/47	70	59
Vale Overseas Ltd
3.75%, 07/08/30	100	90
6.88%, 11/21/36	200	215
Westlake Corporation
3.38%, 08/15/61	200	121
		6,877
Total Corporate Bonds And Notes (cost $311,927)		271,130
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	150	149
Series 2023-A-1, 4.87%, 05/15/26	200	199
Series 2023-A-2, 4.80%, 05/15/28	300	299
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	196
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	128
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	442
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	178
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (d)	200	209
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	745
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	244
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	247

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	333
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	358
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	261
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	250	250
Carmax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	300	304
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	273
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	700
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	197
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	639	626
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	268
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	427
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	246
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-A3-1, 4.66%, 08/17/26	200	198
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	178
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	90
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	261
Honda Auto Receivables 2023-1 Owner Trust
Series 2023-A3-1, 5.04%, 04/21/26	250	249
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	150	149
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A3-1, 4.51%, 11/15/27	200	198
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	470
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	279	260
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	941
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	140
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A3-A, 4.63%, 09/15/27	250	248
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	297
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	105	101
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	132	130
Verizon Master Trust
Series 2022-A-6, 3.67%, 07/21/25	300	294
Series 2022-A-2, REMIC, 1.53%, 01/21/25	275	269
Volkswagen Auto Loan Enhanced Trust 2023-1
Series 2023-A3-1, 5.02%, 06/20/28	100	99
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	950
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	237
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	200	198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,302)		13,236
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 5.21% (j) (k)	47,942	47,942
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.31% (j) (k)	4,182	4,182
Total Short Term Investments (cost $52,124)		52,124
Total Investments 104.7% (cost $1,191,832)		1,082,759
Total Forward Sales Commitments (0.5)% (proceeds $5,300)		(5,279)
Other Assets and Liabilities, Net (4.2)%		(43,164)
Total Net Assets 100.0%		1,034,316

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $56,656.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $1,832 and 0.2% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/39 (a)	(550)	(497)
TBA, 2.50%, 07/15/54 (a)	(3,175)	(2,595)
TBA, 3.00%, 07/15/54 (a)	(750)	(639)
TBA, 3.50%, 07/15/54 (a)	(75)	(66)
TBA, 2.50%, 08/15/54 (a)	(375)	(307)
TBA, 3.00%, 08/15/54 (a)	(200)	(170)
TBA, 3.50%, 08/15/54 (a)	(175)	(155)
Government National Mortgage Association
TBA, 2.50%, 07/15/54 (a)	(50)	(42)
TBA, 3.00%, 07/15/54 (a)	(550)	(480)
TBA, 3.50%, 07/15/54 (a)	(125)	(112)
TBA, 2.50%, 08/15/54 (a)	(100)	(84)
TBA, 3.00%, 08/15/54 (a)	(75)	(65)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
TBA, 3.50%, 08/15/54 (a)	(75)	(67)
Total Government And Agency Obligations (proceeds $5,300)		(5,279)
Total Forward Sales Commitments (0.5%) (proceeds $5,300)		(5,279)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $5,300.

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	42,289	56,817	51,164	1,157	—	—	47,942	4.6
JNL Government Money Market Fund, 5.31% - Class SL	6,782	19,648	22,248	126	—	—	4,182	0.4
	49,071	76,465	73,412	1,283	—	—	52,124	5.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	746,269	—	746,269
Corporate Bonds And Notes	—	271,130	—	271,130
Non-U.S. Government Agency Asset-Backed Securities	—	13,236	—	13,236
Short Term Investments	52,124	—	—	52,124
	52,124	1,030,635	—	1,082,759
Liabilities - Securities
Government And Agency Obligations	—	(5,279)	—	(5,279)
	—	(5,279)	—	(5,279)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 97.6%
China 23.1%
360 Security Technology Inc. - Class A	66	69
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	13
AAC Technologies Holdings Inc.	68	266
ACM Research (Shanghai), Inc. - Class A	2	23
AECC Aero-Engine Control Co., Ltd. - Class A	11	29
Agricultural Bank of China Limited - Class H	2,842	1,212
AIMA Technology Group Co., Ltd. - Class A	6	23
Aisino Co.Ltd. - Class A	18	18
Akeso Inc. (a) (b)	53	256
Alibaba Group Holding Limited (c)	1,765	15,847
Alibaba Health Information Technology Limited (a)	578	231
Aluminum Corporation of China Limited - Class A	64	67
Aluminum Corporation of China Limited - Class H	320	218
Amlogic (Shanghai) Co., Ltd. - Class A	3	28
Andon Health Co., Ltd. - Class A	5	25
Angel Yeast Co., Ltd. - Class A	9	33
Anhui Conch Cement Company Limited - Class A	39	128
Anhui Conch Cement Company Limited - Class H	108	257
Anhui Gujing Distillery Company Limited - Class A	3	81
Anhui Gujing Distillery Company Limited - Class B	10	150
Anhui Jianghuai Automobile Group Co., Ltd. - Class A	20	43
Anhui Kouzi Distillery Co., Ltd. - Class A	7	36
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	45
Anjing Food Group Co., Ltd. - Class A	3	27
ANTA Sports Products Limited	145	1,390
Aojie Technology Co., Ltd. - Class A (a)	3	15
APT Medical Inc. - Class A	1	39
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	32
Atour Lifestyle Holdings Limited - ADR	6	111
Autobio Diagnostics Co., Ltd. - Class A	5	34
Avary Holding (Shenzhen) Co., Ltd - Class A	20	110
Avic Capital Co., Ltd. - Class A	97	30
AviChina Industry & Technology Company Limited - Class H	257	115
Avicopter PLC - Class A	6	36
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	30
Baidu, Inc. - Class A (a) (c)	241	2,611
Baiyin Nonferrous Group Co., Ltd. - Class A	45	17
Bank of Beijing Co., Ltd. - Class A	152	123
Bank of Changsha Co., Ltd. - Class A	34	38
Bank of Chengdu Co., Ltd. - Class A	40	84
Bank of China Limited - Class H	8,251	4,061
Bank of Communications Co., Ltd. - Class A	295	304
Bank of Communications Co., Ltd. - Class H	814	638
Bank of Jiangsu Co., Ltd. - Class A	153	156
Bank of Nanjing Co., Ltd. - Class A	74	106
Bank of Ningbo Co., Ltd. - Class A	51	154
Bank of Shanghai Co., Ltd. - Class A	49	49
Bank of Suzhou Co., Ltd. - Class A	29	30
Baoshan Iron & Steel Co., Ltd. - Class A	161	148
Baotou Iron&Steel (Group) Co., Ltd. - Class A (a)	473	91
BBMG Corporation - Class A	58	11
BeiGene, Ltd. (a) (c)	73	800
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	24
Beijing Enterprises Holdings Limited	44	149
Beijing Enterprises Water Group Limited	356	109
Beijing Huaer Company Limited - Class A	48	40
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	1	17
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	14
Beijing Jingneng Power Co. , Ltd. - Class A	47	21
Beijing Kingsoft Office Software Co.,Ltd - Class A	4	118
Beijing New Building Material (Group) Co., Ltd. - Class A	18	74
Beijing Roborock Technology Co., Ltd. - Class A	1	41
Beijing Shiji Information Technology Co., Ltd. - Class A	5	4
Beijing Shougang Co., Ltd. - Class A	34	13
Beijing Tiantan Biological Products Corporation Limited - Class A	12	40
Beijing Tongrentang Co., Ltd. - Class A	13	66
Beijing United Information Technology Co., Ltd. - Class A	6	16
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	55
Beijing Yanjing Brewery Co., Ltd. - Class A	23	28
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	10
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	20
Bethel Automotive Safety Systems Co., Ltd - Class A	5	27
Bicycle Club Joint Venture, L.P. - Class A (a)	35	48
Bilibili Inc (a)	25	390
Bloomage Biotechnology Corporation Limited - Class A	2	18
Bluestar Adisseo Co., Ltd - Class A	24	32
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	22
BOC International (China) Co., Ltd. - Class A	25	31
BOE Technology Group Co., Ltd. - Class A	193	108
Bosideng International Holdings Limited	388	241
BYD Company Limited - Class A	14	489
BYD Company Limited - Class H	107	3,171
BYD Electronic (International) Company Limited	85	432
Caida Securities Co., Ltd. - Class A	33	26
Caitong Securities Co., Ltd. - Class A	50	45
Cambricon Technologies Corporation Limited - Class A (a)	2	64
Cathay Biotech, Inc. - Class A	2	13
CGN Power Co., Ltd. - Class A	122	77
CGN Power Co., Ltd. - Class H (c)	1,076	474
Chacha Food Company, Limited - Class A	4	16
Changchun BCHT Biotechnology Co. - Class A	3	11
Changchun High-Tech Industries (Group) Inc. - Class A	4	54
Changjiang Securities Co., Ltd. - Class A	59	39
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	45
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	25
China Aviation Power Co., Ltd. - Class A	25	127
China Baoan Group Co., Ltd. - Class A	31	37
China CITIC Bank Corporation Limited - Class A	169	155
China CITIC Bank Corporation Limited - Class H	1,015	651
China Coal Energy Company Limited - Class A	20	33
China Coal Energy Company Limited - Class H	195	228
China Construction Bank Corporation - Class A	68	69
China Construction Bank Corporation - Class H	10,158	7,494
China CSSC Holdings Limited - Class A	32	180
China Eastern Airlines Corporation Limited - Class A (a)	150	83
China Eastern Airlines Corporation Limited - Class H (a) (b)	58	15
China Energy Engineering Corporation Limited - Class A	264	77
China Energy Engineering Corporation Limited - Class H	658	72
China Everbright Bank Company Limited - Class A	319	139
China Everbright Bank Company Limited - Class H	326	101
China Everbright Environment Group Limited	412	206
China Feihe Limited (c)	396	183
China Film Co., Ltd. - Class A	18	27
China First Heavy Industries - Class A (a)	53	17
China Galaxy Securities Co., Ltd. - Class A	36	54
China Galaxy Securities Co., Ltd. - Class H	399	209
China Gas Holdings Limited	280	251
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	21
China Hongqiao Group Limited	267	403
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	70
China International Capital Corporation Limited - Class H (c)	147	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	38
China International Marine Containers (Group) Co., Ltd. - Class H	44	40
China Jushi Co., Ltd. - Class A	41	63
China Life Insurance Company Limited - Class H	784	1,104
China Literature Limited (a) (c)	47	152
China Longyuan Power Group Corporation Limited - Class A	29	70
China Longyuan Power Group Corporation Limited - Class H	350	314
China Medical System Holdings Limited	148	126
China Mengniu Dairy Company Limited	308	550
China Merchants Bank Co., Ltd. - Class A	169	794
China Merchants Bank Co., Ltd. - Class H	393	1,777
China Merchants Energy Shipping Co., Ltd. - Class A	68	79
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	70
China Merchants Port Holdings Company Limited	108	161
China Merchants Securities Co., Ltd. - Class A	29	55
China Merchants Securities Co., Ltd. - Class H (c)	82	64
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	84
China Minsheng Banking Corp., Ltd. - Class A	297	155
China Minsheng Banking Corp., Ltd. - Class H	654	226
China Molybdenum Co., Ltd - Class A	156	182
China Molybdenum Co., Ltd - Class H	341	311
China National Medicines Corporation Ltd. - Class A	7	30
China National Nuclear Power Co Ltd - Class A	144	212
China National Software and Service Company Limited - Class A (a)	8	31
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	46
China Oilfield Services Limited - Class A	22	51
China Oilfield Services Limited - Class H	170	163
China Overseas Land & Investment Limited	385	666
China Pacific Insurance (Group) Co., Ltd. - Class A	51	196
China Pacific Insurance (Group) Co., Ltd. - Class H	282	686
China Petroleum & Chemical Corporation - Class A	360	313
China Petroleum & Chemical Corporation - Class H	2,328	1,505
China Petroleum Engineering Corporation - Class A	45	19
China Power International Development Limited	446	231
China Railway Construction Group Co., Ltd. - Class A	32	16
China Railway Group Limited - Class A	173	155
China Railway Group Limited - Class H	401	221
China Railway Hi-Tech Industry Corporation Limited - Class A	20	20
China Railway Signal & Communication Corporation Limited - Class A	63	52
China Railway Signal & Communication Corporation Limited - Class H	178	76
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	33
China Resources Gas Group Limited	95	331
China Resources Land Limited	305	1,033
China Resources Microelectronics Limited - Class A	10	51
China Resources Mixc Lifestyle Services Limited (c)	70	232
China Resources Pharmaceutical Group Limited (c)	219	162
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	12	71
China Science Publishing & Media Ltd. - Class A	7	18
China Securities Co., Ltd. - Class A	34	90
China Shenhua Energy Company Limited - Class A	51	310
China Shenhua Energy Company Limited - Class H	344	1,582
China Southern Airlines Company Limited - Class A (a)	130	105
China Southern Airlines Company Limited - Class H (a)	22	8
China Southern Power Grid Co., Ltd. - Class A	32	19
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	14
China Southern Power Grid Technology Co., Ltd. - Class A	3	13
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H	198	90
China Taiping Insurance Holdings Company Limited	138	141
China Three Gorges New Energy (Group) Co., Ltd. - Class A	262	157
China Tourism Group Duty Free Corporation Limited - Class A	15	127
China Tourism Group Duty Free Corporation Limited - Class H (b)	12	75
China Tower Corporation Limited - Class H (c)	4,576	591
China Vanke Co., Ltd. - Class A	75	71
China Vanke Co., Ltd. - Class H (b)	237	141
China XD Electric Co., Ltd. - Class A	46	50
China Yangtze Power Co., Ltd. - Class A	188	749
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	31
China Zheshang Bank Co., Ltd. - Class A	151	57
China Zheshang Bank Co., Ltd. - Class H (c)	126	34
Chongqing Brewery Co., Ltd. - Class A	5	43
Chongqing Changan Automobile Company Limited - Class A	52	96
Chongqing Changan Automobile Company Limited - Class B	179	84
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	18
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	49
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	126
Chongqing Taiji Industry(Group) Co.,Ltd - Class A	5	21
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	8
CITIC Limited	658	597
Citic Pacific Special Steel Group - Class A	13	24
CITIC Securities Company Limited - Class A	98	245
CITIC Securities Company Limited - Class H	163	239
CNOOC Energy Development Co., Ltd. - Class A	52	30
CNPC Capital Company Limited - Class A	44	33
Cofco Sugar Holding Co.,Ltd - Class A	15	20
Copper Sub Corporation, Inc. - Class A	29	40
COSCO SHIPPING Development Co., Ltd. - Class A	121	43
COSCO SHIPPING Development Co., Ltd. - Class H	270	39
Cosco Shipping Energy Transportation Co., Ltd. - Class A	35	76
Cosco Shipping Energy Transportation Co., Ltd. - Class H (b)	106	138
COSCO Shipping Holdings Co., Ltd - Class A	77	164
COSCO Shipping Holdings Co., Ltd - Class H	273	477
Country Garden Holdings Company Limited (a) (d)	1,293	80
Country Garden Services Holdings Company Limited (b)	191	118
CSPC Pharmaceutical Group Limited	885	703
Daqin Railway Co., Ltd. - Class A	114	112
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	16
Datang International Power Generation Co., Ltd. - Class A	46	19
Datang International Power Generation Co., Ltd. - Class H	364	78
DHC Software Co., Ltd. - Class A	38	24
Do-Fluoride New Materials Co., Ltd. - Class A	11	18
Dong'e Ejiao Co., Ltd. - Class A	6	47
Dongfang Electric Co., Ltd. - Class A	21	54
Dongfang Electric Co., Ltd. - Class H	40	63
Dongxing Securities Co., Ltd. - Class A	31	34
Donlinks International Investment Co., Ltd. - Class A (a)	10	22
East Buy Holding Limited (a)	30	48
Eastern Air Logistics Co., Ltd. - Class A (a)	12	32
Eastroc Beverage(Group) Co., Ltd. - Class A	2	47
Easyhome New Retail Group Corporation Limited - Class A	69	23
Ecovacs Robotics Co., Ltd. - Class A	1	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
ENN energy Holdings Limited	80	660
Enn Natural Gas Co., Ltd. - Class A	28	80
Everbright Securities Company Limited - Class A	27	55
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	28
Eyebright Medical Technology Co., Ltd - Class A	2	18
Far East Horizon Limited	145	94
Farasis Energy (Gan Zhou) Co., Ltd. - Class A (a)	12	15
Faw Jiefang Group Co.,Ltd - Class A	33	35
Flat Glass Group Co., Ltd. - Class A	12	34
Flat Glass Group Co., Ltd. - Class H (b)	51	75
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42	197
Fosun International Limited	244	131
Founder Securities Co., Ltd. - Class A	43	45
Foxconn Industrial Internet Co., Ltd. - Class A	89	332
Fujian Kuncai Material Technology Co., Ltd. - Class A	6	24
Fujian Sunner Development Co., Ltd. - Class A	14	25
Full Truck Alliance Co. Ltd. - Class A - ADR	74	597
Fuyao Glass Industry Group Co., Ltd. - Class A	5	35
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	64	374
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	30
Galaxycore Inc. - Class A	15	25
Gan & Lee Pharmaceuticals - Class A	4	25
Ganfeng Lithium Group Co., Ltd - Class A	3	13
Ganfeng Lithium Group Co., Ltd - Class H (b) (c)	48	93
GCL-Poly Energy Holdings Limited (a)	2,062	306
GD Power Development Co.,Ltd - Class A	113	93
Geely Automobile Holdings Limited	595	667
GEM Co., Ltd. - Class A	46	40
Gemdale Corporation - Class A	41	19
GenScript Biotech Corporation (a) (b)	98	104
GF Securities Co., Ltd. - Class A	59	99
GF Securities Co., Ltd. - Class H	100	83
Giant Network Group Co., Ltd. - Class A	19	24
GigaDevice Semiconductor Inc. - Class A (a)	3	45
Goertek Inc. - Class A	36	96
Goldwind Science&Technology Co., Ltd. - Class A	53	49
Goldwind Science&Technology Co., Ltd. - Class H	2	1
Gongniu Group Co., Ltd. - Class A	4	38
Goodwe Technologies Co., Ltd. - Class A	2	14
Great Wall Motor Company Limited - Class A	18	61
Great Wall Motor Company Limited - Class H	243	373
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	28
Gree Electric Appliances, Inc. of Zhuhai - Class A	47	255
Greenland Holding Group Co., Ltd - Class A (a)	99	18
GRG Banking Equipment Co., Ltd. - Class A	25	37
Guangdong Electric Power Development Co., Ltd - Class A	34	24
Guangdong Haid Group Co., Ltd. - Class A	9	59
Guangdong No.2 Hydropower Engineering Company, Ltd. - Class A	24	11
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	30
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	18
Guangzhou Automobile Group Co., Ltd. - Class A	69	74
Guangzhou Automobile Group Co., Ltd. - Class H	138	49
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	27
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	16	63
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	53
Guangzhou Haige Communications Group Incorporated Company - Class A	29	41
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	18
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	29
Guangzhou State-Owned Capital Operation Holdings Co., Ltd. - Class A	24	22
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	12
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	27
Guolian Securities Co., Ltd. - Class A	20	26
Guosen Securities Co.,Ltd - Class A	65	78
Guotai Junan Securities Co., Ltd. - Class A	34	64
Guotai Junan Securities Co., Ltd. - Class H (b) (c)	68	67
Guoxuan High-Tech Co., Ltd. - Class A	14	36
H World Group Limited	200	664
Haidilao International Holding Ltd. (c)	147	264
Haier Smart Home Co., Ltd - Class A	51	200
Haier Smart Home Co., Ltd - Class H	249	827
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	51
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	28
Haitian International Holdings Limited	110	312
Haitong Securities Co., Ltd. - Class A	95	112
Haitong Securities Co., Ltd. - Class H	215	100
Hangjin Technology Co., Ltd. - Class A	6	19
Hangzhou Bank Co., Ltd. - Class A	40	71
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	30
Hangzhou First Applied Material Co., Ltd. - Class A	12	24
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	18
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	24
Hangzhou Robam Appliances Co., Ltd. - Class A	10	30
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	14	32
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	31
Hansoh Pharmaceutical Group Company Limited (c)	122	254
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	28
Harris County School District - Class A	334	247
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	20
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	13
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	32
Hedy Holding Co., Ltd. - Class A	105	88
Heilan Home Co., Ltd. - Class A	35	45
Heilongjiang Agriculture Company Limited - Class A	21	36
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	57
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	105
Hengan International Group Company Limited	76	233
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	25
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	51
Hengsheng Chemical Industry Co., Ltd. - Class A	11	42
Hengtong Optic-Electric Co., Ltd. - Class A	19	40
Hengyi Petrochemical Co. Ltd - Class A	39	38
Hesheng Silicon Industry Co., Ltd. - Class A	6	37
Hisense Home Appliances Group Co., Ltd. - Class A	11	47
Hisense Home Appliances Group Co., Ltd. - Class H	33	108
Hisense Visual Technology Co., Ltd. - Class A	13	43
HNA Infrastructure Investment Group Co., Ltd. - Class A (a)	104	45
Hongta Securities Co., Ltd. - Class A	25	22
Hongyuan Green Energy Co Ltd. - Class A	5	12
Horizon Construction Development Limited (a) (c)	27	5
Hoymiles Power Electronics Inc. - Class A	1	14
Hua Hong Semiconductor Limited (c)	61	172
Hua Xia Bank Co., Limited - Class A	106	93
Huaan Securities Co., Ltd. - Class A	34	20
Huadian Power International Corporation Limited - Class A	86	82
Huadian Power International Corporation Limited - Class H	108	65
Huadong Medicine Co.,Ltd - Class A	18	68
Huafon Chemical Co., Ltd. - Class A	27	27
Huagong Tech Company Limited - Class A	10	40
Huaibei Mining Co., Ltd. - Class A	21	48
Hualan Biological Engineering, Inc. - Class A	19	41
Huaneng Power International, Inc. - Class A	97	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Huaneng Power International, Inc. - Class H	422	313
Huatai Securities Co., Ltd. - Class A	59	100
Huatai Securities Co., Ltd. - Class H (c)	100	110
Huaxi Securities Co., Ltd. - Class A	29	26
Huaxin Cement Co., Ltd. - Class A	19	36
Huayu Automotive Systems Co., Ltd. - Class A	32	73
Hubei Energy Group Co., Ltd. - Class A	52	43
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	39
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	34
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	29
Humanwell Healthcare (Group) Co.,Ltd - Class A	17	40
Hunan Valin Steel Co., Ltd. - Class A	59	36
Hundsun Technologies Inc. - Class A	20	48
Hygeia Healthcare Holdings Co., Limited (b) (c)	32	115
iFlytek Co., Ltd. - Class A	17	103
Industrial and Commercial Bank of China Limited - Class H	7,559	4,484
Industrial Bank Co., Ltd. - Class A	166	402
Industrial Securities Co., Ltd. - Class A	90	62
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	29
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	19
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	44
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	90	46
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	37
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	165
Inner Mongolia Yitai Coal Co., Ltd. - Class B	100	179
Innovent Biologics, Inc. - Class B (a) (c)	134	630
Inspur Electronic Information Industry Co., Ltd. - Class A	6	31
iQIYI, Inc. - Class A - ADR (a)	52	190
IRAY Technology Company Limited - Class A	1	21
J&T Global Express Limited (a) (b)	545	498
JA Solar Technology Co., Ltd. - Class A	32	49
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	31
Jcet Group Co., Ltd. - Class A	17	74
JCHX Mining Management Co., Ltd. - Class A	6	39
JD Health International Inc. (a) (c)	106	288
JD Logistics, Inc. (a)	255	273
JD.com, Inc. - Class A	261	3,428
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	17
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	50
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	138
Jiangsu Financial Leasing Co., Ltd. - Class A	32	22
Jiangsu Guoxin Corp. Ltd. - Class A	16	17
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	79
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	51	269
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	53
Jiangsu NHWA Pharmaceutical Co.,Ltd - Class A	10	31
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	21
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	32
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	24
Jiangsu Yanghe Distillery Co., Ltd. - Class A	11	126
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	21
Jiangsu Yoke Technology Co., Ltd. - Class A	5	40
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	11	56
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	29
Jiangxi Copper Company Limited - Class A	12	40
Jiangxi Copper Company Limited - Class H	124	247
Jiangxi Special Electric Motor Co., Ltd. - Class A (a)	15	17
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	39
Jinko Solar Co., Ltd. - Class A	66	64
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	30
Jiugui Liquor Co., Ltd. - Class A	3	17
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	36
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	26
Juneyao Airlines Co., Ltd. - Class A	20	30
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	229	1,130
Keboda Technology Co., Ltd. - Class A	1	12
KEDA Industrial Group Co.,Ltd - Class A	19	22
Kingdee International Software Group Company Limited (a)	304	284
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	16
Kingnet Network Co., Ltd. - Class A	21	27
Kingsoft Corp Ltd	103	298
Kuaishou Technology (a) (c)	302	1,779
Kuang-Chi Technologies Co., Ltd. - Class A (a)	16	38
Kunlun Energy Company Limited	398	411
Kweichow Moutai Co., Ltd. - Class A	10	1,974
Leader Harmonious Drive Systems Co., Ltd. - Class A	2	19
Lenovo Group Limited	799	1,122
Levima Advanced Materials Corporation - Class A	9	17
Li Auto Inc. (a)	115	1,019
Li Ning Company Limited	251	541
Liaoning Cheng Da Co., Ltd. - Class A	10	11
Liaoning Port Co., Ltd. - Class A	185	31
Lingyi Itech (Guangdong) Company - Class A	65	64
Livzon Pharmaceutical Group Inc. - Class A	11	56
Livzon Pharmaceutical Group Inc. - Class H	11	35
Longbai Group Co., Ltd - Class A	22	55
Longfor Group Holdings Limited	222	304
LONGi Green Energy Technology Co., Ltd. - Class A	59	113
Lotus Technologies, Inc. - ADR (a) (b)	7	43
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	55	299
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	13	252
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	22
Meituan - Class B (a) (c)	563	7,932
Metallurgical Corporation of China Ltd. - Class A	220	94
Metallurgical Corporation of China Ltd. - Class H	215	44
Mingyang Smart Energy Group Co., Ltd. - Class A	23	30
Miniso Group Holding Ltd (e)	46	221
Minmetals Capital Company Limited - Class A	40	22
Minth Group Limited (a)	86	133
Montage Technology Co., Ltd. - Class A	11	83
Muyuan Foods Co., Ltd. - Class A	42	254
Nangfang Science City Development Co., Ltd. - Class A	31	70
Nanjing Iron and Steel Co., Ltd. - Class A	37	25
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	21
Nanjing Securities Co., Ltd. - Class A	23	24
NARI Technology Co., Ltd. - Class A	61	209
National Silicon Industry Group Co., Ltd. - Class A	21	39
Naura Technology Group Co., Ltd. - Class A	4	167
Navinfo Co., Ltd. - Class A (a)	19	16
NetEase, Inc.	184	3,494
New China Life Insurance Company Ltd. - Class A	21	86
New China Life Insurance Company Ltd. - Class H	99	189
New Hope Liuhe Co., Ltd. - Class A (a)	47	59
New Oriental Education & Technology Group Inc. (a) (c)	157	1,201
Ninestar Co., Ltd. - Class A (a)	12	43
Ningbo Deye Technology Co., Ltd. - Class A	6	59
Ningbo Joyson Electronic Corp. - Class A	10	20
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	43
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	12
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	44
Ningbo Shanshan Co., Ltd. - Class A	16	18
Ningbo Tuopu Group Co., Ltd. - Class A	8	62
Ningbo Zhoushan Port Group - Class A	120	56
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	148
NIO, Inc. (a) (b)	145	628

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Nongfu Spring Co., Ltd. - Class H (c)	189	893
Offshore Oil Engineering Co., Ltd. - Class A	38	31
OFILM Group Co., Ltd. - Class A (a)	20	21
Oppein Home Group Inc. - Class A	5	36
Orient Securities Company Limited - Class A	71	75
Orient Securities Company Limited - Class H (b) (c)	89	35
Oriental Pearl Group Co., Ltd. - Class A	33	28
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	25
People.cn Co., Ltd. - Class A	9	23
People's Insurance Company (Group) of China Limited, The - Class H	851	292
Perfect World Co., Ltd. - Class A	21	22
PetroChina Company Limited - Class H	2,083	2,103
PICC Property and Casualty Company Limited - Class H	685	847
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	70	9,362
Ping An Bank Co., Ltd. - Class A	153	213
Ping An Insurance (Group) Company of China, Ltd. - Class A	90	510
Ping An Insurance (Group) Company of China, Ltd. - Class H	663	2,992
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	23
Poly Developments and Holdings Group Co., Ltd. - Class A	96	115
POP MART International Group Limited (c)	70	342
Postal Savings Bank of China Co., Ltd. - Class A	252	176
Postal Savings Bank of China Co., Ltd. - Class H (c)	904	529
Power Construction Corporation of China - Class A	170	130
Qi An Xin Technology Group Inc. - Class A (a)	6	21
Qingdao Port International Co., Ltd. - Class A	8	11
Qingdao Port International Co., Ltd. - Class H (c)	71	54
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	25
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	57
Remegen, Ltd. - Class A (a)	4	23
Remegen, Ltd. - Class H (a) (b) (c)	16	49
Rockchip Electronics Co., Ltd. - Class A	4	30
Rongsheng Petrochemical Co., Ltd. - Class A	94	124
S.F. Holding Co., Ltd - Class A	35	172
SAIC Motor Corporation Limited - Class A	58	111
Sailun Group Co., Ltd. - Class A	26	49
San'an Optoelectronics Co., Ltd - Class A	48	78
Sany Heavy Industry Co., Ltd. - Class A	57	128
Satellite Chemical Co., Ltd. - Class A	31	77
SDIC Capital Co., Ltd. - Class A	53	41
SDIC Power Holdings Co., Ltd. - Class A	51	128
Seazen Holdings Co., Ltd. - Class A (a)	23	28
Seres Co., Ltd. - Class A (a)	10	123
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	15
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	74	262
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	15
Shandong Gold Group Co., Ltd. - Class A	32	118
Shandong Gold Group Co., Ltd. - Class H (c)	77	153
Shandong Hi-Speed ??Group Co., Ltd. - Class A	19	23
Shandong Linglong Tyre Co., Ltd. - Class A	14	35
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	62
Shandong Sun Paper Co., Ltd. - Class A	22	43
Shandong Weigao Group Medical Polymer Company Limited - Class H	294	140
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	15
Shanghai Bailian Group Co., Ltd. - Class A	12	12
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	22
Shanghai Baosight Software Co., Ltd - Class A	15	67
Shanghai Baosight Software Co., Ltd - Class B	84	136
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	40
Shanghai Electric Group Company Limited - Class A (a)	53	27
Shanghai Electric Group Company Limited - Class H (a)	312	61
Shanghai Electric Power Co., Ltd. - Class A	27	36
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	29
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	88
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	22
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	32	50
Shanghai International Airport Co., Ltd. - Class A	16	71
Shanghai International Port(Group) Co.,Ltd - Class A	34	27
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	35
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	32
Shanghai Jin Jiang International Hotels Co., Ltd. - Class B	—	—
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	24
Shanghai Lingang Holdings Co.,Ltd - Class A	18	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	47
Shanghai M&G Stationery Inc - Class A	10	42
Shanghai Moons' Electric Co., Ltd. - Class A	3	14
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	40
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	125
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	43
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	249
Shanghai RAAS blood products co., Ltd. - Class A	67	72
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	79
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	13	51
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	68
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	29
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	30
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	35
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	63
Shanxi Lu’an Environmental Energy Dev.Co.,Ltd - Class A	20	50
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	9	273
Shede Spirits Co., Ltd. - Class A	3	23
Shenergy Company Limited - Class A	43	52
Shengyi Technology Co., Ltd. - Class A	24	69
Shennan Circuits Co., Ltd. - Class A	5	74
Shenwan Hongyuan Group Co., Ltd. - Class A	212	126
Shenwan Hongyuan Group Co., Ltd. - Class H (c)	198	37
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	17
Shenzhen Energy Group Co., Ltd. - Class A	34	34
Shenzhen Goodix Technology Co., Ltd. - Class A	4	38
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	32
Shenzhen Kedali Industry Co.Limited - Class A	2	23
Shenzhen KTC Technology Co., Ltd. - Class A	2	6
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	23
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	32
Shenzhen SED Industry Co., Ltd. - Class A	12	24
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	92
Shenzhou International Group Holdings Limited	83	810
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	37
SICC Co., Ltd. - Class A (a)	3	19
Sichuan Changhong Electric Co., Ltd. - Class A	45	28
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	61
Sichuan New Energy Power Company Limited - Class A (a)	17	25
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	48
Sichuan Swellfun Co., Ltd. - Class A	5	24
Sieyuan Electric Co., Ltd. - Class A	7	64
Sinocelltech Group Limited - Class A (a)	3	14
Sinochem International Corp. - Class A	31	15
Sinolink Securities Co., Ltd. - Class A	23	24
Sinoma International Engineering Co., Ltd. - Class A	25	41
Sinoma Science & Technology Co., Ltd. - Class A	19	33
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	17
Sinomine Resource Group Co., Ltd. - Class A	6	21
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A (a)	40	14
Sinopec Shanghai Petrochemical Company Limited - Class H (a)	390	55
Sinopharm Group Co. Ltd. - Class H	143	379
Sinotrans Limited - Class A	51	39
Sinotrans Limited - Class H	106	52
Sinotruk (Hong Kong) Limited	69	180
SKSHU Paint Co., Ltd. - Class A	5	23
Smoore International Holdings Limited (b) (c)	212	256
Soochow Securities Co., Ltd. - Class A	55	45
Southwest Securities Co., Ltd. - Class A	82	40
Spring Airlines Co., Ltd. - Class A	9	67
Starpower Semiconductor Ltd. - Class A	2	28
State Grid Yingda Co., Ltd. - Class A	39	23
Sun Art Retail Group Limited	223	43
Sunny Optical Technology (Group) Company Limited	73	447
Sunshine City Group Co., Ltd. - Class A	31	29
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	50
TAL Education Group - Class A - ADR (a)	51	540
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	22
TBEA Co., Ltd. - Class A	50	95
TCL Technology Group Corporation - Class A	164	97
Tencent Holdings Limited	647	30,723
Tencent Music Entertainment Group	139	969
The Pacific Securities Co., Ltd - Class A (a)	46	19
Tianfeng Securities Co., Ltd. - Class A (a)	58	17
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	3	3
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	48
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	27
Tianma Microelectronics Co., Ltd. - Class A (a)	28	29
Tianneng Battery Group Co., Ltd - Class A	4	12
Tianqi Lithium Industry Co., Ltd - Class A	14	56
Tianshan Aluminum Group Co., Ltd. - Class A	37	41
Tianshui Huatian Technology Co., Ltd. - Class A	30	34
Tingyi (Cayman Islands) Holding Corp.	203	245
Tongcheng-Elong Holdings Limited (c)	125	248
Tongfu Microelectronics Co., Ltd. - Class A	12	37
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	16
Tongkun Group Co., Ltd. - Class A	16	35
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	42
Tongwei Co., Ltd. - Class A	32	83
Top Choice Medical Investment Co., Inc. - Class A	3	24
Trina Solar Co., Ltd. - Class A	15	34
Trip.com Group Limited (a)	59	2,812
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	23
Tsingtao Brewery Co., Ltd. - Class A	5	53
Tsingtao Brewery Co., Ltd. - Class H	66	440
TUHU Car Inc. (a) (b)	43	128
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	36
Uni-President China Holdings Ltd	137	125
Unisplendour Corporation Limited - Class A	14	43
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	37
Venustech Group Inc. - Class A	9	22
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	19
Vipshop (China) Co., Ltd - ADR	36	468
Wanda Film Holding Co., Ltd. - Class A (a)	19	32
Wangfujing Group Co., Ltd. - Class A	9	14
Wanhua Chemical Group Co., Ltd. - Class A	25	276
Want Want China Holdings Limited	461	279
Weichai Power Co., Ltd. - Class A	48	108
Weichai Power Co., Ltd. - Class H	205	390
Western Mining Co., Ltd. - Class A	23	57
Western Securities Co., Ltd. - Class A	53	45
Western Superconducting Technologies Co., Ltd. - Class A	6	34
Westone Information Industry Inc. - Class A	8	16
Will Semiconductor Co., Ltd. Shanghai - Class A	10	141
Wintime Energy Co., Ltd. - Class A	143	23
Wuchan Zhongda Group Co., Ltd. - Class A	44	26
Wuhan Guide Infrared Co., Ltd. - Class A	44	36
Wuliangye Yibin Co., Ltd. - Class A	31	553
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	19	93
WuXi AppTec Co., Ltd. - Class A	15	83
WuXi AppTec Co., Ltd. - Class H (b) (c)	40	148
Wuxi Autowell Technology Co., Ltd. - Class A	3	17
Wuzhou Minovo Co., Ltd. - Class A	20	28
XCMG Construction Machinery Co., Ltd. - Class A	77	75
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	23
Xiamen C&D Inc. - Class A	28	35
Xiamen Faratronic Co., Ltd. - Class A	2	19
Xiamen Tungsten Co., Ltd. - Class A	12	29
Xiamen Xiangyu Co., Ltd. - Class A	26	24
Xiangtan Electric Manufacturing Co., Ltd. - Class A (a)	9	13
Xinhu Zhongbao Co., Ltd. - Class A	64	14
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	42
Xinjiang Tianshan Cement Co., Ltd. - Class A	30	22
Xinyi Solar Holdings Limited	484	239
Xpeng Inc. (a)	127	468
XTC New Energy Materials (Xiamen) Co., Ltd. - Class A	4	17
Yadea Group Holdings Ltd (c)	108	136
Yangzijiang Shipbuilding (Holdings) Ltd.	289	524
Yankuang Energy Group Company Limited - Class A	37	116
Yankuang Energy Group Company Limited - Class H	299	427
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	39
Yifeng Pharmacy Chain Co., Ltd. - Class A	12	42
Yinyi Co., Ltd. - Class A (a)	79	15
Yongan Futures Co., Ltd. - Class A	5	8
Yonghui Superstores Co., Limited - Class A (a)	67	23
Yongxing Special Materials Technology Co., Ltd. - Class A	6	27
Youngor Group Co., Ltd. - Class A	47	46
Yuexiu Property Company Limited	128	84
Yum China Holdings, Inc.	38	1,186
Yunda Holding Co., Ltd. - Class A	29	31
Yunnan Aluminium Co,Ltd. - Class A	31	57
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	62
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	32
Yunnan Energy New Material Co., Ltd. - Class A	9	40
Yunnan Yuntianhua Co., Ltd. - Class A	16	43
Zangge Mining Company Limited - Class A	13	42
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	128
Zhaojin Mining Industry Company Limited - Class H	161	268
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	27	13
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	53
Zhejiang Chint Electric Co., Ltd. - Class A	23	60
Zhejiang Dahua Technology Co., Ltd. - Class A	32	67
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	33
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A	31	38
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	36
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	50
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	15
Zhejiang Juhua Co., Ltd. - Class A	22	73
Zhejiang Longsheng Group Co., Ltd. - Class A	24	28
Zhejiang NHU Company Ltd. - Class A	31	82
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co.,Ltd - Class A	33	88
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	39
Zhejiang Supor Co., Ltd. - Class A	6	38
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	21	38
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	8
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	28
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	58
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	68
Zheshang Securities Co., Ltd. - Class A	38	56
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	62	108
Zhongjin Gold Corporation Limited - Class A	46	93
Zhongsheng Group Holdings Limited	71	104
Zhongtai Securities Co., Ltd. - Class A	24	18
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	29
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	165
Zhuzhou Kibing Group Co., Ltd - Class A	23	20
Zijin Mining Group Co., Ltd. - Class A	137	329
Zijin Mining Group Co., Ltd. - Class H (b)	560	1,174
ZJLD Group Inc	49	50
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	45
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	102
ZTE Corporation - Class A	33	127
ZTE Corporation - Class H	57	125
ZTO Express (Cayman) Inc. (b) (c)	44	916
		196,742
India 21.5%
ABB India Limited	6	563
ACC Limited	9	269
Adani Energy Solutions Limited (a)	38	460
Adani Enterprises Limited	44	1,662
Adani Gas Limited	28	298
Adani Green Energy (UP) Limited (a)	39	832
Adani Ports and Special Economic Zone Limited	95	1,684
Adani Power Limited (a)	103	894
Adani Wilmar Limited (a)	18	73
Aditya Birla Capital Limited (a)	45	129
Alkem Laboratories Limited	7	406
Ambuja Cements Limited	82	656
Apollo Hospitals Enterprise Limited	12	865
Ashok Leyland Limited	147	428
Asian Paints Limited	77	2,677
Astral Limited	13	369
AU Small Finance Bank Limited (c)	38	303
Aurobindo Pharma Ltd	33	474
Avenue Supermarts Limited (a) (c)	16	929
Axis Bank Limited	240	3,634
Bajaj Auto Limited	7	825
Bajaj Finance Limited	29	2,513
Bajaj Finserv Limited	42	792
Balkrishna Industries Limited	9	358
Bandhan Bank Limited (c)	83	202
Bank of Baroda	108	357
Bank of India	89	128
Berger Paints India Limited	30	181
Bharat Electronics Limited	382	1,404
Bharat Forge Ltd	29	576
Bharat Heavy Electricals Limited	131	474
Bharat Petroleum Corporation Limited	207	749
Bharti Airtel Limited	277	4,781
Biocon Limited	42	177
Bosch Limited	1	396
Britannia Industries Ltd	14	916
Canara Bank	196	281
CG Power and Industrial Solutions Limited	70	589
Cholamandalam Investment and Finance Company Limited	45	760
Cipla Limited	57	1,019
Coal India Ltd Govt Of India Undertaking	239	1,359
Colgate-Palmolive (India) Limited	14	488
Container Corporation	30	370
Cummins India Limited	15	695
Dabur India Limited	76	547
Divis Laboratories Limited	14	777
DLF Limited	88	869
Dr. Reddy's Laboratories Limited	13	1,024
Eicher Motors Limited	16	916
Embassy Office Parks Private Limited	66	281
FSN E-Commerce Ventures Private Limited (a)	128	270
GAIL (India) Limited	305	802
Godrej Consumer Products Limited	43	716
Godrej Properties Limited (a)	13	484
Grasim Industries Ltd	43	1,373
Havells India Limited	24	534
HCL Technologies Limited	109	1,905
HDFC Life Insurance Company Limited (c)	103	736
HDFC Asset Management Company Limited	11	514
HDFC Bank Limited	588	11,840
Hero MotoCorp Limited	14	938
Hindalco Industries Limited	157	1,308
Hindustan Aeronautics Limited	20	1,234
Hindustan Petroleum Corporation Limited	105	418
Hindustan Unilever Limited	94	2,787
ICICI Bank Limited	541	7,781
ICICI Lombard General Insurance Company Limited (c)	25	533
ICICI Prudential Life Insurance Company Limited (c)	39	285
IDFC First Bank Limited (a)	392	386
Indian Bank	26	167
Indian Hotels Company Limited, The	102	767
Indian Oil Corporation Limited	386	767
Indian Railway Catering And Tourism Corporation Limited	33	390
Indian Railway Finance Corporation Limited	178	370
Indian Renewable Energy Development Agency Limited (a)	57	130
Indraprastha Gas Limited	40	240
Indus Towers Limited (a)	77	348
IndusInd Bank Ltd.	62	1,087
Info Edge (India) Limited	8	676
Infosys Limited	427	7,996
Interglobe Aviation Limited (a) (c)	17	850
ITC Limited	328	1,668
Jindal Stainless Limited	31	309
Jindal Steel & Power Limited	51	642
Jio Financial Services Limited (a)	369	1,583
JSW Energy Limited	59	520
JSW Infrastructure Limited	21	84
JSW Steel Limited	132	1,473
Jubilant Foodworks Limited	44	296
Kotak Mahindra Bank Limited	115	2,482
L&T Technology Services Limited	3	147
Larsen and Toubro Limited	71	3,007
Linde India Limited	2	229
LTIMindtree Limited (c)	10	643
Lupin Limited	26	498
Macrotech Developers Limited	26	472
Mahindra and Mahindra Limited	102	3,497
Mankind Pharma Limited (a)	8	195
Marico Limited	72	526
Maruti Suzuki India Limited	14	1,988
Max Healthcare Institute Limited	72	815

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Mphasis Limited	10	282
MRF Limited	—	508
Muthoot Finance Limited	12	254
Nestle India Limited	37	1,122
NHPC Limited	305	368
NMDC Limited	124	366
NTPC Limited	511	2,324
Oberoi Realty Limited	12	258
Oil and Natural Gas Corporation Limited	452	1,489
Oil India Limited	42	362
Oracle Financial Services Software Limited	2	276
Page Industries Limited	1	284
Patanjali Foods Limited	8	154
PB Fintech Limited (a)	27	460
Persistent Systems Limited	12	597
Petronet LNG Limited	65	259
Phoenix Mills Limited, The	10	441
PI Industries Limited	9	398
Pidilite Industries Limited	28	1,055
Polycab India Limited	7	540
Power Finance Corporation Limited	140	814
Power Grid Corporation of India Limited	490	1,941
Prestige Estates Projects Limited	14	322
Procter & Gamble Hygiene and Health Care Limited	1	190
Punjab National Bank	233	344
Rail Vikas Nigam Limited	59	294
REC Limited	123	773
Reliance Industries Limited	432	16,201
Samvardhana Motherson International Limited	276	631
SBI Cards and Payment Services Private Limited	29	249
SBI Life Insurance Company Limited (c)	43	770
Schaeffler India Limited	4	218
Shree Cement Limited	2	584
Shriram Finance Limited	28	968
Siemens Limited	9	872
Solar Industries Limited	3	337
Sona BLW Precision Forgings Limited	40	310
SRF Limited	15	427
Star Health and Allied Insurance Company Limited (a)	22	147
State Bank of India	189	1,927
Steel Authority of India Limited	167	298
Sun Pharma Advanced Research Company Limited	118	2,159
Sundaram Finance Limited	11	595
Suzlon Energy Limited (a)	1,277	812
Tata Communications Limited	13	283
Tata Consultancy Services Limited	105	4,894
Tata Consumer Products Limited	69	906
Tata Elxsi Limited	4	315
Tata Motors Limited	188	2,233
Tata Motors Limited	50	396
Tata Steel Limited	867	1,811
Tata Technologies Limited	6	73
Tech Mahindra Limited	75	1,278
The Supreme Industries Limited	7	475
The Tata Power Company Limited	192	1,014
Titan Company Limited	43	1,762
Torrent Pharmaceuticals Ltd	9	304
Torrent Power Limited	17	307
Tube Investments of India Limited	13	654
TVS Motor Company Limited	23	658
UltraTech Cement Limited	13	1,828
Union Bank of India	159	262
United Breweries Limited	6	149
United Spirits Limited	35	533
UNO Minda Limited	24	312
UPL Limited	57	388
Varun Beverages Limited	55	1,074
Vedanta Limited	126	689
Vodafone Idea Limited (a)	3,008	647
Voltas Limited	24	423
Wipro Limited	148	918
Yes Bank Limited (a)	2,081	592
Zomato Limited (a)	635	1,530
Zydus Lifesciences Limited	28	357
		183,160
Taiwan 19.1%
Accton Technology Corporation	55	942
Acer Inc.	327	473
Advantech Co., Ltd.	56	640
Airtac International Group	14	421
Alchip Technologies, Limited	8	604
ASE Technology Holding Co., Ltd.	335	1,730
Asia Cement Corporation	261	352
Asia Vital Components Co., Ltd.	35	820
ASUSTeK Computer Inc.	74	1,132
AUO Corporation	739	405
Catcher Technology Co., Ltd.	71	507
Cathay Financial Holding Co., Ltd.	1,028	1,864
Chailease Holding Company Limited	170	803
Chang Hwa Commercial Bank, Ltd.	569	323
Cheng Shin Rubber Ind. Co., Ltd.	249	379
Chicony Electronics Co., Ltd	66	346
China Airlines, Ltd.	296	216
China Development Financial Holding Corporation	1,699	789
China Steel Corporation	1,365	971
Chunghwa Telecom Co., Ltd.	415	1,604
Compal Electronics, Inc.	435	464
CTBC Financial Holding Co., Ltd.	2,064	2,401
Delta Electronics, Inc.	201	2,395
E Ink Holdings Inc.	97	753
E.Sun Financial Holding Company, Ltd.	1,563	1,373
Eclat Textile Corporation Ltd.	21	341
Elite Material Co., Ltd.	33	482
eMemory Technology Inc.	7	553
EVA Airways Corporation	318	374
Evergreen Marine Corporation (Taiwan) Ltd.	103	613
Far Eastern New Century Corporation	391	424
Far EasTone Telecommunications Co., Ltd.	160	414
Feng Tay Enterprises Co., Ltd.	74	352
First Financial Holding Co., Ltd.	1,147	991
Formosa Chemicals & Fibre Corporation	466	722
Formosa Petrochemical Corporation	114	227
Formosa Plastics Corporation	488	864
Fortune Electric Co., Ltd.	23	671
FOXCONN Technology Co., Ltd.	115	252
Fubon Financial Holding Co., Ltd.	930	2,265
Giant Manufacturing Co., Ltd.	37	238
Giga-Byte Technology Co., Ltd.	59	553
Global Unichip Corp.	9	443
GlobalWafers Co., Ltd.	24	397
Highwealth Construction Corp.	131	211
HIWIN Technologies Corp.	32	210
Hon Hai Precision Industry Co., Ltd.	1,267	8,349
Hotai Motor Co., Ltd.	49	933
Hua Nan Financial Holdings Co., Ltd.	1,073	871
Innolux Corporation	896	396
Inventec Corporation	331	566
Largan Precision Co., Ltd.	10	846
Lite-On Technology Corporation	232	753
Lotes Co.,Ltd	10	504
MediaTek Inc.	161	6,980
Mega Financial Holding Co., Ltd.	1,183	1,469
Micro-Star International Co., Ltd.	78	427
Momo.Com Inc.	10	133
Nan Ya P.C.B. Service Company	26	149
Nan Ya Plastics Corporation	585	886
Nan Ya Technology Corporation	117	250
Nien Made Enterprise Co., Ltd.	18	215
Novatek Microelectronics Corporation	64	1,190
Oneness Biotech Co., Ltd.	27	139
PEGATRON Corporation	227	729
PharmaEssentia Corp. (a)	31	535
Phison Electronics Corporation	18	341
Pou Chen Corporation	246	265
Powerchip Semiconductor Manufacturing Corp.	358	297
Powertech Technology Inc.	75	433
President Chain Store Corporation	58	488

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Quanta Computer Inc.	305	2,912
Radiant Opto-Electronics Corporation	52	304
Realtek Semiconductor Corporation	52	872
Ruentex Development Co., Ltd.	218	292
Shanghai Commercial & Savings Bank, Ltd., The	511	723
Shihlin Electric & Engineering Corporation	33	302
Shin Kong Financial Holding Co., Ltd. (a)	1,538	466
Silergy Corp.	34	482
Simplo Technology Co., Ltd.	16	210
Sino-American Silicon Products Inc.	64	427
SinoPac Financial Holdings Company Limited	1,348	1,052
Synnex Technology International Corporation	154	346
Taishin Financial Holding Co., Ltd.	1,320	765
Taiwan Business Bank, Ltd.	670	375
Taiwan Cooperative Bank, Ltd.	1,059	846
Taiwan High Speed Rail Corporation	232	217
Taiwan Mobile Co., Ltd.	173	570
Taiwan Semiconductor Manufacturing Company Limited	2,538	75,446
Tatung Co. (a)	193	339
TCC Group Holdings Co., Ltd.	720	758
TECO Electric & Machinery Co., Ltd.	133	219
Tripod Technology Corporation	53	355
Unimicron Technology Corp.	144	794
Uni-President Enterprises Corp.	525	1,311
United Microelectronics Corporation	1,292	2,213
Vanguard International Semiconductor Corporation	98	391
Voltronic Power Technology Corporation	8	473
Walsin Lihwa Corporation	307	336
Wan Hai Lines Ltd.	140	384
Winbond Electronics Corp.	293	232
Wistron Corporation	303	985
Wiwynn Corporation	11	892
WPG Holdings Limited	176	486
WT Microelectronics Co., Ltd.	76	291
Yageo Corporation	43	966
Yang Ming Marine Transport Corporation	181	417
Yuanta Financial Holding Co., Ltd	1,316	1,295
Zhen Ding Technology Holding Limited	74	294
		162,486
South Korea 11.0%
ALTEOGEN Inc. (a)	4	838
Amorepacific Corporation	3	364
Celltrion Inc.	16	1,980
CJ CheilJedang Corp.	1	220
Cj Corporation	1	108
Cosmo Advanced Materials & Technology Co., Ltd. (a)	3	275
Coway Co., Ltd.	6	300
DB Insurance Co., Ltd.	5	396
Doosan Bobcat Inc.	6	223
Doosan Enerbility Co Ltd (a)	46	663
Ecopro BM Co., Ltd. (a)	5	677
Ecopro Co., Ltd (a)	10	636
EcoPro Materials Co., Ltd. (a)	2	137
GS Holdings Corp.	7	240
Hana Financial Group Inc.	31	1,363
Hanjinkal	3	157
Hankook Tire & Technology Co.,Ltd	8	260
Hanmi Science Co., Ltd.	1	131
HANMI Semiconductor Co., Ltd.	5	596
Hanon Systems	21	73
Hanwha Aerospace CO., LTD.	4	658
Hanwha Ocean Co., Ltd. (a)	10	227
Hanwha Solutions Corporation	11	220
HD Hyundai Co., Ltd.	4	205
HD Hyundai Electric Co., Ltd.	2	527
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5	568
HLB Co.,Ltd (a)	13	539
HMM Co., Ltd.	28	399
HYBE Co., Ltd.	2	286
Hyundai Engineering & Construction Co., Ltd.	9	197
Hyundai Glovis Co., Ltd.	2	326
Hyundai Heavy Industries Co., Ltd. (a)	2	259
Hyundai Mobis Co., Ltd.	6	1,154
Hyundai Motor Company	15	3,155
Hyundai Rotem Company	7	200
Hyundai Steel Company	10	214
Industrial Bank of Korea	24	241
ISU Specialty Chemical Co., Ltd. (a)	2	66
Kakao Corp.	29	857
Kakao Pay Corp. (a)	1	22
KakaoBank Corp.	36	532
Kangwon Land, Inc.	13	129
KB Financial Group Inc.	40	2,280
KIA Corporation	25	2,334
Korea Aerospace Industries, Ltd.	8	290
Korea Electric Power Corp (a)	28	398
Korea Investment Holdings Co., Ltd.	5	241
Korea Zinc Co., Ltd.	1	516
Korean Air Lines Co., Ltd.	21	360
Krafton, Inc. (a)	3	640
KT&G Corporation	11	697
Kumho Petrochemical Co., Ltd.	2	207
Kumyang Co., Ltd. (a)	4	251
L&F Co., Ltd. (a)	2	233
LG Chem, Ltd. (a)	4	1,053
LG Chem, Ltd.	5	1,244
LG Corp.	12	681
LG Display Co., Ltd. (a)	29	242
LG Electronics Inc.	11	890
LG H&H Co., Ltd.	1	231
LG Innotek Co., Ltd.	1	272
LG Uplus Corp.	18	131
LOTTE Chemical Corporation	2	149
Meritz Financial Group Inc.	9	529
Mirae Asset Securities Co., Ltd.	23	120
NAVER Corporation	15	1,859
Ncsoft Corporation	1	188
Netmarble Corp. (a)	2	78
NH Investment & Securities Co., Ltd.	15	141
Orion Incorporation	3	167
POSCO Future M Co., Ltd.	3	613
POSCO Holdings Inc.	7	1,892
POSCO ICT Company Ltd.	6	160
Posco International Corporation	4	197
Samsung Biologics Co., Ltd. (a)	2	1,043
Samsung C&T Corporation	10	978
Samsung Card Co., Ltd.	3	91
Samsung Electro-Mechanics Co., Ltd.	6	689
Samsung Electronics Co., Ltd.	531	31,212
Samsung Engineering Co., Ltd. (a)	15	269
Samsung Fire & Marine Insurance Co., Ltd.	3	929
Samsung Heavy Industries Co., Ltd (a)	79	534
Samsung Life Insurance Co., Ltd.	10	668
Samsung SDI Co., Ltd.	5	1,385
Samsung SDS Co., Ltd.	4	432
Samsung Securities Co., Ltd.	7	212
Shinhan Financial Group Co., Ltd.	51	1,776
SK Biopharmaceuticals Co., Ltd. (a)	3	191
SK Bioscience Co., Ltd. (a)	3	111
SK Hynix Inc.	57	9,693
SK ie Technology Co., Ltd. (a)	2	63
SK Inc.	4	443
SK innovation Co., Ltd. (a)	5	455
SK Square Co., Ltd. (a)	9	675
SK Telecom Co., Ltd.	9	354
SKC Co., Ltd. (a)	2	237
S-Oil Corporation	4	175
Woori Financial Group Inc.	68	724
Yuhan Corporation	6	358
		93,599
Saudi Arabia 3.7%
Acwa Power Company	15	1,377
Advanced Petrochemical Company (a)	12	122
Al Nahdi Medical Co	4	145
Al Rajhi Banking and Investment Corporation	212	4,592
Alinma Bank	130	1,077

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Almarai Company	26	386
Arabian Drilling Company	3	97
Arabian Internet And Communications Services Company	2	186
ASM International N.V. (a)	46	249
Bank AlBilad	68	590
Bank Aljazira	61	268
Banque Saudi Fransi	59	557
BUPA Arabia for Cooperative Insurance Company	8	561
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	785
Elm Company	3	574
Etihad Etisalat Company	42	599
Jarir Marketing Company	66	222
Mouwasat Medical Services Co.	11	350
Rabigh Refining and Petrochemical Company (a)	41	74
Riyad Bank	161	1,118
SAL Saudi Logistics Services Company	2	178
Santana Mining Inc. (a)	134	1,539
Saudi Arabian Fertilizer Company	26	779
Saudi Arabian Oil Company (c)	612	4,519
Saudi Aramco Base Oil Company - Luberef	5	170
Saudi Basic Industries Corporation	96	1,888
Saudi British Bank	110	1,129
Saudi Electricity Company	81	358
Saudi Industrial Investment Group	35	198
Saudi International Petrochemical Company (Sipchem)	39	302
Saudi Kayan Petrochemical Company (a)	70	152
Saudi Tadawul Group Holding Company	5	326
Saudi Telecom Company	189	1,888
Savola Group	28	350
The Company For Cooperative Insurance	9	341
The Saudi Investment Bank	76	259
The Saudi National Bank	313	3,061
Yanbu National Petrochemical Company	28	271
		31,637
Brazil 2.8%
Alupar Investimento S.A.	18	94
Ambev S.A.	415	847
Atacadao S.A.	42	68
B3 S.A. - Brasil, Bolsa, Balcao	572	1,046
Banco Bradesco SA	154	308
Banco BTG Pactual S/A	114	630
Banco Do Brasil SA	185	880
Banco Santander (Brasil) S.A.	26	130
BB Seguridade Participacoes S.A.	75	442
Caixa Seguridade Participacoes S/A	51	130
CCR S.A.	114	236
Centrais Eletricas Brasileiras S/A	103	661
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	37	502
Companhia Energetica De Minas Gerais-Cemig	35	77
Companhia Paranaense De Energia	95	140
Companhia Siderurgica Nacional	60	139
Cosan S.A.	134	323
CPFL Energia S/A	24	143
CSN Mineracao S.A.	64	60
Energisa S/A	25	203
ENGIE Brasil Energia S.A.	31	247
Equatorial Energia S.A	125	684
Hapvida Participacoes E Investimentos S/A (c)	547	373
Hypera S.A.	42	219
Itausa S.A.	131	230
JBS S.A	70	407
Klabin S.A.	92	354
Localiza Rent A Car SA	92	690
Lojas Renner S/A.	93	208
Natura & Co Holding SA	110	305
Neoenergia S.A.	61	201
Petroleo Brasileiro S/A Petrobras.	390	2,812
Porto Seguro S/A	17	95
Prio S.A.	84	657
Raia Drogasil S.A.	144	664
Rede D'or Sao Luiz S.A.	137	668
Rumo S/A	127	469
Sendas Distribuidora S/A	142	262
Suzano S.A.	76	778
Telefonica Brasil S.A.	46	376
TIM S.A	85	242
Vale S.A.	380	4,240
Vibra Energia S/A	116	434
WEG SA	152	1,144
		23,818
South Africa 2.6%
ABSA Group	83	725
African Rainbow Minerals	13	162
Anglo American Platinum	6	187
Aspen Pharmacare Holdings Limited	38	484
Bid Corporation (Pty) Ltd	37	861
Capitec Bank Holdings	11	1,571
Clicks Group	26	502
Discovery	57	425
Exxaro Resources Limited	22	215
FirstRand Limited	589	2,485
Gold Fields Limited	97	1,437
Harmony Gold Mining Company	58	533
Impala Platinum Holdings Limited	86	428
Kumba Iron Ore Ltd (c)	6	135
Mr Price Group	27	310
MTN Group	175	817
Naspers Limited - Class N	19	3,656
Nedbank Group Limited	44	618
Northam Platinum Limited	34	240
OM Residual UK Ltd	500	340
Pepkor Holdings (b) (c)	200	205
Rand Merchant Investment Holdings Limited	84	214
Remgro	54	405
Sanlam	179	795
Sasol	60	454
Shoprite Holdings	49	768
Sibanye Stillwater	302	326
Standard Bank Group	142	1,643
The Bidvest Group	33	520
Vodacom Group	66	353
Woolworths Holdings Limited	103	349
		22,163
United Arab Emirates 2.3%
3Q Holdings Pty Ltd (a)	310	237
Abu Dhabi Commercial Bank PJSC	297	649
Abu Dhabi Islamic Bank	154	487
Abu Dhabi National Oil Company	167	154
Abu Dhabi Ports Company PJSC (a)	72	100
Adnoc Drilling Company PJSC	197	220
Adnoc Logistics & Services PLC	142	162
ALDAR Properties PJSC	399	681
Alpha Dhabi Holding PJSC (a)	153	491
Americana Restaurants International PLC	100	86
Dubai Electricity and Water Authority	849	510
Dubai Islamic Bank (P S C) Br.	284	444
Emaar Development LLC	79	171
Emaar Properties (P.J.S.C)	629	1,404
Emirates NBD Bank PJSC	262	1,180
Emirates Telecommunications Group Company (Etisalat Group) PJSC	373	1,630
Fertiglobe plc	82	54
First Abu Dhabi Bank P.J.S.C.	453	1,536
International Holdings Limited (a)	77	8,608
Multipleplay Group PJSC (a)	315	176
Pure Health Holding L.L.C (a)	238	274
Salik Company P.J.S.C.	178	163
		19,417
Mexico 2.1%
America Movil, S.A.B. De C.V.	1,961	1,671
Arca Continental S.A.B. de C.V.	52	511
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	300	370
Becle, S.A. de C.V. (b)	35	63
CEMEX S.A.B. de C.V. - Series A	1,557	996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Coca-Cola FEMSA, S.A.B. de C.V.	54	466
Corporativo FRAGUA, S.A.B. de C.V. - Class B	9	452
El Puerto De Liverpool, S.A.B. De C.V.	26	187
Fomento Economico Mexicano, S.A. B. De C.V.	227	2,442
Gmexico Transportes, S.A.B. De C.V.	43	85
GRUMA, S.A.B. de C.V. - Class B	20	362
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	42	659
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	18	548
Grupo Bimbo S.A.B. de C.V. - Class A (b)	135	478
Grupo Carso, S.A.B. De C.V.	55	379
Grupo Comercial Chedraui, S.A.B. de C.V.	46	319
Grupo Elektra S.A.B. de C.V. (b)	6	326
Grupo Financiero Banorte, S.A.B. de C.V.	309	2,401
Grupo Financiero Inbursa, S.A.B. de C.V.	236	560
Grupo Mexico, S.A.B. de C.V. - Class B	330	1,779
Industrias Penoles, S.A.B. de C.V. (a)	19	242
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	293
Operadora de Sites Mexicanos, S.A. de C.V.	102	92
Orbia Advance Corporation, S.A.B. de C.V.	88	122
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	18	168
Wal - Mart de Mexico, S.A.B. de C.V.	510	1,742
		17,713
Malaysia 1.6%
Ammb Holdings Berhad	247	224
Axiata Group Berhad	333	184
Celcomdigi Berhad	394	307
CIMB Group Holdings Berhad	879	1,266
Dialog Group Berhad	495	251
Fraser & Neave Holdings Bhd	18	124
Gamuda Berhad	259	361
Genting Berhad	241	241
Genting Malaysia Berhad	279	151
Hap Seng Consolidated Berhad	53	50
Hong Leong Bank Berhad	88	357
Hong Leong Financial Group Berhad	29	107
IHH Healthcare Berhad	315	421
IOI Corporation Berhad	303	237
KLCC Property Holdings Berhad	27	42
Kuala Lumpur Kepong Berhad	52	229
Kumpulan Sime Darby Berhad	333	185
Malayan Banking Berhad	669	1,413
Malaysia Airports Holdings Berhad	117	246
Maxis Communications Berhad	289	217
MISC Berhad	219	395
Mr D.I.Y. Group (M) Berhad	318	131
Nestle (Malaysia) Berhad	6	147
Petronas Chemicals Group Berhad	307	410
PETRONAS Dagangan Berhad	40	150
PETRONAS Gas Berhad	86	326
PPB Group Berhad	70	211
Press Metal Berhad	443	540
Public Bank Berhad	1,578	1,344
QL Resources Berhad	117	162
RHB Bank Berhad	362	423
Sime Darby Plantation Berhad	233	208
Telekom Malaysia Berhad	214	307
Tenaga Nasional Berhad	487	1,420
Westports Holdings Berhad	128	113
YTL Corporation Berhad	519	379
YTL Power International Berhad	255	260
		13,539
Indonesia 1.5%
Aneka Tambang (Persero), PT TBK	1,124	86
Goto Gojek Tokopedia Tbk, PT (a)	92,959	283
PT Astra International Tbk	1,921	525
PT Bank Mandiri (Persero) Tbk.	3,852	1,448
PT Bank Negara Indonesia (Persero), Tbk.	1,575	450
PT Barito Pacific Tbk	2,920	177
PT Dayamitra Telekomunikasi	1,118	44
PT Gudang Garam Tbk	51	57
PT Kalbe Farma Tbk	2,095	195
PT Mitra Keluarga Karyasehat Tbk	614	114
PT Petrindo Jaya Kreasi Tbk. (a)	182	97
PT Tower Bersama Infrastructure Tbk	191	22
PT Transcoal Pacific Tbk	110	51
PT Unilever Indonesia, Tbk.	576	106
PT United Tractors Tbk	151	203
PT Vale Indonesia Tbk	208	54
PT. Adaro Energy Indonesia Tbk	1,438	246
PT. Adaro Minerals Indonesia Tbk (a)	861	70
Pt. Amman Mineral Internasional (a)	1,077	726
PT. Bank Central Asia Tbk	5,621	3,404
PT. Bank Rakyat Indonesia (Persero) Tbk.	6,627	1,862
PT. Bukit Asam Tbk	244	37
PT. Charoen Pokphand Indonesia Tbk	768	238
PT. Global Digital Niaga TBK (a)	1,425	41
PT. Indah Kiat Pulp & Paper Tbk	262	143
PT. Indofood Cbp Sukses Makmur	174	109
PT. Indofood Sukses Makmur	398	147
PT. Indosat	132	87
PT. Mayora Indah Tbk	280	40
PT. Merdeka Battery Materials (a)	2,886	112
PT. Merdeka Copper Gold Tbk (a)	1,079	157
PT. Pertamina Geothermal Energy	393	29
PT. Pratama Abadi Nusa Industri	173	52
PT. Sarana Menara Nusantara	2,241	101
PT. Sumber Alfaria Trijaya	1,818	306
PT. Telkom Indonesia (Persero) Tbk	5,062	966
PT. Trimegah Bangun Persada	864	53
		12,838
Thailand 1.3%
Advanced Info Service PLC. - NVDR	18	104
Advanced Info Service PLC.	97	556
Airports of Thailand Public Company Limited	235	370
Airports of Thailand Public Company Limited - NVDR (b)	213	336
Asset World Corp Public Company Limited - NVDR (b)	357	34
Asset World Corp Public Company Limited	507	48
Bangkok Bank Public Company Limited - NVDR	35	126
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	391
Bangkok Expressway and Metro Public Company Limited (b)	484	101
Bangkok Expressway and Metro Public Company Limited - NVDR (b)	367	76
Berli Jucker Public Company Limited - NVDR	114	66
Berli Jucker Public Company Limited	8	5
BTS Group Holdings Public Company Limited (b)	592	72
BTS Group Holdings Public Company Limited - NVDR	371	45
Bumrungrad Hospital Public Company Limited - NVDR	28	186
Bumrungrad Hospital Public Company Limited	9	62
Central Pattana Public Company Limited	62	93
Central Pattana Public Company Limited - NVDR (b)	70	105
Central Retail Corporation Public Company Limited - NVDR (b)	70	59
Central Retail Corporation Public Company Limited	193	162
Charoen Pokphand Foods Public Company Limited (a)	395	247
CP ALL Public Company Limited - NVDR	184	276
CP ALL Public Company Limited	245	367
CP Axtra Public Company Limited - NVDR	220	163
Delta Electronics (Thailand) Public Company Ltd.	517	1,167
Energy Absolute Public Company Limited - NVDR	219	67
Global Power Synergy Public Company Limited (b)	49	53
Gulf Energy Development Public Company Limited	374	412
Gulf Energy Development Public Company Limited - NVDR (b)	274	302
Home Product Center Public Company Limited - NVDR	426	107
Indorama Ventures Public Company Limited	16	9
Indorama Ventures Public Company Limited - NVDR (b)	188	100
Intouch Holdings Public Company Limited	90	175

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
KASIKORNBANK Public Company Limited - NVDR	103	353
Krung Thai Bank Public Company Limited - NVDR	455	212
Krungthai Card Public Company Limited	12	13
Krungthai Card Public Company Limited - NVDR (b)	134	148
Land and Houses Public Company Limited	324	52
Minor International Public Company Limited - NVDR	54	44
Minor International Public Company Limited	260	213
Muangthai Capital Public Company Limited	92	109
PTT Exploration And Production Public Company Limited	157	648
PTT Global Chemical Public Company Limited	215	179
PTT Oil And Retail Business Public Company Limited - NVDR (b)	383	167
PTT Public Company Limited	652	577
PTT Public Company Limited - NVDR	294	260
SCB X Public Company Limited - NVDR (b)	68	190
SCB X Public Company Limited	29	80
SCG Paper Public Company Limited - NVDR	50	46
SCG Paper Public Company Limited	81	74
Siam Global House Public Company Limited	148	60
Siam Global House Public Company Limited - NVDR	95	39
Thai Life Insurance Public Company Limited - NVDR	270	57
Thai Oil Public Company Limited	50	72
The Siam Cement Public Company Limited - NVDR	34	207
TISCO Financial Group Public Company Limited - NVDR	39	101
TMB Bank Thanachart Public Company Limited - NVDR	4,104	191
True Corporation Public Company Limited - NVDR (a)	1,063	254
		10,788
Qatar 0.8%
Dukhan Bank (Qp.S.C.)	287	298
Industries Qatar Q.S.C.	314	1,103
Masraf Al Rayan	732	468
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	184
Ooredoo Q.P.S.C	127	356
Qatar Electricity & Water Company	62	268
Qatar Fuel (WOQOD)	85	348
Qatar Gas Transport Company Ltd.	383	492
Qatar International Islamic Bank (Q.P.S.C)	133	365
Qatar Islamic Bank (Q.P.S.C.)	173	883
Qatar National Bank (Q.P.S.C.)	465	1,866
The Commercial Bank (P.S.Q.C.)	343	404
		7,035
Turkey 0.8%
Akbank Turk Anonim Sirketi - Class A	337	665
Arcelik A.S. - Class A	14	73
Aselsan Inc. - Class A	137	247
BIM Birlesik Magazalar Anonim Sirketi - Class A	47	786
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret Anonim Sirketi (a)	4	57
Coca-Cola Icecek Anonim Sirketi - Class A	7	178
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	93
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	169	277
Ford Otomotiv Sanayi Anonim Sirketi - Class A	8	266
Haci Omer Sabanci Holding A.S. - Class A	142	421
KOC Holding Anonim Sirketi - Class A	81	561
SASA Polyester Sanayi A.S. - Class A (a)	121	163
Tofas Turk Otomobil Fabrikasi A.S. - Class A	14	151
Turk Hava Yollari A.O. - Class A (a)	77	733
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	57	85
Turkcell Iletisim Hizmetleri A.S. - Class A	127	392
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	203
Turkiye Is Bankasi Anonim Sirketi - Class C	987	481
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	95	481
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	177
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	71	48
Yapi ve Kredi Bankasi A.S. - Class A	322	335
		6,873
Kuwait 0.8%
Agility Public Warehousing Company KSCP	212	190
Boubyan Bank K.S.C.P	135	249
Gulf Bank K.S.C.P.	255	237
Kuwait Finance House Kscp	1,277	2,957
Mabanee Company (K.P.S.C)	60	162
Mobile Telecommunications Company. K.S.C.P	209	304
National Bank of Kuwait S.A.K.P.	847	2,382
		6,481
Philippines 0.6%
Aboitiz Equity Ventures, Inc.	258	171
Aboitiz Power Corporation	86	50
ACEN Corporation	918	78
Ayala Corporation	25	247
Ayala Land Inc.	649	315
Bank of The Philippine Islands	204	415
BDO Unibank, Inc.	242	529
Emperador Inc.	227	72
GT Capital Holdings, Inc.	10	107
International Container Terminal Services, Inc.	84	505
JG Summit Holdings, Inc.	300	134
Jollibee Foods Corporation	44	170
Manila Electric Company	31	195
Metropolitan Bank & Trust Company	191	220
Monde Nissin Corporation	669	107
PLDT Inc.	9	212
San Miguel Corporation	45	78
SM Investments Corporation	51	722
SM Prime Holdings, Inc.	1,161	561
Universal Robina Corporation	84	160
		5,048
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	372	1,144
C&D International Investment Group Limited (b)	79	147
China Resources Beer (Holdings) Company Limited	163	546
China Resources Power Holdings Company Limited	195	598
China Shandong Hi-Speed Financial Group Limited (a)	201	157
Chow Tai Fook Jewellery Group Limited	192	207
Giant Biogene Holding Co Ltd	43	251
Guangdong Investment Limited	270	158
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	67	159
Kingboard Laminates Holdings Limited	83	89
Nine Dragons Paper (Holdings) Limited (a)	195	81
Orient Overseas (International) Limited	14	219
Sany Heavy Equipment Co., Ltd.	122	76
Sino Biopharmaceutical Limited	1,024	349
Topsports International Holdings Limited (c)	241	128
Xinyi Glass Holdings Limited	173	189
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	58	200
		4,698
Chile 0.4%
Banco de Chile	5,036	562
Banco de Credito e Inversiones	9	258
Banco Santander-Chile	5,776	271
Cencosud S.A.	151	284
Compania Cervecerias Unidas S.A.	13	73
Compania Sud Americana de Vapores S.A.	1,985	126
Empresas CMPC S.A.	120	226
Empresas Copec S.A.	45	347
Enel Americas S.A.	1,971	184
Enel Chile S.A.	2,807	158
Falabella S.A.	140	431
LATAM Airlines Group S.A.	20,488	280
Quinenco S.A.	28	93
		3,293
Greece 0.4%
Eurobank Ergasias Services And Holdings S.A - Class R	267	577

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Greek Organisation of Football Prognostics S.A. - Class R	16	253
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	20	291
HELLENiQ ENERGY Holdings Societe Anonyme - Class R (b)	7	54
Jumbo S.A. - Class R	11	318
Metlen Energy & Metals S.A. - Class R	10	367
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	4	108
National Bank of Greece SA - Class R	76	635
Piraeus Financial Holdings S.A. - Class R	68	250
PPC S.A. - Class R	21	257
		3,110
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	35	270
OTP Bank Nyrt.	24	1,195
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	15	390
		1,855
Peru 0.1%
Credicorp Ltd.	6	1,030
Inretail Peru Corp. (c)	4	103
		1,133
Colombia 0.1%
Bancolombia SA	29	250
Ecopetrol S.A.	502	281
Grupo de Inversiones Suramericana S.A.	5	43
Grupo Energia Bogota S.A. ESP	277	167
Interconexion Electrica S A E S P	55	243
		984
Czech Republic 0.1%
CEZ, a. s. (b)	15	580
Komercni banka, a.s.	7	243
		823
Egypt 0.1%
Commercial International Bank Egypt S.A.E	267	430
Luxembourg 0.0%
Reinet Investments S.C.A.	14	360
Singapore 0.0%
BOC Aviation Limited (c)	20	145
Australia 0.0%
Yancoal Australia Ltd (b)	32	140
Russian Federation 0.0%
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (c) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (c) (d)	1,618	—
Public Joint Stock Company Magnit (a) (c) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (c) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (c) (d)	115	—
Public Joint Stock Company Novatek (a) (c) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (c) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (c) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	301	—
Public Joint Stock Company Phosagro (a) (c) (d)	6	—
Public Joint Stock Company Phosagro (a) (c) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (c) (d)	15	—
Public Joint Stock Company Polyus (a) (c) (d)	4	—
Public Joint Stock Company Rostelecom (a) (c) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (c) (d)	4,398	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (c) (d)	189	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (c) (d)	27	—
United Company RUSAL PLC (a) (c) (d)	320	—
VTB Bank (Public Joint Stock Company) (a) (c) (d)	680,515	—
Total Common Stocks (cost $875,609)		830,308
PREFERRED STOCKS 1.9%
Brazil 1.1%
Banco Bradesco SA (f)	566	1,256
Braskem S.A - Series A	10	33
Centrais Eletricas Brasileiras S/A - Series B	23	162
Companhia Energetica De Minas Gerais-Cemig	209	369
Companhia Paranaense De Energia - Series B	100	167
Gerdau S.A.	143	473
ITAU Unibanco Holding SA (f)	506	2,927
Itausa S.A.	578	1,012
Petroleo Brasileiro S/A Petrobras. (f)	471	3,208
		9,607
South Korea 0.6%
Amorepacific Corporation	1	40
Hyundai Motor Company, 1.00% (g)	2	309
Hyundai Motor Company, 2.00% (g)	4	479
LG Chem, Ltd., 1.00% (g)	1	115
LG Electronics Inc.	2	82
LG H&H Co., Ltd., 1.00% (g)	—	30
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	39
Samsung Electronics Co., Ltd., 1.00% (g)	86	3,955
Samsung Fire & Marine Insurance Co., Ltd.	—	66
Samsung SDI Co., Ltd., 1.00% (g)	—	31
		5,146
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	16	634
Colombia 0.1%
Bancolombia SA	45	368
Grupo Aval Acciones y Valores S.A.	106	11
Grupo de Inversiones Suramericana S.A.	15	88
		467
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	9	—
Total Preferred Stocks (cost $18,407)		15,854
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car SA (a)	1	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (h) (i)	5,656	5,656
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (h) (i)	1,957	1,957
Total Short Term Investments (cost $7,613)		7,613
Total Investments 100.4% (cost $901,629)		853,776
Other Derivative Instruments 0.0%		27
Other Assets and Liabilities, Net (0.4)%		(3,619)
Total Net Assets 100.0%		850,184

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $221 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	8,181	39,458	41,983	200	—	—	5,656	0.7
JNL Government Money Market Fund, 5.31% - Class SL	3,471	15,587	17,101	73	—	—	1,957	0.2
	11,652	55,045	59,084	273	—	—	7,613	0.9

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	34,701	15,847	1.9
AU Small Finance Bank Limited	04/28/21	283	303	0.1
Avenue Supermarts Limited	04/28/21	683	929	0.1
Baidu, Inc. - Class A	06/18/21	5,541	2,611	0.3
Bandhan Bank Limited	04/28/21	353	202	—
BeiGene, Ltd.	04/26/21	1,641	800	0.1
BOC Aviation Limited	04/26/21	165	145	—
CGN Power Co., Ltd. - Class H	04/26/21	328	474	0.1
China Feihe Limited	04/26/21	1,007	183	—
China International Capital Corporation Limited - Class H	04/26/21	315	163	—
China Literature Limited	04/26/21	434	152	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	64	—
China Resources Mixc Lifestyle Services Limited	06/18/21	419	232	—
China Resources Pharmaceutical Group Limited	06/16/23	197	162	—
China Tower Corporation Limited - Class H	04/26/21	762	591	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	34	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	288	374	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	93	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	97	67	—
Haidilao International Holding Ltd.	04/26/21	517	264	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	254	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,234	373	0.1
HDFC Life Insurance Company Limited	04/28/21	946	736	0.1
Horizon Construction Development Limited	04/26/21	6	5	—
Hua Hong Semiconductor Limited	06/16/23	171	172	—
Huatai Securities Co., Ltd. - Class H	04/26/21	194	110	—
Hygeia Healthcare Holdings Co., Limited	06/16/23	201	115	—
ICICI Lombard General Insurance Company Limited	04/28/21	481	533	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	279	285	—
Innovent Biologics, Inc. - Class B	04/26/21	690	630	0.1
Inretail Peru Corp.	05/19/21	150	103	—
Interglobe Aviation Limited	04/28/21	459	850	0.1
JD Health International Inc.	06/18/21	1,139	288	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	3,732	1,779	0.2
Kumba Iron Ore Ltd	04/26/21	198	135	—
LTIMindtree Limited	04/28/21	558	643	0.1
Meituan - Class B	04/26/21	11,285	7,932	0.9
New Oriental Education & Technology Group Inc.	06/16/23	679	1,201	0.2
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,010	893	0.1
Orient Securities Company Limited - Class H	05/20/21	57	35	—
Pepkor Holdings	04/26/21	239	205	—
POP MART International Group Limited	12/15/23	187	342	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	522	529	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	08/27/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Society Inter RAO UES	10/07/21	271	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/26/21	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	54	—
Remegen, Ltd. - Class H	12/16/22	111	49	—
Saudi Arabian Oil Company	04/26/21	5,007	4,519	0.5
SBI Life Insurance Company Limited	04/28/21	557	770	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	153	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	37	—
Smoore International Holdings Limited	04/26/21	1,531	256	—
Tongcheng-Elong Holdings Limited	04/26/21	238	248	—
Topsports International Holdings Limited	04/26/21	292	128	—
United Company RUSAL PLC	04/26/21	230	—	—
VTB Bank (Public Joint Stock Company)	04/26/21	600	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	388	148	—
Yadea Group Holdings Ltd	12/16/22	181	136	—
ZTO Express (Cayman) Inc.	06/21/21	1,282	916	0.1
		109,139	49,252	5.8

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	244	September 2024	13,302	27	(26)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	60,388	769,840	80	830,308
Preferred Stocks	10,708	5,146	—	15,854
Rights	1	—	—	1
Short Term Investments	7,613	—	—	7,613
	78,710	774,986	80	853,776
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(26)	—	—	(26)
	(26)	—	—	(26)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.4%
Japan 24.3%
ABC-Mart, Inc.	11	187
ACOM Co., Ltd.	60	153
Advantest Corporation	95	3,840
AEON Co., Ltd.	118	2,531
AGC Inc. (a)	29	947
Aisin Corporation	22	726
Ajinomoto Co., Inc.	66	2,335
ANA Holdings Inc.	25	453
Asahi Group Holdings, Ltd.	69	2,435
Asahi Intecc Co., Ltd.	36	507
Asahi Kasei Corporation	188	1,207
ASICS Corporation	97	1,490
Astellas Pharma Inc.	238	2,366
Bandai Namco Holdings Inc.	91	1,781
Bridgestone Corporation (a)	80	3,140
Brother Industries, Ltd.	37	658
Canon Inc. (a)	135	3,653
Capcom Co., Ltd.	44	838
Central Japan Railway Company	133	2,877
Chubu Electric Power Co., Ltd.	101	1,197
Chugai Pharmaceutical Co., Ltd.	89	3,176
Concordia Financial Group, Ltd.	170	1,007
Dai Nippon Printing Co., Ltd.	30	1,028
Daifuku Co., Ltd.	51	961
Dai-ichi Life Holdings, Inc.	129	3,440
Daiichi Sankyo Company, Limited	262	9,017
Daikin Industries, Ltd.	39	5,490
Daito Trust Construction Co., Ltd.	9	897
Daiwa House Industry Co.,Ltd	90	2,290
Daiwa Securities Group Inc.	195	1,500
DENSO Corporation	291	4,545
DISCO Corporation	13	4,760
East Japan Railway Company	145	2,411
Eisai Co., Ltd.	37	1,509
ENEOS Holdings, Inc.	390	2,017
FANUC Corporation	122	3,350
Fast Retailing Co., Ltd.	24	5,973
Fuji Electric Co., Ltd.	20	1,115
FUJIFILM Holdings Corporation	165	3,875
Fujitsu Limited	231	3,626
Fukuoka Financial Group, Inc.	25	670
GLP J-REIT	1	532
Hamamatsu Photonics K.K.	20	528
Hankyu Hanshin Holdings, Inc.	30	793
Hikari Tsushin,Inc.	2	448
Hitachi Construction Machinery Co., Ltd.	15	403
Hitachi, Ltd.	628	14,203
Honda Motor Co., Ltd.	657	7,056
Hoshizaki Corporation	15	461
Hoya Corporation	48	5,544
Hulic Co., Ltd. (a)	75	670
IBIDEN Co., Ltd.	17	703
Idemitsu Kosan Co., Ltd.	137	898
Inpex Corporation (a)	126	1,869
Isuzu Motors Limited	83	1,101
ITOCHU Corporation	185	9,045
Japan Airlines Co., Ltd.	18	285
Japan Exchange Group, Inc.	71	1,662
Japan Metropolitan Fund Investment Corporation	1	526
Japan Post Bank Co., Ltd.	184	1,739
Japan Post Holdings Co., Ltd.	280	2,785
Japan Post Insurance Co., Ltd.	28	536
Japan Real Estate Investment Corporation	—	607
Japan Tobacco Inc. (a)	151	4,080
JFE Holdings, Inc.	86	1,239
Kajima Corporation	63	1,093
Kao Corporation	64	2,582
Kawasaki Heavy Industries, Ltd.	22	835
Kawasaki Kisen Kaisha, Ltd.	58	839
KDDI Corporation	202	5,349
Keisei Electric Railway Co., Ltd.	21	684
Keyence Corporation	25	11,065
Kikkoman Corporation	120	1,390
Kintetsu Group Holdings Co.,Ltd	23	506
Kirin Holdings Company, Limited	111	1,433
Kobe Bussan Co., Ltd.	18	390
Koito Manufacturing Co., Ltd.	36	488
Komatsu Ltd.	127	3,696
Konami Holdings Corporation	12	861
Kubota Corporation	157	2,205
Kurita Water Industries Ltd.	14	607
KYOCERA Corporation	181	2,090
Kyoto Financial Group, Inc.	37	665
Kyowa Kirin Co., Ltd.	31	521
Lasertec Co., Ltd.	11	2,438
LY Corporation	378	915
M3, Inc.	59	566
Makita Corporation	35	958
Marubeni Corporation	231	4,287
MatsukiyoCocokara & Co.	50	726
Mazda Motor Corporation	81	790
McDonald's Holdings Company (Japan), Ltd.	13	513
Meiji Holdings Co., Ltd.	34	732
Minebeamitsumi Inc.	49	1,015
MISUMI Group Inc.	39	665
Mitsubishi Chemical Group Corporation	181	1,009
Mitsubishi Corporation	556	10,932
Mitsubishi Electric Corporation	277	4,447
Mitsubishi Estate Co., Ltd.	170	2,671
Mitsubishi HC Capital Inc.	127	843
Mitsubishi Heavy Industries, Ltd.	451	4,864
Mitsubishi Motors Corporation	84	232
Mitsubishi UFJ Financial Group Inc	1,592	17,142
Mitsui & Co., Ltd.	404	9,206
Mitsui Chemicals, Inc.	24	662
Mitsui Fudosan Co., Ltd.	374	3,436
Mitsui O.S.K. Lines, Ltd.	48	1,431
Mizuho Bank, Ltd. (a)	31	772
Mizuho Financial Group, Inc.	347	7,251
MonotaRO Co., Ltd. (a)	36	416
MS&AD Insurance Group Holdings, Inc.	178	3,976
Murata Manufacturing Co., Ltd.	254	5,278
Nec Corporation	35	2,860
NEXON Co., Ltd. (a)	59	1,089
NGK Insulators, Ltd.	43	536
Nidec Corporation	69	3,075
Nintendo Co., Ltd.	142	7,593
Nippon Building Fund Inc. (a)	—	750
Nippon Express Co., Ltd.	12	540
Nippon Paint Holdings Co., Ltd.	135	881
Nippon Prologis REIT, Inc.	—	552
Nippon Sanso Holdings Corporation	28	844
Nippon Steel Corporation	126	2,674
Nippon Telegraph and Telephone Corporation	3,735	3,529
Nippon Yusen Kabushiki Kaisha	63	1,822
Nissan Chemical Corporation	18	560
Nissan Motor Co., Ltd.	288	981
Nissin Food Holdings Co., Ltd.	33	847
Niterra Co., Ltd.	26	757
Nitori Holdings Co., Ltd.	11	1,154
Nitto Denko Corporation	19	1,520
Nomura Holdings, Inc.	404	2,334
Nomura Real Estate Holdings, Inc.	14	355
Nomura Real Estate Master Fund, Inc.	1	499
Nomura Research Institute, Ltd.	57	1,617
NTT DATA Corporation	79	1,159
Obayashi Corporation	97	1,153
OBIC Co., Ltd.	9	1,123
Odakyu Electric Railway Co., Ltd.	48	469
Olympus Corporation	161	2,604
OMRON Corporation	27	944
Ono Pharmaceutical Co., Ltd.	59	806
Oracle Corporation Japan	5	317
Oriental Land Co., Ltd.	148	4,134
ORIX Corporation	157	3,490
Osaka Gas Co., Ltd.	56	1,227

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Otsuka Corporation	33	637
Otsuka Holdings Co., Ltd.	65	2,735
Pan Pacific International Holdings Corporation	73	1,707
Panasonic Holdings Corporation	302	2,482
Rakuten Group, Inc.	196	1,015
Recruit Holdings Co., Ltd.	210	11,298
Renesas Electronics Corporation	200	3,781
Resona Holdings, Inc.	303	2,015
Ricoh Company, Ltd.	79	675
ROHM Co., Ltd.	46	614
SBI Holdings, Inc.	40	1,027
SCREEN Holdings Co., Ltd.	12	1,119
SCSK Corporation	19	386
Secom Co., Ltd.	29	1,691
Seiko Epson Corporation.	39	608
Sekisui Chemical Co., Ltd.	54	746
Sekisui House, Ltd.	86	1,903
Seven & I Holdings Co., Ltd.	329	4,010
SG Holdings Co., Ltd.	55	506
Shimadzu Corporation	39	979
Shimano Inc.	11	1,730
Shimizu Corporation	92	519
Shin-Etsu Chemical Co., Ltd.	271	10,552
Shionogi & Co., Ltd.	38	1,501
Shiseido Company, Limited	53	1,514
SMC Corporation	8	3,574
SoftBank Corp.	384	4,697
SoftBank Group Corp	130	8,395
Sojitz Corporation	28	690
Sompo Holdings, Inc.	127	2,708
Sony Group Corporation	161	13,685
Square Enix Holdings Co., Ltd.	11	322
Subaru Corporation.	82	1,753
SUMCO Corporation (a)	49	712
Sumitomo Corporation	164	4,119
Sumitomo Electric Industries, Ltd.	107	1,675
Sumitomo Metal Mining Co., Ltd.	35	1,065
Sumitomo Mitsui Financial Group, Inc.	179	11,994
Sumitomo Mitsui Trust Bank, Limited	99	2,256
Sumitomo Realty & Development Co., Ltd.	65	1,922
Suntory Beverage & Food Limited (a)	15	545
Suzuki Motor Corporation	247	2,864
Sysmex Corporation	80	1,291
T&D Holdings, lnc.	70	1,217
Taisei Corporation	25	926
Takeda Pharmaceutical Co Ltd	213	5,516
TDK Corporation	51	3,163
Terumo Corporation	201	3,341
The Chiba Bank, Ltd.	97	868
The Kansai Electric Power Company, Incorporated	105	1,763
TIS Inc.	34	655
TOBU Railway Co., LTD.	25	416
Toho Co., Ltd.	15	448
Tokio Marine Holdings, Inc.	267	9,966
Tokyo Century Corporation	22	207
Tokyo Electric Power Company Holdings, Inc. (b)	98	532
Tokyo Electron Limited	61	13,282
Tokyo Gas Co., Ltd.	54	1,164
Tokyu Corporation	83	919
Tokyu Fudosan Holdings Corporation	74	497
TOPPAN Holdings Inc.	41	1,120
Toray Industries, Inc.	219	1,039
Tosoh Corporation	41	534
TOTO Ltd.	20	480
Toyo Suisan Kaisha, Ltd.	13	796
Toyota Industries Corporation	24	2,006
Toyota Motor Corporation	1,606	32,984
Toyota Tsusho Corporation	94	1,838
Trend Micro Incorporated	17	680
Unicharm Corporation	53	1,706
West Japan Railway Company	66	1,239
Yakult Honsha Co., Ltd.	41	728
Yamaha Motor Co., Ltd. (a)	122	1,134
Yamato Holdings Co., Ltd.	45	493
Yaskawa Electric Corporation (a)	34	1,234
Yokogawa Electric Corporation	37	894
Zensho Holdings Co., Ltd.	14	527
ZOZO, Inc.	16	396
		548,683
United Kingdom 14.8%
3I Group PLC	133	5,133
Admiral Group PLC	30	1,003
Anglo American PLC	165	5,206
Ashtead Group Public Limited Company	59	3,894
Associated British Foods PLC	45	1,419
AstraZeneca PLC	210	32,689
Auto Trader Group PLC	116	1,168
Aviva PLC	363	2,190
B&M European Value Retail S.A.	128	706
BAE Systems PLC	410	6,849
Barclays PLC	2,042	5,383
Barratt Developments PLC	130	775
BP P.L.C.	2,279	13,715
British American Tobacco P.L.C.	272	8,369
BT Group PLC (a)	842	1,493
Bunzl Public Limited Company	43	1,627
Burberry Group PLC	51	565
Centrica PLC	716	1,222
Coca-Cola Europacific Partners PLC	28	2,042
Compass Group PLC	233	6,352
Convatec Group PLC (c)	227	672
Croda International Public Limited Company	17	849
CVC Capital Partners PLC (b)	79	1,446
Diageo PLC	301	9,464
DS Smith PLC	180	958
Entain PLC	88	699
Experian PLC	124	5,778
Fiat Chrysler Automobiles N.V.	287	5,673
Flutter Entertainment Public Limited Company (b)	22	3,930
GSK PLC	551	10,580
Haleon PLC	902	3,672
Halma Public Limited Company	52	1,757
Hargreaves Lansdown PLC	48	684
Hikma Pharmaceuticals Public Limited Company	21	492
Hiscox Ltd.	50	725
Howden Joinery Group PLC	71	789
HSBC Holdings PLC	2,553	22,077
Imperial Brands PLC	117	2,997
Informa PLC	177	1,910
InterContinental Hotels Group PLC	21	2,261
Intermediate Capital Group PLC	40	1,087
International Consolidated Airlines Group, S.A. (b)	494	1,010
Intertek Group Plc	22	1,325
J Sainsbury PLC	240	773
JD Sports Fashion PLC	323	485
Kingfisher PLC	246	770
Land Securities Group PLC	99	772
Legal & General Group PLC	811	2,322
Lloyds Banking Group PLC	8,310	5,734
London Stock Exchange Group PLC	58	6,827
M&G PLC	309	782
Melrose Industries PLC	163	1,138
Mondi PLC	60	1,144
National Grid PLC	649	7,258
NatWest Group PLC	841	3,303
Next PLC	16	1,846
NMC Health PLC (d)	12	—
Pearson PLC	94	1,178
Persimmon Public Limited Company	44	744
Phoenix Group Holdings PLC	105	696
Prudential Public Limited Company	362	3,268
Reckitt Benckiser Group PLC	95	5,142
Relx PLC	254	11,655
Rentokil Initial PLC	322	1,873
Rightmove PLC	107	723
Rio Tinto PLC	140	9,211
Rolls-Royce Holdings PLC (b)	1,142	6,561
Schroders PLC	119	546
SEGRO Public Limited Company	163	1,846

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Severn Trent PLC	36	1,087
Shell PLC - Class A	862	30,869
Smith & Nephew PLC	115	1,431
Smiths Group PLC	47	1,016
Spirax Group PLC	10	1,083
SSE PLC	148	3,359
Standard Chartered PLC	287	2,601
Taylor Wimpey PLC	475	853
Tesco PLC	910	3,516
The Berkeley Group Holdings PLC	14	797
The Sage Group PLC.	132	1,813
Unilever PLC	339	18,641
United Utilities PLC	89	1,101
Vodafone Group Public Limited Company	2,830	2,504
Weir Group PLC(The)	34	856
Whitbread PLC	23	865
Wise PLC - Class A (b)	97	825
WPP 2012 Limited	148	1,351
		333,800
France 10.4%
Aeroports de Paris	5	611
Airbus SE	79	10,917
Amundi (c)	8	504
AXA	239	7,825
Biomerieux SA	6	527
BNP Paribas	141	9,026
Bollore SE	96	566
Bouygues	28	887
Bureau Veritas	42	1,167
Capgemini France	22	4,347
Carrefour (a)	77	1,084
Compagnie De Saint-Gobain	63	4,896
Compagnie Generale des Etablissements Michelin	94	3,641
Credit Agricole SA	167	2,287
Danone	87	5,310
Dassault Aviation	3	495
Dassault Systemes	94	3,551
Edenred	34	1,452
Eiffage	10	893
Engie	248	3,538
EssilorLuxottica	42	8,982
Eurofins Scientific SE	18	901
Getlink S.E.	43	715
Hermes International	5	10,565
IPSEN	5	595
Kering	10	3,464
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	78	13,470
Legrand	35	3,494
L'Oreal	33	14,443
LVMH Moet Hennessy Louis Vuitton	35	26,692
Orange	234	2,352
Pernod Ricard	27	3,660
Publicis Groupe SA	31	3,253
Safran	47	9,842
Sanofi	153	14,822
Sartorius Stedim Biotech	4	616
Schneider Electric SE	76	18,183
Societe d'exploitation Hoteliere	11	1,012
Societe Generale	98	2,297
Thales	12	1,980
TotalEnergies SE	293	19,623
Veolia Environnement	83	2,496
VINCI	63	6,686
Vivendi SE	94	981
		234,648
Switzerland 8.1%
ABB Ltd - Class N	216	11,972
Alcon AG	67	5,914
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,615
Coca-Cola HBC AG	28	960
Compagnie Financiere Richemont SA	72	11,308
EMS-Chemie Holding AG	1	741
Galderma Group AG (b)	7	566
Geberit AG - Class N	5	2,684
Givaudan SA - Class N	1	5,892
Glencore PLC	1,343	7,654
Holcim AG	65	5,761
Julius Bar Gruppe AG - Class N	27	1,490
Kuhne & Nagel International AG	7	1,904
Lonza Group AG	9	5,163
Nestle S.A. - Class N	355	36,254
Novartis AG - Class N	277	29,518
Partners Group Holding AG	3	3,769
Roche Holding AG	4	1,157
Sandoz Group AG	54	1,948
Schindler Holding AG - Class N	3	727
SGS SA	21	1,873
Sika AG	22	6,162
Sonova Holding AG	7	2,062
Straumann Holding AG - Class N	15	1,871
Swiss Life Holding AG - Class N	4	2,760
Swiss Re AG	38	4,702
Swisscom AG - Class N	3	1,964
The Swatch Group AG	4	799
The Swatch Group AG - Class N	7	287
UBS Group AG	434	12,738
Zurich Insurance Group AG - Class N	20	10,395
		182,610
Germany 7.6%
Adidas AG - Class N	22	5,197
Allianz SE	53	14,694
BASF SE - Class N	122	5,893
Bayer Aktiengesellschaft - Class N	126	3,546
Bayerische Motoren Werke Aktiengesellschaft	39	3,734
Beiersdorf Aktiengesellschaft	13	1,958
Brenntag SE - Class N	17	1,116
Carl Zeiss Meditec AG	5	371
COMMERZBANK Aktiengesellschaft	127	1,932
Continental Aktiengesellschaft	16	884
Covestro AG (b) (c)	25	1,456
Daimler Truck Holding AG	65	2,606
Deutsche Bank Aktiengesellschaft - Class N	255	4,081
Deutsche Borse Aktiengesellschaft - Class N	25	5,087
Deutsche Lufthansa Aktiengesellschaft	76	462
Deutsche Post AG - Class N	133	5,377
Deutsche Telekom AG - Class N	468	11,804
E.ON SE - Class N	302	3,966
Evonik Industries AG	25	517
Fresenius SE & Co. KGaA (b)	56	1,658
Hannover Ruck SE - Class N	8	2,032
Heidelberg Materials AG	18	1,858
Henkel AG & Co. KGaA	13	1,025
Infineon Technologies AG - Class N	172	6,270
Mercedes-Benz Group AG - Class N	108	7,457
MERCK Kommanditgesellschaft auf Aktien	18	2,913
MTU Aero Engines AG - Class N	7	1,764
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	18	9,127
Qiagen N.V. (b)	30	1,245
Rheinmetall Aktiengesellschaft	6	2,991
RWE Aktiengesellschaft	91	3,120
SAP SE	145	29,223
Siemens Aktiengesellschaft - Class N	96	17,838
Siemens Energy AG (b)	71	1,849
Siemens Healthineers AG (c)	36	2,100
Symrise AG	17	2,125
Talanx Aktiengesellschaft	8	677
Vonovia SE	109	3,102
		173,055
Australia 7.2%
Ampol Limited	32	695
ANZ Group Holdings Limited	407	7,638
Aristocrat Leisure Limited	87	2,889
ASX Limited	26	1,035
Atlas Arteria Limited	142	481
Aurizon Holdings Limited	252	612
Australian Pipeline Trust	181	965

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BHP Group Limited	687	19,542
BlueScope Steel Limited	60	809
Brambles Limited	188	1,824
Cochlear Limited	8	1,863
Coles Group Limited	183	2,077
Commonwealth Bank of Australia	227	19,219
Computershare Limited	76	1,334
CSL Limited	65	12,858
DEXUS Funds Management Limited	152	656
Endeavour Group Limited	184	617
Fortescue Ltd	212	3,015
Goodman Funding Pty Ltd	234	5,423
GPT Management Holdings Limited	269	718
Insurance Australia Group Limited	321	1,526
Macquarie Group Limited	52	7,100
Medibank Private Limited	358	888
Mineral Resources Limited	22	807
Mirvac Limited	525	656
National Australia Bank Limited	421	10,139
Northern Star Resources Ltd	153	1,324
Orica Limited	68	810
Origin Energy Limited	230	1,663
Pilbara Minerals Limited (a)	351	701
Qantas Airways Limited (b)	115	447
QBE Insurance Group Limited	204	2,356
Ramsay Health Care Limited	25	797
REA Group Ltd	7	911
Reece Limited	48	810
Rio Tinto Limited	51	4,005
Santos Limited	425	2,175
Scentre Group Limited	699	1,458
SEEK Limited	46	650
Seven Group Holdings Limited	24	607
Sonic Healthcare Limited	64	1,116
South32 Limited	602	1,469
Stockland Corporation Ltd	320	891
Suncorp Group Limited	170	1,964
Telstra Corporation Limited	558	1,343
The Lottery Corporation Limited	315	1,065
TPG Corporation Limited	57	175
Transurban Holdings Limited	422	3,495
Treasury Wine Estates Limited	103	858
Vicinity Centres RE Ltd	463	572
Washington H. Soul Pattinson and Company Limited	32	700
Wesfarmers Limited	154	6,685
Westpac Banking Corporation	472	8,581
WiseTech Global Limited	24	1,581
Woodside Energy Group Ltd	260	4,885
Woolworths Group Limited	157	3,544
Worley Limited	54	540
		163,564
Netherlands 4.9%
Adyen N.V. (b) (c)	4	4,925
Aegon Ltd.	194	1,197
Akzo Nobel N.V.	22	1,342
ASM International N.V.	6	4,512
ASML Holding N.V.	53	54,682
DSM-Firmenich AG	29	3,318
Exor Nederland N.V.	13	1,409
HAL Trust	5	591
Heineken Holding N.V.	18	1,401
Heineken N.V.	38	3,700
ING Groep N.V.	450	7,705
JDE Peet's N.V.	15	300
Koninklijke Ahold Delhaize N.V.	125	3,684
Koninklijke KPN N.V.	529	2,027
Koninklijke Philips N.V.	105	2,647
NN Group N.V.	37	1,715
Prosus N.V. - Class N	191	6,817
STMicroelectronics N.V.	89	3,511
Wolters Kluwer N.V. - Class C	33	5,391
		110,874
Denmark 4.0%
A.P. Moller - Maersk A/S - Class A	—	592
A.P. Moller - Maersk A/S - Class B	—	822
Carlsberg A/S - Class B	12	1,471
Coloplast A/S - Class B	19	2,336
Danske Bank A/S	91	2,703
Demant A/S (b)	12	513
DSV A/S	23	3,570
Genmab A/S (b)	9	2,170
Novo Nordisk A/S - Class B	459	65,637
Novozymes A/S - Class B	48	2,935
Orsted A/S (b) (c)	25	1,335
Pandora A/S	11	1,614
Tryg A/S	43	940
Vestas Wind Systems A/S (b)	137	3,158
		89,796
Sweden 3.4%
AB Sagax - Class B	29	749
Aktiebolaget Industrivarden - Class A	17	595
Aktiebolaget Industrivarden - Class C	20	671
Aktiebolaget SKF - Class A	2	46
Aktiebolaget SKF - Class B	46	930
Aktiebolaget Volvo - Class A	23	610
Aktiebolaget Volvo - Class B	202	5,152
Alfa Laval AB	39	1,720
Assa Abloy AB - Class B	144	4,067
Atlas Copco Aktiebolag - Class A	343	6,436
Atlas Copco Aktiebolag - Class B	211	3,410
Axfood AB	13	351
Boliden AB	38	1,213
Castellum Aktiebolag (b)	57	691
Epiroc Aktiebolag - Class A	88	1,753
Epiroc Aktiebolag - Class B	48	883
EQT AB (c)	95	2,797
Essity Aktiebolag (publ) - Class A (a)	3	89
Essity Aktiebolag (publ) - Class B	80	2,046
Evolution AB (publ) (c)	25	2,625
Fastighets AB Balder - Class B (b)	91	626
G&L Beijer Ref AB - Class B (a)	51	787
Getinge AB - Class B	29	485
H & M Hennes & Mauritz AB - Class B (a)	77	1,209
Hexagon Aktiebolag - Class B	287	3,240
Holmen Aktiebolag - Class B	12	471
Husqvarna Aktiebolag - Class B	43	345
Indutrade Aktiebolag	37	961
Investment Ab Latour - Class B	19	519
Investor Aktiebolag - Class A	75	2,045
Investor Aktiebolag - Class B	240	6,558
L E Lundbergforetagen Aktiebolag (publ) - Series B	10	486
Lifco AB (Publ) - Class B	31	846
NIBE Industrier AB - Class B	230	971
Nordnet AB	22	464
Saab AB - Class B	48	1,160
Sandvik Aktiebolag	128	2,564
Securitas AB - Class B	71	698
Skandinaviska Enskilda Banken AB - Class A	192	2,852
Skanska AB - Class B	40	723
SSAB AB - Class A	27	146
SSAB AB - Class B	82	446
Svenska Cellulosa Aktiebolaget SCA - Class A (a)	4	55
Svenska Cellulosa Aktiebolaget SCA - Class B	75	1,100
Svenska Handelsbanken AB - Class A	192	1,830
Svenska Handelsbanken AB - Class B (a)	1	13
Swedbank AB - Class A	133	2,747
Swedish Orphan Biovitrum AB (Publ) (b)	22	598
Tele2 AB - Class B	75	755
Telefonaktiebolaget LM Ericsson - Class A	8	47
Telefonaktiebolaget LM Ericsson - Class B	356	2,213
Telia Company AB	299	801
Trelleborg AB - Class B	28	1,104
Volvo Cars AB - Class B (b)	76	236
		76,935
Spain 2.5%
ACS, Actividades de Construccion y Servicios, S.A.	28	1,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
AENA, S.M.E., S.A. (c)	10	2,000
Amadeus IT Holding, S.A. (c)	59	3,912
Banco Bilbao Vizcaya Argentaria, S.A.	780	7,817
Banco Santander, S.A.	2,110	9,792
CaixaBank, S.A.	525	2,779
Cellnex Telecom, S.A. (c)	81	2,615
Endesa, S.A. (a)	43	809
Ferrovial SE	67	2,687
Iberdrola, Sociedad Anonima	774	10,037
Industria de Diseno Textil, S.A.	150	7,453
Naturgy Energy Group, S.A. (a)	18	383
Redeia Corporacion SA (a)	53	937
Repsol SA (a)	155	2,451
Telefonica, S.A. (a)	644	2,732
		57,601
Italy 2.5%
A2a S.P.A.	185	368
Amplifon S.p.A	18	624
Assicurazioni Generali Societa' Per Azioni	136	3,393
Banca Mediolanum SpA	32	353
Banco BPM Societa' Per Azioni	174	1,120
Buzzi S.p.A.	12	503
Davide Campari-Milano N.V.	79	748
DiaSorin S.p.A.	3	298
Enel S.p.A	1,057	7,344
Eni S.p.A.	288	4,428
Ferrari N.V.	16	6,692
Finecobank Banca Fineco S.P.A.	85	1,257
Hera S.p.A.	120	410
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	474
Intesa Sanpaolo SPA	2,183	8,117
Leonardo S.p.A.	53	1,234
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (a)	81	1,190
Moncler S.p.A.	29	1,757
Nexi S.p.A. (b)	85	516
Pirelli & C. S.p.A. (c)	41	242
Poste Italiane - Societa' Per Azioni (a) (c)	61	782
Prysmian S.p.A.	37	2,268
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	687
Snam S.P.A. (a)	290	1,279
Telecom Italia S.p.A. (a)	1,386	332
Terna - Rete Elettrica Nazionale Societa Per Azioni	188	1,450
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	226	8,381
		56,247
Hong Kong 1.6%
AIA Group Limited	1,524	10,281
Budweiser Brewing Company APAC Limited (c)	201	235
CK Asset Holdings Limited	261	975
CK Hutchison Holdings Limited	352	1,681
CK Infrastructure Holdings Limited	84	474
CLP Holdings Limited	246	1,986
ESR Group Limited (a) (c)	281	368
Hang Lung Properties Limited	274	233
Hang Seng Bank, Limited	96	1,234
Henderson Land Development Company Limited	169	451
HKT Trust	452	507
Hong Kong And China Gas Company Limited -The-	1,497	1,137
Hong Kong Exchanges and Clearing Limited	162	5,163
Jardine Matheson Holdings Limited	24	843
Link Real Estate Investment Trust	355	1,378
MTR Corporation Limited	234	740
Power Assets Holdings Limited	194	1,048
Sino Land Company Limited	478	493
Sun Hung Kai Properties Limited	261	2,251
Swire Pacific Limited - Class A	61	539
Swire Pacific Limited - Class B	55	74
Swire Properties Limited	146	232
Techtronic Industries Company Limited	199	2,259
WH Group Limited (c)	1,051	691
Wharf (Holdings) Limited, The	116	325
Wharf Real Estate Investment Company Limited	197	523
		36,121
Singapore 1.2%
Capitaland Ascendas REIT	480	904
Capitaland Group Pte. Ltd.	613	893
Capitaland Investment Limited	319	625
City Developments Limited	69	264
DBS Group Holdings Ltd	283	7,475
Genting Singapore Limited	797	508
Great Eastern Holdings Limited	7	136
Jardine Cycle & Carriage Limited	10	186
Keppel Ltd.	182	868
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	275
Oversea-Chinese Banking Corporation Limited	439	4,680
Singapore Airlines Limited	192	978
Singapore Exchange Limited	114	794
Singapore Technologies Engineering Ltd	224	715
Singapore Telecommunications Limited	1,081	2,184
United Overseas Bank Limited	182	4,217
Wilmar International Limited	253	578
		26,280
Finland 1.0%
Elisa Oyj	20	912
Fortum Oyj	59	867
Huhtamaki Oyj	12	494
Kesko Oyj - Class A (a)	11	191
Kesko Oyj - Class B	39	677
Kone Corporation - Class B	48	2,357
Metso Oyj	96	1,015
Neste Oyj	58	1,032
Nokia Oyj	701	2,662
Nordea Bank Abp	431	5,129
Orion Oyj - Class A	3	132
Orion Oyj - Class B	16	671
Sampo Oyj - Class A	63	2,712
Stora Enso Oyj - Class R	79	1,078
UPM-Kymmene Oyj	73	2,564
Wartsila Oyj Abp	65	1,255
		23,748
Belgium 1.0%
Ackermans	3	512
Ageas SA/NV (a)	22	1,002
Anheuser-Busch InBev	127	7,344
argenx SE (b)	8	3,462
Azelis Group	16	278
Colruyt Group	6	286
D'Ieteren Group	3	587
Elia Group	4	391
Groupe Bruxelles Lambert - Groep Brussel Lambert	11	775
KBC Groep	36	2,511
Sofina	2	464
Syensqo	10	864
U C B	16	2,370
Umicore	26	387
Warehouses De Pauw	24	657
		21,890
Norway 0.7%
Aker ASA	3	179
Aker BP ASA	40	1,029
Autostore Holdings Ltd (b) (c)	128	150
DNB Bank ASA	119	2,326
Equinor ASA	126	3,578
Gjensidige Forsikring ASA	24	436
Kongsberg Gruppen ASA	12	997
Mowi ASA	59	979
Norsk Hydro ASA	176	1,095
Orkla ASA	101	817
SalMar ASA	10	533
Schibsted ASA - Class A	10	309
Schibsted ASA - Class B	11	304
Storebrand ASA	61	627
Telenor ASA	87	985
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Var Energi ASA	110	387
Yara International ASA	23	674
		15,405
Israel 0.4%
Azrieli Group Ltd.	5	291
Bank Hapoalim Ltd	170	1,487
Bank Leumi Le-Israel B.M.	209	1,692
Elbit Systems Ltd.	3	524
ICL Group Ltd	100	428
Israel Discount Bank Limited	161	798
Mizrahi Tefahot Bank Ltd	21	693
Nice Ltd (b)	9	1,473
Teva Pharmaceutical Industries Ltd (b)	155	2,522
		9,908
Poland 0.4%
Allegro.eu (b) (c)	83	776
Bank Polska Kasa Opieki - Spolka Akcyjna	29	1,218
Dino Polska Spolka Akcyjna (b) (c)	6	624
ING Bank Slaski Spolka Akcyjna	5	345
KGHM Polska Miedz Spolka Akcyjna	19	692
LPP Spolka Akcyjna	—	649
Orlen S A	77	1,286
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	113	1,754
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	77	978
Santander Bank Polska Spolka Akcyjna	5	649
		8,971
Austria 0.3%
Andritz AG	8	524
BAWAG Group AG (c)	11	683
Erste Group Bank AG	42	1,977
EVN AG	5	150
OMV Aktiengesellschaft	20	856
Raiffeisen Bank International AG	18	315
Strabag SE	2	70
Telekom Austria Aktiengesellschaft	18	178
Verbund AG	9	694
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	5	147
voestalpine AG	16	422
		6,016
Ireland 0.3%
DCC Public Limited Company	13	940
Kerry Group Public Limited Company - Class A	21	1,696
Kingspan Group Public Limited Company	21	1,771
Smurfit Kappa Funding Designated Activity Company	33	1,494
		5,901
United States of America 0.2%
James Hardie Industries Public Limited Company - CHESS	59	1,846
Universal Music Group N.V.	127	3,771
		5,617
New Zealand 0.2%
Auckland International Airport Limited	168	780
Contact Energy Limited	115	633
Fisher & Paykel Healthcare Corporation Limited	74	1,345
Mercury NZ Limited	86	346
Meridian Energy Limited	168	645
Spark New Zealand Limited	264	669
		4,418
Portugal 0.2%
Banco Espirito Santo S.A. (b) (d)	413	—
EDP Renovaveis, S.A.	33	453
EDP, S.A.	393	1,471
Galp Energia, SGPS, S.A.	60	1,267
Jeronimo Martins, SGPS, S.A.	39	760
		3,951
Luxembourg 0.1%
ArcelorMittal	65	1,492
Tenaris S.A.	62	959
		2,451
Macau 0.1%
Galaxy Entertainment Group Limited	305	1,416
Sands China Ltd. (b)	296	615
		2,031
Chile 0.0%
Antofagasta PLC	46	1,237
China 0.0%
Wuxi Biologics Cayman Inc (b) (c)	492	725
Mexico 0.0%
Fresnillo PLC	24	172
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $1,806,429)		2,202,655
PREFERRED STOCKS 1.6%
Switzerland 1.3%
Chocoladefabriken Lindt & Sprungli AG	—	1,667
Roche Holding AG	94	26,040
Schindler Holding AG	6	1,389
		29,096
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	694
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	14	1,078
Henkel AG & Co. KGaA (e)	22	1,988
Sartorius Aktiengesellschaft	3	772
Volkswagen Aktiengesellschaft (e)	27	3,085
		7,617
Italy 0.0%
Telecom Italia S.p.A.	768	200
Total Preferred Stocks (cost $39,825)		36,913
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (f) (g)	8,257	8,257
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (f) (g)	6,303	6,303
Total Short Term Investments (cost $14,560)		14,560
Total Investments 99.7% (cost $1,860,814)		2,254,128
Other Derivative Instruments (0.0)%		(42)
Other Assets and Liabilities, Net 0.3%		7,484
Total Net Assets 100.0%		2,261,570

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	6,286	117,202	115,231	263	—	—	8,257	0.3
JNL Government Money Market Fund, 5.31% - Class SL	3,069	76,330	73,096	218	—	—	6,303	0.3
	9,355	193,532	188,327	481	—	—	14,560	0.6

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,168	4,925	0.2
AENA, S.M.E., S.A.	04/26/21	1,393	2,000	0.1
Allegro.eu	06/18/21	1,030	776	0.1
Amadeus IT Holding, S.A.	04/26/21	3,225	3,912	0.2
Amundi	04/26/21	677	504	—
Autostore Holdings Ltd	12/17/21	480	150	—
BAWAG Group AG	04/26/21	546	683	—
Budweiser Brewing Company APAC Limited	04/26/21	725	235	—
Cellnex Telecom, S.A.	04/26/21	3,770	2,615	0.1
Convatec Group PLC	04/26/21	665	672	—
Covestro AG	04/26/21	1,832	1,456	0.1
Dino Polska Spolka Akcyjna	06/18/21	446	624	—
EQT AB	04/26/21	2,516	2,797	0.1
ESR Group Limited	04/26/21	910	368	—
Evolution AB (publ)	04/26/21	2,813	2,625	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	530	474	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	275	—
Orsted A/S	04/26/21	2,047	1,335	0.1
Pirelli & C. S.p.A.	04/26/21	228	242	—
Poste Italiane - Societa' Per Azioni	04/26/21	583	782	0.1
Siemens Healthineers AG	06/18/21	2,168	2,100	0.1
WH Group Limited	04/26/21	900	691	—
Wuxi Biologics Cayman Inc	12/17/21	4,878	725	0.1
		41,692	30,966	1.4

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	106	September 2024	EUR	5,237	(14)	(16)
FTSE 100 Index	25	September 2024	GBP	2,058	(3)	(6)
S&P/ASX 200 Index	10	September 2024	AUD	1,924	4	12
TOPIX Index	26	September 2024	JPY	716,699	30	87
					17	77

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/18/24	AUD	2,943	1,968	12
EUR/USD	SCB	09/18/24	EUR	8,624	9,271	14
GBP/USD	BCL	09/18/24	GBP	1,152	1,457	(4)
JPY/USD	BCL	09/18/24	JPY	1,058,294	6,658	(136)
USD/EUR	SCB	09/18/24	EUR	(2,197)	(2,362)	9
USD/JPY	CIT	09/18/24	JPY	(356,789)	(2,245)	46
					14,747	(59)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	2,042	2,200,613	—	2,202,655
Preferred Stocks	—	36,913	—	36,913
Short Term Investments	14,560	—	—	14,560
	16,602	2,237,526	—	2,254,128
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	99	—	—	99
Open Forward Foreign Currency Contracts	—	81	—	81
	99	81	—	180
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(22)	—	—	(22)
Open Forward Foreign Currency Contracts	—	(140)	—	(140)
	(22)	(140)	—	(162)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.4%
Industrials 21.9%
AAON, Inc.	84	7,364
Acuity Brands, Inc.	38	9,265
Advanced Drainage Systems, Inc.	86	13,765
AECOM	171	15,060
AGCO Corporation	78	7,635
Applied Industrial Technologies, Inc.	48	9,377
Avis Budget Group, Inc.	24	2,472
Brink's Company, The	56	5,709
BWXT Government Group, Inc.	115	10,920
Caci International Inc. - Class A (a)	28	12,193
Carlisle Companies Incorporated	60	24,210
Chart Industries, Inc. (a) (b)	53	7,638
Clean Harbors, Inc. (a)	63	14,264
Comfort Systems USA, Inc.	45	13,646
Concentrix Corporation	61	3,841
Core & Main, Inc. - Class A (a)	214	10,488
Crane Company	62	8,982
Curtiss-Wright Corporation	48	12,996
Donaldson Company, Inc.	153	10,933
EMCOR Group, Inc.	59	21,600
EnerSys	51	5,257
ESAB Corporation	71	6,695
ExlService Holdings, Inc. (a)	208	6,533
Exponent, Inc.	65	6,154
Flowserve Corporation	165	7,940
Fluor Corporation (a)	216	9,424
Fortune Brands Innovations, Inc.	157	10,213
FTI Consulting, Inc. (a)	44	9,482
GATX Corporation	44	5,848
Genpact Limited	213	6,848
Graco Inc.	213	16,865
GXO Logistics Inc. (a)	148	7,448
Hexcel Corporation	104	6,515
Insperity, Inc.	45	4,132
ITT Inc.	104	13,376
KBR, Inc.	169	10,815
Kirby Corporation (a)	73	8,773
Knight-Swift Transportation Holdings Inc. - Class A	205	10,251
Landstar System, Inc.	45	8,256
Lennox International Inc.	40	21,583
Lincoln Electric Holdings, Inc.	72	13,523
ManpowerGroup Inc.	58	4,064
MasTec, Inc. (a)	75	8,064
Maximus, Inc.	76	6,519
MDU Resources Group, Inc.	257	6,439
Mine Safety Appliances Company, LLC	46	8,720
MSC Industrial Direct Co., Inc. - Class A	57	4,499
Nextracker LLC - Class A (a)	154	7,224
Nvent Electric Public Limited Company	209	16,036
Oshkosh Corporation	83	8,980
Owens Corning	109	18,950
Paylocity Holding Corporation (a)	55	7,207
RB Global, Inc.	230	17,547
RBC Bearings Incorporated (a)	36	9,782
Regal Rexnord Corporation	84	11,324
Ryder System, Inc.	55	6,816
Saia, Inc. (a)	34	15,876
Science Applications International Corporation	64	7,568
Sensata Technologies Holding PLC	193	7,203
Simpson Manufacturing Co., Inc.	53	8,956
Stericycle, Inc. (a)	119	6,914
Terex Corporation	87	4,765
Tetra Tech, Inc.	67	13,759
The Middleby Corporation (a)	69	8,427
The Timken Company	83	6,612
Toro Company, The	131	12,287
Trex Company, Inc. (a)	137	10,137
UFP Industries, Inc.	78	8,719
Valmont Industries, Inc.	25	6,974
Watsco, Inc.	40	18,700
Watts Water Technologies, Inc. - Class A	34	6,289
WESCO International, Inc.	55	8,728
Woodward, Inc.	77	13,428
XPO, Inc. (a)	146	15,540
		741,342
Financials 15.9%
Affiliated Managers Group, Inc.	40	6,270
Ally Financial Inc.	343	13,620
American Financial Group, Inc.	83	10,223
Annaly Capital Management, Inc.	630	12,016
Associated Banc-Corp	181	3,831
Bank OZK	131	5,371
Brighthouse Financial, Inc. (a)	77	3,357
Cadence Bank	228	6,453
CNO Financial Group, Inc.	141	3,904
Columbia Banking System, Inc.	267	5,313
Commerce Bancshares, Inc.	148	8,234
Cullen/Frost Bankers, Inc.	81	8,250
East West Bancorp, Inc.	175	12,828
Equitable Holdings, Inc.	385	15,717
Erie Indemnity Company - Class A	32	11,511
Essent Group Ltd.	136	7,630
Euronet Worldwide, Inc. (a)	56	5,749
Evercore Inc. - Class A	45	9,308
F.N.B. Corporation	444	6,074
Federated Hermes, Inc. - Class B	102	3,340
Fidelity National Financial, Inc. - Class A	327	16,168
First American Financial Corporation	129	6,984
First Financial Bankshares, Inc.	161	4,751
First Horizon Corporation	688	10,847
FirstCash, Inc.	47	4,957
Glacier Bancorp, Inc.	142	5,295
Hancock Whitney Corporation	110	5,276
Hanover Insurance Group Inc, The	46	5,744
Home BancShares, Inc.	229	5,474
Houlihan Lokey, Inc. - Class A	66	8,859
Interactive Brokers Group, Inc. - Class A	135	16,545
International Bancshares Corporation	67	3,847
Janus Henderson Group PLC	161	5,415
Jefferies Financial Group Inc.	214	10,626
Kinsale Capital Group, Inc.	28	10,797
MGIC Investment Corporation	334	7,200
Morningstar, Inc.	33	9,705
New York Community Bancorp, Inc. - Series A	992	3,195
Old National Bancorp	390	6,703
Old Republic International Corporation	314	9,699
Pinnacle Financial Partners, Inc.	97	7,755
Primerica, Inc.	43	10,236
Prosperity Bancshares, Inc.	121	7,371
Reinsurance Group of America, Incorporated	82	16,882
RenaissanceRe Holdings Ltd	66	14,841
RLI Corp.	50	7,020
Ryan Specialty Group Holdings, Inc. - Class A	126	7,301
SEI Investments Company	125	8,083
Selective Insurance Group, Inc.	78	7,333
SLM Corporation	272	5,661
Southstate Corporation	98	7,472
Starwood Property Trust, Inc. (b)	375	7,099
Stifel Financial Corp.	130	10,908
Synovus Financial Corp.	184	7,376
Texas Capital Bancshares, Inc. (a)	61	3,754
The Carlyle Group, Inc.	272	10,919
The Western Union Company	423	5,169
UMB Financial Corporation	56	4,633
United Bankshares, Inc.	169	5,487
Unum Group	223	11,420
Valley National Bancorp	554	3,866
Voya Financial, Inc.	126	8,993
Webster Financial Corporation	216	9,416
Wex, Inc. (a)	53	9,347
Wintrust Financial Corporation	78	7,656
Zions Bancorporation, National Association	186	8,047
Zurich American Corporation	78	4,649
		535,780

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Consumer Discretionary 14.6%
Adient Public Limited Company (a)	110	2,716
Aramark	334	11,365
Autoliv, Inc.	91	9,764
AutoNation, Inc. (a)	31	4,916
Boyd Gaming Corporation	84	4,640
Brunswick Corporation	85	6,172
Burlington Stores, Inc. (a)	80	19,291
Capri Holdings Limited (a)	150	4,968
Carter's, Inc.	48	2,983
Choice Hotels International, Inc. (b)	30	3,562
Churchill Downs Incorporated	84	11,760
Columbia Sportswear Company	42	3,285
Crocs, Inc. (a)	76	11,099
Dick's Sporting Goods, Inc.	73	15,741
Duolingo, Inc. - Class A (a)	47	9,712
Five Below, Inc. (a)	69	7,552
Floor & Decor Holdings, Inc. - Class A (a)	135	13,401
GameStop Corp. - Class A (a)	340	8,386
Gap, Inc., The	272	6,507
Gentex Corporation	291	9,822
Graham Holdings Co., Ltd. - Class B	5	3,179
Grand Canyon Education, Inc. (a)	36	5,089
H & R Block, Inc.	177	9,590
Harley-Davidson, Inc.	154	5,177
Helen of Troy Limited (a)	29	2,690
Hilton Grand Vacations Inc. (a)	86	3,490
Hyatt Hotels Corporation - Class A	57	8,657
KB Home	93	6,540
Lear Corporation	72	8,169
Light & Wonder, Inc. (a)	113	11,834
Lithia Motors, Inc. - Class A	34	8,652
Macy's, Inc.	353	6,770
Marriott Vacations Worldwide Corporation	41	3,569
Mattel, Inc. (a)	431	7,011
Murphy USA Inc.	24	11,124
Nordstrom, Inc. (b)	123	2,607
Ollie's Bargain Outlet Holdings, Inc. (a)	77	7,570
Penske Automotive Group, Inc.	24	3,611
Planet Fitness, Inc. - Class A (a)	110	8,099
Polaris Inc.	66	5,186
PVH Corp.	71	7,529
RH (a)	20	4,817
Service Corporation International	183	12,986
Skechers U.S.A., Inc. - Class A (a)	166	11,497
Taylor Morrison Home II Corporation - Class A (a)	133	7,387
Tempur Sealy International, Inc.	220	10,396
Texas Roadhouse, Inc. - Class A	84	14,356
The Goodyear Tire & Rubber Company (a)	362	4,110
The Wendy's Company	217	3,676
Thor Industries, Inc.	68	6,339
Toll Brothers, Inc.	131	15,107
TopBuild Corp. (a)	40	15,355
Travel + Leisure Co.	88	3,972
Under Armour, Inc. - Class A (a)	243	1,619
Under Armour, Inc. - Class C (a)	244	1,590
Vail Resorts, Inc.	48	8,676
Valvoline, Inc. (a)	161	6,965
Visteon Corporation (a)	34	3,670
Whirlpool Corporation	68	6,995
Williams-Sonoma, Inc.	81	22,834
Wingstop Inc.	37	15,609
Wyndham Hotels & Resorts, Inc.	101	7,465
YETI Holdings, Inc. (a)	107	4,086
		493,292
Information Technology 9.4%
Allegro Microsystems Inc. (a)	85	2,396
Altair Engineering Inc. - Class A (a) (b)	71	6,957
Amkor Technology, Inc.	132	5,270
AppFolio, Inc. - Class A (a)	27	6,551
Arrow Electronics, Inc. (a)	66	7,956
ASGN Incorporated (a)	57	5,062
Aspen Technology, Inc. (a)	35	6,953
Avnet, Inc.	112	5,759
Belden Inc.	51	4,780
Blackbaud, Inc. (a)	51	3,857
Ciena Corporation (a)	181	8,717
Cirrus Logic, Inc. (a)	69	8,805
Cognex Corporation	219	10,256
Coherent Corp. (a)	167	12,095
CommVault Systems, Inc. (a)	55	6,716
Crane Nxt, Co.	60	3,699
Dolby Laboratories, Inc. - Class A	75	5,972
Dropbox, Inc. - Class A (a)	303	6,814
Dynatrace, Inc. (a)	302	13,527
IPG Photonics Corporation (a)	36	3,022
Kyndryl Holdings, Inc. (a)	287	7,551
Lattice Semiconductor Corporation (a)	173	10,016
Littelfuse, Inc.	31	7,916
Lumentum Holdings Inc. (a)	84	4,265
MACOM Technology Solutions Holdings, Inc. (a)	70	7,838
Manhattan Associates, Inc. (a)	77	19,098
MKS Instruments, Inc.	80	10,457
Novanta Inc. (a)	45	7,359
Onto Innovation Inc. (a)	62	13,571
Power Integrations, Inc.	70	4,901
Pure Storage, Inc. - Class A (a)	384	24,686
Qualys, Inc. (a)	47	6,738
Rambus Inc. (a)	135	7,952
Silicon Laboratories Inc. (a)	41	4,532
Synaptics Incorporated (a)	51	4,462
TD SYNNEX Corporation	99	11,403
Teradata Corporation (a)	120	4,154
Universal Display Corporation	55	11,473
Vishay Intertechnology, Inc.	161	3,596
Vontier Corporation	194	7,392
Wolfspeed, Inc. (a) (b)	163	3,712
		318,236
Health Care 9.2%
Acadia Healthcare Company, Inc. (a)	119	8,024
Amedisys, Inc. (a)	41	3,717
Arrowhead Pharmaceuticals Inc (a)	156	4,059
Azenta, Inc. (a)	67	3,537
BioMarin Pharmaceutical Inc. (a)	238	19,625
Bruker Corporation	123	7,821
Chemed Corporation	19	10,397
Cytokinetics, Incorporated (a)	144	7,822
Dentsply Sirona Inc.	261	6,499
Doximity, Inc. - Class A (a)	154	4,320
Encompass Health Corporation	126	10,820
Enovis Corporation (a)	61	2,751
Envista Holdings Corporation (a)	219	3,637
Exelixis, Inc. (a)	367	8,257
Globus Medical, Inc. - Class A (a)	142	9,725
Grail, Inc. (a) (b)	—	3
Haemonetics Corporation (a)	63	5,218
Halozyme Therapeutics, Inc. (a)	161	8,412
HealthEquity, Inc. (a)	111	9,549
Illumina, Inc. (a)	200	20,875
Jazz Pharmaceuticals Public Limited Company (a)	79	8,479
Lantheus Holdings, Inc. (a)	88	7,079
LivaNova PLC (a)	69	3,778
Masimo Corporation (a)	56	7,049
Medpace Holdings, Inc. (a)	30	12,233
Neogen Corporation (a)	247	3,852
Neurocrine Biosciences, Inc. (a)	127	17,442
Option Care Health, Inc. (a)	219	6,072
Penumbra, Inc. (a)	49	8,830
Perrigo Company Public Limited Company	174	4,457
Progyny, Inc. (a)	101	2,892
Quidelortho Corporation (a)	64	2,135
R1 RCM Holdco Inc. (a)	239	3,008
Repligen Corporation (a)	65	8,137
Roivant Sciences Ltd. (a)	425	4,496
Sarepta Therapeutics, Inc. (a)	118	18,672
Sotera Health LLC (a)	164	1,944
Tenet Healthcare Corporation (a)	123	16,361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
United Therapeutics Corporation (a)	56	17,813
		309,797
Real Estate 7.2%
Agree Realty Corporation	126	7,821
American Homes 4 Rent - Class A	403	14,961
Apartment Income REIT Corp.	183	7,151
Brixmor Property Group Inc.	376	8,672
COPT Defense Properties	138	3,446
Cousins Properties Incorporated	189	4,372
Cubesmart, L.P.	283	12,778
EastGroup Properties, Inc.	61	10,435
EPR Properties	96	4,046
Equity Lifestyle Properties, Inc.	235	15,273
First Industrial Realty Trust, Inc.	168	7,993
Gaming and Leisure Properties, Inc.	340	15,353
Healthcare Realty Trust Incorporated - Class A	476	7,843
Independence Realty Trust, Inc.	288	5,399
Jones Lang LaSalle Incorporated (a)	61	12,450
Kilroy Realty Corporation	133	4,149
Kite Realty Naperville, LLC	275	6,144
Lamar Advertising Company - Class A	110	13,183
National Storage Affiliates Trust	87	3,605
NNN REIT, Inc.	232	9,869
Omega Healthcare Investors, Inc.	310	10,633
Park Hotels & Resorts Inc.	272	4,080
PotlatchDeltic Corporation	101	3,965
Rayonier Inc.	174	5,064
Rexford Industrial Realty, Inc.	270	12,026
Sabra Health Care REIT, Inc.	295	4,550
STAG Industrial, Inc.	230	8,291
Vornado Realty Trust	205	5,392
W.P. Carey Inc.	275	15,137
		244,081
Materials 6.5%
Alcoa Corporation	226	8,996
AptarGroup, Inc.	83	11,654
Arcadium Lithium PLC (a) (b)	1,275	4,283
Ashland Inc.	64	6,090
Avient Corporation	113	4,931
Axalta Coating Systems Ltd. (a)	280	9,563
Berry Global Group, Inc.	143	8,423
Cabot Corporation	71	6,536
Cleveland-Cliffs Inc. (a)	600	9,232
Commercial Metals Company	146	8,035
Crown Holdings, Inc.	150	11,147
Eagle Materials Inc.	43	9,406
Graphic Packaging Holding Company	390	10,217
Greif, Inc. - Class A	33	1,897
Knife River Corporation (a)	73	5,095
Louisiana-Pacific Corporation (W VA)	80	6,599
MP Materials Corp. - Class A (a) (b)	170	2,160
NewMarket Corporation	9	4,427
Olin Corporation	149	7,048
Reliance, Inc.	72	20,671
Royal Gold, Inc.	82	10,284
RPM International Inc.	162	17,399
Scotts Miracle-Gro Company, The	53	3,472
Silgan Holdings Inc.	104	4,389
Sonoco Products Company	122	6,209
The Chemours Company	192	4,337
United States Steel Corporation	280	10,589
Westlake Corporation	40	5,810
		218,899
Energy 5.9%
Antero Midstream Corporation	422	6,215
Antero Resources Corporation (a)	364	11,887
ChampionX Corporation	237	7,876
Chesapeake Energy Corporation (b)	142	11,673
Chord Energy Corporation	78	13,144
Civitas Resources, Inc.	117	8,079
CNX Resources Corporation (a)	197	4,794
DT Midstream, Inc.	125	8,858
Equitrans Midstream Corporation	543	7,048
HF Sinclair Corporation	188	10,027
Matador Resources Company	144	8,608
Murphy Oil Corporation	185	7,626
NOV Inc.	492	9,343
Ovintiv Canada ULC	311	14,582
PBF Energy Inc. - Class A	133	6,100
Permian Resources Corporation - Class A	648	10,470
Range Resources Corporation	307	10,305
Southwestern Energy Company (a)	1,376	9,262
Texas Pacific Land Corporation (b)	23	17,126
Valaris Limited (a)	80	5,966
Weatherford International Public Limited Company (a)	93	11,412
		200,401
Consumer Staples 4.6%
Bellring Intermediate Holdings, Inc. (a)	164	9,381
BJ's Wholesale Club Holdings, Inc. (a)	167	14,682
Boston Beer Company, Inc., The - Class A (a)	12	3,507
Casey's General Stores, Inc.	47	17,781
Celsius Holdings, Inc. (a)	187	10,680
Coca-Cola Consolidated, Inc.	6	6,598
Coty Inc. - Class A (a)	459	4,599
Darling Ingredients Inc. (a)	202	7,411
e.l.f. Beauty, Inc. (a)	70	14,726
Flowers Foods, Inc.	247	5,476
Ingredion Incorporated	83	9,481
Lancaster Colony Corporation	26	4,960
Performance Food Group Company (a)	196	12,952
Pilgrim's Pride Corporation (a)	47	1,795
Post Holdings, Inc. (a)	64	6,625
Sprouts Farmers Market, Inc. (a)	126	10,574
US Foods Holding Corp. (a)	284	15,071
		156,299
Utilities 2.6%
ALLETE, Inc.	72	4,477
Black Hills Corporation	87	4,719
Essential Utilities, Inc.	318	11,884
IDACORP, Inc.	65	6,075
National Fuel Gas Company	118	6,377
New Jersey Resources Corporation	123	5,236
NorthWestern Corporation	76	3,800
OGE Energy Corp.	256	9,127
One Gas, Inc.	71	4,512
Ormat Technologies, Inc.	66	4,759
PNM Resources, Inc.	112	4,151
Portland General Electric Company	131	5,668
Southwest Gas Holdings, Inc.	77	5,406
Spire Inc.	69	4,216
UGI Corporation	262	5,999
		86,406
Communication Services 1.6%
Frontier Communications Parent, Inc. (a)	284	7,438
Iridium Communications Inc.	153	4,062
Nexstar Media Group, Inc. - Class A	39	6,484
TEGNA Inc.	209	2,918
The New York Times Company - Class A	208	10,666
TKO Group Holdings Inc. - Class A	74	8,007
Warner Music Group Corp. - Class A	176	5,394
Ziff Davis, Inc. (a)	58	3,193
ZoomInfo Technologies Inc. - Class A (a)	358	4,570
		52,732
Total Common Stocks (cost $3,157,897)		3,357,265
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	14,237	14,237

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	4,960	4,960
Total Short Term Investments (cost $19,197)		19,197
Total Investments 100.0% (cost $3,177,094)		3,376,462
Other Derivative Instruments 0.0%		41
Other Assets and Liabilities, Net (0.0)%		(122)
Total Net Assets 100.0%		3,376,381

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	15,259	187,051	188,073	682	—	—	14,237	0.4
JNL Government Money Market Fund, 5.31% - Class SL	10,535	102,322	107,897	269	—	—	4,960	0.2
	25,794	289,373	295,970	951	—	—	19,197	0.6

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	89	September 2024	26,209	41	118

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,357,265	—	—	3,357,265
Short Term Investments	19,197	—	—	19,197
	3,376,462	—	—	3,376,462
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	118	—	—	118
	118	—	—	118

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.1%
Financials 18.3%
Ambac Financial Group, Inc. (a)	94	1,206
Ameris Bancorp	131	6,573
Amerisafe, Inc.	39	1,696
Apollo Commercial Real Estate Finance, Inc.	266	2,606
Arbor Realty Trust, Inc. (b)	385	5,519
ARMOUR Residential REIT, Inc. (b)	98	1,906
Artisan Partners Asset Management Inc. - Class A	142	5,851
Assured Guaranty Ltd.	104	8,044
Atlantic Union Bank	181	5,937
Axos Financial, Inc. (a)	103	5,899
B. Riley & Co., LLC (b)	35	616
Banc of California, Inc.	282	3,603
BancFirst Corporation	30	2,596
Bank of Hawaii Corporation	81	4,624
BankUnited, Inc.	150	4,378
Banner Corporation	70	3,495
Berkshire Hills Bancorp, Inc.	85	1,946
BGC Group, Inc. - Class A	782	6,491
Blackstone Mortgage Trust, Inc. - Class A (b)	353	6,155
Bread Financial Payments, Inc.	101	4,504
Brightsphere Investment Group Inc.	60	1,329
Brookline Bancorp, Inc.	187	1,563
Capitol Federal Financial	251	1,378
Cathay General Bancorp	147	5,530
Central Pacific Financial Corp.	54	1,136
City Holding Company	30	3,200
Cohen & Steers, Inc.	53	3,816
Comerica Incorporated	260	13,256
Community Financial System, Inc.	106	4,991
Customers Bancorp, Inc. (a)	58	2,783
CVB Financial Corp.	270	4,658
Dime Community Bancshares, Inc.	75	1,538
Donnelley Financial Solutions, Inc. (a)	50	2,998
Eagle Bancorp, Inc.	58	1,095
Ellington Financial Inc. (b)	171	2,062
Employers Holdings, Inc.	51	2,193
Encore Capital Group, Inc. (a)	48	2,006
Enova International, Inc. (a)	55	3,443
EVERTEC, Inc.	129	4,287
EZCORP, Inc. - Class A (a)	101	1,059
FB Financial Corporation	72	2,797
First Bancorp	84	2,683
First Bancorp.	333	6,095
First Commonwealth Financial Corporation	208	2,870
First Financial Bancorp.	194	4,319
First Hawaiian, Inc.	257	5,327
Franklin BSP Realty Trust, Inc.	167	2,105
Fulton Financial Corporation	370	6,281
Genworth Financial, Inc. - Class A (a)	891	5,384
Goosehead Insurance, Inc. - Class A (a)	51	2,948
Green Dot Corporation - Class A (a)	95	893
Hanmi Financial Corporation	63	1,057
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	232	6,856
HCI Group, Inc.	15	1,368
Heritage Financial Corporation	71	1,274
Hilltop Holdings Inc.	92	2,867
Hope Bancorp, Inc.	246	2,643
Horace Mann Educators Corporation	82	2,688
Independent Bank Corp.	85	4,313
Independent Bank Group, Inc.	73	3,335
Jackson Financial Inc. - Class A (c)	137	10,183
KKR Real Estate Finance Trust Inc.	113	1,022
Lakeland Financial Corporation	52	3,204
Lincoln National Corporation	343	10,674
Mercury General Corporation	54	2,875
Moelis & Company - Class A	143	8,129
Mr. Cooper Group Inc. (a)	131	10,611
National Bank Holdings Corporation - Class A	77	3,010
Navient Corporation	164	2,388
NBT Bancorp Inc.	96	3,715
NCR Atleos Corporation (a)	139	3,747
New York Mortgage Trust, Inc.	191	1,115
NMI Holdings, Inc. - Class A (a)	161	5,485
Northwest Bancshares, Inc.	260	2,999
OFG Bancorp	94	3,514
Pacific Premier Bancorp, Inc.	193	4,425
Palomar Holdings, Inc. (a)	51	4,123
Park National Corporation	29	4,114
Pathward Financial, Inc.	52	2,919
Payoneer Global Inc. (a)	517	2,862
PennyMac Mortgage Investment Trust	176	2,427
Piper Sandler Companies	31	7,177
PJT Partners Inc. - Class A	44	4,788
PRA Group, Inc. (a)	79	1,560
Preferred Bank	25	1,876
ProAssurance Corporation (a)	102	1,248
PROG Holdings, Inc.	88	3,055
Provident Financial Services, Inc.	265	3,803
Radian Group Inc.	307	9,539
Ready Capital Corporation (b)	318	2,605
Redwood Trust, Inc.	261	1,696
Renasant Corporation	115	3,499
S & T Bancorp, Inc.	78	2,614
Safety Insurance Group, Inc.	31	2,309
Seacoast Banking Corporation of Florida	168	3,979
ServisFirst Bancshares, Inc.	100	6,318
Simmons First National Corporation - Class A	252	4,422
SiriusPoint Ltd. (a)	187	2,284
Southside Bancshares, Inc.	58	1,611
Stellar Bancorp, Inc.	96	2,202
StepStone Group Inc. - Class A	105	4,820
Stewart Information Services Corporation	56	3,485
StoneX Group Inc. (a)	56	4,194
The Bancorp, Inc. (a)	105	3,983
Tompkins Financial Corporation	27	1,312
Triumph Financial, Inc. (a)	44	3,591
Trupanion, Inc. (a) (b)	73	2,152
Trustco Bank Corp N Y	41	1,175
Trustmark Corporation	125	3,743
Two Harbors Investment Corp.	210	2,776
United Community Banks, Inc.	240	6,104
United Fire Group, Inc.	42	906
Veritex Holdings, Inc.	109	2,308
Virtu Financial, Inc. - Class A	179	4,008
Virtus Investment Partners, Inc.	14	3,088
WAFD, Inc.	135	3,867
Walker & Dunlop, Inc.	68	6,670
Westamerica Bancorporation	55	2,649
WisdomTree, Inc.	224	2,216
World Acceptance Corporation (a)	7	880
WSFS Financial Corporation	121	5,693
		445,815
Industrials 17.3%
AAR Corp. (a)	67	4,905
ABM Industries Incorporated	128	6,462
AeroVironment, Inc. (a)	57	10,375
Air Lease Corporation - Class A	209	9,913
Alamo Group Inc.	21	3,651
Alaska Air Group, Inc. (a)	256	10,337
Albany International Corp. - Class A	63	5,353
Allegiant Travel Company	29	1,480
American Woodmark Corporation (a)	32	2,544
Apogee Enterprises, Inc.	45	2,838
Arcbest Corporation	48	5,117
Arcosa, Inc.	99	8,258
Armstrong World Industries, Inc.	88	10,006
Astec Industries, Inc.	46	1,376
AZZ Inc.	60	4,651
Barnes Group Inc.	103	4,275
Boise Cascade Company	80	9,594
Brady Corporation - Class A	91	6,038
CoreCivic, Inc. (a)	227	2,941
CSG Systems International, Inc.	58	2,381
Deluxe Corporation	89	1,996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
DNOW Inc. (a)	218	2,988
DXP Enterprises, Inc. (a)	28	1,273
Dycom Industries, Inc. (a)	59	10,004
Encore Wire Corporation	32	9,318
Enerpac Tool Group Corp. - Class A	110	4,218
Enpro Inc.	42	6,137
Enviri Corporation (a)	163	1,409
ESCO Technologies Inc.	52	5,432
Federal Signal Corporation	125	10,419
Forward Air Corporation (b)	63	1,199
Franklin Electric Co., Inc.	81	7,778
GEO Group, Inc., The (a)	271	3,889
Gibraltar Industries, Inc. (a)	61	4,179
GMS Inc. (a)	80	6,437
Granite Construction Incorporated	90	5,573
Griffon Corporation	74	4,743
Hayward Holdings, Inc. (a)	258	3,172
Healthcare Services Group, Inc. (a)	149	1,574
Heartland Express, Inc.	92	1,140
Heidrick & Struggles International, Inc.	40	1,261
Hertz Global Holdings, Inc. (a) (b)	264	932
Hillenbrand, Inc.	141	5,653
HNI Corporation	96	4,307
Hub Group, Inc. - Class A	125	5,387
Insteel Industries, Inc.	40	1,232
Interface, Inc. - Class A	116	1,710
JetBlue Airways Corporation (a)	681	4,148
John Bean Technologies Corporation	65	6,150
Kelly Services, Inc. - Class A	64	1,361
Kennametal Inc.	157	3,692
Korn Ferry	105	7,050
Lindsay Corporation	22	2,760
Liquidity Services, Inc. (a)	47	946
Marten Transport, Ltd.	115	2,119
Masterbrand, Inc. (a)	259	3,805
Matson Intermodal - Paragon, Inc.	69	9,065
Matthews International Corporation - Class A	61	1,538
Mercury Systems, Inc. (a)	106	2,868
Millerknoll, Inc.	146	3,870
Moog Inc. - Class A	58	9,687
Mueller Industries, Inc.	230	13,080
MYR Group Inc. (a)	34	4,638
National Presto Industries, Inc.	10	755
NV5 Global, Inc. (a)	26	2,415
Openlane, Inc. (a)	220	3,646
Pitney Bowes Inc.	320	1,626
Powell Industries, Inc.	19	2,698
Proto Labs, Inc. (a)	51	1,574
Quanex Building Products Corporation	67	1,866
Resideo Technologies, Inc. (a)	297	5,814
Robert Half Inc.	203	12,984
Rush Enterprises, Inc. - Class A	126	5,293
RXO Inc (a)	240	6,277
SkyWest, Inc. (a)	82	6,744
SPX Technologies, Inc. (a)	93	13,263
Standex International Corporation	24	3,897
Sun Country Airlines Holdings, Inc. (a)	77	973
SunPower Corporation (a) (b)	174	516
Sunrun Inc. (a)	451	5,352
Tennant Company	39	3,795
The Greenbrier Companies, Inc.	63	3,143
Titan International, Inc. (a)	106	784
Trinity Industries, Inc.	167	4,983
Triumph Group, Inc. (a)	157	2,412
Unifirst Corporation	30	5,189
Vestis Corporation	268	3,274
Viad Corp (a)	44	1,479
Vicor Corporation (a)	46	1,529
Vm Consolidated, Inc. - Class A (a)	336	9,132
Wabash National Corporation	92	2,004
Werner Enterprises, Inc.	127	4,556
		420,605
Consumer Discretionary 14.1%
Abercrombie & Fitch Co. - Class A (a)	103	18,394
Academy Sports & Outdoors, Inc.	149	7,943
Adtalem Global Education Inc. (a)	77	5,228
Advance Auto Parts, Inc.	121	7,688
American Axle & Manufacturing Holdings, Inc. (a)	237	1,658
American Eagle Outfitters, Inc.	377	7,521
Asbury Automotive Group, Inc. (a)	41	9,281
BJ's Restaurants, Inc. (a)	47	1,616
Bloomin' Brands, Inc.	176	3,386
Boot Barn Holdings, Inc. (a)	61	7,912
Brinker International, Inc. (a)	90	6,484
Caleres, Inc.	68	2,272
Cavco Industries, Inc. (a)	16	5,474
Century Communities, Inc.	56	4,609
Chuy's Holdings, Inc. (a)	33	847
Cracker Barrel Old Country Store, Inc. (b)	45	1,904
Dana Incorporated	262	3,178
Dave & Buster's Entertainment, Inc. (a)	65	2,601
Designer Brands Inc. - Class A	91	622
Dine Brands Global, Inc.	31	1,116
Dorman Products, Inc. (a)	56	5,133
Ethan Allen Interiors Inc.	45	1,242
Foot Locker, Inc.	167	4,174
Fox Factory Holding Corp. (a)	85	4,083
Frontdoor, Inc. (a)	156	5,288
Gentherm Incorporated (a)	65	3,184
G-III Apparel Group, Ltd. (a)	82	2,212
Golden Entertainment, Inc.	43	1,348
Green Brick Partners, Inc. (a)	51	2,935
Group 1 Automotive, Inc.	27	7,922
Guess ?, Inc.	53	1,080
Hanesbrands Inc. (a)	716	3,532
Haverty Furniture Companies, Inc.	28	698
Hibbett Inc.	24	2,079
Installed Building Products, Inc.	47	9,738
Jack in the Box Inc.	39	2,011
Kohl's Corporation (b)	226	5,197
Kontoor Brands, Inc.	101	6,706
La-Z-Boy Incorporated	87	3,261
LCI Industries	51	5,273
Leggett & Platt, Incorporated	271	3,110
Leslie's, Inc. (a) (b)	376	1,577
LGI Homes, Inc. (a)	42	3,729
M/I Homes, Inc. (a)	56	6,806
MarineMax, Inc. (a)	41	1,343
Meritage Homes Corporation	74	11,976
Mister Car Wash, Inc. (a) (b)	186	1,326
Monarch Casino & Resort, Inc.	27	1,834
Monro, Inc.	61	1,457
Movado Group, Inc.	29	731
National Vision Holdings, Inc. (a)	157	2,060
Newell Brands Inc.	778	4,989
Oxford Industries, Inc.	30	3,012
Papa John's International, Inc.	67	3,148
Patrick Industries, Inc.	43	4,646
PENN Entertainment, Inc. (a) (b)	303	5,863
Perdoceo Education Corporation	134	2,866
Phinia Inc.	93	3,662
Sabre Corporation (a)	785	2,095
Sally Beauty Holdings, Inc. (a)	211	2,267
Shake Shack, Inc. - Class A (a)	77	6,901
Shoe Carnival, Inc.	36	1,316
Signet Jewelers Limited	90	8,079
Six Flags Operations Inc. (a)	148	4,888
Sonic Automotive, Inc. - Class A	30	1,657
Sonos, Inc. (a)	250	3,689
Standard Motor Products, Inc.	38	1,061
Steven Madden, Ltd.	138	5,845
Strategic Education, Inc.	45	4,946
Stride, Inc. (a)	81	5,739
Sturm, Ruger & Company, Inc.	36	1,485
The Buckle, Inc.	59	2,190
The Cheesecake Factory Incorporated	96	3,758
The ODP Corporation (a)	65	2,556
Topgolf Callaway Brands Corp. (a)	283	4,337
TRI Pointe Homes Holdings, Inc. (a)	191	7,105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Upbound Group, Inc.	91	2,781
Urban Outfitters, Inc. (a)	116	4,750
V.F. Corporation	668	9,025
Victoria's Secret & Co. (a)	159	2,817
Vista Outdoor Inc. (a)	119	4,470
Winnebago Industries, Inc.	60	3,242
Wolverine World Wide, Inc.	161	2,177
Worthington Industries, Inc.	62	2,951
XPEL, Inc. (a)	43	1,542
		344,634
Information Technology 12.8%
3D Systems Corporation (a)	261	800
A10 Networks, Inc.	142	1,972
ACI Worldwide, Inc. (a)	212	8,402
Adeia Inc.	224	2,505
Advanced Energy Industries, Inc.	75	8,201
Agilysys, Inc. (a)	41	4,290
Alarm.Com Holdings, Inc. (a)	101	6,422
Alpha and Omega Semiconductor Limited (a)	48	1,790
Arlo Technologies, Inc. (a)	196	2,557
Axcelis Technologies, Inc. (a)	66	9,348
Badger Meter, Inc.	60	11,154
Benchmark Electronics, Inc.	73	2,871
Blackline, Inc. (a)	104	5,056
Box, Inc. - Class A (a)	291	7,700
Calix, Inc. (a)	119	4,208
CEVA Inc. (a)	46	892
Cohu, Inc. (a)	96	3,172
Corsair Gaming, Inc. (a)	84	923
CTS Corporation	62	3,151
Digi International Inc. (a)	73	1,664
DigitalOcean Holdings, Inc. (a)	109	3,796
Diodes Incorporated (a)	93	6,678
DoubleVerify Holdings, Inc. (a)	287	5,586
DXC Technology Company (a)	364	6,955
Envestnet, Inc. (a)	102	6,391
ePlus inc. (a)	54	4,005
Extreme Networks, Inc. (a)	264	3,547
Fabrinet (a)	73	17,913
Formfactor, Inc. (a)	157	9,517
Harmonic, Inc. (a)	236	2,783
Ichor Holdings, Ltd. (a)	67	2,600
Insight Enterprises, Inc. (a)	56	11,095
InterDigital, Inc. (b)	51	5,995
Itron, Inc. (a)	93	9,243
Knowles Corporation (a)	182	3,146
Kulicke and Soffa Industries, Inc.	113	5,543
LiveRamp Holdings, Inc. (a)	135	4,172
Marathon Digital Holdings, Inc. (a) (b)	556	11,032
MaxLinear, Inc. (a)	154	3,097
N-Able, Inc. (a)	141	2,149
NCR Voyix Corporation (a)	275	3,395
NetScout Systems, Inc. (a)	145	2,651
Osi Systems, Inc. (a)	32	4,399
PC Connection, Inc.	23	1,450
PDF Solutions, Inc. (a)	62	2,270
Perficient, Inc. (a)	72	5,354
Photronics, Inc. (a)	129	3,184
Plexus Corp. (a)	55	5,691
Progress Software Corporation	86	4,688
Rogers Corporation (a)	34	4,120
Sanmina Corporation (a)	113	7,487
ScanSource, Inc. (a)	51	2,238
Semtech Corporation (a)	131	3,925
Sitime Corporation (a)	36	4,462
SMART Global Holdings, Inc. (a)	104	2,383
SolarEdge Technologies Ltd. (a) (b)	117	2,944
Sprinklr, Inc. - Class A (a)	242	2,328
SPS Commerce, Inc. (a)	75	14,071
TTM Technologies, Inc. (a)	207	4,027
Ultra Clean Holdings, Inc. (a)	90	4,397
Veeco Instruments Inc. (a)	113	5,290
ViaSat, Inc. (a) (b)	153	1,940
Viavi Solutions Inc. (a)	454	3,119
Xerox Holdings Corporation	233	2,703
		310,837
Health Care 10.3%
AdaptHealth LLC - Class A (a)	159	1,591
Addus HomeCare Corporation (a)	36	4,146
Alkermes Public Limited Company (a)	342	8,230
AMN Healthcare Services, Inc. (a)	77	3,960
Amphastar Pharmaceuticals, Inc. (a)	77	3,084
ANI Pharmaceuticals, Inc. (a)	30	1,932
Arcus Biosciences, Inc. (a)	108	1,652
Artivion, Inc. (a)	79	2,019
Astrana Health, Inc. (a)	86	3,502
Avanos Medical, Inc. (a)	93	1,854
BioLife Solutions, Inc. (a)	75	1,601
Catalyst Pharmaceuticals, Inc. (a)	229	3,541
Certara, Inc. (a)	220	3,042
Collegium Pharmaceutical, Inc. (a)	67	2,145
CONMED Corporation	63	4,338
Corcept Therapeutics Incorporated (a)	187	6,066
CorVel Corporation (a)	18	4,690
Cross Country Healthcare, Inc. (a)	69	960
Cytek Biosciences, Inc. (a)	191	1,066
Dynavax Technologies Corporation (a)	266	2,988
Embecta Corp.	116	1,446
Enhabit Inc. (a)	108	960
Fortrea Holdings Inc. (a)	182	4,245
Fulgent Genetics, Inc. (a)	42	819
Glaukos Corporation (a)	102	12,124
Harmony Biosciences Holdings Inc. (a)	65	1,956
Healthstream, Inc.	47	1,323
ICU Medical, Inc. (a)	42	4,943
Inari Medical, Inc. (a)	105	5,065
Innoviva, Inc. (a)	112	1,840
Integer Holdings Corporation (a)	67	7,815
Integra LifeSciences Holdings Corporation (a)	139	4,039
Ironwood Pharmaceuticals, Inc. - Class A (a)	286	1,868
Krystal Biotech, Inc. (a)	51	9,273
LeMaitre Vascular, Inc.	41	3,342
Ligand Pharmaceuticals Incorporated (a)	34	2,869
Merit Medical Systems, Inc. (a)	117	10,083
Mesa Laboratories, Inc.	11	940
Myriad Genetics, Inc. (a)	184	4,505
National HealthCare Corporation	28	3,004
Neogenomics, Inc. (a)	260	3,602
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	93	2,522
Organon & Co.	520	10,771
Owens & Minor, Inc. (a)	149	2,014
Pacira Pharmaceuticals, Inc. (a)	95	2,710
Patterson Companies, Inc.	162	3,909
Pediatrix Medical Group, Inc. (a)	167	1,260
Phibro Animal Health Corporation - Class A	44	738
Premier Healthcare Solutions, Inc. - Class A	213	3,974
Prestige Consumer Healthcare Inc. (a)	101	6,924
Privia Health Group Inc. (a)	211	3,668
RadNet, Inc. (a)	134	7,885
Regenxbio Inc. (a)	92	1,075
Schrodinger, Inc. (a)	112	2,166
Select Medical Holdings Corporation	215	7,535
Simulations Plus, Inc.	32	1,551
STAAR Surgical Company (a)	100	4,760
Supernus Pharmaceuticals, Inc. (a)	111	2,981
Tandem Diabetes Care, Inc. (a)	132	5,299
The Ensign Group, Inc.	114	14,081
U. S. Physical Therapy, Inc.	31	2,829
UFP Technologies, Inc. (a)	14	3,796
Varex Imaging Corporation (a)	85	1,251
Vericel Corporation (a)	98	4,518
VIR Biotechnology, Inc. (a)	173	1,539
Xencor, Inc. (a)	127	2,396
		250,620
Real Estate 7.2%
Acadia Realty Trust	210	3,759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Alexander & Baldwin, Inc.	145	2,453
American Assets Trust, Inc.	98	2,192
Apple Hospitality REIT, Inc.	457	6,639
Armada Hoffler Properties, Inc.	137	1,514
Brandywine Realty Trust	347	1,556
Caretrust REIT, Inc.	289	7,242
Centerspace	30	2,059
Community Healthcare Trust Incorporated	49	1,145
Cushman & Wakefield PLC (a)	401	4,170
DiamondRock Alpharetta Tenant, LLC	427	3,607
Douglas Emmett, Inc.	336	4,466
Easterly Government Properties, Inc.	207	2,561
ELME Communities	179	2,849
Essential Properties Realty Trust, Inc.	356	9,854
eXp World Holdings, Inc. (b)	156	1,759
Four Corners Property Trust, Inc.	184	4,527
Getty Realty Corp.	100	2,664
Global Net Lease, Inc.	398	2,925
Highwoods Properties, Inc.	213	5,606
Hudson Pacific Properties, Inc.	269	1,294
Innovative Industrial Properties, Inc.	57	6,220
JBG Smith Properties	170	2,595
Kennedy-Wilson Holdings, Inc.	238	2,310
LTC Properties, Inc.	88	3,026
LXP Industrial Trust	599	5,462
Marcus & Millichap Company	48	1,512
Medical Properties Trust, Inc. (b)	1,222	5,268
NexPoint Residential Trust, Inc.	46	1,805
OUTFRONT Media Inc.	297	4,248
Pebblebrook Hotel Trust	245	3,365
Phillips Edison & Company, Inc.	249	8,149
Retail Opportunity Investments Corp.	259	3,216
Safehold Inc.	90	1,739
Saul Centers, Inc.	27	986
Service Properties Trust	337	1,732
SITE Centers Corp.	362	5,246
SL Green Realty Corp. (b)	132	7,479
Summit Hotel Properties, Inc.	212	1,272
Sunstone Hotel Investors, Inc.	415	4,342
Tanger Inc.	219	5,947
The Macerich Company	433	6,689
The St. Joe Company	73	3,969
Uniti Group Inc.	507	1,480
Universal Health Realty Income Trust	26	1,005
Urban Edge Properties	241	4,448
Veris Residential, Inc.	163	2,441
Whitestone REIT	94	1,254
Xenia Hotels & Resorts, Inc.	208	2,976
		175,022
Materials 5.7%
AdvanSix Inc.	53	1,224
Alpha Metallurgical Resources, Inc.	24	6,619
Arch Resources, Inc. - Class A	37	5,625
ATI Inc. (a)	251	13,945
Balchem Corporation	66	10,173
Carpenter Technology Corporation	101	11,076
Century Aluminum Company (a)	105	1,754
Clearwater Paper Corporation (a)	33	1,616
Compass Minerals International, Inc.	68	706
H.B. Fuller Company	110	8,459
Hawkins, Inc.	39	3,542
Haynes International, Inc.	26	1,500
Ingevity Corporation (a)	69	2,999
Innospec Inc.	50	6,199
Kaiser Aluminum Corporation	33	2,867
Koppers Holdings Inc.	43	1,588
Materion Corporation	42	4,577
MATIV Holdings, Inc.	111	1,877
Mercer International Inc.	93	792
Metallus Inc. (a)	77	1,560
Minerals Technologies Inc.	65	5,385
Myers Industries, Inc.	72	970
O-I Glass, Inc. (a)	317	3,526
Olympic Steel, Inc.	21	931
Quaker Chemical Corporation	28	4,698
Sealed Air Corporation	295	10,248
Sensient Technologies Corporation	86	6,398
Stepan Company	44	3,653
SunCoke Energy, Inc.	168	1,642
Sylvamo Corporation	71	4,889
Warrior Met Coal, Inc.	107	6,694
Worthington Steel, Inc.	61	2,051
		139,783
Energy 5.2%
Archrock, Inc.	281	5,674
Bristow Holdings U.S. Inc. (a)	49	1,653
Cactus, Inc. - Class A	132	6,985
California Resources Corporation	131	6,969
Comstock Resources, Inc. (b)	195	2,022
CONSOL Energy Inc.	54	5,507
Core Laboratories LP	96	1,938
CVR Energy, Inc.	59	1,580
Dorian LPG Ltd.	70	2,919
Dril-Quip, Inc. (a)	71	1,326
Green Plains Inc. (a)	131	2,084
Helix Energy Solutions Group, Inc. (a)	293	3,496
Helmerich & Payne, Inc.	199	7,207
Liberty Energy Inc. - Class A	309	6,464
Magnolia Oil & Gas Corporation - Class A (b)	365	9,251
Nabors Industries Ltd. (a)	18	1,261
Northern Oil and Gas Incorporated	184	6,849
Oceaneering International, Inc. (a)	204	4,816
Par Pacific Holdings, Inc. (a)	109	2,757
Patterson-UTI Energy, Inc.	624	6,464
Peabody Energy Corporation	216	4,769
Propetro Holding Corp. (a)	169	1,466
REX American Resources Corporation (a)	30	1,360
RPC, Inc.	170	1,062
SM Energy Company	232	10,014
Talos Energy Inc. (a)	315	3,824
Tidewater Inc. (a)	98	9,370
U.S. Silica Holdings, Inc. (a)	156	2,413
Vital Energy, Inc. (a) (b)	50	2,259
World Kinect Corporation	123	3,169
		126,928
Consumer Staples 3.4%
B&G Foods, Inc.	161	1,304
Calavo Growers, Inc.	37	848
Cal-Maine Foods, Inc.	83	5,078
Central Garden & Pet Company (a)	19	746
Central Garden & Pet Company - Class A (a)	108	3,572
Del Monte Fresh Produce Company	66	1,452
Edgewell Personal Care Colombia S A S	101	4,047
Energizer Holdings, Inc.	136	4,004
Grocery Outlet Holding Corp. (a)	202	4,469
Hain Celestial Group, Inc., The (a)	187	1,293
Inter Parfums, Inc.	37	4,238
J&J Snack Foods Corp.	32	5,134
John B. Sanfilippo & Son, Inc.	18	1,771
MGPI Processing, Inc. (b)	32	2,373
National Beverage Corp. (a)	48	2,440
Nu Skin Enterprises, Inc. - Class A	96	1,009
PriceSmart, Inc.	50	4,098
Simply Good Foods Company, The (a)	185	6,691
Spartannash Company	69	1,289
The Andersons, Inc.	64	3,179
The Chefs' Warehouse, Inc. (a)	72	2,818
Tootsie Roll Industries, Inc.	37	1,117
Treehouse Foods, Inc. (a)	97	3,568
United Natural Foods, Inc. (a)	121	1,589
Universal Corporation	50	2,417
USANA Health Sciences, Inc. (a)	22	989
Vector Group Ltd.	270	2,855
WD-40 Company	28	6,064
WK Kellogg Co	135	2,215
		82,667
Communication Services 2.8%
AMC Networks, Inc. - Class A (a) (b)	62	599

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cable One, Inc. (b)	9	3,271
CarGurus, Inc. - Class A (a)	157	4,120
Cars.com Inc. (a)	125	2,468
Cinemark Holdings, Inc. (a)	217	4,696
Cogent Communications Holdings, Inc.	86	4,853
Consolidated Communications Holdings, Inc. (a)	159	701
EchoStar Corporation - Class A (a)	246	4,372
IAC Inc. (a)	142	6,664
Intelsat Inflight LLC (a)	124	1,190
John Wiley & Sons, Inc. - Class A	86	3,490
Lumen Technologies Inc. (a) (b)	2,066	2,273
QuinStreet, Inc. (a)	104	1,729
Scholastic Corporation	52	1,847
Shenandoah Telecommunications Company	102	1,670
Shutterstock, Inc.	49	1,884
Sphere Entertainment Co. - Class A (a)	34	6,319
TechTarget, Inc. (a)	53	1,659
Telephone and Data Systems, Inc.	201	4,162
Thryv Holdings, Inc. (a)	62	1,111
TripAdvisor, Inc. (a)	222	3,945
Yelp Inc. (a)	135	5,003
		68,026
Utilities 2.0%
American States Water Company	74	5,402
Avista Corporation	159	5,513
California Water Service Group	116	5,619
Chesapeake Utilities Corporation	44	4,721
Clearway Energy, Inc. - Class A	71	1,604
Clearway Energy, Inc. - Class C	168	4,144
MGE Energy, Inc.	74	5,508
Middlesex Water Company	36	1,896
Northwest Natural Holding Company	76	2,761
Otter Tail Corporation	85	7,469
SJW Group	59	3,224
Unitil Corporation	34	1,735
		49,596
Total Common Stocks (cost $2,428,357)		2,414,533
INVESTMENT COMPANIES 0.4%
iShares Core S&P Small Cap ETF	94	9,988
Total Investment Companies (cost $9,947)		9,988
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 5.31% (c) (e)	20,762	20,762
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (c) (e)	9,212	9,212
Total Short Term Investments (cost $29,974)		29,974
Total Investments 100.8% (cost $2,468,278)		2,454,495
Other Derivative Instruments 0.0%		29
Other Assets and Liabilities, Net (0.8)%		(18,641)
Total Net Assets 100.0%		2,435,883

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	8,115	—	1,461	215	658	2,871	10,183	0.4
JNL Government Money Market Fund, 5.31% - Class SL	40,586	130,095	149,919	786	—	—	20,762	0.8
JNL Government Money Market Fund, 5.21% - Class I	11,310	119,220	121,318	208	—	—	9,212	0.4
	60,011	249,315	272,698	1,209	658	2,871	40,157	1.6

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	118	September 2024	11,976	29	208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,414,533	—	—	2,414,533
Investment Companies	9,988	—	—	9,988
Short Term Investments	29,974	—	—	29,974
	2,454,495	—	—	2,454,495
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	208	—	—	208
	208	—	—	208

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 56.4%
Communication Services 10.8%
Alphabet Inc. - Class A	99	18,047
Alphabet Inc. - Class C (a)	42	7,687
CJ ENM Co., Ltd. (b)	6	388
Comcast Corporation - Class A (a)	61	2,383
Eletromidia S.A.	233	735
Endeavor Group Holdings, Inc. - Class A (a) (c)	230	6,205
Former Charter Communications Parent, Inc. - Class A (b)	3	1,010
Hellenic Telecommunications Organization S.A. - Class R	38	545
Meta Platforms, Inc. - Class A	53	26,741
Netflix, Inc. (b)	19	12,818
NEXON Co., Ltd.	25	457
Nintendo Co., Ltd.	14	750
The Trade Desk, Inc. - Class A (b)	51	4,968
		82,734
Financials 8.5%
Adyen N.V. (b) (d)	4	5,074
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	79	805
AI Transportation Acquisition Corp. (b)	10	99
AIB Acquisition Corp - Class A (b)	5	62
Aimei Health Technology Co., Ltd. (b)	15	160
Aimfinity Investment Corp. I (b)	5	62
Alchemy Investments Acquisition Corp 1 - Class A (b)	17	186
Alpha Star Acquisition Corporation (b)	13	154
AmpliTech Group, Inc. - Class A (b)	17	171
AON Public Limited Company - Class A	5	1,363
AP Acquisition Corp - Class A (b) (e)	16	179
Bite Acquisition Corp. (b)	11	135
Block, Inc. - Class A (a) (b)	37	2,376
Bowen Acquisition Corp. (b)	10	105
Burtech Acquisition Corp. - Class A (b)	5	60
byNordic Acquisition Corporation - Class A (b)	7	84
Cartesian Growth Corporation II - Class A (b)	38	428
Cartica Acquisition Corp. - Class A (b)	6	63
Churchill Capital Corp VII - Class A (b)	240	2,582
Citigroup Inc.	38	2,426
ClimateRock (b)	8	94
Colombier Acquisition Corp. (b)	9	89
Compass Digital Acquisition Corporation - Class A (b)	9	98
Consilium Acquisition Corp. I, Ltd. - Class A (b)	16	175
Direct Selling Acquisition Corp. - Class A (b)	29	319
Distoken Acquisition Corporation (b)	9	94
DT Cloud Acquisition Corp. (b)	8	77
Enphys Acquisition Corp. - Class A (b)	40	439
ESH Acquisition Corp. - Class A (b)	16	170
Everest Consolidator Acquisition Corporation - Class A (b)	28	317
Fortune Rise Acquisition Corporation - Class A (b)	64	723
FTAC Emerald Acquisition Corp. - Class A (b)	13	137
Global Lights Acquisition Corp. (b)	8	82
Global Lights Acquisition Corp. (b)	8	85
Globalink Investments, Inc. (b)	15	173
Graf Global Corp. (b)	11	105
Groupe Bruxelles Lambert - Groep Brussel Lambert	3	227
Hana Financial Group Inc.	13	555
Haymaker Acquisition Corp. IV - Class A (b)	12	125
Heartland Financial USA, Inc.	6	253
Hennessy Capital Investment Corp. VI - Class A (b)	1	8
Horizon Space Acquisition I Corp. (b)	47	516
Independent Bank Group, Inc.	9	423
Infinite Acquisition Corp. - Class A (b)	21	245
Integrated Rail And Resources Acquisition Corp. - Class A (b) (f)	8	91
Investcorp Europe Acquisition Corp I - Class A (b)	22	246
Investcorp India Acquisition Corp. - Class A (b)	22	250
Iron Horse Acquisitions Corp. (b)	11	109
ITAU Unibanco Holding SA - ADR	36	211
Jack Henry & Associates, Inc. (a)	13	2,087
Jefferies Financial Group Inc.	40	2,007
Keen Vision Acquisition Corporation (b)	27	285
LatAmGrowth SPAC - Class A (b)	15	174
Legato Merger Corp. III (b)	21	209
LPL Financial Holdings Inc.	16	4,331
Metal Sky Star Acquisition Corp. (b)	4	42
Moody's Corporation	9	3,648
Moringa Acquisition Corp. - Class A (b)	3	34
Nabors Energy Transition Corp. - Class A (b)	18	192
National Western Life Group, Inc. - Class A	2	978
NCR Atleos Corporation (b)	17	451
Northern Revival Acquisition Corp - Class A (b) (f)	11	119
Nuvei Technologies Corp. (c)	34	1,093
Oak Woods Acquisition Corporation - Class A (b)	12	128
Oca Acquisition Corp. - Class A (b)	3	38
Primerica, Inc.	21	5,067
Quetta Acquisition Corporation (b)	22	230
RCF Acquisition Corp. - Class A (b)	17	198
Rigel Resource Acquisition Corp. - Class A (b)	100	1,134
Ryan Specialty Group Holdings, Inc. - Class A	55	3,213
SEI Investments Company (a)	26	1,692
SilverBox Corp III - Class A (b)	4	46
Slam Corp. - Class A (b)	22	241
Spark I Acquisition Corp. - Class A (b)	20	205
Spring Valley Acquisition Corp. II - Class A (b)	36	401
TenX Keane Acquisition (b)	11	121
TLGY Acquisition Corporation - Class A (b)	14	159
TMT Acquisition Corp (b)	15	166
Trajectory Alpha Acquisition Corp. - Class A (b)	13	139
Tristar Acquisition I Corp. - Class A (b)	23	260
Triumph Financial, Inc. (b)	8	644
United Overseas Bank Limited	5	123
Visa Inc. - Class A (a)	38	10,033
Wells Fargo & Company	30	1,783
		64,681
Information Technology 7.1%
Analog Devices, Inc.	12	2,791
ANSYS, Inc. (b)	4	1,294
Aspen Technology, Inc. (b)	13	2,595
Avaya Holdings Corp. (b)	29	186
Avaya Inc. (b)	2	12
BOE Technology Group Co., Ltd. - Class A	4,378	2,460
Broadcom Inc.	—	775
CDW Corp. (a)	12	2,747
Clearwater Analytics Holdings, Inc. - Class A (b)	153	2,832
Genius Electronic Optical Co., Ltd.	52	1,060
HashiCorp, Inc. - Class A (b) (c)	68	2,281
Intuit Inc.	5	3,103
Juniper Networks, Inc.	55	2,003
nCino OpCo, Inc. (b)	144	4,528
NCR Voyix Corporation (b)	24	291
NXP Semiconductors N.V.	4	1,189
Oracle Corporation (a)	98	13,782
Riverbed Holdings, Inc. (b) (f)	7	—
Salesforce, Inc. (a)	24	6,249
Taiwan Semiconductor Manufacturing Company Limited	47	1,397
TE Connectivity Ltd. (d)	16	2,370
Will Semiconductor Co., Ltd. Shanghai - Class A	28	385
		54,330
Consumer Discretionary 6.7%
Alibaba Group Holding Limited (d)	16	140
Alibaba Group Holding Limited - ADR (a)	24	1,708
Amazon.com, Inc. (a) (b)	84	16,314
Bajaj Auto Limited	2	210
Beijing Roborock Technology Co., Ltd. - Class A	28	1,520
Capri Holdings Limited (b)	68	2,251
CarMax, Inc. (b)	13	958
Compagnie Financiere Richemont SA	5	814
Delivery Hero SE (b) (d)	5	112
Entain PLC	13	104
Gree Electric Appliances, Inc. of Zhuhai - Class A	268	1,447
Guizhou Tyre Co., Ltd. - Class A	207	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Hangzhou GreatStar Industrial Co., Ltd. - Class A	296	1,004
Hankook Tire & Technology Co.,Ltd	15	476
Home Depot, Inc. , The	7	2,376
JD.com, Inc. - Class A - ADR (a)	26	670
Just Eat Takeaway.Com N.V. (b) (d)	6	66
Marriott International, Inc. - Class A	3	835
Midea Group Co., Ltd. - Class A	277	2,458
Pool Corporation	11	3,404
Prosus N.V. - Class N	25	882
Suofeiya Home Collection Co. Ltd - Class A	386	812
Tesla Inc. (b)	46	9,023
Triangle Tyre Co., Ltd. - Class A	103	216
Under Armour, Inc. - Class A (a) (b)	209	1,396
Vail Resorts, Inc.	3	477
Vipshop (China) Co., Ltd - ADR (a)	33	434
Vitamin Oldco Holdings, Inc. (b) (f)	3	—
Yum China Holdings, Inc.	28	873
		51,124
Health Care 6.6%
Amedisys, Inc. (b)	51	4,704
Axonics, Inc. (b)	58	3,882
Bio-Rad Laboratories, Inc. - Class A (b)	1	356
Catalent, Inc. (b)	47	2,638
Cerevel Therapeutics Holdings, Inc. - Class A (b) (c)	24	967
Doximity, Inc. - Class A (a) (b)	77	2,147
Eurofins Scientific SE (g)	2	100
Hartalega Holdings Berhad	227	158
HK Inno.N Corporation	6	168
Icon Public Limited Company (b)	2	629
Inhibrx Biosciences, Inc. (b)	3	37
Kossan Rubber Industries Bhd	321	160
Life Healthcare Group Holdings	109	77
Natco Pharma Limited	45	627
Novartis AG - ADR (a)	51	5,471
Novo Nordisk A/S - ADR (a)	39	5,537
Olink Holding AB (Publ) - ADR (b)	79	2,012
Regeneron Pharmaceuticals, Inc. (b)	9	8,974
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	3	72
Shandong Pharmaceutical Glass Co.,Ltd - Class A	43	150
Silk Road Medical, Inc. (b)	15	418
The Cooper Companies, Inc.	25	2,214
Vertex Pharmaceuticals Incorporated (b)	14	6,363
Zoetis Inc. - Class A	11	1,937
Zydus Lifesciences Limited	22	289
		50,087
Industrials 5.7%
Beijing New Building Material (Group) Co., Ltd. - Class A	268	1,095
Boeing Company, The (a) (b)	56	10,204
COSCO Shipping Holdings Co., Ltd - Class A	634	1,353
CTS International Logistics Corporation Limited - Class A	627	497
Evergreen Marine Corporation (Taiwan) Ltd.	108	644
Expeditors International of Washington, Inc. - Class A (a)	6	770
Ferguson Holdings Limited	6	1,162
HIWIN Technologies Corp.	27	177
Howmet Aerospace Inc.	7	531
JetBlue Airways Corporation (a) (b)	1	3
Lennox International Inc.	6	2,951
LG Corp.	12	715
Marel hf (d)	78	279
McGrath RentCorp	28	2,995
Old Dominion Freight Line, Inc.	14	2,452
Rentokil Initial PLC	—	—
Rexon Industrial Corp. , Ltd	315	445
Safran	6	1,315
Samsung C&T Corporation	6	612
Stericycle, Inc. (b) (c)	50	2,922
TransUnion	44	3,298
Uber Technologies, Inc. (b)	8	594
Verisk Analytics, Inc. (a)	11	2,962
Watts Water Technologies, Inc. - Class A	9	1,626
Weichai Power Co., Ltd. - Class A	587	1,309
Westinghouse Air Brake Technologies Corporation	4	573
Xiamen Xiangyu Co., Ltd. - Class A	589	550
Yang Ming Marine Transport Corporation	636	1,464
		43,498
Materials 4.6%
Baoshan Iron & Steel Co., Ltd. - Class A	1,621	1,482
Chunbo Co., Ltd. (b)	5	233
FMC Corporation	4	212
Formosa Chemicals & Fibre Corporation	88	136
Glencore PLC	215	1,224
Goldsun Building Materials Co., Ltd.	598	794
Guangdong Tapai Group Co., Ltd. - Class A	351	353
Hansol Chemical Co., Ltd.	5	620
Hanwha Solutions Corporation	19	381
Haynes International, Inc.	26	1,509
Hengyi Petrochemical Co. Ltd - Class A	606	591
Holcim AG	34	2,963
Huaxin Cement Co., Ltd. - Class A	224	424
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	585	1,533
Indorama Ventures Public Company Limited	1,276	679
International Flavors & Fragrances Inc.	22	2,122
KCC Corporation	3	673
Longbai Group Co., Ltd - Class A	303	774
Metals Acquisition Limited (b)	1	8
OCI Holdings Company Ltd.	13	811
Petronas Chemicals Group Berhad	442	590
SAPPI	332	883
Satellite Chemical Co., Ltd. - Class A	418	1,033
SCG Paper Public Company Limited	225	206
Shandong Bohui Paper Industry Co., Ltd. - Class A	524	344
Shandong Sun Paper Co., Ltd. - Class A	792	1,518
United States Steel Corporation	143	5,401
WestRock Company	135	6,801
Xinfengming Group Co.,Ltd - Class A	249	534
		34,832
Energy 3.5%
ChampionX Corporation	58	1,938
Diamond Offshore Drilling, Inc. (b)	—	7
EQT Corporation	39	1,456
Equitrans Midstream Corporation	169	2,193
Gulfport Energy Operating Corporation (b)	4	546
Hess Corporation (a)	100	14,697
Kinder Morgan, Inc.	45	898
Marathon Oil Corporation	32	922
McDermott International, Ltd. (b) (f)	575	167
McDermott International, Ltd. (b) (f)	52	15
Noble Corporation PLC	—	13
SilverBow Resources, Inc. (b)	12	471
Southwestern Energy Company (b)	440	2,960
Thungela Resources	16	96
		26,379
Consumer Staples 2.3%
Albertsons Companies, Inc. - Class A (a)	64	1,258
American Beverage Co Ambev - ADR (a)	1,025	2,102
Amorepacific Corporation	6	765
Gold Flora Corporation (b)	25	4
Heineken Holding N.V.	18	1,446
Herbalife Nutrition Ltd. (b)	14	145
JDE Peet's N.V.	42	830
Lamb Weston Holdings, Inc.	42	3,550
LG H&H Co., Ltd.	1	289
Meridan Management Ltd - GDR (b) (d) (f)	38	—
Monster Beverage 1990 Corporation (b)	145	7,247
Orion Incorporation	3	215
		17,851
Real Estate 0.4%
Apartment Income REIT Corp.	53	2,070
Douglas Emmett, Inc.	35	471
Swire Pacific Limited - Class A	19	168
Vornado Realty Trust	14	377
		3,086

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Utilities 0.2%
Atlantica Sustainable Infrastructure PLC	12	268
FirstEnergy Corp.	19	736
PG&E Corporation	6	108
Power Grid Corporation of India Limited	33	133
		1,245
Total Common Stocks (cost $328,426)		429,847
CORPORATE BONDS AND NOTES 27.0%
Information Technology 6.9%
Alarm.Com Holdings, Inc.
2.25%, 06/01/29 (a) (h) (i)	25	24
Alteryx, Inc.
8.75%, 03/15/28 (i)	370	379
AMS-Osram AG
2.13%, 11/03/27, EUR (d) (h)	800	672
Bill Holdings, Inc.
0.00%, 12/01/25 - 04/01/27 (a) (h) (j)	1,276	1,127
Cloudflare, Inc.
0.00%, 08/15/26 (a) (h) (j)	2,535	2,304
Confluent, Inc.
0.00%, 01/15/27 (a) (h) (j)	718	618
Datadog, Inc.
0.13%, 06/15/25 (a) (h)	2,233	3,225
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (h) (j)	2,663	2,246
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (h) (j)	847	783
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (h) (j)	1,292	1,166
Envestnet, Inc.
0.75%, 08/15/25 (a) (h)	1,240	1,196
2.63%, 12/01/27 (a) (h)	497	532
Five9, Inc.
0.50%, 06/01/25 (a) (h)	1,743	1,660
Guidewire Software, Inc.
1.25%, 03/15/25 (a) (h)	2,447	3,060
HubSpot, Inc.
0.38%, 06/01/25 (a) (h)	1,492	3,114
Itron, Inc.
1.38%, 07/15/30 (a) (h) (i)	174	173
JAMF Holding Corp.
0.13%, 09/01/26 (a) (h)	947	836
Maxeon Solar Technologies, Ltd.
9.50%, 01/15/28 (h) (k) (l)	1,665	947
Microchip Technology Incorporated
0.75%, 06/01/30 (a) (h) (i)	50	51
MicroStrategy Incorporated
0.00%, 02/15/27 (a) (h) (j)	49	59
0.63%, 03/15/30 (a) (h) (i)	298	332
0.88%, 03/15/31 (a) (h) (i)	55	49
2.25%, 06/15/32 (a) (h) (i)	1,491	1,430
Mitek Systems, Inc.
0.75%, 02/01/26 (a) (h)	1,124	1,064
MongoDB, Inc.
0.25%, 01/15/26 (a) (h)	2,982	3,937
Okta, Inc.
0.13%, 09/01/25 (a) (h)	1,656	1,562
0.38%, 06/15/26 (a) (h)	1,608	1,459
PAR Technology Corporation
2.88%, 04/15/26 (a) (h)	619	782
Pegasystems Inc.
0.75%, 03/01/25 (a) (h)	3,824	3,672
Perficient, Inc.
0.13%, 11/15/26 (h)	292	282
Porch Group Inc
0.75%, 09/15/26 (a) (h) (i)	1,451	769
Q2 Holdings, Inc.
0.13%, 11/15/25 (a) (h)	970	903
0.75%, 06/01/26 (a) (h)	1,945	1,935
Rapid7, Inc.
0.25%, 03/15/27 (a) (h)	50	45
1.25%, 03/15/29 (a) (h) (i)	28	26
RingCentral, Inc.
0.00%, 03/15/26 (a) (h) (j)	547	498
Seagate HDD Cayman
3.50%, 06/01/28 (a) (h) (i)	50	68
Shopify Inc.
0.13%, 11/01/25 (a) (h)	1,859	1,724
SMART Global Holdings, Inc.
2.00%, 02/01/29 (a) (h) (i)	608	756
SolarEdge Technologies Ltd.
2.25%, 07/01/29 (a) (h) (i)	323	311
Super Micro Computer, Inc.
0.00%, 03/01/29 (a) (h) (i) (j)	497	500
Unity Software Inc.
0.00%, 11/15/26 (a) (h) (j)	794	683
Veeco Instruments Inc.
3.50%, 01/15/25 (a) (h)	187	364
3.75%, 06/01/27 (a) (h)	352	1,177
2.88%, 06/01/29 (a) (h)	29	50
Verint Systems Inc.
0.25%, 04/15/26 (a) (h)	713	656
Viavi Solutions Inc.
1.63%, 03/15/26 (a) (h)	1,198	1,136
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (h) (i)	150	141
Western Digital Corporation
3.00%, 11/15/28 (a) (h) (i)	55	88
Zscaler, Inc.
0.13%, 07/01/25 (a) (h)	1,320	1,779
		52,350
Health Care 5.3%
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (a) (h)	731	935
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24 (a) (h)	1,905	1,886
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (i)	793	758
3.50%, 04/01/30 (i)	730	698
Cerevel Therapeutics Holdings, Inc.
2.50%, 08/15/27 (h) (i)	805	882
Coherus Biosciences, Inc.
1.50%, 04/15/26 (a) (h)	782	572
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (h)	825	910
CONMED Corporation
2.25%, 06/15/27 (a) (h)	988	882
Cytokinetics, Incorporated
3.50%, 07/01/27 (a) (h)	747	975
Dynavax Technologies Corporation
2.50%, 05/15/26 (a) (h)	2,765	3,376
Evolent Health, Inc.
1.50%, 10/15/25 (a) (h)	1,343	1,294
3.50%, 12/01/29 (a) (h) (i)	236	214
Guardant Health, Inc.
0.00%, 11/15/27 (a) (h) (j)	49	38
Haemonetics Corporation
0.00%, 03/01/26 (a) (h) (j)	497	448
2.50%, 06/01/29 (a) (h) (i)	50	50
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 (a) (h)	593	564
Health Catalyst, Inc.
2.50%, 04/15/25 (a) (h)	1,534	1,502
Innoviva, Inc.
2.13%, 03/15/28 (a) (h)	1,523	1,365
Inotiv, Inc.
3.25%, 10/15/27 (a) (h)	1,167	563
Insulet Corporation
0.38%, 09/01/26 (a) (h)	1,529	1,678
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (a) (h)	2,540	2,397
Irhythm Technologies, Inc.
1.50%, 09/01/29 (a) (h) (i)	25	25
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 (a) (h)	50	47
Jazz Investments I Limited
1.50%, 08/15/24 (a) (h)	2,358	2,344
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Lantheus Holdings, Inc.
2.63%, 12/15/27 (a) (h)	521	649
MannKind Corporation
2.50%, 03/01/26 (a) (h)	1,864	2,246
Mesa Laboratories, Inc.
1.38%, 08/15/25 (a) (h)	630	586
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (h)	55	73
Natera, Inc.
2.25%, 05/01/27 (a) (h)	1,031	2,910
Neogenomics, Inc.
1.25%, 05/01/25 (a) (h)	1,516	1,469
OPKO Health, Inc.
3.75%, 01/15/29 (a) (h) (i)	933	1,066
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (a) (h)	890	831
2.13%, 05/15/29 (a) (h) (i)	125	124
PetIQ, Inc.
4.00%, 06/01/26 (a) (h)	993	1,058
Repligen Corporation
1.00%, 12/15/28 (a) (h) (i)	59	56
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (a) (h) (i)	1,485	2,057
Travere Therapeutics, Inc.
2.25%, 03/01/29 (a) (h)	1,803	1,154
Varex Imaging Corporation
4.00%, 06/01/25 (a) (h)	1,809	1,839
		40,521
Consumer Discretionary 4.8%
Airbnb, Inc.
0.00%, 03/15/26 (a) (h) (j)	994	911
Carnival Corporation
5.75%, 10/01/24 (a) (h)	1,380	2,582
Chegg, Inc.
0.13%, 03/15/25 (a) (h)	1,051	978
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 (a) (h)	1,250	1,096
Delivery Hero SE
1.00%, 04/30/26, EUR (h)	100	97
1.00%, 01/23/27, EUR (d) (h)	1,300	1,157
1.50%, 01/15/28, EUR (d) (h)	100	83
3.25%, 02/21/30, EUR (d) (h)	200	186
DK Crown Holdings Inc.
0.00%, 03/15/28 (a) (h) (j)	498	413
ETSY, Inc.
0.13%, 10/01/26 (a) (h)	622	614
Everi Holdings Inc.
5.00%, 07/15/29 (i)	792	778
Expedia Group, Inc.
0.00%, 02/15/26 (a) (h) (j)	1,741	1,598
Fisker Group Inc.
0.00%, 09/15/26 (a) (b) (h) (i) (m)	2,160	22
Gol Finance LLP
15.82%, 01/29/25 (i) (n)	2,246	2,425
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	226	205
JD.com, Inc.
0.25%, 06/01/29 (a) (h) (i)	50	47
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (d) (h)	800	783
LCI Industries
1.13%, 05/15/26 (a) (h)	1,828	1,716
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (a) (h) (j)	2,135	1,961
3.25%, 12/15/27 (a) (h)	124	113
Michael Kors (USA), Inc.
4.25%, 11/01/24 (i) (k) (o)	2,016	1,996
National Vision Holdings, Inc.
2.50%, 05/15/25 (a) (h)	805	787
NCL Corporation Ltd.
5.38%, 08/01/25 (a) (h)	1,864	2,253
1.13%, 02/15/27 (a) (h)	2,038	1,877
2.50%, 02/15/27 (a) (h)	843	800
PENN Entertainment, Inc.
2.75%, 05/15/26 (a) (h)	1,611	1,777
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (b) (h) (i) (m)	1,305	7
The Cheesecake Factory Incorporated
0.38%, 06/15/26 (a) (h)	2,014	1,820
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (a) (h)	1,540	1,699
Trip.com Group Limited
0.75%, 06/15/29 (a) (h) (i)	373	364
Wayfair Inc.
0.63%, 10/01/25 (a) (h)	2,638	2,466
0.63%, 10/01/25 (h)	1,159	1,083
1.00%, 08/15/26 (a) (h)	1,619	1,460
1.00%, 08/15/26 (h)	57	51
Winnebago Industries, Inc.
3.25%, 01/15/30 (a) (h) (i)	27	25
		36,230
Industrials 2.6%
American Airlines Group Inc.
6.50%, 07/01/25 (a) (h)	149	154
Bloom Energy Corporation
2.50%, 08/15/25 (a) (h)	1,612	1,697
3.00%, 06/01/29 (a) (h) (i)	49	44
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (d) (h)	20,000	2,680
Chart Industries, Inc.
1.00%, 11/15/24 (a) (h)	1,072	2,621
CSG Systems International, Inc.
3.88%, 09/15/28 (a) (h) (i)	696	648
Dayforce, Inc.
0.25%, 03/15/26 (a) (h)	498	453
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (a) (h) (i)	479	278
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (a) (h)	3,163	6,701
Granite Construction Incorporated
3.75%, 05/15/28 (a) (h)	74	107
3.25%, 06/15/30 (a) (h) (i)	198	202
Lyft, Inc.
1.50%, 05/15/25 (a) (h)	860	830
Parsons Corporation
0.25%, 08/15/25 (a) (h)	693	1,255
Plug Power Inc.
7.00%, 06/01/26 (a) (h) (i)	59	53
Rocket Lab USA, Inc.
4.25%, 02/01/29 (a) (h) (i)	55	64
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (a) (h)	1,647	1,762
Uber Technologies, Inc.
0.00%, 12/15/25 (a) (h) (j)	50	53
0.88%, 12/01/28 (a) (h) (i)	24	29
		19,631
Communication Services 2.5%
Cardlytics, Inc.
4.25%, 04/01/29 (a) (h) (i)	300	240
Liberty Broadband Corporation
3.13%, 03/31/53 (a) (h) (i)	124	119
3.13%, 06/30/54 (h) (i)	1,491	1,513
Liberty Media Corporation
4.00%, 11/15/29 (a) (h)	1,069	338
3.75%, 02/15/30 (a) (h)	3,184	1,006
2.75%, 12/01/49 (a) (h) (i)	2,130	2,039
2.38%, 09/30/53 (a) (h) (i)	1,773	1,888
Live Nation Entertainment, Inc.
3.13%, 01/15/29 (a) (h)	49	54
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (a) (h) (i)	3,095	2,795
Oi S.A. – Em Recuperacao Judicial
14.00%, 09/07/24 (e) (i)	—	—
14.00%, 09/07/24 (i)	28	28
12.50%, 12/15/24 (e)	53	52
Oi S.A. - In Judicial Reorganization
0.00%, 07/27/25 (b) (l) (m)	400	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Sea Limited
2.38%, 12/01/25 (a) (h)	2,846	3,025
0.25%, 09/15/26 (a) (h)	149	130
Snap Inc.
0.75%, 08/01/26 (a) (h)	500	535
0.00%, 05/01/27 (a) (h) (j)	249	207
0.13%, 03/01/28 (a) (h)	1,854	1,479
0.50%, 05/01/30 (a) (h) (i)	50	52
Sphere Entertainment Co.
3.50%, 12/01/28 (a) (h) (i)	111	136
Spotify USA Inc.
0.00%, 03/15/26 (a) (h) (j)	750	713
TechTarget, Inc.
0.00%, 12/15/26 (h) (j)	2,149	2,058
The Marcus Corporation
5.00%, 09/15/25 (a) (h)	553	649
		19,058
Financials 2.5%
ABRA Global Finance
5.00%, 03/02/28 (a) (i) (l)	2,511	2,521
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (b) (i) (m)	236	1
Block, Inc.
0.13%, 03/01/25 (a) (h)	3,093	2,979
0.00%, 05/01/26 (a) (h) (j)	410	367
Bread Financial Payments, Inc.
4.25%, 06/15/28 (a) (h)	1,046	1,375
Coinbase Global, Inc.
0.50%, 06/01/26 (a) (h)	1,044	1,072
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (b) (i) (m)	200	26
Encore Capital Group, Inc.
3.25%, 10/01/25 (a) (h)	839	981
4.00%, 03/15/29 (a) (h)	1,392	1,292
EZCORP, Inc.
2.88%, 07/01/24 (h)	973	1,002
3.75%, 12/15/29 (a) (h) (i)	939	1,076
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	268	266
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	67
Repay Holdings Corporation
0.00%, 02/01/26 (a) (h) (i) (j)	2,357	2,135
Shift4 Payments, LLC
0.00%, 12/15/25 (a) (h) (j)	1,242	1,391
0.50%, 08/01/27 (a) (h)	311	294
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (h) (i) (j)	586	507
1.25%, 03/15/29 (a) (h) (i)	815	757
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (p)	242	226
5.00%, (100, 12/01/27) (p)	33	30
WisdomTree, Inc.
5.75%, 08/15/28 (a) (h)	346	421
		18,786
Energy 1.0%
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	400	213
CrownRock, L.P.
5.63%, 10/15/25 (i)	269	268
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	214	219
Green Plains Inc.
2.25%, 03/15/27 (a) (h)	611	536
Gulfport Energy Operating Corporation
8.00%, 05/17/26	6	6
Kosmos Energy Ltd.
3.13%, 03/15/30 (a) (h) (i)	494	517
PGS ASA
13.50%, 03/31/27	1,600	1,769
Summit Midstream Holdings, LLC
9.50%, 10/15/26 (i) (k)	1,082	1,113
Transocean Inc
4.63%, 09/30/29 (a) (h)	1,773	3,144
		7,785
Materials 0.7%
ATI Inc.
3.50%, 06/15/25 (a) (h)	749	2,695
Century Aluminum Company
2.75%, 05/01/28 (a) (h)	608	660
Danimer Scientific, Inc.
3.25%, 12/15/26 (a) (h) (i)	440	64
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (h) (i)	418	440
Livent Corporation
4.13%, 07/15/25 (a) (h)	1,329	1,533
SSR Mining Inc.
2.50%, 04/01/39 (a) (h)	146	131
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (d) (m)	400	113
		5,636
Real Estate 0.5%
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (h)	2,283	2,003
Redfin Corporation
0.50%, 04/01/27 (a) (h)	605	332
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (h)	353	237
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (a) (h)	981	879
Vornado Realty L.P.
3.50%, 01/15/25	125	123
2.15%, 06/01/26	112	103
Zillow Group, Inc.
2.75%, 05/15/25 (g) (h)	23	23
1.38%, 09/01/26 (h)	164	197
1.38%, 09/01/26 (a) (h)	198	238
		4,135
Consumer Staples 0.2%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (i)	262	262
10.75%, 06/30/32 (i)	130	125
The Beauty Health Company
1.25%, 10/01/26 (a) (h) (i)	28	23
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (a) (h)	970	1,076
		1,486
Utilities 0.0%
UGI Corporation
5.00%, 06/01/28 (a) (h) (i)	124	123
Total Corporate Bonds And Notes (cost $202,581)		205,741
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 07/25/36 (k) (n)	1,804	1,373
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 04/17/34 (n)	819	397
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,574
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,770
Apidos CLO XXIV
Series 2016-DR-24A, 11.39%, (3 Month Term SOFR + 6.06%), 10/21/30 (n)	500	500
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	144
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 7.63%, (SOFR 30-Day Average + 2.30%), 01/15/37 (n)	350	344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 12.69%, (3 Month Term SOFR + 7.36%), 10/23/34 (n)	500	500
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.67%, (3 Month Term SOFR + 7.35%), 07/17/35 (n)	500	500
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	103
Barings CLO Ltd 2018-III
Series 2018-E-3A, 11.34%, (3 Month Term SOFR + 6.01%), 07/20/29 (n)	500	502
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 0.00%, 07/17/57 (n)	3,110	360
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.93%, (1 Month Term SOFR + 3.60%), 07/15/37 (k) (n)	470	431
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.90%, 07/17/28 (n)	377	280
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.89%, 12/15/62 (n)	17,309	451
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	321
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	327
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (n)	252	213
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 11.09%, (3 Month Term SOFR + 5.76%), 01/30/31 (n)	700	654
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 10/15/35 (n)	318	276
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 10.93%, (3 Month Term SOFR + 5.61%), 05/15/31 (n)	1,000	955
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 12.29%, (3 Month Term SOFR + 6.96%), 01/25/35 (n)	1,500	1,507
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,419
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (k)	950	280
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.08%, 11/18/52 (n)	3,080	115
Chenango Park CLO, Ltd
Series 2018-D-1A, 11.39%, (3 Month Term SOFR + 6.06%), 04/15/30 (n)	1,000	1,000
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	963	478
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (n)	291	271
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.56%, 03/10/51 (n)	2,522	108
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (n)	500	352
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (f) (n)	1,000	39
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,346
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (n)	1,000	644
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (n)	344	316
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (n)	338	259
CSMC Trust 2017-PFHP
Series 2017-A-PFHP, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 12/15/30 (n)	340	325
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	237
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	188
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 11.33%, (3 Month Term SOFR + 6.01%), 08/15/31 (i) (n)	500	455
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (n)	143	137
Elmwood CLO IX Ltd
Series 2021-E-2A, 11.54%, (3 Month Term SOFR + 6.21%), 07/20/34 (n)	500	504
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.51%, 02/11/28 (n)	417	367
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 12.11%, (3 Month Term SOFR + 6.79%), 07/24/30 (n)	500	497
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.99%, (3 Month Term SOFR + 6.66%), 10/15/30 (n)	500	500
Great Wolf Trust 2024-WOLF
Series 2024-E-WOLF, REMIC, 8.96%, (1 Month Term SOFR + 3.70%), 03/16/26 (n)	500	501
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 11.38%, (1 Month Term SOFR + 6.05%), 11/17/36 (n)	500	493
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.65%, 11/13/47 (n)	346	233
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.45%, 02/12/48 (n)	800	766
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	722
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (n)	3,608	267
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,576	893
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 7.80%, (1 Month Term SOFR + 2.46%), 06/19/36 (n)	350	343
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 12.19%, (3 Month Term SOFR + 6.86%), 10/22/29 (n)	1,000	1,000
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 11.09%, (3 Month Term SOFR + 5.76%), 10/15/30 (n)	900	904
Series 6A-DR-2015, 10.70%, (3 Month Term SOFR + 5.36%), 02/05/31 (i) (n)	1,000	991
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	83	80
Series 2019-D-UES, REMIC, 4.60%, 05/06/32 (n)	85	81
Series 2019-E-UES, REMIC, 4.60%, 05/06/32 (n)	99	94
Series 2019-F-UES, REMIC, 4.60%, 05/06/32 (n)	104	98
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (n)	114	107
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (n)	347	—
Series 2019-G-MFP, REMIC, 9.43%, (1 Month Term SOFR + 4.10%), 07/15/36 (n)	347	345
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (n)	650	496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.95%, 11/18/47 (n)	8,487	25
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.25%, 11/18/48 (n)	18,764	129
LCM XVII Limited Partnership
Series ER-17A, 11.59%, (3 Month Term SOFR + 6.26%), 10/15/31 (n)	500	415
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.96%, (1 Month Term SOFR + 0.61%), 09/25/36 (n)	672	249
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.23%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (n)	10,863	672
Series 2007-2A1-2, REMIC, 5.77%, (1 Month Term SOFR + 0.42%), 03/25/37 (n)	10,777	2,051
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 11.39%, (3 Month Term SOFR + 6.06%), 10/22/30 (n)	500	500
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.94%, (3 Month Term SOFR + 6.61%), 07/17/34 (n)	500	501
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.84%, (3 Month Term SOFR + 6.51%), 04/19/33 (n)	1,000	1,002
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 12.29%, (3 Month Term SOFR + 6.96%), 01/15/33 (n)	500	501
Marble Point CLO XII Ltd.
Series 2018-D-1A, 8.59%, (3 Month Term SOFR + 3.26%), 07/16/31 (n)	500	485
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 10.69%, (1 Month Term SOFR + 5.36%), 11/15/38 (n)	547	547
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	502
MF1 2024-FL15 LLC
Series 2024-D-FL15, 0.00%, (1 Month Term SOFR + 4.04%), 08/18/41 (n)	350	349
Milos CLO, Ltd.
Series 2017-ER-1A, 11.74%, (3 Month Term SOFR + 6.41%), 10/21/30 (n)	500	500
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.57%, 08/17/49 (n)	14,664	340
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	416
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.64%, (1 Month Term SOFR + 0.29%), 10/25/36 (k) (n)	4,183	1,289
Myers Park CLO, Ltd.
Series 2018-E-1A, 11.09%, (3 Month Term SOFR + 5.76%), 10/21/30 (n)	1,000	1,000
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2020-ER-37A, 11.34%, (3 Month Term SOFR + 6.01%), 07/21/31 (n)	500	501
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 11.59%, (3 Month Term SOFR + 6.26%), 10/16/34 (n)	500	503
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.86%, (1 Month Term SOFR + 0.65%), 02/25/36 (k) (n)	6,769	833
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.76%, 06/25/36 (k)	2,850	750
Octagon 57 Ltd
Series 2021-E-1A, 12.19%, (3 Month Term SOFR + 6.86%), 10/16/34 (n)	1,500	1,474
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 12.39%, (3 Month Term SOFR + 7.06%), 05/12/31 (n)	500	492
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 12.59%, (3 Month Term SOFR + 7.26%), 01/20/35 (n)	1,000	949
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 11.33%, (3 Month Term SOFR + 6.01%), 07/17/30 (n)	500	463
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (n)	1,500	42
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.84%, (3 Month Term SOFR + 6.51%), 07/02/35 (n)	1,000	1,005
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	42
Pagaya AI Debt Trust 2022-2
Series 2022-AB-2, 5.72%, 01/15/30 (n)	346	346
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.20%, 08/25/26 (n)	2,000	1,979
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,725
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-C-FL10, 9.60%, (1 Month Term SOFR + 4.25%), 07/25/27 (n)	300	302
Reese Park CLO, Ltd.
Series 2020-ER-1A, 12.09%, (3 Month Term SOFR + 6.76%), 10/16/34 (n)	500	501
Rockland Park Limited
Series 2021-E-1A, 11.84%, (3 Month Term SOFR + 6.51%), 04/20/34 (n)	500	501
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 12/25/61 (n)	4,191	2,731
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,215
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (e) (n)	100	202
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (e) (i)	21	198
Series 2018-R2-A, 0.00%, 02/25/42 (e)	6	59
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (e)	50	389
Sound Point CLO XXI Ltd
Series 2019-ER-2A, 12.06%, (3 Month Term SOFR + 6.73%), 07/17/34 (n)	500	444
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 12.29%, (3 Month Term SOFR + 6.96%), 10/25/34 (n)	500	450
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (n)	1,200	1,110
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (n)	3,767	2,742
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.51%, 01/25/35 (n)	1,045	928
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (k)	428	365
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.81%, (3 Month Term SOFR + 6.48%), 10/22/31 (n)	500	445
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 8.54%, (3 Month Term SOFR + 3.21%), 01/21/31 (n)	1,000	1,001
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,860
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.11%, 03/17/28 (n)	353	263
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	461
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	191	158
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	107	87
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	253	202
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (n)	367	306
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (n)	207	177
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (n)	326	253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (n)	1,800	1,744
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (k)	2,050	1,977
Voya CLO Ltd
Series 2019-E-2A, 12.19%, (3 Month Term SOFR + 6.86%), 07/20/32 (n)	500	496
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	421
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (n)	838	760
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (n)	293	257
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	363
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.13%, 08/17/28 (n)	800	679
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	66	61
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (k)	647	620
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 11.34%, (3 Month Term SOFR + 6.01%), 07/15/30 (n)	500	471
Total Non-U.S. Government Agency Asset-Backed Securities (cost $112,971)		91,509
GOVERNMENT AND AGENCY OBLIGATIONS 3.2%
Collateralized Mortgage Obligations 2.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 11.34%, (SOFR 30-Day Average + 6.00%), 12/26/41 (n)	1,250	1,312
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 15.19%, (SOFR 30-Day Average + 9.85%), 03/25/42 (n)	1,000	1,146
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (n)	470	410
Interest Only, Series SG-3972, REMIC, 0.45%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (n)	3,036	248
Series MS-4096, REMIC, 0.00%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (n)	129	67
Series SB-4118, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (n)	77	36
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (n)	92	40
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (n)	119	58
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,365	544
Federal National Mortgage Association, Inc.
Series 2012-GS-125, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (n)	811	444
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	330	288
Interest Only, Series 2018-SA-54, REMIC, 0.80%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (n)	2,370	182
Interest Only, Series 2020-AS-54, REMIC, 0.70%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (n)	2,198	240
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (n)	5,384	213
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	7,131	286
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	5,095	205
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (n)	7,149	226
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,351	569
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (n)	3,783	87
Interest Only, Series 2018-HS-97, REMIC, 0.75%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (n)	186	18
Interest Only, Series 2018-SD-91, REMIC, 0.75%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (n)	1,422	126
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (n)	2,240	77
Interest Only, Series 2018-SH-105, REMIC, 0.80%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (n)	1,412	132
Interest Only, Series 2018-SK-124, REMIC, 0.75%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (n)	1,719	163
Interest Only, Series 2018-SA-166, REMIC, 0.70%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (n)	1,594	142
Interest Only, Series 2019-SH-92, REMIC, 0.65%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (n)	1,516	141
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (n)	3,981	125
Interest Only, Series 2020-BS-112, REMIC, 0.80%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (n)	3,247	369
Interest Only, Series 2020-SD-142, REMIC, 0.85%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (n)	2,601	312
Interest Only, Series 2020-SH-146, REMIC, 0.85%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (n)	2,417	293
Interest Only, Series 2020-SD-167, REMIC, 0.85%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (n)	2,533	306
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,377	739
Interest Only, Series 2020-SU-189, REMIC, 0.85%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (n)	2,324	287
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,546	666
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	8,988	69
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	6,212	87
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (n)	3,531	82
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,954	474
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (n)	5,187	143
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	4,034	661
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (n)	14,871	120
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,707	665
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	4,079	762
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	8,797	199
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	8,324	114
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,885	674
Interest Only, Series 2020-HI-H11, REMIC, 0.79%, 06/19/70 (n)	5,457	404
Interest Only, Series 2020-AI-H18, REMIC, 0.33%, 09/20/70 (n)	5,395	401

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-BI-H19, REMIC, 0.36%, 11/20/70 (n)	4,384	420
Interest Only, Series 2021-QI-H08, REMIC, 0.11%, 05/20/71 (n)	20,961	473
Interest Only, Series 2021-AI-H19, REMIC, 0.90%, 11/20/71 (n)	7,427	456
		16,701
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.50%, 12/25/24 (n)	204,613	332
Interest Only, Series 2020-X9-M10, REMIC, 0.86%, 12/25/27 (n)	9,162	118
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (n)	12,305	209
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (n)	8,973	111
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (n)	7,916	148
Interest Only, Series 2019-X-M25, REMIC, 0.21%, 11/25/29 (n)	25,839	149
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (n)	34,805	313
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (n)	3,444	155
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (n)	3,461	178
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (n)	3,717	204
Interest Only, Series 2021-X1-M23, REMIC, 0.66%, 11/25/31 (n)	12,654	240
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (n)	11,841	425
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 11.24%, (SOFR 30-Day Average + 5.91%), 11/25/28 (n)	261	250
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (n)	4,693	338
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (n)	4,590	241
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (n)	7,529	426
		3,837
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,442	1,376
3.40%, 03/01/30	1,484	1,388
3.24%, 01/01/33	1,118	1,014
		3,778
Total Government And Agency Obligations (cost $34,871)		24,316
OTHER EQUITY INTERESTS 0.6%
Acropolis Infrastructure Acquisition Corp. (b) (f) (q)	17	—
Alpha Holding, S.A. de C.V (b) (f) (i) (q)	250	—
Altaba Inc. (b) (f) (q)	2,007	4,968
Amyris, Inc. (b) (f) (h) (q)	2,856	48
Pershing Square Tontine Holdings, Ltd. (b) (f) (q)	31	—
Total Other Equity Interests (cost $6,575)		5,016
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Industrials 0.2%
CBI STS de LLC
Term Loan, 12.84%, (3 Month Term SOFR + 7.50%), 12/31/26 (f) (n)	490	485
Constant Contact Inc
Second Lien Term Loan, 13.06%, (3 Month Term SOFR + 7.50%), 02/10/29 (n)	360	331
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.56%, (3 Month Term SOFR + 8.00%), 02/28/25 (l) (n)	339	307
		1,123
Financials 0.1%
Nuvei Technologies Corp.
USD Term Loan, 8.43%, (SOFR + 3.00%), 09/29/25 (n)	648	648
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	296	268
		916
Energy 0.1%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 6.44%, (SOFR + 3.00%), 06/30/25 (n)	435	194
2020 Senior Letter Of Credit, 0.00%, 06/30/27 (f) (n) (r)	197	98
2020 Make Whole Term Loan, 8.44%, (SOFR + 3.00%), 06/30/27 (n)	7	4
2020 Letter Of Credit, 9.31%, 06/30/27 (f) (n)	469	305
Lealand Reficar Term Loan
Term Loan, 12.80%, 06/30/27 (f) (n)	18	12
		613
Information Technology 0.1%
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.44%, (3 Month Term SOFR + 8.88%), 10/22/29 (n)	405	96
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 09/08/26 (n)	32	31
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 08/01/24 (b) (m) (n)	54	1
Riverbed Technology, Inc.
2023 PIK Term Loan, 9.81%, (3 Month Term SOFR + 2.50%), 07/01/28 (n)	275	165
Vision Solutions, Inc.
2021 Incremental Term Loan, 11.75%, (3 Month SOFR + 4.25%), 04/24/28 (n)	33	32
		325
Consumer Discretionary 0.0%
Byju's Alpha, Inc.
Term Loan, 13.33%, 04/09/26 (f) (n)	1	1
Term Loan, 13.34%, (SOFR + 8.00%), 04/24/26 (e) (n)	5	5
Term Loan B, 0.00%, 11/05/26 (n) (r)	173	37
Farfetch US Holdings, Inc
Term Loan, 11.57%, (SOFR + 6.25%), 09/20/27 (n)	270	251
		294
Communication Services 0.0%
Avaya, Inc.
2023 Exit Term Loan, 6.83%, (1 Month Term SOFR + 1.50%), 08/01/28 (n)	309	266
Health Care 0.0%
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.50%, (3 Month SOFR + 7.00%), 12/08/29 (n)	195	179
Total Senior Floating Rate Instruments (cost $4,753)		3,716
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (b)	39	6
Akazoo Internet and Digital Appliances Enterprises Services SA (b) (f)	83	—
Alchemy Investments Acquisition Corp 1 (b)	9	1
Altenergy Acquisition Corp. (b)	3	—
American Oncology Network, LLC (b)	—	—
Amprius Technologies Operating, Inc. (b)	15	3
Ares Acquisition Corp. (b)	16	2
Arogo Capital Acquisition Corporation (b)	10	—
Atlantic Coastal Acquisition Corp. II (b)	2	—
BigBear.ai Holdings, LLC (b)	3	1
Brand Engagement Network Inc. (b)	2	—
Bukit Jalil Global Acquisition 1 Ltd (b)	3	—
Burtech Acquisition Corp. (b)	14	4
Capri Listco (b)	31	—
Cartesian Growth Corporation II (b)	3	—
Cero Therapeutics Holdings, Inc. (b)	3	—
Churchill Capital Corp VII (b)	2	1
ECARX Holdings Inc. (b)	2	—
Electriq Power Holdings, Inc. (b)	4	—
EVe Mobility Acquisition Corp (b)	4	—
Evergreen Corp. (b)	10	—
Freightos Ltd (b)	3	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
GCM Grosvenor Inc. (b)	40	20
Getaround Operating, Inc. (b)	1	—
Global Partner Acquisition Corporation II (b)	1	—
Goal Acquisitions Corp. (b)	45	—
Golden Arrow Merger Corp. (b)	4	1
Grove Collaborative Holdings, Inc. (b)	4	—
Haymaker Acquisition Corp. IV (b)	6	1
Heliogen, Inc. (b)	1	—
iLearningEngines, Inc. (b)	14	9
Inflection Point Acquisition Corp. II (b)	7	1
Iron Horse Acquisitions Corp. (b)	11	—
Israel Acquisitions Corp. (b)	15	1
Jaws Mustang Acquisition Corp. (b)	12	1
Keen Vision Acquisition Corporation (b)	27	1
Kensington Capital Acquisition Corp. V (b)	25	1
KLDiscovery Ontrack, LLC (b)	35	—
Legato Merger Corp. III (b)	10	1
MariaDB Public Limited Company (b)	3	—
Maxeon Solar Technologies, Ltd. (b) (f)	81	—
Moneylion Technologies Inc. (b)	40	4
Nabors Energy Transition Corp. (b)	9	1
NioCorp Developments Ltd. (b)	2	1
Northern Star Investment Corp. III (b) (f)	1	—
Northern Star Investment Corp. IV (b) (f)	1	—
Papaya Growth Opportunity Corp. I (b)	4	—
Plum Acquisition Corp. I (b)	2	—
Plum Acquisition Corp. III (b)	—	—
PowerUp Acquisition Corp. (b)	—	—
Prenetics Global Limited (b)	—	—
Psyence Biomedical Ltd. (b)	4	—
Pyrophyte Acquisition Corp. (b)	4	—
Q-Si Operations Inc. (b)	13	2
Ross Acquisition Corp. II (b) (f)	1	—
Sable Offshore Corp. (b)	7	29
SilverBox Corp III (b)	1	—
Slam Corp. (b)	5	1
Spark I Acquisition Corp. (b)	10	2
Spring Valley Acquisition Corp. II (b)	2	—
SWVL Holdings Corp. (b)	—	—
Target Global Acquisition I Corp. (b)	6	—
Tevogen Bio Holdings Inc. (b)	4	—
Vaso Holding Corporation (b)	10	—
Volato Group, Inc. (b)	8	—
Whole Earth Brands, Inc. (b)	6	—
Zapp Electric Vehicles Group Limited (b)	7	—
Zeo Energy Corp. (b)	3	—
Total Warrants (cost $307)		95
RIGHTS 0.0%
ABIOMED, Inc. (b) (f)	2	4
Aimei Health Technology Co., Ltd. (b)	15	3
Akouos, Inc. (b) (f)	14	11
AmpliTech Group, Inc. (b)	13	3
Bristol-Myers Squibb Company (b) (f)	25	34
Bukit Jalil Global Acquisition 1 Ltd (b)	6	1
DT Cloud Acquisition Corp. (b)	8	2
ESH Acquisition Corp. (b)	16	2
Golden Star Acquisition Corporation (b)	10	3
Inhibrx, Inc. (b) (f)	11	8
Iron Horse Acquisitions Corp. (b)	11	2
Mars Acquisition Corp. (b)	—	—
Pershing Square SPARC Holdings, Ltd. (b) (f)	7	2
Quetta Acquisition Corporation (b)	2	2
Spring Valley Acquisition Corp. II (b)	4	1
TMT Acquisition Corp (b)	11	3
Total Rights (cost $109)		81
PREFERRED STOCKS 0.0%
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (b) (f) (h) (i) (l) (p)	—	4
McDermott International, Ltd. (b) (f)	—	36
Total Preferred Stocks (cost $5)		40
SHORT TERM INVESTMENTS 18.6%
Investment Companies 15.2%
JNL Government Money Market Fund - Class I, 5.21% (s) (t)	116,148	116,148
U.S. Treasury Bill 3.4%
Treasury, United States Department of
5.11%, 07/11/24	12,900	12,881
5.32%, 09/05/24	13,000	12,876
		25,757
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (s) (t)	24	24
Total Short Term Investments (cost $141,940)		141,929
Total Investments 118.3% (cost $832,538)		902,290
Total Securities Sold Short (25.5)% (proceeds $160,796)		(194,760)
Total Purchased Options 0.1% (cost $845)		880
Other Derivative Instruments (0.0)%		(264)
Other Assets and Liabilities, Net 7.1%		54,330
Total Net Assets 100.0%		762,476

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) All or a portion of the security was on loan as of June 30, 2024.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $39,844 and 5.2% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (25.5%)
COMMON STOCKS (19.1%)
Information Technology (6.7%)
Adeia Inc.	(108)	(1,205)
Alarm.Com Holdings, Inc.	—	(11)
ASML Holding N.V. - ADR	(4)	(3,837)
Cloudflare, Inc. - Class A	(4)	(291)
Confluent, Inc. - Class A	(1)	(40)
CrowdStrike Holdings, Inc. - Class A	(19)	(7,419)
Datadog, Inc. - Class A	(21)	(2,727)
DigitalOcean Holdings, Inc.	(1)	(23)
Dropbox, Inc. - Class A	(3)	(71)
Enphase Energy, Inc.	(1)	(61)
Envestnet, Inc.	(4)	(227)
Guidewire Software, Inc.	(18)	(2,489)
HubSpot, Inc.	(5)	(3,042)
Itron, Inc.	(1)	(84)
KLA Corporation	(5)	(4,478)
Maxeon Solar Technologies, Ltd.	(66)	(56)
Microchip Technology Incorporated	—	(17)
MicroStrategy Incorporated - Class A	(1)	(1,161)
Mitek Systems, Inc.	(14)	(154)
MongoDB, Inc. - Class A	(10)	(2,558)
NetApp, Inc.	(62)	(7,949)
Okta, Inc. - Class A	—	(22)
PAR Technology Corporation	(10)	(479)
Porch Group Inc - Class A	(38)	(57)
Q2 Holdings, Inc.	(10)	(600)
Rapid7, Inc.	—	(15)
Seagate Technology Holdings Public Limited Company	(62)	(6,414)
Shopify Inc. - Class A	(1)	(96)
SMART Global Holdings, Inc.	(23)	(531)
SolarEdge Technologies Ltd.	(7)	(187)
Super Micro Computer, Inc.	—	(214)
Synopsys, Inc.	(1)	(359)
Veeco Instruments Inc.	(33)	(1,544)
Verint Systems Inc.	(3)	(84)
Viavi Solutions Inc.	(14)	(94)
Vishay Intertechnology, Inc.	(3)	(66)
Western Digital Corporation	(1)	(71)
Xperi Inc.	(115)	(947)
Zscaler, Inc.	(7)	(1,326)
		(51,006)
Consumer Discretionary (4.7%)
Airbnb, Inc. - Class A	—	(72)
AutoZone, Inc.	(1)	(2,860)
Best Buy Co., Inc.	(52)	(4,407)
Boot Barn Holdings, Inc.	(6)	(834)
Carnival Corporation	(137)	(2,566)
Cricut, Inc. - Class A	(195)	(1,167)
D.R. Horton, Inc.	(9)	(1,215)
Delivery Hero SE (a)	(1)	(23)
DK Crown Holdings Inc. - Class A	(2)	(74)
ETSY, Inc.	(3)	(200)
Expedia Group, Inc.	(1)	(88)
H & R Block, Inc.	(35)	(1,880)
Home Depot, Inc. , The	(14)	(4,683)
Hyundai Motor Company - GDR (a)	(4)	(270)
JD.com, Inc. - Class A-ADR	—	(12)
LCI Industries	(3)	(309)
Lennar Corporation - Class A	(8)	(1,188)
Marriott Vacations Worldwide Corporation	(2)	(166)
Norwegian Cruise Line Holdings Ltd.	(99)	(1,868)
PENN Entertainment, Inc.	(33)	(639)
Pool Corporation	(11)	(3,490)
RH	(16)	(3,746)
The Cheesecake Factory Incorporated	(4)	(173)
The ODP Corporation	(36)	(1,412)
Toll Brothers, Inc.	(14)	(1,643)
Topgolf Callaway Brands Corp.	(53)	(814)
Trip.com Group Limited - ADR	(3)	(136)
Wayfair Inc. - Class A	(3)	(157)
Winnebago Industries, Inc.	—	(9)
		(36,101)
Industrials (2.7%)
ACCO Brands Corporation	(200)	(939)
American Airlines Group Inc.	(2)	(26)
Bloom Energy Corporation - Class A	(49)	(596)
Cathay Pacific Airways Limited	(1,529)	(1,562)
Chart Industries, Inc.	(18)	(2,625)
CSG Systems International, Inc.	(4)	(160)
Deluxe Corporation	(71)	(1,599)
Desktop Metal Operating, Inc. - Class A	(17)	(70)
Granite Construction Incorporated	(3)	(190)
Lyft, Inc. - Class A	(1)	(19)
Masco Corporation	(23)	(1,501)
Metlen Energy & Metals S.A. - Class R	(9)	(350)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Millerknoll, Inc.	(30)	(805)
Parsons Corporation	(15)	(1,264)
Plug Power Inc.	(10)	(24)
Rocket Lab USA, Inc. - Class A	(9)	(43)
Star Bulk Carriers Corp.	(272)	(6,624)
The Greenbrier Companies, Inc.	(20)	(1,008)
Uber Technologies, Inc.	(1)	(43)
Werner Enterprises, Inc.	(22)	(774)
WillScot Mobile Mini Holdings Corp. - Class A	(1)	(48)
		(20,270)
Health Care (1.7%)
Apellis Pharmaceuticals, Inc.	(12)	(446)
Coherus Biosciences, Inc.	(20)	(35)
Collegium Pharmaceutical, Inc.	(17)	(559)
CONMED Corporation	(2)	(125)
Cytokinetics, Incorporated	(11)	(594)
Dynavax Technologies Corporation	(192)	(2,157)
Evolent Health, Inc. - Class A	(9)	(175)
Guardant Health, Inc.	—	(3)
Haemonetics Corporation	—	(36)
Halozyme Therapeutics, Inc.	(4)	(195)
Innoviva, Inc.	(28)	(463)
Inotiv, Inc.	(14)	(23)
Insulet Corporation	(4)	(863)
Irhythm Technologies, Inc.	—	(13)
Ironwood Pharmaceuticals, Inc. - Class A	(1)	(8)
Lantheus Holdings, Inc.	(5)	(385)
MannKind Corporation	(227)	(1,187)
Mirum Pharmaceuticals, Inc.	(1)	(48)
Natera, Inc.	(26)	(2,776)
OPKO Health, Inc.	(656)	(820)
Pacira Pharmaceuticals, Inc.	(2)	(62)
PetIQ, Inc. - Class A	(17)	(379)
Repligen Corporation	—	(21)
Tandem Diabetes Care, Inc.	(37)	(1,472)
Travere Therapeutics, Inc.	(25)	(209)
Varex Imaging Corporation	(15)	(225)
		(13,279)
Financials (1.0%)
American Coastal Insurance Corporation	(55)	(581)
Block, Inc. - Class A	(1)	(88)
Bread Financial Payments, Inc.	(22)	(978)
BRP Group, Inc. - Class A	(46)	(1,642)
Coinbase Global, Inc. - Class A	(1)	(287)
Encore Capital Group, Inc.	(29)	(1,193)
EZCORP, Inc. - Class A	(70)	(737)
HDFC Bank Limited - ADR	(12)	(793)
Repay Holdings Corporation - Class A	(5)	(48)
Shift4 Payments, LLC - Class A	(10)	(746)
SoFi Technologies, Inc.	(67)	(440)
Southstate Corporation	(2)	(172)
WisdomTree, Inc.	(27)	(271)
		(7,976)
Materials (0.7%)
Arcadium Lithium PLC	(224)	(752)
ATI Inc.	(48)	(2,672)
Century Aluminum Company	(30)	(507)
Danimer Scientific, Inc. - Class A	(41)	(25)
Fortuna Mining Corp.	(47)	(230)
Smurfit Kappa Funding Designated Activity Company - ADR	—	(7)
SSR Mining Inc.	(2)	(7)
The Sherwin-Williams Company	(3)	(833)
		(5,033)
Communication Services (0.6%)
Cardlytics, Inc.	(14)	(114)
Former Charter Communications Parent, Inc. - Class A	(2)	(699)
Live Nation Entertainment, Inc.	(12)	(1,131)
Sea Limited - Class A-ADR	(15)	(1,079)
Snap Inc. - Class A	(25)	(417)
Sphere Entertainment Co. - Class A	(3)	(92)
Spotify Technology S.A.	—	(120)
The Marcus Corporation	(21)	(244)
Thryv Holdings, Inc.	(45)	(805)
		(4,701)
Energy (0.4%)
Crescent Energy Company - Class A	(15)	(182)
Green Plains Inc.	(8)	(129)
Kosmos Energy Ltd.	(54)	(298)
Transocean Ltd. (a)	(457)	(2,445)
		(3,054)
Real Estate (0.4%)
Compass, Inc. - Class A	(423)	(1,524)
Pebblebrook Hotel Trust	(28)	(385)
Redfin Corporation	(3)	(19)
Retail Opportunity Investments Corp.	(64)	(802)
StorageVault Canada Inc.	(15)	(51)
Summit Hotel Properties, Inc.	(21)	(128)
Zillow Group, Inc. - Class C	(3)	(134)
		(3,043)
Consumer Staples (0.2%)
Central Garden & Pet Company - Class A	(20)	(666)
The Chefs' Warehouse, Inc.	(16)	(630)
		(1,296)
Utilities (0.0%)
UGI Corporation	(2)	(53)
Total Common Stocks (proceeds $118,938)		(145,812)
INVESTMENT COMPANIES (3.3%)
SPDR S&P 500 ETF Trust	(30)	(16,018)
VanEck Semiconductor ETF	(35)	(9,119)
Total Investment Companies (proceeds $17,952)		(25,137)
CORPORATE BONDS AND NOTES (0.1%)
Consumer Discretionary (0.1%)
Alibaba Group Holding Limited
0.50%, 06/01/31 (b) (c)	(447)	(432)
Industrials (0.0%)
JetBlue Airways Corporation
0.50%, 04/01/26 (b)	(266)	(237)
Total Corporate Bonds And Notes (proceeds $670)		(669)
PREFERRED STOCKS (0.0%)
Health Care (0.0%)
Sartorius Aktiengesellschaft	(1)	(168)
Total Preferred Stocks (proceeds $263)		(168)
WARRANTS (0.0%)
Danimer Scientific, Inc. (d)	(14)	—
Total Warrants (proceeds $-)		—
SHORT TERM INVESTMENTS (3.0%)
Treasury Securities (3.0%)
Treasury, United States Department of
5.34%, 07/09/24	(23,000)	(22,974)
Total Short Term Investments (proceeds $22,973)		(22,974)
Total Securities Sold Short (25.5%) (proceeds $160,796)		(194,760)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of June 30, 2024, the value and the percentage of net assets of these liquid securities was $432 and 0.1%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	192,655	494,378	570,885	3,875	—	—	116,148	15.2
JNL Government Money Market Fund, 5.31% - Class SL	5	80,639	80,620	17	—	—	24	—
	192,660	575,017	651,505	3,892	—	—	116,172	15.2

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	5,074	0.7
Alibaba Group Holding Limited	09/27/21	274	140	—
AMS-Osram AG, 2.13%, 11/03/27	07/28/22	687	672	0.1
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	293	213	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	01/04/22	2,610	2,680	0.4
Delivery Hero SE	02/14/24	284	89	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,195	1,157	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	78	83	—
Delivery Hero SE, 3.25%, 02/21/30	06/28/24	185	186	—
Hyundai Motor Company	02/26/24	(234)	(270)	—
Just Eat Takeaway.Com N.V.	10/28/21	374	66	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	950	783	0.1
Marel hf	04/30/24	270	279	—
Meridan Management Ltd	03/05/21	317	—	—
TE Connectivity Ltd.	03/11/20	1,597	2,370	0.3
Transocean Ltd.	10/30/23	(2,877)	(2,445)	(0.3)
Unigel Luxembourg SA, 0.00%, 10/01/26	06/13/23	165	113	—
		9,746	11,190	1.5

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	50	October 2024	10,169	(1)	42
United States 5 Year Note	68	October 2024	7,166	(8)	82
United States Long Bond	172	September 2024	19,718	(172)	632
				(181)	756
Short Contracts
United States 10 Year Ultra Bond	(80)	September 2024	(8,892)	39	(191)
United States Ultra Bond	(46)	September 2024	(5,549)	76	(217)
				115	(408)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Apellis Pharmaceuticals, Inc.	Call	50.00	07/19/24	25	125	1
Arcadium Lithium PLC	Call	5.00	07/19/24	50	25	—
Arcadium Lithium PLC	Call	4.00	07/19/24	50	20	—
Cerevel Therapeutics Holdings, Inc.	Put	35.00	12/20/24	86	301	13
Coherus Biosciences, Inc.	Call	3.00	11/15/24	97	29	1
Enphase Energy, Inc.	Call	130.00	07/19/24	13	169	—
Enphase Energy, Inc.	Call	125.00	07/26/24	12	150	2
Evolent Health, Inc.	Call	25.00	07/19/24	25	63	—
Expedia Group, Inc.	Call	150.00	07/19/24	12	180	—
Ironwood Pharmaceuticals, Inc.	Call	7.50	08/16/24	25	19	1
Lyft, Inc.	Call	16.00	07/19/24	50	80	1
Marriott Vacations Worldwide Corporation	Call	95.00	07/19/24	25	238	2
Match Group, Inc.	Call	32.00	07/19/24	25	80	1
Maxeon Solar Technologies, Ltd.	Call	1.50	07/19/24	980	147	5
Maxeon Solar Technologies, Ltd.	Put	2.00	07/05/24	124	25	21
Maxeon Solar Technologies, Ltd.	Put	1.00	07/05/24	2,829	283	212
Maxeon Solar Technologies, Ltd.	Put	2.00	07/19/24	60	12	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Maxeon Solar Technologies, Ltd.	Put	2.50	07/19/24	2,615	654	575
Maxeon Solar Technologies, Ltd.	Put	1.50	07/19/24	172	26	22
Maxeon Solar Technologies, Ltd.	Put	1.00	07/19/24	98	10	8
Norwegian Cruise Line Holdings Ltd.	Call	24.00	07/19/24	59	142	—
Shift4 Payments, LLC	Call	77.50	07/19/24	32	248	5
						880

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Apartment Income REIT Corp.	Call	40.00	07/19/24	4	16	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	08/16/24	3	14	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	10/18/24	1	5	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	12/20/24	63	284	—
Coherus Biosciences, Inc.	Put	2.00	11/15/24	83	17	(4)
Crescent Energy Company	Call	12.50	09/20/24	105	131	(5)
Endeavor Group Holdings, Inc.	Call	27.00	08/16/24	1,064	2,873	(23)
Endeavor Group Holdings, Inc.	Call	27.00	11/15/24	308	832	(13)
HashiCorp, Inc.	Call	35.00	07/19/24	125	438	(2)
Nuvei Technologies Corp.	Call	35.00	09/20/24	159	557	(1)
Shift4 Payments, LLC	Put	65.00	07/19/24	32	208	(1)
Stericycle, Inc.	Call	65.00	08/16/24	9	59	—
						(49)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	07/16/24	EUR	304	326	(7)
EUR/USD	GSC	07/16/24	EUR	20	21	—
HKD/USD	SSB	07/03/24	HKD	545	70	—
USD/AUD	GSC	10/29/24	AUD	(5,122)	(3,428)	(71)
USD/AUD	GSC	10/29/24	AUD	(206)	(138)	—
USD/CAD	SSB	09/26/24	CAD	(277)	(203)	—
USD/EUR	GSC	07/16/24	EUR	(324)	(347)	4
USD/EUR	SSB	09/26/24	EUR	(1,565)	(1,683)	(2)
USD/EUR	GSC	12/18/24	EUR	(298)	(322)	—
USD/HKD	SSB	09/26/24	HKD	(10,062)	(1,292)	1
USD/JPY	GSC	07/17/24	JPY	(315,211)	(1,962)	141
USD/SEK	GSC	12/17/24	SEK	(12,405)	(1,181)	(22)
USD/SEK	GSC	12/17/24	SEK	(1,688)	(161)	—
					(10,300)	44

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Accton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -1.75% (MT)	TBD	(22,000)		(302)	(73)
Acer Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(248,000)		(254)	(113)
ACM Research (Shanghai), Inc. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(5,339)		(63)	(2)
Advantech Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(4,000)		(43)	(2)
Advantech Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.63% (MT)	TBD	(13,000)		(139)	(5)
Aerospace Industrial Development Corporation (MT)	JPM	OBFR -7.50% (MT)	TBD	(51,000)		(80)	(5)
Al Rajhi Banking and Investment Corporation (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(16,817)		(311)	(43)
ALFA, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	807,020		581	(116)
Alpek S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	552,900		440	(59)
Amorepacific Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(6,314)		(595)	(152)
Anhui Conch Cement Company Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	119,500	HKD	2,041	35
Aspen Pharmacare Holdings Limited (MT)	MSC	South African Johannesburg Interbank Agreed Rate +0.75% (MT)	TBD	8,028	ZAR	1,398	20
Atacadao S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	253,200		576	(171)
Axis Bank Limited (MT)	MSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(6,625)		(448)	(49)
B3 S.A. - Brasil, Bolsa, Balcao (MT)	BOA	Federal Funds Effective Rate -0.40% (MT)	TBD	(38,000)		(89)	16
B3 S.A. - Brasil, Bolsa, Balcao (MT)	MSC	Federal Funds Effective Rate -1.05% (MT)	TBD	(70,700)		(199)	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Banco Bradesco SA (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(116,973)		(383)	106
Becle, S.A. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(94,400)		(182)	18
Bethel Automotive Safety Systems Co., Ltd (MT)	MSC	Federal Funds Effective Rate -11.45% (MT)	TBD	(116,480)		(664)	28
Bora Pharmaceuticals Co.,LTD. (MT)	MSC	Federal Funds Effective Rate -7.00% (MT)	TBD	(20,000)		(395)	(123)
Braskem S.A (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	24,610		177	(23)
Braskem S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	49,300		183	(26)
BRF S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	178,200		585	131
Budweiser Brewing Company APAC Limited (MT)	GSC	1M HIBOR -9.25% (MT)	TBD	(449,500)	HKD	(5,891)	200
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -1.08% (MT)	TBD	(2,324)		(196)	(90)
Caregen Co., Ltd. (MT)	JPM	OBFR -0.50% (MT)	TBD	(13,965)		(288)	58
Central Retail Corporation Public Company Limited (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(270,200)		(263)	39
Centre Testing International Group Co. Ltd. (MT)	HSB	Federal Funds Effective Rate -4.90% (MT)	TBD	(173,000)		(309)	72
Chervon Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	154,800	HKD	3,342	(73)
China Coal Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(180,000)	HKD	(1,028)	(75)
China Coal Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(43,000)	HKD	(349)	(5)
China Resources Land Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	125,500	HKD	3,235	21
China Shenhua Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(12,000)	HKD	(402)	(7)
China Shenhua Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(47,500)	HKD	(1,110)	(87)
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(3,329)		(592)	427
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (MT)	TBD	(1,173)		(210)	152
Cielo S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	482,200		519	(36)
CJ CheilJedang Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	3,978		1,047	61
CJ ENM Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	7,740		433	34
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -21.50% (MT)	TBD	(33,500)		(30)	11
Com7 Public Company Limited (MT)	GSC	Federal Funds Effective Rate -28.00% (MT)	TBD	(511,200)		(279)	2
Compal Electronics, Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(176,000)		(161)	(15)
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. (MT)	JPM	OBFR +0.63% (MT)	TBD	434,000		312	(38)
Cosco Shipping Energy Transportation Co., Ltd. (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(498,000)	HKD	(4,017)	(127)
Cowell E Holdings Inc. (MT)	GSC	1M HIBOR -5.25% (MT)	TBD	(203,000)	HKD	(3,397)	(204)
CSPC Innovation Pharmaceutical Co., Ltd. (MT)	JPM	OBFR -13.50% (MT)	TBD	(70,800)		(311)	57
DBS Group Holdings Ltd (MT)	GSC	Singapore Swap Offer Rate +0.50% (MT)	TBD	4,924	SGD	148	28
Delta Electronics (Thailand) Public Company Ltd. (MT)	BOA	Federal Funds Effective Rate -0.75% (MT)	TBD	(124,800)		(235)	(45)
Dino Polska Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(3,992)		(386)	(14)
E Ink Holdings Inc. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(127,000)		(744)	(233)
Ecopro BM Co., Ltd. (MT)	JPM	OBFR +0.50% (MT)	TBD	2,512		333	(2)
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(2,608)		(473)	132
Ecopro BM Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(1,275)		(236)	69
Ecopro Co., Ltd (MT)	GSC	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,945)		(192)	60
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(123,000)		(593)	17
Elite Material Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.00% (MT)	TBD	(6,000)		(102)	14
Elite Material Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(42,000)		(528)	(84)
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -12.77% (MT)	TBD	(66,025)		(390)	(321)
Faraday Technology Corporation (MT)	MSC	Federal Funds Effective Rate -10.25% (MT)	TBD	(43,000)		(382)	(72)
Fositek Corp. (MT)	MSC	Federal Funds Effective Rate -18.00% (MT)	TBD	(26,000)		(620)	2
Gamuda Berhad (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(131,800)		(148)	(35)
GCC, S.A.B. de C.V (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(19,970)		(234)	48
Genius Electronic Optical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	22,000		330	114
Global Unichip Corp. (MT)	BOA	Federal Funds Effective Rate -6.25% (MT)	TBD	(10,000)		(477)	(22)
Global Unichip Corp. (MT)	GSC	Federal Funds Effective Rate -8.20% (MT)	TBD	(16,000)		(711)	(91)
Great Tree Pharmacy Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(35,000)		(375)	113
Great Tree Pharmacy Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -4.00% (MT)	TBD	(29,000)		(303)	85
Greentown China Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	573,500	HKD	4,300	(81)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(866)		(126)	(6)
Grupo Bimbo S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.88% (MT)	TBD	(41,300)		(177)	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Hafnia Limited (MT)	MSC	NIBOR 1W -0.55% (MT)	TBD	(42,578)	NOK	(3,273)	(62)
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,718)		(261)	44
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(2,971)		(461)	82
Hanwha Solutions Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(12,130)		(284)	48
Hanwha Solutions Corporation (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(6,964)		(163)	30
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705		206	(222)
Hikma Pharmaceuticals Public Limited Company (MT)	MSC	SONIA +0.39% (MT)	TBD	3,945	GBP	75	(2)
HIWIN Technologies Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	139,000		968	(98)
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(1,639)		(204)	(149)
IBIDEN Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(100)	JPY	(519)	(1)
IBIDEN Co., Ltd. (MT)	HSB	Tokyo Overnight Average Rate -0.40% (MT)	TBD	(4,900)	JPY	(32,309)	—
Indorama Ventures Public Company Limited (MT)	MSC	Federal Funds Effective Rate +0.95% (MT)	TBD	974,600		624	(106)
Infosys Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(9,714)		(158)	(17)
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	76,783	HKD	7,687	21
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	6,792		216	(45)
Jiangsu Pacific Quartz Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(37,050)		(320)	141
Jiumaojiu International Holdings Limited (MT)	JPM	1M HIBOR -7.00% (MT)	TBD	(303,000)	HKD	(2,715)	190
Kakao Games Corp. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(24,489)		(448)	74
Kangwon Land, Inc. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	51,597		573	(60)
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (MT)	TBD	(2,793)		(138)	(126)
Korea Zinc Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	1,762		658	(5)
Kuaishou Technology (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	38,700	HKD	1,772	(2)
Kumho Petrochemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	12,861		1,410	(50)
Kumyang Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -18.50% (MT)	TBD	(2,751)		(192)	4
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(600)	JPY	(16,179)	(36)
Lee & Man Paper Manufacturing Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	808,000	HKD	1,802	12
Leejam Sports Company (MT)	HSB	Federal Funds Effective Rate -2.00% (MT)	TBD	(4,584)		(260)	(15)
Leejam Sports Company (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(10,423)		(593)	(45)
Legend Biotech Corp (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(1,843)		(105)	26
Legend Biotech Corp (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(8,089)		(416)	63
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,911)		(640)	211
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	1,382		334	(8)
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,155)		(547)	284
Localiza Rent A Car SA (MT)	JPM	OBFR -0.60% (MT)	TBD	(63,973)		(767)	301
Localiza Rent A Car SA (MT)	JPM	OBFR +0.00% (MT)	TBD	(646)		(0)	(1)
Lojas Renner S/A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	124,300		373	(94)
Longfor Group Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	270,000	HKD	3,292	(64)
Lotus Pharmaceutical Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(33,000)		(248)	(67)
Lumi Rental Co. (LRC) (MT)	MSC	Federal Funds Effective Rate -3.63% (MT)	TBD	(20,546)		(533)	42
Magazine Luiza S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	138,210		383	(87)
Makalot Industrial Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -2.00% (MT)	TBD	(50,000)		(577)	(67)
Marfrig Global Foods S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	89,400		203	(7)
Melco Resorts & Entertainment Limited (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(21,509)		(162)	3
MercadoLibre, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(367)		(542)	(57)
MGI Tech Co., Ltd. (MT)	JPM	OBFR -18.95% (MT)	TBD	(5,900)		(43)	3
MGI Tech Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(31,400)		(238)	23
Middle East Healthcare Co. (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(11,104)		(264)	8
Millicom International Cellular SA (MT)	MSC	STIBOR 1M +0.35% (MT)	TBD	15,107	SEK	3,954	(6)
Minerva S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	113,400		133	3
Mosaic Company, The (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	26,791		890	(137)
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(1,152)		(209)	(60)
Novatek Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -2.25% (MT)	TBD	(30,000)		(484)	(67)
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (MT)	TBD	(74,000)		(302)	8
OCI Holdings Company Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	4,427		330	(53)
On Semiconductor Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(10,173)		(766)	81
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)		(558)	559
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -7.90% (MT)	TBD	(3,000)		(100)	19
Pegavision Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	31,000		442	20
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -17.25% (MT)	TBD	(71,700)		(97)	(25)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.43% (MT)	TBD	(35,321)		(39)	(21)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	JPM	OBFR -7.50% (MT)	TBD	(4,200)		(8)	1
POSCO Future M Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.25% (MT)	TBD	(890)		(219)	59
POSCO Future M Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,420)		(284)	11
POSCO Future M Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	1,773		334	(4)
PT Kalbe Farma Tbk (MT)	JPM	OBFR -0.60% (MT)	TBD	(653,700)		(67)	7
PT Unilever Indonesia, Tbk. (MT)	BOA	Federal Funds Effective Rate -2.00% (MT)	TBD	(3,062,900)		(552)	(8)
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -2.25% (MT)	TBD	(1,054,700)		(181)	(12)
PT. Akr Corporindo (MT)	JPM	OBFR -2.00% (MT)	TBD	(1,764,900)		(198)	20
PT. Akr Corporindo (MT)	BOA	Federal Funds Effective Rate -3.00% (MT)	TBD	(225,800)		(25)	2
PT. Indofood Cbp Sukses Makmur (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(739,800)		(483)	21
PT. Mitra Adiperkasa Tbk (MT)	JPM	OBFR -8.25% (MT)	TBD	(2,136,600)		(197)	4
PT. Mitra Adiperkasa Tbk (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(660,700)		(65)	6
PT. Sumber Alfaria Trijaya (MT)	JPM	OBFR -0.50% (MT)	TBD	(2,375,700)		(418)	22
PT. Sumber Alfaria Trijaya (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(1,005,500)		(180)	10
PTT Global Chemical Public Company Limited (MT)	JPM	OBFR +0.50% (MT)	TBD	1,258,200		1,118	(26)
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770		277	(3)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476		0	—
Raia Drogasil S.A. (MT)	GSC	Federal Funds Effective Rate -1.93% (MT)	TBD	(103,600)		(549)	77
Rede D'or Sao Luiz S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	114,362		577	(20)
Remegen, Ltd. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(73,500)	HKD	(1,972)	15
ROHM Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(24,000)	JPY	(48,207)	(20)
Samsung Electro-Mechanics Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	6,813		755	23
Samsung Electronics Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	37,952		1,794	(75)
Samsung Electronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	1,591		1,961	293
Saudia Dairy and Foodstuff Company (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(4,772)		(448)	(3)
Sendas Distribuidora S/A (MT)	GSC	Federal Funds Effective Rate +0.86% (MT)	TBD	46,900		174	(100)
Sendas Distribuidora S/A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	44,600		112	(30)
Shaanxi Coal and Chemical Industry Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -3.50% (MT)	TBD	(155,900)		(382)	(190)
Shaanxi Coal and Chemical Industry Group Co.,Ltd. (MT)	HSB	Federal Funds Effective Rate -1.25% (MT)	TBD	(7,000)		(23)	(3)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -12.65% (MT)	TBD	(31,900)		(43)	(3)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(284,400)		(373)	(50)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	HSB	Federal Funds Effective Rate -7.50% (MT)	TBD	(14,300)		(21)	1
Shenzhen Inovance Technology Co., Ltd. (MT)	JPM	OBFR +0.28% (MT)	TBD	(101,900)		(882)	159
Singapore Airlines Limited (MT)	MSC	Singapore Swap Offer Rate +0.55% (MT)	TBD	60,100	SGD	412	1
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(1,664)		(93)	3
SK Bioscience Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -8.25% (MT)	TBD	(3,591)		(213)	69
SK Hynix Inc. (MT)	GSC	Federal Funds Effective Rate -0.76% (MT)	TBD	21,607		2,667	1,000
SLC Agricola S.A. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(84,500)		(333)	75
SonoScape Medical Corp. (MT)	BOA	Federal Funds Effective Rate -13.60% (MT)	TBD	(14,800)		(74)	(8)
SonoScape Medical Corp. (MT)	JPM	OBFR -20.35% (MT)	TBD	(7,900)		(41)	(4)
SonoScape Medical Corp. (MT)	MSC	Federal Funds Effective Rate -30.00% (MT)	TBD	(57,700)		(282)	(50)
Star Bulk Carriers Corp. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	27,131		541	122
Sunshine City Group Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(421,100)		(414)	(86)
Sunshine City Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(3,700)		(4)	—
Suzano S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	48,600		575	(85)
Taiwan Semiconductor Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -9.00% (MT)	TBD	(80,000)		(177)	(11)
Taiwan Semiconductor Manufacturing Company Limited (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	2,367		208	198
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	129,500	HKD	10,944	57
Tecnoglass Inc. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(16,783)		(718)	(111)
Teva Pharmaceutical Industries Ltd (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	10,408		141	26
Thungela Resources (MT)	GSC	SONIA +0.43% (MT)	TBD	43,863	GBP	338	(178)
TIM S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	27,500		97	(13)
TIM Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	5,669		85	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(1,400)	JPY	(21,917)	(174)
Tokyo Electron Limited (MT)	HSB	Tokyo Overnight Average Rate -0.40% (MT)	TBD	(100)	JPY	(3,697)	1
Tsingtao Brewery Co., Ltd. (MT)	GSC	1M HIBOR -16.25% (MT)	TBD	(44,000)	HKD	(2,261)	(1)
Unigroup Guoxin Microelectronics Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(35,900)		(383)	111
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -3.50% (MT)	TBD	(27,000)		(147)	3
United International Transportation Co. Ltd. (MT)	MSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(10,146)		(197)	(40)
United International Transportation Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(27,734)		(549)	(98)
United Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -7.94% (MT)	TBD	(24,972)		(208)	(13)
United Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(84,000)		(130)	(14)
Usinas Siderurgicas De Minas Gerais S/A. Usiminas (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	150,900		232	(19)
Vale S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	65,724		889	(177)
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A. (MT)	JPM	OBFR -0.60% (MT)	TBD	(323,801)		(565)	144
Vibra Energia S/A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	42,000		188	(33)
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)		(482)	455
Wafer Works Corporation (MT)	JPM	OBFR -0.60% (MT)	TBD	(76,000)		(100)	12
Wal - Mart de Mexico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(95,400)		(392)	74
Walsin Technology Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	280,000		975	36
WEG SA (MT)	GSC	Federal Funds Effective Rate -0.80% (MT)	TBD	(27,500)		(188)	(16)
WEG SA (MT)	JPM	OBFR -0.60% (MT)	TBD	(4,900)		(36)	—
Weichai Power Co., Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	103,000	HKD	1,526	17
Wilmar International Limited (MT)	MSC	Singapore Swap Offer Rate +0.55% (MT)	TBD	533,300	SGD	1,882	(138)
Wipro Limited (MT)	MSC	Federal Funds Effective Rate -0.73% (MT)	TBD	(56,469)		(304)	(38)
Wipro Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(30,816)		(147)	(32)
Wistron NeWeb Corporation (MT)	MSC	Federal Funds Effective Rate -5.38% (MT)	TBD	(124,000)		(574)	(40)
Yankuang Energy Group Company Limited (MT)	GSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(73,400)		(202)	(26)
Yankuang Energy Group Company Limited (MT)	HSB	1M HIBOR -0.50% (MT)	TBD	(166,400)	HKD	(1,548)	(61)
Yuexiu Property Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	1,012,000	HKD	5,764	(93)
YULON Motor Co., Ltd (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(128,000)		(285)	23
YULON Motor Co., Ltd (MT)	MSC	Federal Funds Effective Rate -3.25% (MT)	TBD	(152,000)		(374)	65
YULON Motor Co., Ltd (MT)	BOA	Federal Funds Effective Rate -2.90% (MT)	TBD	(65,000)		(144)	12
Zhejiang Sanhua Intelligent Controls Co.,Ltd (MT)	MSC	Federal Funds Effective Rate -11.25% (MT)	TBD	(184,000)		(617)	119
Zhejiang Shuanghuan Driveline co., Ltd. (MT)	GSC	Federal Funds Effective Rate -12.00% (MT)	TBD	(203,000)		(660)	27
							1,264
‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	01/01/00	—	—	31
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	01/05/25	28	—	6
Altium Limited (MT)	OBFR +0.61% (Q)	GSC	02/28/25	3,310	—	201
Darktrace PLC (MT)	OBFR +0.85% (Q)	GSC	06/06/25	923	—	(16)
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25	289	—	49
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25	1,245	—	41
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25	303	—	(1)
Redrow PLC (MT)	OBFR +0.61% (Q)	GSC	03/20/25	424	—	9
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	03/20/25	1,969	—	(111)
Topdanmark A/S (MT)	OBFR +0.61% (Q)	GSC	06/20/25	189	—	3
Darktrace PLC (MT)	OBFR +0.85% (Q)	JPM	06/10/25	1,574	—	(14)
DS Smith PLC (MT)	OBFR +0.45% (Q)	JPM	05/08/25	1,602	—	212
					—	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
EQUITY
Barratt Developments PLC (MT)	OBFR -0.35% (Q)	GSC	03/20/25		(441)	—	1
Chesapeake Energy Corporation (MT)	OBFR -0.75% (Q)	GSC	05/17/25		(2,879)	—	257
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24		(14,859)	—	(1,095)
ConocoPhillips (MT)	OBFR -0.35% (Q)	GSC	05/30/25		(917)	—	(19)
Crescent Energy Company (MT)	OBFR -0.35% (Q)	GSC	05/29/25		(99)	—	5
EQT Corporation (MT)	OBFR -0.35% (Q)	GSC	04/23/25		(3,562)	—	148
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25		(789)	—	(8)
Noble Corporation PLC (MT)	OBFR -0.35% (Q)	GSC	06/17/25		(18)	—	(1)
Sampo Oyj (MT)	OBFR -0.27% (Q)	GSC	06/20/25		(192)	—	(4)
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	GSC	10/20/24		(4,883)	—	(1,138)
Southstate Corporation (MT)	OBFR -0.35% (Q)	GSC	05/29/25		(246)	—	(8)
Synopsys, Inc. (MT)	OBFR -0.35% (Q)	GSC	05/17/25		(446)	—	(20)
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25		(253)	—	(10)
WillScot Mobile Mini Holdings Corp. (MT)	OBFR -0.35% (Q)	GSC	05/17/25		(1,205)	—	62
Chesapeake Energy Corporation (MT)	OBFR -0.54% (Q)	JPM	05/20/25		(485)	—	50
China Resources Microelectronics Limited (MT)	OBFR -0.30% (MT)	JPM	12/31/25		(192)	—	50
EQT Corporation (MT)	OBFR -0.25% (Q)	JPM	05/24/25		(245)	—	19
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25		(1,360)	—	(91)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25		(2,052)	—	20
IBIDEN Co., Ltd. (MT)	Tokyo Overnight Average Rate -0.45% (MT)	MSC	02/23/26	JPY	(54,808)	—	(85)
						—	(1,867)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	370,275	59,180	392	429,847
Corporate Bonds And Notes	—	205,741	—	205,741
Non-U.S. Government Agency Asset-Backed Securities	—	91,470	39	91,509
Government And Agency Obligations	—	24,316	—	24,316
Other Equity Interests	—	—	5,016	5,016
Senior Floating Rate Instruments	—	2,815	901	3,716
Warrants	95	—	—	95
Rights	22	—	59	81
Preferred Stocks	—	—	40	40
Short Term Investments	116,172	25,757	—	141,929
	486,564	409,279	6,447	902,290
Liabilities - Securities
Common Stocks	(143,607)	(2,205)	—	(145,812)
Investment Companies	(25,137)	—	—	(25,137)
Corporate Bonds And Notes	—	(669)	—	(669)
Preferred Stocks	—	(168)	—	(168)
Warrants	—	—	—	—
Short Term Investments	—	(22,974)	—	(22,974)
	(168,744)	(26,016)	—	(194,760)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	756	—	—	756
Exchange Traded Purchased Options	880	—	—	880
Open Forward Foreign Currency Contracts	—	146	—	146
OTC Contracts for Difference	—	6,943	1,014	7,957
OTC Total Return Swap Agreements	—	1,133	31	1,164
	1,636	8,222	1,045	10,903
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(408)	—	—	(408)
Exchange Traded Written Options	(49)	—	—	(49)
Open Forward Foreign Currency Contracts	—	(102)	—	(102)
OTC Contracts for Difference	—	(6,468)	(225)	(6,693)
OTC Total Return Swap Agreements	—	(2,621)	—	(2,621)
	(457)	(9,191)	(225)	(9,873)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 97.4%
India 17.3%
Adani Energy Solutions Limited (a)	157	1,883
Adani Enterprises Limited	142	5,420
Adani Green Energy (UP) Limited (a)	208	4,460
Adani Ports and Special Economic Zone Limited	273	4,847
Adani Power Limited (a)	486	4,195
Ambuja Cements Limited	263	2,119
Ashok Leyland Limited	1,173	3,406
Bharat Electronics Limited	1,642	6,043
Bharti Airtel Limited	138	2,389
Computer Age Management Services Limited	161	6,962
Divis Laboratories Limited	100	5,514
GMR Airports Infrastructure Limited (a)	960	1,111
Hindalco Industries Limited	526	4,371
ICICI Bank Limited	1,221	17,552
IDFC First Bank Limited (a)	1,310	1,291
Indiamart Intermesh Limited	79	2,526
Indraprastha Gas Limited	611	3,692
Intellect Design Arena Limited	285	3,657
ITC Limited	1,809	9,213
JSW Energy Limited	204	1,802
JSW Steel Limited	149	1,663
KFIN Technologies Limited	400	3,370
Kotak Mahindra Bank Limited	257	5,549
Macrotech Developers Limited	97	1,755
Max Healthcare Institute Limited	54	610
NTPC Limited	409	1,859
Oracle Financial Services Software Limited	87	10,339
Reliance Industries Limited	169	6,353
Shree Cement Limited	12	4,001
Shriram Finance Limited	142	4,977
State Bank of India	439	4,467
Sun Pharma Advanced Research Company Limited	165	3,013
Tech Mahindra Limited	182	3,120
Vodafone Idea Limited (a)	15,165	3,260
Zomato Limited (a)	1,723	4,151
		150,940
China 14.0%
Alibaba Group Holding Limited (b)	792	7,110
Anhui Gujing Distillery Company Limited - Class B	414	6,178
Autohome Inc. - Class A - ADR	126	3,453
Baidu, Inc. - Class A (a) (b)	278	3,006
Bank of Ningbo Co., Ltd. - Class A	1,016	3,077
China Construction Bank Corporation - Class H	774	571
China Oilfield Services Limited - Class A	1,638	3,878
China Pacific Insurance (Group) Co., Ltd. - Class A	420	1,602
China Resources Gas Group Limited	658	2,300
China Resources Land Limited	820	2,776
China Shenhua Energy Company Limited - Class H	589	2,709
Chongqing Brewery Co., Ltd. - Class A	346	2,878
Full Truck Alliance Co. Ltd. - Class A - ADR	263	2,112
Fuyao Glass Industry Group Co., Ltd. - Class A	569	3,751
Haitian International Holdings Limited	1,981	5,625
Hosa International Limited (a) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A	1,494	3,616
Kanzhun Limited - ADR	166	3,125
KE Holdings Inc. - Class A - ADR	360	5,089
Kuaishou Technology (a) (b)	403	2,373
Kweichow Moutai Co., Ltd. - Class A	13	2,558
Li Ning Company Limited	1,955	4,201
PetroChina Company Limited - Class H	3,840	3,876
PICC Property and Casualty Company Limited - Class H	214	265
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	27	3,574
Sany Heavy Industry Co., Ltd. - Class A	1,508	3,419
Shenzhou International Group Holdings Limited	563	5,467
Tencent Holdings Limited	97	4,584
Tongcheng-Elong Holdings Limited (b)	1,859	3,696
TravelSky Technology Limited - Class H	2,003	2,345
Trip.com Group Limited (a)	91	4,362
Trip.com Group Limited - ADR (a)	68	3,202
Tsingtao Brewery Co., Ltd. - Class H	504	3,357
Wanhua Chemical Group Co., Ltd. - Class A	223	2,473
Weichai Power Co., Ltd. - Class A	1,593	3,556
Yangzijiang Shipbuilding (Holdings) Ltd.	2,336	4,242
Zijin Mining Group Co., Ltd. - Class A	531	1,276
Zijin Mining Group Co., Ltd. - Class H	66	138
		121,820
Taiwan 12.5%
ADDCN Technology Co., Ltd.	569	3,518
Airtac International Group	87	2,624
ASE Technology Holding Co., Ltd.	919	4,745
BizLink Holding Inc.	155	1,780
Hon Hai Precision Industry Co., Ltd.	1,605	10,576
Jentech Precision Industrial Co., Ltd.	170	6,271
Kerry TJ Logistics Company Limited	1,614	2,015
MediaTek Inc.	298	12,935
Momo.Com Inc.	170	2,245
Quanta Computer Inc.	115	1,098
Silergy Corp.	276	3,911
Sporton International Inc.	621	4,257
Taiwan Semiconductor Manufacturing Company Limited - ADR	23	3,916
Taiwan Semiconductor Manufacturing Company Limited	1,632	48,514
Wiwynn Corporation	7	568
		108,973
Brazil 8.8%
Banco BTG Pactual S/A	1,056	5,818
Banco Do Brasil SA	275	1,312
Caixa Seguridade Participacoes S/A	1,992	5,100
Centrais Eletricas Brasileiras S/A	225	1,446
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	336	4,509
Companhia Paranaense De Energia	224	331
Embraer SA (a)	1,264	8,125
Gps Participacoes E Empreendimentos S/A	848	2,632
Klabin S.A.	677	2,594
Localiza Rent A Car SA	529	3,967
Multiplan Empreendimentos Imobiliarios S/A	665	2,693
NU Holdings Ltd. - Class A (a)	854	11,012
Petroleo Brasileiro S/A Petrobras. - ADR	355	5,150
Tegma Gestao Logistica S.A.	1,548	6,741
TOTVS S.A.	1,766	9,622
Vale S.A. - ADR	113	1,263
Vale S.A.	81	899
Vasta Platform Limited - Class A (a) (c) (e)	972	2,964
		76,178
South Korea 8.2%
CJ CheilJedang Corp.	11	3,040
Coupang, Inc. - Class A (a)	203	4,260
Hl Mando Corporation	49	1,547
Hyundai Motor Company	26	5,608
KIA Corporation	10	951
Leeno Industrial Inc.	25	4,232
Nice Information Service Co., Ltd.	599	4,936
S-1 Corporation	97	4,052
Samsung Electronics Co., Ltd.	327	19,237
Samsung Life Insurance Co., Ltd.	45	2,868
Saramin Co., Ltd.	258	3,403
SK Hynix Inc.	92	15,787
YoungLimWon Soft Lab Co., Ltd.	279	1,778
		71,699
Poland 3.8%
Allegro.eu (a) (b)	1,093	10,217
Grupa Pracuj Spolka Akcyjna	762	11,818
InPost S.A. (a)	216	3,816
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	253	3,229
Wirtualna Polska Holding SA	156	4,082
		33,162
Mexico 3.6%
BBB Foods Inc. - Class A (a)	142	3,390
Corporacion Moctezuma S.A.B. de C.V. (c)	1,357	5,378
GRUMA, S.A.B. de C.V. - Class B	176	3,215

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	197	3,096
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (c)	11	1,721
Grupo Mexico, S.A.B. de C.V. - Class B	653	3,523
Qualitas Controladora, S.A.B. de C.V. (c)	824	8,373
Wal - Mart de Mexico, S.A.B. de C.V.	815	2,784
		31,480
Indonesia 3.3%
PT Bank Mandiri (Persero) Tbk.	16,580	6,233
PT Dayamitra Telekomunikasi	70,221	2,769
PT. Avia Avian	63,353	1,994
PT. Bank Central Asia Tbk	14,797	8,961
PT. Bank Rakyat Indonesia (Persero) Tbk.	16,528	4,644
PT. Sarana Menara Nusantara	95,563	4,295
		28,896
South Africa 3.2%
Capitec Bank Holdings	38	5,473
Clicks Group (c)	154	2,921
FirstRand Limited	922	3,890
Kumba Iron Ore Ltd (b)	85	2,043
Naspers Limited - Class N	62	12,089
The Foschini Group Limited	212	1,479
		27,895
United States of America 2.5%
Broadcom Inc.	3	5,014
Cognizant Technology Solutions Corporation - Class A	39	2,632
Colgate-Palmolive Company	37	3,585
NVIDIA Corporation	73	8,986
Qualcomm Incorporated	6	1,276
		21,493
Saudi Arabia 2.4%
Al Rajhi Banking and Investment Corporation	65	1,406
BUPA Arabia for Cooperative Insurance Company	90	6,154
Saudi Arabian Oil Company (b)	351	2,594
Saudi Basic Industries Corporation	139	2,719
Saudi British Bank	421	4,339
The Company For Cooperative Insurance	10	399
The Saudi National Bank	367	3,594
		21,205
Malaysia 2.2%
Carlsberg Brewery Malaysia Berhad	1,407	5,581
CIMB Group Holdings Berhad	2,358	3,394
Heineken Malaysia Berhad	1,532	7,169
Tenaga Nasional Berhad	1,046	3,050
		19,194
Thailand 2.0%
Bangkok Dusit Medical Services Public Company Limited.	1,025	748
Humanica Public Company Limited	12,659	3,722
SCB X Public Company Limited	1,134	3,179
True Corporation Public Company Limited - NVDR (a)	11,442	2,735
Union Auction Public Company Limited	24,952	6,634
		17,018
Singapore 1.9%
Grab Holdings Limited - Class A (a)	1,328	4,714
Haw Par Corporation Limited	593	4,264
Sea Limited - Class A - ADR (a)	99	7,102
		16,080
Lithuania 1.7%
Baltic Classifieds Group PLC	4,917	14,781
Netherlands 1.3%
ASML Holding N.V.	6	5,927
Prosus N.V. - Class N	143	5,088
		11,015
Kazakhstan 1.3%
Joint Stock Company Kaspi.Kz - ADR (b)	32	4,238
Joint Stock Company Kaspi.Kz - GDR (d) (f)	50	6,692
		10,930
Canada 1.1%
Celestica Inc. (a)	171	9,812
Argentina 1.1%
Despegar.com.ar SA (a) (c)	165	2,178
Globant S.A. (a)	26	4,560
Grupo Financiero Galicia S.A. - Class B - ADR (c)	22	669
MercadoLibre, Inc. (a)	1	1,923
YPF S.A. - Class D - ADR (a)	1	11
		9,341
Hong Kong 1.0%
AIA Group Limited	697	4,702
Techtronic Industries Company Limited	369	4,188
		8,890
United Kingdom 0.9%
HSBC Holdings PLC	153	1,330
NMC Health PLC (d)	119	—
Rightmove PLC	982	6,630
		7,960
Peru 0.6%
Credicorp Ltd.	33	5,287
France 0.5%
TotalEnergies SE	70	4,710
United Arab Emirates 0.5%
Adnoc Drilling Company PJSC	1,583	1,768
Adnoc Logistics & Services PLC	78	89
International Holdings Limited (a)	23	2,604
		4,461
Hungary 0.5%
OTP Bank Nyrt.	90	4,444
Chile 0.4%
Banco de Chile	33,159	3,700
Macau 0.4%
Galaxy Entertainment Group Limited	654	3,040
Luxembourg 0.3%
Tenaris S.A.	159	2,435
Colombia 0.1%
Ecopetrol S.A. - ADR	44	494
Switzerland 0.0%
Holcim AG	4	327
Greece 0.0%
National Bank of Greece SA - Class R	24	198
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (d)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Total Common Stocks (cost $788,535)		847,858
PREFERRED STOCKS 1.0%
Brazil 1.0%
Banco Bradesco SA (g)	1,018	2,258
ITAU Unibanco Holding SA (g)	354	2,046
Petroleo Brasileiro S/A Petrobras. (g)	608	4,138
Total Preferred Stocks (cost $10,127)		8,442
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car SA (a)	5	9
Total Rights (cost $0)		9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 5.21% (e) (h)	12,095	12,095
T. Rowe Price Government Reserve Fund, 5.31% (e) (h)	118	118
		12,213
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (e) (h)	771	771
Total Short Term Investments (cost $12,984)		12,984
Total Investments 99.9% (cost $811,646)		869,293
Other Assets and Liabilities, Net 0.1%		873
Total Net Assets 100.0%		870,166

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $6,692 and 0.8% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	16,934	187,476	192,315	407	—	—	12,095	1.4
JNL Government Money Market Fund, 5.31% - Class SL	1,756	18,678	19,663	32	—	—	771	0.1
T. Rowe Price Government Reserve Fund, 5.31%	6,654	21,846	28,382	77	—	—	118	—
Vasta Platform Limited - Class A	4,770	—	390	—	(1,207)	(209)	2,964	0.3
	30,114	228,000	240,750	516	(1,207)	(209)	15,948	1.8

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	07/06/22	9,064	7,110	0.8
Allegro.eu	05/09/24	6,957	10,217	1.2
Baidu, Inc. - Class A	11/22/22	3,999	3,006	0.4
Joint Stock Company Kaspi.Kz	04/22/24	3,240	4,238	0.5
Kuaishou Technology	05/30/24	2,888	2,373	0.3
Kumba Iron Ore Ltd	11/23/22	2,323	2,043	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Novatek	01/04/17	2,678	—	—
Public Joint Stock Company Oil Company Lukoil	01/15/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	8,676	—	—
Saudi Arabian Oil Company	04/23/24	2,769	2,594	0.3
Tongcheng-Elong Holdings Limited	01/14/21	3,816	3,696	0.4
		59,419	35,277	4.1

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/02/24	HKD	473	61	—
HKD/USD	SSB	07/03/24	HKD	200	26	—
USD/HKD	BBH	07/02/24	HKD	(990)	(127)	—
USD/HKD	BBH	07/03/24	HKD	(840)	(108)	—
USD/ZAR	SSB	07/01/24	ZAR	(677)	(37)	—
USD/ZAR	SSB	07/02/24	ZAR	(364)	(20)	—
					(205)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	202,570	638,596	6,692	847,858
Preferred Stocks	8,442	—	—	8,442
Rights	9	—	—	9
Short Term Investments	12,984	—	—	12,984
	224,005	638,596	6,692	869,293
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.9%
Japan 21.5%
Adastria Co., Ltd.	59	1,332
Alfresa Holdings Corporation	62	855
Alps Alpine Co., Ltd.	165	1,584
Amada Co., Ltd.	124	1,373
Anicom Holdings, Inc.	140	589
Appier Group, Inc. (a)	149	1,124
Bengo4.com, Inc. (a) (b)	84	1,765
Biprogy Inc.	32	897
CellSource Co., Ltd. (b)	51	427
Cosmo Energy Holdings Co., Ltd.	32	1,624
Credit Saison Co., Ltd.	204	4,235
Daicel Corporation.	92	880
Daido Steel Co., Ltd.	84	775
Daiwa House REIT Investment Corporation	1	1,137
Dexerials Corporation	38	1,786
DMG Mori Co., Ltd. (b)	146	3,810
Dowa Holdings Co., Ltd.	25	894
EDION Corporation	94	949
eGuarantee, Inc.	133	1,198
Electric Power Development Co., Ltd. - Class D	215	3,366
Freee K.K. (a)	32	488
Fujikura Ltd.	104	2,076
Ga Technologies Co., Ltd. (a)	137	1,186
GMO Financial Gate, Inc.	11	447
GungHo Online Entertainment, Inc.	94	1,576
HANWA Co., Ltd.	42	1,622
IDOM Co., Ltd.	147	1,276
Infomart Corporation	775	1,493
Integral Corporation	156	5,044
Inter Action Corporation	51	554
IRISO Electronics Co., Ltd.	62	1,180
istyle Inc. (a) (b)	177	534
Japan Elevator Service Holdings Co., Ltd.	103	1,658
Japan Petroleum Exploration Co., Ltd.	27	1,101
JEOL Ltd.	74	3,373
JMDC Inc.	82	1,705
JTEKT Corporation	148	1,030
Kamakura Shinsho, Ltd.	268	716
KATITAS Co., Ltd.	138	1,499
KH Neochem Co., Ltd. (b)	136	1,935
Kyoto Financial Group, Inc.	208	3,697
Kyushu Electric Power Co., Inc.	166	1,715
Locondo, Inc. (a) (b)	144	1,470
M&A Research Institute Inc. (a) (b)	144	3,575
Macnica Holdings, Inc.	38	1,616
Medipal Holdings Corporation	58	885
MegaChips Corporation	109	2,774
Mitsubishi Motors Corporation	1,717	4,752
mixi, Inc.	89	1,680
Money Forward, Inc. (a)	113	3,797
NHK SPRING Co., Ltd.	114	1,134
NS United Kaiun Kaisha, Ltd.	50	1,589
Nsk Ltd.	265	1,295
NTN Corporation	582	1,162
Oji Holdings Corporation	428	1,692
Optex Group Co., Ltd. (b)	122	1,284
Plus Alpha Consulting Co., Ltd.	176	2,067
Raksul, Inc.	333	1,972
Rakus Co., Ltd.	274	3,546
Sankyo Co., Ltd.	302	3,286
Sansan, Inc. (a)	206	2,226
Santen Pharmaceutical Co., Ltd.	146	1,494
Sanwa Holdings Corporation	55	1,002
Shima Seiki Mfg., Ltd.	73	770
SHIMAMURA Co., Ltd.	23	1,061
SKY Perfect JSAT Holdings Inc.	253	1,371
Sohgo Security Services Co., Ltd.	143	837
Sojitz Corporation	233	5,666
Sugi Holdings Co., Ltd.	65	899
Sumitomo Rubber Industries, Ltd. (b)	76	760
Suzuken Co., Ltd.	29	894
Taiheiyo Cement Corporation	49	1,243
Tohoku-Electric Power Co.,Inc.	192	1,733
Tokyo Steel Manufacturing Co., Ltd.	193	1,964
Tokyo Tatemono Co., Ltd. (b)	131	2,070
Tokyu Fudosan Holdings Corporation	291	1,954
Toyo Tire Corporation (b)	82	1,309
transcosmos inc.	48	1,025
Tsugami Corporation	304	2,945
Valor Holdings Co., Ltd.	92	1,417
Visional,Inc. (a)	39	1,738
Wealthnavi Inc. (a) (b)	133	1,250
Yamada Holdings Co., Ltd.	474	1,274
Yamazaki Baking Co., Ltd.	52	1,073
		144,056
Taiwan 9.0%
Airtac International Group	181	5,482
Arcadyan Technology Corporation	216	1,077
ASPEED Technology Inc.	42	6,178
Chicony Electronics Co., Ltd	226	1,186
Chroma ATE Inc.	553	5,400
ELAN Microelectronics Corporation	167	792
Ennoconn Corporation	93	961
Global Unichip Corp.	129	6,356
International Games System Co., Ltd.	68	2,839
Jentech Precision Industrial Co., Ltd.	91	3,357
King Slide Works Co., Ltd.	27	1,024
Kinsus Interconnect Technology Corp	314	893
Lotes Co.,Ltd	62	3,125
Pegavision Corporation	56	827
Powertech Technology Inc.	276	1,594
Primax Electronics Ltd	357	1,036
Radiant Opto-Electronics Corporation	946	5,523
Raydium Semiconductor Corporation	63	797
Simplo Technology Co., Ltd.	448	5,892
Sitronix Technology Corporation	121	963
T3EX Global Holdings Corp.	530	1,600
TCI Co., Ltd.	147	710
Tripod Technology Corporation	234	1,568
Wisdom Marine Lines Co. Limited	489	1,029
		60,209
United Kingdom 7.5%
Alpha Group International PLC	177	5,062
Angle PLC (a) (b)	1,036	184
Ashtead Technology Holdings PLC	68	649
Balfour Beatty PLC	209	964
Computacenter PLC	20	739
Deliveroo PLC - Class A (a)	1,483	2,449
Diploma PLC	51	2,667
Dotdigital Group PLC	906	1,062
Drax Group PLC	203	1,260
easyJet PLC	520	3,007
Games Workshop Group PLC	50	6,679
Harbour Energy PLC	253	992
Inchcape PLC	144	1,353
ITV PLC	1,190	1,210
Jet2 PLC	79	1,306
Keller Group PLC	114	1,774
Man Group PLC	373	1,141
Molten Ventures PLC (a)	206	951
Oxford Nanopore Technologies PLC (a)	884	1,052
Serco Group PLC	379	863
Team17 Group PLC (a)	282	984
The British Land Company Public Limited Company	377	1,958
Trustpilot Group PLC (a)	1,731	4,710
Victoria P.L.C. (a) (b)	404	908
W.A.G Payment Solutions PLC (a)	1,128	875
Wise PLC - Class A (a)	374	3,194
Zigup PLC	413	2,207
		50,200
Canada 5.9%
AGF Management Limited - Class B	543	3,352
ATCO Ltd. - Class I	28	791
Athabasca Oil Corporation (a)	280	1,060
B2Gold Corp.	435	1,166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cargojet Inc. (b)	30	3,056
Celestica Inc. (a)	103	5,898
Celestica Inc. (a)	73	4,205
Docebo Canada Inc. (a)	148	5,703
Finning International Inc.	42	1,236
Kinaxis Inc. (a)	41	4,686
Prairiesky Royalty Ltd. (b)	181	3,433
Russel Metals Inc.	107	2,923
Whitecap Resources Inc. (b)	261	1,913
		39,422
Sweden 5.2%
AAK AB (publ)	29	845
Addtech AB - Class B	244	6,073
Avanza Bank Holding AB (b)	175	4,243
CellaVision AB	23	553
Elekta AB (publ) - Class B	139	866
Fortnox Aktiebolag	419	2,520
G&L Beijer Ref AB - Class B (b)	186	2,855
Hemnet AB	111	3,362
HMS Networks AB	53	2,099
Munters Group AB (c)	135	2,525
Paradox Interactive AB (publ)	132	1,773
Saab AB - Class B	119	2,870
SSAB AB - Class B	294	1,590
Storytel AB (publ) - Class B (a) (b)	63	329
VNV Global AB (publ) (a) (b)	295	725
Xvivo Perfusion Aktiebolag (a)	37	1,448
		34,676
Italy 5.0%
A2a S.P.A.	539	1,072
Banca Monte dei Paschi di Siena S.p.A.	289	1,357
Bper Banca S.P.A.	1,247	6,312
Brunello Cucinelli S.p.A.	50	4,968
Buzzi S.p.A.	30	1,198
Hera S.p.A. (b)	273	935
Iveco Group N.V.	302	3,380
Reply S.p.A.	33	4,801
Technogym S.p.A. (c)	318	3,266
Unipol Gruppo S.p.A.	621	6,160
		33,449
India 5.0%
Birlasoft Solutions Ltda	319	6,232
CESC Ltd	754	1,468
Chennai Petroleum Corporation Limited	113	1,332
Creditaccess Grameen Limited (c)	191	3,027
Indiamart Intermesh Limited	36	1,153
Lic Housing Finance Limited	232	2,217
Manappuram Finance Limited	362	903
Muthoot Microfin Limited (a)	755	2,179
National Aluminium Co Ltd	515	1,158
NCC Limited	468	1,777
PB Fintech Limited (a)	135	2,263
Power Finance Corporation Limited	979	5,676
PVR Inox Limited (a)	45	766
Redington Limited	428	1,099
UPL Limited	314	2,153
		33,403
South Korea 4.5%
BNK Financial Group Inc.	158	970
DB Hitek Co., Ltd.	29	1,018
Duzon Bizon Co., Ltd.	45	2,399
Hana Materials Inc.	63	2,982
Hanatour Service, Inc.	31	1,323
Hanwha Corporation	41	792
HD Hyundai Construction Equipment Co., Ltd.	21	830
HD Hyundai Electric Co., Ltd.	11	2,374
Hyundai Marine & Fire Insurance Co., Ltd.	73	1,816
Hyundai Rotem Company	77	2,290
Hyundai Wia Corporation	21	892
JB Financial Group Co., Ltd.	152	1,609
Koh Young Technology Inc.	129	1,188
LS Corp.	13	1,368
LX International Corp.	112	2,475
OCI Holdings Company Ltd.	17	1,063
Park Systems Corp.	16	2,108
Sup Co., Ltd.	12	1,142
Wanted Lab, Inc. (a)	57	251
Youngone Corporation	35	878
		29,768
Australia 4.3%
AGL Energy Limited	295	2,119
GrainCorp Limited - Class A	336	1,985
Helia Group Limited	366	944
HUB24 Limited	83	2,556
JB Hi-Fi Limited	106	4,329
Metcash Limited	804	1,895
Netwealth Group Limited	221	3,268
New Hope Corporation Limited	329	1,069
Perenti Limited	1,330	885
Perseus Mining Limited	561	879
Pro Medicus Limited	18	1,677
Super Retail Group Limited	103	957
Telix Pharmaceuticals Limited (a)	80	993
Vulcan Energy Resources Limited (a) (b)	157	393
Whitehaven Coal Limited	714	3,665
Yancoal Australia Ltd (b)	257	1,137
		28,751
Germany 3.9%
Aroundtown SA (a)	378	792
Aumann AG (b) (c)	40	610
AUTO1 Group SE (a)	108	701
CTS Eventim AG & Co. KGaA	12	1,005
Delivery Hero SE (a) (c)	74	1,755
HOCHTIEF Aktiengesellschaft	9	1,010
Hypoport SE - Class N (a)	29	9,148
New Work SE - Class N	11	766
Scout24 SE (c)	72	5,516
tonies SE (a)	265	1,960
TUI AG (a) (c)	397	2,798
Veganz Group AG (a) (c)	10	177
		26,238
China 2.1%
Daqo New Energy Corp. - ADR (a) (b)	108	1,571
FinVolution Group - Class A - ADR	720	3,436
Hello Group Inc. - ADR	212	1,298
Li Ning Company Limited	956	2,056
TravelSky Technology Limited - Class H	1,729	2,024
Yangzijiang Shipbuilding (Holdings) Ltd.	1,929	3,502
		13,887
Turkey 2.1%
AG Anadolu Grubu Holding Anonim Sirketi	77	856
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	270	2,062
Dogus Otomotiv Servis ve Ticaret A.S.	238	1,930
Enerjisa Enerji Anonim Sirketi	593	1,235
Is Gayrimenkul Yatirim Ortakligi Anonim Sirketi (a)	1,868	966
Mavi Giyim Sanayi Ve Ticaret Anonim Sirketi	343	1,338
Migros Ticaret A.S. - Class A	156	2,532
Sok Marketler Tic. A.S.	731	1,412
Turk Traktor - Class A	54	1,543
		13,874
Switzerland 1.9%
Bossard Holding AG	11	2,537
Global Blue Group Holding AG (a)	288	1,387
medmix AG	144	2,170
Sensirion Holding AG (a) (b) (c)	45	3,860
u-blox Holding AG - Class N (b)	15	1,569
Vifor Pharma AG (c)	11	878
		12,401
France 1.9%
Cellectis - ADR (a)	117	218
EXOSENS (a)	220	5,006
Gaztransport Et Technigaz	25	3,225
Soitec (a)	22	2,443
Valeo	136	1,443
		12,335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Brazil 1.7%
CI&T Inc - Class A (a)	208	1,082
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,468
Embraer SA (a)	383	2,463
Gps Participacoes E Empreendimentos S/A	547	1,696
Grupo SBF S/A	843	1,819
Inter & Co, Inc. - Class A	443	2,724
		11,252
United States of America 1.4%
Burford Capital Limited - Class C	245	3,155
Elastic N.V. (a)	27	3,084
Life360, Inc. - DRC (a)	250	2,708
Life360, Inc. (a)	22	711
		9,658
Norway 1.4%
Eurizon Opportunita	153	1,035
Kongsberg Gruppen ASA	33	2,711
MPC Container Ships ASA	963	2,032
Schibsted ASA - Class A	128	3,782
		9,560
Belgium 1.3%
D'Ieteren Group	15	3,182
Melexis	18	1,517
Proximus	209	1,667
Solvay (b)	72	2,534
		8,900
Mexico 1.2%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	465	1,514
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	352	2,238
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	211	1,794
Qualitas Controladora, S.A.B. de C.V. (b)	215	2,187
		7,733
Denmark 1.2%
ALK-Abello A/S - Class B (a)	241	5,293
Dampskibsselskabet NORDEN A/S	31	1,354
ISS A/S	63	1,078
		7,725
Singapore 1.0%
Golden Agri-Resources Ltd.	5,759	1,146
Hafnia Limited	240	2,021
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	1,600	1,439
Mapletree Industrial Trust	665	1,035
Sembcorp Industries Ltd	348	1,235
		6,876
Argentina 0.9%
Despegar.com.ar SA (a)	210	2,784
Globant S.A. (a)	19	3,342
		6,126
Netherlands 0.9%
Fugro N.V. - Class C	172	4,147
Signify N.V. (c)	67	1,678
		5,825
Spain 0.8%
Acerinox, S.A.	75	780
Compania De Distribucion Integral Logista Holdings, S.A.	52	1,488
Indra Sistemas, S.A. (b)	57	1,184
Merlin Properties, Socimi, S.A.	89	987
Unicaja Banco, S.A. (c)	611	833
		5,272
Hong Kong 0.6%
Hypebeast Limited	6,142	196
Johnson Electric Holdings Limited	1,682	2,532
Kerry Properties Limited	898	1,559
		4,287
Indonesia 0.6%
PT Bank Syariah Indonesia TBK	15,920	2,552
PT Indo Tambangraya Megah Tbk	1,108	1,619
		4,171
Saudi Arabia 0.6%
ALDREES Petroleum & Transport Services Company	72	2,350
Jamjoom Pharmaceuticals Factory Co.	23	877
Ronglian Group Ltd.	33	843
		4,070
Poland 0.6%
InPost S.A. (a)	216	3,810
Lithuania 0.5%
Baltic Classifieds Group PLC	1,177	3,539
Israel 0.5%
Maytronics Ltd.	302	1,116
Nayax Ltd (a)	15	328
Nayax Ltd (a)	96	2,011
		3,455
Finland 0.5%
Amer Sports, Inc. (a)	151	1,898
Nanoform Finland Oy (a) (b)	293	523
Outokumpu Oyj (b)	209	752
		3,173
Vietnam 0.5%
FPT Corporation	591	3,029
Austria 0.4%
Raiffeisen Bank International AG	168	2,900
Thailand 0.4%
Regional Container Lines Public Co Ltd	3,141	2,443
Hungary 0.3%
Wizz Air Holdings PLC (a) (c)	82	2,298
Ireland 0.3%
Keywords Studios PLC	77	2,237
Cyprus 0.3%
Theon International PLC	136	1,874
South Africa 0.1%
Investec PLC	126	914
Malaysia 0.1%
ViTrox Corporation Berhad	1,043	908
Total Common Stocks (cost $647,095)		654,704
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	25	2,982
Total Investment Companies (cost $2,969)		2,982
PREFERRED STOCKS 0.3%
Brazil 0.3%
Metalurgica Gerdau S.A.	936	1,786
Total Preferred Stocks (cost $2,290)		1,786
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	9,789	9,789
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	1,716	1,716
Total Short Term Investments (cost $11,505)		11,505
Total Investments 100.3% (cost $663,859)		670,977
Other Assets and Liabilities, Net (0.3)%		(2,286)
Total Net Assets 100.0%		668,691

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

as of June 30, 2024.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	11,764	93,681	95,656	266	—	—	9,789	1.5
JNL Government Money Market Fund, 5.31% - Class SL	4,749	12,782	15,815	71	—	—	1,716	0.2
	16,513	106,463	111,471	337	—	—	11,505	1.7

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/20/21	698	610	0.1
Creditaccess Grameen Limited	12/09/21	1,999	3,027	0.5
Delivery Hero SE	02/15/24	1,873	1,755	0.3
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/20/24	1,452	1,439	0.2
Munters Group AB	08/18/23	1,609	2,525	0.4
Scout24 SE	01/04/22	4,842	5,516	0.8
Sensirion Holding AG	04/20/21	3,372	3,860	0.6
Signify N.V.	05/30/24	1,826	1,678	0.3
Technogym S.p.A.	08/13/18	2,975	3,266	0.5
TUI AG	12/22/23	2,972	2,798	0.4
Unicaja Banco, S.A.	05/30/24	891	833	0.1
Veganz Group AG	11/04/21	994	177	—
Vifor Pharma AG	03/01/24	920	878	0.1
Wizz Air Holdings PLC	01/04/22	2,867	2,298	0.3
		29,290	30,660	4.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	78,464	576,240	—	654,704
Investment Companies	2,982	—	—	2,982
Preferred Stocks	1,786	—	—	1,786
Short Term Investments	11,505	—	—	11,505
	94,737	576,240	—	670,977

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.7%
Industrials 17.0%
3M Company	153	15,674
AGCO Corporation	47	4,591
AMETEK, Inc.	73	12,170
APi Group Corp (a)	25	940
Atkore Inc.	6	804
ATS Corporation (a)	18	590
ATS Corporation (a)	3	100
Axon Enterprise, Inc. (a)	21	6,179
CAE Inc. (a)	45	841
Carrier Global Corporation	57	3,589
Clean Harbors, Inc. (a)	7	1,484
Equifax Inc.	33	8,113
Ferguson Holdings Limited	4	755
Fortive Corporation	170	12,597
FTI Consulting, Inc. (a)	30	6,380
Genpact Limited	129	4,152
Graco Inc.	88	7,024
Hubbell Incorporated	4	1,608
IDEX Corporation	42	8,527
J.B. Hunt Transport Services, Inc.	32	5,152
Knight-Swift Transportation Holdings Inc. - Class A	138	6,912
Knorr - Bremse Aktiengesellschaft - ADR	27	519
Landstar System, Inc.	23	4,317
Legrand - ADR	97	1,934
Leidos Holdings, Inc.	39	5,631
Lincoln Electric Holdings, Inc.	8	1,528
Lindsay Corporation	17	2,062
Lockheed Martin Corporation	4	1,752
ManpowerGroup Inc.	51	3,560
Marten Transport, Ltd.	133	2,462
Maximus, Inc.	23	1,988
Mueller Water Products, Inc. - Class A	330	5,906
Nordson Corporation	30	6,958
Northrop Grumman Corporation	6	2,617
Paycom Software, Inc.	14	2,069
Regal Rexnord Corporation	36	4,869
Republic Services, Inc.	13	2,546
Resideo Technologies, Inc. (a)	40	789
Rockwell Automation, Inc.	31	8,396
Rollins, Inc.	110	5,369
SiteOne Landscape Supply, Inc. (a)	53	6,410
Southwest Airlines Co.	50	1,437
Stericycle, Inc. (a)	42	2,457
Textron Inc.	78	6,706
The Middleby Corporation (a)	40	4,923
Toro Company, The	107	10,071
TransUnion	49	3,663
Vertiv Holdings Co - Class A	9	797
Werner Enterprises, Inc.	188	6,732
WillScot Mobile Mini Holdings Corp. - Class A (a)	39	1,484
Xylem Inc.	70	9,427
		227,561
Information Technology 16.4%
Akamai Technologies, Inc. (a)	104	9,422
Amphenol Corporation - Class A	189	12,744
AppLovin Corporation - Class A (a)	10	859
Aspen Technology, Inc. (a)	3	572
Autodesk, Inc. (a)	18	4,330
Bentley Systems, Incorporated - Class B	8	397
Cloudflare, Inc. - Class A (a)	61	5,014
Confluent, Inc. - Class A (a)	217	6,411
Datadog, Inc. - Class A (a)	47	6,090
Dynatrace, Inc. (a)	6	272
Entegris, Inc.	41	5,469
Fair Isaac Corporation (a)	15	22,153
Flex Ltd. (a)	113	3,341
Freshworks, Inc. - Class A (a)	36	458
Gartner, Inc. (a)	29	13,197
Keysight Technologies, Inc. (a)	55	7,482
Lattice Semiconductor Corporation (a)	58	3,352
Marvell Technology, Inc.	23	1,578
MKS Instruments, Inc.	45	5,876
MongoDB, Inc. - Class A (a)	47	11,506
Monolithic Power Systems, Inc.	9	7,266
Motorola Solutions, Inc.	10	3,822
NCR Voyix Corporation (a)	40	488
Nutanix, Inc. - Class A (a)	126	7,192
Okta, Inc. - Class A (a)	134	12,544
Palo Alto Networks, Inc. (a)	16	5,424
PTC Inc. (a)	39	7,036
Pure Storage, Inc. - Class A (a)	140	8,989
Rogers Corporation (a)	22	2,666
Roper Technologies, Inc.	7	4,019
Rubrik, Inc. - Class A (a)	11	341
Skyworks Solutions, Inc.	43	4,572
Synopsys, Inc. (a)	9	5,356
TE Connectivity Ltd. (b)	9	1,308
Teledyne Technologies Incorporated (a)	3	1,179
Teradyne, Inc.	56	8,370
Trimble Inc. (a)	51	2,863
Workday, Inc. - Class A (a)	20	4,471
Workiva Inc. - Class A (a)	4	267
Zebra Technologies Corporation - Class A (a)	13	4,047
Zscaler, Inc. (a)	36	6,823
		219,566
Health Care 15.1%
Agilent Technologies, Inc.	60	7,687
Align Technology, Inc. (a)	20	4,708
argenx SE - ADR (a)	1	504
Avantor, Inc. (a)	57	1,212
Bio-Techne Corporation	102	7,308
Dentsply Sirona Inc.	767	19,095
DexCom, Inc. (a)	71	8,050
Edwards Lifesciences Corporation (a)	102	9,422
Envista Holdings Corporation (a)	415	6,903
Exact Sciences Corporation (a)	79	3,338
HealthEquity, Inc. (a)	40	3,437
Henry Schein, Inc. (a)	105	6,716
Hologic, Inc. (a)	94	6,958
Icon Public Limited Company (a)	20	6,138
IDEXX Laboratories, Inc. (a)	15	6,998
Illumina, Inc. (a)	22	2,274
Mettler-Toledo International Inc. (a)	10	13,506
Penumbra, Inc. (a)	27	4,769
Qiagen N.V. (a)	300	12,341
Quest Diagnostics Incorporated	53	7,296
Repligen Corporation (a)	20	2,521
Solventum Corporation (a)	129	6,830
STAAR Surgical Company (a)	73	3,484
Steris Public Limited Company	40	8,578
Teleflex Incorporated	3	574
The Cooper Companies, Inc.	103	9,053
Veeva Systems Inc. - Class A (a)	41	7,412
Waters Corporation (a)	32	9,242
West Pharmaceutical Services, Inc.	12	3,953
Zimmer Biomet Holdings, Inc.	46	5,036
Zoetis Inc. - Class A	33	5,697
		201,040
Financials 12.1%
American Financial Group, Inc.	49	6,065
Arch Capital Group Ltd. (a)	15	1,488
Arthur J. Gallagher & Co.	22	5,575
Blue Owl Capital Inc. - Class A	43	766
Corpay Inc (a)	15	4,032
Cullen/Frost Bankers, Inc.	70	7,165
Everest Group, Ltd.	34	12,875
FactSet Research Systems Inc.	13	5,307
Fidelity National Financial, Inc. - Class A	102	5,026
Fifth Third Bancorp	13	456
Global Payments Inc.	44	4,255
Globe Life Inc.	26	2,150
Goosehead Insurance, Inc. - Class A (a)	115	6,584
Hartford Financial Services Group, Inc. , The	78	7,830
Houlihan Lokey, Inc. - Class A	7	920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Huntington Bancshares Incorporated	229	3,014
Independent Bank Corp.	28	1,439
Kinsale Capital Group, Inc.	13	4,816
KKR & Co. Inc. - Class A	5	540
Northern Trust Corporation	137	11,511
Old Republic International Corporation	162	5,015
Prosperity Bancshares, Inc.	75	4,567
Raymond James Financial, Inc.	6	754
Reinsurance Group of America, Incorporated	26	5,389
Ryan Specialty Group Holdings, Inc. - Class A	168	9,718
T. Rowe Price Group, Inc.	41	4,751
The Bank of New York Mellon Corporation	99	5,923
The PNC Financial Services Group, Inc.	3	493
Toast, Inc. - Class A (a)	493	12,715
TowneBank	50	1,357
Tradeweb Markets Inc. - Class A	63	6,678
U.S. Bancorp	10	378
W. R. Berkley Corporation	52	4,114
Willis Towers Watson Public Limited Company	28	7,399
		161,065
Consumer Staples 10.6%
BJ's Wholesale Club Holdings, Inc. (a)	85	7,502
Brown-Forman Corporation - Class B	178	7,709
Calavo Growers, Inc.	82	1,858
Cal-Maine Foods, Inc.	22	1,353
Casey's General Stores, Inc.	4	1,473
Celsius Holdings, Inc. (a)	290	16,544
Coty Inc. - Class A (a)	93	932
Freshpet, Inc. (a)	109	14,083
Henkel AG & Co. KGaA - ADR	740	14,503
Hormel Foods Corporation	220	6,708
Kenvue Inc.	79	1,438
Kimberly-Clark Corporation	54	7,416
Lamb Weston Holdings, Inc.	52	4,372
McCormick & Company, Incorporated	188	13,367
Mission Produce, Inc. (a)	170	1,680
Performance Food Group Company (a)	22	1,447
Target Corporation	44	6,529
The Clorox Company	145	19,718
The Estee Lauder Companies Inc. - Class A	6	602
The J. M. Smucker Company	52	5,616
US Foods Holding Corp. (a)	127	6,744
		141,594
Consumer Discretionary 9.1%
Advance Auto Parts, Inc.	52	3,261
Aptiv PLC (a)	65	4,565
Bath & Body Works, Inc.	83	3,261
BorgWarner Inc.	185	5,961
Chewy, Inc. - Class A (a) (c)	20	551
Darden Restaurants, Inc.	41	6,219
Domino's Pizza, Inc.	13	6,856
eBay Inc.	100	5,399
ETSY, Inc. (a)	7	417
Expedia Group, Inc. (a)	7	892
Five Below, Inc. (a)	3	326
Global-E Online Ltd. (a)	227	8,250
Hilton Worldwide Holdings Inc.	13	2,902
MercadoLibre, Inc. (a)	7	10,978
Mohawk Industries, Inc. (a)	5	523
Murphy USA Inc.	8	3,807
On Holding AG - Class A (a)	179	6,951
Planet Fitness, Inc. - Class A (a)	78	5,740
Pool Corporation	19	5,902
Ralph Lauren Corporation - Class A	18	3,116
Ross Stores, Inc.	84	12,283
Service Corporation International	8	563
TopBuild Corp. (a)	10	4,016
Tractor Supply Company	18	4,725
Ulta Beauty, Inc. (a)	25	9,783
Yum! Brands, Inc.	28	3,739
		120,986
Utilities 4.8%
Alliant Energy Corporation	149	7,569
American Water Works Company, Inc.	41	5,323
Avista Corporation	74	2,556
California Water Service Group	160	7,774
DTE Energy Company	6	648
Eversource Energy	10	552
IDACORP, Inc.	66	6,158
Pennon Group PLC - ADR (c)	438	6,371
Portland General Electric Company	61	2,624
PPL Corporation	31	870
Severn Trent PLC - ADR	63	1,893
SJW Group	89	4,818
United Utilities Group PLC - ADR	480	12,065
XCEL Energy Inc.	96	5,138
		64,359
Materials 3.7%
Albemarle Corporation	8	729
AptarGroup, Inc.	44	6,136
Ashland Inc.	16	1,545
Avery Dennison Corporation	17	3,717
Axalta Coating Systems Ltd. (a)	146	5,006
CF Industries Holdings, Inc.	40	2,957
Crown Holdings, Inc.	89	6,602
Eastman Chemical Company	11	1,103
Franco-Nevada Corporation	44	5,227
Packaging Corporation of America	36	6,609
RPM International Inc.	43	4,652
Westlake Corporation	36	5,156
		49,439
Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	60	7,050
Camden Property Trust	58	6,307
CoStar Group, Inc. (a)	86	6,353
Equity Commonwealth (a)	97	1,887
Equity Lifestyle Properties, Inc.	58	3,797
Healthcare Realty Trust Incorporated - Class A	102	1,678
Healthpeak OP, LLC	83	1,624
Lamar Advertising Company - Class A	56	6,741
NNN REIT, Inc.	196	8,318
Sun Communities, Inc.	6	742
		44,497
Energy 2.7%
Baker Hughes Company - Class A	216	7,597
Chord Energy Corporation	21	3,542
Coterra Energy Inc.	249	6,654
Devon Energy Corporation	186	8,806
Diamondback Energy, Inc.	42	8,423
EQT Corporation	20	734
Noble Corporation PLC	12	525
		36,281
Communication Services 0.9%
Live Nation Entertainment, Inc. (a)	6	535
Pinterest, Inc. - Class A (a)	24	1,051
The Trade Desk, Inc. - Class A (a)	100	9,749
		11,335
Total Common Stocks (cost $1,153,898)		1,277,723
PREFERRED STOCKS 0.3%
Financials 0.3%
MetLife, Inc., 4.75%, (25, 03/15/25) (d)	33	663
The Charles Schwab Corporation, 5.95%, (25, 09/01/24) (c) (d)	117	2,949
Total Preferred Stocks (cost $3,541)		3,612
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Class I, 5.21% (e) (f)	53,342	53,342
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (e) (f)	864	864
Total Short Term Investments (cost $54,206)		54,206
Total Investments 100.0% (cost $1,211,645)		1,335,541
Other Assets and Liabilities, Net (0.0)%		(626)
Total Net Assets 100.0%		1,334,915

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	28,854	223,814	199,326	1,102	—	—	53,342	4.0
JNL Government Money Market Fund, 5.31% - Class SL	4,058	20,963	24,157	88	—	—	864	0.1
	32,912	244,777	223,483	1,190	—	—	54,206	4.1

JNL Multi-Manager Mid Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/24	1,233	1,308	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,277,723	—	—	1,277,723
Preferred Stocks	3,612	—	—	3,612
Short Term Investments	54,206	—	—	54,206
	1,335,541	—	—	1,335,541

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.0%
Information Technology 24.6%
908 Devices Inc. (a) (b)	165	851
ACI Worldwide, Inc. (a)	269	10,657
Advanced Energy Industries, Inc.	80	8,740
Alkami Technology, Inc. (a)	74	2,110
Altair Engineering Inc. - Class A (a)	47	4,653
AppFolio, Inc. - Class A (a)	61	15,045
AppLovin Corporation - Class A (a)	40	3,312
ASGN Incorporated (a)	80	7,050
Aspen Technology, Inc. (a)	76	14,999
AvePoint, Inc. - Class A (a)	12	126
Badger Meter, Inc.	10	1,813
Bel Fuse Inc. - Class B	26	1,716
Bentley Systems, Incorporated - Class B	333	16,448
Bill Holdings, Inc. (a)	123	6,473
Blackline, Inc. (a)	79	3,817
Box, Inc. - Class A (a)	167	4,404
Braze, Inc. - Class A (a)	208	8,091
Camtek Ltd. (b)	10	1,197
CCC Intelligent Solutions Holdings Inc. (a)	65	724
Celestica Inc. (a)	17	957
Cellebrite Di Ltd (a)	77	915
Check Point Software Technologies Ltd (a)	26	4,214
Clearwater Analytics Holdings, Inc. - Class A (a)	1,065	19,724
Cognex Corporation	218	10,189
Coherent Corp. (a)	13	974
Confluent, Inc. - Class A (a)	30	900
Copperleaf Technologies Inc. (a)	2,418	20,946
Couchbase, Inc. (a)	308	5,627
Credo Technology Group Holding Ltd (a)	188	5,979
CyberArk Software Ltd. (a)	45	12,395
Descartes Systems Group Inc., The (a)	44	4,223
Dynatrace, Inc. (a)	140	6,262
Endava PLC - Class A - ADR (a)	171	4,992
Extreme Networks, Inc. (a)	98	1,323
Fabrinet (a)	42	10,075
Fair Isaac Corporation (a)	17	25,403
Five9, Inc. (a)	214	9,394
Freshworks, Inc. - Class A (a)	134	1,695
GitLab Inc. - Class A (a)	160	7,939
Globant S.A. (a)	37	6,655
Guidewire Software, Inc. (a)	83	11,440
HubSpot, Inc. (a)	2	938
Indie Semiconductor, Inc. - Class A (a) (b)	4,285	26,437
Infinera Corporation (a)	144	878
Itron, Inc. (a)	14	1,432
JFROG Ltd (a)	89	3,358
MACOM Technology Solutions Holdings, Inc. (a)	174	19,332
Mirion Technologies (US), Inc. - Class A (a)	114	1,222
nCino OpCo, Inc. (a)	760	23,910
Novanta Inc. (a)	80	13,046
Nutanix, Inc. - Class A (a)	53	3,019
NVE Corporation	13	957
Olo Inc. - Class A (a)	115	508
Onto Innovation Inc. (a)	32	6,922
PAR Technology Corporation (a) (b)	181	8,506
PDF Solutions, Inc. (a)	57	2,075
Porch Group Inc - Class A (a) (b)	1,793	2,707
Power Integrations, Inc.	173	12,088
Procore Technologies, Inc. (a)	155	10,273
PROS Holdings, Inc. (a)	99	2,840
Pure Storage, Inc. - Class A (a)	43	2,756
Q2 Holdings, Inc. (a)	21	1,274
Rambus Inc. (a)	209	12,287
Riskified Ltd - Class A (a)	133	851
Semtech Corporation (a)	32	959
SentinelOne, Inc. - Class A (a)	345	7,262
Silicon Motion, Inc. - ADR	59	4,806
Sitime Corporation (a)	45	5,605
Smartsheet Inc. - Class A (a)	296	13,071
Sprout Social, Inc. - Class A (a)	260	9,251
SPS Commerce, Inc. (a)	116	21,954
Teledyne Technologies Incorporated (a)	31	12,122
Tyler Technologies, Inc. (a)	34	16,888
Varonis Systems, Inc. (a)	171	8,181
Veeco Instruments Inc. (a)	131	6,105
Vertex, Inc. - Class A (a)	49	1,757
Workiva Inc. - Class A (a)	19	1,389
Zeta Global Holdings Corp. - Class A (a)	477	8,411
		559,824
Industrials 21.1%
AAON, Inc.	211	18,444
AAR Corp. (a)	20	1,443
ACV Auctions Inc. - Class A (a)	36	658
Advanced Drainage Systems, Inc.	58	9,231
AeroVironment, Inc. (a)	11	1,945
Ameresco, Inc. - Class A (a)	103	2,965
Applied Industrial Technologies, Inc.	92	17,824
Array Tech, Inc. (a)	679	6,965
Atkore Inc.	24	3,220
ATMUS Filtration Technologies Inc. (a)	35	999
Axon Enterprise, Inc. (a)	55	16,165
Beacon Roofing Supply, Inc. (a)	109	9,836
Blue Bird Global Corporation (a)	45	2,447
Booz Allen Hamilton Holding Corporation - Class A	40	6,116
Builders FirstSource, Inc. (a)	12	1,682
BWXT Government Group, Inc.	24	2,318
Casella Waste Systems, Inc. - Class A (a)	204	20,150
CBIZ, Inc. (a)	146	10,889
Chart Industries, Inc. (a) (b)	155	22,494
Clean Harbors, Inc. (a)	15	3,433
Columbus McKinnon Corporation	107	3,696
Comfort Systems USA, Inc.	38	11,532
CSW Industrials, Inc.	7	1,908
Dayforce, Inc. (a) (b)	119	5,888
Enerpac Tool Group Corp. - Class A	210	8,009
Enovix Corporation (a) (b)	53	823
Exponent, Inc.	48	4,591
FTAI Aviation Ltd.	99	10,231
Gates Industrial Corporation PLC (a)	140	2,206
HEICO Corporation - Class A	120	21,300
IDEX Corporation	8	1,602
John Bean Technologies Corporation	150	14,258
Kirby Corporation (a)	4	509
Kornit Digital Ltd. (a) (b)	212	3,104
Limbach Holdings, Inc. (a)	24	1,369
Maximus, Inc.	12	1,009
Mercury Systems, Inc. (a)	449	12,139
Mine Safety Appliances Company, LLC	4	839
Montrose Environmental Group, Inc. (a)	328	14,657
Moog Inc. - Class A	13	2,225
MYR Group Inc. (a)	15	2,079
Nextracker LLC - Class A (a)	61	2,877
Nordson Corporation	16	3,773
Omega Flex, Inc.	46	2,380
Orion Group Holdings, Inc. (a)	38	359
Parsons Corporation (a)	51	4,153
Paylocity Holding Corporation (a)	17	2,209
Primoris Services Corporation	26	1,287
RBC Bearings Incorporated (a)	12	3,290
Regal Rexnord Corporation	57	7,673
Saia, Inc. (a)	56	26,603
Science Applications International Corporation	62	7,329
Simpson Manufacturing Co., Inc.	99	16,662
SiteOne Landscape Supply, Inc. (a)	146	17,710
SPX Technologies, Inc. (a)	16	2,317
Sterling Infrastructure, Inc. (a)	21	2,526
Tecnoglass Inc.	47	2,345
Terex Corporation	13	729
Tetra Tech, Inc.	87	17,817
The AZEK Company Inc. - Class A (a)	201	8,449
The Timken Company	107	8,591
TransUnion	117	8,678
Trex Company, Inc. (a)	128	9,518
Verisk Analytics, Inc.	54	14,467
Vestis Corporation	94	1,147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Viad Corp (a)	62	2,093
Watts Water Technologies, Inc. - Class A	8	1,463
WillScot Mobile Mini Holdings Corp. - Class A (a)	310	11,666
WNS (Holdings) Limited (a)	141	7,379
Zurn Elkay Water Solutions Corporation	55	1,605
		480,293
Health Care 17.6%
10X Genomics, Inc. - Class A (a)	52	1,010
Acadia Healthcare Company, Inc. (a)	57	3,873
ACADIA Pharmaceuticals Inc. (a)	163	2,647
Alkermes Public Limited Company (a)	128	3,079
Amicus Therapeutics, Inc. (a)	320	3,178
Apellis Pharmaceuticals, Inc. (a)	62	2,371
Apogee Therapeutics, Inc. (a) (b)	11	432
Arcellx Inc. (a)	16	861
Arcturus Therapeutics Holdings Inc. (a)	109	2,665
Arrowhead Pharmaceuticals Inc (a)	132	3,433
AtriCure, Inc. (a)	120	2,736
Atrion Corporation	16	7,215
Axsome Therapeutics, Inc. (a) (b)	64	5,156
Azenta, Inc. (a)	338	17,772
Biohaven Pharmaceutical Holding Company Ltd. (a)	13	456
BioLife Solutions, Inc. (a)	181	3,876
Biomerica, Inc. (a)	384	169
Blueprint Medicines Corporation (a)	89	9,668
Bridgebio Pharma, Inc. (a)	188	4,756
Cabaletta Bio, Inc. (a)	42	317
Caredx, Inc. (a)	307	4,762
Castle Biosciences, Inc. (a)	323	7,038
Certara, Inc. (a)	593	8,215
Crinetics Pharmaceuticals, Inc. (a)	14	642
Cryoport, Inc. (a)	260	1,794
Cytokinetics, Incorporated (a)	80	4,328
CytoSorbents Corporation (a) (b)	820	577
Definitive Healthcare Corp. - Class A (a)	553	3,020
Disc Medicine, Inc. (a)	19	873
Edgewise Therapeutics, Inc. (a)	122	2,202
Establishment Labs Holdings Inc. (a) (b)	70	3,193
Evolent Health, Inc. - Class A (a)	503	9,619
Exact Sciences Corporation (a)	100	4,225
Glaukos Corporation (a)	70	8,348
Globus Medical, Inc. - Class A (a)	36	2,465
Halozyme Therapeutics, Inc. (a)	165	8,623
Harvard Bioscience, Inc. (a)	479	1,365
Health Catalyst, Inc. (a)	301	1,923
HealthEquity, Inc. (a)	253	21,790
IDEAYA Biosciences, Inc. (a)	19	677
Immunome, Inc. (a) (b)	34	412
Immunovant, Inc. (a)	120	3,172
Inari Medical, Inc. (a)	127	6,136
Insmed Incorporated (a)	159	10,742
Inspire Medical Systems, Inc. (a)	36	4,703
Intra-Cellular Therapies, Inc. (a)	7	497
Irhythm Technologies, Inc. (a)	74	7,970
Keros Therapeutics, Inc. (a)	90	4,113
Krystal Biotech, Inc. (a)	20	3,682
Lantheus Holdings, Inc. (a)	49	3,909
Maravai LifeSciences Holdings, Inc. - Class A (a)	345	2,468
Masimo Corporation (a)	57	7,116
Medpace Holdings, Inc. (a)	15	5,914
MoonLake Immunotherapeutics AG - Class A (a) (b)	39	1,706
Natera, Inc. (a)	158	17,093
National Research Corporation	106	2,433
Neurocrine Biosciences, Inc. (a)	23	3,110
Nuvalent, Inc. - Class A (a)	11	838
Olema Pharmaceuticals Inc. (a)	51	547
Opthea Limited - ADR (a)	74	142
Option Care Health, Inc. (a)	97	2,695
Orthopediatrics Corp. (a)	290	8,345
Phreesia, Inc. (a)	107	2,276
Pliant Therapeutics, Inc. (a)	103	1,112
Procept Biorobotics Corporation (a)	16	971
Prothena Corporation Public Limited Company (a)	41	845
Pulmonx Corporation (a)	65	414
Quanterix Corporation (a)	285	3,770
RadNet, Inc. (a)	66	3,877
Repligen Corporation (a)	60	7,601
Revance Therapeutics, Inc. (a) (b)	170	437
Revolution Medicines, Inc. (a)	33	1,292
Rocket Pharmaceuticals, Inc. (a)	175	3,762
RxSight, Inc. (a)	14	848
Sarepta Therapeutics, Inc. (a)	21	3,271
Sgry, LLC (a)	424	10,069
SI-BONE, Inc. (a)	579	7,487
Silk Road Medical, Inc. (a)	210	5,691
Springworks Therapeutics, Inc. (a)	112	4,219
Stevanato Group Societa' Per Azioni (b)	264	4,844
Stoke Therapeutics, Inc. (a)	93	1,254
Syndax Pharmaceuticals, Inc. (a)	64	1,324
Tandem Diabetes Care, Inc. (a)	58	2,334
The Ensign Group, Inc.	43	5,372
TransMedics Group, Inc. (a)	45	6,749
Twist Bioscience Corporation (a)	21	1,032
U. S. Physical Therapy, Inc.	55	5,052
Ultragenyx Pharmaceutical Inc. (a)	80	3,269
Vaxcyte, Inc. (a)	123	9,296
Veracyte, Inc. (a)	284	6,155
Vericel Corporation (a)	54	2,489
Viking Therapeutics, Inc. (a)	100	5,303
West Pharmaceutical Services, Inc.	53	17,313
Xenon Pharmaceuticals Inc. (a)	54	2,091
		400,911
Financials 12.1%
Euronet Worldwide, Inc. (a)	118	12,288
Evercore Inc. - Class A	66	13,715
FactSet Research Systems Inc.	42	17,333
FirstCash, Inc.	44	4,572
Flywire Corporation (a)	152	2,499
Goosehead Insurance, Inc. - Class A (a)	132	7,609
Hamilton Lane Incorporated - Class A	45	5,617
Houlihan Lokey, Inc. - Class A	40	5,407
Jack Henry & Associates, Inc.	70	11,643
Kinsale Capital Group, Inc.	28	10,932
LPL Financial Holdings Inc.	23	6,558
Marex Group PLC (a)	101	2,016
Moelis & Company - Class A	212	12,049
Morningstar, Inc.	50	14,802
Palomar Holdings, Inc. (a)	11	921
Payoneer Global Inc. (a)	569	3,155
Primerica, Inc.	41	9,581
Ryan Specialty Group Holdings, Inc. - Class A	709	41,073
Selective Insurance Group, Inc.	25	2,328
ServisFirst Bancshares, Inc.	134	8,477
Shift4 Payments, LLC - Class A (a) (b)	333	24,411
SoFi Technologies, Inc. (a) (b)	151	997
StepStone Group Inc. - Class A	230	10,555
The Bancorp, Inc. (a)	54	2,040
Toast, Inc. - Class A (a)	147	3,784
Triumph Financial, Inc. (a)	106	8,656
Victory Capital Holdings, Inc. - Class A	108	5,164
Walker & Dunlop, Inc.	30	2,913
Western Alliance Bancorporation	131	8,222
Wex, Inc. (a)	61	10,733
Wintrust Financial Corporation	26	2,564
WisdomTree, Inc.	153	1,513
		274,127
Consumer Discretionary 9.5%
American Eagle Outfitters, Inc.	295	5,893
Boot Barn Holdings, Inc. (a)	115	14,925
Bright Horizons Family Solutions, Inc. (a)	49	5,340
Brunello Cucinelli S.p.A.	47	4,689
Caesars Entertainment, Inc. (a)	245	9,726
Churchill Downs Incorporated	36	5,057
DK Crown Holdings Inc. - Class A (a)	169	6,463
Dream Finders Homes, Inc. - Class A (a)	172	4,452
First Watch Restaurant Group, Inc. (a) (b)	389	6,833
Five Below, Inc. (a)	57	6,176
Floor & Decor Holdings, Inc. - Class A (a)	60	5,925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Fox Factory Holding Corp. (a)	180	8,660
Genius Sports Limited (a)	946	5,158
Gentherm Incorporated (a)	96	4,739
Holley Inc. (a)	480	1,717
Kura Sushi USA, Inc. (a)	19	1,185
Life Time Group Holdings, Inc. (a)	166	3,127
Lovesac Company, The (a)	54	1,224
MGM Resorts International (a)	127	5,641
Modine Manufacturing Company (a)	62	6,149
Ollie's Bargain Outlet Holdings, Inc. (a)	243	23,845
Planet Fitness, Inc. - Class A (a)	128	9,441
Pool Corporation	13	3,892
Portillo's Inc. - Class A (a)	149	1,444
Revolve Group Inc. - Class A (a) (b)	238	3,782
RH (a)	17	4,217
SharkNinja, Inc.	6	443
Skechers U.S.A., Inc. - Class A (a)	73	5,032
Skyline Champion Corporation (a)	86	5,828
Smith Douglas Homes Corp. - Class A (a)	61	1,419
Sonos, Inc. (a)	107	1,577
Sweetgreen, Inc. - Class A (a)	64	1,950
Texas Roadhouse, Inc. - Class A	118	20,213
Topgolf Callaway Brands Corp. (a)	267	4,082
Udemy, Inc. (a)	58	503
Under Armour, Inc. - Class C (a)	313	2,043
Universal Technical Institute, Inc. (a)	61	963
Watches of Switzerland Group PLC (a)	382	1,992
Wayfair Inc. - Class A (a)	17	886
Wingstop Inc.	6	2,342
Wynn Resorts, Limited	83	7,432
		216,405
Communication Services 4.4%
Auto Trader Group PLC	1,280	12,892
Cogent Communications Holdings, Inc.	35	1,990
EverQuote, Inc. - Class A (a)	69	1,434
IAC Inc. (a)	158	7,402
Liberty Media Corporation - Series A (a)	62	3,980
Liberty Media Corporation - Series C (a)	136	5,191
Magnite, Inc. (a)	1,403	18,645
Mediaalpha, Inc. - Class A (a)	203	2,677
Reddit, Inc. - Class A (a)	94	6,017
Rightmove PLC	2,199	14,852
Rightmove PLC - ADR (b)	648	8,898
TKO Group Holdings Inc. - Class A	51	5,543
Vivid Seats Inc. - Class A (a)	1,681	9,663
		99,184
Consumer Staples 3.6%
Bellring Intermediate Holdings, Inc. (a)	58	3,321
Casey's General Stores, Inc.	33	12,610
Freshpet, Inc. (a)	121	15,598
Kiniksa Pharmaceuticals International, PLC - Class A (a)	112	2,088
Lamb Weston Holdings, Inc.	124	10,464
Oddity Tech Ltd - Class A (a) (b)	83	3,243
Performance Food Group Company (a)	136	9,021
PriceSmart, Inc.	23	1,888
Sprouts Farmers Market, Inc. (a)	28	2,384
SunOpta Inc. (a)	858	4,634
The Chefs' Warehouse, Inc. (a)	151	5,896
The Honest Company, Inc. (a)	189	552
The Vita Coco Company, Inc. (a)	266	7,427
UTZ Brands, Inc. - Class A	92	1,526
		80,652
Energy 1.6%
Cactus, Inc. - Class A	62	3,263
Matador Resources Company	281	16,748
Newpark Resources, Inc. (a)	117	974
Range Resources Corporation	79	2,643
TechnipFMC PLC	194	5,069
Tidewater Inc. (a)	18	1,739
Weatherford International Public Limited Company (a)	41	5,005
		35,441
Materials 1.5%
Arcadium Lithium PLC (a)	378	1,270
Avient Corporation	238	10,409
Carpenter Technology Corporation	84	9,227
Innospec Inc.	28	3,504
Knife River Corporation (a)	21	1,498
Materion Corporation	66	7,114
Summit Materials, Inc. - Class A (a)	42	1,538
		34,560
Real Estate 1.0%
Compass, Inc. - Class A (a)	411	1,479
CoStar Group, Inc. (a)	36	2,683
EastGroup Properties, Inc.	47	8,008
Rexford Industrial Realty, Inc.	138	6,144
Terreno Realty Corporation	63	3,721
The Real Brokerage Inc. (a) (b)	355	1,441
		23,476
Total Common Stocks (cost $2,017,451)		2,204,873
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	62,960	62,960
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	3,370	3,370
Total Short Term Investments (cost $66,330)		66,330
Total Investments 99.9% (cost $2,083,781)		2,271,208
Other Assets and Liabilities, Net 0.1%		3,398
Total Net Assets 100.0%		2,274,606

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	36,797	489,381	463,218	1,687	—	—	62,960	2.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.31% - Class SL	13,904	150,919	161,453	292	—	—	3,370	0.1
	50,701	640,300	624,671	1,979	—	—	66,330	2.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,170,448	34,425	—	2,204,873
Rights	—	—	5	5
Short Term Investments	66,330	—	—	66,330
	2,236,778	34,425	5	2,271,208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.9%
Industrials 25.1%
ACV Auctions Inc. - Class A (a)	376	6,856
Air Lease Corporation - Class A	569	27,052
Air Transport Services Group, Inc. (a)	491	6,807
Alight, Inc. - Class A (a)	667	4,926
American Woodmark Corporation (a)	212	16,631
APi Group Corp (a)	608	22,903
Argan, Inc.	45	3,296
Armstrong World Industries, Inc.	113	12,830
Atkore Inc.	72	9,726
Beacon Roofing Supply, Inc. (a)	124	11,207
Brady Corporation - Class A	15	1,023
BrightView Holdings, Inc. (a)	341	4,531
Clarivate PLC (a)	598	3,403
CoreCivic, Inc. (a)	536	6,953
CSW Industrials, Inc.	35	9,372
Dun & Bradstreet Holdings, Inc.	486	4,497
Enerpac Tool Group Corp. - Class A	234	8,916
ESAB Corporation	78	7,354
Gates Industrial Corporation PLC (a)	449	7,096
GMS Inc. (a)	95	7,677
Gorman- Rupp Company, The	114	4,191
GXO Logistics Inc. (a)	205	10,343
Hayward Holdings, Inc. (a)	822	10,104
Hillman Solutions Corp. - Class A (a)	2,925	25,883
Huron Consulting Group Inc. (a)	57	5,642
Insperity, Inc.	167	15,242
Janus International Group, Inc. (a)	576	7,270
JELD-WEN Holding, Inc. (a)	271	3,646
Landstar System, Inc.	62	11,483
Maximus, Inc.	69	5,917
McGrath RentCorp	15	1,626
MDU Resources Group, Inc.	107	2,684
Mine Safety Appliances Company, LLC	20	3,820
Moog Inc. - Class A	25	4,197
MSC Industrial Direct Co., Inc. - Class A	17	1,384
Mueller Industries, Inc.	152	8,674
MYR Group Inc. (a)	32	4,302
Openlane, Inc. (a)	257	4,259
Rush Enterprises, Inc. - Class A	178	7,471
Steelcase Inc. - Class A	650	8,418
Tecnoglass Inc. (b)	136	6,844
The AZEK Company Inc. - Class A (a)	214	9,003
Trinet Group, Inc.	84	8,418
U-Haul Holding Company - Series N	240	14,412
Unifirst Corporation	108	18,594
Viad Corp (a)	70	2,393
Vm Consolidated, Inc. - Class A (a)	824	22,413
Werner Enterprises, Inc.	110	3,927
WESCO International, Inc.	33	5,287
WillScot Mobile Mini Holdings Corp. - Class A (a)	145	5,460
Woodward, Inc.	73	12,742
		439,105
Financials 19.2%
1st Source Corporation	31	1,665
Assured Guaranty Ltd.	171	13,193
AXIS Capital Holdings Limited	108	7,635
Bank of Hawaii Corporation	37	2,101
Bank OZK	48	1,952
BankUnited, Inc.	154	4,497
Brookline Bancorp, Inc.	195	1,626
Cannae Holdings, Inc.	408	7,409
Cathay General Bancorp	116	4,389
CNA Financial Corporation	86	3,941
CNO Financial Group, Inc.	117	3,237
Columbia Banking System, Inc.	385	7,654
Commerce Bancshares, Inc.	190	10,582
Enstar Group Limited (a)	52	15,833
Essent Group Ltd.	205	11,543
Euronet Worldwide, Inc. (a)	109	11,282
EVERTEC, Inc.	124	4,113
F.N.B. Corporation	128	1,757
Federated Hermes, Inc. - Class B	39	1,298
First American Financial Corporation	190	10,245
First Citizens BancShares, Inc. - Class A	11	18,264
First Hawaiian, Inc.	449	9,323
Genworth Financial, Inc. - Class A (a)	1,216	7,344
Glacier Bancorp, Inc.	349	13,022
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	902
Hanover Insurance Group Inc, The	22	2,778
International Bancshares Corporation	116	6,648
LendingTree, Inc. (a)	15	625
LPL Financial Holdings Inc.	12	3,356
Marqeta, Inc. - Class A (a)	560	3,072
NMI Holdings, Inc. - Class A (a)	119	4,042
P10, Inc. - Class A	447	3,793
Radian Group Inc.	112	3,492
RenaissanceRe Holdings Ltd	40	8,892
Sandy Spring Bancorp, Inc.	142	3,450
Stewart Information Services Corporation	122	7,582
The Bancorp, Inc. (a)	168	6,360
UMB Financial Corporation	92	7,657
Virtu Financial, Inc. - Class A	264	5,936
Virtus Investment Partners, Inc.	50	11,185
WAFD, Inc.	166	4,741
Western Alliance Bancorporation	160	10,076
Wex, Inc. (a)	52	9,284
White Mountains Insurance Group Ltd	15	27,598
Wintrust Financial Corporation	217	21,423
WSFS Financial Corporation	204	9,603
		336,400
Consumer Discretionary 14.4%
Advance Auto Parts, Inc.	33	2,115
American Eagle Outfitters, Inc.	473	9,441
America's Car Mart, Inc. (a)	101	6,103
Boot Barn Holdings, Inc. (a)	9	1,127
Carter's, Inc.	92	5,728
Dorman Products, Inc. (a)	125	11,475
Dream Finders Homes, Inc. - Class A (a)	299	7,731
Frontdoor, Inc. (a)	451	15,227
Gentex Corporation	410	13,799
Grand Canyon Education, Inc. (a)	58	8,080
Group 1 Automotive, Inc.	21	6,229
Hanesbrands Inc. (a)	937	4,620
Hasbro, Inc.	96	5,613
Helen of Troy Limited (a)	101	9,405
LCI Industries	41	4,235
Les Vetements de Sport Gildan Inc. - Class A	383	14,523
LGI Homes, Inc. (a)	29	2,607
Lithia Motors, Inc. - Class A	25	6,255
LKQ Corporation	270	11,217
M/I Homes, Inc. (a)	36	4,401
Malibu Boats, Inc. - Class A (a)	215	7,534
Modine Manufacturing Company (a)	168	16,836
Murphy USA Inc.	24	11,090
Ollie's Bargain Outlet Holdings, Inc. (a)	87	8,556
Papa John's International, Inc.	76	3,578
Patrick Industries, Inc.	71	7,685
Polaris Inc.	42	3,262
Stoneridge, Inc. (a)	327	5,222
Thor Industries, Inc.	49	4,536
Wingstop Inc.	7	2,812
Winmark Corporation	7	2,550
Winnebago Industries, Inc.	228	12,335
Wyndham Hotels & Resorts, Inc.	126	9,315
YETI Holdings, Inc. (a)	188	7,181
		252,423
Health Care 10.7%
Acadia Healthcare Company, Inc. (a)	80	5,378
AdaptHealth LLC - Class A (a)	823	8,230
Addus HomeCare Corporation (a)	207	24,090
Alphatec Holdings, Inc. (a)	103	1,077
AMN Healthcare Services, Inc. (a)	222	11,363
Arcellx Inc. (a)	18	987
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bausch + Lomb Corporation (a) (b)	156	2,263
CONMED Corporation	124	8,594
CRISPR Therapeutics AG (a) (b)	50	2,709
Cross Country Healthcare, Inc. (a)	259	3,582
Dentsply Sirona Inc.	348	8,668
DocGo Inc. (a) (b)	1,180	3,647
Dynavax Technologies Corporation (a)	165	1,851
Editas Medicine, Inc. (a)	71	332
Embecta Corp.	209	2,609
Encompass Health Corporation	94	8,097
Envista Holdings Corporation (a)	132	2,203
Evolent Health, Inc. - Class A (a)	84	1,604
ICU Medical, Inc. (a)	103	12,243
Inspire Medical Systems, Inc. (a)	3	441
Integer Holdings Corporation (a)	67	7,807
Integra LifeSciences Holdings Corporation (a)	253	7,367
Lantheus Holdings, Inc. (a)	238	19,111
Pacira Pharmaceuticals, Inc. (a)	70	1,996
Patterson Companies, Inc.	125	3,007
Perrigo Company Public Limited Company	290	7,459
Relay Therapeutics, Inc. (a)	116	756
Tango Therapeutics, Inc. (a) (b)	165	1,411
The Ensign Group, Inc.	111	13,690
UFP Technologies, Inc. (a)	13	3,447
Varex Imaging Corporation (a)	402	5,921
Vericel Corporation (a)	104	4,773
Zynex, Inc. (a) (b)	93	867
		187,580
Information Technology 8.8%
ACI Worldwide, Inc. (a)	663	26,227
Arrow Electronics, Inc. (a)	90	10,902
ASGN Incorporated (a)	103	9,082
Axcelis Technologies, Inc. (a)	82	11,660
Coherent Corp. (a)	57	4,124
ePlus inc. (a)	269	19,802
Formfactor, Inc. (a)	106	6,416
Kulicke and Soffa Industries, Inc.	107	5,258
MeridianLink, Inc. (a)	528	11,288
MKS Instruments, Inc.	30	3,879
Napco Security Technologies, Inc.	113	5,896
NCR Voyix Corporation (a)	233	2,872
PAR Technology Corporation (a) (b)	170	7,995
Plexus Corp. (a)	13	1,317
Silicon Motion, Inc. - ADR	154	12,472
TD SYNNEX Corporation	86	9,867
Vontier Corporation	147	5,620
		154,677
Consumer Staples 5.5%
BJ's Wholesale Club Holdings, Inc. (a)	165	14,534
Cal-Maine Foods, Inc.	67	4,079
Central Garden & Pet Company - Class A (a)	142	4,681
Flowers Foods, Inc.	394	8,749
Grocery Outlet Holding Corp. (a)	489	10,810
Ingles Markets, Incorporated - Class A	44	3,040
Ingredion Incorporated	54	6,173
Inter Parfums, Inc.	77	8,969
Lancaster Colony Corporation	44	8,297
Molson Coors Beverage Company - Class B	135	6,852
Nomad Foods Limited	239	3,941
Simply Good Foods Company, The (a)	136	4,931
Sprouts Farmers Market, Inc. (a)	127	10,625
		95,681
Real Estate 3.9%
Alexander & Baldwin, Inc.	455	7,723
Apple Hospitality REIT, Inc.	294	4,280
Brandywine Realty Trust	517	2,315
Cushman & Wakefield PLC (a)	1,106	11,503
Getty Realty Corp.	110	2,936
Highwoods Properties, Inc.	103	2,704
Independence Realty Trust, Inc.	103	1,935
Marcus & Millichap Company	332	10,459
Newmark Group, Inc. - Class A	186	1,901
PotlatchDeltic Corporation	119	4,689
Ryman Hospitality Properties, Inc.	67	6,695
STAG Industrial, Inc.	158	5,689
Terreno Realty Corporation	87	5,120
		67,949
Energy 3.7%
ChampionX Corporation	49	1,615
CNX Resources Corporation (a)	196	4,759
CVR Energy, Inc.	62	1,665
Delek US Holdings, Inc.	181	4,484
DHT Holdings, Inc.	320	3,700
DMC Global Inc. (a)	364	5,255
HF Sinclair Corporation	73	3,867
Matador Resources Company	84	4,987
New Atlas Holdco Inc.	267	5,323
Ovintiv Canada ULC	33	1,554
Permian Resources Corporation - Class A	480	7,757
Range Resources Corporation	193	6,469
SM Energy Company	173	7,463
Talos Energy Inc. (a)	279	3,394
World Kinect Corporation	92	2,361
		64,653
Materials 3.5%
Ashland Inc.	114	10,800
Century Aluminum Company (a)	157	2,632
Commercial Metals Company	49	2,673
Element Solutions Inc.	960	26,044
Hecla Mining Company	596	2,892
Knife River Corporation (a)	42	2,957
Summit Materials, Inc. - Class A (a)	230	8,428
TriMas Corporation	75	1,912
Warrior Met Coal, Inc.	47	2,955
		61,293
Utilities 2.6%
ALLETE, Inc.	39	2,416
Avista Corporation	63	2,172
Black Hills Corporation	71	3,850
Clearway Energy, Inc. - Class C	135	3,336
IDACORP, Inc.	15	1,417
NorthWestern Corporation	119	5,955
PNM Resources, Inc.	143	5,290
Portland General Electric Company	95	4,129
Southwest Gas Holdings, Inc.	79	5,532
Spire Inc.	48	2,888
Talen Energy Corporation (a)	34	3,731
Vistra Corp.	49	4,188
		44,904
Communication Services 0.5%
Telephone and Data Systems, Inc.	142	2,948
TripAdvisor, Inc. (a)	157	2,795
Yelp Inc. (a)	92	3,406
		9,149
Total Common Stocks (cost $1,537,221)		1,713,814
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp. (b)	188	3,704
Total Investment Companies (cost $4,134)		3,704
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	32,360	32,360
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	5,808	5,808
Total Short Term Investments (cost $38,168)		38,168
Total Investments 100.3% (cost $1,579,523)		1,755,686
Other Assets and Liabilities, Net (0.3)%		(5,332)
Total Net Assets 100.0%		1,750,354

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	36,384	203,386	207,410	1,178	—	—	32,360	1.9
JNL Government Money Market Fund, 5.31% - Class SL	2,204	83,073	79,469	108	—	—	5,808	0.3
	38,588	286,459	286,879	1,286	—	—	38,168	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,713,814	—	—	1,713,814
Investment Companies	3,704	—	—	3,704
Short Term Investments	38,168	—	—	38,168
	1,755,686	—	—	1,755,686

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 99.2%
Information Technology 35.8%
Advanced Micro Devices, Inc. (a)	88	14,315
Apple Inc.	77	16,275
AppLovin Corporation - Class A (a)	267	22,215
Arista Networks, Inc. (a)	45	15,891
Broadcom Inc.	12	18,950
Datadog, Inc. - Class A (a)	67	8,732
Entegris, Inc.	64	8,619
Gartner, Inc. (a)	18	8,053
Microsoft Corporation	100	44,918
Monday.Com Ltd. (a)	43	10,380
NVIDIA Corporation	434	53,557
Qualcomm Incorporated	58	11,549
Synopsys, Inc. (a)	22	12,952
		246,406
Health Care 13.9%
Eli Lilly and Company	45	40,128
Illumina, Inc. (a)	53	5,522
McKesson Corporation	32	18,462
Novo Nordisk A/S - ADR	125	17,904
UnitedHealth Group Incorporated	27	13,506
		95,522
Communication Services 8.9%
Alphabet Inc. - Class C	56	10,314
Meta Platforms, Inc. - Class A	80	40,426
Netflix, Inc. (a)	16	10,813
		61,553
Industrials 8.8%
Booz Allen Hamilton Holding Corporation - Class A	91	14,006
Canadian Pacific Kansas City Limited	97	7,656
GE Vernova Inc. (a)	24	4,047
General Electric Company	101	16,129
Saia, Inc. (a)	13	6,118
Tetra Tech, Inc.	62	12,633
		60,589
Consumer Staples 8.4%
Coca-Cola Company, The	252	16,056
Freshpet, Inc. (a)	77	9,928
Philip Morris International Inc.	153	15,554
Procter & Gamble Company, The	29	4,753
Walmart Inc.	167	11,333
		57,624
Financials 8.3%
Arthur J. Gallagher & Co.	45	11,557
LPL Financial Holdings Inc.	45	12,512
Reinsurance Group of America, Incorporated	42	8,719
Visa Inc. - Class A	93	24,649
		57,437
Consumer Discretionary 7.9%
Amazon.com, Inc. (a)	248	47,804
Floor & Decor Holdings, Inc. - Class A (a)	65	6,497
		54,301
Utilities 4.2%
American Electric Power Company, Inc.	77	6,775
Duke Energy Corporation	80	8,044
NextEra Energy, Inc.	104	7,377
The Southern Company	86	6,641
		28,837
Energy 2.2%
Canadian Natural Resources Limited	230	8,185
Shell PLC - Class A - ADR	101	7,301
		15,486
Materials 0.8%
Corteva, Inc.	107	5,747
Total Common Stocks (cost $574,977)		683,502
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	3,357	3,357
Total Short Term Investments (cost $3,357)		3,357
Total Investments 99.7% (cost $578,334)		686,859
Other Assets and Liabilities, Net 0.3%		2,205
Total Net Assets 100.0%		689,064

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	11,007	406,513	414,163	349	—	—	3,357	0.5
JNL Government Money Market Fund, 5.31% - Class SL	5,390	26,273	31,663	46	—	—	—	—
	16,397	432,786	445,826	395	—	—	3,357	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	683,502	—	—	683,502
Short Term Investments	3,357	—	—	3,357
	686,859	—	—	686,859

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.5%
Information Technology 32.0%
Accenture Public Limited Company - Class A	6	1,852
Adobe Inc. (a)	4	2,422
Advanced Micro Devices, Inc. (a)	16	2,552
Akamai Technologies, Inc. (a)	1	127
Amphenol Corporation - Class A	12	781
Analog Devices, Inc.	5	1,102
ANSYS, Inc. (a)	1	268
Apple Inc.	140	29,541
Applied Materials, Inc.	8	1,911
Arista Networks, Inc. (a)	2	860
Autodesk, Inc. (a)	2	512
Broadcom Inc.	4	6,806
Cadence Design Systems, Inc. (a)	3	816
CDW Corp.	1	291
Cisco Systems, Inc.	40	1,879
Cognizant Technology Solutions Corporation - Class A	5	326
Corning Incorporated	8	298
CrowdStrike Holdings, Inc. - Class A (a)	2	860
Enphase Energy, Inc. (a)	1	135
EPAM Systems, Inc. (a)	1	109
F5, Inc. (a)	1	100
Fair Isaac Corporation (a)	—	362
First Solar, Inc. (a)	1	239
Fortinet, Inc. (a)	6	379
Gartner, Inc. (a)	1	343
Gen Digital Inc.	6	137
GoDaddy Inc. - Class A (a)	1	192
Hewlett Packard Enterprise Company	12	263
HP, Inc.	9	302
Intel Corporation	41	1,275
International Business Machines Corporation	9	1,541
Intuit Inc.	3	1,791
Jabil Inc.	1	128
Juniper Networks, Inc.	3	116
Keysight Technologies, Inc. (a)	2	235
KLA Corporation	1	1,086
Lam Research Corporation	1	1,359
Microchip Technology Incorporated	5	486
Micron Technology, Inc.	11	1,414
Microsoft Corporation	72	32,316
Monolithic Power Systems, Inc.	—	381
Motorola Solutions, Inc.	2	624
NetApp, Inc.	2	261
NVIDIA Corporation	239	29,570
NXP Semiconductors N.V.	3	677
On Semiconductor Corporation (a)	4	285
Oracle Corporation	16	2,192
Palo Alto Networks, Inc. (a)	3	1,040
PTC Inc. (a)	1	213
Qorvo, Inc. (a)	1	105
Qualcomm Incorporated	11	2,164
Roper Technologies, Inc.	1	591
Salesforce, Inc.	9	2,423
Seagate Technology Holdings Public Limited Company	2	203
ServiceNow, Inc. (a)	2	1,570
Skyworks Solutions, Inc.	2	169
Super Micro Computer, Inc. (a)	—	395
Synopsys, Inc. (a)	2	884
TE Connectivity Ltd. (b)	3	448
Teledyne Technologies Incorporated (a)	—	182
Teradyne, Inc.	2	223
Texas Instruments Incorporated	9	1,722
Trimble Inc. (a)	2	136
Tyler Technologies, Inc. (a)	—	204
VeriSign, Inc. (a)	1	159
Western Digital Corporation (a)	3	242
Zebra Technologies Corporation - Class A (a)	1	151
		144,726
Financials 12.2%
AFLAC Incorporated	5	455
Allstate Corporation, The	3	410
American Express Company	6	1,289
American International Group, Inc.	6	479
Ameriprise Financial, Inc.	1	414
AON Public Limited Company - Class A	2	621
Arch Capital Group Ltd. (a)	4	362
Arthur J. Gallagher & Co.	2	547
Assurant, Inc.	1	83
Bank of America Corporation	66	2,633
Berkshire Hathaway Inc. - Class B (a)	18	7,166
BlackRock, Inc.	1	1,072
Blackstone Inc. - Class A	7	867
Brown & Brown, Inc.	2	207
Capital One Financial Corporation	4	508
Cboe Global Markets, Inc.	1	180
Chubb Limited	4	1,006
Cincinnati Financial Corporation	2	186
Citigroup Inc.	19	1,176
Citizens Financial Group, Inc.	4	160
CME Group Inc. - Class A	4	692
Corpay Inc (a)	1	188
Discover Financial Services	2	316
Everest Group, Ltd.	—	156
FactSet Research Systems Inc.	—	153
Fidelity National Information Services, Inc.	5	408
Fifth Third Bancorp	7	243
Fiserv, Inc. (a)	6	848
Franklin Resources, Inc.	3	62
Global Payments Inc.	2	240
Globe Life Inc.	1	68
Goldman Sachs Group Inc, The	3	1,419
Hartford Financial Services Group, Inc. , The	3	293
Huntington Bancshares Incorporated	14	184
Intercontinental Exchange, Inc.	6	764
Invesco Ltd.	4	66
Jack Henry & Associates, Inc.	1	125
JPMorgan Chase & Co.	28	5,652
KeyCorp	9	133
KKR & Co. Inc. - Class A	6	682
Loews Corporation	2	138
M&T Bank Corporation	2	242
MarketAxess Holdings Inc.	—	78
Marsh & Mclennan Companies, Inc.	5	1,009
MasterCard Incorporated - Class A	8	3,524
MetLife, Inc.	6	408
Moody's Corporation	2	640
Morgan Stanley	12	1,185
MSCI Inc. - Class A	1	377
Nasdaq, Inc.	4	219
Northern Trust Corporation	2	171
PayPal Holdings, Inc. (a)	10	591
Principal Financial Group, Inc.	2	169
Prudential Financial, Inc.	4	416
Raymond James Financial, Inc.	2	230
Regions Financial Corporation	9	186
S&P Global Inc.	3	1,395
State Street Corporation	3	212
Synchrony Financial	4	192
T. Rowe Price Group, Inc.	2	246
The Bank of New York Mellon Corporation (c)	7	447
The Charles Schwab Corporation	15	1,068
The PNC Financial Services Group, Inc.	4	602
The Progressive Corporation	6	1,184
Travelers Companies, Inc. , The	2	453
Truist Financial Corporation	13	507
U.S. Bancorp	15	594
Visa Inc. - Class A	15	4,020
W. R. Berkley Corporation	2	149
Wells Fargo & Company	34	2,015
Willis Towers Watson Public Limited Company	1	254
		55,434

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Health Care 11.6%
Abbott Laboratories	17	1,756
AbbVie Inc.	17	2,948
Agilent Technologies, Inc.	3	363
Align Technology, Inc. (a)	1	172
Amgen Inc.	5	1,627
Baxter International Inc.	5	164
Becton, Dickinson and Company	3	659
Biogen Inc. (a)	1	326
Bio-Rad Laboratories, Inc. - Class A (a)	—	54
Bio-Techne Corporation	1	106
Boston Scientific Corporation (a)	14	1,098
Bristol-Myers Squibb Company	20	823
Cardinal Health, Inc.	2	238
Catalent, Inc. (a)	2	94
Cencora, Inc.	2	361
Centene Corporation (a)	5	340
Charles River Laboratories International, Inc. (a)	1	104
CVS Health Corporation	12	724
Danaher Corporation	6	1,600
DaVita Inc. (a)	—	66
DexCom, Inc. (a)	4	427
Edwards Lifesciences Corporation (a)	6	547
Elevance Health, Inc.	2	1,226
Eli Lilly and Company	8	7,028
GE HealthCare Technologies Inc.	4	316
Gilead Sciences, Inc.	12	835
HCA Healthcare, Inc.	2	613
Henry Schein, Inc. (a)	1	82
Hologic, Inc. (a)	2	164
Humana Inc.	1	447
IDEXX Laboratories, Inc. (a)	1	388
Incyte Corporation (a)	2	117
Insulet Corporation (a)	1	144
Intuitive Surgical, Inc. (a)	3	1,526
IQVIA Holdings Inc (a)	2	380
Johnson & Johnson	23	3,425
Labcorp Holdings Inc.	1	173
McKesson Corporation	1	737
Medtronic, Inc.	13	1,019
Merck & Co., Inc.	25	3,054
Mettler-Toledo International Inc. (a)	—	293
Moderna, Inc. (a)	3	379
Molina Healthcare, Inc. (a)	1	163
Pfizer Inc.	55	1,538
Quest Diagnostics Incorporated	1	154
Regeneron Pharmaceuticals, Inc. (a)	1	1,080
ResMed Inc.	1	276
Revvity, Inc.	1	130
Solventum Corporation (a)	1	68
Steris Public Limited Company	1	215
Stryker Corporation	3	1,120
Teleflex Incorporated	—	96
The Cigna Group	3	914
The Cooper Companies, Inc.	2	166
Thermo Fisher Scientific Inc.	4	2,054
UnitedHealth Group Incorporated	9	4,561
Universal Health Services, Inc. - Class B	1	115
Vertex Pharmaceuticals Incorporated (a)	3	1,176
Viatris Inc.	11	120
Waters Corporation (a)	1	170
West Pharmaceutical Services, Inc.	1	241
Zimmer Biomet Holdings, Inc.	2	217
Zoetis Inc. - Class A	5	782
		52,299
Consumer Discretionary 9.8%
Airbnb, Inc. - Class A (a)	4	643
Amazon.com, Inc. (a)	89	17,197
Aptiv PLC (a)	3	183
AutoZone, Inc. (a)	—	501
Bath & Body Works, Inc.	2	91
Best Buy Co., Inc.	2	159
Booking Holdings Inc.	—	1,307
BorgWarner Inc.	2	73
Caesars Entertainment, Inc. (a)	2	77
CarMax, Inc. (a)	1	107
Carnival Corporation (a)	9	176
Chipotle Mexican Grill, Inc. (a)	13	839
D.R. Horton, Inc.	3	408
Darden Restaurants, Inc.	1	170
Deckers Outdoor Corporation (a)	—	247
Domino's Pizza, Inc.	—	175
eBay Inc.	5	267
ETSY, Inc. (a)	1	75
Expedia Group, Inc. (a)	1	160
Ford Motor Company	38	473
Garmin Ltd.	2	245
General Motors Company	11	527
Genuine Parts Company	1	184
Hasbro, Inc.	1	72
Hilton Worldwide Holdings Inc.	2	533
Home Depot, Inc. , The	10	3,319
Las Vegas Sands Corp.	4	165
Lennar Corporation - Class A	2	361
LKQ Corporation	3	104
Lowe`s Companies, Inc.	6	1,234
Lululemon Athletica Inc. (a)	1	331
Marriott International, Inc. - Class A	2	565
McDonald's Corporation	7	1,799
MGM Resorts International (a)	3	113
Mohawk Industries, Inc. (a)	1	64
NIKE, Inc. - Class B	12	893
Norwegian Cruise Line Holdings Ltd. (a)	4	83
NVR, Inc. (a)	—	228
O'Reilly Automotive, Inc. (a)	1	605
Pool Corporation	—	120
PulteGroup, Inc.	2	221
Ralph Lauren Corporation - Class A	—	65
Ross Stores, Inc.	3	474
Royal Caribbean Cruises Ltd. (a)	2	364
Starbucks Corporation	11	858
Tapestry, Inc.	2	97
Tesla Inc. (a)	27	5,338
TJX Companies, Inc., The	11	1,208
Tractor Supply Company	1	283
Ulta Beauty, Inc. (a)	—	177
Wynn Resorts, Limited	1	83
Yum! Brands, Inc.	3	367
		44,408
Communication Services 9.2%
Alphabet Inc. - Class A	57	10,411
Alphabet Inc. - Class C	48	8,722
AT&T Inc.	70	1,330
Comcast Corporation - Class A	38	1,491
Electronic Arts Inc.	2	330
Former Charter Communications Parent, Inc. - Class A (a)	1	294
Fox Corporation - Class A	2	77
Fox Corporation - Class B	1	36
Live Nation Entertainment, Inc. (a)	1	133
Match Group, Inc. (a)	3	81
Meta Platforms, Inc. - Class A	21	10,752
Netflix, Inc. (a)	4	2,830
News Corporation - Class A	4	101
News Corporation - Class B	1	39
Omnicom Group Inc.	2	171
Paramount Global - Class B	5	49
Take-Two Interactive Software, Inc. (a)	2	244
The Interpublic Group of Companies, Inc.	4	105
T-Mobile US, Inc.	5	896
Verizon Communications Inc.	41	1,688
Walt Disney Company, The	18	1,773
Warner Bros. Discovery, Inc. - Series A (a)	21	157
		41,710
Industrials 8.0%
3M Company	5	550
A. O. Smith Corporation	1	95
Allegion Public Limited Company	1	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
American Airlines Group Inc. (a)	6	73
AMETEK, Inc.	2	379
Automatic Data Processing, Inc.	4	955
Axon Enterprise, Inc. (a)	1	206
Boeing Company, The (a)	6	1,016
Broadridge Financial Solutions, Inc.	1	225
Builders FirstSource, Inc. (a)	1	169
C.H. Robinson Worldwide, Inc.	1	96
Carrier Global Corporation	8	514
Caterpillar Inc.	5	1,585
Cintas Corporation	1	591
Copart, Inc. (a)	9	464
CSX Corporation	19	637
Cummins Inc.	1	366
Dayforce, Inc. (a)	1	73
Deere & Company	3	947
Delta Air Lines, Inc.	6	294
Dover Corporation	1	246
Eaton Corporation Public Limited Company	4	1,219
Emerson Electric Co.	6	613
Equifax Inc.	1	288
Expeditors International of Washington, Inc. - Class A	1	170
Fastenal Company	6	352
FedEx Corporation	2	677
Fortive Corporation	3	251
GE Vernova Inc. (a)	3	454
Generac Holdings Inc. (a)	1	85
General Dynamics Corporation	2	641
General Electric Company	11	1,684
Honeywell International Inc.	6	1,352
Howmet Aerospace Inc.	4	298
Hubbell Incorporated	1	194
Huntington Ingalls Industries, Inc.	—	95
IDEX Corporation	1	144
Illinois Tool Works Inc.	3	627
Ingersoll Rand Inc.	4	362
J.B. Hunt Transport Services, Inc.	1	126
Jacobs Solutions Inc.	1	170
Johnson Controls International Public Limited Company	7	441
L3Harris Technologies, Inc.	2	411
Leidos Holdings, Inc.	1	194
Lockheed Martin Corporation	2	979
Masco Corporation	2	143
Nordson Corporation	1	126
Norfolk Southern Corporation	2	466
Northrop Grumman Corporation	1	599
Old Dominion Freight Line, Inc.	2	311
Otis Worldwide Corporation	4	377
PACCAR Inc	5	528
Parker-Hannifin Corporation	1	634
Paychex, Inc.	3	370
Paycom Software, Inc.	1	70
Pentair Public Limited Company	2	125
Quanta Services, Inc.	1	357
Republic Services, Inc.	2	394
Rockwell Automation, Inc.	1	306
Rollins, Inc.	3	127
RTX Corporation	13	1,297
Snap-on Incorporated	1	139
Southwest Airlines Co.	6	169
Stanley Black & Decker, Inc.	1	114
Textron Inc.	2	169
Trane Technologies Public Limited Company	2	733
TransDigm Group Incorporated	1	685
Uber Technologies, Inc. (a)	20	1,456
Union Pacific Corporation	6	1,343
United Airlines Holdings, Inc. (a)	3	151
United Parcel Service, Inc. - Class B	7	964
United Rentals, Inc.	1	416
Veralto Corporation	2	207
Verisk Analytics, Inc.	1	383
W.W. Grainger, Inc.	—	392
Waste Management, Inc.	4	752
Westinghouse Air Brake Technologies Corporation	2	274
Xylem Inc.	2	312
		36,299
Consumer Staples 5.7%
Altria Group, Inc.	17	761
Archer-Daniels-Midland Company	5	291
Brown-Forman Corporation - Class B	2	72
Bunge Limited	1	143
Campbell Soup Company	2	82
Church & Dwight Co., Inc.	2	245
Coca-Cola Company, The	38	2,411
Colgate-Palmolive Company	8	778
Conagra Brands, Inc.	4	126
Constellation Brands, Inc. - Class A	2	399
Costco Wholesale Corporation	4	3,672
Dollar General Corporation	2	284
Dollar Tree, Inc. (a)	2	212
General Mills, Inc.	6	352
Hormel Foods Corporation	3	86
Kellanova	3	150
Kenvue Inc.	19	339
Keurig Dr Pepper Inc.	10	341
Kimberly-Clark Corporation	3	450
Kraft Foods Group, Inc.	8	251
Lamb Weston Holdings, Inc.	1	118
McCormick & Company, Incorporated	2	174
Molson Coors Beverage Company - Class B	2	92
Mondelez International, Inc. - Class A	13	858
Monster Beverage 1990 Corporation (a)	7	345
PepsiCo, Inc.	13	2,207
Philip Morris International Inc.	15	1,531
Procter & Gamble Company, The	23	3,778
Sysco Corporation	5	344
Target Corporation	5	665
The Clorox Company	1	168
The Estee Lauder Companies Inc. - Class A	2	237
The Hershey Company	1	266
The J. M. Smucker Company	1	108
The Kroger Co.	6	319
Tyson Foods, Inc. - Class A	3	165
Walgreens Boots Alliance, Inc.	7	81
Walmart Inc.	42	2,822
		25,723
Energy 3.6%
Apa Corp.	3	102
Baker Hughes Company - Class A	10	338
Chevron Corporation	17	2,609
ConocoPhillips	11	1,312
Coterra Energy Inc.	7	197
Devon Energy Corporation	6	290
Diamondback Energy, Inc.	2	344
EOG Resources, Inc.	6	717
EQT Corporation	4	154
Exxon Mobil Corporation	44	5,025
Halliburton Company	9	288
Hess Corporation	3	400
Kinder Morgan, Inc.	19	369
Marathon Oil Corporation	6	165
Marathon Petroleum Corporation	3	595
Occidental Petroleum Corporation	6	398
ONEOK, Inc.	6	468
Phillips 66	4	591
Schlumberger Limited	14	659
Targa Resources Corp.	2	273
Valero Energy Corporation	3	499
Williams Companies, Inc., The	12	509
		16,302
Utilities 2.2%
Alliant Energy Corporation	2	121
Ameren Corporation	3	179
American Electric Power Company, Inc.	5	447
American Water Works Company, Inc.	2	246
Atmos Energy Corporation	2	174
CenterPoint Energy, Inc.	6	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
CMS Energy Corporation	3	172
Consolidated Edison, Inc.	3	301
Constellation Energy Group, Inc.	3	624
Dominion Energy, Inc.	8	401
DTE Energy Company	2	221
Duke Energy Corporation	8	756
Edison International	4	263
Entergy Corporation	2	225
Evergy, Inc.	2	115
Eversource Energy	3	193
Exelon Corporation	10	333
FirstEnergy Corp.	5	193
NextEra Energy, Inc.	20	1,414
NiSource Inc.	4	114
NRG Energy, Inc.	2	158
PG&E Corporation	21	363
Pinnacle West Capital Corporation	1	80
PPL Corporation	7	199
Public Service Enterprise Group Incorporated	5	361
Sempra	6	472
The AES Corporation	6	112
The Southern Company	11	824
Vistra Corp.	3	281
WEC Energy Group Inc.	3	237
XCEL Energy Inc.	5	289
		10,053
Materials 2.1%
Air Products and Chemicals, Inc.	2	560
Albemarle Corporation	1	105
Amcor Pty Ltd	14	133
Avery Dennison Corporation	1	178
Ball Corporation	3	183
Celanese Corporation - Class A	1	132
CF Industries Holdings, Inc.	2	134
Corteva, Inc.	7	364
Dow Inc.	7	366
DuPont de Nemours, Inc.	4	321
Eastman Chemical Company	1	109
Ecolab Inc.	2	588
FMC Corporation	1	68
Freeport-McMoRan Inc.	14	678
International Flavors & Fragrances Inc.	3	243
International Paper Company	3	139
Legacy Vulcan Corp.	1	318
Linde Public Limited Company	5	2,053
LyondellBasell Industries N.V. - Class A	3	240
Martin Marietta Materials, Inc.	1	327
Mosaic Company, The	3	99
Newmont Corporation	11	466
Nucor Corporation	2	369
Packaging Corporation of America	1	159
PPG Industries, Inc.	2	289
Steel Dynamics, Inc.	1	185
The Sherwin-Williams Company	2	684
WestRock Company	3	129
		9,619
Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	2	183
American Tower Corporation	5	882
AvalonBay Communities, Inc.	1	289
Boston Properties, Inc.	1	81
Camden Property Trust	1	108
CBRE Group, Inc. - Class A (a)	3	264
CoStar Group, Inc. (a)	4	294
Crown Castle Inc.	4	418
Digital Realty Trust, Inc.	3	478
Equinix, Inc.	1	685
Equity Residential	3	236
Essex Property Trust, Inc.	1	169
Extra Space Storage Inc.	2	319
Federal Realty Investment Trust	1	70
Healthpeak OP, LLC	7	130
Host Hotels & Resorts, Inc.	7	120
Invitation Homes Inc.	6	205
Iron Mountain Incorporated	3	253
Kimco Realty OP, LLC	7	134
Mid-America Apartment Communities, Inc.	1	164
ProLogis Inc.	9	1,010
Public Storage Operating Company	2	444
Realty Income Corporation	8	423
Regency Centers Corporation	2	95
SBA Communications Corporation - Class A	1	205
Simon Property Group, Inc.	3	488
UDR, Inc.	3	127
Ventas, Inc.	4	199
VICI Properties Inc.	10	293
Welltower Inc.	6	606
Weyerhaeuser Company	7	198
		9,570
Total Common Stocks (cost $303,342)		446,143
INVESTMENT COMPANIES 1.1%
iShares Core S&P 500 ETF	9	4,856
Total Investment Companies (cost $4,792)		4,856
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	2,682	2,682
Total Short Term Investments (cost $2,682)		2,682
Total Investments 100.2% (cost $310,816)		453,681
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.2)%		(845)
Total Net Assets 100.0%		452,830

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,676	37,656	36,650	42	—	—	2,682	0.6
JNL Government Money Market Fund, 5.31% - Class SL	32	6,524	6,556	4	—	—	—	—
The Bank of New York Mellon Corporation	366	25	1	6	—	57	447	0.1
	2,074	44,205	43,207	52	—	57	3,129	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/07/18	323	448	0.1

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2024	1,376	(6)	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	446,143	—	—	446,143
Investment Companies	4,856	—	—	4,856
Short Term Investments	2,682	—	—	2,682
	453,681	—	—	453,681
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 98.7%
United States of America 61.7%
Accenture Public Limited Company - Class A	1	411
Adobe Inc. (a)	1	505
AFLAC Incorporated	5	442
Aptiv PLC (a)	5	360
Arista Networks, Inc. (a)	1	387
Becton, Dickinson and Company	2	379
Bentley Systems, Incorporated - Class B	5	222
Bruker Corporation	5	319
Calix, Inc. (a)	7	264
Danaher Corporation	2	402
Deere & Company	1	226
Fair Isaac Corporation (a)	—	493
Flex Ltd. (a)	18	523
GE HealthCare Technologies Inc.	5	425
Hexcel Corporation	5	327
Intuit Inc.	1	459
Keysight Technologies, Inc. (a)	3	363
Microsoft Corporation	2	703
Monolithic Power Systems, Inc.	—	330
NextEra Energy, Inc.	8	550
NVIDIA Corporation	6	719
Palo Alto Networks, Inc. (a)	1	409
Procter & Gamble Company, The	2	387
Steris Public Limited Company	2	378
Tetra Tech, Inc.	2	471
TopBuild Corp. (a)	—	180
Veralto Corporation	5	489
Visa Inc. - Class A (b)	2	604
Waste Management, Inc.	3	623
West Pharmaceutical Services, Inc.	1	240
		12,590
United Kingdom 9.6%
Experian PLC	10	446
Halma Public Limited Company	10	346
London Stock Exchange Group PLC	4	457
Relx PLC	7	311
Unilever PLC	7	406
		1,966
Netherlands 4.7%
ASML Holding N.V.	—	497
NXP Semiconductors N.V.	2	455
		952
Switzerland 3.2%
Alcon AG	4	386
Partners Group Holding AG	—	267
		653
Germany 3.0%
Deutsche Borse Aktiengesellschaft - Class N	1	244
Infineon Technologies AG - Class N	10	364
		608
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	590
Ireland 2.3%
Icon Public Limited Company (a)	1	465
Japan 2.0%
Keyence Corporation	1	416
Brazil 1.9%
NU Holdings Ltd. - Class A (a)	31	395
India 1.7%
Apollo Hospitals Enterprise Limited	5	352
Indonesia 1.6%
PT Bank Mandiri (Persero) Tbk.	863	324
Canada 1.4%
Groupe WSP Global Inc.	2	286
Hong Kong 1.3%
AIA Group Limited	38	256
Norway 0.8%
TOMRA Systems ASA	14	170
Finland 0.6%
Neste Oyj	7	124
Total Common Stocks (cost $17,035)		20,147
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	170	170
Total Short Term Investments (cost $170)		170
Total Investments 99.5% (cost $17,205)		20,317
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.5%		99
Total Net Assets 100.0%		20,415

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	221	3,609	3,660	9	—	—	170	0.8
JNL Government Money Market Fund, 5.31% - Class SL	—	1,387	1,387	—	—	—	—	—
	221	4,996	5,047	9	—	—	170	0.8

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	09/19/24	AUD	552	369	1
BRL/USD	BOA	07/02/24	BRL	1,289	231	(7)
CAD/USD	MSC	08/23/24	CAD	376	275	2
CHF/USD	MSC	08/08/24	CHF	35	39	—
CNY/USD	BOA	07/23/24	CNY	3,617	499	(2)
CNY/USD	CIT	07/23/24	CNY	490	68	—
EUR/USD	ANZ	08/08/24	EUR	508	545	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	07/18/24	HKD	247	32	—
INR/USD	UBS	09/13/24	INR	4,658	56	—
JPY/USD	GSC	08/16/24	JPY	83,525	523	(18)
JPY/USD	MSC	08/16/24	JPY	10,245	64	(2)
JPY/USD	MSC	08/16/24	JPY	22,304	139	—
KRW/USD	MSC	07/18/24	KRW	277,361	202	(2)
KRW/USD	MSC	07/18/24	KRW	72,475	53	—
MXN/USD	MSC	07/25/24	MXN	867	47	(4)
SEK/USD	MSC	07/19/24	SEK	1,131	107	3
SGD/USD	MSC	07/25/24	SGD	72	53	—
USD/BRL	UBS	07/02/24	BRL	(1,289)	(231)	19
USD/BRL	BOA	08/02/24	BRL	(1,289)	(230)	6
USD/BRL	UBS	08/02/24	BRL	(281)	(50)	1
USD/CHF	MSC	08/08/24	CHF	(48)	(54)	(1)
USD/CHF	MSC	08/08/24	CHF	(169)	(189)	—
USD/EUR	MSC	08/08/24	EUR	(47)	(51)	—
USD/GBP	MSC	08/29/24	GBP	(1,027)	(1,299)	4
USD/HKD	BOA	07/18/24	HKD	(1,055)	(135)	—
USD/HKD	MSC	07/18/24	HKD	(566)	(73)	—
USD/JPY	MSC	08/16/24	JPY	(18,079)	(113)	2
USD/NOK	MSC	07/19/24	NOK	(1,605)	(150)	(4)
USD/TWD	BOA	08/23/24	TWD	(3,976)	(123)	2
USD/TWD	UBS	08/23/24	TWD	(1,742)	(54)	—
ZAR/USD	CIT	08/22/24	ZAR	991	54	1
					604	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	14,781	5,366	—	20,147
Short Term Investments	170	—	—	170
	14,951	5,366	—	20,317
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	41	—	41
	—	41	—	41
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(42)	—	(42)
	—	(42)	—	(42)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.9%
Health Care 19.1%
Abbott Laboratories	43	4,512
AbbVie Inc.	28	4,859
Agilent Technologies, Inc.	2	236
Becton, Dickinson and Company	4	943
Bristol-Myers Squibb Company	11	443
Cardinal Health, Inc.	16	1,580
Cencora, Inc.	11	2,371
Chemed Corporation	5	2,463
Danaher Corporation	16	4,107
Elevance Health, Inc.	7	3,512
Eli Lilly and Company	7	6,667
GE HealthCare Technologies Inc.	8	646
Hologic, Inc. (a)	3	214
Johnson & Johnson	34	4,950
McKesson Corporation	11	6,250
Medpace Holdings, Inc. (a)	3	1,122
Medtronic, Inc.	38	3,017
Merck & Co., Inc.	44	5,490
Neurocrine Biosciences, Inc. (a)	12	1,711
Regeneron Pharmaceuticals, Inc. (a)	5	5,167
Stryker Corporation	2	524
The Cigna Group	3	1,111
Thermo Fisher Scientific Inc.	2	1,254
United Therapeutics Corporation (a)	8	2,647
UnitedHealth Group Incorporated	10	5,084
Veeva Systems Inc. - Class A (a)	3	569
Vertex Pharmaceuticals Incorporated (a)	15	6,810
		78,259
Consumer Staples 18.1%
Altria Group, Inc.	30	1,381
Campbell Soup Company	5	241
Casey's General Stores, Inc.	4	1,452
Church & Dwight Co., Inc.	29	3,049
Coca-Cola Company, The	90	5,759
Colgate-Palmolive Company	62	6,060
Constellation Brands, Inc. - Class A	1	300
Costco Wholesale Corporation	8	6,746
Flowers Foods, Inc.	56	1,254
General Mills, Inc.	30	1,877
Hormel Foods Corporation	50	1,534
Kellanova	16	940
Kimberly-Clark Corporation	1	195
Kraft Foods Group, Inc.	58	1,853
Mondelez International, Inc. - Class A	69	4,515
Monster Beverage 1990 Corporation (a)	81	4,025
PepsiCo, Inc.	31	5,073
Philip Morris International Inc.	49	4,977
Procter & Gamble Company, The	35	5,805
Seaboard Corporation	—	322
The Hershey Company	19	3,432
The J. M. Smucker Company	23	2,470
The Kroger Co.	85	4,250
Walmart Inc.	96	6,528
		74,038
Financials 12.4%
AFLAC Incorporated	9	827
Allstate Corporation, The	7	1,161
AON Public Limited Company - Class A	4	1,190
Arch Capital Group Ltd. (a)	38	3,879
Assurant, Inc.	4	692
Cboe Global Markets, Inc.	30	5,131
Chubb Limited	23	5,874
Cincinnati Financial Corporation	2	245
CME Group Inc. - Class A	27	5,380
Everest Group, Ltd.	7	2,631
Hartford Financial Services Group, Inc. , The	9	928
Intercontinental Exchange, Inc.	2	211
JPMorgan Chase & Co.	2	334
Kinsale Capital Group, Inc.	1	272
Loews Corporation	5	397
Markel Group Inc. (a)	—	372
Marsh & Mclennan Companies, Inc.	2	394
MasterCard Incorporated - Class A	8	3,354
Reinsurance Group of America, Incorporated	1	289
RenaissanceRe Holdings Ltd	2	400
The Progressive Corporation	18	3,688
Travelers Companies, Inc. , The	22	4,409
Unum Group	6	331
Visa Inc. - Class A (b)	21	5,486
W. R. Berkley Corporation	8	643
White Mountains Insurance Group Ltd	1	2,081
		50,599
Industrials 12.3%
AMETEK, Inc.	1	226
Automatic Data Processing, Inc.	5	1,166
Caci International Inc. - Class A (a)	11	4,928
Caterpillar Inc.	5	1,803
Cintas Corporation	3	1,912
Copart, Inc. (a)	52	2,797
Crane Company	1	158
Deere & Company	2	607
Eaton Corporation Public Limited Company	1	251
EMCOR Group, Inc.	2	622
FedEx Corporation	3	752
FTI Consulting, Inc. (a)	16	3,361
General Dynamics Corporation	1	314
General Electric Company	30	4,844
Honeywell International Inc.	1	202
Illinois Tool Works Inc.	6	1,303
Landstar System, Inc.	4	826
Leidos Holdings, Inc.	2	335
Lockheed Martin Corporation	12	5,570
Northrop Grumman Corporation	6	2,456
Republic Services, Inc.	30	5,804
Rollins, Inc.	8	407
Union Pacific Corporation	11	2,382
Verisk Analytics, Inc.	5	1,454
Waste Management, Inc.	27	5,859
		50,339
Information Technology 11.9%
Accenture Public Limited Company - Class A	11	3,228
Adobe Inc. (a)	5	2,855
Amdocs Limited	3	225
Apple Inc.	28	5,983
Arista Networks, Inc. (a)	5	1,602
Broadcom Inc.	2	2,668
Cadence Design Systems, Inc. (a)	5	1,401
Cisco Systems, Inc.	114	5,393
CrowdStrike Holdings, Inc. - Class A (a)	4	1,428
Dolby Laboratories, Inc. - Class A	25	1,977
Fortinet, Inc. (a)	8	490
International Business Machines Corporation	18	3,127
Microsoft Corporation	7	3,335
NetApp, Inc.	12	1,492
Nutanix, Inc. - Class A (a)	5	276
NVIDIA Corporation	44	5,409
Oracle Corporation	1	142
Palantir Technologies Inc. - Class A (a)	28	702
Palo Alto Networks, Inc. (a)	1	289
Roper Technologies, Inc.	9	5,270
Synopsys, Inc. (a)	2	1,102
Teledyne Technologies Incorporated (a)	1	373
		48,767
Consumer Discretionary 8.9%
AutoZone, Inc. (a)	2	5,738
Booking Holdings Inc.	1	3,573
Chipotle Mexican Grill, Inc. (a)	44	2,760
Deckers Outdoor Corporation (a)	5	4,561
Garmin Ltd.	19	3,063
Grand Canyon Education, Inc. (a)	2	296
McDonald's Corporation	20	4,972
O'Reilly Automotive, Inc. (a)	6	5,883
TJX Companies, Inc., The	22	2,462
Ulta Beauty, Inc. (a)	4	1,659

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Williams-Sonoma, Inc.	5	1,454
		36,421
Communication Services 8.8%
Alphabet Inc. - Class A	35	6,357
AT&T Inc.	293	5,593
Electronic Arts Inc.	37	5,125
Meta Platforms, Inc. - Class A	13	6,593
The New York Times Company - Class A	8	416
T-Mobile US, Inc.	35	6,156
Verizon Communications Inc.	135	5,561
		35,801
Energy 3.5%
Chevron Corporation	17	2,729
ConocoPhillips	21	2,441
EOG Resources, Inc.	27	3,340
Exxon Mobil Corporation	13	1,477
HF Sinclair Corporation	5	290
Marathon Petroleum Corporation	9	1,622
Phillips 66	9	1,252
Valero Energy Corporation	8	1,180
		14,331
Materials 1.2%
Linde Public Limited Company	5	2,273
Packaging Corporation of America	4	670
Reliance, Inc.	7	1,884
		4,827
Utilities 0.7%
Consolidated Edison, Inc.	6	509
Constellation Energy Group, Inc.	4	758
Duke Energy Corporation	16	1,651
		2,918
Total Common Stocks (cost $320,675)		396,300
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	12,278	12,278
Total Short Term Investments (cost $12,278)		12,278
Total Investments 99.9% (cost $332,953)		408,578
Other Derivative Instruments (0.0)%		(38)
Other Assets and Liabilities, Net 0.1%		475
Total Net Assets 100.0%		409,015

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	9,233	35,401	32,356	361	—	—	12,278	3.0
JNL Government Money Market Fund, 5.31% - Class SL	—	5	5	—	—	—	—	—
	9,233	35,406	32,361	361	—	—	12,278	3.0

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	31	September 2024	8,516	(38)	42

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	396,300	—	—	396,300
Short Term Investments	12,278	—	—	12,278
	408,578	—	—	408,578
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	42	—	—	42
	42	—	—	42

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 98.1%
Netherlands 13.0%
Adyen N.V. (a) (b)	27	32,094
ASML Holding N.V.	46	46,641
Exor Nederland N.V.	182	19,083
		97,818
China 11.2%
BYD Company Limited - Class H	527	15,663
Full Truck Alliance Co. Ltd. - Class A - ADR	315	2,530
Ganfeng Lithium Group Co., Ltd - Class H (b)	484	938
Meituan - Class B (a) (b)	1,404	19,779
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	186	24,718
Tencent Holdings Limited	387	18,384
Wuxi Biologics Cayman Inc (a) (b)	1,673	2,465
		84,477
United States of America 10.8%
Elastic N.V. (a)	150	17,110
Grail, Inc. (a)	—	—
Illumina, Inc. (a)	48	5,026
Moderna, Inc. (a)	188	22,366
NVIDIA Corporation	260	32,102
Tesla Inc. (a)	22	4,373
		80,977
Sweden 8.9%
Atlas Copco Aktiebolag - Class A	1,451	27,190
Kinnevik AB - Class B (a)	372	3,037
Spotify Technology S.A. (a)	118	37,023
		67,250
Argentina 6.4%
MercadoLibre, Inc. (a)	30	48,526
Taiwan 5.4%
Taiwan Semiconductor Manufacturing Company Limited	1,357	40,339
Denmark 5.3%
Ambu A/S - Class B (a)	401	7,700
Genmab A/S (a)	61	15,334
Vestas Wind Systems A/S (a)	548	12,624
Zealand Pharma A/S (a)	32	4,039
		39,697
France 4.4%
Hermes International	3	6,259
Kering	21	7,585
L'Oreal	38	16,892
Soitec (a)	25	2,757
		33,493
Italy 4.0%
Ferrari N.V.	59	23,969
Prysmian S.p.A.	105	6,483
		30,452
Japan 3.7%
Advantest Corporation	163	6,607
M3, Inc.	511	4,893
Nidec Corporation	193	8,661
SBI Holdings, Inc.	105	2,676
SMC Corporation	10	4,670
		27,507
Belgium 3.4%
argenx SE (a)	50	21,776
Umicore (c)	254	3,800
		25,576
South Korea 3.2%
Coupang, Inc. - Class A (a)	1,141	23,905
Israel 2.7%
Mobileye Global Inc. - Class A (a) (c)	127	3,559
SolarEdge Technologies Ltd. (a)	26	657
Wix.Com Ltd. (a)	102	16,240
		20,456
Australia 2.6%
Atlassian Corporation - Class A (a)	26	4,635
WiseTech Global Limited	228	15,210
		19,845
Brazil 2.2%
NU Holdings Ltd. - Class A (a)	1,287	16,591
Hong Kong 2.0%
AIA Group Limited	1,787	12,052
Hong Kong Exchanges and Clearing Limited	100	3,173
		15,225
India 1.8%
HDFC Bank Limited	494	9,947
MakeMyTrip Limited (a)	43	3,638
		13,585
United Kingdom 1.8%
Ocado Group PLC (a)	1,203	4,370
Wise PLC - Class A (a)	1,070	9,125
		13,495
Switzerland 1.7%
Temenos AG - Class N	54	3,713
VAT Group AG (b)	16	9,007
		12,720
Germany 1.6%
Delivery Hero SE (a) (b)	246	5,817
Hellofresh SE (a)	257	1,241
Jumia Technologies AG - ADR (a)	202	1,417
Zalando SE (a) (b)	163	3,822
		12,297
Singapore 1.1%
Sea Limited - Class A - ADR (a)	117	8,322
Canada 0.6%
Shopify Inc. - Class A (a)	71	4,709
Norway 0.3%
Autostore Holdings Ltd (a) (b)	2,067	2,426
Total Common Stocks (cost $906,646)		739,688
PREFERRED STOCKS 1.1%
Germany 1.1%
Sartorius Aktiengesellschaft	34	7,933
Total Preferred Stocks (cost $17,535)		7,933
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	1,702	1,702
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	603	603
Total Short Term Investments (cost $2,305)		2,305
Total Investments 99.5% (cost $926,486)		749,926
Other Assets and Liabilities, Net 0.5%		3,701
Total Net Assets 100.0%		753,627

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	9,002	81,804	89,104	234	—	—	1,702	0.2
JNL Government Money Market Fund, 5.31% - Class SL	—	16,570	15,967	19	—	—	603	0.1
	9,002	98,374	105,071	253	—	—	2,305	0.3

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	57,935	32,094	4.3
Autostore Holdings Ltd	10/17/22	3,929	2,426	0.3
Delivery Hero SE	04/13/21	30,299	5,817	0.8
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	938	0.1
Meituan - Class B	04/13/21	42,003	19,779	2.6
VAT Group AG	03/13/23	5,200	9,007	1.2
Wuxi Biologics Cayman Inc	06/17/21	17,919	2,465	0.3
Zalando SE	04/13/21	17,578	3,822	0.5
		178,966	76,348	10.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks
Netherlands	—	97,818	—	97,818
China	27,248	57,229	—	84,477
United States of America	80,977	—	—	80,977
Sweden	37,023	30,227	—	67,250
Argentina	48,526	—	—	48,526
Taiwan	—	40,339	—	40,339
Denmark	—	39,697	—	39,697
France	—	33,493	—	33,493
Italy	—	30,452	—	30,452
Japan	—	27,507	—	27,507
Belgium	—	25,576	—	25,576
South Korea	23,905	—	—	23,905
Israel	20,456	—	—	20,456
Australia	4,635	15,210	—	19,845
Brazil	16,591	—	—	16,591
Hong Kong	—	15,225	—	15,225
India	3,638	9,947	—	13,585
United Kingdom	—	13,495	—	13,495
Switzerland	—	12,720	—	12,720
Germany	1,417	10,880	—	12,297
Singapore	8,322	—	—	8,322
Canada	4,709	—	—	4,709
Norway	—	2,426	—	2,426
Preferred Stocks	—	7,933	—	7,933
Short Term Investments	2,305	—	—	2,305
	279,752	470,174	—	749,926

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.5%
Information Technology 27.8%
Aurora Innovations Inc. - Class A (a)	155	429
Cloudflare, Inc. - Class A (a)	26	2,157
Datadog, Inc. - Class A (a)	11	1,435
NVIDIA Corporation	50	6,168
Samsara Inc. - Class A (a)	20	675
Shopify Inc. - Class A (a)	47	3,131
Snowflake Inc. - Class A (a)	6	837
Sprout Social, Inc. - Class A (a)	11	391
Workday, Inc. - Class A (a)	7	1,543
		16,766
Consumer Discretionary 25.1%
Amazon.com, Inc. (a)	27	5,166
Chewy, Inc. - Class A (a)	27	741
Coursera, Inc. (a)	45	323
DoorDash, Inc. - Class A (a)	21	2,264
Duolingo, Inc. - Class A (a)	7	1,538
Rivian Automotive, Inc. - Class A (a) (b)	12	165
Sweetgreen, Inc. - Class A (a)	43	1,285
Tesla Inc. (a)	12	2,420
Wayfair Inc. - Class A (a)	16	826
YETI Holdings, Inc. (a)	12	445
		15,173
Communication Services 24.6%
Meta Platforms, Inc. - Class A	7	3,485
Netflix, Inc. (a)	5	3,160
Pinterest, Inc. - Class A (a)	37	1,627
Roblox Corporation - Class A (a)	28	1,060
Roku Inc. - Class A (a)	11	681
The Trade Desk, Inc. - Class A (a)	50	4,854
		14,867
Health Care 13.7%
10X Genomics, Inc. - Class A (a)	10	194
Alnylam Pharmaceuticals, Inc. (a)	4	1,082
Denali Therapeutics Inc. (a)	26	592
Doximity, Inc. - Class A (a)	17	464
Guardant Health, Inc. (a)	23	659
Inspire Medical Systems, Inc. (a)	5	660
Insulet Corporation (a)	4	829
Moderna, Inc. (a)	21	2,460
Penumbra, Inc. (a)	2	415
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	31	230
Sana Biotechnology, Inc. (a)	17	94
Tempus AI, Inc. - Class A (a) (b)	17	608
		8,287
Financials 3.1%
Affirm Holdings, Inc. - Class A (a)	27	804
Block, Inc. - Class A (a)	12	788
Lemonade, Inc. (a) (b)	16	263
		1,855
Industrials 2.4%
Watsco, Inc.	3	1,457
Real Estate 2.1%
CoStar Group, Inc. (a)	17	1,282
Consumer Staples 0.6%
Oddity Tech Ltd - Class A (a)	10	383
Materials 0.1%
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	138	46
Total Common Stocks (cost $57,199)		60,116
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	626	626
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	397	397
Total Short Term Investments (cost $1,023)		1,023
Total Investments 101.2% (cost $58,222)		61,153
Other Assets and Liabilities, Net (1.2)%		(731)
Total Net Assets 100.0%		60,422

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Baillie Gifford U.S. Equity Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,122	13,507	14,232	15	—	—	397	0.7
JNL Government Money Market Fund, 5.31% - Class SL	414	4,393	4,181	15	—	—	626	1.0
	1,536	17,900	18,413	30	—	—	1,023	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	60,116	—	—	60,116
Rights	—	—	14	14
Short Term Investments	1,023	—	—	1,023
	61,139	—	14	61,153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 65.3%
Information Technology 17.6%
Acer Inc.	396	572
Adobe Inc. (a)	30	16,908
Advanced Micro Devices, Inc. (a) (b)	11	1,833
Advantech Co., Ltd.	8	91
Altair Engineering Inc. - Class A (a)	38	3,686
ANSYS, Inc. (a)	2	551
Apple Inc. (b) (c)	221	46,562
Applied Materials, Inc. (b)	63	14,892
ASE Technology Holding Co., Ltd.	84	434
Asia Vital Components Co., Ltd.	6	141
ASMedia Technology Inc.	12	831
ASML Holding N.V.	27	28,161
ASUSTeK Computer Inc.	38	581
Atlassian Corporation - Class A (a)	20	3,451
Autodesk, Inc. (a)	37	9,046
Avaya Holdings Corp. (a)	—	2
Biprogy Inc.	2	44
Broadcom Inc.	2	3,301
Cadence Design Systems, Inc. (a)	21	6,506
Chicony Electronics Co., Ltd	136	713
Cisco Systems, Inc.	7	351
Compal Electronics, Inc.	1,021	1,089
Confluent, Inc. - Class A (a)	364	10,738
CrowdStrike Holdings, Inc. - Class A (a)	22	8,578
Dassault Systemes	32	1,204
Dell Technologies Inc. - Class C	4	604
Dynatrace, Inc. (a)	27	1,186
Elm Company	—	97
EPAM Systems, Inc. (a)	1	114
F5, Inc. (a)	29	4,964
Fortinet, Inc. (a)	64	3,863
FUJIFILM Holdings Corporation	127	2,993
Genius Electronic Optical Co., Ltd.	31	632
HCL Technologies Limited	2	38
Hewlett Packard Enterprise Company	11	226
Intel Corporation	5	154
Intuit Inc.	9	6,146
Inventec Corporation	268	458
Jabil Inc.	9	973
Keyence Corporation	26	11,273
Keysight Technologies, Inc. (a)	—	64
KLA Corporation	3	2,419
Lam Research Corporation (b)	7	7,286
Lenovo Group Limited	116	163
Lookout, Inc. (d) (e)	21	22
Lookout, Inc. - Series F (d) (e)	284	582
Marvell Technology, Inc.	47	3,288
MediaTek Inc.	61	2,645
Microchip Technology Incorporated	7	635
Micron Technology, Inc. (b)	87	11,433
Microsoft Corporation (b)	219	97,767
Mirion Technologies (US), Inc. - Class A (a)	42	451
Mitsui High-tec, Inc.	1	31
Money Forward, Inc. (a)	15	516
Monolithic Power Systems, Inc.	—	138
Motorola Solutions, Inc.	1	475
Naura Technology Group Co., Ltd. - Class A	1	44
Net One Systems Co., Ltd.	12	226
NetApp, Inc.	5	663
Nomura Research Institute, Ltd.	74	2,078
NVIDIA Corporation (b)	546	67,487
Oracle Corporation	121	17,069
Oracle Corporation Japan	2	117
Otsuka Corporation	5	87
Palo Alto Networks, Inc. (a)	17	5,731
Qualcomm Incorporated	21	4,250
Quanta Computer Inc.	267	2,549
Rakus Co., Ltd.	89	1,148
Realtek Semiconductor Corporation	69	1,158
Roper Technologies, Inc.	2	1,180
Salesforce, Inc. (b)	20	5,093
Samsung Electronics Co., Ltd.	11	669
SCREEN Holdings Co., Ltd.	11	974
Seagate Technology Holdings Public Limited Company	13	1,352
ServiceNow, Inc. (a)	21	16,373
Shenzhen Transsion Holdings Co., Ltd. - Class A	77	809
Shopify Inc. - Class A (a)	24	1,578
SK Hynix Inc.	47	8,060
Snowflake Inc. - Class A (a)	5	622
Socionext Inc.	8	194
STMicroelectronics N.V.	6	237
Taiwan Semiconductor Manufacturing Company Limited	570	16,944
TDK Corporation	7	456
TE Connectivity Ltd. (e)	8	1,218
TIS Inc.	7	126
Tokyo Electron Limited	6	1,336
Trend Micro Incorporated	12	480
Venture Corporation Limited	7	71
Wistron Corporation	189	614
Wiwynn Corporation	3	243
Workday, Inc. - Class A (a)	5	1,138
Xero Limited (a)	10	927
Xiaomi Corporation (a) (e)	233	489
Zscaler, Inc. (a)	15	2,843
		488,535
Financials 9.1%
ABN AMRO Bank N.V. - DUTCHCERT (e)	55	902
Abu Dhabi Commercial Bank PJSC	28	61
Aditya Birla Capital Limited (a)	82	236
Ageas SA/NV (f)	7	314
AIA Group Limited	510	3,439
American Express Company	1	282
AON Public Limited Company - Class A	7	2,156
AXA	58	1,905
Axis Bank Limited	20	301
B3 S.A. - Brasil, Bolsa, Balcao	853	1,562
Banco Bilbao Vizcaya Argentaria, S.A.	333	3,334
Banco de Sabadell, S.A.	166	320
Banco Do Brasil SA	92	439
Banco Santander, S.A.	38	174
Bancolombia SA - ADR	2	54
Bank of America Corporation	368	14,627
Bank Of Georgia Group PLC	2	93
Banque Cantonale Vaudoise - Class N	1	115
Banque Saudi Fransi	5	45
Barclays PLC	356	938
BB Seguridade Participacoes S.A.	48	282
Berkshire Hathaway Inc. - Class B (a)	1	491
Block, Inc. - Class A (a)	13	848
Capitec Bank Holdings	2	320
CIMB Group Holdings Berhad	40	58
Citigroup Inc.	45	2,871
Comerica Incorporated	5	230
Credicorp Ltd.	5	832
Customers Bancorp, Inc. (a)	1	39
Direct Line Insurance Group PLC	16	42
Edenred	9	363
Eurazeo	1	44
Fairfax Financial Holdings Limited	—	504
Finecobank Banca Fineco S.P.A.	10	154
First Citizens BancShares, Inc. - Class A	—	544
First Horizon Corporation	11	166
FirstRand Limited	92	389
Franklin Resources, Inc.	136	3,050
GMO Payment Gateway, Inc.	8	453
Goldman Sachs Group Inc, The	32	14,539
Grupo Financiero Banorte, S.A.B. de C.V.	56	438
Hancock Whitney Corporation	3	147
Huntington Bancshares Incorporated	26	346
IndusInd Bank Ltd.	10	172
ING Groep N.V.	432	7,393
International Bancshares Corporation	1	74
Intesa Sanpaolo SPA	3,206	11,922
Invesco Ltd.	99	1,476

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Joint Stock Company Kaspi.Kz - ADR (e)	5	639
JPMorgan Chase & Co.	101	20,347
Julius Bar Gruppe AG - Class N	11	604
KakaoBank Corp.	38	558
KB Financial Group Inc.	1	81
Komercni banka, a.s.	2	82
Kotak Mahindra Bank Limited	83	1,794
London Stock Exchange Group PLC	26	3,035
Macquarie Group Limited	8	1,147
Marsh & Mclennan Companies, Inc.	78	16,342
MasterCard Incorporated - Class A	53	23,493
Medibank Private Limited	86	213
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (f)	86	1,262
Meritz Financial Group Inc.	3	162
Metropolitan Bank & Trust Company	74	86
Mitsubishi UFJ Financial Group Inc	1,026	11,053
Mizuho Financial Group, Inc.	29	605
MONETA Money Bank, a.s. (e)	10	43
MS&AD Insurance Group Holdings, Inc.	80	1,777
MSCI Inc. - Class A	6	2,744
Nasdaq, Inc.	5	324
National Bank of Greece SA - Class R	51	424
NatWest Group PLC	211	828
Nedbank Group Limited	4	57
New York Community Bancorp, Inc. - Series A	14	45
Nihon M&A Center Holdings Inc. (f)	6	32
OTP Bank Nyrt.	2	116
Oversea-Chinese Banking Corporation Limited	7	71
Piraeus Financial Holdings S.A. - Class R	6	24
Power Corporation of Canada (f)	119	3,308
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	7	114
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	66	841
Principal Financial Group, Inc.	21	1,642
PT Bank Syariah Indonesia TBK	1,758	282
PT. Bank Central Asia Tbk	1,585	960
S&P Global Inc.	10	4,376
Samsung Life Insurance Co., Ltd.	3	168
SCOR SE	7	168
Sompo Holdings, Inc.	47	1,014
Standard Chartered PLC	70	633
State Street Corporation	45	3,333
Synchrony Financial	10	474
T. Rowe Price Group, Inc.	16	1,848
Texas Capital Bancshares, Inc. (a)	3	168
The Charles Schwab Corporation	94	6,920
The PNC Financial Services Group, Inc.	3	441
The Progressive Corporation	86	17,845
The Saudi National Bank	28	278
Toronto-Dominion Bank, The	24	1,305
Travelers Companies, Inc. , The	4	725
Truist Financial Corporation	17	663
UBS Group AG	141	4,155
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	407	15,087
United Overseas Bank Limited	4	99
Visa Inc. - Class A	25	6,597
Wells Fargo & Company	219	13,021
		253,937
Health Care 8.8%
Abbott Laboratories	16	1,690
AbbVie Inc.	4	735
Alcon AG	5	439
Alfresa Holdings Corporation	7	92
Align Technology, Inc. (a)	—	98
Amgen Inc.	5	1,542
AstraZeneca PLC - ADR	54	4,195
AstraZeneca PLC	59	9,106
Baxter International Inc.	8	259
Becton, Dickinson and Company	7	1,622
Boston Scientific Corporation (a) (b)	205	15,814
Bristol-Myers Squibb Company	85	3,544
Cardinal Health, Inc.	2	240
Centene Corporation (a)	20	1,358
Chugai Pharmaceutical Co., Ltd. (f)	5	167
Cipla Limited	14	252
CSL Limited	4	815
CSPC Pharmaceutical Group Limited	44	35
Daiichi Sankyo Company, Limited	73	2,529
Danaher Corporation	48	12,100
DexCom, Inc. (a)	15	1,754
Edwards Lifesciences Corporation (a)	37	3,402
Eli Lilly and Company (b)	23	20,515
EssilorLuxottica	45	9,781
Fresenius Medical Care AG	7	273
Galderma Group AG (a)	27	2,219
Genmab A/S (a)	1	293
Gilead Sciences, Inc.	11	770
Grand Round, Inc. (d) (e)	644	561
GSK PLC	61	1,163
HCA Healthcare, Inc.	1	266
Hikma Pharmaceuticals Public Limited Company	16	391
Hoya Corporation	90	10,470
Intuitive Surgical, Inc. (a) (b)	29	13,112
Johnson & Johnson	76	11,169
Lonza Group AG	—	268
Masimo Corporation (a)	29	3,690
McKesson Corporation	3	1,570
Medipal Holdings Corporation	5	82
Merck & Co., Inc.	133	16,446
Mettler-Toledo International Inc. (a)	—	576
NMC Health PLC (d)	162	—
Novartis AG - Class N	31	3,351
Novo Nordisk A/S - Class B	131	18,702
Ono Pharmaceutical Co., Ltd.	26	359
ResMed Inc.	4	703
Sanofi	89	8,620
Santen Pharmaceutical Co., Ltd.	33	340
Ship Healthcare Holdings, Inc.	3	47
Straumann Holding AG - Class N	1	182
Stryker Corporation	29	9,714
Suzuken Co., Ltd.	1	43
Sysmex Corporation	107	1,722
Takeda Pharmaceutical Co Ltd	9	228
Thermo Fisher Scientific Inc.	27	15,153
UnitedHealth Group Incorporated (b)	44	22,458
Universal Health Services, Inc. - Class B	6	1,084
Veeva Systems Inc. - Class A (a)	3	521
Vertex Pharmaceuticals Incorporated (a)	9	4,214
Waystar Holding Corp. (a)	18	391
		243,235
Consumer Discretionary 8.0%
Accor	118	4,828
Adidas AG - Class N	36	8,602
Amadeus IT Holding, S.A. (e)	3	197
Amazon.com, Inc. (a) (b) (c)	317	61,191
ASICS Corporation	14	210
Bayerische Motoren Werke Aktiengesellschaft	30	2,807
Bic Camera Inc. (f)	4	35
Bloomberry Resorts Corporation	839	136
Booking Holdings Inc.	1	3,042
Boyd Gaming Corporation	1	67
Bridgestone Corporation (f)	7	284
Burberry Group PLC	37	407
BYD Company Limited - Class H	399	11,856
Caesars Entertainment, Inc. (a)	13	535
Carnival Corporation (a)	113	2,123
Chow Tai Fook Jewellery Group Limited	25	27
Compass Group PLC	122	3,317
Deckers Outdoor Corporation (a)	3	2,664
DoorDash, Inc. - Class A (a)	10	1,081
Eicher Motors Limited	1	39
Evolution AB (publ) (e)	5	503
Fast Retailing Co., Ltd.	5	1,164
Ferrari N.V.	12	4,739
Fila Holdings Corp.	3	97
Floor & Decor Holdings, Inc. - Class A (a)	31	3,131
Ford Motor Company	106	1,326
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
General Motors Company	58	2,708
Genius Sports Limited (a)	107	584
Genting Singapore Limited	71	45
Golden Entertainment, Inc.	2	66
Great Wall Motor Company Limited - Class A	217	754
Haidilao International Holding Ltd. (e)	266	476
Hermes International	1	2,921
Hero MotoCorp Limited	3	169
Hilton Worldwide Holdings Inc.	18	3,861
Honda Motor Co., Ltd.	511	5,486
Huizhou Desay SV Automotive Co., Ltd. - Class A	3	37
Hyundai Motor Company	3	553
Industria de Diseno Textil, S.A.	20	1,013
Isetan Mitsukoshi Holdings Ltd.	5	92
Jawbone Inc. (d) (e)	98	—
JD.com, Inc. - Class A	36	475
Jollibee Foods Corporation	21	82
Kingfisher PLC	92	289
La Francaise Des Jeux (g)	16	553
Landsea Homes Corporation (a)	21	194
Las Vegas Sands Corp. (b)	33	1,455
Lennar Corporation - Class A	5	762
Li Auto Inc. (a)	120	1,066
LKQ Corporation	198	8,249
Lojas Renner S/A.	164	367
LPP Spolka Akcyjna	—	81
Lululemon Athletica Inc. (a)	8	2,458
LVMH Moet Hennessy Louis Vuitton	22	16,974
Magna International Inc.	21	863
Marriott International, Inc. - Class A	1	357
Maruti Suzuki India Limited	1	150
Mazda Motor Corporation	97	947
McDonald's Corporation	26	6,528
Mercedes-Benz Group AG - Class N	83	5,703
NagaCorp Ltd. (a)	102	50
Norwegian Cruise Line Holdings Ltd. (a)	37	697
Panasonic Holdings Corporation	201	1,649
Pearson PLC	60	746
Polestar Automotive Holding UK PLC - Class A - ADR (a) (f)	22	17
Prosus N.V. - Class N	75	2,685
Resorttrust, Inc.	4	61
Royal Caribbean Cruises Ltd. (a)	13	2,070
Sands China Ltd. (a)	112	232
Sekisui House, Ltd.	22	482
Seres Co., Ltd. - Class A (a)	—	1
SHIMAMURA Co., Ltd.	2	68
SKYLARK Holdings Co., Ltd. (f)	5	60
Smith Douglas Homes Corp. - Class A (a)	14	316
Sumitomo Rubber Industries, Ltd. (f)	10	104
Takashimaya Company, Limited	3	57
Tesla Inc. (a)	21	4,141
TJX Companies, Inc., The	112	12,360
Toyo Tire Corporation (f)	12	192
Toyota Motor Corporation	422	8,662
Ulta Beauty, Inc. (a)	1	292
Valeo	22	229
Volvo Cars AB - Class B (a) (f)	22	68
Wesfarmers Limited	23	1,013
Wynn Macau, Limited	946	774
Wynn Resorts, Limited	28	2,498
Yamaha Motor Co., Ltd. (f)	69	638
		220,888
Industrials 6.5%
A.P. Moller - Maersk A/S - Class B	1	1,132
ABB Ltd - Class N	15	845
Ackermans	—	65
AENA, S.M.E., S.A. (e)	1	122
Air Arabia PJSC	111	69
Aktiebolaget Volvo - Class B	134	3,424
American Airlines Group Inc. (a)	29	326
Assa Abloy AB - Class B	85	2,413
BAE Systems PLC	1,083	18,098
Bharat Electronics Limited	50	183
Boeing Company, The (a)	4	657
Brambles Limited	70	679
Builders FirstSource, Inc. (a)	2	327
Caterpillar Inc.	4	1,295
Centuri Holdings, Inc. (a)	22	426
Compagnie De Saint-Gobain	106	8,280
COMSYS Holdings Corporation	4	69
Contemporary Amperex Technology Co., Limited - Class A	133	3,280
Cummins Inc.	12	3,189
Daikin Industries, Ltd.	7	1,038
Delta Air Lines, Inc.	212	10,035
Doosan Enerbility Co Ltd (a)	60	874
Eaton Corporation Public Limited Company	4	1,397
EBARA Corporation (f)	38	608
Embraer SA (a)	72	461
Equifax Inc.	2	444
Experian PLC	14	653
FANUC Corporation	257	7,061
Ferguson Holdings Limited	1	241
Flughafen Zurich AG - Class N	—	72
Fortive Corporation	134	9,955
Frontken Corporation Berhad	112	106
Geberit AG - Class N	—	71
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	319
GS Engineering & Construction Corp. (a)	14	151
Hanwha Aerospace CO., LTD.	4	633
HD Hyundai Infracore Co., Ltd.	82	451
Hindustan Aeronautics Limited	9	552
Howmet Aerospace Inc.	4	294
IDEX Corporation	4	883
Illinois Tool Works Inc.	4	979
Ingersoll Rand Inc.	53	4,842
Interglobe Aviation Limited (a) (e)	2	119
International Container Terminal Services, Inc.	12	74
Jardine Matheson Holdings Limited	1	35
Kamigumi Co., Ltd.	3	64
Kawasaki Kisen Kaisha, Ltd.	58	844
Kinden Corporation	2	48
Kingspan Group Public Limited Company	15	1,294
Komatsu Ltd.	297	8,655
Kone Corporation - Class B	8	387
Kuhne & Nagel International AG	5	1,334
Kyushu Railway Company	37	796
Larsen and Toubro Limited	3	142
Loar Holdings Inc. (a)	—	14
Lockheed Martin Corporation	7	3,257
Mabuchi Motor Co., Ltd. (f)	5	80
Makita Corporation	28	765
Masco Corporation	30	2,016
Mitsubishi Electric Corporation	107	1,714
Mitsubishi Logistics Corporation	2	49
Mitsui & Co., Ltd.	394	8,969
Mitsui O.S.K. Lines, Ltd.	70	2,108
MTR Corporation Limited	14	44
MTU Aero Engines AG - Class N	6	1,418
Nidec Corporation	25	1,103
Nippon Yusen Kabushiki Kaisha	5	134
Northrop Grumman Corporation	1	392
Old Dominion Freight Line, Inc.	9	1,624
PACCAR Inc	24	2,467
Palladyne AI Corp. (a) (f)	1	2
PT Astra International Tbk	341	93
Rational Aktiengesellschaft	—	348
Relx PLC	152	6,987
Riyadh Cables Group of Companies	2	55
Rockwell Automation, Inc.	9	2,353
Rollins, Inc.	19	917
Rolls-Royce Holdings PLC (a)	234	1,345
RXO Inc (a)	8	215
Samsung C&T Corporation	1	97
Schneider Electric SE	3	646
SGS SA	17	1,530
SHO-BOND Holdings Co., Ltd.	2	57
Siemens Aktiengesellschaft - Class N	39	7,281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Singapore Technologies Engineering Ltd	34	109
SMC Corporation	12	5,766
Sojitz Corporation	33	811
Spirax Group PLC	24	2,577
TechnoPro Holdings, Inc. (f)	2	38
Toyota Tsusho Corporation	19	366
Trane Technologies Public Limited Company	13	4,148
TransDigm Group Incorporated	3	3,568
Trelleborg AB - Class B	40	1,543
United Parcel Service, Inc. - Class B	8	1,121
United Rentals, Inc.	1	742
Veralto Corporation	87	8,281
Vestas Wind Systems A/S (a)	71	1,625
WEG SA	30	227
Weichai Power Co., Ltd. - Class A	26	58
Weir Group PLC(The)	4	111
Wizz Air Holdings PLC (a) (e)	6	161
Wolters Kluwer N.V. - Class C	6	991
Yang Ming Marine Transport Corporation	56	129
		181,243
Communication Services 4.2%
Advanced Info Service PLC.	21	119
Alphabet Inc. - Class C (b)	269	49,369
Altice USA, Inc. - Class A (a) (f)	57	116
AMC Networks, Inc. - Class A (a) (f)	15	140
AT&T Inc.	24	462
Auto Trader Group PLC	80	807
Bollore SE	8	48
Cellnex Telecom, S.A. (e)	339	11,006
China Tower Corporation Limited - Class H (e)	436	56
Chunghwa Telecom Co., Ltd.	26	101
Comcast Corporation - Class A	132	5,158
CTS Eventim AG & Co. KGaA	8	626
Electronic Arts Inc.	—	53
Elisa Oyj	26	1,180
Etihad Etisalat Company	10	145
Far EasTone Telecommunications Co., Ltd.	52	135
Kakaku.com, Inc.	9	116
Koninklijke KPN N.V.	553	2,119
Krafton, Inc. (a)	1	120
Lions Gate Entertainment Corp. - Class A (a)	62	587
Lions Gate Entertainment Corp. - Class B (a)	4	36
Lionsgate Studios Corp. (a)	41	332
Meta Platforms, Inc. - Class A (b)	38	19,166
NAVER Corporation	3	414
Netflix, Inc. (a)	6	3,825
NetLink NBN Trust	59	36
News Corporation - Class A	16	448
NEXON Co., Ltd. (f)	7	138
Nintendo Co., Ltd.	4	235
Omnicom Group Inc.	4	314
Orange	9	89
Paramount Global - Class B	96	1,002
Rightmove PLC	11	72
Saudi Telecom Company	9	86
Scout24 SE (e)	1	106
Sea Limited - Class A - ADR (a)	1	66
Singapore Telecommunications Limited	42	84
Taiwan Mobile Co., Ltd.	37	122
Telefonica Brasil S.A.	17	136
Telenor ASA	4	50
Telia Company AB	440	1,180
Tencent Holdings Limited	127	6,047
TIM S.A	22	63
Toei Animation Co., Ltd. (f)	3	51
True Corporation Public Company Limited - NVDR (a) (f)	316	76
Walt Disney Company, The (b)	113	11,243
		117,880
Energy 3.9%
Bharat Petroleum Corporation Limited	31	112
BP P.L.C.	191	1,152
Cameco Corporation (b)	189	9,293
Cheniere Energy, Inc.	6	1,043
Chevron Corporation	82	12,774
ConocoPhillips	94	10,711
Coterra Energy Inc.	2	41
Devon Energy Corporation	29	1,366
Enbridge Inc.	285	10,128
Enterprise Products Partners L.P.	27	790
EOG Resources, Inc.	3	350
Equinor ASA	62	1,771
Green Plains Inc. (a)	23	366
Inpex Corporation (f)	20	289
Kinder Morgan, Inc.	2	41
Koninklijke Vopak N.V.	23	935
Landbridge Company LLC - Class A (a)	19	445
Marathon Petroleum Corporation	5	926
MOL Hungarian Oil and Gas Public Limited Company	19	149
PetroChina Company Limited - Class H	134	135
Reliance Industries Limited	7	275
Repsol SA (f)	21	325
Saudi Arabian Oil Company (e)	5	40
Shell PLC - Class A	495	17,795
Shell PLC - Class A - ADR	90	6,512
Suncor Energy Inc.	300	11,449
Tenaris S.A.	71	1,089
TotalEnergies SE	78	5,239
Transocean Ltd. (a) (e) (f)	181	967
United Energy Group Limited (a) (f)	686	27
Valero Energy Corporation	66	10,404
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	2	86
		107,025
Consumer Staples 2.6%
Abdullah Al-Othaim Markets Company	46	140
Altria Group, Inc.	36	1,644
Ambev S.A.	342	698
Anhui Gujing Distillery Company Limited - Class B	2	33
British American Tobacco P.L.C.	16	481
Budweiser Brewing Company APAC Limited (e)	51	60
Bunge Limited	64	6,817
Campbell Soup Company	1	58
Carrefour (f)	68	970
Coca-Cola HBC AG	19	633
Coles Group Limited	115	1,302
Conagra Brands, Inc.	21	607
COSMOS Pharmaceutical Corporation	—	32
Costco Wholesale Corporation (b)	16	13,353
CP ALL Public Company Limited	35	52
Fomento Economico Mexicano, S.A. B. De C.V.	14	145
General Mills, Inc.	12	772
Godrej Consumer Products Limited	14	230
Hormel Foods Corporation	23	708
ITO EN, LTD.	36	776
J Sainsbury PLC	432	1,394
Jeronimo Martins, SGPS, S.A.	7	130
Kellanova	15	852
Kenvue Inc.	56	1,027
Kimberly-Clark Corporation	12	1,631
Kobayashi Pharmaceutical Co., Ltd. (f)	7	240
Koninklijke Ahold Delhaize N.V.	67	1,992
L'Oreal	2	717
Marks and Spencer Group P.L.C.	129	467
McCormick & Company, Incorporated	1	39
Meiji Holdings Co., Ltd.	10	218
Metcash Limited	44	105
Molson Coors Beverage Company - Class B	3	147
Morinaga & Co., Ltd.	6	90
Morinaga Milk Industry Co., Ltd.	3	63
Nestle S.A. - Class N	21	2,139
Nongfu Spring Co., Ltd. - Class H (e)	130	616
Orion Incorporation	3	214
PepsiCo, Inc.	6	959
Procter & Gamble Company, The	7	1,074
Puig Brands S.A. (a)	198	5,549
Shiseido Company, Limited	40	1,134
Sugi Holdings Co., Ltd. (f)	4	48
Tesco PLC	109	423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wal - Mart de Mexico, S.A.B. de C.V.	256	874
Walmart Inc. (b)	260	17,603
Wilmar International Limited	20	47
Woolworths Group Limited	79	1,788
Yamazaki Baking Co., Ltd.	2	41
YAOKO Co., Ltd.	1	42
		71,174
Materials 2.3%
Anglo American PLC	12	392
ArcelorMittal	22	513
Asian Paints Limited	1	37
Ball Corporation	3	165
Barrick Gold Corporation	59	988
BASF SE - Class N	6	282
BHP Group Limited	90	2,556
Boliden AB	13	430
Borouge PLC	167	106
CEMEX S.A.B. de C.V. - Series A	1,236	790
CF Industries Holdings, Inc.	104	7,678
Constellium SE - Class A (a)	39	728
CRH Public Limited Company	97	7,297
Crown Holdings, Inc.	4	313
DIC Corporation (f)	4	70
Dowa Holdings Co., Ltd. (f)	2	64
DuPont de Nemours, Inc.	20	1,573
Evonik Industries AG	24	488
Franco-Nevada Corporation	21	2,476
Freeport-McMoRan Inc.	252	12,256
Glencore PLC	1,420	8,094
Heidelberg Materials AG	4	378
Holcim AG	17	1,468
James Hardie Industries Public Limited Company - CHESS	32	1,000
Jiangxi Copper Company Limited - Class A	15	50
Kansai Paint Co., Ltd.	62	996
Kumba Iron Ore Ltd (e)	13	304
Kuraray Co., Ltd.	6	70
Linde Public Limited Company	2	771
Nippon Paint Holdings Co., Ltd. (f)	256	1,669
Nippon Steel Corporation	33	697
Novozymes A/S - Class B	5	326
Nucor Corporation	7	1,158
Nutrien Ltd.	7	381
Quintis Limited (d) (e)	3,771	—
Rio Tinto Limited	8	631
Saudi Basic Industries Corporation	7	133
Sika AG	3	902
Smurfit Kappa Funding Designated Activity Company	2	82
Southern Copper Corporation	4	483
SSAB AB - Class A	32	176
SSAB AB - Class B	78	422
Syensqo	11	998
Symrise AG	7	900
UltraTech Cement Limited	2	273
United States Steel Corporation (b)	69	2,601
Wheaton Precious Metals Corp.	4	188
Yanbu National Petrochemical Company	9	84
		64,437
Utilities 1.8%
American Water Works Company, Inc.	23	2,921
Auren Energia SA	19	43
Eversource Energy	28	1,575
GAIL (India) Limited	80	211
JSW Energy Limited	9	79
National Grid PLC	104	1,158
NextEra Energy, Inc. (b)	177	12,525
NRG Energy, Inc.	22	1,693
RWE Aktiengesellschaft	84	2,858
Sempra	217	16,472
Snam S.P.A. (f)	71	314
The AES Corporation (c)	133	2,342
Tokyo Electric Power Company Holdings, Inc. (a)	53	287
Transmissora Alianca De Energia Eletrica S/A	11	67
Vistra Corp. (b)	92	7,917
		50,462
Real Estate 0.5%
American Tower Corporation	40	7,782
Ayala Land Inc.	268	130
Emaar Properties (P.J.S.C)	76	170
Equinix, Inc.	1	816
Healthpeak OP, LLC	91	1,789
Hongkong Land Holdings Limited	19	63
Mitsubishi Estate Co., Ltd.	12	194
Park Hotels & Resorts Inc.	13	188
ProLogis Inc.	16	1,814
PSP Swiss Property AG - Class N	1	97
PT. Ciputra Development	1,505	104
Swiss Prime Site AG - Class N	1	138
UOL Group Limited	63	243
		13,528
Total Common Stocks (cost $1,544,385)		1,812,344
CORPORATE BONDS AND NOTES 9.7%
Financials 2.1%
AON North America, Inc.
5.15%, 03/01/29	549	547
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (g)	2,159	2,246
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (e) (h)	400	423
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (h)	200	188
Banco Santander, S.A.
3.13%, 10/06/26, GBP (e)	500	612
Bangkok Bank Public Company Limited
5.50%, 09/21/33 (g)	277	275
Bank of America Corporation
3.37%, 01/23/26	828	816
1.95%, 10/27/26, EUR (e)	556	581
3.42%, 12/20/28	787	740
2.50%, 02/13/31	733	632
1.90%, 07/23/31	158	130
1.92%, 10/24/31	466	381
5.47%, 01/23/35	1,085	1,083
Barclays PLC
4.38%, (100, 03/15/28) (h) (i)	214	180
3.00%, 05/08/26, GBP (e)	100	121
5.20%, 05/12/26 (i)	200	198
3.25%, 02/12/27, GBP (e)	100	120
Blackstone Private Credit Fund
7.05%, 09/29/25	354	357
Block, Inc.
2.75%, 06/01/26	200	189
BNP Paribas
4.63%, (100, 01/12/27) (g) (h)	214	193
3.38%, 01/23/26, GBP (e)	100	123
2.13%, 01/23/27, EUR (e)	600	625
1.68%, 06/30/27 (g)	288	266
1.88%, 12/14/27, GBP (e) (i)	100	113
BPCE
4.50%, 03/15/25 (g)	636	628
Citigroup Inc.
4.15%, (100, 11/15/26) (h)	127	119
1.28%, 11/03/25	913	899
1.25%, 07/06/26, EUR (e)	555	580
1.75%, 10/23/26, GBP	200	234
5.17%, 02/13/30	547	543
2.98%, 11/05/30	618	550
2.56%, 05/01/32	432	359
COMMERZBANK Aktiengesellschaft
6.50%, (100, 10/09/29), EUR (e) (h)	200	210
7.88%, (100, 07/02/29), EUR (e) (h)	400	427
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (e)	100	115
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (e)	344	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
0.65%, 01/14/28, EUR (e) (i)	1,120	1,108
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (e) (h)	400	381
6.72%, 01/18/29 (f) (i)	480	492
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (e)	579	585
Ford Motor Credit Company LLC
4.87%, 08/03/27, EUR	363	398
5.80%, 03/08/29	852	849
Freedom Mortgage Corporation
12.00%, 10/01/28 (g)	200	215
FWD Group Investments Limited
8.40%, 04/05/29 (e)	6,254	6,394
General Motors Financial Company, Inc.
5.35%, 07/15/27	520	518
2.40%, 10/15/28	635	561
4.30%, 02/15/29, EUR (e)	374	407
4.30%, 04/06/29	762	724
Global Payments Inc.
4.95%, 08/15/27	381	377
4.88%, 03/17/31, EUR	269	297
Goldman Sachs Group Inc, The
1.54%, 09/10/27	630	578
1.95%, 10/21/27	409	377
0.25%, 01/26/28, EUR (e)	634	607
7.25%, 04/10/28, GBP	137	185
0.88%, 05/09/29, EUR (e)	588	553
HSBC Holdings PLC
1.75%, 07/24/27, GBP (i)	100	117
ING Groep N.V.
3.00%, 02/18/26, GBP (e)	100	122
Intesa Sanpaolo SPA
4.20%, 06/01/32 (g)	200	170
JPMorgan Chase & Co.
0.77%, 08/09/25	309	307
0.99%, 04/28/26, GBP (e)	345	420
1.09%, 03/11/27, EUR (e)	578	593
1.58%, 04/22/27	724	676
4.32%, 04/26/28	1,384	1,350
4.57%, 06/14/30	1,352	1,312
Kane Bidco Limited
6.50%, 02/15/27, GBP (g)	991	1,221
KBC Groep
1.25%, 09/21/27, GBP (e) (i)	100	116
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	308
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (e)	278	348
Mitsubishi UFJ Financial Group Inc
0.96%, 10/11/25	200	197
Morgan Stanley
0.86%, 10/21/25	190	187
1.16%, 10/21/25	367	362
1.34%, 10/23/26, EUR	705	733
5.65%, 04/13/28	1,356	1,369
3.77%, 01/24/29	805	766
2.24%, 07/21/32	174	142
5.47%, 01/18/35	665	663
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	436
NatWest Group PLC
2.88%, 09/19/26, GBP (i)	100	122
3.13%, 03/28/27, GBP (e)	100	122
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	200	206
Progroup AG
5.13%, 04/15/29, EUR	224	240
5.38%, 04/15/31, EUR (g)	288	305
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	100	93
3.63%, 03/01/29 (g)	100	91
Santander Holdings USA, Inc.
3.45%, 06/02/25	147	144
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (e)	100	123
Societe Generale
1.88%, 10/03/24, GBP (e)	100	125
Starwood Property Trust, Inc.
7.25%, 04/01/29 (f) (g)	100	101
Swedbank AB
1.38%, 12/08/27, GBP (e) (i)	100	116
Ter Finance (Jersey) Limited
0.00%, 01/02/25 (d) (g) (j)	5,181	4,954
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	600	542
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (e) (i)	100	119
Truist Financial Corporation
5.44%, 01/24/30	342	341
UBS Group AG
4.49%, 05/12/26 (g)	200	198
2.19%, 06/05/26 (g) (i)	449	434
5.62%, 09/13/30 (g) (i)	469	470
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (f) (g)	200	195
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (e)	200	211
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	100	99
USB Capital IX
6.61%(3 Month Term SOFR + 1.28%), (h) (k)	594	493
VistaJet Group Holding SA
9.50%, 06/01/28 (g)	100	88
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (f) (g)	100	88
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (g)	300	249
Wells Fargo & Company
1.38%, 10/26/26, EUR (e)	578	587
1.50%, 05/24/27, EUR (e)	882	890
4.81%, 07/25/28	1,163	1,147
5.50%, 01/23/35	1,380	1,375
Worldline
0.00%, 07/30/26, EUR (e) (i) (j)	178	177
		58,108
Consumer Discretionary 1.5%
Adient Global Holdings Ltd
8.25%, 04/15/31 (f) (g)	100	104
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	1,363	1,451
Affinity Gaming
6.88%, 12/15/27 (g)	285	252
Allison Transmission, Inc.
4.75%, 10/01/27 (g)	100	97
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	640	723
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	100	92
Aramark Services, Inc.
5.00%, 02/01/28 (g)	100	97
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (g)	100	91
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (g)	654	644
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	100	100
Bertrand Franchise Finance
6.50%, 07/18/30, EUR (e)	118	127
7.49%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (e) (k)	346	372
Boyd Gaming Corporation
4.75%, 06/15/31 (g)	100	91
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	100	98
Caesars Entertainment, Inc.
6.50%, 02/15/32 (g)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Churchill Downs Incorporated
6.75%, 05/01/31 (g)	200	201
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	637	721
Clarios Global LP
6.25%, 05/15/26 (g)	200	200
Dana Financing Luxembourg S.a r.l.
3.00%, 07/15/29, EUR (e)	641	618
8.50%, 07/15/31, EUR (e)	641	745
Dana Incorporated
4.25%, 09/01/30	100	87
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	1,296	1,565
5.50%, 06/15/27, GBP (g)	2,402	2,900
EG Global Finance PLC
11.00%, 11/30/28, EUR (g)	675	767
12.00%, 11/30/28 (g)	654	695
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	200	204
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (g)	100	92
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (g)	373	405
Forvia
2.75%, 02/15/27, EUR (e) (l)	1,929	1,970
Full House Resorts, Inc.
8.25%, 02/15/28 (f) (g)	46	44
Goldstory
6.75%, 02/01/30, EUR (g)	819	887
7.84%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (g) (k)	602	646
Hanesbrands Inc.
9.00%, 02/15/31 (f) (g)	200	210
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	200	199
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (f) (g)	100	93
Hyatt Hotels Corporation
5.38%, 04/23/25 (l) (m)	442	440
IHO Verwaltungs GmbH
3.75%, 09/15/26, EUR (e) (n)	640	674
3.88%, 05/15/27, EUR (e) (n)	618	649
8.75%, 05/15/28, EUR (e) (n)	654	748
International Game Technology PLC
6.25%, 01/15/27 (g)	300	301
Kohl's Corporation
4.63%, 05/01/31 (l) (m)	100	84
Las Vegas Sands Corp.
2.90%, 06/25/25	100	97
3.90%, 08/08/29	100	91
LG Electronics Inc.
5.63%, 04/24/27 (g)	232	233
LGI Homes, Inc.
8.75%, 12/15/28 (g)	845	880
Light and Wonder International, Inc.
7.50%, 09/01/31 (g)	100	103
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (g)	2,662	2,362
Lithia Motors, Inc.
3.88%, 06/01/29 (f) (g)	100	90
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	137	148
7.05%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (e) (k)	207	224
Lowe`s Companies, Inc.
4.80%, 04/01/26	551	546
Macy's Retail Holdings
6.13%, 03/15/32 (g)	100	96
MAHLE GmbH
6.50%, 05/02/31, EUR	767	835
MCE Finance Limited
5.63%, 07/17/27 (g)	200	190
MGM China Holdings Limited
4.75%, 02/01/27 (g)	200	190
MGM Resorts International
5.75%, 06/15/25	100	100
4.75%, 10/15/28	100	95
Murphy Oil USA, Inc.
3.75%, 02/15/31 (g)	100	88
NCL Corporation Ltd.
5.88%, 02/15/27 (g)	100	99
8.13%, 01/15/29 (g)	100	105
Newell Brands Inc.
5.70%, 04/01/26 (l) (m)	100	99
6.38%, 09/15/27 (f)	100	99
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (e)	340	356
Nordstrom, Inc.
4.25%, 08/01/31	100	89
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	1,024	1,269
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	100	72
5.88%, 09/01/31 (g)	100	68
PrestigeBidCo GmbH
0.00%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (e) (k)	198	213
Punch Finance PLC
6.13%, 06/30/26, GBP (e)	2,015	2,496
Rakuten Group, Inc.
9.75%, 04/15/29 (g)	1,679	1,735
RCI Banque
5.50%, 10/09/34, EUR	300	320
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (g)	100	94
4.00%, 10/15/30 (g)	200	176
Sally Holdings, LLC
6.75%, 03/01/32	485	479
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,295
Service Corporation International
4.00%, 05/15/31	100	89
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,646
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	100	102
STL Holding Company LLC
8.75%, 02/15/29 (f) (g)	340	355
Studio City Finance Limited
5.00%, 01/15/29 (g)	200	176
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	100	99
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f) (g)	100	90
Tenneco Inc.
8.00%, 11/17/28 (g)	835	759
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	200	191
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (e)	287	376
Travel + Leisure Co.
6.63%, 07/31/26 (g)	100	101
TUI Cruises GmbH
6.25%, 04/15/29, EUR (g)	521	569
Univision Communications Inc.
8.00%, 08/15/28 (g)	290	283
V.F. Corporation
2.40%, 04/23/25	147	143
Volkswagen Financial Services Aktiengesellschaft
0.88%, 01/31/28, EUR (e)	619	603
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (e)	100	124
4.25%, 10/09/25, GBP (e)	100	124
WMG Acquisition Corp.
3.75%, 12/01/29 (g)	100	91
Wynn Las Vegas, LLC
5.25%, 05/15/27 (g)	100	98
Wynn Macau, Limited
5.50%, 01/15/26 (g)	300	294

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (g)	100	104
Yum! Brands, Inc.
4.63%, 01/31/32	200	184
		42,617
Communication Services 1.4%
Altice France Holding S.A.
5.88%, 02/01/27, EUR (e)	642	513
AMC Networks, Inc.
10.25%, 01/15/29 (g)	423	417
4.25%, 02/15/29	827	558
4.25%, 02/15/29 (g) (i)	417	402
AT&T Inc.
2.90%, 12/04/26, GBP	245	294
5.50%, 03/15/27, GBP (e)	150	190
CCO Holdings, LLC
6.38%, 09/01/29 (g)	300	285
4.75%, 03/01/30 (g)	200	173
4.25%, 02/01/31 (g)	200	163
4.50%, 05/01/32	300	242
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (e) (i)	1,300	1,141
Charter Communications Operating, LLC
2.25%, 01/15/29	409	350
5.05%, 03/30/29	630	605
CK Hutchison Group Telecom Finance S.A.
2.63%, 10/17/34, GBP (e)	1,270	1,168
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	100	96
9.00%, 09/15/28 (g)	100	104
Comcast Corporation
3.95%, 10/15/25	222	219
0.25%, 09/14/29, EUR	326	296
Connect Finco SARL
6.75%, 10/01/26 (g)	200	193
CSC Holdings, LLC
5.50%, 04/15/27 (g)	856	695
11.25%, 05/15/28 (g)	200	175
11.75%, 01/31/29 (g)	491	419
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	200	188
8.88%, 02/01/30 (g)	100	98
DISH DBS Corporation
5.88%, 11/15/24 (f)	938	895
Dish Network Corporation
0.00%, 12/15/25 (i) (j)	652	474
3.38%, 08/15/26 (i)	258	161
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,662	1,729
8.63%, 03/15/31 (g)	1,100	1,133
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (g)	200	188
Frontier Florida LLC
6.86%, 02/01/28	1,354	1,353
Frontier North Inc.
6.73%, 02/15/28	300	288
GCI, LLC
4.75%, 10/15/28 (g)	204	186
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (g)	100	90
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	200	184
Gray Television, Inc.
5.38%, 11/15/31 (g)	100	57
Iliad Holding
5.13%, 10/15/26, EUR (e)	234	250
5.63%, 10/15/28, EUR (e)	1,893	2,015
6.88%, 04/15/31, EUR (e)	140	152
Informa Jersey Limited
3.13%, 07/05/26, GBP (e) (m)	100	121
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (g)	200	187
Kaixo Bondco Telecom SA.
5.13%, 09/30/29, EUR (e)	379	394
Kenbourne Invest S.A.
0.00%, 11/26/24 (a) (g) (o)	278	118
Lamar Media Corp.
4.88%, 01/15/29 (f)	100	96
Level 3 Financing, Inc.
4.63%, 09/15/27 (g)	940	491
11.00%, 11/15/29 (f) (g)	924	946
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	100	101
Match Group Holdings II, LLC
4.63%, 06/01/28 (f) (g)	100	94
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (e)	1,972	2,052
Netflix, Inc.
3.63%, 05/15/27, EUR (e)	1,048	1,125
News Corporation
3.88%, 05/15/29 (g)	100	92
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	100	95
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	100	89
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	100	97
4.25%, 01/15/29 (f) (g)	100	91
Paramount Global
7.88%, 07/30/30	628	644
6.38%, 03/30/62	941	830
Rogers Communications Inc.
5.00%, 02/15/29	630	622
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	100	94
4.00%, 07/15/28 (g)	200	181
3.88%, 09/01/31 (g)	100	82
SoftBank Group Corp
5.38%, 01/08/29, EUR (e)	774	828
5.75%, 07/08/32, EUR (e)	771	821
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	118	118
Sunrise FinCo I B.V.
4.88%, 07/15/31 (g)	550	499
TEGNA Inc.
4.63%, 03/15/28	100	91
5.00%, 09/15/29	100	88
Tele Columbus AG
0.00%, 03/19/29, EUR (a) (e) (n) (o)	640	507
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (e)	267	338
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (g)	200	189
T-Mobile USA, Inc.
3.50%, 04/15/31	483	433
2.70%, 03/15/32	747	625
United Group B.V.
8.08%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (g) (k)	642	691
Verizon Communications Inc.
1.13%, 11/03/28, GBP	100	108
4.25%, 10/31/30, EUR	506	561
VFU Funding PLC
6.20%, 02/11/25 (e)	214	189
Videotron Ltee
3.63%, 06/15/29 (g)	100	91
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (e)	782	839
4.13%, 08/15/30, GBP (e)	956	1,001
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	1,528	1,721
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	654	681
Vodafone Group Public Limited Company
8.00%, 08/30/86, GBP (e)	950	1,285
VZ Secured Financing B.V.
5.00%, 01/15/32 (g)	300	256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	950	876
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	539	429
		40,046
Consumer Staples 1.3%
AA Bond Co Limited
6.50%, 01/31/26, GBP (e) (l)	2,388	2,988
Allied Universal Holdco LLC
9.75%, 07/15/27 (g)	254	253
4.88%, 06/01/28, GBP (e)	1,913	2,173
7.88%, 02/15/31 (f) (g)	200	201
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (e)	100	125
APCOA Parking Holdings GmbH
8.91%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (k)	1,441	1,543
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (g)	100	92
8.00%, 02/15/31 (f) (g)	100	99
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	848	974
6.13%, 11/30/28, GBP (g)	1,497	1,720
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	1,486	1,333
Bellis Finco PLC
4.00%, 02/16/27, GBP (e)	1,294	1,497
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	949	1,055
5.75%, 05/15/30, EUR (g)	800	867
Boparan Finance PLC
7.63%, 11/30/25, GBP (e)	1,736	2,132
China Milk Products Group Limited
0.00%, 01/05/12 (a) (d) (i) (j) (o)	100	—
Coty Inc.
3.88%, 04/15/26, EUR (e)	1,611	1,714
5.00%, 04/15/26 (g)	100	99
5.75%, 09/15/28, EUR (e)	208	232
Darling Ingredients Inc.
5.25%, 04/15/27 (g)	100	98
DP World Salaam
6.00%, (100, 10/01/25) (e) (h)	260	258
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (g)	100	92
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	100	94
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (g)	215	214
General Mills, Inc.
0.13%, 11/15/25, EUR	916	934
0.45%, 01/15/26, EUR	721	734
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	216	217
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (f) (g)	200	123
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (e)	100	124
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	100	97
Lion/Polaris Lux 4 S.A.
0.00%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (e) (k)	242	259
Loxama
5.75%, 07/15/27, EUR (e)	641	681
6.38%, 05/31/29, EUR (e)	949	1,045
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	385	390
5.50%, 11/04/27, GBP (e)	833	971
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (e)	1,163	1,429
Performance Food Group, Inc.
4.25%, 08/01/29 (g)	100	91
Picard Groupe
6.38%, 07/01/29, EUR (e)	254	271
Pilgrim's Pride Corporation
3.50%, 03/01/32	200	169
6.88%, 05/15/34	100	106
Post Holdings, Inc.
4.63%, 04/15/30 (g)	200	184
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	100	99
6.25%, 01/15/28 (g)	100	98
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	413
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (e)	351	375
REI Agro Limited
0.00%, 11/13/14 (a) (e) (i) (o)	628	3
0.00%, 11/13/14 (a) (g) (i) (o)	185	1
Rekeep S.p.A.
7.25%, 02/01/26, EUR (e)	751	738
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,259	1,163
11.25%, 12/15/27 (g)	973	946
Safeway Inc.
3.25%, 03/15/26 (g)	100	96
6.50%, 02/15/28 (g)	100	100
3.50%, 03/15/29 (g)	100	90
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (e)	593	621
U.S. Foods Inc.
4.75%, 02/15/29 (g)	200	190
United Rentals (North America), Inc.
5.50%, 05/15/27	100	99
4.88%, 01/15/28	100	97
Verisure Holding AB
3.88%, 07/15/26, EUR (e)	334	353
3.25%, 02/15/27, EUR (e)	595	611
9.25%, 10/15/27, EUR (g)	680	769
7.13%, 02/01/28, EUR (g)	328	366
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	1,277	1,337
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (f)	100	94
		36,337
Industrials 0.8%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	147
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	205
Air Canada
3.88%, 08/15/26 (g)	121	115
Allegiant Travel Company
7.25%, 08/15/27 (f) (g)	372	355
Alstom
5.87%, (100, 05/29/29), EUR (e) (h)	200	217
American Airlines, Inc.
5.50%, 04/20/26 (g)	100	99
7.25%, 02/15/28 (g)	100	100
5.75%, 04/20/29 (g)	100	97
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	2,016	1,750
Berry Global, Inc.
1.57%, 01/15/26	976	917
Bombardier Inc.
8.75%, 11/15/30 (g)	100	108
Builders FirstSource, Inc.
6.38%, 06/15/32 (g)	100	100
Clean Harbors, Inc.
6.38%, 02/01/31 (g)	100	100
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (g)	383	375
Corporation De Securite Garda World
7.75%, 02/15/28 (g)	126	128
Crown Americas LLC
4.75%, 02/01/26	100	98
Delta Air Lines, Inc.
7.38%, 01/15/26	100	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Embraer Netherlands Finance B.V.
7.00%, 07/28/30 (g)	235	245
ESAB Corporation
6.25%, 04/15/29 (g)	333	335
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (e) (n)	287	306
Fraport AG Frankfurt Airport Services Worldwide
4.25%, 06/11/32, EUR (e)	325	351
GFL Environmental Inc.
3.75%, 08/01/25 (g)	100	99
4.75%, 06/15/29 (f) (g)	100	94
Graphic Packaging International, LLC
3.50%, 03/15/28 (f) (g)	100	92
H&E Equipment Services, Inc.
3.88%, 12/15/28 (f) (g)	100	90
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
7.65%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (g) (k)	516	556
Intrum AB
3.00%, 09/15/27, EUR (e)	541	373
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	1,035	1,057
Nova Alexandre III
9.11%, (3 Month EURIBOR + 5.25%), 07/15/29, EUR (g) (k)	424	453
Novelis Corporation
4.75%, 01/30/30 (g)	100	93
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	100	93
Pitney Bowes Inc.
6.88%, 03/15/27 (f) (g)	2,087	1,972
Rand Parent LLC
8.50%, 02/15/30 (f) (g)	1,564	1,582
Republic Services, Inc.
4.88%, 04/01/29	472	468
Rolls-Royce PLC
3.63%, 10/14/25 (g)	696	676
Sensata Technologies B.V.
5.00%, 10/01/25 (g)	100	101
Sensata Technologies, Inc.
4.38%, 02/15/30 (f) (g)	100	92
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (g)	753	811
9.75%, 11/15/30 (g)	1,933	2,132
Spirit Airlines, Inc.
8.00%, 09/20/25 (g)	230	167
Standard Building Solutions Inc.
4.75%, 01/15/28 (g)	100	95
3.38%, 01/15/31 (g)	100	84
Stem, Inc.
0.50%, 12/01/28 (g) (i)	115	46
The ADT Security Corporation
4.13%, 08/01/29 (g)	100	92
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (e)	1,175	1,210
TransDigm Inc.
6.75%, 08/15/28 (g)	100	101
4.63%, 01/15/29	200	187
6.63%, 03/01/32 (g)	200	202
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (g)	214	213
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	100	97
4.63%, 04/15/29 (g)	100	93
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,621	1,671
		21,342
Health Care 0.6%
Amgen Inc.
5.25%, 03/02/25	816	814
5.51%, 03/02/26	1,362	1,362
5.50%, 12/07/26, GBP (e)	100	128
2.30%, 02/25/31	323	272
Avantor, Inc.
4.63%, 07/15/28 (g)	100	95
3.88%, 11/01/29 (g)	100	91
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	60	62
Baxter International Inc.
2.27%, 12/01/28	630	555
Becton Dickinson Euro Finance S.A. R.L.
3.55%, 09/13/29, EUR	926	988
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	100	98
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	100	91
Elevance Health, Inc.
4.10%, 03/01/28	425	410
Encompass Health Corporation
4.50%, 02/01/28	100	95
4.75%, 02/01/30	100	94
HCA Inc.
5.25%, 06/15/26	441	439
4.50%, 02/15/27	252	246
5.63%, 09/01/28	784	791
3.38%, 03/15/29	283	260
4.13%, 06/15/29	432	409
3.50%, 09/01/30	828	747
5.45%, 04/01/31	165	165
Hologic, Inc.
4.63%, 02/01/28 (g)	100	96
3.25%, 02/15/29 (g)	100	90
IQVIA Inc.
5.00%, 05/15/27 (g)	200	195
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	200	186
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	926	998
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	100	94
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	200	184
5.25%, 10/01/29 (g)	100	95
Organon & Co.
5.13%, 04/30/31 (g)	300	269
Solventum Corporation
5.40%, 03/01/29 (g)	687	684
Takeda Pharmaceutical Co Ltd
2.25%, 11/21/26, EUR (e)	541	563
Tenet Healthcare Corporation
4.38%, 01/15/30	100	93
6.75%, 05/15/31	300	305
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (e)	328	327
3.75%, 05/09/27, EUR (e)	648	677
7.38%, 09/15/29, EUR	1,089	1,290
7.88%, 09/15/31, EUR	569	701
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	576
		15,635
Information Technology 0.5%
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	280	281
AMS-Osram AG
2.13%, 11/03/27, EUR (e) (i)	1,300	1,092
10.50%, 03/30/29, EUR (g)	957	1,070
Atos
0.00%, 11/06/24, EUR (a) (e) (i) (j) (o)	100	14
0.00%, 05/07/25 - 11/12/29, EUR (a) (e) (o)	700	83
Broadcom Inc.
4.75%, 04/15/29	754	743
2.45%, 02/15/31 (g)	337	284
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	665	639
9.00%, 09/30/29 (g)	254	246
Commscope Finance LLC
6.00%, 03/01/26 (g)	310	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
CommScope Holding Company, Inc.
6.00%, 06/15/25 (f) (g)	535	436
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (e)	298	297
Entegris Escrow Corporation
4.75%, 04/15/29 (f) (g)	300	287
Fair Isaac Corporation
5.25%, 05/15/26 (g)	100	99
Gen Digital Inc.
6.75%, 09/30/27 (g)	100	101
GoTo Group, Inc.
5.50%, 05/01/28 (g)	1,047	635
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (g)	831	887
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	568
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	645	698
NXP B.V.
3.15%, 05/01/27	151	143
Open Text Corporation
3.88%, 02/15/28 (g)	100	93
4.13%, 12/01/31 (g)	100	88
Oracle Corporation
2.30%, 03/25/28	1,123	1,015
2.88%, 03/25/31	1,147	992
RingCentral, Inc.
8.50%, 08/15/30 (f) (g)	1,287	1,344
Seagate HDD Cayman
8.25%, 12/15/29	888	952
8.50%, 07/15/31 (f)	501	539
9.63%, 12/01/32	895	1,020
Veritas USA Inc.
7.50%, 09/01/25 (g)	140	121
VMware LLC
4.65%, 05/15/27 (m)	315	310
Western Digital Corporation
4.75%, 02/15/26	200	196
		15,546
Energy 0.5%
Antero Midstream Partners LP
6.63%, 02/01/32 (g)	100	101
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	100	99
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	100	102
BG Energy Capital PLC
5.13%, 12/01/25, GBP (e)	267	336
Bip-V Chinook
5.50%, 06/15/31 (g)	300	284
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (e)	700	724
Buckeye Partners, L.P.
4.13%, 12/01/27	100	93
California Resources Corporation
8.25%, 06/15/29 (g)	353	360
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (g)	1,070	1,014
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	938	984
CNX Resources Corporation
7.38%, 01/15/31 (g)	100	102
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	100	97
5.88%, 01/15/30 (g)	100	93
CrownRock, L.P.
5.00%, 05/01/29 (g)	100	99
DT Midstream, Inc.
4.13%, 06/15/29 (g)	100	92
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	331	338
Ecopetrol S.A.
8.88%, 01/13/33	200	207
8.38%, 01/19/36	140	138
Empresa Nacional del Petroleo
6.15%, 05/10/33 (g)	200	200
Energean Israel Finance Ltd
8.50%, 09/30/33 (g)	164	155
EnLink Midstream Partners, LP
4.85%, 07/15/26 (f)	200	196
Enlink Midstream, LLC
5.63%, 01/15/28 (g)	100	99
6.50%, 09/01/30 (g)	100	102
EQM Midstream Partners, LP
6.00%, 07/01/25 (g)	200	200
7.50%, 06/01/27 - 06/01/30 (g)	265	277
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	100	99
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (g)	100	107
Kondor Finance PLC
7.13%, 07/19/26, EUR (e)	107	90
Korea National Oil Corporation
4.88%, 04/03/28 (e)	200	198
Leviathan Bond Ltd
6.75%, 06/30/30 (e)	64	57
Murphy Oil Corporation
5.88%, 12/01/27	100	100
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	200	204
NuStar Logistics, L.P.
5.75%, 10/01/25	100	99
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,483
Parkland Corporation
4.50%, 10/01/29 (g)	100	92
PBF Holding Company LLC
7.88%, 09/15/30 (g)	100	102
Petroleos Mexicanos
8.75%, 06/02/29	197	193
5.95%, 01/28/31	389	314
6.70%, 02/16/32	100	84
Pluspetrol Camisea SA
6.24%, 07/03/36 (g)	95	95
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	361	336
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (g)	287	292
6.95%, 03/05/54 (g)	200	203
Range Resources Corporation
4.75%, 02/15/30 (g)	100	94
Rockies Express Pipeline LLC
4.95%, 07/15/29 (f) (g)	100	94
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (g)	869	832
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	204	182
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (g)	269	278
SM Energy Company
6.63%, 01/15/27	100	100
Southwestern Energy Company
4.75%, 02/01/32	100	92
Sunoco LP
7.00%, 09/15/28 (g)	100	103
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	100	101
TotalEnergies Capital International
1.66%, 07/22/26, GBP (e)	100	119
Transocean Inc
8.25%, 05/15/29 (g)	488	489
USA Compression Finance Corp.
6.88%, 09/01/27	100	100
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/30 (g)	100	102
Vine Energy Holdings LLC
6.75%, 04/15/29 (g)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
YPF S.A.
9.50%, 01/17/31 (g)	158	160
		13,586
Real Estate 0.4%
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,355
HAT Holdings I LLC
3.38%, 06/15/26 (g)	362	342
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (e)	481	479
1.38%, 03/03/27, EUR (e)	481	447
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA
6.25%, 05/17/27, EUR (e) (l)	904	974
Iron Mountain Incorporated
5.25%, 03/15/28 (g)	100	97
7.00%, 02/15/29 (g)	100	102
4.50%, 02/15/31 (g)	100	90
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (e) (h)	200	197
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	100	99
RHP Hotel Properties, LP
7.25%, 07/15/28 (g)	100	103
SBA Communications Corporation
3.88%, 02/15/27	100	95
3.13%, 02/01/29 (f)	100	89
SBB Treasury Oyj
0.75%, 12/14/28, EUR (e)	256	175
1.13%, 11/26/29, EUR (e)	256	172
Service Properties Trust
3.95%, 01/15/28 (f)	100	84
8.38%, 06/15/29	1,657	1,630
4.95%, 10/01/29	200	153
8.63%, 11/15/31 (g)	405	422
8.88%, 06/15/32	1,800	1,678
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,153	1,134
VICI Properties Inc.
4.63%, 06/15/25 (g)	188	186
4.50%, 09/01/26 (g)	152	148
		10,251
Materials 0.3%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (d) (g) (n)	506	77
0.00%, 10/01/28 (d) (g) (l) (n)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	254
Avient Corporation
7.13%, 08/01/30 (g)	100	102
Ball Corporation
6.88%, 03/15/28	100	103
6.00%, 06/15/29	100	101
Big River Steel LLC
6.63%, 01/31/29 (g)	420	421
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	200	152
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (g)	200	200
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (g)	100	99
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	661	700
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	193
2.63%, 04/28/28 (e)	200	180
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	663	646
9.38%, 03/01/29 (g)	200	209
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (g)	100	98
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,535	1,266
INEOS Finance PLC
6.63%, 05/15/28, EUR (g)	612	676
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (e)	336	380
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (g)	348	311
Methanex Corporation
5.13%, 10/15/27 (f)	100	96
Mineral Resources Limited
8.00%, 11/01/27 (g)	100	102
9.25%, 10/01/28 (g)	228	239
Nobian Finance B.V.
3.63%, 07/15/26, EUR (e)	641	672
Olin Corporation
5.63%, 08/01/29	100	98
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	203
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	563
PT Freeport Indonesia
4.76%, 04/14/27 (e)	347	340
Samarco Mineracao S/A
9.05%, 06/30/31 (e) (l) (n)	113	105
Sasol Financing USA LLC
6.50%, 09/27/28	200	191
Scotts Miracle-Gro Company, The
4.50%, 10/15/29	100	91
Sealed Air Corporation
7.25%, 02/15/31 (g)	100	103
The Chemours Company
5.38%, 05/15/27 (f)	100	95
5.75%, 11/15/28 (g)	100	92
Vale Overseas Ltd
6.40%, 06/28/54	90	89
WestRock Company
4.00%, 03/15/28	126	121
		9,368
Utilities 0.3%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (h)	275	291
AES Andes SA
6.30%, 03/15/29 (g)	200	201
Alexander Funding Trust II
7.47%, 07/31/28 (g)	295	311
AmeriGas Partners, L.P.
9.38%, 06/01/28 (g)	100	103
Calpine Corporation
5.25%, 06/01/26 (g)	100	99
4.63%, 02/01/29 (g)	100	93
Centrica PLC
6.50%, 05/21/55, GBP (e)	150	191
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	571
Edison International
7.88%, 06/15/54 (f)	230	237
FirstEnergy Corp.
4.15%, 07/15/27 (l) (m)	100	96
National Grid PLC
0.16%, 01/20/28, EUR (e)	785	742
NRG Energy, Inc.
3.38%, 02/15/29 (g)	100	89
3.63%, 02/15/31 (g)	100	86
Pacific Gas And Electric Company
6.10%, 01/15/29 (f)	953	974
PG&E Corporation
5.00%, 07/01/28	100	96
Southern California Edison Company
4.20%, 03/01/29	508	486
6.65%, 04/01/29	191	200
Talen Energy Supply, LLC
8.63%, 06/01/30 (g)	330	352
Thames Water Utilities Finance PLC
4.00%, 06/19/25, GBP (e)	342	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,715	1,686
7.75%, 10/15/31 (g)	835	870
		8,162
Total Corporate Bonds And Notes (cost $280,066)		270,998
GOVERNMENT AND AGENCY OBLIGATIONS 6.3%
Sovereign 3.4%
Cabinet of Ministers of Ukraine
0.00%, 09/01/25 - 09/01/26 (a) (e) (o)	470	147
0.00%, 03/15/35 (a) (g) (o)	477	137
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	201
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	608	458
7.60%, 08/12/39, PEN (g)	4,651	1,225
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	273
6.00%, 04/28/28, COP	8,264,800	1,743
8.00%, 04/20/33	329	341
Estado Espanol
3.45%, 10/31/34, EUR (g)	5,821	6,249
2.90%, 10/31/46, EUR (e)	3,558	3,267
3.45%, 07/30/66, EUR	2,764	2,606
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (g)	260	272
6.60%, 06/13/36 (g)	200	201
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	7,960	205
5.75%, 10/28/34	353	367
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	60,015	3,053
3.75%, 01/11/28	280	264
8.50%, 03/01/29, MXN	9,906	509
2.66%, 05/24/31	200	164
7.50%, 05/26/33, MXN	51,867	2,442
6.35%, 02/09/35	407	409
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	276
Government of the Republic of Panama
6.40%, 02/14/35	359	342
Government of the Sultanate of Oman
6.50%, 03/08/47 (e)	300	299
HM Treasury
3.75%, 10/22/53, GBP (e)	2,943	3,180
0.50%, 10/22/61, GBP (e)	16,502	6,181
Ireland, Government of
2.60%, 10/18/34, EUR (e)	3,059	3,157
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (e)	240	270
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	11,178,200	2,386
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	200
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	195
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.40%, 06/06/27 (g)	200	196
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	200	194
Presidencia da Republica
0.00%, 07/01/24, BRL (j)	90,281	16,144
10.00%, 01/01/25 - 01/01/27, BRL	38,772	6,728
7.13%, 05/13/54	264	257
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	304
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	324	322
4.50%, 01/30/30 (g)	370	339
7.05%, 02/03/31 (g)	150	155
4.88%, 09/23/32 (g)	198	178
10.75%, 06/01/36, DOP (g)	50,800	867
Romania, Government of
2.50%, 02/08/30, EUR (e)	374	349
2.12%, 07/16/31, EUR (e)	210	181
Sandor-Palota
6.75%, 10/22/28, HUF	477,120	1,295
5.25%, 06/16/29 (g)	344	337
5.38%, 09/12/33, EUR (e)	171	190
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (e)	399	385
Senegal, Government of
6.25%, 05/23/33 (e)	204	171
South Africa, Parliament of
10.50%, 12/21/26, ZAR	45,853	2,616
8.00%, 01/31/30, ZAR	25,208	1,271
5.88%, 04/20/32	273	253
9.00%, 01/31/40, ZAR	27,128	1,176
8.75%, 01/31/44, ZAR	37,348	1,539
5.00%, 10/12/46	200	140
The Arab Republic of Egypt
5.63%, 04/16/30, EUR (e)	106	91
8.50%, 01/31/47 (g)	200	148
7.50%, 02/16/61 (g)	200	134
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	311	302
The Republic of Indonesia, The Government of
7.00%, 05/15/27, IDR	25,940,000	1,598
8.25%, 05/15/36, IDR	23,701,000	1,575
7.13%, 06/15/38, IDR (e)	34,259,000	2,099
The Republic of Uzbekistan
5.38%, 05/29/27, EUR	108	115
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	13,758	434
26.20%, 10/05/33, TRY	41,159	1,238
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	60,930	2,451
5.00%, 09/30/30, CZK	46,980	2,107
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	7,678	1,842
2.75%, 10/25/29, PLN	19,031	4,147
4.88%, 10/04/33	140	136
5.50%, 04/04/53	213	207
Vlada Crne Gore
2.88%, 12/16/27, EUR (e)	106	104
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (e)	115	128
		95,462
Mortgage-Backed Securities 1.5%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 07/15/54 (p)	45,998	40,712
U.S. Treasury Note 1.1%
Treasury, United States Department of
4.00%, 12/15/25 (c)	20,893	20,622
4.63%, 09/30/28 (c)	10,373	10,460
		31,082
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/24, BRL (q)	3,147	2,465
Municipal 0.1%
Florida Development Finance Corporation
12.00%, 07/15/32	980	1,043
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	1,335	1,337
		2,380
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (k)	9,121	262
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (k)	1,350	69
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (k)	1,725	116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Interest Only, Series X1-K109, REMIC, 1.69%, 04/25/30 (k)	2,369	170
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (k)	1,384	103
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (k)	1,207	80
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (k)	7,690	379
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.86%, 09/25/30 (k)	255	241
		1,420
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 8.74%, (SOFR 30-Day Average + 3.40%), 01/25/32 (k)	331	342
Total Government And Agency Obligations (cost $180,974)		173,863
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (k)	665	617
Accesslex Institute
Series 2007-A3-A, 5.90%, (3 Month Term SOFR + 0.56%), 05/25/36 (k)	177	172
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.99%, (3 Month Term SOFR + 1.66%), 07/20/34 (k)	250	250
Series 2020-BR-5A, 7.29%, (3 Month Term SOFR + 1.96%), 07/20/34 (k)	267	268
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (l)	3,111	2,644
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (l)	502	377
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (l)	203	138
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (l)	332	212
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 8.54%, (1 Month Term SOFR + 3.21%), 04/15/26 (k)	817	583
Apidos CLO XV
Series 2013-A1RR-15A, 6.60%, (3 Month Term SOFR + 1.27%), 04/21/31 (k)	210	211
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	159
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.79%, (1 Month Term SOFR + 1.46%), 11/17/36 (k)	105	105
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 7.18%, (1 Month Term SOFR + 1.85%), 05/15/37 (k)	1,285	1,283
Ares LV CLO Ltd
Series 2020-BR-55A, 7.29%, (3 Month Term SOFR + 1.96%), 07/17/34 (k)	424	425
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 7.29%, (3 Month Term SOFR + 1.96%), 07/19/34 (k)	300	300
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (k)	130	124
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.57%, (SOFR 30-Day Average + 2.20%), 01/19/37 (k)	550	550
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	104
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 7.13%, (3 Month Term SOFR + 1.81%), 01/25/35 (k)	250	249
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.77%, (3 Month Term SOFR + 1.44%), 07/17/34 (k)	285	285
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 5.97%, (1 Month Term SOFR + 0.62%), 10/27/36 (k) (l)	44	43
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 6.65%, (1 Month Term SOFR + 1.32%), 03/16/37 (k) (l)	744	657
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.37%, 02/18/54 (k)	8,321	458
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.78%, (3 Month Term SOFR + 1.45%), 07/20/34 (k)	250	250
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 07/16/35 (k)	1,034	1,029
Series 2018-C-ATLS, REMIC, 7.53%, (1 Month Term SOFR + 2.20%), 07/16/35 (k)	459	456
BlueMountain CLO Ltd
Series 2021-A-28A, 6.85%, (3 Month Term SOFR + 1.52%), 04/17/34 (k)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 7.09%, (3 Month Term SOFR + 1.76%), 07/15/31 (k)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 8.71%, 06/15/26 (k)	376	373
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 7.10%, (1 Month Term SOFR + 1.77%), 05/01/30 (k)	375	375
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 04/15/36 (k)	303	299
Series 2021-B-SSCP, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 04/15/36 (k)	698	679
Series 2021-C-SSCP, REMIC, 6.79%, (1 Month Term SOFR + 1.46%), 04/15/36 (k)	1,075	1,034
Series 2021-D-SSCP, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 04/15/36 (k)	798	762
Series 2021-E-SSCP, REMIC, 7.54%, (1 Month Term SOFR + 2.21%), 04/15/36 (k)	691	661
Series 2021-F-SSCP, REMIC, 8.34%, (1 Month Term SOFR + 3.01%), 04/15/36 (k)	661	633
Series 2021-G-SSCP, REMIC, 9.24%, (1 Month Term SOFR + 3.91%), 04/15/36 (k)	757	729
Series 2021-H-SSCP, REMIC, 10.35%, (1 Month Term SOFR + 5.02%), 04/15/36 (k)	530	512
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	515
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	205
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.69%, (1 Month Term SOFR + 3.36%), 10/15/25 (k)	147	144
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.24%, (1 Month Term SOFR + 2.91%), 06/15/38 (k)	1,231	1,208
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 8.25%, (1 Month Term SOFR + 2.92%), 05/15/26 (k)	897	883
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/15/38 (k)	341	337
Series 2021-F-XL2, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 10/15/38 (k)	1,767	1,741
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 6.84%, (1 Month Term SOFR + 1.54%), 05/15/26 (k)	490	486
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.72%, (1 Month Term SOFR + 1.39%), 03/15/26 (k)	912	906
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (k)	1,238	1,090
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (k)	1,735	1,469
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 10/15/36 (k)	1,405	1,377
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 01/15/34 (k)	391	383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Series 2021-F-MFM1, REMIC, 8.44%, (1 Month Term SOFR + 3.11%), 01/15/34 (k)	598	590
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (k)	1,015	1,008
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 06/15/41 (k)	410	408
Series 2024-F-VLT4, REMIC, 9.27%, (1 Month Term SOFR + 3.94%), 06/15/41 (k)	1,025	1,016
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.76%, (1 Month Term SOFR + 2.20%), 12/15/37 (k)	130	129
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 6.69%, (3 Month Term SOFR + 1.36%), 04/15/32 (k)	250	250
Series 2019-BR-1A, 7.29%, (3 Month Term SOFR + 1.96%), 04/15/32 (k)	250	250
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 7.29%, (3 Month Term SOFR + 1.96%), 01/17/34 (k)	250	251
Catskill Park CLO Ltd
Series 2017-A1B-1A, 6.94%, (3 Month Term SOFR + 1.61%), 04/20/29 (k)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (k)	132	116
Chenango Park CLO, Ltd
Series 2018-A2-1A, 7.14%, (3 Month Term SOFR + 1.81%), 04/15/30 (k)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 5.51%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (e) (k)	100	107
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 7.39%, (3 Month Term SOFR + 2.06%), 10/22/31 (k)	350	350
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 7.04%, (3 Month Term SOFR + 1.71%), 01/22/31 (k)	250	250
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (k)	960	957
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, 9.79%, (1 Month Term SOFR + 4.49%), 06/17/41 (k)	490	489
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 6.51%, (1 Month Term SOFR + 1.16%), 11/25/35 (k) (l)	44	44
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.98%, (3 Month Term SOFR + 1.66%), 04/17/30 (k)	258	257
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (k)	96	88
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 10.31%, (1 Month Term SOFR + 4.98%), 10/15/37 (k)	200	188
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	544	514
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 6.38%, (1 Month Term SOFR + 1.05%), 05/15/35 (k) (l)	128	127
Series 2018-D-BIOD, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 05/15/35 (k) (l)	288	285
Series 2018-F-BIOD, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 05/15/35 (k) (l)	1,179	1,161
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 7.24%, (3 Month Term SOFR + 1.91%), 07/15/30 (k)	250	250
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.79%, 06/11/27 (k)	918	918
Elmwood CLO II Ltd
Series 2019-BR-2A, 7.24%, (3 Month Term SOFR + 1.91%), 04/20/34 (k)	350	350
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 8.11%, (1 Month Term SOFR + 2.78%), 11/15/38 (k)	1,009	989
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 07/15/38 (k)	1,976	1,972
Series 2021-E-ESH, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 07/15/38 (k)	1,380	1,378
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 7.92%, (1 Month Term SOFR + 2.58%), 05/19/27 (k)	1,343	1,350
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.79%, (1 Month Term SOFR + 2.46%), 02/15/38 (k)	120	6
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	491	386
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.46%, (1 Month Term SOFR + 1.13%), 07/15/39 (k)	673	669
GS Mortgage Securities Corp.
Series 2022-A-ECI, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 08/15/24 (k)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 8.38%, (1 Month Term SOFR + 3.05%), 11/15/36 (k)	1,944	1,889
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 10/15/26 (k)	239	237
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 06/16/36 (k)	230	213
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	554
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.82%, 12/12/53 (k)	979	73
Harvest CLO XVIII Designated Activity Company
Series B-18X, 5.11%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (e) (k)	102	109
Harvest CLO XXXII Designated Activity Company
Series D-32X, 7.30%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (e) (k)	322	345
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 6.87%, (1 Month Term SOFR + 1.60%), 05/15/26 (k)	821	819
Series 2024-D-ORL, REMIC, 8.52%, (1 Month Term SOFR + 3.25%), 05/15/26 (k)	867	865
Holland Park CLO Designated Activity Company
Series A1RR-1X, 4.74%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (e) (k)	100	107
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (k)	138	122
Huntington Bank Auto Credit-Linked Notes Series 20
Series 2024-B2-1, 6.73%, (SOFR 30-Day Average + 1.40%), 02/20/28 (k)	1,069	1,069
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	337
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2022-A-NXSS, REMIC, 7.51%, (1 Month Term SOFR + 2.18%), 09/16/24 (k)	287	287
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 8.07%, (1 Month Term SOFR + 2.74%), 07/08/33 (k) (l)	192	152
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.89%, (1 Month Term SOFR + 2.56%), 04/15/26 (k)	1,190	1,179
Series 2021-F-MHC, REMIC, 8.39%, (1 Month Term SOFR + 3.06%), 04/15/26 (k)	520	515
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (k)	481	387
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (k)	2,532	2,015
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (k)	3,692	3,185
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (k)	1,620	1,058
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 8.51%, 06/15/26 (k)	340	338
LBA Trust 2024-BOLT
Series 2024-F-BOLT, REMIC, 9.74%, 06/15/26 (k)	149	149
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 8.20%, (1 Month Term SOFR + 2.86%), 10/15/38 (k)	191	189
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	178	177
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	431	429
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (k)	253	253
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (k)	2,502	2,500
Series 2021-G-MDLN, REMIC, 10.69%, (1 Month Term SOFR + 5.36%), 11/15/38 (k)	2,688	2,688
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.55%, (1 Month Term SOFR + 1.21%), 07/18/36 (k)	365	362
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.70%, (1 Month Term SOFR + 3.37%), 12/16/26 (k)	1,316	1,236
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.54%, (1 Month Term SOFR + 2.22%), 04/15/26 (k)	1,281	1,267
Series 2021-F-MHC, REMIC, 8.04%, (1 Month Term SOFR + 2.72%), 04/15/26 (k)	143	142
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 8.19%, (1 Month Term SOFR + 2.86%), 07/15/38 (k)	602	594
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.47%, 07/17/25 (k)	99	91
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (k)	338	296
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	336	310
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,033
Series 2021-D-DA, 4.00%, 04/15/60	370	330
Series 2021-A-DA, 6.51%, (Prime + -1.99%), 04/15/60 (k)	1,197	1,152
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	2,579	2,585
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	785
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	816
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	107
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 5.10%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (e) (k)	104	111
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.99%, (3 Month Term SOFR + 1.66%), 04/28/31 (k)	200	200
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 7.29%, (3 Month Term SOFR + 1.96%), 10/20/34 (k)	250	250
OCP Euro CLO 2017-2 Designated Activity Company
Series 2017-B-2X, 5.26%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (e) (k)	104	111
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 7.24%, (3 Month Term SOFR + 1.91%), 07/02/35 (k)	256	256
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	272	271
Penta CLO 17 DAC
Series 2024-D-17X, 0.00%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (k)	350	375
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.79%, (1 Month Term SOFR + 3.46%), 07/15/38 (k)	141	93
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.96%, (1 Month Term SOFR + 2.61%), 07/25/51 (k)	78	78
Series 2021-C-1A, 9.21%, (1 Month Term SOFR + 3.86%), 07/25/51 (k)	68	68
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	386
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.85%, (1 Month Term SOFR + 2.50%), 10/25/39 (k)	1,655	1,658
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.99%, (3 Month Term SOFR + 1.66%), 04/20/34 (k)	250	247
RR 28 Ltd
Series 2024-A1R-28RA, 6.87%, 04/15/37 (k)	762	768
Sesac Finance LLC
Series 2019-A2-1, REMIC, 5.22%, 07/25/26	152	148
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 7.24%, (3 Month Term SOFR + 1.91%), 04/20/33 (k)	250	250
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 10.19%, (1 Month Term SOFR + 4.86%), 10/15/41 (k)	1,608	1,683
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,471	1,261
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	214	199
Series 2021-C-C, REMIC, 3.00%, 01/15/53	127	109
Series 2021-D-C, REMIC, 3.93%, 01/15/53	54	48
SPLT_23-1: A ABS
Series 2023-A-1, 6.00%, 09/13/27 (k)	2,324	2,330
SPLT_23-1: R1 ABS
Series 2023-R1-1, 0.00%, 11/12/30 (k)	27	1,304
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	1,887	1,888
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (k)	24	1,088
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 7.37%, (1 Month Term SOFR + 2.04%), 07/15/36 (k)	501	494
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 11/15/38 (k)	247	244
Series 2021-F-MFP, REMIC, 8.07%, (1 Month Term SOFR + 2.74%), 11/15/38 (k)	1,438	1,417
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 8.06%, (1 Month Term SOFR + 2.73%), 11/16/26 (k)	700	690
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	833	845
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.71%, (3 Month Term SOFR + 1.38%), 01/17/34 (k)	250	250
TICP CLO XII, Ltd.
Series 2018-BR-12A, 7.24%, (3 Month Term SOFR + 1.91%), 07/17/34 (k)	250	250
Tikehau CLO XII DAC
Series D-12X, 0.00%, 10/20/38, EUR (k)	570	610
Trestles CLO III Ltd
Series 2020-A1-3A, 6.92%, (3 Month Term SOFR + 1.59%), 01/20/33 (k)	380	380
Trinitas CLO XIV, Ltd.
Series 2020-BR-14A, 7.27%, (3 Month Term SOFR + 1.95%), 01/25/34 (k)	260	260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Series 2020-CR-14A, 7.72%, (3 Month Term SOFR + 2.40%), 01/25/34 (k)	260	260
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	158
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (k)	325	296
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 6.63%, (3 Month Term SOFR + 1.30%), 04/20/34 (k)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 5.58%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (k)	250	267
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (k)	500	487
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (k)	269	242
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (k)	332	290
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.92%, 07/17/53 (k)	4,866	396
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.64%, 04/17/54 (k)	2,837	196
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.31%, 07/15/27 (k)	417	410
Whitebox CLO I Ltd
Series 2019-BRR-1A, 7.08%, 07/24/36 (k)	250	250
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.80%, (3 Month Term SOFR + 1.48%), 10/24/34 (k)	213	213
Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,518)		104,471
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Industrials 0.6%
AERNNOVA Aerospace SAU
Term Loan B, 0.00%, (EURIBOR + 4.00%), 12/31/29, EUR (k) (r)	1,303	1,388
Apleona
Term Loan B, 0.00%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (k) (r)	1,200	1,285
Babilou Family
Term Loan, 7.89%, (EURIBOR + 4.25%), 11/17/27, EUR (k)	3,036	3,238
Cervantes Bidco SL
Term Loan - B2, 0.00%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (k) (r)	742	792
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 11.75%, (SOFR + 6.25%), 02/03/29 (d) (k)	643	566
Finco Utilitas
Term Loan B, 0.00%, (EURIBOR + 3.75%), 12/31/29, EUR (k) (r)	780	835
Lorca Finco PLC
Term Loan B3, 0.00%, (EURIBOR + 3.50%), 04/18/31, EUR (k) (r)	1,774	1,896
Nielsen Consumer Inc
Term Loan B, 0.00%, (3 Month EURIBOR + 4.75%), 12/31/29, EUR (k) (r)	2,500	2,672
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.50%), 12/31/49, EUR (k) (r)	1,000	1,067
Sector Alarm Holding AS
Term Loan B, 0.00%, (EURIBOR + 4.25%), 12/31/29, EUR (k) (r)	814	869
TK Elevator Midco GmbH
Term Loan, 8.33%, (3 Month EURIBOR + 4.00%), 04/11/30, EUR (k)	1,017	1,086
Vaco Holdings, LLC
2022 Term Loan, 10.43%, (3 Month Term SOFR + 5.00%), 01/07/29 (k)	658	652
		16,346
Consumer Discretionary 0.5%
Aimbridge Acquisition Co Inc
Term Loan, 10.19%, (SOFR + 6.00%), 02/01/26 (k)	1,363	1,340
American Auto Auction Group, LLC
Term Loan, 10.46%, (SOFR + 5.00%), 01/27/28 (k)	265	264
CD&R Firefly Bidco Limited
Term Loan, 11.20%, (SONIA + 5.75%), 02/20/29, GBP (k)	643	812
First Brands Group LLC
Term Loan B, 8.87%, (EURIBOR + 5.00%), 03/30/27, EUR (k)	994	1,063
Hydrofarm Holdings Group, Inc.
Term Loan, 10.94%, (LIBOR + 5.50%), 10/21/28 (d) (k)	396	319
J&J Ventures Gaming, LLC
Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 04/07/28 (k)	632	631
Jack Ohio Finance, LLC
Term Loan, 10.19%, (SOFR + 4.75%), 09/30/28 (k)	317	317
Maverick Gaming LLC
TL-FO, 0.00%, (SOFR + 7.50%), 06/03/28 (k) (r)	49	47
Term Loan, 11.06%, (SOFR + 7.50%), 06/03/28 (k)	248	238
Term Loan, 12.80%, (SOFR + 7.50%), 06/03/28 (k)	474	332
Parts Europe
Term Loan, 7.65%, (3 Month EURIBOR + 3.75%), 01/22/31, EUR (k)	2,132	2,281
PAX MidCo Spain, S.L.U.
Term Loan - B3, 8.83%, (EURIBOR + 5.00%), 12/31/29, EUR (k)	1,632	1,737
Peer Holdings III BV
Term Loan - B6, 0.00%, (3 Month EURIBOR + 3.25%), 12/31/29, EUR (k) (r)	3,600	3,847
		13,228
Information Technology 0.4%
Altar Bidco, Inc.
Term Loan, 10.40%, (SOFR + 5.60%), 11/09/28 (k)	2,318	2,260
DRI Holdings, Inc
Term Loan, 10.68%, (SOFR + 5.25%), 12/15/28 (k)	549	527
ECL Entertainment, LLC
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/31/30 (k)	1,750	1,755
GoTo Group Inc
Term Loan, 10.18%, (SOFR + 4.75%), 04/28/28 (k)	1,668	1,185
Mosel Bidco Se
Term Loan, 8.65%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (k)	1,239	1,326
Quartz Acquireco LLC
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 11/18/28 (k)	626	626
Redstone Holdco 2 L.P.
Term Loan, 10.19%, (SOFR + 4.75%), 04/27/28 (k)	1,198	1,068
Unit4 Group Holding B.V.
Term Loan, 7.40%, (3 Month EURIBOR + 3.50%), 06/25/28, EUR (k)	912	964
Veritas US Inc.
2021 USD Term Loan B, 0.00%, (SOFR + 5.00%), 09/01/25 (k) (r)	125	108
Waystar Tech Inc
Term Loan B, 0.00%, (SOFR + 2.75%), 10/22/29 (k) (r)	26	26

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Xerox Holdings Corp
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 11/14/29 (k)	363	362
		10,207
Communication Services 0.3%
Avaya, Inc.
2023 Exit Term Loan, 6.83%, (1 Month Term SOFR + 1.50%), 08/01/28 (k)	7	6
DirecTV Financing, LLC
Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 07/22/27 (k)	354	354
Entain PLC
EUR Term Loan B3, 7.10%, (EURIBOR + 3.50%), 06/30/28, EUR (k)	967	1,036
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.90%, (SOFR + 6.56%), 04/15/29 (k)	232	226
Tele Columbus AG
Term Loan B, 0.00%, (EURIBOR + 4.00%), 12/31/29, EUR (k) (r)	1,000	747
Ziggo BV
Term Loan, 6.60%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (k)	6,053	6,350
		8,719
Consumer Staples 0.2%
Bellis Acquisition Company PLC
Term Loan B, 7.80%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (k)	1,654	1,753
Market Bidco Limited
EUR Term Loan B1, 8.58%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (k)	478	509
Naked Juice LLC
2nd Lien Term Loan, 11.40%, (SOFR + 6.00%), 01/25/30 (k)	82	65
Sigma Holdco BV
Term Loan, 10.98%, (SONIA + 5.75%), 01/06/28, GBP (k)	2,150	2,708
		5,035
Materials 0.1%
IFCO Management GmbH
Term Loan, 0.00%, (EURIBOR + 4.00%), 12/31/49, EUR (k) (r)	1,000	1,067
INEOS Quattro Holdings UK Limited
Term Loan, 8.27%, (EURIBOR + 4.50%), 03/31/29, EUR (k)	1,210	1,292
INEOS US Finance LLC
Term Loan, 7.77%, (EURIBOR + 4.00%), 11/08/27, EUR (k)	1,000	1,065
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 8.83%, (SOFR + 3.50%), 03/16/27 (k)	702	702
		4,126
Health Care 0.1%
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 0.00%, (EURIBOR + 4.00%), 12/31/49, EUR (k) (r)	1,000	1,071
Median BV
Term Loan B - B1, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/29, EUR (k) (r)	1,636	1,720
Mehilainen Yhtioet Oy
Term Loan B, 7.90%, (EURIBOR + 4.00%), 08/21/28, EUR (k)	420	450
		3,241
Financials 0.0%
Cotiviti Corporation
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (k)	554	550
Kronos Acquisition Holdings Inc.
Term Loan, 11.49%, (SOFR + 6.00%), 12/22/26 (k)	291	291
		841
Total Senior Floating Rate Instruments (cost $63,005)		61,743
INVESTMENT COMPANIES 1.2%
Invesco Municipal Opportunity Trust	16	165
Invesco Municipal Trust	16	162
Invesco Quality Municipal Income Trust	16	160
Invesco S&P 500 Equal Weight ETF (f)	30	4,885
Invesco Trust for Investment Grade Municipals	16	168
Invesco Value Municipal Income Trust	14	168
iShares 0-5 Year TIPS Bond ETF (f) (s)	31	3,045
iShares iBoxx $ Investment Grade Corporate Bond ETF (f) (s)	18	1,962
iShares JP Morgan USD Emerging Markets Bond ETF (f) (s)	19	1,661
iShares Latin America 40 ETF (f) (s)	58	1,440
iShares MSCI Brazil ETF (s)	68	1,849
iShares MSCI China ETF (f) (s)	84	3,555
iShares MSCI Emerging Markets ETF (s)	8	360
iShares Russell Mid-Cap Growth ETF (s)	8	862
Nuveen Municipal Value Fund	25	218
SPDR Bloomberg High Yield Bond ETF (f)	15	1,380
VanEck J. P. Morgan EM Local Currency Bond ETF	169	4,026
VanEck Semiconductor ETF (f)	34	8,734
Total Investment Companies (cost $34,744)		34,800
PREFERRED STOCKS 0.2%
Financials 0.1%
Citigroup Capital XIII, 11.96%, 10/30/40	70	2,052
Wells Fargo & Company - Series A, 7.50% (h) (i)	1	1,062
		3,114
Health Care 0.1%
Roche Holding AG	3	946
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (i)	129	876
Utilities 0.0%
Companhia Energetica De Minas Gerais-Cemig	362	639
Consumer Staples 0.0%
Henkel AG & Co. KGaA (i)	1	53
Total Preferred Stocks (cost $5,551)		5,628
WARRANTS 0.0%
Cano Health, Inc. (a)	41	—
Evgo Inc. (a)	23	3
Hippo Holdings Inc. (a)	20	—
Innovid Corporation (a)	8	—
Latch, Inc. (a) (d)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	4
Total Warrants (cost $626)		7
SHORT TERM INVESTMENTS 11.9%
Investment Companies 10.6%
JNL Government Money Market Fund - Class I, 5.21% (s) (t)	295,272	295,272
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.31% (s) (t)	19,099	19,099
Treasury Securities 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
10.23%, 10/03/24	3,023	1,606
10.37%, 04/03/25	8,362	4,206
Presidencia da Republica
9.68%, 10/01/24, BRL	23,909	4,166
		9,978
Commercial Paper 0.2%
HSBC USA Inc.
6.22%, 07/01/24	1,780	1,779
6.17%, 08/12/24	1,690	1,680
6.21%, 10/11/24	1,698	1,673
		5,132
Total Short Term Investments (cost $330,257)		329,481
Total Investments 100.6% (cost $2,550,126)		2,793,335
Total Purchased Options 0.3% (cost $9,075)		8,446
Other Derivative Instruments (0.1)%		(2,126)
Other Assets and Liabilities, Net (0.8)%		(22,889)
Total Net Assets 100.0%		2,776,766

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of June 30, 2024.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $118,987 and 4.3% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $40,442.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,017	—	—	42	—	28	3,045	0.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,027	—	—	37	—	(65)	1,962	0.1
iShares JP Morgan USD Emerging Markets Bond ETF	1,672	—	—	35	—	(11)	1,661	0.1
iShares Latin America 40 ETF	1,690	—	—	38	—	(250)	1,440	0.1
iShares MSCI Brazil ETF	2,365	—	—	62	—	(516)	1,849	0.1
iShares MSCI China ETF	3,434	—	—	16	—	121	3,555	0.1
iShares MSCI Emerging Markets ETF	340	—	—	2	—	20	360	—
iShares Russell Mid-Cap Growth ETF	816	—	—	2	—	46	862	—
JNL Government Money Market Fund, 5.21% - Class I	396,999	592,443	694,170	9,046	—	—	295,272	10.6
JNL Government Money Market Fund, 5.31% - Class SL	36,174	223,213	240,288	446	—	—	19,099	0.7
	448,534	815,656	934,458	9,726	—	(627)	329,105	11.9

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	298	291	—
AA Bond Co Limited, 6.50%, 01/31/26	02/21/24	2,984	2,988	0.1
ABN AMRO Bank N.V.	09/27/23	756	902	0.1
AENA, S.M.E., S.A.	02/24/23	96	122	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,151	2,173	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	733	723	—
Alstom, 5.87% (callable at 100, 05/29/29)	05/23/24	216	217	—
Altice France Holding S.A., 5.88%, 02/01/27	02/23/24	638	513	—
Amadeus IT Holding, S.A.	03/19/24	188	197	—
Amgen Inc., 5.50%, 12/07/26	09/13/22	118	128	—
AMS-Osram AG, 2.13%, 11/03/27	11/14/23	1,105	1,092	0.1
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	115	125	—
AT&T Inc., 5.50%, 03/15/27	09/07/22	175	190	—
Atos, 0.00%, 11/06/24	06/06/24	29	14	—
Atos, 0.00%, 05/07/25	06/06/24	61	25	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Atos, 0.00%, 11/07/28	06/10/24	62	23	—
Atos, 0.00%, 11/12/29	06/06/24	90	35	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	423	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	555	612	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	588	581	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	112	121	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	110	120	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	986	974	0.1
Bellis Finco PLC, 4.00%, 02/16/27	09/28/23	1,377	1,497	0.1
Bertrand Franchise Finance, 6.50%, 07/18/30	05/30/24	128	127	—
Bertrand Franchise Finance, 7.49%, 07/18/30	05/30/24	375	372	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	310	336	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	112	123	—
BNP Paribas, 2.13%, 01/23/27	05/24/23	619	625	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	103	113	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,073	1,055	0.1
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	2,078	2,132	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	723	724	—
Budweiser Brewing Company APAC Limited	04/16/24	65	60	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	12/09/22	47	62	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/26	12/09/22	74	85	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	201	201	—
Cellnex Telecom, S.A.	10/28/19	13,799	11,006	0.4
Cellnex Telecom, S.A., 0.75%, 11/20/31	03/12/24	1,213	1,141	0.1
Centrica PLC, 6.50%, 05/21/55	05/14/24	189	191	—
China Tower Corporation Limited - Class H	05/17/23	49	56	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 5.51%, 04/15/33	07/07/20	112	107	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	734	721	—
Citigroup Inc., 1.25%, 07/06/26	05/09/23	585	580	—
CK Hutchison Group Telecom Finance S.A., 2.63%, 10/17/34	02/21/24	1,149	1,168	0.1
COMMERZBANK Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	05/15/24	215	210	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	429	427	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	106	115	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	341	339	—
Coty Inc., 3.88%, 04/15/26	06/01/23	1,726	1,714	0.1
Coty Inc., 5.75%, 09/15/28	11/27/23	233	232	—
Credit Suisse Group AG, 0.65%, 01/14/28	06/13/23	1,083	1,108	0.1
Dana Financing Luxembourg S.a r.l., 3.00%, 07/15/29	03/12/24	635	618	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	768	745	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	294	297	—
Deuce Finco PLC, 5.50%, 06/15/27	11/08/23	1,498	1,565	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/16/24	391	381	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	258	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	196	193	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	04/05/23	182	180	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,545	3,267	0.1
Evolution AB (publ)	06/11/24	503	503	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	306	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	593	585	—
Forvia, 2.75%, 02/15/27	01/27/23	1,936	1,970	0.1
Fraport AG Frankfurt Airport Services Worldwide, 4.25%, 06/11/32	06/05/24	352	351	—
FWD Group Investments Limited, 8.40%, 04/05/29	03/21/24	6,254	6,394	0.3
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	409	407	—
Goldman Sachs Group Inc, The, 0.25%, 01/26/28	04/21/23	607	607	—
Goldman Sachs Group Inc, The, 0.88%, 05/09/29	01/18/24	556	553	—
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	281	299	—
Grand Round, Inc.	03/31/15	1,774	561	—
Haidilao International Holding Ltd.	11/21/23	498	476	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 5.11%, 10/15/30	06/15/20	113	109	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 7.30%, 07/27/37	05/31/24	349	345	—
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	497	479	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	464	447	—
HM Treasury, 3.75%, 10/22/53	11/21/23	3,230	3,180	0.1
HM Treasury, 0.50%, 10/22/61	06/23/23	6,722	6,181	0.2
Holland Park CLO Designated Activity Company, Series A1RR-1X, 4.74%, 11/14/32	07/10/20	112	107	—
IHO Verwaltungs GmbH, 3.75%, 09/15/26	04/08/24	686	674	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	11/28/23	648	649	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	747	748	—
Iliad Holding, 5.13%, 10/15/26	09/11/23	245	250	—
Iliad Holding, 5.63%, 10/15/28	11/28/23	2,048	2,015	0.1
Iliad Holding, 6.88%, 04/15/31	05/13/24	152	152	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA, 6.25%, 05/17/27	01/17/24	958	974	0.1
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	384	380	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	111	121	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	112	122	—
Interglobe Aviation Limited	04/30/24	111	119	—
Intrum AB, 3.00%, 09/15/27	05/28/24	358	373	—
Ireland, Government of, 2.60%, 10/18/34	06/28/24	3,178	3,157	0.1
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	04/01/24	644	639	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	381	420	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	588	593	—
Kaixo Bondco Telecom SA., 5.13%, 09/30/29	06/12/24	399	394	—
KBC Groep, 1.25%, 09/21/27	09/07/22	105	116	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	86	90	—
Korea National Oil Corporation, 4.88%, 04/03/28	03/27/23	200	198	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	112	124	—
Kumba Iron Ore Ltd	01/20/21	396	304	—
Leviathan Bond Ltd, 6.75%, 06/30/30	06/27/23	61	57	—
Lion/Polaris Lux 4 S.A., 0.00%, 07/01/29	06/26/24	258	259	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/12/22	317	348	—
Lookout, Inc. - Series F	09/19/14	3,242	582	—
Lookout, Inc.	03/04/15	237	22	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	148	—
Lottomatica S.p.A., 7.05%, 06/01/31	05/14/24	224	224	—
Loxama, 5.75%, 07/15/27	03/12/24	701	681	—
Loxama, 6.38%, 05/31/29	03/12/24	1,077	1,045	0.1
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	270	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	197	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	397	390	—
Market Bidco Finco PLC, 5.50%, 11/04/27	12/08/23	955	971	0.1
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,317	1,429	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	2,033	2,052	0.1
MONETA Money Bank, a.s.	05/20/24	42	43	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	744	742	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	110	122	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,133	1,125	0.1
Nissan Motor Co., Ltd., 2.65%, 03/17/26	04/19/23	358	356	—
Nobian Finance B.V., 3.63%, 07/15/26	03/12/24	681	672	—
Nongfu Spring Co., Ltd. - Class H	03/10/22	696	616	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 5.10%, 01/20/32	06/15/20	115	111	—
OCP Euro CLO 2017-2 Designated Activity Company, Series 2017-B-2X, 5.26%, 01/15/32	07/09/20	115	111	—
Picard Groupe, 6.38%, 07/01/29	06/26/24	271	271	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	197	194	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	321	322	—
PrestigeBidCo GmbH, 0.00%, 07/01/29	06/19/24	213	213	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	342	340	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	343	336	—
Punch Finance PLC, 6.13%, 06/30/26	11/21/23	2,380	2,496	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	376	375	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	3	—
Rekeep S.p.A., 7.25%, 02/01/26	02/05/24	767	738	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	333	349	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	173	181	—
Samarco Mineracao S/A, 9.05%, 06/30/31	02/13/24	101	105	—
Sandor-Palota, 5.38%, 09/12/33	01/18/24	193	190	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	112	123	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	401	385	—
Saudi Arabian Oil Company	05/14/23	47	40	—
SBB Treasury Oyj, 0.75%, 12/14/28	03/11/24	173	175	—
SBB Treasury Oyj, 1.13%, 11/26/29	03/11/24	169	172	—
Scout24 SE	07/18/23	96	106	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	176	171	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	157	182	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	592	621	—
Societe Generale, 1.88%, 10/03/24	09/07/22	115	125	—
SoftBank Group Corp, 5.38%, 01/08/29	06/27/24	828	828	0.1
SoftBank Group Corp, 5.75%, 07/08/32	06/27/24	825	821	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	104	116	—
Takeda Pharmaceutical Co Ltd, 2.25%, 11/21/26	08/09/23	574	563	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	05/13/24	1,214	1,218	0.1
Tele Columbus AG, 0.00%, 03/19/29	03/21/24	536	507	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	309	338	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	319	327	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	659	677	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/25	04/16/24	395	388	—
The Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	94	91	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	305	302	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	03/30/23	2,352	2,099	0.1
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	375	376	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	11/21/23	1,205	1,210	0.1
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	110	119	—
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	110	119	—
Transocean Ltd.	02/09/23	1,328	967	0.1
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	211	—
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	303	353	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	599	611	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	1,210	1,337	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,682	1,671	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	190	189	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	779	839	0.1
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,051	1,001	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/03/23	1,770	1,721	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	106	104	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	126	128	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/11/24	730	681	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/12/24	1,307	1,285	0.1
Volkswagen Financial Services Aktiengesellschaft, 0.88%, 01/31/28	04/18/23	608	603	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	114	124	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	114	124	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	922	876	0.1
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	597	587	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	875	890	0.1
Wizz Air Holdings PLC	04/03/24	163	161	—
Worldline, 0.00%, 07/30/26	05/23/24	178	177	—
Xiaomi Corporation	04/09/24	476	489	—
		139,554	129,206	4.7

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	760	September 2024	AUD	87,150	437	(558)
Euro BOBL	1,136	September 2024	EUR	130,968	(183)	1,412
Euro Bund	566	September 2024	EUR	73,736	(233)	824
Euro OAT	127	September 2024	EUR	15,755	(38)	(125)
Euro Schatz	139	September 2024	EUR	14,624	(5)	74
FTSE 100 Index	2	September 2024	GBP	163	—	1
Italy Government BTP Bond	43	September 2024	EUR	4,995	(15)	(39)
Long Gilt	121	September 2024	GBP	11,703	(66)	134
MSCI Emerging Markets Index	69	September 2024		3,723	7	31
NIFTY 50 Index	124	July 2024		5,956	(31)	31
Nikkei 225 Index	203	September 2024	JPY	7,938,192	214	589
Russell 2000 Index	15	September 2024		1,522	4	27
S&P 500 Index	220	September 2024		60,883	(44)	(146)
S&P/TSX 60 Index	20	September 2024	CAD	5,191	(16)	37
STOXX Banks Index	319	September 2024	EUR	2,177	(2)	18
United States 5 Year Note	3,562	October 2024		378,429	(390)	1,202
United States Long Bond	199	September 2024		23,366	(199)	178
					(560)	3,690
Short Contracts
Euro Buxl 30 Year Bond	(15)	September 2024	EUR	(1,913)	22	(44)
Euro STOXX 50 Price Index	(54)	September 2024	EUR	(2,653)	7	(7)
Japan 10 Year Bond	(15)	September 2024	JPY	(2,142,632)	(17)	(4)
NASDAQ 100 Stock Index	(141)	September 2024		(56,447)	371	253
United States 10 Year Note	(573)	September 2024		(62,436)	152	(585)
United States 10 Year Ultra Bond	(2,194)	September 2024		(247,135)	1,063	(1,953)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 2 Year Note	(4,685)	October 2024	(955,710)	110	(1,055)
United States Ultra Bond	(94)	September 2024	(11,890)	124	107
				1,832	(3,288)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	3	(92)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	3	(92)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	9	(311)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	12	(430)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	10	(355)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	9	(320)
28-Day MEXIBOR (M)	Paying	9.13	(M)	08/15/28	MXN	162,279	18	(172)
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	99,685	(6)	(18)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	95,233	(6)	(23)
3M JIBAR (Q)	Receiving	7.97	(Q)	06/06/26	ZAR	129,645	(7)	(19)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	11	135
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	6	67
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	6	69
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	25	3,091
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	3	140
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	(24)	6
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	(21)	(17)
6M WIBOR (Q)	Paying	5.68	(A)	03/20/25	PLN	33,132	—	(15)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	(3)	48
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	(2)	(178)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	(2)	(177)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	(19)	(129)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	1	25
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	1,776,593	(2)	(91)
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	507,894	(1)	(43)
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	620,759	(1)	(41)
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	326,766	(3)	(35)
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	326,766	(2)	(32)
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	41,751	—	(63)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	(21)	(580)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	(4)	351
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	(5)	33
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	(5)	34
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	28	215
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	29	330
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	55	189
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	30	(108)
U.S. SOFR (A)	Receiving	4.03	(A)	09/29/53		73,036	1,265	(3,547)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	135	137
U.S. SOFR (A)	Paying	5.45	(A)	10/02/24		475,418	20	(145)
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	16	794
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	3	(98)
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	(45)	1,870
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	(15)	107
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	(14)	148
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(9)	102
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(28)	146
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	(443)	4,444
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	(64)	(146)
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	(1,191)	6,129
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(143)	443
							(389)	11,776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(120)	5	158
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(59)	1	(54)
CDX.NA.HY.42 (Q)	N/A	5.00	06/20/29	1,240	(77)	1	6
ITRAXX.EUR.40 (Q)	N/A	1.00	12/20/28	302	(6)	—	—
ITRAXX.XO.40 (Q)	N/A	5.00	12/20/28	7,330	(491)	(17)	86
					(753)	(10)	196
Credit default swap agreements - sell protection
CDX.NA.HY.39.V3 (Q)	3.00	5.00	12/20/27	(3,221)	197	(4)	197
CDX.NA.HY.41.V2 (Q)	3.41	5.00	12/20/28	(6,116)	388	(6)	167
CDX.NA.IG.39 (Q)	0.43	1.00	12/20/27	(2,318)	46	—	42
ITRAXX.EUR.XO.38.V2 (Q)	2.13	5.00	12/20/27	(6,341)	542	13	787
					1,173	3	1,193

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	18.00	07/17/24	235	423	7

Options on Securities
Adobe Inc.	Call	530.00	07/19/24	86	4,558	262
Advanced Micro Devices, Inc.	Call	160.00	07/19/24	235	3,760	174
Advanced Micro Devices, Inc.	Put	145.00	07/19/24	62	899	4
Apple Inc.	Call	220.00	07/19/24	311	6,842	37
Apple Inc.	Call	185.00	07/19/24	286	5,291	784
Apple Inc.	Call	220.00	08/16/24	286	6,292	114
Apple Inc.	Call	200.00	08/16/24	512	10,240	763
Apple Inc.	Call	210.00	08/16/24	1,039	21,819	849
Apple Inc.	Call	220.00	09/20/24	403	8,866	238
Applied Materials, Inc.	Put	200.00	07/19/24	45	900	1
Bank of America Corporation	Call	41.00	07/19/24	784	3,214	40
Boston Scientific Corporation	Call	77.50	08/16/24	426	3,302	94
Boston Scientific Corporation	Put	70.00	08/16/24	121	847	5
Carrier Global Corporation	Call	67.50	09/20/24	515	3,476	102
ConocoPhillips	Call	120.00	08/16/24	363	4,356	58
Costco Wholesale Corporation	Put	790.00	07/19/24	11	869	1
CrowdStrike Holdings, Inc.	Call	400.00	07/19/24	68	2,720	38
Delta Air Lines, Inc.	Call	55.00	08/16/24	409	2,250	17
Eli Lilly and Company	Call	820.00	08/16/24	43	3,526	431
Energy Select Sector SPDR Fund	Call	93.00	08/16/24	283	2,632	50
EOG Resources, Inc.	Call	125.00	07/19/24	284	3,550	87
Freeport-McMoRan Inc.	Call	55.00	07/19/24	630	3,465	9
Freeport-McMoRan Inc.	Call	55.00	08/16/24	335	1,843	23
Humana Inc.	Call	395.00	11/15/24	69	2,726	139
Invesco QQQ Trust	Call	490.00	07/12/24	492	24,108	79
Invesco QQQ Trust Series I	Put	465.00	08/16/24	160	7,440	80
iShares Biotechnology ETF	Call	140.00	08/16/24	200	2,800	48
iShares China Large-Cap ETF	Call	27.00	07/19/24	2,320	6,264	56
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	07/19/24	206	1,545	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	07/19/24	140	1,022	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	08/16/24	3,724	28,302	101
iShares Russell 2000 ETF	Put	195.00	07/19/24	77	1,502	6
iShares Russell 2000 ETF	Put	190.00	07/19/24	163	3,097	5
MasterCard Incorporated	Call	475.00	07/19/24	228	10,830	6
Merck & Co., Inc.	Call	130.00	07/19/24	124	1,612	7
Merck & Co., Inc.	Put	120.00	10/18/24	350	4,200	140
Meta Platforms, Inc.	Call	470.00	07/19/24	26	1,222	97
Micron Technology, Inc.	Call	145.00	07/19/24	113	1,639	15
Micron Technology, Inc.	Call	140.00	07/19/24	125	1,750	28
Microsoft Corporation	Call	465.00	08/16/24	161	7,487	150
Novo Nordisk A/S	Call	145.00	09/20/24	288	4,176	218
NVIDIA Corporation	Call	110.00	07/19/24	130	1,430	195
NVIDIA Corporation	Put	110.00	08/16/24	210	2,310	66
NVIDIA Corporation	Put	105.00	09/20/24	720	7,560	313
Sabre Corporation	Call	4.00	07/19/24	176	70	—
Sabre Corporation	Call	4.50	07/19/24	261	117	—
Sabre Corporation	Call	3.50	07/19/24	206	72	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
SPDR S&P 500 ETF	Call	553.00	07/05/24	895	49,494	25
SPDR S&P Oil & Gas Exploration & Production ETF	Call	155.00	08/16/24	283	4,387	41
Spirit Airlines, Inc.	Put	2.00	07/19/24	76	15	—
Spirit Airlines, Inc.	Put	2.50	07/19/24	61	15	—
Spirit Airlines, Inc.	Put	2.00	08/16/24	61	12	—
Trane Technologies Public Limited Company	Call	360.00	09/20/24	206	7,416	160
Uber Technologies, Inc.	Call	70.00	07/19/24	443	3,101	151
Valero Energy Corporation	Call	185.00	07/19/24	64	1,184	3
Visa Inc.	Call	290.00	08/16/24	130	3,770	10
Vistra Corp.	Call	85.00	07/19/24	143	1,216	71
Vistra Corp.	Call	110.00	07/19/24	261	2,871	5
Walmart Inc.	Call	70.00	08/16/24	415	2,905	48
Walt Disney Company, The	Call	105.00	08/16/24	284	2,982	63
Walt Disney Company, The	Call	110.00	10/18/24	322	3,542	76
Western Digital Corporation	Call	85.00	07/19/24	85	723	3
Western Digital Corporation	Call	82.50	07/19/24	152	1,254	7
						6,595

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Put	One-touch		1.05		1.05	08/15/24	EUR	209,000	34
USD/BRL Spot Rate	BOA	Put	Down-and-out	BRL	5.21	BRL	5.35	07/24/24		1,636,000	1
USD/MXN Spot Rate	BOA	Put	Down-and-out	MXN	17.12	MXN	17.45	07/03/24		2,637,000	—
USD/TRY Spot Rate	UBS	Put	Down-and-out	TRY	33.50	TRY	35.00	08/23/24		759,000	6
USD/TRY Spot Rate	UBS	Put	Down-and-out	TRY	36.00	TRY	38.50	09/27/24		1,115,000	9
USD/TRY Spot Rate	UBS	Put	Down-and-out	TRY	34.00	TRY	35.50	10/30/24		1,518,000	6
USD/ZAR Spot Rate	HSB	Call	One-touch	ZAR	20.00	ZAR	20.00	07/03/24		186,000	—
											56

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.42, 06/20/26	BNP	Put		105.00	07/17/24	2,570,000		2,570	4
CDX.NA.HY.42, 06/20/29	BOA	Put		104.50	07/17/24	2,545,000		2,545	3
ITRAXX.EUR.XO.41, 06/20/29	BNP	Put		475.00	08/21/24	2,930,000	EUR	2,930	5
ITRAXX.EUR.XO.41, 06/20/29	MSC	Put		325.00	07/17/24	3,220,000	EUR	3,220	22
									34
Foreign Currency Options
USD/BRL Spot Rate	UBS	Call	BRL	5.35	07/15/24	1,866,000		1,866	83
USD/CNH Spot Rate	HSB	Call	CNH	8.50	08/21/24	77,638,046		77,638	—
USD/CNH Spot Rate	JPM	Call	CNH	7.25	09/24/24	1,636,000		1,636	12
USD/COP Spot Rate	MSC	Call	COP	4,020.00	07/10/24	1,507,000		1,507	52
USD/THB Spot Rate	JPM	Call	THB	37.00	07/18/24	2,048,000		2,048	7
EUR/USD Spot Rate	UBS	Put		1.05	09/18/24	15,042,268	EUR	15,042	76
USD/BRL Spot Rate	JPM	Put	BRL	5.25	08/05/24	998,000		998	1
USD/CLP Spot Rate	BOA	Put	CLP	930.00	07/18/24	1,636,000		1,636	12
USD/MXN Spot Rate	BCL	Put	MXN	18.00	07/10/24	1,499,000		1,499	5
USD/MXN Spot Rate	MSC	Put	MXN	18.50	07/11/24	817,000		817	13
USD/MXN Spot Rate	UBS	Put	MXN	17.15	07/03/24	3,751,000		3,751	—
USD/TRY Spot Rate	BCL	Put	TRY	33.50	08/06/24	1,129,000		1,129	11
USD/TRY Spot Rate	GSC	Put	TRY	42.50	12/06/24	769,000		769	96
USD/TRY Spot Rate	UBS	Put	TRY	34.00	08/14/24	1,133,000		1,133	17
USD/ZAR Spot Rate	CIT	Put	ZAR	18.38	07/11/24	1,873,000		1,873	32
USD/ZAR Spot Rate	CIT	Put	ZAR	17.70	07/01/24	2,228,000		2,228	—
USD/ZAR Spot Rate	UBS	Put	ZAR	18.00	07/11/24	1,311,000		1,311	8
									425
Index Options
S&P 500 Index	CIT	Put		5,200.00	09/20/24	3,804		19,781	213

Interest Rate Swaptions
3M LIBOR, 07/22/26	CIT	Call		4.35	07/18/24	16,523,522		16,524	11
3M LIBOR, 10/25/34	CIT	Call		3.75	10/23/24	28,561,044		28,561	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
3M LIBOR, 01/27/35	GSC	Call		3.00	01/23/25	38,164,481		38,164	201
3M LIBOR, 10/28/26	JPM	Call		4.00	10/24/24	59,861,617		59,862	140
3M LIBOR, 12/19/29	JPM	Call		3.60	12/17/24	36,551,725		36,552	302
6M EURIBOR, 11/20/26	DUB	Put		1.00	11/18/24	7,698,716,000	JPY	7,698,716	21
									1,085
Options on Securities
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	JPM	Call	EUR	37.00	08/16/24	78	EUR	1,443	31

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	35.00	07/17/24	235	823	(2)

Options on Securities
Advanced Micro Devices, Inc.	Call	185.00	07/19/24	144	2,664	(12)
Advanced Micro Devices, Inc.	Put	135.00	07/19/24	124	1,674	(2)
Alphabet Inc.	Call	185.00	07/19/24	234	4,329	(72)
Amazon.com, Inc.	Call	200.00	07/19/24	86	1,720	(25)
Apple Inc.	Call	200.00	07/19/24	286	5,720	(346)
Apple Inc.	Call	245.00	08/16/24	286	7,007	(18)
Apple Inc.	Call	230.00	08/16/24	466	10,718	(82)
Apple Inc.	Call	215.00	08/16/24	171	3,677	(98)
Apple Inc.	Call	245.00	09/20/24	403	9,874	(48)
Apple Inc.	Put	205.00	07/19/24	311	6,376	(52)
Apple Inc.	Put	175.00	08/16/24	171	2,993	(5)
Applied Materials, Inc.	Call	250.00	07/19/24	51	1,275	(14)
Applied Materials, Inc.	Call	240.00	07/19/24	45	1,080	(26)
Bank of America Corporation	Put	36.00	07/19/24	392	1,411	(4)
Boston Scientific Corporation	Call	85.00	08/16/24	426	3,621	(15)
Boston Scientific Corporation	Call	80.00	08/16/24	121	968	(13)
Boston Scientific Corporation	Put	65.00	08/16/24	242	1,573	(4)
Cameco Corporation	Call	60.00	07/19/24	188	1,128	(1)
Carrier Global Corporation	Put	57.50	09/20/24	515	2,961	(59)
ConocoPhillips	Put	105.00	08/16/24	363	3,812	(27)
Costco Wholesale Corporation	Call	820.00	07/19/24	11	902	(39)
CrowdStrike Holdings, Inc.	Put	340.00	07/19/24	68	2,312	(6)
Delta Air Lines, Inc.	Put	45.00	08/16/24	409	1,841	(57)
Eli Lilly and Company	Call	840.00	07/19/24	13	1,092	(95)
Eli Lilly and Company	Call	920.00	08/16/24	43	3,956	(152)
EOG Resources, Inc.	Put	110.00	07/19/24	284	3,124	(5)
Freeport-McMoRan Inc.	Put	45.00	07/19/24	916	4,122	(29)
Freeport-McMoRan Inc.	Put	45.00	08/16/24	335	1,508	(33)
Humana Inc.	Put	310.00	01/17/25	69	2,139	(63)
Intuitive Surgical, Inc.	Call	420.00	07/19/24	34	1,428	(105)
Invesco QQQ Trust	Call	500.00	07/12/24	492	24,600	(16)
Invesco QQQ Trust Series I	Put	425.00	08/16/24	160	6,800	(15)
iShares Biotechnology ETF	Put	130.00	08/16/24	200	2,600	(19)
iShares China Large-Cap ETF	Call	29.00	07/19/24	2,320	6,728	(9)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	78.00	08/16/24	1,862	14,524	(26)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	74.00	08/16/24	3,312	24,509	(27)
iShares Russell 2000 ETF	Put	175.00	07/19/24	77	1,348	—
iShares Russell 2000 ETF	Put	170.00	07/19/24	163	2,771	—
Lam Research Corporation	Call	1,000.00	07/19/24	26	2,600	(205)
Las Vegas Sands Corp.	Call	52.50	07/19/24	260	1,365	(3)
Merck & Co., Inc.	Put	100.00	10/18/24	350	3,500	(13)
Meta Platforms, Inc.	Call	550.00	07/19/24	72	3,960	(13)
Meta Platforms, Inc.	Call	540.00	07/19/24	27	1,458	(8)
Micron Technology, Inc.	Call	155.00	07/19/24	183	2,837	(10)
Microsoft Corporation	Call	460.00	07/19/24	72	3,312	(20)
Microsoft Corporation	Call	445.00	07/19/24	76	3,382	(69)
Microsoft Corporation	Call	440.00	07/19/24	143	6,292	(174)
NextEra Energy, Inc.	Call	80.00	09/20/24	137	1,096	(10)
Nice Ltd	Put	190.00	08/16/24	42	798	(92)
Novo Nordisk A/S	Call	160.00	09/20/24	288	4,608	(83)
NVIDIA Corporation	Call	130.00	07/19/24	130	1,690	(42)
NVIDIA Corporation	Call	115.00	07/19/24	280	3,220	(308)
NVIDIA Corporation	Call	145.00	09/20/24	422	6,119	(255)
NVIDIA Corporation	Call	130.00	09/20/24	720	9,360	(768)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
NVIDIA Corporation	Put	90.00	08/16/24	420	3,780	(20)
Salesforce, Inc.	Call	310.00	07/19/24	104	3,224	(1)
SPDR S&P Oil & Gas Exploration & Production ETF	Call	170.00	08/16/24	283	4,811	(7)
Trane Technologies Public Limited Company	Put	310.00	09/20/24	206	6,386	(138)
Uber Technologies, Inc.	Put	60.00	07/19/24	443	2,658	(1)
United States Steel Corporation	Call	39.00	07/19/24	187	729	(12)
UnitedHealth Group Incorporated	Call	540.00	07/19/24	39	2,106	(16)
UnitedHealth Group Incorporated	Put	450.00	07/19/24	39	1,755	(5)
Valero Energy Corporation	Put	150.00	07/19/24	64	960	(10)
Visa Inc.	Put	255.00	08/16/24	130	3,315	(56)
Vistra Corp.	Call	100.00	07/19/24	143	1,430	(11)
Vistra Corp.	Put	75.00	07/19/24	143	1,073	(10)
Vistra Corp.	Put	72.50	08/16/24	241	1,747	(47)
Walmart Inc.	Call	75.00	08/16/24	415	3,113	(10)
Walt Disney Company, The	Call	115.00	07/19/24	133	1,530	(1)
Walt Disney Company, The	Put	105.00	07/19/24	129	1,355	(86)
Walt Disney Company, The	Put	90.00	08/16/24	284	2,556	(30)
Walt Disney Company, The	Put	90.00	10/18/24	322	2,898	(62)
Western Digital Corporation	Call	95.00	07/19/24	237	2,252	—
						(4,215)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.42, 06/20/29	BNP	Put		102.00	07/17/24	2,570,000		2,570	(1)
CDX.NA.HY.42, 06/20/29	BOA	Put		101.00	07/17/24	2,545,000		2,545	(1)
ITRAXX.EUR.XO.41, 06/20/29	MSC	Put		425.00	07/17/24	3,220,000	EUR	3,220	(3)
									(5)
Foreign Currency Options
EUR/USD Spot Rate	UBS	Put		1.02	09/18/24	15,042,268	EUR	15,042	(26)
USD/BRL Spot Rate	BCL	Call	BRL	5.15	07/03/24	381,667		382	(30)
USD/BRL Spot Rate	DUB	Call	BRL	5.35	07/15/24	1,866,000		1,866	(83)
USD/BRL Spot Rate	JPM	Call	BRL	5.50	08/05/24	499,000		499	(15)
USD/BRL Spot Rate	JPM	Put	BRL	5.10	08/05/24	998,000		998	—
USD/CLP Spot Rate	BOA	Call	CLP	1,000.00	08/19/24	1,636,000		1,636	(8)
USD/CNH Spot Rate	JPM	Call	CNH	7.35	09/24/24	2,454,000		2,454	(7)
USD/MXN Spot Rate	BCL	Call	MXN	19.10	07/10/24	749,500		750	(2)
USD/TRY Spot Rate	UBS	Call	TRY	37.00	08/14/24	755,000		755	(5)
USD/TRY Spot Rate	GSC	Put	TRY	40.50	12/06/24	1,155,000		1,155	(98)
USD/ZAR Spot Rate	CIT	Put	ZAR	18.00	07/11/24	2,622,000		2,622	(16)
USD/ZAR Spot Rate	GSC	Put	ZAR	17.70	07/01/24	2,228,000		2,228	—
									(290)
Interest Rate Swaptions
3M LIBOR, 07/22/26	CIT	Call		3.85	07/18/24	16,523,522		16,524	—
3M LIBOR, 10/25/34	CIT	Call		3.15	10/23/24	28,561,044		28,561	(83)
3M LIBOR, 01/27/35	GSC	Call		2.25	01/23/25	38,164,481		38,164	(42)
3M LIBOR, 10/28/26	JPM	Call		3.30	10/24/24	59,861,617		59,862	(20)
3M LIBOR, 12/19/29	JPM	Call		3.20	12/17/24	36,551,725		36,552	(144)
3M LIBOR, 07/05/29	CIT	Put		4.40	07/02/24	15,073,435		15,073	—
3M LIBOR, 07/22/29	CIT	Put		4.17	07/18/24	13,276,900		13,277	(25)
3M LIBOR, 07/22/26	DUB	Put		4.37	07/18/24	74,488,600		74,489	(279)
3M LIBOR, 09/17/26	GSC	Put		4.60	09/13/24	43,488,000		43,488	(81)
3M LIBOR, 04/29/27	GSC	Put		5.50	04/25/25	73,051,900		73,052	(54)
3M LIBOR, 05/28/27	GSC	Put		5.00	05/23/25	89,090,000		89,090	(168)
3M LIBOR, 05/28/27	GSC	Put		5.05	05/23/25	89,090,000		89,090	(156)
3M LIBOR, 06/24/30	GSC	Put		4.40	06/20/25	18,656,706		18,657	(164)
3M LIBOR, 11/25/26	JPM	Put		5.00	11/21/24	77,228,406		77,228	(60)
3M LIBOR, 12/19/29	JPM	Put		4.50	12/17/24	36,551,725		36,552	(154)
3M LIBOR, 07/03/29	MSC	Put		4.35	07/01/24	30,178,000		30,178	—
3M LIBOR, 06/17/27	MSC	Put		4.60	06/13/25	35,922,000		35,922	(129)
3M LIBOR, 07/01/30	MSC	Put		4.55	06/27/25	22,035,000		22,035	(162)
6M EURIBOR, 11/20/26	DUB	Put		1.50	11/18/24	7,698,716,000	JPY	7,698,716	(4)
									(1,725)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	JPM	Put	EUR	31.00	08/16/24	78	EUR	1,209	(24)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	09/18/24	AUD	74,518	49,814	477
BRL/EUR	JPM	09/18/24	EUR	(9,009)	(9,685)	(344)
BRL/USD	CIT	07/02/24	BRL	2,756	493	(6)
BRL/USD	JPM	07/17/24	BRL	31,227	5,576	(209)
BRL/USD	BCL	07/26/24	BRL	57,087	10,182	(267)
CAD/USD	HSB	09/18/24	CAD	26,008	19,047	103
CAD/USD	TDB	09/18/24	CAD	21,536	15,772	86
CHF/USD	NSI	09/18/24	CHF	28,561	32,096	(76)
CLP/USD	CIT	07/26/24	CLP	409,913	436	2
CLP/USD	SGS	07/26/24	CLP	1,613,118	1,714	(9)
CNY/USD	CIT	07/26/24	CNY	32,895	4,539	(88)
CNY/USD	DUB	07/26/24	CNY	8,654	1,194	4
CNY/USD	JPM	09/19/24	CNY	165,615	23,005	72
COP/USD	BCL	07/17/24	COP	3,117,084	749	(56)
COP/USD	BCL	07/17/24	COP	18,462,402	4,435	18
COP/USD	RBC	07/17/24	COP	1,515,427	364	(29)
COP/USD	BNP	07/18/24	COP	7,642,251	1,836	(116)
COP/USD	BNP	07/26/24	COP	5,411,112	1,298	(4)
COP/USD	CIT	07/26/24	COP	5,079,457	1,218	(11)
COP/USD	BCL	08/15/24	COP	5,550,369	1,327	24
COP/USD	BNP	08/15/24	COP	14,272,378	3,413	112
COP/USD	BNP	10/23/24	COP	19,965,000	4,727	(73)
COP/USD	CIT	02/21/25	COP	7,281,000	1,695	(135)
COP/USD	HSB	02/24/25	COP	10,066,208	2,342	(84)
CZK/USD	UBS	07/17/24	CZK	44,196	1,890	(31)
CZK/USD	UBS	07/26/24	CZK	74,314	3,178	(4)
DKK/USD	RBC	09/18/24	DKK	72,294	10,430	(39)
EUR/CHF	GSC	09/18/24	CHF	(12,197)	(13,707)	(17)
EUR/GBP	BOA	07/26/24	GBP	(445)	(563)	1
EUR/HUF	NSI	07/26/24	HUF	(5,578)	(15)	—
EUR/USD	SCB	07/17/24	EUR	331	355	(1)
EUR/USD	BNP	09/18/24	EUR	3,876	4,166	2
EUR/USD	BOA	09/18/24	EUR	5,115	5,499	12
EUR/USD	GSC	09/18/24	EUR	2,570	2,763	(14)
EUR/USD	SCB	09/18/24	EUR	76,129	81,844	(299)
GBP/EUR	UBS	09/18/24	EUR	(5,396)	(5,801)	(19)
GBP/USD	CBA	07/26/24	GBP	464	587	—
GBP/USD	RBC	09/18/24	GBP	3,900	4,933	(36)
HUF/USD	DUB	07/17/24	HUF	318,666	864	2
HUF/USD	TDB	07/17/24	HUF	136,312	369	1
HUF/USD	BCL	07/26/24	HUF	160,376	434	—
HUF/USD	TDB	07/26/24	HUF	305,372	827	7
HUF/USD	UBS	09/18/24	HUF	1,060,639	2,868	(4)
IDR/USD	BCL	07/17/24	IDR	29,146,125	1,780	—
INR/USD	MSC	07/26/24	INR	64,401	772	2
JPY/EUR	DUB	09/18/24	EUR	(17,178)	(18,467)	(402)
JPY/USD	TDB	07/26/24	JPY	142,136	887	(11)
JPY/USD	BCL	09/18/24	JPY	12,079,501	75,997	(2,031)
JPY/USD	RBC	09/18/24	JPY	645,117	4,059	(3)
KRW/USD	BCL	07/26/24	KRW	1,106,990	805	8
KRW/USD	UBS	09/19/24	KRW	13,799,774	10,071	19
MXN/EUR	TDB	09/18/24	EUR	(8,976)	(9,649)	178
MXN/USD	GSC	07/17/24	MXN	78,531	4,282	59
MXN/USD	JPM	07/17/24	MXN	13,975	762	9
MXN/USD	GSC	07/26/24	MXN	30,625	1,667	5
MXN/USD	TDB	09/18/24	MXN	63,920	3,451	43
MYR/USD	MSC	07/26/24	MYR	12,451	2,644	(3)
NOK/CHF	GSC	09/18/24	CHF	(11,599)	(13,035)	68
NZD/USD	HSB	09/18/24	NZD	2,414	1,470	(11)
PEN/USD	DUB	07/01/24	PEN	4,651	1,210	(17)
PEN/USD	CIT	07/17/24	PEN	4,860	1,264	(16)
PEN/USD	DUB	07/17/24	PEN	1,468	382	(8)
PEN/USD	BNP	07/26/24	PEN	2,590	674	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PLN/EUR	BNP	07/26/24	EUR	(770)	(826)	3
PLN/USD	UBS	07/17/24	PLN	22,918	5,692	44
PLN/USD	BNP	09/18/24	PLN	18,191	4,514	19
SEK/USD	RBC	09/18/24	SEK	96,249	9,118	(97)
SGD/USD	JPM	09/18/24	SGD	7,160	5,300	(14)
THB/USD	CIT	07/26/24	THB	31,829	869	1
THB/USD	HSB	07/26/24	THB	65,411	1,786	(1)
TRY/USD	UBS	07/22/24	TRY	27,655	828	8
TRY/USD	CIT	07/26/24	TRY	67,463	2,012	29
TRY/USD	UBS	09/25/24	TRY	85,382	2,382	163
TRY/USD	CIT	10/23/24	TRY	30,742	834	14
TRY/USD	UBS	10/23/24	TRY	69,026	1,873	11
TRY/USD	BCL	10/28/24	TRY	16,100	435	1
TRY/USD	CIT	10/28/24	TRY	32,504	878	6
TRY/USD	BCL	12/04/24	TRY	12,238	318	12
TRY/USD	GSC	12/04/24	TRY	28,421	739	9
TRY/USD	BNP	12/06/24	TRY	16,900	439	43
TRY/USD	UBS	12/06/24	TRY	62,253	1,615	117
TWD/USD	CIT	09/18/24	TWD	305,038	9,485	19
USD/BRL	JPM	07/02/24	BRL	(2,650)	(474)	25
USD/BRL	GSC	07/17/24	BRL	(91,391)	(16,319)	1,312
USD/BRL	CIT	07/26/24	BRL	(2,763)	(493)	6
USD/BRL	UBS	08/02/24	BRL	(7,289)	(1,299)	3
USD/BRL	JPM	08/15/24	BRL	(16,904)	(3,008)	222
USD/BRL	HSB	09/18/24	BRL	(54,987)	(9,749)	393
USD/BRL	JPM	10/02/24	BRL	(28,218)	(4,995)	422
USD/CLP	BNP	07/26/24	CLP	(770,679)	(819)	—
USD/CLP	CIT	07/26/24	CLP	(803,852)	(854)	5
USD/CNY	BNP	07/26/24	CNY	(32,895)	(4,539)	68
USD/COP	BNP	07/17/24	COP	(2,629,061)	(632)	48
USD/COP	CIT	07/17/24	COP	(29,859,260)	(7,174)	423
USD/COP	GSC	07/17/24	COP	(11,028,353)	(2,650)	150
USD/COP	CIT	07/22/24	COP	(7,281,000)	(1,748)	138
USD/COP	GSC	07/26/24	COP	(203,855)	(49)	—
USD/COP	CIT	08/13/24	COP	(24,594,359)	(5,883)	303
USD/COP	CIT	08/14/24	COP	(31,521,856)	(7,539)	182
USD/CZK	DUB	07/17/24	CZK	(154,106)	(6,590)	123
USD/EUR	DUB	07/17/24	EUR	(179)	(193)	2
USD/EUR	MSC	07/17/24	EUR	(1,069)	(1,145)	12
USD/EUR	SCB	07/26/24	EUR	(1,062)	(1,138)	(2)
USD/EUR	DUB	09/18/24	EUR	(2,592)	(2,787)	10
USD/EUR	UBS	09/18/24	EUR	(8,869)	(9,535)	(5)
USD/GBP	RBC	09/18/24	GBP	(34,518)	(43,660)	317
USD/HKD	UBS	09/19/24	HKD	(201,957)	(25,920)	(3)
USD/IDR	BCL	07/17/24	IDR	(58,077,565)	(3,546)	18
USD/IDR	BNP	09/18/24	IDR	(591,996)	(36)	—
USD/INR	CIT	09/18/24	INR	(44,525)	(533)	(2)
USD/KRW	BNP	07/26/24	KRW	(1,100,171)	(800)	(3)
USD/MXN	BCL	07/17/24	MXN	(70,703)	(3,855)	(53)
USD/MXN	CIT	07/26/24	MXN	(15,239)	(830)	(9)
USD/MXN	HSB	07/26/24	MXN	(90,093)	(4,906)	3
USD/MXN	MSC	10/24/24	MXN	(92,903)	(4,987)	296
USD/NOK	DUB	09/18/24	NOK	(120,087)	(11,269)	(32)
USD/PEN	CIT	07/17/24	PEN	(8,729)	(2,271)	56
USD/PEN	MSC	07/17/24	PEN	(2,326)	(605)	6
USD/PLN	GSC	07/26/24	PLN	(7,761)	(1,927)	8
USD/PLN	NSI	07/26/24	PLN	(14,082)	(3,497)	(21)
USD/SEK	TDB	07/26/24	SEK	(6,053)	(572)	5
USD/TRY	CIT	07/22/24	TRY	(27,802)	(833)	(13)
USD/TRY	BCL	07/26/24	TRY	(67,313)	(2,007)	(25)
USD/TRY	BCL	09/25/24	TRY	(56,921)	(1,588)	(14)
USD/TRY	CIT	10/23/24	TRY	(72,915)	(1,978)	(33)
USD/TRY	UBS	12/04/24	TRY	(40,659)	(1,057)	(32)
USD/TRY	BCL	12/06/24	TRY	(79,153)	(2,054)	(41)
USD/UYU	CIT	07/17/24	UYU	(10,632)	(271)	2
USD/ZAR	BNP	07/17/24	ZAR	(57,160)	(3,138)	(12)
USD/ZAR	TDB	07/17/24	ZAR	(50,413)	(2,767)	(16)
USD/ZAR	UBS	07/17/24	ZAR	(4,447)	(244)	(1)
USD/ZAR	UBS	07/26/24	ZAR	(24,068)	(1,320)	23
ZAR/EUR	GSC	09/18/24	EUR	(6,088)	(6,545)	179
ZAR/USD	CIB	07/17/24	ZAR	48,983	2,689	15
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	DUB	07/17/24	ZAR	15,213	835	(10)
ZAR/USD	CIT	07/26/24	ZAR	22,578	1,239	11
ZAR/USD	SCB	07/26/24	ZAR	14,278	783	(14)
ZAR/USD	GSC	09/18/24	ZAR	85,325	4,662	108
					185,405	1,774

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BNP	10.67	(A)	01/02/25	BRL	52,554	—	(3)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(1)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	10,160	—	(75)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(158)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(205)
BRAZIBOR (A)	Receiving	BNP	11.57	(A)	01/04/27	BRL	9,276	—	8
BRAZIBOR (A)	Paying	BOA	10.10	(A)	01/04/27	BRL	20,964	—	(162)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(182)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(213)
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	136
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(510)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(549)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	250
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	244
Chilean Interbank Rate (S)	Receiving	BOA	4.92	(S)	04/01/28	CLP	1,665,271	—	10
Chilean Interbank Rate (S)	Receiving	GSC	4.99	(S)	04/01/28	CLP	1,734,893	—	8
Chilean Interbank Rate (A)	Paying	JPM	4.88	(A)	04/01/26	CLP	3,176,843	—	(10)
Colombian Interbank Rate (A)	Receiving	JPM	9.81	(A)	05/10/25	COP	14,191,535	—	2
Colombian Interbank Rate (A)	Receiving	MSC	9.73	(A)	05/10/25	COP	8,891,982	—	3
								—	(1,407)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
American Airlines Group Inc. (Q)	JPM	N/A	5.00	12/20/24	140	(3)	(2)	(1)
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	15	(7)	22
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	21	16	5
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	2	4	(2)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	3	8	(5)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(32)	(29)	(3)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(16)	(13)	(3)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(4)	3	(7)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(4)	3	(7)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	212	(4)	5	(9)
Ladbrokes Group Finance PLC (Q)	BNP	N/A	1.00	06/20/29	205	6	7	(1)
Ladbrokes Group Finance PLC (Q)	GSC	N/A	1.00	06/20/29	341	9	12	(3)
Ladbrokes Group Finance PLC (Q)	JPM	N/A	1.00	06/20/29	136	3	4	(1)
Southwest Airlines Co. (Q)	CIT	N/A	1.00	06/20/29	905	—	(7)	7
Government of the Republic of Panama (Q)	BOA	N/A	1.00	06/20/29	780	27	31	(4)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	2	3	(1)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	2	3	(1)
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	9	14	(5)
Paramount Global (Q)	JPM	N/A	1.00	12/20/28	53	3	4	(1)
Paramount Global (Q)	JPM	N/A	1.00	12/20/28	53	3	4	(1)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	—	36	(36)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/25	130	—	37	(37)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	8	20	(12)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	11	24	(13)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	4	11	(7)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	6	16	(10)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	7	18	(11)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	16	(27)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	06/20/29	591	31	32	(1)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,204	(21)	37	(58)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	4	9	(5)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	6	14	(8)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/28	20	1	2	(1)
Xerox Corporation (Q)	MSC	N/A	1.00	12/20/28	40	4	5	(1)
					10,251	89	343	(254)
Credit default swap agreements - sell protection
CCO Holdings, LLC (Q)	MSC	0.00	5.00	06/20/29	(120)	11	9	2
Virgin Media Finance PLC (Q)	BOA	0.00	5.00	06/20/29	(357)	14	16	(2)
Virgin Media Finance PLC (Q)	GSC	0.00	5.00	06/20/29	(682)	26	26	—
Virgin Media Finance PLC (Q)	JPM	0.00	5.00	06/20/29	(325)	12	14	(2)
Vistra Operations Company LLC (Q)	JPM	0.93	5.00	12/20/25	(337)	21	18	3
					(1,821)	84	83	1

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
AB Sagax (MT)	CIT	OBFR -0.25% (M)	TBD	(1,751)	(45)	—
Adyen N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(39)	(48)	1
Aegon Ltd. (MT)	CIT	OBFR -0.26% (M)	TBD	(21,887)	(140)	2
AGL Energy Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(7,024)	(48)	(3)
Agricultural Bank of China Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(482,000)	(208)	(13)
Air Products and Chemicals, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,382)	(1,999)	95
Air Transport Services Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(50)	(2)
Ajinomoto Co., Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(4,600)	(161)	(3)
Albemarle Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(9,360)	(902)	5
Albemarle Corporation (MT)	JPM	OBFR -0.45% (M)	TBD	(922)	(91)	3
ALFA, S.A.B. de C.V. (MT)	CIT	OBFR -0.50% (M)	TBD	(99,474)	(59)	2
Alimentation Couche-Tard Inc. (MT)	CIT	OBFR -0.20% (M)	TBD	(1,347)	(77)	2
Allegro.eu (MT)	JPM	OBFR -0.50% (M)	TBD	(4,340)	(40)	—
Alstom (MT)	JPM	OBFR +0.63% (M)	TBD	(3,705)	(67)	5
Altium Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(54,873)	(2,446)	(29)
American International Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,947)	(148)	3
Anheuser-Busch InBev (MT)	CIT	OBFR -0.26% (M)	TBD	(1,433)	(87)	4
Anhui Conch Cement Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(47,000)	(111)	(8)
ASR Nederland N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(2,001)	(97)	1
Atacadao S.A. (MT)	JPM	OBFR -0.94% (M)	TBD	(15,151)	(26)	2
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(71)	(5)
Avolta AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,540)	(63)	2
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(9,277)	(811)	(37)
Baloise Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(285)	(49)	(1)
Baloise Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(2,747)	(487)	4
Bandai Namco Holdings Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(10,200)	(194)	(7)
Bank Polska Kasa Opieki - Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(1,039)	(40)	(3)
Bath & Body Works, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(33,549)	(1,391)	82
Best Buy Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(10,033)	(895)	42
Bio-Rad Laboratories, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(490)	(138)	4
Blackstone Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(468)	(59)	1
BorgWarner Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(10,075)	(339)	14
Boston Properties, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(16,966)	(1,002)	(56)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
BRF S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(82,370)	(289)	(44)
Brookfield Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(1,493)	(62)	—
Brookline Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,571)	(71)	—
C.H. Robinson Worldwide, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(8,277)	(733)	1
Capital One Financial Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(333)	(45)	(1)
Car Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(10,995)	(261)	4
Cathay Financial Holding Co., Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(42,000)	(78)	2
Celanese Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(9,766)	(1,358)	42
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(173)	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Chailease Holding Company Limited (MT)	CIT	OBFR -0.35% (M)	TBD	(244,000)	(1,193)	44
Charles River Laboratories International, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(75)	(16)	—
China Resources Power Holdings Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(292,000)	(899)	(17)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(2,000)	(6)	—
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	CIT	OBFR -0.40% (M)	TBD	(36,945)	(534)	28
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	JPM	OBFR -0.40% (M)	TBD	(25,872)	(362)	9
Cognizant Technology Solutions Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(8,557)	(588)	6
Coloplast A/S (MT)	CIT	OBFR -0.26% (M)	TBD	(4,214)	(514)	9
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(96)	(9)
Compagnie Financiere Richemont SA (MT)	CIT	OBFR -0.26% (M)	TBD	(339)	(53)	—
Companhia Siderurgica Nacional (MT)	JPM	OBFR -0.40% (M)	TBD	(19,023)	(44)	—
Computershare Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(62,152)	(1,102)	13
Constellation Brands, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,188)	(575)	12
Corning Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(45,941)	(1,833)	36
Customers Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	8,705	382	35
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(91)	(5)
CVS Health Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(5,759)	(354)	14
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(48,603)	(1,475)	328
Delivery Hero SE (MT)	CIT	OBFR -0.26% (M)	TBD	(79)	(2)	—
Deutsche Bank Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(3,215)	(51)	—
DiaSorin S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(4,947)	(508)	17
Dime Community Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(320)	(6)	(1)
Discover Financial Services (MT)	CIT	OBFR -0.15% (M)	TBD	(513)	(65)	(2)
DMG Mori Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(18,400)	(483)	(3)
Domino's Pizza, Inc. (MT)	CIT	OBFR -0.20% (M)	TBD	(3,220)	(1,716)	51
Dr. Soliman Abdel Kader Fakeeh Hospital (MT)	JPM	OBFR +0.75% (M)	TBD	10,250	161	(1)
DSM-Firmenich AG (MT)	JPM	OBFR -0.26% (M)	TBD	(5,575)	(588)	(40)
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	86	11
Eneva S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(22,287)	(52)	1
Enphase Energy, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,951)	(859)	67
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(302)	(39)	9
Entain PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(103,206)	(877)	60
EQT AB (MT)	CIT	OBFR -0.25% (M)	TBD	(30,552)	(934)	36
EQT Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(48,595)	(1,871)	76
First Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(2,571)	(77)	(5)
First Solar, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,575)	(673)	93
Flutter Entertainment Public Limited Company (MT)	CIT	OBFR -0.25% (M)	TBD	(1,080)	(200)	3
FMC Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(7,503)	(429)	(7)
Former Charter Communications Parent, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(11,110)	(3,176)	(143)
Formosa Plastics Corporation (MT)	CIT	OBFR -0.10% (M)	TBD	(78,000)	(140)	2
Frontier Communications Parent, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,533)	(168)	(3)
Fubon Financial Holding Co., Ltd. (MT)	CIT	OBFR -0.33% (M)	TBD	(169,000)	(408)	(4)
G&L Beijer Ref AB (MT)	CIT	OBFR -0.26% (M)	TBD	(3,648)	(59)	3
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(31,709)	(499)	13
GE HealthCare Technologies Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(35,581)	(2,805)	35
Gen Digital Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(16,758)	(404)	(15)
GLP J-REIT (MT)	CIT	OBFR -0.25% (M)	TBD	(53)	(44)	1
Goodman Funding Pty Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(1,656)	(38)	—
Grifols, S.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(137,437)	(1,375)	213
Growthpoint Properties Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(141,835)	(84)	(11)
Hapvida Participacoes E Investimentos S/A (MT)	CIT	OBFR -0.40% (M)	TBD	(7,705)	(6)	—
Hapvida Participacoes E Investimentos S/A (MT)	JPM	OBFR -0.40% (M)	TBD	(1,260,051)	(904)	48
Helvetia Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(599)	(82)	1
Hino Motors, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(12,100)	(33)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Husqvarna Aktiebolag (MT)	CIT	OBFR -0.26% (M)	TBD	(7,310)	(63)	4
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(19,856)	(200)	1
Iida Group Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(5,100)	(67)	—
Impala Platinum Holdings Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(127,919)	(599)	(35)
Independent Bank Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,734)	(119)	(5)
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(35,572)	(637)	12
Iron Mountain Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(2,127)	(185)	(6)
Iron Mountain Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(1,025)	(91)	(1)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	JPM	OBFR -3.45% (M)	TBD	(36,530)	(2,811)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,497)	(5)
Japan Metropolitan Fund Investment Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(95)	(54)	—
JGC Holdings Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(4,200)	(33)	—
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(1,655)	(50)	2
Kering (MT)	CIT	OBFR -0.26% (M)	TBD	(136)	(47)	(2)
KKR & Co. Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,382)	(256)	6
Koito Manufacturing Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(26,500)	(363)	(1)
Koninklijke Philips N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(2,300)	(61)	3
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,333)	(114)	2
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(9,825)	(835)	9
Lasertec Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(1,700)	(388)	3
Legal & General Group PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(24,032)	(70)	1
LG Chem, Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(1,668)	(397)	5
Lifco AB (Publ) (MT)	CIT	OBFR -0.26% (M)	TBD	(3,881)	(108)	2
Lite-On Technology Corporation (MT)	JPM	OBFR -1.50% (M)	TBD	(3,000)	(10)	—
Localiza Rent A Car SA (MT)	JPM	OBFR -0.40% (M)	TBD	(1,319)	(0)	(2)
Localiza Rent A Car SA (MT)	JPM	OBFR -0.50% (M)	TBD	(130,622)	(1,016)	30
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(417,385)	(1,795)	147
Match Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(10,720)	(329)	3
MatsukiyoCocokara & Co. (MT)	CIT	OBFR -0.25% (M)	TBD	(31,700)	(450)	(6)
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(49,100)	(665)	58
Mercari, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(84,500)	(1,014)	(33)
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(25,576)	(300)	31
Metso Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(1,361)	(15)	1
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(53,698)	(2,355)	428
Mitsubishi Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(3,800)	(73)	(2)
Natura & Co Holding SA (MT)	JPM	OBFR -0.40% (M)	TBD	(86,069)	(238)	(1)
New York Community Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	159,269	491	22
Nexi S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(124,048)	(775)	21
NIBE Industrier AB (MT)	CIT	OBFR -0.26% (M)	TBD	(7,094)	(33)	3
Nippon Express Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(8,600)	(400)	(4)
Nippon Shinyaku Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(4,000)	(79)	(1)
Nissan Chemical Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(14,100)	(438)	(10)
Nokia Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(317,281)	(1,199)	(5)
Nomura Real Estate Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,100)	(52)	(1)
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(119,851)	(542)	108
OceanFirst Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,147)	(102)	(11)
OCI N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(10,664)	(266)	6
Okuma Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(700)	(30)	(2)
Olympus Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(11,300)	(183)	—
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(91,700)	(1,556)	76
On Semiconductor Corporation (MT)	CIT	OBFR +0.00% (M)	TBD	(3,338)	(226)	(2)
Orlen S A (MT)	JPM	OBFR -0.50% (M)	TBD	(6,651)	(104)	(7)
Orsted A/S (MT)	JPM	OBFR -0.30% (M)	TBD	(664)	(37)	2
Park24 Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(4,100)	(42)	—
PayPal Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(717)	(43)	1
Penta-Ocean Construction Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(13,800)	(56)	(1)
Perpetual Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(3,744)	(54)	1
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(722,000)	(913)	21
Pilbara Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(18,115)	(42)	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Pilbara Minerals Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(245)	(1)	—
POSCO Future M Co., Ltd. (MT)	CIT	OBFR -1.00% (M)	TBD	(1,930)	(358)	—
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -1.23% (M)	TBD	(2,488)	(497)	35
POSCO Holdings Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,201)	(329)	16
Postal Savings Bank of China Co., Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(1,256,000)	(723)	(12)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,712)	(108)	4
Prio S.A. (MT)	CIT	OBFR -0.40% (M)	TBD	(5,093)	(40)	—
Pro Medicus Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(2,810)	(249)	(18)
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(106)	(8)
Qantas Airways Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,319)	(54)	2
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(430,700)	(2,304)	84
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,461	93	73
Recruit Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(21,200)	(1,080)	(61)
Rede D'or Sao Luiz S.A. (MT)	CIT	OBFR -0.40% (M)	TBD	(5,553)	(27)	—
Reinet Investments S.C.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(1,869)	(48)	1
Relo Group, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(6,800)	(74)	1
Rentokil Initial PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(66,107)	(384)	1
Revvity, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(387)	(41)	1
Revvity, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,407)	(590)	25
RS Group PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(3,920)	(37)	2
Ryohin Keikaku Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(8,700)	(145)	—
SalMar ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(9,601)	(547)	43
Sandy Spring Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,571)	(121)	(14)
Sanken Electric Co.,Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(700)	(30)	1
Sartorius Aktiengesellschaft (MT)	JPM	OBFR -0.39% (M)	TBD	(873)	(233)	29
Sartorius Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(293)	(71)	2
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(4,666)	(929)	166
Saudi Arabian Oil Company (MT)	JPM	OBFR +0.75% (M)	TBD	257,416	1,946	(52)
SBI Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(2,300)	(61)	3
Schibsted ASA (MT)	CIT	OBFR -0.26% (M)	TBD	(2,292)	(67)	—
Securitas AB (MT)	JPM	OBFR -0.30% (M)	TBD	(6,887)	(71)	3
SEEK Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(27,325)	(412)	24
Seibu Holdings Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(30)	—
Sendas Distribuidora S/A (MT)	CIT	OBFR -0.75% (M)	TBD	(94,479)	(194)	20
Shandong Gold Group Co., Ltd. (MT)	JPM	OBFR -0.43% (M)	TBD	(149,750)	(311)	11
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(7,700)	(48)	4
Shinko Electric Industries Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(2,300)	(83)	3
Siemens Energy AG (MT)	CIT	OBFR -0.26% (M)	TBD	(15,802)	(417)	6
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,226)	(186)	(2)
Simon Property Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(4,401)	(662)	(11)
Skanska AB (MT)	CIT	OBFR -0.26% (M)	TBD	(2,415)	(45)	2
Soitec (MT)	CIT	OBFR -0.26% (M)	TBD	(439)	(50)	2
Solvay (MT)	JPM	OBFR -0.26% (M)	TBD	(5,452)	(186)	(5)
Solvay (MT)	CIT	OBFR -0.26% (M)	TBD	(4,439)	(158)	2
Solventum Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(6,077)	(311)	(10)
Southstate Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,000)	(72)	(4)
Southstate Corporation (MT)	JPM	OBFR +0.00% (M)	TBD	1,000	72	4
Southwest Airlines Co. (MT)	CIT	OBFR -0.15% (M)	TBD	(32,482)	(925)	(8)
Square Enix Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(64)	(2)
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(14,900)	(446)	(1)
St. James's Place PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(144,957)	(1,025)	27
SUMCO Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(57,700)	(849)	11
Sumitomo Chemical Company, Limited (MT)	CIT	OBFR -0.25% (M)	TBD	(851,900)	(1,741)	(84)
Super Micro Computer, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,303)	(1,078)	11
Suzuki Motor Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(88,400)	(999)	(29)
Swedbank AB (MT)	CIT	OBFR -0.26% (M)	TBD	(10,258)	(210)	(1)
Swiss Life Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(3,849)	(2,825)	(4)
Synopsys, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,962)	(1,765)	3
Taisei Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(25,600)	(930)	(18)
Tapestry, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(12,959)	(553)	(1)
Targa Resources Corp. (MT)	CIT	OBFR -0.15% (M)	TBD	(512)	(66)	—
Target Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(350)	(52)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,881)	(660)	34
Telecom Italia S.p.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(1,641,022)	(405)	13
Telecom Italia S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(3,943,256)	(978)	34
Teleperformance SE (MT)	CIT	OBFR -0.26% (M)	TBD	(5,065)	(544)	14
Temenos AG (MT)	CIT	OBFR -0.26% (M)	TBD	(7,333)	(506)	2
Teradyne, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,404)	(205)	(3)
The Hershey Company (MT)	CIT	OBFR -0.15% (M)	TBD	(7,332)	(1,373)	26
The Kansai Electric Power Company, Incorporated (MT)	CIT	OBFR -0.25% (M)	TBD	(2,300)	(39)	(1)
Thyssenkrupp AG (MT)	CIT	OBFR -0.26% (M)	TBD	(73,310)	(329)	13
Tokyo Ohka Kogyo Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(100)	(3)	—
Tokyo Ohka Kogyo Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(18,300)	(505)	3
Tokyo Tatemono Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(5,200)	(80)	(4)
TOMRA Systems ASA (MT)	CIT	OBFR -0.26% (M)	TBD	(4,707)	(61)	5
Toyota Industries Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(400)	(33)	—
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(43,651)	(353)	(9)
U C B (MT)	CIT	OBFR -0.26% (M)	TBD	(9,779)	(1,457)	6
Valley National Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(17,599)	(118)	(6)
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(60,725)	(4,825)	(15)
Viatris Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(116,321)	(1,218)	(18)
Vicinity Centres RE Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(49,624)	(62)	1
Walgreens Boots Alliance, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(69,109)	(1,099)	264
Waters Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(2,348)	(679)	(2)
Welltower Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(563)	(58)	(1)
Western Digital Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	826	65	(3)
WestRock Company (MT)	CIT	OBFR -0.15% (M)	TBD	(13,424)	(686)	12
WiseTech Global Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(3,010)	(194)	(6)
Worldline (MT)	CIT	OBFR -0.26% (M)	TBD	(41,359)	(454)	7
Yamaha Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(2,300)	(54)	—
Zijin Mining Group Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(10,000)	(21)	—
Zijin Mining Group Co., Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(192,000)	(412)	7
						2,655

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Citi EQ US 1W Volatility Carry Index‡ (Q)	SOFR +0.00% (Q)	BOA	09/16/24	1,356	—	7

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,248,670	562,509	1,165	1,812,344
Corporate Bonds And Notes	—	265,967	5,031	270,998
Government And Agency Obligations	—	173,863	—	173,863
Non-U.S. Government Agency Asset-Backed Securities	—	104,471	—	104,471
Senior Floating Rate Instruments	—	60,858	885	61,743
Investment Companies	34,800	—	—	34,800
Preferred Stocks	4,629	999	—	5,628
Warrants	7	—	—	7
Short Term Investments	314,371	15,110	—	329,481
	1,602,477	1,183,777	7,081	2,793,335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	56	—	56
Futures Contracts	4,918	—	—	4,918
Centrally Cleared Interest Rate Swap Agreements	—	19,053	—	19,053
Centrally Cleared Credit Default Swap Agreements	—	1,443	—	1,443
Exchange Traded Purchased Options	6,602	—	—	6,602
OTC Purchased Options	—	1,788	—	1,788
Open Forward Foreign Currency Contracts	—	6,707	—	6,707
OTC Interest Rate Swap Agreements	—	661	—	661
OTC Credit Default Swap Agreements	—	39	—	39
OTC Contracts for Difference	—	3,689	—	3,689
OTC Total Return Swap Agreements	—	—	7	7
	11,520	33,436	7	44,963
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,516)	—	—	(4,516)
Centrally Cleared Interest Rate Swap Agreements	—	(7,277)	—	(7,277)
Centrally Cleared Credit Default Swap Agreements	—	(54)	—	(54)
Exchange Traded Written Options	(4,205)	(12)	—	(4,217)
OTC Written Options	—	(2,044)	—	(2,044)
Open Forward Foreign Currency Contracts	—	(4,933)	—	(4,933)
OTC Interest Rate Swap Agreements	—	(2,068)	—	(2,068)
OTC Credit Default Swap Agreements	—	(292)	—	(292)
OTC Contracts for Difference	—	(1,034)	—	(1,034)
	(8,721)	(17,714)	—	(26,435)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.8%
United States of America 36.2%
Avery Dennison Corporation	79	17,268
Bunge Limited	176	18,741
CF Industries Holdings, Inc.	172	12,741
Cheniere Energy, Inc.	55	9,663
Chevron Corporation	85	13,333
ConocoPhillips	150	17,170
Corteva, Inc.	335	18,060
Diamondback Energy, Inc.	47	9,365
Exxon Mobil Corporation	474	54,576
Freeport-McMoRan Inc.	452	21,958
Graphic Packaging Holding Company	446	11,681
Hess Corporation	136	20,111
Marathon Petroleum Corporation	101	17,556
Newmont Corporation	456	19,112
Nucor Corporation	52	8,254
Packaging Corporation of America	137	25,097
Permian Resources Corporation - Class A	408	6,589
		301,275
United Kingdom 22.0%
Anglo American PLC	828	26,191
BP P.L.C.	7,079	42,606
DS Smith PLC	2,817	14,957
Rio Tinto PLC	446	29,340
Shell PLC - Class A	1,959	70,169
		183,263
Canada 18.6%
Barrick Gold Corporation	1,553	25,906
Canadian Natural Resources Limited	644	22,948
Filo Corp. (a)	332	6,077
Nutrien Ltd. (b)	563	28,662
Red Lake Madsen Mine Ltd. (a) (c)	428	—
Stelco Holdings Inc.	498	13,519
Teck Resources Limited - Class B	588	28,186
Wheaton Precious Metals Corp.	574	30,069
		155,367
Ireland 4.4%
CRH Public Limited Company	74	5,529
Smurfit Kappa Funding Designated Activity Company	692	30,858
		36,387
France 3.8%
TotalEnergies SE	478	31,976
Switzerland 3.4%
Glencore PLC	5,020	28,608
Australia 3.2%
BHP Group Limited	941	26,773
Norway 2.6%
Norsk Hydro ASA	3,540	21,955
Italy 1.7%
Saipem S.P.A. (a)	5,632	14,470
Finland 1.5%
UPM-Kymmene Oyj	354	12,375
Zambia 0.8%
First Quantum Minerals Ltd	480	6,301
Luxembourg 0.6%
ArcelorMittal - ADR (b)	212	4,854
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	5,692	—
Public Joint Stock Company Polyus (a) (c) (d)	106	—
Total Common Stocks (cost $822,848)		823,604
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 3.7%
JNL Government Money Market Fund - Class SL, 5.31% (e) (f)	30,554	30,554
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.21% (e) (f)	8,471	8,471
Total Short Term Investments (cost $39,025)		39,025
Total Investments 103.5% (cost $861,873)		862,629
Other Assets and Liabilities, Net (3.5)%		(29,456)
Total Net Assets 100.0%		833,173

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	14,886	172,118	178,533	242	—	—	8,471	1.0
JNL Government Money Market Fund, 5.31% - Class SL	28,518	178,455	176,419	166	—	—	30,554	3.7
	43,404	350,573	354,952	408	—	—	39,025	4.7

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	08/27/21	25,117	—	—
Public Joint Stock Company Polyus	06/10/20	15,311	—	—
		40,428	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	301,275	—	—	301,275
United Kingdom	—	183,263	—	183,263
Canada	155,367	—	—	155,367
Ireland	5,529	30,858	—	36,387
France	—	31,976	—	31,976
Switzerland	—	28,608	—	28,608
Australia	—	26,773	—	26,773
Norway	—	21,955	—	21,955
Italy	—	14,470	—	14,470
Finland	—	12,375	—	12,375
Zambia	6,301	—	—	6,301
Luxembourg	4,854	—	—	4,854
Short Term Investments	39,025	—	—	39,025
	512,351	350,278	—	862,629

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 48.9%
Apple Inc.	1,765	371,741
ASML Holding N.V. - ADR	168	172,027
Broadcom Inc.	134	214,944
Cadence Design Systems, Inc. (a)	309	95,234
Intuit Inc.	294	193,468
KLA Corporation	97	80,357
Microsoft Corporation	1,103	493,109
NVIDIA Corporation	5,513	681,014
Roper Technologies, Inc.	144	81,064
Shopify Inc. - Class A (a)	727	48,048
Synopsys, Inc. (a)	92	54,617
		2,485,623
Consumer Discretionary 12.4%
Amazon.com, Inc. (a)	2,459	475,208
Chipotle Mexican Grill, Inc. (a)	745	46,673
Ferrari N.V.	148	60,287
LVMH Moet Hennessy Louis Vuitton	65	49,325
		631,493
Communication Services 11.8%
Alphabet Inc. - Class A	1,126	205,120
Meta Platforms, Inc. - Class A	511	257,886
Netflix, Inc. (a)	204	137,401
		600,407
Health Care 10.8%
Align Technology, Inc. (a)	241	58,114
Boston Scientific Corporation (a)	645	49,672
Danaher Corporation	196	48,978
Eli Lilly and Company	192	174,160
IDEXX Laboratories, Inc. (a)	118	57,576
Intuitive Surgical, Inc. (a)	246	109,233
Thermo Fisher Scientific Inc.	88	48,768
		546,501
Financials 8.6%
Blackstone Inc. - Class A	431	53,297
MasterCard Incorporated - Class A	167	73,686
MSCI Inc. - Class A	128	61,866
S&P Global Inc.	177	78,992
Visa Inc. - Class A (b)	647	169,704
		437,545
Industrials 5.3%
Copart, Inc. (a)	1,310	70,959
TransDigm Group Incorporated	78	99,749
Vertiv Holdings Co - Class A	549	47,515
Waste Connections, Inc.	274	47,954
		266,177
Real Estate 1.1%
CoStar Group, Inc. (a)	776	57,528
Materials 1.0%
The Sherwin-Williams Company	172	51,316
Total Common Stocks (cost $2,702,018)		5,076,590
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	7,819	7,819
Total Short Term Investments (cost $7,819)		7,819
Total Investments 100.1% (cost $2,709,837)		5,084,409
Other Assets and Liabilities, Net (0.1)%		(3,524)
Total Net Assets 100.0%		5,080,885

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	10,922	225,322	228,425	227	—	—	7,819	0.2
JNL Government Money Market Fund, 5.31% - Class SL	—	751	751	—	—	—	—	—
	10,922	226,073	229,176	227	—	—	7,819	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	5,027,265	49,325	—	5,076,590
Short Term Investments	7,819	—	—	7,819
	5,035,084	49,325	—	5,084,409

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 95.9%
United Kingdom 33.3%
AstraZeneca PLC	261	40,565
Barclays PLC	25,138	66,275
BP P.L.C.	9,210	55,427
British American Tobacco P.L.C.	903	27,758
Compass Group PLC	448	12,218
Diageo PLC	1,332	41,840
GSK PLC	1,841	35,374
Kingfisher PLC	4,671	14,620
Legal & General Group PLC	6,394	18,314
NatWest Group PLC	4,431	17,393
Prudential Public Limited Company	5,477	49,477
Reckitt Benckiser Group PLC	857	46,323
Relx PLC	435	19,986
Relx PLC	151	6,934
Rolls-Royce Holdings PLC (a)	15,650	89,883
SEGRO Public Limited Company	1,309	14,810
Shell PLC - Class A	1,689	60,751
Standard Chartered PLC	1,716	15,526
		633,474
France 15.5%
Alstom (b)	3,732	62,769
AXA	700	22,913
BNP Paribas	270	17,253
Carrefour	1,178	16,686
Compagnie De Saint-Gobain	409	31,817
Danone	437	26,700
Kering	148	53,656
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	171	29,568
Sanofi	295	28,549
Societe d'exploitation Hoteliere	10	934
VINCI	39	4,103
		294,948
Japan 10.6%
FANUC Corporation	1,603	44,136
Fujitsu Limited	1,766	27,702
Murata Manufacturing Co., Ltd.	1,480	30,753
Renesas Electronics Corporation	2,479	46,801
Seven & I Holdings Co., Ltd.	2,210	26,910
Takeda Pharmaceutical Co Ltd	990	25,667
		201,969
Germany 8.3%
Allianz SE	51	14,300
Deutsche Telekom AG - Class N	1,713	43,161
Infineon Technologies AG - Class N	996	36,384
RWE Aktiengesellschaft	625	21,368
SAP SE	212	42,718
		157,931
Netherlands 6.0%
Akzo Nobel N.V.	715	43,461
Heineken N.V.	102	9,849
ING Groep N.V.	1,542	26,385
Koninklijke Philips N.V.	1,396	35,136
		114,831
South Korea 4.7%
Samsung Electronics Co., Ltd.	1,372	80,704
SK Hynix Inc.	52	8,965
		89,669
Italy 4.6%
Enel S.p.A	6,902	47,964
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	1,083	40,126
		88,090
Spain 3.1%
AENA, S.M.E., S.A. (c)	117	23,578
Amadeus IT Holding, S.A. (c)	302	20,068
Iberdrola, Sociedad Anonima	1,171	15,179
		58,825
Switzerland 1.8%
Julius Bar Gruppe AG - Class N	184	10,279
Novartis AG - Class N	224	23,842
		34,121
Belgium 1.7%
Anheuser-Busch InBev	569	32,960
Canada 1.6%
Canadian Pacific Kansas City Limited	396	31,164
China 1.4%
Li Ning Company Limited	961	2,065
Tencent Holdings Limited	523	24,844
		26,909
Singapore 1.1%
United Overseas Bank Limited	892	20,623
Ireland 0.8%
Ryanair Holdings Public Limited Company - ADR	124	14,461
Luxembourg 0.5%
ArcelorMittal	400	9,138
Hong Kong 0.4%
Link Real Estate Investment Trust	2,038	7,896
Brazil 0.4%
Banco Bradesco SA - ADR (b)	3,296	7,382
Israel 0.1%
Check Point Software Technologies Ltd (a)	9	1,461
Total Common Stocks (cost $1,676,312)		1,825,852
PREFERRED STOCKS 2.9%
Switzerland 2.9%
Roche Holding AG	201	55,698
Total Preferred Stocks (cost $62,904)		55,698
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	20,641	20,641
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	5,857	5,857
Total Short Term Investments (cost $26,498)		26,498
Total Investments 100.2% (cost $1,765,714)		1,908,048
Other Assets and Liabilities, Net (0.2)%		(3,357)
Total Net Assets 100.0%		1,904,691

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	21,025	403,154	403,538	464	—	—	20,641	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Causeway International Value Select Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.31% - Class SL	—	145,757	139,900	341	—	—	5,857	0.3
	21,025	548,911	543,438	805	—	—	26,498	1.4

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	12/09/20	19,094	23,578	1.2
Amadeus IT Holding, S.A.	05/21/21	19,355	20,068	1.1
		38,449	43,646	2.3

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	HSB	07/03/24	HKD	3,253	417	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	54,468	1,771,384	—	1,825,852
Preferred Stocks	—	55,698	—	55,698
Short Term Investments	26,498	—	—	26,498
	80,966	1,827,082	—	1,908,048
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 38.4%
Accenture Public Limited Company - Class A	73	22,088
Adobe Inc. (a)	65	35,896
Apple Inc.	383	80,627
ASML Holding N.V. - ADR	36	36,471
Atlassian Corporation - Class A (a)	99	17,531
Intuit Inc.	45	29,706
Microsoft Corporation	327	146,094
NVIDIA Corporation	1,517	187,462
Palo Alto Networks, Inc. (a)	123	41,555
Salesforce, Inc.	150	38,547
Taiwan Semiconductor Manufacturing Company Limited - ADR	164	28,487
Workday, Inc. - Class A (a)	114	25,501
		689,965
Health Care 14.5%
Alcon AG	325	28,958
Eli Lilly and Company	39	35,310
Intuitive Surgical, Inc. (a)	97	43,284
Stryker Corporation	91	31,031
Thermo Fisher Scientific Inc.	70	38,851
UnitedHealth Group Incorporated	110	55,988
Zoetis Inc. - Class A	155	26,872
		260,294
Communication Services 10.4%
Alphabet Inc. - Class A	127	23,188
Meta Platforms, Inc. - Class A	201	101,188
Netflix, Inc. (a)	94	63,101
		187,477
Consumer Discretionary 9.5%
Amazon.com, Inc. (a)	767	148,250
Aptiv PLC (a)	171	12,054
Tesla Inc. (a)	53	10,507
		170,811
Financials 9.2%
Intercontinental Exchange, Inc.	85	11,567
Marsh & Mclennan Companies, Inc.	122	25,645
PayPal Holdings, Inc. (a)	387	22,437
S&P Global Inc.	66	29,373
Visa Inc. - Class A	287	75,337
		164,359
Industrials 9.0%
Eaton Corporation Public Limited Company	121	37,949
RTX Corporation	266	26,747
Uber Technologies, Inc. (a)	488	35,440
Union Pacific Corporation	99	22,445
W.W. Grainger, Inc.	42	38,116
		160,697
Consumer Staples 3.6%
Monster Beverage 1990 Corporation (a)	454	22,677
Target Corporation	176	26,129
The Estee Lauder Companies Inc. - Class A	145	15,481
		64,287
Real Estate 1.7%
Equinix, Inc.	40	30,078
Materials 1.6%
The Sherwin-Williams Company	99	29,574
Utilities 1.1%
NextEra Energy, Inc.	268	18,970
Total Common Stocks (cost $1,066,092)		1,776,512
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	20,457	20,457
Total Short Term Investments (cost $20,457)		20,457
Total Investments 100.1% (cost $1,086,549)		1,796,969
Other Assets and Liabilities, Net (0.1)%		(2,236)
Total Net Assets 100.0%		1,794,733

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	27,142	197,880	204,565	638	—	—	20,457	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,776,512	—	—	1,776,512
Short Term Investments	20,457	—	—	20,457
	1,796,969	—	—	1,796,969

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.9%
Japan 21.7%
Advantest Corporation	11	454
AEON Co., Ltd.	6	122
AEON MALL Co., Ltd.	—	5
AGC Inc. (a)	11	350
Ajinomoto Co., Inc.	5	183
Alps Alpine Co., Ltd.	4	37
Asahi Group Holdings, Ltd.	5	180
Asahi Kasei Corporation	42	272
ASICS Corporation	12	184
Astellas Pharma Inc.	15	146
Azbil Corporation	2	61
Bandai Namco Holdings Inc.	8	163
Bridgestone Corporation (a)	9	343
Canon Inc. (a)	5	141
Capcom Co., Ltd.	7	140
Central Japan Railway Company	3	65
Chubu Electric Power Co., Ltd.	8	91
Chugai Pharmaceutical Co., Ltd.	4	149
Concordia Financial Group, Ltd.	91	539
Dai Nippon Printing Co., Ltd.	4	132
Daifuku Co., Ltd.	6	115
Dai-ichi Life Holdings, Inc.	10	265
Daiichi Sankyo Company, Limited	2	59
Daikin Industries, Ltd.	2	293
Daito Trust Construction Co., Ltd.	2	176
Daiwa House Industry Co.,Ltd	9	226
Daiwa Securities Group Inc.	26	200
DENSO Corporation	10	153
DISCO Corporation	2	571
Dowa Holdings Co., Ltd.	25	883
East Japan Railway Company	4	70
EBARA Corporation	22	348
Eisai Co., Ltd.	1	33
ENEOS Holdings, Inc.	163	841
EXEO Group, Inc.	28	277
FANCL Corporation	14	245
FANUC Corporation	2	66
Fast Retailing Co., Ltd.	1	304
Fuji Corporation	37	590
FUJIFILM Holdings Corporation	6	134
Fujikura Ltd.	3	52
Fujitsu Limited	17	267
Fukuoka Financial Group, Inc.	16	439
Hamamatsu Photonics K.K.	4	94
Hankyu Hanshin Holdings, Inc.	4	112
HASEKO Corporation	55	608
Hitachi, Ltd.	62	1,401
Honda Motor Co., Ltd. - ADR	1	24
Honda Motor Co., Ltd.	42	453
Hoya Corporation	2	257
Idemitsu Kosan Co., Ltd.	102	668
IHI Corporation	5	144
Inpex Corporation (a)	23	335
Isuzu Motors Limited	30	398
ITOCHU Corporation	9	451
Japan Airport Terminal Co., Ltd.	20	676
Japan Exchange Group, Inc.	15	352
Japan Petroleum Exploration Co., Ltd.	4	150
Japan Post Bank Co., Ltd.	9	88
Japan Post Holdings Co., Ltd.	12	115
Japan Tobacco Inc. (a)	14	366
JGC Holdings Corporation	25	200
Kaga Electronics Co., Ltd.	5	169
Kagome Co., Ltd.	1	20
Kao Corporation	4	154
Kawasaki Heavy Industries, Ltd.	9	343
KDDI Corporation	15	400
Keyence Corporation	1	351
Kikkoman Corporation	6	73
Kintetsu Group Holdings Co.,Ltd	5	111
Kirin Holdings Company, Limited (a)	9	116
Komatsu Ltd.	10	291
Konami Holdings Corporation	2	116
Konica Minolta, Inc.	250	695
Kubota Corporation	4	58
Kuraray Co., Ltd.	19	221
Kurita Water Industries Ltd.	5	191
KYOCERA Corporation	18	206
Kyowa Kirin Co., Ltd.	3	51
Kyushu Electric Power Co., Inc.	29	304
Kyushu Railway Company	6	128
Lasertec Co., Ltd.	1	271
LIXIL Corporation	96	1,017
LY Corporation	35	86
M3, Inc.	4	40
Mabuchi Motor Co., Ltd. (a)	21	312
Makita Corporation	3	73
Marubeni Corporation	14	251
Marui Group Co.Ltd.	41	584
MARUWA Co., Ltd.	1	238
MatsukiyoCocokara & Co.	3	48
Meiji Holdings Co., Ltd.	8	166
Minebeamitsumi Inc.	7	150
MIRAIT ONE Corporation	70	917
Mitsubishi Chemical Group Corporation	72	403
Mitsubishi Corporation	29	577
Mitsubishi Electric Corporation	9	144
Mitsubishi Estate Co., Ltd.	5	82
Mitsubishi HC Capital Inc.	36	238
Mitsubishi Heavy Industries, Ltd.	38	410
Mitsubishi UFJ Financial Group Inc	72	771
Mitsui & Co., Ltd.	17	378
Mitsui Chemicals, Inc.	2	42
Mitsui Fudosan Co., Ltd.	17	154
Mitsui Mining & Smelting Co., Ltd.	21	666
Mitsui O.S.K. Lines, Ltd. (a)	7	217
Miura Co., Ltd.	13	268
Mizuho Financial Group, Inc.	15	322
MonotaRO Co., Ltd. (a)	7	79
MS&AD Insurance Group Holdings, Inc.	13	288
Murata Manufacturing Co., Ltd.	15	305
Nagase & Co., Ltd.	48	933
Nagoya Railroad Co., Ltd.	11	124
Nec Corporation	3	255
Net One Systems Co., Ltd.	30	553
NEXON Co., Ltd.	2	43
Nidec Corporation	2	108
Nihon M&A Center Holdings Inc.	93	480
Nintendo Co., Ltd.	8	400
Nippon Express Co., Ltd. (a)	10	439
Nippon Gas Co., Ltd.	70	1,054
Nippon Paint Holdings Co., Ltd.	5	31
Nippon Sanso Holdings Corporation	4	128
Nippon Steel Corporation	16	338
Nippon Telegraph and Telephone Corporation	150	142
Nippon Yusen Kabushiki Kaisha	18	513
Nipro Corporation	33	261
Nissan Chemical Corporation	18	585
Nissan Motor Co., Ltd. (a)	34	116
Nitori Holdings Co., Ltd.	2	159
Nitto Denko Corporation	5	381
Nomura Holdings, Inc.	58	335
Nomura Holdings, Inc. - ADR	4	22
Nomura Research Institute, Ltd.	4	107
NTT DATA Corporation	6	90
OBIC Business Consultants Co., Ltd.	1	21
OBIC Co., Ltd.	1	77
Olympus Corporation	7	120
OMRON Corporation	3	86
Ono Pharmaceutical Co., Ltd.	11	156
Oriental Land Co., Ltd.	4	103
ORIX Corporation	18	406
Osaka Gas Co., Ltd.	5	113
Otsuka Corporation	4	69
Otsuka Holdings Co., Ltd.	2	84
Pan Pacific International Holdings Corporation	6	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Panasonic Holdings Corporation	31	257
Park24 Co., Ltd.	39	389
Pigeon Corporation (a)	45	412
Rakuten Group, Inc.	8	39
Recruit Holdings Co., Ltd.	10	522
Renesas Electronics Corporation	14	259
Resona Holdings, Inc.	39	262
ROHM Co., Ltd.	11	140
Ryohin Keikaku Co., Ltd.	14	225
Sanken Electric Co., Ltd.	9	368
Sankyu Inc.	19	646
Santen Pharmaceutical Co., Ltd.	47	480
Sapporo Holdings Limited	2	70
Sawai Group Holdings Co.,Ltd	23	921
SBI Holdings, Inc.	5	117
SCREEN Holdings Co., Ltd.	1	127
Secom Co., Ltd.	1	71
Sekisui Chemical Co., Ltd.	17	230
Sekisui House, Ltd.	11	251
Seven & I Holdings Co., Ltd.	46	566
Shikoku Electric Power Company, Incorporated	3	29
Shimadzu Corporation	5	120
Shimano Inc.	2	232
Shin-Etsu Chemical Co., Ltd.	15	565
Shionogi & Co., Ltd.	4	160
Ship Healthcare Holdings, Inc.	48	710
Shiseido Company, Limited	5	131
SMC Corporation	—	95
SoftBank Corp.	19	228
SoftBank Group Corp	10	646
Sohgo Security Services Co., Ltd.	119	699
Sompo Holdings, Inc.	8	167
Sony Group Corporation	13	1,117
Sotetsu Holdings Inc.	10	150
Subaru Corporation.	33	713
SUMCO Corporation (a)	19	272
Sumitomo Bakelite Co., Ltd.	13	385
Sumitomo Chemical Company, Limited	325	696
Sumitomo Corporation	10	243
Sumitomo Electric Industries, Ltd.	21	334
Sumitomo Forestry Co., Ltd. (a)	5	144
Sumitomo Metal Mining Co., Ltd.	9	280
Sumitomo Mitsui Financial Group, Inc. - ADR	3	40
Sumitomo Mitsui Financial Group, Inc.	8	503
Sumitomo Mitsui Trust Bank, Limited	13	288
Sumitomo Realty & Development Co., Ltd.	5	147
Suntory Beverage & Food Limited	5	185
Suzuki Motor Corporation	22	250
Sysmex Corporation	14	228
T&D Holdings, lnc.	10	182
Taiheiyo Cement Corporation	6	141
Taisei Corporation	4	137
Takeda Pharmaceutical Co Ltd	17	428
TDK Corporation	8	487
TechnoPro Holdings, Inc. (a)	20	333
Teijin Limited	64	532
Terumo Corporation	5	80
The Hachijuni Bank, Ltd.	221	1,446
TIS Inc.	24	471
TOBU Railway Co., LTD.	1	13
TOHO GAS Co., Ltd.	3	63
Tokai Carbon Co., Ltd. (a)	93	534
Tokio Marine Holdings, Inc.	19	714
Tokyo Electric Power Company Holdings, Inc. (b)	20	108
Tokyo Electron Limited	3	591
Tokyo Gas Co., Ltd.	5	110
Tokyu Corporation	5	53
Tokyu Fudosan Holdings Corporation	86	574
Toray Industries, Inc.	28	135
Tosoh Corporation	22	290
Toyo Suisan Kaisha, Ltd.	—	24
Toyo Tire Corporation (a)	32	521
Toyota Industries Corporation	1	85
Toyota Motor Corporation	151	3,101
Toyota Tsusho Corporation	21	405
Trend Micro Incorporated	3	134
Tsumura & Co.	1	31
UBE Corporation	45	797
ULVAC, Inc.	2	145
Unicharm Corporation	2	64
West Japan Railway Company	8	142
Yakult Honsha Co., Ltd.	5	93
Yamaha Corporation	15	343
Yamaha Motor Co., Ltd. (a)	47	435
Yamato Holdings Co., Ltd.	34	369
Yaskawa Electric Corporation	4	159
Yoshinoya Holdings Co., Ltd.	18	349
		70,458
United Kingdom 12.9%
3I Group PLC	37	1,433
Anglo American PLC	27	842
Ashtead Group Public Limited Company	9	622
AstraZeneca PLC - ADR	9	707
AstraZeneca PLC	4	611
BAE Systems PLC	22	370
Bank Of Georgia Group PLC	7	363
Barclays PLC	290	764
Barclays PLC - ADR	6	60
Beazley Ireland Holdings PLC	151	1,356
Bellway p.l.c.	2	52
BP P.L.C. - ADR	8	292
BP P.L.C.	335	2,015
British American Tobacco P.L.C.	16	504
Britvic PLC	19	289
BT Group PLC (a)	302	536
Bunzl Public Limited Company	6	224
Centrica PLC	521	889
Compass Group PLC	12	318
Croda International Public Limited Company	2	119
Darktrace PLC (b)	54	395
Diageo PLC - ADR	1	157
Diageo PLC	10	323
DS Smith PLC	135	717
Entain PLC	5	38
Experian PLC	15	687
Fiat Chrysler Automobiles N.V.	45	889
Flutter Entertainment Public Limited Company (b)	1	119
Games Workshop Group PLC	11	1,529
GSK PLC	44	840
GSK PLC - ADR	1	31
Haleon PLC	91	371
Haleon PLC - ADR (a)	1	8
Halma Public Limited Company	3	92
HSBC Holdings PLC - ADR (a)	8	353
HSBC Holdings PLC	164	1,420
IMI PLC	24	527
Imperial Brands PLC	23	584
Informa PLC	55	591
Intertek Group Plc	6	362
J Sainsbury PLC	173	558
Jet2 PLC	4	61
Kingfisher PLC	367	1,147
Legal & General Group PLC	115	329
Lloyds Banking Group PLC - ADR	17	45
Lloyds Banking Group PLC	671	463
London Stock Exchange Group PLC	3	322
Man Group PLC	115	351
Marks and Spencer Group P.L.C.	243	883
Melrose Industries PLC	31	215
Mondi PLC	15	297
National Grid PLC	14	155
National Grid PLC - ADR (a)	2	105
NatWest Group PLC	14	54
NatWest Group PLC - ADR (a)	3	27
Next PLC	3	293
NMC Health PLC (c)	1	—
Pennon Group PLC	6	45
Reckitt Benckiser Group PLC	7	379
Relx PLC	9	394

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Relx PLC - ADR (a)	5	239
Rentokil Initial PLC	30	174
Rio Tinto PLC - ADR	1	62
Rio Tinto PLC	7	468
Rolls-Royce Holdings PLC (b)	180	1,035
RS Group PLC	59	517
Savills PLC	3	48
Severn Trent PLC	6	170
Shell PLC - Class A	97	3,490
Shell PLC - Class A - ADR	13	906
Smith & Nephew PLC - ADR (a)	5	136
Smiths Group PLC	3	65
Spirax Group PLC	3	284
SSE PLC	13	293
Standard Chartered PLC	23	204
Stolt-Nielsen M.S. Ltd.	1	24
Tate & Lyle Public Limited Company	89	672
Taylor Wimpey PLC	917	1,645
The Sage Group PLC.	11	151
Torm PLC - Class A	4	163
Unilever PLC	13	693
Unilever PLC - ADR	8	463
United Utilities PLC	13	163
Vodafone Group Public Limited Company	921	815
Weir Group PLC(The)	13	320
Wise PLC - Class A (b)	5	39
		41,761
Canada 10.4%
Agnico Eagle Mines Limited	1	38
Air Canada (b)	10	129
Alamos Gold Inc - Class A	19	304
Alimentation Couche-Tard Inc.	7	418
ARC Resources Ltd.	20	357
Aritzia, Inc. (b)	5	130
ATCO Ltd. - Class I	8	223
ATS Corporation (b)	14	467
Bank of Montreal	11	905
Bank of Nova Scotia, The	11	517
Banque Nationale Du Canada	14	1,105
Barrick Gold Corporation	31	512
BCE Inc.	1	45
Bombardier Inc. - Class B (b)	5	303
Boyd Group Services Inc. (a)	1	213
Brookfield Corporation - Class A	10	408
BRP Inc. (a)	2	147
CAE Inc. (b)	9	172
Canadian Imperial Bank of Commerce	8	396
Canadian National Railway Company	4	461
Canadian Natural Resources Limited	28	1,001
Canadian Pacific Kansas City Limited	2	158
Canadian Utilities Limited - Class A	6	121
Capital Power Corporation (a)	8	234
Cenovus Energy Inc.	27	538
CGI Inc. - Class A (b)	4	397
CGI Inc. - Class A (b)	—	38
Constellation Software Inc.	—	576
Descartes Systems Group Inc., The (b)	1	116
Dollarama Inc.	6	566
Eldorado Gold Corporation (b)	42	624
Element Fleet Management Corp.	27	500
Emera Incorporated (d)	4	147
Empire Company Limited - Class A	12	314
Enbridge Inc.	10	366
EQB Inc. (a)	4	281
Finning International Inc.	23	677
FirstService Corporation (a)	3	380
Fortis Inc. (a)	1	41
Fortis Inc.	6	233
Franco-Nevada Corporation	1	72
GFL Environmental Inc.	2	90
Great-West Lifeco Inc.	3	76
Hydro One Limited	2	58
iA Societe Financiere Inc.	9	553
IGM Financial Inc.	7	203
Imperial Oil Limited	4	299
Intact Financial Corporation	3	475
Kinross Gold Corporation	90	751
Loblaw Companies Limited	4	478
Manulife Financial Corporation	36	965
Methanex Corporation (a)	8	391
Metro Inc. - Class A	7	410
Nutrien Ltd.	20	999
Open Text Corporation	5	156
Osisko Gold Royalties Ltd (a)	4	62
Pan American Silver Corp.	23	450
Pembina Pipeline Corporation	7	276
Prairiesky Royalty Ltd. (a)	14	269
Premium Brands Holdings Corporation (a)	3	234
Quebecor Inc. - Class B	19	402
Restaurant Brands International Limited Partnership (a)	5	317
Rogers Communications Inc. - Class B	11	398
Royal Bank of Canada (a)	—	39
Royal Bank of Canada	17	1,842
Saputo Inc.	12	275
Shopify Inc. - Class A (b)	1	33
Shopify Inc. - Class A (b)	—	24
Stantec Inc.	2	183
Sun Life Financial Inc.	12	591
Suncor Energy Inc.	33	1,244
TC Energy Corporation (a)	26	973
Teck Resources Limited - Class B	21	991
TFI International Inc. (a)	2	308
Thomson Reuters Corporation	1	116
TMX Group Limited	3	72
Toromont Industries Ltd.	7	582
Toronto-Dominion Bank, The	3	172
Toronto-Dominion Bank, The	9	517
Tourmaline Oil Corp	18	832
TransAlta Corporation (a)	15	104
Veren Inc.	117	924
Wheaton Precious Metals Corp.	3	143
Whitecap Resources Inc. (a)	89	648
Winpak Ltd.	9	310
		33,865
France 7.8%
Accor	1	31
Airbus SE	6	812
Alten	3	303
AXA	13	434
BNP Paribas	7	430
Bollore SE	8	48
Bouygues	1	31
Bureau Veritas (a)	10	272
Capgemini France	2	472
Carrefour (a)	28	392
Compagnie De Saint-Gobain	14	1,062
Compagnie Generale des Etablissements Michelin	12	471
Credit Agricole SA	15	205
Danone	6	390
Dassault Aviation	1	102
Dassault Systemes	3	106
Edenred	4	181
Eiffage	6	587
Elis Services	4	84
Engie	37	535
EssilorLuxottica	1	259
Eurazeo	7	591
Eurofins Scientific SE (a)	11	526
Euronext N.V. (d)	4	329
Forvia	7	77
Gaztransport Et Technigaz	2	238
Getlink S.E.	16	271
Hermes International	—	463
Horizon Parent Holdings S.a r.l.	5	181
JCDecaux SE (b)	11	216
Kering	1	279
La Francaise Des Jeux (e)	7	239
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	613
Legrand	3	345
L'Oreal	2	856
LVMH Moet Hennessy Louis Vuitton	2	1,875
Neoen (a)	2	90
Orange	103	1,029
Pernod Ricard	1	137
Publicis Groupe SA	4	442
Renault	16	824
Rexel	4	94
Rubis	2	68
Safran	3	627
Sanofi	5	518
Sartorius Stedim Biotech	—	25
Schneider Electric SE	2	405
Societe d'exploitation Hoteliere	3	261
Societe Generale	16	369
Soitec (b)	1	69
Spie SA	1	27
Technip Energies N.V.	35	787
Teleperformance SE	3	329
Thales	2	269
Tikehau Capital	5	111
TotalEnergies SE	53	3,568
Valeo	7	71
Veolia Environnement	6	184
VINCI	7	734
		25,344
Switzerland 7.4%
ABB Ltd - Class N	24	1,305
Adecco Group AG - Class N	2	69
Alcon AG	6	554
Alcon AG	5	473
Barry Callebaut AG - Class N	—	72
BELIMO Holding AG - Class N	1	332
BKW Energie AG	1	82
Bucher Industries AG	1	331
Chocoladefabriken Lindt & Sprungli AG - Class N	—	231
Clariant AG - Class N	4	63
Comet Holding AG - Class N	—	27
Compagnie Financiere Richemont SA	3	438
Datwyler Holding AG	2	335
Geberit AG - Class N	1	696
Georg Fischer AG - Class N	8	511
Givaudan SA - Class N	—	369
Glencore PLC	214	1,220
Holcim AG	11	958
Julius Bar Gruppe AG - Class N	25	1,413
Logitech International S.A. - Class N	—	34
Lonza Group AG	1	447
Nestle S.A. - Class N	26	2,636
Novartis AG - ADR	10	1,023
Novartis AG - Class N	21	2,259
Partners Group Holding AG	1	770
PSP Swiss Property AG - Class N	2	286
Roche Holding AG	—	99
Sandoz Group AG	2	56
Sandoz Group AG - ADR (a)	—	6
Schindler Holding AG - Class N	1	149
Siegfried Holding AG - Class N	—	331
Sika AG	1	411
Sonova Holding AG	1	266
Straumann Holding AG - Class N	2	238
Sulzer AG - Class N	2	262
Swiss Prime Site AG - Class N	14	1,335
Swiss Re AG	9	1,054
Swisscom AG - Class N	1	618
Swissquote Group Holding SA - Class N	1	368
UBS Group AG	—	12
UBS Group AG	26	760
VAT Group AG (d)	1	350
Ypsomed Holding AG	—	36
Zurich Insurance Group AG - Class N	1	727
		24,012
Germany 7.1%
Adidas AG - Class N	2	365
Allianz SE	4	1,206
Aurubis AG	3	259
BASF SE - Class N	15	728
Bayer Aktiengesellschaft - Class N	17	481
Bayerische Motoren Werke Aktiengesellschaft	6	614
Bechtle Aktiengesellschaft	10	454
Beiersdorf Aktiengesellschaft	1	111
Brenntag SE - Class N	9	581
Carl Zeiss Meditec AG	—	10
Continental Aktiengesellschaft	4	254
Covestro AG (b) (d)	12	693
CTS Eventim AG & Co. KGaA	4	372
Daimler Truck Holding AG	19	772
Deutsche Bank Aktiengesellschaft - Class N	5	84
Deutsche Bank Aktiengesellschaft - Class N	38	609
Deutsche Borse Aktiengesellschaft - Class N	3	569
Deutsche Lufthansa Aktiengesellschaft	35	212
Deutsche Post AG - Class N	18	732
Deutsche Telekom AG - Class N	73	1,841
DW Property Invest GmbH	1	12
E.ON SE - Class N	28	373
freenet AG - Class N	11	300
Fresenius Medical Care AG	1	56
Fresenius SE & Co. KGaA (b)	11	320
GEA Group Aktiengesellschaft	13	539
Hannover Ruck SE - Class N	1	236
Hapag-Lloyd Aktiengesellschaft (d)	1	101
Heidelberg Materials AG	5	481
Hellofresh SE (b)	7	32
Henkel AG & Co. KGaA	—	7
HOCHTIEF Aktiengesellschaft	—	15
Infineon Technologies AG - Class N	14	521
Kion Group AG	9	394
Knorr - Bremse Aktiengesellschaft (d)	7	538
LEG Immobilien SE	4	296
Mercedes-Benz Group AG - Class N	19	1,290
MERCK Kommanditgesellschaft auf Aktien	1	141
MTU Aero Engines AG - Class N	1	143
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,128
Nemetschek SE	2	219
Qiagen N.V. (b)	2	83
Qiagen N.V. (b)	2	78
Rheinmetall Aktiengesellschaft	2	962
RTL Group S.A.	9	286
RWE Aktiengesellschaft	15	500
SAP SE	2	503
Siemens Aktiengesellschaft - Class N	6	1,023
Siemens Energy AG (b)	14	367
Siemens Healthineers AG (d)	2	96
Siltronic AG	2	188
Sixt SE	3	227
Sudzucker AG	3	46
Thyssenkrupp AG	9	37
Volkswagen Aktiengesellschaft	1	87
Vonovia SE	7	197
Wacker Chemie AG	2	172
Zalando SE (b) (d)	3	77
		23,018
Australia 6.0%
AGL Energy Limited	15	111
ALS Limited	16	153
Altium Limited	3	143
AMP Limited	534	389
Ampol Limited	14	308
ANZ Group Holdings Limited	20	376
Aristocrat Leisure Limited	10	331
ASX Limited	1	45
Atlas Arteria Limited	33	111
Aurizon Holdings Limited	88	214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Australian Pipeline Trust	13	72
Beach Energy Limited	389	385
BHP Group Limited - ADR	8	473
BHP Group Limited	29	831
BHP Group Limited	6	168
BlueScope Steel Limited	12	161
Brambles Limited	31	299
Cochlear Limited	1	260
Coles Group Limited	32	368
Commonwealth Bank of Australia	12	976
Computershare Limited	14	245
CSL Limited	2	346
Domino's Pizza Enterprises Limited	8	196
Downer EDI Limited	24	75
Evolution Mining Limited	54	125
Flight Centre Travel Group Limited (a)	34	457
Fortescue Ltd	31	446
Harvey Norman Holdings Limited (a)	33	92
IDP Education Limited (a)	16	158
IGO Limited	8	30
Incitec Pivot Limited	239	462
Insurance Australia Group Limited	72	343
JB Hi-Fi Limited	8	320
Lendlease Corporation Limited	80	289
Lynas Rare Earths Limited (b)	53	210
Macquarie Group Limited	2	245
Mineral Resources Limited	8	298
National Australia Bank Limited	33	797
Netwealth Group Limited	25	369
New Hope Corporation Limited	54	174
NEXTDC Limited (b)	27	316
Nine Entertainment Co. Holdings Limited	369	345
Northern Star Resources Ltd	12	103
Nufarm Limited	10	30
Orica Limited	38	455
Orora Limited	407	533
Pilbara Minerals Limited (a)	44	88
Qantas Airways Limited (b)	7	29
QBE Insurance Group Limited	35	399
Ramsay Health Care Limited	3	95
Rio Tinto Limited	6	512
Santos Limited	126	643
Seven Group Holdings Limited	1	16
Sonic Healthcare Limited	15	266
South32 Limited	89	217
Suncorp Group Limited	31	362
Technology One Limited	26	319
Telstra Corporation Limited	57	137
Transurban Holdings Limited	15	122
Treasury Wine Estates Limited	32	268
Webjet Limited (b)	15	92
Wesfarmers Limited	8	350
Westpac Banking Corporation	31	556
Whitehaven Coal Limited	85	436
Woodside Energy Group Ltd	1	20
Woodside Energy Group Ltd	34	643
Woodside Energy Group Ltd - ADR (a)	3	56
Woolworths Group Limited	8	186
		19,445
Netherlands 4.1%
Aalberts N.V.	8	304
ABN AMRO Bank N.V. - DUTCHCERT (d)	22	367
Adyen N.V. (b) (d)	—	109
Aegon Ltd.	26	158
Aegon Ltd. - ADR (a)	12	74
Akzo Nobel N.V.	4	230
Arcadis N.V.	7	456
ASM International N.V.	1	1,055
ASML Holding N.V. - ADR	1	1,131
ASML Holding N.V.	2	2,132
ASR Nederland N.V.	3	150
BE Semiconductor Industries N.V.	3	560
DSM-Firmenich AG	1	73
Heineken N.V.	2	165
IMcD N.V.	1	172
ING Groep N.V.	23	397
Just Eat Takeaway.Com N.V. (a) (b) (d)	16	196
Koninklijke Ahold Delhaize N.V.	38	1,131
Koninklijke KPN N.V.	87	335
Koninklijke Philips N.V. - ADR (a) (d)	2	51
Koninklijke Philips N.V.	14	364
Koninklijke Vopak N.V.	16	678
NN Group N.V.	12	559
Prosus N.V. - Class N	11	376
Randstad N.V.	6	272
STMicroelectronics N.V. - ADR	1	54
STMicroelectronics N.V.	14	540
Wolters Kluwer N.V. - Class C	7	1,243
		13,332
Sweden 3.0%
AAK AB (publ)	2	71
AB Sagax - Class B	3	69
Addlife AB - Class B	17	207
Addnode Group Aktiebolag (publ) - Class B	10	115
Aktiebolaget SKF - Class B	10	197
Aktiebolaget Volvo - Class A	4	103
Aktiebolaget Volvo - Class B	30	757
Alfa Laval AB	2	87
Assa Abloy AB - Class B	3	85
Atlas Copco Aktiebolag - Class A	20	371
Atlas Copco Aktiebolag - Class B	12	193
Avanza Bank Holding AB (a)	8	203
Axfood AB	5	137
Betsson AB - Class B (b)	20	233
Bilia AB - Class A	5	73
Billerud Aktiebolag (publ)	7	66
Boliden AB	10	309
Bure Equity AB	1	34
Castellum Aktiebolag (b)	6	71
Dometic Group AB (publ) (d)	45	284
Electrolux Professional AB (publ) - Class B	37	247
Elekta AB (publ) - Class B	16	99
Epiroc Aktiebolag - Class A	6	123
Epiroc Aktiebolag - Class B	4	76
Essity Aktiebolag (publ) - Class A	—	12
Essity Aktiebolag (publ) - Class B	10	258
Evolution AB (publ) (d)	2	164
Fortnox Aktiebolag	26	158
G&L Beijer Ref AB - Class B (a)	3	52
H & M Hennes & Mauritz AB - Class B (a)	10	159
Hemnet AB	2	46
Hexagon Aktiebolag - Class B	8	93
Hexpol AB - Class B	9	95
HMS Networks AB	3	111
Husqvarna Aktiebolag - Class B	12	100
Indutrade Aktiebolag	6	146
Lagercrantz Group Aktiebolag - Class B	—	1
Lifco AB (Publ) - Class B	3	70
Lindab International AB	6	139
Loomis AB - Class B	9	221
Medicover AB - Class B	8	138
Mycronic AB (publ)	4	150
NCAB Group AB (publ) (d)	6	51
NIBE Industrier AB - Class B	4	16
Nyfosa AB	22	210
Peab AB - Class B	39	242
Sandvik Aktiebolag	13	256
Securitas AB - Class B	9	87
Skandinaviska Enskilda Banken AB - Class A	18	269
Skanska AB - Class B	7	132
SSAB AB - Class B	33	178
Svenska Cellulosa Aktiebolaget SCA - Class A	1	16
Svenska Cellulosa Aktiebolaget SCA - Class B	9	132
Svenska Handelsbanken AB - Class A	10	100
SWECO Civil AB - Class B	6	83
Swedbank AB - Class A	6	129
Swedish Orphan Biovitrum AB (Publ) (b)	2	65
Tele2 AB - Class B	14	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Telefonaktiebolaget LM Ericsson - Class A	1	6
Telefonaktiebolaget LM Ericsson - Class B	63	391
Telia Company AB	128	344
Thule Group AB (d)	2	50
Trelleborg AB - Class B	4	137
Vitec Software Group AB (publ) - Class B	1	63
Vitrolife AB (a)	8	140
Volvo Cars AB - Class B (a) (b)	15	47
Wihlborgs Fastigheter AB	27	248
		9,860
Denmark 2.9%
A.P. Moller - Maersk A/S - Class A	—	95
A.P. Moller - Maersk A/S - Class B	—	59
Carlsberg A/S - Class B	3	310
Coloplast A/S - Class B	3	326
Danske Bank A/S	24	711
Demant A/S (b)	12	498
DSV A/S	2	281
Genmab A/S (b)	—	46
Novo Nordisk A/S - Class B	27	3,789
Novozymes A/S - Class B	6	384
Orsted A/S (b) (d)	1	38
Pandora A/S	5	695
Ringkjobing Landbobank. Aktieselskab	7	1,119
Rockwool A/S - Class A	—	20
Rockwool A/S - Class B	—	65
Royal Unibrew A/S	1	41
Svitzer Group A/S (b)	—	7
Topdanmark A/S	7	388
Tryg A/S	18	397
Vestas Wind Systems A/S (b)	8	183
		9,452
Spain 2.6%
Acciona,S.A. (a)	1	157
ACS, Actividades de Construccion y Servicios, S.A. (a)	10	416
AENA, S.M.E., S.A. (d)	1	222
Amadeus IT Holding, S.A. (d)	6	432
Banco Bilbao Vizcaya Argentaria, S.A.	83	836
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	142
Banco de Sabadell, S.A.	381	736
Banco Santander, S.A.	144	667
Bankinter Sociedad Anonima (a)	61	499
CaixaBank, S.A.	86	454
Cellnex Telecom, S.A. (d)	3	108
CIE Automotive Sociedad Anonima	3	94
Compania De Distribucion Integral Logista Holdings, S.A.	4	104
Enagas S.A. (a)	11	161
Endesa, S.A. (a)	10	196
Ferrovial SE	1	39
Fluidra S.A.	3	60
Iberdrola, Sociedad Anonima	37	481
Industria de Diseno Textil, S.A.	9	440
Mapfre SA	14	33
Redeia Corporacion SA (a)	10	174
Repsol SA	51	799
Telefonica, S.A.	180	766
Viscofan, S.A. (a)	4	287
		8,303
Italy 2.5%
Assicurazioni Generali Societa' Per Azioni	13	332
Azimut Holding S.p.A.	10	233
Banca Mediolanum SpA	4	43
Banco BPM Societa' Per Azioni	126	813
Bper Banca S.P.A.	69	347
Brunello Cucinelli S.p.A.	8	773
Buzzi S.p.A.	2	97
Enel S.p.A	90	625
Eni S.p.A.	49	757
Ferrari N.V.	1	290
Ferrari N.V.	—	71
Finecobank Banca Fineco S.P.A.	25	365
Hera S.p.A.	77	263
Interpump Group S.p.A.	2	67
Intesa Sanpaolo SPA	101	376
Italgas S.p.A.	25	123
Iveco Group N.V.	6	65
Leonardo S.p.A.	10	232
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	343
Moncler S.p.A.	3	167
Pirelli & C. S.p.A. (d)	13	77
Poste Italiane - Societa' Per Azioni (d)	7	92
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	91
Snam S.P.A. (a)	34	149
Sol S.P.A.	2	65
Telecom Italia S.p.A. (a)	1,240	297
Terna - Rete Elettrica Nazionale Societa Per Azioni (a)	12	89
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	27	1,010
		8,252
Hong Kong 1.4%
AIA Group Limited	101	682
Bank of East Asia, Limited, The	206	261
BOC Hong Kong (Holdings) Limited	42	129
Budweiser Brewing Company APAC Limited (d)	83	98
Cathay Pacific Airways Limited (a)	64	65
Chow Tai Fook Jewellery Group Limited	44	48
CK Asset Holdings Limited	35	132
CK Hutchison Holdings Limited	44	210
CK Infrastructure Holdings Limited	4	23
CLP Holdings Limited	18	141
ESR Group Limited (a) (d)	77	101
Hang Lung Properties Limited (a)	25	21
Hang Seng Bank, Limited	5	65
HK Electric Investments Limited	72	46
HKT Trust	203	228
Hong Kong Exchanges and Clearing Limited	8	264
Hongkong Land Holdings Limited	12	37
Hysan Development Company Limited	18	26
Man Wah Holdings Limited	59	41
Mandarin Oriental International Limited	12	21
MH Development Limited (a) (b) (c)	12	—
MTR Corporation Limited	15	47
New World Development Company Limited (a)	324	303
Pacific Basin Shipping Limited	225	71
Power Assets Holdings Limited	14	73
Sino Land Company Limited	157	161
SITC International Holdings Company Limited (a)	107	290
Sun Hung Kai Properties Limited	11	91
Techtronic Industries Company Limited	22	255
United Laboratories International Holdings Ltd	50	53
WH Group Limited (d)	400	263
Wharf Real Estate Investment Company Limited	23	61
Xinyi Glass Holdings Limited (a)	134	146
Yue Yuen Industrial (Holdings) Limited	99	192
		4,645
Finland 1.3%
Elisa Oyj	9	395
Kesko Oyj - Class B	6	113
Kojamo Oyj (b) (d)	3	32
Kone Corporation - Class B	4	219
Konecranes Abp	1	68
Mandatum Holding Oy	6	27
Metsa Board Oyj - Class B (a)	6	43
Metso Oyj	34	363
Neste Oyj	6	102
Nokia Oyj	66	251
Nokia Oyj - Series A - ADR	17	65
Nordea Bank Abp	35	413
Orion Oyj - Class B	11	484
Sampo Oyj - Class A	6	264
Stora Enso Oyj - Class R	30	401
Tietoevry Oyj (a)	5	92
UPM-Kymmene Oyj	6	213
Valmet Oy (a)	21	600

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wartsila Oyj Abp	13	243
		4,388
Singapore 1.2%
ASMPT Limited	22	308
City Developments Limited	21	82
ComfortDelGro Corporation Limited	59	58
DBS Group Holdings Ltd	20	538
First Resources Limited	21	22
Genting Singapore Limited	132	84
Golden Agri-Resources Ltd.	564	112
Great Eastern Holdings Limited	1	17
Hafnia Limited	9	78
Jardine Cycle & Carriage Limited (a)	4	78
Keppel Infrastructure Trust	122	42
Keppel Ltd.	21	102
NetLink NBN Trust	83	51
Olam Group Limited	15	13
Oversea-Chinese Banking Corporation Limited	29	306
Seatrium Limited (b)	280	285
Sheng Siong Group Ltd.	42	46
Singapore Airlines Limited (a)	61	311
Singapore Exchange Limited	35	246
Singapore Technologies Engineering Ltd	21	68
Singapore Telecommunications Limited	24	48
United Overseas Bank Limited	20	460
UOL Group Limited	18	67
Venture Corporation Limited	9	93
Wilmar International Limited	108	246
		3,761
Belgium 1.1%
Ackermans	2	340
Ageas SA/NV	7	312
Anheuser-Busch InBev	9	521
argenx SE (b)	—	62
Azelis Group	2	44
Colruyt Group	3	130
D'Ieteren Group	—	50
Elia Group	1	47
Euronav (a)	1	23
KBC Groep	9	661
Lotus Bakeries	—	536
NV Bekaert SA	1	38
Proximus	6	45
Solvay (a)	6	224
U C B	2	232
Umicore (a)	16	241
		3,506
Norway 0.9%
Aker BP ASA	8	196
Aker Solutions ASA (d)	13	53
Atea ASA	6	86
Avance Gas As	1	20
Bluenord ASA (b)	1	49
Bonheur ASA	1	13
Borregaard ASA	4	76
BW LPG PTE. LTD.	15	275
DNB Bank ASA	8	163
Dno Asa	19	20
Elkem ASA (b) (d)	21	41
Entra ASA (b) (d)	1	11
Equinor ASA	13	367
Flex Lng Ltd.	2	49
Frontline PLC	4	98
Gjensidige Forsikring ASA	1	25
Golden Ocean Group Limited	2	24
Hoegh Autoliners ASA	6	69
Kongsberg Gruppen ASA	1	42
Mowi ASA	3	54
Nordic Semiconductor ASA (b)	2	22
Norsk Hydro ASA	11	71
Odfjell Drilling Ltd.	5	28
Orkla ASA	5	44
Protector Forsikring ASA	2	40
SalMar ASA	—	14
Scatec ASA (b) (d)	12	100
Schibsted ASA - Class B	6	159
Sparebank 1 Ostlandet	2	30
Sparebank 1 Sr-Bank Asa	8	98
Storebrand ASA	15	154
Telenor ASA	7	83
TGS ASA	8	97
Var Energi ASA	7	26
Veidekke ASA	14	154
Wallenius Wilhelmsen ASA	3	26
Yara International ASA	3	81
		2,958
Israel 0.8%
Alony Hetz Properties & Investments Ltd	6	40
Alrov Properties & Lodgings Ltd.	—	4
Azrieli Group Ltd.	1	38
Bank Hapoalim Ltd	25	217
Bank Leumi Le-Israel B.M.	31	251
Bezeq Israel Communications Company Ltd	40	44
Big Shopping Centers Ltd	—	44
Blue Square Real Estate Ltd	—	14
Camtek Ltd.	—	23
CLAL Insurance Enterprises Holdings Ltd (b)	8	115
Elbit Systems Ltd.	—	30
Electra Ltd	—	33
Enlight Renewable Energy Ltd. (b)	3	43
Equital Ltd. (b)	2	70
Fattal Holdings (1998) Ltd. (b)	—	36
First International Bank of Israel Ltd.	3	127
Formula Systems (1985) Ltd.	2	147
Gav-Yam Land Corporation Ltd.	4	23
Harel Insurance Investments & Financial Services Ltd.	5	39
ICL Group Ltd	16	71
Industrial Buildings Corporation Ltd	11	26
Isracard Ltd.	23	78
Israel Discount Bank Limited	48	237
Isras - Investment Co. Ltd.	—	9
Matrix I.T. Ltd	10	172
Melisron Limited	—	21
Mizrahi Tefahot Bank Ltd	3	92
Nice Ltd (b)	—	30
Nova Ltd. (b)	—	70
Oil Refineries Ltd	279	64
OPC Energy Ltd	6	40
Paz Ashdod Refinery Ltd	1	12
Paz Oil Company Limited	1	95
Perion Network Ltd. (b)	1	9
Shufersal Ltd.	4	27
Strauss Group Ltd	1	19
Teva Pharmaceutical Industries Ltd - ADR (b)	5	77
Teva Pharmaceutical Industries Ltd (b)	4	65
The Phoenix Holdings Ltd	6	57
Tower Semiconductor Ltd. (b)	2	81
Y.H. Dimri Construction and Development Ltd.	—	12
		2,702
United States of America 0.7%
Bausch Health Companies Inc. (b)	6	45
Chord Energy Corporation	4	659
James Hardie Industries Public Limited Company - CHESS	7	232
Millicom International Cellular SA - SWEDDR (b)	9	222
Reliance Worldwide Corporation Limited	77	231
Samsonite International S.A. (d)	73	217
Universal Music Group N.V.	12	348
Waste Connections, Inc.	1	193
		2,147
Ireland 0.5%
AIB Group Public Limited Company	13	70
Bank of Ireland Group Public Limited Company	50	526
CRH Public Limited Company	3	218
CRH Public Limited Company	1	73
Glanbia Public Limited Company	12	230
Kerry Group Public Limited Company - Class A	1	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Kingspan Group Public Limited Company	4	358
		1,592
Austria 0.5%
Andritz AG	4	217
BAWAG Group AG (d)	3	209
CA Immobilien Anlagen Aktiengesellschaft	3	87
Erste Group Bank AG	6	294
EuroTeleSites AG (b)	2	6
OMV Aktiengesellschaft	5	221
Raiffeisen Bank International AG	1	20
Telekom Austria Aktiengesellschaft	7	66
Verbund AG	1	69
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	4	116
voestalpine AG	5	132
Wienerberger AG	4	128
		1,565
Portugal 0.3%
Alphaquest Original Ltd	7	30
Banco Comercial Portugues S.A.	867	312
EDP Renovaveis, S.A.	5	67
EDP, S.A.	34	126
Galp Energia, SGPS, S.A.	22	475
Jeronimo Martins, SGPS, S.A.	4	69
		1,079
New Zealand 0.3%
Air New Zealand Limited	113	37
Auckland International Airport Limited	9	43
Chorus Limited	15	71
Contact Energy Limited	15	85
EBOS Group Limited	2	36
Fisher & Paykel Healthcare Corporation Limited	3	47
Fletcher Building Limited	30	52
Freightways Group Limited	8	37
Genesis Energy Limited	22	30
Infratil Limited	9	58
Mainfreight Limited	1	57
Mercury NZ Limited	3	12
Meridian Energy Limited	7	27
Port of Tauranga Limited	2	7
Ryman Healthcare Limited (b)	9	20
SKYCITY Entertainment Group Limited	43	39
Spark New Zealand Limited	15	37
Summerset Group Holdings Limited (a)	14	79
The a2 Milk Company Limited (a) (b)	4	18
Xero Limited (b)	1	86
		878
Luxembourg 0.1%
ArcelorMittal	8	181
L'Occitane International S.A. (a) (b)	3	13
SES - DRC	5	24
Tenaris S.A.	7	102
Tenaris S.A. - ADR	1	30
		350
Burkina Faso 0.1%
Endeavour Mining Corporation	15	312
Indonesia 0.1%
Nickel Industries Limited	465	247
Nigeria 0.1%
Airtel Africa PLC	124	187
Zambia 0.1%
First Quantum Minerals Ltd	14	184
Poland 0.0%
InPost S.A. (b)	8	133
Macau 0.0%
Galaxy Entertainment Group Limited	8	37
MGM China Holdings Limited	15	23
Sands China Ltd. (b)	14	29
SJM Holdings Limited (a) (b)	99	34
		123
Czech Republic 0.0%
CTP N.V.	6	100
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	38
China 0.0%
Cowell E Holdings Inc. (a) (b)	5	16
Total Common Stocks (cost $289,780)		318,013
PREFERRED STOCKS 0.9%
Switzerland 0.6%
Roche Holding AG	7	1,953
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	1	108
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	61
Fuchs SE	2	88
Henkel AG & Co. KGaA (f)	3	275
Volkswagen Aktiengesellschaft (f)	5	511
		1,043
Italy 0.0%
Telecom Italia S.p.A.	25	7
Total Preferred Stocks (cost $3,649)		3,003
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 5.31% (h) (i)	2,493	2,493
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (h) (i)	297	297
Total Short Term Investments (cost $2,790)		2,790
Total Investments 99.7% (cost $296,219)		323,806
Other Assets and Liabilities, Net 0.3%		1,104
Total Net Assets 100.0%		324,910

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $239 and 0.1% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	653	18,421	18,777	20	—	—	297	0.1
JNL Government Money Market Fund, 5.31% - Class SL	3,178	18,647	19,332	65	—	—	2,493	0.8
	3,831	37,068	38,109	85	—	—	2,790	0.9

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	380	367	0.1
Adyen N.V.	11/24/21	174	109	0.1
AENA, S.M.E., S.A.	09/09/22	148	222	0.1
Aker Solutions ASA	12/06/23	48	53	—
Amadeus IT Holding, S.A.	07/17/20	387	432	0.1
BAWAG Group AG	05/29/20	171	209	0.1
Budweiser Brewing Company APAC Limited	10/20/21	123	98	—
Cellnex Telecom, S.A.	06/25/19	141	108	0.1
Covestro AG	10/21/21	506	693	0.2
Dometic Group AB (publ)	09/07/21	312	284	0.1
Elkem ASA	04/11/23	57	41	—
Emera Incorporated	01/05/21	188	147	0.1
Entra ASA	01/10/24	11	11	—
ESR Group Limited	02/17/23	118	101	—
Euronext N.V.	11/18/20	350	329	0.1
Evolution AB (publ)	05/06/22	154	164	0.1
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	101	—
Just Eat Takeaway.Com N.V.	12/06/23	259	196	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	413	538	0.2
Kojamo Oyj	04/09/24	35	32	—
Koninklijke Philips N.V.	08/06/21	72	51	—
NCAB Group AB (publ)	02/23/24	45	51	—
Orsted A/S	12/23/20	101	38	—
Pirelli & C. S.p.A.	02/28/24	78	77	—
Poste Italiane - Societa' Per Azioni	08/23/22	63	92	—
Samsonite International S.A.	08/25/23	237	217	0.1
Scatec ASA	05/12/22	98	100	—
Siemens Healthineers AG	03/04/21	98	96	—
Thule Group AB	05/10/23	49	50	—
VAT Group AG	02/09/22	227	350	0.1
WH Group Limited	03/02/21	291	263	0.1
Zalando SE	05/24/24	86	77	—
		5,546	5,697	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	43,562	274,451	—	318,013
Preferred Stocks	—	3,003	—	3,003
Warrants	—	—	—	—
Short Term Investments	2,790	—	—	2,790
	46,352	277,454	—	323,806

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 25.6%
3D Systems Corporation (a)	9	27
8X8, Inc. (a)	16	36
A10 Networks, Inc.	5	68
Accenture Public Limited Company - Class A	17	5,234
ACI Worldwide, Inc. (a)	8	309
Adeia Inc.	15	163
Adobe Inc. (a)	11	6,386
Advanced Energy Industries, Inc.	3	290
Advanced Micro Devices, Inc. (a)	26	4,159
Agilysys, Inc. (a)	1	84
Akamai Technologies, Inc. (a)	6	509
Alarm.Com Holdings, Inc. (a)	2	146
Allegro Microsystems Inc. (a)	6	176
Alpha and Omega Semiconductor Limited (a)	3	124
Ambarella Inc. (a)	1	79
Amdocs Limited	5	392
American Software, Inc. - Class A	2	16
Amkor Technology, Inc.	23	915
Amphenol Corporation - Class A	28	1,897
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	10	2,292
ANSYS, Inc. (a)	2	603
AppFolio, Inc. - Class A (a)	—	122
Apple Inc.	315	66,326
Applied Materials, Inc.	20	4,630
Applied Optoelectronics, Inc. (a)	1	8
AppLovin Corporation - Class A (a)	9	744
Arista Networks, Inc. (a)	4	1,244
Arrow Electronics, Inc. (a)	5	631
ASGN Incorporated (a)	4	349
Aspen Technology, Inc. (a)	2	400
Atlassian Corporation - Class A (a)	1	171
Aurora Innovations Inc. - Class A (a)	17	47
Autodesk, Inc. (a)	6	1,414
Aviat Networks, Inc. (a)	1	32
Avnet, Inc.	8	425
Axcelis Technologies, Inc. (a)	2	309
AXT, Inc. (a)	1	3
Badger Meter, Inc.	1	268
Bel Fuse Inc. - Class B	1	88
Belden Inc.	3	242
Benchmark Electronics, Inc.	5	190
Bentley Systems, Incorporated - Class B	8	386
Bill Holdings, Inc. (a)	4	192
Blackbaud, Inc. (a)	3	222
Blackline, Inc. (a)	2	114
Box, Inc. - Class A (a)	5	132
Broadcom Inc.	6	9,598
Cadence Design Systems, Inc. (a)	6	1,759
Calix, Inc. (a)	4	142
Cambium Networks Corp. (a)	1	2
CCC Intelligent Solutions Holdings Inc. (a)	9	95
CDW Corp.	5	1,058
Cerence Inc. (a)	2	7
CEVA Inc. (a)	1	15
Ciena Corporation (a)	9	440
Cirrus Logic, Inc. (a)	3	320
Cisco Systems, Inc.	97	4,607
Cleanspark Inc. (a)	18	291
Clearfield, Inc. (a)	1	23
Cloudflare, Inc. - Class A (a)	3	230
Cognex Corporation	7	322
Cognizant Technology Solutions Corporation - Class A	16	1,061
Coherent Corp. (a)	7	519
Cohu, Inc. (a)	5	155
CommVault Systems, Inc. (a)	1	97
Comtech Telecommunications Corp. (a)	1	4
Consensus Cloud Solutions, Inc. (a)	1	25
Corning Incorporated	31	1,220
Corsair Gaming, Inc. (a)	9	97
Crane Nxt, Co.	5	283
CrowdStrike Holdings, Inc. - Class A (a)	2	607
CTS Corporation	3	170
Daktronics, Inc. (a)	5	69
Datadog, Inc. - Class A (a)	2	213
Dell Technologies Inc. - Class C	6	882
Digi International Inc. (a)	4	83
Digital Turbine USA, Inc. (a)	5	9
Diodes Incorporated (a)	3	214
DocuSign, Inc. (a)	4	201
Dolby Laboratories, Inc. - Class A	4	352
DoubleVerify Holdings, Inc. (a)	2	36
Dropbox, Inc. - Class A (a)	16	349
DXC Technology Company (a)	16	310
Dynatrace, Inc. (a)	5	239
DZS, Inc. (a)	2	2
E2Open Parent Holdings, Inc. - Class A (a)	20	91
Edgio, Inc. (a) (b)	—	2
Elastic N.V. (a)	1	170
Enphase Energy, Inc. (a)	4	370
Entegris, Inc.	5	632
Envestnet, Inc. (a)	2	110
EPAM Systems, Inc. (a)	1	250
ePlus inc. (a)	2	146
Extreme Networks, Inc. (a)	6	78
F5, Inc. (a)	3	464
Fabrinet (a)	2	569
Fair Isaac Corporation (a)	1	1,109
FARO Technologies, Inc. (a)	1	18
Fastly, Inc. - Class A (a)	7	54
First Solar, Inc. (a)	4	807
Flex Ltd. (a)	24	712
Formfactor, Inc. (a)	6	334
Fortinet, Inc. (a)	15	898
Frequency Electronics, Inc. (a)	1	9
Freshworks, Inc. - Class A (a)	6	72
Gartner, Inc. (a)	3	1,278
Gen Digital Inc.	25	615
Globalfoundries Inc. (a)	2	114
Globant S.A. (a)	1	262
GoDaddy Inc. - Class A (a)	3	466
Grid Dynamics Holdings, Inc. - Class A (a)	4	46
GSI Technology, Inc. (a)	1	2
Guidewire Software, Inc. (a)	3	405
Harmonic, Inc. (a)	10	122
Hewlett Packard Enterprise Company	48	1,006
HP, Inc.	27	952
HubSpot, Inc. (a)	1	304
Ichor Holdings, Ltd. (a)	2	94
Infinera Corporation (a)	11	67
Informatica Inc. - Class A (a)	5	143
Information Services Group, Inc.	4	11
Insight Enterprises, Inc. (a)	3	505
Intel Corporation	97	3,017
InterDigital, Inc. (b)	1	164
International Business Machines Corporation	26	4,449
Intevac, Inc. (a)	1	4
Intuit Inc.	4	2,581
IPG Photonics Corporation (a)	3	257
Itron, Inc. (a)	3	328
Jabil Inc.	10	1,048
JAMF Holding Corp. (a)	2	36
Juniper Networks, Inc.	21	770
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	817
Kimball Electronics Group, LLC (a)	3	58
KLA Corporation	4	3,199
Knowles Corporation (a)	8	147
Kulicke and Soffa Industries, Inc.	4	221
KVH Industries, Inc. (a)	2	7
Kyndryl Holdings, Inc. (a)	16	430
Lam Research Corporation	4	3,767
Lattice Semiconductor Corporation (a)	5	264
Littelfuse, Inc.	2	436
LiveRamp Holdings, Inc. (a)	5	157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Lumentum Holdings Inc. (a)	5	234
MACOM Technology Solutions Holdings, Inc. (a)	3	287
Magnachip Semiconductor Corporation (a)	4	20
Manhattan Associates, Inc. (a)	3	749
Marvell Technology, Inc.	14	1,002
MaxLinear, Inc. (a)	4	84
Methode Electronics, Inc.	4	41
Microchip Technology Incorporated	15	1,342
Micron Technology, Inc.	20	2,664
Microsoft Corporation	146	65,229
Mitek Systems, Inc. (a)	1	10
MKS Instruments, Inc.	4	485
MongoDB, Inc. - Class A (a)	1	211
Monolithic Power Systems, Inc.	1	684
Motorola Solutions, Inc.	4	1,583
N-Able, Inc. (a)	6	86
Napco Security Technologies, Inc.	2	102
nCino OpCo, Inc. (a)	2	71
NCR Voyix Corporation (a)	10	123
NetApp, Inc.	7	900
NETGEAR, Inc. (a)	3	51
NetScout Systems, Inc. (a)	6	118
Nlight, Inc. (a)	2	22
Novanta Inc. (a)	2	320
Nutanix, Inc. - Class A (a)	3	198
NVE Corporation	—	35
NVIDIA Corporation	580	71,697
NXP Semiconductors N.V.	6	1,534
Okta, Inc. - Class A (a)	6	523
Olo Inc. - Class A (a)	13	56
On Semiconductor Corporation (a)	18	1,220
ON24, Inc. (a)	6	38
OneSpan Inc. (a)	3	43
Onto Innovation Inc. (a)	3	732
Oracle Corporation	36	5,044
Osi Systems, Inc. (a)	1	153
Palantir Technologies Inc. - Class A (a)	14	366
Palo Alto Networks, Inc. (a)	4	1,387
PAR Technology Corporation (a) (b)	3	133
PC Connection, Inc.	3	198
PDF Solutions, Inc. (a)	2	87
Pegasystems Inc.	1	54
Perficient, Inc. (a)	3	188
Photronics, Inc. (a)	7	173
Plexus Corp. (a)	3	281
Power Integrations, Inc.	4	261
Powerschool Holdings, Inc. - Class A (a)	6	140
Procore Technologies, Inc. (a)	2	125
Progress Software Corporation	2	132
PTC Inc. (a)	3	501
Pure Storage, Inc. - Class A (a)	7	468
Q2 Holdings, Inc. (a)	2	127
Qorvo, Inc. (a)	6	703
Qualcomm Incorporated	25	4,883
Qualys, Inc. (a)	2	234
Rambus Inc. (a)	5	312
Ribbon Communications Inc. (a)	7	23
Richardson Electronics, Ltd.	1	7
Rimini Street, Inc. (a)	3	10
Rogers Corporation (a)	1	176
Roper Technologies, Inc.	2	1,021
Salesforce, Inc.	15	3,984
Samsara Inc. - Class A (a)	5	158
Sanmina Corporation (a)	3	212
Sapiens International Corporation N.V.	1	28
ScanSource, Inc. (a)	4	170
Seagate Technology Holdings Public Limited Company	6	576
SentinelOne, Inc. - Class A (a)	5	100
ServiceNow, Inc. (a)	2	1,208
Silicon Laboratories Inc. (a)	2	193
Skyworks Solutions, Inc.	6	609
SMART Global Holdings, Inc. (a)	6	128
Snowflake Inc. - Class A (a)	1	159
SolarEdge Technologies Ltd. (a)	1	25
SolarWinds Corporation	5	55
SPS Commerce, Inc. (a)	1	207
Super Micro Computer, Inc. (a)	2	1,893
Synaptics Incorporated (a)	2	219
Synchronoss Technologies, Inc. (a)	—	5
Synopsys, Inc. (a)	2	1,398
TD SYNNEX Corporation	6	656
TE Connectivity Ltd. (c)	7	1,091
Teledyne Technologies Incorporated (a)	1	553
Telos Corporation (a)	5	21
Teradata Corporation (a)	4	150
Teradyne, Inc.	5	683
Texas Instruments Incorporated	22	4,364
The Hackett Group, Inc.	3	71
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	407
TTM Technologies, Inc. (a)	9	183
Twilio Inc. - Class A (a)	6	324
Tyler Technologies, Inc. (a)	1	458
Uipath, Inc. - Class A (a)	14	175
Ultra Clean Holdings, Inc. (a)	3	146
Unisys Corporation (a)	4	16
Unity Software Inc. (a)	7	112
Universal Display Corporation	2	496
Upland Software, Inc. (a)	4	9
Varonis Systems, Inc. (a)	2	80
Veeco Instruments Inc. (a)	5	243
Verint Systems Inc. (a)	5	162
VeriSign, Inc. (a)	3	517
Vertex, Inc. - Class A (a)	2	70
ViaSat, Inc. (a)	5	62
Viavi Solutions Inc. (a)	17	115
Vishay Intertechnology, Inc.	11	247
Vishay Precision Group, Inc. (a)	1	21
Vontier Corporation	10	375
Western Digital Corporation (a)	13	1,016
Wolfspeed, Inc. (a) (b)	3	62
Workday, Inc. - Class A (a)	2	371
Xerox Holdings Corporation	13	148
Xperi Inc. (a)	6	48
Yext, Inc. (a)	10	52
Zebra Technologies Corporation - Class A (a)	2	485
Zoom Video Communications, Inc. - Class A (a)	5	309
Zscaler, Inc. (a)	1	247
		359,704
Financials 14.5%
1st Security Bank of Washington	1	19
1st Source Corporation	3	173
Acacia Research Corporation (a)	2	9
ACNB Corporation	1	31
Affiliated Managers Group, Inc.	3	475
Affirm Holdings, Inc. - Class A (a)	9	262
AFLAC Incorporated	16	1,428
Allstate Corporation, The	7	1,193
Ally Financial Inc.	24	936
Amalgamated Financial Corp.	2	60
A-Mark Precious Metals, Inc.	1	25
Ambac Financial Group, Inc. (a)	4	52
Amerant Bancorp Inc. - Class A	2	37
American Express Company	14	3,141
American Financial Group, Inc.	5	643
American International Group, Inc.	23	1,678
Ameriprise Financial, Inc.	4	1,872
Ameris Bancorp	5	239
Amerisafe, Inc.	2	92
AON Public Limited Company - Class A	4	1,156
Arch Capital Group Ltd. (a)	13	1,283
Ares Management Corporation - Class A	3	363
Arrow Financial Corporation	2	56
Arthur J. Gallagher & Co.	4	951
Artisan Partners Asset Management Inc. - Class A	4	152
AssetMark Financial Holdings, Inc. (a)	1	36
Associated Banc-Corp	14	296
Assurant, Inc.	3	538

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Assured Guaranty Ltd.	4	342
Atlantic Union Bank	7	246
Atlanticus Holdings Corporation (a)	1	28
Avidxchange Holdings, Inc. (a)	5	60
AXIS Capital Holdings Limited	6	389
Axos Financial, Inc. (a)	5	292
B. Riley & Co., LLC (b)	2	27
Banc of California, Inc.	10	133
BancFirst Corporation	3	254
Bank of America Corporation	156	6,208
Bank of Hawaii Corporation	3	177
Bank of Marin Bancorp	2	28
Bank of N.T. Butterfield & Son Limited (The)	6	195
Bank OZK	9	388
BankFinancial Corporation	2	22
BankUnited, Inc.	5	154
Banner Corporation	3	140
Bar Harbor Bankshares	1	35
Baycom Corp	1	19
BCB Bancorp, Inc.	1	14
Berkshire Hathaway Inc. - Class B (a)	33	13,563
Berkshire Hills Bancorp, Inc.	6	147
BGC Group, Inc. - Class A	27	228
BlackRock, Inc.	2	1,832
Blackstone Inc. - Class A	5	670
Block, Inc. - Class A (a)	7	446
Blue Foundry Bancorp (a)	2	14
BM Technologies, Inc. - Class A (a)	1	1
BOK Financial Corporation	4	404
Bread Financial Payments, Inc.	5	210
Bridgewater Bancshares, Inc. (a) (c)	1	12
Brighthouse Financial, Inc. (a)	7	317
Brightsphere Investment Group Inc.	2	48
Brookfield Asset Management Ltd. - Class A	4	148
Brookline Bancorp, Inc.	8	69
Brown & Brown, Inc.	11	972
Burke & Herbert Financial Services Corp.	—	22
Business First Bancshares, Inc.	1	31
Byline Bancorp, Inc.	3	82
C&F Financial Corporation	—	2
Cadence Bank	15	438
Cambridge Bancorp	—	12
Camden National Corporation	2	63
Cantaloupe, Inc. (a)	2	16
Capital Bancorp, Inc.	—	9
Capital City Bank Group, Inc.	1	28
Capital One Financial Corporation	10	1,338
Capitol Federal Financial	13	74
Carter Bankshares, Inc. (a)	2	37
Cass Information Systems, Inc.	1	50
Cathay General Bancorp	7	253
Cboe Global Markets, Inc.	3	595
Central Pacific Financial Corp.	4	79
Chubb Limited	9	2,293
Cincinnati Financial Corporation	6	726
Citigroup Inc.	43	2,715
Citizens & Northern Corporation	1	13
Citizens Financial Group, Inc.	17	596
Citizens, Inc. - Class A (a) (b)	4	10
City Holding Company	1	140
Civista Bancshares, Inc.	2	34
CME Group Inc. - Class A	6	1,163
CNB Financial Corporation	1	27
Coastal Financial Corporation (a)	—	12
Codorus Valley Bancorp, Inc.	—	8
Cohen & Steers, Inc.	3	225
Coinbase Global, Inc. - Class A (a)	2	358
Columbia Financial, Inc. (a)	6	83
Comerica Incorporated	9	481
Commerce Bancshares, Inc.	9	493
Community Financial System, Inc.	4	172
Community Trust Bancorp, Inc.	2	90
Community West Bancshares	—	4
ConnectOne Bancorp, Inc.	6	104
Consumer Portfolio Services, Inc. (a)	2	21
Corebridge Financial, Inc.	12	345
Corpay Inc (a)	4	980
Crawford & Company - Class A	2	15
Crawford & Company - Class B	1	11
Credit Acceptance Corporation (a)	1	462
Crossfirst Bankshares, Inc. (a)	2	30
Cullen/Frost Bankers, Inc.	4	398
Customers Bancorp, Inc. (a)	3	158
CVB Financial Corp.	11	194
Diamond Hill Investment Group, Inc. - Class A	—	67
Dime Community Bancshares, Inc.	4	90
Discover Financial Services	14	1,794
Donegal Group Inc. - Class A	2	21
Donnelley Financial Solutions, Inc. (a)	3	192
Eagle Bancorp, Inc.	4	68
East West Bancorp, Inc.	11	830
Eastern Bankshares, Inc.	2	35
eHealth, Inc. (a)	2	7
Employers Holdings, Inc.	4	156
Encore Capital Group, Inc. (a)	4	170
Enova International, Inc. (a)	3	202
Enstar Group Limited (a)	1	387
Enterprise Bancorp, Inc.	1	17
Enterprise Financial Services Corp.	3	120
Equitable Holdings, Inc.	18	727
Equity Bancshares, Inc. - Class A	1	37
Erie Indemnity Company - Class A	1	244
Esquire Financial Holdings, Inc.	—	14
ESSA Bancorp, Inc.	1	17
Essent Group Ltd.	8	472
Euronet Worldwide, Inc. (a)	2	229
Evercore Inc. - Class A	3	572
Everest Group, Ltd.	2	573
EVERTEC, Inc.	3	102
EZCORP, Inc. - Class A (a)	7	76
F&G Annuities & Life, Inc.	2	60
F.N.B. Corporation	30	415
FactSet Research Systems Inc.	1	413
Farmers National Banc Corp.	1	10
FB Financial Corporation	5	176
Federal Agricultural Mortgage Corporation - Class C	1	163
Federated Hermes, Inc. - Class B	5	160
Fidelity National Financial, Inc. - Class A	13	619
Fidelity National Information Services, Inc.	15	1,118
Fifth Third Bancorp	28	1,035
Financial Institutions, Inc.	2	37
First American Financial Corporation	8	415
First Bancorp	4	113
First Bancorp.	15	281
First Bancshares Inc.	1	20
First Bank of New Jersey	1	14
First Busey Corporation	4	95
First Business Financial Services, Inc.	1	35
First Citizens BancShares, Inc. - Class A	1	1,059
First Commonwealth Financial Corporation	8	117
First Community Bancshares, Inc.	2	64
First Financial Bancorp.	7	158
First Financial Bankshares, Inc.	6	192
First Financial Corporation	1	35
First Financial Northwest, Inc.	1	21
First Foundation Inc.	4	27
First Hawaiian, Inc.	9	177
First Horizon Corporation	33	516
First Internet Bancorp	1	23
First Interstate BancSystem, Inc. - Class A	8	222
First Merchants Corporation	5	174
First Mid Bancshares, Inc.	2	54
First of Long Island Corporation, The	2	23
First Western Financial, Inc. (a)	1	9
FirstCash, Inc.	4	367
Fiserv, Inc. (a)	10	1,551
Flushing Financial Corporation	3	46
Flywire Corporation (a)	—	7
Franklin Resources, Inc.	20	445
Fulton Financial Corporation	15	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
FVCBankcorp, Inc. (a)	2	17
Genworth Financial, Inc. - Class A (a)	33	198
German American Bancorp, Inc.	3	97
Glacier Bancorp, Inc.	6	236
Global Payments Inc.	9	897
Globe Life Inc.	6	505
Goldman Sachs Group Inc, The	7	3,264
Goosehead Insurance, Inc. - Class A (a)	1	81
Great Southern Bancorp, Inc.	2	101
Green Dot Corporation - Class A (a)	3	33
Greenlight Capital Re, Ltd. - Class A (a)	3	42
Guaranty Bancshares, Inc.	—	13
Hamilton Lane Incorporated - Class A	1	182
Hancock Whitney Corporation	6	271
Hanmi Financial Corporation	3	58
Hanover Insurance Group Inc, The	3	349
HarborOne Bancorp, Inc.	8	85
Hartford Financial Services Group, Inc. , The	19	1,938
HBT Financial, Inc.	1	13
HCI Group, Inc.	2	140
Heartland Financial USA, Inc.	4	194
Hennessy Advisors, Inc. (b)	—	3
Heritage Commerce Corp	5	40
Heritage Financial Corporation	4	76
Heritage Insurance Holdings, Inc. (a)	3	19
Hilltop Holdings Inc.	7	223
Hingham Institution For Savings, The	—	74
Home BancShares, Inc.	11	275
HomeStreet, Inc.	3	33
Hometrust Bancshares, Inc.	1	43
Hope Bancorp, Inc.	13	135
Horace Mann Educators Corporation	4	123
Horizon Bancorp, Inc.	5	56
Houlihan Lokey, Inc. - Class A	4	481
Huntington Bancshares Incorporated	49	644
I3 Verticals, Inc. - Class A (a)	2	37
Independence Holdings, LLC	10	483
Independent Bank Corp.	3	168
Independent Bank Corporation	3	68
Independent Bank Group, Inc.	4	190
Interactive Brokers Group, Inc. - Class A	2	192
Intercontinental Exchange, Inc.	9	1,296
International Bancshares Corporation	6	341
International Money Express Inc. (a)	4	80
Invesco Ltd.	25	375
Investors Title Company	—	18
Jack Henry & Associates, Inc.	3	481
James River Group, Inc.	2	12
Janus Henderson Group PLC	14	488
Jefferies Financial Group Inc.	14	717
JPMorgan Chase & Co.	74	15,045
Kearny Financial Corp	11	68
KeyCorp	30	420
Kinsale Capital Group, Inc.	1	490
KKR & Co. Inc. - Class A	10	1,065
Lakeland Financial Corporation	2	108
Lazard, Inc.	3	102
LendingClub Corporation (a)	15	123
LendingTree, Inc. (a)	—	18
Lincoln National Corporation	7	219
Live Oak Bancshares, Inc.	4	151
Loews Corporation	8	631
LPL Financial Holdings Inc.	3	958
M&T Bank Corporation	6	908
Macatawa Bank Corporation	1	9
Maiden Holdings, Ltd. (a)	9	19
Markel Group Inc. (a)	1	830
MarketAxess Holdings Inc.	1	222
Marqeta, Inc. - Class A (a)	7	36
Marsh & Mclennan Companies, Inc.	13	2,663
MasterCard Incorporated - Class A	22	9,727
Mercantile Bank Corporation	2	83
Merchants Bancorp, Inc.	3	123
Mercury General Corporation	5	254
MetLife, Inc.	19	1,304
Metrocity Bankshares, Inc.	1	23
Metropolitan Bank Holding Corp. (a)	1	55
MGIC Investment Corporation	21	444
Mid Penn Bancorp, Inc.	1	13
Midland States Bancorp, Inc.	2	35
MidWestOne Financial Group, Inc.	1	17
Moelis & Company - Class A	2	106
Moody's Corporation	4	1,557
Morgan Stanley	29	2,775
Morningstar, Inc.	2	736
Mr. Cooper Group Inc. (a)	5	422
MSCI Inc. - Class A	2	810
MVB Financial Corp.	1	11
Nasdaq, Inc.	16	981
National Bank Holdings Corporation - Class A	3	119
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	186
Navient Corporation	12	175
NBT Bancorp Inc.	5	175
NCR Atleos Corporation (a)	5	135
Nelnet, Inc. - Class A	3	265
New York Community Bancorp, Inc. - Series A (b)	24	77
NI Holdings Inc. (a)	1	14
Nicolet Bankshares, Inc.	—	23
NMI Holdings, Inc. - Class A (a)	7	242
Northeast Bank	—	30
Northern Trust Corporation	7	569
Northfield Bancorp Inc.	5	50
Northrim Bancorp, Inc.	—	23
Northwest Bancshares, Inc.	12	140
Norwood Financial Corp.	—	8
OceanFirst Financial Corp.	7	112
OFG Bancorp	6	233
Old National Bancorp	26	452
Old Republic International Corporation	19	583
Old Second Bancorp, Inc.	1	10
Onity Group Inc. (a)	—	6
Open Lending Corporation - Class A (a)	3	17
Oppenheimer Holdings Inc. - Class A	1	52
Origin Bancorp, Inc.	1	26
Orrstown Financial Services, Inc.	1	18
Oscar Health, Inc. - Class A (a)	8	133
P.C.B. Bancorp, Inc.	1	9
Pacific Premier Bancorp, Inc.	9	199
Palomar Holdings, Inc. (a)	1	65
Park National Corporation	1	201
Parke Bancorp, Inc.	1	12
Pathward Financial, Inc.	3	194
Payoneer Global Inc. (a)	22	121
PayPal Holdings, Inc. (a)	19	1,113
Paysafe Limited (a)	6	112
Peapack-Gladstone Financial Corporation	2	52
Penns Woods Bancorp, Inc.	—	7
PennyMac Financial Services, Inc.	1	98
Peoples Bancorp Inc.	2	63
Peoples Financial Services Corp.	—	10
Pinnacle Financial Partners, Inc.	5	380
Pioneer Bancorp, Inc. (a)	1	12
Piper Sandler Companies	1	304
PJT Partners Inc. - Class A	1	114
Popular, Inc.	6	557
PRA Group, Inc. (a)	4	88
Preferred Bank	2	121
Premier Financial Corporation	3	71
Primerica, Inc.	3	796
Primis Financial Corp.	3	32
Principal Financial Group, Inc.	10	781
ProAssurance Corporation (a)	6	74
PROG Holdings, Inc.	6	199
Prosperity Bancshares, Inc.	7	416
Provident Bancorp Inc. (a)	1	12
Provident Financial Holdings, Inc.	—	5
Provident Financial Services, Inc.	13	185
Prudential Financial, Inc.	15	1,768
QCR Holdings, Inc.	1	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Radian Group Inc.	15	451
Raymond James Financial, Inc.	8	1,031
Red River Bancshares, Inc.	—	9
Regional Management Corp.	2	52
Regions Financial Corporation	31	627
Reinsurance Group of America, Incorporated	4	803
RenaissanceRe Holdings Ltd	3	571
Renasant Corporation	5	164
Repay Holdings Corporation - Class A (a)	2	20
Republic Bancorp, Inc. - Class A	2	97
RLI Corp.	3	354
Robinhood Markets, Inc. - Class A (a)	17	394
Rocket Companies, Inc. - Class A (a) (b)	13	174
S & T Bancorp, Inc.	4	129
S&P Global Inc.	5	2,248
Safety Insurance Group, Inc.	2	123
Sandy Spring Bancorp, Inc.	5	114
Seacoast Banking Corporation of Florida	4	89
SEI Investments Company	9	574
Selective Insurance Group, Inc.	4	420
ServisFirst Bancshares, Inc.	4	249
Shift4 Payments, LLC - Class A (a) (b)	2	137
Shore Bancshares, Inc.	1	17
Sierra BanCorp	1	33
Simmons First National Corporation - Class A	9	155
SiriusPoint Ltd. (a)	12	140
Skyward Specialty Insurance Group, Inc. (a)	3	125
SLM Corporation	17	355
Smartfinancial, Inc.	1	21
SoFi Technologies, Inc. (a) (b)	14	94
South Plains Financial, Inc.	1	21
Southern First Bancshares, Inc. (a)	1	35
Southern Missouri Bancorp, Inc.	1	26
Southside Bancshares, Inc.	4	108
Southstate Corporation	5	419
State Street Corporation	10	762
Stellar Bancorp, Inc.	1	30
Sterling Bancorp, Inc. (a)	3	14
Stewart Information Services Corporation	3	156
Stifel Financial Corp.	7	562
Stock Yards Bancorp, Inc.	2	96
StoneX Group Inc. (a)	3	208
Synchrony Financial	18	836
Synovus Financial Corp.	10	418
T. Rowe Price Group, Inc.	9	1,002
Territorial Bancorp Inc.	1	9
Texas Capital Bancshares, Inc. (a)	5	301
TFS Financial Corporation	11	134
The Bancorp, Inc. (a)	5	196
The Bank of New York Mellon Corporation	19	1,144
The Carlyle Group, Inc.	13	521
The Charles Schwab Corporation	34	2,485
The First Bancorp, Inc.	1	28
The PNC Financial Services Group, Inc.	10	1,485
The Progressive Corporation	9	1,784
The Western Union Company	27	328
Tiptree Inc.	3	49
Toast, Inc. - Class A (a)	8	216
Tompkins Financial Corporation	2	77
TowneBank	7	182
Tradeweb Markets Inc. - Class A	4	389
Travelers Companies, Inc. , The	12	2,498
TriCo Bancshares	4	140
Triumph Financial, Inc. (a)	2	180
Truist Financial Corporation	27	1,066
Trupanion, Inc. (a)	1	29
Trustco Bank Corp N Y	2	65
Trustmark Corporation	6	168
U.S. Bancorp	36	1,442
UMB Financial Corporation	4	350
United Bankshares, Inc.	12	387
United Community Banks, Inc.	8	201
United Fire Group, Inc.	3	64
Unity Bancorp, Inc.	—	11
Universal Insurance Holdings, Inc.	6	113
Univest Financial Corporation	3	69
Unum Group	12	614
UWM Holdings Corporation - Class A (b)	2	11
Valley National Bancorp	32	222
Velocity Financial Inc. (a)	1	16
Veritex Holdings, Inc.	4	79
Victory Capital Holdings, Inc. - Class A	3	125
Virtu Financial, Inc. - Class A	9	191
Virtus Investment Partners, Inc.	1	181
Visa Inc. - Class A	37	9,721
Voya Financial, Inc.	7	501
W. R. Berkley Corporation	10	749
WAFD, Inc.	7	208
Walker & Dunlop, Inc.	3	324
Washington Trust Bancorp, Inc.	2	56
Waterstone Financial, Inc.	3	42
Webster Financial Corporation	12	520
Wells Fargo & Company	79	4,714
WesBanco, Inc.	6	160
West Bancorporation, Inc.	2	32
Westamerica Bancorporation	3	136
Western Alliance Bancorporation	7	451
Westwood Holdings Group, Inc.	1	10
Wex, Inc. (a)	3	474
White Mountains Insurance Group Ltd	—	353
Willis Towers Watson Public Limited Company	3	841
Wintrust Financial Corporation	4	401
WisdomTree, Inc.	17	171
World Acceptance Corporation (a)	1	112
WSFS Financial Corporation	6	287
Zions Bancorporation, National Association	10	429
Zurich American Corporation	5	322
		203,442
Industrials 12.6%
3M Company	11	1,095
A. O. Smith Corporation	8	625
AAON, Inc.	4	392
AAR Corp. (a)	3	254
ABM Industries Incorporated	5	236
ACCO Brands Corporation	11	54
Acuity Brands, Inc.	2	490
ACV Auctions Inc. - Class A (a)	9	173
Advanced Drainage Systems, Inc.	5	874
AECOM	5	479
AeroVironment, Inc. (a)	1	252
AGCO Corporation	6	626
Air Lease Corporation - Class A	10	484
Air Transport Services Group, Inc. (a)	7	97
Alamo Group Inc.	1	140
Alaska Air Group, Inc. (a)	9	352
Albany International Corp. - Class A	2	172
Alight, Inc. - Class A (a)	12	90
Allegiant Travel Company	1	29
Allegion Public Limited Company	5	563
Allient Inc.	2	47
Allison Systems, Inc.	8	593
Alta Equipment Group Inc. - Class A	2	17
Ameresco, Inc. - Class A (a)	1	33
American Airlines Group Inc. (a)	23	263
American Woodmark Corporation (a)	1	94
AMETEK, Inc.	7	1,232
APi Group Corp (a)	14	528
Apogee Enterprises, Inc.	4	220
Applied Industrial Technologies, Inc.	3	561
Arcbest Corporation	2	205
Arcosa, Inc.	4	319
Argan, Inc.	2	120
Armstrong World Industries, Inc.	3	367
Array Tech, Inc. (a)	3	32
Astec Industries, Inc.	2	50
Astronics Corporation (a)	2	44
Astronics Corporation - Class B (a)	1	30
Atkore Inc.	4	591
Automatic Data Processing, Inc.	11	2,667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Avis Budget Group, Inc.	2	233
Axon Enterprise, Inc. (a)	1	410
AZZ Inc.	3	201
Barnes Group Inc.	5	189
Barrett Business Services, Inc.	5	153
Beacon Roofing Supply, Inc. (a)	7	654
BlueLinx Holdings Inc. (a)	1	107
Boeing Company, The (a)	12	2,106
Boise Cascade Company	5	540
Booz Allen Hamilton Holding Corporation - Class A	5	813
Bowman Consulting Group Ltd. (a)	1	42
Brady Corporation - Class A	4	272
BrightView Holdings, Inc. (a)	7	91
Brink's Company, The	3	287
Broadridge Financial Solutions, Inc.	4	839
Builders FirstSource, Inc. (a)	10	1,413
BWXT Government Group, Inc.	6	530
C.H. Robinson Worldwide, Inc.	6	545
Caci International Inc. - Class A (a)	2	675
Cadeler A/S - ADR (a)	1	21
Carlisle Companies Incorporated	3	1,027
Carrier Global Corporation	22	1,368
Casella Waste Systems, Inc. - Class A (a)	3	288
Caterpillar Inc.	17	5,568
CBIZ, Inc. (a)	4	298
CECO Environmental Corp. (a)	3	92
Cimpress Public Limited Company (a)	2	156
Cintas Corporation	2	1,645
Civeo Corporation	1	17
Clarivate PLC (a)	24	136
Clean Harbors, Inc. (a)	5	1,168
Columbus McKinnon Corporation	2	83
Comfort Systems USA, Inc.	2	682
Commercial Vehicle Group, Inc. (a)	5	22
Concentrix Corporation	1	92
Concrete Pumping Holdings, Inc. (a)	1	7
Conduent Incorporated (a)	15	47
Construction Partners, Inc. - Class A (a)	3	190
Copa Holdings, S.A. - Class A	3	242
Copart, Inc. (a)	13	699
Core & Main, Inc. - Class A (a)	8	403
Costamare Inc.	8	131
Covenant Logistics Group, Inc. - Class A	2	110
CRA International, Inc.	1	185
Crane Company	5	668
CSG Systems International, Inc.	3	139
CSW Industrials, Inc.	1	353
CSX Corporation	54	1,794
Cummins Inc.	6	1,634
Curtiss-Wright Corporation	2	668
Dayforce, Inc. (a)	4	219
Deere & Company	10	3,730
Delta Air Lines, Inc.	37	1,754
Deluxe Corporation	5	105
Distribution Solutions Group, Inc. (a)	1	30
DNOW Inc. (a)	13	181
Donaldson Company, Inc.	7	493
Douglas Dynamics, Inc.	3	66
Dover Corporation	5	927
Driven Brands Holdings Inc. (a)	2	30
Ducommun Incorporated (a)	1	75
Dun & Bradstreet Holdings, Inc.	13	119
DXP Enterprises, Inc. (a)	2	82
Dycom Industries, Inc. (a)	2	385
Eaton Corporation Public Limited Company	7	2,104
EMCOR Group, Inc.	3	1,089
Emerson Electric Co.	9	1,021
Encore Wire Corporation	1	350
Energy Recovery, Inc. (a)	4	57
Enerpac Tool Group Corp. - Class A	5	185
EnerSys	3	336
Ennis, Inc.	3	71
Enpro Inc.	2	311
Enviri Corporation (a)	8	67
Equifax Inc.	3	748
ESAB Corporation	3	315
ESCO Technologies Inc.	2	204
ExlService Holdings, Inc. (a)	8	266
Expeditors International of Washington, Inc. - Class A	7	813
Exponent, Inc.	3	242
Fastenal Company	20	1,279
Federal Signal Corporation	4	310
FedEx Corporation	8	2,348
Ferguson Holdings Limited	6	1,202
First Advantage Corporation	4	61
Flowserve Corporation	9	429
Fluence Energy, Inc. - Class A (a)	6	103
Fluor Corporation (a)	8	337
Forrester Research, Inc. (a)	2	29
Fortive Corporation	11	793
Fortune Brands Innovations, Inc.	8	524
Forward Air Corporation	2	46
Franklin Covey Co. (a)	1	41
Franklin Electric Co., Inc.	4	343
FTI Consulting, Inc. (a)	2	490
FuelCell Energy, Inc. (a)	13	8
Gates Industrial Corporation PLC (a)	5	83
GATX Corporation	3	375
GE Vernova Inc. (a)	4	720
Genco Shipping & Trading Limited	1	16
Gencor Industries, Inc. (a)	1	10
Generac Holdings Inc. (a)	2	232
General Dynamics Corporation	5	1,533
General Electric Company	17	2,668
Genpact Limited	12	380
Gibraltar Industries, Inc. (a)	2	167
Global Industrial Company	3	100
GMS Inc. (a)	2	196
Gorman- Rupp Company, The	2	89
Graco Inc.	7	588
GrafTech International Ltd.	12	12
Graham Corporation (a)	—	11
Granite Construction Incorporated	5	324
Great Lakes Dredge & Dock Corporation (a)	7	64
Griffon Corporation	3	198
GXO Logistics Inc. (a)	8	426
H&E Equipment Services, Inc.	3	154
Hawaiian Holdings, Inc. (a)	5	65
Hayward Holdings, Inc. (a)	3	39
Healthcare Services Group, Inc. (a)	5	53
Heartland Express, Inc.	9	116
HEICO Corporation	2	354
HEICO Corporation - Class A	2	337
Heidrick & Struggles International, Inc.	2	69
Helios Technologies, Inc.	2	104
Herc Holdings Inc.	3	393
Hertz Global Holdings, Inc. (a)	22	78
Hexcel Corporation	4	266
Hillenbrand, Inc.	5	218
Hillman Solutions Corp. - Class A (a)	6	54
HNI Corporation	4	201
Honeywell International Inc.	16	3,504
Howmet Aerospace Inc.	10	811
Hub Group, Inc. - Class A	6	265
Hubbell Incorporated	2	564
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	8	73
Huntington Ingalls Industries, Inc.	3	690
Hurco Companies, Inc.	—	5
Huron Consulting Group Inc. (a)	2	172
Hyster-Yale, Inc. - Class A	1	78
IBEX Limited (a)	1	14
ICF International, Inc.	2	249
IDEX Corporation	2	438
IES Holdings, Inc. (a)	2	289
Illinois Tool Works Inc.	8	1,935
Ingersoll Rand Inc.	13	1,213
Insperity, Inc.	1	135
Insteel Industries, Inc.	2	65

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Interface, Inc. - Class A	8	122
ITT Inc.	6	716
J.B. Hunt Transport Services, Inc.	6	944
Jacobs Solutions Inc.	4	606
JELD-WEN Holding, Inc. (a)	9	115
JetBlue Airways Corporation (a)	28	168
John Bean Technologies Corporation	2	223
Johnson Controls International Public Limited Company	12	793
Kadant Inc.	1	201
KBR, Inc.	9	550
Kelly Services, Inc. - Class A	4	76
Kennametal Inc.	8	190
Kforce Inc.	3	167
Kirby Corporation (a)	5	550
Knight-Swift Transportation Holdings Inc. - Class A	10	491
Korn Ferry	5	350
Kratos Defense & Security Solutions, Inc. (a)	8	151
L. B. Foster Company (a)	1	21
L3Harris Technologies, Inc.	6	1,266
Landstar System, Inc.	2	388
Leidos Holdings, Inc.	6	847
Lennox International Inc.	1	784
Lincoln Electric Holdings, Inc.	3	532
Lindsay Corporation	1	96
Liquidity Services, Inc. (a)	4	81
Lockheed Martin Corporation	7	3,068
LSI Industries Inc.	1	17
Luxfer Holdings PLC	2	18
ManpowerGroup Inc.	4	255
Marten Transport, Ltd.	7	124
Masco Corporation	7	497
MasTec, Inc. (a)	5	571
Masterbrand, Inc. (a)	11	168
Matrix Service Company (a)	3	32
Matson Intermodal - Paragon, Inc.	4	481
Matthews International Corporation - Class A	3	85
Maximus, Inc.	4	361
Mayville Engineering Company, Inc. (a)	1	16
McGrath RentCorp	2	226
MDU Resources Group, Inc.	16	394
Mercury Systems, Inc. (a)	3	82
Miller Industries, Inc.	1	70
Millerknoll, Inc.	8	215
Mine Safety Appliances Company, LLC	2	372
Mistras Group, Inc. (a)	3	21
Monocle Acquisition Corporation (a)	2	16
Montrose Environmental Group, Inc. (a)	2	68
Moog Inc. - Class A	2	386
MRC Global Inc. (a)	10	123
MSC Industrial Direct Co., Inc. - Class A	4	319
Mueller Industries, Inc.	9	492
Mueller Water Products, Inc. - Class A	10	184
MYR Group Inc. (a)	2	214
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	47
Nextracker LLC - Class A (a)	3	156
NN, Inc. (a)	3	9
Nordson Corporation	1	342
Norfolk Southern Corporation	5	1,119
Northrop Grumman Corporation	3	1,104
Northwest Pipe Company (a)	1	34
NV5 Global, Inc. (a)	1	127
Nvent Electric Public Limited Company	11	819
Old Dominion Freight Line, Inc.	5	874
Omega Flex, Inc.	—	5
Openlane, Inc. (a)	12	197
Orion Group Holdings, Inc. (a)	2	15
Oshkosh Corporation	5	493
Otis Worldwide Corporation	10	1,007
Owens Corning	7	1,282
P.A.M. Transportation Services, Inc. (a)	1	21
PACCAR Inc	15	1,525
Pangaea Logistics Solutions Ltd.	3	27
Park Aerospace Technologies Corp.	2	29
Parker-Hannifin Corporation	3	1,396
Park-Ohio Holdings Corp.	1	33
Parsons Corporation (a)	6	476
Paychex, Inc.	8	994
Paycom Software, Inc.	2	245
Paycor HCM, Inc. (a)	2	28
Paylocity Holding Corporation (a)	1	125
Pentair Public Limited Company	10	794
Plug Power Inc. (a) (b)	24	55
Powell Industries, Inc.	1	153
Preformed Line Products Company	—	24
Primoris Services Corporation	6	283
Proto Labs, Inc. (a)	2	55
Quad/Graphics, Inc. - Class A	4	24
Quanex Building Products Corporation	4	100
Quanta Services, Inc.	5	1,303
Radiant Logistics, Inc. (a)	3	19
RBC Bearings Incorporated (a)	1	387
Regal Rexnord Corporation	4	482
Republic Services, Inc.	7	1,377
Resideo Technologies, Inc. (a)	13	256
Resources Connection, Inc.	4	48
REV Group, Inc.	7	162
Robert Half Inc.	8	525
Rockwell Automation, Inc.	4	1,017
Rollins, Inc.	11	532
RTX Corporation	28	2,772
Rush Enterprises, Inc. - Class A	5	212
Rush Enterprises, Inc. - Class B	1	27
RXO Inc (a)	7	174
Ryder System, Inc.	5	606
Saia, Inc. (a)	1	581
Schneider National, Inc. - Class B	3	83
Science Applications International Corporation	4	463
Sensata Technologies Holding PLC	12	447
Shoals Technologies Group, Inc. - Class A (a)	2	14
Shyft Group, Inc.	3	34
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	3	516
SiteOne Landscape Supply, Inc. (a)	2	302
SkyWest, Inc. (a)	5	405
Snap-on Incorporated	2	558
Southwest Airlines Co.	20	564
Spirit Airlines, Inc.	9	33
SPX Technologies, Inc. (a)	3	392
SS&C Technologies Holdings, Inc.	10	599
Standex International Corporation	1	165
Stanley Black & Decker, Inc.	6	505
Star Bulk Carriers Corp.	1	22
Steelcase Inc. - Class A	9	120
Stericycle, Inc. (a)	6	361
Sterling Check Corp. (a)	1	16
Sterling Infrastructure, Inc. (a)	3	321
Stratasys, Inc. (a)	5	44
Sunrun Inc. (a)	15	178
Symbotic Inc. - Class A (a)	1	33
Taskus, Inc. - Class A (a)	—	7
Tecnoglass Inc.	3	171
Tennant Company	2	162
Terex Corporation	5	287
Tetra Tech, Inc.	3	622
Textron Inc.	8	690
The AZEK Company Inc. - Class A (a)	9	364
The Greenbrier Companies, Inc.	3	143
The Manitowoc Company, Inc. (a)	4	42
The Middleby Corporation (a)	3	404
The Timken Company	5	369
Thermon Group Holdings, Inc. (a)	3	82
Titan International, Inc. (a)	6	45
Titan Machinery Inc. (a)	1	20
Toro Company, The	5	463
Trane Technologies Public Limited Company	5	1,690
Transcat, Inc. (a)	—	55
TransDigm Group Incorporated	1	1,414
TransUnion	8	565
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Trex Company, Inc. (a)	7	498
Trinet Group, Inc.	2	186
Trinity Industries, Inc.	9	255
Triumph Group, Inc. (a)	5	72
TrueBlue, Inc. (a)	6	60
TTEC Holdings, Inc.	5	27
Tutor Perini Corporation (a)	8	168
Twin Disc, Incorporated	1	14
Uber Technologies, Inc. (a)	18	1,288
UFP Industries, Inc.	5	545
U-Haul Holding Company (a) (b)	1	69
U-Haul Holding Company - Series N	8	504
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	169
Union Pacific Corporation	16	3,559
United Airlines Holdings, Inc. (a)	20	975
United Parcel Service, Inc. - Class B	25	3,360
United Rentals, Inc.	3	1,967
Universal Logistics Holdings, Inc.	2	92
V2X, Inc. (a)	1	61
Valmont Industries, Inc.	1	378
Veralto Corporation	4	375
Verisk Analytics, Inc.	5	1,398
Vertiv Holdings Co - Class A	6	557
Vestis Corporation	8	94
Viad Corp (a)	2	73
Vicor Corporation (a)	1	46
Vm Consolidated, Inc. - Class A (a)	10	267
VSE Corporation	1	106
W.W. Grainger, Inc.	2	1,651
Wabash National Corporation	7	161
Waste Management, Inc.	14	3,024
Watsco, Inc.	1	524
Watts Water Technologies, Inc. - Class A	2	395
Werner Enterprises, Inc.	6	200
WESCO International, Inc.	4	628
Westinghouse Air Brake Technologies Corporation	6	1,022
Willdan Group, Inc. (a)	1	28
Willis Lease Finance Corporation	—	16
WillScot Mobile Mini Holdings Corp. - Class A (a)	14	524
Woodward, Inc.	4	622
XPO, Inc. (a)	8	816
Xylem Inc.	7	907
		176,693
Consumer Discretionary 10.9%
1-800-Flowers.com, Inc. - Class A (a)	4	34
Abercrombie & Fitch Co. - Class A (a)	5	907
Academy Sports & Outdoors, Inc.	6	323
Acushnet Holdings Corp.	5	309
Adient Public Limited Company (a)	6	139
ADT, Inc.	36	275
Adtalem Global Education Inc. (a)	4	291
Advance Auto Parts, Inc.	4	237
Airbnb, Inc. - Class A (a)	5	708
Amazon.com, Inc. (a)	177	34,157
American Axle & Manufacturing Holdings, Inc. (a)	12	87
American Eagle Outfitters, Inc.	17	348
American Outdoor Brands, Inc. (a)	2	14
American Public Education, Inc. (a)	2	33
America's Car Mart, Inc. (a)	1	59
Aptiv PLC (a)	8	550
Aramark	15	525
ARKO Corp. - Class A	3	19
Asbury Automotive Group, Inc. (a)	2	405
Autoliv, Inc.	8	807
AutoNation, Inc. (a)	5	773
AutoZone, Inc. (a)	—	1,085
Bassett Furniture Industries, Incorporated	—	7
Bath & Body Works, Inc.	12	458
Beazer Homes USA, Inc. (a)	7	186
Best Buy Co., Inc.	13	1,094
Beyond, Inc. (a)	2	21
Big 5 Sporting Goods Corporation	2	7
Big Lots, Inc. (a)	4	7
Biglari Holdings Inc. - Class A (a)	—	10
Biglari Holdings Inc. - Class B (a)	—	22
BJ's Restaurants, Inc. (a)	2	66
Bloomin' Brands, Inc.	5	95
Booking Holdings Inc.	1	2,848
Boot Barn Holdings, Inc. (a)	2	286
BorgWarner Inc.	16	526
Boyd Gaming Corporation	4	233
Bright Horizons Family Solutions, Inc. (a)	3	288
Brinker International, Inc. (a)	3	195
Brunswick Corporation	7	513
Build-A-Bear Workshop, Inc.	2	52
Burlington Stores, Inc. (a)	2	578
Caesars Entertainment, Inc. (a)	7	279
Caleres, Inc.	5	162
Camping World Holdings, Inc. - Class A	4	66
Capri Holdings Limited (a)	11	355
CarMax, Inc. (a)	6	420
Carnival Corporation (a)	35	659
CarParts.com, Inc. (a)	6	6
Carriage Services, Inc.	2	56
Carter's, Inc.	2	151
Carvana Co. - Class A (a)	2	302
Cavco Industries, Inc. (a)	1	230
Century Communities, Inc.	3	278
Chegg, Inc. (a)	4	14
Chewy, Inc. - Class A (a)	3	69
Chipotle Mexican Grill, Inc. (a)	33	2,099
Choice Hotels International, Inc.	2	277
Churchill Downs Incorporated	4	578
Chuy's Holdings, Inc. (a)	2	48
Citi Trends, Inc. (a)	2	39
Columbia Sportswear Company	4	284
Conn's, Inc. (a)	4	5
Container Store Group, Inc. The (a)	3	2
Cooper-Standard Holdings Inc. (a)	3	38
Coursera, Inc. (a)	4	28
Cracker Barrel Old Country Store, Inc. (b)	2	78
Crocs, Inc. (a)	3	401
Culp, Inc. (a)	2	7
D.R. Horton, Inc.	10	1,345
Dana Incorporated	12	144
Darden Restaurants, Inc.	5	810
Dave & Buster's Entertainment, Inc. (a)	4	166
Deckers Outdoor Corporation (a)	1	874
Denny's Corporation (a)	4	28
Designer Brands Inc. - Class A (b)	8	57
Destination XL Group, Inc. (a)	4	16
Dick's Sporting Goods, Inc.	3	717
Dillard's, Inc. - Class A (b)	2	662
Dine Brands Global, Inc.	1	45
DK Crown Holdings Inc. - Class A (a)	9	331
Domino's Pizza, Inc.	1	436
DoorDash, Inc. - Class A (a)	5	541
Dorman Products, Inc. (a)	2	209
Dream Finders Homes, Inc. - Class A (a)	2	63
Duluth Holdings Inc. - Class B (a)	3	10
Duolingo, Inc. - Class A (a)	—	91
eBay Inc.	28	1,530
El Pollo Loco Holdings, Inc. (a)	2	19
Escalade, Incorporated	1	12
Ethan Allen Interiors Inc.	3	95
ETSY, Inc. (a)	4	254
Expedia Group, Inc. (a)	3	371
Figs, Inc. - Class A (a)	9	47
First Watch Restaurant Group, Inc. (a)	3	55
Five Below, Inc. (a)	3	344
Flexsteel Industries, Inc.	1	23
Floor & Decor Holdings, Inc. - Class A (a)	6	581
Foot Locker, Inc.	6	139
Ford Motor Company	119	1,497
Fossil Group, Inc. (a)	5	7
Fox Factory Holding Corp. (a)	3	149
Frontdoor, Inc. (a)	6	191
Gap, Inc., The	30	714

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Garmin Ltd.	6	995
General Motors Company	37	1,714
Genesco Inc. (a)	2	59
Gentex Corporation	15	502
Gentherm Incorporated (a)	3	124
Genuine Parts Company	6	854
G-III Apparel Group, Ltd. (a)	5	147
Gopro Inc. - Class A (a)	8	11
Graham Holdings Co., Ltd. - Class B	—	285
Grand Canyon Education, Inc. (a)	2	226
Green Brick Partners, Inc. (a)	3	151
Group 1 Automotive, Inc.	1	373
Guess ?, Inc.	8	159
H & R Block, Inc.	9	471
Hamilton Beach Brands Holding Company - Class A	1	17
Hanesbrands Inc. (a)	31	151
Harley-Davidson, Inc.	11	352
Hasbro, Inc.	7	391
Haverty Furniture Companies, Inc.	2	39
Helen of Troy Limited (a)	2	172
Hilton Grand Vacations Inc. (a)	2	85
Hilton Worldwide Holdings Inc.	5	1,104
Home Depot, Inc. , The	26	9,086
Hooker Furnishings Corporation	1	20
Hovnanian Enterprises, Inc. - Class A (a)	1	75
Hyatt Hotels Corporation - Class A	2	285
Installed Building Products, Inc.	2	437
iRobot Corporation (a)	2	20
Jack in the Box Inc.	1	69
Johnson Outdoors Inc. - Class A	1	34
KB Home	7	503
Kohl's Corporation	10	228
Kontoor Brands, Inc.	3	227
Lakeland Industries, Inc.	—	3
Lands' End, Inc. (a)	2	20
Las Vegas Sands Corp.	8	376
Laureate Education, Inc. - Class A	15	230
La-Z-Boy Incorporated	3	98
LCI Industries	2	242
Lear Corporation	4	459
Leggett & Platt, Incorporated	12	138
Lennar Corporation - Class A	8	1,187
Lennar Corporation - Class B	1	147
Leslie's, Inc. (a)	3	11
Levi Strauss & Co. - Class A	9	179
LGI Homes, Inc. (a)	2	195
Lifetime Brands, Inc.	1	10
Light & Wonder, Inc. (a)	5	517
Lithia Motors, Inc. - Class A	2	570
LKQ Corporation	10	400
LL Flooring, Inc. (a)	1	1
Lovesac Company, The (a)	1	29
Lowe`s Companies, Inc.	12	2,600
Lucid Group, Inc. (a) (b)	13	33
Lululemon Athletica Inc. (a)	3	890
M/I Homes, Inc. (a)	2	268
Macy's, Inc.	29	560
Malibu Boats, Inc. - Class A (a)	2	57
Marine Products Corporation	2	17
MarineMax, Inc. (a)	3	91
Marriott International, Inc. - Class A	5	1,193
Marriott Vacations Worldwide Corporation	2	168
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	23	373
McDonald's Corporation	15	3,723
Meritage Homes Corporation	2	382
MGM Resorts International (a)	9	399
Mister Car Wash, Inc. (a)	14	100
Modine Manufacturing Company (a)	4	445
Mohawk Industries, Inc. (a)	3	303
Monarch Casino & Resort, Inc.	1	48
Monro, Inc.	3	67
Motorcar Parts of America, Inc. (a)	2	12
Movado Group, Inc.	1	27
Murphy USA Inc.	2	715
Nathan's Famous, Inc.	1	41
National Vision Holdings, Inc. (a)	5	63
Newell Brands Inc.	19	125
NIKE, Inc. - Class B	28	2,087
Nishka, Inc. - Class A (a)	3	30
Nordstrom, Inc. (b)	12	256
Norwegian Cruise Line Holdings Ltd. (a)	6	115
NVR, Inc. (a)	—	1,442
Ollie's Bargain Outlet Holdings, Inc. (a)	4	360
OneSpaWorld Holdings Limited (a)	7	106
O'Reilly Automotive, Inc. (a)	1	1,280
Oxford Industries, Inc.	1	144
Papa John's International, Inc.	2	99
Patrick Industries, Inc.	2	228
PENN Entertainment, Inc. (a)	6	125
Penske Automotive Group, Inc.	3	481
Perdoceo Education Corporation	9	195
PetMed Express, Inc.	2	9
Phinia Inc.	4	154
Planet Fitness, Inc. - Class A (a)	5	370
Playa Hotels & Resorts N.V. (a)	13	108
Polaris Inc.	5	426
Pool Corporation	1	426
Potbelly Corporation (a)	2	17
PulteGroup, Inc.	16	1,713
Purple Innovation, Inc.	5	5
PVH Corp.	5	507
Quantumscape Battery, Inc. - Class A (a)	3	15
Qurate Retail, Inc. - Series A (a)	37	23
Ralph Lauren Corporation - Class A	4	665
Red Robin Gourmet Burgers, Inc. (a)	1	11
Red Rock Resorts, Inc. - Class A	3	181
Revolve Group Inc. - Class A (a)	1	18
RH (a)	1	206
Rivian Automotive, Inc. - Class A (a) (b)	16	221
Rocky Brands, Inc.	1	22
Ross Stores, Inc.	10	1,480
Royal Caribbean Cruises Ltd. (a)	8	1,293
Sally Beauty Holdings, Inc. (a)	6	62
Service Corporation International	11	780
Shake Shack, Inc. - Class A (a)	3	226
SharkNinja, Inc.	6	445
Shoe Carnival, Inc.	3	128
Signet Jewelers Limited	4	344
Six Flags Operations Inc. (a)	5	180
Skechers U.S.A., Inc. - Class A (a)	9	653
Skyline Champion Corporation (a)	4	277
Sleep Number Corporation (a)	1	14
Smith & Wesson Brands, Inc.	6	92
Sonic Automotive, Inc. - Class A	3	168
Sonos, Inc. (a)	6	83
Sportsman's Warehouse Holdings, Inc. (a)	3	8
Standard Motor Products, Inc.	2	66
Starbucks Corporation	23	1,804
Steven Madden, Ltd.	6	268
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	49
Strategic Education, Inc.	1	152
Strattec Security Corporation (a)	—	6
Stride, Inc. (a)	5	322
Superior Group of Companies, Inc.	1	19
Superior Industries International, Inc. (a)	2	6
Sweetgreen, Inc. - Class A (a)	3	102
Tapestry, Inc.	21	888
Taylor Morrison Home II Corporation - Class A (a)	9	477
Tempur Sealy International, Inc.	7	334
Tesla Inc. (a)	38	7,510
Texas Roadhouse, Inc. - Class A	4	715
The Aaron's Company, Inc.	3	29
The Buckle, Inc.	6	208
The Cato Corporation - Class A	2	13
The Cheesecake Factory Incorporated	6	233
The Children's Place, Inc. (a)	2	18
The Goodyear Tire & Rubber Company (a)	25	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
The ODP Corporation (a)	4	171
The One Group Hospitality, Inc. (a)	2	6
The Wendy's Company	16	270
Thor Industries, Inc.	4	407
Tile Shop Holdings, Inc. (a)	7	48
Tilly's, Inc. - Class A (a)	1	7
TJX Companies, Inc., The	36	3,924
Toll Brothers, Inc.	8	910
TopBuild Corp. (a)	2	931
Topgolf Callaway Brands Corp. (a)	14	210
Tractor Supply Company	5	1,243
Travel + Leisure Co.	4	186
TRI Pointe Homes Holdings, Inc. (a)	8	285
Ulta Beauty, Inc. (a)	2	842
Under Armour, Inc. - Class A (a)	11	74
Under Armour, Inc. - Class C (a)	14	91
Unifi, Inc. (a)	2	13
United Parks And Resorts Inc. (a)	3	168
Universal Electronics Inc. (a)	1	10
Universal Technical Institute, Inc. (a)	2	26
Upbound Group, Inc.	6	171
Urban Outfitters, Inc. (a)	7	297
V.F. Corporation	17	225
Vail Resorts, Inc.	3	457
Valvoline, Inc. (a)	6	278
Vera Bradley, Inc. (a)	3	20
Victoria's Secret & Co. (a)	5	87
Vista Outdoor Inc. (a)	5	176
Visteon Corporation (a)	1	128
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Vizio Holding Corp. - Class A (a)	7	72
VOXX International Corporation - Class A (a)	2	6
Weyco Group, Inc.	1	28
Whirlpool Corporation	3	318
Williams-Sonoma, Inc.	4	1,181
Wingstop Inc.	1	409
Winmark Corporation	—	87
Winnebago Industries, Inc.	2	118
Wolverine World Wide, Inc.	3	39
Worthington Industries, Inc.	4	185
Wyndham Hotels & Resorts, Inc.	7	515
Wynn Resorts, Limited	3	279
YETI Holdings, Inc. (a)	5	180
Yum! Brands, Inc.	7	885
Zumiez Inc. (a)	2	43
		153,762
Health Care 10.4%
10X Genomics, Inc. - Class A (a)	1	28
Abbott Laboratories	30	3,165
AbbVie Inc.	47	8,065
Acadia Healthcare Company, Inc. (a)	6	385
Accolade, Inc. (a)	8	30
Accuray Incorporated (a)	6	10
AdaptHealth LLC - Class A (a)	11	115
Adaptive Biotechnologies Corporation (a)	4	13
Addus HomeCare Corporation (a)	1	129
Adicet Therapeutics, Inc. (a)	7	8
Adverum Biotechnologies, Inc. (a)	1	7
Agilent Technologies, Inc.	7	932
Agilon Health Management, Inc. (a)	8	52
Agios Pharmaceuticals, Inc. (a)	2	91
Aldeyra Therapeutics, Inc. (a)	4	14
Alector, Inc. (a)	5	24
Align Technology, Inc. (a)	1	322
Alkermes Public Limited Company (a)	9	218
Allakos Inc. (a)	—	—
Allogene Therapeutics, Inc. (a)	13	31
Alnylam Pharmaceuticals, Inc. (a)	3	818
Amedisys, Inc. (a)	2	202
American Well Corporation - Class A (a)	6	2
Amgen Inc.	14	4,458
AMN Healthcare Services, Inc. (a)	4	190
Amneal Pharmaceuticals, Inc. - Class A (a)	5	31
Anaptysbio, Inc. (a)	2	50
AngioDynamics, Inc. (a)	4	27
ANI Pharmaceuticals, Inc. (a)	1	50
Anika Therapeutics, Inc. (a)	1	38
Arcturus Therapeutics Holdings Inc. (a)	3	70
Arcus Biosciences, Inc. (a)	6	84
Artivion, Inc. (a)	3	72
Assertio Holdings, Inc. (a)	—	1
Astrana Health, Inc. (a)	2	81
AtriCure, Inc. (a)	2	39
Atrion Corporation	—	74
Avanos Medical, Inc. (a)	5	90
Avantor, Inc. (a)	20	431
Avidity Biosciences, Inc. (a)	2	95
AxoGen, Inc. (a)	5	39
Axonics, Inc. (a)	1	91
Azenta, Inc. (a)	2	83
Baxter International Inc.	16	532
Becton, Dickinson and Company	5	1,081
Biogen Inc. (a)	4	821
BioLife Solutions, Inc. (a)	2	44
BioMarin Pharmaceutical Inc. (a)	6	463
Bio-Rad Laboratories, Inc. - Class A (a)	1	256
Bio-Techne Corporation	4	255
Bluebird Bio, Inc. (a) (b)	4	4
Boston Scientific Corporation (a)	25	1,938
Bristol-Myers Squibb Company	65	2,692
Brookdale Senior Living Inc. (a)	23	155
Bruker Corporation	6	402
C4 Therapeutics, Inc. (a) (b)	7	33
Cardinal Health, Inc.	6	600
Caredx, Inc. (a)	2	25
Castle Biosciences, Inc. (a)	—	1
Catalent, Inc. (a)	6	323
Catalyst Pharmaceuticals, Inc. (a)	7	116
Cencora, Inc.	6	1,259
Centene Corporation (a)	16	1,080
Certara, Inc. (a)	6	80
Charles River Laboratories International, Inc. (a)	2	442
Chemed Corporation	1	472
Cogent Biosciences, Inc. (a)	7	58
Collegium Pharmaceutical, Inc. (a)	2	55
Community Health Systems, Inc. (a)	12	39
CONMED Corporation	2	107
Corcept Therapeutics Incorporated (a)	6	189
CorVel Corporation (a)	1	297
Cross Country Healthcare, Inc. (a)	2	33
Cryoport, Inc. (a)	2	14
Cumberland Pharmaceuticals, Inc. (a)	1	1
CVS Health Corporation	32	1,874
Danaher Corporation	11	2,705
DaVita Inc. (a)	4	521
Day One Biopharmaceuticals, Inc. (a)	1	17
Denali Therapeutics Inc. (a)	5	125
Dentsply Sirona Inc.	14	349
DexCom, Inc. (a)	5	542
Doximity, Inc. - Class A (a)	2	45
Dynavax Technologies Corporation (a)	4	50
Editas Medicine, Inc. (a)	2	8
Edwards Lifesciences Corporation (a)	9	787
Elanco Animal Health Incorporated (a)	23	338
Elevance Health, Inc.	5	2,760
Eli Lilly and Company	18	16,544
Embecta Corp.	1	12
Emergent BioSolutions Inc. (a)	4	28
Enanta Pharmaceuticals, Inc. (a)	2	21
Encompass Health Corporation	8	675
Enhabit Inc. (a)	4	35
Enovis Corporation (a)	3	151
Envista Holdings Corporation (a)	8	128
Enzo Biochem, Inc. (a)	4	4
Evolent Health, Inc. - Class A (a)	6	114
Exact Sciences Corporation (a)	7	281
Exelixis, Inc. (a)	21	473
Fate Therapeutics, Inc. (a)	2	5
Fortrea Holdings Inc. (a)	4	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Fulcrum Therapeutics, Inc. (a)	2	14
Fulgent Genetics, Inc. (a)	1	28
G1 Therapeutics, Inc. (a)	4	8
GE HealthCare Technologies Inc.	14	1,102
Generation Bio Co. (a)	2	6
Gilead Sciences, Inc.	41	2,831
Glaukos Corporation (a)	1	107
Grail, Inc. (a)	1	10
Haemonetics Corporation (a)	3	288
Halozyme Therapeutics, Inc. (a)	6	339
Harmony Biosciences Holdings Inc. (a)	2	52
Harvard Bioscience, Inc. (a)	2	5
HCA Healthcare, Inc.	4	1,290
Health Catalyst, Inc. (a)	1	8
HealthEquity, Inc. (a)	5	406
Healthstream, Inc.	2	59
Henry Schein, Inc. (a)	6	358
Hologic, Inc. (a)	7	522
Horizon Orphan LLC (a)	2	5
Humana Inc.	3	1,048
ICU Medical, Inc. (a)	—	36
IDEAYA Biosciences, Inc. (a)	1	52
IDEXX Laboratories, Inc. (a)	2	1,152
Illumina, Inc. (a)	4	417
Immunovant, Inc. (a)	2	61
Inari Medical, Inc. (a)	2	87
Incyte Corporation (a)	6	377
Innoviva, Inc. (a)	12	196
Inogen, Inc. (a)	1	10
Inspire Medical Systems, Inc. (a)	—	37
Insulet Corporation (a)	1	159
Integer Holdings Corporation (a)	3	335
Integra LifeSciences Holdings Corporation (a)	5	150
Intellia Therapeutics, Inc. (a)	3	65
Intuitive Surgical, Inc. (a)	4	1,939
Iovance Biotherapeutics, Inc. (a)	10	82
IQVIA Holdings Inc (a)	7	1,412
Iradimed Corp.	—	19
Jazz Pharmaceuticals Public Limited Company (a)	4	404
Johnson & Johnson	61	8,981
KalVista Pharmaceuticals Inc. (a)	2	22
Kodiak Sciences Inc. (a)	3	6
Krystal Biotech, Inc. (a)	2	300
Kura Oncology, Inc. (a)	3	53
Kymera Therapeutics, Inc. (a)	2	59
Labcorp Holdings Inc.	3	570
Lantheus Holdings, Inc. (a)	3	236
LeMaitre Vascular, Inc.	2	132
Lensar, Inc. (a)	—	2
Ligand Pharmaceuticals Incorporated (a)	1	105
LivaNova PLC (a)	4	194
Lumos Pharma, Inc. (a)	—	—
MacroGenics, Inc. (a)	3	13
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	35
Masimo Corporation (a)	3	396
McKesson Corporation	3	1,602
Medpace Holdings, Inc. (a)	1	530
Medtronic, Inc.	23	1,818
MeiraGTx Holdings plc (a)	1	5
Merck & Co., Inc.	38	4,692
Merit Medical Systems, Inc. (a)	4	305
Mersana Therapeutics, Inc. (a)	8	15
Mesa Laboratories, Inc.	—	23
Mettler-Toledo International Inc. (a)	1	755
Moderna, Inc. (a)	6	698
ModivCare Inc. (a)	2	41
Molina Healthcare, Inc. (a)	2	726
Morphic Holding, Inc. (a)	1	42
Myriad Genetics, Inc. (a)	6	139
Natera, Inc. (a)	3	334
National HealthCare Corporation	2	213
National Research Corporation	1	16
Nektar Therapeutics (a)	6	7
Neogenomics, Inc. (a)	10	142
Neurocrine Biosciences, Inc. (a)	2	288
Nevro Corp. (a)	2	16
Nurix Therapeutics, Inc. (a)	3	69
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	23
Omnicell, Inc. (a)	2	66
OPKO Health, Inc. (a) (b)	34	43
OptimizeRX Corporation (a)	2	25
Option Care Health, Inc. (a)	6	176
Orasure Technologies, Inc. (a)	4	18
Organogenesis Holdings Inc. - Class A (a)	8	23
Organon & Co.	16	337
Orthofix Medical Inc. (a)	3	46
Orthopediatrics Corp. (a)	1	39
Outset Medical, Inc. (a)	3	13
Owens & Minor, Inc. (a)	7	92
Pacific Biosciences of California, Inc. (a) (b)	5	8
Pacira Pharmaceuticals, Inc. (a)	3	86
Patterson Companies, Inc.	8	201
PDL BioPharma, Inc. (a) (d)	6	7
Pediatrix Medical Group, Inc. (a)	7	51
Pennant Group, Inc. , The (a)	3	63
Penumbra, Inc. (a)	1	224
Perrigo Company Public Limited Company	9	227
PetIQ, Inc. - Class A (a)	2	35
Pfizer Inc.	118	3,298
Phibro Animal Health Corporation - Class A	2	27
Phreesia, Inc. (a)	2	34
PMV Pharmaceuticals, Inc. (a)	6	10
Poseida Therapeutics, Inc. (a)	5	14
Pphm, Inc. (a)	3	18
Premier Healthcare Solutions, Inc. - Class A	9	173
Prestige Consumer Healthcare Inc. (a)	4	260
Progyny, Inc. (a)	2	56
Protagonist Therapeutics, Inc. (a)	2	59
Prothena Corporation Public Limited Company (a)	3	59
Psychemedics Corporation (a)	1	1
Quest Diagnostics Incorporated	4	604
Quidelortho Corporation (a)	1	25
R1 RCM Holdco Inc. (a)	7	92
RadNet, Inc. (a)	4	221
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	56
Regeneron Pharmaceuticals, Inc. (a)	2	2,097
Regenxbio Inc. (a)	3	40
Relay Therapeutics, Inc. (a)	2	14
Repligen Corporation (a)	2	314
Replimune Group, Inc. (a)	3	30
ResMed Inc.	3	597
Revvity, Inc.	4	409
Rocket Pharmaceuticals, Inc. (a)	3	73
Sage Therapeutics Inc. (a)	1	14
Sangamo Therapeutics, Inc. (a)	13	5
Sarepta Therapeutics, Inc. (a)	1	190
Schrodinger, Inc. (a)	1	18
Seer, Inc. - Class A (a)	8	13
Select Medical Holdings Corporation	10	333
Sgry, LLC (a)	3	80
SI-BONE, Inc. (a)	2	32
SIGA Technologies, Inc.	6	42
Sight Sciences, Inc. (a)	3	18
Simulations Plus, Inc.	2	77
Solventum Corporation (a)	3	142
Sotera Health LLC (a)	13	150
Springworks Therapeutics, Inc. (a)	1	39
STAAR Surgical Company (a)	1	49
Steris Public Limited Company	3	730
Stoke Therapeutics, Inc. (a)	2	30
Stryker Corporation	5	1,798
Supernus Pharmaceuticals, Inc. (a)	5	122
Surmodics, Inc. (a)	1	60
Sutro Biopharma, Inc. (a)	6	18
Tarsus Pharmaceuticals, Inc. (a)	2	42
Teladoc Health, Inc. (a)	5	54
Teleflex Incorporated	2	386
Tenet Healthcare Corporation (a)	8	1,004

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
The Cigna Group	9	3,044
The Cooper Companies, Inc.	6	562
The Ensign Group, Inc.	4	476
Thermo Fisher Scientific Inc.	7	3,837
TruBridge, Inc. (a)	1	7
U. S. Physical Therapy, Inc.	1	104
UFP Technologies, Inc. (a)	—	79
United Therapeutics Corporation (a)	2	696
UnitedHealth Group Incorporated	22	10,971
Universal Health Services, Inc. - Class B	5	897
Utah Medical Products, Inc.	—	13
Vanda Pharmaceuticals Inc. (a)	5	27
Varex Imaging Corporation (a)	6	88
Veeva Systems Inc. - Class A (a)	2	374
Veracyte, Inc. (a)	3	74
Veradigm Inc. (a)	6	58
Vericel Corporation (a)	2	80
Vertex Pharmaceuticals Incorporated (a)	4	1,809
Viatris Inc.	44	470
Waters Corporation (a)	2	578
West Pharmaceutical Services, Inc.	1	476
Xencor, Inc. (a)	4	82
Zentalis Pharmaceuticals, Inc. (a)	3	14
Zimmer Biomet Holdings, Inc.	7	750
ZimVie Inc. (a)	1	11
Zoetis Inc. - Class A	12	2,077
		145,850
Communication Services 7.9%
Advantage Solutions, Inc. - Class A (a)	11	36
Alphabet Inc. - Class A	116	21,209
Alphabet Inc. - Class C	102	18,628
Altice USA, Inc. - Class A (a)	13	27
AMC Networks, Inc. - Class A (a)	4	42
Angi Inc. - Class A (a)	7	14
Anterix Inc. (a)	1	59
AT&T Inc.	193	3,693
Atlanta Braves Holdings, Inc. - Series A (a)	—	15
Atlanta Braves Holdings, Inc. - Series C (a)	3	121
ATN International, Inc.	3	59
Bandwidth Inc. - Class A (a)	1	13
Boston Omaha Corporation - Class A (a)	1	19
Bumble Inc. - Class A (a)	2	19
Cable One, Inc.	—	138
CarGurus, Inc. - Class A (a)	3	80
Cars.com Inc. (a)	9	179
Cinemark Holdings, Inc. (a)	7	159
Comcast Corporation - Class A	163	6,383
Comscore, Inc. (a)	—	1
Consolidated Communications Holdings, Inc. (a)	13	58
DallasNews Corporation - Series A	1	2
DHI Group, Inc. (a)	—	—
EchoStar Corporation - Class A (a)	9	162
Electronic Arts Inc.	8	1,123
Endeavor Group Holdings, Inc. - Class A	6	150
Entravision Communications Corporation - Class A	6	11
Former Charter Communications Parent, Inc. - Class A (a)	4	1,187
Fox Corporation - Class A	11	381
Fox Corporation - Class B	8	245
Frontier Communications Parent, Inc. (a)	11	291
Gannett Co., Inc. (a)	17	78
Gray Television, Inc.	11	59
IDT Corporation - Class B	3	100
IMAX Corporation (a)	6	105
Integral Ad Science Holding Corp. (a)	4	38
Intelsat Inflight LLC (a)	3	31
Iridium Communications Inc.	8	225
John Wiley & Sons, Inc. - Class A	4	144
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	66
Liberty Broadband Corporation - Series C (a)	5	269
Liberty Latin America Ltd. - Class A (a)	2	21
Liberty Latin America Ltd. - Class C (a)	13	121
Liberty Media Corporation - Series A (a)	1	58
Liberty Media Corporation - Series A (a)	1	52
Liberty Media Corporation - Series A (a)	5	119
Liberty Media Corporation - Series C (a)	3	105
Liberty Media Corporation - Series C (a)	10	217
Liberty Media Corporation - Series C (a)	9	624
Lions Gate Entertainment Corp. - Class A (a)	5	43
Lions Gate Entertainment Corp. - Class B (a)	16	134
Live Nation Entertainment, Inc. (a)	7	635
Lumen Technologies Inc. (a) (b)	33	36
Magnite, Inc. (a)	7	96
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	220
Meta Platforms, Inc. - Class A	48	23,975
Netflix, Inc. (a)	6	4,254
News Corporation - Class A	17	468
News Corporation - Class B	8	214
Nexstar Media Group, Inc. - Class A	4	716
Omnicom Group Inc.	12	1,070
Paramount Global - Class A	1	18
Paramount Global - Class B	25	258
Pinterest, Inc. - Class A (a)	9	406
PubMatic, Inc. - Class A (a)	3	59
QuinStreet, Inc. (a)	2	39
Reading International, Inc. - Class A (a)	2	3
Roblox Corporation - Class A (a)	3	114
Roku Inc. - Class A (a)	5	284
Scholastic Corporation	3	124
Shenandoah Telecommunications Company	3	45
Shutterstock, Inc.	2	94
Sinclair, Inc. - Class A	4	53
Sirius XM Holdings Inc. (b)	36	101
Snap Inc. - Class A (a)	18	303
Sphere Entertainment Co. (a) (e)	2	76
Sphere Entertainment Co. - Class A (a)	2	78
Sphere Entertainment Co. - Class A (a)	—	72
Spok Holdings, Inc.	2	31
Spotify Technology S.A. (a)	1	347
Take-Two Interactive Software, Inc. (a)	6	859
TechTarget, Inc. (a)	1	43
TEGNA Inc.	13	179
Telephone and Data Systems, Inc.	9	194
The E.W. Scripps Company - Class A (a)	8	24
The Interpublic Group of Companies, Inc.	25	721
The Marcus Corporation	3	39
The New York Times Company - Class A	12	599
The Trade Desk, Inc. - Class A (a)	5	525
Thryv Holdings, Inc. (a)	3	46
TKO Group Holdings Inc. - Class A	3	270
T-Mobile US, Inc.	15	2,603
Townsquare Media, Inc. - Class A	2	18
Travelzoo (a)	1	8
TripAdvisor, Inc. (a)	7	121
Truecar, Inc. (a)	12	38
United States Cellular Corporation (a)	2	132
Verizon Communications Inc.	199	8,222
Walt Disney Company, The	40	3,943
Warner Bros. Discovery, Inc. - Series A (a)	78	579
Warner Music Group Corp. - Class A	5	143
WideOpenWest, Inc. (a)	3	15
Yelp Inc. (a)	5	178
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	4	193
ZoomInfo Technologies Inc. - Class A (a)	5	57
		111,057
Consumer Staples 5.9%
Albertsons Companies, Inc. - Class A	19	377
Alico, Inc.	1	21
Altria Group, Inc.	37	1,678
Archer-Daniels-Midland Company	3	167
B&G Foods, Inc.	7	59
Bellring Intermediate Holdings, Inc. (a)	7	421
BJ's Wholesale Club Holdings, Inc. (a)	10	905
Boston Beer Company, Inc., The - Class A (a)	1	169
Brown-Forman Corporation - Class A	3	139
Brown-Forman Corporation - Class B	9	389

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bunge Limited	6	632
Calavo Growers, Inc.	2	38
Cal-Maine Foods, Inc.	5	276
Campbell Soup Company	15	664
Casey's General Stores, Inc.	3	1,024
Celsius Holdings, Inc. (a)	4	247
Central Garden & Pet Company (a)	1	44
Central Garden & Pet Company - Class A (a)	5	177
Church & Dwight Co., Inc.	7	686
Coca-Cola Company, The	91	5,806
Coca-Cola Consolidated, Inc.	1	821
Colgate-Palmolive Company	16	1,542
Conagra Brands, Inc.	18	502
Constellation Brands, Inc. - Class A	5	1,269
Costco Wholesale Corporation	9	7,477
Coty Inc. - Class A (a)	55	546
Darling Ingredients Inc. (a)	10	381
Del Monte Fresh Produce Company	5	119
Dollar General Corporation	9	1,198
Dollar Tree, Inc. (a)	7	771
e.l.f. Beauty, Inc. (a)	2	494
Edgewell Personal Care Colombia S A S	4	150
Energizer Holdings, Inc.	4	111
Farmer Bros. Co. (a)	2	4
Flowers Foods, Inc.	13	295
Freshpet, Inc. (a)	2	233
General Mills, Inc.	16	992
Grocery Outlet Holding Corp. (a)	6	138
Hain Celestial Group, Inc., The (a)	6	43
Herbalife Nutrition Ltd. (a)	8	86
Hormel Foods Corporation	16	479
Ingles Markets, Incorporated - Class A	2	126
Ingredion Incorporated	5	562
Inter Parfums, Inc.	2	258
J&J Snack Foods Corp.	1	217
John B. Sanfilippo & Son, Inc.	1	84
Kellanova	16	916
Kenvue Inc.	65	1,186
Keurig Dr Pepper Inc.	22	734
Kimberly-Clark Corporation	9	1,299
Kraft Foods Group, Inc.	18	588
Lamb Weston Holdings, Inc.	5	459
Lancaster Colony Corporation	1	259
Limoneira Company	1	22
McCormick & Company, Incorporated	7	470
McCormick & Company, Incorporated	1	42
Medifast, Inc.	1	11
MGPI Processing, Inc.	2	140
Mission Produce, Inc. (a)	3	33
Molson Coors Beverage Company - Class B	8	397
Mondelez International, Inc. - Class A	25	1,618
Monster Beverage 1990 Corporation (a)	12	582
National Beverage Corp. (a)	4	225
Natural Grocers By Vitamin Cottage, Inc.	2	45
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	11
Nu Skin Enterprises, Inc. - Class A	5	50
Oil-Dri Corporation of America	—	26
PepsiCo, Inc.	42	6,997
Performance Food Group Company (a)	9	600
Philip Morris International Inc.	31	3,169
Pilgrim's Pride Corporation (a)	7	251
Post Holdings, Inc. (a)	4	422
PriceSmart, Inc.	2	186
Procter & Gamble Company, The	55	9,030
Reynolds Consumer Products Inc.	10	266
Seaboard Corporation	—	114
Seneca Foods Corporation - Class A (a)	1	39
Simply Good Foods Company, The (a)	7	247
Spartannash Company	6	104
Spectrum Brands Holdings, Inc.	3	250
Sprouts Farmers Market, Inc. (a)	8	672
Sysco Corporation	15	1,038
Target Corporation	14	2,037
The Andersons, Inc.	3	161
The Chefs' Warehouse, Inc. (a)	3	99
The Clorox Company	3	446
The Duckhorn Portfolio Inc. (a)	3	23
The Estee Lauder Companies Inc. - Class A	3	340
The Hershey Company	4	774
The Honest Company, Inc. (a)	13	37
The J. M. Smucker Company	4	446
The Kroger Co.	54	2,697
Tootsie Roll Industries, Inc.	4	110
Treehouse Foods, Inc. (a)	5	178
Turning Point Brands, Inc.	2	61
Tyson Foods, Inc. - Class A	11	601
United Natural Foods, Inc. (a)	6	76
Universal Corporation	3	130
US Foods Holding Corp. (a)	16	826
USANA Health Sciences, Inc. (a)	2	83
Vector Group Ltd.	11	116
Village Super Market, Inc. - Class A	1	26
Vital Farms, Inc. (a)	3	119
Walgreens Boots Alliance, Inc.	25	306
Walmart Inc.	103	6,941
WD-40 Company	1	145
Weis Markets, Inc.	2	127
WK Kellogg Co	4	65
		82,286
Energy 5.7%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	30	438
Antero Resources Corporation (a)	22	718
Apa Corp.	16	479
Archrock, Inc.	13	270
Ardmore Shipping Services (Ireland) Limited	4	97
Baker Hughes Company - Class A	35	1,238
Berry Corporation (Bry)	5	35
Bristow Holdings U.S. Inc. (a)	1	18
Cactus, Inc. - Class A	4	203
California Resources Corporation	5	244
Centrus Energy Corp. - Class A (a)	1	47
ChampionX Corporation	15	503
Cheniere Energy, Inc.	8	1,483
Chesapeake Energy Corporation	12	947
Chevron Corporation	54	8,451
Chord Energy Corporation	3	508
Civitas Resources, Inc.	2	115
Clean Energy Fuels Corp. (a)	22	60
CNX Resources Corporation (a)	15	355
Comstock Resources, Inc. (b)	27	280
ConocoPhillips	36	4,130
CONSOL Energy Inc.	4	358
Core Laboratories LP (b)	4	82
Coterra Energy Inc.	46	1,240
CVR Energy, Inc.	9	233
Delek US Holdings, Inc.	8	210
Devon Energy Corporation	42	1,979
DHT Holdings, Inc.	12	144
Diamond Offshore Drilling, Inc. (a)	4	56
Diamondback Energy, Inc.	11	2,237
DMC Global Inc. (a)	2	32
Dorian LPG Ltd.	3	123
Dril-Quip, Inc. (a)	4	76
DT Midstream, Inc.	7	480
Enlink Midstream, LLC	37	503
EOG Resources, Inc.	19	2,330
EQT Corporation	15	564
Equitrans Midstream Corporation	38	497
Evolution Petroleum Corporation	3	14
Expro Group Holdings N.V. (a)	4	83
Exxon Mobil Corporation	126	14,552
Forum Energy Technologies, Inc. (a)	1	9
FutureFuel Corp.	4	19
Geospace Technologies Corporation (a)	1	6
Green Plains Inc. (a)	4	63
Gulf Island Fabrication, Inc. (a)	1	5
Gulfport Energy Operating Corporation (a)	1	136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Hallador Energy Company (a)	3	24
Halliburton Company	42	1,421
Helix Energy Solutions Group, Inc. (a)	22	259
Helmerich & Payne, Inc.	8	296
Hess Corporation	12	1,773
HF Sinclair Corporation	17	898
International Seaways, Inc.	3	186
Kinder Morgan, Inc.	54	1,064
Kinetik Holdings Inc. - Class A	2	78
Kosmos Energy Ltd. (a)	42	230
Liberty Energy Inc. - Class A	17	346
Magnolia Oil & Gas Corporation - Class A	15	391
Mammoth Energy Services, Inc. (a)	2	8
Marathon Oil Corporation	37	1,048
Marathon Petroleum Corporation	14	2,493
Matador Resources Company	10	577
Murphy Oil Corporation	12	495
Nabors Industries Ltd. (a)	1	61
NACCO Industries, Inc. - Class A	—	14
Natural Gas Services Group, Inc. (a)	2	34
New Fortress Energy Inc. - Class A (b)	7	157
Newpark Resources, Inc. (a)	10	86
Noble Corporation PLC	1	58
Nordic American Tankers Limited	31	121
Northern Oil and Gas Incorporated	3	113
NOV Inc.	27	505
Occidental Petroleum Corporation	29	1,811
Oceaneering International, Inc. (a)	9	220
Oil States International, Inc. (a)	6	26
ONEOK, Inc.	13	1,076
Overseas Shipholding Group, Inc. - Class A	5	41
Ovintiv Canada ULC	20	927
Par Pacific Holdings, Inc. (a)	7	178
PBF Energy Inc. - Class A	12	552
Peabody Energy Corporation	12	265
Permian Resources Corporation - Class A	20	322
Phillips 66	14	2,040
Phx Minerals Inc. - Class A	2	5
Propetro Holding Corp. (a)	11	95
Range Resources Corporation	16	547
REX American Resources Corporation (a)	1	23
RPC, Inc.	13	78
Schlumberger Limited	32	1,489
Scorpio Tankers Inc.	5	437
SEACOR Marine Holdings Inc. (a)	2	25
Select Energy Services, Inc. - Class A	12	126
SFL Corporation Ltd.	16	217
SilverBow Resources, Inc. (a)	2	78
SM Energy Company	13	576
Solaris Oilfield Infrastructure, Inc. - Class A	2	17
Southwestern Energy Company (a)	72	483
STR Sub Inc. - Class A	3	62
Talos Energy Inc. (a)	7	90
Targa Resources Corp.	9	1,159
TechnipFMC PLC	27	714
Teekay Shipping (Canada) Ltd. (a)	7	66
Teekay Tankers Ltd. - Class A	2	120
TETRA Technologies, Inc. (a)	8	27
Texas Pacific Land Corporation	1	606
Tidewater Inc. (a)	3	284
Transocean Ltd. (a) (c)	35	189
U.S. Silica Holdings, Inc. (a)	12	189
Valaris Limited (a)	2	133
Valero Energy Corporation	19	2,963
Vital Energy, Inc. (a)	1	58
Vitesse Energy, Inc.	2	50
W&T Offshore, Inc.	16	33
Weatherford International Public Limited Company (a)	5	650
Williams Companies, Inc., The	41	1,725
World Kinect Corporation	5	134
		80,299
Materials 3.7%
AdvanSix Inc.	4	99
Air Products and Chemicals, Inc.	4	1,111
Albemarle Corporation	4	356
Alcoa Corporation	13	503
Alpha Metallurgical Resources, Inc.	1	356
Alto Ingredients, Inc. (a)	10	14
Amcor Pty Ltd	73	715
American Vanguard Corporation	4	31
Ampco-Pittsburgh Corporation (a)	1	1
AptarGroup, Inc.	5	635
Arcadium Lithium PLC (a)	16	54
Arch Resources, Inc. - Class A	2	293
Ardagh Metal Packaging S.A.	7	24
Ashland Inc.	3	296
ATI Inc. (a)	8	432
Avery Dennison Corporation	4	854
Avient Corporation	7	297
Axalta Coating Systems Ltd. (a)	20	677
Balchem Corporation	2	307
Ball Corporation	13	755
Berry Global Group, Inc.	12	687
Cabot Corporation	4	375
Carpenter Technology Corporation	5	559
Celanese Corporation - Class A	4	513
Century Aluminum Company (a)	8	142
CF Industries Holdings, Inc.	11	838
Clearwater Paper Corporation (a)	2	96
Cleveland-Cliffs Inc. (a)	35	542
Coeur Mining, Inc. (a)	17	97
Commercial Metals Company	10	529
Compass Minerals International, Inc.	3	34
Core Molding Technologies, Inc. (a)	1	13
Corteva, Inc.	17	912
Crown Holdings, Inc.	9	635
Dow Inc.	28	1,506
DuPont de Nemours, Inc.	13	1,076
Eagle Materials Inc.	3	724
Eastman Chemical Company	7	647
Ecolab Inc.	4	942
Ecovyst Inc. (a)	4	37
Element Solutions Inc.	17	463
Ferroglobe PLC	13	71
FMC Corporation	4	227
Fortitude Gold Corporation	1	5
Freeport-McMoRan Inc.	32	1,552
Glatfelter Corporation (a)	4	6
Graphic Packaging Holding Company	29	756
Greif, Inc. - Class A	3	179
Greif, Inc. - Class B	1	65
H.B. Fuller Company	4	320
Hawkins, Inc.	2	176
Haynes International, Inc.	2	90
Hecla Mining Company	43	209
Huntsman Corporation	16	369
Ingevity Corporation (a)	4	171
Innospec Inc.	2	267
International Flavors & Fragrances Inc.	8	792
International Paper Company	15	649
Intrepid Potash, Inc. (a)	2	48
Kaiser Aluminum Corporation	1	97
Knife River Corporation (a)	4	275
Koppers Holdings Inc.	2	86
Kronos Worldwide, Inc.	9	113
Legacy Vulcan Corp.	4	1,067
Linde Public Limited Company	9	3,982
Louisiana-Pacific Corporation (W VA)	5	414
LSB Industries, Inc. (a)	4	29
LyondellBasell Industries N.V. - Class A	17	1,670
Martin Marietta Materials, Inc.	2	1,235
Materion Corporation	2	172
MATIV Holdings, Inc.	5	86
Mercer International Inc.	11	94
Metallus Inc. (a)	5	91
Minerals Technologies Inc.	3	267
Mosaic Company, The	15	444
MP Materials Corp. - Class A (a)	6	75
Myers Industries, Inc.	3	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
NewMarket Corporation	1	300
Newmont Corporation	26	1,106
Nucor Corporation	12	1,918
O-I Glass, Inc. (a)	14	157
Olin Corporation	13	591
Olympic Steel, Inc.	1	47
Orion Engineered Carbons Finance & Co. S.C.A.	3	70
Packaging Corporation of America	6	1,123
PPG Industries, Inc.	7	918
Quaker Chemical Corporation	1	172
Radius Recycling, Inc. - Class A	3	41
Ramaco Resources, Inc. - Class A	5	62
Ramaco Resources, Inc. - Class B	1	11
Ranpak Holdings Corp - Class A (a)	3	18
Rayonier Advanced Materials Inc. (a)	11	62
Reliance, Inc.	3	720
Reynolds Group Holdings Limited	2	28
Royal Gold, Inc.	2	301
RPM International Inc.	5	537
Ryerson Holding Corporation	3	51
Sealed Air Corporation	7	248
Sensient Technologies Corporation	3	245
Silgan Holdings Inc.	3	148
Sonoco Products Company	8	396
Southern Copper Corporation	4	457
Steel Dynamics, Inc.	8	1,063
Stepan Company	2	190
Summit Materials, Inc. - Class A (a)	10	359
SunCoke Energy, Inc.	8	78
Sylvamo Corporation	3	180
The Chemours Company	8	183
The Sherwin-Williams Company	7	1,981
Tredegar Corporation	3	13
TriMas Corporation	5	117
Tronox Holdings PLC	10	158
United States Lime & Minerals, Inc.	—	182
United States Steel Corporation	18	696
Universal Stainless & Alloy Products, Inc. (a)	1	19
Warrior Met Coal, Inc.	4	281
Westlake Corporation	3	431
WestRock Company	11	558
Worthington Steel, Inc.	4	130
		51,718
Utilities 2.2%
ALLETE, Inc.	3	212
Alliant Energy Corporation	7	375
Ameren Corporation	6	413
American Electric Power Company, Inc.	9	831
American States Water Company	2	132
American Water Works Company, Inc.	3	432
Artesian Resources Corporation - Class A	1	33
Atmos Energy Corporation	5	537
AVANGRID, Inc.	2	77
Avista Corporation	3	113
Black Hills Corporation	3	182
Brookfield Renewable Corporation - Class A	9	254
California Water Service Group	3	149
CenterPoint Energy, Inc.	16	496
Chesapeake Utilities Corporation	1	93
Clearway Energy, Inc. - Class A	4	82
Clearway Energy, Inc. - Class C	6	154
CMS Energy Corporation	10	596
Consolidated Edison, Inc.	9	781
Consolidated Water Co. Ltd.	2	49
Constellation Energy Group, Inc.	8	1,509
Dominion Energy, Inc.	15	738
DTE Energy Company	5	596
Duke Energy Corporation	15	1,484
Edison International	11	761
Entergy Corporation	6	596
Essential Utilities, Inc.	10	377
Evergy, Inc.	7	368
Eversource Energy	10	551
Exelon Corporation	20	691
FirstEnergy Corp.	15	579
Genie Energy Ltd. - Class B	2	29
Hawaiian Electric Industries, Inc.	6	54
IDACORP, Inc.	3	263
MGE Energy, Inc.	3	196
Middlesex Water Company	2	81
National Fuel Gas Company	5	269
New Jersey Resources Corporation	8	357
NextEra Energy, Inc.	35	2,500
NiSource Inc.	15	434
Northwest Natural Holding Company	2	76
NorthWestern Corporation	4	177
NRG Energy, Inc.	19	1,468
OGE Energy Corp.	10	361
One Gas, Inc.	4	233
Ormat Technologies, Inc.	3	218
Otter Tail Corporation	2	196
PG&E Corporation	50	872
Pinnacle West Capital Corporation	6	482
PNM Resources, Inc.	4	159
Portland General Electric Company	5	232
PPL Corporation	19	520
Public Service Enterprise Group Incorporated	13	960
Sempra	12	930
SJW Group	2	97
Southwest Gas Holdings, Inc.	4	264
Spire Inc.	3	190
Sunnova Energy International Inc. (a) (b)	6	33
The AES Corporation	20	357
The Southern Company	22	1,736
The York Water Company	1	54
UGI Corporation	9	215
Unitil Corporation	1	72
Vistra Corp.	20	1,720
WEC Energy Group Inc.	8	660
XCEL Energy Inc.	15	776
		31,482
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	10	899
CoStar Group, Inc. (a)	8	596
Cushman & Wakefield PLC (a)	17	174
Douglas Elliman Inc. (a)	6	7
Dwight A. Walker Real Estate, Inc. - Class A	3	24
eXp World Holdings, Inc. (b)	2	25
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	2	65
Howard Hughes Holdings Inc. (a)	3	208
Jones Lang LaSalle Incorporated (a)	3	656
Kennedy-Wilson Holdings, Inc.	13	129
Marcus & Millichap Company	2	76
Newmark Group, Inc. - Class A	16	163
Open Doors Technology Inc. - Class A (a)	60	110
Rafael Holdings, Inc. - Class B (a)	1	2
Realogy Holdings Corp. (a)	13	43
Stratus Properties Inc. (a)	—	11
Tejon Ranch Co. (a)	3	53
The Rmr Group Inc. - Class A	2	43
The St. Joe Company	5	267
Zillow Group, Inc. - Class A (a)	2	102
Zillow Group, Inc. - Class C (a)	6	279
		3,962
Total Common Stocks (cost $810,633)		1,400,255
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Albireo Pharma, Inc. (a) (d)	2	13
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	6
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	12
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (f) (g)	2,645	2,645
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (f) (g)	736	736
Total Short Term Investments (cost $3,381)		3,381
Total Investments 100.0% (cost $814,014)		1,403,669
Other Assets and Liabilities, Net 0.0%		498
Total Net Assets 100.0%		1,404,167

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,397	59,629	60,381	64	—	—	2,645	0.2
JNL Government Money Market Fund, 5.31% - Class SL	746	6,139	6,149	19	—	—	736	—
	4,143	65,768	66,530	83	—	—	3,381	0.2

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	12	—
TE Connectivity Ltd.	11/29/16	625	1,091	0.1
Transocean Ltd.	07/07/15	415	189	—
		1,059	1,292	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,400,248	—	7	1,400,255
Rights	—	—	33	33
Short Term Investments	3,381	—	—	3,381
	1,403,629	—	40	1,403,669

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 20.1%
AAON, Inc.	14	1,235
AAR Corp. (a)	7	493
ABM Industries Incorporated	13	667
ACCO Brands Corporation	26	121
Acme United Corporation	1	25
Acuity Brands, Inc.	5	1,269
ACV Auctions Inc. - Class A (a)	25	448
AeroVironment, Inc. (a)	5	884
AGCO Corporation	1	130
Air Lease Corporation - Class A	20	966
Air Transport Services Group, Inc. (a)	13	176
Alamo Group Inc.	3	481
Alaska Air Group, Inc. (a)	21	849
Albany International Corp. - Class A	6	485
Alight, Inc. - Class A (a)	79	585
Allegiant Travel Company	3	168
Allient Inc.	4	92
Allison Systems, Inc.	15	1,151
Alta Equipment Group Inc. - Class A	8	61
Ameresco, Inc. - Class A (a)	6	159
American Airlines Group Inc. (a)	58	656
American Superconductor Corporation (a)	8	196
American Woodmark Corporation (a)	4	296
APi Group Corp (a)	24	886
Apogee Enterprises, Inc.	5	288
Applied Industrial Technologies, Inc.	7	1,295
ARC Document Solutions, Inc.	8	21
Arcbest Corporation	4	468
Archer Aviation Inc. - Class A (a) (b)	9	33
Arcosa, Inc.	9	742
Argan, Inc.	3	246
Aris Water Solutions, Inc. - Class A	5	82
Armstrong World Industries, Inc.	7	839
Array Tech, Inc. (a)	19	196
Astec Industries, Inc.	5	145
Astronics Corporation (a)	7	147
Astronics Corporation - Class B (a)	—	3
Asure Software, Inc. (a)	6	53
Atkore Inc.	7	920
Avis Budget Group, Inc.	5	487
AZZ Inc.	5	388
Barnes Group Inc.	10	403
Barrett Business Services, Inc.	6	201
Beacon Roofing Supply, Inc. (a)	12	1,074
BGSF, Inc.	2	14
Blade Urban Air Mobility, Inc. - Class A (a)	17	61
Blue Bird Global Corporation (a)	4	235
BlueLinx Holdings Inc. (a)	2	202
Boise Cascade Company	7	842
Bowman Consulting Group Ltd. (a)	3	89
Brady Corporation - Class A	8	509
BrightView Holdings, Inc. (a)	16	219
Brink's Company, The	7	730
Broadwind Inc. (a)	2	6
BWXT Government Group, Inc.	10	920
Byrna Technologies Inc. (a)	1	13
C.H. Robinson Worldwide, Inc.	1	126
Caci International Inc. - Class A (a)	1	552
Cadeler A/S - ADR (a)	5	116
Cadre Holdings, Inc.	5	178
Casella Waste Systems, Inc. - Class A (a)	8	759
CBIZ, Inc. (a)	9	638
CECO Environmental Corp. (a)	8	233
Chart Industries, Inc. (a)	5	679
Cimpress Public Limited Company (a)	6	496
Civeo Corporation	3	71
Clarivate PLC (a)	92	525
Clean Harbors, Inc. (a)	2	444
Columbus McKinnon Corporation	5	188
Comfort Systems USA, Inc.	3	794
Commercial Vehicle Group, Inc. (a)	9	45
Concentrix Corporation	5	285
Concrete Pumping Holdings, Inc. (a)	12	70
Conduent Incorporated (a)	50	162
Construction Partners, Inc. - Class A (a)	7	408
Copa Holdings, S.A. - Class A	5	479
Core & Main, Inc. - Class A (a)	8	412
Costamare Inc.	19	304
Covenant Logistics Group, Inc. - Class A	3	145
CRA International, Inc.	2	267
Crane Company	7	1,085
CSG Systems International, Inc.	5	213
CSW Industrials, Inc.	3	704
Curtiss-Wright Corporation	1	288
Custom Truck One Source, Inc. (a)	12	54
Dayforce, Inc. (a)	6	303
Deluxe Corporation	10	218
Distribution Solutions Group, Inc. (a)	6	185
DLH Holdings Corp. (a)	1	7
DNOW Inc. (a)	20	268
Donaldson Company, Inc.	2	124
Douglas Dynamics, Inc.	6	131
Driven Brands Holdings Inc. (a)	16	204
Ducommun Incorporated (a)	3	198
Dun & Bradstreet Holdings, Inc.	65	604
DXP Enterprises, Inc. (a)	4	203
Dycom Industries, Inc. (a)	5	815
Eastern Company The	1	32
Elance, Inc. (a)	21	228
Encore Wire Corporation	1	220
Energy Recovery, Inc. (a)	8	108
Enerpac Tool Group Corp. - Class A	9	339
EnerSys	7	730
Ennis, Inc.	5	119
Enpro Inc.	4	555
Enviri Corporation (a)	18	152
ESAB Corporation	9	840
ESCO Technologies Inc.	4	442
EVI Industries, Inc.	4	67
ExlService Holdings, Inc. (a)	27	852
Exponent, Inc.	8	764
Federal Signal Corporation	10	826
First Advantage Corporation	16	260
Flowserve Corporation	22	1,057
Fluence Energy, Inc. - Class A (a)	11	193
Fluor Corporation (a)	26	1,130
Forrester Research, Inc. (a)	5	82
Fortune Brands Innovations, Inc.	3	227
Forward Air Corporation	3	55
Franklin Covey Co. (a)	3	127
Franklin Electric Co., Inc.	8	791
Frontier Group Holdings, Inc. (a) (b)	11	55
FTAI Infrastructure Inc.	19	165
FTI Consulting, Inc. (a)	5	1,003
FuelCell Energy, Inc. (a) (b)	63	40
Gates Industrial Corporation PLC (a)	43	683
GATX Corporation	6	811
Genco Shipping & Trading Limited	10	214
Generac Holdings Inc. (a)	6	737
Genpact Limited	21	670
Gibraltar Industries, Inc. (a)	5	376
Global Industrial Company	6	191
GMS Inc. (a)	7	548
Gorman- Rupp Company, The	6	222
GrafTech International Ltd.	43	42
Graham Corporation (a)	2	65
Granite Construction Incorporated	8	483
Great Lakes Dredge & Dock Corporation (a)	17	150
Greenpower Motor Company Inc. (a) (b)	4	4
Griffon Corporation	10	610
GXO Logistics Inc. (a)	18	912
H&E Equipment Services, Inc.	6	244
Hawaiian Holdings, Inc. (a)	11	140
Hayward Holdings, Inc. (a)	34	416
Healthcare Services Group, Inc. (a)	14	149
Heartland Express, Inc.	12	151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Heidrick & Struggles International, Inc.	5	160
Helios Technologies, Inc.	5	259
Herc Holdings Inc.	5	638
Hertz Global Holdings, Inc. (a)	52	184
Hexcel Corporation	10	635
Hillenbrand, Inc.	12	485
Hillman Solutions Corp. - Class A (a)	7	58
HireQuest, Inc.	1	7
HNI Corporation	8	369
Hub Group, Inc. - Class A	11	483
Hudson Global, Inc. (a)	—	8
Hudson Technologies, Inc. (a)	10	90
Hurco Companies, Inc.	2	24
Huron Consulting Group Inc. (a)	3	311
Hyster-Yale, Inc. - Class A	3	204
IBEX Limited (a)	4	69
ICF International, Inc.	3	464
IES Holdings, Inc. (a)	5	715
Innodata Inc. (a) (b)	6	86
Innovative Solutions and Support, Inc. (a)	4	24
Insperity, Inc.	5	480
Insteel Industries, Inc.	5	143
Interface, Inc. - Class A	14	207
ITT Inc.	—	59
Janus International Group, Inc. (a)	22	273
JELD-WEN Holding, Inc. (a)	15	203
JetBlue Airways Corporation (a)	65	399
John Bean Technologies Corporation	6	525
Kadant Inc.	2	590
Karat Packaging Inc.	4	110
KBR, Inc.	6	393
Kelly Services, Inc. - Class A	7	146
Kennametal Inc.	14	328
Kforce Inc.	3	186
Kirby Corporation (a)	10	1,156
Knight-Swift Transportation Holdings Inc. - Class A	19	929
Korn Ferry	9	606
Kratos Defense & Security Solutions, Inc. (a)	22	445
L. B. Foster Company (a)	2	50
Landstar System, Inc.	4	672
LegalZoom.com, Inc. (a)	24	205
Leonardo DRS, Inc. (a)	13	338
Limbach Holdings, Inc. (a)	3	155
Lindsay Corporation	2	208
Liquidity Services, Inc. (a)	8	161
LSI Industries Inc.	8	114
Luxfer Holdings PLC	6	74
Manitex International, Inc. (a)	4	18
ManpowerGroup Inc.	8	568
Marten Transport, Ltd.	13	246
MasTec, Inc. (a)	7	745
Mastech Digital, Inc. (a)	3	20
Masterbrand, Inc. (a)	22	318
Matrix Service Company (a)	6	62
Matson Intermodal - Paragon, Inc.	7	874
Matthews International Corporation - Class A	7	165
Maximus, Inc.	10	868
Mayville Engineering Company, Inc. (a)	4	64
McGrath RentCorp	4	375
MDU Resources Group, Inc.	32	809
Mercury Systems, Inc. (a)	10	277
Miller Industries, Inc.	3	167
Millerknoll, Inc.	12	310
Mine Safety Appliances Company, LLC	6	1,197
Mistras Group, Inc. (a)	7	60
Monocle Acquisition Corporation (a)	11	74
Montrose Environmental Group, Inc. (a)	5	234
Moog Inc. - Class A	5	812
MRC Global Inc. (a)	19	244
MSC Industrial Direct Co., Inc. - Class A	8	611
Mueller Industries, Inc.	20	1,116
Mueller Water Products, Inc. - Class A	25	456
MYR Group Inc. (a)	3	378
National Presto Industries, Inc.	2	118
Nextracker LLC - Class A (a)	10	479
NN, Inc. (a)	11	34
Northwest Pipe Company (a)	3	91
NV5 Global, Inc. (a)	3	245
Omega Flex, Inc.	2	95
Openlane, Inc. (a)	18	306
Orion Group Holdings, Inc. (a)	6	58
Oshkosh Corporation	11	1,186
P.A.M. Transportation Services, Inc. (a)	4	75
Pangaea Logistics Solutions Ltd.	8	63
Park Aerospace Technologies Corp.	6	86
Park-Ohio Holdings Corp.	3	82
Parsons Corporation (a)	8	666
Paycor HCM, Inc. (a)	26	335
Paylocity Holding Corporation (a)	4	556
Perma-Fix Environmental Services, Inc. (a)	3	33
Planet Labs Inc. - Class A (a)	31	58
Plug Power Inc. (a) (b)	3	7
Powell Industries, Inc.	3	433
Preformed Line Products Company	1	162
Primoris Services Corporation	11	541
Proto Labs, Inc. (a)	6	181
Quad/Graphics, Inc. - Class A	8	46
Quanex Building Products Corporation	7	196
Quest Resource Holding Corporation (a)	1	13
Radiant Logistics, Inc. (a)	12	67
RBC Bearings Incorporated (a)	2	512
RCM Technologies, Inc. (a)	2	40
Resideo Technologies, Inc. (a)	25	483
Resources Connection, Inc.	9	102
REV Group, Inc.	14	338
Robert Half Inc.	3	221
Rocket Lab USA, Inc. - Class A (a)	40	190
Rush Enterprises, Inc. - Class A	11	464
Rush Enterprises, Inc. - Class B	3	133
RXO Inc (a)	16	412
Ryder System, Inc.	7	918
Schneider National, Inc. - Class B	16	392
Science Applications International Corporation	9	1,017
Sensata Technologies Holding PLC	17	619
Shoals Technologies Group, Inc. - Class A (a)	20	125
Shyft Group, Inc.	8	91
Simpson Manufacturing Co., Inc.	7	1,126
SiteOne Landscape Supply, Inc. (a)	3	406
SkyWest, Inc. (a)	10	849
Spirit Airlines, Inc. (b)	18	67
SPX Technologies, Inc. (a)	8	1,084
Standex International Corporation	2	314
Steelcase Inc. - Class A	19	245
Stericycle, Inc. (a)	16	919
Sterling Check Corp. (a)	14	209
Sterling Infrastructure, Inc. (a)	8	901
Stratasys, Inc. (a)	7	62
Sun Country Airlines Holdings, Inc. (a)	10	132
SunPower Corporation (a) (b)	13	39
Sunrun Inc. (a)	37	441
Taskus, Inc. - Class A (a)	3	44
Tecnoglass Inc.	8	389
Tennant Company	3	301
Terex Corporation	11	588
Tetra Tech, Inc.	—	48
The AZEK Company Inc. - Class A (a)	24	1,016
The Greenbrier Companies, Inc.	7	360
The Manitowoc Company, Inc. (a)	8	91
The Middleby Corporation (a)	5	645
The Timken Company	12	949
Thermon Group Holdings, Inc. (a)	8	240
Titan International, Inc. (a)	14	107
Titan Machinery Inc. (a)	6	92
Toro Company, The	4	384
Transcat, Inc. (a)	2	224
Trex Company, Inc. (a)	4	317
Trinet Group, Inc.	8	801
Trinity Industries, Inc.	14	423
Triumph Group, Inc. (a)	14	210
TrueBlue, Inc. (a)	9	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
TTEC Holdings, Inc.	8	48
Tutor Perini Corporation (a)	14	307
Twin Disc, Incorporated	3	35
UFP Industries, Inc.	11	1,237
Ultralife Corporation (a)	3	28
Unifirst Corporation	3	446
Universal Logistics Holdings, Inc.	6	227
V2X, Inc. (a)	4	195
Valmont Industries, Inc.	3	931
Vestis Corporation	2	26
Viad Corp (a)	4	151
Vicor Corporation (a)	5	165
Virco Mfg. Corporation	4	53
VirTra, Inc. (a)	1	12
Vm Consolidated, Inc. - Class A (a)	22	597
VSE Corporation	3	306
Wabash National Corporation	9	190
Watts Water Technologies, Inc. - Class A	5	852
Werner Enterprises, Inc.	11	410
WESCO International, Inc.	2	381
Willdan Group, Inc. (a)	3	100
Willis Lease Finance Corporation	1	63
WillScot Mobile Mini Holdings Corp. - Class A (a)	12	433
Woodward, Inc.	2	290
Xometry, Inc. - Class A (a) (b)	6	72
XPO, Inc. (a)	12	1,298
Zurn Elkay Water Solutions Corporation	16	464
		118,802
Financials 18.9%
1st Security Bank of Washington	2	79
1st Source Corporation	5	243
Acacia Research Corporation (a)	12	61
ACNB Corporation	2	69
Affiliated Managers Group, Inc.	6	986
Alerus Financial Corporation	4	82
Amalgamated Financial Corp.	7	193
A-Mark Precious Metals, Inc.	6	204
Ambac Financial Group, Inc. (a)	10	134
Amerant Bancorp Inc. - Class A	8	174
Ameris Bancorp	13	658
Amerisafe, Inc.	4	187
Ames National Corporation	2	49
Arrow Financial Corporation	4	114
Artisan Partners Asset Management Inc. - Class A	12	492
AssetMark Financial Holdings, Inc. (a)	11	397
Associated Banc-Corp	26	552
Associated Capital Group Inc. - Class A	1	21
Assurant, Inc.	1	148
Assured Guaranty Ltd.	11	821
Atlantic Union Bank	17	570
Atlanticus Holdings Corporation (a)	4	100
Avidxchange Holdings, Inc. (a)	31	374
AXIS Capital Holdings Limited	14	1,008
Axos Financial, Inc. (a)	11	627
B. Riley & Co., LLC (b)	4	73
Banc of California, Inc.	18	230
BancFirst Corporation	6	522
Bank First Corporation	—	39
Bank of Hawaii Corporation	7	404
Bank of Marin Bancorp	4	68
Bank of N.T. Butterfield & Son Limited (The)	9	306
Bank OZK	20	838
Bank7 Corp.	—	10
BankFinancial Corporation	3	27
BankUnited, Inc.	13	374
Bankwell Financial Group, Inc.	2	49
Banner Corporation	6	312
Bar Harbor Bankshares	4	103
Baycom Corp	3	62
BCB Bancorp, Inc.	5	52
Berkshire Hills Bancorp, Inc.	8	191
BGC Group, Inc. - Class A	68	566
Blue Foundry Bancorp (a)	6	55
Blue Ridge Bankshares, Inc. (a)	3	9
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	10	933
Bread Financial Payments, Inc.	9	393
Bridge Investment Group Holdings Inc. - Class A	6	42
Bridgewater Bancshares, Inc. (a) (c)	8	90
Brighthouse Financial, Inc. (a)	12	508
Brightsphere Investment Group Inc.	9	196
Brookfield Asset Management Ltd. - Class A	6	214
Brookline Bancorp, Inc.	21	172
BRP Group, Inc. - Class A (a)	10	362
Burke & Herbert Financial Services Corp.	2	96
Business First Bancshares, Inc.	5	115
Byline Bancorp, Inc.	8	199
C&F Financial Corporation	1	34
Cadence Bank	32	897
Cambridge Bancorp	2	114
Camden National Corporation	4	122
Cantaloupe, Inc. (a)	18	122
Capital Bancorp, Inc.	4	76
Capital City Bank Group, Inc.	4	126
Capitol Federal Financial	31	169
Carter Bankshares, Inc. (a)	6	90
Cass Information Systems, Inc.	3	140
Cathay General Bancorp	13	501
Central Pacific Financial Corp.	7	140
Chemung Financial Corporation	1	54
Citizens & Northern Corporation	4	69
City Holding Company	3	274
Civista Bancshares, Inc.	4	63
CNB Financial Corporation	5	108
CNO Financial Group, Inc.	16	437
Coastal Financial Corporation (a)	3	152
Codorus Valley Bancorp, Inc.	2	51
Cohen & Steers, Inc.	8	553
Colony Bankcorp, Inc.	4	48
Columbia Financial, Inc. (a)	17	257
Comerica Incorporated	13	654
Commerce Bancshares, Inc.	20	1,129
Community Financial System, Inc.	10	462
Community Trust Bancorp, Inc.	4	185
Community West Bancshares	4	72
ConnectOne Bancorp, Inc.	9	166
Consumer Portfolio Services, Inc. (a)	6	57
Crawford & Company - Class A	7	64
Crawford & Company - Class B	5	37
Credit Acceptance Corporation (a)	2	989
Crossfirst Bankshares, Inc. (a)	12	164
Cullen/Frost Bankers, Inc.	10	996
Customers Bancorp, Inc. (a)	7	336
CVB Financial Corp.	26	446
Diamond Hill Investment Group, Inc. - Class A	1	92
Dime Community Bancshares, Inc.	8	171
Donegal Group Inc. - Class A	7	89
Donnelley Financial Solutions, Inc. (a)	5	305
Eagle Bancorp Montana, Inc.	1	19
Eagle Bancorp, Inc.	7	126
Eastern Bankshares, Inc.	27	377
eHealth, Inc. (a)	7	30
Employers Holdings, Inc.	6	244
Enact Holdings, Inc.	8	249
Encore Capital Group, Inc. (a)	4	179
Enova International, Inc. (a)	7	407
Enstar Group Limited (a)	3	870
Enterprise Bancorp, Inc.	3	74
Enterprise Financial Services Corp.	7	283
Equity Bancshares, Inc. - Class A	3	123
Esquire Financial Holdings, Inc.	2	97
Essent Group Ltd.	19	1,050
Euronet Worldwide, Inc. (a)	8	796
Evans Bancorp, Inc.	1	41
Evercore Inc. - Class A	7	1,368
EVERTEC, Inc.	11	352
EZCORP, Inc. - Class A (a)	13	135
F&G Annuities & Life, Inc.	1	36
F.N.B. Corporation	61	839

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Farmers & Merchants Bancorp, Inc.	2	49
Farmers National Banc Corp.	8	102
FB Financial Corporation	8	305
Federal Agricultural Mortgage Corporation - Class C	2	314
Federated Hermes, Inc. - Class B	16	520
Financial Institutions, Inc.	4	75
First American Financial Corporation	16	852
First Bancorp	7	235
First Bancorp.	33	601
First Bancshares Inc.	7	183
First Bank of New Jersey	4	46
First Busey Corporation	10	249
First Business Financial Services, Inc.	2	76
First Commonwealth Financial Corporation	19	259
First Community Bancshares, Inc.	4	160
First Community Corporation	1	18
First Financial Bancorp.	17	385
First Financial Bankshares, Inc.	22	644
First Financial Corporation	2	89
First Financial Northwest, Inc.	1	15
First Foundation Inc.	15	100
First Hawaiian, Inc.	22	457
First Horizon Corporation	19	296
First Internet Bancorp	3	73
First Interstate BancSystem, Inc. - Class A	18	495
First Merchants Corporation	11	360
First Mid Bancshares, Inc.	5	153
First of Long Island Corporation, The	5	49
First United Corporation	—	10
First Western Financial, Inc. (a)	3	43
FirstCash, Inc.	8	822
Five Star Bancorp	3	69
Flushing Financial Corporation	7	98
Flywire Corporation (a)	19	309
Fulton Financial Corporation	29	496
Fundamental Global Inc. (a)	2	2
FVCBankcorp, Inc. (a)	1	7
Genworth Financial, Inc. - Class A (a)	82	495
German American Bancorp, Inc.	7	234
Glacier Bancorp, Inc.	20	736
Globe Life Inc.	3	287
GoHealth, Inc. - Class A (a)	1	10
Goosehead Insurance, Inc. - Class A (a)	4	227
Great Southern Bancorp, Inc.	3	161
Green Dot Corporation - Class A (a)	11	105
Greene County Bancorp, MHC	2	81
Greenlight Capital Re, Ltd. - Class A (a)	9	123
Guaranty Bancshares, Inc.	3	93
Hagerty, Inc. - Class A (a)	3	28
Hamilton Lane Incorporated - Class A	6	778
Hancock Whitney Corporation	15	733
Hanmi Financial Corporation	7	125
Hanover Insurance Group Inc, The	6	753
HarborOne Bancorp, Inc.	11	125
HBT Financial, Inc.	6	116
HCI Group, Inc.	2	213
Heartland Financial USA, Inc.	8	347
Hennessy Advisors, Inc. (b)	1	5
Heritage Commerce Corp	15	129
Heritage Financial Corporation	8	152
Heritage Global Solutions, Inc. (a)	6	14
Heritage Insurance Holdings, Inc. (a)	8	54
Hingham Institution For Savings, The	1	96
Home Bancorp, Inc.	2	84
Home BancShares, Inc.	35	841
HomeStreet, Inc.	4	50
Hometrust Bancshares, Inc.	1	34
Hope Bancorp, Inc.	22	239
Horace Mann Educators Corporation	7	235
Horizon Bancorp, Inc.	10	126
Houlihan Lokey, Inc. - Class A	4	478
I3 Verticals, Inc. - Class A (a)	6	135
Independence Holdings, LLC	20	972
Independent Bank Corp.	8	394
Independent Bank Corporation	6	149
Independent Bank Group, Inc.	7	322
International Bancshares Corporation	11	639
International Money Express Inc. (a)	8	168
Invesco Ltd.	29	431
Investar Holding Corporation	2	34
Investors Title Company	—	87
James River Group, Inc.	9	66
Janus Henderson Group PLC	27	908
Jefferies Financial Group Inc.	3	125
Kearny Financial Corp	16	101
Kingstone Companies, Inc. (a)	1	7
Kingsway Financial Services Inc. (a)	2	16
Kinsale Capital Group, Inc.	—	118
Lakeland Financial Corporation	4	267
Lazard, Inc.	4	155
LCNB Corp.	3	38
LendingClub Corporation (a)	15	123
LendingTree, Inc. (a)	3	130
Lincoln National Corporation	9	275
Live Oak Bancshares, Inc.	8	269
Macatawa Bank Corporation	9	128
Maiden Holdings, Ltd. (a)	22	44
Mainstreet Bancshares, Inc.	1	25
MarketAxess Holdings Inc.	4	799
Marqeta, Inc. - Class A (a)	73	400
Mercantile Bank Corporation	4	167
Merchants Bancorp, Inc.	7	303
Mercury General Corporation	10	538
Meridian Bank	4	38
Metrocity Bankshares, Inc.	5	135
Metropolitan Bank Holding Corp. (a)	2	98
MGIC Investment Corporation	43	923
Mid Penn Bancorp, Inc.	4	79
Middlefield Banc Corp. (b)	—	12
Midland States Bancorp, Inc.	5	122
MidWestOne Financial Group, Inc.	4	96
Moelis & Company - Class A	11	605
Moneylion Technologies Inc. - Class A (a)	1	43
Mr. Cooper Group Inc. (a)	11	884
MVB Financial Corp.	3	55
National Bank Holdings Corporation - Class A	6	249
National Bankshares, Inc.	1	27
National Western Life Group, Inc. - Class A	1	422
Navient Corporation	22	320
NBT Bancorp Inc.	8	299
NCR Atleos Corporation (a)	12	313
Nelnet, Inc. - Class A	5	490
Nerdwallet, Inc. - Class A (a)	7	105
New York Community Bancorp, Inc. - Series A (b)	8	25
NI Holdings Inc. (a)	3	49
Nicholas Financial, Inc. (a)	2	12
Nicolet Bankshares, Inc.	3	209
NMI Holdings, Inc. - Class A (a)	15	509
Northeast Bank	2	122
Northeast Community Bancorp, Inc.	3	61
Northfield Bancorp Inc.	11	106
Northrim Bancorp, Inc.	1	78
Northwest Bancshares, Inc.	24	280
Norwood Financial Corp.	2	41
Oak Valley Bancorp.	1	14
OceanFirst Financial Corp.	12	194
OFG Bancorp	9	325
Old National Bancorp	49	840
Old Republic International Corporation	12	358
Old Second Bancorp, Inc.	11	159
Onity Group Inc. (a)	2	42
OP Bancorp	2	24
Open Lending Corporation - Class A (a)	19	106
Oportun Financial Corporation (a)	8	24
Oppenheimer Holdings Inc. - Class A	2	117
Origin Bancorp, Inc.	5	154
Orrstown Financial Services, Inc.	3	81
Oscar Health, Inc. - Class A (a)	32	503
P.C.B. Bancorp, Inc.	3	57
Pacific Premier Bancorp, Inc.	17	399
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Palomar Holdings, Inc. (a)	4	341
Park National Corporation	3	435
Parke Bancorp, Inc.	3	51
Pathward Financial, Inc.	5	257
Paymentus Holdings, Inc. - Class A (a)	4	69
Payoneer Global Inc. (a)	60	331
Paysafe Limited (a)	11	195
Paysign, Inc. (a)	8	35
Peapack-Gladstone Financial Corporation	4	102
Penns Woods Bancorp, Inc.	2	34
PennyMac Financial Services, Inc.	9	849
Peoples Bancorp Inc.	7	214
Peoples Bancorp of North Carolina, Inc.	—	13
Peoples Financial Services Corp.	2	71
Pinnacle Financial Partners, Inc.	13	1,028
Piper Sandler Companies	3	751
PJT Partners Inc. - Class A	4	409
Plumas Bancorp	—	9
Ponce Financial Group, Inc. (a)	5	47
Popular, Inc.	12	1,075
PRA Group, Inc. (a)	7	138
Preferred Bank	3	225
Premier Financial Corporation	8	169
Primerica, Inc.	3	817
Primis Financial Corp.	7	69
Princeton Bancorp, Inc.	1	48
ProAssurance Corporation (a)	13	155
PROG Holdings, Inc.	11	386
Prosperity Bancshares, Inc.	13	818
Provident Bancorp Inc. (a)	2	24
Provident Financial Services, Inc.	25	353
QCR Holdings, Inc.	4	229
Radian Group Inc.	25	792
RBB Bancorp	5	87
Red River Bancshares, Inc.	1	72
Regional Management Corp.	2	63
Remitly Global, Inc. (a)	31	372
Renasant Corporation	10	310
Repay Holdings Corporation - Class A (a)	17	183
Republic Bancorp, Inc. - Class A	4	205
Richmond Mutual Bancorporation, Inc.	3	34
Riverview Bancorp, Inc.	3	11
RLI Corp.	7	1,031
Root LLC - Class A (a)	1	50
S & T Bancorp, Inc.	7	237
Safety Insurance Group, Inc.	3	189
Sandy Spring Bancorp, Inc.	8	196
Seacoast Banking Corporation of Florida	14	328
Security National Financial Corporation - Class A (a)	3	27
Selective Insurance Group, Inc.	10	954
SelectQuote, Inc. (a)	3	7
ServisFirst Bancshares, Inc.	10	631
Shift4 Payments, LLC - Class A (a) (b)	9	670
Shore Bancshares, Inc.	8	97
Sierra BanCorp	4	86
Silvercrest Asset Management Group Inc. - Class A	2	36
Simmons First National Corporation - Class A	23	408
SiriusPoint Ltd. (a)	31	380
SLM Corporation	39	820
Smartfinancial, Inc.	4	99
SoFi Technologies, Inc. (a) (b)	85	560
South Plains Financial, Inc.	3	94
Southern First Bancshares, Inc. (a)	2	63
Southern Missouri Bancorp, Inc.	3	128
Southern States Bancshares, Inc.	2	45
Southside Bancshares, Inc.	6	158
Southstate Corporation	12	903
Stellar Bancorp, Inc.	8	193
StepStone Group Inc. - Class A	8	347
Sterling Bancorp, Inc. (a)	5	24
Stewart Information Services Corporation	5	315
Stifel Financial Corp.	14	1,189
Stock Yards Bancorp, Inc.	5	239
StoneX Group Inc. (a)	5	407
Synovus Financial Corp.	25	996
Territorial Bancorp Inc.	2	16
Texas Capital Bancshares, Inc. (a)	8	508
TFS Financial Corporation	29	369
The Bancorp, Inc. (a)	10	377
The First Bancorp, Inc.	3	66
The Western Union Company	55	674
Third Coast Bancshares, Inc. (a)	1	30
Timberland Bancorp, Inc.	2	61
Tiptree Inc.	10	157
Tompkins Financial Corporation	3	155
TowneBank	13	362
TriCo Bancshares	6	241
Triumph Financial, Inc. (a)	4	344
Trupanion, Inc. (a)	3	100
Trustco Bank Corp N Y	5	138
Trustmark Corporation	11	335
UMB Financial Corporation	9	736
United Bankshares, Inc.	25	799
United Community Banks, Inc.	20	504
United Fire Group, Inc.	6	138
Unity Bancorp, Inc.	3	78
Universal Insurance Holdings, Inc.	8	157
Univest Financial Corporation	7	167
Usio, Inc. (a)	5	7
Valley National Bancorp	87	608
Value Line, Inc.	—	21
Veritex Holdings, Inc.	8	178
Victory Capital Holdings, Inc. - Class A	9	448
Virginia National Bankshares Corporation	—	11
Virtu Financial, Inc. - Class A	16	359
Virtus Investment Partners, Inc.	1	288
Voya Financial, Inc.	7	484
WAFD, Inc.	15	422
Walker & Dunlop, Inc.	6	601
Washington Trust Bancorp, Inc.	4	117
Waterstone Financial, Inc.	5	69
Webster Financial Corporation	10	433
WesBanco, Inc.	11	302
West Bancorporation, Inc.	5	88
Westamerica Bancorporation	5	220
Western Alliance Bancorporation	17	1,092
Western New England Bancorp, Inc.	6	42
Westwood Holdings Group, Inc.	2	25
Wex, Inc. (a)	2	433
White Mountains Insurance Group Ltd	—	905
Wintrust Financial Corporation	10	1,011
WisdomTree, Inc.	35	348
World Acceptance Corporation (a)	1	175
WSFS Financial Corporation	11	525
Zions Bancorporation, National Association	23	1,014
Zurich American Corporation	11	666
		111,707
Consumer Discretionary 14.7%
1-800-Flowers.com, Inc. - Class A (a)	10	94
1stdibs.com, Inc. (a)	7	29
Abercrombie & Fitch Co. - Class A (a)	12	2,176
Academy Sports & Outdoors, Inc.	13	715
Accel Entertainment, Inc. (a)	14	146
Acushnet Holdings Corp.	12	755
Adient Public Limited Company (a)	17	413
ADT, Inc.	84	638
Adtalem Global Education Inc. (a)	8	531
Advance Auto Parts, Inc.	5	313
Allbirds, Inc. - Class A (a)	6	3
American Axle & Manufacturing Holdings, Inc. (a)	26	179
American Eagle Outfitters, Inc.	35	701
American Outdoor Brands, Inc. (a)	3	30
American Public Education, Inc. (a)	5	80
America's Car Mart, Inc. (a)	2	102
Ammo, Inc. (a)	25	42
Aramark	29	979
Arhaus, Inc. - Class A	10	175
Ark Restaurants Corp.	1	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
ARKO Corp. - Class A	23	144
Asbury Automotive Group, Inc. (a)	4	822
Autoliv, Inc.	1	159
AutoNation, Inc. (a)	7	1,096
Bally's Corporation (a)	8	101
Bassett Furniture Industries, Incorporated	2	33
Bath & Body Works, Inc.	1	49
Beazer Homes USA, Inc. (a)	6	173
Beyond, Inc. (a)	5	71
Big 5 Sporting Goods Corporation	3	8
Big Lots, Inc. (a)	6	10
Biglari Holdings Inc. - Class A (a)	—	8
Biglari Holdings Inc. - Class B (a)	1	119
BJ's Restaurants, Inc. (a)	5	183
Bloomin' Brands, Inc.	13	260
Boot Barn Holdings, Inc. (a)	5	669
BorgWarner Inc.	22	703
Bowlero Corp. - Class A	5	75
Boyd Gaming Corporation	—	21
Bright Horizons Family Solutions, Inc. (a)	10	1,074
Brinker International, Inc. (a)	9	625
Brunswick Corporation	11	827
Build-A-Bear Workshop, Inc.	4	91
Caesars Entertainment, Inc. (a)	3	121
Caleres, Inc.	8	263
Camping World Holdings, Inc. - Class A	6	110
Capri Holdings Limited (a)	8	261
CarParts.com, Inc. (a)	13	13
Carriage Services, Inc.	4	118
Carter's, Inc.	6	400
Cavco Industries, Inc. (a)	2	532
Century Casinos, Inc. (a)	7	20
Century Communities, Inc.	6	463
Chegg, Inc. (a)	22	68
Choice Hotels International, Inc.	7	800
Chuy's Holdings, Inc. (a)	4	108
Citi Trends, Inc. (a)	3	57
CLARUS Corporation	9	63
Columbia Sportswear Company	10	789
Conn's, Inc. (a)	6	7
Container Store Group, Inc. The (a)	4	2
Cooper-Standard Holdings Inc. (a)	5	59
Coursera, Inc. (a)	27	193
Cracker Barrel Old Country Store, Inc. (b)	4	154
Cricut, Inc. - Class A	2	13
Crocs, Inc. (a)	8	1,183
Culp, Inc. (a)	2	9
Dana Incorporated	26	317
Dave & Buster's Entertainment, Inc. (a)	8	309
Delta Apparel, Inc. (a)	2	1
Denny's Corporation (a)	12	89
Designer Brands Inc. - Class A	10	67
Destination XL Group, Inc. (a)	16	57
Dillard's, Inc. - Class A (b)	2	815
Dine Brands Global, Inc.	3	108
Dorman Products, Inc. (a)	6	508
Dream Finders Homes, Inc. - Class A (a)	4	110
Duluth Holdings Inc. - Class B (a)	6	24
Dutch Bros Inc. - Class A (a)	5	207
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	8	90
Escalade, Incorporated	3	42
Ethan Allen Interiors Inc.	6	157
ETSY, Inc. (a)	12	716
European Wax Center, Inc. - Class A (a)	8	79
Everi Holdings Inc. (a)	12	100
Figs, Inc. - Class A (a)	30	161
First Watch Restaurant Group, Inc. (a)	7	131
Five Below, Inc. (a)	4	489
Flexsteel Industries, Inc.	1	36
Foot Locker, Inc.	17	412
Fossil Group, Inc. (a)	1	1
Fox Factory Holding Corp. (a)	7	349
Frontdoor, Inc. (a)	14	478
Full House Resorts, Inc. (a)	8	41
Gap, Inc., The	63	1,513
Garrett Motion Inc. (a)	31	262
Genesco Inc. (a)	3	79
Gentex Corporation	19	648
Gentherm Incorporated (a)	6	295
G-III Apparel Group, Ltd. (a)	10	280
Golden Entertainment, Inc.	1	40
Gopro Inc. - Class A (a)	29	42
Graham Holdings Co., Ltd. - Class B	1	462
Grand Canyon Education, Inc. (a)	5	725
Green Brick Partners, Inc. (a)	7	423
Group 1 Automotive, Inc.	3	797
Groupon, Inc. (a)	2	33
GrowGeneration Corp. (a)	14	31
Guess ?, Inc.	10	201
H & R Block, Inc.	25	1,350
Hamilton Beach Brands Holding Company - Class A	1	14
Hanesbrands Inc. (a)	62	305
Harley-Davidson, Inc.	20	660
Hasbro, Inc.	16	921
Haverty Furniture Companies, Inc.	3	88
Helen of Troy Limited (a)	4	385
Hilton Grand Vacations Inc. (a)	17	700
Holley Inc. (a)	17	62
Hooker Furnishings Corporation	3	44
Hovnanian Enterprises, Inc. - Class A (a)	1	169
Inspired Entertainment, Inc. (a)	6	55
Installed Building Products, Inc.	5	991
International Game Technology PLC	28	567
iRobot Corporation (a)	5	41
J.jill, Inc.	2	85
Jack in the Box Inc.	3	165
JAKKS Pacific, Inc. (a)	2	40
Johnson Outdoors Inc. - Class A	2	76
KB Home	13	943
Kohl's Corporation	19	443
Kontoor Brands, Inc.	10	654
Koss Corporation (a)	1	3
Krispy Kreme, Inc.	15	160
Kura Sushi USA, Inc. (a)	2	134
Lakeland Industries, Inc.	2	37
Lands' End, Inc. (a)	7	90
Landsea Homes Corporation (a)	8	74
Latham Group, Inc. (a)	23	70
Laureate Education, Inc. - Class A	28	415
La-Z-Boy Incorporated	8	297
Lazydays Holdings, Inc. (a)	3	7
LCI Industries	5	484
Lear Corporation	2	213
Legacy Housing Corporation (a)	5	111
Leggett & Platt, Incorporated	22	252
Leslie's, Inc. (a)	28	116
Levi Strauss & Co. - Class A	11	207
LGI Homes, Inc. (a)	4	365
Life Time Group Holdings, Inc. (a)	19	354
Lifetime Brands, Inc.	5	45
Light & Wonder, Inc. (a)	7	769
Lincoln Educational Services Corporation (a)	7	88
Lindblad Expeditions, LLC (a)	6	58
Lithia Motors, Inc. - Class A	1	255
LL Flooring, Inc. (a)	7	10
Lovesac Company, The (a)	4	83
M/I Homes, Inc. (a)	2	253
Macy's, Inc.	47	900
Malibu Boats, Inc. - Class A (a)	4	123
Marine Products Corporation	6	56
MarineMax, Inc. (a)	5	155
Marriott Vacations Worldwide Corporation	6	567
MasterCraft Boat Holdings, Inc. (a)	4	69
Mattel, Inc. (a)	46	752
Meritage Homes Corporation	2	379
Mister Car Wash, Inc. (a) (b)	3	24
Modine Manufacturing Company (a)	12	1,168
Mohawk Industries, Inc. (a)	11	1,263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Monarch Casino & Resort, Inc.	2	141
Monro, Inc.	6	154
Motorcar Parts of America, Inc. (a)	6	37
Movado Group, Inc.	4	94
Murphy USA Inc.	1	533
Nathan's Famous, Inc.	1	59
National Vision Holdings, Inc. (a)	14	183
Newell Brands Inc.	57	366
Nishka, Inc. - Class A (a)	8	74
Noodles & Company - Class A (a)	11	17
Nordstrom, Inc.	28	589
Norwegian Cruise Line Holdings Ltd. (a)	48	903
Ollie's Bargain Outlet Holdings, Inc. (a)	11	1,034
OneSpaWorld Holdings Limited (a)	18	279
Onewater Marine Inc. - Class A (a)	2	43
Oxford Industries, Inc.	3	276
Papa John's International, Inc.	6	294
Patrick Industries, Inc.	4	458
PENN Entertainment, Inc. (a)	25	489
Perdoceo Education Corporation	15	314
Petco Health And Wellness Company, Inc. - Class A (a)	8	30
PetMed Express, Inc.	5	20
Planet Fitness, Inc. - Class A (a)	10	772
Playa Hotels & Resorts N.V. (a)	25	212
PlayAGS, Inc. (a)	7	80
Polaris Inc.	6	478
Portillo's Inc. - Class A (a)	10	99
Potbelly Corporation (a)	7	56
Purple Innovation, Inc. (b)	18	19
PVH Corp.	9	1,003
Quantumscape Battery, Inc. - Class A (a)	19	93
Qurate Retail, Inc. - Series A (a)	34	21
RCI Hospitality Holdings, Inc.	2	80
Red Robin Gourmet Burgers, Inc. (a)	3	25
Red Rock Resorts, Inc. - Class A	8	455
Revolve Group Inc. - Class A (a)	7	104
RH (a)	3	745
Rocky Brands, Inc.	2	73
Sabre Corporation (a)	46	122
Sally Beauty Holdings, Inc. (a)	17	179
Shake Shack, Inc. - Class A (a)	7	622
SharkNinja, Inc.	8	636
Shoe Carnival, Inc.	6	227
Signet Jewelers Limited	8	701
Six Flags Operations Inc. (a)	14	466
Skechers U.S.A., Inc. - Class A (a)	4	291
Skyline Champion Corporation (a)	10	664
Sleep Number Corporation (a)	5	46
Smith & Wesson Brands, Inc.	12	168
Soho House & Co Inc. - Class A (a) (b)	6	33
Solo Brands, Inc. - Class A (a) (b)	7	15
Sonic Automotive, Inc. - Class A	4	239
Sonos, Inc. (a)	21	315
Sportsman's Warehouse Holdings, Inc. (a)	11	26
Standard Motor Products, Inc.	5	144
Steven Madden, Ltd.	13	568
Stitch Fix, Inc. - Class A (a)	19	81
Stoneridge, Inc. (a)	6	104
Strategic Education, Inc.	4	465
Strattec Security Corporation (a)	1	21
Stride, Inc. (a)	8	554
Superior Group of Companies, Inc.	3	65
Sweetgreen, Inc. - Class A (a)	17	515
Sypris Solutions, Inc. (a)	3	5
Tapestry, Inc.	8	322
Taylor Morrison Home II Corporation - Class A (a)	21	1,148
Tempur Sealy International, Inc.	9	443
Texas Roadhouse, Inc. - Class A	2	304
The Aaron's Company, Inc.	8	80
The Buckle, Inc.	9	317
The Cato Corporation - Class A	5	25
The Cheesecake Factory Incorporated	9	344
The Children's Place, Inc. (a)	3	28
The Goodyear Tire & Rubber Company (a)	50	564
The ODP Corporation (a)	7	279
The One Group Hospitality, Inc. (a)	8	32
The Wendy's Company	32	540
Thor Industries, Inc.	10	936
Thredup Inc. - Class A (a)	14	24
Tile Shop Holdings, Inc. (a)	10	67
Tilly's, Inc. - Class A (a)	4	25
Topgolf Callaway Brands Corp. (a)	31	471
Travel + Leisure Co.	13	592
TRI Pointe Homes Holdings, Inc. (a)	18	680
Under Armour, Inc. - Class A (a)	32	216
Under Armour, Inc. - Class C (a)	39	252
Unifi, Inc. (a)	4	26
United Parks And Resorts Inc. (a)	10	556
Universal Electronics Inc. (a)	3	39
Universal Technical Institute, Inc. (a)	10	163
Upbound Group, Inc.	9	285
Urban Outfitters, Inc. (a)	17	702
V.F. Corporation	31	421
Vail Resorts, Inc.	3	497
Valvoline, Inc. (a)	24	1,028
Vera Bradley, Inc. (a)	8	48
Victoria's Secret & Co. (a)	12	217
Vince Holding Corp. (a)	1	1
Vista Outdoor Inc. (a)	10	390
Visteon Corporation (a)	5	533
Vizio Holding Corp. - Class A (a)	13	143
VOXX International Corporation - Class A (a)	7	22
Warby Parker Inc. - Class A (a)	12	198
Weyco Group, Inc.	3	77
Whirlpool Corporation	7	678
Wingstop Inc.	1	370
Winmark Corporation	1	268
Winnebago Industries, Inc.	6	299
Wolverine World Wide, Inc.	15	202
Worthington Industries, Inc.	9	427
Wyndham Hotels & Resorts, Inc.	12	898
XPEL, Inc. (a)	4	137
Xponential Fitness Inc. - Class A (a)	3	41
YETI Holdings, Inc. (a)	14	541
Zumiez Inc. (a)	5	99
		87,095
Information Technology 12.7%
3D Systems Corporation (a)	16	50
8X8, Inc. (a)	26	58
908 Devices Inc. (a) (b)	5	28
A10 Networks, Inc.	18	249
ACI Worldwide, Inc. (a)	19	767
Adeia Inc.	20	229
Advanced Energy Industries, Inc.	7	728
Aehr Test Systems (a) (b)	7	81
Agilysys, Inc. (a)	5	525
Airgain, Inc. (a)	2	13
Alarm.Com Holdings, Inc. (a)	9	571
Alkami Technology, Inc. (a)	13	371
Allegro Microsystems Inc. (a)	20	571
Alpha and Omega Semiconductor Limited (a)	7	251
Altair Engineering Inc. - Class A (a)	9	835
Ambarella Inc. (a)	7	369
American Software, Inc. - Class A	8	75
Amkor Technology, Inc.	28	1,102
Amplitude Inc. - Class A (a)	4	32
Amtech Systems, Inc. (a)	3	18
Applied Optoelectronics, Inc. (a)	8	70
Arrow Electronics, Inc. (a)	8	991
ASGN Incorporated (a)	9	786
AstroNova, Inc. (a)	—	8
Aurora Innovations Inc. - Class A (a)	197	547
AvePoint, Inc. - Class A (a)	31	319
Aviat Networks, Inc. (a)	3	97
Avnet, Inc.	16	836
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	6	806
AXT, Inc. (a)	11	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Backblaze Inc. - Class A (a)	3	17
Badger Meter, Inc.	6	1,036
Bel Fuse Inc. - Class B	3	182
Belden Inc.	7	663
Benchmark Electronics, Inc.	8	325
Bill Holdings, Inc. (a)	12	630
Blackbaud, Inc. (a)	9	711
Blackline, Inc. (a)	7	354
Box, Inc. - Class A (a)	22	584
Brightcove Inc. (a)	14	32
C3.ai, Inc. - Class A (a) (b)	1	25
Calix, Inc. (a)	12	412
Cambium Networks Corp. (a)	6	17
CCC Intelligent Solutions Holdings Inc. (a)	49	544
Cerence Inc. (a)	7	19
CEVA Inc. (a)	6	123
Ciena Corporation (a)	23	1,086
Cirrus Logic, Inc. (a)	10	1,227
Cleanspark Inc. (a)	32	505
Clear Secure, Inc. - Class A	9	163
Clearfield, Inc. (a)	1	49
Climb Global Solutions, Inc.	1	73
Coda Octopus Group, Inc. (a)	1	7
Cognex Corporation	16	749
Coherent Corp. (a)	11	821
Cohu, Inc. (a)	9	303
CommVault Systems, Inc. (a)	6	751
Comtech Telecommunications Corp. (a)	8	23
Consensus Cloud Solutions, Inc. (a)	4	70
CoreCard Corporation (a)	1	21
Corsair Gaming, Inc. (a)	12	135
CPI Card Group Inc. (a)	2	60
Crane Nxt, Co.	8	518
Credo Technology Group Holding Ltd (a)	27	864
CS Disco, Inc. (a)	13	78
CTS Corporation	5	271
Daily Journal Corporation (a)	—	100
Daktronics, Inc. (a)	13	177
Diebold Nixdorf, Incorporated (a)	4	160
Digi International Inc. (a)	7	150
Digital Turbine USA, Inc. (a)	14	24
DigitalOcean Holdings, Inc. (a)	11	375
Diodes Incorporated (a)	8	594
Dolby Laboratories, Inc. - Class A	4	331
DoubleVerify Holdings, Inc. (a)	25	479
Dropbox, Inc. - Class A (a)	28	624
DXC Technology Company (a)	31	585
DZS, Inc. (a)	8	9
E2Open Parent Holdings, Inc. - Class A (a)	20	90
Eastman Kodak Company (a)	14	74
Edgio, Inc. (a)	1	13
Egain Corporation (a)	9	57
Enfusion, Inc. - Class A (a)	10	84
Envestnet, Inc. (a)	9	567
ePlus inc. (a)	5	361
EverCommerce Inc. (a)	5	59
Everspin Technologies, Inc. (a)	5	31
Extreme Networks, Inc. (a)	23	310
Fabrinet (a)	6	1,571
FARO Technologies, Inc. (a)	5	79
Fastly, Inc. - Class A (a)	24	177
Five9, Inc. (a)	4	172
Formfactor, Inc. (a)	13	768
Frequency Electronics, Inc. (a)	1	11
Freshworks, Inc. - Class A (a)	35	440
Genasys Inc. (a)	7	16
Globant S.A. (a)	4	637
Grid Dynamics Holdings, Inc. - Class A (a)	15	156
GSI Technology, Inc. (a)	3	9
Guidewire Software, Inc. (a)	4	615
Harmonic, Inc. (a)	17	200
HashiCorp, Inc. - Class A (a)	17	587
Ichor Holdings, Ltd. (a)	6	245
Identiv, Inc. (a)	6	24
Immersion Corporation	10	94
Indie Semiconductor, Inc. - Class A (a) (b)	10	63
Infinera Corporation (a) (b)	33	199
Informatica Inc. - Class A (a)	13	405
Information Services Group, Inc.	11	33
Insight Enterprises, Inc. (a)	6	1,225
Instructure Holdings, Inc. (a)	3	77
Intapp US, Inc. (a)	9	316
InterDigital, Inc. (b)	5	583
inTEST Corporation (a)	3	26
Intevac, Inc. (a)	8	29
ionQ, Inc. (a) (b)	11	78
IPG Photonics Corporation (a)	7	601
Issuer Direct Corporation (a)	1	7
Iteris, Inc. (a)	10	44
Itron, Inc. (a)	8	807
JAMF Holding Corp. (a)	19	313
JFROG Ltd (a)	17	635
Kimball Electronics Group, LLC (a)	6	133
Knowles Corporation (a)	17	296
Kulicke and Soffa Industries, Inc.	9	460
KVH Industries, Inc. (a)	5	21
Kyndryl Holdings, Inc. (a)	40	1,042
Lantronix, Inc. (a)	11	38
Lattice Semiconductor Corporation (a)	1	34
Littelfuse, Inc.	4	916
LiveRamp Holdings, Inc. (a)	13	391
Lumentum Holdings Inc. (a)	10	494
Luna Innovations Incorporated (a)	4	12
MACOM Technology Solutions Holdings, Inc. (a)	12	1,341
Magnachip Semiconductor Corporation (a)	12	57
Marathon Digital Holdings, Inc. (a)	35	686
Matterport Operating, LLC - Class A (a)	56	253
MaxLinear, Inc. (a)	14	285
MeridianLink, Inc. (a)	4	81
Methode Electronics, Inc.	6	65
Mirion Technologies (US), Inc. - Class A (a)	34	363
Mitek Systems, Inc. (a)	11	124
N-Able, Inc. (a)	23	343
Napco Security Technologies, Inc.	7	354
Navitas Semiconductor USA, Inc. (a)	23	91
nCino OpCo, Inc. (a)	13	410
NCR Voyix Corporation (a)	23	286
NETGEAR, Inc. (a)	7	114
NetScout Systems, Inc. (a)	13	243
Network-1 Technologies, Inc.	3	5
Nlight, Inc. (a)	11	118
Novanta Inc. (a)	6	1,022
NVE Corporation	1	97
Olo Inc. - Class A (a)	19	83
ON24, Inc. (a)	10	62
One Stop Systems, Inc. (a) (b)	1	3
OneSpan Inc. (a)	11	138
Onto Innovation Inc. (a)	9	1,923
Ooma, Inc. (a)	6	60
Osi Systems, Inc. (a)	3	430
PAR Technology Corporation (a) (b)	5	244
PC Connection, Inc.	5	325
PDF Solutions, Inc. (a)	8	307
Pegasystems Inc.	1	66
Perficient, Inc. (a)	6	434
Photronics, Inc. (a)	12	287
Pixelworks, Inc. (a)	12	11
Plexus Corp. (a)	5	512
Power Integrations, Inc.	10	699
Powerfleet Inc. (a) (b)	8	37
Powerschool Holdings, Inc. - Class A (a)	28	638
Progress Software Corporation	7	372
Q2 Holdings, Inc. (a)	10	593
Qualys, Inc. (a)	6	860
Rambus Inc. (a)	18	1,079
Red Violet, Inc. (a)	3	79
Ribbon Communications Inc. (a)	41	134
Richardson Electronics, Ltd.	4	46
Rimini Street, Inc. (a)	17	52
Riot Platforms, Inc. (a)	35	321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Rogers Corporation (a)	3	320
Sanmina Corporation (a)	10	677
Sapiens International Corporation N.V.	10	331
ScanSource, Inc. (a)	6	264
Secureworks Corp. - Class A (a)	3	22
Semrush Holdings, Inc. - Class A (a)	8	112
SentinelOne, Inc. - Class A (a)	36	759
Silicon Laboratories Inc. (a)	6	612
Sitime Corporation (a)	3	351
Skywater Technology, Inc. (a) (b)	6	43
SMART Global Holdings, Inc. (a)	9	206
SmartRent, Inc. - Class A (a)	41	98
Smartsheet Inc. - Class A (a)	8	338
SolarWinds Corporation	26	308
Soundthinking, Inc. (a)	3	39
Sprinklr, Inc. - Class A (a)	20	193
SPS Commerce, Inc. (a)	6	1,201
Synaptics Incorporated (a)	7	585
Synchronoss Technologies, Inc. (a)	1	5
Telos Corporation (a)	17	68
Teradata Corporation (a)	16	553
The Hackett Group, Inc.	7	143
Thoughtworks Holding, Inc. (a)	5	15
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	373
Turtle Beach Corporation (a)	4	58
Uipath, Inc. - Class A (a)	40	512
Ultra Clean Holdings, Inc. (a)	8	408
Unisys Corporation (a)	15	60
Unity Software Inc. (a)	25	414
Universal Display Corporation	3	716
Upland Software, Inc. (a)	5	11
Varonis Systems, Inc. (a)	4	180
Veeco Instruments Inc. (a)	10	461
Verint Systems Inc. (a)	11	354
Vertex, Inc. - Class A (a)	10	363
Viant Technology Inc. - Class A (a)	3	26
Viavi Solutions Inc. (a)	39	267
Vishay Intertechnology, Inc.	23	509
Vishay Precision Group, Inc. (a)	4	112
Vontier Corporation	26	977
Wolfspeed, Inc. (a) (b)	8	181
Xerox Holdings Corporation	26	308
Xperi Inc. (a)	9	70
Yext, Inc. (a)	22	120
		75,069
Health Care 10.3%
10X Genomics, Inc. - Class A (a)	13	249
2Seventy Bio, Inc. (a) (b)	3	11
4D Molecular Therapeutics, Inc. (a)	5	101
Aadi Bioscience, Inc. (a)	6	9
AbSci Corporation (a)	16	48
AC Immune SA (a)	2	7
Acadia Healthcare Company, Inc. (a)	15	1,003
Accolade, Inc. (a)	18	65
Accuray Incorporated (a)	25	45
Aclaris Therapeutics, Inc. (a)	9	10
Actinium Pharmaceuticals, Inc. (a)	5	35
Acumen Pharmaceuticals, Inc. (a) (b)	2	4
AdaptHealth LLC - Class A (a)	7	74
Adaptive Biotechnologies Corporation (a)	30	109
Addus HomeCare Corporation (a)	3	353
Adicet Therapeutics, Inc. (a)	8	10
ADMA Biologics, Inc. (a)	45	504
Adverum Biotechnologies, Inc. (a)	2	15
Aerovate Therapeutics Inc. (a)	1	2
Affimed N.V. (a) (b)	1	3
Agilon Health Management, Inc. (a)	10	66
Agios Pharmaceuticals, Inc. (a)	10	441
Aldeyra Therapeutics, Inc. (a)	17	56
Alector, Inc. (a)	17	78
Alkermes Public Limited Company (a)	30	723
Allakos Inc. (a)	18	18
Allogene Therapeutics, Inc. (a)	32	74
Allovir, Inc. (a)	11	8
Altimmune, Inc. (a) (b)	12	77
ALX Oncology Holdings Inc. (a) (b)	1	6
Amedisys, Inc. (a)	6	560
American Well Corporation - Class A (a)	34	11
AMN Healthcare Services, Inc. (a)	7	369
Amneal Pharmaceuticals, Inc. - Class A (a)	50	315
Amphastar Pharmaceuticals, Inc. (a)	9	357
Anaptysbio, Inc. (a)	4	101
AngioDynamics, Inc. (a)	8	50
ANI Pharmaceuticals, Inc. (a)	5	305
Anika Therapeutics, Inc. (a)	4	95
Annexon, Inc. (a)	10	47
Apyx Medical Corporation (a)	7	9
Aravas Inc. (a)	2	9
Arcturus Therapeutics Holdings Inc. (a)	7	164
Arcus Biosciences, Inc. (a)	13	195
ARS Pharmaceuticals, Inc. (a) (b)	3	29
Artivion, Inc. (a)	10	269
Arvinas Operations, Inc. (a)	2	44
Asensus Surgical, Inc. (a) (b)	5	2
Assertio Holdings, Inc. (a)	5	7
Astrana Health, Inc. (a)	9	373
Athira Pharma, Inc. (a)	6	15
AtriCure, Inc. (a)	8	180
Atrion Corporation	—	164
Atyr Pharma, Inc. (a)	2	3
Aura Biosciences, Inc. (a)	4	31
Avanos Medical, Inc. (a)	10	195
Avidity Biosciences, Inc. (a)	17	680
AxoGen, Inc. (a)	9	66
Axonics, Inc. (a)	8	505
Azenta, Inc. (a)	9	487
Beam Therapeutics Inc. (a)	9	214
Beyond Air, Inc. (a)	3	2
Bioatla, Inc. (a)	1	2
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	3
BioLife Solutions, Inc. (a)	9	194
Biomea Fusion, Inc. (a)	3	16
Bio-Rad Laboratories, Inc. - Class A (a)	—	34
Biote Corp. - Class A (a)	2	12
Bioventus Inc. - Class A (a)	7	38
Black Diamond Therapeutics, Inc. (a)	11	52
Bluebird Bio, Inc. (a) (b)	29	28
Brookdale Senior Living Inc. (a)	39	268
C4 Therapeutics, Inc. (a) (b)	13	61
Cabaletta Bio, Inc. (a)	3	20
Caredx, Inc. (a)	10	159
Caribou Biosciences, Inc. (a)	18	30
CASI Pharmaceuticals, Inc. (a)	2	9
Castle Biosciences, Inc. (a)	6	128
Catalent, Inc. (a)	3	171
Catalyst Pharmaceuticals, Inc. (a)	17	267
Century Therapeutics, Inc. (a)	1	3
Certara, Inc. (a)	25	347
Chemed Corporation	1	319
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	30
Cogent Biosciences, Inc. (a)	18	152
Collegium Pharmaceutical, Inc. (a)	7	235
Community Health Systems, Inc. (a)	30	100
Compass Therapeutics, Inc. (a)	5	5
CONMED Corporation	5	363
Corcept Therapeutics Incorporated (a)	17	557
CorVel Corporation (a)	3	807
Corvus Pharmaceuticals, Inc. (a)	5	9
Crinetics Pharmaceuticals, Inc. (a)	12	524
CRISPR Therapeutics AG (a) (b)	13	727
Cross Country Healthcare, Inc. (a)	8	109
Cryoport, Inc. (a)	9	63
Cue Biopharma, Inc. (a)	10	13
Cullinan Oncology, LLC (a)	7	128
Cumberland Pharmaceuticals, Inc. (a)	3	4
Curis, Inc. (a)	1	7
CVRx, Inc. (a) (b)	1	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cytek Biosciences, Inc. (a)	10	57
Day One Biopharmaceuticals, Inc. (a)	13	183
Definitive Healthcare Corp. - Class A (a)	15	82
Denali Therapeutics Inc. (a)	10	234
Dentsply Sirona Inc.	31	783
Design Therapeutics, Inc. (a)	3	10
Dianthus Therapeutics, Inc. (a)	2	52
Doximity, Inc. - Class A (a)	19	522
Dynavax Technologies Corporation (a)	22	249
Edgewise Therapeutics, Inc. (a)	10	175
Editas Medicine, Inc. (a)	19	88
Elanco Animal Health Incorporated (a)	74	1,066
Electromed, Inc. (a)	1	12
Elevation Oncology, Inc. (a)	4	10
Embecta Corp.	10	131
Emergent BioSolutions Inc. (a)	8	57
Enanta Pharmaceuticals, Inc. (a)	5	63
Encompass Health Corporation	6	483
Enhabit Inc. (a)	10	87
Enovis Corporation (a)	10	440
Envista Holdings Corporation (a)	20	334
Enzo Biochem, Inc. (a)	10	10
Erasca, Inc. (a)	5	12
Eton Pharmaceuticals, Inc. (a) (b)	1	3
Evolent Health, Inc. - Class A (a)	20	383
Exact Sciences Corporation (a)	12	497
Exagen Inc. (a)	1	1
Exelixis, Inc. (a)	39	880
Eyepoint Pharmaceuticals, Inc. (a)	2	16
Fate Therapeutics, Inc. (a)	12	41
Fonar Corporation (a)	1	19
Fulcrum Therapeutics, Inc. (a)	12	77
Fulgent Genetics, Inc. (a)	6	119
G1 Therapeutics, Inc. (a)	9	19
Generation Bio Co. (a)	10	27
Glaukos Corporation (a)	1	155
GoodRx Holdings, Inc. - Class A (a)	14	111
Gritstone Bio, Inc. (a)	13	8
Haemonetics Corporation (a)	8	667
Halozyme Therapeutics, Inc. (a)	17	893
Harmony Biosciences Holdings Inc. (a)	10	292
Harvard Bioscience, Inc. (a)	9	26
Health Catalyst, Inc. (a)	13	86
HealthEquity, Inc. (a)	14	1,199
Healthstream, Inc.	7	196
Henry Schein, Inc. (a)	1	49
HilleVax, Inc. (a)	8	119
Hims & Hers Health, Inc. - Class A (a)	31	627
Horizon Orphan LLC (a)	7	21
iCAD, Inc. (a)	3	4
ICU Medical, Inc. (a)	2	223
IDEAYA Biosciences, Inc. (a)	4	137
IGM Biosciences, Inc. (a) (b)	3	19
Immunic, Inc. (a)	1	1
Immunovant, Inc. (a)	22	576
Inari Medical, Inc. (a)	9	417
InfuSystem Holdings, Inc. (a)	5	36
Innoviva, Inc. (a)	14	233
Inogen, Inc. (a)	6	46
Inozyme Pharma, Inc. (a) (b)	9	38
Inspire Medical Systems, Inc. (a)	2	256
Integer Holdings Corporation (a)	6	705
Integra LifeSciences Holdings Corporation (a)	14	409
Intellia Therapeutics, Inc. (a)	13	289
Iovance Biotherapeutics, Inc. (a)	46	368
Iradimed Corp.	3	131
Iteos Therapeutics, Inc. (a)	7	106
Janux Therapeutics, Inc. (a)	1	50
Jazz Pharmaceuticals Public Limited Company (a)	6	642
KalVista Pharmaceuticals Inc. (a)	7	83
Keros Therapeutics, Inc. (a)	3	122
Kodiak Sciences Inc. (a)	11	25
Krystal Biotech, Inc. (a)	5	834
Kura Oncology, Inc. (a)	17	355
Kymera Therapeutics, Inc. (a)	5	162
Lantheus Holdings, Inc. (a)	11	851
Larimar Therapeutics, Inc. (a)	8	56
Leap Therapeutics, Inc. (a)	3	5
LeMaitre Vascular, Inc.	4	314
Lensar, Inc. (a)	1	5
LENZ Therapeutics, Inc. (a) (b)	2	30
Lifestance Health Group, Inc. (a) (b)	3	14
Ligand Pharmaceuticals Incorporated (a)	3	258
Lineage Cell Therapeutics, Inc. (a) (b)	4	4
LivaNova PLC (a)	10	526
Lyell Immunopharma Inc. (a)	2	3
MacroGenics, Inc. (a)	15	65
Maravai LifeSciences Holdings, Inc. - Class A (a)	23	161
Masimo Corporation (a)	5	634
MaxCyte, Inc. (a) (b)	19	73
MediciNova, Inc. (a)	3	4
MeiraGTx Holdings plc (a)	12	50
Merit Medical Systems, Inc. (a)	10	882
Mesa Laboratories, Inc.	1	97
Milestone Pharmaceuticals Inc. (a) (b)	2	2
MiMedx Group, Inc. (a)	22	153
ModivCare Inc. (a)	4	93
Monte Rosa Therapeutics, Inc. (a)	3	10
Morphic Holding, Inc. (a)	4	127
Myriad Genetics, Inc. (a)	15	370
National HealthCare Corporation	3	337
National Research Corporation	5	116
Nektar Therapeutics (a)	34	42
Neogen Corporation (a)	3	53
Neogenomics, Inc. (a)	21	294
Neuronetics, Inc. (a)	7	13
Nevro Corp. (a)	5	43
Nextcure, Inc. (a)	6	10
Nkarta, Inc. (a)	7	44
Nurix Therapeutics, Inc. (a)	11	219
Nuvalent, Inc. - Class A (a)	7	548
Olema Pharmaceuticals Inc. (a)	13	143
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	86
Omnicell, Inc. (a)	7	201
OPKO Health, Inc. (a) (b)	78	98
OptimizeRX Corporation (a)	4	39
Option Care Health, Inc. (a)	29	808
Orasure Technologies, Inc. (a)	20	85
Organogenesis Holdings Inc. - Class A (a)	19	55
Organon & Co.	28	572
Oric Pharmaceuticals, Inc. (a)	10	68
Orthofix Medical Inc. (a)	6	83
Orthopediatrics Corp. (a)	5	148
Outset Medical, Inc. (a)	7	29
Ovid Therapeutics Inc. (a)	7	6
Owens & Minor, Inc. (a)	14	185
Pacific Biosciences of California, Inc. (a) (b)	31	42
Pacira Pharmaceuticals, Inc. (a)	8	224
Paragon 28, Inc. (a)	3	19
Patterson Companies, Inc.	17	404
PDL BioPharma, Inc. (a) (d)	14	17
Pediatrix Medical Group, Inc. (a)	17	125
Pennant Group, Inc. , The (a)	8	184
Penumbra, Inc. (a)	4	746
Performant Financial Corporation (a)	20	58
Perrigo Company Public Limited Company	23	579
Personalis, Inc. (a)	5	6
PetIQ, Inc. - Class A (a)	8	179
Phibro Animal Health Corporation - Class A	5	86
Phreesia, Inc. (a)	5	104
Pliant Therapeutics, Inc. (a)	2	16
PMV Pharmaceuticals, Inc. (a)	10	16
Poseida Therapeutics, Inc. (a)	21	62
Pphm, Inc. (a)	11	82
Praxis Precision Medicines, Inc. (a)	2	72
Precigen, Inc. (a) (b)	6	9
Prelude Therapeutics Incorporated (a)	3	12
Premier Healthcare Solutions, Inc. - Class A	18	338

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Prestige Consumer Healthcare Inc. (a)	9	614
Privia Health Group Inc. (a)	14	251
Progyny, Inc. (a)	15	425
ProPhase Labs, Inc. (a) (b)	3	12
Protagonist Therapeutics, Inc. (a)	12	417
Prothena Corporation Public Limited Company (a)	9	176
Pulmonx Corporation (a)	9	56
Puma Biotechnology, Inc. (a)	10	34
Pyxis Oncology, Inc. (a)	4	13
Quanterix Corporation (a)	9	116
Quidelortho Corporation (a)	11	359
R1 RCM Holdco Inc. (a)	40	498
RadNet, Inc. (a)	14	813
Rallybio Corporation (a)	2	2
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	60
Regenxbio Inc. (a)	10	120
Relay Therapeutics, Inc. (a)	16	104
Relmada Therapeutics, Inc. (a) (b)	5	16
Reneo Pharmaceuticals, Inc. (a)	—	—
Renovaro Inc. (a)	8	14
Repare Therapeutics Inc. (a)	4	13
Repligen Corporation (a)	3	351
Replimune Group, Inc. (a)	11	99
Rocket Pharmaceuticals, Inc. (a)	11	240
RxSight, Inc. (a)	3	151
Sage Therapeutics Inc. (a)	10	112
Sanara Medtech Inc. (a)	—	12
Sangamo Therapeutics, Inc. (a)	32	11
Scholar Rock Holding Corporation (a)	5	40
Schrodinger, Inc. (a)	7	137
scPharmaceuticals Inc. (a)	2	10
Seer, Inc. - Class A (a)	6	11
Select Medical Holdings Corporation	22	773
Semler Scientific, Inc. (a)	2	70
Sensus Healthcare, Inc. (a)	2	13
Sera Prognostics, Inc. - Class A (a)	3	19
Sgry, LLC (a)	22	514
SI-BONE, Inc. (a)	8	100
SIGA Technologies, Inc.	17	126
Sight Sciences, Inc. (a)	4	26
Silk Road Medical, Inc. (a)	—	11
Simulations Plus, Inc.	4	219
Sotera Health LLC (a)	44	518
Spero Therapeutics, Inc. (a)	10	13
Springworks Therapeutics, Inc. (a)	11	402
STAAR Surgical Company (a)	7	315
Stoke Therapeutics, Inc. (a)	9	121
Supernus Pharmaceuticals, Inc. (a)	10	258
Surmodics, Inc. (a)	4	148
Sutro Biopharma, Inc. (a)	12	34
Tactile Systems Technology, Inc. (a)	6	71
Talkspace, Inc. (a)	20	45
Tango Therapeutics, Inc. (a) (b)	6	55
Tarsus Pharmaceuticals, Inc. (a)	6	173
Teladoc Health, Inc. (a)	30	293
Terns Pharmaceuticals, Inc. (a)	4	24
The Ensign Group, Inc.	10	1,216
The Joint Corp (a)	4	54
Theravance Biopharma, Inc. (a)	3	22
Treace Medical Concepts, Inc. (a)	7	46
TruBridge, Inc. (a)	4	36
Tscan Therapeutics, Inc. (a)	2	9
Twist Bioscience Corporation (a)	10	497
U. S. Physical Therapy, Inc.	3	235
UFP Technologies, Inc. (a)	2	470
Utah Medical Products, Inc.	1	64
Vanda Pharmaceuticals Inc. (a)	14	78
Varex Imaging Corporation (a)	9	133
Ventyx Biosciences, Inc. (a)	—	1
Vera Therapeutics, Inc. - Class A (a)	1	50
Veracyte, Inc. (a)	13	274
Veradigm Inc. (a)	2	14
Verastem, Inc. (a)	5	15
Vericel Corporation (a)	8	363
Verve Therapeutics, Inc. (a)	1	7
Viking Therapeutics, Inc. (a)	2	103
VIR Biotechnology, Inc. (a)	14	124
Voyager Therapeutics, Inc. (a)	8	60
Werewolf Therapeutics, Inc. (a)	5	12
Xbiotech Inc (a) (b)	6	31
Xencor, Inc. (a)	10	198
Xenon Pharmaceuticals Inc. (a)	2	94
Xeris Biopharma Holdings, Inc. (a)	1	3
Y-mAbs Therapeutics, Inc. (a)	8	102
Zentalis Pharmaceuticals, Inc. (a)	2	9
ZimVie Inc. (a)	5	98
Zymeworks Inc. (a)	5	42
		60,586
Energy 6.2%
Adams Resources & Energy, Inc.	1	22
Amplify Energy Corp. (a)	9	64
Antero Midstream Corporation	83	1,216
Antero Resources Corporation (a)	20	640
Archrock, Inc.	27	544
Ardmore Shipping Services (Ireland) Limited	10	216
Berry Corporation (Bry)	17	112
Bristow Holdings U.S. Inc. (a)	6	217
Cactus, Inc. - Class A	10	547
California Resources Corporation	11	605
Centrus Energy Corp. - Class A (a)	3	145
ChampionX Corporation	32	1,076
Chord Energy Corporation	6	1,026
Civitas Resources, Inc.	4	267
Clean Energy Fuels Corp. (a)	48	127
CNX Resources Corporation (a)	29	696
Comstock Resources, Inc. (b)	47	483
CONSOL Energy Inc.	6	607
Core Laboratories LP (b)	9	177
Crescent Energy Company - Class A	13	156
CVR Energy, Inc.	15	401
Delek US Holdings, Inc.	10	259
DHT Holdings, Inc.	31	358
DMC Global Inc. (a)	5	77
Dorian LPG Ltd.	10	418
Dril-Quip, Inc. (a)	8	144
DT Midstream, Inc.	16	1,141
enCore Energy Corp. (a) (b)	14	54
Energy Services of America Corporation	1	9
Enlink Midstream, LLC	77	1,061
Epsilon Energy Ltd.	5	27
Equitrans Midstream Corporation	73	949
Evolution Petroleum Corporation	9	45
Excelerate Energy, Inc. - Class A	3	57
Expro Group Holdings N.V. (a)	16	376
Forum Energy Technologies, Inc. (a)	2	37
FutureFuel Corp.	10	54
Geospace Technologies Corporation (a)	3	31
Gevo, Inc. (a)	5	3
Green Plains Inc. (a)	11	171
Gulf Island Fabrication, Inc. (a)	2	10
Gulfport Energy Operating Corporation (a)	3	459
Hallador Energy Company (a)	8	61
Helix Energy Solutions Group, Inc. (a)	30	358
Helmerich & Payne, Inc.	18	646
Independence Contract Drilling, Inc. (a)	—	—
International Seaways, Inc.	9	534
Kinetik Holdings Inc. - Class A	8	331
KLX Energy Services Holdings, Inc. (a)	1	5
Kosmos Energy Ltd. (a)	76	419
Liberty Energy Inc. - Class A	28	594
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	31	778
Mammoth Energy Services, Inc. (a)	11	36
Matador Resources Company	17	1,011
Murphy Oil Corporation	23	944
Nabors Industries Ltd. (a)	2	155
NACCO Industries, Inc. - Class A	2	48
Natural Gas Services Group, Inc. (a)	3	60
New Atlas Holdco Inc. (b)	1	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
New Fortress Energy Inc. - Class A (b)	18	387
Newpark Resources, Inc. (a)	20	166
Nine Energy Service, Inc. (a) (b)	11	18
Noble Corporation PLC	8	341
Nordic American Tankers Limited	48	191
Northern Oil and Gas Incorporated	10	376
NOV Inc.	31	585
Oceaneering International, Inc. (a)	18	434
Oil States International, Inc. (a)	16	69
Opal Fuels Inc. - Class A (a)	2	8
Overseas Shipholding Group, Inc. - Class A	13	114
Par Pacific Holdings, Inc. (a)	10	262
PBF Energy Inc. - Class A	21	955
Peabody Energy Corporation	22	477
Pedevco Corp. (a)	7	5
Phx Minerals Inc. - Class A	10	31
Primeenergy Resources Corporation (a)	—	47
Propetro Holding Corp. (a)	23	200
Range Resources Corporation	13	435
Ranger Energy Services, Inc. - Class A	6	60
REX American Resources Corporation (a)	4	190
Riley Exploration - Permian, LLC	1	24
Ring Energy Inc. (a) (b)	18	31
RPC, Inc.	34	214
SandRidge Energy, Inc.	8	109
Scorpio Tankers Inc.	9	764
SEACOR Marine Holdings Inc. (a)	7	98
Seadrill Limited (a)	10	513
Select Energy Services, Inc. - Class A	24	253
SFL Corporation Ltd.	25	344
SilverBow Resources, Inc. (a)	4	164
SM Energy Company	20	854
Smart Sand, Inc. (a)	10	20
Solaris Oilfield Infrastructure, Inc. - Class A	8	71
Southwestern Energy Company (a)	121	812
STR Sub Inc. - Class A	8	180
Talos Energy Inc. (a)	21	251
Teekay Shipping (Canada) Ltd. (a)	22	201
Teekay Tankers Ltd. - Class A	6	402
TETRA Technologies, Inc. (a)	32	111
Tidewater Inc. (a)	10	912
Transocean Ltd. (a) (c)	131	703
U.S. Silica Holdings, Inc. (a)	17	267
Uranium Energy Corp. (a)	69	414
Valaris Limited (a)	11	854
Vital Energy, Inc. (a)	5	204
Vitesse Energy, Inc.	5	123
W&T Offshore, Inc.	33	70
Weatherford International Public Limited Company (a)	6	693
World Kinect Corporation	11	294
		36,392
Materials 6.1%
Advanced Emissions Solutions, Inc. (a)	3	21
AdvanSix Inc.	6	132
Alcoa Corporation	22	889
Alpha Metallurgical Resources, Inc.	2	694
Alto Ingredients, Inc. (a)	20	28
American Vanguard Corporation	6	52
Ampco-Pittsburgh Corporation (a)	3	2
Arcadium Lithium PLC (a)	67	225
Arch Resources, Inc. - Class A	3	473
Ardagh Metal Packaging S.A.	48	164
Ascent Industries Co. (a)	2	17
Ashland Inc.	9	856
Aspen Aerogels, Inc. (a)	13	306
ATI Inc. (a)	22	1,237
Avient Corporation	16	695
Axalta Coating Systems Ltd. (a)	20	697
Balchem Corporation	6	874
Berry Global Group, Inc.	10	610
Bioceres Crop Solutions Corp. (a)	2	19
Cabot Corporation	10	900
Caledonia Mining Corporation PLC	3	27
Carpenter Technology Corporation	9	947
Century Aluminum Company (a)	21	348
Clearwater Paper Corporation (a)	3	166
Cleveland-Cliffs Inc. (a)	28	432
Coeur Mining, Inc. (a)	64	360
Commercial Metals Company	22	1,188
Compass Minerals International, Inc.	7	71
Core Molding Technologies, Inc. (a)	—	3
Dakota Gold Corp. (a)	3	8
Eagle Materials Inc.	2	516
Ecovyst Inc. (a)	20	181
Element Solutions Inc.	45	1,225
Ferroglobe PLC	37	200
FMC Corporation	1	37
Fortitude Gold Corporation	2	10
Friedman Industries, Incorporated	2	23
Gatos Silver, Inc. (a)	12	125
Glatfelter Corporation (a)	11	15
Graphic Packaging Holding Company	17	440
Greif, Inc. - Class A	4	257
Greif, Inc. - Class B	3	171
H.B. Fuller Company	10	750
Hawkins, Inc.	5	444
Haynes International, Inc.	3	174
Hecla Mining Company	112	545
Huntsman Corporation	28	641
Ingevity Corporation (a)	6	262
Innospec Inc.	4	510
Intrepid Potash, Inc. (a)	3	80
Kaiser Aluminum Corporation	2	211
Knife River Corporation (a)	9	665
Koppers Holdings Inc.	5	176
Kronos Worldwide, Inc.	11	139
Louisiana-Pacific Corporation (W VA)	12	966
LSB Industries, Inc. (a)	18	147
Materion Corporation	4	379
MATIV Holdings, Inc.	12	203
Mercer International Inc.	17	143
Metallus Inc. (a)	10	198
Minera Andes Inc. (a)	—	4
Minerals Technologies Inc.	6	480
Mosaic Company, The	4	106
MP Materials Corp. - Class A (a)	22	274
Myers Industries, Inc.	8	108
NewMarket Corporation	2	840
Nexa Resources S.A. (a)	9	66
O-I Glass, Inc. (a)	28	307
Olin Corporation	18	863
Olympic Steel, Inc.	3	123
Orion Engineered Carbons Finance & Co. S.C.A.	11	236
Perimeter Solutions (a)	9	70
Piedmont Lithium Inc. (a) (b)	2	24
Quaker Chemical Corporation	3	468
Radius Recycling, Inc. - Class A	7	103
Ramaco Resources, Inc. - Class A	9	107
Ramaco Resources, Inc. - Class B	2	19
Ranpak Holdings Corp - Class A (a)	14	88
Rayonier Advanced Materials Inc. (a)	17	94
Reynolds Group Holdings Limited	20	226
Royal Gold, Inc.	6	742
Ryerson Holding Corporation	7	141
Sealed Air Corporation	18	621
Sensient Technologies Corporation	7	551
Silgan Holdings Inc.	19	784
Smith-Midland Corporation (a)	1	33
Sonoco Products Company	16	834
Standard Lithium Ltd. (a) (b)	6	7
Stepan Company	4	349
Summit Materials, Inc. - Class A (a)	25	905
SunCoke Energy, Inc.	19	189
Sylvamo Corporation	7	449
The Chemours Company	25	553
Tredegar Corporation	8	39
TriMas Corporation	8	202
Tronox Holdings PLC	27	420
United States Lime & Minerals, Inc.	1	418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
United States Steel Corporation	26	970
Universal Stainless & Alloy Products, Inc. (a)	2	51
Warrior Met Coal, Inc.	9	558
Worthington Steel, Inc.	9	301
		35,997
Consumer Staples 4.3%
Alico, Inc.	2	50
B&G Foods, Inc.	10	78
Bellring Intermediate Holdings, Inc. (a)	23	1,342
Boston Beer Company, Inc., The - Class A (a)	2	499
Calavo Growers, Inc.	5	104
Cal-Maine Foods, Inc.	8	461
Central Garden & Pet Company (a)	2	76
Central Garden & Pet Company - Class A (a)	10	319
Coca-Cola Consolidated, Inc.	1	1,351
Coty Inc. - Class A (a)	15	150
Darling Ingredients Inc. (a)	17	621
Del Monte Fresh Produce Company	8	181
Dole Public Limited Company	1	12
e.l.f. Beauty, Inc. (a)	9	1,962
Edgewell Personal Care Colombia S A S	9	371
Energizer Holdings, Inc.	8	250
Farmer Bros. Co. (a)	4	12
Flowers Foods, Inc.	35	787
Freshpet, Inc. (a)	8	1,047
Grocery Outlet Holding Corp. (a)	16	356
Hain Celestial Group, Inc., The (a)	17	118
Herbalife Nutrition Ltd. (a)	16	166
Ingles Markets, Incorporated - Class A	3	187
Ingredion Incorporated	9	1,010
Inter Parfums, Inc.	5	629
J&J Snack Foods Corp.	3	517
John B. Sanfilippo & Son, Inc.	2	187
Kiniksa Pharmaceuticals International, PLC - Class A (a)	7	126
Lancaster Colony Corporation	5	896
LifeVantage Corporation	2	12
Lifeway Foods, Inc. (a)	3	33
Limoneira Company	5	102
Mama's Creations, Inc. (a)	8	54
Medifast, Inc.	2	48
MGPI Processing, Inc.	4	272
Mission Produce, Inc. (a)	13	128
National Beverage Corp. (a)	11	548
Natural Alternatives International, Inc. (a)	1	5
Natural Grocers By Vitamin Cottage, Inc.	7	138
Natural Health Trends Corp.	1	6
Nature's Sunshine Products, Inc. (a)	5	72
Nu Skin Enterprises, Inc. - Class A	9	96
Oil-Dri Corporation of America	1	86
Olaplex Holdings, Inc. (a)	6	9
Pilgrim's Pride Corporation (a)	12	457
Post Holdings, Inc. (a)	10	1,064
PriceSmart, Inc.	6	469
Reynolds Consumer Products Inc.	25	692
Rocky Mountain Chocolate Factory, Inc. (a)	1	3
Seaboard Corporation	—	477
Seneca Foods Corporation - Class A (a)	1	77
Simply Good Foods Company, The (a)	17	596
Spartannash Company	8	147
Spectrum Brands Holdings, Inc.	6	521
Sprouts Farmers Market, Inc. (a)	17	1,435
The Andersons, Inc.	7	329
The Beauty Health Company - Class A (a)	14	27
The Chefs' Warehouse, Inc. (a)	8	294
The Duckhorn Portfolio Inc. (a)	21	151
The Honest Company, Inc. (a)	16	48
The Vita Coco Company, Inc. (a)	8	222
Tootsie Roll Industries, Inc.	7	226
Treehouse Foods, Inc. (a)	10	366
Turning Point Brands, Inc.	4	121
United Natural Foods, Inc. (a)	13	166
United-Guardian, Inc.	—	1
Universal Corporation	4	210
USANA Health Sciences, Inc. (a)	4	185
UTZ Brands, Inc. - Class A	14	225
Vector Group Ltd.	27	286
Village Super Market, Inc. - Class A	3	71
Vital Farms, Inc. (a)	9	419
WD-40 Company	2	492
Weis Markets, Inc.	5	303
Whole Earth Brands, Inc. - Class A (a)	11	54
ZEVIA PBC - Class A (a)	6	4
		25,612
Communication Services 3.1%
Advantage Solutions, Inc. - Class A (a)	31	100
Altice USA, Inc. - Class A (a)	42	86
AMC Networks, Inc. - Class A (a)	8	75
Angi Inc. - Class A (a)	20	38
Anterix Inc. (a)	4	176
Atlanta Braves Holdings, Inc. - Series A (a)	2	75
Atlanta Braves Holdings, Inc. - Series C (a)	7	277
ATN International, Inc.	4	97
Bandwidth Inc. - Class A (a)	6	93
Boston Omaha Corporation - Class A (a)	7	94
Bumble Inc. - Class A (a)	24	250
Cable One, Inc. (b)	1	271
Cardlytics, Inc. (a) (b)	10	84
CarGurus, Inc. - Class A (a)	17	445
Cars.com Inc. (a)	13	266
Cinemark Holdings, Inc. (a)	16	344
Clear Channel Outdoor Holdings, Inc. (a)	17	24
CM Wind Down Topco LLC - Class A (a)	4	7
Comscore, Inc. (a) (b)	1	17
Consolidated Communications Holdings, Inc. (a)	31	134
DHI Group, Inc. (a)	12	25
Dolphin Entertainment, LLC (a)	—	—
EchoStar Corporation - Class A (a)	12	222
Emerald Holding, Inc. (a) (b)	3	17
Entravision Communications Corporation - Class A	19	39
Eventbrite, Inc. - Class A (a)	15	72
EverQuote, Inc. - Class A (a)	7	153
Frontier Communications Parent, Inc. (a)	35	915
fuboTV Inc. (a) (b)	27	34
Gaia, Inc. - Class A (a)	3	15
Gambling.Com Group Limited (a)	7	56
Gannett Co., Inc. (a)	36	167
Globalstar, Inc. (a)	8	9
Gray Television, Inc.	21	108
Harte Hanks, Inc. (a)	1	10
IDT Corporation - Class B	6	209
IMAX Corporation (a)	13	219
Integral Ad Science Holding Corp. (a)	19	181
Intelsat Inflight LLC (a)	19	185
Iridium Communications Inc.	14	381
John Wiley & Sons, Inc. - Class A	8	332
Kartoon Studios, Inc. (a) (b)	3	3
Lee Enterprises, Incorporated (a)	1	13
Liberty Broadband Corporation - Series A (a)	2	104
Liberty Broadband Corporation - Series C (a)	13	702
Liberty Global Ltd. - Class A (a)	15	266
Liberty Global Ltd. - Class C (a)	10	171
Liberty Latin America Ltd. - Class A (a)	9	84
Liberty Latin America Ltd. - Class C (a)	30	288
Lions Gate Entertainment Corp. - Class A (a)	16	154
Lions Gate Entertainment Corp. - Class B (a)	25	216
Liveone, Inc. (a)	3	4
Magnite, Inc. (a)	24	315
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	27	824
Nexstar Media Group, Inc. - Class A	6	918
Nextdoor Holdings, Inc. - Class A (a)	8	23
Paramount Global - Class A	1	18
PlayStudios, Inc. - Class A (a)	5	10
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	192
QuinStreet, Inc. (a)	13	211
Reading International, Inc. - Class A (a)	2	3
Reservoir Media Management, Inc. (a)	4	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Roku Inc. - Class A (a)	7	432
Saga Communications, Inc. - Class A	1	14
Scholastic Corporation	6	216
Shenandoah Telecommunications Company	10	159
Shutterstock, Inc.	6	224
Sinclair, Inc. - Class A	8	105
Skillz Inc. - Class A (a)	4	30
Sphere Entertainment Co. (a) (e)	6	219
Sphere Entertainment Co. - Class A (a)	5	187
Sphere Entertainment Co. - Class A (a)	3	607
Spok Holdings, Inc.	1	15
Stagwell, Inc. - Class A (a)	17	114
TechTarget, Inc. (a)	6	193
TEGNA Inc.	33	454
Telephone and Data Systems, Inc.	21	441
The E.W. Scripps Company - Class A (a)	20	61
The Marcus Corporation	6	71
The New York Times Company - Class A	20	1,015
Thryv Holdings, Inc. (a)	8	141
Travelzoo (a)	3	25
TripAdvisor, Inc. (a)	22	392
Truecar, Inc. (a)	28	88
United States Cellular Corporation (a)	9	527
Urban One, Inc. - Class A (a)	2	4
Urban One, Inc. - Class D (a)	7	11
Vimeo, Inc. (a)	29	110
Vivid Seats Inc. - Class A (a) (b)	18	105
WideOpenWest, Inc. (a)	13	70
Yelp Inc. (a)	12	442
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	462
Ziprecruiter, Inc. - Class A (a)	10	93
ZoomInfo Technologies Inc. - Class A (a)	41	521
		18,407
Utilities 2.6%
ALLETE, Inc.	10	623
Altus Power, Inc. - Class A (a)	24	94
American States Water Company	6	448
Artesian Resources Corporation - Class A	2	80
Avista Corporation	13	448
Black Hills Corporation	11	590
California Water Service Group	9	434
Chesapeake Utilities Corporation	3	357
Clearway Energy, Inc. - Class A	6	136
Clearway Energy, Inc. - Class C	13	331
Consolidated Water Co. Ltd.	4	99
Genie Energy Ltd. - Class B	6	91
Global Water Resources, Inc.	1	11
Hawaiian Electric Industries, Inc.	16	143
IDACORP, Inc.	8	791
MGE Energy, Inc.	6	448
Middlesex Water Company	3	154
Montauk Renewables, Inc. (a)	25	142
National Fuel Gas Company	15	788
New Jersey Resources Corporation	17	744
Northwest Natural Holding Company	6	208
NorthWestern Corporation	10	501
OGE Energy Corp.	30	1,085
One Gas, Inc.	9	581
Ormat Technologies, Inc.	10	730
Otter Tail Corporation	6	568
Pinnacle West Capital Corporation	4	312
PNM Resources, Inc.	15	564
Portland General Electric Company	16	708
Pure Cycle Corporation (a)	6	56
RGC Resources, Inc.	2	38
SJW Group	5	292
Southwest Gas Holdings, Inc.	11	791
Spire Inc.	9	529
Sunnova Energy International Inc. (a)	21	117
The York Water Company	3	112
UGI Corporation	32	730
Unitil Corporation	4	195
		15,069
Real Estate 0.7%
Compass, Inc. - Class A (a)	68	244
Cushman & Wakefield PLC (a)	37	385
DigitalBridge Group, Inc. - Class A	26	357
Douglas Elliman Inc. (a)	22	26
Dwight A. Walker Real Estate, Inc. - Class A	4	32
eXp World Holdings, Inc. (b)	16	178
Five Point Holdings, LLC - Class A (a)	16	48
Florida Rock Properties, Inc. (a)	4	127
Forestar Group Inc. (a)	11	344
Howard Hughes Holdings Inc. (a)	9	555
Kennedy-Wilson Holdings, Inc.	24	230
Marcus & Millichap Company	7	231
Maui Land & Pineapple Company, Inc. (a)	5	110
Newmark Group, Inc. - Class A	26	261
Open Doors Technology Inc. - Class A (a)	108	199
Rafael Holdings, Inc. - Class B (a)	4	6
Realogy Holdings Corp. (a)	21	68
Stratus Properties Inc. (a)	2	50
Tejon Ranch Co. (a)	7	124
The Rmr Group Inc. - Class A	4	90
The St. Joe Company	11	584
		4,249
Total Common Stocks (cost $565,884)		588,985
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	29
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	14
Jounce Therapeutics, Inc. (a) (b) (d)	6	—
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (d)	1	—
Resolute Forest Products Inc. (a) (d)	16	22
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Xeris Pharmaceuticals, Inc. (a) (d)	14	—
Total Rights (cost $0)		65
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.31% (f) (g)	2,081	2,081
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (f) (g)	899	899
Total Short Term Investments (cost $2,980)		2,980
Total Investments 100.2% (cost $568,864)		592,030
Other Assets and Liabilities, Net (0.2)%		(1,373)
Total Net Assets 100.0%		590,657

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	15,284	43,527	57,912	38	—	—	899	0.1
JNL Government Money Market Fund, 5.31% - Class SL	2,391	15,451	15,761	53	—	—	2,081	0.4
	17,675	58,978	73,673	91	—	—	2,980	0.5

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	118	90	—
Transocean Ltd.	03/02/21	570	703	0.1
		688	793	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	588,967	—	18	588,985
Rights	—	—	65	65
Short Term Investments	2,980	—	—	2,980
	591,947	—	83	592,030

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 43.4%
Mortgage-Backed Securities 16.9%
Federal Home Loan Mortgage Corporation
6.42%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	33,053	28,893
3.50%, 10/01/47	9,210	8,297
4.00%, 10/01/48	1,870	1,738
2.00%, 11/01/50 - 05/01/51	27,365	21,837
5.50%, 04/01/53 - 04/01/54	32,978	32,940
5.00%, 06/01/53 - 07/01/53	25,888	25,303
6.00%, 11/01/53 - 04/01/54	25,758	26,120
Federal National Mortgage Association, Inc.
4.00%, 07/01/24 - 01/01/46	679	668
4.50%, 07/01/24 - 07/01/42	1,844	1,796
5.50%, 09/01/25 - 08/01/53	27,074	26,885
2.14%, 10/01/29	19,300	17,059
2.28%, 11/01/29	10,700	9,455
2.37%, 12/01/29	12,200	10,815
2.46%, 04/01/32	11,428	9,720
5.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	102	103
6.62%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,220	1,234
5.00%, 12/01/38 - 08/01/53	28,814	28,075
6.31%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	36	36
3.00%, 04/01/47	4,150	3,628
2.50%, 10/01/50 - 05/01/52	93,164	77,289
2.00%, 11/01/50 - 02/01/51	29,119	23,160
3.50%, 11/01/50 - 04/01/52	17,783	15,915
6.00%, 05/01/53 - 06/01/54	39,471	39,855
Government National Mortgage Association
3.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	3	3
4.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	12	11
4.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,113	3,099
3.50%, 09/15/42 - 07/20/51	37,585	34,206
3.00%, 11/15/44 - 04/20/52	28,494	24,624
2.50%, 10/20/51 - 11/20/51	17,537	14,599
		487,364
U.S. Treasury Note 11.6%
Treasury, United States Department of
0.50%, 03/31/25 - 10/31/27	780	694
0.25%, 06/30/25 - 07/31/25	1,200	1,142
0.38%, 11/30/25	800	750
0.75%, 03/31/26 - 01/31/28	97,750	88,004
0.63%, 03/31/27 - 08/15/30	149,950	120,795
0.88%, 11/15/30	154,350	124,831
		336,216
U.S. Treasury Bond 8.5%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	211,800	129,016
1.38%, 11/15/40 - 08/15/50	1,250	722
1.88%, 02/15/41 - 02/15/51	107,050	73,199
1.75%, 08/15/41	61,450	40,576
1.25%, 05/15/50	1,150	570
		244,083
Collateralized Mortgage Obligations 4.5%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,245
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,074	1,041
Series BF-3284, REMIC, 5.75%, (SOFR 30-Day Average + 0.41%), 03/15/37 (a)	1,914	1,878
Series QD-4076, REMIC, 2.50%, 11/15/41	260	251
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,429	1,295
Series 2022-M1B-DNA3, REMIC, 8.24%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,390
Series BZ-5000, REMIC, 2.00%, 08/25/50	16,221	10,241
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,065
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,547	6,969
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.08%, 05/25/35 (a)	6	6
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	5,799
Series 2017-AY-46, REMIC, 3.50%, 06/25/47	4,260	3,936
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,038	3,506
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,816	13,125
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,393	314
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,297	2,896
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,226	3,486
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,641	8,837
Government National Mortgage Association
Series 2010-FN-85, REMIC, 6.01%, (1 Month Term SOFR + 0.67%), 07/20/40 (a)	2,834	2,807
Series 2015-GF-161, REMIC, 5.75%, (1 Month Term SOFR + 0.41%), 11/20/45 (a)	1,820	1,773
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	6,714	5,732
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	5,773	5,524
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	5,383	4,607
Series 2019-FA-56, REMIC, 5.80%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	7,339	7,153
Series 2019-FH-112, REMIC, 5.85%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	13,282	12,904
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	9,376	1,045
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	10,786	1,723
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	6,201	3,397
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	7	7
		129,952
Sovereign 1.2%
Assembleia da Republica
1.95%, 06/15/29, EUR (b)	110	113
0.48%, 10/18/30, EUR (c)	800	738
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (d)	640	593
0.00%, 02/15/31, EUR (c) (d)	750	687
1.70%, 08/15/32, EUR	1,150	1,166
1.00%, 05/15/38, EUR	800	693
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	393,800	2,430
1.90%, 03/20/31, JPY	133,000	890
0.50%, 03/20/38, JPY	94,500	520
Canada, Government of
1.50%, 06/01/31, CAD	1,200	770
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	2,300	575
Commonwealth of Australia
1.00%, 12/21/30, AUD (c)	610	333
1.50%, 06/21/31, AUD	1,670	930
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	400	376
5.00%, 06/15/45	600	424
4.13%, 05/15/51	2,700	1,630
Estado Espanol
0.60%, 10/31/29, EUR	1,000	943
0.50%, 04/30/30, EUR (c)	1,170	1,084
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (c)	200	191
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 03/06/25, MXN	13,300	701
5.75%, 03/05/26, MXN	14,000	708
7.75%, 05/29/31, MXN	6,900	337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.40%, 02/12/52	500	362
6.34%, 05/04/53	2,800	2,627
Gouvernement De France
0.50%, 05/25/29, EUR (c)	300	285
1.50%, 05/25/31, EUR (c)	400	387
3.00%, 05/25/33, EUR (c)	850	896
Government of the Republic of Panama
4.30%, 04/29/53	700	454
3.87%, 07/23/60	1,800	1,039
Ireland, Government of
1.00%, 05/15/26, EUR (c)	710	733
1.10%, 05/15/29, EUR (c)	300	297
Ministry of Finance of Israel
3.75%, 09/30/27, ILS	4,000	1,050
New Zealand Parliament
1.50%, 05/15/31, NZD	1,840	919
Romania, Government of
3.70%, 11/25/24, RON	6,970	1,485
Sandor-Palota
4.75%, 11/24/32, HUF	267,000	630
7.00%, 10/24/35, HUF	208,300	571
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (c)	840	866
0.90%, 06/22/29, EUR (c)	830	810
South Africa, Parliament of
4.30%, 10/12/28	850	779
8.00%, 01/31/30, ZAR	10,580	533
8.25%, 03/31/32, ZAR	12,400	595
8.88%, 02/28/35, ZAR	12,600	586
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	3,300	623
6.00%, 10/25/33, PLN	1,500	382
		33,741
Asset-Backed Securities 0.6%
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 6.49%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	17,921	17,944
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
REMIC, 0.00%, 04/25/48	5,535	3,979
Total Government And Agency Obligations (cost $1,309,666)		1,253,279
CORPORATE BONDS AND NOTES 24.9%
Financials 5.5%
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,650	1,633
AIB Group Public Limited Company
5.87%, 03/28/35 (b)	2,855	2,837
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (b)	375	369
6.75%, 04/15/28 (b)	550	551
7.00%, 01/15/31 (b)	210	212
American Express Company
3.95%, 08/01/25	3,768	3,705
AmWINS Group, Inc.
4.88%, 06/30/29 (b)	360	335
Ardonagh Finco Ltd.
7.75%, 02/15/31 (b)	520	514
Ares Capital Corporation
3.25%, 07/15/25	2,024	1,968
AssuredPartners, Inc.
5.63%, 01/15/29 (b)	400	374
Athene Holding Ltd
6.25%, 04/01/54	2,435	2,433
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (b)	2,700	2,218
Avation Capital
8.25%, 10/31/26 (b) (e) (f)	331	301
Aviation Capital Group LLC
1.95%, 09/20/26 (b)	3,358	3,093
5.38%, 07/15/29 (b)	1,627	1,608
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (b)	4,450	4,420
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (g)	650	470
Banco De Bogota
6.25%, 05/12/26 (c)	400	395
Banco de Credito del Peru
3.13%, 07/01/30 (c)	750	722
3.13%, 07/01/30 (b)	800	770
3.25%, 09/30/31 (c)	1,250	1,163
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (b) (g)	300	310
Banco Do Brasil SA
8.75%(10 Year Treasury + 4.40%), (a) (c) (g) (h)	1,600	1,630
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	600	564
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (c) (i) (j)	6,400	1,919
Banco Industrial S.A.
4.88%, 01/29/31 (c)	950	913
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (c)	2,050	1,993
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (c) (g)	750	659
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (c) (g)	400	389
7.50%, (100, 06/27/29) (b) (g)	300	292
7.63%, (100, 01/10/28) (c) (g)	1,000	977
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (c)	1,500	1,329
Bancolombia SA
4.63%, 12/18/29	1,900	1,837
8.63%, 12/24/34	600	613
Bank of America Corporation
4.83%, 07/22/26	1,640	1,625
2.57%, 10/20/32	1,899	1,573
5.47%, 01/23/35	1,795	1,791
2.48%, 09/21/36	4,977	3,971
Bank of Montreal
3.80%, 12/15/32 (k)	3,285	3,061
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (c)	2,200	2,005
5.88%, 09/13/34 (c)	700	647
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,165	1,391
3.85%, 03/15/52	1,125	870
Brighthouse Financial, Inc.
2.00%, 06/28/28 (b)	1,300	1,131
Brown & Brown, Inc.
5.65%, 06/11/34	2,219	2,201
CaixaBank, S.A.
6.04%, 06/15/35 (b)	2,164	2,170
Citigroup Inc.
2.01%, 01/25/26	1,085	1,061
3.07%, 02/24/28	1,005	949
Citizens Financial Group, Inc.
6.65%, 04/25/35	645	667
Commonwealth Bank of Australia
4.32%, 01/10/48 (b)	1,985	1,627
Credit Agricole SA
5.34%, 01/10/30 (b) (k)	2,270	2,245
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (c) (g) (i) (j) (l)	1,100	5
DBS Group Holdings Ltd
1.82%, 03/10/31 (c)	1,200	1,127
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (b) (i) (j)	700	92
F&G Annuities & Life, Inc.
6.50%, 06/04/29	1,845	1,836
Fiserv, Inc.
5.45%, 03/15/34	2,235	2,222
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,493	2,203
3.10%, 01/12/32	2,715	2,283
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
GGAM Finance Ltd.
6.88%, 04/15/29 (b)	525	534
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (b) (e) (f)	818	787
Global Bank Corporation
5.25%, 04/16/29 (c)	700	645
Global Payments Inc.
4.95%, 08/15/27	2,270	2,246
Goldman Sachs Group Inc, The
6.75%, (3 Month Term SOFR + 1.43%), 05/15/26 (a) (e)	4,960	5,030
6.15%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,717
5.73%, 04/25/30	1,084	1,102
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (b)	200	209
Hightower Holdings LLC
6.75%, 04/15/29 (b)	315	295
HSBC Holdings PLC
6.98%, (3 Month Term SOFR + 1.64%), 09/12/26 (a) (e) (k)	4,855	4,902
HUB International Limited
7.25%, 06/15/30 (b)	260	266
Icahn Enterprises L.P.
5.25%, 05/15/27	415	390
ING Groep N.V.
5.34%, 03/19/30 (k)	1,670	1,656
Intergroup Financial Services Corp.
4.13%, 10/19/27 (c)	400	373
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (c) (g)	900	875
JPMorgan Chase & Co.
2.60%, 02/24/26	1,585	1,553
4.85%, 07/25/28	770	762
2.07%, 06/01/29	2,021	1,798
2.52%, 04/22/31	3,120	2,696
2.58%, 04/22/32	2,870	2,423
2.96%, 01/25/33	2,675	2,278
LFS Topco LLC
5.88%, 10/15/26 (b)	340	314
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (b)	1,061	1,080
6.50%, 03/26/31 (b)	215	221
Macquarie Group Limited
2.87%, 01/14/33 (b)	3,927	3,249
Markel Group Inc.
6.00%, 05/16/54	830	819
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (b)	2,475	1,496
Mitsubishi UFJ Financial Group Inc
5.43%, 04/17/35	2,230	2,224
Morgan Stanley
4.68%, 07/17/26	1,535	1,520
4.21%, 04/20/28	1,925	1,870
2.94%, 01/21/33	770	654
National Australia Bank Limited
2.99%, 05/21/31 (b)	3,300	2,778
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (b)	545	512
NatWest Markets PLC
0.80%, 08/12/24 (b)	2,240	2,227
5.41%, 05/17/29 (b)	2,190	2,192
Navient Corporation
5.00%, 03/15/27	290	277
OneMain Finance Corporation
7.13%, 03/15/26	35	36
7.50%, 05/15/31	630	638
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (k)	1,100	1,049
1.83%, 09/10/30 (b) (k)	1,400	1,336
Panther Escrow Issuer LLC
7.13%, 06/01/31 (b)	425	430
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (b)	280	255
7.88%, 12/15/29 (b)	310	320
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (c)	900	859
Royal Bank of Canada
5.15%, 02/01/34 (k)	1,115	1,104
Starwood Property Trust, Inc.
7.25%, 04/01/29 (b)	350	354
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	283	283
United Overseas Bank Limited
1.75%, 03/16/31 (c)	1,300	1,216
2.00%, 10/14/31 (c)	900	830
Wells Fargo & Company
4.81%, 07/25/28	2,230	2,199
2.88%, 10/30/30	2,280	2,019
6.49%, 10/23/34	3,355	3,577
Westpac Banking Corporation
3.02%, 11/18/36	2,695	2,214
Willis North America Inc.
4.50%, 09/15/28	4,170	4,053
		159,011
Utilities 4.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	400	342
3.87%, 07/22/31 (c)	500	408
Adani Energy Solutions Limited
4.00%, 08/03/26 (c)	1,000	946
4.25%, 05/21/36 (c)	453	375
AEP Texas Inc.
5.45%, 05/15/29	1,290	1,295
AEP Transmission Company, LLC
5.40%, 03/15/53	425	406
AES Andres B.V.
5.70%, 05/04/28 (b)	800	761
Ameren Corporation
3.65%, 02/15/26	5,000	4,845
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,464
Arizona Public Service Company
5.70%, 08/15/34	2,188	2,185
Black Hills Corporation
6.00%, 01/15/35	1,295	1,302
Boston Gas Company
3.15%, 08/01/27 (b)	5,000	4,658
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (b)	600	625
Calpine Corporation
4.50%, 02/15/28 (b)	585	556
5.13%, 03/15/28 (b)	165	159
Chile Electricity PEC SpA
0.00%, 01/25/28 (b) (d)	1,733	1,379
Clearway Energy Operating LLC
4.75%, 03/15/28 (b)	550	525
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	625	608
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (c)	200	193
3.35%, 02/09/31 (c)	200	165
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,066
DTE Energy Company
5.85%, 06/01/34	3,465	3,512
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,711
5.45%, 06/15/34	2,126	2,103
3.95%, 08/15/47	2,990	2,231
5.00%, 08/15/52	725	628
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	5,000	4,702
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (b)	1,000	930
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	652	583
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	1,900	1,643

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.38%, 02/15/31 (c)	500	413
Enel Finance International N.V.
5.13%, 06/26/29 (b)	782	770
Energuate Trust
5.88%, 05/03/27 (c)	600	577
Entergy Arkansas, LLC
5.75%, 06/01/54	1,105	1,096
Entergy Corporation
2.80%, 06/15/30	1,300	1,136
Eversource Energy
2.90%, 10/01/24	4,000	3,970
5.50%, 01/01/34	1,148	1,126
Exelon Corporation
5.45%, 03/15/34	3,925	3,897
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (c)	351	316
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	378	360
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	3,675	3,588
Georgia Power Company
2.20%, 09/15/24	2,000	1,985
GNL Quintero S.A
4.63%, 07/31/29 (c)	1,618	1,576
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,872
2.95%, 05/14/30 (b)	1,250	1,101
5.40%, 06/01/33 (b)	750	739
JSW Energy Limited
4.13%, 05/18/31 (c)	988	872
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	380	335
Kallpa Generacion S.A.
4.13%, 08/16/27 (c)	200	191
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	155	155
6.88%, 02/04/39 (b)	1,781	1,789
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	605	589
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	186	178
5.63%, 08/10/37 (c)	2,000	1,812
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (c)	422	401
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/54	1,370	1,315
6.75%, 06/15/54	493	497
NiSource Inc.
5.35%, 04/01/34	2,265	2,221
NRG Energy, Inc.
2.00%, 12/02/25 (b)	1,410	1,332
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,760
Oglethorpe Power Corporation (An Electric Membership Corporation)
5.80%, 06/01/54 (b)	327	319
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	265	249
Pacific Gas And Electric Company
6.95%, 03/15/34	2,014	2,166
6.75%, 01/15/53	5,260	5,457
San Diego Gas & Electric Company
5.35%, 04/01/53	650	614
Sempra
5.50%, 08/01/33	4,000	3,998
Southern California Edison Company
5.45%, 06/01/31	2,180	2,195
Southwestern Electric Power Company
3.25%, 11/01/51	1,745	1,102
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (b)	460	414
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	1,500	1,406
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,319
3.75%, 09/15/51	2,385	2,241
Transelec S.A.
3.88%, 01/12/29 (b)	2,500	2,354
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	305	318
6.88%, 04/15/32 (b)	315	320
		115,747
Industrials 2.6%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (b)	310	316
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (c)	400	369
4.20%, 08/04/27 (c)	500	465
4.38%, 07/03/29 (c)	800	718
3.10%, 02/02/31 (c)	500	396
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (b)	360	352
6.38%, 06/15/30 (b)	1,043	1,045
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (b)	200	202
AGCO Corporation
5.80%, 03/21/34	790	789
Air Canada
3.88%, 08/15/26 (b)	530	506
Air Lease Corporation
1.88%, 08/15/26	1,458	1,352
5.20%, 07/15/31	1,628	1,592
Allegion US Holding Company Inc.
5.60%, 05/29/34	1,851	1,851
American Airlines, Inc.
7.25%, 02/15/28 (b)	540	540
8.50%, 05/15/29 (b)	515	535
ARD Finance S.A.
6.50%, 06/30/27 (b) (f)	200	51
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (b) (h)	255	157
Artera Services, LLC
8.50%, 02/15/31 (b)	235	242
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (b)	500	504
Berry Global, Inc.
5.65%, 01/15/34 (b)	1,250	1,224
Berry Plastics Escrow Corporation
4.88%, 07/15/26 (b)	861	845
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (c) (d)	1,056	790
Boeing Company, The
6.39%, 05/01/31 (b) (l)	430	438
6.86%, 05/01/54 (b)	1,278	1,308
Bombardier Inc.
7.88%, 04/15/27 (b)	267	268
8.75%, 11/15/30 (b)	415	449
7.00%, 06/01/32 (b)	105	106
Brand Industrial Services, Inc.
10.38%, 08/01/30 (b)	295	319
Builders FirstSource, Inc.
6.38%, 03/01/34 (b)	650	643
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,630	1,563
CNH Industrial Capital LLC
5.10%, 04/20/29	1,115	1,110
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (b)	330	271
Corporation De Securite Garda World
4.63%, 02/15/27 (b)	625	598
6.00%, 06/01/29 (b)	320	292
CSX Corporation
3.80%, 11/01/46	5,637	4,372
Cummins Inc.
5.45%, 02/20/54	1,025	1,004
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (b) (h)	570	530
Element Fleet Management Corp.
6.32%, 12/04/28 (b)	2,170	2,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (b)	525	530
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (b)	1,095	944
EMRLD Borrower LP
6.75%, 07/15/31 (b)	270	273
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	430	422
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (b)	620	649
Genesee & Wyoming Inc.
6.25%, 04/15/32 (b)	1,055	1,051
Griffon Corporation
5.75%, 03/01/28	420	405
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (c)	600	579
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (b)	600	621
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,565	1,569
Jeld-Wen, Inc.
4.88%, 12/15/27 (b)	555	524
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (c)	2,618	2,585
4.35%, 04/05/36 (c)	339	310
Madison IAQ LLC
4.13%, 06/30/28 (b)	335	312
5.88%, 06/30/29 (b)	585	545
MasTec, Inc.
5.90%, 06/15/29 (l)	750	754
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (b)	525	528
MV24 Capital B.V.
6.75%, 06/01/34 (c)	1,340	1,275
Northrop Grumman Corporation
5.20%, 06/01/54	2,245	2,106
Novelis Corporation
4.75%, 01/30/30 (b)	435	404
Owens Corning
5.70%, 06/15/34	1,041	1,050
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (b)	395	369
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (b)	1,318	1,321
4.20%, 04/01/27 (b)	2,090	2,026
Pike Corporation
5.50%, 09/01/28 (b)	460	441
8.63%, 01/31/31 (b)	255	270
Regal Rexnord Corporation
6.05%, 02/15/26 (l)	866	869
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (b)	385	355
San Miguel Industrias Pet S.A.
3.50%, 08/02/28 (c)	200	175
Seaspan Corporation
5.50%, 08/01/29 (b)	330	292
Simpar Europe
5.20%, 01/26/31 (c)	400	330
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (b)	2,175	2,159
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (b)	190	210
Standard Building Solutions Inc.
4.38%, 07/15/30 (b)	645	583
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (b)	2,650	2,599
3.63%, 04/28/26 (b)	1,973	1,908
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (b)	325	315
TMS International Corp.
6.25%, 04/15/29 (b)	220	202
TransDigm Inc.
5.50%, 11/15/27	520	511
6.88%, 12/15/30 (b)	515	526
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (b)	490	535
Triton Container International Limited
3.25%, 03/15/32	1,644	1,349
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	580	540
Veralto Corporation
5.35%, 09/18/28 (b)	1,545	1,550
Verisk Analytics, Inc.
5.25%, 06/05/34	2,221	2,183
Weir Group PLC(The)
2.20%, 05/13/26 (b)	4,770	4,475
XPO, Inc.
7.13%, 06/01/31 (b)	650	666
		74,550
Energy 2.3%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (c)	776	746
Aethon United BR LP
8.25%, 02/15/26 (b)	305	308
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (c)	575	565
5.75%, 06/15/33 (b)	1,000	807
5.75%, 06/15/33 (c)	1,500	1,211
Bip-V Chinook
5.50%, 06/15/31 (b)	1,010	957
Blue Racer Midstream, LLC
7.25%, 07/15/32 (b)	520	535
BP Capital Markets America Inc.
4.89%, 09/11/33	2,248	2,185
5.23%, 11/17/34	2,205	2,188
Buckeye Partners, L.P.
6.88%, 07/01/29 (b)	730	733
Canacol Energy Ltd.
5.75%, 11/24/28 (c)	1,400	745
Cheniere Energy, Inc.
4.63%, 10/15/28	2,280	2,213
5.65%, 04/15/34 (b)	1,000	1,000
Chord Energy Corporation
6.38%, 06/01/26 (b)	500	499
Civitas Resources, Inc.
8.38%, 07/01/28 (b)	550	577
CNX Midstream Partners LP
4.75%, 04/15/30 (b)	470	423
CNX Resources Corporation
6.00%, 01/15/29 (b)	330	324
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,191
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	411	397
Enable Midstream Partners, LP
5.00%, 05/15/44 (e)	2,625	2,268
Energy Transfer LP
5.95%, 05/15/54	2,272	2,200
Exxon Mobil Corporation
4.23%, 03/19/40	2,235	1,965
Gran Tierra Energy Inc.
9.50%, 10/15/29 (b)	1,500	1,435
Guara Norte S.a r.l.
5.20%, 06/15/34 (c)	1,491	1,372
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (b)	219	222
8.00%, 05/17/26	—	—
Halliburton Company
4.85%, 11/15/35	925	878
Harvest Midstream I, L.P.
7.50%, 05/15/32 (b)	495	502
Hess Infrastructure Partners LP
5.50%, 10/15/30 (b)	330	319
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (b)	540	533
8.38%, 11/01/33 (b)	105	112
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,705	4,021

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Kodiak Gas Services, LLC
7.25%, 02/15/29 (b)	520	533
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (b)	420	376
Marathon Petroleum Corporation
5.13%, 12/15/26	1,810	1,800
Matador Resources Company
6.50%, 04/15/32 (b)	420	420
MPLX LP
5.50%, 06/01/34	2,221	2,187
Nabors Industries Ltd.
7.25%, 01/15/26 (b)	160	162
Nabors Industries, Inc.
9.13%, 01/31/30 (b)	330	342
NGL Energy Operating LLC
8.13%, 02/15/29 (b)	420	428
NGPL PipeCo LLC
3.25%, 07/15/31 (b)	1,055	901
NuStar Logistics, L.P.
6.00%, 06/01/26	510	509
ONEOK, Inc.
3.40%, 09/01/29	1,235	1,133
6.63%, 09/01/53	6,070	6,478
Parkland Corporation
4.63%, 05/01/30 (b)	290	265
PBF Holding Company LLC
6.00%, 02/15/28	220	215
Permian Resources Operating, LLC
7.00%, 01/15/32 (b)	530	545
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (c)	1,000	745
5.63%, 06/19/47 (c)	600	379
Petroleos Mexicanos
6.75%, 09/21/47	1,000	657
PT Adaro Indonesia
4.25%, 10/31/24 (c)	600	595
PT Pertamina (Persero)
1.40%, 02/09/26 (c)	400	374
Reliance Industries Limited
4.13%, 01/28/25 (c)	500	495
3.67%, 11/30/27 (c)	310	295
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,770	1,756
Schlumberger Holdings Corporation
5.00%, 11/15/29 (b)	1,792	1,778
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (b)	260	269
Southwestern Energy Company
4.75%, 02/01/32	290	266
Sunoco LP
6.00%, 04/15/27	225	225
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (b)	265	266
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,811
Transocean Inc
8.00%, 02/01/27 (b)	189	188
Vallourec
7.50%, 04/15/32 (b)	535	554
Venture Global LNG, Inc.
8.13%, 06/01/28 (b)	365	376
8.38%, 06/01/31 (b)	235	244
9.88%, 02/01/32 (b)	260	283
Vital Energy, Inc.
7.88%, 04/15/32 (b)	225	228
Weatherford International Ltd.
8.63%, 04/30/30 (b)	510	529
Williams Companies, Inc., The
5.15%, 03/15/34	3,050	2,973
		67,011
Health Care 1.8%
1375209 BC Ltd
9.00%, 01/30/28 (b) (h)	87	84
AbbVie Inc.
4.70%, 05/14/45	2,410	2,176
5.50%, 03/15/64	1,210	1,194
AdaptHealth LLC
5.13%, 03/01/30 (b)	265	232
Amgen Inc.
5.75%, 03/02/63	1,805	1,759
Bausch + Lomb Corporation
8.38%, 10/01/28 (b)	650	666
Bausch Health Companies Inc.
8.50%, 01/31/27 (b)	195	136
4.88%, 06/01/28 (b)	440	329
5.25%, 01/30/30 (b)	125	58
14.00%, 10/15/30 (b)	30	23
Bristol-Myers Squibb Company
5.50%, 02/22/44	895	885
5.55%, 02/22/54	3,575	3,522
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (b)	125	120
Centene Corporation
2.50%, 03/01/31	3,772	3,090
Community Health Systems, Inc.
6.00%, 01/15/29 (b)	285	251
6.88%, 04/15/29 (b)	130	100
4.75%, 02/15/31 (b)	330	259
CVS Health Corporation
5.30%, 06/01/33	2,244	2,190
5.88%, 06/01/53	3,360	3,220
Elevance Health, Inc.
2.38%, 01/15/25	1,563	1,540
4.55%, 05/15/52	790	664
Encompass Health Corporation
4.75%, 02/01/30	60	56
4.63%, 04/01/31	475	437
Fortrea Holdings Inc.
7.50%, 07/01/30 (b)	580	577
Gilead Sciences, Inc.
5.55%, 10/15/53	1,330	1,328
HCA Inc.
5.38%, 02/01/25	3,048	3,038
5.25%, 06/15/49	4,960	4,416
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,200	1,220
6.00%, 05/08/34	1,200	1,230
IQVIA Inc.
6.25%, 02/01/29	1,505	1,548
Lifepoint Health, Inc.
4.38%, 02/15/27 (b)	515	492
10.00%, 06/01/32 (b)	655	671
Medline Borrower, LP
6.25%, 04/01/29 (b)	160	162
Merck & Co., Inc.
4.50%, 05/17/33	1,580	1,527
ModivCare Inc.
5.00%, 10/01/29 (b)	360	253
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (b)	795	758
Organon & Co.
5.13%, 04/30/31 (b)	280	251
Owens & Minor, Inc.
6.63%, 04/01/30 (b) (h)	520	473
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	1,735	1,691
Radiology Partners, Inc.
8.50%, 01/31/29 (b) (f)	127	119
9.78%, 02/15/30 (b) (f)	89	71
Royalty Pharma PLC
2.15%, 09/02/31	2,786	2,232
Select Medical Corporation
6.25%, 08/15/26 (b)	405	407
Sotera Health Holdings, LLC
7.38%, 06/01/31 (b)	1,045	1,048
Tenet Healthcare Corporation
6.25%, 02/01/27	335	335
6.13%, 10/01/28 - 06/15/30	830	825

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,800	2,594
4.95%, 05/15/62	960	853
Viatris Inc.
1.65%, 06/22/25	1,435	1,380
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	1,245	1,252
		53,742
Consumer Discretionary 1.8%
Academy, Ltd.
6.00%, 11/15/27 (b)	755	744
Acushnet Company
7.38%, 10/15/28 (b)	265	275
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (h)	210	192
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (b)	595	531
AutoZone, Inc.
5.10%, 07/15/29	815	812
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (b)	470	455
Caesars Entertainment, Inc.
6.50%, 02/15/32 (b)	525	528
Carnival Corporation
5.75%, 03/01/27 (b)	540	534
7.00%, 08/15/29 (b)	340	352
Clarios Global LP
6.25%, 05/15/26 (b)	132	132
6.75%, 05/15/28 (b)	530	536
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (b)	260	269
Dana Incorporated
5.38%, 11/15/27	120	117
5.63%, 06/15/28 (h)	310	301
4.25%, 09/01/30	95	83
Dealer Tire, LLC
8.00%, 02/01/28 (b)	325	314
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b)	390	332
Everi Holdings Inc.
5.00%, 07/15/29 (b)	625	614
Expedia Group, Inc.
5.00%, 02/15/26	1,120	1,111
3.80%, 02/15/28	2,135	2,032
2.95%, 03/15/31 (l)	1,029	890
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (b)	330	323
Fertitta Entertainment LLC
6.75%, 01/15/30 (b)	365	320
Ford Motor Company
3.25%, 02/12/32	2,780	2,298
Full House Resorts, Inc.
8.25%, 02/15/28 (b) (h)	280	268
Gates Corporation
6.88%, 07/01/29 (b)	345	351
Group 1 Automotive, Inc.
4.00%, 08/15/28 (b)	275	254
Home Depot, Inc. , The
4.95%, 06/25/34	1,850	1,831
Hyatt Hotels Corporation
5.25%, 06/30/29	2,241	2,224
Hyundai Capital America
5.30%, 01/08/29 (b)	4,427	4,413
Installed Building Products, Inc.
5.75%, 02/01/28 (b)	425	416
LBM Acquisition, LLC
6.25%, 01/15/29 (b)	175	155
Light & Wonder, Inc.
6.63%, 03/01/30 (b)	330	322
Light and Wonder International, Inc.
7.25%, 11/15/29 (b)	245	250
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (b)	130	84
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,395	1,351
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (b)	795	790
M/I Homes, Inc.
4.95%, 02/01/28	380	366
Macy's Retail Holdings
5.88%, 04/01/29 (b)	325	315
Magic Mergeco, Inc.
5.25%, 05/01/28 (b)	350	279
7.88%, 05/01/29 (b)	350	227
Magnum Management Corporation
5.25%, 07/15/29	280	268
Marriott International, Inc.
2.75%, 10/15/33 (l)	2,860	2,306
5.30%, 05/15/34	2,230	2,185
Mattamy Homes Limited
4.63%, 03/01/30 (b)	645	595
McDonald's Corporation
4.45%, 03/01/47	2,580	2,166
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (b)	845	861
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	405	377
NCL Corporation Ltd.
5.88%, 03/15/26 (b)	165	163
8.38%, 02/01/28 (b)	315	329
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (b)	300	308
O'Reilly Automotive, Inc.
5.75%, 11/20/26	1,075	1,084
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (c)	500	453
PENN Entertainment, Inc.
4.13%, 07/01/29 (b)	200	171
PetSmart, LLC
4.75%, 02/15/28 (b)	830	771
7.75%, 02/15/29 (b)	500	486
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (b)	145	104
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (b)	525	519
5.38%, 07/15/27 (b)	1,862	1,834
7.25%, 01/15/30 (b)	80	83
6.25%, 03/15/32 (b)	310	312
Six Flags Operations Inc.
6.63%, 05/01/32 (b)	630	640
Sonic Automotive, Inc.
4.63%, 11/15/29 (b)	525	474
Staples, Inc.
10.75%, 09/01/29 (b)	110	105
Station Casinos LLC
6.63%, 03/15/32 (b)	795	792
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (b)	95	50
Tapestry, Inc.
7.05%, 11/27/25 (l)	1,100	1,119
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (h)	235	214
Univision Communications Inc.
4.50%, 05/01/29 (b)	325	274
Upbound Group, Inc.
6.38%, 02/15/29 (b)	170	163
Vail Resorts, Inc.
6.50%, 05/15/32 (b)	205	207
Viking Cruises Limited
5.88%, 09/15/27 (b)	560	554
9.13%, 07/15/31 (b)	480	520
Wheel Pros, Inc.
6.50%, 05/15/29 (b)	70	13
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (b)	585	544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
ZF North America Capital, Inc.
6.88%, 04/23/32 (b)	2,575	2,662
		51,697
Communication Services 1.6%
Acuris Finance
5.00%, 05/01/28 (b)	475	428
Altice Financing S.A.
5.00%, 01/15/28 (b)	245	186
Altice France
6.00%, 02/15/28 (b)	435	141
Altice France Holding S.A.
5.50%, 10/15/29 (b) (h)	470	310
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (b) (h)	135	91
AT&T Inc.
2.75%, 06/01/31	4,000	3,424
3.50%, 09/15/53	6,303	4,281
CCO Holdings, LLC
5.13%, 05/01/27 (b)	550	528
4.75%, 03/01/30 (b)	745	645
4.75%, 02/01/32 (b)	385	315
4.25%, 01/15/34 (b)	215	163
Charter Communications Operating, LLC
6.10%, 06/01/29	850	853
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (b)	180	188
7.50%, 06/01/29 (b)	185	155
Commscope Technologies LLC
5.00%, 03/15/27 (b)	185	76
Commscope, Inc.
4.75%, 09/01/29 (b)	160	111
Consolidated Communications, Inc.
5.00%, 10/01/28 (b)	295	244
CSC Holdings, LLC
6.50%, 02/01/29 (b)	455	333
5.75%, 01/15/30 (b)	505	190
CT Trust
5.13%, 02/03/32 (c) (h)	1,300	1,144
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	450	423
DISH DBS Corporation
5.75%, 12/01/28 (b)	525	361
5.13%, 06/01/29	285	112
Frontier Communications Holdings, LLC
5.88%, 11/01/29 (h)	479	417
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (b)	130	127
5.00%, 05/01/28 (b)	260	245
GCI, LLC
4.75%, 10/15/28 (b)	380	347
Gray Television, Inc.
10.50%, 07/15/29 (b) (h)	265	266
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (b)	235	219
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	305	109
10.50%, 04/15/29 (b)	475	474
4.50%, 04/01/30 (b)	170	93
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (b)	260	262
Lumen Technologies Inc.
8.00%, 06/01/36	230	30
Match Group Holdings II, LLC
5.00%, 12/15/27 (b)	570	547
Meta Platforms, Inc.
4.45%, 08/15/52	2,549	2,196
Millicom International Cellular SA
6.63%, 10/15/26 (c)	540	537
5.13%, 01/15/28 (c)	360	339
6.25%, 03/25/29 (c)	810	781
MVC Acquisition Corp.
5.75%, 08/01/28 (b)	280	270
NBN Co Limited
1.45%, 05/05/26 (b)	1,657	1,544
Netflix, Inc.
4.88%, 04/15/28	1,135	1,129
Network I2I Limited
5.65%, (100, 01/15/25) (c) (g)	1,300	1,289
News Corporation
5.13%, 02/15/32 (b)	160	152
Outfront Media Capital Corporation
7.38%, 02/15/31 (b)	200	209
Radiate HoldCo, LLC
4.50%, 09/15/26 (b)	85	65
Sirius XM Radio Inc.
5.50%, 07/01/29 (b)	885	831
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	4,475	4,432
Telesat Canada
4.88%, 06/01/27 (b)	55	24
6.50%, 10/15/27 (b)	70	22
T-Mobile USA, Inc.
5.15%, 04/15/34	2,245	2,207
3.40%, 10/15/52	2,630	1,797
5.50%, 01/15/55	5,000	4,817
Townsquare Media, Inc.
6.88%, 02/01/26 (b)	415	409
Verizon Communications Inc.
3.88%, 03/01/52	875	665
5.50%, 02/23/54	3,770	3,686
		45,239
Information Technology 1.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	1,850	1,751
Atlassian Corporation
5.25%, 05/15/29	1,840	1,843
Boxer Parent Company Inc.
7.13%, 10/02/25 (b)	35	35
Broadcom Inc.
3.42%, 04/15/33 (b)	3,909	3,365
3.19%, 11/15/36 (b)	2,840	2,248
Castle United States Holding Corporation
9.50%, 02/15/28 (b)	90	43
Central Parent Inc.
8.00%, 06/15/29 (b)	395	401
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (b)	230	214
Cloud Software Group, Inc.
6.50%, 03/31/29 (b)	325	312
9.00%, 09/30/29 (b)	210	204
Coherent Corp.
5.00%, 12/15/29 (b) (h)	230	218
Fortinet, Inc.
1.00%, 03/15/26	2,142	1,989
Foundry JV Holdco LLC
6.15%, 01/25/32 (b)	1,500	1,528
5.88%, 01/25/34 (b)	1,000	993
6.40%, 01/25/38 (b)	1,201	1,237
Helios Software Holdings, Inc.
4.63%, 05/01/28 (b)	450	401
Intuit Inc.
5.50%, 09/15/53	2,195	2,204
Kyndryl Holdings, Inc.
4.10%, 10/15/41	2,965	2,246
Marvell Technology, Inc.
2.95%, 04/15/31	5,203	4,483
McAfee Corp.
7.38%, 02/15/30 (b)	175	162
Minerva Merger Sub Inc
6.50%, 02/15/30 (b)	415	382
Motorola Solutions, Inc.
5.40%, 04/15/34	2,255	2,235
NetApp, Inc.
1.88%, 06/22/25	2,051	1,975
NXP B.V.
3.88%, 06/18/26	2,048	1,989
Oracle Corporation
6.25%, 11/09/32	1,290	1,366

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
3.80%, 11/15/37	810	667
Qorvo, Inc.
3.38%, 04/01/31 (b)	1,320	1,129
Renesas Electronics Corporation
2.17%, 11/25/26 (b) (l)	4,905	4,537
TSMC Global Limited
1.25%, 04/23/26 (b)	2,138	1,992
UKG Inc.
6.88%, 02/01/31 (b)	255	258
Workday, Inc.
3.70%, 04/01/29	2,347	2,200
		44,607
Materials 1.5%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	174
ArcelorMittal
6.00%, 06/17/34	1,176	1,174
Arsenal AIC Parent LLC
8.00%, 10/01/30 (b)	150	157
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (c) (h)	550	417
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (c)	200	188
8.50%, 01/23/81 (c)	1,400	1,403
Cap S.A.
3.90%, 04/27/31 (c)	1,400	1,119
3.90%, 04/27/31 (b)	600	480
CCL Industries Inc.
3.05%, 06/01/30 (b)	1,835	1,623
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (c) (g)	2,000	1,926
9.13%, (100, 03/14/28) (b) (g)	200	214
CF Industries, Inc.
5.38%, 03/15/44	2,377	2,179
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (c)	1,262	1,217
CSN Resources S.A.
5.88%, 04/08/32 (c)	1,400	1,169
CVR Partners, LP
6.13%, 06/15/28 (b)	270	260
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	193
5.25%, 09/01/29	300	299
4.63%, 08/01/30 (h)	700	674
Glencore Funding LLC
1.63%, 04/27/26 (b)	1,890	1,766
5.37%, 04/04/29 (b)	4,420	4,389
GrafTech Finance Inc.
4.63%, 12/15/28 (b) (h)	200	127
Illuminate Buyer LLC
9.00%, 07/01/28 (b)	485	489
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (c)	200	186
INEOS Finance PLC
7.50%, 04/15/29 (b)	525	531
JSW Steel Limited
5.05%, 04/05/32 (c)	200	177
MATIV Holdings, Inc.
6.88%, 10/01/26 (b) (k)	540	535
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	800	793
Minsur S.A.
4.50%, 10/28/31 (c)	1,500	1,321
Mosaic Company, The
5.38%, 11/15/28	2,215	2,224
Olympus Water US Holding Corporation
6.25%, 10/01/29 (b) (h)	200	182
Packaging Corporation of America
3.40%, 12/15/27	2,390	2,259
PT Freeport Indonesia
5.32%, 04/14/32 (c)	1,000	968
5.32%, 04/14/32 (b)	400	387
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (c)	800	792
Sasol Financing USA LLC
4.38%, 09/18/26	200	188
5.50%, 03/18/31	900	757
Sealed Air Corporation
7.25%, 02/15/31 (b)	515	531
Solvay Finance (America), LLC
5.65%, 06/04/29 (b)	724	728
Southern Copper Corporation
3.88%, 04/23/25	200	197
SunCoke Energy, Inc.
4.88%, 06/30/29 (b)	475	431
Unigel Luxembourg SA
0.00%, 10/01/26 (c) (i) (j)	400	113
UPL Corporation Limited
4.50%, 03/08/28 (c)	700	614
4.63%, 06/16/30 (c)	800	659
Vale Overseas Ltd
6.40%, 06/28/54	848	843
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	200	182
Vedanta Resources Limited
13.88%, 12/09/28 (c) (e)	1,316	1,253
W. R. Grace Holdings LLC
5.63%, 08/15/29 (b)	360	331
WestRock Company
3.75%, 03/15/25	3,783	3,736
		42,555
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,160	914
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,400	1,445
5.15%, 04/15/53	465	408
American Homes 4 Rent, L.P.
5.50%, 02/01/34	3,580	3,511
American Tower Corporation
5.55%, 07/15/33	1,150	1,149
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (b) (h)	235	141
COPT Defense Properties
2.90%, 12/01/33	1,745	1,371
Crown Castle Inc.
3.65%, 09/01/27	9,700	9,218
Equinix, Inc.
1.80%, 07/15/27	2,530	2,285
Extra Space Storage LP
5.40%, 02/01/34	2,265	2,219
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (l)	2,659	2,213
5.70%, 07/01/34	2,240	2,205
Iron Mountain Incorporated
7.00%, 02/15/29 (b)	460	468
4.50%, 02/15/31 (b)	275	248
Park Intermediate Holdings LLC
7.00%, 02/01/30 (b)	730	738
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (c)	600	585
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,695	1,675
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,100	915
Service Properties Trust
5.50%, 12/15/27	115	107
8.88%, 06/15/32	110	103
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,715	2,242
Uniti Group Inc.
10.50%, 02/15/28 (b)	250	246
VICI Properties Inc.
4.63%, 12/01/29 (b)	2,335	2,208
XHR LP
6.38%, 08/15/25 (b)	280	280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.88%, 06/01/29 (b)	740	694
		37,588
Consumer Staples 1.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	774	650
3.00%, 02/16/31 (b)	516	433
Agrosuper S.A.
4.60%, 01/20/32 (c)	700	612
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	173	173
9.75%, 07/15/27 (b)	340	338
6.00%, 06/01/29 (b) (h)	235	206
7.88%, 02/15/31 (b)	490	492
B.A.T Capital Corporation
4.54%, 08/15/47	2,002	1,536
Campbell Soup Company
5.40%, 03/21/34	1,107	1,101
Cosan Overseas Limited
8.25% (c) (g)	1,300	1,313
Coty Inc.
5.00%, 04/15/26 (b)	405	399
6.63%, 07/15/30 (b)	610	619
Dollar General Corporation
4.25%, 09/20/24	880	877
Dollar Tree, Inc.
4.00%, 05/15/25	3,804	3,747
Energizer Holdings, Inc.
6.50%, 12/31/27 (b)	225	225
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (c)	400	275
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (b) (h)	635	548
Keurig Dr Pepper Inc.
5.20%, 03/15/31	2,180	2,174
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (b)	320	328
8.25%, 06/30/31 (b)	265	265
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (b)	345	342
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (c)	1,600	1,328
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	295	22
Metis Merger Subordinated LLC
6.50%, 05/15/29 (b)	390	364
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	1,700	1,403
8.88%, 09/13/33 (b)	200	207
Movida Europe S.A.
7.85%, 04/11/29 (b)	500	470
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (b)	85	36
Philip Morris International Inc.
5.25%, 02/13/34	2,245	2,200
Post Holdings, Inc.
5.50%, 12/15/29 (b)	130	125
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (b)	225	221
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (c)	1,416	1,407
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (c) (d)	1,750	1,198
Triton Water Holdings Incorporated
6.25%, 04/01/29 (b)	295	284
U.S. Foods Inc.
7.25%, 01/15/32 (b)	580	602
United Natural Foods, Inc.
6.75%, 10/15/28 (b)	475	428
VT Topco, Inc.
8.50%, 08/15/30 (b)	535	562
Wand NewCo 3, Inc.
7.63%, 01/30/32 (b)	315	325
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (b)	425	416
		28,251
Total Corporate Bonds And Notes (cost $760,385)		719,998
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.2%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (e)	1,177	984
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,250	2,249
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 5.68%, (1 Month Term SOFR + 0.22%), 01/25/37 (a) (e)	2,639	1,357
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.71%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (e)	2,433	1,639
ACHV ABS Trust 2023-3PL
Series 2023-B-3PL, 7.17%, 08/19/30	3,260	3,264
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 8.33%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,003
AIMCO CLO Series 2018-A
Series 2018-D-AA, 8.13%, (3 Month Term SOFR + 2.81%), 04/17/31 (a)	1,000	1,001
Aligned Data Centers Issuer, LLC
Series 2023-A2-1A, 6.00%, 08/15/28	5,250	5,221
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,242	2,752
Alternative Loan Trust 2005-43
Series 2005-A3-32T1, REMIC, 6.25%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,661	2,508
Series 2005-1A2-27, REMIC, 6.55%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	175	162
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 6.12%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (e)	2,865	2,571
Series 2005-2A1-J12, REMIC, 6.00%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (e)	5,786	2,924
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,600	2,281
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,225	1,744
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,411	1,790
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,157	1,974
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.70%, (1 Month Term SOFR + 0.35%), 06/25/36 (a) (e)	4,681	4,198
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 5.83%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (e)	697	732
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	3,127	2,728
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 5.83%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (e)	2,096	1,825
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 6.04%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	5,562	4,555
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,154	2,330
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,994	2,762
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.82%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (e)	137	121
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,587
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,749
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,289
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,745
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,838
Apidos CLO XII
Series 2013-DR-12A, 8.19%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	1,000
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 7.93%, (1 Month Term SOFR + 2.60%), 02/20/29 (a)	1,820	1,815
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 6.04%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	10,786	5,685
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (e)	13,332	2,944
Atrium XIII
Series D-13A, 8.29%, (3 Month Term SOFR + 2.96%), 11/21/30 (a)	1,000	998
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 8.57%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,015
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 10.32%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	518
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	1,502
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 5.10%, 02/20/35 (a)	226	211
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,461
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,062
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,733
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,626
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,125
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	585
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,046
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.56%, 05/25/35 (a)	2,084	1,962
Bank5 2024-5Yr7
Series 2024-A2-5YR7, REMIC, 5.79%, 02/16/29	2,000	2,021
Barings CLO Ltd 2018-I
Series 2018-C-1A, 8.19%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	987
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.99%, (3 Month Term SOFR + 3.66%), 04/15/36 (a)	500	498
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.79%, (3 Month Term SOFR + 3.46%), 10/15/36 (a)	1,000	1,000
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (e)	4,330	2,887
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,571
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,054
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,658
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,432
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,857
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	1
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	7
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.79%, 03/27/47 (a)	4,102	3,414
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	180
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.84%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (e)	1,308	1,298
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.51%, 03/26/37 (a)	49	46
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,982	1,453
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.31%, 05/25/35 (a)	80	75
Series 2005-22A1-7, REMIC, 4.98%, 09/25/35 (a)	65	38
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 5.04%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	—
Series 2002-1A1-11, REMIC, 6.37%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.50%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.01%, 01/25/34 (a)	31	29
Series 2004-2A1-8, REMIC, 4.74%, 11/25/34 (a)	138	131
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.16%, 01/26/36 (a)	149	108
Series 2007-2A1-R6, REMIC, 4.20%, 12/26/46 (a)	120	90
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.43%, 02/17/28 (a)	1,997	1,664
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	905
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,673
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,376
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,213
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	3,446	2,832
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,672
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,442
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (e)	8,719	8,780
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 8.59%, (1 Month Term SOFR + 3.26%), 08/15/28 (a)	2,500	2,521
Campbellsville Independent School District
Series 2018-DR-27A, 9.42%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,503

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 8.34%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (b)	1,134	1,112
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 8.39%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	990
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.89%, (3 Month Term SOFR + 3.56%), 10/16/34 (a)	1,000	1,001
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.69%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	1,002
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 8.64%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	1,002
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.89%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	986
CARLYLE US CLO 2019-4 LTD
Series 2019-A2R-4A, 7.08%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,000
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	2,570	2,430
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 8.21%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,000
Series 2021-D1-8A, 9.01%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	999
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.18%, 01/25/37 (a) (e)	2,556	725
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	1,207
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,775
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.64%, 12/25/35 (a)	62	59
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	336	121
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 8.64%, (3 Month Term SOFR + 3.31%), 10/16/34 (a)	500	502
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	615	540
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-B-GC36, REMIC, 4.90%, 01/12/26 (a)	2,892	2,460
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,863	2,749
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,466
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,968
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,859
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.25%, 10/25/37 (a) (e)	1,652	1,558
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,205
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	633	587
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.78%, (1 Year Treasury + 2.40%), 10/25/35 (a)	8	7
Series 2005-1A3A-8, REMIC, 4.77%, 11/25/35 (a)	1,136	1,105
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.58%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (e)	219	150
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,104
COMM 2014-LC17 Mortgage Trust
Series 2014-AM-LC17, REMIC, 4.19%, 09/10/24 (a)	2,200	2,145
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.95%, 03/12/48 (a)	89,320	209
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.42%, 01/10/25 (a)	200	180
Cook Park CLO, Ltd.
Series 2018-D-1A, 8.18%, (3 Month Term SOFR + 2.86%), 04/17/30 (a)	2,000	2,000
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 6.06%, 03/25/32 (a)	11	10
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	989
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	344
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.31%, 11/17/27 (a)	2,360	1,819
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,303
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	3,495	2,957
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (a)	1,175	899
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	7,566	7,082
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,273	607
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	204	191
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	624
CWABS, Inc.
Series 2004-M1-3, REMIC, 6.21%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (e)	24	24
Series 2005-3A2A-HYB9, REMIC, 7.76%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	11	10
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,074	1,032
Series 2004-A2-HYB6, REMIC, 5.31%, 11/21/34 (a)	234	223
Series 2004-A3-22, REMIC, 4.71%, 11/25/34 (a)	84	77
Series 2004-1A1-HYB9, REMIC, 5.07%, 02/20/35 (a)	14	14
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,041	1,802
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	904	445
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,844	1,718
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,774
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.61%, (1 Month Term SOFR + 0.26%), 02/25/47 (a)	2,515	1,386
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.84%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (e)	4,949	4,132
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 8.68%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (b)	1,000	1,002
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.84%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	993
Dryden 57 CLO Ltd
Series 2018-D-57A, 8.13%, (3 Month Term SOFR + 2.81%), 05/15/31 (a)	1,000	970

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 8.59%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	1,995
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.89%, (3 Month Term SOFR + 2.56%), 10/20/34 (a)	500	500
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 8.08%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	507
Series 2023-C-2A, 8.73%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	510
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,425	1,397
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,705
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,110	3,089
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.93%, 10/25/35 (a)	221	197
Series 2005-4A1-AR6, REMIC, 5.44%, 02/25/36 (a)	41	38
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,065
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 8.59%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	1,001
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.99%, (3 Month Term SOFR + 6.66%), 10/15/30 (a)	2,000	1,998
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	582	540
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 9.72%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,031
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	537	436
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 8.09%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	1,000
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (a)	2,300	2,231
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 6.63%, (1 Month Term SOFR + 1.30%), 07/16/35 (a) (e)	1,898	146
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.06%, 09/25/35 (a)	83	78
Series 2005-6A1-AR7, REMIC, 4.38%, 11/25/35 (a)	24	22
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,764
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	7,869
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (e)	372	355
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.90%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (e)	15,461	3,413
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.89%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (e)	28	26
Series 2005-3A1-4, REMIC, 5.11%, 07/19/35 (a)	129	95
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,712	4,475
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (e)	5,123	5,182
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (e)	1,596	1,382
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (e)	5,415	1,632
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.64%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (e)	361	236
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,094
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.55%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.80%, 08/25/35 (a)	774	583
Series 2005-1A1-AR31, REMIC, 3.68%, 01/25/36 (a)	147	127
Invesco US CLO 2023-3 Ltd
Series 2023-B-3A, 7.98%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,009
Series 2023-C-3A, 8.48%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	505
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
Series 2013-AS-LC11, REMIC, 3.22%, 04/01/46	1,273	1,174
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,547	417
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 6.28%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (e)	1,957	2,027
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	24
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	16	15
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.10%, 09/17/24 (a)	3,663	3,237
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.96%, 10/17/50 (a)	83,688	1,729
Katayma CLO I, Ltd.
Series 2023-D-1A, 10.64%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,014
LCM 28 Ltd
Series D-28A, 8.54%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	989
LCM XIV Limited Partnership
Series DR-14A, 8.34%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (b)	2,000	1,929
LCM XV LP
Series DR-15A, 9.29%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,745
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 5.96%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,553	3,215
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 5.81%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (e)	2,318	2,202
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.63%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (e)	3,511	2,788
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 7.79%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,941
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.98%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	994
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (b) (e)	4,300	3,907
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 8.54%, (3 Month Term SOFR + 3.21%), 10/22/30 (a)	2,000	1,979

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 8.74%, (3 Month Term SOFR + 3.41%), 07/17/34 (a)	1,000	1,003
Magnetite XXIX, Limited
Series 2021-E-29A, 11.34%, (3 Month Term SOFR + 6.01%), 01/17/34 (a)	500	500
Marble Point CLO XI Ltd
Series 2017-B-2A, 7.09%, (3 Month Term SOFR + 1.76%), 12/18/30 (a)	500	498
MARBLE POINT CLO XXI LTD
Series 2021-D1-3A, 9.08%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,003
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 9.58%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (e)	569	537
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (e)	3,779	3,187
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 5.56%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (e)	271	74
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,286	748
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.11%), 06/25/36 (a)	1,094	636
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 6.01%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	9	9
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.96%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (e)	18	17
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.64%, 05/25/33 (a)	56	53
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 7.20%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,000	978
MF1 2023-FL12 LLC
Series 2023-B-FL12, 8.49%, (1 Month Term SOFR + 3.17%), 11/19/38 (a)	2,500	2,513
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.14%, (1 Month Term SOFR + 1.80%), 03/19/39 (a)	2,680	2,678
Series 2024-AS-FL14, REMIC, 7.64%, (1 Month Term SOFR + 2.30%), 03/19/39 (a)	2,500	2,515
MF1 2024-FL15 LLC
Series 2024-A-FL15, 0.00%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,400	2,394
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (e)	4,795	4,822
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 4.04%, 09/25/30 (a)	8,210	7,127
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	296
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	2,000	1,662
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31 (a)	4,713	3,667
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.64%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (e)	10,341	3,807
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 5.69%, 10/25/60 (a)	12,569	12,442
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.98%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (e)	605	590
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	714	667
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	587	518
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	816	717
Series 2020-B-1A, 3.10%, 11/22/32	1,020	866
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	929	761
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,851	2,643
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	116	116
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,217
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	6,786	6,591
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,207	3,889
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 8.49%, (3 Month Term SOFR + 3.16%), 04/17/34 (a)	2,000	1,994
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 8.19%, (3 Month Term SOFR + 2.86%), 01/15/30 (a) (b)	1,000	1,001
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,136
Niagara Park CLO, Ltd.
Series 2019-BR-1A, 7.18%, (3 Month Term SOFR + 1.86%), 07/17/32 (a)	500	501
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,423
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,774	1,705
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 8.64%, (3 Month Term SOFR + 3.31%), 04/20/34 (a)	2,000	2,001
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (e)	3,905	3,916
Ocean Trails CLO V
Series 2014-DRR-5A, 9.04%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	992
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 8.89%, (3 Month Term SOFR + 3.56%), 03/18/30 (a)	2,500	2,501
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 8.34%, (3 Month Term SOFR + 3.01%), 01/21/31 (a) (b)	1,000	1,002
Series 2017-D-1A, 11.89%, (3 Month Term SOFR + 6.56%), 01/21/31 (a) (b)	1,000	972
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 8.44%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	981
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.94%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	964
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 8.58%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	491
Octagon Investment Partners XXI Ltd
Series 2014-A2R3-1A, 6.98%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	500	500
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 8.33%, (3 Month Term SOFR + 3.01%), 02/14/31 (a)	500	500
OCTAGON INVT P 34 17 1A 144A
Series 2017-D-34, 8.09%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,000
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.79%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,512
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 6.22%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (e)	2,950	2,793
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 5.72%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (e)	611	363

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 5.58%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (e)	1,488	1,381
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	957	951
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 6.43%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (e)	5,000	4,090
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 07/28/27 (a)	1,227	1,230
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	3	3
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,825	4,639
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,054
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,063
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,051
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,834
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,900	5,404
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (e)	1,658	1,610
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/25 (e)	2,799	2,788
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,408	1,912
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.80%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (e)	896	808
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (e)	3,374	1,565
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (e)	1,983	729
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,784	2,408
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.26%, 01/25/36 (a)	3,204	2,262
Series 2006-A5-QS1, REMIC, 6.37%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,769	2,871
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (b)	4,000	3,852
Series 2023-B-1A, 5.75%, 09/15/28 (b)	3,000	2,846
RR 4 Ltd
Series 2018-C-4A, 8.54%, (3 Month Term SOFR + 3.21%), 04/15/30 (a) (b)	1,000	1,004
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,840	1,629
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.92%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (e)	12,910	5,431
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 5.58%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (e)	215	43
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,160
Interest Only, Series 2016-XA-C5, REMIC, 2.01%, 10/13/48 (a)	28,863	713
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.31%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (e)	16,014	2,881
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,060
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,633	1,532
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,785	1,548
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.16%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (b)	898	893
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	915	909
Sound Point CLO 36 Ltd
Series 2023-B-36A, 8.17%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (b)	500	509
Series 2023-C-36A, 8.72%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (b)	500	503
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 10.09%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	955
Sound Point CLO XX Ltd
Series 2018-C-2A, 7.54%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	491
Sound Point CLO XXIII
Series 2019-DR-2A, 8.89%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,918
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 7.29%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	994
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.84%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	963
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.84%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (e)	5,884	3,045
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (b) (e)	1,890	1,765
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,820	3,626
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	859	811
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,167
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 8.19%, (3 Month Term SOFR + 2.86%), 01/15/30 (a)	2,000	2,003
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 6.08%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (e)	1,004	921
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.95%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (e)	82	76
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.72%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (e)	256	105
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 6.11%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (e)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (e)	3,246	2,214
STWD 2019-FL1, Ltd.
Series 2019-C-FL1, 7.39%, (1 Month Term SOFR + 2.06%), 10/15/24 (a)	350	343
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	2,000	2,035
Sunnova Helios IV Issuer, LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,692	1,539
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,219	2,200
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (b)	2,607	2,219
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,597	2,379
Switch ABS Issuer LLC
Series 2024-A2-2A, 5.44%, 06/25/54	3,000	2,906
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	1,993

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 8.64%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	992
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (e)	2,527	2,341
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 8.39%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	1,001
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 8.49%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,501
Series 2018-E-1, 11.09%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	488
THL Credit Wind River CLO Ltd.
Series 2016-BR-2A, 7.39%, (3 Month Term SOFR + 2.06%), 11/03/31 (a)	1,000	1,000
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 05/17/32 (b) (e)	730	721
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,930
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,641	3,163
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 9.37%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,505
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,077	1,892
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.64%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (e)	2,257	2,240
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	3,794	3,708
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	448
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (a)	3,298	2,875
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,792
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,350
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,017
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.84%, 03/12/46 (a)	2,351	1,987
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	510	489
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	283	282
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	962	932
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	8	8
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	1,971	1,945
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,690
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	1,962	1,753
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,430
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (e)	1,973	1,921
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (e)	2,686	2,609
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (e)	2,965	2,885
Venture XIV CLO Ltd
Series 2013-BRR-14A, 7.15%, (3 Month Term SOFR + 1.81%), 08/28/29 (a)	375	375
Venture XVIII CLO, Limited
Series 2014-BR-18A, 7.24%, (3 Month Term SOFR + 1.91%), 10/15/29 (a)	1,000	1,003
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (e)	1,863	1,821
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,376
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (e)	5,528	5,511
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (e)	534	527
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (e)	457	451
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 8.39%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	990
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 8.34%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	980
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,379	2,114
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 6.58%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (e)	67	67
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 6.35%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 5.01%, 01/25/36 (a)	141	125
Series 2005-A1A1-AR13, REMIC, 6.04%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (e)	17	16
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.17%, 02/25/37 (a)	829	707
Series 2007-4A1-HY1, REMIC, 4.33%, 02/25/37 (a)	79	70
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.25%, 08/25/36 (a)	785	714
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.97%, 07/25/37 (a)	141	124
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 5.98%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (e)	1,240	1,038
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 6.55%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	16	16
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,985	1,749
WB Commercial Mortgage Trust 2024-HQ
Series 2024-A-HQ, REMIC, 6.13%, 03/17/28 (a)	2,436	2,435
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	1,991	1,992
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.80%, 12/25/37 (a)	378	339
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,482
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.74%, 03/17/51 (a)	59,949	1,038
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,727
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	830
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,830	2,377
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,383
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	835
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	2,043	1,742
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,943
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (e)	3,856	3,410
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 8.59%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	980
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 8.49%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	997
Series 2014-ER-2A, 11.34%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	821
Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 8.59%, (3 Month Term SOFR + 3.26%), 07/15/30 (a)	2,000	1,982
Total Non-U.S. Government Agency Asset-Backed Securities (cost $758,498)		670,089
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Industrials 1.2%
Access CIG, LLC
2023 Term Loan, 10.33%, (SOFR + 5.00%), 08/15/28 (a)	561	563
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 06/17/28 (a)	656	657
Air Canada
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 2.50%), 03/14/31 (a)	190	190
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (a)	594	594
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	760	757
AllSpring Buyer LLC
Term Loan B, 8.68%, (3 Month Term SOFR + 3.25%), 04/21/28 (a)	661	659
American Airlines, Inc.
2021 Term Loan, 10.33%, (3 Month SOFR + 4.75%), 03/10/28 (a)	340	351
2023 1st Lien Term Loan, 7.77%, (SOFR + 2.50%), 05/29/29 (a)	519	518
APi Group DE, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	35	35
APX Group, Inc.
2021 Term Loan B, 8.07%, (3 Month Term SOFR + 2.75%), 07/01/28 (a)	523	524
2021 Term Loan B, 10.25%, (Prime + 1.75%), 07/01/28 (a)	2	2
Ardonagh Group FinCo Pty Limited
Term Loan B, 0.00%, (SOFR + 3.75%), 02/28/31 (a) (m)	505	504
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	389	390
BCPE Empire Holdings, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 12/11/28 (a) (m)	385	385
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 12/25/28 (a)	615	614
Brown Group Holding, LLC
Term Loan B, 8.18%, (SOFR + 2.75%), 12/31/24 (a)	516	515
Carnival Corporation
2024 Term Loan B2, 8.07%, (SOFR + 2.75%), 08/09/27 (a)	95	96
2024 Term Loan B1, 8.07%, (SOFR + 2.75%), 10/18/28 (a)	508	509
Castlelake Aviation Limited
Term Loan B, 7.84%, (3 Month Term SOFR + 2.50%), 10/22/26 (a)	536	537
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (a)	654	655
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (a)	438	438
Columbus McKinnon Corporation
2024 Term Loan, 7.81%, (3 Month Term SOFR + 2.50%), 05/14/28 (a)	38	38
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	420	413
Cornerstone Building Brands, Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	217	212
2024 Term Loan B, 9.83%, (SOFR + 4.50%), 05/05/31 (a)	55	55
CPI Holdco B LLC
Term Loan, 7.32%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	145	145
CQP Holdco LP
2023 4th Amendment Term Loan, 8.30%, (3 Month Term SOFR + 3.00%), 12/31/30 (a)	414	414
Crosby US Acquisition Corp.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/12/29 (a)	129	130
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	1,017	1,016
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (a)	458	457
2021 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 03/18/29 (a)	80	78
Dun & Bradstreet Corporation (The)
2024 Term Loan B, 8.10%, (SOFR + 2.75%), 01/18/29 (a)	283	283
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 8.83%, (1 Month Term SOFR + 3.50%), 08/24/28 (a)	491	493
2024 Term Loan B2, 8.83%, (1 Month Term SOFR + 3.50%), 08/24/28 (a)	189	190
EAB Global, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 12/31/24 (a) (m)	455	454
Echo Global Logistics, Inc.
Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	204	201
Edelman Financial Center, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 03/15/28 (a)	806	807
2024 2nd Lien Term Loan, 10.58%, (SOFR + 5.25%), 10/23/28 (a)	205	205
Eisner Advisory Group LLC
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	328	331
Element Materials Technology Group US Holdings Inc
2022 USD Delayed Draw Term Loan, 9.66%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	78	78
2022 USD Term Loan, 9.66%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	168	169
EMRLD Borrower LP
Term Loan, 0.00%, (SOFR + 2.50%), 06/18/31 (a) (m)	255	255
Everi Holdings Inc.
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 2.50%), 12/31/24 (a)	150	150
Fertitta Entertainment, LLC
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (f)	991	992

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
First Advantage Holdings, LLC
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 01/31/27 (a)	438	438
Focus Financial Partners, LLC
2021 Term Loan B4, 7.85%, (1 Month Term SOFR + 2.50%), 12/31/24 (a) (f)	752	751
2024 Term Loan B7, 8.08%, (1 Month Term SOFR + 2.75%), 06/30/28 (a)	85	84
Fortrea Holdings Inc
Term Loan B, 9.08%, (SOFR + 3.75%), 06/12/30 (a)	53	53
Garda World Security Corporation
2022 Term Loan B, 9.59%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	559	562
Gates Global LLC
2022 Term Loan B4, 8.33%, (1 Month Term SOFR + 3.00%), 11/09/29 (a)	118	118
Grant Thornton Advisors LLC
Term Loan B, 8.60%, (SOFR + 3.25%), 05/30/31 (a)	300	301
GTCR Everest Borrower LLC
Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (a) (m)	180	180
GTCR W Merger Sub LLC
USD Term Loan B, 8.31%, (1 Month Term SOFR + 3.00%), 09/21/30 (a)	540	540
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	571	572
Homeserve USA Holding Corp
Term Loan, 7.85%, (1 Month Term SOFR + 2.50%), 10/12/30 (a)	205	205
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.08%, (1 Month Term SOFR + 3.75%), 01/19/29 (a)	354	355
Kestrel Bidco Inc.
Term Loan B, 8.43%, (SOFR + 3.00%), 07/31/26 (a)	36	36
KKR Apple Bidco, LLC
2021 Term Loan, 8.19%, (1 Month Term SOFR + 2.75%), 07/14/28 (a)	288	288
LaserShip, Inc.
2021 Term Loan, 10.07%, (3 Month Term SOFR + 4.50%), 04/30/28 (a)	114	96
2021 2nd Lien Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 05/07/29 (a)	75	54
LBM Acquisition LLC
2024 Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 06/06/31 (a)	414	407
LC Ahab US Bidco LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/14/31 (a)	350	350
Madison IAQ LLC
Term Loan, 8.57%, (SOFR + 3.25%), 06/15/28 (a)	604	604
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.42%, (3 Month Term SOFR + 4.00%), 11/18/28 (a)	183	148
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (a)	213	217
Mirion Technologies, Inc.
2024 Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 10/20/28 (a)	265	265
Modena Buyer LLC
Term Loan, 0.00%, (SOFR + 4.50%), 04/03/31 (a) (m)	305	297
OVG Business Services LLC
Term Loan, 0.00%, (SOFR + 3.00%), 06/13/31 (a) (m)	335	334
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (a)	1,086	1,087
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	389	389
Quikrete Holdings, Inc.
2024 Term Loan B1, 7.58%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	243	243
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 03/18/31 (a)	75	75
Radnet Management, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 04/10/31 (a)	135	135
Resideo Funding Inc.
2024 M&A Term Loan B, 0.00%, (3 Month Term SOFR + 2.00%), 05/21/31 (a) (m)	335	334
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (a)	127	129
SMG US Midco 2, Inc.
2020 Term Loan, 8.09%, (3 Month Term SOFR + 2.50%), 01/23/25 (a)	595	595
Southern Veterinary Partners, LLC
2024 Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 10/05/27 (a)	715	715
Spin Holdco Inc.
2021 Term Loan, 9.60%, (3 Month SOFR + 4.00%), 02/26/28 (a)	168	142
Tamko Building Products, LLC
2023 Term Loan, 8.59%, (1 Month Term SOFR + 3.25%), 09/13/30 (a)	228	228
Tecta America Corp.
2021 Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	301	302
Tempo Acquisition LLC
2024 Term Loan B, 7.60%, (SOFR + 2.25%), 08/31/28 (a)	263	264
Tiger Acquisition, LLC
2021 Term Loan, 8.68%, (SOFR + 3.25%), 05/21/28 (a)	257	255
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (a)	505	506
TK Elevator US Newco Inc
USD Term Loan B, 8.79%, (SOFR + 3.50%), 04/11/30 (a)	683	686
TransDigm, Inc.
2024 Term Loan I, 8.06%, (SOFR + 2.75%), 08/24/28 (a)	733	734
2023 Term Loan J, 7.84%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	190	190
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.56%, (3 Month Term SOFR + 8.00%), 02/28/25 (a) (f)	256	231
United Airlines, Inc.
2024 Term Loan B, 8.09%, (SOFR + 2.75%), 02/15/31 (a)	474	474
Viad Corp
Initial Term Loan, 9.58%, (SOFR + 4.25%), 12/31/24 (a)	289	289
VT Topco, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/12/30 (a)	164	165
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	190	191
WEC US Holdings Ltd.
2024 Term Loan, 8.07%, (1 Month Term SOFR + 2.75%), 01/20/31 (a)	530	530
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	1,015	1,019
White Cap Buyer LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/19/29 (a) (m)	100	100
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.57%, (3 Month SOFR + 4.00%), 07/22/28 (a)	206	207
		34,529

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Information Technology 0.5%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (a)	200	201
2024 2nd Lien Term Loan, 10.56%, (3 Month Term SOFR + 5.25%), 02/07/32 (a)	140	145
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (a)	504	504
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (a)	155	151
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.44%, (3 Month Term SOFR + 8.88%), 10/22/29 (a)	220	52
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	665	662
Banff Merger Sub Inc
2023 USD Term Loan, 9.33%, (1 Month Term SOFR + 4.25%), 12/08/28 (a)	751	752
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	523	524
Castle US Holding Corporation
USD Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 02/28/27 (a)	—	—
USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 02/28/27 (a)	143	88
Central Parent Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	1,168	1,150
Conservice Midco, LLC
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 05/13/27 (a)	308	308
CoreLogic, Inc.
Term Loan, 8.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	154	152
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 09/08/26 (a)	311	293
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 08/01/24 (a) (i) (j)	142	2
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	406	396
2021 2nd Lien Term Loan, 12.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	111	98
Endure Digital Inc.
Term Loan, 8.94%, (6 Month Term SOFR + 3.50%), 01/27/28 (a)	323	298
Energizer Holdings, Inc.
2024 Term Loan B, 7.34%, (SOFR + 2.00%), 12/22/27 (a)	208	208
Epicor Software Corporation
2024 Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 05/23/31 (a)	152	153
Gainwell Acquisition Corp.
Term Loan B, 9.41%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	833	806
Helios Software Holdings, Inc.
2024 Term Loan, 9.05%, (SOFR + 3.75%), 07/15/30 (a)	403	403
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.45%, (3 Month SOFR + 4.00%), 12/31/24 (a)	507	507
Informatica LLC
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 10/30/28 (a)	459	460
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.35%, (SOFR + 4.00%), 06/30/27 (a)	150	150
Iron Mountain, Inc.
2023 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	502	500
Ivanti Software, Inc.
2021 Term Loan B, 9.81%, (3 Month SOFR + 4.25%), 11/20/27 (a)	138	109
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.33%, (SOFR + 3.00%), 10/15/27 (a) (f)	278	275
McAfee, LLC
2022 USD Term Loan B, 8.58%, (SOFR + 3.75%), 02/03/29 (a)	443	442
2024 USD Term Loan B, 8.58%, (SOFR + 3.25%), 03/01/29 (a)	40	40
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.58%, (SOFR + 3.25%), 06/05/31 (a)	1,010	1,000
Term Loan, 0.00%, (SOFR + 5.25%), 06/07/32 (a) (m)	225	224
Peraton Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/22/28 (a)	401	401
PointClickCare Technologies, Inc.
2024 Term Loan B, 9.31%, (SOFR + 3.00%), 12/29/27 (a)	189	190
Polaris Newco LLC
USD Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 06/03/28 (a)	335	334
Proofpoint, Inc.
2024 Term Loan, 8.32%, (SOFR + 3.00%), 08/31/28 (a)	656	657
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (a)	652	654
UKG Inc.
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (a)	925	928
Ultra Clean Holdings, Inc
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 02/27/28 (a)	254	254
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	292	253
		14,724
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (a)	238	232
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	318	320
Aveanna Healthcare, LLC
2021 Term Loan B, 9.20%, (SOFR + 3.75%), 12/31/24 (a)	316	302
2021 2nd Lien Term Loan, 12.50%, (3 Month SOFR + 7.00%), 12/08/29 (a)	147	135
Bausch & Lomb Corporation
Term Loan, 8.69%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	1,809	1,788
2023 Incremental Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	238	237
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.46%, (SOFR + 2.00%), 05/18/26 (a)	1,108	1,107
CNT Holdings I Corp
2020 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	388	389
Concentra Health Services Inc
Term Loan, 0.00%, (SOFR + 2.25%), 06/26/31 (a) (m)	220	221
Curium BidCo S.a r.l.
2024 USD Term Loan B, 9.30%, (SOFR + 4.00%), 07/31/29 (a)	396	397
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.46%, (3 Month SOFR + 2.00%), 11/15/27 (a)	360	354
LifePoint Health, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 11/16/28 (a) (m)	605	608
2024 Incremental Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 05/09/31 (a)	75	75
Medline Borrower, LP
Term Loan, 0.00%, (SOFR + 2.25%), 10/23/28 (a) (m)	145	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 10/23/28 (a)	503	504
Option Care Health, Inc.
2021 Term Loan B, 7.58%, (1 Month USD LIBOR + 2.25%), 10/18/28 (a)	60	60
Organon & Co
2024 USD Term Loan B, 7.83%, (SOFR + 2.50%), 05/14/31 (a)	214	214
Pacific Dental Services, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 03/07/31 (a)	384	384
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (a) (f)	345	343
Radiology Partners Inc
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/31/29 (a) (m)	105	99
2024 Extended Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	316	299
Sotera Health Holdings, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 05/30/31 (a)	1,000	997
Team Health Holdings, Inc.
2022 Term Loan B, 10.58%, (1 Month Term SOFR + 5.25%), 03/02/27 (a)	—	—
2022 Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (f)	143	133
		9,343
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	340	340
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	235	234
Term Loan, 0.00%, (SOFR + 3.25%), 11/06/30 (a) (m)	50	50
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.83%, (1 Month Term SOFR + 3.50%), 11/06/30 (a)	483	484
AmWINS Group, Inc.
2021 Term Loan B, 7.69%, (SOFR + 2.25%), 02/16/28 (a)	95	95
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	584	585
Asurion LLC
2021 Term Loan B9, 8.69%, (SOFR + 3.25%), 02/05/28 (a)	619	607
2021 2nd Lien Term Loan B3, 10.69%, (SOFR + 5.25%), 02/05/28 (a)	100	93
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (a)	119	118
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (a)	200	184
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (a) (m)	270	269
Chamberlain Group Inc
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 10/22/28 (a)	337	336
Cotiviti Corporation
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (a)	474	471
Cross Financial Corp
2024 Term Loan B2, 8.83%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	308	308
Greystone Select Financial LLC
Term Loan B, 10.59%, (3 Month Term SOFR + 5.00%), 12/31/24 (a)	120	119
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.31%, (3 Month Term SOFR + 3.75%), 12/22/26 (a)	398	397
Term Loan, 0.00%, (SOFR + 4.00%), 06/27/31 (a) (m)	165	164
Mavis Tire Express Services Corp.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	469	470
OneDigital Borrower LLC
2021 Term Loan, 9.68%, (SOFR + 4.25%), 11/16/27 (a)	604	602
Term Loan, 0.00%, (SOFR + 3.25%), 06/12/31 (a) (m)	710	707
Term Loan, 0.00%, (SOFR + 5.25%), 06/12/32 (a) (m)	235	234
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.69%, (SOFR + 4.25%), 11/04/28 (a)	—	—
Term Loan B, 9.84%, (3 Month Term SOFR + 4.25%), 11/04/28 (a)	138	91
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 02/04/28 (a)	221	221
Sedgwick Claims Management Services, Inc.
Term Loan B, 0.00%, (SOFR + 3.00%), 06/27/31 (a) (m)	590	589
Starwood Property Trust, Inc.
2021 Term Loan B3, 8.68%, (SOFR + 3.25%), 07/26/26 (a)	153	154
Trans Union, LLC
Term Loan B, 7.09%, (SOFR + 1.75%), 06/06/31 (a)	190	189
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	190	190
		8,301
Materials 0.3%
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	239	239
Ecovyst Catalyst Technologies, LLC
2024 Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 06/09/31 (a)	710	710
Graham Packaging Company Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 08/04/27 (a)	502	502
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (3 Month SOFR + 4.50%), 03/02/29 (a)	518	515
Illuminate Buyer, LLC
2024 Term Loan B, 8.94%, (SOFR + 3.50%), 12/31/29 (a)	328	329
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (a)	525	523
INEOS US Finance LLC
2023 USD Term Loan B, 8.93%, (SOFR + 3.50%), 02/09/30 (a)	491	488
Term Loan, 0.00%, (SOFR + 3.25%), 02/19/30 (a) (m)	435	432
2024 USD Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/30/31 (a)	125	125
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (3 Month SOFR + 4.72%), 02/04/26 (a)	154	143
MI Windows and Doors, LLC
2024 Term Loan B2, 8.83%, (1 Month Term SOFR + 3.50%), 03/21/31 (a)	95	95
Natgasoline LLC
Term Loan B, 8.94%, (SOFR + 3.50%), 10/31/25 (a)	324	322
Nouryon Finance B.V.
2024 USD Term Loan B, 8.83%, (SOFR + 3.50%), 04/03/28 (a)	403	403
Olympus Water US Holding Corporation
Term Loan B, 8.85%, (SOFR + 3.50%), 06/06/31 (a)	430	430
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	610	612
Polar US Borrower, LLC
2018 1st Lien Term Loan, 10.18%, (SOFR + 4.75%), 08/21/25 (a)	159	125
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	587	586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Pretium Packaging, LLC
Second Out Term Loan A1, 9.93%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	236	204
First Out Term Loan A, 10.32%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	95	98
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.33%, (3 Month SOFR + 6.75%), 09/22/29 (a)	80	46
Reynolds Group Holdings Inc.
2024 Term Loan B3, 7.83%, (SOFR + 2.50%), 09/25/28 (a)	423	424
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (a)	385	384
Trident TPI Holdings, Inc.
2021 Term Loan B3, 9.57%, (3 Month Term SOFR + 4.00%), 07/22/26 (a)	409	410
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	49	49
		8,194
Communication Services 0.3%
Alterra Mountain Company
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 3.25%), 08/17/28 (a)	654	655
2024 Term Loan B5, 0.00%, (1 Month Term SOFR + 3.50%), 05/31/30 (a) (m)	60	60
2024 Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 05/31/30 (a)	149	150
Altice France S.A.
2023 USD Term Loan B14, 10.83%, (SOFR + 5.50%), 08/31/28 (a)	427	312
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.66%, (3 Month Term SOFR + 5.09%), 07/31/25 (a)	121	98
2024 Incremental Second Out Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	6	6
Bally's Corporation
2021 Term Loan B, 8.84%, (SOFR + 3.25%), 08/05/28 (a)	440	418
Cedar Fair, L.P.
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 04/18/31 (a)	155	155
Cengage Learning, Inc.
2024 Term Loan B, 9.54%, (6 Month Term SOFR + 4.25%), 03/24/31 (a)	235	235
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.56%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	356	357
CMG Media Corporation
2021 Term Loan, 8.91%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	125	99
CommScope, Inc.
2019 Term Loan B, 8.69%, (SOFR + 3.25%), 02/07/26 (a)	108	97
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	99	98
CSC Holdings, LLC
2019 Term Loan B5, 7.94%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	412	341
DirecTV Financing, LLC
Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	214	215
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	134	134
Frontier Communications Holdings LLC
Term Loan, 0.00%, (SOFR + 3.50%), 06/20/31 (a) (m)	420	419
GOGO Intermediate Holdings LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 04/21/28 (a)	697	694
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (a)	540	540
II-VI Incorporated
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 07/02/29 (a)	73	73
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.90%, (SOFR + 6.56%), 04/15/29 (a)	79	77
2024 Extended Term Loan B2, 11.90%, (SOFR + 6.56%), 04/15/30 (a)	79	76
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (SOFR + 2.25%), 03/20/25 (a)	88	88
Motion Finco Sarl
2024 USD Term Loan B, 9.07%, (3 Month SOFR + 3.50%), 11/30/29 (a)	608	608
NEP Group, Inc.
2023 Term Loan B, 0.00%, (PIK + 1.50%), 08/19/26 (a) (m)	110	104
2023 Term Loan B, 10.19%, (PIK + 1.50%), 08/19/26 (a)	308	290
Telesat Canada
Term Loan B5, 8.36%, (3 Month SOFR + 2.75%), 11/22/26 (a)	84	39
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (a)	370	370
United Talent Agency, LLC
2024 Term Loan B, 9.08%, (SOFR + 3.75%), 07/07/28 (a)	150	151
Univision Communications Inc.
2022 First Lien Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	301	300
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (a)	645	608
Ziggo Financing Partnership
USD Term Loan I, 7.94%, (SOFR + 2.50%), 04/17/28 (a)	270	261
		8,128
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (1 Month Term SOFR + 2.25%), 09/12/30 (a)	215	214
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 12/21/28 (a) (m)	135	135
Apro, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 06/26/31 (a) (m)	375	375
Caesars Entertainment Inc.
Term Loan B, 8.10%, (3 Month Term SOFR + 2.75%), 01/25/30 (a)	124	124
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/06/30 (a)	648	649
DexKo Global Inc.
2021 USD Term Loan B, 9.32%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (f)	204	202
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (a)	304	299
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 06/05/31 (a)	270	269
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 7.09%, (SOFR + 1.75%), 11/09/30 (a)	25	25
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 01/10/31 (a)	259	259
Michaels Companies, Inc.
2021 Term Loan B, 9.82%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	223	200
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	95	95

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
PCI Gaming Authority
Term Loan, 0.00%, (SOFR + 2.00%), 06/05/31 (a) (m)	170	170
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	596	597
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (a)	810	807
Playa Resorts Holding B.V.
2022 Term Loan B, 8.09%, (1 Month Term SOFR + 3.25%), 11/22/28 (a)	549	549
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (a)	211	203
Solis IV BV
USD Term Loan B1, 8.84%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	503	499
Springs Windows Fashions, LLC
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 12/31/24 (a)	227	194
Station Casinos LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 03/07/31 (a)	160	159
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (a)	200	201
Whatabrands LLC
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 08/03/28 (a)	588	588
		6,813
Consumer Staples 0.1%
CHG PPC Parent LLC
2021 Term Loan, 8.44%, (SOFR + 3.00%), 11/17/28 (a)	487	488
Eagle Parent Corp.
2022 Term Loan B, 9.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	602	585
H Food Holdings LLC
2018 Term Loan B, 9.30%, (3 Month Term SOFR + 3.69%), 05/17/25 (a)	126	92
Monogram Food Solutions, LLC
Term Loan B, 9.44%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	444	443
Triton Water Holdings, Inc
Term Loan, 8.81%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	2,019	2,019
United Natural Foods, Inc.
2024 Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	205	205
		3,832
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (a)	338	338
Brazos Delaware II, LLC
2024 Term Loan B, 8.84%, (SOFR + 3.50%), 02/11/30 (a)	50	50
Buckeye Partners, L.P.
2024 Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 11/02/26 (a)	177	177
Freeport LNG Investments, LLLP
Term Loan B, 9.09%, (3 Month SOFR + 3.50%), 11/17/28 (a)	305	304
GIP II Blue Holding, L.P
Term Loan B, 9.08%, (1 Month Term SOFR + 4.50%), 09/22/28 (a)	153	154
GIP Pilot Acquisition Partners LP
Term Loan, 7.83%, (3 Month Term SOFR + 3.00%), 09/15/30 (a)	200	199
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.44%, (1 Month Term SOFR + 3.00%), 10/05/28 (a)	428	428
Par Petroleum, LLC
2024 Term Loan B, 9.05%, (SOFR + 3.75%), 02/28/30 (a)	104	104
Traverse Midstream Partners LLC
2017 Term Loan, 8.83%, (SOFR + 3.50%), 09/22/24 (a)	105	106
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.06%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	185	185
		2,045
Utilities 0.1%
Compass Power Generation LLC
2022 Term Loan B2, 9.69%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (f)	377	380
Foresight Energy LLC
2020 Exit Term Loan A, 13.41%, (3 Month Term SOFR + 8.00%), 06/30/27 (a)	136	129
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 9.08%, (SOFR + 3.75%), 05/22/31 (a)	100	101
NRG Energy, Inc.
2024 Term Loan, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	249	249
Pacific Gas & Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (a)	120	120
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 12/11/25 (a)	109	109
Vistra Zero Operating Company, LLC
Term Loan B, 8.09%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	175	175
Waterbridge Midstream Oper LLC
Term Loan, 0.00%, (SOFR + 4.75%), 06/22/29 (a) (m)	130	129
		1,392
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	384	385
Packers Holdings, LLC
2021 Term Loan, 8.67%, (SOFR + 3.25%), 03/04/28 (a)	181	98
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	160	159
		642
Total Senior Floating Rate Instruments (cost $98,714)		97,943
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (n)	—	2
Flame Aggregator LLC (i) (n)	2	15
Total Common Stocks (cost $0)		17
WARRANTS 0.0%
Avation PLC (i)	10	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 5.21% (o) (p)	89,013	89,013
U.S. Treasury Bill 1.4%
Treasury, United States Department of
5.31%, 10/01/24	40,000	39,466
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (o) (p)	4,495	4,495
Total Short Term Investments (cost $132,973)		132,974
Total Investments 99.5% (cost $3,060,236)		2,874,303
Other Derivative Instruments (0.0)%		(23)
Other Assets and Liabilities, Net 0.5%		13,969
Total Net Assets 100.0%		2,888,249

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $250,373 and 8.7% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) All or a portion of the security was on loan as of June 30, 2024.

(i) Non-income producing security.

(j) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(m) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	295,386	365,341	571,714	1,849	—	—	89,013	3.1
JNL Government Money Market Fund, 5.31% - Class SL	116,615	275,360	387,480	716	—	—	4,495	0.1
	412,001	640,701	959,194	2,565	—	—	93,508	3.2

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	750	746	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	325	342	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	359	408	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	936	946	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	345	375	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	758	650	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	369	—
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	07/27/23	453	465	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	810	718	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	486	396	—
Agrosuper S.A., 4.60%, 01/20/32	08/18/23	583	612	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	536	565	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,180	1,211	0.1
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	829	738	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	396	395	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	711	722	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,155	1,163	0.1
Banco Do Brasil SA, 8.75%	06/15/23	1,477	1,630	0.1
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	581	564	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	1,379	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	540	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	897	913	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,959	1,993	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	631	659	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	389	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	979	977	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	12/05/22	1,274	1,329	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/23/22	1,953	2,005	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	12/21/22	641	647	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	767	790	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	434	417	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Braskem Netherlands Finance B.V., 7.25%, 02/13/33	11/27/23	185	188	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,403	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	777	687	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,149	745	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,265	1,119	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/08/22	1,808	1,926	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	02/12/24	608	608	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	05/29/24	194	193	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	169	165	—
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	468	333	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	1,188	1,217	0.1
Cosan Overseas Limited, 8.25%	01/26/23	1,297	1,313	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	10/10/18	1,064	5	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,161	1,169	0.1
CT Trust, 5.13%, 02/03/32	02/15/23	1,062	1,144	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,168	1,127	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	649	583	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	421	397	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,891	1,643	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	496	413	—
Energuate Trust, 5.88%, 05/03/27	05/28/24	579	577	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,197	1,084	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	313	316	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	385	360	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,951	3,588	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	429	422	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	316	275	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	646	645	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,653	1,576	0.1
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	191	191	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	345	285	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	528	387	—
Gouvernement De France, 3.00%, 05/25/33	11/02/23	888	896	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	566	579	—
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,314	1,372	0.1
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/11/23	183	186	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	369	373	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	831	733	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	301	297	—
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	09/25/23	737	875	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	866	872	—
JSW Steel Limited, 5.05%, 04/05/32	09/19/22	164	177	—
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	184	191	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,710	2,585	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	305	310	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	11/16/23	140	155	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	1,222	1,328	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	794	793	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	580	589	—
Millicom International Cellular SA, 6.63%, 10/15/26	04/20/23	524	537	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	325	339	—
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	750	781	—
Minejesa Capital B.V., 4.63%, 08/10/30	12/09/20	197	178	—
Minejesa Capital B.V., 5.63%, 08/10/37	03/18/19	1,905	1,812	0.1
Minerva Luxembourg S.A., 4.38%, 03/18/31	05/26/23	1,362	1,403	0.1
Minsur S.A., 4.50%, 10/28/31	02/20/24	1,318	1,321	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	359	401	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,238	1,275	0.1
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	07/27/23	1,283	1,289	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	245	249	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	1,049	1,049	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	582	585	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	450	453	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	913	745	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	479	379	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,402	1,407	0.1
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	595	595	—
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	862	859	—
PT Freeport Indonesia, 5.32%, 04/14/32	02/14/24	965	968	—
PT Pertamina (Persero), 1.40%, 02/09/26	04/25/24	373	374	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	792	792	—
Reliance Industries Limited, 4.13%, 01/28/25	04/11/24	495	495	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Reliance Industries Limited, 3.67%, 11/30/27	02/21/24	295	295	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,183	1,198	0.1
San Miguel Industrias Pet S.A., 3.50%, 08/02/28	05/21/24	173	175	—
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	969	866	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	894	810	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	351	330	—
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	376	113	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	1,183	1,216	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	811	830	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	692	614	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	679	659	—
Vedanta Resources Limited, 13.88%, 12/09/28	03/01/19	1,226	1,253	0.1
		98,309	90,093	3.1

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	300	September 2024	33,348	(145)	712
United States 2 Year Note	7,650	October 2024	1,555,881	(179)	6,393
United States 5 Year Note	50	October 2024	5,268	(6)	61
				(330)	7,166
Short Contracts
United States Ultra Bond	(180)	September 2024	(21,717)	298	(846)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL Doubleline Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Epicor Software Corporation - Term Loan	18	-

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ILS	GSC	08/02/24	ILS	(4,000)	(1,060)	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,253,279	—	1,253,279
Corporate Bonds And Notes	—	719,998	—	719,998
Non-U.S. Government Agency Asset-Backed Securities	—	670,089	—	670,089
Senior Floating Rate Instruments[1]	—	97,943	—	97,943
Common Stocks	—	—	17	17
Warrants	3	—	—	3
Short Term Investments	93,508	39,466	—	132,974
	93,511	2,780,775	17	2,874,303
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7,166	—	—	7,166
Open Forward Foreign Currency Contracts	—	9	—	9
	7,166	9	—	7,175
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(846)	—	—	(846)
	(846)	—	—	(846)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 89.2%
Brazil 15.0%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	2,133	2,053
Banco Do Brasil SA
8.75%(10 Year Treasury + 4.40%), (a) (b) (c) (d)	7,600	7,745
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,818
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (a)	2,400	2,260
8.50%, 01/23/81 (a)	1,500	1,503
8.50%, 01/23/81 (e)	6,000	6,012
Cosan Overseas Limited
8.25% (a) (d)	7,900	7,979
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	4,173
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	11,583	10,660
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (a) (d)	1,000	972
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (a)	8,400	6,970
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c) (e)	4,600	3,796
4.38%, 03/18/31 (a)	2,200	1,816
8.88%, 09/13/33 (a)	1,900	1,964
8.88%, 09/13/33 (e)	2,000	2,068
Movida Europe S.A.
7.85%, 04/11/29 (e)	3,000	2,823
MV24 Capital B.V.
6.75%, 06/01/34 (a)	7,485	7,120
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	800	801
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (a)	5,442	5,404
Simpar Europe
5.20%, 01/26/31 (a)	4,525	3,730
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (f) (g)	900	255
		82,922
Colombia 12.1%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (a)	2,633	2,587
5.75%, 06/15/33 (e)	4,000	3,230
5.75%, 06/15/33 (a)	8,100	6,540
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (e)	2,950	2,132
Banco De Bogota
6.25%, 05/12/26 (a)	500	493
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	716
Bancolombia SA
4.63%, 12/18/29	10,973	10,610
8.63%, 12/24/34	2,900	2,964
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	3,230
Ecopetrol S.A.
6.88%, 04/29/30	2,000	1,923
4.63%, 11/02/31	5,150	4,215
5.88%, 05/28/45 - 11/02/51	11,540	8,028
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	9,800	8,475
4.38%, 02/15/31 (a)	4,900	4,046
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,203	1,182
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	5,200	4,975
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (e)	200	171
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	1,300	1,204
		66,721
Mexico 11.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (e) (f) (g)	292	2
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (d)	2,700	2,372
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (d)	1,800	1,750
7.50%, (100, 06/27/29) (d) (e)	530	516
7.63%, (100, 01/10/28) (a) (d)	6,800	6,647
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (a)	7,000	6,204
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
8.45%, 06/29/38 (a)	200	207
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	9,900	9,023
5.88%, 09/13/34 (a)	4,600	4,252
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a) (c)	2,900	2,198
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	2,900	3,019
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (d)	11,500	11,073
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	1,484	1,443
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (a)	400	386
3.35%, 02/09/31 (a)	200	165
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (a) (d) (f) (g) (h)	3,200	16
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (e) (f) (g)	2,400	315
Electricidad Firme de Mexico Holdings, S.A. de C.V.
4.90%, 11/20/26 (a)	850	800
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	1,429	1,288
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	367	359
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (a)	1,898	1,833
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (a)	2,400	2,227
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	2,352	2,292
Petroleos Mexicanos
6.75%, 09/21/47	7,650	5,028
Southern Copper Corporation
3.88%, 04/23/25	1,100	1,082
		64,497
Peru 11.5%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (e)	878	913
Banco de Credito del Peru
3.13%, 07/01/30 (a)	8,250	7,942
3.25%, 09/30/31 (a)	6,400	5,954
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	12,590	12,242
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (a)	6,467	6,239
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	629	599
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,900	3,638
Kallpa Generacion S.A.
4.13%, 08/16/27 (a)	500	477
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	3,329	3,287
4.35%, 04/05/36 (a)	3,109	2,836

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Minsur S.A.
4.50%, 10/28/31 (a)	7,255	6,389
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	2,197	2,065
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	2,968	2,894
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	1,937	1,755
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	3,501
5.63%, 06/19/47 (a)	3,300	2,087
San Miguel Industrias Pet S.A.
3.50%, 08/02/28 (a)	1,200	1,047
		63,865
India 10.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,600	3,935
3.87%, 07/22/31 (a)	900	735
Adani Energy Solutions Limited
4.00%, 08/03/26 (a)	3,500	3,312
4.25%, 05/21/36 (a)	4,303	3,567
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,973	5,018
3.00%, 02/16/31 (e)	688	578
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,398
4.20%, 08/04/27 (a)	3,400	3,162
4.38%, 07/03/29 (a)	800	718
3.10%, 02/02/31 (a)	4,700	3,726
Bharti Airtel Limited
4.38%, 06/10/25 (a)	200	198
JSW Energy Limited
4.13%, 05/18/31 (a)	3,952	3,489
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	1,216	1,073
JSW Steel Limited
5.05%, 04/05/32 (a)	2,200	1,943
Network I2I Limited
5.65%, (100, 01/15/25) (a) (d)	6,600	6,543
Reliance Industries Limited
4.13%, 01/28/25 (a)	1,750	1,734
3.67%, 11/30/27 (a)	1,842	1,751
UPL Corporation Limited
4.50%, 03/08/28 (a)	1,191	1,045
4.63%, 06/16/30 (a)	7,300	6,017
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	2,000	1,817
Vedanta Resources Limited
13.88%, 12/09/28 (a) (i)	6,110	5,820
		58,579
Indonesia 8.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	6,736	6,752
6.88%, 02/04/39 (e)	3,747	3,765
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	3,719	3,559
5.63%, 08/10/37 (a)	9,400	8,519
PT Adaro Indonesia
4.25%, 10/31/24 (a)	5,000	4,955
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (a)	3,900	3,723
PT Freeport Indonesia
4.76%, 04/14/27 (a)	6,400	6,275
5.32%, 04/14/32 (a) (c)	3,400	3,290
5.32%, 04/14/32 (e)	3,400	3,290
PT Pertamina (Persero)
1.40%, 02/09/26 (a)	800	748
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (a)	2,900	2,872
5.45%, 05/15/30 (a)	500	490
		48,238
Singapore 5.0%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	6,900	6,481
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (j)	8,000	7,632
1.83%, 09/10/30 (e) (j)	3,000	2,862
United Overseas Bank Limited
1.75%, 03/16/31 (a)	9,700	9,072
2.00%, 10/14/31 (a)	2,000	1,845
		27,892
Chile 4.2%
AES Andes SA
6.35%, 10/07/79 (a)	2,369	2,328
6.35%, 10/07/79 (e)	1,156	1,139
Agrosuper S.A.
4.60%, 01/20/32 (a)	1,850	1,617
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (d) (e)	1,500	1,549
Cap S.A.
3.90%, 04/27/31 (a)	8,229	6,577
3.90%, 04/27/31 (e)	2,250	1,798
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (k)	693	551
0.00%, 01/25/28 (e) (k)	4,654	3,703
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,260	1,128
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	2,704	2,616
GNL Quintero S.A
4.63%, 07/31/29 (a)	129	126
		23,132
United States of America 2.6%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,200	1,158
5.25%, 09/01/29	700	697
4.63%, 08/01/30	4,500	4,330
Millicom International Cellular SA
6.63%, 10/15/26 (a)	3,510	3,491
5.13%, 01/15/28 (a)	1,170	1,101
6.25%, 03/25/29 (a)	3,467	3,341
		14,118
Guatemala 2.2%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	4,800	4,611
CT Trust
5.13%, 02/03/32 (a) (c)	6,600	5,808
Energuate Trust
5.88%, 05/03/27 (a)	1,900	1,826
		12,245
Paraguay 2.1%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (k)	5,281	3,950
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a)	2,374	1,634
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (k)	8,818	6,036
		11,620
South Africa 1.0%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	269	234
Sasol Financing USA LLC
4.38%, 09/18/26	1,000	941
5.50%, 03/18/31	5,300	4,457
		5,632
Panama 1.0%
Global Bank Corporation
5.25%, 04/16/29 (a)	3,500	3,225
Multibank, Inc.
7.75%, 02/03/28 (e)	1,500	1,501
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,034	861
		5,587

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Dominican Republic 0.9%
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (e)	200	202
AES Andres B.V.
5.70%, 05/04/28 (e)	5,200	4,944
		5,146
Vietnam 0.4%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	2,488	2,367
Kuwait 0.2%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	1,200	1,189
Bermuda 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (e) (k) (l)	1,205	122
Total Corporate Bonds And Notes (cost $511,353)		493,872
GOVERNMENT AND AGENCY OBLIGATIONS 8.1%
Mexico 3.4%
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 04/27/51	1,400	1,119
4.40%, 02/12/52	6,600	4,778
6.34%, 05/04/53	14,000	13,136
		19,033
Colombia 2.1%
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	200	188
5.00%, 06/15/45	13,000	9,178
4.13%, 05/15/51	4,000	2,415
		11,781
Panama 1.8%
Government of the Republic of Panama
2.25%, 09/29/32	5,000	3,619
3.87%, 07/23/60	11,300	6,526
		10,145
South Africa 0.7%
South Africa, Parliament of
4.30%, 10/12/28	4,200	3,848
Guatemala 0.1%
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (a)	300	286
Total Government And Agency Obligations (cost $60,232)		45,093
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Alpha Holding, S.A. de C.V (e) (f) (l) (m)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (f) (l)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.31% (n) (o)	3,338	3,338
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (n) (o)	2,065	2,065
Total Short Term Investments (cost $5,403)		5,403
Total Investments 98.3% (cost $576,988)		544,368
Other Assets and Liabilities, Net 1.7%		9,368
Total Net Assets 100.0%		553,736

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $58,315 and 10.5% of the Fund.

(f) Non-income producing security.

(g) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,270	77,992	77,197	97	—	—	2,065	0.4
JNL Government Money Market Fund, 5.31% - Class SL	4,487	11,698	12,847	36	—	—	3,338	0.6
	5,757	89,690	90,044	133	—	—	5,403	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	2,069	2,053	0.4
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	3,703	3,935	0.7
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	646	735	0.1
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	3,257	3,312	0.6
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/03/23	3,294	3,567	0.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,738	5,018	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,588	2,398	0.4
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	03/13/24	3,171	3,162	0.6
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	811	718	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,396	3,726	0.7
AES Andes SA, 6.35%, 10/07/79	11/18/19	2,370	2,328	0.4
Agrosuper S.A., 4.60%, 01/20/32	09/21/23	1,517	1,617	0.3
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	2,479	2,587	0.5
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	6,526	6,540	1.2
Banco De Bogota, 6.25%, 05/12/26	05/08/24	494	493	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	7,859	7,942	1.4
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	5,921	5,954	1.1
Banco Do Brasil SA, 8.75%	06/04/18	6,479	7,745	1.4
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,983	2,818	0.5
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	639	716	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	4,536	4,611	0.8
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,216	12,242	2.2
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	2,253	2,372	0.4
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,771	1,750	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,725	6,647	1.2
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	6,045	6,204	1.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 8.45%, 06/29/38	11/27/23	200	207	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	8,742	9,023	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	4,134	4,252	0.8
Bharti Airtel Limited, 4.38%, 06/10/25	04/11/24	197	198	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,850	3,950	0.7
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,302	2,198	0.4
Braskem Netherlands Finance B.V., 7.25%, 02/13/33	11/27/23	2,216	2,260	0.4
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,462	1,503	0.3
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	4,983	3,230	0.6
Cap S.A., 3.90%, 04/27/31	12/10/21	7,280	6,577	1.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	10,215	11,073	2.0
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	561	551	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	01/23/24	1,440	1,443	0.3
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	05/29/24	387	386	0.1
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	169	165	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	6,123	6,239	1.1
Cosan Overseas Limited, 8.25%	01/24/23	7,896	7,979	1.4
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	08/01/18	3,123	16	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,165	4,173	0.8
CT Trust, 5.13%, 02/03/32	02/16/23	5,393	5,808	1.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	10/22/21	6,730	6,481	1.2
Electricidad Firme de Mexico Holdings, S.A. de C.V., 4.90%, 11/20/26	06/24/24	802	800	0.2
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,267	1,128	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	2,756	2,616	0.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,404	8,475	1.5
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,796	4,046	0.7
Energuate Trust, 5.88%, 05/03/27	05/28/24	1,833	1,826	0.3
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	1,285	1,288	0.2
Fenix Power Peru S.A., 4.32%, 09/20/27	05/24/21	635	599	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	356	359	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,196	1,182	0.2
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,914	1,634	0.3
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	3,218	3,225	0.6
GNL Quintero S.A, 4.63%, 07/31/29	03/19/24	127	126	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	287	286	0.1
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	1,787	1,833	0.3
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	10,338	10,660	1.9
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/09/23	2,190	2,227	0.4
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	3,624	3,638	0.7
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	10/06/23	818	972	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	3,451	3,489	0.6
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	1,799	1,943	0.4
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	461	477	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	3,278	3,287	0.6
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	04/26/24	2,794	2,836	0.5
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,608	6,752	1.2
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	6,417	6,970	1.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,191	1,189	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	2,278	2,292	0.4
Millicom International Cellular SA, 6.63%, 10/15/26	04/11/23	3,410	3,491	0.6
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	1,056	1,101	0.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,202	3,341	0.6
Minejesa Capital B.V., 4.63%, 08/10/30	04/09/19	3,910	3,559	0.6
Minejesa Capital B.V., 5.63%, 08/10/37	03/15/19	9,416	8,519	1.5
Minerva Luxembourg S.A., 4.38%, 03/18/31	06/09/23	1,760	1,816	0.3
Minerva Luxembourg S.A., 8.88%, 09/13/33	11/17/23	1,908	1,964	0.4
Minsur S.A., 4.50%, 10/28/31	02/20/24	6,376	6,389	1.2
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,213	2,367	0.4
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,890	7,120	1.3
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	776	801	0.2
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	6,523	6,543	1.2
Oleoducto Central S.A., 4.00%, 07/14/27	03/31/22	1,257	1,204	0.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,088	2,065	0.4
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/27/23	7,437	7,632	1.4
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	2,892	2,894	0.5
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,743	1,755	0.3
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,296	3,501	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,455	2,087	0.4
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	5,401	5,404	1.0
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	4,958	4,955	0.9
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	3,732	3,723	0.7
PT Freeport Indonesia, 4.76%, 04/14/27	02/20/24	6,265	6,275	1.1
PT Freeport Indonesia, 5.32%, 04/14/32	11/16/23	3,265	3,290	0.6
PT Pertamina (Persero), 1.40%, 02/09/26	04/25/24	745	748	0.1
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	2,873	2,872	0.5
PT. Indonesia Asahan Aluminium, 5.45%, 05/15/30	01/05/23	488	490	0.1
Reliance Industries Limited, 4.13%, 01/28/25	03/11/24	1,732	1,734	0.3
Reliance Industries Limited, 3.67%, 11/30/27	02/20/24	1,748	1,751	0.3
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	6,017	6,036	1.1
San Miguel Industrias Pet S.A., 3.50%, 08/02/28	05/21/24	1,040	1,047	0.2
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,862	3,730	0.7
UEP Penonome II S.A., 6.50%, 10/01/38	03/02/21	1,055	861	0.2
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	847	255	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	04/29/21	9,227	9,072	1.6
United Overseas Bank Limited, 2.00%, 10/14/31	03/01/23	1,815	1,845	0.3
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	1,030	1,045	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,203	6,017	1.1
Vedanta Resources Limited, 13.88%, 12/09/28	06/06/18	5,724	5,820	1.1
		396,599	390,176	70.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	493,750	122	493,872
Government And Agency Obligations	—	45,093	—	45,093
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	5,403	—	—	5,403
	5,403	538,843	122	544,368

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.5%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 6.79%, (3 Month Term SOFR + 1.46%), 10/16/34 (a)	10,000	10,005
Affirm Asset Securitization Trust 2022-X1
Series 2023-A-X1, 7.11%, 11/15/28	3,529	3,542
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	4,500	4,493
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	2,542	2,545
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,045	1,010
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,840
Allegro CLO X Ltd
Series 2019-AR-1A, 6.74%, (3 Month Term SOFR + 1.41%), 04/20/32 (a)	3,500	3,504
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	768	416
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	656	388
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	861	776
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,232	1,895
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,719	3,004
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 6.36%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b)	2,043	1,923
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 6.80%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	7,011
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	577	519
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,356	2,797
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.06%, 05/15/53 (a)	24,107	984
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.22%, 06/15/54 (a)	51,007	2,761
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.51%, (1 Month Term SOFR + 1.18%), 08/15/34 (a)	2,914	2,886
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 7.18%, (1 Month Term SOFR + 1.85%), 05/15/37 (a)	3,498	3,494
Argentina, Republic of
Series 2022-A-CRE6, 6.58%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	1,069	1,060
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	75	75
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	864	788
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 7.24%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (c)	2,000	2,004
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 7.32%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,531
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	265	228
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.92%, 05/20/36 (a)	1,723	1,410
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.49%, 05/17/50 (a)	12,775	354
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.00%, 09/17/64 (a)	79,337	2,924
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.73%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	8,002
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.77%, (3 Month Term SOFR + 1.44%), 07/17/34 (a)	1,500	1,501
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,667
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	137
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 02/17/50 (a)	18,447	540
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.14%, 07/17/54 (a)	26,096	1,465
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	1,454
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	2,728	2,707
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.80%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	4,131	4,113
BDS Ltd
Series 2021-A-FL8, 6.35%, (1 Month Term SOFR + 1.03%), 01/18/36 (a)	304	304
Series 2021-A-FL9, 6.50%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	1,819	1,808
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.46%, 02/25/47 (a)	6,247	5,321
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.62%, 01/16/54 (a)	30,445	2,227
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 0.00%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,746
Bridgecrest Lending Auto Securitization Trust 2024-2
Series 2024-A2-2, 5.78%, 04/15/25	3,500	3,500
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.60%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	4,116	4,065
Series 2021-AS-FL1, 7.05%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,632
BSPRT 2021-FL6 Issuer, Ltd.
Series 2021-A-FL6, 6.54%, (1 Month Term SOFR + 1.21%), 03/17/36 (a)	805	799
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 7.49%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,963
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.83%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	4,275	4,253
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 8.33%, (1 Month Term SOFR + 3.00%), 09/17/35 (a)	3,710	3,719
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	629	591
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.37%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,385	3,366
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.36%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	2,375	2,348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	3,498	3,461
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	2,372	2,345
BX Trust 2024-VLT4
Series 2024-A-VLT4, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 06/15/41 (a)	2,406	2,395
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 6.12%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	2,745	2,607
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.84%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	3,353	3,290
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,044	1,825
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 10/15/35 (a)	1,752	1,523
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 7.93%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,316
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.78%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b)	1,494	1,434
CarVal CLO
Series 2024-A-2A, 0.00%, 07/20/37 (a)	2,000	2,000
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,225
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	2,760	2,770
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,885	1,706
CBAM 2017-1 Ltd
Series 2017-B-1A, 7.39%, (3 Month Term SOFR + 2.06%), 07/22/30 (a)	1,000	1,001
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.77%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,005
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.38%, 05/12/50 (a)	14,153	394
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 5.00%, 04/10/26 (a)	2,332	2,170
Interest Only, Series 2016-XA-C4, REMIC, 1.76%, 05/10/58 (a)	13,433	291
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,835	1,351
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	1,520	1,454
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (a)	3,709	51
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/12/49 (a)	3,183	65
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,584
Interest Only, Series 2016-XA-P3, REMIC, 1.81%, 04/16/49 (a)	5,943	101
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	8,832	195
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.24%, 04/15/50 (a)	10,853	244
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.71%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	11,638	10,448
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	586	511
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	826	710
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (a)	2,408	2,399
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,764
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,260	2,846
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,652	3,326
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.74%, 10/15/46 (a)	2,303	10
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.05%, 04/12/47 (a)	1,000	939
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.90%, 06/12/47 (a)	8,145	6
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.93%, 08/12/48 (a)	17,716	107
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	4,243	28
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 1.05%, 10/13/48 (a)	9,769	80
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.46%, 06/12/25 (a)	2,642	2,554
Interest Only, Series 2015-XA-LC21, REMIC, 0.75%, 07/10/48 (a)	14,937	56
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	127
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	270	258
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,420
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.81%, (3 Month Term SOFR + 1.48%), 01/22/35 (a)	6,000	6,001
Series 2021-B-1A, 7.47%, (3 Month Term SOFR + 2.14%), 01/22/35 (a)	3,400	3,406
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	422	282
Crown City CLO
Series 2021-A1A-1A, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,000
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.64%, 02/25/60 (a)	3,072	3,123
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	478
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (a) (c)	5,205	5,206
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.87%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b)	1,430	1,182
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.51%, 05/12/49 (a)	11,197	178
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	821	690
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,551
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,800

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.71%, (3 Month Term SOFR + 1.38%), 07/15/31 (a)	4,912	4,915
Elmwood CLO II Ltd
Series 2019-AR-2A, 6.74%, (3 Month Term SOFR + 1.41%), 04/20/34 (a)	5,000	5,009
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	950	931
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,179
Exeter Automobile Receivables Trust 2023-5
Series 2023-A2-5A, 6.20%, 07/15/24	2,686	2,688
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,658	3,645
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 6.16%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b)	936	861
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	5	5
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.66%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	4,190	4,167
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.69%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	4,834	4,804
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.79%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	8,000	8,009
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,064	2,439
Generate CLO IX Ltd
Series A-9A, REMIC, 6.79%, (3 Month Term SOFR + 1.46%), 10/20/34 (a)	7,500	7,506
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,165	1,079
GLS Auto Receivables Issuer Trust 2023-4
Series 2023-A2-4A, 6.40%, 03/17/25	4,362	4,371
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.68%, (1 Month Term SOFR + 1.36%), 08/16/24 (a)	3,153	3,119
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 6.81%, (1 Month Term SOFR + 1.46%), 09/16/24 (a)	2,878	2,821
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 6.86%, (1 Month Term SOFR + 1.60%), 03/16/26 (a)	4,000	3,991
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.46%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	2,270	2,259
Series 2021-C-FL3, 7.44%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,278
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.98%, (1 Month Term SOFR + 2.65%), 07/16/35 (a) (b)	2,000	10
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.68%, 09/12/47 (a)	4,092	2
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	5,163	40
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.15%, 05/12/50 (a)	21,896	493
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.08%, 11/11/50 (a)	28,608	654
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.82%, 12/12/53 (a)	28,339	2,126
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 6.91%, (3 Month Term SOFR + 1.58%), 04/17/34 (a)	10,000	10,000
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.94%, (3 Month Term SOFR + 1.61%), 01/20/33 (a)	2,500	2,501
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.79%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b)	3,748	3,278
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.71%, (3 Month Term SOFR + 1.38%), 04/21/31 (a)	2,622	2,623
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 9.19%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,902
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	6,464	5,598
HTL Commercial Mortgage Trust 2024-T53
Series 2024-A-T53, REMIC, 5.87%, 05/12/27 (a)	1,210	1,208
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,101	423
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	1,177	1,128
Series 2019-D-UES, REMIC, 4.60%, 05/06/32 (a)	1,205	1,147
Series 2019-E-UES, REMIC, 4.60%, 05/06/32 (a)	1,406	1,331
Series 2019-F-UES, REMIC, 4.60%, 05/06/32 (a)	1,476	1,391
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (a)	1,612	1,512
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 07/17/47 (a)	1,004	959
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (a)	3,103	1,499
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.83%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	4,001
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,778	1,719
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.10%, 09/17/24 (a)	2,274	2,009
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.25%, 11/18/48 (a)	7,755	53
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 1.03%, 01/15/49 (a)	2,956	37
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.71%, 12/17/49 (a)	14,782	152
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	24,047	433
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,100
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,628
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	937	877
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.51%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	4,092	4,010
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.79%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	3,388	3,377
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 7.24%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,204
Series 2021-B-FL3, REMIC, 7.64%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,194
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
LCM XVII Limited Partnership
Series A2RR-17A, 6.74%, (3 Month Term SOFR + 1.41%), 10/15/31 (a)	4,060	4,066
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,484	3,378
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 11/25/60 (b)	4,109	3,950
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	935	922
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.61%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	3,600	3,586
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	1,978	1,970
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 6.74%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	3,215	3,200
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,711	1,350
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,786	1,406
Logan CLO III Ltd
Series 2022-B-1A, 7.37%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	5,013
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	9,518	3,617
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.83%, 03/12/49 (a)	8,862	132
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,578	1,455
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.79%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	7,500	7,500
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	1,158	1,129
Marlette Funding Trust 2022-2
Series 2022-B-2A, 5.50%, 03/15/25	3,795	3,784
Marlette Funding Trust 2022-3
Series 2022-B-3A, 5.95%, 11/15/32	4,000	3,996
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (a)	4,150	4,149
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b)	6,030	3,407
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 6.89%, (1 Month Term SOFR + 1.56%), 07/17/36 (a)	3,539	3,508
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.55%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	689	683
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.53%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	1,312	1,305
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	3,197	3,175
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.14%, (1 Month Term SOFR + 1.80%), 03/19/39 (a)	3,620	3,617
MF1 2024-FL15 LLC
Series 2024-A-FL15, 0.00%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,491
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	10,432	10,490
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 6.24%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	3,523	3,495
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 6.59%, (3 Month Term SOFR + 1.26%), 07/22/30 (a)	2,979	2,979
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 5.72%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b)	2,886	1,614
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 6.12%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b)	1,864	1,773
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Series 2015-AS-C23, REMIC, 4.00%, 06/17/25 (a)	3,729	3,629
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (a)	3,350	39
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.98%, 12/17/48 (a)	4,009	32
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.46%, 06/17/50 (a)	21,510	547
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	346
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	286	251
Series 2020-B-1A, 3.10%, 11/22/32	2,693	2,286
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,045	856
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.79%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	5,000	5,000
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.74%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	3,789	3,792
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 06/15/35 (a)	3,129	1,424
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	2,259	2,153
New Mountain CLO 2 Ltd
Series CLO-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 04/17/34 (a)	4,000	4,004
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	352	286
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	5,000	4,998
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 7.24%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,502
Octagon Investment Partners XXI Ltd
Series 2014-A2R3-1A, 6.98%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	4,000	4,003
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (a)	2,218	2,181
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	648	638
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	402	397
Series 2021-NOTE-2, 3.00%, 01/25/29	675	671
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	4,121	4,096
Series 2021-C-5, 3.93%, 08/15/29	10,999	10,255
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,435
Pagaya AI Debt Trust 2023-5
Series 2023-A-5, 7.18%, 04/15/31	1,695	1,699
Palmer Square CLO Ltd
Series 2021-A-2A, 6.74%, (3 Month Term SOFR + 1.41%), 07/17/34 (a)	5,000	5,009

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.79%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (c)	3,008	3,016
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	978	921
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	3,231	3,135
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 09/29/60 (b)	2,096	2,068
Pretium Mortgage Credit Partners I 2021-NPL2, LLC
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/60 (b)	2,716	2,663
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	13,494	13,180
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,379	1,336
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	1,760	1,704
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	623	493
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,244	991
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 6.06%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	1,059	765
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.07%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	505	453
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 6.66%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	3,213	3,191
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	11,597	11,333
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	5,000	4,816
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	403	317
Sandstone Peak Ltd.
Series 2021-A1-1A, 6.81%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	4,000	4,001
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	725	716
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,680	3,258
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 1.02%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	16,284	4,333
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.68%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b)	5,132	1,041
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	552	512
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,373	1,364
Sound Point CLO XXI Ltd
Series 2020-AR-1A, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	7,500	7,509
Sound Point CLO XXIII
Series 2019-AR-2A, 6.76%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,004
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 7.29%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	1,987
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	429	405
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	7,513	6,197
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.84%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	683	683
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.39%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	5,000	5,003
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.24%, 12/25/35 (a)	481	404
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	3,045	2,880
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,759	957
STWD 2019-FL1, Ltd.
Series 2019-AS-FL1, 6.84%, (1 Month Term SOFR + 1.51%), 07/15/38 (a)	1,700	1,670
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 6.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,864	2,814
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 7.13%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,425
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,518
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,913	2,530
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.80%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,501
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.98%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	5,105	5,069
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (a)	3,500	3,051
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.84%, 02/17/28 (a)	1,858	1,638
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,598
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	31	31
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	470	469
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	202	199
Upstart Pass-Through Trust, Series 2020-ST3
Series 2021-A-ST8, 1.75%, 10/20/29	2,026	2,009
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,407
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	2,249	2,189
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	2,686	2,609
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	2,965	2,885
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	2,203	2,018
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,133	2,100
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,418	1,232
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	1,009	1,015
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28	15,265	15,195
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a)	5,691	5,725
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 7.01%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,013
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 7.49%, (1 Month Term SOFR + 2.16%), 09/17/36 (a) (b)	52	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.22%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	3,043	3,036
VOLT CI, LLC
Series 2021-A1-NP10, 1.99%, 05/25/51 (b)	1,483	1,444
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (b)	4,579	4,519
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	1,961	1,929
VOLT XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 04/25/51 (b)	3,586	3,504
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (b)	322	318
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 6.04%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b)	6,599	2,305
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.64%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	7,383	2,372
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.97%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	14,984	13,626
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	9,956	9,962
Wells Fargo & Company
Series 2015-A4-C28, REMIC, 3.54%, 04/17/25	3,923	3,840
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,896
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (a)	1,882	36
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	272	228
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (a)	375	328
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	3,141	28
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.07%, 07/15/50 (a)	22,021	457
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 5.08%, 10/17/28 (a)	344	295
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.10%, 01/18/52 (a)	13,017	444
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,757
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	176	153
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.20%, 08/25/37 (a)	101	89
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 04/15/25	4,357	4,364
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.98%, 08/16/47 (a)	792	2
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.81%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	15,000	15,016
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,313	2,046
Total Non-U.S. Government Agency Asset-Backed Securities (cost $850,575)		801,640
GOVERNMENT AND AGENCY OBLIGATIONS 29.2%
U.S. Treasury Note 26.2%
Treasury, United States Department of
0.25%, 05/31/25 - 06/30/25	70,750	67,574
0.38%, 11/30/25 - 01/31/26	181,250	169,463
0.75%, 03/31/26 - 01/31/28	132,050	120,239
0.63%, 07/31/26 - 08/15/30	78,750	69,791
0.88%, 09/30/26	40,100	36,905
0.50%, 06/30/27	21,350	18,968
		482,940
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	333	324
Series FT-4248, REMIC, 5.95%, (SOFR 30-Day Average + 0.61%), 09/15/43 (a)	2,298	2,268
Series 2024-M1-DNA2, REMIC, 6.54%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	5,777	5,783
Series FA-4631, REMIC, 5.95%, (SOFR 30-Day Average + 0.61%), 11/15/46 (a)	1,834	1,806
Series FE-4940, REMIC, 6.00%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	2,023	1,962
Series FN-4990, REMIC, 5.80%, (SOFR 30-Day Average + 0.46%), 05/25/50 (a)	2,295	2,219
Federal National Mortgage Association, Inc.
Series 2007-WF-30, REMIC, 5.69%, (SOFR 30-Day Average + 0.35%), 04/25/37 (a)	1,117	1,101
Series 2007-FC-44, REMIC, 5.78%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,434	1,410
Series 2010-KF-147, REMIC, 6.00%, (SOFR 30-Day Average + 0.66%), 01/25/41 (a)	1,409	1,400
Series 2014-KF-10, REMIC, 5.90%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,279	1,252
Series 2017-FC-112, REMIC, 5.80%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,914	1,866
Series 2018-FE-85, REMIC, 5.75%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	1,011	992
Series 2019-FB-49, REMIC, 5.93%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,377	1,353
Series 2020-F-34, REMIC, 5.90%, (SOFR 30-Day Average + 0.56%), 06/25/50 (a)	2,870	2,799
Government National Mortgage Association
Series 2017-QF-141, REMIC, 5.75%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,289	1,251
Series 2018-BF-125, REMIC, 6.00%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,369	1,343
Series 2024-AF-25, REMIC, 5.84%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a)	1,358	1,331
		30,460
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 04/01/54	4,555	4,602
Federal National Mortgage Association, Inc.
5.87%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	315	323
5.00%, 01/01/43 - 08/01/43	5,012	4,933
6.00%, 10/01/53	2,294	2,306
		12,164
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.74%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a)	920	870
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	6,891	6,223
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.94%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a)	457	452
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.79%, (SOFR 30-Day Average + 4.46%), 12/25/26 (a)	266	259
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.70%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a)	500	491
		8,295
Sovereign 0.2%
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	2,300	2,252
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (d)	200	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
3.75%, 03/16/25	500	492
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (d)	300	300
South Africa, Parliament of
4.88%, 04/14/26	500	487
		3,726
Total Government And Agency Obligations (cost $538,276)		537,585
CORPORATE BONDS AND NOTES 12.6%
Financials 4.3%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,638	1,678
American Express Company
6.34%, (SOFR + 1.00%), 02/16/28 (a)	1,625	1,631
Ares Capital Corporation
3.88%, 01/15/26	1,653	1,596
Athene Global Funding
1.72%, 01/07/25 (c)	2,521	2,468
6.19%, 05/08/26 (a) (c)	2,080	2,082
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	1,348	1,242
Avolon Holdings Funding Limited
2.13%, 02/21/26 (c)	1,759	1,653
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	885
Banco BTG Pactual S/A
4.50%, 01/10/25 (d)	450	446
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	400	378
2.75%, 12/10/25 (c)	550	520
Banco De Bogota
6.25%, 05/12/26 (d)	1,300	1,283
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,107
3.25%, 09/30/31 (d)	200	186
3.25%, 09/30/31 (c)	1,650	1,535
Banco Industrial S.A.
4.88%, 01/29/31 (d)	600	576
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	1,500	1,459
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	1,400	1,241
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
7.53%, 10/01/28 (d)	800	832
Bancolombia SA
4.63%, 12/18/29	1,700	1,644
Bank of Montreal
1.50%, 01/10/25 (e)	840	822
Bank of Nova Scotia, The
4.75%, 02/02/26 (e)	835	825
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	900	887
5.13%, 01/18/33 (d)	1,400	1,276
BPCE
2.38%, 01/14/25 (c)	1,780	1,749
Brown & Brown, Inc.
4.20%, 09/15/24	1,645	1,639
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (e)	1,000	982
Commonwealth Bank of Australia
5.75%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,633	1,632
Credicorp Ltd.
2.75%, 06/17/25 (d)	200	194
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,100	1,081
5.15%, 01/16/26 (c)	655	651
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	2,200	2,066
F&G Global Funding
5.88%, 06/10/27 (c)	654	650
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (d)	1,400	1,354
Ford Motor Credit Company LLC
7.35%, 11/04/27	1,752	1,826
General Motors Financial Company, Inc.
4.00%, 01/15/25	1,650	1,634
5.25%, 03/01/26	1,647	1,638
Global Bank Corporation
5.25%, 04/16/29 (d)	1,000	921
Goldman Sachs Bank USA
6.10%, (SOFR + 0.77%), 03/18/27 (a) (c)	1,061	1,062
Gruposura Finance
5.50%, 04/29/26 (d)	800	784
Intergroup Financial Services Corp.
4.13%, 10/19/27 (d)	400	373
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	45	43
ITAU Unibanco Holding SA
3.88%, 04/15/31 (d)	1,600	1,542
JPMorgan Chase & Co.
3.90%, 07/15/25	1,664	1,638
0.77%, 08/09/25	1,455	1,447
6.27%, (SOFR + 0.92%), 04/22/28 (a)	1,470	1,476
Macquarie Bank Limited
6.53%, (SOFR + 1.20%), 12/07/26 (a) (c)	808	817
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	2,073	2,046
Mizuho Financial Group, Inc.
6.30%, (SOFR + 0.96%), 05/22/26 (a)	840	846
Morgan Stanley
3.88%, 01/27/26	1,681	1,643
Multibank, Inc.
7.75%, 02/03/28 (c)	400	400
National Securities Clearing Corporation
4.90%, 06/26/29 (c)	1,139	1,135
New York Life Global Funding
3.60%, 08/05/25 (c)	836	821
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (e)	1,700	1,622
1.83%, 09/10/30 (c) (e)	400	382
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (d)	500	477
Royal Bank of Canada
5.87%, (SOFR + 0.53%), 01/20/26 (a) (e)	816	814
Synchrony Financial
4.25%, 08/15/24	1,683	1,679
The Charles Schwab Corporation
6.39%, (SOFR + 1.05%), 03/03/27 (a)	810	817
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	1,062	1,063
Toronto-Dominion Bank, The
0.70%, 09/10/24 (e)	832	823
United Overseas Bank Limited
1.75%, 03/16/31 (d)	2,000	1,871
2.00%, 10/14/31 (d)	200	185
Wells Fargo & Company
2.41%, 10/30/25	2,994	2,960
6.42%, (SOFR + 1.07%), 04/22/28 (a)	2,439	2,451
Westpac Banking Corporation
6.06%, (SOFR + 0.72%), 11/17/25 (a)	1,215	1,221
		78,707
Utilities 1.4%
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	1,100	1,041
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (b)	248	247
American Electric Power Company, Inc.
5.20%, 01/15/29	498	495
Cerro Del Aguila S.A.
4.88%, 05/24/26 (d)	600	588
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (f)	2,372	1,887
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (d)	1,000	965

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Edison International
5.45%, 06/15/29	1,621	1,619
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	348	311
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	300	259
Enel Finance International N.V.
5.13%, 06/26/29 (c)	287	282
Entergy Corporation
0.90%, 09/15/25	1,743	1,649
Exelon Corporation
5.15%, 03/15/29	831	829
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,259	1,199
Georgia Power Company
5.00%, 02/23/27	825	822
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,036	1,008
JSW Energy Limited
4.13%, 05/18/31 (d)	494	436
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	697	699
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	484	472
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,116	1,068
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	422	401
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (b)	370	369
NiSource Inc.
5.25%, 03/30/28	820	819
5.20%, 07/01/29	588	584
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	950	893
Pacific Gas And Electric Company
4.95%, 06/08/25	1,023	1,014
2.10%, 08/01/27	700	632
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (d)	300	289
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,218	1,239
Southern California Edison Company
4.90%, 06/01/26	1,158	1,148
The Southern Company
5.15%, 10/06/25	810	806
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	900	857
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	528	510
WEC Energy Group Inc.
4.75%, 01/09/26	820	811
		26,248
Materials 1.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	180
Avery Dennison Corporation
0.85%, 08/15/24	497	494
BHP Billiton Finance (USA) Limited
5.25%, 09/08/26	1,295	1,296
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (d)	1,600	1,603
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (d)	400	393
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	1,100	1,061
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	600	579
Fibria Overseas Finance Ltd.
4.00%, 01/14/25	1,700	1,682
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,000	1,916
Glencore Funding LLC
4.00%, 04/16/25 (c)	1,082	1,070
1.63%, 09/01/25 (c)	600	573
6.41%, (SOFR + 1.06%), 04/04/27 (a) (c)	1,307	1,310
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (d)	400	371
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,000	994
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	600	595
Nutrien Ltd.
4.90%, 03/27/28	1,334	1,319
Packaging Corporation of America
3.65%, 09/15/24	577	575
PT Freeport Indonesia
4.76%, 04/14/27 (d)	800	784
4.76%, 04/14/27 (c)	600	588
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (d)	1,900	1,882
Sasol Financing USA LLC
4.38%, 09/18/26	800	753
Solvay Finance (America), LLC
5.65%, 06/04/29 (c)	272	274
Southern Copper Corporation
3.88%, 04/23/25	450	443
		20,735
Energy 1.0%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	1,342	1,318
Cosan Luxembourg S.A.
7.00%, 01/20/27 (d)	1,450	1,448
Ecopetrol S.A.
5.38%, 06/26/26	1,400	1,374
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	639	618
Enbridge Inc.
2.50%, 02/14/25	1,676	1,647
Energy Transfer LP
6.05%, 12/01/26	1,613	1,633
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	1,573	1,448
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	150	148
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	836	827
Kinder Morgan, Inc.
4.30%, 06/01/25	830	819
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	200	185
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	600	580
Petrobras Global Finance B.V.
7.38%, 01/17/27	800	824
Phillips 66
3.85%, 04/09/25	725	717
1.30%, 02/15/26	85	80
PT Adaro Indonesia
4.25%, 10/31/24 (d)	1,200	1,189
PT Pertamina (Persero)
1.40%, 02/09/26 (d)	1,500	1,402
Reliance Industries Limited
4.13%, 01/28/25 (d)	1,000	991
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	328	327
Schlumberger Holdings Corporation
5.00%, 11/15/29 (c)	673	668
		18,243
Industrials 1.0%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	1,100	1,015
AGCO Corporation
5.45%, 03/21/27	395	396
BAE Systems PLC
5.00%, 03/26/27 (c)	2,065	2,050
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (f)	465	348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Boeing Company, The
4.88%, 05/01/25 (g)	827	818
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	1,676	1,647
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	815	805
MV24 Capital B.V.
6.75%, 06/01/34 (d)	1,182	1,125
Northrop Grumman Corporation
2.93%, 01/15/25	1,332	1,313
Penske Truck Leasing Co., L.P.
4.00%, 07/15/25 (c)	1,505	1,479
4.40%, 07/01/27 (c)	1,696	1,651
Republic Services, Inc.
2.50%, 08/15/24	1,650	1,643
Ryder System, Inc.
5.25%, 06/01/28	1,649	1,653
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (d)	1,200	1,189
Veralto Corporation
5.50%, 09/18/26 (c)	821	820
		17,952
Health Care 0.9%
AbbVie Inc.
2.60%, 11/21/24	831	822
Amgen Inc.
5.51%, 03/02/26	810	810
Bristol-Myers Squibb Company
5.83%, 02/20/26 (a)	895	897
CVS Health Corporation
5.00%, 02/20/26	820	814
Elevance Health, Inc.
3.50%, 08/15/24	2,467	2,461
Eli Lilly and Company
5.00%, 02/27/26	925	924
HCA Inc.
5.38%, 02/01/25	1,641	1,635
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	824
McKesson Corporation
5.25%, 02/15/26	820	817
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	295	293
Royalty Pharma PLC
1.75%, 09/02/27	1,846	1,658
Solventum Corporation
5.45%, 02/25/27 (c)	1,646	1,642
Stryker Corporation
4.85%, 12/08/28	1,150	1,141
Viatris Inc.
1.65%, 06/22/25	857	824
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,674	1,646
		17,208
Consumer Staples 0.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	688	578
B.A.T Capital Corporation
2.79%, 09/06/24	845	840
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	807
Campbell Soup Company
3.95%, 03/15/25	1,660	1,641
5.20%, 03/19/27	660	661
Camposol SA
6.00%, 02/03/27 (d)	350	296
Dollar General Corporation
4.15%, 11/01/25	810	794
Dollar Tree, Inc.
4.00%, 05/15/25	1,497	1,475
General Mills, Inc.
4.00%, 04/17/25	830	820
5.24%, 11/18/25	657	655
JDE Peet's N.V.
0.80%, 09/24/24 (c)	845	835
Minerva Luxembourg S.A.
5.88%, 01/19/28 (d)	400	388
NBM US Holdings, Inc.
7.00%, 05/14/26 (d)	1,400	1,401
PepsiCo, Inc.
5.74%, 11/12/24 (a)	485	485
Philip Morris International Inc.
4.88%, 02/13/26	1,648	1,635
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (d)	472	469
		13,780
Information Technology 0.7%
Broadcom Inc.
3.15%, 11/15/25	847	821
3.88%, 01/15/27	766	741
Dell International L.L.C.
4.00%, 07/15/24 (g)	820	819
5.85%, 07/15/25 (g)	815	817
Foundry JV Holdco LLC
5.90%, 01/25/30 (c)	828	840
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,225	1,225
Microchip Technology Incorporated
0.98%, 09/01/24	1,424	1,413
4.25%, 09/01/25	230	226
5.05%, 03/15/29	330	327
Motorola Solutions, Inc.
5.00%, 04/15/29	1,675	1,662
NXP B.V.
4.40%, 06/01/27	840	822
Oracle Corporation
5.80%, 11/10/25	1,629	1,637
Workday, Inc.
3.50%, 04/01/27	830	794
		12,144
Consumer Discretionary 0.6%
BMW US Capital, LLC
5.96%, (SOFR + 0.62%), 08/11/25 (a) (c)	814	815
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,630	1,632
Hyatt Hotels Corporation
5.75%, 01/30/27 (g)	1,382	1,396
Hyundai Capital America
1.00%, 09/17/24 (c)	1,665	1,648
5.30%, 03/19/27 (c)	825	823
Lowe`s Companies, Inc.
4.40%, 09/08/25	497	491
Magna International Inc.
5.05%, 03/14/29	1,666	1,664
McDonald's Corporation
3.38%, 05/26/25	135	133
1.45%, 09/01/25	1,579	1,510
O'Reilly Automotive, Inc.
5.75%, 11/20/26	780	787
		10,899
Real Estate 0.5%
Crown Castle Inc.
4.80%, 09/01/28	825	808
Equinix, Inc.
1.25%, 07/15/25	1,727	1,650
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (d)	350	341
Public Storage Operating Company
6.05%, 04/16/27 (a)	1,139	1,143
Simon Property Group, L.P.
2.00%, 09/13/24	1,325	1,315
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,710	1,651
Welltower OP LLC
4.00%, 06/01/25	1,665	1,637
		8,545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Communication Services 0.4%
AT&T Inc.
5.54%, 02/20/26	980	980
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	1,035	1,015
Bharti Airtel Limited
4.38%, 06/10/25 (d)	600	593
Charter Communications Operating, LLC
6.15%, 11/10/26	485	489
Digicel Group Holdings Limited
0.00%, 12/31/30 (c) (f) (h)	156	26
Millicom International Cellular SA
6.63%, 10/15/26 (d)	450	447
5.13%, 01/15/28 (d)	1,125	1,059
Omnicom Group Inc.
3.65%, 11/01/24	1,239	1,231
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	1,668	1,652
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (d)	600	587
		8,079
Total Corporate Bonds And Notes (cost $234,335)		232,540
SENIOR FLOATING RATE INSTRUMENTS 5.3%
Industrials 1.3%
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (a)	1,057	1,061
American Builders & Contractors Supply Co., Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/25/31 (a)	3,140	3,144
APi Group DE, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	1,780	1,778
Clean Harbors Inc.
2023 Term Loan, 7.19%, (SOFR + 1.75%), 10/08/28 (a)	945	949
CPI Holdco B LLC
Term Loan, 7.32%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	145	145
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.18%, (SOFR + 1.75%), 04/21/28 (a)	4,579	4,580
Focus Financial Partners, LLC
2021 Term Loan B4, 7.85%, (1 Month Term SOFR + 2.50%), 12/31/24 (a) (i)	1,302	1,300
Generac Power Systems, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 12/11/26 (a)	109	108
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	780	782
IQVIA Inc.
2023 USD Term Loan B4, 7.31%, (3 Month Term SOFR + 2.00%), 11/17/31 (a)	3,025	3,035
Lamar Media Corporation
2020 Term Loan B, 6.93%, (1 Month Term SOFR + 1.50%), 02/06/27 (a)	2,310	2,305
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (a)	868	885
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.31%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	194	195
Resideo Funding Inc.
2024 M&A Term Loan B, 0.00%, (3 Month Term SOFR + 2.00%), 05/21/31 (a) (j)	510	508
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (a)	75	77
SMG US Midco 2, Inc.
2020 Term Loan, 8.09%, (3 Month Term SOFR + 2.50%), 01/23/25 (a)	382	382
Standard Industries Inc.
2021 Term Loan B, 7.34%, (1 Month Term SOFR + 2.00%), 08/05/28 (a)	2,819	2,823
		24,057
Consumer Discretionary 1.0%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (1 Month Term SOFR + 2.25%), 09/12/30 (a)	3,047	3,036
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (a)	173	172
2024 Term Loan B7, 7.33%, (1 Month Term SOFR + 2.00%), 04/06/28 (a)	1,021	1,021
2024 Term Loan B8, 7.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (a)	1,094	1,094
Asplundh Tree Expert, LLC
2021 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 09/07/27 (a)	2,980	2,979
Beacon Roofing Supply, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 05/19/28 (a)	1,393	1,397
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 7.09%, (SOFR + 1.75%), 11/09/30 (a)	1,030	1,031
KFC Holding Co.
2021 Term Loan B, 7.20%, (SOFR + 1.75%), 03/10/28 (a)	1,295	1,293
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 7.58%, (SOFR + 2.25%), 03/17/31 (a)	2,380	2,385
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 7.17%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	2,965	2,965
		17,373
Information Technology 0.9%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 08/01/24 (a) (k) (l)	107	2
Energizer Holdings, Inc.
2024 Term Loan B, 7.34%, (SOFR + 2.00%), 12/22/27 (a)	1,814	1,815
Gen Digital Inc.
2022 Term Loan B, 7.33%, (SOFR + 1.75%), 01/28/29 (a)	2,577	2,564
Go Daddy Operating Company, LLC
2024 Term Loan B6, 7.33%, (1 Month Term SOFR + 2.00%), 11/12/29 (a)	3,276	3,279
Iron Mountain Information Management, LLC
Term Loan, 0.00%, (SOFR + 2.00%), 01/31/31 (a) (j)	3,225	3,208
Iron Mountain, Inc.
2018 Term Loan B, 7.19%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,535	4,522
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.33%, (SOFR + 3.00%), 10/15/27 (a) (i)	71	70
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (a)	1,755	1,757
		17,217
Materials 0.6%
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 12/20/29 (a)	1,565	1,567
Berry Global, Inc.
2023 Term Loan AA, 7.19%, (SOFR + 1.75%), 07/01/29 (a)	3,422	3,422
Element Solutions Inc.
2023 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 12/09/30 (a)	1,516	1,518
H.B. Fuller Company
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 02/15/30 (a)	1,431	1,431
Reynolds Consumer Products LLC
Term Loan, 7.18%, (SOFR + 1.75%), 01/30/27 (a)	2,991	2,996
		10,934
Communication Services 0.4%
Alterra Mountain Company
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 3.25%), 08/17/28 (a)	462	463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cedar Fair, L.P.
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 04/18/31 (a)	785	783
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	35	35
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	2,958	2,956
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (SOFR + 2.25%), 03/20/25 (a)	78	78
WMG Acquisition Corp.
2024 Term Loan I, 7.32%, (1 Month Term SOFR + 2.00%), 01/21/31 (a)	3,320	3,322
Ziggo Financing Partnership
USD Term Loan I, 7.94%, (SOFR + 2.50%), 04/17/28 (a)	60	58
		7,695
Utilities 0.4%
Calpine Corporation
Term Loan B9, 7.33%, (1 Month Term SOFR + 2.00%), 03/22/26 (a)	1,025	1,021
2024 Term Loan B5, 7.33%, (1 Month Term SOFR + 2.00%), 12/02/27 (a)	985	985
2024 Term Loan B10, 7.33%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	160	159
NRG Energy, Inc.
2024 Term Loan, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	2,509	2,507
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 12/11/25 (a)	2,956	2,956
		7,628
Health Care 0.4%
Avantor Funding, Inc.
2024 Term Loan, 7.43%, (SOFR + 2.00%), 11/08/27 (a)	1,925	1,932
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.46%, (SOFR + 2.00%), 05/18/26 (a)	2,209	2,207
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.46%, (3 Month SOFR + 2.00%), 11/15/27 (a)	2,141	2,103
		6,242
Financials 0.3%
Setanta Aircraft Leasing Designated Activity Co
2024 Term Loan B, 7.07%, (3 Month Term SOFR + 1.75%), 11/06/28 (a)	1,445	1,452
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (a)	912	910
Term Loan B, 7.09%, (SOFR + 1.75%), 06/06/31 (a)	2,835	2,827
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	634	632
		5,821
Real Estate 0.0%
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	560	557
Consumer Staples 0.0%
US Foods, Inc.
2019 Term Loan B, 7.44%, (SOFR + 2.00%), 08/14/26 (a)	488	489
Energy 0.0%
Buckeye Partners, L.P.
2024 Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 11/02/26 (a)	266	266
Total Senior Floating Rate Instruments (cost $98,247)		98,279
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (h) (k)	—	1
Flame Aggregator LLC (h) (k)	2	14
Total Common Stocks (cost $0)		15
SHORT TERM INVESTMENTS 9.0%
U.S. Treasury Bill 5.2%
Treasury, United States Department of
5.31%, 09/10/24	18,320	18,130
5.31%, 10/01/24	80,000	78,933
		97,063
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 5.21% (m) (n)	69,899	69,899
Total Short Term Investments (cost $166,967)		166,962
Total Investments 99.6% (cost $1,888,400)		1,837,021
Other Derivative Instruments 1.1%		19,407
Other Assets and Liabilities, Net (0.7)%		(12,795)
Total Net Assets 100.0%		1,843,633

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $64,109 and 3.5% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	78,801	383,022	391,924	1,390	—	—	69,899	3.8

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/15/23	1,010	1,041	0.1
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	585	578	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	983	1,015	0.1
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,289	1,318	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,084	1,015	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	915	885	—
Banco BTG Pactual S/A, 4.50%, 01/10/25	01/23/24	446	446	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	03/28/24	381	378	—
Banco De Bogota, 6.25%, 05/12/26	08/01/23	1,273	1,283	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,152	1,107	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	186	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	548	576	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,481	1,459	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,195	1,241	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 7.53%, 10/01/28	04/06/23	791	832	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	880	887	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	10/18/23	1,219	1,276	0.1
Bharti Airtel Limited, 4.38%, 06/10/25	04/24/24	592	593	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	339	348	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,602	1,603	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	354	296	—
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	06/20/24	392	393	—
Cerro Del Aguila S.A., 4.88%, 05/24/26	05/26/22	594	588	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	968	965	0.1
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	01/19/24	1,058	1,061	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	1,450	1,448	0.1
Credicorp Ltd., 2.75%, 06/17/25	08/31/23	194	194	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	2,185	2,066	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	351	311	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	631	618	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/26/24	261	259	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	627	579	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,287	1,199	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/10/23	1,339	1,354	0.1
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	931	921	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,096	1,008	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	02/29/24	194	195	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	823	784	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	1,405	1,448	0.1
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/10/23	367	371	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	371	373	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	44	43	—
ITAU Unibanco Holding SA, 3.88%, 04/15/31	08/03/21	1,540	1,542	0.1
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	419	436	—
LG Chem, Ltd., 3.25%, 10/15/24	06/23/20	1,006	994	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	08/24/23	799	805	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	11/14/23	649	699	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	601	595	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	470	472	—
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	450	447	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	1,088	1,059	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	08/19/21	1,095	1,068	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	12/06/23	380	388	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	389	401	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	1,061	1,125	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/19/23	1,379	1,401	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	184	185	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	581	580	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/07/21	928	893	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,701	1,622	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	342	341	—
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/14/23	300	300	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	465	469	—
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	1,191	1,189	0.1
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/02/24	480	477	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	781	784	—
PT Pertamina (Persero), 1.40%, 02/09/26	04/08/24	1,399	1,402	0.1
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	05/10/22	1,888	1,882	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	290	289	—
Reliance Industries Limited, 4.13%, 01/28/25	05/09/24	991	991	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	1,197	1,189	0.1
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/18/23	565	587	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/19/21	928	857	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	06/07/21	547	510	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,994	1,871	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	04/09/24	183	185	—
		63,147	62,576	3.4

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/19/24	74,000	—	3,345
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	01/01/25	96,000	—	252
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/13/24	74,000	—	1,552
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/30/24	85,000	—	25
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/02/24	87,000	—	1,926
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	09/11/24	36,500	—	12
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	11/22/24	63,000	—	2,191
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	09/26/24	100,000	—	(1,398)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	10/24/24	95,000	—	4,043
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	08/22/24	71,000	—	1,352
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/20/24	85,000	—	781
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	01/16/25	84,000	—	(387)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	11/07/24	75,000	—	140
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	09/18/24	100,000	—	633
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	08/07/24	88,000	—	1,406
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	10/30/24	84,000	—	245
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/13/24	36,000	—	171
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/03/24	76,000	—	2,286
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	10/11/24	73,000	—	109
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/05/24	75,000	—	239
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	10/11/24	28,000	—	336
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/24/24	86,000	—	1,373
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	10/02/24	99,000	—	(1,799)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	12/04/24	66,000	—	574
					—	19,407

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	801,640	—	801,640
Government And Agency Obligations	—	537,585	—	537,585
Corporate Bonds And Notes	—	232,514	26	232,540
Senior Floating Rate Instruments	—	98,279	—	98,279
Common Stocks	—	—	15	15
Short Term Investments	69,899	97,063	—	166,962
	69,899	1,767,081	41	1,837,021
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	22,991	—	22,991
	—	22,991	—	22,991
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(3,584)	—	(3,584)
	—	(3,584)	—	(3,584)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.3%
Mortgage-Backed Securities 31.9%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	57,049	50,342
4.00%, 09/01/43 - 01/01/53	29,555	27,163
3.50%, 01/01/48	2,304	2,075
2.50%, 09/01/50 - 12/01/50	19,159	15,740
4.50%, 07/01/52 - 08/01/52	21,201	20,019
5.50%, 02/01/53	2,852	2,842
6.00%, 08/01/53 - 05/01/54	79,188	80,480
6.50%, 01/01/54	14,466	14,983
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	13,139	12,418
6.18%, 12/01/28	8,349	8,583
2.48%, 11/01/29	16,625	14,863
1.90%, 05/01/30	10,000	8,587
5.81%, 06/01/31	4,862	5,009
2.63%, 04/01/32	62,149	53,149
1.83%, 11/01/33	6,300	4,965
3.00%, 03/01/35 - 04/01/51	47,198	41,113
3.50%, 09/01/43 - 04/01/52	47,537	42,643
4.00%, 01/01/44 - 10/01/49	36,783	34,422
2.20%, 09/01/46	16,179	12,298
2.50%, 09/01/50 - 03/01/51	64,298	53,262
2.00%, 10/01/50 - 02/01/51	41,790	33,108
5.00%, 08/01/52 - 05/01/53	26,973	26,349
5.50%, 05/01/53 - 04/01/54	33,978	33,989
6.00%, 02/01/54	17,659	17,876
Government National Mortgage Association
3.50%, 10/20/45	1,197	1,076
2.50%, 08/20/51	32,075	26,741
		644,095
Collateralized Mortgage Obligations 13.7%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	14,925	14,932
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	541	536
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,691
Series EB-4247, REMIC, 3.50%, 09/15/33	4,170	3,952
Series 2021-M2-HQA2, REMIC, 7.39%, (SOFR 30-Day Average + 2.05%), 12/27/33 (a)	5,225	5,342
Interest Only, Series SP-3770, REMIC, 1.05%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	170	1
Interest Only, Series SM-3780, REMIC, 1.05%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	4,776	426
Series KA-4366, REMIC, 3.00%, 03/15/41	29	29
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	16
Series KM-4141, REMIC, 1.75%, 12/15/42	7,804	6,524
Series CS-4156, REMIC, 0.00%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,198
Series 2023-M1B-HQA2, REMIC, 8.69%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,165
Series UZ-4508, REMIC, 3.00%, 07/15/43	538	416
Series AB-4533, REMIC, 3.00%, 06/15/44	2,392	2,218
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,182	1,951
Series ZD-4440, REMIC, 2.50%, 02/15/45	3,089	2,658
Series KZ-4440, REMIC, 3.00%, 02/15/45	14,227	11,873
Series GZ-4612, REMIC, 3.00%, 09/15/46	24,471	21,193
Series DZ-4894, REMIC, 3.50%, 06/15/49	5,055	4,513
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	19,305	3,125
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,851	2,995
Interest Only, Series MS-4291, REMIC, 0.45%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,932	162
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	20,450	5,464
Interest Only, Series C60-426, 3.50%, 02/25/52	18,378	3,508
Interest Only, Series C8-437, 2.50%, 06/25/52	32,128	5,161
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	198	178
Interest Only, Series 2005-S-2, REMIC, 1.15%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	2,196	131
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	251	234
Interest Only, Series 2011-ES-93, REMIC, 1.05%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	796	76
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,223	1,136
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,171	2,798
Interest Only, Series 2018-ST-25, REMIC, 0.60%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	6,111	403
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	675	636
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	686	645
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	10,075	8,955
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	1,455	1,400
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,363	11,457
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	17,692	14,169
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	7,042
Series 2021-ZV-95, REMIC, 2.50%, 01/25/52	10,332	6,017
Series 2022-DZ-18, REMIC, 3.50%, 04/25/52	10,818	7,979
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	8,265	6,329
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,047	957
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	9,108	1,713
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	13,369	2,135
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	26,379	4,277
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	9,355	1,531
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	11,940	231
Series 2022-BZ-174, REMIC, 3.50%, 08/20/50	21,123	17,504
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	37,348	5,302
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	35,976	4,988
Interest Only, Series 2020-SB-185, REMIC, 0.85%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	37,726	4,551
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	47,076	6,804
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	28,336	3,646
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	25,660	3,530
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	40,481	5,627
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	15,401	2,578
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	16,994	178
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	52,807	1,172
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	36,390	6,133
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,782	10,010
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	40,202	5,675
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	20,271	3,986
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,306	5,991
		276,153
U.S. Treasury Bond 7.0%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	62,883	38,362
1.38%, 11/15/40 - 08/15/50	56,198	34,386
1.88%, 02/15/41	57,170	39,108
2.00%, 11/15/41	3,300	2,266
2.50%, 02/15/45	32,200	22,958
1.25%, 05/15/50	300	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
1.63%, 11/15/50	7,750	4,241
		141,470
Commercial Mortgage-Backed Securities 2.3%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (a)	15,359	13,911
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	36,989	2,437
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	75,067	3,919
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	37,704	1,804
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	58,408	4,579
Interest Only, REMIC, 0.82%, 02/16/63 (a)	53,903	3,146
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	65,953	3,464
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,985	641
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	18,030	1,238
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	78,812	5,316
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	41,072	2,605
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	78,665	2,765
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,964	1,435
		47,260
U.S. Treasury Note 1.4%
Treasury, United States Department of
0.75%, 03/31/26	29,500	27,509
Total Government And Agency Obligations (cost $1,230,929)		1,136,487
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.7%
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,500	2,499
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.71%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (b)	3,313	2,232
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,058
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (b)	2,241	1,696
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,601
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,644
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,492
Allegro CLO V-S Ltd
Series 2024-A1-2A, 0.00%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,000
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,640	1,323
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (a)	13,562	8,349
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,060	992
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,997	2,707
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	2,940	2,649
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,958	5,071
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.00%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,104	207
Series 2007-1A6-5CB, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,104	1,355
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,057
Apidos CLO XII
Series 2013-CR-12A, 7.39%, (3 Month Term SOFR + 2.06%), 04/15/31 (a)	1,000	1,000
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 6.76%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,001
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.79%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	2,745	2,737
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 7.08%, (1 Month Term SOFR + 1.75%), 01/17/29 (a)	900	898
Ares LIX CLO Ltd
Series 2021-B1-59A, 6.99%, (3 Month Term SOFR + 1.66%), 04/25/34 (a)	3,000	3,001
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,541	2,154
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	260
Battalion CLO XI Ltd.
Series 2017-BR-11A, 7.30%, (3 Month Term SOFR + 1.98%), 04/24/34 (a)	1,000	1,001
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	6,125	4,083
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.40%, 07/17/54 (a)	22,494	1,367
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.49%, 09/17/54 (a)	42,687	2,742
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.07%, 11/18/54 (a)	12,393	574
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.72%, 02/18/54 (a)	35,225	2,588
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 6.38%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (b)	1,599	1,570
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	116
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.56%, 05/16/53 (a)	84,767	1,132
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.87%, 09/17/53 (a)	35,666	2,143
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.37%, 07/17/54 (a)	20,127	1,143
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (a)	38,734	1,556
Benchmark 2024-V7 Mortgage Trust
Series 2024-A2-V7, REMIC, 5.77%, 05/17/56	3,365	3,408
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 7.34%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,001
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,580	2,559
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,110
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (b)	15,090	15,197
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 6.89%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,000
Bridge Street CLO IV Ltd
Series 2024-A-1A, 6.93%, 04/20/37 (a)	1,000	1,004

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.36%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	3,000	2,966
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 7.44%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	3,062	2,991
Series 2021-F-VOLT, REMIC, 7.84%, (1 Month Term SOFR + 2.51%), 09/15/36 (a)	1,562	1,541
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,956	1,936
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	4,183
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,044	1,825
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.73%, (3 Month Term SOFR + 1.40%), 04/20/34 (a)	2,000	2,002
Carlyle US Clo 2017-2 Ltd
Series 2017-AR2-2A, 6.83%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,512
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 5.74%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (b)	2,453	2,355
CarVal CLO
Series 2024-A-2A, 0.00%, 07/20/37 (a)	4,000	4,000
Carval CLO IX-C Ltd.
Series 2024-A-1A, 7.01%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,011
CBAM 2017-2 Ltd
Series 2017-BR-2A, 7.43%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,501
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	243	204
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.76%, 05/10/58 (a)	67,686	1,467
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,427	2,440
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,059	997
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,121	840
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	7,485	7,325
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (a)	18,835	260
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.81%, 04/16/49 (a)	14,201	242
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.90%, 07/25/47 (a)	1,316	1,055
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	949	881
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,038	884
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	765	678
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (a)	2,674	2,664
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (b)	6,124	6,118
Colt 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68	4,468	4,505
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.74%, 10/15/46 (a)	2,192	9
COMM 2014-CCRE17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 0.83%, 05/10/47 (a)	5,427	6
COMM 2014-CCRE18 Mortgage Trust
Series 2014-B-CR18, REMIC, 4.46%, 07/17/47 (a)	2,600	2,520
COMM 2014-CCRE19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.78%, 08/12/24 (a)	1,163	1,106
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	24,278	158
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 1.07%, 02/12/48 (a)	17,264	76
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.81%, 02/12/26 (a)	1,340	1,240
Interest Only, Series 2016-XA-DC2, REMIC, 1.07%, 02/12/49 (a)	13,866	145
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 6.63%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,982
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	69
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,149	2,702
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,005	1,250
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	904
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.94%, 04/15/50 (a)	16,494	33
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	1,803
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.70%, 06/17/52 (a)	8,814	488
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	6,423
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	880
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	4,277	3,587
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 09/27/66 (a)	311	305
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 11/25/61 (a)	3,742	3,653
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	8,113	6,946
CSMCM Trust
Series 2018-CERT-SP3, 4.38%, 09/25/58 (a)	15,473	12,899
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (a)	1,041	1,041
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,854
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.51%, 05/12/49 (a)	20,085	319
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	9,727	8,170
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (a)	3,136	2,726
Series 2006-1A3-AR1, REMIC, 6.12%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (b)	7,465	7,342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	397
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	707
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.99%, (3 Month Term SOFR + 1.66%), 01/15/31 (a)	1,000	1,001
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.71%, (3 Month Term SOFR + 1.38%), 07/15/31 (a)	2,047	2,048
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.93%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,025
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,451	2,442
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 5.60%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (b)	5,055	2,549
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,545	1,061
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,866
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (b)	10,500	9,370
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,126
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.66%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	3,065	3,048
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.79%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	4,500	4,505
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,165	1,079
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,445	1,982
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,396
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 6.28%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	360
Series 2018-D-TWR, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	378
Series 2018-E-TWR, REMIC, 7.48%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	304
Series 2018-F-TWR, REMIC, 8.18%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	215
Series 2018-G-TWR, REMIC, 9.30%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	30
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	3,765	1,378
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.68%, 09/12/47 (a)	18,936	10
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	645
Interest Only, Series 2015-XA-GC34, REMIC, 1.35%, 10/13/48 (a)	19,989	260
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,299
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	31,429	241
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.31%, 10/13/49 (a)	22,876	433
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	3,991
Interest Only, Series 2017-C-2, REMIC, 1.22%, 08/12/50 (a)	32,144	802
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.49%, 03/10/28 (a)	2,000	1,735
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.17%, 02/12/52 (a)	37,272	1,415
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.77%, 02/14/53 (a)	48,107	1,289
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.66%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,092
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.79%, (3 Month Term SOFR + 1.46%), 07/17/34 (a)	2,500	2,502
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.99%, (1 Month Term SOFR + 1.75%), 05/15/26 (a)	2,500	2,498
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 9.39%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	273	177
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.79%, (3 Month Term SOFR + 2.46%), 01/20/33 (a)	3,000	3,004
Halseypoint CLO II Ltd
Series 2020-AR-2A, 0.00%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,000
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.71%, (3 Month Term SOFR + 1.38%), 04/21/31 (a)	1,311	1,312
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,666	1,554
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,212	1,848
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,012	823
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,165	957
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (b)	4,269	4,318
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 5.60%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (b)	1,906	1,245
Series 2007-A4-NC1, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (b)	8,970	5,868
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.10%, 09/25/36 (a)	655	608
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,608	3,540
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 6.06%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (b)	4,081	1,964
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,666	437
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.68%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (b)	4,257	3,740
Series 2006-A4-HE3, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (b)	1,591	1,402
Series 2006-A5-HE3, REMIC, 5.94%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (b)	4,115	3,611
Series 2006-A5-WMC4, REMIC, 5.88%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (b)	20,105	10,002
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.40%, 03/26/37 (a)	948	988
Jamestown CLO Ltd
Series 2020-A1R-15A, 6.72%, (3 Month Term SOFR + 1.37%), 07/15/35 (a)	1,000	1,000
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,433
Series 2014-C-C21, REMIC, 4.82%, 07/17/24 (a)	2,000	1,907

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.79%, 11/18/25 (a)	2,224	2,001
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,418
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	17,582	317
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,668
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.76%, 05/15/53 (a)	38,228	2,327
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.93%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	2,636	2,514
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,050
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,014
Katayma CLO II Ltd
Series 2024-A1-2A, 6.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,006
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.51%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	659	645
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (b)	10,361	9,412
LFT CRE 2021-FL1 LLC
Series 2021-B-FL1, 7.19%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,543
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 3.78%, 06/25/26 (b)	6,000	5,979
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.99%, 03/11/50 (a)	30,397	490
Magnetite XL, Limited
Series 2024-A1-40A, 6.79%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,001
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.79%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	1,000	1,000
Marble Point CLO XXV Ltd
Series 2022-A1R-2A, 7.32%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,015
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,728	1,034
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.63%, 11/25/35 (a)	8,802	4,469
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	834
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (a)	2,040	2,040
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.35%, 10/25/47 (a)	9,854	2,791
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.66%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (b)	28,678	9,413
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.46%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (b)	16,492	4,210
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.53%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	2,170	2,158
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	911	904
MF1 2023-FL12 LLC
Series 2023-A-FL12, 7.39%, (1 Month Term SOFR + 2.06%), 11/19/38 (a)	1,350	1,352
MF1 2024-FL15 LLC
Series 2024-A-FL15, 0.00%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,494
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	12,956	13,027
MidOcean Credit CLO
Series 2018-A1-9A, 6.74%, (3 Month Term SOFR + 1.41%), 07/21/31 (a) (c)	1,622	1,622
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.56%, 09/17/24 (a)	1,500	1,392
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,824
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (a)	17,690	206
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.42%, 09/17/49 (a)	15,215	287
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.40%, 10/19/26 (a)	2,960	2,406
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,376
Interest Only, Series 2019-XA-L3, REMIC, 0.73%, 11/18/52 (a)	66,448	1,835
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.60%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	17,557	5,958
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	411
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	968	479
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,520	1,290
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.79%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,500
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	622
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	2,357
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.74%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,516	1,517
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,194
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,500	1,516
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,440
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 5.15%, 02/25/36 (a)	408	283
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.24%, 07/26/41 (a)	5,604	4,692
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,033
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (b)	3,810	3,764
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (b)	4,146	4,140
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (b)	4,059	4,069
Ocean Trails CLO X
Series 2020-AR-10A, 6.81%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	1,000	1,000
Octagon Investment Partners 40 Ltd.
Series 2019-BR-1A, 7.29%, (3 Month Term SOFR + 1.96%), 01/22/35 (a)	1,000	1,001
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.79%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (c)	1,671	1,676
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 9.15%, (SOFR 30-Day Average + 3.81%), 10/29/24 (a) (b)	545	546
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 8.46%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (c)	2,000	2,018
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	4,763	4,355
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (b)	8,824	8,594
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 09/29/60 (b)	205	203
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	2,758	2,672
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,650	9,278
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,809
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	14,407
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,617
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (b)	7,149	6,975
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	2,718	2,642
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (b)	2,576	2,502
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,389	1,075
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,413	1,139
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 5.17%, 08/25/35 (a)	3,021	2,564
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.91%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,476	1,429
Interest Only, Series 2007-1A6-B, REMIC, 0.59%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,476	196
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,462	2,285
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.26%, 01/25/36 (a)	4,081	2,881
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,976	3,526
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,393	1,229
Residential Asset Securitization Trust 2007-A3
Series 2007-1A2-A3, REMIC, 4.53%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	670	603
Series 2007-1A1-A3, REMIC, 5.91%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,135	2,007
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,927	642
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,518	7,938
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	165	139
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	983	794
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	486	372
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	696	546
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,280	3,463
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 6.69%, (3 Month Term SOFR + 1.36%), 05/20/31 (a) (c)	2,099	2,099
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.94%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,012
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	6,133	5,431
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (b)	16,153	5,324
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 6.74%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,868	1,869
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,627	5,282
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,334
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,230
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	915	909
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,281
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,623	3,156
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,600	1,607
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 6.92%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,510
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.74%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (c)	2,654	2,654
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 7.39%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	847
Sound Point Clo XXI Ltd
Series 2018-A1AR-3A, 6.62%, (3 Month Term SOFR + 0.00%), 10/27/31 (a)	3,250	3,254
Sound Point CLO XXIII
Series 2019-AR-2A, 6.76%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,001
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.43%, 04/25/37 (a)	369	196
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,536
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 6.72%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (c)	1,520	1,523
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.39%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	1,000	1,001
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.51%, 11/25/35 (a)	2,896	2,415
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.62%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (b)	4,761	2,950

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 2.72%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (b)	20,500	6,910
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.82%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (b)	4,800	2,671
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,015	2,730
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,212	2,897
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	6,785	5,505
Switch ABS Issuer LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,500	2,422
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,912	4,464
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,221
TRESTLES CLO LLC
Series 2023-B1-6A, 7.86%, (3 Month Term SOFR + 2.50%), 01/25/36 (a)	2,000	2,012
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	2,721	2,609
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.64%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (b)	1,965	1,950
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.66%, 06/17/50 (a)	14,385	466
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-A-ST9, 1.70%, 11/20/29	728	719
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	23	23
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	2,586	2,553
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,925
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	1,973	1,921
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	1,156	1,140
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	9,253	9,218
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (b)	3,867	3,847
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.84%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	892	893
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,411
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (b)	690	667
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (b)	2,669	2,635
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	1,203	1,184
VOLT XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 03/27/51 (b)	2,681	2,626
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (b)	966	955
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 1.14%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (b)	13,748	4,740
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.64%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	52	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	924	704
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,650	1,258
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (a) (b)	17,138	4,750
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	872	819
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	585	580
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.73%, (3 Month Term SOFR + 1.41%), 01/17/31 (a)	2,767	2,768
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.89%, 01/16/26 (a)	1,577	1,471
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (a)	1,937	1,756
Series 2016-C-LC24, REMIC, 4.57%, 09/17/26 (a)	2,000	1,708
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (a)	10,192	195
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,067	921
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	947	794
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	360	304
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.75%, 11/18/25 (a)	1,850	1,729
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,257
Interest Only, Series 2015-XA-LC20, REMIC, 1.42%, 04/15/50 (a)	18,768	78
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (a)	2,031	1,779
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	16,853	152
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.23%, 09/16/50 (a)	66,331	1,597
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.54%, 01/16/60 (a)	15,147	466
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.94%, 12/17/52 (a)	36,697	1,379
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.42%, 02/18/53 (a)	57,879	3,072
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.51%, 06/17/53 (a)	57,488	2,996
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	584	509
WFRBS Commercial Mortgage Trust 2014-C24
Series 2014-A5-C24, REMIC, 3.61%, 10/18/24	2,700	2,652
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.97%, 11/18/47 (a)	17,483	14
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,294	1,241
Total Non-U.S. Government Agency Asset-Backed Securities (cost $952,745)		820,676

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	61,055	61,055
Total Short Term Investments (cost $61,055)		61,055
Total Investments 100.0% (cost $2,244,729)		2,018,218
Other Derivative Instruments (0.0)%		(638)
Other Assets and Liabilities, Net 0.0%		399
Total Net Assets 100.0%		2,017,979

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $15,442 and 0.8% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	17,079	364,899	320,923	952	—	—	61,055	3.0
JNL Government Money Market Fund, 5.31% - Class SL	62,944	308,361	371,305	515	—	—	—	—
	80,023	673,260	692,228	1,467	—	—	61,055	3.0

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	4,000	October 2024	813,752	(94)	3,123
United States 5 Year Note	2,500	October 2024	263,404	(274)	3,042
United States Long Bond	200	September 2024	24,050	(200)	(388)
United States Ultra Bond	60	September 2024	7,240	(99)	281
				(667)	6,058
Short Contracts
United States 10 Year Ultra Bond	(60)	September 2024	(6,668)	29	(144)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,136,487	—	1,136,487
Non-U.S. Government Agency Asset-Backed Securities	—	820,676	—	820,676
Short Term Investments	61,055	—	—	61,055
	61,055	1,957,163	—	2,018,218
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,446	—	—	6,446
	6,446	—	—	6,446
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(532)	—	—	(532)
	(532)	—	—	(532)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.2%
Mortgage-Backed Securities 24.5%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 05/01/52	13,179	11,543
2.50%, 08/01/32 - 04/01/52	18,572	16,028
3.50%, 04/01/33 - 03/01/52	4,041	3,636
1.50%, 07/01/35 - 04/01/51	11,620	9,016
2.00%, 07/01/35 - 04/01/52	20,632	17,123
4.00%, 05/01/38 - 05/01/48	3,225	3,026
4.50%, 10/01/42 - 09/01/52	136	130
3.50%, 07/01/47 - 01/01/48 (a)	868	787
5.00%, 05/01/52 - 08/01/53	4,126	4,029
5.50%, 09/01/52 - 03/01/54	6,822	6,764
6.00%, 03/01/53 - 05/01/54	4,423	4,460
6.50%, 09/01/53 - 01/01/54	3,918	4,036
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	31,679	26,003
3.00%, 02/01/31 - 05/01/52	16,533	14,384
3.50%, 08/01/34 - 03/01/52	6,516	6,063
2.50%, 05/01/35 - 01/01/52	35,169	29,704
1.50%, 11/01/35 - 02/01/51	3,492	2,853
4.00%, 06/01/38 - 09/01/52	11,022	10,247
4.50%, 03/01/39 - 02/01/53	3,466	3,311
TBA, 2.00%, 07/15/39 - 08/15/54 (a)	46,725	36,709
TBA, 5.00%, 07/15/39 (a)	700	694
TBA, 3.50%, 09/01/47 - 08/15/54 (a)	10,227	9,079
4.50%, 09/01/49 (b)	2,121	2,038
2.00%, 04/01/51 (b)	3,564	2,802
3.50%, 11/01/51 (b)	3,105	2,763
5.00%, 09/01/52 - 06/01/53	4,323	4,219
5.50%, 09/01/52 - 08/01/53	8,523	8,467
6.00%, 09/01/52 - 06/01/54	9,922	9,975
6.50%, 05/01/53 - 06/01/54	2,862	2,932
TBA, 2.50%, 07/15/54 - 08/15/54 (a)	10,350	8,461
TBA, 3.00%, 07/15/54 - 08/15/54 (a)	5,400	4,598
TBA, 4.00%, 07/15/54 - 08/15/54 (a)	4,600	4,209
TBA, 4.50%, 07/15/54 (a)	2,950	2,781
TBA, 5.50%, 07/15/54 (a)	4,525	4,463
TBA, 6.00%, 07/15/54 - 08/15/54 (a)	11,500	11,532
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,750	2,574
3.50%, 09/20/45 - 02/20/46	2,993	2,734
5.00%, 04/20/48 - 05/20/54	4,072	3,972
3.00%, 12/20/49 - 05/20/52	3,400	2,966
2.00%, 10/20/50 - 08/15/54 (a)	25,071	20,313
2.00%, 11/20/50 - 04/20/51	5,034	4,080
2.50%, 06/20/51 - 01/20/52	10,022	8,348
4.50%, 03/20/53 - 04/20/53	3,219	3,063
TBA, 2.50%, 07/15/54 (a)	8,500	7,148
TBA, 3.00%, 07/15/54 - 08/15/54 (a)	13,750	11,994
TBA, 3.50%, 07/15/54 - 08/15/54 (a)	8,000	7,193
TBA, 4.50%, 07/15/54 (a)	1,800	1,711
TBA, 5.50%, 07/15/54 - 08/15/54 (a)	5,300	5,256
TBA, 6.00%, 07/15/54 - 08/15/54 (a)	7,600	7,628
TBA, 4.00%, 08/15/54 (a)	3,525	3,260
		381,105
U.S. Treasury Note 20.1%
Treasury, United States Department of
4.38%, 10/31/24 - 11/30/30	5,900	5,902
4.63%, 11/15/26 - 05/31/31	4,185	4,193
4.25%, 03/15/27 - 02/28/31	28,350	28,180
4.00%, 02/29/28 - 02/15/34	37,800	37,083
3.63%, 03/31/28 - 03/31/30	12,394	12,043
1.25%, 09/30/28	15,940	14,007
4.88%, 10/31/28 - 10/31/30	18,483	18,973
2.38%, 03/31/29	23,000	21,038
4.50%, 05/31/29 - 11/15/33	15,300	15,441
3.13%, 08/31/29	9,040	8,526
3.88%, 12/31/29	22,700	22,161
3.75%, 05/31/30	63	61
4.13%, 03/31/31 - 11/15/32	2,810	2,764
2.75%, 08/15/32	12,578	11,192
3.50%, 02/15/33 (b)	96,040	90,007
4.38%, 05/15/34 (b)	21,115	21,122
		312,693
U.S. Treasury Bond 10.5%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	26,186
1.75%, 08/15/41	7,868	5,195
2.00%, 11/15/41 - 08/15/51	30,354	18,876
3.25%, 05/15/42	6,600	5,486
4.38%, 08/15/43	9,550	9,219
3.00%, 02/15/47	1,743	1,336
1.88%, 11/15/51	19,398	11,257
2.25%, 02/15/52	36,390	23,176
2.88%, 05/15/52	11,386	8,344
3.63%, 02/15/53 (b)	13,879	11,806
4.13%, 08/15/53	18,601	17,322
4.25%, 02/15/54	27,287	25,987
		164,190
Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	422	383
Series VD-4676, REMIC, 4.00%, 08/15/37	14	14
Series VA-5083, REMIC, 1.00%, 08/15/38	336	314
Series LA-5041, REMIC, 1.50%, 11/25/40	964	786
Series PT-5046, REMIC, 1.50%, 11/25/40	731	597
Series CL-5092, REMIC, 3.00%, 04/25/41	936	825
Series AB-5210, REMIC, 3.00%, 01/25/42	245	223
Series AE-4636, REMIC, 4.00%, 07/15/42	22	22
Series AC-4661, REMIC, 4.00%, 04/15/43	20	19
Series LB-4492, REMIC, 4.00%, 03/15/44	9	9
Series LB-4506, REMIC, 4.00%, 04/15/44	17	17
Series LB-4522, REMIC, 4.00%, 06/15/44	13	12
Series LB-4535, REMIC, 4.00%, 08/15/44	13	13
Series LA-4993, REMIC, 2.00%, 08/25/44	369	333
Series CD-5266, REMIC, 4.50%, 10/25/44	476	463
Series BA-5000, REMIC, 2.00%, 04/25/45	462	411
Series LA-4646, REMIC, 4.00%, 09/15/45	43	42
Series KB-4692, REMIC, 4.00%, 10/15/46	131	124
Series TA-5210, REMIC, 3.50%, 11/25/46	215	197
Series AG-5176, REMIC, 2.00%, 01/25/47	706	601
Series PA-4746, REMIC, 4.00%, 02/15/47	63	61
Series KA-5180, REMIC, 2.50%, 10/25/47	187	165
Series LB-5202, REMIC, 2.50%, 10/25/47	186	162
Series GC-5159, REMIC, 2.00%, 11/25/47	150	129
Series BA-5190, REMIC, 2.50%, 11/25/47	228	201
Series BA-5198, REMIC, 2.50%, 11/25/47	348	308
Series DA-5197, REMIC, 2.50%, 11/25/47	173	153
Series A-5248, REMIC, 4.00%, 04/15/48	468	451
Series P-5236, REMIC, 5.00%, 04/25/48	169	167
Series M-5164, REMIC, 2.50%, 07/25/48	149	128
Series EA-5159, REMIC, 2.50%, 08/25/48	146	126
Series A-5182, REMIC, 2.50%, 10/25/48	1,225	1,056
Series LA-5200, REMIC, 3.00%, 10/25/48	425	381
Series AG-5202, REMIC, 3.00%, 01/25/49	140	125
Series TP-5178, REMIC, 2.50%, 04/25/49	323	278
Series BA-5169, REMIC, 2.50%, 05/25/49	644	553
Series CA-5190, REMIC, 2.50%, 05/25/49	188	162
Series TP-5189, REMIC, 2.50%, 05/25/49	225	194
Series A-5197, REMIC, 2.50%, 06/25/49	188	162
Series TP-5169, REMIC, 2.50%, 06/25/49	148	127
Series CA-5191, REMIC, 2.50%, 04/25/50	220	188
Series CB-5175, REMIC, 2.50%, 04/25/50	942	808
Series UA-5202, REMIC, 3.00%, 04/25/50	217	193
Series BE-5058, REMIC, 3.00%, 11/25/50	325	278
Series PK-5220, REMIC, 3.50%, 01/25/51	272	251
Series CG-5214, REMIC, 3.50%, 04/25/52	189	175
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	489	441
Series 2020-MG-39, REMIC, 1.50%, 06/25/40	808	661
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	823	673
Series 2020-MC-59, REMIC, 1.50%, 08/25/40	906	741
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	460	442
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,746	2,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Series 2020-JA-49, REMIC, 2.00%, 08/25/44	141	128
Series 2020-MA-43, REMIC, 2.00%, 01/25/45	388	348
Series 2020-BA-80, REMIC, 1.50%, 03/25/45	393	335
Series 2020-BA-101, REMIC, 1.50%, 09/25/45	265	225
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	456	389
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	144	131
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	331	301
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	2,074	1,946
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	362	332
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	287	275
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,684	1,445
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	579	506
Series 2022-E-7, REMIC, 2.50%, 11/25/47	718	635
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	180	144
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	191	153
Series 2022-D-3, REMIC, 2.00%, 02/25/48	723	630
Series 2022-A-7, REMIC, 3.00%, 05/25/48	440	393
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	224	200
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	273	247
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	309	276
Series 2021-H-59, REMIC, 2.00%, 06/25/48	168	134
Series 2022-NA-5, REMIC, 2.50%, 06/25/48	187	163
Series 2022-E-30, REMIC, 4.50%, 07/25/48	348	335
Series 2021-L-85, REMIC, 2.50%, 08/25/48	163	140
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	491	424
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	112	106
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	747	651
Series 2022-B-4, REMIC, 2.50%, 05/25/49	190	164
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	745	641
Series 2022-B-11, REMIC, 3.00%, 06/25/49	228	205
Series 2021-A-68, REMIC, 2.00%, 07/25/49	298	232
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	240	202
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	261	224
Series 2022-A-28, REMIC, 2.50%, 02/25/52	632	579
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	78	69
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	236	209
Series 2019-F-11, REMIC, 5.85%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	156	154
Series 2019-NF-23, REMIC, 5.90%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	88	86
Series 2019-FB-153, REMIC, 5.90%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	407	395
		32,041
Sovereign 1.7%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	331
3.88%, 04/16/50 (e)	145	115
3.00%, 09/15/51 (e)	105	70
5.50%, 04/30/54 (e)	200	202
Angola, Government of
9.50%, 11/12/25 (e)	190	192
8.25%, 05/09/28 (e)	125	117
8.75%, 04/14/32 (e)	100	88
9.38%, 05/08/48 (e)	50	42
Banco Central de la Republica Argentina
0.00%, 06/30/25 (c)	150	141
Bank Gospodarstwa Krajowego
6.25%, 10/31/28 (e)	200	207
5.38%, 05/22/33 (e)	200	197
Bermuda, Government of
3.72%, 01/25/27 (e)	215	205
3.38%, 08/20/50 (e)	60	41
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (e) (f) (g)	620	193
0.00%, 09/01/25 - 03/15/35 (e) (f) (g)	550	170
0.00%, 08/01/41 (c) (d) (e) (f) (g)	75	37
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	115
3.00%, 01/15/34	90	73
3.30%, 03/11/41	85	63
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	234
3.13%, 04/15/31	115	91
8.00%, 04/20/33 - 11/14/35	405	417
7.50%, 02/02/34	50	50
7.38%, 09/18/37	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	225	159
5.20%, 05/15/49	150	106
4.13%, 05/15/51	50	30
8.75%, 11/14/53	635	672
Dubai, Government of
5.25%, 01/30/43 (h)	200	186
Gabon, Government of
6.63%, 02/06/31 (e)	105	79
7.00%, 11/24/31 (e)	80	60
Ghana, Government of
0.00%, 04/07/29 - 06/16/49 (e) (f) (g)	170	87
10.75%, 10/14/30 (e)	80	54
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	85	76
7.30%, 11/13/54 (e)	200	209
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	9
5.38%, 04/24/32 (e)	125	119
6.60%, 06/13/36 (e)	20	20
6.13%, 06/01/50 (e)	45	41
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (e) (i)	260	165
3.50%, 07/31/35 (e) (i)	150	75
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	161
6.00%, 02/09/36 (e)	200	201
5.40%, 03/30/50 (e)	30	26
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	73
5.10%, 06/18/50	150	141
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	67
3.25%, 04/16/30	135	119
2.66%, 05/24/31	100	82
3.50%, 02/12/34	125	102
6.35%, 02/09/35	200	201
6.00%, 05/07/36	200	195
6.05%, 01/11/40	145	140
3.77%, 05/24/61	180	110
5.75%, 10/12/10	210	172
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	70	61
Government of Saudi Arabia
3.63%, 03/04/28 (e)	65	62
3.25%, 10/22/30 (e)	385	345
2.25%, 02/02/33 (e)	200	159
4.50%, 10/26/46 (e)	125	105
4.63%, 10/04/47 (e)	110	93
5.75%, 01/16/54 (e)	200	193
3.75%, 01/21/55 (e)	100	70
4.50%, 04/22/60 (e)	300	241
3.45%, 02/02/61 (e)	250	162
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	185
Government of the Republic of Panama
2.25%, 09/29/32	220	159
6.40%, 02/14/35	100	95
4.50%, 05/15/47	100	70
6.85%, 03/28/54	50	46
7.88%, 03/01/57 (j)	200	210
3.87%, 07/23/60	225	130
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	220	175
6.50%, 09/26/33 (e)	75	76
6.00%, 06/12/34 (e)	200	196
Government of the Republic of Zambia
5.38%, 06/30/33 (e) (i)	17	15
0.50%, 12/31/53 (e) (i)	14	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Government of the Sultanate of Oman
5.63%, 01/17/28 (e)	370	369
6.00%, 08/01/29 (e)	50	51
6.25%, 01/25/31 (e)	200	205
6.50%, 03/08/47 (e)	25	25
6.75%, 01/17/48 (e)	240	244
7.00%, 01/25/51 (e)	25	26
Israel, State of
5.75%, 03/12/54	200	179
Jamaica, The Government of
7.88%, 07/28/45	35	41
Kenya, Government of
9.75%, 02/16/31 (e)	200	191
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	40
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	201
Ministerio De Gobierno
6.88%, 12/10/25 (e) (i)	71	65
6.99%, 06/01/27 (e) (i)	102	86
Ministerul Finantelor Publice
3.00%, 02/14/31 (e)	215	178
3.63%, 03/27/32 (e)	98	83
7.13%, 01/17/33 (e)	80	84
4.00%, 02/14/51 (e)	85	58
Ministry of Defence State of Israel
3.38%, 01/15/50	135	85
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	200
4.82%, 03/14/49 (e)	275	255
4.40%, 04/16/50 (e)	285	247
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (f) (g) (h)	315	22
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	206
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	125
6.50%, 11/28/27 (e)	10	9
6.13%, 09/28/28 (e)	275	241
7.14%, 02/23/30 (e)	90	78
7.88%, 02/16/32 (e)	105	90
7.70%, 02/23/38 (e)	60	46
Pakistan, Government of
6.00%, 04/08/26 (e)	145	130
6.88%, 12/05/27 (e)	45	39
7.38%, 04/08/31 (e)	160	126
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	204
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	150	145
6.13%, 06/15/33 (e)	200	176
Presidencia da Republica
3.88%, 06/12/30	170	150
8.25%, 01/20/34	225	257
7.13%, 01/20/37	115	121
Presidencia De La Nacion
1.00%, 07/09/29	153	89
0.75%, 07/09/30 (i)	1,374	783
3.63%, 07/09/35 (i)	842	363
4.25%, 01/09/38 (i)	484	228
3.50%, 07/09/41 (i)	245	98
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	70
2.45%, 01/31/31	285	244
4.00%, 01/31/52	200	154
5.33%, 01/05/54	200	188
3.10%, 01/22/61	160	98
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (e)	15	13
0.25%, 04/17/30 (e)	150	5
9.25%, 04/17/30 (e)	150	134
7.65%, 06/15/35 (h)	20	15
7.65%, 06/15/35 (e)	35	25
7.63%, 02/01/41 (e)	20	14
7.12%, 01/20/50 (e)	40	26
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	240	239
6.00%, 07/19/28 (e)	75	74
7.05%, 02/03/31 (e)	300	309
6.60%, 06/01/36 (e)	150	151
5.30%, 01/21/41 (e)	95	81
6.85%, 01/27/45 (e)	80	79
5.88%, 01/30/60 (e)	80	69
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (f) (g)	580	106
Sandor-Palota
2.13%, 09/22/31 (e)	200	158
5.50%, 06/16/34 (e)	155	150
3.13%, 09/21/51 (e)	75	47
6.75%, 09/25/52 (e)	35	37
Senegal, Government of
6.25%, 05/23/33 (e)	70	59
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	104
5.88%, 04/20/32	60	56
5.00%, 10/12/46	85	60
5.65%, 09/27/47	75	57
5.75%, 09/30/49	140	105
Tajikistan, Government of
7.13%, 09/14/27 (e)	140	132
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	225
7.63%, 05/29/32 (e)	90	73
7.90%, 02/21/48 (e)	15	10
8.70%, 03/01/49 (e)	310	231
7.50%, 02/16/61 (e)	185	123
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (e) (f) (g)	145	85
0.00%, 03/14/29 - 03/28/30 (e) (f) (g)	185	109
The Government of Barbados
6.50%, 10/01/29 (e)	125	119
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	53
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	200	194
7.38%, 10/10/47 (e)	30	25
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	182
The Philippines, Government of
3.56%, 09/29/32	200	178
2.95%, 05/05/45	35	24
2.65%, 12/10/45	70	45
5.95%, 10/13/47	200	211
5.50%, 01/17/48	200	201
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	101
8.50%, 10/12/35 (e)	165	207
6.63%, 02/17/37 (e)	30	33
7.75%, 01/17/38 (e)	160	195
5.25%, 01/17/42 (e)	45	44
6.75%, 01/15/44 (e)	70	80
5.13%, 01/15/45 (e)	85	82
5.95%, 01/08/46 (e)	220	231
4.35%, 01/11/48	90	76
3.50%, 02/14/50	60	43
4.20%, 10/15/50	1,515	1,238
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	96
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	125	102
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26	135	131
4.25%, 04/14/26	225	216
4.88%, 10/09/26 - 04/16/43	380	320
6.00%, 03/25/27 - 01/14/41	215	183
9.88%, 01/15/28	145	159
5.13%, 02/17/28	110	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
9.38%, 03/14/29 - 01/19/33	545	602
9.13%, 07/13/30	90	98
7.63%, 05/15/34	200	201
6.63%, 02/17/45	30	26
5.75%, 05/11/47	75	57
Urzad Rady Ministrow
5.75%, 11/16/32	90	93
5.50%, 04/04/53	45	44
Vlada Crne Gore
7.25%, 03/12/31 (e)	200	200
		26,968
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K727, REMIC, 2.95%, 07/25/24	255	254
Series A2-K043, REMIC, 3.06%, 12/25/24	2,405	2,375
Series A2-K045, REMIC, 3.02%, 01/25/25	520	512
Series A2-K049, REMIC, 3.01%, 07/25/25	101	98
Series A2-K736, REMIC, 2.28%, 07/25/26	800	760
Series A2-K058, REMIC, 2.65%, 08/25/26	836	795
Series A2-K751, REMIC, 4.41%, 03/25/30	367	361
		5,155
Total Government And Agency Obligations (cost $1,003,900)		922,152
CORPORATE BONDS AND NOTES 28.6%
Financials 11.5%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	205
Access Bank PLC
6.13%, 09/21/26 (e)	115	109
Acrisure, LLC
8.25%, 02/01/29 (e)	45	45
4.25%, 02/15/29 (e)	290	264
8.50%, 06/15/29 (e)	45	46
6.00%, 08/01/29 (e)	140	130
7.50%, 11/06/30 (e)	45	45
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	540	544
2.45%, 10/29/26	561	523
6.45%, 04/15/27	867	888
3.00%, 10/29/28	588	534
5.10%, 01/19/29	1,651	1,634
3.30%, 01/30/32	629	541
AIA Group Limited
3.20%, 09/16/40 (e)	538	393
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	505	497
6.75%, 04/15/28 (e)	94	94
5.88%, 11/01/29 (e) (j)	15	14
7.00%, 01/15/31 (e)	10	10
Ally Financial Inc.
4.70%, (100, 05/15/28) (k)	483	424
5.13%, 09/30/24	304	303
5.75%, 11/20/25	715	710
7.10%, 11/15/27 (j)	1,430	1,490
8.00%, 11/01/31	1,114	1,227
6.70%, 02/14/33	30	30
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	95	95
4.88%, 06/30/29 (e)	50	47
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,859
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	70
7.50%, 02/15/32 (e)	115	115
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,125
5.58%, 01/09/29 (e)	952	956
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,822
5.75%, 11/15/29 (e)	55	55
Azul Secured Finance LLP
11.50%, 05/28/29 (e)	139	114
Banco De Credito E Inversiones S.A.
8.75%, (100, 02/08/29) (e) (k)	200	210
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (k)	200	206
Banco Do Brasil SA
8.75%(10 Year Treasury + 4.40%), (d) (e) (k)	120	122
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (k)	70	70
7.63%, (100, 01/10/28) (e) (k)	200	196
Bank of America Corporation
5.88%, (100, 03/15/28) (k)	180	179
6.25%, (100, 09/05/24) (k)	94	94
4.20%, 08/26/24	100	100
4.18%, 11/25/27	3,725	3,601
4.38%, 04/27/28	3,800	3,709
2.30%, 07/21/32	1,360	1,113
2.97%, 02/04/33	3,100	2,624
5.02%, 07/22/33	5,250	5,125
Barclays PLC
5.83%, 05/09/27	1,980	1,983
6.49%, 09/13/29	1,408	1,458
5.69%, 03/12/30 (l)	1,000	1,007
5.09%, 06/20/30 (l)	2,500	2,398
6.22%, 05/09/34	1,083	1,111
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (e)	40	40
5.13%, 01/18/33 (e)	50	46
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,872
7.05%, 09/29/25	1,229	1,241
Block, Inc.
3.50%, 06/01/31	230	199
6.50%, 05/15/32 (e)	345	350
BNP Paribas
2.22%, 06/09/26 (e) (l)	1,123	1,086
Capital One Financial Corporation
2.64%, 03/03/26	644	630
4.99%, 07/24/26	1,017	1,008
4.93%, 05/10/28	2,117	2,087
3.27%, 03/01/30	2,123	1,919
5.25%, 07/26/30	1,600	1,572
7.62%, 10/30/31	1,228	1,353
Citigroup Inc.
7.13%, (100, 08/15/29) (k)	95	95
4.60%, 03/09/26	309	304
4.30%, 11/20/26	200	195
3.07%, 02/24/28	4,000	3,775
2.67%, 01/29/31	2,300	2,002
4.41%, 03/31/31	1,522	1,450
4.91%, 05/24/33	491	471
Coinbase Global, Inc.
3.63%, 10/01/31 (e)	285	228
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (l)	384	344
Corebridge Financial, Inc.
3.50%, 04/04/25	294	289
3.65%, 04/05/27	420	402
3.85%, 04/05/29	412	386
3.90%, 04/05/32	4,490	4,026
4.35%, 04/05/42	111	91
4.40%, 04/05/52	330	259
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,888
3.73%, 01/14/32 (l)	2,500	2,108
Discover Bank
5.97%, 08/09/28	2,000	1,990
Discover Financial Services
6.70%, 11/29/32	257	269
Encore Capital Group, Inc.
9.25%, 04/01/29 (e) (l)	200	208
8.50%, 05/15/30 (e)	170	173
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	247
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,506

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,973
4.27%, 01/09/27	80	77
4.95%, 05/28/27	1,700	1,660
4.13%, 08/17/27	165	157
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	950
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	240	245
8.00%, 02/15/27 - 06/15/28 (e)	242	251
6.88%, 04/15/29 (e)	20	20
Goldman Sachs Group Inc, The
3.62%, 03/15/28	3,900	3,730
4.22%, 05/01/29	5,000	4,812
3.80%, 03/15/30	2,570	2,402
2.38%, 07/21/32	1,355	1,113
3.10%, 02/24/33	2,900	2,474
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	235	245
Hightower Holdings LLC
6.75%, 04/15/29 (e)	45	42
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	201
HUB International Limited
5.63%, 12/01/29 (e)	80	76
7.25%, 06/15/30 (e)	115	118
Icahn Enterprises L.P.
6.25%, 05/15/26	335	332
5.25%, 05/15/27	125	117
9.75%, 01/15/29 (e)	100	104
9.00%, 06/15/30 (e)	30	30
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	2,998
4.20%, 06/01/32 (e)	200	170
Jane Street Group, LLC
4.50%, 11/15/29 (e) (j)	50	47
7.13%, 04/30/31 (e)	140	144
Jefferies Finance LLC
5.00%, 08/15/28 (e)	25	23
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (k)	130	128
3.96%, 01/29/27	2,050	2,002
4.32%, 04/26/28	3,800	3,707
3.51%, 01/23/29	1,850	1,750
5.30%, 07/24/29	1,500	1,505
4.49%, 03/24/31	4,900	4,722
2.96%, 05/13/31	677	593
4.59%, 04/26/33	3,532	3,357
4.91%, 07/25/33	1,287	1,249
5.72%, 09/14/33	1,700	1,730
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (e)	10	10
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	212
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	20	17
5.13%, (100, 11/01/26) (k)	42	40
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	145	148
8.13%, 03/30/29 (e)	100	106
6.50%, 03/26/31 (e)	135	139
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	180
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	188
5.08%, 05/22/53 (e)	200	189
Morgan Stanley
4.00%, 07/23/25	150	148
4.21%, 04/20/28	5,800	5,635
5.45%, 07/20/29	788	793
4.43%, 01/23/30	1,000	967
3.62%, 04/01/31	4,344	3,986
4.89%, 07/20/33	1,207	1,163
NatWest Group PLC
3.07%, 05/22/28 (l)	712	664
Navient Corporation
5.00%, 03/15/27	25	24
4.88%, 03/15/28	25	23
5.63%, 08/01/33	35	28
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (k)	200	185
OneMain Finance Corporation
7.13%, 03/15/26	125	127
3.50%, 01/15/27	115	108
9.00%, 01/15/29	10	11
7.50%, 05/15/31	195	197
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	160	162
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	921
PRA Group, Inc.
8.88%, 01/31/30 (e)	45	45
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	35
Regions Bank
6.45%, 06/26/37	500	510
RITHM Capital Corp.
6.25%, 10/15/25 (e)	22	22
8.00%, 04/01/29 (e)	45	44
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	195
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	830	820
SLM Corporation
4.20%, 10/29/25	45	44
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,387
Starwood Property Trust, Inc.
3.75%, 12/31/24 (e)	75	74
7.25%, 04/01/29 (e)	55	56
StoneX Group Inc.
7.88%, 03/01/31 (e)	65	67
Synchrony Financial
5.15%, 03/19/29	2,198	2,110
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (f) (g) (h) (k) (m)	200	—
Teachers Insurance And Annuity Association of America
4.90%, 09/15/44 (e)	640	567
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	200	171
5.38%, (100, 06/01/25) (k)	45	45
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	407
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	199	199
U S I, Inc.
7.50%, 01/15/32 (e)	60	61
UBS Group AG
2.59%, 09/11/25 (e) (l)	1,546	1,535
4.55%, 04/17/26 (l)	699	685
1.49%, 08/10/27 (e) (l)	836	765
4.28%, 01/09/28 (e) (l)	2,059	1,976
3.87%, 01/12/29 (e) (l)	303	286
4.19%, 04/01/31 (e) (l)	1,376	1,283
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (e)	55	54
5.46%, 06/30/35 (e) (l)	157	146
Unum Group
4.00%, 06/15/29	1,500	1,413
5.75%, 08/15/42	1,500	1,439
VFH Parent LLC
7.50%, 06/15/31 (e)	105	105
VistaJet Group Holding SA
9.50%, 06/01/28 (e) (j)	45	40
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e)	40	35
6.38%, 02/01/30 (e) (j)	280	219

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wells Fargo & Company
3.53%, 03/24/28	5,123	4,886
5.57%, 07/25/29	1,500	1,514
4.48%, 04/04/31	4,110	3,938
5.50%, 01/23/35	722	719
5.01%, 04/04/51	2,314	2,104
Western Alliance Bancorporation
3.00%, 06/15/31	220	193
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	512
		179,704
Energy 4.1%
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	100	97
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	200	195
Baytex Energy Corp.
7.38%, 03/15/32 (e)	95	96
Blue Racer Midstream, LLC
7.00%, 07/15/29 (e)	35	36
7.25%, 07/15/32 (e)	35	36
California Resources Corporation
7.13%, 02/01/26 (e)	70	70
8.25%, 06/15/29 (e)	165	168
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (e) (j)	70	66
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	226	120
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,158
6.75%, 11/15/39	36	39
5.40%, 06/15/47	89	82
3.75%, 02/15/52	140	99
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	205	206
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (e)	40	40
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	7	7
6.38%, 06/15/26 (e)	170	169
8.38%, 01/15/29 (e)	156	161
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	190	171
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	44
7.25%, 03/01/32 (e)	80	81
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	230	227
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	182	186
6.04%, 11/15/33 (e)	492	503
6.50%, 08/15/43 (e)	147	153
6.54%, 11/15/53 (e)	265	279
6.71%, 08/15/63 (e)	158	168
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	65	63
5.88%, 01/15/30 (e)	225	210
CQP Holdco LP
7.50%, 12/15/33 (h)	250	259
Crescent Energy Finance LLC
7.63%, 04/01/32 (e)	50	51
CrownRock, L.P.
5.00%, 05/01/29 (e)	35	35
CVR Energy, Inc.
5.75%, 02/15/28 (e)	135	125
8.50%, 01/15/29 (e)	200	201
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	210	207
8.63%, 03/15/29 (e)	118	122
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	92
Ecopetrol S.A.
4.63%, 11/02/31	75	61
8.88%, 01/13/33	230	238
8.38%, 01/19/36	70	69
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	275	236
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	210	198
5.38%, 03/30/28	40	35
Energean PLC
6.50%, 04/30/27 (e)	309	304
Energy Transfer LP
5.50%, 06/01/27	1,400	1,404
5.25%, 04/15/29	3,925	3,907
3.75%, 05/15/30	327	301
5.30%, 04/15/47	700	620
6.00%, 06/15/48	490	472
5.00%, 05/15/50	930	791
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	250	209
EnLink Midstream Partners, LP
9.72%(3 Month Term SOFR + 4.37%), (d) (k)	135	134
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	20	20
6.50%, 09/01/30 (e)	100	102
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (e)	200	191
EQM Midstream Partners, LP
7.50%, 06/01/27 (e)	120	123
6.50%, 07/01/27 (e)	115	116
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	65	56
2.63%, 03/31/36 (e)	300	245
Geopark Limited
5.50%, 01/17/27 (e)	110	100
Global Partners LP
6.88%, 01/15/29	325	322
Golar LNG Limited
7.00%, 10/20/25	215	214
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	100	96
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	204
6.51%, 02/23/42 (e)	200	209
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	171	158
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	10	10
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	250	254
Hess Corporation
7.13%, 03/15/33	2,751	3,082
5.60%, 02/15/41	1,013	1,010
5.80%, 04/01/47	601	606
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	170	169
6.50%, 06/01/29 (e)	145	147
4.25%, 02/15/30 (e)	60	55
5.50%, 10/15/30 (e)	20	19
HF Sinclair Corporation
5.00%, 02/01/28 (e)	230	223
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	190	201
7.38%, 07/15/32 (e)	60	61
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	189
ITT Holdings LLC
6.50%, 08/01/29 (e)	110	100
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	58
3.50%, 04/14/33 (e)	90	74
5.75%, 04/19/47 (e)	35	31
Kinetik Holdings LP
6.63%, 12/15/28 (e)	145	147
5.88%, 06/15/30 (e)	95	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	320	316
7.75%, 05/01/27 (e)	25	24
7.50%, 03/01/28 (e) (j)	85	81
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	95	92
Matador Resources Company
6.50%, 04/15/32 (e)	115	115
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	228	203
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	261
Mesquite Energy, Inc.
0.00%, 12/31/49 (e) (f) (g)	269	12
MPLX LP
4.80%, 02/15/29	500	489
4.95%, 09/01/32	993	949
4.50%, 04/15/38	675	589
4.70%, 04/15/48	325	268
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	25	26
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	155	150
6.50%, 09/30/26 (e)	634	581
8.75%, 03/15/29 (e) (j)	147	134
NextEra Energy Operating Partners, LP
4.50%, 09/15/27 (e)	55	52
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	152
Occidental Petroleum Corporation
7.50%, 05/01/31	3,400	3,745
7.88%, 09/15/31	35	39
6.45%, 09/15/36	1,135	1,185
4.30%, 08/15/39	30	24
6.20%, 03/15/40	60	60
6.60%, 03/15/46	1,375	1,435
4.20%, 03/15/48	115	88
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	92
Parkland Corporation
4.50%, 10/01/29 (e)	60	55
4.63%, 05/01/30 (e)	210	192
PBF Holding Company LLC
6.00%, 02/15/28	78	76
7.88%, 09/15/30 (e)	177	181
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	311
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	25	26
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (f) (g) (h)	10,380	1,008
0.00%, 05/17/35 (e) (f) (g)	330	46
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	133
6.49%, 01/23/27	395	380
6.50%, 03/13/27 - 06/02/41	360	331
5.95%, 01/28/31	2,235	1,802
6.70%, 02/16/32	500	418
6.38%, 01/23/45	60	39
6.75%, 09/21/47	8,860	5,823
6.35%, 02/12/48 (j)	4,400	2,805
7.69%, 01/23/50	741	531
6.95%, 01/28/60	115	76
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	46
3.40%, 04/28/61 (e)	105	70
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	73
Phillips 66
3.85%, 04/09/25	87	86
Plains All American Pipeline, L.P.
9.69%(3 Month Term SOFR + 4.37%), (d) (k)	265	265
3.55%, 12/15/29	188	172
Prairie Acquiror LP
9.00%, 08/01/29 (e)	160	165
PT Adaro Indonesia
4.25%, 10/31/24 (e)	165	164
PT Pertamina (Persero)
4.18%, 01/21/50 (e)	50	39
Qatarenergy
1.38%, 09/12/26 (e)	325	299
2.25%, 07/12/31 (e)	270	225
3.13%, 07/12/41 (e)	110	82
3.30%, 07/12/51 (e)	350	244
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (e)	200	203
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	115	107
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,200
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	293
2.25%, 11/24/30 (e)	380	320
4.25%, 04/16/39 (e)	285	249
4.38%, 04/16/49 (e)	35	29
3.25%, 11/24/50 (e)	130	88
3.50%, 11/24/70 (e)	65	42
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	47
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (e)	60	62
SM Energy Company
5.63%, 06/01/25	25	25
Southwestern Energy Company
4.75%, 02/01/32	95	87
Sunnova Energy Corporation
5.88%, 09/01/26 (e) (j)	235	182
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	179
Sunoco LP
5.88%, 03/15/28	95	95
7.00%, 05/01/29 (e)	20	21
4.50%, 05/15/29	160	150
7.25%, 05/01/32 (e)	40	41
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (e)	360	337
Talos Production Inc.
9.00%, 02/01/29 (e)	40	42
9.38%, 02/01/31 (e)	55	58
Teine Energy Ltd.
6.88%, 04/15/29 (e)	20	20
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	116
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (e)	110	112
8.38%, 11/07/28 (e)	40	43
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	112
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	142
3.95%, 05/15/50	509	390
Transocean Inc
8.00%, 02/01/27 (e)	80	80
8.25%, 05/15/29 (e)	30	30
8.75%, 02/15/30 (e)	117	123
8.50%, 05/15/31 (e)	105	105
Tullow Oil PLC
7.00%, 03/01/25 (e)	100	96
10.25%, 05/15/26 (e)	245	232
USA Compression Finance Corp.
7.13%, 03/15/29 (e)	95	96
Valaris Limited
8.38%, 04/30/30 (e)	165	171
Vallourec
7.50%, 04/15/32 (e)	200	207
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	210	186
Viper Energy, Inc.
7.38%, 11/01/31 (e)	35	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Viridien
8.75%, 04/01/27 (e)	240	229
Western Midstream Operating, LP
4.05%, 02/01/30 (i) (n)	4,300	4,001
Williams Companies, Inc., The
3.50%, 11/15/30	1,306	1,182
4.65%, 08/15/32	1,037	984
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	400	405
		63,972
Real Estate 2.5%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	394
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (l)	81	65
5.75%, 01/15/29 (e) (j)	75	46
5.25%, 04/15/30 (e) (j)	34	20
7.00%, 04/15/30 (e)	116	95
Boston Properties Limited Partnership
6.75%, 12/01/27	740	760
Brandywine Operating Partnership, L.P.
8.05%, 03/15/28 (i) (n)	1,062	1,101
4.55%, 10/01/29	189	165
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,969
CBRE Services, Inc.
2.50%, 04/01/31	819	679
COPT Defense Properties
2.25%, 03/15/26	257	243
2.75%, 04/15/31	187	155
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	101
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (e)	245	215
GLP Financing, LLC
5.25%, 06/01/25	50	50
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (e)	45	47
HAT Holdings I LLC
6.00%, 04/15/25 (e)	40	40
3.38%, 06/15/26 (e)	153	144
8.00%, 06/15/27 (e)	45	47
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	192
3.10%, 02/15/30	193	168
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	195	175
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	1,928
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,291
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	155	150
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	116
Kilroy Realty, L.P.
4.75%, 12/15/28	925	876
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	90	83
7.00%, 07/15/31 (e)	90	91
MPT Operating Partnership, L.P.
5.25%, 08/01/26 (j)	172	157
5.00%, 10/15/27 (j)	462	385
3.50%, 03/15/31	585	380
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,837
3.63%, 10/01/29	852	762
3.38%, 02/01/31	3,626	3,096
3.25%, 04/15/33	1,217	982
Park Intermediate Holdings LLC
7.00%, 02/01/30 (e)	65	66
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	151
Realty Income Corporation
3.40%, 01/15/28	238	224
2.20%, 06/15/28	133	119
3.25%, 01/15/31	156	138
2.85%, 12/15/32	164	135
Redfin Corporation
0.50%, 04/01/27 (l)	288	158
Retail Properties of America, Inc.
4.75%, 09/15/30	58	55
Rexford Industrial Realty, L.P.
4.38%, 03/15/27 (e) (l)	48	47
4.13%, 03/15/29 (e) (l)	57	55
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,123
Safehold GL Holdings LLC
2.80%, 06/15/31	60	50
2.85%, 01/15/32	131	108
Store Capital LLC
2.75%, 11/18/30	329	272
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	205
2.70%, 07/15/31	617	510
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,827
2.75%, 09/01/31	1,630	1,329
Uniti Group Inc.
10.50%, 02/15/28 (e)	262	258
4.75%, 04/15/28 (e)	85	69
6.50%, 02/15/29 (e)	750	478
6.00%, 01/15/30 (e)	260	155
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	974
4.75%, 11/15/30	1,439	1,382
VICI Properties Inc.
3.50%, 02/15/25 (e)	4	4
4.63%, 06/15/25 (e)	55	54
4.50%, 09/01/26 (e)	50	49
4.25%, 12/01/26 (e)	8	8
4.63%, 12/01/29 (e)	80	76
VICI Properties L.P.
4.38%, 05/15/25	112	111
4.75%, 02/15/28	969	946
4.95%, 02/15/30	1,407	1,356
5.13%, 05/15/32	345	328
5.75%, 04/01/34	179	177
6.13%, 04/01/54	94	90
Vornado Realty L.P.
2.15%, 06/01/26	271	249
		38,341
Consumer Discretionary 2.1%
Affinity Gaming
6.88%, 12/15/27 (e)	23	20
Alibaba Group Holding Limited
2.13%, 02/09/31 (j)	65	54
Amer Sports Company
6.75%, 02/16/31 (e)	190	189
Aramark Services, Inc.
5.00%, 02/01/28 (e)	115	111
ARKO Corp.
5.13%, 11/15/29 (e) (j)	60	52
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (e)	60	56
5.00%, 02/15/32 (e)	65	59
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	75	67
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	95	94
At Home Group, Inc.
4.88%, 07/15/28 (e)	50	20
AutoNation, Inc.
4.75%, 06/01/30 (n)	117	112
AutoZone, Inc.
4.00%, 04/15/30	762	716

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bath & Body Works, Inc.
7.50%, 06/15/29	115	119
6.63%, 10/01/30 (e)	170	171
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	75
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	135	136
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	85	78
7.00%, 02/15/30 (e)	51	52
6.50%, 02/15/32 (e)	190	191
Carnival Corporation
7.63%, 03/01/26 (e)	125	126
4.00%, 08/01/28 (e)	110	103
10.50%, 06/01/30 (e)	455	494
Carvana Co.
5.63%, 10/01/25 (e)	176	172
5.88%, 10/01/28 (e)	110	89
12.00%, 12/01/28 (e) (o)	63	68
4.88%, 09/01/29 (e)	245	185
10.25%, 05/01/30 (e)	145	125
Century Communities, Inc.
3.88%, 08/15/29 (e) (n)	110	98
Clarios Global LP
6.75%, 05/15/28 (e)	100	101
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	40	36
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (f) (g) (m)	99	—
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	60	62
Crocs, Inc.
4.13%, 08/15/31 (e)	95	83
Cruise Yacht Upper Holdco Ltd
11.88%, 07/05/28 (h)	200	203
Dana Incorporated
4.50%, 02/15/32	95	81
Discovery Communications, LLC
3.63%, 05/15/30	539	474
EG Global Finance PLC
12.00%, 11/30/28 (e)	769	817
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	200	204
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	140	62
Fertitta Entertainment LLC
4.63%, 01/15/29 (e)	130	118
6.75%, 01/15/30 (e)	295	259
Gates Corporation
6.88%, 07/01/29 (e)	110	112
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	175
Grupo Axo, S.A.P.I. de C.V.
5.75%, 06/08/26 (e)	85	86
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (e)	100	95
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (e)	80	80
3.63%, 02/15/32 (e)	242	210
6.13%, 04/01/32 (e)	5	5
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	93
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (e)	75	70
JD.com, Inc.
3.38%, 01/14/30 (j)	185	169
Kohl's Corporation
4.25%, 07/17/25	15	15
Kontoor Brands, Inc.
4.13%, 11/15/29 (e)	30	27
Landsea Homes Corporation
8.88%, 04/01/29 (e)	60	59
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	45	40
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (e)	40	37
8.25%, 08/01/31 (e)	45	47
Levi Strauss & Co.
3.50%, 03/01/31 (e)	20	17
LGI Homes, Inc.
8.75%, 12/15/28 (e)	40	42
4.00%, 07/15/29 (e)	60	52
Life Time, Inc.
5.75%, 01/15/26 (e)	212	211
8.00%, 04/15/26 (e)	155	157
Lindblad Expeditions, LLC
6.75%, 02/15/27 (e)	25	25
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	85
3.75%, 04/01/32	3,974	3,609
4.25%, 04/01/52	1,117	878
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	80	64
7.88%, 05/01/29 (e)	40	26
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	190	179
Mattel, Inc.
6.20%, 10/01/40	160	158
5.45%, 11/01/41	15	13
MCE Finance Limited
5.75%, 07/21/28 (e)	110	103
5.38%, 12/04/29 (e)	70	63
McLaren Finance PLC
7.50%, 08/01/26 (e)	110	96
Meituan
2.13%, 10/28/25 (e)	200	191
3.05%, 10/28/30 (e)	200	173
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (e)	50	51
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	120
MGM Resorts International
6.50%, 04/15/32	95	95
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	625	619
5.88%, 03/15/26 (e)	55	54
Newell Brands Inc.
6.88%, 04/01/36 (i) (n)	195	175
Nordstrom, Inc.
5.00%, 01/15/44	100	81
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Party City Holdings Inc.
0.00%, 02/15/26 (e) (f) (g)	45	—
Prosus N.V.
3.68%, 01/21/30 (e)	45	40
3.06%, 07/13/31 (e)	125	104
4.19%, 01/19/32 (e)	200	176
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (e)	60	60
4.38%, 01/15/28 (e)	120	113
6.13%, 06/15/29 (e)	105	105
4.00%, 10/15/30 (e)	50	44
Rivian Holdings LLC
11.36%, (6 Month Term SOFR + 6.05%), 10/15/26 (d) (e) (i)	624	630
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (e)	130	128
5.38%, 07/15/27 (e)	60	59
7.25%, 01/15/30 (e)	65	67
6.25%, 03/15/32 (e)	141	142
Sally Holdings, LLC
6.75%, 03/01/32	95	94
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	10	10
Sotheby's, Inc.
7.38%, 10/15/27 (e)	120	100
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.50%, 09/01/41	2,000	1,666
Staples, Inc.
10.75%, 09/01/29 (e)	180	171
12.75%, 01/15/30 (e)	145	113
Station Casinos LLC
4.50%, 02/15/28 (e)	200	188
6.63%, 03/15/32 (e)	45	45
Stonemor Inc.
8.50%, 05/15/29 (e)	25	21
Studio City Company Limited
7.00%, 02/15/27 (e)	60	60
Tapestry, Inc.
7.05%, 11/27/25 (n)	181	184
7.00%, 11/27/26 (n)	487	500
7.35%, 11/27/28 (n)	779	807
7.70%, 11/27/30 (n)	896	936
7.85%, 11/27/33 (n)	896	943
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (e)	43	41
Tempur Sealy International, Inc.
4.00%, 04/15/29 (e)	175	158
3.88%, 10/15/31 (e)	95	80
Thor Industries, Inc.
4.00%, 10/15/29 (e)	120	106
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	166	161
10.50%, 05/15/29 (e)	180	177
TopBuild Corp.
4.13%, 02/15/32 (e)	195	172
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (f) (g) (h)	300	117
Univision Communications Inc.
6.63%, 06/01/27 (e)	306	293
8.00%, 08/15/28 (e)	79	77
4.50%, 05/01/29 (e)	25	21
8.50%, 07/31/31 (e)	35	34
Vestel Elektronik Sanayi Ve Ticaret Anonim Sirketi
9.75%, 05/15/29 (e)	200	199
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	103
Warnermedia Holdings, Inc.
3.76%, 03/15/27	579	550
4.05%, 03/15/29	201	186
4.28%, 03/15/32	1,014	886
5.05%, 03/15/42	474	385
5.14%, 03/15/52	5,766	4,487
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	105	110
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	175	146
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	160	156
Yum! Brands, Inc.
4.63%, 01/31/32	435	400
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (e)	155	159
6.75%, 04/23/30 (e)	135	138
		32,210
Communication Services 1.6%
Acuris Finance
5.00%, 05/01/28 (e)	230	207
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	225	204
Altice Financing S.A.
5.75%, 08/15/29 (e)	403	293
Altice France
10.50%, 05/15/27 (e)	10	4
6.00%, 02/15/28 (e)	490	159
Altice France Holding S.A.
5.50%, 01/15/28 (e)	75	51
5.13%, 01/15/29 (e)	270	176
5.13%, 07/15/29 (e)	440	290
AT&T Inc.
4.35%, 03/01/29	450	435
4.30%, 02/15/30	415	397
2.55%, 12/01/33	238	189
4.90%, 08/15/37	400	374
3.80%, 12/01/57	2,900	2,023
Axian Telecom
7.38%, 02/16/27 (e)	216	212
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	579	554
Cablevision Lightpath LLC
5.63%, 09/15/28 (e)	10	8
CCO Holdings, LLC
5.00%, 02/01/28 (e)	470	439
4.75%, 03/01/30 (e)	130	113
4.50%, 08/15/30 (e)	60	51
4.50%, 05/01/32	75	60
4.50%, 06/01/33 (e)	90	71
Charter Communications Operating, LLC
6.10%, 06/01/29	879	882
4.40%, 04/01/33	487	430
6.55%, 06/01/34	479	479
5.38%, 05/01/47	2,440	1,944
5.25%, 04/01/53	4,552	3,574
5.50%, 04/01/63	487	377
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	70	67
9.00%, 09/15/28 (e) (j)	65	68
7.50%, 06/01/29 (e)	45	38
7.88%, 04/01/30 (e)	160	161
Cogent Communications Group, LLC
7.00%, 06/15/27 (e)	155	153
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	45	35
Commscope, Inc.
4.75%, 09/01/29 (e)	145	101
Connect Finco SARL
6.75%, 10/01/26 (e)	65	63
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	55	46
CSC Holdings, LLC
5.50%, 04/15/27 (e)	65	53
4.13%, 12/01/30 (e)	190	123
4.63%, 12/01/30 (e)	266	97
3.38%, 02/15/31 (e)	280	175
4.50%, 11/15/31 (e)	150	97
CT Trust
5.13%, 02/03/32 (e)	200	176
DISH DBS Corporation
5.75%, 12/01/28 (e)	195	134
Dish Network Corporation
3.38%, 08/15/26 (l)	458	285
11.75%, 11/15/27 (e)	659	647
Fox Corporation
4.71%, 01/25/29	550	540
Frontier Communications Holdings, LLC
5.88%, 11/01/29 (j)	12	10
6.00%, 01/15/30 (e) (j)	115	100
8.75%, 05/15/30 (e)	93	97
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	125	122
5.00%, 05/01/28 (e)	35	33
IHS Holding Limited
5.63%, 11/29/26 (e)	240	227
6.25%, 11/29/28 (e)	20	18
Iliad Holding
8.50%, 04/15/31 (e)	165	167
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	261	243
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (e)	75	69
9.50%, 05/30/29 (e)	150	153
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	202	189
5.13%, 07/15/29 (e)	325	270
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Level 3 Financing, Inc.
4.88%, 06/15/29 (e)	15	9
10.50%, 05/15/30 (e)	405	403
3.88%, 10/15/30 (e)	35	18
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	380	244
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	40
3.63%, 10/01/31 (e)	210	178
Millicom International Cellular SA
5.13%, 01/15/28 (e)	171	162
4.50%, 04/27/31 (e)	200	172
7.38%, 04/02/32 (e)	50	50
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	70
Network I2I Limited
3.98%, (100, 03/03/26) (e) (k)	50	48
5.65%, (100, 01/15/25) (e) (k)	120	119
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	145	151
Roblox Corporation
3.88%, 05/01/30 (e)	230	204
Sable International Finance Limited
5.75%, 09/07/27 (e)	115	110
Sirius XM Radio Inc.
4.13%, 07/01/30 (e)	55	47
Telecom Italia Capital
6.38%, 11/15/33 (e)	225	220
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	231
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (e)	130	127
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	47
3.98%, 04/11/29 (e)	40	38
2.39%, 06/03/30 (e)	65	56
T-Mobile USA, Inc.
3.75%, 04/15/27	870	836
3.88%, 04/15/30	40	37
4.38%, 04/15/40	40	35
4.50%, 04/15/50	40	33
Verizon Communications Inc.
3.00%, 03/22/27	184	174
2.55%, 03/21/31	846	718
4.86%, 08/21/46	580	527
5.01%, 04/15/49	138	133
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	165	136
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	195	165
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	45	40
VTR Comunicaciones SpA
5.13%, 01/15/28 (e) (j)	157	142
4.38%, 04/15/29 (e)	100	87
VTR Finance N.V.
6.38%, 07/15/28 (e) (j)	70	61
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	175	165
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e) (j)	175	139
Ziggo B.V.
4.88%, 01/15/30 (e)	100	89
Ziggo Bond Company B.V.
6.00%, 01/15/27 (e)	10	10
		25,024
Industrials 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	275	269
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	55	55
AerCap Holdings N.V.
5.88%, 10/10/79	338	336
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	147
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (e)	200	202
Air Lease Corporation
4.13%, (100, 12/15/26) (k)	200	181
3.38%, 07/01/25	961	939
3.75%, 06/01/26	3,475	3,358
Aircastle Limited
5.25%, (100, 06/17/26) (e) (k)	207	199
America Movil, S.A. De C.V.
5.38%, 04/04/32 (e)	205	188
American Airlines, Inc.
5.50%, 04/20/26 (e)	14	14
7.25%, 02/15/28 (e)	75	75
8.50%, 05/15/29 (e)	170	177
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (e)	25	26
ARD Finance S.A.
6.50%, 06/30/27 (e) (o)	75	19
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	65	64
3.25%, 09/01/28 (e)	22	19
4.00%, 09/01/29 (e) (j)	180	153
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e) (j)	45	39
5.25%, 08/15/27 (e) (j)	34	21
Artera Services, LLC
8.50%, 02/15/31 (e)	397	408
ATP Tower Holdings, LLC
4.05%, 04/27/26 (e)	140	132
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	95	96
Boeing Company, The
6.26%, 05/01/27 (e) (n)	291	293
6.30%, 05/01/29 (e) (n)	373	378
5.15%, 05/01/30 (n)	778	746
6.39%, 05/01/31 (e) (n)	283	288
6.53%, 05/01/34 (e) (n)	303	310
5.71%, 05/01/40 (n)	560	516
5.81%, 05/01/50 (n)	166	150
6.86%, 05/01/54 (e)	456	467
5.93%, 05/01/60 (n)	560	501
7.01%, 05/01/64 (e) (n)	430	440
Bombardier Inc.
7.88%, 04/15/27 (e)	88	88
8.75%, 11/15/30 (e)	45	49
7.25%, 07/01/31 (e)	85	87
7.00%, 06/01/32 (e)	90	91
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	260	281
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	90	79
6.38%, 03/01/34 (e)	55	54
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	75	70
4.13%, 04/15/29 (e)	195	180
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e)	165	153
Carlyle Aviation Elevate Merger Subsidiary Ltd.
7.00%, 10/15/24 (e)	30	30
Carrier Global Corporation
5.90%, 03/15/34	146	153
6.20%, 03/15/54	151	162
Cimpress NV
7.00%, 06/15/26	40	40
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	60
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	44
8.75%, 04/15/30 (e)	130	127
CoreCivic, Inc.
4.75%, 10/15/27	220	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
8.25%, 04/15/29	155	160
CoreLogic, Inc.
4.50%, 05/01/28 (e)	230	209
Covanta Holding Corporation
4.88%, 12/01/29 (e)	160	146
DP World Limited
5.63%, 09/25/48 (e)	100	95
Eco Material Technologies Inc.
7.88%, 01/31/27 (e)	260	261
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	75	74
6.95%, 01/17/28 (e)	65	67
7.00%, 07/28/30 (e)	95	99
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	290	292
EMRLD Borrower LP
6.75%, 07/15/31 (e)	105	106
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	120	126
7.00%, 06/15/32 (e)	40	41
Forward Air Corporation
9.50%, 10/15/31 (e) (j)	112	105
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	115	102
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	230	229
GEO Group, Inc., The
8.63%, 04/15/29 (e)	130	133
10.25%, 04/15/31 (e)	155	162
GFL Environmental Inc.
6.75%, 01/15/31 (e)	75	77
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (e)	150	141
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (e) (j)	60	44
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	10	9
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	40
6.38%, 07/15/32 (e)	95	95
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (e)	85	82
HTA Group Limited
7.50%, 06/04/29 (e) (j)	440	438
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (e)	105	102
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	34
LABL Escrow Issuer LLC
6.75%, 07/15/26 (e)	20	20
10.50%, 07/15/27 (e) (j)	60	59
Madison IAQ LLC
5.88%, 06/30/29 (e)	300	279
Masterbrand, Inc.
7.00%, 07/15/32 (e)	70	71
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (e)	185	189
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	191
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	75	75
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	25	23
Moog Inc.
4.25%, 12/15/27 (e)	95	90
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	110	101
Navios South American Logistics Inc.
10.75%, 07/01/25 (e)	146	146
OI European Group B.V.
4.75%, 02/15/30 (e)	70	64
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (e) (j)	115	109
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (e)	120	120
7.38%, 06/01/32 (e)	35	35
Pike Corporation
5.50%, 09/01/28 (e)	270	259
8.63%, 01/31/31 (e)	125	132
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	220	224
Rand Parent LLC
8.50%, 02/15/30 (e) (j)	452	457
Regal Rexnord Corporation
6.30%, 02/15/30 (n)	130	133
Seaspan Corporation
5.50%, 08/01/29 (e)	244	216
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	80	73
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	200	201
Sisecam UK PLC
8.63%, 05/02/32 (e)	200	203
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	122
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (e)	70	77
Spirit Airlines, Inc.
8.00%, 09/20/25 (e) (j)	25	18
8.00%, 09/20/25 (e)	85	62
Summit Materials, LLC
7.25%, 01/15/31 (e)	75	78
The ADT Security Corporation
4.13%, 08/01/29 (e)	105	97
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	330	320
TransDigm Inc.
5.50%, 11/15/27	440	432
6.38%, 03/01/29 (e)	290	292
4.88%, 05/01/29	150	141
7.13%, 12/01/31 (e)	80	83
6.63%, 03/01/32 (e)	75	76
Trinet Group, Inc.
7.13%, 08/15/31 (e)	195	198
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	156	153
8.50%, 08/15/27 (e)	15	15
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	280	267
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	100	97
Victors Merger Corporation
6.38%, 05/15/29 (e) (j)	150	98
Vm Consolidated, Inc.
5.50%, 04/15/29 (e)	25	24
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	185	184
XPO, Inc.
6.25%, 06/01/28 (e)	50	50
7.13%, 02/01/32 (e)	150	154
		23,138
Consumer Staples 1.3%
Adecoagro S.A.
6.00%, 09/21/27 (e)	125	121
Allied Universal Holdco LLC
9.75%, 07/15/27 (e)	260	258
4.63%, 06/01/28 (e)	62	57
7.88%, 02/15/31 (e)	130	130
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,899
AMN Healthcare, Inc.
4.00%, 04/15/29 (e)	65	59
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,025	944
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.60%, 04/15/48	650	575
4.50%, 06/01/50	500	446
APX Group, Inc.
6.75%, 02/15/27 (e)	415	414
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (e)	58	53
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (e)	10	10
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (e)	90	92
Bimbo Bakeries USA, Inc.
6.40%, 01/15/34 (e)	200	211
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	212	153
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	144
Central Garden & Pet Company
4.13%, 04/30/31 (e)	250	220
Champions Financing Inc.
8.75%, 02/15/29 (e)	185	190
Cosan Overseas Limited
8.25% (h) (k)	190	192
CPI CG Inc.
10.00%, 07/15/29 (e)	45	47
Darling Ingredients Inc.
6.00%, 06/15/30 (e)	60	59
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	161
DP World Salaam
6.00%, (100, 10/01/25) (h) (k)	200	198
Fiesta Purchaser Inc.
7.88%, 03/01/31 (e)	85	88
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	340	338
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e) (j)	90	78
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (e) (j)	58	42
8.00%, 07/15/29 (e) (l) (o)	20	20
12.63%, 07/15/29 (e)	20	21
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	545
JBS USA Food Company
2.50%, 01/15/27	1,190	1,105
5.13%, 02/01/28	515	509
5.50%, 01/15/30	275	270
3.63%, 01/15/32	210	181
3.00%, 05/15/32	5,280	4,330
5.75%, 04/01/33	770	766
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	195	200
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	45	45
10.75%, 06/30/32 (e)	45	43
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	65	58
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (e)	65	69
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	62
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	78
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	119
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	75	72
Performance Food Group Company
5.50%, 10/15/27 (e)	55	54
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	50	46
Pilgrim's Pride Corporation
4.25%, 04/15/31	225	204
Post Holdings, Inc.
5.63%, 01/15/28 (e)	45	44
5.50%, 12/15/29 (e)	146	141
4.63%, 04/15/30 (e)	45	41
6.25%, 02/15/32 (e)	115	115
Reynolds American Inc.
4.45%, 06/12/25	202	200
5.85%, 08/15/45	1,000	925
Safeway Inc.
6.50%, 02/15/28 (e)	100	100
3.50%, 03/15/29 (e)	65	58
4.88%, 02/15/30 (e)	180	170
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	260	257
Sysco Corporation
5.95%, 04/01/30 (n)	332	346
Treehouse Foods, Inc.
4.00%, 09/01/28	145	130
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	160	154
U.S. Foods Inc.
6.88%, 09/15/28 (e)	60	61
4.75%, 02/15/29 (e)	130	123
4.63%, 06/01/30 (e)	45	42
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	95	86
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	190	189
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	120	124
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	165	162
Williams Scotsman, Inc.
6.63%, 06/15/29 (e)	175	176
		21,074
Health Care 1.3%
1375209 BC Ltd
9.00%, 01/30/28 (e) (j)	117	113
180 Medical, Inc.
3.88%, 10/15/29 (e)	275	249
AdaptHealth LLC
5.13%, 03/01/30 (e)	232	203
Akumin Inc.
8.00%, 08/01/28 (e)	58	45
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,145
5.60%, 03/02/43	576	566
5.65%, 03/02/53	286	282
5.75%, 03/02/63	522	509
Auna S.A.A.
10.00%, 12/15/29 (e)	68	69
Avantor, Inc.
4.63%, 07/15/28 (e)	160	152
Bausch Health Companies Inc.
5.50%, 11/01/25 (e)	269	251
4.88%, 06/01/28 (e)	145	109
5.25%, 01/30/30 (e)	95	44
Cano Health, LLC
0.00%, 10/01/28 (e) (f) (g)	60	—
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (e)	50	48
3.50%, 04/01/30 (e)	85	81
Centene Corporation
4.25%, 12/15/27	540	516
2.45%, 07/15/28	1,120	995
4.63%, 12/15/29	840	791
3.38%, 02/15/30	495	438
2.63%, 08/01/31	520	425
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (e)	70	64
Community Health Systems, Inc.
5.63%, 03/15/27 (e)	45	42
6.00%, 01/15/29 (e)	145	128
6.88%, 04/15/29 (e)	124	95
6.13%, 04/01/30 (e)	420	293
5.25%, 05/15/30 (e)	105	87
4.75%, 02/15/31 (e)	855	672

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
10.88%, 01/15/32 (e)	90	94
CVS Health Corporation
3.00%, 08/15/26	92	88
3.63%, 04/01/27	259	248
5.00%, 01/30/29	529	524
5.25%, 01/30/31	217	214
DaVita Inc.
4.63%, 06/01/30 (e)	300	271
Embecta Corp.
5.00%, 02/15/30 (e)	35	29
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	360	233
Garden SpinCo Corporation
8.63%, 07/20/30 (e)	40	43
HCA Inc.
5.63%, 09/01/28	783	790
5.88%, 02/01/29	698	711
3.50%, 09/01/30	513	463
3.63%, 03/15/32	137	121
Humana Inc.
3.70%, 03/23/29	350	328
IQVIA Inc.
6.50%, 05/15/30 (e)	350	355
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	85	79
Lifepoint Health, Inc.
5.38%, 01/15/29 (e)	85	74
9.88%, 08/15/30 (e)	80	85
11.00%, 10/15/30 (e)	10	11
10.00%, 06/01/32 (e)	55	56
Medline Borrower, LP
6.25%, 04/01/29 (e)	485	490
ModivCare Inc.
5.00%, 10/01/29 (e)	35	25
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (e)	160	139
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (e)	180	166
5.25%, 10/01/29 (e)	10	10
Organon & Co.
5.13%, 04/30/31 (e)	195	175
6.75%, 05/15/34 (e)	30	30
7.88%, 05/15/34 (e)	50	51
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	150	133
Radiology Partners, Inc.
8.50%, 01/31/29 (e) (o)	192	180
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	95	95
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e) (j)	178	180
Tenet Healthcare Corporation
6.25%, 02/01/27	195	195
4.63%, 06/15/28 (h)	45	43
6.13%, 10/01/28	65	65
4.25%, 06/01/29	75	70
4.38%, 01/15/30	105	97
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	215
The Providence Service Corporation
5.88%, 11/15/25 (e) (j)	215	218
The Toledo Hospital
6.02%, 11/15/48	80	69
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	55	54
Viatris Inc.
2.70%, 06/22/30	3,945	3,345
3.85%, 06/22/40	127	93
4.00%, 06/22/50	367	246
		19,613
Utilities 1.0%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	40
4.70%, 04/24/33 (e)	200	195
4.00%, 10/03/49 (e)	95	77
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	207
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	200	202
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	24
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,307
DPL Inc.
4.13%, 07/01/25	97	95
Duke Energy Corporation
2.45%, 06/01/30	427	366
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	176
2.78%, 01/07/32 (e)	659	535
ESKOM Holdings
7.13%, 02/11/25 (e)	195	194
6.35%, 08/10/28 (e)	150	145
8.45%, 08/10/28 (e)	25	25
Exelon Corporation
4.05%, 04/15/30	250	235
3.35%, 03/15/32	2,834	2,477
4.70%, 04/15/50	111	94
4.10%, 03/15/52	174	133
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	175	158
Lamar Funding Limited
3.96%, 05/07/25 (e)	145	142
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	110	104
NextEra Energy Operating Partners, LP
7.25%, 01/15/29 (e)	30	31
Nextera Energy Partners, LP
2.50%, 06/15/26 (e) (l)	81	74
NiSource Inc.
2.95%, 09/01/29	1,265	1,136
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	36
3.63%, 02/15/31 (e)	85	73
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	74
PG&E Corporation
4.25%, 12/01/27 (e) (l)	100	100
5.00%, 07/01/28	70	67
5.25%, 07/01/30	230	220
Puget Energy, Inc.
4.10%, 06/15/30	516	474
4.22%, 03/15/32	2,096	1,876
Sunnova Energy International Inc.
0.25%, 12/01/26 (l)	65	32
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	91	91
The AES Corporation
3.95%, 07/15/30 (e)	1,148	1,047
2.45%, 01/15/31	4,200	3,451
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	164
TransAlta Corporation
6.50%, 03/15/40	100	99
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	65	64
5.00%, 07/31/27 (e)	280	271
7.75%, 10/15/31 (e)	55	57
6.88%, 04/15/32 (e)	115	117
		16,485
Materials 0.9%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	65	61
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	315	324
Antofagasta PLC
2.38%, 10/14/30 (e)	200	167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Aris Mining Corporation
6.88%, 08/09/26 (e)	150	141
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	64	67
ATI Inc.
5.88%, 12/01/27	241	238
7.25%, 08/15/30	10	10
5.13%, 10/01/31	30	28
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	150	156
Ball Corporation
6.00%, 06/15/29	150	151
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	110	89
6.99%, 02/20/32 (e)	80	61
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e) (j)	235	221
5.88%, 01/31/50 (e)	75	55
Celanese US Holdings LLC
6.35%, 11/15/28 (n)	639	656
6.55%, 11/15/30 (n)	649	678
6.70%, 11/15/33 (n)	379	398
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (e) (f) (g) (h) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (k)	255	246
9.13%, (100, 03/14/28) (e) (k)	200	214
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	25	25
Commercial Metals Company
4.13%, 01/15/30	45	41
4.38%, 03/15/32	45	41
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	90	87
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (e)	145	150
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	22
3.15%, 01/14/30 (e)	60	53
5.95%, 01/08/34 (e)	200	200
3.70%, 01/30/50 (e)	140	95
6.30%, 09/08/53 (e)	200	198
CSN Islands XII Corp
6.75%, 01/28/28 (e)	150	143
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	71
CVR Partners, LP
6.13%, 06/15/28 (e)	96	92
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	220	233
Eldorado Gold Corporation
6.25%, 09/01/29 (e)	60	58
Endeavour Mining PLC
5.00%, 10/14/26 (e)	200	189
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	50	48
ERO Copper Corp.
6.50%, 02/15/30 (e)	280	272
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	226	220
9.38%, 03/01/29 (e)	235	246
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	110	108
Fresnillo PLC
4.25%, 10/02/50 (e)	200	147
GrafTech Finance Inc.
4.63%, 12/15/28 (e) (j)	115	73
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e)	40	35
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	50	49
INEOS Quattro Finance 2 plc
9.63%, 03/15/29 (e) (j)	200	212
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	51
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	65	61
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (i) (o)	180	147
LSB Industries, Inc.
6.25%, 10/15/28 (d) (e)	90	87
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	95	94
Mercer International Inc.
5.13%, 02/01/29	100	88
Methanex Corporation
5.13%, 10/15/27	210	203
5.25%, 12/15/29	85	82
5.65%, 12/01/44	165	144
Mineral Resources Limited
8.00%, 11/01/27 (e)	185	189
9.25%, 10/01/28 (e)	40	42
Nexa Resources S.A.
6.50%, 01/18/28 (e)	81	82
6.75%, 04/09/34 (e)	200	202
NOVA Chemicals Corporation
8.50%, 11/15/28 (e)	70	74
9.00%, 02/15/30 (e)	55	58
Novelis Corporation
3.88%, 08/15/31 (e)	90	78
Nufarm Australia Limited
5.00%, 01/27/30 (e)	265	242
OCP S.A.
3.75%, 06/23/31 (e)	230	198
6.88%, 04/25/44 (e)	120	115
5.13%, 06/23/51 (e)	110	83
Olin Corporation
5.00%, 02/01/30	306	289
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	125	114
6.25%, 10/01/29 (e) (j)	135	123
7.25%, 06/15/31 (e)	200	199
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	125	116
2.88%, 05/11/31 (e) (j)	70	58
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	206
PT Freeport Indonesia
4.76%, 04/14/27 (e)	200	196
6.20%, 04/14/52 (e)	200	197
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	127
Samarco Mineracao S/A
9.05%, 06/30/31 (e) (i) (o)	260	242
Sasol Financing USA LLC
4.38%, 09/18/26	230	216
5.50%, 03/18/31	35	29
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	20	19
6.63%, 05/01/29 (e)	185	174
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	159	154
Scotts Miracle-Gro Company, The
4.38%, 02/01/32	100	86
Sealed Air Corporation
6.13%, 02/01/28 (e)	105	105
7.25%, 02/15/31 (e)	95	98
6.50%, 07/15/32 (e)	50	50
Stillwater Mining Company
4.00%, 11/16/26 (e)	100	91
Suzano Austria GmbH
3.75%, 01/15/31 (i)	60	52
The Chemours Company
5.38%, 05/15/27	150	142
5.75%, 11/15/28 (e)	340	314
4.63%, 11/15/29 (e)	10	9
TPC Corporation
13.00%, 12/16/27 (e)	90	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Tronox Incorporated
4.63%, 03/15/29 (e)	265	240
Vale Overseas Ltd
6.40%, 06/28/54	125	124
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e) (j)	185	169
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (e)	120	93
W. R. Grace Holdings LLC
4.88%, 06/15/27 (e)	98	95
5.63%, 08/15/29 (e)	90	83
7.38%, 03/01/31 (e)	35	35
		13,725
Information Technology 0.8%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (e)	75	71
ASGN Incorporated
4.63%, 05/15/28 (e)	315	297
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	80
Broadcom Inc.
1.95%, 02/15/28 (e)	271	243
2.45%, 02/15/31 (e)	2,643	2,225
2.60%, 02/15/33 (e)	2,342	1,897
3.50%, 02/15/41 (e)	1,862	1,423
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	191
Capstone Borrower, Inc.
8.00%, 06/15/30 (e)	55	57
Central Parent Inc.
8.00%, 06/15/29 (e)	142	144
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	61	59
9.00%, 09/30/29 (e)	448	434
8.25%, 06/30/32 (e)	215	219
Coherent Corp.
5.00%, 12/15/29 (e) (j)	270	256
Dell International L.L.C.
6.20%, 07/15/30 (n)	289	303
Elastic N.V.
4.13%, 07/15/29 (e)	75	69
Entegris Escrow Corporation
5.95%, 06/15/30 (e)	35	35
Entegris, Inc.
3.63%, 05/01/29 (e)	250	225
Helios Software Holdings, Inc.
8.75%, 05/01/29 (e)	200	204
Insight Enterprises, Inc.
6.63%, 05/15/32 (e)	80	81
Itron, Inc.
1.38%, 07/15/30 (e) (l)	60	60
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	177
McAfee Corp.
7.38%, 02/15/30 (e)	80	74
MicroStrategy Incorporated
6.13%, 06/15/28 (e)	175	170
MKS Instruments, Inc.
1.25%, 06/01/30 (e) (l)	97	103
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (e)	105	114
Nokia Oyj
6.63%, 05/15/39	150	149
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	101
Open Text Corporation
3.88%, 02/15/28 (e)	105	97
3.88%, 12/01/29 (e)	285	255
Oracle Corporation
2.30%, 03/25/28	1,508	1,363
Seagate HDD Cayman
8.25%, 12/15/29	65	70
5.75%, 12/01/34	170	165
SolarEdge Technologies Ltd.
2.25%, 07/01/29 (e) (l)	20	19
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	115	106
UKG Inc.
6.88%, 02/01/31 (e)	115	116
Veritas USA Inc.
7.50%, 09/01/25 (e)	70	61
ViaSat, Inc.
5.63%, 09/15/25 (e)	20	19
Viavi Solutions Inc.
3.75%, 10/01/29 (e)	185	156
Virtusa Corporation
7.13%, 12/15/28 (e)	55	51
Western Digital Corporation
2.85%, 02/01/29	156	135
3.10%, 02/01/32	62	50
Wolfspeed, Inc.
1.88%, 12/01/29 (l)	412	229
		12,353
Total Corporate Bonds And Notes (cost $479,451)		445,639
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.4%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (i)	502	474
Series 2019-B-2, 4.46%, 10/16/26 (i)	220	112
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (i)	163	151
Series 2020-B-1A, 4.34%, 01/15/27 (i)	139	79
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	619	562
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (i)	1,260	1,104
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,570	1,548
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31 (p)	752	754
Series 2024-A2-1A, 6.26%, 05/16/31	685	685
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 02/15/29	300	300
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	370	370
Aimco CLO 11 Ltd
Series 2020-AR-11A, 6.71%, (3 Month Term SOFR + 1.39%), 10/17/34 (d)	582	582
Aimco CLO 14 Ltd
Series 2021-A-14A, 6.58%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,574
AIMCO CLO 22 Ltd
Series 2024-A-22A, 6.83%, (3 Month Term SOFR + 0.00%), 04/19/37 (d)	1,878	1,882
AIMCO CLO Series 2015-A
Series 2015-AR2-AA, 6.72%, (3 Month Term SOFR + 1.40%), 10/16/34 (d)	1,129	1,131
Aimco CLO Series 2018-B
Series 2018-ARR-BA, 6.82%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,195
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.73%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	717
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.82%, (3 Month Term SOFR + 1.50%), 07/20/35 (d)	893	894
Ally Auto Receivables Trust 2024-1
Series 2024-A3-1, 5.08%, 12/15/28	625	622
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	1,030	1,025
AMMC CLO XI Limited
Series 2012-A1R2-11A, 6.60%, (3 Month Term SOFR + 1.27%), 04/30/31 (d) (e)	533	533
Ares LIX CLO Ltd
Series 2021-A-59A, 6.62%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
ARES Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 6.84%, (3 Month Term SOFR + 1.50%), 07/27/37 (d)	1,092	1,092

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Ares LV CLO Ltd
Series 2020-A1R-55A, 6.72%, (3 Month Term SOFR + 1.39%), 07/17/34 (d)	908	910
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 6.66%, (3 Month Term SOFR + 1.33%), 01/16/35 (d)	1,109	1,109
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 6.66%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,135
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	281	281
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	489
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,240
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	84
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (d)	100	76
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 6.48%, (1 Month Term SOFR + 1.15%), 01/18/39 (d)	617	611
Series 2022-B-DKLX, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 01/18/39 (d)	117	115
Series 2022-C-DKLX, REMIC, 7.48%, (1 Month Term SOFR + 2.15%), 01/18/39 (d)	100	98
Bank 2017-Bnk5
Series 2017-A5-BNK5, REMIC, 3.39%, 06/17/27	800	754
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	2,150	2,020
Bank 2018-BNK10
Series 2018-A5-BN10, REMIC, 3.69%, 01/18/28	1,200	1,133
Bank 2018-BNK13
Series 2018-A4-BN13, REMIC, 3.95%, 06/16/28	200	190
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (d)	500	477
Bank 2018-BNK14
Series 2018-A4-BN14, REMIC, 4.23%, 08/17/28 (d)	700	669
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	82
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (d)	3,200	65
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (d)	3,815	3,930
Bank5 2023-5YR1
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	300	307
Bank5 2023-5YR3
Series 2023-A3-5YR3, REMIC, 6.72%, 09/15/28 (d)	400	418
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.74%, (3 Month Term SOFR + 1.41%), 10/15/36 (d)	589	589
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 7.07%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,439
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 6.81%, (3 Month Term SOFR + 1.48%), 01/20/32 (d)	1,208	1,209
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 6.61%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,146
BBCMS Mortgage Trust 2023-C21
Series 2023-A3-C21, REMIC, 6.51%, 12/15/31 (d)	603	639
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 6.62%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,132	1,129
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	101
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	191	182
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.16%, 08/16/52 (d)	6,947	276
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.89%, 12/15/62 (d)	4,894	127
Benchmark 2019-B15 Mortgage Trust
Series 2019-AAB-B15, REMIC, 2.86%, 05/17/29	100	94
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	361	349
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.37%, 07/17/54 (d)	2,075	118
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.72%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	888	889
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	969	863
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 6.66%, (1 Month Term SOFR + 1.34%), 03/16/26 (d)	563	559
BMP 2024-MF23
Series 2024-A-MF23, 6.69%, 06/15/26 (d)	749	744
Series 2024-B-MF23, 6.96%, 06/15/26 (d)	370	367
Series 2024-C-MF23, 7.16%, 06/15/26 (d)	261	259
BofA Auto Trust 2024-1
Series 2024-A3-1A, 5.35%, 11/15/28	235	236
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 7.23%, (1 Month Term SOFR + 1.90%), 04/15/37 (d)	3,825	3,825
Series 2022-B-OANA, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 04/15/37 (d)	591	590
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	642	629
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 6.58%, (3 Month Term SOFR + 1.25%), 04/16/29 (d)	495	495
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,185
Series 2021-B-PAC, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	176
Series 2021-C-PAC, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	235
Series 2021-D-PAC, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	227
Series 2021-E-PAC, REMIC, 7.39%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	792
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.24%, (1 Month Term SOFR + 2.91%), 06/15/38 (d)	88	86
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	1,231	1,217
Series 2022-B-LP2, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	452	446
Series 2022-C-LP2, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	371	366
Series 2022-D-LP2, REMIC, 7.29%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	371	365
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	858	857
Series 2023-B-XL3, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	234	233
Series 2023-C-XL3, REMIC, 7.97%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	103	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.99%, (1 Month Term SOFR + 1.70%), 05/15/29 (d)	1,731	1,727
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.83%, (1 Month Term SOFR + 1.50%), 02/17/26 (d)	1,299	1,295
Series 2024-B-XL4, REMIC, 7.18%, (1 Month Term SOFR + 1.85%), 02/17/26 (d)	122	121
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.72%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	2,981	2,962
Series 2024-B-XL5, REMIC, 7.02%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	509	503
Series 2024-C-XL5, REMIC, 7.27%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	676	665
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 6.24%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	99
BX Trust 2022-GPA
Series 2022-A-GPA, 7.50%, (1 Month Term SOFR + 2.17%), 08/15/24 (d)	643	643
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 04/15/37 (d)	887	883
Series 2022-B-IND, REMIC, 7.27%, (1 Month Term SOFR + 1.94%), 04/15/37 (d)	452	450
Series 2022-C-IND, REMIC, 7.62%, (1 Month Term SOFR + 2.29%), 04/15/37 (d)	102	102
Series 2022-D-IND, REMIC, 8.17%, (1 Month Term SOFR + 2.84%), 04/15/37 (d)	85	85
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	2,009	1,995
Series 2024-B-CNYN, REMIC, 6.99%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	320	318
Series 2024-C-CNYN, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	266	265
Capital One Multi-Asset Execution Trust
Series 2023-A-A1, 4.42%, 05/15/26	700	690
CARLYLE US CLO 2021-11 LTD
Series 2021-A1R-11A, 0.00%, 07/27/37 (d)	1,277	1,277
Carmax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	574	582
Carmax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	452	455
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	132	125
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 6.64%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,597
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.69%, (3 Month Term SOFR + 1.36%), 10/20/32 (d)	710	711
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.72%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	542	543
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 6.64%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,053
Cedar Funding XVII CLO, Ltd.
Series 2023-A-17A, 7.17%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	881
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,331
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	161
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	850
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	288	282
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/34	529	507
Chase Auto Owner Trust 2024-1
Series 2024-A3-1A, 5.13%, 11/26/27	500	500
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	351	353
Series 2024-A1-1A, 5.52%, 09/15/27	581	581
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-AAB-GC41, REMIC, 2.72%, 05/11/29	500	467
Interest Only, Series 2019-XA-GC41, REMIC, 1.17%, 08/11/56 (d)	3,392	135
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AAB-GC46, REMIC, 2.61%, 11/16/29	300	279
Citizens Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.33%, 02/16/27	400	400
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.76%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	883
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 6.90%, (3 Month Term SOFR + 1.57%), 01/20/34 (d)	1,720	1,721
Series 2021-A1-31A, 6.79%, (3 Month Term SOFR + 1.46%), 04/20/34 (d)	1,270	1,271
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	201
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	267	252
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	916	917
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	600	591
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	251	252
Series 2023-A3-1A, 5.64%, 02/22/28	258	260
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	300	297
DLLAD 2024-1 LLC
Series 2024-A3-1A, 5.30%, 06/20/28	194	195
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 6.74%, (3 Month Term SOFR + 1.41%), 10/15/35 (d)	798	799
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 6.74%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,823	1,824
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 0.00%, 07/15/37 (d)	1,016	1,016
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.72%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 6.62%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	592
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (d)	282	282
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.84%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	270
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR2-1A, 6.84%, (3 Month Term SOFR + 1.51%), 07/15/37 (d)	1,021	1,020
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 6.74%, (3 Month Term SOFR + 1.41%), 01/16/35 (d)	1,020	1,021
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 6.14%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,428	2,399
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	914	924
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	500	501
Series 2024-A3-2, 5.61%, 09/20/27	411	414
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	517	516
Series 2021-B-ESH, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	295	294
Series 2021-C-ESH, REMIC, 7.14%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	217	216
Series 2021-D-ESH, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	437	436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 11/16/34 (d)	1,000	1,000
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 6.66%, (3 Month Term SOFR + 1.38%), 05/20/36 (d)	1,862	1,865
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 6.70%, (3 Month Term SOFR + 1.37%), 07/19/34 (d)	651	652
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	993
Series 2024-A1-1, 5.29%, 04/15/27	700	701
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	138	138
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	262	262
GM Financial Revolving Receivables Trust 2024-1
Series 2024-A-1, 4.98%, 03/12/29	255	254
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	704
Series 2021-B-IP, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	107
Series 2021-C-IP, REMIC, 6.99%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	97
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	95	89
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (d)	2,000	1,854
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	194	184
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.33%, 11/05/26 (d)	100	93
Honda Auto Receivables 2023-2 Owner Trust
Series 2023-A3-2, 4.93%, 09/15/26	557	554
Hyundai Auto Lease Securitization Trust 2024-B
Series 2024-A3-B, 5.41%, 08/17/26	1,080	1,080
Hyundai Auto Receivables Trust 2024-A
Series 2024-A3-A, 4.99%, 02/15/29	667	664
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 08/15/24 (d)	1,098	1,099
Invesco CLO Ltd
Series 2021-A-3A, 6.72%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	622
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 6.86%, (3 Month Term SOFR + 1.55%), 04/15/37 (d)	959	964
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	314
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	201
KKR CLO 16 Ltd
Series 2022-A1-41A, 6.66%, (3 Month Term SOFR + 1.33%), 12/31/35 (d)	1,373	1,373
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 03/15/38 (d)	1,055	1,036
Series 2021-B-BMR, REMIC, 6.32%, (1 Month Term SOFR + 0.99%), 03/15/38 (d)	255	249
Series 2021-C-BMR, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	160	156
Series 2021-D-BMR, REMIC, 6.84%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	223	217
Series 2021-E-BMR, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	195	187
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 05/17/38 (d)	2,042	2,006
Series 2022-B-BMR2, REMIC, 7.12%, (1 Month Term SOFR + 1.79%), 05/17/38 (d)	1,221	1,189
Series 2022-C-BMR2, REMIC, 7.42%, (1 Month Term SOFR + 2.09%), 05/17/38 (d)	684	664
Series 2022-D-BMR2, REMIC, 7.87%, (1 Month Term SOFR + 2.54%), 05/17/38 (d)	608	583
Madison Park Funding LII Ltd
Series 2021-A-52A, 6.69%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	994	994
Madison Park Funding Ltd
Series 2021-A-50A, 6.73%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,342
Madison Park Funding LXVII Ltd
Series 2024-A1-67A, 6.80%, (3 Month Term SOFR + 1.51%), 04/25/37 (d)	1,211	1,213
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 6.92%, (3 Month Term SOFR + 0.00%), 01/22/37 (d)	469	472
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 6.71%, (3 Month Term SOFR + 1.38%), 07/17/34 (d)	653	653
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 6.79%, (3 Month Term SOFR + 1.46%), 01/22/31 (d)	290	289
Magnetite XXI, Limited
Series 2019-AR-21A, 6.61%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	920
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.72%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	731
Magnetite XXIX, Limited
Series 2021-A-29A, 6.58%, (3 Month Term SOFR + 1.25%), 01/17/34 (d)	1,104	1,104
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.73%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	250
Magnetite XXX, Limited
Series 2021-A-30A, 6.72%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	1,072	1,073
Magnetite XXXVI Ltd
Series 2023-A-36A, 7.12%, (3 Month Term SOFR + 1.80%), 04/22/36 (d)	607	611
Marlette Funding Trust 2023-3
Series 2023-A-3A, 6.49%, 03/17/25	206	206
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A3-A, 5.32%, 02/15/27	693	696
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	668	670
Series 2024-A-1A, 5.82%, 08/20/27	621	622
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	595
Milos CLO, Ltd.
Series 2017-AR-1A, 6.66%, (3 Month Term SOFR + 1.33%), 10/21/30 (d)	663	663
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	500	467
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	657
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	658
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-A4-HR2, REMIC, 3.59%, 12/17/27	210	198
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,137
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (d)	168	163
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (d)	161	152
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	722
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 6.72%, (3 Month Term SOFR + 1.40%), 07/18/38 (d)	965	965
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	146	132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	290	265
Oak Hill Credit Partners
Series 2024-A1-18A, 6.82%, (3 Month Term SOFR + 1.50%), 04/20/37 (d)	1,393	1,402
Series 2024-A2-18A, 6.97%, (3 Month Term SOFR + 1.65%), 04/20/37 (d)	250	251
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	101	97
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	84	81
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 8.41%, 11/17/25 (d)	696	704
Series 2023-B-AIR, REMIC, 9.16%, 11/17/25 (d)	420	421
Peace Park CLO Ltd
Series 2021-A-1A, 6.72%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	899
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 0.00%, 06/15/29 (p)	250	250
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	673	634
Series 2022-A2II-1A, 4.01%, 12/07/26	601	535
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	631	580
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	480	446
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 6.79%, 07/25/54 (d)	500	498
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (i)	800	757
Rockland Park Limited
Series 2021-A-1A, 6.71%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,242
RR 7 Ltd
Series 2019-A1AB-7A, 6.67%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,142
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	523	463
Series 2020-B-1A, 4.34%, 03/15/27	184	142
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	882
Series 2020-2C-1, 1.88%, 01/15/26	365	344
Series 2020-2C-2, 2.33%, 01/15/28	279	250
SBNA Auto Lease Trust 2024-B
Series 2024-A3-B, 5.56%, 09/21/26	616	618
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	351	352
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (i)	535	484
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 7.33%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	272
Series 2022-C-TFLM, REMIC, 7.98%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	141
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,640	1,625
Series 2021-B-MFP, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	606	597
Series 2021-C-MFP, REMIC, 6.77%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	376	370
Series 2021-D-MFP, REMIC, 7.02%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	247	243
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	1,683	1,697
Series 2024-A2II-1A, 6.27%, 07/30/31	1,001	1,015
Series 2024-A23-1A, 6.51%, 07/30/34	878	893
Symphony CLO 43 Ltd
Series 2024-A1-43A, 6.85%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	856	860
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.55%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	475	475
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 6.57%, (3 Month Term SOFR + 1.24%), 04/19/34 (d)	1,153	1,154
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.66%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	2,158	2,160
Symphony CLO XXXII
Series 2022-A1-32A, 6.65%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	1,176	1,178
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	606	607
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	875	876
Series 2023-A3-B, 6.13%, 12/22/25	900	905
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	264	263
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (i)	1,035	928
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (i)	749	656
Toyota Lease Owner Trust 2023-A
Series 2023-A3-A, 4.93%, 04/20/26	625	622
Toyota Lease Owner Trust 2024-A
Series 2024-A3-A, 5.25%, 08/20/26	600	600
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (i)	232	225
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	999
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	56
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	550	549
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 6.74%, (3 Month Term SOFR + 1.41%), 07/17/34 (d)	1,175	1,177
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.75%, (3 Month Term SOFR + 1.42%), 07/19/34 (d)	598	598
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.74%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,189	1,189
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 7.10%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,112
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 6.85%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	813	813
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	566
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	200	186
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 05/15/31 (d)	688	670
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,300	1,308
Series 2024-A1-1A, 5.49%, 08/18/27	700	702
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (i)	667	700
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	662	655
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	322
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	306	306
Total Non-U.S. Government Agency Asset-Backed Securities (cost $195,245)		193,451
SENIOR FLOATING RATE INSTRUMENTS 5.0%
Industrials 1.3%
ADS Tactical, Inc.
2021 Term Loan B, 11.19%, (SOFR + 5.75%), 03/04/28 (d)	111	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Advantage Sales & Marketing, Inc.
2024 Term Loan, 9.84%, (3 Month Term SOFR + 4.25%), 10/28/27 (d)	147	143
AEA International Holdings (Lux) S.a.r.l.
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 3.50%), 09/07/28 (d)	54	54
AI Aqua Merger Sub, Inc.
2023 Incremental Term Loan, 9.58%, 07/31/28 (d)	18	18
2023 Incremental Term Loan, 9.58%, 07/31/28 (d)	26	26
2023 Incremental Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 07/31/28 (d)	207	207
Air Canada
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 2.50%), 03/14/31 (d)	65	65
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (d)	81	81
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (d)	205	205
Alliance Laundry Systems LLC
Term Loan B, 8.90%, (3 Month Term SOFR + 3.50%), 09/30/27 (d)	146	146
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (d)	204	203
Amentum Government Services Holdings LLC
Term Loan B, 9.44%, (SOFR + 4.00%), 01/24/27 (d)	164	164
2020 2nd Lien Term Loan, 14.18%, (SOFR + 8.75%), 01/31/28 (d)	30	30
American Airlines, Inc.
2023 1st Lien Term Loan, 7.77%, (SOFR + 2.50%), 05/29/29 (d)	100	100
Amynta Agency Borrower Inc.
2023 1st Lien Term Loan B, 9.55%, (3 Month Term SOFR + 4.25%), 02/28/28 (d)	134	134
Anticimex International AB
2021 USD Term Loan B1, 8.46%, (SOFR + 3.15%), 07/21/28 (d)	85	84
2021 USD Term Loan B4, 8.81%, (SOFR + 3.40%), 11/16/28 (d) (m)	44	44
APi Group DE, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/03/29 (d)	160	160
AppLovin Corporation
2024 Term Loan (2028), 7.83%, (1 Month Term SOFR + 2.50%), 10/25/28 (d)	44	44
2024 Term Loan (2030), 7.83%, (1 Month Term SOFR + 2.50%), 08/19/30 (d)	210	211
APX Group, Inc.
2021 Term Loan B, 8.07%, (3 Month Term SOFR + 2.75%), 07/01/28 (d)	216	216
2021 Term Loan B, 10.25%, (Prime + 1.75%), 07/01/28 (d)	1	1
Archkey Solutions LLC
Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 06/30/28 (d)	79	79
Array Technologies, Inc.
Term Loan B, 8.84%, (3 Month SOFR + 3.25%), 10/07/27 (d)	174	174
Arsenal AIC Parent LLC
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 08/18/30 (d)	129	130
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	130	130
Arthur US Finco Inc
Term Loan B, 10.56%, (3 Month Term SOFR + 5.25%), 11/08/30 (d)	105	101
Bleriot US Bidco Inc
Term Loan, 0.00%, (SOFR + 3.25%), 10/31/30 (d) (q)	60	60
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (SOFR + 6.00%), 05/01/30 (d)	50	50
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.58%, (1 Month Term SOFR + 2.00%), 07/20/30 (d)	75	74
Carnival Corporation
2024 Term Loan B2, 8.07%, (SOFR + 2.75%), 08/09/27 (d)	145	145
2024 Term Loan B1, 8.07%, (SOFR + 2.75%), 10/18/28 (d)	215	216
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	118	118
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (d)	48	48
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 09/30/28 (d)	60	60
Chromalloy Corporation
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 03/21/31 (d)	70	70
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (d)	724	725
Conair Holdings, LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 05/13/28 (d)	131	130
Congruex Group LLC
Term Loan, 11.23%, (3 Month Term SOFR + 5.75%), 04/26/29 (d)	132	101
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	144	141
Core & Main LP
2024 Incremental Term Loan B, 7.57%, (3 Month Term SOFR + 2.25%), 02/05/31 (d)	50	50
Corporation Service Company
Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 08/10/29 (d)	58	58
Covanta Holding Corporation
2021 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	96	95
2021 Term Loan C, 7.83%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	7	7
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 11/30/28 (d)	47	47
2024 Term Loan C, 8.08%, (1 Month Term SOFR + 2.75%), 11/30/28 (d)	3	3
CPI Holdco B LLC
Term Loan, 7.32%, (3 Month Term SOFR + 2.00%), 05/10/31 (d)	125	125
CPM Holdings, Inc.
2023 Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	50	49
CQP Holdco LP
2023 4th Amendment Term Loan, 8.30%, (3 Month Term SOFR + 3.00%), 12/31/30 (d)	541	541
Crown Subsea Communications Holding,Inc.
2024 Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 01/27/31 (d)	250	250
Da Vinci Purchaser Corp.
2019 Term Loan, 9.44%, (SOFR + 4.00%), 12/10/26 (d)	145	145
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (d)	84	84
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (d)	152	152
2021 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 03/18/29 (d)	75	73
Driven Holdings, LLC
Term Loan B, 8.44%, (SOFR + 3.00%), 11/17/28 (d)	18	18
EAB Global, Inc.
2021 Term Loan, 8.94%, (SOFR + 3.50%), 12/31/24 (d)	113	113
Electron BidCo Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 10/29/28 (d)	83	83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Ensemble RCM, LLC
2024 Term Loan B, 0.00%, (SOFR + 3.00%), 08/01/29 (d) (q)	50	50
2024 Term Loan B, 8.33%, (SOFR + 3.00%), 08/01/29 (d)	170	169
EOS Finco Sarl
2022 USD Term Loan, 11.31%, (3 Month Term SOFR + 6.00%), 08/03/29 (d)	52	42
ERM Emerald US Inc.
USD Term Loan B1, 9.32%, (3 Month SOFR + 3.75%), 06/24/26 (d)	24	24
Fertitta Entertainment, LLC
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (d) (o)	1,266	1,267
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 01/31/31 (d)	130	131
Filtration Group Corporation
2023 USD Term Loan, 9.68%, (SOFR + 4.25%), 03/27/25 (d)	198	199
FinCo I LLC
2023 Term Loan, 8.33%, (3 Month Term SOFR + 3.00%), 06/27/28 (d)	48	48
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (1 Month Term SOFR + 2.75%), 06/30/28 (d)	211	211
Forward Air Corporation
Term Loan B, 9.83%, (SOFR + 4.50%), 09/20/30 (d)	228	212
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.36%, (3 Month SOFR + 4.75%), 02/24/26 (d)	229	172
2023 Incremental Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/26 (d) (m)	79	52
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.30%, (SOFR + 2.00%), 03/27/31 (d)	140	140
Griffon Corporation
Term Loan B, 7.70%, (3 Month SOFR + 2.50%), 01/24/29 (d)	167	167
Groupe Solmax Inc.
Term Loan, 10.19%, (3 Month SOFR + 4.75%), 12/30/24 (d)	85	82
Term Loan, 10.31%, (3 Month SOFR + 4.75%), 12/30/24 (d)	98	95
GTCR Everest Borrower LLC
Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (d) (q)	165	165
GTCR W Merger Sub LLC
USD Term Loan B, 8.31%, (1 Month Term SOFR + 3.00%), 09/21/30 (d)	685	685
Harbourvest Partners, LLC
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 04/22/30 (d)	221	221
Hertz Corporation, (The)
2023 Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 06/30/28 (d)	95	86
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (d)	170	171
Homeserve USA Holding Corp
Term Loan, 7.85%, (1 Month Term SOFR + 2.50%), 10/12/30 (d)	155	155
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	92	92
Inception Holdco Sarl
Term Loan, 0.00%, (SOFR + 4.50%), 03/15/31 (d) (q)	45	45
IVC Acquisition Ltd
2023 USD Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 11/16/28 (d)	165	165
Janus International Group, LLC
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 08/02/30 (d)	33	34
Johnstone Supply LLC
Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 05/15/31 (d) (q)	100	100
Kaman Corporation
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 03/27/31 (d)	75	75
KBR, Inc.
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 01/10/31 (d)	40	40
KNS Acquisition Corp.
Term Loan, 11.69%, (1 Month Term SOFR + 6.25%), 04/16/27 (d)	127	79
KUEHG Corp.
2024 Term Loan B, 9.80%, (3 Month Term SOFR + 4.50%), 06/12/30 (d)	451	453
LaserShip, Inc.
2021 Term Loan, 10.07%, (3 Month Term SOFR + 4.50%), 04/30/28 (d)	171	145
LBM Acquisition LLC
2024 Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 06/06/31 (d)	354	348
LC Ahab US Bidco LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/14/31 (d)	55	55
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 08/11/28 (d)	99	100
LSF11 Trinity Bidco, Inc.
2023 Term Loan, 8.84%, (1 Month Term SOFR + 4.00%), 06/14/30 (d) (m)	24	24
Madison IAQ LLC
Term Loan, 8.57%, (SOFR + 3.25%), 06/15/28 (d)	234	234
Maximus, Inc.
2024 Term Loan B, 7.35%, (SOFR + 2.00%), 05/21/31 (d)	45	45
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (d)	197	200
Modena Buyer LLC
Term Loan, 0.00%, (SOFR + 4.50%), 04/03/31 (d) (q)	380	370
ModivCare Inc
Term Loan, 0.00%, (SOFR + 4.75%), 06/17/31 (d) (q)	80	78
Neptune Bidco US Inc
2022 USD Term Loan A, 10.16%, (SOFR + 4.75%), 10/11/28 (d)	153	144
OMNIA Partners LLC
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 07/25/30 (d)	230	229
Optiv Security, Inc.
2023 Term Loan, 10.57%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	139	127
Oscar AcquisitionCo, LLC
Term Loan B, 9.90%, (3 Month Term SOFR + 4.25%), 04/29/29 (d)	290	289
Osmose Utilities Services, Inc.
Term Loan, 8.69%, (SOFR + 3.25%), 06/18/28 (d)	10	10
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (d)	368	369
Patagonia Holdco LLC
Term Loan B1, 11.07%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (o)	89	84
PG Investment Company 59 S.a r.l.
Term Loan B, 8.81%, (3 Month Term SOFR + 3.50%), 02/23/31 (d)	170	171
Pike Corporation
2021 Incremental Term Loan B, 8.44%, (SOFR + 3.00%), 01/15/28 (d)	91	91
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (d)	55	55
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.31%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	23	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
R1 RCM, Inc.
2022 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 06/21/29 (d)	70	70
Rand Parent, LLC
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/09/30 (d) (q)	75	75
2023 Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 02/09/30 (d)	49	49
Red Planet Borrower, LLC
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 09/23/28 (d)	42	41
Resideo Funding Inc.
2024 M&A Term Loan B, 7.34%, (3 Month Term SOFR + 2.00%), 05/21/31 (d)	40	40
Rockwood Service Corporation
2020 Term Loan, 9.44%, (SOFR + 4.00%), 12/21/26 (d)	134	135
Runner Buyer, Inc.
2021 Term Loan B, 10.96%, (3 Month Term SOFR + 5.50%), 10/08/28 (d)	58	34
Sabert Corporation
2023 Term Loan, 9.20%, (SOFR + 3.75%), 12/10/26 (d) (m)	125	125
Sk Neptune Husky Finance S.A.R.L
Term Loan, 15.32%, (3 Month Term SOFR + 9.00%), 04/30/33 (d) (m)	14	9
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (d)	105	108
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.84%, (1 Month Term SOFR + 3.50%), 04/02/29 (d)	60	60
Spin Holdco Inc.
2021 Term Loan, 9.60%, (3 Month SOFR + 4.00%), 02/26/28 (d)	1,187	1,006
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.45%, (3 Month SOFR + 6.00%), 03/24/28 (d)	78	58
Standard Industries Inc.
2021 Term Loan B, 7.34%, (1 Month Term SOFR + 2.00%), 08/05/28 (d)	64	64
TK Elevator US Newco Inc
USD Term Loan B, 8.79%, (SOFR + 3.50%), 04/11/30 (d)	112	113
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 5.57%, (3 Month USD LIBOR + 12.00%), 02/14/27 (d)	56	46
2021 Term Loan, 11.11%, (3 Month Term SOFR + 5.50%), 05/03/28 (d)	10	10
TransDigm, Inc.
2024 Term Loan I, 8.06%, (SOFR + 2.75%), 08/24/28 (d)	753	754
2024 Term Loan K, 8.06%, (3 Month Term SOFR + 2.75%), 02/22/30 (d)	49	49
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.56%, (3 Month Term SOFR + 8.00%), 02/28/25 (d) (o)	108	98
United Airlines, Inc.
2024 Term Loan B, 8.09%, (SOFR + 2.75%), 02/15/31 (d)	190	190
USIC Holdings, Inc.
2021 Term Loan, 8.93%, (3 Month SOFR + 3.50%), 05/06/28 (d)	8	8
2021 Term Loan, 9.06%, (3 Month SOFR + 3.50%), 05/06/28 (d)	79	76
VM Consolidated, Inc.
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 03/24/28 (d)	123	124
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 05/07/29 (d)	55	55
WEC US Holdings Ltd.
2024 Term Loan, 8.07%, (1 Month Term SOFR + 2.75%), 01/20/31 (d)	273	273
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (d) (p)	130	130
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 10/19/29 (d)	45	45
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	117	108
Wood Mackenzie Limited
2024 Term Loan B, 8.82%, (3 Month Term SOFR + 3.50%), 02/01/31 (d)	110	111
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.57%, (3 Month SOFR + 4.00%), 07/22/28 (d)	191	191
		19,965
Communication Services 0.8%
19th Holdings Golf, LLC
2022 Term Loan B, 8.68%, (SOFR + 3.25%), 01/27/29 (d)	179	177
Academy, Ltd.
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	58	58
AIT Worldwide Logistics, Inc
2021 Term Loan, 10.17%, (SOFR + 4.75%), 04/01/28 (d)	146	146
Allen Media, LLC
2021 Term Loan B, 10.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (o)	427	316
Alterra Mountain Company
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 3.25%), 08/17/28 (d)	144	145
Altice Financing SA
2022 USD Term Loan, 10.33%, (SOFR + 5.00%), 10/31/27 (d)	59	51
Altice France S.A.
2023 USD Term Loan B14, 10.83%, (SOFR + 5.50%), 08/31/28 (d)	1,023	749
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.94%, (SOFR + 5.50%), 07/21/27 (d)	129	112
High-Yield Term Loan B2, 10.94%, (SOFR + 5.50%), 07/21/27 (d)	135	117
Arcis Golf LLC
2023 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 11/24/28 (d)	132	132
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.66%, (3 Month Term SOFR + 5.09%), 07/31/25 (d)	301	244
2024 Incremental Second Out Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 07/31/25 (d)	8	8
Charter Communications Operating, LLC
2019 Term Loan B2, 7.05%, (SOFR + 1.75%), 02/01/27 (d)	720	719
Ciena Corporation
2020 Term Loan B, 7.34%, (1 Month Term SOFR + 2.00%), 10/24/30 (d)	44	45
City Football Group Limited
Term Loan, 0.00%, (SOFR + 3.00%), 07/08/28 (d) (q)	10	10
Term Loan, 8.44%, (SOFR + 3.00%), 07/08/28 (d)	853	850
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.56%, (3 Month Term SOFR + 5.00%), 10/01/28 (d)	322	323
Connect Finco Sarl
2024 Extended Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (d)	85	80
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.69%, (1 Month Term SOFR + 2.25%), 01/22/28 (d)	210	202
2021 Term Loan B6, 8.44%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	54
Crown Finance US, Inc.
2023 Exit Term Loan, 7.00%, (PIK + 7.00%), 07/31/28 (d)	98	100
CSC Holdings, LLC
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	446	428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Dave & Buster's, Inc.
2024 Term Loan B, 8.62%, (1 Month Term SOFR + 3.25%), 06/29/29 (d)	149	149
Delta 2 (LUX) S.a.r.l.
2022 Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 01/15/30 (d)	270	270
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (f) (g)	25	23
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (q)	106	99
2022 2nd Lien Term Loan, 0.00%, 08/24/26 (d) (f) (g) (o)	457	9
2024 DIP PIK Term Loan, 5.00%, (PIK + 5.00%), 08/02/27 (d)	69	96
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 11/18/28 (d)	45	45
Fleet Midco I Limited
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/31/31 (d)	85	85
Fluidra, S.A.
2022 USD Term Loan B, 7.35%, (SOFR + 1.93%), 01/21/29 (d)	155	155
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	293	293
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.18%, (SOFR + 3.75%), 10/08/27 (d)	566	565
Frontier Communications Holdings LLC
Term Loan, 0.00%, (SOFR + 3.50%), 06/20/31 (d) (q)	280	279
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (d)	2,537	2,533
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.91%, (SOFR + 2.50%), 03/16/27 (d)	82	82
Herschend Entertainment Company, LLC
2021 Term Loan, 8.33%, (1 Month Term SOFR + 3.00%), 08/18/28 (d)	39	39
II-VI Incorporated
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 07/02/29 (d)	279	279
LCPR Loan Financing LLC
2021 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	30	29
Light and Wonder International, Inc.
2024 Term Loan, 8.07%, (1 Month Term SOFR + 2.75%), 04/14/29 (d)	185	185
Lorca Holdco Limited
Term Loan, 0.00%, (SOFR + 3.50%), 03/25/31 (d) (q)	50	50
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.94%, (SOFR + 2.50%), 06/13/26 (d)	136	137
Ontario Gaming GTA LP
Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	129	130
Recess Holdings, Inc.
2024 Term Loan B, 9.89%, (3 Month Term SOFR + 4.50%), 02/14/30 (d)	90	90
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 08/25/28 (d)	108	107
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.97%, (3 Month Term SOFR + 8.65%), 11/01/25 (d)	156	28
Simon & Schuster Inc
Term Loan B, 9.33%, (SOFR + 4.00%), 09/27/30 (d)	108	108
Sinclair Television Group Inc.
Term Loan B2B, 8.09%, (3 Month SOFR + 2.50%), 07/18/26 (d)	66	61
2022 Term Loan B4, 9.18%, (1 Month Term SOFR + 3.75%), 04/13/29 (d)	73	50
Topgolf Callaway Brands Corp.
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 03/14/30 (d)	221	222
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (d)	92	92
Univision Communications Inc.
2021 First Lien Term Loan B, 8.69%, (SOFR + 3.25%), 03/15/26 (d)	70	70
2022 Term Loan B, 8.69%, (SOFR + 3.25%), 05/06/28 (d)	345	336
2024 Term Loan B, 8.94%, (3 Month Term SOFR + 3.50%), 01/31/29 (d)	75	74
2022 First Lien Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	59	59
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (d)	115	108
		12,003
Information Technology 0.7%
Ahead DB Holdings, LLC
2021 Term Loan B, 9.16%, (SOFR + 3.75%), 10/18/27 (d)	20	20
2024 Incremental Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 01/24/31 (d)	55	55
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (d)	293	295
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (d)	67	67
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (d)	130	127
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	198	197
AZZ Inc.
Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 05/06/29 (d)	171	172
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (d)	87	87
CD&R Hydra Buyer Inc.
2024 Term Loan B, 9.42%, (SOFR + 4.00%), 03/15/31 (d)	195	195
Central Parent Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (d)	155	153
Cloud Software Group, Inc.
2022 USD Term Loan B, 9.91%, (3 Month Term SOFR + 4.50%), 03/30/29 (d)	410	410
2022 USD Term Loan B, 9.91%, (3 Month Term SOFR + 4.50%), 03/30/29 (d)	1	1
2024 Term Loan, 9.93%, (3 Month Term SOFR + 4.50%), 03/19/31 (d)	55	55
CoreLogic, Inc.
Term Loan, 8.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (d)	367	361
Dayforce, Inc.
Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 02/16/31 (d)	70	70
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	332	323
2021 2nd Lien Term Loan, 12.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	165	146
ECL Entertainment, LLC
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/31/30 (d)	60	60
Epicor Software Corp
2020 Term Loan, 8.68%, (LIBOR + 3.25%), 07/21/27 (d)	213	214
2023 Incremental Term Loan, 9.07%, (SOFR + 3.75%), 07/31/27 (d)	50	50
Esdec Solar Group B.V.
Term Loan B, 0.00%, (3 Month SOFR + 5.00%), 08/23/28 (d) (q)	40	37
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Term Loan B, 10.57%, (3 Month SOFR + 5.00%), 08/23/28 (d)	188	175
Finastra USA, Inc.
2023 Term Loan, 12.58%, (3 Month Term SOFR + 7.25%), 09/13/29 (d) (m)	175	175
Flexera Software LLC
2024 Term Loan, 8.83%, (SOFR + 3.50%), 03/03/28 (d)	194	195
Galaxy US Opco Inc.
Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 04/19/29 (d)	304	246
Gen Digital Inc.
2022 Term Loan B, 7.33%, (SOFR + 1.75%), 01/28/29 (d)	346	344
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/01/27 (d)	149	150
Go Daddy Operating Company, LLC
2024 Term Loan B6, 7.33%, (1 Month Term SOFR + 2.00%), 11/12/29 (d)	132	132
2024 Term Loan B7, 7.08%, (1 Month Term SOFR + 1.75%), 05/21/31 (d)	105	105
GTT Communications, Inc.
2022 Opco Term Loan, 6.42%, (SOFR + 1.10%), 12/30/27 (d)	45	42
2022 Holdco Term Loan, 14.41%, (SOFR + 9.10%), 06/30/28 (d)	37	27
Helios Software Holdings, Inc.
2024 Term Loan, 9.05%, (SOFR + 3.75%), 07/15/30 (d)	55	55
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.45%, (3 Month SOFR + 4.00%), 12/31/24 (d)	64	64
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.35%, (SOFR + 4.00%), 06/30/27 (d)	145	144
McAfee, LLC
2022 USD Term Loan B, 8.58%, (SOFR + 3.75%), 02/03/29 (d)	378	377
MH Sub I, LLC
2023 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 04/13/28 (d)	647	645
2021 2nd Lien Term Loan, 11.58%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	90	89
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.58%, (SOFR + 3.25%), 06/05/31 (d)	170	168
MKS Instruments, Inc.
2023 USD Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 08/17/29 (d)	217	216
NCR Atleos LLC
2023 Term Loan B, 10.18%, (3 Month Term SOFR + 4.75%), 09/22/30 (d)	144	145
Open Text Corporation
2023 Term Loan B, 7.58%, (SOFR + 2.25%), 01/31/30 (d)	273	274
Particle Investments S.a.r.l.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 03/19/31 (d)	30	30
Polaris Newco LLC
USD Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 06/03/28 (d)	793	793
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 10/28/30 (d)	229	230
Project Boost Purchaser, LLC
2019 Term Loan B, 8.94%, (SOFR + 3.50%), 05/22/26 (d)	48	48
Rackspace Technology Global, Inc.
2024 First Lien Second Out Term Loan, 8.19%, (SOFR + 2.75%), 03/15/28 (d)	276	125
2024 First Lien First Out Term Loan, 11.69%, (3 Month Term SOFR + 6.25%), 05/15/28 (d)	64	65
RealPage, Inc
1st Lien Term Loan, 8.44%, (SOFR + 3.00%), 02/18/28 (d)	244	237
Renaissance Holding Corp.
2024 Term Loan, 9.60%, (3 Month Term SOFR + 4.25%), 04/08/30 (d)	303	303
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 11/22/29 (d)	64	64
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (d)	69	69
Sovos Compliance, LLC
2021 Term Loan, 9.94%, (1 Month Term SOFR + 4.50%), 08/11/28 (d)	94	93
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (d)	255	255
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (d)	103	103
Uber Technologies, Inc.
2023 Term Loan B, 8.09%, (3 Month Term SOFR + 2.75%), 02/27/30 (d)	467	469
UKG Inc.
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (d)	744	747
Vertiv Group Corporation
2023 Term Loan B, 7.94%, (SOFR + 2.50%), 03/02/27 (d)	189	189
VS Buyer, LLC
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 04/04/31 (d)	80	80
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	420	365
2022 USD Incremental Term Loan B, 9.65%, (1 Month Term SOFR + 4.33%), 03/09/27 (d)	205	180
Zelis Payments Buyer, Inc.
Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 09/28/29 (d)	159	159
		11,467
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (1 Month Term SOFR + 2.25%), 09/12/30 (d)	231	230
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (d) (q)	325	325
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (d)	590	590
ACProducts, Inc.
2021 Term Loan B, 9.81%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	515	435
American Trailer World Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/17/28 (d)	177	172
Apro, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/14/26 (d)	134	134
Term Loan, 0.00%, (SOFR + 3.75%), 06/26/31 (d) (q)	135	135
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (d)	117	116
2024 Term Loan B7, 7.33%, (1 Month Term SOFR + 2.00%), 04/06/28 (d)	85	85
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 7.07%, (SOFR + 1.75%), 05/09/31 (d)	100	100
At Home Group Inc.
Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 12/31/24 (d)	122	58
Avis Budget Car Rental, LLC
2020 Term Loan B, 7.19%, (SOFR + 1.75%), 07/30/27 (d)	50	49
2023 Term Loan C, 8.43%, (SOFR + 3.00%), 03/16/29 (d)	42	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Belron Finance US LLC
2023 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 2.25%), 04/18/29 (d)	40	40
BJ's Wholesale Club, Inc.
2023 Term Loan B, 7.33%, (SOFR + 2.00%), 02/03/29 (d)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.08%, (1 Month Term SOFR + 2.75%), 12/13/29 (d)	128	128
2024 Term Loan B4, 8.08%, (1 Month Term SOFR + 2.75%), 01/22/31 (d)	48	48
Byju's Alpha, Inc.
Term Loan, 0.00%, 04/09/26 (d) (m) (q)	2	2
Term Loan B, 12.57%, 11/05/26 (d)	158	34
Caesars Entertainment Inc.
Term Loan B, 8.10%, (3 Month Term SOFR + 2.75%), 01/25/30 (d)	811	810
2024 Term Loan B1, 8.10%, (3 Month Term SOFR + 2.75%), 01/24/31 (d)	70	70
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/06/30 (d)	214	215
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (d)	498	491
Empire Today, LLC
2021 Term Loan B, 10.59%, (3 Month SOFR + 5.00%), 04/01/28 (d)	68	51
Flynn Restaurant Group LP
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 11/22/28 (d)	79	78
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.33%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	190	188
2024 Term Loan B2, 9.44%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	—	—
Four Seasons Hotels Limited
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/30/29 (d)	183	183
Fugue Finance B.V.
2023 USD Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 01/31/28 (d)	99	99
Global Education Management Systems Establishment
Term Loan, 10.19%, (SOFR + 4.75%), 07/30/26 (d)	185	186
Golden Entertainment, Inc.
2023 Term Loan B, 8.17%, (SOFR + 2.25%), 05/18/30 (d)	198	198
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.91%, (3 Month Term SOFR + 3.50%), 10/18/29 (d)	177	178
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 06/05/31 (d)	97	97
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.83%, (SOFR + 2.50%), 05/20/28 (d)	710	709
J&J Ventures Gaming, LLC
Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 04/07/28 (d)	92	92
2023 Incremental Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 04/26/28 (d)	120	119
Les Schwab Tire Centers
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 04/23/31 (d)	130	130
LIDS Holdings, Inc.
Term Loan, 10.99%, (3 Month Term SOFR + 5.50%), 12/03/26 (d)	102	102
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 7.58%, (SOFR + 2.25%), 03/17/31 (d)	168	168
Mattress Firm Inc
2021 Term Loan B, 9.81%, (3 Month Term SOFR + 4.25%), 09/21/28 (d)	165	165
Michaels Companies, Inc.
2021 Term Loan B, 9.82%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	134	120
Motel 6
Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 09/09/26 (d)	55	55
Needle Holdings LLC
2024 Exit Term Loan, 14.82%, (SOFR + 9.50%), 04/30/28 (d) (m)	55	54
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.73%, (3 Month Term SOFR + 6.25%), 03/01/26 (d)	101	100
Pacific Bells, LLC
Term Loan B, 10.06%, (3 Month Term SOFR + 4.50%), 10/12/28 (d)	127	126
PCI Gaming Authority
Term Loan, 7.94%, (SOFR + 2.50%), 05/15/26 (d)	58	58
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (d)	64	64
Power Stop, LLC
2022 Term Loan, 10.20%, (3 Month Term SOFR + 4.75%), 01/26/29 (d)	265	258
RealTruck Group, Inc.
2021 Term Loan B, 8.94%, (1 Month Term SOFR + 3.50%), 01/20/28 (d)	106	105
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (d)	77	74
RVR Dealership Holdings, LLC
Term Loan B, 9.17%, (SOFR + 3.75%), 02/08/28 (d)	128	119
Solis IV BV
USD Term Loan B1, 8.84%, (3 Month Term SOFR + 3.50%), 02/09/29 (d)	738	732
Sotheby's
2021 Term Loan B, 10.09%, (3 Month SOFR + 4.50%), 01/15/27 (d)	89	82
Specialty Building Products Holdings, LLC
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 10/05/28 (d)	78	78
Station Casinos LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 03/07/31 (d)	259	259
Sweetwater Borrower, LLC
Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (d)	184	184
Tory Burch LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 04/14/28 (d)	179	179
Touchdown Acquirer Inc
Delayed Draw Term Loan, 0.00%, 02/07/31 (d) (q)	19	19
USD Term Loan, 9.33%, (3 Month Term SOFR + 4.00%), 02/07/31 (d)	86	86
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (d)	140	141
Weber-Stephen Products LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 10/20/27 (d)	89	82
WH Borrower, LLC
Term Loan, 10.82%, (SOFR + 5.50%), 02/09/27 (d)	142	140
2023 Incremental Term Loan, 10.80%, (3 Month Term SOFR + 5.50%), 02/15/27 (d) (m)	268	262
Whatabrands LLC
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 08/03/28 (d) (q)	20	20
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 08/03/28 (d)	244	244
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 7.17%, (1 Month Term SOFR + 1.75%), 05/28/30 (d)	34	34
		10,806

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (d)	434	433
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (d)	452	452
Term Loan, 0.00%, (SOFR + 3.25%), 11/06/30 (d) (q)	85	85
AmWINS Group, Inc.
2021 Term Loan B, 7.69%, (SOFR + 2.25%), 02/16/28 (d)	140	139
2023 Incremental Term Loan B, 7.69%, (SOFR + 2.75%), 02/19/28 (d)	55	55
Aretec Group, Inc.
2023 Incremental Term Loan, 9.43%, (SOFR + 4.50%), 03/08/30 (d)	224	224
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (d)	304	305
Asurion LLC
2020 Term Loan B8, 8.69%, (SOFR + 3.25%), 12/23/26 (d)	1,224	1,212
2021 Term Loan B9, 8.69%, (SOFR + 3.25%), 02/05/28 (d)	120	118
2022 Term Loan B10, 9.43%, (SOFR + 4.00%), 08/16/28 (d)	180	178
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (d)	82	82
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (d)	125	115
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (d) (q)	18	18
2024 Term Loan B4, 8.58%, (3 Month Term SOFR + 3.25%), 05/10/31 (d)	173	173
Chamberlain Group Inc
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 10/22/28 (d)	20	20
2024 Incremental Term Loan B, 9.08%, (1 Month Term SOFR + 3.50%), 11/03/28 (d)	60	60
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.58%, (SOFR + 5.25%), 02/03/28 (d)	94	94
Citadel Securities LP
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 07/29/30 (d)	341	341
Cotiviti Corporation
2024 Fixed Term Loan B, 7.63%, 02/21/31	55	55
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (d)	304	302
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (d)	801	802
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 06/19/30 (d)	2	2
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (d)	90	90
Jones DesLauriers Insurance Management Inc.
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 03/15/30 (d)	90	90
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.31%, (3 Month Term SOFR + 3.75%), 12/22/26 (d)	184	183
NEXUS Buyer LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 10/14/26 (d)	176	175
2021 Second Lien Term Loan, 11.68%, (SOFR + 6.25%), 10/29/29 (d)	55	55
2023 Term Loan B2, 9.83%, (1 Month Term SOFR + 4.50%), 12/11/30 (d)	47	47
Novae LLC
1st Lien Term Loan, 10.50%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (o)	78	78
Ryan Specialty Group, LLC
Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 07/23/27 (d)	153	154
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/16/28 (d) (q)	70	70
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	69	69
Superannuation and Investments US LLC
USD Term Loan, 9.19%, (SOFR + 3.75%), 09/23/28 (d)	34	34
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (d)	45	45
2024 Term Loan B7, 7.33%, (1 Month Term SOFR + 2.00%), 12/01/28 (d)	169	169
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.59%, (3 Month Term SOFR + 3.25%), 03/21/31 (d)	300	300
2nd Lien Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/08/32 (d)	255	260
United Rentals, Inc.
2024 Term Loan B, 7.08%, (1 Month Term SOFR + 1.75%), 02/07/31 (d)	85	85
USI, Inc.
2023 Acquisition Term Loan, 8.55%, (1 Month Term SOFR + 2.75%), 09/13/30 (d)	35	35
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (d)	92	92
		7,296
Materials 0.4%
American Rock Salt Company LLC
2021 Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 06/04/28 (d)	35	30
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	169	168
2020 2nd Lien Term Loan, 13.18%, (SOFR + 7.75%), 10/28/28 (d)	140	133
Avient Corporation
2024 Term Loan B8, 7.29%, (SOFR + 2.00%), 08/29/29 (d)	30	30
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 12/20/29 (d)	47	47
Bakelite US Holdco, Inc.
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 05/29/29 (d)	114	114
Berlin Packaging LLC
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 3.75%), 05/09/31 (d)	320	321
Berry Global, Inc.
2023 Term Loan AA, 7.19%, (SOFR + 1.75%), 07/01/29 (d)	145	145
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/01/27 (d)	185	186
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/10/28 (d)	302	301
2021 Term Loan B, 11.25%, (SOFR + 5.75%), 11/15/28 (d)	83	77
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 11/07/30 (d)	194	189
Derby Buyer LLC
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 11/01/30 (d)	130	131
Discovery Purchaser Corporation
Term Loan, 9.68%, (3 Month Term SOFR + 4.38%), 08/04/29 (d)	414	413
Gemini HDPE LLC
2020 Term Loan B, 8.59%, (3 Month Term SOFR + 3.00%), 12/11/27 (d)	76	76
Graham Packaging Company Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 08/04/27 (d)	170	170
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (3 Month SOFR + 4.50%), 03/02/29 (d)	519	516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2022 USD 2nd Lien Term Loan, 12.87%, (SOFR + 7.44%), 02/09/30 (d)	50	46
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (d)	194	193
2023 USD Term Loan, 9.18%, (SOFR + 3.75%), 03/01/30 (d)	65	64
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (3 Month SOFR + 4.72%), 02/04/26 (d)	147	137
Kodiak Building Partners Inc.
2024 Term Loan B2, 9.08%, (3 Month Term SOFR + 3.75%), 03/12/28 (d)	40	40
Koppers Inc.
2024 Term Loan B, 8.34%, (1 Month Term SOFR + 3.00%), 04/10/30 (d)	159	159
Lonza Group AG
USD Term Loan B, 9.33%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	145	140
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 10.32%, (SOFR + 7.00%), 10/22/28 (d)	58	1
MI Windows and Doors, LLC
2024 Term Loan B2, 8.83%, (1 Month Term SOFR + 3.50%), 03/21/31 (d)	50	50
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.93%, (SOFR + 3.50%), 09/22/28 (d)	279	278
Nouryon Finance B.V.
2024 USD Term Loan B, 8.83%, (SOFR + 3.50%), 04/03/28 (d)	272	272
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.32%, (3 Month SOFR + 3.75%), 09/21/28 (d)	205	206
2024 Term Loan, 9.58%, (SOFR + 4.25%), 11/09/28 (d)	256	257
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 11/30/27 (d)	182	182
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (d)	71	71
2021 Incremental Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 07/31/26 (d)	73	73
RelaDyne Inc.
2023 Incremental Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 12/23/28 (d)	183	183
Reynolds Consumer Products LLC
Term Loan, 7.18%, (SOFR + 1.75%), 01/30/27 (d)	127	127
Reynolds Group Holdings Inc.
2024 Term Loan B3, 7.84%, (SOFR + 2.50%), 09/25/28 (d)	102	102
Ring Container Technologies Group, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 08/12/28 (d)	73	73
RLG Holdings, LLC
2021 Term Loan, 9.69%, (1 Month Term SOFR + 4.25%), 07/02/28 (d)	68	67
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 8.83%, (SOFR + 3.50%), 03/16/27 (d)	60	60
Spa Holdings 3 Oy
USD Term Loan B, 9.57%, (3 Month SOFR + 4.00%), 03/18/28 (d)	91	91
Staples, Inc.
2024 Term Loan B, 11.08%, (SOFR + 5.75%), 08/22/29 (d)	350	320
SupplyOne, Inc
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 03/27/31 (d)	30	30
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (d)	214	214
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.32%, (3 Month SOFR + 3.25%), 08/11/28 (d)	127	127
Windsor Holdings III, LLC
2024 USD Term Loan B, 9.34%, (1 Month Term SOFR + 4.00%), 08/01/30 (d)	174	175
Zekelman Industries, Inc.
2024 Term Loan B, 7.57%, (SOFR + 2.25%), 01/24/31 (d)	85	85
		6,870
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	99	82
AHP Health Partners, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 08/23/28 (d)	108	109
Avantor Funding, Inc.
2024 Term Loan, 7.43%, (SOFR + 2.00%), 11/08/27 (d)	98	99
Bulldog Purchaser Inc.
Term Loan, 0.00%, (SOFR + 6.75%), 06/13/32 (d) (q)	15	15
Cano Health LLC
2024 DIP Term Loan, 16.33%, (3 Month Term SOFR + 11.00%), 10/02/24 (d) (m)	34	34
2024 DIP Delayed Draw Term Loan, 16.33%, (SOFR + 11.00%), 10/07/24 (d) (m)	52	52
2022 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 11/23/27 (d) (q)	1	—
2022 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 11/23/27 (d) (f) (g)	326	84
CNT Holdings I Corp
2020 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 10/16/27 (d)	165	165
DaVita, Inc.
2024 Extended Term Loan B1, 7.33%, (1 Month Term SOFR + 2.00%), 04/25/31 (d)	141	141
Embecta Corp
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (d)	156	146
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.79%, (3 Month Term SOFR + 4.50%), 04/02/31 (d)	125	125
Fitness International, LLC
2024 Term Loan B, 10.58%, (1 Month Term SOFR + 5.25%), 01/30/29 (d) (m)	—	—
2024 Term Loan B, 10.68%, (1 Month Term SOFR + 5.25%), 01/30/29 (d) (m)	70	70
Geo Group, Inc. (The)
2024 Term Loan B, 10.57%, (SOFR + 5.25%), 04/04/29 (d)	100	102
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	7	7
2020 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	54	55
2023-1 Incremental Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/29/27 (d)	89	90
ICU Medical, Inc.
Term Loan B, 7.95%, (3 Month Term SOFR + 2.50%), 12/16/28 (d)	98	98
Insulet Corporation
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/04/28 (d)	345	346
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 8.44%, (SOFR + 3.00%), 05/05/28 (d)	482	482
MED ParentCo LP
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 04/05/31 (d)	96	96
Medline Borrower, LP
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 10/23/28 (d)	548	548
MJH Healthcare Holdings, LLC
2022 Term Loan B, 8.93%, (SOFR + 3.50%), 01/24/29 (d)	54	54
Organon & Co
2024 USD Term Loan B, 7.83%, (SOFR + 2.50%), 05/14/31 (d)	159	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Pacific Dental Services, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 03/07/31 (d)	60	60
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (d) (o)	113	112
Phoenix Guarantor Inc
2024 Term Loan, 8.58%, (1 Month Term SOFR + 3.25%), 02/13/31 (d)	105	104
Soliant Lower Inter LLC
Term Loan, 0.00%, (SOFR + 3.75%), 06/20/31 (d) (q)	90	90
Sotera Health Holdings, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 05/30/31 (d)	90	90
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (d)	136	137
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (SOFR + 4.25%), 09/22/28 (d)	45	43
United FP Holdings, LLC
2019 1st Lien Term Loan, 0.00%, (SOFR + 4.00%), 12/30/26 (d) (q)	10	9
2019 1st Lien Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	554	496
2020 Incremental Term Loan, 14.09%, (3 Month Term SOFR + 8.50%), 12/30/26 (d)	29	27
Upstream Rehabilition, Inc.
2021 Term Loan, 9.69%, (3 Month SOFR + 4.25%), 11/20/26 (d)	—	—
2021 Term Loan, 9.84%, (3 Month SOFR + 4.25%), 11/20/26 (d)	66	60
US Radiology Specialists, Inc.
2020 Term Loan, 10.70%, (3 Month SOFR + 5.25%), 12/10/27 (d)	63	63
		4,450
Consumer Staples 0.2%
Anastasia Parent, LLC
2018 Term Loan B, 9.32%, (3 Month Term SOFR + 3.75%), 08/03/25 (d)	207	142
Aspire Bakeries Holdings LLC
Term Loan, 9.57%, (1 Month Term SOFR + 4.25%), 12/16/30 (d)	45	45
BIFM US Finance LLC
2024 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 05/31/28 (d)	90	90
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 03/17/28 (d)	122	122
Cardenas Markets, Inc.
2022 Term Loan, 12.16%, (SOFR + 6.75%), 07/20/29 (d)	197	197
Chobani, LLC
2020 Term Loan B, 8.69%, (SOFR + 3.25%), 10/20/27 (d)	176	176
Del Monte Foods, Inc.
2022 Term Loan, 9.74%, (SOFR + 4.25%), 02/15/29 (d)	279	213
Eagle Parent Corp.
2022 Term Loan B, 9.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	180	176
Froneri International Ltd.
2020 USD Term Loan, 7.68%, (1 Month Term SOFR + 2.25%), 01/29/27 (d)	153	153
JP Intermediate B, LLC
2023 Term Loan, 11.09%, (3 Month Term SOFR + 5.76%), 11/20/27 (d)	131	10
Naked Juice LLC
Term Loan, 8.66%, (SOFR + 3.25%), 01/20/29 (d) (o)	166	153
Term Loan, 8.66%, (SOFR + 3.25%), 01/20/29 (d)	—	—
2nd Lien Term Loan, 11.40%, (SOFR + 6.00%), 01/25/30 (d)	55	44
Northeast Grocery, Inc.
Term Loan B, 12.83%, (3 Month Term SOFR + 7.50%), 12/05/28 (d)	70	70
Primary Products Finance LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 04/02/29 (d) (q)	65	65
2024 Term Loan B, 8.95%, (3 Month Term SOFR + 3.50%), 04/02/29 (d)	110	110
Solina Bidco
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 3.75%), 02/28/29 (d)	50	50
Triton Water Holdings, Inc
Term Loan, 8.81%, (3 Month Term SOFR + 3.25%), 03/16/28 (d)	469	469
Upfield B.V.
2023 USD Term Loan B7, 10.31%, (SOFR + 4.75%), 01/31/28 (d)	159	159
WOOF Holdings, Inc
1st Lien Term Loan, 9.32%, (3 Month SOFR + 3.75%), 12/16/27 (d)	194	160
		2,604
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (d)	125	126
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	261	261
Epic Y-Grade Services, LP
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 06/29/29 (d) (q)	25	25
2024 Term Loan B, 11.05%, (SOFR + 5.75%), 06/29/29 (d)	135	135
GIP II Blue Holding, L.P
Term Loan B, 9.08%, (1 Month Term SOFR + 4.50%), 09/22/28 (d)	384	388
Par Petroleum, LLC
2024 Term Loan B, 9.05%, (SOFR + 3.75%), 02/28/30 (d)	89	89
Prairie ECI Acquiror LP
2024 Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 02/22/29 (d)	55	55
Traverse Midstream Partners LLC
2017 Term Loan, 8.83%, (SOFR + 3.50%), 09/22/24 (d)	59	59
		1,138
Utilities 0.0%
Eastern Power, LLC
Term Loan, 0.00%, (SOFR + 5.25%), 04/20/28 (d) (q)	40	40
ExGen Renewables IV, LLC
2020 Term Loan, 8.11%, (3 Month SOFR + 2.50%), 12/11/27 (d)	74	74
Generation Bridge Northeast, LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/03/29 (d)	88	88
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 9.08%, (SOFR + 3.75%), 05/22/31 (d)	50	50
New Fortress Energy Inc
Term Loan, 10.33%, (SOFR + 5.00%), 10/26/30 (d)	314	305
Pacific Gas And Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (d)	90	90
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 12/11/25 (d)	239	239
Waterbridge Midstream Oper LLC
Term Loan, 0.00%, (SOFR + 4.75%), 06/22/29 (d) (q)	90	89
		975
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 08/01/30 (d)	414	416
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.19%, (SOFR + 2.75%), 08/15/25 (d)	7	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 01/30/30 (d)	70	70
2023 Term Loan, 8.68%, (SOFR + 3.25%), 01/31/30 (d)	115	115
Greystar Real Estate Partners, LLC
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 08/21/30 (d)	80	80
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (d)	95	94
		782
Total Senior Floating Rate Instruments (cost $79,960)		78,356
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	86
Chesapeake Energy Corporation	5	387
Limetree Bay Cayman Limited (f) (m)	—	2
Mesquite Energy, Inc. (f) (m)	4	318
		793
Materials 0.0%
ACNR Holdings Inc. (f) (m)	3	262
Financials 0.0%
AFLAC Incorporated (f)	2	32
New Cineworld Ltd. (f) (m)	5	90
		122
Consumer Discretionary 0.0%
Joann Inc. (f) (m)	36	3
Old Claimco, LLC (f) (m)	5	75
		78
Information Technology 0.0%
Travelport Worldwide Limited (f) (m)	—	45
Communication Services 0.0%
Digicel Group Holdings Limited (f) (m)	1	1
Total Common Stocks (cost $356)		1,301
WARRANTS 0.0%
California Resources Corporation (f)	—	7
Carnelian Point Holdings, L.P. (f) (m)	—	—
Total Warrants (cost $0)		7
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 5.21% (r) (s)	44,271	44,271
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.31% (r) (s)	6,121	6,121
Total Short Term Investments (cost $50,392)		50,392
Total Investments 108.5% (cost $1,809,304)		1,691,298
Total Forward Sales Commitments 0.0% (proceeds $612)		(611)
Total Purchased Options 0.1% (cost $1,360)		1,135
Other Derivative Instruments 0.0%		453
Other Assets and Liabilities, Net (8.6)%		(133,143)
Total Net Assets 100.0%		1,559,132

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $148,698.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $139,897 and 9.0% of the Fund.

(f) Non-income producing security.

(g) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) All or a portion of the security was on loan as of June 30, 2024.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 6.50%, 07/15/54 (a)	(600)	(611)
Total Government And Agency Obligations (proceeds $612)		(611)
Total Forward Sales Commitments (0.0%) (proceeds $612)		(611)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $612.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	29,303	195,717	180,749	1,144	—	—	44,271	2.8
JNL Government Money Market Fund, 5.31% - Class SL	4,257	35,018	33,154	162	—	—	6,121	0.4
	33,560	230,735	213,903	1,306	—	—	50,392	3.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	192	—
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	250	259	0.1
Cruise Yacht Upper Holdco Ltd, 11.88%, 07/05/28	06/25/24	200	203	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	198	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	171	186	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	207	198	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	96	92	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	15	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	7	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	843	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	165	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	21	15	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	45	43	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	117	—
		5,833	2,533	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	32	October 2024	6,542	(1)	(6)
United States 5 Year Note	942	October 2024	99,974	(103)	422
				(104)	416
Short Contracts
United States 10 Year Note	(132)	September 2024	(14,462)	39	(56)
United States Long Bond	(31)	September 2024	(3,640)	31	(28)
				70	(84)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	09/18/26	16,724	2	31
U.S. SOFR (A)	Receiving	3.50	(A)	09/18/27	4,646	2	14
U.S. SOFR (A)	Receiving	3.50	(A)	09/18/29	284	1	2
U.S. SOFR (A)	Receiving	3.50	(A)	09/18/31	9,381	35	85
U.S. SOFR (A)	Receiving	3.75	(A)	09/18/44	2,417	29	51
						69	183

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 05/14/30	BOA	Call	3.94	05/10/29	3,100,000	3,100	96
3M LIBOR, 04/02/30	BOA	Call	3.69	03/27/29	3,500,000	3,500	121
3M LIBOR, 04/25/34	BOA	Call	4.05	04/23/29	600,000	600	24
3M LIBOR, 02/26/35	CIT	Call	3.78	02/24/25	2,600,000	2,600	75

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
3M LIBOR, 03/21/34	CIT	Call	3.76	03/19/29	1,700,000	1,700	57
3M LIBOR, 02/05/35	GSC	Call	3.35	02/03/25	1,900,000	1,900	94
3M LIBOR, 05/19/35	GSC	Call	3.87	05/15/25	2,000,000	2,000	57
3M LIBOR, 05/16/34	JPM	Call	3.93	05/14/29	1,200,000	1,200	37
3M LIBOR, 02/28/35	MLP	Call	3.74	02/25/25	1,300,000	1,300	40
3M LIBOR, 04/25/34	BOA	Put	4.05	04/23/29	600,000	600	17
3M LIBOR, 05/14/30	BOA	Put	3.94	05/10/29	3,100,000	3,100	116
3M LIBOR, 04/02/30	BOA	Put	3.69	03/27/29	3,500,000	3,500	112
3M LIBOR, 02/26/35	CIT	Put	3.78	02/24/25	2,600,000	2,600	67
3M LIBOR, 03/21/34	CIT	Put	3.76	03/19/29	1,700,000	1,700	57
3M LIBOR, 02/05/35	GSC	Put	3.35	02/03/25	1,900,000	1,900	22
3M LIBOR, 05/19/30	GSC	Put	3.87	05/15/25	2,000,000	2,000	68
3M LIBOR, 05/16/34	JPM	Put	3.93	05/14/29	1,200,000	1,200	44
3M LIBOR, 02/28/35	MLP	Put	3.74	02/25/25	1,300,000	1,300	31
							1,135

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	150	26	34	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	14	22	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	25	35	(10)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	19	25	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	12	17	(5)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	69	121	(52)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	210	36	61	(25)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	100	18	25	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	35	50	(15)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	33	55	(22)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	17	25	(8)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	8	12	(4)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	100	14	13	1
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	10	6	4
CMBX.NA.AAA.15 (M)	JPM	N/A	0.50	11/18/64	300	5	3	2
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	11	17	(6)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	11	16	(5)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	8	8	—
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	18	17	1
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	14	21	(7)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	130	22	30	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	47	83	(36)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	9	15	(6)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	14	16	(2)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	100	14	14	—
CMBX.NA.BBB-.17 (M)	MSC	N/A	3.00	12/15/56	100	14	14	—
					4,350	536	778	(242)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(300)	(8)	(7)	(1)
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(10)	(23)	13
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(1,500)	(32)	(30)	(2)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(700)	(18)	(17)	(1)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(1,900)	(50)	(47)	(3)
					(5,370)	(118)	(124)	6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	922,152	—	922,152
Corporate Bonds And Notes	—	445,639	—	445,639
Non-U.S. Government Agency Asset-Backed Securities	—	193,451	—	193,451
Senior Floating Rate Instruments	—	77,453	903	78,356
Common Stocks	473	32	796	1,301
Warrants	7	—	—	7
Short Term Investments	50,392	—	—	50,392
	50,872	1,638,727	1,699	1,691,298
Liabilities - Securities
Government And Agency Obligations	—	(611)	—	(611)
	—	(611)	—	(611)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	422	—	—	422
Centrally Cleared Interest Rate Swap Agreements	—	183	—	183
OTC Purchased Options	—	1,135	—	1,135
OTC Credit Default Swap Agreements	—	21	—	21
	422	1,339	—	1,761
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(90)	—	—	(90)
OTC Credit Default Swap Agreements	—	(257)	—	(257)
	(90)	(257)	—	(347)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.5%
United States of America 56.0%
Alliant Energy Corporation	201	10,241
American Electric Power Company, Inc.	165	14,434
American Tower Corporation	128	24,812
Cheniere Energy, Inc.	147	25,612
Crown Castle Inc.	112	10,973
Dominion Energy, Inc.	313	15,313
DT Midstream, Inc.	159	11,260
Duke Energy Corporation	243	24,311
Evergy, Inc.	190	10,046
Eversource Energy	322	18,243
Exelon Corporation	348	12,060
NextEra Energy, Inc.	474	33,576
Norfolk Southern Corporation	63	13,615
Targa Resources Corp.	77	9,862
The AES Corporation	285	5,009
The Southern Company	295	22,858
UGI Corporation	298	6,832
Union Pacific Corporation	73	16,514
XCEL Energy Inc.	279	14,898
		300,469
Australia 9.0%
Atlas Arteria Limited	4,677	15,883
Transurban Holdings Limited	3,893	32,220
		48,103
United Kingdom 7.4%
National Grid PLC	1,980	22,130
Severn Trent PLC	334	10,067
SSE PLC	335	7,588
		39,785
Mexico 6.4%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	826	12,987
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	426	12,837
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	894	8,268
		34,092
France 3.8%
Getlink S.E.	776	12,820
VINCI	71	7,508
		20,328
China 3.7%
Beijing Capital International Airport Co., Ltd. - Class H (a)	13,068	4,313
ENN energy Holdings Limited	1,220	10,019
Jiangsu Expressway Company Limited - Class H	5,412	5,772
		20,104
Switzerland 2.9%
Flughafen Zurich AG - Class N	71	15,682
Canada 2.6%
AltaGas Ltd.	366	8,276
GFL Environmental Inc.	143	5,574
		13,850
Japan 2.5%
Japan Airport Terminal Co., Ltd.	97	3,327
West Japan Railway Company	533	9,941
		13,268
Brazil 2.5%
CCR S.A.	6,375	13,240
Italy 2.2%
Hera S.p.A.	1,747	5,980
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (b)	587	6,108
		12,088
Hong Kong 0.5%
Guangdong Investment Limited	4,828	2,822
Total Common Stocks (cost $545,083)		533,831
Total Investments 99.5% (cost $545,083)		533,831
Other Assets and Liabilities, Net 0.5%		2,621
Total Net Assets 100.0%		536,452

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	8,455	58,295	66,750	67	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	—	44,675	44,675	29	—	—	—	—
	8,455	102,970	111,425	96	—	—	—	—

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/06/21	6,870	6,108	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	361,651	172,180	—	533,831
	361,651	172,180	—	533,831

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 45.0%
Health Care 9.3%
1375209 BC Ltd
9.00%, 01/30/28 (a)	5,151	4,953
Amgen Inc.
5.25%, 03/02/33	4,000	3,988
Bausch + Lomb Corporation
8.38%, 10/01/28 (a)	3,000	3,075
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	5,000	4,181
11.00%, 09/30/28 (a) (b)	4,144	3,694
Centene Corporation
4.25%, 12/15/27	5,000	4,775
4.63%, 12/15/29	4,780	4,502
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	9,839
6.13%, 04/01/30 (a)	8,000	5,580
10.88%, 01/15/32 (a)	24,250	25,269
CVS Health Corporation
5.25%, 02/21/33	3,500	3,417
5.05%, 03/25/48	1,600	1,376
DaVita Inc.
4.63%, 06/01/30 (a)	12,182	11,023
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,103
GE HealthCare Technologies Inc.
5.91%, 11/22/32	4,000	4,128
HCA Inc.
5.50%, 06/01/33	8,500	8,419
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,000	6,445
Mylan II B.V.
3.95%, 06/15/26	2,700	2,619
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,997
6.13%, 06/15/30	20,000	19,876
UnitedHealth Group Incorporated
5.35%, 02/15/33	2,500	2,531
		138,790
Financials 8.4%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	3,916
Bank of America Corporation
6.25%, (100, 09/05/24) (c)	2,500	2,496
3.42%, 12/20/28	10,000	9,406
Barclays PLC
5.75%, 08/09/33 (d)	8,500	8,478
7.44%, 11/02/33 (d)	5,000	5,487
Capital One Financial Corporation
4.20%, 10/29/25	5,000	4,895
5.25%, 07/26/30	7,500	7,370
Citigroup Inc.
6.27%, 11/17/33	10,500	10,991
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,913
4.95%, 05/28/27	4,000	3,906
7.35%, 03/06/30	3,000	3,173
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,631
Goldman Sachs Group Inc, The
6.56%, 10/24/34	11,500	12,348
JPMorgan Chase & Co.
6.88%, (100, 06/01/29) (c)	3,000	3,101
5.04%, 01/23/28	1,500	1,491
6.25%, 10/23/34	1,500	1,588
KeyBank National Association
4.90%, 08/08/32	1,500	1,332
Morgan Stanley
6.34%, 10/18/33	4,000	4,251
5.25%, 04/21/34	4,000	3,936
6.63%, 11/01/34	2,500	2,698
The Charles Schwab Corporation
5.64%, 05/19/29	3,000	3,040
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,127
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,854
U.S. Bancorp
5.85%, 10/21/33	4,500	4,573
Wells Fargo & Company
5.56%, 07/25/34	8,000	7,993
		125,994
Consumer Discretionary 5.5%
7-Eleven, Inc.
1.80%, 02/10/31 (a)	2,000	1,603
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,000	3,065
Carnival Corporation
7.63%, 03/01/26 (a)	4,500	4,545
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	6,215	5,284
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	7,500	7,500
Expedia Group, Inc.
3.80%, 02/15/28 (b)	3,871	3,684
Fertitta Entertainment LLC
4.63%, 01/15/29 (a)	3,100	2,824
6.75%, 01/15/30 (a)	3,000	2,634
Ford Motor Company
3.25%, 02/12/32	3,500	2,893
General Motors Company
5.60%, 10/15/32 (b)	2,500	2,496
5.15%, 04/01/38	6,000	5,519
Lowe`s Companies, Inc.
5.00%, 04/15/33 (b)	7,000	6,889
PENN Entertainment, Inc.
4.13%, 07/01/29 (a)	2,500	2,143
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	7,000	6,823
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	7,500	6,963
Univision Communications Inc.
6.63%, 06/01/27 (a)	8,000	7,670
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	8,094	8,079
5.25%, 05/15/27 (a)	2,000	1,951
		82,565
Industrials 4.8%
American Airlines, Inc.
5.50%, 04/20/26 (a)	6,667	6,611
8.50%, 05/15/29 (a)	1,500	1,559
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	13,196	8,148
Boeing Company, The
5.04%, 05/01/27 (e)	2,000	1,958
5.15%, 05/01/30 (e)	12,000	11,510
3.25%, 02/01/35	4,500	3,436
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	3,500	3,433
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (a)	5,500	5,547
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	5,500	5,619
9.25%, 04/15/27 (a) (b)	7,500	7,508
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,690	3,458
TransDigm Inc.
6.75%, 08/15/28 (a)	5,300	5,370
6.63%, 03/01/32 (a)	5,000	5,058
Union Pacific Corporation
4.50%, 01/20/33	2,000	1,925
		71,140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Consumer Staples 4.0%
APX Group, Inc.
5.75%, 07/15/29 (a)	9,000	8,634
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,811
B.A.T Capital Corporation
3.56%, 08/15/27	10,000	9,499
6.42%, 08/02/33	2,850	2,977
Haleon US Capital LLC
3.63%, 03/24/32	4,250	3,803
JBS USA Food Company
5.75%, 04/01/33	4,000	3,978
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,000	3,791
Philip Morris International Inc.
5.38%, 02/15/33	7,500	7,449
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,578
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,242
6.00%, 12/15/29 (a)	4,000	4,011
		59,773
Information Technology 3.1%
Broadcom Inc.
4.15%, 11/15/30	5,000	4,726
2.45%, 02/15/31 (a)	2,500	2,105
4.15%, 04/15/32 (a)	4,500	4,149
Commscope Finance LLC
6.00%, 03/01/26 (a)	2,000	1,761
8.25%, 03/01/27 (a)	10,000	4,738
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a) (b)	5,324	4,334
HP, Inc.
5.50%, 01/15/33	5,000	5,035
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,252
5.88%, 02/09/33	1,000	1,022
Oracle Corporation
2.88%, 03/25/31	5,000	4,323
6.25%, 11/09/32	4,000	4,235
Workday, Inc.
3.80%, 04/01/32	6,000	5,382
		46,062
Materials 2.7%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a)	5,000	4,632
ArcelorMittal
6.80%, 11/29/32 (b)	6,000	6,332
Celanese US Holdings LLC
6.17%, 07/15/27 (e)	6,000	6,088
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (a)	2,350	2,273
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (a)	3,000	2,934
4.38%, 04/01/31 (a)	3,000	2,681
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,406
Rain Carbon Inc.
12.25%, 09/01/29 (a) (b)	4,500	4,850
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a)	8,000	7,430
		39,626
Utilities 2.4%
Calpine Corporation
5.13%, 03/15/28 (a)	7,500	7,213
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34	4,000	3,928
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	4,990
The Southern Company
5.70%, 10/15/32	5,000	5,095
Vistra Corp.
7.00%, (100, 12/15/26) (a) (c)	5,000	4,953
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	5,750	5,357
7.75%, 10/15/31 (a)	2,500	2,604
6.88%, 04/15/32 (a)	1,500	1,523
		35,663
Energy 2.2%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (a)	6,154	6,173
8.13%, 01/15/27 (a)	3,000	2,820
9.25%, 07/15/29 (a)	4,800	4,874
Chesapeake Energy Corporation
5.88%, 02/01/29 (a) (b)	3,000	2,969
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	3,937
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,096
Weatherford International Ltd.
8.63%, 04/30/30 (a)	6,000	6,225
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,444
		33,538
Communication Services 2.0%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	3,000	2,772
CCO Holdings, LLC
5.13%, 05/01/27 (a)	2,000	1,919
5.00%, 02/01/28 (a)	5,000	4,675
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	5,000	4,381
7.50%, 06/01/29 (a)	2,000	1,671
Commscope, Inc.
7.13%, 07/01/28 (a)	9,775	4,030
Netflix, Inc.
4.38%, 11/15/26	5,000	4,909
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	6,000
		30,357
Real Estate 0.6%
American Tower Corporation
5.65%, 03/15/33	4,500	4,528
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,282
		8,810
Total Corporate Bonds And Notes (cost $685,050)		672,318
COMMON STOCKS 28.9%
Utilities 4.6%
American Electric Power Company, Inc.	50	4,387
Dominion Energy, Inc.	150	7,350
DTE Energy Company	50	5,551
Duke Energy Corporation	70	7,016
Edison International	50	3,591
Entergy Corporation	45	4,815
NextEra Energy, Inc.	109	7,740
Sempra	100	7,606
The Southern Company	220	17,065
XCEL Energy Inc.	63	3,365
		68,486
Energy 4.3%
Chevron Corporation	160	25,027
ConocoPhillips	75	8,579
Exxon Mobil Corporation	150	17,268
Shell PLC - Class A - ADR	150	10,827
TotalEnergies SE - ADR	40	2,667
		64,368
Health Care 4.1%
AbbVie Inc.	45	7,718
Bristol-Myers Squibb Company	100	4,153
CVS Health Corporation	100	5,906
Endo, Inc. (f)	28	787
Endo, Inc. (f)	76	2,108
Johnson & Johnson	130	19,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Medtronic, Inc.	50	3,936
Merck & Co., Inc.	35	4,333
Pfizer Inc.	470	13,148
		61,090
Industrials 3.4%
Honeywell International Inc.	23	4,910
Johnson Controls International Public Limited Company	100	6,647
Lockheed Martin Corporation	35	16,348
RTX Corporation	85	8,533
Union Pacific Corporation	40	9,050
United Parcel Service, Inc. - Class B	35	4,790
		50,278
Information Technology 2.8%
Analog Devices, Inc.	45	10,272
Cisco Systems, Inc.	350	16,628
Intel Corporation	75	2,323
Qualcomm Incorporated	24	4,780
Texas Instruments Incorporated	40	7,781
		41,784
Financials 2.7%
Bank of America Corporation	300	11,931
Citigroup Inc.	75	4,760
Fifth Third Bancorp	75	2,737
JPMorgan Chase & Co.	25	5,057
Morgan Stanley	75	7,289
The Charles Schwab Corporation	50	3,685
Truist Financial Corporation	125	4,856
		40,315
Consumer Staples 2.6%
Coca-Cola Company, The	50	3,183
PepsiCo, Inc.	75	12,370
Philip Morris International Inc.	75	7,600
Procter & Gamble Company, The	50	8,246
Target Corporation	50	7,402
		38,801
Materials 2.2%
Air Products and Chemicals, Inc.	20	5,161
Albemarle Corporation	25	2,388
International Paper Company	100	4,315
LyondellBasell Industries N.V. - Class A	56	5,357
Newmont Corporation	74	3,118
Rio Tinto PLC - ADR	201	13,234
		33,573
Consumer Discretionary 1.4%
Home Depot, Inc. , The	35	12,048
McDonald's Corporation	15	3,823
Starbucks Corporation	60	4,671
		20,542
Communication Services 0.8%
Comcast Corporation - Class A	110	4,308
Verizon Communications Inc.	200	8,248
		12,556
Total Common Stocks (cost $391,345)		431,793
GOVERNMENT AND AGENCY OBLIGATIONS 11.6%
U.S. Treasury Note 6.7%
Treasury, United States Department of
4.50%, 03/31/26	20,000	19,894
4.13%, 08/31/30	7,500	7,405
2.88%, 05/15/32	50,000	45,047
2.75%, 08/15/32	30,000	26,695
		99,041
U.S. Treasury Bond 2.9%
Treasury, United States Department of
3.38%, 08/15/42	33,000	27,875
3.63%, 05/15/53	14,000	11,915
4.13%, 08/15/53	4,000	3,725
		43,515
Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53	7,697	7,445
5.50%, 07/01/53 - 11/01/53	7,559	7,459
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	552	514
5.00%, 05/01/53 - 11/01/53	15,373	14,863
		30,281
Total Government And Agency Obligations (cost $181,870)		172,837
EQUITY LINKED STRUCTURED NOTES 10.2%
Banque Nationale Du Canada
(Broadcom Inc.), 11.50%, 05/13/25 (g)	4	5,391
Barclays Bank PLC
(Amgen Inc.), 8.00%, 09/20/24 (g)	20	5,709
(Northrop Grumman Corporation), 7.00%, 11/08/24 (g)	10	4,431
(Air Products and Chemicals, Inc.), 8.50%, 03/10/25 (g)	16	4,030
(International Business Machines Corporation), 8.50%, 06/09/25 (g)	43	7,406
BNP Paribas Issuance B.V.
(MetLife, Inc.), 9.00%, 10/23/24 (a) (g)	120	8,226
(Bank of America Corporation), 8.50%, 02/26/25 (a) (g)	125	4,542
Citigroup Global Markets Holdings Inc.
(Bank of America Corporation), 8.00%, 08/16/24 (g)	114	4,095
(Intel Corporation), 10.00%, 10/03/24 (g)	160	5,066
Citigroup Inc.
(Exxon Mobil Corporation), 9.00%, 03/12/25 (g)	80	8,754
JPMorgan Chase & Co.
(United Parcel Service, Inc.), 9.00%, 10/22/24 (g)	16	2,152
JPMorgan Chase Bank, National Association
(Comcast Corporation), 8.00%, 09/12/24 (a) (g)	168	6,642
(Alphabet Inc.), 8.00%, 03/28/25 (a) (g)	50	7,824
Merrill Lynch B.V.
(Fifth Third Bancorp), 10.00%, 03/10/25 (a) (g)	120	4,255
Merrill Lynch SA
(Union Pacific Corporation), 8.00%, 11/05/24 (g)	26	5,819
(Morgan Stanley), 9.00%, 07/14/25 (g) (h)	45	4,356
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 11/12/24 (a) (g)	70	6,043
(Bristol-Myers Squibb Company), 9.50%, 05/08/25 (a) (g)	93	3,922
(Barrick Gold Corporation), 9.00%, 07/01/25 (a) (g)	150	2,465
Royal Bank of Canada
(Texas Instruments Incorporated), 8.00%, 06/11/25 (a) (g)	60	11,709
(Texas Instruments Incorporated), 8.50%, 07/15/25 (a) (g)	2	386
UBS AG
(The Charles Schwab Corporation), 10.00%, 07/17/24 (g)	92	5,862
(Apple Inc.), 7.00%, 04/02/25 (g)	29	5,419
(Oracle Corporation), 9.00%, 06/10/25 (g)	95	12,486
Wells Fargo Bank, National Association
(NextEra Energy, Inc.), 8.00%, 05/21/25 (g)	102	7,227
(Boeing Company, The), 9.00%, 06/17/25 (a) (g)	19	3,310
(UnitedHealth Group Incorporated), 7.00%, 07/14/25 (g) (h)	9	4,098
Total Equity Linked Structured Notes (cost $148,164)		151,625
PREFERRED STOCKS 0.7%
Materials 0.4%
Albemarle Corporation, 7.25%, 03/01/27 (d)	128	5,972
Utilities 0.3%
NextEra Energy, Inc., 6.93%, 09/01/25 (d)	125	5,186
Total Preferred Stocks (cost $12,081)		11,158
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	3,000	3,034

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,479	2,477
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,479)		5,511
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (f) (i) (j)	4,724	—
Endo, Inc. (f) (i) (j)	2,500	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 5.21% (k) (l)	40,815	40,815
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 5.31% (k) (l)	21,734	21,734
Total Short Term Investments (cost $62,549)		62,549
Total Investments 101.0% (cost $1,486,538)		1,507,791
Other Derivative Instruments (0.0)%		(315)
Other Assets and Liabilities, Net (1.0)%		(14,483)
Total Net Assets 100.0%		1,492,993

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $368,211 and 24.7% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Non-income producing security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	39,422	231,503	230,110	659	—	—	40,815	2.7
JNL Government Money Market Fund, 5.31% - Class SL	34,832	157,769	170,867	879	—	—	21,734	1.5
	74,254	389,272	400,977	1,538	—	—	62,549	4.2

JNL/Franklin Templeton Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States Ultra Bond	190	September 2024	23,548	(315)	267

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	672,318	—	672,318
Common Stocks	431,793	—	—	431,793
Government And Agency Obligations	—	172,837	—	172,837
Equity Linked Structured Notes	—	151,625	—	151,625
Preferred Stocks	11,158	—	—	11,158
Non-U.S. Government Agency Asset-Backed Securities	—	5,511	—	5,511
Other Equity Interests	—	—	—	—
Short Term Investments	62,549	—	—	62,549
	505,500	1,002,291	—	1,507,791

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	267	—	—	267
	267	—	—	267

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.1%
Information Technology 32.1%
Accenture Public Limited Company - Class A	147	44,705
Adobe Inc. (a)	147	81,798
Akamai Technologies, Inc. (a)	165	14,893
Analog Devices, Inc.	46	10,400
Apple Inc.	187	39,453
Applied Materials, Inc.	470	110,903
Broadcom Inc.	58	92,755
Cadence Design Systems, Inc. (a)	121	37,293
CDW Corp.	38	8,446
Cisco Systems, Inc.	992	47,109
Corning Incorporated	817	31,742
Fair Isaac Corporation (a)	47	69,930
Fortinet, Inc. (a)	425	25,600
Gartner, Inc. (a)	46	20,757
HP, Inc.	1,458	51,068
Intel Corporation	426	13,193
Intuit Inc.	57	37,212
Jabil Inc.	191	20,723
Juniper Networks, Inc.	1,143	41,687
Keysight Technologies, Inc. (a)	60	8,234
KLA Corporation	121	99,346
Lam Research Corporation	111	117,754
Microsoft Corporation	223	99,825
NetApp, Inc.	1,186	152,702
NVIDIA Corporation	1,484	183,311
NXP Semiconductors N.V.	40	10,800
Oracle Corporation	276	38,984
Qualcomm Incorporated	383	76,299
Skyworks Solutions, Inc.	404	43,090
TE Connectivity Ltd. (b)	249	37,410
Texas Instruments Incorporated	156	30,413
		1,697,835
Financials 12.6%
AFLAC Incorporated	215	19,207
Ameriprise Financial, Inc.	116	49,581
Arch Capital Group Ltd. (a)	403	40,666
Blackstone Inc. - Class A	144	17,762
Brown & Brown, Inc.	435	38,874
Cboe Global Markets, Inc.	185	31,372
Citizens Financial Group, Inc.	278	10,032
CME Group Inc. - Class A	76	14,898
Comerica Incorporated	534	27,278
Corpay Inc (a)	199	52,894
JPMorgan Chase & Co.	110	22,249
KeyCorp	2,022	28,736
Lincoln National Corporation	343	10,661
Marsh & Mclennan Companies, Inc.	255	53,635
MasterCard Incorporated - Class A	97	42,714
Moody's Corporation	118	49,647
Regions Financial Corporation	505	10,122
Truist Financial Corporation	782	30,395
Visa Inc. - Class A	290	76,050
Zions Bancorporation, National Association	920	39,888
		666,661
Health Care 12.6%
AbbVie Inc.	550	94,356
Amgen Inc.	66	20,716
Biogen Inc. (a)	60	13,957
Cencora, Inc.	192	43,346
Centene Corporation (a)	355	23,549
CVS Health Corporation	732	43,228
Eli Lilly and Company	108	98,032
Humana Inc.	18	6,626
Johnson & Johnson	318	46,493
McKesson Corporation	70	40,669
Medtronic, Inc.	312	24,577
Merck & Co., Inc.	450	55,755
Pfizer Inc.	848	23,723
Solventum Corporation (a)	108	5,727
Steris Public Limited Company	83	18,290
Stryker Corporation	113	38,315
The Cigna Group	88	28,972
Universal Health Services, Inc. - Class B	120	22,099
Zoetis Inc. - Class A	84	14,561
		662,991
Consumer Discretionary 9.6%
Amazon.com, Inc. (a)	215	41,519
AutoZone, Inc. (a)	6	18,410
Best Buy Co., Inc.	444	37,438
Booking Holdings Inc.	16	62,390
D.R. Horton, Inc.	134	18,869
Expedia Group, Inc. (a)	74	9,352
Hasbro, Inc.	350	20,492
Home Depot, Inc. , The	102	35,016
Lennar Corporation - Class A	436	65,359
O'Reilly Automotive, Inc. (a)	51	53,335
PulteGroup, Inc.	640	70,422
Ralph Lauren Corporation - Class A	50	8,748
Starbucks Corporation	169	13,171
Tapestry, Inc.	708	30,278
Whirlpool Corporation	217	22,198
		506,997
Communication Services 7.5%
Alphabet Inc. - Class A	185	33,732
Comcast Corporation - Class A	1,649	64,592
Electronic Arts Inc.	200	27,925
Meta Platforms, Inc. - Class A	141	71,081
Netflix, Inc. (a)	101	68,446
Omnicom Group Inc.	712	63,874
The Interpublic Group of Companies, Inc.	1,387	40,340
Verizon Communications Inc.	681	28,100
		398,090
Consumer Staples 6.2%
Altria Group, Inc.	2,003	91,242
Archer-Daniels-Midland Company	98	5,936
Bunge Limited	94	10,073
Church & Dwight Co., Inc.	354	36,746
Colgate-Palmolive Company	637	61,807
Costco Wholesale Corporation	24	20,745
Kimberly-Clark Corporation	132	18,298
Mondelez International, Inc. - Class A	226	14,782
Philip Morris International Inc.	97	9,845
The Hershey Company	45	8,255
Walgreens Boots Alliance, Inc.	746	9,022
Walmart Inc.	610	41,280
		328,031
Industrials 6.1%
3M Company	415	42,427
Automatic Data Processing, Inc.	74	17,743
Broadridge Financial Solutions, Inc.	90	17,746
C.H. Robinson Worldwide, Inc.	191	16,805
Eaton Corporation Public Limited Company	70	21,908
FedEx Corporation	63	18,977
Illinois Tool Works Inc.	134	31,673
Masco Corporation	121	8,069
PACCAR Inc	165	17,024
Pentair Public Limited Company	256	19,657
Snap-on Incorporated	34	8,759
United Parcel Service, Inc. - Class B	163	22,313
United Rentals, Inc.	34	21,627
W.W. Grainger, Inc.	62	55,949
		320,677
Real Estate 3.2%
Boston Properties, Inc.	282	17,344
CBRE Group, Inc. - Class A (a)	594	52,969
Digital Realty Trust, Inc.	124	18,803
Simon Property Group, Inc.	412	62,500
Welltower Inc.	184	19,167
		170,783
Utilities 3.2%
Dominion Energy, Inc.	544	26,660
Pinnacle West Capital Corporation	209	15,974
Public Service Enterprise Group Incorporated	1,211	89,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
The Southern Company	275	21,323
WEC Energy Group Inc.	216	16,937
		170,165
Energy 3.1%
Kinder Morgan, Inc.	989	19,646
Marathon Petroleum Corporation	493	85,451
Valero Energy Corporation	383	60,040
		165,137
Materials 2.9%
Amcor Pty Ltd	1,863	18,223
CF Industries Holdings, Inc.	749	55,538
International Paper Company	243	10,481
Linde Public Limited Company	42	18,339
Martin Marietta Materials, Inc.	32	17,400
Packaging Corporation of America	98	17,801
The Sherwin-Williams Company	56	16,726
		154,508
Total Common Stocks (cost $4,461,439)		5,241,875
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	48,265	48,265
Total Short Term Investments (cost $48,265)		48,265
Total Investments 100.0% (cost $4,509,704)		5,290,140
Other Assets and Liabilities, Net 0.0%		2,397
Total Net Assets 100.0%		5,292,537

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	15,329	415,320	382,384	805	—	—	48,265	0.9
JNL Government Money Market Fund, 5.31% - Class SL	7	46,485	46,492	24	—	—	—	—
	15,336	461,805	428,876	829	—	—	48,265	0.9

JNL/Goldman Sachs 4 Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	09/07/23	33,939	37,410	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,241,875	—	—	5,241,875
Short Term Investments	48,265	—	—	48,265
	5,290,140	—	—	5,290,140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 96.3%
India 35.1%
Adani Energy Solutions Limited (a)	871	10,440
Adani Enterprises Limited	788	30,089
Adani Green Energy (UP) Limited (a)	1,146	24,617
Adani Ports and Special Economic Zone Limited	1,512	26,846
Adani Power Limited (a)	2,644	22,836
Ambuja Cements Limited	1,458	11,727
Bharti Airtel Limited	761	13,135
GMR Airports Infrastructure Limited (a)	5,182	5,999
ICICI Bank Limited	1,322	18,995
IDFC First Bank Limited (a)	7,647	7,533
ITC Limited	10,117	51,530
JSW Energy Limited	1,144	10,091
JSW Steel Limited	809	9,029
Macrotech Developers Limited	542	9,801
Max Healthcare Institute Limited	302	3,408
NTPC Limited	2,265	10,292
Patanjali Foods Limited	865	16,469
State Bank of India	2,425	24,677
Sun Pharma Advanced Research Company Limited	915	16,682
Vodafone Idea Limited (a)	68,493	14,724
		338,920
Taiwan 13.0%
Hon Hai Precision Industry Co., Ltd.	2,239	14,753
Quanta Computer Inc.	558	5,328
Taiwan Semiconductor Manufacturing Company Limited - ADR	130	22,649
Taiwan Semiconductor Manufacturing Company Limited	2,719	80,827
Wiwynn Corporation	32	2,595
		126,152
United States of America 11.1%
Broadcom Inc.	20	32,005
Colgate-Palmolive Company	206	19,964
NVIDIA Corporation	407	50,246
Qualcomm Incorporated	27	5,291
		107,506
China 10.5%
China Construction Bank Corporation - Class H	13,803	10,184
China Shenhua Energy Company Limited - Class H	3,246	14,927
KE Holdings Inc. - Class A - ADR	313	4,425
PetroChina Company Limited - Class H	21,551	21,751
PICC Property and Casualty Company Limited - Class H	1,884	2,331
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	150	19,977
Tencent Holdings Limited	428	20,351
Zijin Mining Group Co., Ltd. - Class A	2,974	7,147
Zijin Mining Group Co., Ltd. - Class H	364	763
		101,856
Brazil 6.0%
Banco BTG Pactual S/A	2,371	13,067
Banco Do Brasil SA	1,631	7,768
Centrais Eletricas Brasileiras S/A	1,376	8,832
Companhia Paranaense De Energia	1,141	1,690
Petroleo Brasileiro S/A Petrobras. - ADR	1,024	14,839
Vale S.A. - ADR	654	7,304
Vale S.A.	414	4,622
		58,122
Indonesia 3.6%
PT Bank Mandiri (Persero) Tbk.	43,124	16,212
PT. Bank Central Asia Tbk	30,775	18,636
		34,848
Saudi Arabia 3.1%
Al Rajhi Banking and Investment Corporation	338	7,334
BUPA Arabia for Cooperative Insurance Company	88	6,063
Saudi Arabian Oil Company (b)	1,970	14,541
The Company For Cooperative Insurance	58	2,254
		30,192
Netherlands 3.1%
ASML Holding N.V.	29	29,641
South Korea 2.8%
KIA Corporation	58	5,437
Samsung Electronics Co., Ltd.	372	21,860
		27,297
France 2.7%
TotalEnergies SE	396	26,462
United Arab Emirates 1.6%
Adnoc Logistics & Services PLC	478	544
International Holdings Limited (a)	131	14,609
		15,153
Argentina 1.2%
MercadoLibre, Inc. (a)	7	11,131
YPF S.A. - Class D - ADR (a)	3	64
		11,195
United Kingdom 0.8%
HSBC Holdings PLC	844	7,344
Kazakhstan 0.7%
Joint Stock Company Kaspi.Kz - ADR (b)	52	6,655
Hong Kong 0.6%
AIA Group Limited	797	5,375
Colombia 0.3%
Ecopetrol S.A. - ADR (c)	261	2,920
Greece 0.1%
National Bank of Greece SA - Class R	136	1,133
Russian Federation 0.0%
Polymetal International PLC (a) (b) (d)	85	—
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	75	—
Total Common Stocks (cost $757,884)		930,771
PREFERRED STOCKS 3.7%
Brazil 3.7%
ITAU Unibanco Holding SA (e)	2,207	12,767
Petroleo Brasileiro S/A Petrobras. (e)	3,388	23,060
Total Preferred Stocks (cost $30,125)		35,827
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 5.21% (f) (g)	13,636	13,636
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (f) (g)	2,986	2,986
Total Short Term Investments (cost $16,622)		16,622
Total Investments 101.7% (cost $804,631)		983,220
Other Assets and Liabilities, Net (1.7)%		(16,286)
Total Net Assets 100.0%		966,934
(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	15,482	258,018	259,864	423	—	—	13,636	1.4
JNL Government Money Market Fund, 5.31% - Class SL	510	32,331	29,855	62	—	—	2,986	0.3
	15,992	290,349	289,719	485	—	—	16,622	1.7

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	4,746	6,655	0.7
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	02/25/21	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—
Public Joint Stock Company Polyus	06/10/20	6,921	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	10/07/20	1,642	—	—
Saudi Arabian Oil Company	08/10/23	16,727	14,541	1.5
		80,022	21,196	2.2

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BBH	07/02/24	HKD	(6,575)	(842)	—
USD/HKD	BBH	07/03/24	HKD	(6,059)	(776)	—
					(1,618)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	233,449	697,322	—	930,771
Preferred Stocks	35,827	—	—	35,827
Short Term Investments	16,622	—	—	16,622
	285,898	697,322	—	983,220
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 92.5%
United States of America 49.9%
Agilent Technologies, Inc.	69	8,970
Alphabet Inc. - Class A	154	28,091
Amazon.com, Inc. (a)	50	9,701
American International Group, Inc.	240	17,831
Bank of America Corporation	581	23,118
BlackRock, Inc.	21	16,707
Capital One Financial Corporation	148	20,477
Centene Corporation (a)	255	16,920
Cisco Systems, Inc.	210	9,991
ConocoPhillips	105	11,953
Deere & Company	21	7,809
Equifax Inc.	34	8,316
ETSY, Inc. (a)	99	5,845
Fiserv, Inc. (a)	161	23,995
Former Charter Communications Parent, Inc. - Class A (a)	77	23,089
General Motors Company	305	14,187
Intercontinental Exchange, Inc.	145	19,794
IQVIA Holdings Inc (a)	108	22,857
Phillips 66	62	8,696
Salesforce, Inc.	31	7,944
The Kroger Co.	309	15,433
Warner Bros. Discovery, Inc. - Series A (a)	380	2,825
		324,549
Germany 13.2%
Allianz SE	44	12,358
Bayer Aktiengesellschaft - Class N	873	24,619
Daimler Truck Holding AG	212	8,461
Fresenius SE & Co. KGaA (a)	567	16,925
Mercedes-Benz Group AG - Class N	329	22,729
SAP SE	3	565
		85,657
France 9.8%
BNP Paribas	346	22,067
Capgemini France	27	5,388
Danone	140	8,562
Kering	57	20,808
Worldline (a) (b)	650	7,024
		63,849
United Kingdom 6.8%
CNH Industrial N.V.	2,183	22,108
Reckitt Benckiser Group PLC	192	10,378
WPP 2012 Limited	1,285	11,741
		44,227
Switzerland 6.0%
Glencore PLC	2,044	11,650
Holcim AG	32	2,827
Julius Bar Gruppe AG - Class N	327	18,264
Novartis AG - Class N	63	6,671
		39,412
Netherlands 2.1%
Prosus N.V. - Class N	395	14,051
Denmark 1.6%
DSV A/S	68	10,451
China 1.6%
Alibaba Group Holding Limited (b)	1,132	10,165
South Korea 1.5%
NAVER Corporation	82	9,807
Total Common Stocks (cost $567,165)		602,168
PREFERRED STOCKS 3.1%
South Korea 1.6%
Samsung Electronics Co., Ltd., 1.00% (c)	233	10,727
Switzerland 1.5%
Roche Holding AG	35	9,587
Total Preferred Stocks (cost $19,860)		20,314
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	25,308	25,308
Total Short Term Investments (cost $25,308)		25,308
Total Investments 99.5% (cost $612,333)		647,790
Other Assets and Liabilities, Net 0.5%		3,122
Total Net Assets 100.0%		650,912

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	19,944	122,415	117,051	422	—	—	25,308	3.9
JNL Government Money Market Fund, 5.31% - Class SL	—	11,779	11,779	23	—	—	—	—
	19,944	134,194	128,830	445	—	—	25,308	3.9

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	12/29/21	12,097	10,165	1.5
Worldline	11/02/21	30,267	7,024	1.1
		42,364	17,189	2.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	324,549	—	—	324,549
Germany	—	85,657	—	85,657
France	—	63,849	—	63,849
United Kingdom	22,108	22,119	—	44,227
Switzerland	—	39,412	—	39,412
Netherlands	—	14,051	—	14,051
Denmark	—	10,451	—	10,451
China	—	10,165	—	10,165
South Korea	—	9,807	—	9,807
Preferred Stocks	—	20,314	—	20,314
Short Term Investments	25,308	—	—	25,308
	371,965	275,825	—	647,790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.2%
Real Estate 99.2%
Agree Realty Corporation	45	2,788
Alexandria Real Estate Equities, Inc.	10	1,174
American Homes 4 Rent - Class A	108	4,019
American Tower Corporation	59	11,449
AvalonBay Communities, Inc.	16	3,275
Brixmor Property Group Inc.	104	2,411
Camden Property Trust	1	98
Centerspace	23	1,568
Cousins Properties Incorporated	79	1,822
CTO Realty Growth, Inc.	72	1,249
Digital Realty Trust, Inc.	33	5,031
EastGroup Properties, Inc.	18	2,993
Equinix, Inc.	9	6,928
Equity Lifestyle Properties, Inc.	34	2,184
Essential Properties Realty Trust, Inc.	87	2,423
Essex Property Trust, Inc.	6	1,667
Extra Space Storage Inc.	38	5,905
Healthpeak OP, LLC	132	2,582
Iron Mountain Incorporated	60	5,386
Lamar Advertising Company - Class A	28	3,407
Medical Properties Trust, Inc. (a)	166	716
NNN REIT, Inc.	45	1,935
ProLogis Inc.	78	8,799
Public Storage Operating Company	7	1,888
Ryman Hospitality Properties, Inc.	30	2,979
SBA Communications Corporation - Class A	17	3,314
Simon Property Group, Inc.	31	4,672
SL Green Realty Corp. (a)	38	2,154
STAG Industrial, Inc.	64	2,313
UDR, Inc.	111	4,580
Urban Edge Properties	129	2,384
Ventas, Inc.	60	3,058
VICI Properties Inc.	59	1,694
Welltower Inc.	68	7,055
Weyerhaeuser Company	41	1,177
Total Common Stocks (cost $114,550)		117,077
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.31% (b) (c)	798	798
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	709	709
Total Short Term Investments (cost $1,507)		1,507
Total Investments 100.5% (cost $116,057)		118,584
Other Assets and Liabilities, Net (0.5)%		(536)
Total Net Assets 100.0%		118,048

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Heitman U.S. Focused Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,067	91,310	93,668	72	—	—	709	0.6
JNL Government Money Market Fund, 5.31% - Class SL	235	9,491	8,928	16	—	—	798	0.7
	3,302	100,801	102,596	88	—	—	1,507	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	117,077	—	—	117,077
Short Term Investments	1,507	—	—	1,507
	118,584	—	—	118,584

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.4%
Financials 19.4%
American Express Company	56	12,893
American International Group, Inc.	272	20,221
Ares Management Corporation - Class A	45	6,045
CME Group Inc. - Class A	54	10,576
Fifth Third Bancorp	183	6,671
Hartford Financial Services Group, Inc. , The	93	9,384
Huntington Bancshares Incorporated	375	4,945
JPMorgan Chase & Co.	170	34,449
Morgan Stanley	209	20,264
The Charles Schwab Corporation	143	10,508
The PNC Financial Services Group, Inc.	120	18,698
Visa Inc. - Class A	66	17,443
Wells Fargo & Company	426	25,284
		197,381
Industrials 14.9%
ABB Ltd - Class N	204	11,275
AerCap Holdings N.V.	59	5,480
Automatic Data Processing, Inc.	40	9,657
Carlisle Companies Incorporated	13	5,448
Caterpillar Inc.	25	8,480
Emerson Electric Co.	125	13,818
Fortune Brands Innovations, Inc.	78	5,044
General Electric Company	87	13,798
Hubbell Incorporated	25	8,987
Huntington Ingalls Industries, Inc.	19	4,612
Johnson Controls International Public Limited Company	184	12,201
Northrop Grumman Corporation	25	10,740
Parker-Hannifin Corporation	27	13,531
Union Pacific Corporation	75	16,953
United Parcel Service, Inc. - Class B	83	11,328
		151,352
Health Care 12.7%
AstraZeneca PLC	94	14,552
Becton, Dickinson and Company	67	15,691
Johnson & Johnson	155	22,692
Lonza Group AG	10	5,446
Merck & Co., Inc.	205	25,412
Sanofi - ADR	155	7,534
Stryker Corporation	29	9,749
UnitedHealth Group Incorporated	37	18,589
Zimmer Biomet Holdings, Inc.	91	9,914
		129,579
Consumer Staples 11.9%
Colgate-Palmolive Company	194	18,870
L'Oreal	12	5,430
Nestle S.A. - Class N	123	12,555
PepsiCo, Inc.	82	13,519
Philip Morris International Inc.	243	24,650
Sysco Corporation	131	9,355
The Estee Lauder Companies Inc. - Class A	37	3,893
Walmart Inc.	478	32,399
		120,671
Information Technology 10.2%
Analog Devices, Inc.	108	24,743
Broadcom Inc.	6	9,389
Dell Technologies Inc. - Class C	57	7,799
Intuit Inc.	8	5,436
Lam Research Corporation	9	9,126
Microchip Technology Incorporated	66	6,010
Microsoft Corporation	59	26,270
TE Connectivity Ltd. (a)	104	15,581
		104,354
Energy 8.3%
Cheniere Energy, Inc.	39	6,877
Chevron Corporation	194	30,355
ConocoPhillips	170	19,400
Marathon Oil Corporation	509	14,595
Suncor Energy Inc.	362	13,791
		85,018
Consumer Discretionary 5.6%
Compagnie Financiere Richemont SA	53	8,329
Darden Restaurants, Inc.	35	5,225
Lowe`s Companies, Inc.	81	17,901
McDonald's Corporation	64	16,290
TJX Companies, Inc., The	83	9,096
		56,841
Utilities 4.6%
American Electric Power Company, Inc.	121	10,588
Entergy Corporation	140	14,945
PPL Corporation	446	12,334
Public Service Enterprise Group Incorporated	116	8,566
		46,433
Materials 4.0%
CRH Public Limited Company	209	15,694
DuPont de Nemours, Inc.	172	13,873
PPG Industries, Inc.	86	10,887
		40,454
Real Estate 3.0%
Mid-America Apartment Communities, Inc.	50	7,114
ProLogis Inc.	139	15,658
Weyerhaeuser Company	285	8,093
		30,865
Communication Services 2.8%
Deutsche Telekom AG - Class N	464	11,692
Walt Disney Company, The	167	16,615
		28,307
Total Common Stocks (cost $826,349)		991,255
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	24,193	24,193
Total Short Term Investments (cost $24,193)		24,193
Total Investments 99.8% (cost $850,542)		1,015,448
Other Assets and Liabilities, Net 0.2%		1,867
Total Net Assets 100.0%		1,017,315

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	36,292	114,411	126,510	682	—	—	24,193	2.4
JNL Government Money Market Fund, 5.31% - Class SL	—	11,059	11,059	—	—	—	—	—
	36,292	125,470	137,569	682	—	—	24,193	2.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	14,347	15,581	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	921,976	69,279	—	991,255
Short Term Investments	24,193	—	—	24,193
	946,169	69,279	—	1,015,448

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 100.4%
United States of America 58.2%
Adobe Inc. (a)	106	59,029
Alphabet Inc. - Class A	1,206	219,640
Amazon.com, Inc. (a)	139	26,846
Analog Devices, Inc.	407	92,913
Avantor, Inc. (a)	192	4,068
Boston Scientific Corporation (a)	105	8,098
Broadcom Inc.	5	7,930
Charles River Laboratories International, Inc. (a)	17	3,522
Danaher Corporation	33	8,355
Ecolab Inc.	32	7,651
Edwards Lifesciences Corporation (a)	73	6,726
Eli Lilly and Company	12	10,708
Equifax Inc.	110	26,746
IDEXX Laboratories, Inc. (a)	14	6,644
Illumina, Inc. (a)	39	4,070
Intuit Inc.	115	75,559
Intuitive Surgical, Inc. (a)	50	22,139
IQVIA Holdings Inc (a)	76	16,110
Lam Research Corporation	9	9,803
Linde Public Limited Company	12	5,326
Marriott International, Inc. - Class A	65	15,585
Marvell Technology, Inc.	408	28,529
Meta Platforms, Inc. - Class A	298	150,250
Microsoft Corporation	93	41,391
Netflix, Inc. (a)	16	10,961
NVIDIA Corporation	483	59,666
Phathom Pharmaceuticals, Inc. (a) (b)	328	3,381
S&P Global Inc.	150	66,949
Synopsys, Inc. (a)	8	4,706
Thermo Fisher Scientific Inc.	12	6,772
TJX Companies, Inc., The	17	1,876
Universal Music Group N.V.	159	4,735
Visa Inc. - Class A	154	40,409
		1,057,093
France 8.4%
Airbus SE	456	62,651
Dassault Systemes	169	6,362
EssilorLuxottica	67	14,358
Kering	16	5,717
LVMH Moet Hennessy Louis Vuitton	84	64,420
		153,508
India 6.8%
DLF Limited	8,956	88,619
HDFC Bank Limited	411	8,272
ICICI Bank Limited - ADR	955	27,523
		124,414
Denmark 5.5%
Novo Nordisk A/S - Class B	695	99,289
Sweden 4.9%
Assa Abloy AB - Class B	1,180	33,363
Atlas Copco Aktiebolag - Class A	2,924	54,793
		88,156
Japan 4.2%
Capcom Co., Ltd.	204	3,870
Hoya Corporation	65	7,632
Keyence Corporation	100	44,000
TDK Corporation	343	21,156
		76,658
Germany 3.7%
Allianz SE	34	9,476
SAP SE	283	57,049
		66,525
China 2.3%
JD.com, Inc. - Class A - ADR	1,234	31,882
Tencent Holdings Limited	221	10,489
		42,371
Netherlands 2.0%
ASML Holding N.V.	30	30,278
BE Semiconductor Industries N.V.	35	5,832
		36,110
Spain 1.2%
Amadeus IT Holding, S.A. (c)	327	21,772
Italy 1.0%
Brunello Cucinelli S.p.A.	146	14,609
Ferrari N.V.	8	3,102
		17,711
Israel 0.9%
Nice Ltd - ADR (a) (b)	99	17,038
Switzerland 0.7%
Lonza Group AG	25	13,396
Canada 0.6%
Canadian Pacific Kansas City Limited	129	10,141
Total Common Stocks (cost $911,886)		1,824,182
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	3,528	3,528
Total Short Term Investments (cost $3,528)		3,528
Total Investments 100.6% (cost $915,414)		1,827,710
Other Assets and Liabilities, Net (0.6)%		(10,345)
Total Net Assets 100.0%		1,817,365

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	8,502	125,360	133,862	144	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	241	105,549	102,262	130	—	—	3,528	0.2
	8,743	230,909	236,124	274	—	—	3,528	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/20/22	18,104	21,772	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,052,358	4,735	—	1,057,093
France	—	153,508	—	153,508
India	27,523	96,891	—	124,414
Denmark	—	99,289	—	99,289
Sweden	—	88,156	—	88,156
Japan	—	76,658	—	76,658
Germany	—	66,525	—	66,525
China	31,882	10,489	—	42,371
Netherlands	—	36,110	—	36,110
Spain	—	21,772	—	21,772
Italy	—	17,711	—	17,711
Israel	17,038	—	—	17,038
Switzerland	—	13,396	—	13,396
Canada	10,141	—	—	10,141
Short Term Investments	3,528	—	—	3,528
	1,142,470	685,240	—	1,827,710

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.0%
Health Care 23.6%
ADMA Biologics, Inc. (a)	896	10,022
Apellis Pharmaceuticals, Inc. (a)	166	6,375
Ascendis Pharma A/S - ADR (a)	90	12,288
BioLife Solutions, Inc. (a)	597	12,786
Bio-Techne Corporation	173	12,412
Blueprint Medicines Corporation (a)	98	10,542
Canticle Pharmaceuticals, Inc. (a) (b)	37	10,435
Encompass Health Corporation	203	17,425
Glaukos Corporation (a)	251	29,736
Halozyme Therapeutics, Inc. (a)	333	17,426
HealthEquity, Inc. (a)	160	13,764
Inspire Medical Systems, Inc. (a)	59	7,860
Integer Holdings Corporation (a)	109	12,676
Intra-Cellular Therapies, Inc. (a)	196	13,437
Irhythm Technologies, Inc. (a)	142	15,305
Lantheus Holdings, Inc. (a)	181	14,525
Merit Medical Systems, Inc. (a)	169	14,538
Natera, Inc. (a)	262	28,353
Option Care Health, Inc. (a)	381	10,544
Prestige Consumer Healthcare Inc. (a)	228	15,735
Repligen Corporation (a)	90	11,347
Tenet Healthcare Corporation (a)	178	23,626
TransMedics Group, Inc. (a)	159	23,888
Twist Bioscience Corporation (a)	394	19,430
Vaxcyte, Inc. (a)	153	11,522
Vericel Corporation (a)	290	13,310
Viking Therapeutics, Inc. (a)	137	7,277
Xenon Pharmaceuticals Inc. (a)	225	8,758
		405,342
Information Technology 22.3%
Allegro Microsystems Inc. (a)	417	11,768
Altair Engineering Inc. - Class A (a)	198	19,380
ASGN Incorporated (a)	155	13,680
CCC Intelligent Solutions Holdings Inc. (a)	1,098	12,203
Clearwater Analytics Holdings, Inc. - Class A (a)	545	10,095
Coherent Corp. (a)	263	19,088
CyberArk Software Ltd. (a)	56	15,341
Descartes Systems Group Inc., The (a)	139	13,450
DigitalOcean Holdings, Inc. (a)	376	13,066
Fabrinet (a)	74	18,031
Guidewire Software, Inc. (a)	166	22,879
Impinj, Inc. (a)	26	4,100
Informatica Inc. - Class A (a)	445	13,747
Itron, Inc. (a)	128	12,671
JFROG Ltd (a)	276	10,348
Littelfuse, Inc.	52	13,325
MACOM Technology Solutions Holdings, Inc. (a)	176	19,617
Nova Ltd. (a)	49	11,470
Novanta Inc. (a)	78	12,692
Onto Innovation Inc. (a)	115	25,244
Power Integrations, Inc.	186	13,079
Procore Technologies, Inc. (a)	120	7,971
Q2 Holdings, Inc. (a)	235	14,167
Rambus Inc. (a)	227	13,319
Silicon Laboratories Inc. (a)	57	6,305
Sitime Corporation (a)	23	2,927
Synaptics Incorporated (a)	118	10,448
Varonis Systems, Inc. (a)	192	9,233
Veeco Instruments Inc. (a)	283	13,226
		382,870
Industrials 19.8%
AAON, Inc.	224	19,581
AECOM	128	11,315
Applied Industrial Technologies, Inc.	37	7,146
Atkore Inc.	79	10,695
BWXT Government Group, Inc.	149	14,151
Clean Harbors, Inc. (a)	103	23,279
Comfort Systems USA, Inc.	37	11,325
Construction Partners, Inc. - Class A (a)	230	12,683
Enpro Inc.	91	13,300
Federal Signal Corporation	195	16,291
FTAI Aviation Ltd.	126	13,031
GXO Logistics Inc. (a)	284	14,321
KBR, Inc.	219	14,077
Moog Inc. - Class A	75	12,593
MYR Group Inc. (a)	73	9,891
Nordson Corporation	61	14,102
Nvent Electric Public Limited Company	280	21,421
Parsons Corporation (a)	210	17,157
RBC Bearings Incorporated (a)	58	15,731
Saia, Inc. (a)	38	18,172
Simpson Manufacturing Co., Inc.	50	8,448
SiteOne Landscape Supply, Inc. (a)	39	4,699
Terex Corporation	213	11,676
The AZEK Company Inc. - Class A (a)	203	8,544
Vm Consolidated, Inc. - Class A (a)	573	15,591
		339,220
Consumer Discretionary 12.5%
Academy Sports & Outdoors, Inc.	224	11,908
Bright Horizons Family Solutions, Inc. (a)	132	14,538
Cavco Industries, Inc. (a)	39	13,514
Installed Building Products, Inc.	65	13,275
M/I Homes, Inc. (a)	71	8,731
Modine Manufacturing Company (a)	145	14,535
Murphy USA Inc.	30	14,111
Ollie's Bargain Outlet Holdings, Inc. (a)	147	14,437
RH (a)	43	10,511
Shake Shack, Inc. - Class A (a)	156	14,024
SharkNinja, Inc.	167	12,524
Stride, Inc. (a)	255	17,966
Texas Roadhouse, Inc. - Class A	102	17,567
Wingstop Inc.	62	26,298
Wyndham Hotels & Resorts, Inc.	150	11,109
		215,048
Financials 6.0%
Jefferies Financial Group Inc.	327	16,249
Kinsale Capital Group, Inc.	40	15,511
PennyMac Financial Services, Inc.	133	12,604
Pinnacle Financial Partners, Inc.	143	11,410
Shift4 Payments, LLC - Class A (a) (b)	186	13,617
TMX Group Limited	807	22,467
Western Alliance Bancorporation	187	11,763
		103,621
Consumer Staples 4.6%
e.l.f. Beauty, Inc. (a)	92	19,310
Freshpet, Inc. (a)	144	18,688
Performance Food Group Company (a)	213	14,060
Post Holdings, Inc. (a)	168	17,474
Simply Good Foods Company, The (a)	282	10,178
		79,710
Energy 4.1%
Chord Energy Corporation	60	10,037
Matador Resources Company	176	10,463
Permian Resources Corporation - Class A	730	11,791
Range Resources Corporation	267	8,965
TechnipFMC PLC	582	15,230
Weatherford International Public Limited Company (a)	107	13,156
		69,642
Materials 3.7%
ATI Inc. (a)	266	14,744
Eagle Materials Inc.	77	16,677
Element Solutions Inc.	786	21,312
Quaker Chemical Corporation	59	9,937
		62,670
Real Estate 1.4%
EastGroup Properties, Inc.	68	11,506
Terreno Realty Corporation	202	11,936
		23,442
Total Common Stocks (cost $1,335,931)		1,681,565

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	37,514	37,514
Total Short Term Investments (cost $37,514)		37,514
Total Investments 100.2% (cost $1,373,445)		1,719,079
Other Assets and Liabilities, Net (0.2)%		(2,588)
Total Net Assets 100.0%		1,716,491

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	59,537	196,780	218,803	589	—	—	37,514	2.2
JNL Government Money Market Fund, 5.31% - Class SL	—	66,711	66,711	17	—	—	—	—
	59,537	263,491	285,514	606	—	—	37,514	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,681,565	—	—	1,681,565
Short Term Investments	37,514	—	—	37,514
	1,719,079	—	—	1,719,079

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 54.0%
United States of America 33.2%
AbbVie Inc. (a)	27	4,626
Advanced Micro Devices, Inc. (b)	28	4,580
Air Lease Corporation - Class A	3	151
Albertsons Companies, Inc. - Class A	4	85
Alcoa Corporation	2	73
Alnylam Pharmaceuticals, Inc. (b)	1	232
Alphabet Inc. - Class C	13	2,389
Amazon.com, Inc. (a) (b)	118	22,826
American Express Company (a)	1	171
American Homes 4 Rent - Class A	3	124
American Tower Corporation	1	117
AMETEK, Inc.	2	397
Analog Devices, Inc.	7	1,708
AON Public Limited Company - Class A	—	63
Apple Hospitality REIT, Inc.	5	67
Apple Inc. (a)	107	22,534
Arch Capital Group Ltd. (b)	1	71
Archer-Daniels-Midland Company	2	108
Arista Networks, Inc. (b)	1	357
AutoZone, Inc. (b)	1	3,503
Axalta Coating Systems Ltd. (b)	3	109
Baker Hughes Company - Class A	3	118
Bank of America Corporation	139	5,527
Bath & Body Works, Inc.	3	110
Baxter International Inc.	2	58
Berkshire Hathaway Inc. - Class B (a) (b)	3	1,190
Best Buy Co., Inc.	1	79
Biogen Inc. (b)	1	130
BioMarin Pharmaceutical Inc. (b)	1	99
BJ's Wholesale Club Holdings, Inc. (b)	3	238
Blackstone Inc. - Class A	4	462
Block, Inc. - Class A (b)	3	164
Booking Holdings Inc.	—	670
Booz Allen Hamilton Holding Corporation - Class A	2	355
Bristol-Myers Squibb Company (a)	14	562
Brixmor Property Group Inc.	5	118
Broadcom Inc.	1	1,511
Capital One Financial Corporation	3	408
Capri Holdings Limited (b)	2	55
Cardinal Health, Inc.	4	397
Carlisle Companies Incorporated	—	161
Carnival Corporation (b)	12	225
Carrier Global Corporation	6	360
Carter's, Inc.	2	118
CBRE Group, Inc. - Class A (b)	1	78
CDW Corp.	—	63
Cencora, Inc.	1	215
Chevron Corporation	25	3,991
Chubb Limited	—	121
Cisco Systems, Inc.	1	67
Citigroup Inc.	9	551
Citizens Financial Group, Inc.	3	123
CME Group Inc. - Class A	13	2,530
CMS Energy Corporation	1	84
CNA Financial Corporation	2	83
Coca-Cola Company, The	82	5,214
Columbia Sportswear Company	1	60
Comcast Corporation - Class A	3	108
Confluent, Inc. - Class A (b)	8	233
ConocoPhillips	3	313
Constellation Brands, Inc. - Class A	1	324
Copart, Inc. (b)	7	383
Corning Incorporated	7	254
Corpay Inc (b)	1	368
Coterra Energy Inc.	3	75
CrowdStrike Holdings, Inc. - Class A (b)	1	468
CSX Corporation	6	201
CVS Health Corporation	12	690
CWT Travel Group Incorporated (b)	1	4
Deere & Company	5	1,941
Delta Air Lines, Inc.	3	118
Dick's Sporting Goods, Inc.	1	122
Digital Realty Trust, Inc.	22	3,414
Dominion Energy, Inc.	46	2,292
Domino's Pizza, Inc.	—	225
DoorDash, Inc. - Class A (b)	3	339
Dover Corporation	1	171
e.l.f. Beauty, Inc. (b)	2	364
EastGroup Properties, Inc.	—	56
Eaton Corporation Public Limited Company	—	75
Edison International	1	93
El Paso Electric Company (b)	1	10
Eli Lilly and Company	2	1,464
Emerson Electric Co.	4	437
Energizer Holdings, Inc.	2	55
Entegris, Inc.	3	412
Entergy Corporation	1	52
EOG Resources, Inc.	4	536
Equinix, Inc.	—	273
Equity Lifestyle Properties, Inc.	4	281
Equity Residential	3	189
ExlService Holdings, Inc. (b)	10	327
Expedia Group, Inc. (b)	1	172
Exxon Mobil Corporation	63	7,341
Federal Realty Investment Trust	1	108
FedEx Corporation	2	489
Ferguson Holdings Limited	6	1,080
Fidelity National Information Services, Inc.	39	2,960
Fifth Third Bancorp	9	319
First Citizens BancShares, Inc. - Class A	—	279
First Solar, Inc. (b)	—	46
Fiserv, Inc. (b)	20	3,011
Former Charter Communications Parent, Inc. - Class A (b)	—	117
Fortune Brands Innovations, Inc.	2	100
Freeport-McMoRan Inc.	5	247
Garmin Ltd.	2	328
GE Vernova Inc. (b)	1	136
General Dynamics Corporation	1	161
Graphic Packaging Holding Company	11	276
HCA Healthcare, Inc.	1	201
Henry Schein, Inc. (b)	2	133
Hewlett Packard Enterprise Company	4	75
Hilton Worldwide Holdings Inc.	5	1,037
Home Depot, Inc. , The	—	81
Honeywell International Inc.	25	5,376
Hubbell Incorporated	1	273
HubSpot, Inc. (b)	1	372
IAC Inc. (b)	3	124
Ingersoll Rand Inc.	5	424
Interactive Brokers Group, Inc. - Class A	3	384
Intercontinental Exchange, Inc.	—	43
International Business Machines Corporation	1	94
International Paper Company	2	84
Intuit Inc.	1	756
Intuitive Surgical, Inc. (b)	1	644
ITT Inc.	3	327
James Hardie Industries Public Limited Company - CHESS	1	17
Jefferies Financial Group Inc.	1	45
Johnson & Johnson	27	3,880
Kenvue Inc.	3	59
Keurig Dr Pepper Inc.	5	173
Kimco Realty OP, LLC	7	143
Kinder Morgan, Inc.	10	196
KKR & Co. Inc. - Class A	4	374
Kontoor Brands, Inc.	2	99
Kraft Foods Group, Inc.	3	112
Labcorp Holdings Inc.	1	137
Lam Research Corporation	1	685
Lamar Advertising Company - Class A	1	132
Lamb Weston Holdings, Inc.	5	445
Liberty Broadband Corporation - Series C (b)	1	54
Liberty Media Corporation - Series C (b)	3	74
Liberty Media Corporation - Series C (b)	1	37
Linde Public Limited Company	2	953

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Live Nation Entertainment, Inc. (b)	1	92
Loews Corporation (a)	4	308
Lowe`s Companies, Inc.	2	329
M&T Bank Corporation	2	357
Martin Marietta Materials, Inc.	—	141
Masco Corporation	2	110
MasterCard Incorporated - Class A	30	12,887
McDonald's Corporation	2	399
McKesson Corporation	—	278
Media Group Holdings LLC (c) (d)	3,345	—
Medtronic, Inc.	3	195
Merck & Co., Inc.	1	129
Meta Platforms, Inc. - Class A	29	14,834
MetLife, Inc.	2	145
Mettler-Toledo International Inc. (b)	—	123
MGIC Investment Corporation	9	188
Microchip Technology Incorporated	1	133
Micron Technology, Inc.	28	3,665
Microsoft Corporation	69	31,169
Mid-America Apartment Communities, Inc.	1	202
Mohawk Industries, Inc. (b)	2	245
Mondelez International, Inc. - Class A	34	2,219
MongoDB, Inc. - Class A (b)	1	162
Moody's Corporation	1	464
Morgan Stanley	5	494
Murphy USA Inc.	—	100
Natera, Inc. (b)	4	480
Netflix, Inc. (b)	1	653
Neurocrine Biosciences, Inc. (b)	1	67
Newell Brands Inc.	7	42
Nexstar Media Group, Inc. - Class A	1	80
NextEra Energy, Inc.	61	4,352
NiSource Inc.	4	107
Northern Trust Corporation	3	282
Northrop Grumman Corporation	—	73
NVIDIA Corporation	190	23,429
Oracle Corporation	3	436
O'Reilly Automotive, Inc. (b)	3	2,864
Otis Worldwide Corporation	45	4,323
Packaging Corporation of America	1	174
Palo Alto Networks, Inc. (b)	2	589
Performance Food Group Company (b)	4	241
PG&E Corporation	8	133
Philip Morris International Inc.	5	499
Phillips 66	1	191
Pool Corporation	—	118
Post Holdings, Inc. (b)	1	141
Procter & Gamble Company, The (a)	1	198
ProLogis Inc.	33	3,730
Public Service Enterprise Group Incorporated	33	2,390
Public Storage Operating Company	1	230
Quanta Services, Inc.	2	498
Ralph Lauren Corporation - Class A	—	41
Rayonier Inc.	2	67
Regal Rexnord Corporation	1	110
Regency Centers Corporation	2	141
Regeneron Pharmaceuticals, Inc. (b)	7	7,342
Regions Financial Corporation	8	151
Ross Stores, Inc.	24	3,412
Royal Caribbean Cruises Ltd. (b)	1	110
Royalty Pharma PLC - Class A	6	155
RTX Corporation	2	176
Saia, Inc. (b)	1	324
Salesforce, Inc.	10	2,537
SBA Communications Corporation - Class A	2	318
Seagate Technology Holdings Public Limited Company	3	312
Silgan Holdings Inc.	4	156
Sirius XM Holdings Inc. (e)	7	19
Snowflake Inc. - Class A (b)	2	211
State Street Corporation	2	175
Stryker Corporation	11	3,759
Synopsys, Inc. (b)	1	414
Take-Two Interactive Software, Inc. (b)	2	323
TD SYNNEX Corporation	1	126
TechnipFMC PLC	19	503
Teradyne, Inc.	3	394
Tesla Inc. (b)	2	403
Texas Instruments Incorporated	1	196
Texas Roadhouse, Inc. - Class A	—	52
The AES Corporation	1	24
The Charles Schwab Corporation	22	1,636
The Chemours Company	10	228
The Cigna Group	—	111
The Cooper Companies, Inc.	3	286
The Hershey Company	1	143
The Middleby Corporation (b)	—	41
The PNC Financial Services Group, Inc. (a)	1	180
The Progressive Corporation	3	555
The Southern Company	83	6,444
The Timken Company	1	75
The Trade Desk, Inc. - Class A (b)	5	502
Thermo Fisher Scientific Inc.	1	632
TJX Companies, Inc., The	34	3,659
T-Mobile US, Inc.	1	86
Toll Brothers, Inc.	2	239
Trane Technologies Public Limited Company	3	837
TransDigm Group Incorporated	—	78
Travelers Companies, Inc. , The	2	493
Truist Financial Corporation	11	434
Uber Technologies, Inc. (b)	98	7,084
Union Pacific Corporation	1	142
United Parcel Service, Inc. - Class B	—	42
UnitedHealth Group Incorporated	16	7,984
Universal Music Group N.V.	1	34
Ventas, Inc.	5	263
Verizon Communications Inc.	2	97
Vertex Pharmaceuticals Incorporated (b)	—	149
Vertiv Holdings Co - Class A	3	268
Viking Holdings Ltd (b)	—	2
W. R. Berkley Corporation	1	85
Walmart Inc.	4	239
Warner Bros. Discovery, Inc. - Series A (b)	11	78
Warner Music Group Corp. - Class A	4	109
Wells Fargo & Company (a)	57	3,403
Welltower Inc.	36	3,707
WestRock Company	2	98
Weyerhaeuser Company	6	175
Williams Companies, Inc., The	5	212
XCEL Energy Inc.	5	270
Yum! Brands, Inc.	38	5,061
Zimmer Biomet Holdings, Inc.	1	89
		326,355
United Kingdom 3.0%
3I Group PLC	33	1,259
Admiral Group PLC	—	10
Anglo American PLC	2	48
Ashtead Group Public Limited Company	1	35
Associated British Foods PLC	—	13
AstraZeneca PLC	29	4,495
Auto Trader Group PLC	1	11
Aviva PLC	3	20
B&M European Value Retail S.A.	1	6
BAE Systems PLC	4	62
Barclays PLC	19	49
Barratt Developments PLC	1	7
BP P.L.C.	798	4,803
British American Tobacco P.L.C.	3	83
BT Group PLC (e)	8	13
Bunzl Public Limited Company	—	15
Burberry Group PLC	—	5
Centrica PLC	7	11
Coca-Cola Europacific Partners PLC	—	18
Compass Group PLC	2	58
Convatec Group PLC (d)	2	6
Croda International Public Limited Company	—	8
CVC Capital Partners PLC (b)	1	14
Diageo PLC	74	2,322
DS Smith PLC	2	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Entain PLC	1	6
Experian PLC	1	53
Fiat Chrysler Automobiles N.V.	3	52
Flutter Entertainment Public Limited Company (b)	—	36
GSK PLC	5	96
Haleon PLC	8	33
Halma Public Limited Company	—	16
Hargreaves Lansdown PLC	—	6
Hikma Pharmaceuticals Public Limited Company	—	5
Hiscox Ltd.	1	11
Howden Joinery Group PLC	1	7
HSBC Holdings PLC (e)	31	272
HSBC Holdings PLC	23	201
Imperial Brands PLC	1	27
Informa PLC	2	17
InterContinental Hotels Group PLC	7	755
Intermediate Capital Group PLC	—	10
International Consolidated Airlines Group, S.A. (b)	5	9
Intertek Group Plc	—	12
J Sainsbury PLC	2	7
JD Sports Fashion PLC	3	5
Kingfisher PLC	2	7
Land Securities Group PLC	1	7
Legal & General Group PLC	10	29
Lloyds Banking Group PLC	1,885	1,301
London Stock Exchange Group PLC	1	62
M&G PLC	3	7
Melrose Industries PLC	2	10
Mondi PLC	1	11
National Grid PLC	6	65
NatWest Group PLC	7	29
Next PLC	—	16
Nvent Electric Public Limited Company	1	61
Pearson PLC	1	10
Persimmon Public Limited Company	—	7
Phoenix Group Holdings PLC	1	8
Reckitt Benckiser Group PLC	1	47
Relx PLC	29	1,344
Relx PLC	51	2,351
Rentokil Initial PLC	3	18
Rightmove PLC	1	7
Rio Tinto PLC	1	85
Rolls-Royce Holdings PLC (b)	10	60
Schroders PLC	2	11
SEGRO Public Limited Company	2	17
Severn Trent PLC	—	10
Shell PLC - Class A	187	6,695
Smith & Nephew PLC	1	13
Smiths Group PLC	—	9
Spirax Group PLC	—	10
SSE PLC	95	2,144
Standard Chartered PLC	3	24
Taylor Wimpey PLC	4	8
Tesco PLC	8	32
The Berkeley Group Holdings PLC	—	8
The Sage Group PLC.	1	17
Unilever PLC	3	167
United Utilities PLC	1	10
Vodafone Group Public Limited Company	26	23
Weir Group PLC(The)	—	8
Whitbread PLC	—	8
Wise PLC - Class A (b)	1	7
WPP 2012 Limited	1	12
		29,791
France 2.9%
Aeroports de Paris	—	5
Airbus SE	12	1,581
Amundi (d)	—	5
AXA	2	71
Biomerieux SA	—	5
BNP Paribas	1	82
Bollore SE	1	5
Bouygues	—	8
Bureau Veritas (e)	—	11
Capgemini France	—	40
Carrefour	1	10
Compagnie De Saint-Gobain	1	44
Compagnie Generale des Etablissements Michelin	23	886
Credit Agricole SA	1	20
Danone	1	48
Dassault Aviation	—	4
Dassault Systemes	19	708
Edenred	—	13
Eiffage	—	8
Engie	2	33
EssilorLuxottica	—	82
Eurofins Scientific SE (e)	—	8
Getlink S.E.	—	6
Hermes International	—	96
IPSEN	—	5
Kering	—	32
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,010
Legrand	33	3,248
L'Oreal	—	131
LVMH Moet Hennessy Louis Vuitton	13	9,681
Orange	2	21
Pernod Ricard	—	33
Publicis Groupe SA	—	30
Safran	22	4,609
Sanofi	1	135
Sartorius Stedim Biotech	—	6
Schneider Electric SE	1	166
Societe d'exploitation Hoteliere	—	9
Societe Generale	1	21
Thales	—	18
TotalEnergies SE	3	178
Veolia Environnement	1	23
VINCI	53	5,600
Vivendi SE	1	9
		28,744
Japan 2.3%
ABC-Mart, Inc.	—	2
ACOM Co., Ltd.	1	2
Advantest Corporation	1	36
AEON Co., Ltd.	1	24
AGC Inc. (e)	—	7
Aisin Corporation	—	7
Ajinomoto Co., Inc.	1	21
ANA Holdings Inc.	—	4
Asahi Group Holdings, Ltd.	1	25
Asahi Intecc Co., Ltd.	—	6
Asahi Kasei Corporation	2	10
ASICS Corporation	1	12
Astellas Pharma Inc.	2	22
Bandai Namco Holdings Inc.	1	16
Bridgestone Corporation	1	28
Brother Industries, Ltd.	—	5
Canon Inc. (e)	1	33
Capcom Co., Ltd.	—	8
Central Japan Railway Company	1	28
Chubu Electric Power Co., Ltd.	1	12
Chugai Pharmaceutical Co., Ltd.	1	28
Concordia Financial Group, Ltd.	1	8
Dai Nippon Printing Co., Ltd.	—	14
Daifuku Co., Ltd.	—	8
Dai-ichi Life Holdings, Inc.	1	32
Daiichi Sankyo Company, Limited	2	83
Daikin Industries, Ltd.	5	643
Daito Trust Construction Co., Ltd.	—	10
Daiwa House Industry Co.,Ltd	1	20
Daiwa Securities Group Inc.	2	14
DENSO Corporation	3	42
DISCO Corporation	—	38
East Japan Railway Company	1	23
Eisai Co., Ltd.	—	12
ENEOS Holdings, Inc.	4	19
FANUC Corporation	1	30
Fast Retailing Co., Ltd.	—	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Fuji Electric Co., Ltd.	—	11
FUJIFILM Holdings Corporation	2	38
Fujitsu Limited	2	33
Fukuoka Financial Group, Inc.	—	8
GLP J-REIT	—	4
Hamamatsu Photonics K.K.	—	5
Hankyu Hanshin Holdings, Inc.	—	8
Hitachi Construction Machinery Co., Ltd.	—	3
Hitachi, Ltd.	48	1,085
Honda Motor Co., Ltd.	6	62
Hoshizaki Corporation	—	3
Hoya Corporation	5	630
Hulic Co., Ltd.	1	5
IBIDEN Co., Ltd.	—	8
Idemitsu Kosan Co., Ltd.	1	7
Inpex Corporation (e)	1	19
Isuzu Motors Limited	1	9
ITOCHU Corporation	2	78
Japan Airlines Co., Ltd.	—	3
Japan Exchange Group, Inc.	1	14
Japan Metropolitan Fund Investment Corporation	—	3
Japan Post Bank Co., Ltd.	2	16
Japan Post Holdings Co., Ltd.	3	26
Japan Post Insurance Co., Ltd.	—	6
Japan Real Estate Investment Corporation	—	6
Japan Tobacco Inc. (e)	1	33
JFE Holdings, Inc.	1	10
Kajima Corporation	1	10
Kao Corporation (e)	1	24
Kawasaki Heavy Industries, Ltd.	—	8
Kawasaki Kisen Kaisha, Ltd.	1	9
KDDI Corporation	2	50
Keisei Electric Railway Co., Ltd.	—	6
Keyence Corporation	2	920
Kikkoman Corporation	1	13
Kintetsu Group Holdings Co.,Ltd	—	4
Kirin Holdings Company, Limited	1	14
Kobe Bussan Co., Ltd.	—	4
Koito Manufacturing Co., Ltd.	—	6
Komatsu Ltd.	1	35
Konami Holdings Corporation	—	7
Kubota Corporation	2	21
Kurita Water Industries Ltd.	—	4
KYOCERA Corporation	2	21
Kyoto Financial Group, Inc.	—	7
Kyowa Kirin Co., Ltd.	—	5
Lasertec Co., Ltd.	—	23
LY Corporation	3	8
M3, Inc.	1	5
Makita Corporation	—	8
Marubeni Corporation	2	37
MatsukiyoCocokara & Co.	—	6
Mazda Motor Corporation	1	8
McDonald's Holdings Company (Japan), Ltd.	—	4
Meiji Holdings Co., Ltd.	—	9
Minebeamitsumi Inc.	1	10
MISUMI Group Inc.	—	7
Mitsubishi Chemical Group Corporation	2	9
Mitsubishi Corporation	5	100
Mitsubishi Electric Corporation	3	42
Mitsubishi Estate Co., Ltd.	2	25
Mitsubishi Heavy Industries, Ltd.	4	43
Mitsubishi Motors Corporation	1	3
Mitsubishi UFJ Financial Group Inc	90	970
Mitsui & Co., Ltd.	4	82
Mitsui Chemicals, Inc.	—	6
Mitsui Fudosan Co., Ltd.	78	711
Mitsui O.S.K. Lines, Ltd.	—	12
Mizuho Bank, Ltd.	—	10
Mizuho Financial Group, Inc.	3	65
MonotaRO Co., Ltd.	—	4
MS&AD Insurance Group Holdings, Inc.	2	38
Murata Manufacturing Co., Ltd.	2	50
Nec Corporation	—	25
NEXON Co., Ltd.	1	9
NGK Insulators, Ltd.	—	4
Nidec Corporation	1	27
Nintendo Co., Ltd.	1	69
Nippon Building Fund Inc. (e)	—	7
Nippon Paint Holdings Co., Ltd. (e)	1	9
Nippon Prologis REIT, Inc.	—	6
Nippon Sanso Holdings Corporation	—	6
Nippon Steel Corporation	1	23
Nippon Telegraph and Telephone Corporation	34	32
Nippon Yusen Kabushiki Kaisha	1	18
Nissan Chemical Corporation	—	3
Nissan Motor Co., Ltd.	3	9
Nissin Food Holdings Co., Ltd.	—	8
Niterra Co., Ltd.	—	6
Nitori Holdings Co., Ltd.	—	11
Nitto Denko Corporation	—	16
Nomura Holdings, Inc.	4	21
Nomura Real Estate Holdings, Inc.	—	3
Nomura Real Estate Master Fund, Inc.	—	4
Nomura Research Institute, Ltd.	1	17
NTT DATA Corporation	1	10
Obayashi Corporation	1	10
OBIC Co., Ltd.	—	13
Odakyu Electric Railway Co., Ltd.	—	4
Olympus Corporation	2	24
OMRON Corporation	—	10
Ono Pharmaceutical Co., Ltd.	1	8
Oriental Land Co., Ltd.	1	36
ORIX Corporation	1	31
Osaka Gas Co., Ltd.	1	11
Otsuka Corporation	—	6
Otsuka Holdings Co., Ltd.	1	25
Pan Pacific International Holdings Corporation	1	16
Panasonic Holdings Corporation	3	24
Rakuten Group, Inc.	2	10
Recruit Holdings Co., Ltd.	2	102
Renesas Electronics Corporation	2	34
Resona Holdings, Inc.	3	19
Ricoh Company, Ltd.	1	7
ROHM Co., Ltd.	—	4
SBI Holdings, Inc.	—	8
SCREEN Holdings Co., Ltd.	—	9
SCSK Corporation	—	4
Secom Co., Ltd.	—	12
Seiko Epson Corporation.	—	6
Sekisui Chemical Co., Ltd.	—	3
Sekisui House, Ltd.	1	13
Seven & I Holdings Co., Ltd.	3	37
SG Holdings Co., Ltd.	1	5
Shimadzu Corporation	—	10
Shimano Inc.	—	15
Shimizu Corporation	1	3
Shin-Etsu Chemical Co., Ltd.	232	9,019
Shionogi & Co., Ltd.	—	12
Shiseido Company, Limited	1	14
SMC Corporation	—	48
SoftBank Corp.	4	43
SoftBank Group Corp	1	78
Sojitz Corporation	—	6
Sompo Holdings, Inc.	1	26
Sony Group Corporation	14	1,228
Square Enix Holdings Co., Ltd.	—	3
Subaru Corporation.	1	17
SUMCO Corporation	—	4
Sumitomo Corporation	1	35
Sumitomo Electric Industries, Ltd.	1	14
Sumitomo Metal Mining Co., Ltd.	—	9
Sumitomo Mitsui Financial Group, Inc.	2	107
Sumitomo Mitsui Trust Bank, Limited	1	21
Sumitomo Realty & Development Co., Ltd.	1	18
Suntory Beverage & Food Limited	—	7
Suzuki Motor Corporation	2	27
Sysmex Corporation	1	11
T&D Holdings, lnc.	1	12
Taisei Corporation	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Takeda Pharmaceutical Co Ltd	2	49
TDK Corporation	1	31
Terumo Corporation	37	609
The Chiba Bank, Ltd.	1	9
The Kansai Electric Power Company, Incorporated	1	17
TIS Inc.	—	6
TOBU Railway Co., LTD.	—	7
Toho Co., Ltd.	—	3
Tokio Marine Holdings, Inc.	55	2,055
Tokyo Century Corporation	—	2
Tokyo Electric Power Company Holdings, Inc. (b)	1	5
Tokyo Electron Limited	1	131
Tokyo Gas Co., Ltd.	1	13
Tokyu Corporation	1	10
Tokyu Fudosan Holdings Corporation	1	5
TOPPAN Holdings Inc.	—	11
Toray Industries, Inc.	2	9
Tosoh Corporation	—	1
TOTO Ltd.	—	5
Toyo Suisan Kaisha, Ltd.	—	6
Toyota Industries Corporation	—	17
Toyota Motor Corporation	15	302
Toyota Tsusho Corporation	1	18
Trend Micro Incorporated	—	8
Unicharm Corporation	1	19
West Japan Railway Company	1	11
Yakult Honsha Co., Ltd.	1	9
Yamaha Motor Co., Ltd. (e)	1	11
Yamato Holdings Co., Ltd.	—	4
Yaskawa Electric Corporation (e)	—	11
Yokogawa Electric Corporation	—	10
Zensho Holdings Co., Ltd.	—	4
ZOZO, Inc.	—	5
		22,020
Taiwan 2.0%
Accton Technology Corporation	11	188
ASE Technology Holding Co., Ltd.	44	227
ASPEED Technology Inc.	2	297
Delta Electronics, Inc.	22	266
eMemory Technology Inc.	1	79
Quanta Computer Inc.	31	296
Realtek Semiconductor Corporation	19	319
Silergy Corp.	17	241
Taiwan Semiconductor Manufacturing Company Limited - ADR	47	8,042
Taiwan Semiconductor Manufacturing Company Limited	320	9,513
Wiwynn Corporation	2	162
Yuanta Financial Holding Co., Ltd	151	149
		19,779
South Korea 1.5%
Hana Financial Group Inc.	9	389
Hl Mando Corporation	4	117
Hyundai Motor Company	1	267
KakaoBank Corp.	4	63
KB Financial Group Inc.	7	392
KIA Corporation	12	1,085
LG Chem, Ltd.	1	254
NAVER Corporation	1	135
Samsung Electronics Co., Ltd.	107	6,314
Samsung Fire & Marine Insurance Co., Ltd.	1	217
SK Hynix Inc.	33	5,647
SM Entertainment Co., Ltd.	2	131
S-Oil Corporation	2	118
		15,129
Switzerland 1.4%
ABB Ltd - Class N	2	109
Alcon AG	1	54
Coca-Cola HBC AG	—	12
Compagnie Financiere Richemont SA	1	103
EMS-Chemie Holding AG	—	9
Galderma Group AG (b)	—	5
Geberit AG - Class N	—	26
Givaudan SA - Class N	—	57
Glencore PLC	12	70
Holcim AG	1	53
Julius Bar Gruppe AG - Class N	—	13
Kuhne & Nagel International AG	—	18
Lonza Group AG	—	50
Nestle S.A. - Class N	97	9,924
Novartis AG - Class N	3	269
Partners Group Holding AG	—	36
Roche Holding AG	—	12
Sandoz Group AG	—	17
Schindler Holding AG - Class N	—	8
SGS SA	—	16
Sika AG	—	56
Sonova Holding AG	—	19
Straumann Holding AG - Class N	—	17
Swiss Life Holding AG - Class N	—	26
Swiss Re AG	—	43
Swisscom AG - Class N	—	19
The Swatch Group AG	—	7
The Swatch Group AG - Class N	—	4
UBS Group AG	82	2,404
Zurich Insurance Group AG - Class N	—	95
		13,551
China 1.2%
Alibaba Group Holding Limited (d)	59	532
Anjing Food Group Co., Ltd. - Class A	12	117
BYD Company Limited - Class H	3	89
Chacha Food Company, Limited - Class A	26	100
China Construction Bank Corporation - Class H	895	660
China Merchants Bank Co., Ltd. - Class H	109	493
China Yangtze Power Co., Ltd. - Class A	91	362
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	48	279
Ganfeng Lithium Group Co., Ltd - Class A	22	84
H World Group Limited	51	168
Haier Smart Home Co., Ltd - Class H	95	316
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	54	192
iQIYI, Inc. - Class A - ADR (b)	36	133
JD.com, Inc. - Class A	13	165
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	20	127
Kanzhun Limited - ADR	8	151
Midea Group Co., Ltd. - Class A	33	296
NetEase, Inc.	21	398
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	2	319
Ping An Insurance (Group) Company of China, Ltd. - Class H	66	296
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	5	192
Shenzhou International Group Holdings Limited	23	224
Tencent Holdings Limited	95	4,527
Tingyi (Cayman Islands) Holding Corp.	92	111
Wanhua Chemical Group Co., Ltd. - Class A	18	198
Wuliangye Yibin Co., Ltd. - Class A	9	163
Wuxi Biologics Cayman Inc (b) (d)	5	7
Yum China Holdings, Inc.	18	542
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	37	147
Zijin Mining Group Co., Ltd. - Class H	108	226
ZTO Express (Cayman) Inc. (d)	7	139
		11,753
Germany 0.9%
Adidas AG - Class N	—	47
Allianz SE	1	134
BASF SE - Class N	1	53
Bayer Aktiengesellschaft - Class N	1	32
Bayerische Motoren Werke Aktiengesellschaft	—	35
Beiersdorf Aktiengesellschaft	—	17
Brenntag SE - Class N	—	10
Carl Zeiss Meditec AG	—	3
COMMERZBANK Aktiengesellschaft	1	18
Continental Aktiengesellschaft	—	7
Covestro AG (b) (d)	—	13
Daimler Truck Holding AG	1	24
Deutsche Bank Aktiengesellschaft - Class N	2	37

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Deutsche Borse Aktiengesellschaft - Class N	—	46
Deutsche Lufthansa Aktiengesellschaft	1	4
Deutsche Post AG - Class N	1	49
Deutsche Telekom AG - Class N	4	108
E.ON SE - Class N	3	35
Evonik Industries AG	—	5
Fresenius SE & Co. KGaA (b)	1	15
Hannover Ruck SE - Class N	—	19
Heidelberg Materials AG	—	17
Henkel AG & Co. KGaA	—	9
Infineon Technologies AG - Class N	2	57
Mercedes-Benz Group AG - Class N	1	68
MERCK Kommanditgesellschaft auf Aktien	—	26
MTU Aero Engines AG - Class N	—	16
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	15	7,515
Qiagen N.V. (b)	—	11
Rheinmetall Aktiengesellschaft	—	28
RWE Aktiengesellschaft	1	29
SAP SE	1	265
Siemens Aktiengesellschaft - Class N	1	162
Siemens Energy AG (b)	1	17
Siemens Healthineers AG (d)	—	19
Symrise AG	—	19
Talanx Aktiengesellschaft	—	6
Vonovia SE	1	29
		9,004
India 0.9%
Bajaj Auto Limited	1	150
Bharti Airtel Limited	6	97
Biocon Limited	42	175
Britannia Industries Ltd	5	300
Coforge Limited	3	167
Crompton Greaves Consumer Electricals Limited	20	99
Delhivery Limited (b)	13	62
Havells India Limited	6	130
HDFC Life Insurance Company Limited (d)	19	132
HDFC Bank Limited	37	740
HDFC Bank Limited - ADR	33	2,143
Hindalco Industries Limited	18	153
ICICI Bank Limited	44	632
Infosys Limited	27	513
ITC Limited	62	314
Kotak Mahindra Bank Limited	18	398
Mahindra and Mahindra Limited	9	323
Maruti Suzuki India Limited	2	348
REC Limited	13	80
Reliance Industries Limited	20	736
Shriram Finance Limited	7	227
Tata Motors Limited	9	111
Tata Steel Limited	72	151
UltraTech Cement Limited	2	261
		8,442
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	5
A.P. Moller - Maersk A/S - Class B	—	9
Carlsberg A/S - Class B	—	14
Coloplast A/S - Class B	—	21
Danske Bank A/S	1	24
Demant A/S (b) (e)	—	5
DSV A/S	—	32
Genmab A/S (b)	—	20
Novo Nordisk A/S - Class B	53	7,514
Novozymes A/S - Class B	—	27
Orsted A/S (b) (d)	—	12
Pandora A/S	—	15
Tryg A/S	—	8
Vestas Wind Systems A/S (b)	1	28
		7,734
Netherlands 0.7%
Adyen N.V. (b) (d)	—	45
Aegon Ltd.	2	12
Akzo Nobel N.V.	—	13
ASM International N.V.	—	39
ASML Holding N.V.	2	1,983
DSM-Firmenich AG	—	31
Exor Nederland N.V.	—	13
HAL Trust	—	5
Heineken Holding N.V.	—	13
Heineken N.V.	43	4,195
ING Groep N.V.	4	70
JDE Peet's N.V.	—	3
Koninklijke Ahold Delhaize N.V.	1	33
Koninklijke KPN N.V.	5	18
Koninklijke Philips N.V.	1	25
NN Group N.V.	—	16
NXP Semiconductors N.V.	1	217
Prosus N.V. - Class N	2	63
STMicroelectronics N.V.	1	31
Wolters Kluwer N.V. - Class C	—	49
		6,874
Hong Kong 0.5%
AIA Group Limited	274	1,849
Budweiser Brewing Company APAC Limited (d)	110	129
CK Asset Holdings Limited	2	7
CK Hutchison Holdings Limited	3	14
CK Infrastructure Holdings Limited	1	3
CLP Holdings Limited	2	16
ESR Group Limited (d) (e)	3	4
Hang Lung Properties Limited (e)	2	2
Hang Seng Bank, Limited	1	10
Henderson Land Development Company Limited	2	5
HKT Trust	3	3
Hong Kong And China Gas Company Limited -The-	12	9
Hong Kong Exchanges and Clearing Limited	63	2,013
Jardine Matheson Holdings Limited	—	7
Link Real Estate Investment Trust	3	12
MTR Corporation Limited	2	6
Power Assets Holdings Limited	2	11
Sino Land Company Limited	4	4
Sun Hung Kai Properties Limited	2	17
Swire Pacific Limited - Class A	1	4
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	1	2
Techtronic Industries Company Limited	21	233
WH Group Limited (d)	9	6
Wharf (Holdings) Limited, The (e)	1	3
Wharf Real Estate Investment Company Limited	2	5
		4,377
Mexico 0.4%
Alsea, S.A.B. de C.V.	45	158
America Movil, S.A.B. De C.V.	151	128
Fomento Economico Mexicano, S.A. B. De C.V.	11	122
Fresnillo PLC	—	2
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	244
Grupo Financiero Banorte, S.A.B. de C.V.	42	328
Regional, S.A.B. De C.V.	14	106
Wal - Mart de Mexico, S.A.B. de C.V.	862	2,944
		4,032
Singapore 0.3%
Capitaland Ascendas REIT	5	8
Capitaland Group Pte. Ltd.	6	8
Capitaland Investment Limited	3	6
City Developments Limited	1	2
DBS Group Holdings Ltd	113	2,968
Genting Singapore Limited	7	4
Great Eastern Holdings Limited	—	2
Jardine Cycle & Carriage Limited (e)	—	2
Keppel Ltd.	2	8
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	3	3
Oversea-Chinese Banking Corporation Limited	4	40
Singapore Airlines Limited (e)	2	8
Singapore Exchange Limited	1	6
Singapore Technologies Engineering Ltd	2	6
Singapore Telecommunications Limited	109	219
United Overseas Bank Limited	2	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wilmar International Limited	3	8
		3,340
Canada 0.3%
Alimentation Couche-Tard Inc.	15	845
Canadian National Railway Company	9	1,032
Intact Financial Corporation	5	884
		2,761
Australia 0.3%
Ampol Limited	—	6
ANZ Group Holdings Limited	4	70
Aristocrat Leisure Limited	1	26
ASX Limited	—	10
Atlas Arteria Limited	1	5
Aurizon Holdings Limited	2	5
Australian Pipeline Trust	2	8
BHP Group Limited	6	178
BHP Group Limited	31	896
BlueScope Steel Limited	1	7
Brambles Limited	2	17
Cochlear Limited	—	17
Coles Group Limited	2	19
Commonwealth Bank of Australia	2	175
Computershare Limited	1	12
CSL Limited	1	117
DEXUS Funds Management Limited	1	6
Endeavour Group Limited	2	5
Fortescue Ltd	2	28
Goodman Funding Pty Ltd	2	49
GPT Management Holdings Limited	2	6
Insurance Australia Group Limited	3	14
Macquarie Group Limited	1	65
Medibank Private Limited	3	8
Mineral Resources Limited	—	7
Mirvac Limited	5	6
National Australia Bank Limited	4	92
Northern Star Resources Ltd	1	12
Orica Limited	1	7
Origin Energy Limited	2	15
Pilbara Minerals Limited (e)	3	7
Qantas Airways Limited (b)	1	4
QBE Insurance Group Limited	2	21
Ramsay Health Care Limited	—	7
REA Group Ltd (e)	—	8
Reece Limited	—	8
Rio Tinto Limited	—	36
Santos Limited	4	18
Scentre Group Limited	7	14
SEEK Limited	—	6
Seven Group Holdings Limited	—	6
Sonic Healthcare Limited	1	10
South32 Limited	6	14
Stockland Corporation Ltd	3	8
Suncorp Group Limited	2	18
Telstra Corporation Limited	5	12
The Lottery Corporation Limited	3	9
TPG Corporation Limited (e)	1	2
Transurban Holdings Limited	4	32
Treasury Wine Estates Limited	1	8
Vicinity Centres RE Ltd	4	5
Washington H. Soul Pattinson and Company Limited	—	6
Wesfarmers Limited	1	61
Westpac Banking Corporation	4	78
WiseTech Global Limited	—	14
Woodside Energy Group Ltd	2	44
Woolworths Group Limited	1	32
Worley Limited	—	4
		2,380
Sweden 0.2%
AB Sagax - Class B	—	7
AB Sagax - Class D (e)	—	—
Aktiebolaget Industrivarden - Class A	—	5
Aktiebolaget Industrivarden - Class C	—	6
Aktiebolaget SKF - Class A	—	—
Aktiebolaget SKF - Class B	—	9
Aktiebolaget Volvo - Class A	—	6
Aktiebolaget Volvo - Class B	30	777
Alfa Laval AB	—	16
Assa Abloy AB - Class B	1	36
Atlas Copco Aktiebolag - Class A	44	821
Atlas Copco Aktiebolag - Class B	2	31
Axfood AB	—	3
Boliden AB	—	11
Castellum Aktiebolag (b)	1	7
Epiroc Aktiebolag - Class A	1	15
Epiroc Aktiebolag - Class B	—	9
EQT AB (d)	1	25
Essity Aktiebolag (publ) - Class B	1	19
Evolution AB (publ) (d)	—	24
Fastighets AB Balder - Class B (b)	1	5
G&L Beijer Ref AB - Class B (e)	—	7
Getinge AB - Class B	—	4
H & M Hennes & Mauritz AB - Class B (e)	1	11
Hexagon Aktiebolag - Class B	3	29
Holmen Aktiebolag - Class B	—	4
Husqvarna Aktiebolag - Class B	—	3
Indutrade Aktiebolag	—	8
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	19
Investor Aktiebolag - Class B	2	60
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	5
Lifco AB (Publ) - Class B	—	8
NIBE Industrier AB - Class B	2	9
Nordnet AB (e)	—	4
Saab AB - Class B	—	11
Sandvik Aktiebolag	1	25
Securitas AB - Class B	1	6
Skandinaviska Enskilda Banken AB - Class A	2	26
Skanska AB - Class B	—	7
SSAB AB - Class A	—	2
SSAB AB - Class B	1	4
Svenska Cellulosa Aktiebolaget SCA - Class A	—	—
Svenska Cellulosa Aktiebolaget SCA - Class B	1	11
Svenska Handelsbanken AB - Class A	2	17
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A	1	25
Swedish Orphan Biovitrum AB (Publ) (b)	—	5
Tele2 AB - Class B	1	6
Telefonaktiebolaget LM Ericsson - Class A	—	—
Telefonaktiebolaget LM Ericsson - Class B	3	20
Telia Company AB	3	7
Trelleborg AB - Class B	—	10
Volvo Cars AB - Class B (b) (e)	1	2
		2,193
Indonesia 0.2%
PT Bank Mandiri (Persero) Tbk.	580	218
PT. Bank Central Asia Tbk	2,045	1,238
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,271	357
PT. Telkom Indonesia (Persero) Tbk	1,031	197
		2,010
South Africa 0.2%
ABSA Group	31	269
AngloGold Ashanti PLC	5	123
Aspen Pharmacare Holdings Limited	10	124
Bid Corporation (Pty) Ltd	6	146
Capitec Bank Holdings	2	234
Clicks Group	14	263
Shoprite Holdings	19	304
		1,463
Spain 0.2%
ACS, Actividades de Construccion y Servicios, S.A. (e)	—	11
AENA, S.M.E., S.A. (d)	—	18
Amadeus IT Holding, S.A. (d)	1	36
Banco Bilbao Vizcaya Argentaria, S.A.	14	143
Banco Santander, S.A.	19	89
CaixaBank, S.A.	5	26
Cellnex Telecom, S.A. (d)	1	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Endesa, S.A. (e)	—	7
Ferrovial SE	1	24
Iberdrola, Sociedad Anonima	7	91
Industria de Diseno Textil, S.A.	17	847
Naturgy Energy Group, S.A.	—	3
Redeia Corporacion SA (e)	—	8
Repsol SA	1	22
Telefonica, S.A.	6	27
		1,376
Italy 0.1%
A2a S.P.A.	2	4
Amplifon S.p.A	—	6
Assicurazioni Generali Societa' Per Azioni	1	30
Banca Mediolanum SpA	—	3
Banco BPM Societa' Per Azioni	2	11
Buzzi S.p.A.	—	4
Davide Campari-Milano N.V.	1	7
DiaSorin S.p.A.	—	3
Enel S.p.A	10	66
Eni S.p.A.	3	40
Ferrari N.V.	—	61
Finecobank Banca Fineco S.P.A.	1	11
Hera S.p.A.	1	4
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	—	4
Intesa Sanpaolo SPA	20	74
Leonardo S.p.A.	1	11
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	11
Moncler S.p.A.	—	16
Nexi S.p.A. (b)	1	5
Pirelli & C. S.p.A. (d)	—	2
Poste Italiane - Societa' Per Azioni (d)	1	10
Prysmian S.p.A.	—	21
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	6
Snam S.P.A.	3	11
Telecom Italia S.p.A. (e)	12	3
Terna - Rete Elettrica Nazionale Societa Per Azioni	2	13
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	23	855
		1,292
Brazil 0.1%
Atacadao S.A.	64	104
B3 S.A. - Brasil, Bolsa, Balcao	63	115
Banco BTG Pactual S/A	25	140
Banco Do Brasil SA	62	295
Localiza Rent A Car SA	19	144
Lojas Renner S/A.	47	105
Raia Drogasil S.A.	39	180
TIM S.A	68	194
		1,277
Belgium 0.1%
Ackermans	—	3
Ageas SA/NV	—	9
Anheuser-Busch InBev	1	67
argenx SE (b)	—	31
Azelis Group	—	3
Colruyt Group	—	2
D'Ieteren Group	—	6
Elia Group	—	5
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	7
KBC Groep	11	809
Sofina	—	4
Syensqo	—	8
U C B	—	22
Umicore (e)	—	3
Warehouses De Pauw	—	6
		985
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	17	374
Saudi Arabian Oil Company (d)	25	182
The Saudi National Bank	39	377
		933
Thailand 0.1%
PTT Exploration And Production Public Company Limited	46	191
Thai Oil Public Company Limited	171	246
The Siam Cement Public Company Limited - NVDR	18	109
		546
Peru 0.1%
Credicorp Ltd.	3	418
Poland 0.0%
Allegro.eu (b) (d)	1	7
Bank Polska Kasa Opieki - Spolka Akcyjna	—	11
Dino Polska Spolka Akcyjna (b) (d)	2	187
ING Bank Slaski Spolka Akcyjna	—	3
KGHM Polska Miedz Spolka Akcyjna	—	5
LPP Spolka Akcyjna	—	8
Orlen S A	1	12
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	1	16
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	9
Santander Bank Polska Spolka Akcyjna	—	5
		263
Hungary 0.0%
OTP Bank Nyrt.	5	244
Ireland 0.0%
AerCap Holdings N.V.	2	168
DCC Public Limited Company	—	8
Kerry Group Public Limited Company - Class A	—	15
Kingspan Group Public Limited Company	—	16
Smurfit Kappa Funding Designated Activity Company	—	13
		220
Finland 0.0%
Elisa Oyj	—	8
Fortum Oyj (e)	1	8
Huhtamaki Oyj	—	4
Kesko Oyj - Class A (e)	—	2
Kesko Oyj - Class B	—	6
Kone Corporation - Class B	—	21
Metso Oyj	1	9
Neste Oyj	1	9
Nokia Oyj	6	24
Nordea Bank Abp	4	48
Orion Oyj - Class A	—	1
Orion Oyj - Class B	—	5
Sampo Oyj - Class A	1	25
Stora Enso Oyj - Class R	1	10
UPM-Kymmene Oyj	1	23
Wartsila Oyj Abp	1	11
		214
Argentina 0.0%
MercadoLibre, Inc. (b)	—	204
Chile 0.0%
Antofagasta PLC	—	11
Banco Santander-Chile	3,667	172
		183
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	11	152
Norway 0.0%
Aker ASA	—	2
Aker BP ASA	—	10
Autostore Holdings Ltd (b) (d)	1	1
DNB Bank ASA	1	21
Equinor ASA	1	33
Gjensidige Forsikring ASA	—	6
Kongsberg Gruppen ASA	—	9
Mowi ASA	1	9
Norsk Hydro ASA	2	10
Orkla ASA	1	7
SalMar ASA	—	5
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	3
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Storebrand ASA	1	5
Telenor ASA	1	9
Var Energi ASA	1	2
Yara International ASA	—	6
		141
Portugal 0.0%
EDP Renovaveis, S.A. (e)	—	4
EDP, S.A.	4	13
Galp Energia, SGPS, S.A.	1	12
Jeronimo Martins, SGPS, S.A.	6	109
		138
Israel 0.0%
Azrieli Group Ltd.	—	3
Bank Hapoalim Ltd	2	13
Bank Leumi Le-Israel B.M.	2	15
Elbit Systems Ltd.	—	5
ICL Group Ltd	1	4
Israel Discount Bank Limited	2	8
Mizrahi Tefahot Bank Ltd	—	6
Nice Ltd (b)	—	13
Teva Pharmaceutical Industries Ltd (b)	1	23
		90
Austria 0.0%
Andritz AG (e)	—	5
BAWAG Group AG (d)	—	6
Erste Group Bank AG	—	18
EVN AG	—	1
OMV Aktiengesellschaft	—	7
Raiffeisen Bank International AG	—	3
Strabag SE	—	—
Telekom Austria Aktiengesellschaft	—	2
Verbund AG (e)	—	7
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	3
voestalpine AG	—	3
		55
New Zealand 0.0%
Auckland International Airport Limited	2	7
Contact Energy Limited	1	5
Fisher & Paykel Healthcare Corporation Limited	1	12
Mercury NZ Limited	1	3
Meridian Energy Limited	2	6
Spark New Zealand Limited	2	6
		39
Luxembourg 0.0%
ArcelorMittal	1	15
Tenaris S.A.	1	9
		24
Macau 0.0%
Galaxy Entertainment Group Limited	3	14
Sands China Ltd. (b)	3	7
		21
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	1	—
Publichnoe Aktsionernoe Obshchestvo Severstal - GDR (b) (c) (d)	16	—
Total Common Stocks (cost $493,574)		530,547
CORPORATE BONDS AND NOTES 29.1%
United States of America 23.4%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	511	521
Acrisure, LLC
4.25%, 02/15/29 (f)	237	215
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	263
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (f)	922	835
Aethon United BR LP
8.25%, 02/15/26 (f)	1,006	1,017
Affinity Gaming
6.88%, 12/15/27 (f)	951	840
AG Issuer LLC
6.25%, 03/01/28 (f)	248	242
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (f)	596	617
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e) (f)	1,336	1,238
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	1,226	1,148
6.75%, 10/15/27 - 04/15/28 (f)	1,059	1,060
Allied Universal Holdco LLC
9.75%, 07/15/27 (f)	649	645
4.63%, 06/01/28 (f)	1,477	1,347
AMC Networks, Inc.
10.25%, 01/15/29 (f)	605	596
4.25%, 02/15/29 (e)	164	111
American Airlines, Inc.
5.50%, 04/20/26 (f)	975	967
7.25%, 02/15/28 (f)	1,058	1,058
5.75%, 04/20/29 (f)	216	210
8.50%, 05/15/29 (f)	554	576
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (f)	249	233
American Express Company
3.95%, 08/01/25	102	100
AmeriGas Partners, L.P.
9.38%, 06/01/28 (f)	722	742
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (f)	132	139
ANGI Group, LLC
3.88%, 08/15/28 (f)	504	433
Antero Midstream Partners LP
5.75%, 01/15/28 (f)	222	219
Antero Resources Corporation
5.38%, 03/01/30 (f)	700	677
Arches Buyer Inc.
4.25%, 06/01/28 (f)	580	518
Archrock Partners, L.P.
6.88%, 04/01/27 (f)	186	187
6.25%, 04/01/28 (f)	229	227
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (f)	1,131	993
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (f)	634	649
ASGN Incorporated
4.63%, 05/15/28 (f)	798	753
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (f)	328	299
Avantor, Inc.
4.63%, 07/15/28 (f)	808	769
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (e) (f)	649	598
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	774	753
3.38%, 02/15/29 (f)	358	321
B&G Foods, Inc.
5.25%, 09/15/27 (e)	239	222
8.00%, 09/15/28 (f)	455	462
Ball Corporation
6.88%, 03/15/28	991	1,017
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	327	273
5.75%, 08/15/27 (f)	169	135
4.88%, 06/01/28 (f)	185	138
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	22	21
Block, Inc.
2.75%, 06/01/26	1,188	1,123
Boyd Gaming Corporation
4.75%, 12/01/27	495	476
Brookfield Properties Retail Holding LLC
5.75%, 05/15/26 (f)	474	464
4.50%, 04/01/27 (f)	484	450
Buckeye Partners, L.P.
4.50%, 03/01/28 (f)	454	427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
California Resources Corporation
7.13%, 02/01/26 (f)	921	923
Calpine Corporation
4.50%, 02/15/28 (f)	1,271	1,209
5.13%, 03/15/28 (f)	42	40
4.63%, 02/01/29 (f)	289	270
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e) (f)	975	904
Carnival Corporation
7.63%, 03/01/26 (f)	1,164	1,176
5.75%, 03/01/27 (f)	1,303	1,288
4.00%, 08/01/28 (f)	1,344	1,260
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (f)	1,090	1,180
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (f)	885	880
Celanese US Holdings LLC
4.78%, 07/19/26, EUR (g)	600	651
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (f)	322	294
Charter Communications Operating, LLC
6.65%, 02/01/34	50	50
6.38%, 10/23/35	650	632
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	178	176
Cinemark USA, Inc.
5.25%, 07/15/28 (e) (f)	577	551
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	945	992
Clarios Global LP
6.75%, 05/15/28 (f)	1,029	1,042
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	418	389
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	1,197	1,143
7.75%, 04/15/28 (f)	481	421
9.00%, 09/15/28 (f)	572	597
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	833	795
Cleveland-Cliffs Inc.
5.88%, 06/01/27	467	464
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,259	1,209
CNX Resources Corporation
6.00%, 01/15/29 (f)	604	592
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	588	504
Commscope Finance LLC
8.25%, 03/01/27 (f)	496	235
Commscope, Inc.
7.13%, 07/01/28 (f)	117	48
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	1,221	1,136
8.00%, 12/15/27 (f)	692	686
6.88%, 04/01/28 (f)	119	89
6.00%, 01/15/29 (f)	1,006	887
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	311	301
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	718	615
CoreLogic, Inc.
4.50%, 05/01/28 (f)	35	32
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (f)	331	325
Coty Inc.
5.00%, 04/15/26 (f)	188	185
4.75%, 01/15/29 (f)	263	250
Credit Acceptance Corporation
9.25%, 12/15/28 (f)	176	186
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	549	580
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,041	939
CSC Holdings, LLC
11.25%, 05/15/28 (f)	973	850
11.75%, 01/31/29 (f)	1,007	860
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	977	970
CVR Partners, LP
6.13%, 06/15/28 (f)	196	188
Dealer Tire, LLC
8.00%, 02/01/28 (f)	256	248
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	944	972
Delta Air Lines, Inc.
7.38%, 01/15/26	1,053	1,075
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (f)	632	670
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	1,356	1,276
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,419	1,121
7.38%, 07/01/28	1,214	515
Dish Network Corporation
11.75%, 11/15/27 (f)	1,147	1,127
Diversified Healthcare Trust
9.75%, 06/15/25	176	176
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	705
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	454	464
Eco Material Technologies Inc.
7.88%, 01/31/27 (f)	325	326
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	360
Edison International
8.13%, 06/15/53	328	340
Eldorado Resorts, Inc.
8.13%, 07/01/27 (f)	1,159	1,183
Element Solutions Inc.
3.88%, 09/01/28 (f)	473	435
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	466	475
Encompass Health Corporation
4.50%, 02/01/28	82	78
Encore Capital Group, Inc.
9.25%, 04/01/29 (f) (h)	722	753
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	308	288
4.38%, 03/31/29 (f)	1,094	989
Enlink Midstream, LLC
5.38%, 06/01/29	500	488
6.50%, 09/01/30 (f)	200	205
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	145	64
EQM Midstream Partners, LP
7.50%, 06/01/27 (f)	341	349
6.50%, 07/01/27 (f)	431	436
4.50%, 01/15/29 (f)	1,068	1,008
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	1,048	1,083
Fair Isaac Corporation
4.00%, 06/15/28 (f)	1,147	1,073
Fertitta Entertainment LLC
4.63%, 01/15/29 (f)	796	725
FirstCash, Inc.
4.63%, 09/01/28 (f)	741	698
Five Point Operating Company, LP
10.50%, 01/15/28 (f) (i)	18	18
Ford Motor Company
3.25%, 02/12/32	150	124
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	281	273
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	345	342
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	950	944
6.63%, 01/15/27 (f)	810	782
9.25%, 02/01/29 (f)	132	132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	932	909
5.00%, 05/01/28 (f)	1,365	1,286
GCI, LLC
4.75%, 10/15/28 (f)	513	469
Gen Digital Inc.
6.75%, 09/30/27 (f)	963	974
Genesis Energy, L.P.
8.00%, 01/15/27	509	521
7.75%, 02/01/28	820	829
Genting New York LLC
3.30%, 02/15/26 (f)	573	547
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	160	148
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	562	494
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (f)	769	752
Goldman Sachs Bank USA
6.10%, (SOFR + 0.77%), 03/18/27 (f) (j)	160	160
Goldman Sachs Group Inc, The
0.88%, 01/21/30, EUR (d)	350	322
Griffon Corporation
5.75%, 03/01/28	1,041	1,005
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	905	835
Grubhub Holdings Inc.
5.50%, 07/01/27 (f)	628	570
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (e) (f)	118	106
Gulfport Energy Operating Corporation
8.00%, 05/17/26	116	117
H&E Equipment Services, Inc.
3.88%, 12/15/28 (f)	1,348	1,216
Harvest Midstream I, L.P.
7.50%, 09/01/28 (f)	689	700
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (f)	1,265	1,203
Heartland Dental, LLC
10.50%, 04/30/28 (f)	872	926
Herbalife International, Inc.
12.25%, 04/15/29 (f)	1,100	1,095
Herc Holdings Inc.
5.50%, 07/15/27 (f)	1,250	1,232
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (f)	959	928
Hillenbrand, Inc.
6.25%, 02/15/29	113	114
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (f)	514	511
3.75%, 05/01/29 (f)	73	67
Home Point Capital Inc.
5.00%, 02/01/26 (f)	149	146
Howard Hughes Corporation, The
4.13%, 02/01/29 (f)	694	621
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (f)	195	206
Huntington Bancshares Incorporated
6.21%, 08/21/29	450	460
Icahn Enterprises L.P.
5.25%, 05/15/27	722	678
4.38%, 02/01/29	500	427
iHeartCommunications, Inc.
8.38%, 05/01/27	365	131
5.25%, 08/15/27 (f)	980	522
4.75%, 01/15/28 (f)	357	180
Imola Merger Corporation
4.75%, 05/15/29 (f)	1,055	987
International Game Technology PLC
4.13%, 04/15/26 (f)	529	515
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	786	753
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (f)	912	848
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	1,324	1,228
Jefferies Finance LLC
5.00%, 08/15/28 (f)	1,176	1,086
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	769	719
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	986	1,011
KeyCorp
6.40%, 03/06/35	700	709
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	762
LABL Escrow Issuer LLC
6.75%, 07/15/26 (f)	658	652
10.50%, 07/15/27 (e) (f)	233	228
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	506	479
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (f)	284	275
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (f)	493	461
LD Holdings Group LLC
6.13%, 04/01/28 (f)	112	84
Level 3 Financing, Inc.
10.50%, 04/15/29 (f)	643	642
Liberty Mutual Group Inc.
4.13%, 12/15/51 (f)	594	563
Life Time, Inc.
5.75%, 01/15/26 (f)	996	992
Lifepoint Health, Inc.
4.38%, 02/15/27 (f)	995	951
Light and Wonder International, Inc.
7.00%, 05/15/28 (f)	985	990
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	626	600
3.75%, 01/15/28 (f)	981	914
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (f)	991	985
Macy's Retail Holdings
5.88%, 04/01/29 (f)	862	835
Madison IAQ LLC
4.13%, 06/30/28 (f)	1,043	973
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	1,479	1,181
Mallinckrodt International Finance S.A.
14.75%, 11/14/28 (f)	849	925
Matador Resources Company
6.88%, 04/15/28 (f)	158	160
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	1,216	1,242
9.25%, 04/15/27 (f)	351	351
Medline Borrower, LP
6.25%, 04/01/29 (f)	970	981
MGM Resorts International
4.75%, 10/15/28	383	365
MicroStrategy Incorporated
6.13%, 06/15/28 (f)	106	103
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	530
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	172
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	1,270	1,199
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	946	890
Moog Inc.
4.25%, 12/15/27 (f)	932	884
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,318	1,214
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (f)	449	340
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	1,092	1,053
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	579	588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	131	130
5.50%, 08/15/28 (f)	562	540
Navient Corporation
5.00%, 03/15/27	125	119
4.88%, 03/15/28	680	622
5.50%, 03/15/29	830	757
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (f)	1,316	1,299
8.38%, 02/01/28 (f)	926	968
8.13%, 01/15/29 (f)	487	511
NCL Finance, Ltd.
6.13%, 03/15/28 (f)	149	147
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	934	894
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (f)	207	196
Newell Brands Inc.
4.88%, 06/01/25	15	15
6.38%, 09/15/27 (e)	531	523
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (f)	1,090	1,128
Newmark Group, Inc.
7.50%, 01/12/29 (f) (g)	919	945
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	86	82
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	141	125
NextEra Energy Operating Partners, LP
3.88%, 10/15/26 (f)	815	776
7.25%, 01/15/29 (f)	79	81
Niagara Mohawk Power Corporation
3.51%, 10/01/24 (f)	726	721
NMG Holding Company, Inc.
7.13%, 04/01/26 (f)	237	235
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	884	894
Novelis Corporation
3.25%, 11/15/26 (f)	945	888
NuStar Logistics, L.P.
5.75%, 10/01/25	889	884
6.00%, 06/01/26	81	81
Old Claimco, LLC
6.75%, 05/01/26 (f)	976	968
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	1,188	1,080
On Semiconductor Corporation
3.88%, 09/01/28 (f)	998	920
OneMain Finance Corporation
3.50%, 01/15/27	880	824
3.88%, 09/15/28	325	291
9.00%, 01/15/29	219	231
Organon & Co.
4.13%, 04/30/28 (f)	1,236	1,148
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (f)	212	198
Paramount Global
6.38%, 03/30/62	619	546
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	349	344
Party City Holdings Inc.
0.00%, 02/15/26 (b) (f) (k)	3	—
Pattern Energy Group Inc.
4.50%, 08/15/28 (f)	31	29
PBF Holding Company LLC
6.00%, 02/15/28	951	928
Pearl Merger Sub Inc.
6.75%, 10/01/28 (f)	888	792
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	611	606
Penske Automotive Group, Inc.
3.50%, 09/01/25	260	253
PetSmart, LLC
4.75%, 02/15/28 (f)	1,095	1,017
PG&E Corporation
5.00%, 07/01/28	586	564
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (f)	377	377
Pike Corporation
5.50%, 09/01/28 (f)	341	327
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	188	188
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	994	920
PTC Inc.
4.00%, 02/15/28 (f)	248	234
QVC, Inc.
4.75%, 02/15/27	323	273
4.38%, 09/01/28 (e)	904	660
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	1,000	763
Realty Income Corporation
4.88%, 07/06/30, EUR	500	557
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (f)	1,037	972
RHP Hotel Properties, LP
4.75%, 10/15/27	92	89
RITHM Capital Corp.
6.25%, 10/15/25 (f)	131	130
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	690	644
3.63%, 03/01/29 (f)	608	552
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (f)	1,178	1,140
5.50%, 08/31/26 (f)	942	930
5.38%, 07/15/27 (f)	1,015	1,000
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	1,061	980
11.25%, 12/15/27 (f)	209	203
Safeway Inc.
4.63%, 01/15/27 (f)	1,176	1,137
3.50%, 03/15/29 (f)	1,275	1,146
SBA Communications Corporation
3.88%, 02/15/27	1,101	1,049
3.13%, 02/01/29	1,026	916
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	884	821
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (f)	898	867
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	488	340
Sealed Air Corporation
6.13%, 02/01/28 (f)	1,024	1,027
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	1,153	1,059
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	16
Silgan Holdings Inc.
4.13%, 02/01/28	283	267
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	438	386
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	749	705
4.00%, 07/15/28 (f)	1,387	1,253
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (f)	293	303
SLM Corporation
4.20%, 10/29/25	1,139	1,107
3.13%, 11/02/26	10	9
Sotheby's, Inc.
7.38%, 10/15/27 (f)	1,051	878
Southern Power Company
1.85%, 06/20/26, EUR	650	671
Southwestern Energy Company
5.38%, 02/01/29	366	355
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (f)	1,010	993
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	666

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Spirit Airlines, Inc.
8.00%, 09/20/25 (e) (f)	780	567
8.00%, 09/20/25 (f)	463	335
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	745	728
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	284	269
7.25%, 04/01/29 (f)	366	370
Station Casinos LLC
4.50%, 02/15/28 (f)	1,030	969
Summit Midstream Holdings, LLC
9.50%, 10/15/26 (f) (i)	253	260
Sunoco LP
6.00%, 04/15/27	25	25
7.00%, 09/15/28 - 05/01/29 (f)	359	368
4.50%, 05/15/29	1,309	1,226
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	955	960
TEGNA Inc.
4.63%, 03/15/28	1,374	1,244
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f)	1,064	961
Tenet Healthcare Corporation
5.13%, 11/01/27	1,238	1,211
4.63%, 06/15/28 (d)	803	764
6.13%, 10/01/28	895	890
Tenneco Inc.
8.00%, 11/17/28 (f)	1,326	1,206
The Chemours Company
5.75%, 11/15/28 (f)	311	287
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	1,039	1,041
The Necessity Retail REIT, Inc.
4.50%, 09/30/28 (f)	949	836
The Providence Service Corporation
5.88%, 11/15/25 (e) (f)	178	181
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	804	792
TransDigm Inc.
5.50%, 11/15/27	1,247	1,225
6.75%, 08/15/28 (f)	1,201	1,217
4.63%, 01/15/29	1,044	976
6.38%, 03/01/29 (f)	1,229	1,237
Transocean Inc
8.00%, 02/01/27 (f)	152	152
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (f)	722	745
Travel + Leisure Co.
6.63%, 07/31/26 (f)	429	432
Trinet Group, Inc.
3.50%, 03/01/29 (f)	813	724
Triumph Group, Inc.
9.00%, 03/15/28 (f)	206	216
Tronox Incorporated
4.63%, 03/15/29 (f)	1,257	1,136
Twilio Inc.
3.63%, 03/15/29	452	408
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (f)	371	366
U.S. Foods Inc.
6.88%, 09/15/28 (f)	487	498
Uber Technologies, Inc.
7.50%, 09/15/27 (f)	899	916
6.25%, 01/15/28 (f)	204	204
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	1,240	1,198
4.63%, 04/15/29 (f)	1,128	1,051
United Rentals (North America), Inc.
3.88%, 11/15/27	959	905
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	154	153
5.75%, 06/15/27 (f)	815	796
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,193	1,173
4.75%, 04/15/28 (f)	1,440	1,177
Univision Communications Inc.
6.63%, 06/01/27 (f)	1,205	1,155
8.00%, 08/15/28 (f)	584	569
Urban One, Inc.
7.38%, 02/01/28 (f)	410	313
Vector Group Ltd.
5.75%, 02/01/29 (f)	1,130	1,059
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	1,193	1,230
9.50%, 02/01/29 (f)	1,109	1,215
Vericast Corp.
11.00%, 09/15/26 (f)	294	315
Veritas USA Inc.
7.50%, 09/01/25 (f)	410	355
Vistra Operations Company LLC
5.00%, 07/31/27 (f)	833	806
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	378	365
Warnermedia Holdings, Inc.
4.30%, 01/17/30, EUR	650	696
Watco Companies, L.L.C.
6.50%, 06/15/27 (f)	76	76
Wesco Aircraft Holdings, Inc.
0.00%, 11/15/26 (b) (f) (k)	68	18
WESCO Distribution, Inc.
7.25%, 06/15/28 (f)	1,057	1,077
6.38%, 03/15/29 (f)	392	394
Western Alliance Bancorporation
3.00%, 06/15/31	781	685
Westlake Corporation
0.88%, 08/15/24	352	350
1.63%, 07/17/29, EUR	450	433
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	616	581
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	631
0.95%, 06/01/30, EUR	100	90
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	822	708
XHR LP
6.38%, 08/15/25 (f)	208	208
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e) (f)	1,467	1,168
6.13%, 03/01/28 (e) (f)	594	391
ZoomInfo Technologies LLC
3.88%, 02/01/29 (f)	518	468
		230,426
Canada 1.3%
Air Canada
3.88%, 08/15/26 (f)	26	25
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	1,085	1,112
Bombardier Inc.
7.13%, 06/15/26 (f)	89	90
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	155	148
GFL Environmental Inc.
5.13%, 12/15/26 (f)	206	203
4.00%, 08/01/28 (f)	818	759
3.50%, 09/01/28 (f)	1,248	1,151
GW B-CR Security Corporation
9.50%, 11/01/27 (f)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (d)	71	69
Mattamy Homes Limited
5.25%, 12/15/27 (f)	58	56
Methanex Corporation
5.13%, 10/15/27	106	102
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (d)	2,000	2,086
1.13%, 05/15/26, GBP (d)	2,700	3,188
1.10%, 10/19/27, CAD (f)	297	198
4.25%, 04/25/28 (f)	1,067	1,047

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
0.10%, 05/19/28, EUR (d)	875	830
Strathcona Resources Ltd.
6.88%, 08/01/26 (f)	122	121
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,068
		12,258
Germany 0.8%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	693
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	50	57
KfW
2.88%, 05/29/26, EUR (d)	750	800
3.20%, 09/11/26, AUD	880	570
0.00%, 03/31/27, EUR (d) (l)	2,360	2,331
2.38%, 08/05/27, EUR (d)	400	421
3.13%, 10/10/28, EUR (d)	730	789
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	297
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30, EUR (d)	600	634
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	549
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	54
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	97
1.00%, 07/09/30, EUR (d)	600	538
		7,830
South Korea 0.6%
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	702
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (d) (l)	1,990	2,106
0.75%, 09/21/25	1,618	1,533
2.63%, 05/26/26	1,050	1,004
		5,345
Italy 0.4%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	666
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	750
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	657
Intesa Sanpaolo SPA
4.88%, 05/19/30, EUR (d)	100	113
5.13%, 08/29/31, EUR (d)	500	573
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
4.45%, 02/16/29, EUR (d)	650	706
		3,465
France 0.3%
Alstom
0.13%, 07/27/27, EUR (d)	700	672
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	190
BPCE
4.38%, 07/13/28, EUR (d)	600	654
Dexia
1.25%, 10/27/25, EUR (d)	1,000	1,041
Societe Generale
0.50%, 06/12/29, EUR (d)	100	93
4.25%, 12/06/30, EUR (d)	500	535
		3,185
Multi-National 0.3%
European Investment Bank
2.25%, 03/15/30, EUR (d)	2,535	2,620
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
4.40%, 01/26/26, CAD	490	359
		3,015
United Kingdom 0.3%
Barclays PLC
4.51%, 01/31/33, EUR (d)	850	926
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	400	357
Connect Finco SARL
6.75%, 10/01/26 (f)	200	193
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	1,400	1,502
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	21
		2,999
Switzerland 0.2%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d) (h)	550	665
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,500	1,612
		2,277
Ireland 0.2%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	661
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f)	302	187
Avolon Holdings Funding Limited
4.25%, 04/15/26 (f)	50	49
3.25%, 02/15/27 (f)	700	655
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	679
		2,231
Spain 0.2%
Banco de Sabadell, S.A.
4.25%, 09/13/30, EUR (d)	600	648
Bankinter Sociedad Anonima
0.88%, 07/08/26, EUR (d)	700	709
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	668
		2,025
Netherlands 0.2%
ABN AMRO Bank N.V.
6.34%, 09/18/27 (f) (h)	700	708
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	296
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	280	274
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	710
		1,988
Australia 0.2%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	173	165
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	746
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	693
		1,604
Portugal 0.1%
Banco Santander Totta, S.A.
3.25%, 02/15/31, EUR (d)	1,200	1,277
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	250	241
1.63%, 08/02/31 (f)	1,151	940
		1,181
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	993
Belgium 0.1%
Dexia
0.25%, 12/11/24, GBP (d)	700	865

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Puerto Rico 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	906	849
Norway 0.1%
DNB Bank ASA
0.25%, 02/23/29, EUR (d)	750	709
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	655
Macau 0.0%
MGM China Holdings Limited
4.75%, 02/01/27 (f)	350	333
Barbados 0.0%
Sagicor Financial Corporation Limited
5.30%, 05/13/28 (f)	272	259
Total Corporate Bonds And Notes (cost $286,176)		285,769
GOVERNMENT AND AGENCY OBLIGATIONS 9.2%
Japan 2.0%
Cabinet Office, Government of Japan
2.10%, 03/20/27, JPY	336,450	2,189
0.10%, 06/20/28 - 03/20/31, JPY	724,100	4,373
1.80%, 06/20/31 - 03/20/43, JPY	144,200	938
0.50%, 03/20/33 - 12/20/38, JPY	109,850	655
1.10%, 03/20/33, JPY	26,900	170
1.70%, 06/20/33 - 06/20/44, JPY	251,500	1,598
1.50%, 03/20/34, JPY	7,800	51
1.40%, 09/20/34 - 03/20/55, JPY	39,600	212
1.20%, 03/20/35, JPY	94,300	589
1.30%, 06/20/35, JPY	200,750	1,264
0.70%, 03/20/37, JPY	183,850	1,058
0.60%, 12/20/37 - 09/20/50, JPY	99,350	486
0.40%, 03/20/39 - 03/20/50, JPY	66,250	283
0.30%, 06/20/39 - 06/20/46, JPY	223,850	1,001
2.00%, 09/20/40 - 03/20/42, JPY	92,950	608
2.20%, 03/20/41 - 03/20/50, JPY	116,850	752
1.90%, 09/20/42, JPY	126,550	805
1.60%, 06/20/45, JPY	58,800	347
0.80%, 06/20/47 - 03/20/58, JPY	59,050	252
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,368
1.63%, 01/20/27	272	251
		19,250
United States of America 1.0%
Federal Home Loan Mortgage Corporation
5.50%, 12/01/52	894	882
6.00%, 01/01/53	874	878
Federal National Mortgage Association, Inc.
3.00%, 04/01/52	2,084	1,798
Treasury, United States Department of
4.13%, 01/31/25 (a)	6,173	6,130
		9,688
United Kingdom 1.0%
HM Treasury
0.50%, 01/31/29, GBP	1,900	2,051
0.38%, 10/22/30, GBP (d)	1,190	1,204
3.25%, 01/31/33, GBP	235	279
0.88%, 07/31/33, GBP (d)	1,675	1,598
4.50%, 09/07/34 - 12/07/42, GBP (d)	435	547
1.75%, 09/07/37, GBP (d)	425	398
1.13%, 01/31/39 - 10/22/73, GBP (d)	272	197
4.25%, 09/07/39 - 12/07/55, GBP (d)	698	849
1.25%, 10/22/41, GBP	193	149
4.25%, 12/07/46 - 12/07/49, GBP	385	457
1.25%, 07/31/51, GBP (d)	463	282
3.75%, 07/22/52 - 10/22/53, GBP (d)	567	616
1.75%, 07/22/57, GBP (d)	272	180
0.50%, 10/22/61, GBP (d)	330	124
4.00%, 10/22/63, GBP (d)	230	259
3.50%, 07/22/68, GBP (d)	254	259
		9,449
Canada 1.0%
Canada, Government of
1.00%, 09/01/26 - 06/01/27, CAD	1,250	859
1.25%, 03/01/27, CAD	250	171
1.50%, 06/01/31 - 12/01/31, CAD	1,254	804
3.00%, 06/01/34, CAD	5,560	3,893
4.00%, 06/01/41, CAD	323	251
2.75%, 12/01/48 - 12/01/64, CAD	711	455
1.75%, 12/01/53, CAD	205	104
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	97
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	859
0.01%, 11/25/30, EUR (d)	1,655	1,451
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	28
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	211
2.95%, 06/18/50, CAD	160	91
		9,274
Australia 0.9%
Commonwealth of Australia
0.50%, 09/21/26, AUD (d)	30	18
2.75%, 11/21/28, AUD (d)	940	593
3.25%, 04/21/29, AUD (d)	200	128
2.50%, 05/21/30, AUD (d)	55	33
1.50%, 06/21/31, AUD	1,310	730
3.75%, 05/21/34, AUD (d)	11,320	7,161
3.75%, 04/21/37, AUD (d)	297	184
2.75%, 05/21/41, AUD (d)	60	31
3.00%, 03/21/47, AUD (d)	106	53
1.75%, 06/21/51, AUD (d)	356	129
		9,060
Mexico 0.7%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	291
7.75%, 05/29/31, MXN	80,000	3,903
4.75%, 04/27/32	395	365
4.49%, 05/25/32, EUR	709	750
3.50%, 02/12/34	400	325
6.75%, 09/27/34	550	573
6.35%, 02/09/35	400	402
		6,609
Spain 0.6%
Estado Espanol
2.15%, 10/31/25, EUR (d)	20	21
1.95%, 04/30/26, EUR (d)	3	3
1.30%, 10/31/26, EUR	30	31
1.50%, 04/30/27, EUR	10	10
2.50%, 05/31/27, EUR	20	21
1.40%, 07/30/28, EUR (d)	40	40
1.45%, 04/30/29 - 10/31/71, EUR	85	48
0.80%, 07/30/29, EUR	30	29
1.25%, 10/31/30, EUR (d)	620	594
2.55%, 10/31/32, EUR	1,006	1,024
3.15%, 04/30/33, EUR (f)	1,353	1,434
3.55%, 10/31/33, EUR (f)	1,013	1,104
1.85%, 07/30/35, EUR	240	220
4.20%, 01/31/37, EUR (d)	531	606
3.90%, 07/30/39, EUR (f)	520	568
1.00%, 07/30/42, EUR	251	172
2.90%, 10/31/46, EUR (d)	310	285
4.00%, 10/31/54, EUR (f)	10	11
3.45%, 07/30/66, EUR	14	13
		6,234
Italy 0.5%
Segretariato Generale Della Presidenza Della Repubblica
1.85%, 07/01/25, EUR (d)	3	3
7.25%, 11/01/26, EUR (d)	30	35
1.25%, 12/01/26, EUR (d)	765	780
0.85%, 01/15/27, EUR	20	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
1.10%, 04/01/27, EUR	40	40
3.85%, 12/15/29, EUR	50	54
0.90%, 04/01/31, EUR (d)	200	179
4.00%, 10/30/31, EUR (f)	1,600	1,742
3.35%, 03/01/35, EUR (d)	150	151
2.25%, 09/01/36, EUR (d)	408	359
4.00%, 02/01/37, EUR (d)	522	552
3.25%, 03/01/38, EUR	179	171
3.25%, 09/01/46, EUR (d)	110	98
2.15%, 09/01/52, EUR	250	170
2.15%, 03/01/72, EUR (d)	160	99
		4,453
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	723
2.25%, 02/02/33 (f)	322	256
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,025
3.25%, 10/26/26 (d)	918	879
		2,883
France 0.2%
Gouvernement De France
2.75%, 02/25/29, EUR (d)	30	32
0.00%, 11/25/29, EUR (d) (l)	45	41
1.75%, 06/25/39 - 05/25/66, EUR (d)	1,539	1,265
0.50%, 05/25/40, EUR (d)	330	225
2.00%, 05/25/48, EUR (d)	38	30
1.50%, 05/25/50, EUR (d)	110	76
0.75%, 05/25/52, EUR (d)	470	251
0.75%, 05/25/53, EUR	170	88
3.00%, 05/25/54, EUR (f)	350	326
		2,334
Multi-National 0.2%
Commission De L'union Europeenne - Commissie Van De Europese Unie
0.00%, 10/04/28, EUR (d) (l)	600	568
3.00%, 03/04/53, EUR (d)	1,285	1,244
		1,812
Hungary 0.2%
Sandor-Palota
0.13%, 09/21/28, EUR (f)	257	234
2.13%, 09/22/31 (f)	331	261
5.38%, 09/12/33, EUR (d)	100	111
1.75%, 06/05/35, EUR (d)	100	81
7.00%, 10/24/35, HUF	409,200	1,122
		1,809
Germany 0.1%
Bundesrepublik Deutschland
2.20%, 02/15/34, EUR	20	21
0.00%, 05/15/35 - 08/15/52, EUR (d) (l)	121	74
3.25%, 07/04/42, EUR (d)	30	35
2.50%, 08/15/46, EUR (d)	340	351
1.25%, 08/15/48, EUR (d)	95	76
0.00%, 08/15/50, EUR (l)	751	405
1.80%, 08/15/53, EUR (d)	450	396
		1,358
Qatar 0.1%
Qatar, The Amiri Diwan of The State of
3.40%, 04/16/25 (d)	1,180	1,158
Belgium 0.1%
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (d)	3	3
1.90%, 06/22/38, EUR (d)	304	274
3.75%, 06/22/45, EUR (d)	249	276
1.70%, 06/22/50, EUR	482	354
2.25%, 06/22/57, EUR	93	74
2.15%, 06/22/66, EUR (d)	135	103
0.65%, 06/22/71, EUR	50	21
		1,105
Netherlands 0.1%
Staat der Nederlanden
0.00%, 07/15/30, EUR (f) (l)	30	27
0.00%, 07/15/31 - 01/15/52, EUR (l)	231	120
2.50%, 07/15/34, EUR	50	52
4.00%, 01/15/37, EUR (d)	291	346
0.50%, 01/15/40, EUR	515	385
2.00%, 01/15/54, EUR	110	96
		1,026
South Korea 0.1%
The Export-Import Bank of Korea
4.88%, 01/11/26	422	421
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	501
		922
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (d)	803	113
0.50%, 11/15/27, DKK	1,223	164
0.00%, 11/15/31, DKK (d) (l)	810	97
2.25%, 11/15/33, DKK	560	78
4.50%, 11/15/39, DKK (d)	1,006	176
0.25%, 11/15/52, DKK	605	46
		674
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	420
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (d)	1,895	169
2.25%, 06/01/32, SEK (d)	1,525	144
3.50%, 03/30/39, SEK (d)	920	99
		412
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	365
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	133
Total Government And Agency Obligations (cost $99,176)		90,428
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.2%
Cayman Islands 3.5%
AIMCO CLO 16 Ltd
Series 2021-AR-16A, 0.00%, (3 Month Term SOFR + 1.40%), 07/17/37 (j)	893	893
Series 2021-BR-16A, 0.00%, (3 Month Term SOFR + 1.65%), 07/17/37 (j)	724	724
Apidos Clo Xxv
Series 2016-A2R2-25A, 7.11%, 10/20/31 (j)	1,050	1,051
Apidos CLO XXXIII
Series 2020-BR-33A, REMIC, 7.18%, (3 Month Term SOFR + 1.86%), 10/24/34 (j)	1,700	1,701
Ares XXXVII CLO Ltd
Series 2015-A1RR-4A, 6.41%, 10/15/30 (j)	2,300	2,300
Series 2015-A3RR-4A, 6.73%, 10/15/30 (j)	1,650	1,650
Ballyrock CLO 2020-2 Ltd
Series 2020-A2R-2A, REMIC, 7.14%, (3 Month Term SOFR + 1.81%), 10/20/31 (j)	1,000	1,001
CIFC Funding 2014-IV-R, Ltd.
Series 2014-A2AR-4RA, 7.33%, (3 Month Term SOFR + 2.01%), 01/17/35 (j)	680	680
CIFC Funding 2014-V Ltd
Series 2014-A1R2-5A, 6.78%, (3 Month Term SOFR + 1.46%), 10/17/31 (j)	624	624
Dryden 30 Senior Loan Fund LLC
Series 2013-AR-30A, 6.40%, (3 Month Term SOFR + 1.08%), 11/15/28 (j)	136	136
Dryden 43 Senior Loan Fund LLC
Series 2016-AR2-43A, REMIC, 6.63%, (3 Month Term SOFR + 1.30%), 04/20/34 (j)	980	981

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Dryden 68 CLO Ltd
Series 2019-AR-68A, 6.76%, (3 Month Term SOFR + 1.43%), 07/15/35 (j)	2,900	2,902
Dryden 93 CLO, Ltd.
Series 2021-B-93A, 7.19%, (3 Month Term SOFR + 1.86%), 01/15/34 (j)	1,150	1,148
Dryden XXVI Senior Loan Fund LLC
Series 2013-AR-26A, 6.49%, (3 Month Term SOFR + 1.16%), 04/16/29 (j)	775	776
Elmwood CLO XI Ltd
Series 2021-B-4A, 7.19%, (3 Month Term SOFR + 1.86%), 10/20/34 (j)	260	261
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 11/16/34 (j)	450	450
Galaxy XXVII CLO, Ltd.
Series 2018-A-27A, 6.61%, (3 Month Term SOFR + 1.28%), 05/16/31 (j)	856	857
KKR CLO 28 Ltd.
Series BR-28A, 7.42%, (3 Month Term SOFR + 2.10%), 02/09/35 (j)	1,200	1,206
KKR Financial CLO 2013-1 Ltd
Series 2013-A2R2-1A, 6.77%, (3 Month Term SOFR + 1.45%), 04/16/29 (j)	375	376
LCM Ltd Partnership
Series AR-29A, 6.66%, (3 Month Term SOFR + 1.33%), 04/15/31 (j)	1,650	1,650
LCM XXV Ltd.
Series A1-26A, 6.66%, (3 Month Term SOFR + 1.33%), 01/21/31 (j)	863	864
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 6.71%, (3 Month Term SOFR + 1.38%), 04/26/32 (j)	2,160	2,163
Magnetite XL, Limited
Series 2024-B1-40A, 7.09%, (3 Month Term SOFR + 1.75%), 07/15/37 (j)	500	501
OCP CLO 2015-9, Ltd.
Series 2015-A1R2-9A, 6.58%, (3 Month Term SOFR + 1.25%), 01/16/35 (j)	3,000	3,000
OCP CLO 2022-25 Ltd
Series 2022-B1R-25A, 0.00%, (3 Month Term SOFR + 1.75%), 07/20/37 (j)	1,400	1,400
Palmer Square Loan Funding 2022-2 Ltd
Series 2022-A2-2A, 7.23%, (3 Month Term SOFR + 1.90%), 10/15/30 (j)	1,550	1,551
Palmer Square Loan Funding 2024-3 Ltd
Series 2024-A2-3A, 6.99%, (3 Month Term SOFR + 1.65%), 08/09/32 (j)	1,052	1,053
Series 2024-B-3A, 7.24%, (3 Month Term SOFR + 1.90%), 08/09/32 (j)	1,100	1,101
Palmer Square Management L.L.C.
Series 2014-A1R2-1A, 6.71%, (3 Month Term SOFR + 1.39%), 01/17/31 (j)	529	530
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.55%, (3 Month Term SOFR + 1.22%), 04/16/31 (j)	621	621
Symphony CLO XVI, Ltd
Series 2015-B1RR-16A, 7.02%, (3 Month Term SOFR + 1.70%), 10/15/24 (j)	250	250
		34,401
United States of America 0.6%
Apidos CLO XXXI
Series 2019-A1R-31A, 6.69%, (3 Month Term SOFR + 1.36%), 04/15/31 (j)	1,050	1,050
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.46%, (3 Month Term SOFR + 1.13%), 01/16/29 (j)	84	84
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.66%, (3 Month Term SOFR + 1.34%), 05/17/32 (j)	750	750
Elmwood CLO III Ltd
Series 2019-BRR-3A, 7.04%, 07/18/37 (j)	1,400	1,400
GoldenTree Loan Management US CLO 7, Ltd.
Series 2020-AR-7A, 6.66%, (3 Month Term SOFR + 1.33%), 04/20/34 (j)	250	250
Greenwood Park CLO, Ltd.
Series 2018-A2-1A, 6.60%, (3 Month Term SOFR + 1.27%), 04/15/31 (j)	434	434
Madison Park Funding XXXII Ltd
Series 2018-A1R-32A, 6.59%, (3 Month Term SOFR + 1.26%), 01/22/31 (j)	588	588
Magnetite XXII Limited
Series 2019-AR-22A, 6.65%, (3 Month Term SOFR + 1.32%), 04/15/31 (j)	400	400
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-AR-26A, 6.51%, (3 Month Term SOFR + 1.18%), 10/18/30 (j)	427	428
		5,384
Jersey 0.1%
KKR CLO 40 Ltd
Series BR-40A, 7.03%, (3 Month Term SOFR + 1.70%), 10/20/34 (j)	1,400	1,396
Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,072)		41,181
PREFERRED STOCKS 0.1%
Brazil 0.1%
Petroleo Brasileiro S/A Petrobras. (h)	75	509
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	12
Roche Holding AG	1	237
Schindler Holding AG	—	13
		262
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	6
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	10
Henkel AG & Co. KGaA (h)	—	18
Sartorius Aktiengesellschaft	—	7
Volkswagen Aktiengesellschaft (h)	—	28
		69
Italy 0.0%
Telecom Italia S.p.A.	7	2
Total Preferred Stocks (cost $813)		842
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (e)	1	71
Total Investment Companies (cost $73)		71
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car SA (b)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 5.21% (m) (n)	26,089	26,089
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.31% (m) (n)	5,535	5,535
Commercial Paper 0.0%
DNB ASA
5.27%, 05/29/25	246	234
Svenska Handelsbanken AB
5.32%, 04/22/25	250	239
		473
Total Short Term Investments (cost $32,097)		32,097
Total Investments 99.8% (cost $952,981)		980,935
Other Derivative Instruments (0.1)%		(1,114)
Other Assets and Liabilities, Net 0.3%		3,302
Total Net Assets 100.0%		983,123

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of June 30, 2024.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $207,877 and 21.1% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	21,613	186,856	182,380	649	—	—	26,089	2.6
JNL Government Money Market Fund, 5.31% - Class SL	29,407	217,641	241,513	440	—	—	5,535	0.6
	51,020	404,497	423,893	1,089	—	—	31,624	3.2

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	72	45	—
AENA, S.M.E., S.A.	04/27/20	13	18	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	664	661	0.1
Alibaba Group Holding Limited	12/10/20	1,456	532	0.1
Allegro.eu	09/17/21	9	7	—
Alstom, 0.13%, 07/27/27	06/07/24	676	672	0.1
Amadeus IT Holding, S.A.	06/08/20	32	36	—
Amundi	12/17/21	5	5	—
Autostore Holdings Ltd	12/17/21	3	1	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	677	666	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	749	750	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	663	657	0.1
Banco de Sabadell, S.A., 4.25%, 09/13/30	06/07/24	652	648	0.1
Banco Santander Totta, S.A., 3.25%, 02/15/31	06/10/24	1,282	1,277	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	683	679	0.1
Bankinter Sociedad Anonima, 0.88%, 07/08/26	06/07/24	713	709	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	934	926	0.1
BAWAG Group AG	06/08/20	4	6	—
BPCE, 4.38%, 07/13/28	06/07/24	659	654	0.1
Budweiser Brewing Company APAC Limited	05/10/22	296	129	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/31/23	10	10	—
Bundesrepublik Deutschland, 0.00%, 05/15/36	04/28/23	24	23	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	10/31/23	32	35	—
Bundesrepublik Deutschland, 2.50%, 08/15/46	10/03/23	322	351	—
Bundesrepublik Deutschland, 1.25%, 08/15/48	03/28/24	80	76	—
Bundesrepublik Deutschland, 0.00%, 08/15/52	10/31/23	39	41	—
Bundesrepublik Deutschland, 1.80%, 08/15/53	11/30/23	436	396	—
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	360	357	—
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	672	668	0.1
Cellnex Telecom, S.A.	04/16/21	34	24	—
Commission De L'union Europeenne - Commissie Van De Europese Unie, 0.00%, 10/04/28	09/08/23	562	568	0.1
Commission De L'union Europeenne - Commissie Van De Europese Unie, 3.00%, 03/04/53	04/12/24	1,288	1,244	0.1
Commonwealth of Australia, 0.50%, 09/21/26	12/15/23	19	18	—
Commonwealth of Australia, 2.75%, 11/21/28	04/29/22	615	593	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Australia, 3.25%, 04/21/29	04/30/24	125	128	—
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	34	33	—
Commonwealth of Australia, 3.75%, 05/21/34	05/31/24	7,142	7,161	0.7
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	266	184	—
Commonwealth of Australia, 2.75%, 05/21/41	04/29/22	39	31	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	53	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	174	129	—
Convatec Group PLC	04/27/20	5	6	—
Covestro AG	06/08/20	12	13	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	669	665	0.1
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	116	113	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	89	97	—
Danmarks Nationalbank, 4.50%, 11/15/39	08/11/21	264	176	—
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	659	655	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,097	993	0.1
Dexia, 0.25%, 12/11/24	11/10/21	935	865	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,150	1,041	0.1
Dino Polska Spolka Akcyjna	03/09/22	129	187	—
DNB Bank ASA, 0.25%, 02/23/29	06/07/24	713	709	0.1
EQT AB	12/16/22	23	25	—
ESR Group Limited	03/18/22	9	4	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	21	21	—
Estado Espanol, 1.95%, 04/30/26	07/29/22	3	3	—
Estado Espanol, 1.40%, 07/30/28	02/28/23	39	40	—
Estado Espanol, 1.25%, 10/31/30	08/31/23	596	594	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	665	606	0.1
Estado Espanol, 2.90%, 10/31/46	09/29/23	259	285	—
European Investment Bank, 2.25%, 03/15/30	02/02/23	2,717	2,620	0.3
Evolution AB (publ)	12/03/20	29	24	—
Evraz PLC	05/28/19	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	203	279	—
Goldman Sachs Group Inc, The, 0.88%, 01/21/30	06/07/24	324	322	—
Gouvernement De France, 2.75%, 02/25/29	05/31/24	32	32	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	43	41	—
Gouvernement De France, 1.75%, 06/25/39	07/31/23	1,155	1,091	0.1
Gouvernement De France, 0.50%, 05/25/40	03/28/24	237	225	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	30	—
Gouvernement De France, 1.50%, 05/25/50	02/29/24	82	76	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	290	251	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	326	174	—
HDFC Life Insurance Company Limited	08/17/22	134	132	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	57	57	—
HM Treasury, 0.38%, 10/22/30	06/30/23	1,178	1,204	0.1
HM Treasury, 0.88%, 07/31/33	09/29/23	1,551	1,598	0.2
HM Treasury, 4.50%, 09/07/34	03/10/23	97	97	—
HM Treasury, 1.75%, 09/07/37	10/18/22	359	398	—
HM Treasury, 1.13%, 01/31/39	10/18/22	150	165	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	377	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	247	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	450	0.1
HM Treasury, 1.25%, 07/31/51	12/02/22	347	282	—
HM Treasury, 3.75%, 07/22/52	10/18/22	544	557	0.1
HM Treasury, 3.75%, 10/22/53	01/22/24	62	59	—
HM Treasury, 4.25%, 12/07/55	10/18/22	214	225	—
HM Treasury, 1.75%, 07/22/57	08/11/21	365	180	—
HM Treasury, 0.50%, 10/22/61	01/10/23	146	124	—
HM Treasury, 4.00%, 10/22/63	06/30/23	266	259	—
HM Treasury, 3.50%, 07/22/68	05/31/23	262	259	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	32	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	65	69	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	5	4	—
Intesa Sanpaolo SPA, 4.88%, 05/19/30	06/07/24	114	113	—
Intesa Sanpaolo SPA, 5.13%, 08/29/31	06/07/24	580	573	0.1
KfW, 2.88%, 05/29/26	09/08/23	797	800	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,401	2,331	0.2
KfW, 2.38%, 08/05/27	05/16/24	428	421	—
KfW, 3.13%, 10/10/28	11/09/23	780	789	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	4	3	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	746	746	0.1
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,279	2,086	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,922	3,188	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,038	830	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,891	1,451	0.2
Orsted A/S	07/16/21	29	12	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	196	169	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	206	144	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	125	99	—
Pirelli & C. S.p.A.	05/09/23	2	2	—
Poste Italiane - Societa' Per Azioni	04/27/20	7	10	—
Publichnoe Aktsionernoe Obshchestvo Severstal	12/01/20	243	—	—
Qatar, The Amiri Diwan of The State of, 3.40%, 04/16/25	06/25/20	1,198	1,158	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	111	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	77	81	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,079	1,025	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	946	879	0.1
Saudi Arabian Oil Company	06/10/24	189	182	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	3	—
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	35	35	—
Segretariato Generale Della Presidenza Della Repubblica, 1.25%, 12/01/26	12/06/23	789	780	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	170	179	—
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	154	151	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	390	359	—
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	524	552	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	98	98	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	97	99	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	01/07/22	3	3	—
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	311	274	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	440	276	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	205	103	—
Siemens Healthineers AG	06/18/21	19	19	—
Societe Generale, 0.50%, 06/12/29	06/07/24	94	93	—
Societe Generale, 4.25%, 12/06/30	06/07/24	543	535	0.1
Staat der Nederlanden, 4.00%, 01/15/37	07/29/22	332	346	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	273	241	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	07/13/23	763	764	0.1
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,218	2,106	0.2
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,069	1,068	0.1
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	639	634	0.1
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	1,503	1,502	0.2
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	1,614	1,612	0.2
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 4.45%, 02/16/29	06/07/24	711	706	0.1
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	719	710	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	553	549	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	54	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	98	97	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	540	538	0.1
WH Group Limited	04/27/20	7	6	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	697	693	0.1
Wuxi Biologics Cayman Inc	06/17/22	29	7	—
ZTO Express (Cayman) Inc.	03/19/24	145	139	—
		127,558	72,773	7.4

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	17	September 2024	AUD	1,925	—	3
Australia 3 Year Bond	1	September 2024	AUD	106	—	—
CAD/USD Spot Rate	23	September 2024		1,676	1	7
Canada 10 Year Bond	371	September 2024	CAD	44,261	(79)	209
Canada 5 Year Bond	7	September 2024	CAD	772	—	3
EUR/USD Spot Rate	24	September 2024		3,237	2	(12)
Euro BOBL	23	September 2024	EUR	2,654	(3)	26
Euro Buxl 30 Year Bond	9	September 2024	EUR	1,182	(15)	(10)
Euro Schatz	3	September 2024	EUR	316	—	1
Italy Government BTP Bond	154	September 2024	EUR	17,938	(107)	(195)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Italy Short Term Government BTP Bond	55	September 2024	EUR	5,779	(4)	(3)
Japan 10 Year Bond	49	September 2024	JPY	700,165	(12)	(4)
Long Gilt	13	September 2024	GBP	1,282	(7)	(17)
MSCI EAFE Index	2	September 2024		232	—	2
MSCI Emerging Markets Index	602	September 2024		32,649	60	106
S&P 500 Index	345	September 2024		94,930	(423)	316
United States 10 Year Note	559	September 2024		61,120	(148)	361
United States 10 Year Ultra Bond	28	September 2024		3,193	(1)	(14)
United States 5 Year Note	60	October 2024		6,361	(7)	34
					(743)	813
Short Contracts
Euro Bund	(13)	September 2024	EUR	(1,723)	11	13
United States 10 Year Note	(50)	September 2024		(5,468)	14	(31)
United States 2 Year Note	(11)	October 2024		(2,246)	—	(1)
United States 5 Year Note	(329)	October 2024		(34,842)	36	(222)
United States Ultra Bond	(52)	September 2024		(6,388)	86	(130)
					147	(371)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/EUR	HSB	07/03/24	EUR	(174)	(186)	4
AUD/USD	CIT	07/03/24	AUD	2,666	1,778	8
AUD/USD	HSB	07/03/24	AUD	1,357	905	2
AUD/USD	MSC	07/03/24	AUD	10,482	6,993	58
AUD/USD	BNP	07/23/24	AUD	129	86	1
AUD/USD	CIT	07/23/24	AUD	2,191	1,463	2
AUD/USD	HSB	07/23/24	AUD	191	127	1
CAD/AUD	BNP	07/03/24	AUD	(133)	(89)	—
CAD/AUD	CIT	07/23/24	AUD	(264)	(176)	—
CAD/JPY	BCL	07/03/24	JPY	(424,829)	(2,641)	63
CAD/SEK	BNP	07/03/24	SEK	(2,892)	(273)	2
CAD/USD	BNP	07/03/24	CAD	1,736	1,269	(4)
CAD/USD	MSC	07/03/24	CAD	1,441	1,053	(1)
CAD/USD	BNP	07/23/24	CAD	624	456	2
CHF/AUD	BNP	07/23/24	AUD	(132)	(88)	(1)
CHF/GBP	CIT	07/23/24	GBP	(70)	(88)	—
CHF/JPY	BCL	07/03/24	JPY	(268,165)	(1,667)	49
CHF/USD	GSC	07/23/24	CHF	79	88	(1)
CHF/USD	MSC	07/23/24	CHF	1,541	1,720	(12)
CLP/USD	GSC	07/03/24	CLP	134,705	143	(5)
CLP/USD	BNP	07/23/24	CLP	134,705	143	(2)
COP/USD	BCL	07/03/24	COP	1,453,488	350	(22)
COP/USD	BNP	07/23/24	COP	1,453,488	349	3
CZK/USD	BCL	07/03/24	CZK	23,540	1,006	(28)
CZK/USD	BNP	07/23/24	CZK	10,985	470	(5)
DKK/USD	BNP	07/03/24	DKK	329	47	—
DKK/USD	HSB	07/03/24	DKK	1,359	195	(2)
EUR/JPY	BCL	07/03/24	JPY	(272,451)	(1,694)	22
EUR/JPY	BCL	07/23/24	JPY	(58,935)	(368)	—
EUR/MXN	HSB	07/03/24	MXN	(27,855)	(1,522)	21
EUR/USD	GSC	07/03/24	EUR	163	175	(3)
EUR/USD	HSB	07/03/24	EUR	300	321	(5)
EUR/USD	SCB	07/03/24	EUR	8,388	8,984	(137)
EUR/USD	BNP	07/23/24	EUR	79	85	(1)
EUR/USD	MSC	07/23/24	EUR	2,029	2,174	(6)
EUR/USD	SCB	07/23/24	EUR	11,030	11,825	23
GBP/CAD	CIT	07/03/24	CAD	(61)	(44)	(1)
GBP/CAD	CIT	07/23/24	CAD	(120)	(88)	(1)
GBP/SEK	BCL	07/03/24	SEK	(1,050)	(99)	—
GBP/USD	CIT	07/03/24	GBP	1,286	1,625	(10)
GBP/USD	MSC	07/03/24	GBP	2,323	2,936	(16)
GBP/USD	MSC	07/23/24	GBP	69	87	—
HUF/USD	BCL	07/03/24	HUF	87,184	236	(6)
HUF/USD	HSB	07/03/24	HUF	347,059	941	10
IDR/USD	GSC	07/03/24	IDR	34,912,166	2,132	(10)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	GSC	07/23/24	IDR	34,912,166	2,131	16
ILS/USD	BCL	07/03/24	ILS	1,394	369	(6)
ILS/USD	HSB	07/23/24	ILS	1,394	369	(6)
JPY/AUD	BNP	07/03/24	AUD	(133)	(89)	(3)
JPY/AUD	MSC	07/23/24	AUD	(2,185)	(1,458)	(4)
JPY/USD	HSB	07/03/24	JPY	3,409,175	21,193	(584)
JPY/USD	MSC	07/03/24	JPY	392,433	2,440	(93)
JPY/USD	BCL	07/23/24	JPY	16,088	100	(4)
JPY/USD	CIT	07/23/24	JPY	230,126	1,435	(37)
JPY/USD	SCB	07/23/24	JPY	1,952,167	12,174	(316)
KRW/USD	MSC	07/03/24	KRW	5,140,907	3,735	(6)
KRW/USD	BNP	07/23/24	KRW	5,140,907	3,739	21
MXN/GBP	BCL	07/03/24	GBP	(1,684)	(2,128)	(121)
MXN/USD	GSC	07/03/24	MXN	55,909	3,056	54
MXN/USD	MSC	07/03/24	MXN	9,712	531	(21)
MXN/USD	CIT	07/23/24	MXN	3,134	171	3
NOK/GBP	BCL	07/03/24	GBP	(207)	(262)	(3)
NOK/USD	SCB	07/23/24	NOK	2,770	260	—
NZD/AUD	BCL	07/03/24	AUD	(133)	(89)	(1)
NZD/AUD	CIT	07/03/24	AUD	(133)	(89)	(1)
NZD/USD	MLP	07/03/24	NZD	548	334	(5)
NZD/USD	MSC	07/23/24	NZD	1,122	684	(4)
PEN/USD	BNP	07/03/24	PEN	727	189	(6)
PEN/USD	CIT	07/24/24	PEN	727	189	(3)
PLN/USD	BCL	07/03/24	PLN	4,977	1,236	(27)
PLN/USD	HSB	07/23/24	PLN	2,808	697	9
RON/USD	BCL	07/03/24	RON	1,467	316	(4)
RON/USD	BNP	07/23/24	RON	1,467	316	1
SEK/GBP	BCL	07/03/24	GBP	(1,047)	(1,323)	(2)
SEK/USD	CIT	07/23/24	SEK	923	87	(1)
SEK/USD	MSC	07/23/24	SEK	10,056	950	(6)
SGD/USD	MSC	07/03/24	SGD	955	704	(6)
SGD/USD	BNP	07/23/24	SGD	955	705	(1)
THB/USD	BCL	07/03/24	THB	36,141	985	2
THB/USD	HSB	07/23/24	THB	36,141	987	1
USD/AUD	BCL	07/03/24	AUD	(3,248)	(2,167)	(5)
USD/AUD	CIT	07/03/24	AUD	(276)	(184)	(1)
USD/AUD	MLP	07/03/24	AUD	(10,734)	(7,161)	(16)
USD/AUD	CIT	07/23/24	AUD	(132)	(88)	—
USD/AUD	MSC	07/23/24	AUD	(10,482)	(6,997)	(58)
USD/CAD	BNP	07/03/24	CAD	(624)	(456)	(2)
USD/CAD	SCB	07/03/24	CAD	(6,688)	(4,889)	13
USD/CAD	GSC	07/23/24	CAD	(122)	(89)	—
USD/CAD	HSB	07/23/24	CAD	(120)	(88)	—
USD/CHF	MSC	07/03/24	CHF	(1,541)	(1,716)	12
USD/CHF	HSB	07/23/24	CHF	(159)	(177)	1
USD/CLP	BNP	07/03/24	CLP	(134,705)	(143)	2
USD/COP	BNP	07/03/24	COP	(1,453,488)	(350)	(3)
USD/CZK	BNP	07/03/24	CZK	(10,985)	(470)	5
USD/CZK	CIT	07/03/24	CZK	(12,555)	(537)	17
USD/DKK	BCL	07/03/24	DKK	(1,688)	(242)	4
USD/DKK	BNP	07/23/24	DKK	(329)	(47)	—
USD/EUR	MSC	07/03/24	EUR	(690)	(739)	8
USD/EUR	SCB	07/03/24	EUR	(11,030)	(11,813)	(23)
USD/EUR	MSC	07/23/24	EUR	(4,366)	(4,681)	32
USD/GBP	BCL	07/03/24	GBP	(784)	(992)	7
USD/GBP	BCL	07/23/24	GBP	(132)	(167)	—
USD/GBP	CIT	07/23/24	GBP	(584)	(739)	3
USD/HUF	BNP	07/03/24	HUF	(434,243)	(1,177)	30
USD/HUF	HSB	07/23/24	HUF	(347,059)	(940)	(10)
USD/IDR	GSC	07/03/24	IDR	(34,912,166)	(2,132)	(16)
USD/ILS	HSB	07/03/24	ILS	(1,394)	(369)	6
USD/JPY	BCL	07/03/24	JPY	(1,692,251)	(10,520)	296
USD/JPY	SCB	07/03/24	JPY	(1,157,596)	(7,196)	190
USD/JPY	BCL	07/23/24	JPY	(11,961)	(75)	1
USD/JPY	CIT	07/23/24	JPY	(27,526)	(172)	5
USD/JPY	MSC	07/23/24	JPY	(91,985)	(573)	6
USD/KRW	BNP	07/03/24	KRW	(5,140,907)	(3,735)	(21)
USD/MXN	BNP	07/03/24	MXN	(74,492)	(4,071)	219
USD/MXN	GSC	07/23/24	MXN	(55,909)	(3,046)	(54)
USD/NOK	SCB	07/03/24	NOK	(2,770)	(259)	—
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/NZD	MSC	07/03/24	NZD	(834)	(508)	3
USD/NZD	CIT	07/23/24	NZD	(432)	(262)	—
USD/NZD	HSB	07/23/24	NZD	(144)	(88)	1
USD/PEN	CIT	07/03/24	PEN	(727)	(189)	3
USD/PLN	GSC	07/03/24	PLN	(2,169)	(539)	13
USD/PLN	HSB	07/03/24	PLN	(2,808)	(697)	(9)
USD/RON	BNP	07/03/24	RON	(1,467)	(316)	(1)
USD/SEK	MSC	07/03/24	SEK	(10,056)	(949)	6
USD/SEK	BCL	07/23/24	SEK	(830)	(78)	—
USD/SEK	BNP	07/23/24	SEK	(925)	(87)	1
USD/SEK	CIT	07/23/24	SEK	(920)	(87)	2
USD/SGD	BNP	07/03/24	SGD	(955)	(704)	1
USD/THB	HSB	07/03/24	THB	(36,141)	(985)	(1)
USD/ZAR	BCL	07/03/24	ZAR	(10,262)	(564)	(20)
ZAR/USD	BCL	07/03/24	ZAR	10,262	564	11
					11,097	(514)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	344,930	185,617	—	530,547
Corporate Bonds And Notes	—	285,769	—	285,769
Government And Agency Obligations	—	90,428	—	90,428
Non-U.S. Government Agency Asset-Backed Securities	—	41,181	—	41,181
Preferred Stocks	509	333	—	842
Investment Companies	71	—	—	71
Rights	—	—	—	—
Short Term Investments	31,624	473	—	32,097
	377,134	603,801	—	980,935
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,081	—	—	1,081
Open Forward Foreign Currency Contracts	—	1,276	—	1,276
	1,081	1,276	—	2,357
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(639)	—	—	(639)
Open Forward Foreign Currency Contracts	—	(1,790)	—	(1,790)
	(639)	(1,790)	—	(2,429)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.1%
Information Technology 32.0%
Accenture Public Limited Company - Class A (a)	15	4,512
Adobe Inc. (a) (b)	3	1,624
Advanced Micro Devices, Inc. (b)	41	6,646
Analog Devices, Inc. (a)	33	7,498
Apple Inc.	292	61,444
Broadcom Inc. (a)	5	8,384
Cadence Design Systems, Inc. (b)	5	1,621
Cognizant Technology Solutions Corporation - Class A (a)	53	3,631
Corning Incorporated	19	736
Hewlett Packard Enterprise Company	90	1,904
Intuit Inc. (a)	10	6,291
Lam Research Corporation	3	3,028
Micron Technology, Inc.	41	5,365
Microsoft Corporation (a)	159	71,088
Motorola Solutions, Inc.	3	1,250
NVIDIA Corporation	509	62,937
NXP Semiconductors N.V.	29	7,847
Qorvo, Inc. (b)	8	909
Salesforce, Inc.	29	7,457
Seagate Technology Holdings Public Limited Company (a)	43	4,443
ServiceNow, Inc. (a) (b)	10	7,932
TE Connectivity Ltd. (c)	6	894
Texas Instruments Incorporated	42	8,152
Western Digital Corporation (b)	11	838
		286,431
Financials 12.3%
AFLAC Incorporated	29	2,561
Ameriprise Financial, Inc.	3	1,078
AON Public Limited Company - Class A	3	877
Bank of America Corporation	257	10,223
Berkshire Hathaway Inc. - Class B (b)	29	11,687
Block, Inc. - Class A (b)	9	595
Citigroup Inc.	18	1,131
CME Group Inc. - Class A	22	4,329
Corpay Inc (b)	11	2,999
Fidelity National Information Services, Inc.	36	2,719
Fifth Third Bancorp (a)	97	3,524
Goldman Sachs Group Inc, The	12	5,312
Intercontinental Exchange, Inc. (a)	26	3,555
MasterCard Incorporated - Class A	30	13,345
MetLife, Inc.	34	2,421
Principal Financial Group, Inc.	22	1,745
State Street Corporation	42	3,100
The Charles Schwab Corporation	47	3,496
The Progressive Corporation (a)	27	5,555
Travelers Companies, Inc. , The	24	4,838
Truist Financial Corporation	115	4,480
U.S. Bancorp	75	2,967
Visa Inc. - Class A	38	9,864
Wells Fargo & Company	133	7,910
		110,311
Health Care 11.6%
AbbVie Inc. (a)	61	10,476
Baxter International Inc.	17	569
Becton, Dickinson and Company	5	1,090
Biogen Inc. (a) (b)	7	1,599
BioMarin Pharmaceutical Inc. (b)	4	367
Boston Scientific Corporation (b)	62	4,766
Bristol-Myers Squibb Company	111	4,604
Danaher Corporation	20	4,916
DexCom, Inc. (a) (b)	7	838
Elevance Health, Inc. (a)	7	4,069
Eli Lilly and Company	14	12,453
HCA Healthcare, Inc.	3	995
Humana Inc. (a)	6	2,181
Johnson & Johnson	34	5,032
McKesson Corporation	2	1,471
Medtronic, Inc. (a)	51	3,985
Merck & Co., Inc.	41	5,132
Neurocrine Biosciences, Inc. (b)	6	809
Regeneron Pharmaceuticals, Inc. (a) (b)	5	5,666
Sarepta Therapeutics, Inc. (b)	3	451
Stryker Corporation	20	6,663
Thermo Fisher Scientific Inc. (a)	13	7,336
UnitedHealth Group Incorporated	26	13,390
Vertex Pharmaceuticals Incorporated (a) (b)	12	5,537
		104,395
Consumer Discretionary 11.4%
Amazon.com, Inc. (b)	202	39,040
Aptiv PLC (b)	17	1,200
AutoNation, Inc. (b)	1	186
AutoZone, Inc. (b)	2	6,450
Best Buy Co., Inc.	23	1,924
Booking Holdings Inc.	1	5,756
Burlington Stores, Inc. (a) (b)	9	2,063
Chipotle Mexican Grill, Inc. (b)	72	4,511
Expedia Group, Inc. (a) (b)	18	2,229
Hilton Worldwide Holdings Inc.	11	2,463
Lennar Corporation - Class A (a)	8	1,163
LKQ Corporation	13	556
Lowe`s Companies, Inc.	37	8,211
McDonald's Corporation	16	3,978
O'Reilly Automotive, Inc. (b)	1	1,415
Ross Stores, Inc.	21	3,002
Royal Caribbean Cruises Ltd. (b)	20	3,238
Tesla Inc. (a) (b)	45	8,819
TJX Companies, Inc., The	10	1,122
Toll Brothers, Inc.	8	940
Yum! Brands, Inc.	32	4,186
		102,452
Industrials 8.6%
AMETEK, Inc.	3	553
Carrier Global Corporation	58	3,687
Cintas Corporation (a)	2	1,157
CSX Corporation (a)	94	3,158
Deere & Company (a)	17	6,286
Delta Air Lines, Inc.	28	1,317
Eaton Corporation Public Limited Company	16	5,016
FedEx Corporation	11	3,236
Honeywell International Inc.	42	8,925
Howmet Aerospace Inc. (a)	49	3,789
Ingersoll Rand Inc.	16	1,486
Leidos Holdings, Inc.	20	2,926
Masco Corporation (a)	30	1,977
Northrop Grumman Corporation	3	1,187
Otis Worldwide Corporation (a)	48	4,600
RTX Corporation	10	1,048
Textron Inc.	35	2,978
Trane Technologies Public Limited Company (a)	22	7,367
TransDigm Group Incorporated	1	1,537
Uber Technologies, Inc. (a) (b)	76	5,548
Union Pacific Corporation	9	2,071
United Parcel Service, Inc. - Class B (a)	39	5,290
United Rentals, Inc.	3	1,670
		76,809
Communication Services 8.5%
Alphabet Inc. - Class A	116	21,051
Alphabet Inc. - Class C	86	15,737
Comcast Corporation - Class A	161	6,322
Former Charter Communications Parent, Inc. - Class A (a) (b)	6	1,783
Liberty Media Corporation - Series A (b)	29	637
Meta Platforms, Inc. - Class A (a)	49	24,888
Netflix, Inc. (b)	3	2,054
T-Mobile US, Inc. (a)	16	2,842
Warner Music Group Corp. - Class A	33	1,017
		76,331
Consumer Staples 4.7%
Altria Group, Inc.	26	1,195
Church & Dwight Co., Inc.	10	1,021
Coca-Cola Company, The	136	8,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation	9	7,674
Kenvue Inc.	96	1,747
Mondelez International, Inc. - Class A	104	6,839
Monster Beverage 1990 Corporation (b)	50	2,494
PepsiCo, Inc.	33	5,519
Philip Morris International Inc. (a)	24	2,403
Procter & Gamble Company, The	22	3,574
The Estee Lauder Companies Inc. - Class A	8	813
		41,950
Energy 3.7%
Baker Hughes Company - Class A	34	1,192
Chevron Corporation	10	1,539
ConocoPhillips (a)	50	5,684
Diamondback Energy, Inc.	20	3,909
EOG Resources, Inc. (a)	43	5,431
Exxon Mobil Corporation	132	15,152
		32,907
Utilities 2.3%
CMS Energy Corporation	32	1,879
NextEra Energy, Inc.	87	6,143
NRG Energy, Inc.	4	342
PG&E Corporation	239	4,180
The Southern Company (a)	95	7,340
Vistra Corp.	7	565
		20,449
Materials 2.0%
Dow Inc. (a)	74	3,935
Eastman Chemical Company	9	865
Linde Public Limited Company	17	7,615
LyondellBasell Industries N.V. - Class A	23	2,211
Martin Marietta Materials, Inc.	2	1,162
Nucor Corporation (a)	7	1,105
PPG Industries, Inc.	9	1,165
		18,058
Real Estate 2.0%
Digital Realty Trust, Inc. (a)	21	3,225
Equity Lifestyle Properties, Inc. (a)	29	1,877
ProLogis Inc.	45	5,050
SBA Communications Corporation - Class A (a)	13	2,633
Ventas, Inc. (a)	59	3,018
Welltower Inc.	19	1,987
		17,790
Total Common Stocks (cost $657,320)		887,883
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	8,231	8,231
Total Short Term Investments (cost $8,231)		8,231
Total Investments 100.0% (cost $665,551)		896,114
Total Purchased Options 0.8% (cost $6,926)		7,011
Other Derivative Instruments (0.8)%		(7,282)
Other Assets and Liabilities, Net 0.0%		293
Total Net Assets 100.0%		896,136

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	15,136	92,317	99,222	284	—	—	8,231	0.9

JNL/JPMorgan Hedged Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/18/24	836	894	0.1

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	33	September 2024	9,084	(41)	27

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	5,170.00	09/30/24	1,642	848,914	7,011

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	5,750.00	09/30/24	1,642	944,150	(5,977)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
S&P 500 Index	Put	4,360.00	09/30/24	1,642	715,912	(1,264)
						(7,241)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	887,883	—	—	887,883
Short Term Investments	8,231	—	—	8,231
	896,114	—	—	896,114
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	27	—	—	27
Exchange Traded Purchased Options	7,011	—	—	7,011
	7,038	—	—	7,038
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(7,241)	—	—	(7,241)
	(7,241)	—	—	(7,241)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.5%
Information Technology 24.9%
Amphenol Corporation - Class A	416	28,035
Arista Networks, Inc. (a)	77	26,949
Astera Labs, Inc. (a)	86	5,213
Confluent, Inc. - Class A (a)	1,067	31,510
CrowdStrike Holdings, Inc. - Class A (a)	59	22,807
CyberArk Software Ltd. (a)	70	19,259
Datadog, Inc. - Class A (a)	413	53,607
Elastic N.V. (a)	227	25,830
Entegris, Inc.	420	56,923
Gartner, Inc. (a)	114	51,204
Globant S.A. (a)	142	25,313
HubSpot, Inc. (a)	88	52,150
Lam Research Corporation	21	22,684
Marvell Technology, Inc.	366	25,604
MongoDB, Inc. - Class A (a)	129	32,357
Monolithic Power Systems, Inc.	66	54,380
On Semiconductor Corporation (a)	261	17,875
Onto Innovation Inc. (a)	87	19,106
Palantir Technologies Inc. - Class A (a)	681	17,242
Palo Alto Networks, Inc. (a)	74	25,111
Procore Technologies, Inc. (a)	317	21,026
Rambus Inc. (a)	379	22,278
Rubrik, Inc. - Class A (a)	173	5,293
Snowflake Inc. - Class A (a)	110	14,826
Super Micro Computer, Inc. (a)	64	52,411
Synopsys, Inc. (a)	53	31,593
Teledyne Technologies Incorporated (a)	47	18,050
Teradyne, Inc.	279	41,307
		819,943
Industrials 19.6%
AAON, Inc.	322	28,100
Air Lease Corporation - Class A	489	23,228
AMETEK, Inc.	183	30,536
Booz Allen Hamilton Holding Corporation - Class A	376	57,880
Cintas Corporation	24	17,072
Copart, Inc. (a)	506	27,391
ESAB Corporation	171	16,105
HEICO Corporation - Class A	313	55,508
Hubbell Incorporated	61	22,254
Ingersoll Rand Inc.	367	33,350
ITT Inc.	324	41,849
J.B. Hunt Transport Services, Inc.	114	18,182
Mine Safety Appliances Company, LLC	112	20,933
Quanta Services, Inc.	201	51,018
Saia, Inc. (a)	97	46,095
Simpson Manufacturing Co., Inc.	125	21,086
Trane Technologies Public Limited Company	130	42,867
Vertiv Holdings Co - Class A	760	65,772
Westinghouse Air Brake Technologies Corporation	160	25,262
		644,488
Health Care 16.9%
Acadia Healthcare Company, Inc. (a)	270	18,254
Agilent Technologies, Inc.	151	19,623
Align Technology, Inc. (a)	96	23,139
Alnylam Pharmaceuticals, Inc. (a)	164	39,930
Amicus Therapeutics, Inc. (a)	904	8,969
Apellis Pharmaceuticals, Inc. (a)	310	11,903
Centene Corporation (a)	317	21,013
DexCom, Inc. (a)	559	63,368
Exact Sciences Corporation (a)	467	19,713
Exelixis, Inc. (a)	789	17,730
IDEXX Laboratories, Inc. (a)	45	22,102
Insmed Incorporated (a)	245	16,436
Inspire Medical Systems, Inc. (a)	124	16,650
Intra-Cellular Therapies, Inc. (a)	359	24,569
IQVIA Holdings Inc (a)	73	15,457
McKesson Corporation	67	39,085
Mettler-Toledo International Inc. (a)	13	18,360
Natera, Inc. (a)	434	47,012
Neurocrine Biosciences, Inc. (a)	170	23,461
Royalty Pharma PLC - Class A	550	14,495
Sarepta Therapeutics, Inc. (a)	55	8,729
The Cooper Companies, Inc.	252	22,032
Viking Therapeutics, Inc. (a)	206	10,941
West Pharmaceutical Services, Inc.	100	33,042
		556,013
Consumer Discretionary 12.6%
AutoZone, Inc. (a)	7	20,912
Bright Horizons Family Solutions, Inc. (a)	279	30,719
Burlington Stores, Inc. (a)	110	26,442
Chipotle Mexican Grill, Inc. (a)	323	20,264
Domino's Pizza, Inc.	78	40,207
DoorDash, Inc. - Class A (a)	267	29,044
Floor & Decor Holdings, Inc. - Class A (a)	128	12,771
Garmin Ltd.	166	27,059
Hilton Worldwide Holdings Inc.	237	51,711
Las Vegas Sands Corp.	808	35,747
Pool Corporation	77	23,535
Ross Stores, Inc.	237	34,443
Thor Industries, Inc.	134	12,484
Tractor Supply Company	177	47,737
		413,075
Financials 12.0%
Ares Management Corporation - Class A	360	47,925
Arthur J. Gallagher & Co.	106	27,506
FactSet Research Systems Inc.	53	21,458
Interactive Brokers Group, Inc. - Class A	273	33,472
KKR & Co. Inc. - Class A	294	30,929
LPL Financial Holdings Inc.	117	32,612
Moody's Corporation	80	33,734
MSCI Inc. - Class A	66	31,911
NU Holdings Ltd. - Class A (a)	1,842	23,738
Raymond James Financial, Inc.	189	23,328
Remitly Global, Inc. (a)	648	7,856
Robinhood Markets, Inc. - Class A (a)	1,137	25,816
Rocket Companies, Inc. - Class A (a) (b)	1,483	20,311
Tradeweb Markets Inc. - Class A	323	34,224
		394,820
Communication Services 4.0%
Pinterest, Inc. - Class A (a)	377	16,623
Take-Two Interactive Software, Inc. (a)	196	30,402
The Trade Desk, Inc. - Class A (a)	851	83,148
		130,173
Consumer Staples 3.2%
Casey's General Stores, Inc.	53	20,264
Celsius Holdings, Inc. (a)	288	16,467
Constellation Brands, Inc. - Class A	115	29,473
e.l.f. Beauty, Inc. (a)	189	39,832
		106,036
Energy 3.1%
Cheniere Energy, Inc.	213	37,249
EOG Resources, Inc.	206	25,887
TechnipFMC PLC	1,495	39,085
		102,221
Utilities 0.6%
Vistra Corp.	230	19,742
Materials 0.6%
Eagle Materials Inc.	85	18,419
Total Common Stocks (cost $2,704,582)		3,204,930
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	23,936	23,936
Total Short Term Investments (cost $23,936)		23,936
Total Investments 98.3% (cost $2,728,518)		3,228,866
Other Assets and Liabilities, Net 1.7%		57,487
Total Net Assets 100.0%		3,286,353

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

as of June 30, 2024.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	37,367	257,543	270,974	781	—	—	23,936	0.7
JNL Government Money Market Fund, 5.31% - Class SL	—	7,474	7,474	6	—	—	—	—
	37,367	265,017	278,448	787	—	—	23,936	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,204,930	—	—	3,204,930
Short Term Investments	23,936	—	—	23,936
	3,228,866	—	—	3,228,866

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 80.2%
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	7	7
7.00%, 10/01/31 - 06/01/32	7	7
5.00%, 08/01/33 - 12/01/34	227	227
5.50%, 07/01/38	598	610
4.50%, 10/01/40	283	276
3.50%, 09/01/46 - 01/01/50	5,680	5,086
3.00%, 01/01/47 - 06/01/50	6,532	5,675
2.50%, 05/01/50	8,506	7,013
2.00%, 09/01/50 - 09/01/51	20,853	16,483
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	26,331	24,693
3.18%, 09/01/25	4,565	4,529
3.10%, 01/01/26	7,500	7,252
6.50%, 03/01/26 - 03/01/36	63	64
3.33%, 03/01/27	2,221	2,139
3.02%, 06/01/27 (a)	1,934	1,847
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	9	9
6.00%, 02/01/31 - 12/01/36	1,406	1,448
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	28,799
3.54%, 06/01/32	1,822	1,682
1.94%, 10/01/33	10,000	7,944
2.52%, 09/01/34	7,040	5,862
2.41%, 10/01/34	10,152	8,377
5.50%, 02/01/35 - 10/01/36	774	787
1.78%, 05/01/35	15,000	11,158
5.00%, 09/01/35 - 06/01/53	27,490	26,727
2.04%, 06/01/37	5,232	3,893
3.50%, 06/01/42 - 04/01/52	29,959	27,072
3.00%, 03/01/43 - 09/01/52	36,351	31,459
2.00%, 10/01/50	11,235	8,860
2.50%, 10/01/50 - 01/01/52	13,673	11,268
4.50%, 08/01/52 - 10/01/52	68,074	64,595
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	289	294
2.50%, 09/15/49 - 01/20/50	16,201	13,651
3.00%, 04/15/50	9,188	8,110
3.50%, 09/20/51	6,954	6,166
		344,073
U.S. Treasury Note 17.9%
Treasury, United States Department of
1.75%, 03/15/25	10,000	9,758
2.75%, 05/15/25	10,000	9,794
2.63%, 01/31/26	25,000	24,141
2.00%, 11/15/26	15,000	14,114
2.25%, 02/15/27 - 08/15/27	105,000	98,648
0.63%, 03/31/27	25,000	22,484
4.13%, 10/31/27	10,000	9,887
4.00%, 06/30/28	20,000	19,694
1.50%, 11/30/28	25,000	22,125
		230,645
Collateralized Mortgage Obligations 13.4%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,698	4,229
Series BY-3104, REMIC, 5.50%, 01/15/26	177	176
Series KW-3874, REMIC, 4.50%, 06/15/26	323	321
Series B-3917, REMIC, 4.50%, 08/15/26	101	100
Series GT-3270, REMIC, 5.50%, 01/15/27	279	278
Series DG-3737, REMIC, 5.00%, 10/15/30	91	90
Series PA-3981, REMIC, 3.00%, 04/15/31	389	384
Series AM-2525, REMIC, 4.50%, 04/15/32	58	57
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,185
Series MJ-2638, REMIC, 5.00%, 07/15/33	342	339
Series MU-2915, REMIC, 5.00%, 01/15/35	478	476
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,632	2,625
Series CB-3688, REMIC, 4.00%, 06/15/36	392	375
Series PB-3283, REMIC, 5.50%, 07/15/36	416	418
Series B-3413, REMIC, 5.50%, 04/15/37	141	144
Series PE-3341, REMIC, 6.00%, 07/15/37	282	288
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,802	2,575
Series QH-3699, REMIC, 5.50%, 07/15/40	421	420
Series PB-4047, REMIC, 3.50%, 01/15/41	1,328	1,304
Series YN-4094, REMIC, 3.00%, 08/15/42	2,256	2,082
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	3,897
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,004
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,176
Series KR-4945, REMIC, 2.50%, 09/25/49	4,638	3,911
Series MD-4937, REMIC, 2.50%, 10/25/49	3,723	3,162
Series PA-4933, REMIC, 2.50%, 10/25/49	5,813	4,961
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,714	5,787
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	5,916	5,640
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,526
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	17	17
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	5,283	4,912
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,746	1,696
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,031
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,496
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,831
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,524
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	68	68
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	803	806
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	304	240
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,089
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	47	47
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,365
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	909	905
Series 2010-SL-4, REMIC, 0.00%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	17
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	43	42
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	522	511
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,315
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,380	1,445
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	568	531
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	370	370
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,078
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,804	2,494
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	865	829
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,350	2,160
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,300
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	5,321	4,805
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,022	2,652
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,909	1,710
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	8,998	7,879
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,444	3,809
Series 2009-A-W1, REMIC, 5.99%, 12/25/49	109	112
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	9,146	7,272
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	3	3
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	280	283
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	412	412
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	559	560
Interest Only, Series 2008-SA-40, REMIC, 0.96%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	578	30
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	111	110
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,024	979
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	12,002	11,832
Interest Only, Series 2011-SH-97, REMIC, 0.68%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	957	64
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,268
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,001
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,817
Series 2013-FA-H16, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	1,349	1,344
		171,991
U.S. Treasury Bond 12.0%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	52,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2.38%, 02/15/42	15,000	10,917
3.88%, 02/15/43 - 05/15/43	18,000	16,261
3.75%, 11/15/43	48,000	42,412
3.00%, 05/15/45 - 02/15/48	37,500	28,976
2.25%, 08/15/49	5,000	3,231
		154,341
Commercial Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	2,607	2,519
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,673
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,490
Series APT2-Q013, REMIC, 1.16%, 05/25/50 (a)	4,492	4,449
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	1,864	1,757
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	3,361	3,204
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,061
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,378
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,941	7,485
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	11,554	10,421
		52,437
U.S. Government Agency Obligations 3.0%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (b)	7,500	6,386
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,383
FHLBanks Office of Finance
5.75%, 06/12/26 (b)	5,000	5,089
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (b) (c)	20,660	15,981
Tennessee Valley Authority
0.75%, 05/15/25 (b)	4,500	4,331
Interest Only, 0.00%, 07/15/37 (b) (c)	6,000	3,124
		38,294
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
1.38%, 02/15/44 (d)	44,733	38,247
Non-U.S. Government Agency Asset-Backed Securities 0.0%
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	336	347
Total Government And Agency Obligations (cost $1,167,980)		1,030,375
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.9%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	263	229
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.87%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e)	149	121
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,039
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,263
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	775	743
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,260
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,625
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,117	7,654
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	133	129
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,624
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,856
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,232	5,904
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,792
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,816
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.72%, 02/25/34 (a)	190	158
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.61%, 10/25/34 (a)	31	30
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,077	900
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,857	12,200
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,010	3,768
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.72%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	6	14
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,850	9,926
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.88%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e)	224	174
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,627	10,765
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	145	132
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,348
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,797
Total Non-U.S. Government Agency Asset-Backed Securities (cost $124,474)		114,267
CORPORATE BONDS AND NOTES 7.5%
Financials 3.2%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,532
Bank of America Corporation
6.20%, 11/10/28	8,315	8,561
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	6,041
KeyBank National Association
5.85%, 11/15/27	8,000	7,971
Morgan Stanley
2.70%, 01/22/31	4,300	3,765
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,453
State Street Corporation
3.15%, 03/30/31	2,000	1,805
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,552
		41,680
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	6,674
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,349
		16,023
Consumer Staples 1.1%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,392
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,130
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,106
The Kroger Co.
1.70%, 01/15/31	5,000	4,029
		13,657

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Health Care 0.5%
MultiCare Health System
2.80%, 08/15/50	1,250	754
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,215
Zoetis Inc.
2.00%, 05/15/30	2,200	1,850
		6,819
Utilities 0.5%
Ameren Illinois Company
5.90%, 12/01/52	625	645
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,205
		5,850
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	5,070
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,435
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	987
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,569
		2,556
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,232
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	92
Total Corporate Bonds And Notes (cost $102,556)		96,414
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 5.21% (h) (i)	37,965	37,965
Total Short Term Investments (cost $37,965)		37,965
Total Investments 99.5% (cost $1,432,975)		1,279,021
Other Assets and Liabilities, Net 0.5%		6,463
Total Net Assets 100.0%		1,285,484

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $24,129 and 1.9% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	55,867	289,528	307,430	1,041	—	—	37,965	3.0
JNL Government Money Market Fund, 5.31% - Class SL	—	287	287	—	—	—	—	—
	55,867	289,815	307,717	1,041	—	—	37,965	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,030,375	—	1,030,375
Non-U.S. Government Agency Asset-Backed Securities	—	114,267	—	114,267
Corporate Bonds And Notes	—	96,414	—	96,414
Short Term Investments	37,965	—	—	37,965
	37,965	1,241,056	—	1,279,021

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.6%
Financials 23.5%
American Express Company	107	24,771
Ares Management Corporation - Class A	90	12,049
Bank of America Corporation	1,030	40,964
Berkshire Hathaway Inc. - Class B (a)	95	38,463
BlackRock, Inc.	28	22,076
Blackstone Inc. - Class A	61	7,605
Capital One Financial Corporation	44	6,075
Chubb Limited	76	19,248
Fiserv, Inc. (a)	93	13,876
Goldman Sachs Group Inc, The	28	12,620
Hartford Financial Services Group, Inc. , The	181	18,235
M&T Bank Corporation	112	16,921
Marsh & Mclennan Companies, Inc.	50	10,592
MetLife, Inc.	262	18,396
Morgan Stanley	336	32,624
The Charles Schwab Corporation	436	32,120
The PNC Financial Services Group, Inc.	119	18,477
U.S. Bancorp	305	12,123
Wells Fargo & Company	799	47,477
		404,712
Health Care 15.8%
AbbVie Inc.	161	27,558
Becton, Dickinson and Company	49	11,475
Boston Scientific Corporation (a)	241	18,549
Bristol-Myers Squibb Company	463	19,243
Eli Lilly and Company	12	11,046
Humana Inc.	31	11,576
Johnson & Johnson	158	23,022
Medtronic, Inc.	170	13,415
Merck & Co., Inc.	67	8,256
Pfizer Inc.	263	7,357
Regeneron Pharmaceuticals, Inc. (a)	14	15,018
The Cigna Group	51	16,848
Thermo Fisher Scientific Inc.	12	6,866
UnitedHealth Group Incorporated	83	42,357
Universal Health Services, Inc. - Class B	55	10,083
Vertex Pharmaceuticals Incorporated (a)	39	18,326
Zimmer Biomet Holdings, Inc.	93	10,063
		271,058
Industrials 14.9%
Carrier Global Corporation	452	28,505
CSX Corporation	995	33,287
Deere & Company	14	5,163
Dover Corporation	154	27,806
Eaton Corporation Public Limited Company	87	27,302
General Dynamics Corporation	102	29,708
Northrop Grumman Corporation	25	10,971
Parker-Hannifin Corporation	33	16,430
Republic Services, Inc.	53	10,260
RTX Corporation	200	20,041
Union Pacific Corporation	82	18,588
United Parcel Service, Inc. - Class B	207	28,327
		256,388
Information Technology 8.8%
Advanced Micro Devices, Inc. (a)	93	15,119
Analog Devices, Inc.	148	33,759
International Business Machines Corporation	55	9,508
Microsoft Corporation	65	29,121
NXP Semiconductors N.V.	88	23,692
Teradyne, Inc.	78	11,549
Texas Instruments Incorporated	148	28,778
		151,526
Energy 8.3%
Chevron Corporation	238	37,195
ConocoPhillips	393	44,977
EOG Resources, Inc.	203	25,550
Exxon Mobil Corporation	304	34,990
		142,712
Consumer Discretionary 7.6%
AutoZone, Inc. (a)	6	17,888
Booking Holdings Inc.	2	8,945
Home Depot, Inc. , The	59	20,280
Lowe`s Companies, Inc.	108	23,760
McDonald's Corporation	61	15,457
NIKE, Inc. - Class B	93	7,034
O'Reilly Automotive, Inc. (a)	12	12,628
TJX Companies, Inc., The	230	25,340
		131,332
Consumer Staples 6.1%
Dollar General Corporation	71	9,361
Mondelez International, Inc. - Class A	189	12,368
PepsiCo, Inc.	72	11,857
Philip Morris International Inc.	260	26,331
Procter & Gamble Company, The	135	22,236
Walmart Inc.	334	22,644
		104,797
Materials 5.0%
Air Products and Chemicals, Inc.	106	27,370
Axalta Coating Systems Ltd. (a)	839	28,680
Ball Corporation	115	6,914
Legacy Vulcan Corp.	91	22,703
		85,667
Communication Services 4.4%
Alphabet Inc. - Class C	90	16,436
Comcast Corporation - Class A	572	22,391
Meta Platforms, Inc. - Class A	38	19,013
T-Mobile US, Inc.	54	9,459
Walt Disney Company, The	86	8,550
		75,849
Utilities 4.0%
CMS Energy Corporation	263	15,681
Entergy Corporation	50	5,385
NextEra Energy, Inc.	287	20,313
Public Service Enterprise Group Incorporated	241	17,769
XCEL Energy Inc.	190	10,138
		69,286
Real Estate 1.2%
AvalonBay Communities, Inc.	28	5,849
Host Hotels & Resorts, Inc.	456	8,193
Ventas, Inc.	143	7,341
		21,383
Total Common Stocks (cost $1,340,096)		1,714,710
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.21% (e) (f)	5,196	5,196
Total Short Term Investments (cost $5,196)		5,196
Total Investments 99.9% (cost $1,345,292)		1,719,906
Other Assets and Liabilities, Net 0.1%		1,461
Total Net Assets 100.0%		1,721,367

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	17,600	184,030	196,434	274	—	—	5,196	0.3

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,714,710	—	—	1,714,710
Other Equity Interests	—	—	—	—
Short Term Investments	5,196	—	—	5,196
	1,719,906	—	—	1,719,906

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 97.2%
United Kingdom 17.2%
Ashtead Group Public Limited Company	85	5,655
Coca-Cola Europacific Partners PLC	160	11,740
Compass Group PLC	346	9,439
Experian PLC	164	7,627
Informa PLC	683	7,375
JD Sports Fashion PLC	3,356	5,038
London Stock Exchange Group PLC	79	9,338
National Grid PLC	506	5,653
Relx PLC	349	16,024
WPP 2012 Limited	552	5,048
		82,937
Japan 17.0%
Advantest Corporation	105	4,261
BayCurrent Consulting , Inc.	212	4,262
Daikin Industries, Ltd.	40	5,518
FANUC Corporation	251	6,921
Hoya Corporation	82	9,534
Kobe Bussan Co., Ltd.	139	3,093
Mitsubishi Electric Corporation	394	6,311
MonotaRO Co., Ltd. (a)	479	5,620
Nippon Sanso Holdings Corporation	241	7,166
Renesas Electronics Corporation	500	9,435
Shimadzu Corporation	189	4,752
Suzuki Motor Corporation	464	5,370
Trial Holdings Inc.	191	2,996
ULVAC, Inc.	109	7,142
		82,381
Germany 11.2%
Continental Aktiengesellschaft	86	4,876
CTS Eventim AG & Co. KGaA	70	5,812
Gerresheimer AG	55	5,879
Hensoldt AG	219	8,054
Infineon Technologies AG - Class N	188	6,883
MERCK Kommanditgesellschaft auf Aktien	63	10,489
Siemens Aktiengesellschaft - Class N	66	12,230
		54,223
Denmark 7.5%
Carlsberg A/S - Class B	81	9,733
Novo Nordisk A/S - Class B	186	26,628
		36,361
Ireland 6.8%
CRH Public Limited Company	110	8,231
Icon Public Limited Company (b)	47	14,721
Ryanair Holdings Public Limited Company - ADR	85	9,878
		32,830
United States of America 6.7%
Accenture Public Limited Company - Class A	34	10,404
AON Public Limited Company - Class A	41	11,891
Chubb Limited	39	9,911
		32,206
Netherlands 5.6%
ASML Holding N.V.	21	21,146
STMicroelectronics N.V.	153	6,037
		27,183
Canada 5.4%
Canadian Pacific Kansas City Limited	114	8,976
Suncor Energy Inc.	193	7,355
Toromont Industries Ltd.	111	9,860
		26,191
France 5.0%
Airbus SE	79	10,920
Engie	460	6,580
Pernod Ricard	50	6,729
		24,229
Switzerland 3.6%
ABB Ltd - Class N	193	10,715
VAT Group AG (c)	12	6,730
		17,445
Israel 3.0%
Israel Discount Bank Limited	1,768	8,753
Wix.Com Ltd. (b)	37	5,819
		14,572
Italy 2.1%
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	272	10,063
Finland 2.0%
Sampo Oyj - Class A	221	9,519
Sweden 1.7%
Hexagon Aktiebolag - Class B	743	8,386
Belgium 1.3%
KBC Groep	87	6,105
Portugal 1.1%
EDP, S.A.	1,476	5,527
Total Common Stocks (cost $415,683)		470,158
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	12,028	12,028
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	—	—
Total Short Term Investments (cost $12,028)		12,028
Total Investments 99.7% (cost $427,711)		482,186
Other Assets and Liabilities, Net 0.3%		1,228
Total Net Assets 100.0%		483,414

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	13,904	86,525	88,401	285	—	—	12,028	2.5
JNL Government Money Market Fund, 5.31% - Class SL	—	14,126	14,126	32	—	—	—	—
	13,904	100,651	102,527	317	—	—	12,028	2.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
VAT Group AG	03/08/24	6,324	6,730	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	97,046	373,112	—	470,158
Short Term Investments	12,028	—	—	12,028
	109,074	373,112	—	482,186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.8%
United States of America 57.1%
Alnylam Pharmaceuticals, Inc. (a)	73	17,636
Alphabet Inc. - Class A	234	42,693
Amazon.com, Inc. (a)	248	47,863
Autodesk, Inc. (a)	26	6,324
Block, Inc. - Class A (a)	99	6,413
Boeing Company, The (a)	148	26,853
Deere & Company	11	4,158
Doximity, Inc. - Class A (a)	239	6,690
Expeditors International of Washington, Inc. - Class A	37	4,674
Meta Platforms, Inc. - Class A	106	53,478
Microsoft Corporation	69	31,047
Netflix, Inc. (a)	46	31,370
Oracle Corporation	206	29,139
Qualcomm Incorporated	63	12,559
Salesforce, Inc.	59	15,099
SEI Investments Company	80	5,162
Tesla Inc. (a)	144	28,402
Under Armour, Inc. - Class A (a)	449	2,996
Vertex Pharmaceuticals Incorporated (a)	31	14,345
Visa Inc. - Class A	93	24,471
Yum! Brands, Inc.	32	4,184
		415,556
China 7.5%
Alibaba Group Holding Limited - ADR	88	6,317
Baidu, Inc. - Class A - ADR (a) (b)	85	7,357
Tencent Holdings Limited	398	18,902
Trip.com Group Limited - ADR (a)	357	16,797
Yum China Holdings, Inc.	173	5,341
		54,714
Argentina 6.1%
MercadoLibre, Inc. (a)	27	44,360
United Kingdom 5.8%
Arm Holdings PLC - ADR (a)	109	17,819
Experian PLC	365	16,918
Reckitt Benckiser Group PLC	38	2,062
Unilever PLC	96	5,245
		42,044
Switzerland 5.6%
CRISPR Therapeutics AG (a) (b)	197	10,649
Nestle S.A. - Class N	57	5,815
Novartis AG - Class N	227	24,240
		40,704
Netherlands 4.8%
Adyen N.V. (a) (c)	17	20,806
NXP Semiconductors N.V.	53	14,162
		34,968
Denmark 3.7%
Novo Nordisk A/S - Class B	186	26,560
Canada 3.1%
Shopify Inc. - Class A (a)	346	22,856
Japan 1.6%
FANUC Corporation	435	11,961
Brazil 1.5%
American Beverage Co Ambev - ADR	5,491	11,256
France 0.8%
Pluxee France (a)	51	1,441
Societe d'exploitation Hoteliere	51	4,620
		6,061
Hong Kong 0.2%
Budweiser Brewing Company APAC Limited (c)	954	1,120
Total Common Stocks (cost $517,585)		712,160
PREFERRED STOCKS 1.2%
Switzerland 1.2%
Roche Holding AG	31	8,567
Total Preferred Stocks (cost $10,415)		8,567
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	5,950	5,950
Total Short Term Investments (cost $5,950)		5,950
Total Investments 99.8% (cost $533,950)		726,677
Other Assets and Liabilities, Net 0.2%		1,327
Total Net Assets 100.0%		728,004

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	5,624	93,087	92,761	192	—	—	5,950	0.8

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	21,572	20,806	2.9
Budweiser Brewing Company APAC Limited	04/21/20	2,610	1,120	0.1
		24,182	21,926	3.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	572,470	139,690	—	712,160
Preferred Stocks	—	8,567	—	8,567
Short Term Investments	5,950	—	—	5,950
	578,420	148,257	—	726,677

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 62.6%
Financials 26.3%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	2,778	2,740
6.34%, 09/18/27 (a) (b)	600	607
AEGON Funding Company LLC
5.50%, 04/16/27 (a)	1,260	1,254
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,475	2,441
6.45%, 04/15/27	289	296
AIB Group Public Limited Company
6.61%, 09/13/29 (a)	745	769
AIG Global Funding
5.75%, 07/02/26 (a)	380	381
5.20%, 01/12/29 (a)	418	416
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,313
American Express Company
6.34%, 10/30/26	1,592	1,608
Aon Corporation
8.21%, 01/01/27	617	653
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	974	972
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,040
6.25%, 04/15/28 (a)	533	544
5.38%, 07/15/29 (a)	345	341
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,934
2.13%, 02/21/26 (a)	243	228
4.25%, 04/15/26 (a)	2,307	2,241
3.25%, 02/15/27 (a)	378	354
2.75%, 02/21/28 (a)	343	308
6.38%, 05/04/28 (a)	249	253
5.75%, 03/01/29 - 11/15/29 (a)	939	933
Banco Bilbao Vizcaya Argentaria, S.A.
5.38%, 03/13/29 (b)	800	799
Bank of America Corporation
3.95%, 04/21/25	241	237
3.09%, 10/01/25	2,020	2,006
2.46%, 10/22/25	1,108	1,096
1.53%, 12/06/25	442	434
1.32%, 06/19/26	1,426	1,367
1.20%, 10/24/26	2,263	2,134
1.73%, 07/22/27	607	562
4.95%, 07/22/28	1,070	1,059
Bank of Ireland Group Public Limited Company
6.25%, 09/16/26 (a) (b)	1,739	1,742
2.03%, 09/30/27 (a)	1,172	1,079
5.60%, 03/20/30 (a)	854	849
Bank of Montreal
5.27%, 12/11/26	445	444
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,060
Barclays PLC
2.85%, 05/07/26 (b)	350	341
5.20%, 05/12/26 (b)	1,618	1,598
5.83%, 05/09/27	1,176	1,178
6.50%, 09/13/27	725	737
Block, Inc.
2.75%, 06/01/26	253	239
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a) (c)	624	616
BNP Paribas
2.82%, 11/19/25 (a) (b)	1,231	1,216
2.22%, 06/09/26 (a) (b)	1,563	1,511
2.59%, 01/20/28 (a)	2,104	1,955
5.13%, 01/13/29 (a)	221	219
5.50%, 05/20/30 (a)	898	893
BPCE
4.50%, 03/15/25 (a)	1,871	1,847
5.98%, 01/18/27 (a) (b)	846	846
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	558	558
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	932
5.65%, 06/10/29 (a)	748	748
CaixaBank, S.A.
5.67%, 03/15/30 (a)	380	379
Canadian Imperial Bank of Commerce
5.24%, 06/28/27 (b)	651	649
5.00%, 04/28/28	727	721
CIT Bank, N.A.
2.97%, 09/27/25	507	502
Citigroup Inc.
4.40%, 06/10/25	1,854	1,828
3.11%, 04/08/26	3,779	3,702
3.89%, 01/10/28	817	788
5.17%, 02/13/30	1,268	1,259
Citizens Bank, National Association
6.06%, 10/24/25	329	328
5.28%, 01/26/26	1,062	1,059
4.58%, 08/09/28 (d)	759	733
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	467
CNO Financial Group, Inc.
5.25%, 05/30/25	609	606
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	930
5.88%, 06/04/27 (a)	943	946
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	841	831
Daimler Trucks Finance North America LLC
5.13%, 09/25/27 (a)	436	434
Danske Bank A/S
3.24%, 12/20/25 (a)	2,620	2,585
6.47%, 01/09/26 (a)	1,265	1,268
1.62%, 09/11/26 (a)	3,851	3,662
5.43%, 03/01/28 (a)	637	637
4.30%, 04/01/28 (a)	367	355
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,075
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (e)	1,030	1,064
6.50%, 06/04/29	449	447
F&G Global Funding
0.90%, 09/20/24 (a)	348	344
5.15%, 07/07/25 (a)	1,915	1,898
2.30%, 04/11/27 (a)	608	551
5.88%, 06/10/27 (a)	651	647
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	440	444
5.25%, 04/26/29 (a)	868	865
Ford Motor Credit Company LLC
5.13%, 06/16/25	600	595
3.38%, 11/13/25	1,539	1,488
5.85%, 05/17/27	621	621
5.80%, 03/08/29	1,112	1,108
GA Global Funding Trust
0.80%, 09/13/24 (a)	3,744	3,704
5.50%, 01/08/29 (a)	821	821
General Motors Financial Company, Inc.
2.75%, 06/20/25	753	732
5.40%, 04/06/26 - 05/08/27	1,112	1,110
5.35%, 07/15/27	454	453
5.55%, 07/15/29	509	509
Global Payments Inc.
2.65%, 02/15/25	318	312
4.95%, 08/15/27	841	832
Goldman Sachs Group Inc, The
5.80%, 08/10/26	571	571
1.95%, 10/21/27	3,170	2,925
2.64%, 02/24/28	420	391
4.22%, 05/01/29	2,501	2,407
HSBC Holdings PLC
3.00%, 03/10/26 (b)	1,048	1,029
5.89%, 08/14/27 (b)	762	767

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.60%, 05/17/28	869	873
Huntington Bancshares Incorporated
4.44%, 08/04/28	403	390
ING Groep N.V.
6.08%, 09/11/27 (b)	1,325	1,339
Intesa Sanpaolo SPA
3.25%, 09/23/24 (a)	2,283	2,268
5.71%, 01/15/26 (a)	200	198
JPMorgan Chase & Co.
2.30%, 10/15/25	1,295	1,282
5.55%, 12/15/25	1,615	1,613
6.26%, (SOFR + 0.92%), 02/24/26 (f)	1,744	1,759
6.52%, (SOFR + 1.18%), 02/24/28 (f)	433	437
KeyBank National Association
4.70%, 01/26/26	1,404	1,376
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	272	271
LPL Holdings, Inc.
5.70%, 05/20/27	251	252
4.63%, 11/15/27 (a)	1,088	1,051
6.75%, 11/17/28	756	793
M&T Bank Corporation
4.55%, 08/16/28	637	611
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,021	2,001
Macquarie Group Limited
1.20%, 10/14/25 (a)	442	436
5.11%, 08/09/26 (a)	1,152	1,146
1.34%, 01/12/27 (a)	645	605
Manufacturers and Traders Trust Company
4.65%, 01/27/26	2,603	2,553
4.70%, 01/27/28	397	382
MET Tower Global Funding
5.25%, 04/12/29 (a)	374	376
MGIC Investment Corporation
5.25%, 08/15/28	537	522
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,257	1,256
5.06%, 09/12/25	812	811
5.72%, 02/20/26	594	594
Morgan Stanley
4.68%, 07/17/26	175	173
5.12%, 02/01/29	623	620
5.45%, 07/20/29	720	725
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	370	372
5.45%, 12/12/28 (a)	620	623
National Securities Clearing Corporation
4.90%, 06/26/29 (a)	564	562
NatWest Group PLC
7.47%, 11/10/26 (b)	1,512	1,544
5.58%, 03/01/28 (b)	270	270
4.89%, 05/18/29 (b)	200	196
5.81%, 09/13/29	1,248	1,264
NatWest Markets PLC
5.42%, 05/17/27 (a)	633	633
Navient Corporation
5.88%, 10/25/24	354	353
6.75%, 06/25/25	363	363
NMI Holdings, Inc.
6.00%, 08/15/29	256	254
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	1,886	1,875
Principal Life Global Funding II
5.10%, 01/25/29 (a)	655	651
Radian Group Inc.
6.20%, 05/15/29	607	613
RGA Global Funding
5.45%, 05/24/29 (a)	502	502
Santander Holdings USA, Inc.
3.24%, 10/05/26	217	205
2.49%, 01/06/28	385	355
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)	397	389
6.53%, 01/10/29 (b)	955	980
Shinbo 2024 First Securitization Specialty Co., Ltd.
5.36%, 05/29/27 (a)	807	810
Societe Generale
2.23%, 01/21/26 (a) (b)	555	543
1.49%, 12/14/26 (a)	500	468
5.63%, 01/19/30 (a) (b)	211	208
Standard Chartered PLC
2.82%, 01/30/26 (a)	1,240	1,218
6.19%, 07/06/27 (a) (b)	306	308
6.75%, 02/08/28 (a)	393	403
5.69%, 05/14/28 (a)	457	457
Sumitomo Mitsui Financial Group, Inc.
5.80%, 07/13/28	407	416
Swedbank AB
6.14%, 09/12/26 (a)	459	464
The Bank of New York Mellon Corporation
4.41%, 07/24/26	178	176
The Huntington National Bank
5.70%, 11/18/25	297	296
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	493	505
Tiaa Asset Management, LLC
5.55%, 01/15/30 (a)	325	327
Toronto-Dominion Bank, The
5.26%, 12/11/26 (b)	1,140	1,139
4.69%, 09/15/27 (b)	424	417
Truist Financial Corporation
4.26%, 07/28/26	747	735
6.05%, 06/08/27	514	518
4.87%, 01/26/29	477	468
5.44%, 01/24/30	409	408
U.S. Bancorp
6.79%, 10/26/27	896	922
4.55%, 07/22/28	764	747
4.65%, 02/01/29	883	864
5.78%, 06/12/29	840	853
UBS Group AG
2.59%, 09/11/25 (a) (b)	1,041	1,034
4.49%, 05/12/26 (a)	2,761	2,729
5.71%, 01/12/27 (a)	555	555
1.49%, 08/10/27 (a) (b)	313	286
6.44%, 08/11/28 (a) (b)	2,029	2,082
3.87%, 01/12/29 (a) (b)	523	494
5.43%, 02/08/30 (a) (b)	279	277
Wells Fargo & Company
2.16%, 02/11/26	949	928
2.19%, 04/30/26	679	659
4.54%, 08/15/26	1,042	1,029
5.71%, 04/22/28	629	635
4.81%, 07/25/28	1,074	1,059
5.57%, 07/25/29	1,270	1,282
6.30%, 10/23/29	523	543
5.20%, 01/23/30	988	983
		174,269
Energy 9.3%
ABP Finance B.V.
2.00%, 07/15/26 (a)	635	590
Aethon United BR LP
8.25%, 02/15/26 (a)	654	661
Apache Corporation
4.38%, 10/15/28	1,793	1,699
Buckeye Partners, L.P.
4.13%, 03/01/25 (a)	659	650
3.95%, 12/01/26	1,138	1,083
Chesapeake Energy Corporation
5.50%, 02/01/26 (a)	981	972
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,096
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	624	624
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	1,250	1,218
8.38%, 07/01/28 (a)	452	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Colgate Energy Partners III, LLC
7.75%, 02/15/26 (a)	650	655
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,536
Continental Resources, Inc.
2.27%, 11/15/26 (a)	1,639	1,520
4.38%, 01/15/28	868	837
Coronado Finance Pty Ltd
10.75%, 05/15/26 (a)	1,400	1,459
Coterra Energy Inc.
4.38%, 03/15/29	407	389
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	731	772
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,860
6.00%, 02/01/29 (a)	1,100	1,108
CrownRock, L.P.
5.63%, 10/15/25 (a)	840	838
DCP Midstream Operating, LP
5.38%, 07/15/25	443	441
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,042
Diamondback Energy, Inc.
5.20%, 04/18/27	249	249
5.15%, 01/30/30	261	260
Ecopetrol S.A.
5.38%, 06/26/26	726	712
Enbridge Inc.
5.90%, 11/15/26	409	413
5.30%, 04/05/29	383	384
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	1,683	1,699
EnLink Midstream Partners, LP
4.15%, 06/01/25	750	738
Enlink Midstream, LLC
5.63%, 01/15/28 (a)	1,336	1,327
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	65	66
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,708
3.90%, 10/01/27	1,089	1,041
5.70%, 04/01/28	564	569
Genesis Energy, L.P.
8.00%, 01/15/27	210	215
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	346	326
HF Sinclair Corporation
5.00%, 02/01/28 (a)	1,168	1,132
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	862	852
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	538
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,028
Marathon Oil Corporation
5.30%, 04/01/29	631	634
Matador Resources Company
6.88%, 04/15/28 (a)	739	750
MEG Energy Corp.
7.13%, 02/01/27 (a)	641	650
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)	697	698
Occidental Petroleum Corporation
6.38%, 09/01/28	600	618
ONEOK, Inc.
5.65%, 11/01/28	410	416
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,422	1,431
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,196	1,191
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	969	911
Petroleos Mexicanos
6.88%, 10/16/25	1,236	1,231
6.49%, 01/23/27	1,003	966
Plains All American Pipeline, L.P.
3.60%, 11/01/24	553	549
Range Resources Corporation
8.25%, 01/15/29	946	981
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	983
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	828	856
SM Energy Company
5.63%, 06/01/25	1,465	1,459
Southwestern Energy Company
5.70%, 01/23/25 (e) (g)	740	737
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)	1,125	1,114
Suncor Energy Inc.
7.88%, 06/15/26	671	698
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,365
5.00%, 01/15/28	165	162
6.88%, 01/15/29	2,595	2,660
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	1,052
4.00%, 08/15/26 (d)	617	589
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	611	630
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,195	1,171
Welltec International ApS
8.25%, 10/15/26 (a)	559	570
Western Midstream Operating, LP
4.75%, 08/15/28	385	376
6.35%, 01/15/29	256	264
Williams Companies, Inc., The
5.40%, 03/02/26	208	208
5.30%, 08/15/28	535	537
4.90%, 03/15/29	659	650
		61,888
Utilities 7.3%
AEP Texas Inc.
5.45%, 05/15/29	321	322
Alexander Funding Trust II
7.47%, 07/31/28 (a)	550	581
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	1,068	1,063
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	245
5.95%, 03/30/29 (a)	1,349	1,382
Ameren Corporation
5.70%, 12/01/26	991	999
5.00%, 01/15/29	676	669
American Electric Power Company, Inc.
5.70%, 08/15/25 (g)	675	675
5.20%, 01/15/29	858	853
Black Hills Corporation
5.95%, 03/15/28	724	741
Brooklyn Union Gas Company, The
4.63%, 08/05/27 (a)	1,510	1,463
Calpine Corporation
5.25%, 06/01/26 (a)	93	92
CenterPoint Energy, Inc.
5.40%, 06/01/29	642	644
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,094	2,016
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	402	376
Constellation Energy Generation, LLC
5.60%, 03/01/28	634	642
DTE Energy Company
4.22%, 11/01/24 (g)	297	295
4.88%, 06/01/28	973	957
5.10%, 03/01/29	784	777
Duke Energy Corporation
4.85%, 01/05/29	544	536

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Electricite de France
5.70%, 05/23/28 (a)	872	881
5.65%, 04/22/29 (a)	370	373
Enel Finance International N.V.
5.13%, 06/26/29 (a)	675	664
Engie
5.25%, 04/10/29 (a)	330	329
ESKOM Holdings
7.13%, 02/11/25 (a)	2,085	2,075
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	717	713
Eversource Energy
5.95%, 02/01/29	550	563
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,471
FirstEnergy Corp.
2.05%, 03/01/25	510	497
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	1,998	1,978
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	546
Korea Gas Corporation
5.00%, 07/08/29 (a)	288	287
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	692
Listrindo Capital B.V. in liquidatie
4.95%, 09/14/26 (d)	1,000	972
National Fuel Gas Company
5.50%, 01/15/26 (e)	1,576	1,571
5.50%, 10/01/26	562	561
National Grid PLC
5.60%, 06/12/28	503	508
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (g)	503	504
5.75%, 09/01/25 (g)	698	700
NiSource Inc.
5.25%, 03/30/28	281	281
5.20%, 07/01/29	378	376
OGE Energy Corp.
5.45%, 05/15/29	254	256
Pacific Gas And Electric Company
3.15%, 01/01/26	1,554	1,497
5.55%, 05/15/29	494	495
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	479	476
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	527	536
Puget Energy, Inc.
3.65%, 05/15/25	1,073	1,052
Southwest Gas Corporation
5.80%, 12/01/27	705	715
5.45%, 03/23/28	564	567
System Energy Resources, Inc.
6.00%, 04/15/28	3,628	3,691
The AES Corporation
3.30%, 07/15/25 (a)	1,648	1,607
5.45%, 06/01/28	711	709
The Southern Company
5.11%, 08/01/27 (g)	673	672
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	3,412	3,409
WEC Energy Group Inc.
5.60%, 09/12/26	572	574
		48,126
Consumer Discretionary 5.4%
Clarios Global LP
8.50%, 05/15/27 (a)	647	651
Discovery Communications, LLC
3.95%, 03/20/28	227	212
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (a)	900	903
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)	196	195
Hasbro, Inc.
3.90%, 11/19/29 (e)	1,928	1,779
Home Depot, Inc. , The
5.10%, 12/24/25	1,047	1,046
5.15%, 06/25/26	845	846
4.75%, 06/25/29 (c)	507	503
Hyatt Hotels Corporation
1.80%, 10/01/24 (e)	338	334
5.75%, 01/30/27 (e)	193	195
5.25%, 06/30/29	388	385
Hyundai Capital America
1.00%, 09/17/24 (a)	1,353	1,339
5.88%, 04/07/25 (a)	401	401
6.25%, 11/03/25 (a)	834	840
5.50%, 03/30/26 (a)	776	775
5.65%, 06/26/26 (a)	822	824
5.95%, 09/21/26 (a)	755	761
5.25%, 01/08/27 (a)	669	666
2.00%, 06/15/28 (a)	654	576
6.10%, 09/21/28 (a)	745	765
5.30%, 01/08/29 (a)	409	408
6.50%, 01/16/29 (a)	763	797
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,101
5.90%, 06/01/27	250	251
LG Electronics Inc.
5.63%, 04/24/27 (a)	233	234
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	692	693
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	1,003	993
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a) (c)	1,286	1,317
Old Claimco, LLC
6.75%, 05/01/26 (a)	649	644
Prosus N.V.
3.26%, 01/19/27 (a)	875	817
PVH Corp.
4.63%, 07/10/25 (e)	1,159	1,145
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	591	633
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (a)	490	517
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,108
Tapestry, Inc.
7.05%, 11/27/25 (e)	840	855
7.00%, 11/27/26 (e)	494	508
7.35%, 11/27/28 (e)	200	207
Toll Brothers Finance Corp.
4.88%, 11/15/25	716	707
Volkswagen Group of America, Inc.
5.80%, 09/12/25 (a)	1,094	1,096
5.40%, 03/20/26 (a)	950	948
5.70%, 09/12/26 (a)	799	802
6.00%, 11/16/26 (a)	400	405
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,099	1,082
3.79%, 03/15/25	556	548
6.41%, 03/15/26	1,476	1,476
3.76%, 03/15/27	750	713
4.05%, 03/15/29	309	285
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)	1,450	1,479
		35,765
Industrials 3.9%
AGCO Corporation
5.45%, 03/21/27	153	153
Aircastle Limited
5.25%, 08/11/25 (a)	790	782
BAE Systems PLC
5.00%, 03/26/27 (a)	426	423
5.13%, 03/26/29 (a)	318	316
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Boeing Company, The
4.88%, 05/01/25 (e)	367	363
2.20%, 02/04/26 (e)	895	842
2.25%, 06/15/26	163	152
6.26%, 05/01/27 (a) (e)	620	624
3.20%, 03/01/29	568	504
6.30%, 05/01/29 (a) (e)	981	994
Bombardier Inc.
7.13%, 06/15/26 (a)	87	88
7.88%, 04/15/27 (a)	436	437
Concentrix Corporation
6.65%, 08/02/26	394	397
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	500	501
F-Brasile S.P.A.
7.38%, 08/15/26 (a)	1,000	997
GATX Corporation
5.40%, 03/15/27	293	293
GXO Logistics Inc.
1.65%, 07/15/26	1,040	959
6.25%, 05/06/29	838	854
HEICO Corporation
5.25%, 08/01/28	439	439
Hexcel Corporation
4.95%, 08/15/25 (e) (g)	1,052	1,042
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,394
MasTec, Inc.
4.50%, 08/15/28 (a)	573	547
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	194	198
Mitsubishi Corporation
5.00%, 07/02/29 (a)	496	495
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	271
5.35%, 01/12/27 - 03/30/29 (a)	1,172	1,171
4.20%, 04/01/27 (a)	1,403	1,360
6.05%, 08/01/28 (a)	1,348	1,380
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (e)	1,622	1,636
Rolls-Royce PLC
3.63%, 10/14/25 (a)	485	471
5.75%, 10/15/27 (a)	400	402
Ryder System, Inc.
5.30%, 03/15/27	216	216
5.50%, 06/01/29	255	257
Triton Container International Limited
2.05%, 04/15/26 (a)	778	725
Triumph Group, Inc.
9.00%, 03/15/28 (a)	1,064	1,116
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	1,502	1,431
Veralto Corporation
5.50%, 09/18/26 (a)	924	923
5.35%, 09/18/28 (a)	815	818
		25,971
Health Care 2.8%
Amgen Inc.
5.51%, 03/02/26	1,098	1,098
5.15%, 03/02/28	161	161
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	3,834	3,754
Bayer US Finance LLC
6.25%, 01/21/29 (a)	797	814
Centene Corporation
4.25%, 12/15/27	2,718	2,595
2.45%, 07/15/28	757	672
Elevance Health, Inc.
4.90%, 02/08/26	489	485
HCA Inc.
5.25%, 04/15/25 - 06/15/26	2,957	2,944
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	312
Humana Inc.
5.70%, 03/13/26	630	630
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	370
5.85%, 05/08/29	384	390
Illumina, Inc.
5.80%, 12/12/25	666	667
5.75%, 12/13/27	896	904
IQVIA Inc.
6.25%, 02/01/29	347	357
Solventum Corporation
5.45%, 02/25/27 (a)	795	793
5.40%, 03/01/29 (a)	1,283	1,277
The Cigna Group
5.69%, 03/15/26	572	571
		18,794
Real Estate 2.2%
American Tower Corporation
1.60%, 04/15/26	160	149
3.65%, 03/15/27	336	322
3.60%, 01/15/28	1,415	1,335
1.50%, 01/31/28	545	478
5.25%, 07/15/28	583	582
Crown Castle Inc.
3.65%, 09/01/27	507	482
5.00%, 01/11/28	596	589
EPR Properties
4.75%, 12/15/26	564	544
4.50%, 06/01/27	536	512
GLP Financing, LLC
5.25%, 06/01/25	628	623
5.38%, 04/15/26	469	465
HAT Holdings I LLC
3.38%, 06/15/26 (a)	1,392	1,314
Retail Properties of America, Inc.
4.00%, 03/15/25	507	500
VICI Properties Inc.
3.50%, 02/15/25 (a)	1,949	1,924
4.63%, 06/15/25 (a)	724	714
4.50%, 09/01/26 (a)	956	930
4.25%, 12/01/26 (a)	1,141	1,102
3.75%, 02/15/27 (a)	441	419
3.88%, 02/15/29 (a)	457	422
Vornado Realty L.P.
3.50%, 01/15/25	559	551
2.15%, 06/01/26	284	261
		14,218
Consumer Staples 1.9%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	87	87
B.A.T Capital Corporation
3.22%, 08/15/24	537	535
3.56%, 08/15/27	293	278
Bacardi Limited
5.25%, 01/15/29 (a)	653	645
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	374	376
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	3,699	3,692
6.13%, 07/27/27 (a)	805	818
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	1,001
Philip Morris International Inc.
4.88%, 02/13/29	568	562
Reynolds American Inc.
4.45%, 06/12/25	909	898
Safeway Inc.
3.25%, 03/15/26 (a)	687	659
4.63%, 01/15/27 (a)	957	925
6.50%, 02/15/28 (a)	1,068	1,073
Tyson Foods, Inc.
5.40%, 03/15/29	211	211
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.90%, 04/21/27 (a)	549	541
		12,631
Materials 1.6%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	600	598
4.75%, 04/10/27 (a)	333	327
4.50%, 03/15/28 (a)	1,337	1,294
2.25%, 03/17/28 (a)	277	248
3.88%, 03/16/29 (a)	200	187
Celanese US Holdings LLC
6.17%, 07/15/27 (e)	1,722	1,747
Freeport-McMoRan Inc.
4.55%, 11/14/24	561	559
Glencore Funding LLC
1.63%, 04/27/26 (a)	533	498
4.00%, 03/27/27 (a)	564	544
5.34%, 04/04/27 (a)	885	883
6.13%, 10/06/28 (a)	513	525
5.37%, 04/04/29 (a)	878	872
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,712	1,619
Solvay Finance (America), LLC
5.65%, 06/04/29 (a)	722	726
		10,627
Communication Services 1.0%
AT&T Inc.
5.54%, 02/20/26	1,161	1,160
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,712
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	234	220
NBN Co Limited
5.75%, 10/06/28 (a)	294	303
Netflix, Inc.
4.88%, 04/15/28	590	587
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	671
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	351	348
5.40%, 06/12/29	135	136
T-Mobile USA, Inc.
2.25%, 02/15/26	1,008	959
2.63%, 04/15/26	509	484
3.75%, 04/15/27	323	310
		6,890
Information Technology 0.9%
Atlassian Corporation
5.25%, 05/15/29	590	591
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	719
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	246	222
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,383
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	224	227
Gartner, Inc.
4.50%, 07/01/28 (a)	404	389
Genpact Luxembourg S. a r.l.
6.00%, 06/04/29	194	196
Keysight Technologies, Inc.
4.60%, 04/06/27	159	156
Microchip Technology Incorporated
4.25%, 09/01/25	324	319
Motorola Solutions, Inc.
5.00%, 04/15/29	264	262
Oracle Corporation
2.30%, 03/25/28	946	855
SK Hynix Inc.
5.50%, 01/16/27 (a)	307	306
		5,625
Total Corporate Bonds And Notes (cost $414,972)		414,804
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.0%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 6.60%, (1 Month Term SOFR + 1.26%), 10/20/36 (f)	761	755
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.84%, (1 Month Term SOFR + 1.51%), 01/16/37 (f)	724	720
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,219
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,411
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	564
Series 2024-1A-A, 5.61%, 02/15/29	1,155	1,153
American Express Credit Account Master Trust
Series 2024-A-1, 5.23%, 04/15/27	1,805	1,821
Series 2024-A-2, 5.24%, 04/16/29	645	657
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	1,305	1,306
AMMC CLO 23 Ltd
Series 2020-A1R2-23A, 1.47%, (3 Month Term SOFR + 1.42%), 04/17/35 (f)	2,500	2,513
AMMC CLO 25 Ltd
Series 2022-A1R-25A, 6.68%, 04/15/35 (f)	1,550	1,550
Apidos CLO XXXI
Series 2019-A1R-31A, 6.69%, (3 Month Term SOFR + 1.36%), 04/15/31 (f)	1,700	1,700
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	617	552
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.78%, (SOFR 30-Day Average + 1.45%), 01/15/37 (f)	1,059	1,055
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.51%, (1 Month Term SOFR + 1.18%), 08/15/34 (f)	641	635
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,974
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	950	933
BA Credit Card Trust
Series 2024-A-A1, 4.93%, 05/17/27	1,760	1,759
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 6.68%, (3 Month Term SOFR + 1.36%), 10/18/32 (f)	1,000	1,000
Bain Capital Credit, LP
Series 2019-AR-1A, 6.72%, (3 Month Term SOFR + 1.39%), 04/19/34 (f)	2,510	2,513
Bank5 2023-5YR2
Series 2023-A3-5YR2, REMIC, 6.66%, 06/16/28 (f)	890	926
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 6.66%, (3 Month Term SOFR + 1.33%), 04/21/31 (f)	2,000	2,002
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.42%, (SOFR 30-Day Average + 1.10%), 12/26/31 (f)	745	747
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 6.25%, (1 Month Term SOFR + 0.92%), 03/16/37 (f) (g)	1,140	1,078
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 6.52%, (1 Month Term SOFR + 1.18%), 06/16/26 (f)	650	647
Benchmark 2024-V5 Mortgage Trust
Series 2024-A3-V5, REMIC, 5.81%, 01/12/57	690	701
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	1,650	1,684
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.67%, (3 Month Term SOFR + 0.00%), 04/20/34 (f)	1,290	1,292
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 6.57%, (3 Month Term SOFR + 1.24%), 07/20/29 (f)	2,126	2,126
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.30%, 10/17/28 (f)	620	658

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.76%, (1 Month Term SOFR + 1.43%), 12/15/38 (f)	894	890
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 6.29%, (1 Month Term SOFR + 0.96%), 11/15/38 (f)	1,019	1,008
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.83%, (1 Month Term SOFR + 1.50%), 02/17/26 (f)	1,083	1,080
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.72%, (1 Month Term SOFR + 1.39%), 03/15/26 (f)	2,129	2,116
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 6.49%, (1 Month Term SOFR + 0.85%), 05/15/37 (f) (g)	951	946
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 6.32%, (1 Month Term SOFR + 1.00%), 01/18/39 (f)	1,005	992
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (f)	1,063	1,056
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 6.09%, (1 Month Term SOFR + 0.76%), 08/17/26 (f)	1,900	1,827
Capital One Multi-Asset Execution Trust
Series 2022-A-A2, 3.49%, 05/15/25	1,140	1,120
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 6.64%, (3 Month Term SOFR + 1.31%), 07/28/31 (f)	2,770	2,770
Carlyle Global Market Strategies CLO 2015-5 Ltd
Series 2015-A1R3-5A, 0.00%, 01/20/32 (f)	1,000	1,000
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 04/21/31 (f)	1,600	1,602
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	948
Carmax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	720
Series 2024-A4-2, 5.51%, 11/15/29	385	390
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	79	76
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	2,443	2,410
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,156
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.69%, (3 Month Term SOFR + 1.36%), 10/20/32 (f)	1,400	1,401
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.65%, (3 Month Term SOFR + 1.31%), 06/01/32 (f)	1,440	1,440
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	860
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	2,054	2,052
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 6.69%, (3 Month Term SOFR + 1.36%), 01/31/31 (f)	179	179
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 6.59%, (3 Month Term SOFR + 1.26%), 10/18/30 (f)	1,154	1,155
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	960
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	1,875	1,883
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	726	728
Comenity Bank
Series 2024-A-A, 5.47%, 04/15/27	955	960
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	9	9
Credit Acceptance Auto Loan Trust 2023-1
Series 2023-A-1A, 6.48%, 02/17/26	1,955	1,972
Crestline Denali CLO XVII Ltd
Series 2018-ARR-1A, 6.47%, (3 Month Term SOFR + 1.13%), 10/15/31 (f)	2,300	2,300
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	2,001	2,001
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	880	881
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	1,040	1,035
Dryden 113 CLO Ltd
Series 2022-A1R-113A, 6.95%, (3 Month Term SOFR + 1.63%), 10/22/35 (f)	850	854
Dryden 40 Senior Loan Fund
Series 2015-AR2-40A, 6.47%, (3 Month Term SOFR + 0.89%), 08/15/31 (f)	2,232	2,233
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 6.57%, (3 Month Term SOFR + 1.24%), 04/15/28 (f)	581	581
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.71%, (3 Month Term SOFR + 1.38%), 01/15/31 (f)	473	474
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 6.61%, (3 Month Term SOFR + 1.28%), 04/15/31 (f)	1,451	1,452
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.66%, (3 Month Term SOFR + 1.34%), 05/17/32 (f)	1,130	1,130
Elmwood CLO VII Ltd
Series 2020-AR-4A, 6.95%, (3 Month Term SOFR + 1.63%), 01/17/34 (f)	1,280	1,284
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	890	888
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	5	5
Exeter Automobile Receivables Trust 2022-3
Series 2022-B-3A, 4.86%, 12/15/26	1,983	1,980
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	370	372
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	906	907
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	903	904
Ford Credit Auto Lease Trust 2024-A
Series 2024-A3-A, 5.06%, 05/15/26	940	936
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,828
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 6.53%, (3 Month Term SOFR + 1.21%), 07/24/30 (f)	381	381
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,775
GM Financial Consumer Automobile Receivables Trust 2021-1
Series 2021-A3-1, 0.35%, 10/16/25	4	4
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.76%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (f)	215	215
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 6.69%, (1 Month Term SOFR + 1.36%), 11/17/36 (f)	600	595
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 06/16/36 (f)	650	602
Series 2021-H-ROSS, REMIC, 11.34%, (1 Month Term SOFR + 6.01%), 06/16/36 (f)	750	91
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	345
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,120
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,133
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.44%, (1 Month Term SOFR + 1.11%), 09/19/36 (f) (g)	884	878
Honda Auto Receivables 2024-2 Owner Trust
Series 2024-A3-2, 5.27%, 08/18/27	985	988
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 12/15/36 (f)	400	387

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,187
Hyundai Auto Lease Securitization Trust 2024-A
Series 2024-A3-A, 5.02%, 05/15/26	840	836
Hyundai Auto Lease Securitization Trust 2024-B
Series 2024-A3-B, 5.41%, 08/17/26	885	885
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	684	666
Kayne CLO 2 Ltd
Series 2018-AR-2A, 6.67%, (3 Month Term SOFR + 1.34%), 10/15/31 (f)	462	462
KKR CLO 24 LTD.
Series A1R-24, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/32 (f)	1,620	1,621
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 08/15/26 (f)	1,012	986
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.51%, (1 Month Term SOFR + 1.18%), 02/17/39 (f) (g)	729	714
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,555
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,360
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 06/25/25	1,420	1,405
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.61%, (1 Month Term SOFR + 1.28%), 06/17/39 (f)	631	628
Series 2021-B-FL1, 7.19%, (1 Month Term SOFR + 1.86%), 06/17/39 (f)	1,150	1,125
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 05/17/38 (f)	1,220	1,198
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.88%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,615	1,611
Magnetite XXIX, Limited
Series 2021-A-29A, 6.58%, (3 Month Term SOFR + 1.25%), 01/17/34 (f)	499	499
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,363
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,675
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,650	1,658
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,485	1,487
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.53%, (1 Month Term SOFR + 1.19%), 10/21/36 (f)	561	558
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.14%, (1 Month Term SOFR + 1.80%), 03/19/39 (f)	1,680	1,679
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	430
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	219	198
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,042	919
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,008	893
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	383	347
Neuberger Berman Loan Advisers CLO 35 Ltd
Series 2019-ANR-35A, 6.63%, (3 Month Term SOFR + 1.30%), 01/19/33 (f)	2,230	2,233
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 6.56%, (3 Month Term SOFR + 1.23%), 07/25/30 (f)	237	237
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,280	2,291
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 6.54%, (3 Month Term SOFR + 1.21%), 07/16/29 (f)	158	158
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 6.59%, (3 Month Term SOFR + 1.26%), 01/27/31 (f)	172	172
Octagon Loan Funding Ltd
Series 2014-ARR-1A, 6.77%, (3 Month Term SOFR + 1.44%), 11/18/31 (f)	1,757	1,759
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	536	532
Series 2021-A-1A, 0.93%, 03/22/27	19	19
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	389	387
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	655	655
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 01/15/26 (f)	250	240
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	822	797
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,056
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	4,180	4,191
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	124	124
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 6.62%, (3 Month Term SOFR + 1.29%), 07/20/29 (f)	11	12
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A3-A, 3.96%, 04/15/26	2,131	2,120
PFS Financing Corp.
Series 2024-A-D, REMIC, 5.34%, 04/15/27	710	711
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 6.41%, (1 Month Term SOFR + 1.06%), 07/25/36 (f)	233	231
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.62%, (3 Month Term SOFR + 1.29%), 10/23/30 (f)	1,269	1,270
RR 24 Ltd
Series 2022-A1AR-24A, 7.06%, (3 Month Term SOFR + 1.73%), 01/15/36 (f)	2,170	2,181
RR 8 Ltd
Series 2020-A1R-8A, 6.67%, (3 Month Term SOFR + 1.35%), 07/15/37 (f)	2,250	2,250
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,181
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,803
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	684
Santander Drive Auto Receivables Trust 2024-1
Series 2024-A2-1, 5.71%, 06/16/25	1,034	1,034
Santander Drive Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.63%, 08/17/26	1,215	1,218
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	581
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	1,090	1,088
SBNA Auto Lease Trust 2024-B
Series 2024-A2-B, 5.67%, 10/20/25	805	806
Series 2024-A3-B, 5.56%, 09/21/26	1,025	1,028
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	81	80
Series 2021-B-1A, 1.37%, 08/20/29	1,000	969
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,749	1,723
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	256
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A3-1A, 5.47%, 12/20/26	695	696
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	445	442
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	620	622
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 01/15/27 (f)	1,050	1,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,336
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 6.55%, (3 Month Term SOFR + 1.22%), 11/18/30 (f)	342	342
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 6.65%, (3 Month Term SOFR + 1.32%), 01/29/32 (f)	212	212
The Huntington National Bank
Series 2024-B1-1, 6.15%, 02/20/28	425	426
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 7.46%, (1 Month Term SOFR + 2.11%), 08/25/28 (f)	685	705
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (g)	4,000	3,729
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	621	621
Valley Stream Park CLO LTD
Series 2022-AR-1A, 6.95%, (3 Month Term SOFR + 1.63%), 10/20/34 (f)	2,130	2,131
Verizon Master Trust
Series 2024-A-2, 4.83%, 01/29/29	1,340	1,333
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	471	414
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	1,205	1,203
Westlake Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.89%, 07/15/26	230	229
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	615	608
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 08/15/24	525	525
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	660	659
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,219
York CLO-2 Ltd
Series 2015-AR-1A, 6.74%, (3 Month Term SOFR + 1.41%), 01/22/31 (f)	2,041	2,043
Total Non-U.S. Government Agency Asset-Backed Securities (cost $194,322)		192,470
SENIOR FLOATING RATE INSTRUMENTS 4.8%
Communication Services 1.2%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.05%, (SOFR + 1.75%), 02/01/27 (f)	2,930	2,925
DirecTV Financing, LLC
Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 07/22/27 (f) (h)	633	634
Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 07/22/27 (f)	852	853
Match Group, Inc.
2020 Term Loan B, 7.24%, (3 Month SOFR + 1.75%), 02/13/27 (f)	1,851	1,847
Virgin Media Bristol LLC
USD Term Loan N, 7.94%, (1 Month Term SOFR + 2.50%), 10/03/27 (f)	1,500	1,432
		7,691
Health Care 1.0%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 0.00%, (1 Month Term SOFR + 2.00%), 05/18/26 (f) (h)	143	143
2021 Term Loan B3, 7.46%, (SOFR + 2.00%), 05/18/26 (f)	2,393	2,391
DaVita, Inc.
2020 Term Loan B, 7.19%, (1 Month Term SOFR + 1.75%), 07/30/26 (f)	934	933
Elanco Animal Health Incorporated
Term Loan B, 0.00%, (SOFR + 1.75%), 02/04/27 (f) (h)	525	523
Term Loan B, 7.08%, (1 Month Term SOFR + 1.75%), 02/04/27 (f)	1,479	1,473
HCA Inc.
2021 Term Loan A, 6.80%, (SOFR + 1.38%), 06/30/26 (f)	1,209	1,209
		6,672
Consumer Discretionary 0.8%
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (f)	1,768	1,766
KFC Holding Co.
2021 Term Loan B, 7.20%, (SOFR + 1.75%), 03/10/28 (f)	1,992	1,989
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 7.07%, (1 Month Term SOFR + 1.75%), 04/08/27 (f)	1,563	1,561
		5,316
Real Estate 0.4%
Invitation Homes Operating Partnership LP
2020 Term Loan A, 6.43%, (SOFR + 1.00%), 01/31/25 (f)	2,919	2,892
Industrials 0.4%
Carnival Corporation
2024 Term Loan B2, 8.07%, (SOFR + 2.75%), 08/09/27 (f)	320	321
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.18%, (SOFR + 1.75%), 04/21/28 (f)	2,002	2,003
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (f)	240	245
		2,569
Materials 0.3%
Nutrition & Biosciences, Inc.
5 Year Delayed Draw Term Loan, 7.42%, (1 Month Term SOFR + 2.00%), 01/17/25 (f) (i)	1,974	1,955
Information Technology 0.3%
Energizer Holdings, Inc.
2024 Term Loan B, 7.34%, (SOFR + 2.00%), 12/22/27 (f)	1,733	1,735
Financials 0.3%
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (f)	1,107	1,106
LPL Holdings, Inc.
2019 Term Loan B1, 7.18%, (1 Month Term SOFR + 1.75%), 11/07/26 (f)	567	567
		1,673
Energy 0.1%
Buckeye Partners, L.P.
2024 Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 11/02/26 (f)	581	581
Consumer Staples 0.0%
US Foods, Inc.
2019 Term Loan B, 7.44%, (SOFR + 2.00%), 08/14/26 (f)	346	346
Total Senior Floating Rate Instruments (cost $31,498)		31,430
GOVERNMENT AND AGENCY OBLIGATIONS 2.4%
Collateralized Mortgage Obligations 1.5%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.84%, (SOFR 30-Day Average + 2.50%), 04/27/43 (f)	740	756
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 7.74%, (SOFR 30-Day Average + 2.40%), 12/26/42 (f)	1,609	1,656
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (f)	592	592
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA3, REMIC, 6.19%, (SOFR 30-Day Average + 0.85%), 09/25/41 (f)	654	652
Series 2022-M1A-HQA1, REMIC, 7.44%, (SOFR 30-Day Average + 2.10%), 03/25/42 (f)	131	132
Series 2022-M1A-DNA4, REMIC, 7.54%, (SOFR 30-Day Average + 2.20%), 05/27/42 (f)	1,768	1,797
Series 2022-M1A-HQA2, REMIC, 7.99%, (SOFR 30-Day Average + 2.65%), 07/25/42 (f)	764	786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Series 2022-M1A-HQA3, REMIC, 7.64%, (SOFR 30-Day Average + 2.30%), 08/25/42 (f)	325	333
Series 2023-M1A-DNA2, REMIC, 7.44%, (SOFR 30-Day Average + 2.10%), 04/25/43 (f)	2,905	2,960
		9,664
U.S. Treasury Inflation Indexed Securities 0.8%
Treasury, United States Department of
0.13%, 04/15/25 (j)	5,462	5,311
Sovereign 0.1%
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	203	191
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	200	191
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	657
		1,039
Total Government And Agency Obligations (cost $15,965)		16,014
SHORT TERM INVESTMENTS 0.4%
Commercial Paper 0.3%
Walgreens Boots Alliance, Inc.
6.49%, 07/31/24	1,591	1,582
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (k) (l)	863	863
Total Short Term Investments (cost $2,445)		2,445
Total Investments 99.2% (cost $659,202)		657,163
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net 0.8%		5,518
Total Net Assets 100.0%		662,717

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $208,038 and 31.4% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(h) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	5,410	153,971	159,381	175	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	2,985	11,320	13,442	36	—	—	863	0.1
	8,395	165,291	172,823	211	—	—	863	0.1

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	729	733	0.1
Listrindo Capital B.V. in liquidatie, 4.95%, 09/14/26	04/30/24	960	972	0.1
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	04/18/24	586	589	0.1
		2,275	2,294	0.3

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	985	October 2024	200,715	(23)	440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 5 Year Note	(537)	October 2024	(56,959)	59	(273)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	414,804	—	414,804
Non-U.S. Government Agency Asset-Backed Securities	—	192,470	—	192,470
Senior Floating Rate Instruments	—	29,475	1,955	31,430
Government And Agency Obligations	—	16,014	—	16,014
Short Term Investments	863	1,582	—	2,445
	863	654,345	1,955	657,163
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	440	—	—	440
	440	—	—	440
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(273)	—	—	(273)
	(273)	—	—	(273)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.0%
Communication Services 97.9%
Alphabet Inc. - Class A	1,067	194,302
Alphabet Inc. - Class C	951	174,373
AT&T Inc.	1,298	24,816
Cogent Communications Holdings, Inc.	8	449
Comcast Corporation - Class A	709	27,767
Digital World Acquisition Corp. (a)	8	257
Electronic Arts Inc.	44	6,172
Endeavor Group Holdings, Inc. - Class A	34	909
Former Charter Communications Parent, Inc. - Class A (a)	18	5,335
Fox Corporation - Class A	45	1,534
Fox Corporation - Class B	24	772
Frontier Communications Parent, Inc. (a)	33	871
IAC Inc. (a)	13	625
Iridium Communications Inc.	20	525
Liberty Broadband Corporation - Series A (a)	3	157
Liberty Broadband Corporation - Series C (a)	21	1,131
Liberty Global Ltd. - Class A (a)	30	527
Liberty Global Ltd. - Class C (a)	31	547
Liberty Media Corporation - Series A (a)	4	261
Liberty Media Corporation - Series A (a)	5	185
Liberty Media Corporation - Series A (a)	14	312
Liberty Media Corporation - Series C (a)	10	376
Liberty Media Corporation - Series C (a)	29	640
Liberty Media Corporation - Series C (a)	37	2,661
Live Nation Entertainment, Inc. (a)	27	2,512
Match Group, Inc. (a)	48	1,461
Meta Platforms, Inc. - Class A	398	200,661
Netflix, Inc. (a)	78	52,810
News Corporation - Class A	68	1,880
News Corporation - Class B	19	534
Nexstar Media Group, Inc. - Class A	6	962
Omnicom Group Inc.	35	3,177
Paramount Global - Class B	100	1,040
Pinterest, Inc. - Class A (a)	108	4,755
Playtika Holding Corp.	13	101
Roblox Corporation - Class A (a)	95	3,526
Roku Inc. - Class A (a)	22	1,305
Sirius XM Holdings Inc. (b)	115	325
Snap Inc. - Class A (a)	196	3,253
Sphere Entertainment Co. - Class A (a)	3	563
Take-Two Interactive Software, Inc. (a)	28	4,440
The Interpublic Group of Companies, Inc.	69	2,003
The New York Times Company - Class A	28	1,431
TKO Group Holdings Inc. - Class A	13	1,367
T-Mobile US, Inc.	72	12,665
Verizon Communications Inc.	763	31,485
Walt Disney Company, The	332	33,002
Warner Bros. Discovery, Inc. - Series A (a)	408	3,037
Warner Music Group Corp. - Class A	24	750
Yelp Inc. (a)	12	439
		814,988
Consumer Discretionary 0.7%
DoorDash, Inc. - Class A (a)	56	6,053
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Real Estate 0.2%
Zillow Group, Inc. - Class A (a)	9	426
Zillow Group, Inc. - Class C (a)	29	1,360
		1,786
Information Technology 0.2%
Twilio Inc. - Class A (a)	30	1,723
Total Common Stocks (cost $629,704)		824,550
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	6,809	6,809
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	312	312
Total Short Term Investments (cost $7,121)		7,121
Total Investments 99.9% (cost $636,825)		831,671
Other Derivative Instruments (0.0)%		(59)
Other Assets and Liabilities, Net 0.1%		1,007
Total Net Assets 100.0%		832,619

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	2,854	214,367	210,412	171	—	—	6,809	0.8
JNL Government Money Market Fund, 5.31% - Class SL	549	7,575	7,812	17	—	—	312	0.1
	3,403	221,942	218,224	188	—	—	7,121	0.9

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	56	September 2024	6,226	(59)	118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	824,550	—	—	824,550
Short Term Investments	7,121	—	—	7,121
	831,671	—	—	831,671
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	118	—	—	118
	118	—	—	118

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.9%
Consumer Discretionary 95.8%
Abercrombie & Fitch Co. - Class A (a)	16	2,794
Academy Sports & Outdoors, Inc.	22	1,190
Acushnet Holdings Corp.	9	582
Adient Public Limited Company (a)	29	717
Advance Auto Parts, Inc.	18	1,145
Airbnb, Inc. - Class A (a)	134	20,385
Amazon.com, Inc. (a)	1,489	287,672
American Eagle Outfitters, Inc.	58	1,159
Aptiv PLC (a)	86	6,040
Asbury Automotive Group, Inc. (a)	6	1,444
Autoliv, Inc.	22	2,405
AutoNation, Inc. (a)	9	1,380
AutoZone, Inc. (a)	5	16,190
Bath & Body Works, Inc.	70	2,749
Best Buy Co., Inc.	62	5,225
Booking Holdings Inc.	11	42,364
Boot Barn Holdings, Inc. (a)	10	1,241
BorgWarner Inc.	72	2,311
Boyd Gaming Corporation	23	1,255
Bright Horizons Family Solutions, Inc. (a)	18	2,014
Brunswick Corporation	22	1,569
Burlington Stores, Inc. (a)	20	4,827
Caesars Entertainment, Inc. (a)	65	2,586
Capri Holdings Limited (a)	37	1,229
CarMax, Inc. (a)	50	3,638
Carnival Corporation (a)	316	5,909
Carter's, Inc.	11	683
Carvana Co. - Class A (a)	32	4,114
CAVA Group, Inc. (a)	22	2,073
Cavco Industries, Inc. (a)	2	846
Chipotle Mexican Grill, Inc. (a)	430	26,968
Choice Hotels International, Inc. (b)	8	989
Churchill Downs Incorporated	22	3,081
Columbia Sportswear Company	11	869
Coupang, Inc. - Class A (a)	379	7,931
Crocs, Inc. (a)	19	2,744
D.R. Horton, Inc.	96	13,536
Darden Restaurants, Inc.	38	5,736
Deckers Outdoor Corporation (a)	8	7,855
Dick's Sporting Goods, Inc.	18	3,914
Dillard's, Inc. - Class A (b)	1	607
DK Crown Holdings Inc. - Class A (a)	150	5,739
Domino's Pizza, Inc.	11	5,616
eBay Inc.	160	8,596
ETSY, Inc. (a)	37	2,199
Expedia Group, Inc. (a)	40	5,041
Five Below, Inc. (a)	17	1,895
Floor & Decor Holdings, Inc. - Class A (a)	34	3,330
Ford Motor Company	1,240	15,550
GameStop Corp. - Class A (a)	117	2,888
Gap, Inc., The	71	1,687
General Motors Company	361	16,784
Gentex Corporation	73	2,451
Genuine Parts Company	44	6,068
Group 1 Automotive, Inc.	4	1,265
H & R Block, Inc.	44	2,396
Harley-Davidson, Inc.	43	1,448
Hasbro, Inc.	41	2,407
Hilton Grand Vacations Inc. (a)	25	1,013
Hilton Worldwide Holdings Inc.	77	16,883
Home Depot, Inc. , The	313	107,788
Hyatt Hotels Corporation - Class A	14	2,121
Installed Building Products, Inc.	7	1,508
KB Home	22	1,519
Kohl's Corporation	35	802
Kontoor Brands, Inc.	18	1,181
Las Vegas Sands Corp.	128	5,643
LCI Industries	8	799
Lear Corporation	18	2,045
Lennar Corporation - Class A	75	11,283
Lennar Corporation - Class B	3	484
Life Time Group Holdings, Inc. (a)	18	340
Light & Wonder, Inc. (a)	28	2,957
Lithia Motors, Inc. - Class A	9	2,146
LKQ Corporation	84	3,487
Lowe`s Companies, Inc.	181	39,869
Lucid Group, Inc. (a) (b)	271	708
Lululemon Athletica Inc. (a)	35	10,461
M/I Homes, Inc. (a)	9	1,058
Macy's, Inc.	88	1,687
Marriott International, Inc. - Class A	77	18,509
Marriott Vacations Worldwide Corporation	10	856
Mattel, Inc. (a)	107	1,736
McDonald's Corporation	228	58,131
MercadoLibre, Inc. (a)	15	25,328
Meritage Homes Corporation	11	1,856
MGM Resorts International (a)	76	3,363
Mobileye Global Inc. - Class A (a) (b)	27	752
Modine Manufacturing Company (a)	16	1,556
Mohawk Industries, Inc. (a)	17	1,906
Murphy USA Inc.	6	3,027
NIKE, Inc. - Class B	371	27,935
Nordstrom, Inc.	34	713
Norwegian Cruise Line Holdings Ltd. (a)	131	2,465
NVR, Inc. (a)	1	7,300
O'Reilly Automotive, Inc. (a)	19	19,577
PENN Entertainment, Inc. (a) (b)	46	890
Penske Automotive Group, Inc.	6	922
Planet Fitness, Inc. - Class A (a)	27	1,959
Polaris Inc.	16	1,268
PulteGroup, Inc.	66	7,299
PVH Corp.	18	1,909
Ralph Lauren Corporation - Class A	13	2,226
Red Rock Resorts, Inc. - Class A	16	872
RH (a)	5	1,167
Rivian Automotive, Inc. - Class A (a)	227	3,047
Ross Stores, Inc.	105	15,273
Royal Caribbean Cruises Ltd. (a)	74	11,762
Savers Value Village, Inc. (a)	10	119
Service Corporation International	46	3,242
Shake Shack, Inc. - Class A (a)	12	1,094
Signet Jewelers Limited	14	1,223
Skechers U.S.A., Inc. - Class A (a)	42	2,900
Skyline Champion Corporation (a)	17	1,180
Starbucks Corporation	359	27,929
Steven Madden, Ltd.	23	968
Tapestry, Inc.	71	3,026
Taylor Morrison Home II Corporation - Class A (a)	32	1,771
Tempur Sealy International, Inc.	53	2,524
Tesla Inc. (a)	876	173,414
Texas Roadhouse, Inc. - Class A	21	3,574
The Goodyear Tire & Rubber Company (a)	85	969
The Wendy's Company	54	910
Thor Industries, Inc.	16	1,484
TJX Companies, Inc., The	357	39,315
Toll Brothers, Inc.	33	3,756
Topgolf Callaway Brands Corp. (a)	45	695
Tractor Supply Company	34	9,186
Travel + Leisure Co.	23	1,035
TRI Pointe Homes Holdings, Inc. (a)	28	1,051
Ulta Beauty, Inc. (a)	15	5,788
United Parks And Resorts Inc. (a)	12	656
Urban Outfitters, Inc. (a)	18	727
V.F. Corporation	101	1,361
Vail Resorts, Inc.	12	2,163
Visteon Corporation (a)	9	934
Wayfair Inc. - Class A (a)	30	1,602
Whirlpool Corporation	17	1,744
Williams-Sonoma, Inc.	19	5,387
Wingstop Inc.	9	3,935
Wyndham Hotels & Resorts, Inc.	26	1,920
Wynn Resorts, Limited	30	2,723
YETI Holdings, Inc. (a)	27	1,028
Yum! Brands, Inc.	89	11,735
		1,349,780

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Materials 3.0%
Amcor Pty Ltd	451	4,411
Avery Dennison Corporation	25	5,518
Ball Corporation	100	5,990
Berry Global Group, Inc.	36	2,129
Crown Holdings, Inc.	38	2,835
Graphic Packaging Holding Company	95	2,501
Greif, Inc. - Class A	9	509
Greif, Inc. - Class B	—	15
International Paper Company	109	4,685
Packaging Corporation of America	28	5,165
Sealed Air Corporation	46	1,603
Silgan Holdings Inc.	27	1,125
Sonoco Products Company	30	1,522
WestRock Company	81	4,076
		42,084
Industrials 0.6%
Albany International Corp. - Class A	10	826
Allison Systems, Inc.	28	2,156
Rollins, Inc.	92	4,506
Rush Enterprises, Inc. - Class A	18	773
Rush Enterprises, Inc. - Class B	3	130
		8,391
Consumer Staples 0.5%
Casey's General Stores, Inc.	12	4,479
Maplebear Inc. (a)	46	1,486
Reynolds Consumer Products Inc.	18	496
		6,461
Total Common Stocks (cost $1,089,532)		1,406,716
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	2,528	2,528
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	2,200	2,200
Total Short Term Investments (cost $4,728)		4,728
Total Investments 100.2% (cost $1,094,260)		1,411,444
Other Derivative Instruments (0.0)%		(48)
Other Assets and Liabilities, Net (0.2)%		(3,222)
Total Net Assets 100.0%		1,408,174

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,918	101,375	100,765	48	—	—	2,528	0.2
JNL Government Money Market Fund, 5.31% - Class SL	7,689	38,386	43,875	115	—	—	2,200	0.1
	9,607	139,761	144,640	163	—	—	4,728	0.3

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	17	September 2024	3,155	(48)	14

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,406,716	—	—	1,406,716
Short Term Investments	4,728	—	—	4,728
	1,411,444	—	—	1,411,444
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14	—	—	14
	14	—	—	14

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 97.8%
Albertsons Companies, Inc. - Class A	94	1,861
Altria Group, Inc.	221	10,072
Archer-Daniels-Midland Company	74	4,444
Bellring Intermediate Holdings, Inc. (a)	32	1,845
BJ's Wholesale Club Holdings, Inc. (a)	25	2,238
Boston Beer Company, Inc., The - Class A (a)	4	1,373
Brown-Forman Corporation - Class A	29	1,259
Brown-Forman Corporation - Class B	58	2,485
Bunge Limited	26	2,749
Campbell Soup Company	46	2,083
Celsius Holdings, Inc. (a)	34	1,967
Church & Dwight Co., Inc.	38	3,928
Coca-Cola Company, The	470	29,907
Coca-Cola Consolidated, Inc.	2	1,701
Colgate-Palmolive Company	106	10,312
Conagra Brands, Inc.	90	2,549
Constellation Brands, Inc. - Class A	23	5,847
Costco Wholesale Corporation	53	44,832
Coty Inc. - Class A (a)	143	1,429
Darling Ingredients Inc. (a)	45	1,666
Dollar General Corporation	33	4,412
Dollar Tree, Inc. (a)	33	3,523
e.l.f. Beauty, Inc. (a)	11	2,349
Flowers Foods, Inc.	67	1,481
Freshpet, Inc. (a)	13	1,685
General Mills, Inc.	81	5,125
Grocery Outlet Holding Corp. (a)	59	1,299
Hormel Foods Corporation	66	2,010
Ingredion Incorporated	16	1,849
Inter Parfums, Inc.	11	1,243
J&J Snack Foods Corp.	8	1,237
Kellanova	47	2,732
Kenvue Inc.	256	4,658
Keurig Dr Pepper Inc.	156	5,196
Kimberly-Clark Corporation	46	6,405
Kraft Foods Group, Inc.	134	4,312
Lamb Weston Holdings, Inc.	28	2,371
Lancaster Colony Corporation	8	1,445
McCormick & Company, Incorporated	43	3,083
Molson Coors Beverage Company - Class B	40	2,014
Mondelez International, Inc. - Class A	171	11,178
Monster Beverage 1990 Corporation (a)	104	5,212
National Beverage Corp. (a)	24	1,210
PepsiCo, Inc.	166	27,351
Performance Food Group Company (a)	32	2,135
Philip Morris International Inc.	190	19,240
Pilgrim's Pride Corporation (a)	33	1,267
Post Holdings, Inc. (a)	16	1,665
Procter & Gamble Company, The	280	46,231
Simply Good Foods Company, The (a)	37	1,344
Spectrum Brands Holdings, Inc.	14	1,219
Sprouts Farmers Market, Inc. (a)	25	2,069
Sysco Corporation	72	5,119
Target Corporation	60	8,929
The Clorox Company	22	2,991
The Estee Lauder Companies Inc. - Class A	36	3,786
The Hershey Company	22	4,117
The J. M. Smucker Company	21	2,318
The Kroger Co.	98	4,902
Tyson Foods, Inc. - Class A	51	2,893
US Foods Holding Corp. (a)	45	2,391
Walmart Inc.	520	35,199
		385,742
Consumer Discretionary 1.5%
Grand Canyon Education, Inc. (a)	10	1,441
Newell Brands Inc.	179	1,149
Ollie's Bargain Outlet Holdings, Inc. (a)	19	1,842
Stride, Inc. (a)	19	1,359
		5,791
Total Common Stocks (cost $375,306)		391,533
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	2,108	2,108
Total Short Term Investments (cost $2,108)		2,108
Total Investments 99.8% (cost $377,414)		393,641
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net 0.2%		821
Total Net Assets 100.0%		394,447

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,154	47,611	48,657	62	—	—	2,108	0.5
JNL Government Money Market Fund, 5.31% - Class SL	138	5,117	5,255	5	—	—	—	—
	3,292	52,728	53,912	67	—	—	2,108	0.5

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	40	September 2024	3,144	(15)	(18)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	391,533	—	—	391,533
Short Term Investments	2,108	—	—	2,108
	393,641	—	—	393,641
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(18)	—	—	(18)
	(18)	—	—	(18)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.6%
Financials 22.6%
American Express Company	214	49,513
Goldman Sachs Group Inc, The	213	96,721
JPMorgan Chase & Co.	213	43,250
Travelers Companies, Inc. , The	214	43,481
Visa Inc. - Class A	214	56,125
		289,090
Information Technology 19.5%
Apple Inc.	214	45,038
Cisco Systems, Inc.	214	10,159
Intel Corporation	214	6,622
International Business Machines Corporation	214	36,983
Microsoft Corporation	214	95,573
Salesforce, Inc.	214	54,977
		249,352
Health Care 18.3%
Amgen Inc.	214	66,812
Johnson & Johnson	214	31,254
Merck & Co., Inc.	214	26,473
UnitedHealth Group Incorporated	214	108,897
		233,436
Consumer Discretionary 14.5%
Amazon.com, Inc. (a)	214	41,323
Home Depot, Inc. , The	214	73,610
McDonald's Corporation	214	54,493
NIKE, Inc. - Class B	214	16,117
		185,543
Industrials 13.9%
3M Company	213	21,852
Boeing Company, The (a)	214	38,920
Caterpillar Inc.	214	71,228
Honeywell International Inc.	213	45,662
		177,662
Consumer Staples 5.0%
Coca-Cola Company, The	214	13,611
Procter & Gamble Company, The	214	35,265
Walmart Inc.	213	14,479
		63,355
Energy 2.6%
Chevron Corporation	214	33,448
Communication Services 2.3%
Verizon Communications Inc.	214	8,819
Walt Disney Company, The	214	21,232
		30,051
Materials 0.9%
Dow Inc.	214	11,344
Total Common Stocks (cost $753,959)		1,273,281
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	5,514	5,514
Total Short Term Investments (cost $5,514)		5,514
Total Investments 100.0% (cost $759,473)		1,278,795
Other Derivative Instruments (0.0)%		(13)
Other Assets and Liabilities, Net (0.0)%		(49)
Total Net Assets 100.0%		1,278,733

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	11,221	62,621	68,328	217	—	—	5,514	0.4
JNL Government Money Market Fund, 5.31% - Class SL	—	3	3	—	—	—	—	—
	11,221	62,624	68,331	217	—	—	5,514	0.4

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	32	September 2024	6,250	(13)	65

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,273,281	—	—	1,273,281
Short Term Investments	5,514	—	—	5,514
	1,278,795	—	—	1,278,795
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	65	—	—	65
	65	—	—	65

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 98.9%
Antero Midstream Corporation	343	5,057
Antero Resources Corporation (a)	301	9,821
Apa Corp.	379	11,164
Archrock, Inc.	139	2,806
Baker Hughes Company - Class A	1,028	36,167
Cactus, Inc. - Class A	66	3,478
California Resources Corporation	71	3,784
ChampionX Corporation	193	6,397
Cheniere Energy, Inc.	233	40,818
Chesapeake Energy Corporation (b)	107	8,830
Chevron Corporation	1,757	274,872
Chord Energy Corporation	62	10,462
Civitas Resources, Inc.	74	5,074
CNX Resources Corporation (a)	156	3,802
Comstock Resources, Inc. (b)	91	949
ConocoPhillips	1,194	136,574
Coterra Energy Inc.	762	20,317
CVR Energy, Inc.	35	934
Devon Energy Corporation	645	30,554
Diamondback Energy, Inc.	177	35,373
DT Midstream, Inc.	99	7,042
EOG Resources, Inc.	586	73,781
EQT Corporation	422	15,587
Equitrans Midstream Corporation	446	5,789
Exxon Mobil Corporation	4,608	530,430
Gulfport Energy Operating Corporation (a)	13	1,949
Halliburton Company	904	30,532
Helmerich & Payne, Inc.	100	3,617
Hess Corporation	284	41,955
HF Sinclair Corporation	171	9,104
International Seaways, Inc.	36	2,098
Kinder Morgan, Inc.	2,008	39,901
Kosmos Energy Ltd. (a)	473	2,622
Liberty Energy Inc. - Class A	166	3,470
Magnolia Oil & Gas Corporation - Class A (b)	176	4,465
Marathon Oil Corporation	576	16,510
Marathon Petroleum Corporation	360	62,403
Matador Resources Company	120	7,125
Murphy Oil Corporation	157	6,478
Northern Oil and Gas Incorporated	98	3,636
NOV Inc.	402	7,646
Occidental Petroleum Corporation	644	40,604
ONEOK, Inc.	595	48,496
Ovintiv Canada ULC	272	12,733
Patterson-UTI Energy, Inc.	381	3,945
PBF Energy Inc. - Class A	104	4,808
Peabody Energy Corporation	121	2,672
Permian Resources Corporation - Class A	527	8,518
Phillips 66	432	61,042
Range Resources Corporation	245	8,211
Schlumberger Limited	1,458	68,807
SM Energy Company	118	5,084
Southwestern Energy Company (a)	1,112	7,484
Targa Resources Corp.	226	29,111
Texas Pacific Land Corporation (b)	20	14,514
Tidewater Inc. (a)	50	4,751
Transocean Ltd. (a) (c)	743	3,977
Uranium Energy Corp. (a) (b)	379	2,278
Valaris Limited (a)	63	4,714
Valero Energy Corporation	333	52,229
Weatherford International Public Limited Company (a)	75	9,196
Williams Companies, Inc., The	1,241	52,753
		1,969,300
Consumer Discretionary 0.3%
Valvoline, Inc. (a)	132	5,684
Utilities 0.2%
National Fuel Gas Company	93	5,024
Total Common Stocks (cost $1,628,176)		1,980,008
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	11,695	11,695
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	1,205	1,205
Total Short Term Investments (cost $12,900)		12,900
Total Investments 100.0% (cost $1,641,076)		1,992,908
Other Derivative Instruments 0.0%		89
Other Assets and Liabilities, Net (0.0)%		(935)
Total Net Assets 100.0%		1,992,062

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	4,974	304,530	297,809	306	—	—	11,695	0.6
JNL Government Money Market Fund, 5.31% - Class SL	852	41,162	40,809	61	—	—	1,205	—
	5,826	345,692	338,618	367	—	—	12,900	0.6

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,116	3,977	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	144	September 2024	13,714	89	191

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,980,008	—	—	1,980,008
Short Term Investments	12,900	—	—	12,900
	1,992,908	—	—	1,992,908
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	191	—	—	191
	191	—	—	191

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.2%
Financials 99.0%
Affiliated Managers Group, Inc.	7	1,019
AFLAC Incorporated	105	9,358
Allstate Corporation, The	53	8,471
Ally Financial Inc.	56	2,218
American Express Company	116	26,777
American Financial Group, Inc.	15	1,811
American International Group, Inc.	134	9,970
Ameriprise Financial, Inc.	20	8,581
Ameris Bancorp	14	684
AON Public Limited Company - Class A	44	12,896
Apollo Global Management, Inc.	80	9,501
Arch Capital Group Ltd. (a)	75	7,600
Ares Management Corporation - Class A	37	4,951
Arthur J. Gallagher & Co.	44	11,421
Artisan Partners Asset Management Inc. - Class A	13	527
Associated Banc-Corp	32	672
Assurant, Inc.	11	1,808
Assured Guaranty Ltd.	11	813
AXIS Capital Holdings Limited	16	1,130
Axos Financial, Inc. (a)	12	660
BancFirst Corporation	4	305
Bank of America Corporation	1,375	54,668
Bank OZK	23	946
Berkshire Hathaway Inc. - Class B (a)	364	148,167
BGC Group, Inc. - Class A	73	606
BlackRock, Inc.	30	23,685
Blackstone Inc. - Class A	144	17,852
Blue Owl Capital Inc. - Class A	91	1,618
BOK Financial Corporation	5	480
Brighthouse Financial, Inc. (a)	13	571
Brown & Brown, Inc.	49	4,416
Cadence Bank	36	1,005
Capital One Financial Corporation	77	10,652
Cathay General Bancorp	13	495
Chubb Limited	82	20,835
Cincinnati Financial Corporation	31	3,687
Citigroup Inc.	384	24,389
Citizens Financial Group, Inc.	92	3,311
CME Group Inc. - Class A	73	14,336
CNO Financial Group, Inc.	22	598
Cohen & Steers, Inc.	6	404
Coinbase Global, Inc. - Class A (a)	40	8,881
Columbia Banking System, Inc.	41	825
Comerica Incorporated	26	1,339
Commerce Bancshares, Inc.	25	1,409
Corebridge Financial, Inc.	46	1,344
Credit Acceptance Corporation (a)	1	607
Cullen/Frost Bankers, Inc.	12	1,243
Discover Financial Services	51	6,610
East West Bancorp, Inc.	28	2,057
Enact Holdings, Inc.	8	239
Enstar Group Limited (a)	2	687
Equitable Holdings, Inc.	61	2,490
Erie Indemnity Company - Class A	5	1,843
Essent Group Ltd.	22	1,234
Evercore Inc. - Class A	7	1,532
Everest Group, Ltd.	9	3,364
F&G Annuities & Life, Inc.	3	106
F.N.B. Corporation	67	921
FactSet Research Systems Inc.	8	3,192
Federated Hermes, Inc. - Class B	18	606
Fidelity National Financial, Inc. - Class A	51	2,542
Fifth Third Bancorp	137	4,991
First American Financial Corporation	21	1,106
First Bancorp.	35	631
First Citizens BancShares, Inc. - Class A	3	4,238
First Financial Bankshares, Inc.	29	851
First Hawaiian, Inc.	25	517
First Horizon Corporation	109	1,723
First Interstate BancSystem, Inc. - Class A	20	547
FirstCash, Inc.	8	877
Franklin Resources, Inc.	60	1,351
Freedom Holding Corp. (a) (b)	4	316
Genworth Financial, Inc. - Class A (a)	83	503
Glacier Bancorp, Inc.	22	805
Globe Life Inc.	19	1,531
Goldman Sachs Group Inc, The	65	29,581
Hamilton Lane Incorporated - Class A	8	987
Hancock Whitney Corporation	16	787
Hanover Insurance Group Inc, The	7	896
Hartford Financial Services Group, Inc. , The	59	5,957
Home BancShares, Inc.	41	982
Houlihan Lokey, Inc. - Class A	10	1,385
Huntington Bancshares Incorporated	290	3,819
Independence Holdings, LLC	23	1,104
Interactive Brokers Group, Inc. - Class A	22	2,683
Intercontinental Exchange, Inc.	116	15,869
International Bancshares Corporation	10	590
Invesco Ltd.	69	1,035
Jackson Financial Inc. - Class A (c)	14	1,039
Janus Henderson Group PLC	26	867
Jefferies Financial Group Inc.	33	1,647
JPMorgan Chase & Co.	580	117,366
KeyCorp	187	2,657
Kinsale Capital Group, Inc.	4	1,685
KKR & Co. Inc. - Class A	134	14,136
Lincoln National Corporation	35	1,090
Loews Corporation	37	2,744
LPL Financial Holdings Inc.	15	4,216
M&T Bank Corporation	34	5,068
Markel Group Inc. (a)	3	4,062
MarketAxess Holdings Inc.	8	1,533
Marsh & Mclennan Companies, Inc.	100	21,016
MasterCard Incorporated - Class A	167	73,590
Mercury General Corporation	5	281
MetLife, Inc.	121	8,480
MGIC Investment Corporation	53	1,144
Moelis & Company - Class A	14	801
Moody's Corporation	32	13,498
Morgan Stanley	254	24,649
Morningstar, Inc.	5	1,580
Mr. Cooper Group Inc. (a)	12	988
MSCI Inc. - Class A	16	7,714
Nasdaq, Inc.	78	4,724
Nelnet, Inc. - Class A	3	279
Northern Trust Corporation	41	3,458
Old National Bancorp	60	1,033
Old Republic International Corporation	51	1,587
PayPal Holdings, Inc. (a)	212	12,288
PennyMac Financial Services, Inc.	6	538
Pinnacle Financial Partners, Inc.	16	1,242
Piper Sandler Companies	3	624
Popular, Inc.	14	1,227
Primerica, Inc.	7	1,630
Principal Financial Group, Inc.	47	3,694
Prosperity Bancshares, Inc.	18	1,128
Prudential Financial, Inc.	73	8,540
Radian Group Inc.	31	950
Raymond James Financial, Inc.	38	4,720
Regions Financial Corporation	184	3,696
Reinsurance Group of America, Incorporated	13	2,722
RenaissanceRe Holdings Ltd	10	2,319
RLI Corp.	9	1,204
Robinhood Markets, Inc. - Class A (a)	104	2,354
Ryan Specialty Group Holdings, Inc. - Class A	19	1,117
S&P Global Inc.	63	28,224
SEI Investments Company	22	1,408
Selective Insurance Group, Inc.	12	1,137
ServisFirst Bancshares, Inc.	12	750
SLM Corporation	44	911
SoFi Technologies, Inc. (a) (b)	209	1,384
Southstate Corporation	16	1,184
State Street Corporation	61	4,493
Stifel Financial Corp.	20	1,657
Synchrony Financial	81	3,821
Synovus Financial Corp.	30	1,193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	45	5,171
Texas Capital Bancshares, Inc. (a)	8	513
TFS Financial Corporation	13	169
The Bank of New York Mellon Corporation (c)	151	9,051
The Carlyle Group, Inc.	44	1,746
The Charles Schwab Corporation	290	21,374
The PNC Financial Services Group, Inc.	81	12,518
The Progressive Corporation	118	24,553
The Western Union Company	68	829
Tradeweb Markets Inc. - Class A	23	2,483
Travelers Companies, Inc. , The	46	9,399
Truist Financial Corporation	270	10,491
U.S. Bancorp	315	12,490
UMB Financial Corporation	9	781
United Bankshares, Inc.	26	843
United Community Banks, Inc.	23	584
Unum Group	35	1,807
Valley National Bancorp	93	649
Victory Capital Holdings, Inc. - Class A	8	391
Visa Inc. - Class A	318	83,572
Voya Financial, Inc.	20	1,432
W. R. Berkley Corporation	41	3,257
Walker & Dunlop, Inc.	7	702
Webster Financial Corporation	35	1,519
Wells Fargo & Company	705	41,880
Western Alliance Bancorporation	22	1,382
White Mountains Insurance Group Ltd	1	960
Willis Towers Watson Public Limited Company	21	5,477
Wintrust Financial Corporation	13	1,272
Zions Bancorporation, National Association	31	1,347
Zurich American Corporation	12	736
		1,261,092
Information Technology 0.2%
Cleanspark Inc. (a) (b)	44	703
Marathon Digital Holdings, Inc. (a)	54	1,074
Riot Platforms, Inc. (a) (b)	57	524
		2,301
Health Care 0.0%
CorVel Corporation (a)	2	536
Industrials 0.0%
Dun & Bradstreet Holdings, Inc.	47	435
Total Common Stocks (cost $998,158)		1,264,364
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	7,472	7,472
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	260	260
Total Short Term Investments (cost $7,732)		7,732
Total Investments 99.8% (cost $1,005,890)		1,272,096
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net 0.2%		2,354
Total Net Assets 100.0%		1,274,475

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	803	106	227	22	104	253	1,039	0.1
JNL Government Money Market Fund, 5.21% - Class I	7,260	102,777	102,565	121	—	—	7,472	0.6
JNL Government Money Market Fund, 5.31% - Class SL	777	10,599	11,116	11	—	—	260	—
The Bank of New York Mellon Corporation	8,884	80	1,185	138	195	1,077	9,051	0.7
	17,724	113,562	115,093	292	299	1,330	17,822	1.4

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	66	September 2024	8,421	25	29

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,264,364	—	—	1,264,364
Short Term Investments	7,732	—	—	7,732
	1,272,096	—	—	1,272,096

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
	29	—	—	29

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.2%
10X Genomics, Inc. - Class A (a)	56	1,099
Abbott Laboratories	971	100,937
AbbVie Inc.	989	169,612
Acadia Healthcare Company, Inc. (a)	51	3,423
ACADIA Pharmaceuticals Inc. (a)	64	1,043
Agilent Technologies, Inc.	164	21,271
Align Technology, Inc. (a)	42	10,167
Alkermes Public Limited Company (a)	90	2,168
Alnylam Pharmaceuticals, Inc. (a)	70	17,068
Amedisys, Inc. (a)	18	1,611
Amgen Inc.	300	93,658
Amicus Therapeutics, Inc. (a)	146	1,449
Apellis Pharmaceuticals, Inc. (a)	46	1,760
Arrowhead Pharmaceuticals Inc (a)	64	1,669
Axonics, Inc. (a)	28	1,904
Axsome Therapeutics, Inc. (a) (b)	22	1,794
Azenta, Inc. (a)	29	1,523
Baxter International Inc.	286	9,552
Becton, Dickinson and Company	163	38,052
Biogen Inc. (a)	81	18,804
Biohaven Pharmaceutical Holding Company Ltd. (a)	43	1,484
BioMarin Pharmaceutical Inc. (a)	107	8,767
Bio-Rad Laboratories, Inc. - Class A (a)	11	3,119
Bio-Techne Corporation	89	6,397
Blueprint Medicines Corporation (a)	35	3,744
Boston Scientific Corporation (a)	820	63,111
Bridgebio Pharma, Inc. (a)	68	1,711
Bristol-Myers Squibb Company	1,140	47,326
Bruker Corporation	53	3,399
Canticle Pharmaceuticals, Inc. (a)	9	2,495
Cardinal Health, Inc.	137	13,450
Catalent, Inc. (a)	101	5,704
Cencora, Inc.	97	21,771
Centene Corporation (a)	298	19,778
Cerevel Therapeutics Holdings, Inc. - Class A (a)	43	1,759
CG Oncology, Inc. (a)	13	396
Charles River Laboratories International, Inc. (a)	29	5,919
Chemed Corporation	9	4,655
Crinetics Pharmaceuticals, Inc. (a)	37	1,639
CRISPR Therapeutics AG (a) (b)	48	2,572
CVS Health Corporation	702	41,435
Cytokinetics, Incorporated (a)	60	3,257
Danaher Corporation	378	94,513
DaVita Inc. (a)	28	3,893
Dentsply Sirona Inc.	116	2,899
DexCom, Inc. (a)	222	25,130
Doximity, Inc. - Class A (a)	66	1,853
Edwards Lifesciences Corporation (a)	337	31,127
Elanco Animal Health Incorporated (a)	267	3,854
Elevance Health, Inc.	130	70,343
Eli Lilly and Company	474	428,938
Encompass Health Corporation	56	4,826
Envista Holdings Corporation (a)	100	1,657
Evolent Health, Inc. - Class A (a)	59	1,136
Exact Sciences Corporation (a)	101	4,267
Exelixis, Inc. (a)	161	3,618
Fortrea Holdings Inc. (a)	48	1,110
GE HealthCare Technologies Inc.	220	17,177
Gilead Sciences, Inc.	698	47,864
Glaukos Corporation (a)	28	3,335
Globus Medical, Inc. - Class A (a)	64	4,368
Grail, Inc. (a) (b)	—	—
Haemonetics Corporation (a)	29	2,388
Halozyme Therapeutics, Inc. (a)	71	3,729
HCA Healthcare, Inc.	109	35,019
HealthEquity, Inc. (a)	49	4,205
Henry Schein, Inc. (a)	71	4,552
Hologic, Inc. (a)	130	9,661
Humana Inc.	68	25,223
IDEAYA Biosciences, Inc. (a)	37	1,287
IDEXX Laboratories, Inc. (a)	46	22,482
Illumina, Inc. (a)	88	9,182
Immunitybio, Inc. (a) (b)	76	479
Immunovant, Inc. (a)	37	970
Incyte Corporation (a)	95	5,744
Insmed Incorporated (a)	88	5,910
Inspire Medical Systems, Inc. (a)	17	2,247
Insulet Corporation (a)	39	7,856
Integer Holdings Corporation (a)	19	2,180
Intra-Cellular Therapies, Inc. (a)	56	3,855
Intuitive Surgical, Inc. (a)	198	87,873
Ionis Pharmaceuticals, Inc. (a)	76	3,636
Iovance Biotherapeutics, Inc. (a)	123	988
IQVIA Holdings Inc (a)	102	21,613
Irhythm Technologies, Inc. (a)	17	1,843
Janux Therapeutics, Inc. (a)	9	370
Jazz Pharmaceuticals Public Limited Company (a)	36	3,843
Johnson & Johnson	1,348	197,070
Krystal Biotech, Inc. (a)	14	2,624
Labcorp Holdings Inc.	48	9,740
Lantheus Holdings, Inc. (a)	38	3,054
LivaNova PLC (a)	29	1,594
Masimo Corporation (a)	25	3,158
McKesson Corporation	73	42,487
Medpace Holdings, Inc. (a)	14	5,801
Medtronic, Inc.	734	57,745
Merck & Co., Inc.	1,419	175,710
Merit Medical Systems, Inc. (a)	33	2,874
Mettler-Toledo International Inc. (a)	12	16,767
Moderna, Inc. (a)	188	22,363
Molina Healthcare, Inc. (a)	32	9,643
Natera, Inc. (a)	68	7,330
Neogen Corporation (a)	122	1,908
Neurocrine Biosciences, Inc. (a)	55	7,622
Nuvalent, Inc. - Class A (a)	19	1,403
Option Care Health, Inc. (a)	102	2,813
Organon & Co.	144	2,980
PACS Group, Inc. (a) (b)	12	363
Penumbra, Inc. (a)	21	3,755
Perrigo Company Public Limited Company	79	2,026
Pfizer Inc.	3,174	88,811
Premier Healthcare Solutions, Inc. - Class A	58	1,076
Prestige Consumer Healthcare Inc. (a)	28	1,938
Progyny, Inc. (a)	47	1,346
Quest Diagnostics Incorporated	62	8,498
Quidelortho Corporation (a)	29	975
R1 RCM Holdco Inc. (a)	89	1,115
RadNet, Inc. (a)	36	2,144
Regeneron Pharmaceuticals, Inc. (a)	59	62,311
Repligen Corporation (a)	28	3,526
ResMed Inc.	82	15,730
Revolution Medicines, Inc. (a)	78	3,039
Revvity, Inc.	70	7,321
Roivant Sciences Ltd. (a)	209	2,204
Royalty Pharma PLC - Class A	218	5,738
Sarepta Therapeutics, Inc. (a)	51	8,061
Select Medical Holdings Corporation	59	2,081
Sgry, LLC (a)	39	926
Solventum Corporation (a)	78	4,098
Sotera Health LLC (a)	62	740
Springworks Therapeutics, Inc. (a)	31	1,167
Steris Public Limited Company	55	12,077
Stryker Corporation	201	68,547
Teleflex Incorporated	26	5,512
Tenet Healthcare Corporation (a)	54	7,246
The Cigna Group	159	52,425
The Cooper Companies, Inc.	110	9,595
The Ensign Group, Inc.	32	3,974
Thermo Fisher Scientific Inc.	214	118,231
Ultragenyx Pharmaceutical Inc. (a)	44	1,824
United Therapeutics Corporation (a)	21	6,793
UnitedHealth Group Incorporated	515	262,265
Universal Health Services, Inc. - Class B	33	6,091
Vaxcyte, Inc. (a)	58	4,341
Veeva Systems Inc. - Class A (a)	82	15,088
Vertex Pharmaceuticals Incorporated (a)	144	67,564
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Viatris Inc.	656	6,975
Viking Therapeutics, Inc. (a)	58	3,096
Waters Corporation (a)	33	9,675
West Pharmaceutical Services, Inc.	41	13,479
Zimmer Biomet Holdings, Inc.	115	12,512
Zoetis Inc. - Class A	257	44,572
		3,317,052
Materials 0.2%
AptarGroup, Inc.	37	5,185
Consumer Staples 0.2%
Walgreens Boots Alliance, Inc.	408	4,939
Financials 0.0%
Oscar Health, Inc. - Class A (a)	94	1,494
Total Common Stocks (cost $1,910,224)		3,328,670
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	2,771	2,771
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	705	705
Total Short Term Investments (cost $3,476)		3,476
Total Investments 99.7% (cost $1,913,700)		3,332,146
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.3%		11,304
Total Net Assets 100.0%		3,343,455

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	175,485	172,714	190	—	—	2,771	0.1
JNL Government Money Market Fund, 5.31% - Class SL	740	23,629	23,664	28	—	—	705	—
	740	199,114	196,378	218	—	—	3,476	0.1

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	105	September 2024	15,631	5	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,328,670	—	—	3,328,670
Short Term Investments	3,476	—	—	3,476
	3,332,146	—	—	3,332,146
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.5%
Industrials 97.4%
3M Company	31	3,163
A. O. Smith Corporation	7	554
AAON, Inc.	4	327
ABM Industries Incorporated	3	177
Acuity Brands, Inc.	2	419
Advanced Drainage Systems, Inc.	4	634
AECOM	8	666
AeroVironment, Inc. (a)	2	283
AGCO Corporation	4	348
Air Lease Corporation - Class A	6	278
Alaska Air Group, Inc. (a)	7	294
Allegion Public Limited Company	5	579
American Airlines Group Inc. (a)	34	387
AMETEK, Inc.	13	2,146
APi Group Corp (a)	11	396
Applied Industrial Technologies, Inc.	2	424
Arcbest Corporation	1	146
Arcosa, Inc.	3	231
Armstrong World Industries, Inc.	2	284
Atkore Inc.	2	274
Automatic Data Processing, Inc.	23	5,485
Avis Budget Group, Inc.	1	99
Axon Enterprise, Inc. (a)	4	1,180
Beacon Roofing Supply, Inc. (a)	3	317
Bloom Energy Corporation - Class A (a) (b)	11	140
Boeing Company, The (a)	34	6,243
Booz Allen Hamilton Holding Corporation - Class A	7	1,107
Brady Corporation - Class A	2	158
Brink's Company, The	2	250
Builders FirstSource, Inc. (a)	7	942
BWXT Government Group, Inc.	5	485
C.H. Robinson Worldwide, Inc.	7	575
Carlisle Companies Incorporated	3	1,081
Carrier Global Corporation	47	2,965
Casella Waste Systems, Inc. - Class A (a)	3	315
Caterpillar Inc.	27	9,111
CBIZ, Inc. (a)	3	195
Chart Industries, Inc. (a) (b)	2	350
Cintas Corporation	5	3,422
Clean Harbors, Inc. (a)	3	648
CNH Industrial N.V.	51	515
Comfort Systems USA, Inc.	2	606
Copart, Inc. (a)	49	2,638
Core & Main, Inc. - Class A (a)	10	498
Crane Company	3	401
CSW Industrials, Inc.	1	230
CSX Corporation	110	3,664
Cummins Inc.	8	2,109
Curtiss-Wright Corporation	2	573
Deere & Company	14	5,292
Delta Air Lines, Inc.	36	1,701
Donaldson Company, Inc.	7	485
Dover Corporation	8	1,389
Dycom Industries, Inc. (a)	2	280
Eaton Corporation Public Limited Company	22	7,002
EMCOR Group, Inc.	3	953
Emerson Electric Co.	32	3,509
Encore Wire Corporation	1	236
EnerSys	2	233
Enpro Inc.	1	168
Equifax Inc.	7	1,665
ESAB Corporation	3	298
Expeditors International of Washington, Inc. - Class A	8	979
Exponent, Inc.	3	269
Fastenal Company	32	2,007
Federal Signal Corporation	3	288
FedEx Corporation	13	3,785
Ferguson Holdings Limited	11	2,201
Flowserve Corporation	7	346
Fluor Corporation (a)	10	418
Fortune Brands Innovations, Inc.	7	463
Franklin Electric Co., Inc.	2	216
FTAI Aviation Ltd.	6	579
FTI Consulting, Inc. (a)	2	429
Gates Industrial Corporation PLC (a)	10	165
GATX Corporation	2	260
Generac Holdings Inc. (a)	3	444
General Dynamics Corporation	13	3,711
General Electric Company	61	9,712
GMS Inc. (a)	2	175
Graco Inc.	9	741
Griffon Corporation	2	133
GXO Logistics Inc. (a)	7	336
Hayward Holdings, Inc. (a)	8	97
HEICO Corporation	2	530
HEICO Corporation - Class A	4	762
Herc Holdings Inc.	1	197
Hexcel Corporation	5	295
Hillenbrand, Inc.	4	160
Honeywell International Inc.	36	7,777
Howmet Aerospace Inc.	23	1,769
Hubbell Incorporated	3	1,093
Huntington Ingalls Industries, Inc.	2	541
ICF International, Inc.	1	155
IDEX Corporation	4	850
Illinois Tool Works Inc.	17	3,943
Ingersoll Rand Inc.	23	2,056
Insperity, Inc.	2	174
ITT Inc.	5	595
J.B. Hunt Transport Services, Inc.	5	744
Jacobs Solutions Inc.	7	976
Joby Aviation, Inc. - Class A (a) (b)	24	121
John Bean Technologies Corporation	2	167
Johnson Controls International Public Limited Company	38	2,529
Kadant Inc.	1	181
KBR, Inc.	7	482
Kirby Corporation (a)	3	396
Knight-Swift Transportation Holdings Inc. - Class A	9	427
Korn Ferry	3	187
L3Harris Technologies, Inc.	11	2,376
Landstar System, Inc.	2	369
Lennox International Inc.	2	955
Leonardo DRS, Inc. (a)	4	102
Lincoln Electric Holdings, Inc.	3	606
Loar Holdings Inc. (a) (b)	1	36
Lockheed Martin Corporation	12	5,559
ManpowerGroup Inc.	3	191
Masco Corporation	12	823
MasTec, Inc. (a)	3	371
Matson Intermodal - Paragon, Inc.	2	242
Maximus, Inc.	3	296
McGrath RentCorp	1	143
MDU Resources Group, Inc.	10	263
Mine Safety Appliances Company, LLC	2	391
Moog Inc. - Class A	2	269
MSC Industrial Direct Co., Inc. - Class A	2	193
Mueller Industries, Inc.	6	347
Nordson Corporation	3	666
Norfolk Southern Corporation	13	2,718
Northrop Grumman Corporation	8	3,596
Nvent Electric Public Limited Company	9	702
Old Dominion Freight Line, Inc.	11	1,872
Oshkosh Corporation	3	373
Otis Worldwide Corporation	23	2,184
Owens Corning	5	842
PACCAR Inc	29	2,966
Parker-Hannifin Corporation	7	3,636
Paychex, Inc.	18	2,140
Pentair Public Limited Company	9	710
Quanta Services, Inc.	8	2,067
RBC Bearings Incorporated (a)	2	432
Regal Rexnord Corporation	4	495
Republic Services, Inc.	11	2,225
Resideo Technologies, Inc. (a)	8	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Robert Half Inc.	6	367
Rockwell Automation, Inc.	6	1,761
RTX Corporation	74	7,450
Ryder System, Inc.	2	294
Saia, Inc. (a)	1	704
SiteOne Landscape Supply, Inc. (a)	3	306
SkyWest, Inc. (a)	2	179
Snap-on Incorporated	3	773
Southwest Airlines Co.	33	954
Spirit AeroSystems Holdings, Inc. - Class A (a)	6	212
SPX Technologies, Inc. (a)	3	363
Stanley Black & Decker, Inc.	9	684
Stericycle, Inc. (a)	5	302
Sterling Infrastructure, Inc. (a)	2	206
Symbotic Inc. - Class A (a) (b)	1	50
Terex Corporation	4	195
Tetra Tech, Inc.	3	610
Textron Inc.	11	916
The AZEK Company Inc. - Class A (a)	8	342
The Middleby Corporation (a)	3	369
The Timken Company	4	298
Toro Company, The	6	544
Trane Technologies Public Limited Company	13	4,179
TransDigm Group Incorporated	3	3,991
TransUnion	11	805
Trex Company, Inc. (a)	6	444
Trinet Group, Inc.	2	174
U-Haul Holding Company (a)	—	28
U-Haul Holding Company - Series N	6	343
Union Pacific Corporation	34	7,706
United Airlines Holdings, Inc. (a)	18	893
United Parcel Service, Inc. - Class B	41	5,581
United Rentals, Inc.	4	2,408
Valmont Industries, Inc.	1	304
Veralto Corporation	13	1,242
Verisk Analytics, Inc.	8	2,149
Vertiv Holdings Co - Class A	20	1,752
Vm Consolidated, Inc. - Class A (a)	9	252
W.W. Grainger, Inc.	2	2,254
Waste Management, Inc.	21	4,383
Watsco, Inc.	2	901
Watts Water Technologies, Inc. - Class A	2	281
WESCO International, Inc.	2	393
Westinghouse Air Brake Technologies Corporation	10	1,553
WillScot Mobile Mini Holdings Corp. - Class A (a)	10	382
Woodward, Inc.	3	546
XPO, Inc. (a)	6	683
Xylem Inc.	13	1,824
Zurn Elkay Water Solutions Corporation	8	240
		241,274
Consumer Discretionary 0.8%
ADT, Inc.	17	127
Aramark	14	492
Pool Corporation	2	652
TopBuild Corp. (a)	2	685
Worthington Industries, Inc.	2	89
		2,045
Financials 0.5%
Global Payments Inc.	14	1,373
Materials 0.4%
ATI Inc. (a)	7	383
Carpenter Technology Corporation	3	304
Louisiana-Pacific Corporation (W VA)	4	294
		981
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	226
Crane Nxt, Co.	3	193
Dolby Laboratories, Inc. - Class A	3	262
		681
Health Care 0.1%
Enovis Corporation (a)	3	136
Consumer Staples 0.0%
Seaboard Corporation	—	44
Total Common Stocks (cost $209,467)		246,534
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	1,227	1,227
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	204	204
Total Short Term Investments (cost $1,431)		1,431
Total Investments 100.1% (cost $210,898)		247,965
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.1)%		(323)
Total Net Assets 100.0%		247,645

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,186	37,392	37,351	45	—	—	1,227	0.5
JNL Government Money Market Fund, 5.31% - Class SL	399	6,490	6,685	13	—	—	204	0.1
	1,585	43,882	44,036	58	—	—	1,431	0.6

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	12	September 2024	1,484	3	8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	246,534	—	—	246,534
Short Term Investments	1,431	—	—	1,431
	247,965	—	—	247,965
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
	8	—	—	8

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 94.0%
Accenture Public Limited Company - Class A	247	74,887
ACI Worldwide, Inc. (a)	157	6,205
Adobe Inc. (a)	175	97,184
Advanced Micro Devices, Inc. (a)	623	101,022
Akamai Technologies, Inc. (a)	104	9,388
Alarm.Com Holdings, Inc. (a)	85	5,377
Allegro Microsystems Inc. (a)	172	4,846
Altair Engineering Inc. - Class A (a)	64	6,281
Amkor Technology, Inc.	160	6,404
Amphenol Corporation - Class A	506	34,097
Analog Devices, Inc.	202	46,033
ANSYS, Inc. (a)	45	14,491
AppFolio, Inc. - Class A (a)	25	6,213
Apple Inc.	5,357	1,128,286
Applied Materials, Inc.	324	76,436
AppLovin Corporation - Class A (a)	132	10,992
Arista Networks, Inc. (a)	108	37,998
Arrow Electronics, Inc. (a)	51	6,187
ASGN Incorporated (a)	63	5,544
Aspen Technology, Inc. (a)	30	6,053
Astera Labs, Inc. (a)	74	4,486
Atlassian Corporation - Class A (a)	84	14,913
Aurora Innovations Inc. - Class A (a) (b)	1,942	5,378
Autodesk, Inc. (a)	98	24,258
Avnet, Inc.	112	5,744
Axcelis Technologies, Inc. (a)	43	6,075
Badger Meter, Inc.	33	6,150
Belden Inc.	58	5,467
Bentley Systems, Incorporated - Class B	132	6,506
Bill Holdings, Inc. (a)	119	6,254
Blackbaud, Inc. (a)	70	5,331
Blackline, Inc. (a)	110	5,346
Box, Inc. - Class A (a)	210	5,558
Braze, Inc. - Class A (a)	132	5,123
Broadcom Inc.	171	274,520
C3.ai, Inc. - Class A (a) (b)	174	5,046
Cadence Design Systems, Inc. (a)	114	35,149
CCC Intelligent Solutions Holdings Inc. (a)	483	5,366
CDW Corp.	68	15,265
Ciena Corporation (a)	139	6,709
Cirrus Logic, Inc. (a)	54	6,876
Cisco Systems, Inc.	1,584	75,264
Cloudflare, Inc. - Class A (a)	167	13,852
Cognex Corporation	156	7,276
Cognizant Technology Solutions Corporation - Class A	249	16,955
Coherent Corp. (a)	115	8,345
CommVault Systems, Inc. (a)	52	6,285
Confluent, Inc. - Class A (a)	235	6,950
Corning Incorporated	398	15,450
Credo Technology Group Holding Ltd (a)	194	6,187
CrowdStrike Holdings, Inc. - Class A (a)	96	36,721
Datadog, Inc. - Class A (a)	144	18,739
Dell Technologies Inc. - Class C	129	17,854
Diodes Incorporated (a)	72	5,174
DocuSign, Inc. (a)	157	8,415
DoubleVerify Holdings, Inc. (a)	279	5,440
Dropbox, Inc. - Class A (a)	282	6,346
DXC Technology Company (a)	288	5,507
Dynatrace, Inc. (a)	192	8,599
Elastic N.V. (a)	68	7,784
Enphase Energy, Inc. (a)	82	8,165
Entegris, Inc.	86	11,641
EPAM Systems, Inc. (a)	44	8,306
F5, Inc. (a)	47	8,038
Fabrinet (a)	31	7,609
Fair Isaac Corporation (a)	12	18,059
First Solar, Inc. (a)	52	11,641
Five9, Inc. (a)	124	5,451
Flex Ltd. (a)	282	8,321
Formfactor, Inc. (a)	101	6,121
Fortinet, Inc. (a)	310	18,689
Freshworks, Inc. - Class A (a)	400	5,082
Gartner, Inc. (a)	38	17,068
Gen Digital Inc.	381	9,524
GitLab Inc. - Class A (a)	134	6,666
GoDaddy Inc. - Class A (a)	80	11,167
Guidewire Software, Inc. (a)	62	8,524
HashiCorp, Inc. - Class A (a)	173	5,836
Hewlett Packard Enterprise Company	683	14,462
HP, Inc.	481	16,835
HubSpot, Inc. (a)	26	15,326
Informatica Inc. - Class A (a)	189	5,828
Insight Enterprises, Inc. (a)	31	6,232
Instructure Holdings, Inc. (a)	174	4,065
Intel Corporation	1,712	53,036
International Business Machines Corporation	365	63,108
Intuit Inc.	111	72,794
IPG Photonics Corporation (a)	59	4,997
Itron, Inc. (a)	56	5,495
Jabil Inc.	79	8,553
JFROG Ltd (a)	151	5,674
Juniper Networks, Inc.	239	8,707
Keysight Technologies, Inc. (a)	95	12,999
KLA Corporation	55	45,352
Kulicke and Soffa Industries, Inc.	110	5,423
Kyndryl Holdings, Inc. (a)	246	6,480
Lam Research Corporation	53	55,993
Lattice Semiconductor Corporation (a)	118	6,825
Littelfuse, Inc.	25	6,454
Lumentum Holdings Inc. (a)	114	5,807
MACOM Technology Solutions Holdings, Inc. (a)	61	6,775
Manhattan Associates, Inc. (a)	41	10,072
Marvell Technology, Inc.	374	26,158
Microchip Technology Incorporated	240	21,990
Micron Technology, Inc.	438	57,609
Microsoft Corporation	2,758	1,232,790
MicroStrategy Incorporated - Class A (a) (b)	8	11,411
MKS Instruments, Inc.	52	6,841
MongoDB, Inc. - Class A (a)	45	11,158
Monolithic Power Systems, Inc.	22	18,369
Motorola Solutions, Inc.	73	28,003
nCino OpCo, Inc. (a)	163	5,113
NetApp, Inc.	110	14,157
Novanta Inc. (a)	38	6,233
Nutanix, Inc. - Class A (a)	168	9,534
NVIDIA Corporation	8,841	1,092,214
NXP Semiconductors N.V.	110	29,521
Okta, Inc. - Class A (a)	107	9,989
On Semiconductor Corporation (a)	215	14,718
Onto Innovation Inc. (a)	37	8,069
Oracle Corporation	620	87,515
Palantir Technologies Inc. - Class A (a)	914	23,153
Palo Alto Networks, Inc. (a)	133	44,948
Pegasystems Inc.	86	5,209
Plexus Corp. (a)	50	5,136
Power Integrations, Inc.	75	5,275
Powerschool Holdings, Inc. - Class A (a)	210	4,695
Procore Technologies, Inc. (a)	94	6,251
PTC Inc. (a)	68	12,347
Pure Storage, Inc. - Class A (a)	176	11,332
Q2 Holdings, Inc. (a)	91	5,481
Qorvo, Inc. (a)	74	8,617
Qualcomm Incorporated	433	86,150
Qualys, Inc. (a)	44	6,202
Rambus Inc. (a)	112	6,585
Rapid7, Inc. (a)	132	5,727
Roper Technologies, Inc.	47	26,441
Salesforce, Inc.	366	94,010
Samsara Inc. - Class A (a)	215	7,256
Sanmina Corporation (a)	82	5,454
Seagate Technology Holdings Public Limited Company	116	11,938
SentinelOne, Inc. - Class A (a)	332	6,998
ServiceNow, Inc. (a)	82	64,317
Silicon Laboratories Inc. (a)	46	5,124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Skyworks Solutions, Inc.	100	10,698
Smartsheet Inc. - Class A (a)	148	6,522
Snowflake Inc. - Class A (a)	153	20,700
SolarEdge Technologies Ltd. (a) (b)	116	2,917
SPS Commerce, Inc. (a)	36	6,701
Squarespace, Inc. - Class A (a)	119	5,197
Super Micro Computer, Inc. (a)	24	19,573
Synaptics Incorporated (a)	58	5,124
Synopsys, Inc. (a)	64	38,027
TD SYNNEX Corporation	51	5,883
TE Connectivity Ltd. (c)	141	21,276
Teledyne Technologies Incorporated (a)	28	10,928
Tenable Holdings, Inc. (a)	144	6,269
Teradata Corporation (a)	161	5,551
Teradyne, Inc.	86	12,758
Texas Instruments Incorporated	357	69,467
Trimble Inc. (a)	166	9,263
Tyler Technologies, Inc. (a)	24	12,226
Uipath, Inc. - Class A (a)	521	6,604
Unity Software Inc. (a)	346	5,629
Universal Display Corporation	38	8,031
Varonis Systems, Inc. (a)	139	6,684
VeriSign, Inc. (a)	56	9,873
Vishay Intertechnology, Inc.	223	4,976
Vontier Corporation	164	6,271
Western Digital Corporation (a)	173	13,095
Wolfspeed, Inc. (a) (b)	186	4,242
Workday, Inc. - Class A (a)	98	21,986
Workiva Inc. - Class A (a)	74	5,382
Zebra Technologies Corporation - Class A (a)	33	10,120
Zoom Video Communications, Inc. - Class A (a)	159	9,409
Zscaler, Inc. (a)	56	10,834
		6,582,041
Industrials 2.9%
Alight, Inc. - Class A (a)	719	5,307
Broadridge Financial Solutions, Inc.	65	12,746
Caci International Inc. - Class A (a)	18	7,742
Clarivate PLC (a)	874	4,974
Concentrix Corporation	84	5,343
Dayforce, Inc. (a)	138	6,848
ESCO Technologies Inc.	48	5,014
ExlService Holdings, Inc. (a)	202	6,349
Fortive Corporation	188	13,935
Genpact Limited	188	6,042
Leidos Holdings, Inc.	79	11,490
Lyft, Inc. - Class A (a)	400	5,643
Nextracker LLC - Class A (a)	117	5,470
Parsons Corporation (a)	72	5,865
Paycom Software, Inc.	48	6,872
Paycor HCM, Inc. (a)	379	4,814
Paylocity Holding Corporation (a)	46	6,096
Science Applications International Corporation	55	6,431
Sensata Technologies Holding PLC	163	6,076
SS&C Technologies Holdings, Inc.	149	9,334
Uber Technologies, Inc. (a)	802	58,304
		200,695
Financials 2.0%
Affirm Holdings, Inc. - Class A (a)	202	6,107
Block, Inc. - Class A (a)	270	17,414
Corpay Inc (a)	42	11,234
Euronet Worldwide, Inc. (a)	54	5,587
Fidelity National Information Services, Inc.	263	19,826
Fiserv, Inc. (a)	244	36,361
Flywire Corporation (a)	284	4,657
Jack Henry & Associates, Inc.	53	8,833
Marqeta, Inc. - Class A (a)	903	4,947
Remitly Global, Inc. (a)	375	4,540
Shift4 Payments, LLC - Class A (a) (b)	80	5,850
Toast, Inc. - Class A (a)	338	8,704
Wex, Inc. (a)	39	6,950
		141,010
Communication Services 0.4%
Ibotta, Inc. - Class A (a)	56	4,232
The Trade Desk, Inc. - Class A (a)	208	20,326
ZoomInfo Technologies Inc. - Class A (a)	435	5,553
		30,111
Consumer Discretionary 0.3%
Duolingo, Inc. - Class A (a)	35	7,198
Garmin Ltd.	83	13,445
Global Business Travel Group, Inc. - Class A (a)	656	4,328
		24,971
Total Common Stocks (cost $3,728,155)		6,978,828
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	31,210	31,210
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	9,719	9,719
Total Short Term Investments (cost $40,929)		40,929
Total Investments 100.2% (cost $3,769,084)		7,019,757
Other Derivative Instruments (0.0)%		(34)
Other Assets and Liabilities, Net (0.2)%		(14,919)
Total Net Assets 100.0%		7,004,804

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	9,038	375,521	353,349	655	—	—	31,210	0.5
JNL Government Money Market Fund, 5.31% - Class SL	4,283	104,042	98,606	107	—	—	9,719	0.1
	13,321	479,563	451,955	762	—	—	40,929	0.6

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/26/17	14,730	21,276	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	150	September 2024	35,061	(34)	(438)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	6,978,828	—	—	6,978,828
Short Term Investments	40,929	—	—	40,929
	7,019,757	—	—	7,019,757
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(438)	—	—	(438)
	(438)	—	—	(438)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.5%
Materials 96.4%
Air Products and Chemicals, Inc.	31	7,963
Albemarle Corporation	16	1,551
Alcoa Corporation	25	985
Alpha Metallurgical Resources, Inc.	2	426
Arcadium Lithium PLC (a)	149	499
Arch Resources, Inc. - Class A	2	373
Ashland Inc.	7	615
Avient Corporation	13	552
Axalta Coating Systems Ltd. (a)	29	980
Balchem Corporation	4	689
Cabot Corporation	8	703
Celanese Corporation - Class A	15	2,036
CF Industries Holdings, Inc.	25	1,868
Cleveland-Cliffs Inc. (a)	66	1,013
Commercial Metals Company	16	873
Corteva, Inc.	97	5,216
CRH Public Limited Company	95	7,148
Dow Inc.	97	5,162
DuPont de Nemours, Inc.	58	4,669
Eagle Materials Inc.	5	1,030
Eastman Chemical Company	16	1,609
Ecolab Inc.	35	8,397
Element Solutions Inc.	31	851
FMC Corporation	17	995
Freeport-McMoRan Inc.	199	9,678
H.B. Fuller Company	7	576
Hecla Mining Company	82	396
Huntsman Corporation	23	524
Innospec Inc.	3	426
International Flavors & Fragrances Inc.	35	3,375
Knife River Corporation (a)	7	496
Legacy Vulcan Corp.	18	4,584
Linde Public Limited Company	67	29,235
LyondellBasell Industries N.V. - Class A	36	3,434
Martin Marietta Materials, Inc.	9	4,646
Mosaic Company, The	45	1,290
MP Materials Corp. - Class A (a) (b)	13	168
NewMarket Corporation	1	514
Newmont Corporation	160	6,695
Nucor Corporation	33	5,248
Olin Corporation	17	782
PPG Industries, Inc.	33	4,122
Quaker Chemical Corporation	2	328
Reliance, Inc.	8	2,277
Royal Gold, Inc.	9	1,139
RPM International Inc.	18	1,925
Scotts Miracle-Gro Company, The	6	383
Sensient Technologies Corporation	6	435
Southern Copper Corporation	12	1,298
Steel Dynamics, Inc.	20	2,652
Summit Materials, Inc. - Class A (a)	17	605
The Chemours Company	21	465
The Sherwin-Williams Company	32	9,699
United States Steel Corporation	31	1,169
Warrior Met Coal, Inc.	7	451
Westlake Corporation	5	683
		155,901
Industrials 1.6%
Boise Cascade Company	5	655
Simpson Manufacturing Co., Inc.	6	998
UFP Industries, Inc.	9	959
		2,612
Health Care 1.2%
Avantor, Inc. (a)	94	1,989
Consumer Staples 0.3%
WD-40 Company	2	411
Total Common Stocks (cost $150,871)		160,913
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	342	342
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	175	175
Total Short Term Investments (cost $517)		517
Total Investments 99.8% (cost $151,388)		161,430
Other Assets and Liabilities, Net 0.2%		269
Total Net Assets 100.0%		161,699

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	447	30,206	30,311	17	—	—	342	0.2
JNL Government Money Market Fund, 5.31% - Class SL	59	6,199	6,083	8	—	—	175	0.1
	506	36,405	36,394	25	—	—	517	0.3

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	September 2024	761	—	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	160,913	—	—	160,913
Short Term Investments	517	—	—	517
	161,430	—	—	161,430
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.5%
Information Technology 51.6%
Adobe Inc. (a)	245	136,228
Advanced Micro Devices, Inc. (a)	883	143,191
Analog Devices, Inc.	271	61,842
ANSYS, Inc. (a)	48	15,342
Apple Inc.	3,250	684,428
Applied Materials, Inc.	454	107,126
Arm Holdings PLC - ADR (a)	65	10,586
ASML Holding N.V. - ADR	50	50,945
Atlassian Corporation - Class A (a)	88	15,538
Autodesk, Inc. (a)	118	29,195
Broadcom Inc.	254	407,256
Cadence Design Systems, Inc. (a)	149	45,772
CDW Corp.	74	16,498
Cisco Systems, Inc.	2,212	105,101
Cognizant Technology Solutions Corporation - Class A	274	18,602
CrowdStrike Holdings, Inc. - Class A (a)	126	48,381
Datadog, Inc. - Class A (a)	169	21,896
Fortinet, Inc. (a)	417	25,125
Globalfoundries Inc. (a)	300	15,166
Intel Corporation	2,330	72,163
Intuit Inc.	153	100,527
KLA Corporation	74	60,916
Lam Research Corporation	72	76,270
Marvell Technology, Inc.	471	32,916
Microchip Technology Incorporated	295	27,013
Micron Technology, Inc.	606	79,724
Microsoft Corporation	1,575	703,968
MongoDB, Inc. - Class A (a)	39	9,807
NVIDIA Corporation	5,213	643,997
NXP Semiconductors N.V.	140	37,635
On Semiconductor Corporation (a)	234	16,060
Palo Alto Networks, Inc. (a)	177	59,842
Qualcomm Incorporated	611	121,669
Roper Technologies, Inc.	58	32,834
Synopsys, Inc. (a)	84	49,904
Texas Instruments Incorporated	497	96,637
Workday, Inc. - Class A (a)	114	25,597
Zscaler, Inc. (a)	82	15,765
		4,221,462
Communication Services 15.5%
Alphabet Inc. - Class A	1,246	227,048
Alphabet Inc. - Class C	1,190	218,334
Comcast Corporation - Class A	2,142	83,899
Electronic Arts Inc.	147	20,468
Former Charter Communications Parent, Inc. - Class A (a)	80	23,858
Meta Platforms, Inc. - Class A	740	373,290
Netflix, Inc. (a)	236	159,561
Take-Two Interactive Software, Inc. (a)	92	14,373
The Trade Desk, Inc. - Class A (a)	242	23,667
T-Mobile US, Inc.	641	113,006
Warner Bros. Discovery, Inc. - Series A (a)	1,330	9,899
		1,267,403
Consumer Discretionary 12.5%
Airbnb, Inc. - Class A (a)	239	36,240
Amazon.com, Inc. (a)	2,205	426,187
Booking Holdings Inc.	19	73,957
DoorDash, Inc. - Class A (a)	207	22,522
Lululemon Athletica Inc. (a)	66	19,699
Marriott International, Inc. - Class A	158	38,203
MercadoLibre, Inc. (a)	28	45,517
O'Reilly Automotive, Inc. (a)	32	33,975
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	365	48,515
Ross Stores, Inc.	184	26,708
Starbucks Corporation	619	48,154
Tesla Inc. (a)	1,023	202,433
		1,022,110
Health Care 6.1%
Amgen Inc.	293	91,482
AstraZeneca PLC - ADR	318	24,770
Biogen Inc. (a)	80	18,486
DexCom, Inc. (a)	218	24,680
GE HealthCare Technologies Inc.	250	19,498
Gilead Sciences, Inc.	681	46,696
Grail, Inc. (a)	14	222
IDEXX Laboratories, Inc. (a)	45	22,069
Illumina, Inc. (a)	87	9,037
Intuitive Surgical, Inc. (a)	194	86,368
Moderna, Inc. (a)	209	24,782
Regeneron Pharmaceuticals, Inc. (a)	59	62,343
Vertex Pharmaceuticals Incorporated (a)	141	66,146
		496,579
Consumer Staples 6.0%
Coca-Cola Europacific Partners PLC	251	18,265
Costco Wholesale Corporation	242	206,056
Dollar Tree, Inc. (a)	119	12,744
Keurig Dr Pepper Inc.	757	25,298
Kraft Foods Group, Inc.	662	21,330
Mondelez International, Inc. - Class A	736	48,139
Monster Beverage 1990 Corporation (a)	571	28,499
PepsiCo, Inc.	751	123,844
Walgreens Boots Alliance, Inc.	466	5,631
		489,806
Industrials 4.2%
Automatic Data Processing, Inc.	224	53,568
Cintas Corporation	55	38,743
Copart, Inc. (a)	525	28,449
CSX Corporation	1,069	35,742
Fastenal Company	314	19,760
Honeywell International Inc.	356	76,086
Old Dominion Freight Line, Inc.	119	20,963
PACCAR Inc	287	29,587
Paychex, Inc.	197	23,378
Verisk Analytics, Inc.	79	21,222
		347,498
Materials 1.4%
Linde Public Limited Company	263	115,450
Utilities 1.1%
American Electric Power Company, Inc.	288	25,276
Constellation Energy Group, Inc.	173	34,648
Exelon Corporation	546	18,906
XCEL Energy Inc.	301	16,077
		94,907
Energy 0.5%
Baker Hughes Company - Class A	550	19,338
Diamondback Energy, Inc.	97	19,409
		38,747
Financials 0.4%
PayPal Holdings, Inc. (a)	585	33,967
Real Estate 0.2%
CoStar Group, Inc. (a)	222	16,448
Total Common Stocks (cost $4,698,656)		8,144,377
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	37,040	37,040
Total Short Term Investments (cost $37,040)		37,040
Total Investments 99.9% (cost $4,735,696)		8,181,417
Other Derivative Instruments (0.0)%		(238)
Other Assets and Liabilities, Net 0.1%		6,303
Total Net Assets 100.0%		8,187,482

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	58,403	378,166	399,529	1,417	—	—	37,040	0.5
JNL Government Money Market Fund, 5.31% - Class SL	28,965	90,013	118,978	569	—	—	—	—
	87,368	468,179	518,507	1,986	—	—	37,040	0.5

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	106	September 2024	42,296	(238)	(51)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	8,144,377	—	—	8,144,377
Short Term Investments	37,040	—	—	37,040
	8,181,417	—	—	8,181,417
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(51)	—	—	(51)
	(51)	—	—	(51)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 97.1%
Agree Realty Corporation	13	796
Alexandria Real Estate Equities, Inc.	21	2,470
American Homes 4 Rent - Class A	44	1,618
American Tower Corporation	63	12,315
Americold Realty Trust, Inc.	36	908
Apartment Income REIT Corp.	53	720
Apple Hospitality REIT, Inc.	31	445
AvalonBay Communities, Inc.	19	3,977
Boston Properties, Inc.	21	1,310
Brixmor Property Group Inc.	41	938
Broadstone Net Lease, Inc.	23	371
Camden Property Trust	14	1,578
Caretrust REIT, Inc.	19	480
CBRE Group, Inc. - Class A (a)	41	3,680
COPT Defense Properties	15	381
CoStar Group, Inc. (a)	55	4,102
Cousins Properties Incorporated	19	442
Crown Castle Inc.	59	5,747
Cubesmart, L.P.	30	1,375
Digital Realty Trust, Inc.	44	6,706
DigitalBridge Group, Inc. - Class A	21	288
EastGroup Properties, Inc.	7	1,110
EPR Properties	10	432
Equinix, Inc.	13	9,759
Equity Lifestyle Properties, Inc.	24	1,597
Equity Residential	47	3,235
Essential Properties Realty Trust, Inc.	24	662
Essex Property Trust, Inc.	9	2,372
Extra Space Storage Inc.	29	4,458
Federal Realty Investment Trust	11	1,138
First Industrial Realty Trust, Inc.	17	807
Gaming and Leisure Properties, Inc.	35	1,602
Healthcare Realty Trust Incorporated - Class A	52	852
Healthpeak OP, LLC	96	1,882
Host Hotels & Resorts, Inc.	95	1,708
Howard Hughes Holdings Inc. (a)	4	277
Independence Realty Trust, Inc.	30	569
Innovative Industrial Properties, Inc.	4	417
Invitation Homes Inc.	78	2,791
Iron Mountain Incorporated	40	3,556
Jones Lang LaSalle Incorporated (a)	6	1,322
Kilroy Realty Corporation	16	490
Kimco Realty OP, LLC	91	1,778
Kite Realty Naperville, LLC	30	664
Lamar Advertising Company - Class A	12	1,413
LXP Industrial Trust	39	360
Medical Properties Trust, Inc. (b)	81	349
Mid-America Apartment Communities, Inc.	16	2,257
National Health Investors, Inc.	6	397
National Storage Affiliates Trust	9	385
NNN REIT, Inc.	25	1,057
Omega Healthcare Investors, Inc.	33	1,139
Park Hotels & Resorts Inc.	28	425
Phillips Edison & Company, Inc.	17	546
PotlatchDeltic Corporation	11	422
ProLogis Inc.	126	14,103
Public Storage Operating Company	21	6,186
Rayonier Inc.	18	531
Realty Income Corporation	118	6,250
Regency Centers Corporation	23	1,410
Rexford Industrial Realty, Inc.	28	1,229
Ryman Hospitality Properties, Inc.	8	788
Sabra Health Care REIT, Inc.	28	438
SBA Communications Corporation - Class A	15	2,875
Simon Property Group, Inc.	42	6,327
SITE Centers Corp.	26	372
SL Green Realty Corp. (b)	9	499
STAG Industrial, Inc.	25	887
Sun Communities, Inc.	17	2,027
Tanger Inc.	15	400
Terreno Realty Corporation	13	760
The Macerich Company	29	450
The St. Joe Company	5	284
UDR, Inc.	41	1,674
Ventas, Inc.	55	2,803
VICI Properties Inc.	141	4,027
Vornado Realty Trust	23	611
W.P. Carey Inc.	29	1,625
Welltower Inc.	81	8,471
Weyerhaeuser Company	99	2,805
		170,707
Financials 2.3%
AGNC Investment Corp. (b)	98	938
Annaly Capital Management, Inc.	68	1,293
Blackstone Mortgage Trust, Inc. - Class A (b)	22	387
RITHM Capital Corp.	65	714
Starwood Property Trust, Inc.	40	765
		4,097
Total Common Stocks (cost $203,280)		174,804
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	800	800
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	180	180
Total Short Term Investments (cost $980)		980
Total Investments 100.0% (cost $204,260)		175,784
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.0%		67
Total Net Assets 100.0%		175,864

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	105	13,829	13,754	13	—	—	180	0.1
JNL Government Money Market Fund, 5.31% - Class SL	1,675	7,178	8,053	27	—	—	800	0.5
	1,780	21,007	21,807	40	—	—	980	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	38	September 2024	1,797	13	10

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	174,804	—	—	174,804
Short Term Investments	980	—	—	980
	175,784	—	—	175,784
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.2%
Information Technology 32.2%
Accenture Public Limited Company - Class A	200	60,799
Adobe Inc. (a)	143	79,278
Advanced Micro Devices, Inc. (a)	517	83,944
Akamai Technologies, Inc. (a)	50	4,503
Amphenol Corporation - Class A	382	25,715
Analog Devices, Inc.	157	35,898
ANSYS, Inc. (a)	28	9,006
Apple Inc.	4,596	967,924
Applied Materials, Inc. (b)	266	62,781
Arista Networks, Inc. (a)	82	28,576
Autodesk, Inc. (a)	68	16,753
Broadcom Inc.	139	222,986
Cadence Design Systems, Inc. (a)	87	26,667
CDW Corp.	44	9,745
Cisco Systems, Inc.	1,291	61,335
Cognizant Technology Solutions Corporation - Class A	156	10,635
Corning Incorporated	247	9,610
CrowdStrike Holdings, Inc. - Class A (a) (b)	74	28,318
Enphase Energy, Inc. (a)	44	4,431
EPAM Systems, Inc. (a)	19	3,526
F5, Inc. (a)	19	3,351
Fair Isaac Corporation (a)	8	11,905
First Solar, Inc. (a)	32	7,216
Fortinet, Inc. (a)	198	11,960
Gartner, Inc. (a) (b)	25	11,326
Gen Digital Inc. (b)	182	4,541
GoDaddy Inc. - Class A (a)	45	6,308
Hewlett Packard Enterprise Company	420	8,892
HP, Inc.	281	9,838
Intel Corporation	1,351	41,833
International Business Machines Corporation (b)	292	50,455
Intuit Inc.	90	58,841
Jabil Inc. (b)	39	4,203
Juniper Networks, Inc.	100	3,647
Keysight Technologies, Inc. (a)	56	7,644
KLA Corporation	43	35,394
Lam Research Corporation	42	44,387
Microchip Technology Incorporated	175	15,992
Micron Technology, Inc.	352	46,317
Microsoft Corporation	2,370	1,059,103
Monolithic Power Systems, Inc. (b)	15	12,615
Motorola Solutions, Inc.	54	20,662
NetApp, Inc.	68	8,701
NVIDIA Corporation	7,843	968,878
NXP Semiconductors N.V.	81	21,783
On Semiconductor Corporation (a)	136	9,289
Oracle Corporation	507	71,650
Palo Alto Networks, Inc. (a) (b)	101	34,312
PTC Inc. (a) (b)	37	6,803
Qorvo, Inc. (a)	32	3,695
Qualcomm Incorporated	358	71,257
Roper Technologies, Inc. (b)	34	19,313
Salesforce, Inc.	310	79,780
Seagate Technology Holdings Public Limited Company (b)	64	6,594
ServiceNow, Inc. (a)	66	51,697
Skyworks Solutions, Inc. (b)	51	5,477
Super Micro Computer, Inc. (a)	15	12,585
Synopsys, Inc. (a)	48	28,823
TE Connectivity Ltd. (c)	97	14,643
Teledyne Technologies Incorporated (a)	15	5,953
Teradyne, Inc.	49	7,335
Texas Instruments Incorporated (b)	290	56,472
Trimble Inc. (a)	76	4,247
Tyler Technologies, Inc. (a) (b)	14	6,843
VeriSign, Inc. (a)	29	5,074
Western Digital Corporation (a)	100	7,607
Zebra Technologies Corporation - Class A (a)	16	4,906
		4,742,577
Financials 12.3%
AFLAC Incorporated (b)	164	14,644
Allstate Corporation, The	83	13,280
American Express Company	182	42,154
American International Group, Inc.	213	15,785
Ameriprise Financial, Inc. (b)	32	13,697
AON Public Limited Company - Class A	70	20,451
Arch Capital Group Ltd. (a)	120	12,111
Arthur J. Gallagher & Co.	70	18,102
Assurant, Inc.	17	2,874
Bank of America Corporation	2,169	86,246
Berkshire Hathaway Inc. - Class B (a)	577	234,802
BlackRock, Inc.	45	35,198
Blackstone Inc. - Class A (b)	227	28,074
Brown & Brown, Inc.	72	6,448
Capital One Financial Corporation	121	16,760
Cboe Global Markets, Inc.	34	5,833
Chubb Limited	129	32,815
Cincinnati Financial Corporation	50	5,957
Citigroup Inc.	611	38,770
Citizens Financial Group, Inc.	150	5,389
CME Group Inc. - Class A	114	22,456
Corpay Inc (a)	22	5,762
Discover Financial Services	82	10,699
Everest Group, Ltd.	14	5,320
FactSet Research Systems Inc. (b)	12	4,977
Fidelity National Information Services, Inc.	178	13,430
Fifth Third Bancorp (b)	221	8,062
Fiserv, Inc. (a)	187	27,938
Franklin Resources, Inc. (b)	91	2,029
Global Payments Inc.	80	7,701
Globe Life Inc.	29	2,348
Goldman Sachs Group Inc, The	103	46,503
Hartford Financial Services Group, Inc. , The	94	9,461
Huntington Bancshares Incorporated	443	5,843
Intercontinental Exchange, Inc.	182	24,952
Invesco Ltd. (b)	157	2,352
Jack Henry & Associates, Inc. (b)	23	3,833
JPMorgan Chase & Co.	916	185,183
KeyCorp	298	4,233
KKR & Co. Inc. - Class A (b)	213	22,440
Loews Corporation	59	4,395
M&T Bank Corporation (b)	54	8,216
MarketAxess Holdings Inc.	13	2,547
Marsh & Mclennan Companies, Inc.	157	33,183
MasterCard Incorporated - Class A	262	115,477
MetLife, Inc. (b)	191	13,432
Moody's Corporation (b)	50	21,079
Morgan Stanley	399	38,776
MSCI Inc. - Class A	26	12,328
Nasdaq, Inc.	110	6,637
Northern Trust Corporation	66	5,542
PayPal Holdings, Inc. (a)	335	19,447
Principal Financial Group, Inc.	67	5,269
Prudential Financial, Inc. (b)	114	13,314
Raymond James Financial, Inc.	61	7,490
Regions Financial Corporation	302	6,050
S&P Global Inc.	102	45,290
State Street Corporation (b)	95	7,056
Synchrony Financial	126	5,935
T. Rowe Price Group, Inc. (b)	71	8,160
The Bank of New York Mellon Corporation (d)	240	14,376
The Charles Schwab Corporation	476	35,084
The PNC Financial Services Group, Inc.	127	19,785
The Progressive Corporation	187	38,854
Travelers Companies, Inc. , The	74	14,993
Truist Financial Corporation	421	16,353
U.S. Bancorp	492	19,537
Visa Inc. - Class A (b)	502	131,729
W. R. Berkley Corporation (b)	62	4,911
Wells Fargo & Company	1,109	65,885
Willis Towers Watson Public Limited Company (b)	33	8,685
		1,814,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Health Care 11.6%
Abbott Laboratories	554	57,524
AbbVie Inc.	563	96,567
Agilent Technologies, Inc.	95	12,272
Align Technology, Inc. (a)	22	5,402
Amgen Inc.	171	53,558
Baxter International Inc.	159	5,306
Becton, Dickinson and Company	93	21,695
Biogen Inc. (a) (b)	47	10,820
Bio-Rad Laboratories, Inc. - Class A (a)	7	1,955
Bio-Techne Corporation	52	3,706
Boston Scientific Corporation (a)	468	36,048
Bristol-Myers Squibb Company	649	26,945
Cardinal Health, Inc.	77	7,542
Catalent, Inc. (a)	58	3,255
Cencora, Inc. (b)	52	11,791
Centene Corporation (a) (b)	169	11,210
Charles River Laboratories International, Inc. (a) (b)	17	3,456
CVS Health Corporation	400	23,633
Danaher Corporation	211	52,743
DaVita Inc. (a)	18	2,454
DexCom, Inc. (a)	125	14,142
Edwards Lifesciences Corporation (a) (b)	196	18,101
Elevance Health, Inc.	74	39,901
Eli Lilly and Company	255	230,449
GE HealthCare Technologies Inc. (b)	127	9,915
Gilead Sciences, Inc.	395	27,134
HCA Healthcare, Inc.	62	19,949
Henry Schein, Inc. (a) (b)	41	2,649
Hologic, Inc. (a)	75	5,601
Humana Inc.	39	14,465
IDEXX Laboratories, Inc. (a)	26	12,851
Incyte Corporation (a) (b)	62	3,771
Insulet Corporation (a)	23	4,617
Intuitive Surgical, Inc. (a)	113	50,195
IQVIA Holdings Inc (a)	58	12,291
Johnson & Johnson	767	112,151
Labcorp Holdings Inc. (b)	27	5,591
McKesson Corporation	41	24,204
Medtronic, Inc. (b)	425	33,429
Merck & Co., Inc.	808	99,972
Mettler-Toledo International Inc. (a)	7	9,312
Moderna, Inc. (a) (b)	107	12,763
Molina Healthcare, Inc. (a)	19	5,677
Pfizer Inc. (b)	1,811	50,678
Quest Diagnostics Incorporated	36	4,891
Regeneron Pharmaceuticals, Inc. (a)	34	35,338
ResMed Inc. (b)	46	8,882
Revvity, Inc. (b)	37	3,896
Solventum Corporation (a) (b)	45	2,381
Steris Public Limited Company (b)	32	7,018
Stryker Corporation (b)	109	36,971
Teleflex Incorporated	15	3,164
The Cigna Group	91	30,085
The Cooper Companies, Inc.	63	5,530
Thermo Fisher Scientific Inc. (b)	122	67,197
UnitedHealth Group Incorporated	293	149,439
Universal Health Services, Inc. - Class B (b)	19	3,543
Vertex Pharmaceuticals Incorporated (a)	82	38,602
Viatris Inc.	393	4,175
Waters Corporation (a) (b)	20	5,682
West Pharmaceutical Services, Inc.	23	7,441
Zimmer Biomet Holdings, Inc. (b)	67	7,311
Zoetis Inc. - Class A	146	25,342
		1,714,578
Consumer Discretionary 9.9%
Airbnb, Inc. - Class A (a)	140	21,262
Amazon.com, Inc. (a)	2,920	564,245
Aptiv PLC (a) (b)	88	6,163
AutoZone, Inc. (a)	6	16,386
Bath & Body Works, Inc.	68	2,645
Best Buy Co., Inc.	62	5,219
Booking Holdings Inc.	11	43,062
BorgWarner Inc.	76	2,445
Caesars Entertainment, Inc. (a) (b)	68	2,688
CarMax, Inc. (a) (b)	52	3,842
Carnival Corporation (a) (b)	325	6,081
Chipotle Mexican Grill, Inc. (a) (b)	438	27,453
D.R. Horton, Inc.	95	13,426
Darden Restaurants, Inc. (b)	38	5,717
Deckers Outdoor Corporation (a)	8	8,047
Domino's Pizza, Inc.	11	5,620
eBay Inc. (b)	161	8,666
ETSY, Inc. (a) (b)	41	2,400
Expedia Group, Inc. (a)	41	5,124
Ford Motor Company	1,251	15,686
Garmin Ltd.	50	8,094
General Motors Company	364	16,901
Genuine Parts Company	45	6,279
Hasbro, Inc.	39	2,266
Hilton Worldwide Holdings Inc.	81	17,729
Home Depot, Inc. , The	316	108,769
Las Vegas Sands Corp.	112	4,947
Lennar Corporation - Class A	76	11,447
LKQ Corporation	84	3,475
Lowe`s Companies, Inc.	181	39,990
Lululemon Athletica Inc. (a) (b)	36	10,831
Marriott International, Inc. - Class A	76	18,494
McDonald's Corporation	230	58,555
MGM Resorts International (a) (b)	80	3,573
Mohawk Industries, Inc. (a)	16	1,868
NIKE, Inc. - Class B	386	29,111
Norwegian Cruise Line Holdings Ltd. (a) (b)	148	2,783
NVR, Inc. (a) (b)	1	7,756
O'Reilly Automotive, Inc. (a)	19	19,730
Pool Corporation (b)	12	3,579
PulteGroup, Inc.	67	7,376
Ralph Lauren Corporation - Class A (b)	12	2,165
Ross Stores, Inc.	107	15,533
Royal Caribbean Cruises Ltd. (a) (b)	72	11,430
Starbucks Corporation	365	28,400
Tapestry, Inc. (b)	74	3,173
Tesla Inc. (a) (b)	885	175,048
TJX Companies, Inc., The	361	39,754
Tractor Supply Company	34	9,265
Ulta Beauty, Inc. (a)	15	5,893
Wynn Resorts, Limited	31	2,752
Yum! Brands, Inc. (b)	89	11,793
		1,454,936
Communication Services 9.3%
Alphabet Inc. - Class A	1,873	341,129
Alphabet Inc. - Class C	1,558	285,776
AT&T Inc. (b)	2,282	43,607
Comcast Corporation - Class A	1,254	49,106
Electronic Arts Inc.	79	11,027
Former Charter Communications Parent, Inc. - Class A (a) (b)	31	9,335
Fox Corporation - Class A	76	2,622
Fox Corporation - Class B	45	1,436
Live Nation Entertainment, Inc. (a) (b)	47	4,405
Match Group, Inc. (a) (b)	91	2,766
Meta Platforms, Inc. - Class A	699	352,295
Netflix, Inc. (a) (b)	137	92,717
News Corporation - Class A	120	3,303
News Corporation - Class B (b)	38	1,070
Omnicom Group Inc.	60	5,380
Paramount Global - Class B	166	1,724
Take-Two Interactive Software, Inc. (a) (b)	51	7,941
The Interpublic Group of Companies, Inc. (b)	119	3,458
T-Mobile US, Inc.	165	29,007
Verizon Communications Inc.	1,348	55,581
Walt Disney Company, The	580	57,564
Warner Bros. Discovery, Inc. - Series A (a) (b)	708	5,269
		1,366,518
Industrials 8.1%
3M Company	176	17,974
A. O. Smith Corporation (b)	39	3,177
Allegion Public Limited Company (b)	29	3,405

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
American Airlines Group Inc. (a) (b)	212	2,399
AMETEK, Inc.	73	12,168
Automatic Data Processing, Inc.	130	31,147
Axon Enterprise, Inc. (a) (b)	23	6,793
Boeing Company, The (a)	184	33,471
Broadridge Financial Solutions, Inc. (b)	38	7,499
Builders FirstSource, Inc. (a)	37	5,162
C.H. Robinson Worldwide, Inc.	39	3,440
Carrier Global Corporation (b)	268	16,919
Caterpillar Inc. (b)	155	51,744
Cintas Corporation	28	19,393
Copart, Inc. (a) (b)	279	15,099
CSX Corporation	618	20,679
Cummins Inc.	44	12,161
Dayforce, Inc. (a) (b)	52	2,564
Deere & Company (b)	82	30,685
Delta Air Lines, Inc.	207	9,806
Dover Corporation	44	7,939
Eaton Corporation Public Limited Company	128	40,103
Emerson Electric Co.	184	20,321
Equifax Inc.	40	9,663
Expeditors International of Washington, Inc. - Class A (b)	44	5,489
Fastenal Company (b)	186	11,689
FedEx Corporation (b)	73	21,982
Fortive Corporation	114	8,426
GE Vernova Inc. (a)	88	15,100
Generac Holdings Inc. (a) (b)	20	2,698
General Dynamics Corporation	72	20,837
General Electric Company (b)	349	55,462
Honeywell International Inc.	208	44,334
Howmet Aerospace Inc.	121	9,418
Hubbell Incorporated (b)	16	5,675
Huntington Ingalls Industries, Inc. (b)	13	3,113
IDEX Corporation	24	4,881
Illinois Tool Works Inc. (b)	87	20,625
Ingersoll Rand Inc. (b)	131	11,885
J.B. Hunt Transport Services, Inc.	27	4,296
Jacobs Solutions Inc.	39	5,517
Johnson Controls International Public Limited Company	217	14,414
L3Harris Technologies, Inc.	60	13,532
Leidos Holdings, Inc.	43	6,293
Lockheed Martin Corporation	69	32,122
Masco Corporation	73	4,843
Nordson Corporation (b)	16	3,709
Norfolk Southern Corporation	72	15,435
Northrop Grumman Corporation	45	19,575
Old Dominion Freight Line, Inc.	58	10,207
Otis Worldwide Corporation (b)	128	12,350
PACCAR Inc (b)	166	17,128
Parker-Hannifin Corporation	41	20,902
Paychex, Inc. (b)	103	12,253
Paycom Software, Inc. (b)	16	2,231
Pentair Public Limited Company (b)	55	4,189
Quanta Services, Inc. (b)	46	11,737
Republic Services, Inc.	66	12,860
Rockwell Automation, Inc. (b)	36	9,889
Rollins, Inc.	75	3,681
RTX Corporation	425	42,700
Snap-on Incorporated (b)	17	4,549
Southwest Airlines Co. (b)	191	5,477
Stanley Black & Decker, Inc.	50	3,986
Textron Inc.	59	5,042
Trane Technologies Public Limited Company	73	23,896
TransDigm Group Incorporated	18	22,455
Uber Technologies, Inc. (a) (b)	660	47,985
Union Pacific Corporation	195	44,228
United Airlines Holdings, Inc. (a) (b)	105	5,126
United Parcel Service, Inc. - Class B	232	31,701
United Rentals, Inc. (b)	21	13,715
Veralto Corporation (b)	72	6,876
Verisk Analytics, Inc.	46	12,304
W.W. Grainger, Inc. (b)	14	12,390
Waste Management, Inc.	117	25,032
Westinghouse Air Brake Technologies Corporation	55	8,707
Xylem Inc. (b)	78	10,615
		1,189,272
Consumer Staples 5.7%
Altria Group, Inc.	550	25,065
Archer-Daniels-Midland Company	158	9,576
Brown-Forman Corporation - Class B (b)	54	2,326
Bunge Limited	46	4,954
Campbell Soup Company (b)	64	2,884
Church & Dwight Co., Inc. (b)	77	7,938
Coca-Cola Company, The	1,236	78,681
Colgate-Palmolive Company	262	25,384
Conagra Brands, Inc. (b)	156	4,445
Constellation Brands, Inc. - Class A (b)	51	13,026
Costco Wholesale Corporation	141	120,189
Dollar General Corporation	71	9,397
Dollar Tree, Inc. (a) (b)	65	6,978
General Mills, Inc. (b)	183	11,575
Hormel Foods Corporation	94	2,852
Kellanova	85	4,879
Kenvue Inc.	573	10,418
Keurig Dr Pepper Inc.	331	11,051
Kimberly-Clark Corporation	107	14,770
Kraft Foods Group, Inc. (b)	256	8,240
Lamb Weston Holdings, Inc. (b)	45	3,754
McCormick & Company, Incorporated (b)	79	5,622
Molson Coors Beverage Company - Class B (b)	58	2,966
Mondelez International, Inc. - Class A	426	27,881
Monster Beverage 1990 Corporation (a)	227	11,351
PepsiCo, Inc.	440	72,578
Philip Morris International Inc.	493	49,984
Procter & Gamble Company, The	752	123,969
Sysco Corporation (b)	160	11,424
Target Corporation	146	21,667
The Clorox Company	41	5,532
The Estee Lauder Companies Inc. - Class A (b)	76	8,108
The Hershey Company (b)	47	8,694
The J. M. Smucker Company	35	3,809
The Kroger Co.	213	10,643
Tyson Foods, Inc. - Class A	88	5,049
Walgreens Boots Alliance, Inc. (b)	232	2,811
Walmart Inc.	1,362	92,216
		842,686
Energy 3.6%
Apa Corp. (b)	101	2,961
Baker Hughes Company - Class A	316	11,129
Chevron Corporation (b)	546	85,449
ConocoPhillips	375	42,857
Coterra Energy Inc.	240	6,413
Devon Energy Corporation	202	9,597
Diamondback Energy, Inc. (b)	58	11,594
EOG Resources, Inc. (b)	184	23,175
EQT Corporation (b)	121	4,479
Exxon Mobil Corporation (b)	1,430	164,649
Halliburton Company (b)	278	9,391
Hess Corporation	88	12,970
Kinder Morgan, Inc.	629	12,505
Marathon Oil Corporation (b)	181	5,181
Marathon Petroleum Corporation	113	19,582
Occidental Petroleum Corporation (b)	214	13,464
ONEOK, Inc.	182	14,881
Phillips 66	135	19,082
Schlumberger Limited	455	21,450
Targa Resources Corp.	71	9,087
Valero Energy Corporation	104	16,343
Williams Companies, Inc., The (b)	394	16,743
		532,982
Utilities 2.3%
Alliant Energy Corporation (b)	82	4,152
Ameren Corporation	84	5,962
American Electric Power Company, Inc. (b)	170	14,886
American Water Works Company, Inc. (b)	64	8,212
Atmos Energy Corporation	47	5,499
CenterPoint Energy, Inc. (b)	203	6,282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
CMS Energy Corporation	94	5,596
Consolidated Edison, Inc. (b)	112	10,021
Constellation Energy Group, Inc.	101	20,226
Dominion Energy, Inc.	265	13,004
DTE Energy Company	67	7,441
Duke Energy Corporation	246	24,653
Edison International	124	8,928
Entergy Corporation	65	6,917
Evergy, Inc.	74	3,905
Eversource Energy	111	6,284
Exelon Corporation	322	11,147
FirstEnergy Corp. (b)	169	6,468
NextEra Energy, Inc. (b)	655	46,360
NiSource Inc.	130	3,745
NRG Energy, Inc.	67	5,200
PG&E Corporation	688	12,009
Pinnacle West Capital Corporation (b)	38	2,887
PPL Corporation (b)	230	6,366
Public Service Enterprise Group Incorporated	162	11,952
Sempra	199	15,145
The AES Corporation	216	3,791
The Southern Company (b)	347	26,953
Vistra Corp.	99	8,531
WEC Energy Group Inc. (b)	102	8,016
XCEL Energy Inc.	175	9,332
		329,870
Materials 2.1%
Air Products and Chemicals, Inc.	70	18,138
Albemarle Corporation (b)	38	3,676
Amcor Pty Ltd (b)	445	4,348
Avery Dennison Corporation	26	5,665
Ball Corporation	102	6,123
Celanese Corporation - Class A (b)	32	4,259
CF Industries Holdings, Inc.	59	4,340
Corteva, Inc.	225	12,156
Dow Inc.	221	11,709
DuPont de Nemours, Inc.	135	10,899
Eastman Chemical Company	37	3,638
Ecolab Inc.	80	19,107
FMC Corporation (b)	41	2,373
Freeport-McMoRan Inc.	456	22,180
International Flavors & Fragrances Inc.	80	7,603
International Paper Company	107	4,618
Legacy Vulcan Corp.	43	10,651
Linde Public Limited Company	153	67,145
LyondellBasell Industries N.V. - Class A	83	7,931
Martin Marietta Materials, Inc.	19	10,443
Mosaic Company, The	110	3,166
Newmont Corporation	362	15,154
Nucor Corporation	76	12,084
Packaging Corporation of America	27	4,845
PPG Industries, Inc.	74	9,336
Steel Dynamics, Inc.	47	6,128
The Sherwin-Williams Company	75	22,302
WestRock Company	84	4,218
		314,235
Real Estate 2.1%
Alexandria Real Estate Equities, Inc. (b)	52	6,139
American Tower Corporation (b)	150	29,062
AvalonBay Communities, Inc. (b)	46	9,437
Boston Properties, Inc. (b)	47	2,905
Camden Property Trust (b)	34	3,755
CBRE Group, Inc. - Class A (a)	98	8,698
CoStar Group, Inc. (a)	133	9,834
Crown Castle Inc.	140	13,720
Digital Realty Trust, Inc. (b)	99	15,067
Equinix, Inc. (b)	30	22,673
Equity Residential	110	7,595
Essex Property Trust, Inc. (b)	20	5,391
Extra Space Storage Inc. (b)	65	10,174
Federal Realty Investment Trust (b)	26	2,616
Healthpeak OP, LLC	179	3,515
Host Hotels & Resorts, Inc. (b)	235	4,225
Invitation Homes Inc.	190	6,814
Iron Mountain Incorporated (b)	96	8,590
Kimco Realty OP, LLC	200	3,885
Mid-America Apartment Communities, Inc.	39	5,549
ProLogis Inc.	296	33,278
Public Storage Operating Company	51	14,814
Realty Income Corporation (b)	259	13,678
Regency Centers Corporation	47	2,903
SBA Communications Corporation - Class A	35	6,952
Simon Property Group, Inc. (b)	106	16,162
UDR, Inc.	92	3,771
Ventas, Inc.	132	6,790
VICI Properties Inc. (b)	331	9,470
Welltower Inc.	192	19,970
Weyerhaeuser Company (b)	235	6,684
		314,116
Total Common Stocks (cost $6,315,615)		14,616,497
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 5.8%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	152,955	152,955
Repurchase Agreement with BNS, 5.67% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,673) acquired on 6/28/2024, due 10/1/2024 at $405,985	400,000	400,000
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/28/2024, due 9/30/2024 at $304,520	300,000	300,000
		852,955
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	111,283	111,283
Total Short Term Investments (cost $964,238)		964,238
Total Investments 105.7% (cost $7,279,853)		15,580,735
Other Derivative Instruments (0.0)%		(560)
Other Assets and Liabilities, Net (5.7)%		(844,492)
Total Net Assets 100.0%		14,735,683

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	05/06/13	6,145	14,643	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	32,754	480,427	401,898	1,697	—	—	111,283	0.8
JNL Government Money Market Fund, 5.31% - Class SL	121,837	2,610,943	2,579,825	2,511	—	—	152,955	1.0
The Bank of New York Mellon Corporation	12,494	—	—	202	—	1,882	14,376	0.1
	167,085	3,091,370	2,981,723	4,410	—	1,882	278,614	1.9

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	455	September 2024	125,371	(560)	243

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	14,616,497	—	—	14,616,497
Short Term Investments	964,238	—	—	964,238
	15,580,735	—	—	15,580,735
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	243	—	—	243
	243	—	—	243

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.7%
Information Technology 30.8%
Accenture Public Limited Company - Class A	64	19,486
ACI Worldwide, Inc. (a)	9	343
Adobe Inc. (a)	46	25,305
Advanced Energy Industries, Inc.	4	396
Advanced Micro Devices, Inc. (a)	164	26,576
Akamai Technologies, Inc. (a)	15	1,358
Alarm.Com Holdings, Inc. (a)	5	323
Allegro Microsystems Inc. (a)	7	195
Altair Engineering Inc. - Class A (a)	5	511
Amkor Technology, Inc.	12	494
Amphenol Corporation - Class A	120	8,059
Analog Devices, Inc.	50	11,471
ANSYS, Inc. (a)	9	2,812
AppFolio, Inc. - Class A (a)	2	471
Apple Inc.	1,472	310,017
Applied Materials, Inc.	85	20,084
AppLovin Corporation - Class A (a)	21	1,766
Arista Networks, Inc. (a)	26	9,238
Arrow Electronics, Inc. (a)	6	705
ASGN Incorporated (a)	5	421
Aspen Technology, Inc. (a)	3	624
Astera Labs, Inc. (a)	4	244
Atlassian Corporation - Class A (a)	16	2,903
Aurora Innovations Inc. - Class A (a)	106	295
Autodesk, Inc. (a)	22	5,466
Avnet, Inc.	8	410
Axcelis Technologies, Inc. (a)	4	553
Badger Meter, Inc.	3	565
Belden Inc.	5	470
Bentley Systems, Incorporated - Class B	13	631
Bill Holdings, Inc. (a)	11	595
Blackbaud, Inc. (a)	5	381
Blackline, Inc. (a)	5	241
Box, Inc. - Class A (a)	16	423
Braze, Inc. - Class A (a)	6	221
Broadcom Inc.	46	74,476
C3.ai, Inc. - Class A (a) (b)	10	304
Cadence Design Systems, Inc. (a)	28	8,632
CCC Intelligent Solutions Holdings Inc. (a)	20	226
CDW Corp.	14	3,108
Ciena Corporation (a)	16	774
Cirrus Logic, Inc. (a)	6	758
Cisco Systems, Inc.	406	19,296
Cleanspark Inc. (a) (b)	23	365
Cloudflare, Inc. - Class A (a)	31	2,588
Cognex Corporation	17	803
Cognizant Technology Solutions Corporation - Class A	51	3,453
Coherent Corp. (a)	14	985
CommVault Systems, Inc. (a)	5	595
Confluent, Inc. - Class A (a)	22	657
Corning Incorporated	81	3,155
Crane Nxt, Co.	7	418
Credo Technology Group Holding Ltd (a)	14	439
CrowdStrike Holdings, Inc. - Class A (a)	24	9,044
Datadog, Inc. - Class A (a)	30	3,934
Dell Technologies Inc. - Class C	27	3,718
Diodes Incorporated (a)	5	376
DocuSign, Inc. (a)	20	1,072
Dolby Laboratories, Inc. - Class A	6	465
DoubleVerify Holdings, Inc. (a)	15	296
Dropbox, Inc. - Class A (a)	27	597
DXC Technology Company (a)	22	412
Dynatrace, Inc. (a)	27	1,213
Elastic N.V. (a)	8	929
Enphase Energy, Inc. (a)	14	1,374
Entegris, Inc.	15	2,010
EPAM Systems, Inc. (a)	6	1,122
F5, Inc. (a)	6	1,065
Fabrinet (a)	4	940
Fair Isaac Corporation (a)	3	3,760
First Solar, Inc. (a)	10	2,335
Five9, Inc. (a)	7	331
Flex Ltd. (a)	38	1,135
Formfactor, Inc. (a)	7	424
Fortinet, Inc. (a)	68	4,077
Freshworks, Inc. - Class A (a)	18	226
Gartner, Inc. (a)	8	3,515
Gen Digital Inc.	61	1,514
GitLab Inc. - Class A (a)	9	462
GoDaddy Inc. - Class A (a)	14	1,887
Guidewire Software, Inc. (a)	9	1,172
HashiCorp, Inc. - Class A (a)	14	455
Hewlett Packard Enterprise Company	129	2,739
HP, Inc.	100	3,485
HubSpot, Inc. (a)	5	3,142
Informatica Inc. - Class A (a)	14	428
Insight Enterprises, Inc. (a)	3	600
Intel Corporation	434	13,433
International Business Machines Corporation	93	16,102
Intuit Inc.	29	18,746
IPG Photonics Corporation (a)	3	282
Itron, Inc. (a)	4	409
Jabil Inc.	11	1,225
JFROG Ltd (a)	8	301
Juniper Networks, Inc.	33	1,219
Keysight Technologies, Inc. (a)	18	2,497
KLA Corporation	14	11,475
Kulicke and Soffa Industries, Inc.	6	293
Kyndryl Holdings, Inc. (a)	24	637
Lam Research Corporation	13	14,171
Lattice Semiconductor Corporation (a)	14	829
Littelfuse, Inc.	3	647
Lumentum Holdings Inc. (a)	7	380
MACOM Technology Solutions Holdings, Inc. (a)	6	676
Manhattan Associates, Inc. (a)	7	1,631
Marathon Digital Holdings, Inc. (a)	27	539
Marvell Technology, Inc.	88	6,157
Microchip Technology Incorporated	54	4,986
Micron Technology, Inc.	113	14,881
Microsoft Corporation	759	339,050
MicroStrategy Incorporated - Class A (a) (b)	2	2,167
MKS Instruments, Inc.	6	784
MongoDB, Inc. - Class A (a)	7	1,692
Monolithic Power Systems, Inc.	5	3,807
Motorola Solutions, Inc.	17	6,509
nCino OpCo, Inc. (a)	7	223
NetApp, Inc.	21	2,738
Novanta Inc. (a)	4	623
Nutanix, Inc. - Class A (a)	26	1,495
NVIDIA Corporation	2,429	300,114
NXP Semiconductors N.V.	26	7,079
Okta, Inc. - Class A (a)	17	1,571
On Semiconductor Corporation (a)	43	2,968
Onto Innovation Inc. (a)	5	1,026
Oracle Corporation	164	23,095
Palantir Technologies Inc. - Class A (a)	203	5,148
Palo Alto Networks, Inc. (a)	33	11,178
Pegasystems Inc.	4	216
Plexus Corp. (a)	2	241
Power Integrations, Inc.	5	351
Powerschool Holdings, Inc. - Class A (a)	9	199
Procore Technologies, Inc. (a)	10	655
PTC Inc. (a)	13	2,303
Pure Storage, Inc. - Class A (a)	30	1,917
Q2 Holdings, Inc. (a)	6	368
Qorvo, Inc. (a)	10	1,110
Qualcomm Incorporated	114	22,742
Qualys, Inc. (a)	4	510
Rambus Inc. (a)	12	696
Rapid7, Inc. (a)	8	332
Riot Platforms, Inc. (a)	28	260
Roper Technologies, Inc.	11	6,127
Salesforce, Inc.	96	24,713
Samsara Inc. - Class A (a)	18	599
Sanmina Corporation (a)	5	360
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Seagate Technology Holdings Public Limited Company	20	2,038
SentinelOne, Inc. - Class A (a)	29	602
ServiceNow, Inc. (a)	21	16,437
Silicon Laboratories Inc. (a)	4	418
Skyworks Solutions, Inc.	16	1,696
Smartsheet Inc. - Class A (a)	15	656
Snowflake Inc. - Class A (a)	34	4,554
SolarEdge Technologies Ltd. (a) (b)	6	161
SPS Commerce, Inc. (a)	4	757
Squarespace, Inc. - Class A (a)	4	157
Super Micro Computer, Inc. (a)	5	4,076
Synaptics Incorporated (a)	4	391
Synopsys, Inc. (a)	16	9,317
TD SYNNEX Corporation	6	663
TE Connectivity Ltd. (c)	31	4,668
Teledyne Technologies Incorporated (a)	5	1,902
Tenable Holdings, Inc. (a)	11	477
Teradata Corporation (a)	10	359
Teradyne, Inc.	15	2,154
Texas Instruments Incorporated	93	18,083
Trimble Inc. (a)	23	1,298
Twilio Inc. - Class A (a)	18	1,033
Tyler Technologies, Inc. (a)	4	2,091
Uipath, Inc. - Class A (a)	42	532
Unity Software Inc. (a)	25	404
Universal Display Corporation	4	931
Varonis Systems, Inc. (a)	10	491
VeriSign, Inc. (a)	9	1,651
Vishay Intertechnology, Inc.	12	273
Vontier Corporation	14	531
Western Digital Corporation (a)	34	2,564
Wolfspeed, Inc. (a) (b)	13	304
Workday, Inc. - Class A (a)	22	4,861
Workiva Inc. - Class A (a)	5	401
Zebra Technologies Corporation - Class A (a)	5	1,662
Zoom Video Communications, Inc. - Class A (a)	24	1,396
Zscaler, Inc. (a)	9	1,760
		1,613,570
Financials 12.7%
Affiliated Managers Group, Inc.	4	593
Affirm Holdings, Inc. - Class A (a)	20	613
AFLAC Incorporated	52	4,677
AGNC Investment Corp. (b)	70	672
Allstate Corporation, The	26	4,228
Ally Financial Inc.	28	1,126
American Express Company	59	13,654
American Financial Group, Inc.	8	946
American International Group, Inc.	71	5,268
Ameriprise Financial, Inc.	10	4,229
Ameris Bancorp	6	300
Annaly Capital Management, Inc.	49	936
AON Public Limited Company - Class A	22	6,439
Apollo Global Management, Inc.	39	4,620
Arch Capital Group Ltd. (a)	39	3,901
Ares Management Corporation - Class A	19	2,483
Arthur J. Gallagher & Co.	22	5,794
Artisan Partners Asset Management Inc. - Class A	7	269
Associated Banc-Corp	16	341
Assurant, Inc.	5	877
Assured Guaranty Ltd.	6	451
AXIS Capital Holdings Limited	8	577
Axos Financial, Inc. (a)	6	330
BancFirst Corporation	1	110
Bank of America Corporation	692	27,509
Bank OZK	13	536
Berkshire Hathaway Inc. - Class B (a)	183	74,620
BGC Group, Inc. - Class A	34	284
BlackRock, Inc.	15	11,583
Blackstone Inc. - Class A	73	8,993
Blackstone Mortgage Trust, Inc. - Class A (b)	21	363
Block, Inc. - Class A (a)	58	3,728
Blue Owl Capital Inc. - Class A	51	912
BOK Financial Corporation	2	186
Brighthouse Financial, Inc. (a)	6	266
Brown & Brown, Inc.	24	2,175
Cadence Bank	18	515
Capital One Financial Corporation	38	5,259
Cathay General Bancorp	8	309
Chubb Limited	42	10,588
Cincinnati Financial Corporation	15	1,826
Citigroup Inc.	195	12,377
Citizens Financial Group, Inc.	46	1,662
CME Group Inc. - Class A	37	7,298
CNO Financial Group, Inc.	12	332
Cohen & Steers, Inc.	4	281
Coinbase Global, Inc. - Class A (a)	20	4,486
Columbia Banking System, Inc.	23	452
Comerica Incorporated	13	666
Commerce Bancshares, Inc.	13	753
Corebridge Financial, Inc.	23	673
Corpay Inc (a)	7	1,842
Credit Acceptance Corporation (a)	1	290
Cullen/Frost Bankers, Inc.	6	585
Discover Financial Services	26	3,445
East West Bancorp, Inc.	15	1,094
Enstar Group Limited (a)	1	237
Equitable Holdings, Inc.	31	1,249
Erie Indemnity Company - Class A	3	1,008
Essent Group Ltd.	11	604
Euronet Worldwide, Inc. (a)	5	497
Evercore Inc. - Class A	4	788
Everest Group, Ltd.	4	1,700
F.N.B. Corporation	33	451
FactSet Research Systems Inc.	4	1,612
Federated Hermes, Inc. - Class B	12	380
Fidelity National Financial, Inc. - Class A	27	1,319
Fidelity National Information Services, Inc.	57	4,325
Fifth Third Bancorp	67	2,460
First American Financial Corporation	11	609
First Bancorp.	11	201
First Citizens BancShares, Inc. - Class A	1	2,111
First Financial Bankshares, Inc.	11	329
First Hawaiian, Inc.	17	359
First Horizon Corporation	55	869
First Interstate BancSystem, Inc. - Class A	8	233
FirstCash, Inc.	5	480
Fiserv, Inc. (a)	59	8,794
Flywire Corporation (a)	9	151
Franklin Resources, Inc.	26	584
Freedom Holding Corp. (a) (b)	1	76
Genworth Financial, Inc. - Class A (a)	46	275
Glacier Bancorp, Inc.	13	496
Global Payments Inc.	25	2,464
Globe Life Inc.	10	814
Goldman Sachs Group Inc, The	33	14,790
Hamilton Lane Incorporated - Class A	4	462
Hancock Whitney Corporation	8	391
Hanover Insurance Group Inc, The	4	446
Hartford Financial Services Group, Inc. , The	28	2,804
Home BancShares, Inc.	20	484
Houlihan Lokey, Inc. - Class A	5	658
Huntington Bancshares Incorporated	138	1,815
Independence Holdings, LLC	14	660
Interactive Brokers Group, Inc. - Class A	11	1,409
Intercontinental Exchange, Inc.	57	7,838
International Bancshares Corporation	5	266
Invesco Ltd.	25	380
Jack Henry & Associates, Inc.	8	1,316
Jackson Financial Inc. - Class A (d)	8	571
Janus Henderson Group PLC	16	549
Jefferies Financial Group Inc.	18	888
JPMorgan Chase & Co.	293	59,185
KeyCorp	94	1,333
Kinsale Capital Group, Inc.	2	913
KKR & Co. Inc. - Class A	68	7,148
Lincoln National Corporation	18	561
Loews Corporation	17	1,293
LPL Financial Holdings Inc.	8	2,152
M&T Bank Corporation	17	2,563

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Markel Group Inc. (a)	1	2,001
MarketAxess Holdings Inc.	4	858
Marqeta, Inc. - Class A (a)	51	277
Marsh & Mclennan Companies, Inc.	50	10,501
MasterCard Incorporated - Class A	83	36,817
MetLife, Inc.	64	4,467
MGIC Investment Corporation	23	487
Moelis & Company - Class A	7	384
Moody's Corporation	16	6,788
Morgan Stanley	126	12,255
Morningstar, Inc.	3	762
Mr. Cooper Group Inc. (a)	6	492
MSCI Inc. - Class A	8	3,906
Nasdaq, Inc.	41	2,477
Nelnet, Inc. - Class A	2	204
Northern Trust Corporation	21	1,759
Old National Bancorp	29	503
Old Republic International Corporation	25	775
Oscar Health, Inc. - Class A (a)	17	272
PayPal Holdings, Inc. (a)	107	6,220
PennyMac Financial Services, Inc.	3	251
Pinnacle Financial Partners, Inc.	8	659
Piper Sandler Companies	1	285
Popular, Inc.	7	638
Primerica, Inc.	4	933
Principal Financial Group, Inc.	24	1,854
Prosperity Bancshares, Inc.	10	606
Prudential Financial, Inc.	35	4,147
Radian Group Inc.	16	493
Raymond James Financial, Inc.	19	2,383
Regions Financial Corporation	99	1,991
Reinsurance Group of America, Incorporated	6	1,309
Remitly Global, Inc. (a)	15	180
RenaissanceRe Holdings Ltd	5	1,183
RITHM Capital Corp.	51	554
RLI Corp.	4	560
Robinhood Markets, Inc. - Class A (a)	53	1,207
Ryan Specialty Group Holdings, Inc. - Class A	10	569
S&P Global Inc.	32	14,371
SEI Investments Company	11	720
Selective Insurance Group, Inc.	6	607
ServisFirst Bancshares, Inc.	5	314
Shift4 Payments, LLC - Class A (a) (b)	5	393
SLM Corporation	27	562
SoFi Technologies, Inc. (a) (b)	96	635
Southstate Corporation	7	504
Starwood Property Trust, Inc.	35	658
State Street Corporation	31	2,323
Stifel Financial Corp.	11	897
Synchrony Financial	40	1,879
Synovus Financial Corp.	15	605
T. Rowe Price Group, Inc.	23	2,614
Texas Capital Bancshares, Inc. (a)	4	238
TFS Financial Corporation	8	99
The Bank of New York Mellon Corporation (d)	79	4,724
The Carlyle Group, Inc.	22	873
The Charles Schwab Corporation	145	10,698
The PNC Financial Services Group, Inc.	41	6,425
The Progressive Corporation	60	12,453
The Western Union Company	36	444
Toast, Inc. - Class A (a)	43	1,105
Tradeweb Markets Inc. - Class A	11	1,175
Travelers Companies, Inc. , The	24	4,804
Truist Financial Corporation	138	5,374
U.S. Bancorp	159	6,297
UMB Financial Corporation	4	347
United Bankshares, Inc.	14	453
United Community Banks, Inc.	14	362
Unum Group	21	1,048
Valley National Bancorp	44	311
Victory Capital Holdings, Inc. - Class A	5	260
Visa Inc. - Class A	160	41,942
Voya Financial, Inc.	10	727
W. R. Berkley Corporation	22	1,726
Walker & Dunlop, Inc.	4	387
Webster Financial Corporation	19	815
Wells Fargo & Company	354	21,047
Western Alliance Bancorporation	11	699
Wex, Inc. (a)	4	750
White Mountains Insurance Group Ltd	—	396
Willis Towers Watson Public Limited Company	10	2,736
Wintrust Financial Corporation	6	569
Zions Bancorporation, National Association	14	604
Zurich American Corporation	6	332
		664,981
Health Care 11.6%
10X Genomics, Inc. - Class A (a)	10	201
Abbott Laboratories	177	18,411
AbbVie Inc.	180	30,840
Acadia Healthcare Company, Inc. (a)	10	646
ACADIA Pharmaceuticals Inc. (a)	12	201
Agilent Technologies, Inc.	29	3,746
Align Technology, Inc. (a)	8	1,895
Alkermes Public Limited Company (a)	16	389
Alnylam Pharmaceuticals, Inc. (a)	12	2,954
Amedisys, Inc. (a)	3	291
Amgen Inc.	55	17,154
Amicus Therapeutics, Inc. (a)	27	267
Apellis Pharmaceuticals, Inc. (a)	10	387
Arrowhead Pharmaceuticals Inc (a)	14	360
Avantor, Inc. (a)	69	1,457
Axonics, Inc. (a)	5	334
Axsome Therapeutics, Inc. (a) (b)	4	328
Azenta, Inc. (a)	6	317
Baxter International Inc.	53	1,789
Becton, Dickinson and Company	29	6,851
Biogen Inc. (a)	15	3,459
Biohaven Pharmaceutical Holding Company Ltd. (a)	8	277
BioMarin Pharmaceutical Inc. (a)	20	1,646
Bio-Rad Laboratories, Inc. - Class A (a)	2	654
Bio-Techne Corporation	17	1,190
Blueprint Medicines Corporation (a)	6	669
Boston Scientific Corporation (a)	150	11,560
Bridgebio Pharma, Inc. (a)	12	307
Bristol-Myers Squibb Company	205	8,517
Bruker Corporation	10	641
Canticle Pharmaceuticals, Inc. (a)	2	428
Cardinal Health, Inc.	25	2,494
Catalent, Inc. (a)	19	1,046
Cencora, Inc.	18	3,949
Centene Corporation (a)	54	3,588
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	351
Charles River Laboratories International, Inc. (a)	5	981
Chemed Corporation	2	877
CorVel Corporation (a)	1	279
Crinetics Pharmaceuticals, Inc. (a)	7	313
CRISPR Therapeutics AG (a) (b)	8	439
CVS Health Corporation	127	7,527
Cytokinetics, Incorporated (a)	10	555
Danaher Corporation	69	17,311
DaVita Inc. (a)	6	851
Dentsply Sirona Inc.	23	584
DexCom, Inc. (a)	39	4,467
Doximity, Inc. - Class A (a)	12	346
Edwards Lifesciences Corporation (a)	62	5,753
Elanco Animal Health Incorporated (a)	51	736
Elevance Health, Inc.	24	12,897
Eli Lilly and Company	86	78,206
Encompass Health Corporation	11	902
Enovis Corporation (a)	6	283
Envista Holdings Corporation (a)	17	289
Evolent Health, Inc. - Class A (a)	11	213
Exact Sciences Corporation (a)	18	776
Exelixis, Inc. (a)	31	698
Fortrea Holdings Inc. (a)	9	213
GE HealthCare Technologies Inc.	39	3,039
Gilead Sciences, Inc.	129	8,848
Glaukos Corporation (a)	5	588
Globus Medical, Inc. - Class A (a)	12	809

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Grail, Inc. (a) (b)	—	—
Haemonetics Corporation (a)	5	430
Halozyme Therapeutics, Inc. (a)	14	741
HCA Healthcare, Inc.	20	6,504
HealthEquity, Inc. (a)	9	766
Henry Schein, Inc. (a)	13	818
Hologic, Inc. (a)	26	1,894
Humana Inc.	12	4,425
IDEAYA Biosciences, Inc. (a)	7	260
IDEXX Laboratories, Inc. (a)	8	4,134
Illumina, Inc. (a)	17	1,739
Immunovant, Inc. (a)	7	189
Incyte Corporation (a)	20	1,186
Insmed Incorporated (a)	15	1,017
Inspire Medical Systems, Inc. (a)	3	414
Insulet Corporation (a)	7	1,498
Integer Holdings Corporation (a)	4	433
Intra-Cellular Therapies, Inc. (a)	8	568
Intuitive Surgical, Inc. (a)	36	16,023
Ionis Pharmaceuticals, Inc. (a)	15	715
Iovance Biotherapeutics, Inc. (a)	32	260
IQVIA Holdings Inc (a)	19	3,971
Irhythm Technologies, Inc. (a)	4	399
Jazz Pharmaceuticals Public Limited Company (a)	7	751
Johnson & Johnson	243	35,538
Krystal Biotech, Inc. (a)	3	459
Labcorp Holdings Inc.	9	1,738
Lantheus Holdings, Inc. (a)	7	552
LivaNova PLC (a)	5	266
Masimo Corporation (a)	5	685
McKesson Corporation	13	7,829
Medpace Holdings, Inc. (a)	3	1,030
Medtronic, Inc.	132	10,365
Merck & Co., Inc.	260	32,139
Merit Medical Systems, Inc. (a)	6	552
Mettler-Toledo International Inc. (a)	2	2,893
Moderna, Inc. (a)	35	4,135
Molina Healthcare, Inc. (a)	5	1,619
Natera, Inc. (a)	12	1,285
Neogen Corporation (a)	20	313
Neurocrine Biosciences, Inc. (a)	10	1,426
Nuvalent, Inc. - Class A (a)	4	303
Option Care Health, Inc. (a)	21	573
Organon & Co.	22	463
Penumbra, Inc. (a)	4	711
Perrigo Company Public Limited Company	12	321
Pfizer Inc.	579	16,207
Premier Healthcare Solutions, Inc. - Class A	9	176
Prestige Consumer Healthcare Inc. (a)	5	355
Progyny, Inc. (a)	9	265
Quest Diagnostics Incorporated	11	1,552
Quidelortho Corporation (a)	7	223
R1 RCM Holdco Inc. (a)	14	173
RadNet, Inc. (a)	7	406
Regeneron Pharmaceuticals, Inc. (a)	11	11,254
Repligen Corporation (a)	5	685
ResMed Inc.	15	2,871
Revolution Medicines, Inc. (a)	11	414
Revvity, Inc.	12	1,296
Roivant Sciences Ltd. (a)	37	392
Royalty Pharma PLC - Class A	38	1,001
Sarepta Therapeutics, Inc. (a)	9	1,457
Select Medical Holdings Corporation	9	304
Sgry, LLC (a)	6	149
Solventum Corporation (a)	12	645
Sotera Health LLC (a)	10	114
Springworks Therapeutics, Inc. (a)	7	269
Steris Public Limited Company	10	2,192
Stryker Corporation	37	12,505
Teleflex Incorporated	4	898
Tenet Healthcare Corporation (a)	10	1,292
The Cigna Group	29	9,577
The Cooper Companies, Inc.	21	1,843
The Ensign Group, Inc.	5	628
Thermo Fisher Scientific Inc.	39	21,471
Ultragenyx Pharmaceutical Inc. (a)	9	372
United Therapeutics Corporation (a)	4	1,212
UnitedHealth Group Incorporated	94	47,870
Universal Health Services, Inc. - Class B	6	1,174
Vaxcyte, Inc. (a)	11	824
Veeva Systems Inc. - Class A (a)	15	2,688
Vertex Pharmaceuticals Incorporated (a)	26	12,237
Viatris Inc.	121	1,288
Viking Therapeutics, Inc. (a)	11	563
Waters Corporation (a)	6	1,828
West Pharmaceutical Services, Inc.	7	2,421
Zimmer Biomet Holdings, Inc.	21	2,281
Zoetis Inc. - Class A	48	8,257
		606,333
Consumer Discretionary 10.3%
Abercrombie & Fitch Co. - Class A (a)	5	917
Academy Sports & Outdoors, Inc.	8	425
Acushnet Holdings Corp.	2	141
Adient Public Limited Company (a)	8	210
ADT, Inc.	20	155
Advance Auto Parts, Inc.	6	389
Airbnb, Inc. - Class A (a)	44	6,598
Amazon.com, Inc. (a)	959	185,409
American Eagle Outfitters, Inc.	21	412
Aptiv PLC (a)	29	2,028
Aramark	27	902
Asbury Automotive Group, Inc. (a)	2	430
Autoliv, Inc.	7	797
AutoNation, Inc. (a)	3	456
AutoZone, Inc. (a)	2	5,184
Bath & Body Works, Inc.	23	896
Best Buy Co., Inc.	20	1,649
Booking Holdings Inc.	3	13,683
Boot Barn Holdings, Inc. (a)	3	381
BorgWarner Inc.	25	798
Boyd Gaming Corporation	9	470
Bright Horizons Family Solutions, Inc. (a)	6	670
Brunswick Corporation	7	499
Burlington Stores, Inc. (a)	6	1,456
Caesars Entertainment, Inc. (a)	23	909
Capri Holdings Limited (a)	12	395
CarMax, Inc. (a)	15	1,135
Carnival Corporation (a)	93	1,749
Carter's, Inc.	2	152
Carvana Co. - Class A (a)	10	1,313
CAVA Group, Inc. (a)	7	684
Cavco Industries, Inc. (a)	1	308
Chipotle Mexican Grill, Inc. (a)	138	8,649
Choice Hotels International, Inc. (b)	3	335
Churchill Downs Incorporated	8	1,058
Columbia Sportswear Company	3	245
Coupang, Inc. - Class A (a)	124	2,590
Crocs, Inc. (a)	6	861
D.R. Horton, Inc.	32	4,524
Darden Restaurants, Inc.	13	1,918
Deckers Outdoor Corporation (a)	3	2,503
Dick's Sporting Goods, Inc.	6	1,324
Dillard's, Inc. - Class A	—	12
DK Crown Holdings Inc. - Class A (a)	47	1,804
Domino's Pizza, Inc.	4	1,914
DoorDash, Inc. - Class A (a)	32	3,483
Duolingo, Inc. - Class A (a)	3	678
eBay Inc.	50	2,698
ETSY, Inc. (a)	13	790
Expedia Group, Inc. (a)	13	1,606
Five Below, Inc. (a)	5	599
Floor & Decor Holdings, Inc. - Class A (a)	12	1,155
Ford Motor Company	407	5,105
GameStop Corp. - Class A (a)	28	691
Gap, Inc., The	24	569
Garmin Ltd.	16	2,581
General Motors Company	114	5,281
Gentex Corporation	22	753
Genuine Parts Company	15	2,057

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Grand Canyon Education, Inc. (a)	3	474
Group 1 Automotive, Inc.	1	408
H & R Block, Inc.	16	853
Harley-Davidson, Inc.	15	490
Hasbro, Inc.	13	748
Hilton Grand Vacations Inc. (a)	8	311
Hilton Worldwide Holdings Inc.	24	5,278
Home Depot, Inc. , The	100	34,541
Hyatt Hotels Corporation - Class A	3	528
Installed Building Products, Inc.	3	523
KB Home	8	533
Kohl's Corporation	9	209
Kontoor Brands, Inc.	6	373
Las Vegas Sands Corp.	36	1,603
LCI Industries	3	338
Lear Corporation	7	743
Lennar Corporation - Class A	24	3,525
Lennar Corporation - Class B	1	163
Life Time Group Holdings, Inc. (a)	3	59
Light & Wonder, Inc. (a)	10	1,020
Lithia Motors, Inc. - Class A	3	772
LKQ Corporation	27	1,106
Lowe`s Companies, Inc.	57	12,598
Lucid Group, Inc. (a) (b)	89	232
Lululemon Athletica Inc. (a)	11	3,400
M/I Homes, Inc. (a)	2	301
Macy's, Inc.	28	529
Marriott International, Inc. - Class A	25	6,138
Marriott Vacations Worldwide Corporation	4	371
Mattel, Inc. (a)	31	506
McDonald's Corporation	74	18,877
MercadoLibre, Inc. (a)	5	8,048
Meritage Homes Corporation	3	508
MGM Resorts International (a)	28	1,224
Mobileye Global Inc. - Class A (a) (b)	8	239
Modine Manufacturing Company (a)	5	475
Mohawk Industries, Inc. (a)	6	629
Murphy USA Inc.	2	1,006
Newell Brands Inc.	41	264
NIKE, Inc. - Class B	121	9,108
Nordstrom, Inc. (b)	7	147
Norwegian Cruise Line Holdings Ltd. (a)	44	833
NVR, Inc. (a)	—	2,459
Ollie's Bargain Outlet Holdings, Inc. (a)	6	562
O'Reilly Automotive, Inc. (a)	6	6,298
PENN Entertainment, Inc. (a) (b)	17	331
Penske Automotive Group, Inc.	2	350
Planet Fitness, Inc. - Class A (a)	8	584
Polaris Inc.	6	455
Pool Corporation	4	1,127
PulteGroup, Inc.	22	2,423
PVH Corp.	5	542
Ralph Lauren Corporation - Class A	4	752
Red Rock Resorts, Inc. - Class A	7	364
RH (a)	2	438
Rivian Automotive, Inc. - Class A (a)	71	960
Ross Stores, Inc.	34	4,931
Royal Caribbean Cruises Ltd. (a)	24	3,775
Savers Value Village, Inc. (a)	18	224
Service Corporation International	16	1,145
Shake Shack, Inc. - Class A (a)	4	404
Signet Jewelers Limited	5	426
Skechers U.S.A., Inc. - Class A (a)	14	951
Skyline Champion Corporation (a)	5	319
Starbucks Corporation	114	8,903
Steven Madden, Ltd.	7	283
Stride, Inc. (a)	5	335
Tapestry, Inc.	25	1,055
Taylor Morrison Home II Corporation - Class A (a)	12	643
Tempur Sealy International, Inc.	18	829
Tesla Inc. (a)	283	55,933
Texas Roadhouse, Inc. - Class A	7	1,247
The Goodyear Tire & Rubber Company (a)	32	359
The Wendy's Company	19	321
Thor Industries, Inc.	6	520
TJX Companies, Inc., The	117	12,860
Toll Brothers, Inc.	11	1,287
TopBuild Corp. (a)	3	1,252
Topgolf Callaway Brands Corp. (a)	15	232
Tractor Supply Company	11	3,008
Travel + Leisure Co.	7	299
Ulta Beauty, Inc. (a)	5	1,932
United Parks And Resorts Inc. (a)	3	180
Urban Outfitters, Inc. (a)	8	317
V.F. Corporation	37	498
Vail Resorts, Inc.	4	694
Valvoline, Inc. (a)	13	542
Visteon Corporation (a)	3	350
Wayfair Inc. - Class A (a)	8	446
Whirlpool Corporation	6	629
Williams-Sonoma, Inc.	6	1,712
Wingstop Inc.	3	1,323
Worthington Industries, Inc.	2	85
Wyndham Hotels & Resorts, Inc.	9	661
Wynn Resorts, Limited	9	846
YETI Holdings, Inc. (a)	11	417
Yum! Brands, Inc.	29	3,863
		541,095
Industrials 9.2%
3M Company	58	5,885
A. O. Smith Corporation	12	990
AAON, Inc.	7	604
ABM Industries Incorporated	6	313
Acuity Brands, Inc.	3	767
Advanced Drainage Systems, Inc.	7	1,150
AECOM	13	1,165
AeroVironment, Inc. (a)	3	493
AGCO Corporation	7	709
Air Lease Corporation - Class A	11	540
Alaska Air Group, Inc. (a)	15	617
Albany International Corp. - Class A	2	206
Alight, Inc. - Class A (a)	30	221
Allegion Public Limited Company	9	1,039
Allison Systems, Inc.	9	699
American Airlines Group Inc. (a)	66	743
AMETEK, Inc.	24	4,039
APi Group Corp (a)	21	779
Applied Industrial Technologies, Inc.	4	836
Arcbest Corporation	3	292
Arcosa, Inc.	4	313
Armstrong World Industries, Inc.	5	565
Atkore Inc.	4	498
Automatic Data Processing, Inc.	42	10,051
Avis Budget Group, Inc.	3	264
Axon Enterprise, Inc. (a)	8	2,236
Beacon Roofing Supply, Inc. (a)	4	387
Bloom Energy Corporation - Class A (a) (b)	17	208
Boeing Company, The (a)	62	11,212
Boise Cascade Company	4	447
Booz Allen Hamilton Holding Corporation - Class A	13	1,954
Brady Corporation - Class A	4	236
Brink's Company, The	5	477
Broadridge Financial Solutions, Inc.	11	2,213
Builders FirstSource, Inc. (a)	13	1,812
BWXT Government Group, Inc.	9	892
C.H. Robinson Worldwide, Inc.	12	1,077
Caci International Inc. - Class A (a)	2	998
Carlisle Companies Incorporated	5	2,018
Carrier Global Corporation	87	5,518
Casella Waste Systems, Inc. - Class A (a)	5	484
Caterpillar Inc.	50	16,503
CBIZ, Inc. (a)	4	293
Chart Industries, Inc. (a)	4	596
Cintas Corporation	9	6,393
Clarivate PLC (a)	35	197
Clean Harbors, Inc. (a)	5	1,198
CNH Industrial N.V.	91	922
Comfort Systems USA, Inc.	4	1,079
Concentrix Corporation	5	344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Copart, Inc. (a)	86	4,679
Core & Main, Inc. - Class A (a)	19	949
Crane Company	5	761
CSW Industrials, Inc.	2	409
CSX Corporation	204	6,815
Cummins Inc.	13	3,681
Curtiss-Wright Corporation	4	1,125
Dayforce, Inc. (a)	16	804
Deere & Company	25	9,412
Delta Air Lines, Inc.	66	3,144
Donaldson Company, Inc.	13	912
Dover Corporation	15	2,668
Dun & Bradstreet Holdings, Inc.	22	208
Dycom Industries, Inc. (a)	2	393
Eaton Corporation Public Limited Company	41	12,844
EMCOR Group, Inc.	5	1,840
Emerson Electric Co.	56	6,219
Encore Wire Corporation	2	454
EnerSys	4	425
Enpro Inc.	2	258
Equifax Inc.	13	3,095
ESAB Corporation	5	475
ESCO Technologies Inc.	2	262
ExlService Holdings, Inc. (a)	18	561
Expeditors International of Washington, Inc. - Class A	13	1,581
Exponent, Inc.	5	470
Fastenal Company	60	3,768
Federal Signal Corporation	6	496
FedEx Corporation	23	6,773
Ferguson Holdings Limited	21	4,078
Flowserve Corporation	12	580
Fluor Corporation (a)	18	781
Fortive Corporation	35	2,629
Fortune Brands Innovations, Inc.	14	894
Franklin Electric Co., Inc.	3	289
FTAI Aviation Ltd.	9	974
FTI Consulting, Inc. (a)	3	729
Gates Industrial Corporation PLC (a)	11	172
GATX Corporation	3	458
GE Vernova Inc. (a)	29	5,012
Generac Holdings Inc. (a)	6	805
General Dynamics Corporation	24	6,848
General Electric Company	111	17,695
Genpact Limited	18	588
GMS Inc. (a)	4	346
Graco Inc.	16	1,297
Griffon Corporation	4	256
GXO Logistics Inc. (a)	14	682
Hayward Holdings, Inc. (a)	8	97
HEICO Corporation	5	1,016
HEICO Corporation - Class A	8	1,357
Herc Holdings Inc.	2	331
Hexcel Corporation	9	544
Hillenbrand, Inc.	7	262
Honeywell International Inc.	67	14,321
Howmet Aerospace Inc.	40	3,114
Hubbell Incorporated	5	1,890
Huntington Ingalls Industries, Inc.	4	1,050
ICF International, Inc.	2	307
IDEX Corporation	8	1,583
Illinois Tool Works Inc.	31	7,343
Ingersoll Rand Inc.	40	3,656
Insperity, Inc.	4	320
ITT Inc.	9	1,159
J.B. Hunt Transport Services, Inc.	8	1,260
Jacobs Solutions Inc.	12	1,727
Joby Aviation, Inc. - Class A (a) (b)	38	191
John Bean Technologies Corporation	3	267
Johnson Controls International Public Limited Company	70	4,652
Kadant Inc.	1	322
KBR, Inc.	14	924
Kirby Corporation (a)	5	550
Knight-Swift Transportation Holdings Inc. - Class A	16	815
Korn Ferry	6	412
L3Harris Technologies, Inc.	19	4,172
Landstar System, Inc.	4	674
Leidos Holdings, Inc.	13	1,938
Lennox International Inc.	3	1,728
Leonardo DRS, Inc. (a)	11	269
Lincoln Electric Holdings, Inc.	6	1,167
Lockheed Martin Corporation	21	9,957
Lyft, Inc. - Class A (a)	33	465
ManpowerGroup Inc.	6	394
Masco Corporation	22	1,446
MasTec, Inc. (a)	7	719
Matson Intermodal - Paragon, Inc.	3	343
Maximus, Inc.	6	528
McGrath RentCorp	2	262
MDU Resources Group, Inc.	21	532
Mine Safety Appliances Company, LLC	3	650
Moog Inc. - Class A	3	467
MSC Industrial Direct Co., Inc. - Class A	5	380
Mueller Industries, Inc.	11	616
Nextracker LLC - Class A (a)	13	595
Nordson Corporation	6	1,292
Norfolk Southern Corporation	24	5,060
Northrop Grumman Corporation	15	6,694
Nvent Electric Public Limited Company	17	1,316
Old Dominion Freight Line, Inc.	20	3,462
Oshkosh Corporation	5	582
Otis Worldwide Corporation	40	3,843
Owens Corning	10	1,661
PACCAR Inc	54	5,535
Parker-Hannifin Corporation	13	6,361
Parsons Corporation (a)	4	317
Paychex, Inc.	33	3,892
Paycom Software, Inc.	4	644
Paylocity Holding Corporation (a)	5	602
Pentair Public Limited Company	17	1,279
Quanta Services, Inc.	15	3,843
RBC Bearings Incorporated (a)	3	824
Regal Rexnord Corporation	7	950
Republic Services, Inc.	21	4,084
Resideo Technologies, Inc. (a)	17	323
Robert Half Inc.	12	737
Rockwell Automation, Inc.	12	3,284
Rollins, Inc.	31	1,497
RTX Corporation	136	13,666
Rush Enterprises, Inc. - Class A	7	296
Ryder System, Inc.	5	640
Saia, Inc. (a)	3	1,306
Science Applications International Corporation	6	703
Sensata Technologies Holding PLC	17	623
Simpson Manufacturing Co., Inc.	5	766
SiteOne Landscape Supply, Inc. (a)	5	588
SkyWest, Inc. (a)	3	272
Snap-on Incorporated	6	1,443
Southwest Airlines Co.	65	1,848
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	327
SPX Technologies, Inc. (a)	4	573
SS&C Technologies Holdings, Inc.	22	1,406
Stanley Black & Decker, Inc.	16	1,274
Stericycle, Inc. (a)	9	520
Sterling Infrastructure, Inc. (a)	3	366
Terex Corporation	6	348
Tetra Tech, Inc.	5	1,051
Textron Inc.	20	1,711
The AZEK Company Inc. - Class A (a)	13	561
The Middleby Corporation (a)	6	734
The Timken Company	7	547
Toro Company, The	11	990
Trane Technologies Public Limited Company	24	7,760
TransDigm Group Incorporated	6	7,341
TransUnion	20	1,473
Trex Company, Inc. (a)	11	819
Trinet Group, Inc.	3	339
Uber Technologies, Inc. (a)	204	14,791
UFP Industries, Inc.	6	673

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
U-Haul Holding Company (a)	1	73
U-Haul Holding Company - Series N	9	556
Union Pacific Corporation	62	14,019
United Airlines Holdings, Inc. (a)	33	1,601
United Parcel Service, Inc. - Class B	75	10,288
United Rentals, Inc.	7	4,543
Valmont Industries, Inc.	2	662
Veralto Corporation	24	2,255
Verisk Analytics, Inc.	15	3,978
Vertiv Holdings Co - Class A	37	3,191
Vm Consolidated, Inc. - Class A (a)	14	378
W.W. Grainger, Inc.	5	4,221
Waste Management, Inc.	38	8,108
Watsco, Inc.	3	1,582
Watts Water Technologies, Inc. - Class A	3	467
WESCO International, Inc.	5	719
Westinghouse Air Brake Technologies Corporation	18	2,909
WillScot Mobile Mini Holdings Corp. - Class A (a)	19	723
Woodward, Inc.	6	1,045
XPO, Inc. (a)	12	1,260
Xylem Inc.	24	3,318
Zurn Elkay Water Solutions Corporation	17	495
		481,066
Communication Services 8.8%
Alphabet Inc. - Class A	599	109,041
Alphabet Inc. - Class C	536	98,247
AT&T Inc.	734	14,017
Cogent Communications Holdings, Inc.	5	302
Comcast Corporation - Class A	395	15,459
Digital World Acquisition Corp. (a)	8	247
Electronic Arts Inc.	26	3,597
Endeavor Group Holdings, Inc. - Class A	17	462
Former Charter Communications Parent, Inc. - Class A (a)	10	3,032
Fox Corporation - Class A	26	885
Fox Corporation - Class B	15	492
Frontier Communications Parent, Inc. (a)	21	548
IAC Inc. (a)	7	308
Iridium Communications Inc.	13	336
Liberty Broadband Corporation - Series A (a)	1	50
Liberty Broadband Corporation - Series C (a)	10	566
Liberty Global Ltd. - Class A (a)	16	287
Liberty Global Ltd. - Class C (a)	14	259
Liberty Media Corporation - Series A (a)	8	176
Liberty Media Corporation - Series A (a)	2	132
Liberty Media Corporation - Series C (a)	6	216
Liberty Media Corporation - Series C (a)	14	299
Liberty Media Corporation - Series C (a)	22	1,550
Live Nation Entertainment, Inc. (a)	15	1,435
Match Group, Inc. (a)	29	890
Meta Platforms, Inc. - Class A	224	112,833
Netflix, Inc. (a)	44	29,688
News Corporation - Class A	38	1,038
News Corporation - Class B	8	231
Nexstar Media Group, Inc. - Class A	3	439
Omnicom Group Inc.	20	1,752
Paramount Global - Class B	56	579
Pinterest, Inc. - Class A (a)	58	2,546
Roblox Corporation - Class A (a)	52	1,921
Roku Inc. - Class A (a)	13	774
Sirius XM Holdings Inc. (b)	79	224
Snap Inc. - Class A (a)	104	1,730
Sphere Entertainment Co. - Class A (a)	1	206
Take-Two Interactive Software, Inc. (a)	16	2,515
The Interpublic Group of Companies, Inc.	41	1,179
The New York Times Company - Class A	15	747
The Trade Desk, Inc. - Class A (a)	46	4,512
TKO Group Holdings Inc. - Class A	8	862
T-Mobile US, Inc.	41	7,240
Verizon Communications Inc.	430	17,732
Walt Disney Company, The	188	18,635
Warner Bros. Discovery, Inc. - Series A (a)	210	1,565
Warner Music Group Corp. - Class A	14	443
Yelp Inc. (a)	7	246
ZoomInfo Technologies Inc. - Class A (a)	34	437
		462,907
Consumer Staples 5.5%
Albertsons Companies, Inc. - Class A	43	843
Altria Group, Inc.	171	7,809
Archer-Daniels-Midland Company	49	2,986
Bellring Intermediate Holdings, Inc. (a)	14	775
BJ's Wholesale Club Holdings, Inc. (a)	13	1,114
Boston Beer Company, Inc., The - Class A (a)	1	371
Brown-Forman Corporation - Class A	3	153
Brown-Forman Corporation - Class B	29	1,249
Bunge Limited	15	1,549
Campbell Soup Company	19	864
Casey's General Stores, Inc.	4	1,522
Celsius Holdings, Inc. (a)	15	863
Church & Dwight Co., Inc.	25	2,579
Coca-Cola Company, The	402	25,605
Coca-Cola Consolidated, Inc.	—	531
Colgate-Palmolive Company	82	7,982
Conagra Brands, Inc.	44	1,237
Constellation Brands, Inc. - Class A	16	4,108
Costco Wholesale Corporation	45	38,436
Coty Inc. - Class A (a)	40	401
Darling Ingredients Inc. (a)	16	599
Dollar General Corporation	23	2,998
Dollar Tree, Inc. (a)	21	2,257
e.l.f. Beauty, Inc. (a)	5	1,013
Flowers Foods, Inc.	22	484
Freshpet, Inc. (a)	5	658
General Mills, Inc.	59	3,755
Grocery Outlet Holding Corp. (a)	7	160
Hormel Foods Corporation	30	925
Ingredion Incorporated	7	801
Inter Parfums, Inc.	2	243
J&J Snack Foods Corp.	2	251
Kellanova	27	1,540
Kenvue Inc.	180	3,274
Keurig Dr Pepper Inc.	109	3,655
Kimberly-Clark Corporation	34	4,737
Kraft Foods Group, Inc.	82	2,649
Lamb Weston Holdings, Inc.	15	1,301
Lancaster Colony Corporation	2	432
Maplebear Inc. (a)	16	504
McCormick & Company, Incorporated	26	1,879
Molson Coors Beverage Company - Class B	19	963
Mondelez International, Inc. - Class A	135	8,839
Monster Beverage 1990 Corporation (a)	81	4,050
National Beverage Corp. (a)	4	193
PepsiCo, Inc.	141	23,228
Performance Food Group Company (a)	15	1,015
Philip Morris International Inc.	158	16,039
Pilgrim's Pride Corporation (a)	4	171
Post Holdings, Inc. (a)	5	553
Procter & Gamble Company, The	241	39,810
Reynolds Consumer Products Inc.	4	108
Seaboard Corporation	—	130
Simply Good Foods Company, The (a)	8	285
Spectrum Brands Holdings, Inc.	3	255
Sprouts Farmers Market, Inc. (a)	11	909
Sysco Corporation	52	3,690
Target Corporation	48	7,048
The Clorox Company	13	1,773
The Estee Lauder Companies Inc. - Class A	24	2,555
The Hershey Company	15	2,836
The J. M. Smucker Company	10	1,098
The Kroger Co.	67	3,355
Tyson Foods, Inc. - Class A	29	1,640
US Foods Holding Corp. (a)	26	1,352
Walgreens Boots Alliance, Inc.	75	904
Walmart Inc.	443	29,969
WD-40 Company	1	318
		288,178
Energy 3.7%
Antero Midstream Corporation	22	331

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Antero Resources Corporation (a)	29	946
Apa Corp.	38	1,110
Archrock, Inc.	14	282
Baker Hughes Company - Class A	101	3,567
Cactus, Inc. - Class A	7	385
California Resources Corporation	6	322
ChampionX Corporation	22	715
Cheniere Energy, Inc.	22	3,918
Chesapeake Energy Corporation	11	924
Chevron Corporation	175	27,323
Chord Energy Corporation	6	1,064
Civitas Resources, Inc.	8	555
CNX Resources Corporation (a)	19	472
Comstock Resources, Inc. (b)	12	128
ConocoPhillips	120	13,689
Coterra Energy Inc.	75	2,008
CVR Energy, Inc.	—	2
Devon Energy Corporation	66	3,151
Diamondback Energy, Inc.	18	3,639
DT Midstream, Inc.	10	737
EOG Resources, Inc.	59	7,487
EQT Corporation	40	1,493
Equitrans Midstream Corporation	42	541
Exxon Mobil Corporation	459	52,827
Gulfport Energy Operating Corporation (a)	2	257
Halliburton Company	94	3,190
Helmerich & Payne, Inc.	11	415
Hess Corporation	28	4,198
HF Sinclair Corporation	15	787
International Seaways, Inc.	5	281
Kinder Morgan, Inc.	202	4,005
Kosmos Energy Ltd. (a)	54	300
Liberty Energy Inc. - Class A	18	367
Magnolia Oil & Gas Corporation - Class A	20	505
Marathon Oil Corporation	61	1,751
Marathon Petroleum Corporation	36	6,177
Matador Resources Company	11	673
Murphy Oil Corporation	17	690
New Fortress Energy Inc. - Class A (b)	6	131
Northern Oil and Gas Incorporated	7	273
NOV Inc.	44	834
Occidental Petroleum Corporation	58	3,634
ONEOK, Inc.	60	4,913
Ovintiv Canada ULC	26	1,235
Patterson-UTI Energy, Inc.	30	312
PBF Energy Inc. - Class A	12	554
Peabody Energy Corporation	13	287
Permian Resources Corporation - Class A	49	799
Phillips 66	43	6,047
Range Resources Corporation	24	793
Schlumberger Limited	147	6,950
SM Energy Company	13	548
Southwestern Energy Company (a)	91	610
Targa Resources Corp.	23	2,960
Texas Pacific Land Corporation (b)	2	1,354
Tidewater Inc. (a)	6	544
Transocean Ltd. (a) (b) (c)	81	432
Uranium Energy Corp. (a) (b)	43	260
Valaris Limited (a)	6	439
Valero Energy Corporation	33	5,109
Weatherford International Public Limited Company (a)	8	955
Williams Companies, Inc., The	126	5,357
		196,542
Materials 2.5%
Air Products and Chemicals, Inc.	23	5,820
Albemarle Corporation	11	1,055
Alcoa Corporation	18	704
Alpha Metallurgical Resources, Inc.	1	325
Amcor Pty Ltd	153	1,497
AptarGroup, Inc.	7	990
Arcadium Lithium PLC (a)	102	344
Arch Resources, Inc. - Class A	2	248
Ashland Inc.	5	501
ATI Inc. (a)	11	607
Avery Dennison Corporation	9	1,871
Avient Corporation	10	452
Axalta Coating Systems Ltd. (a)	22	741
Balchem Corporation	3	525
Ball Corporation	31	1,838
Berry Global Group, Inc.	12	732
Cabot Corporation	5	469
Carpenter Technology Corporation	5	521
Celanese Corporation - Class A	11	1,507
CF Industries Holdings, Inc.	18	1,358
Cleveland-Cliffs Inc. (a)	55	844
Commercial Metals Company	11	627
Corteva, Inc.	69	3,723
CRH Public Limited Company	69	5,196
Crown Holdings, Inc.	13	953
Dow Inc.	72	3,804
DuPont de Nemours, Inc.	42	3,345
Eagle Materials Inc.	3	672
Eastman Chemical Company	12	1,174
Ecolab Inc.	26	6,143
Element Solutions Inc.	25	672
FMC Corporation	13	765
Freeport-McMoRan Inc.	147	7,123
Graphic Packaging Holding Company	32	850
Greif, Inc. - Class A	3	158
H.B. Fuller Company	6	461
Hecla Mining Company	52	253
Huntsman Corporation	19	437
Innospec Inc.	3	324
International Flavors & Fragrances Inc.	27	2,595
International Paper Company	35	1,524
Knife River Corporation (a)	5	332
Legacy Vulcan Corp.	13	3,278
Linde Public Limited Company	48	21,276
Louisiana-Pacific Corporation (W VA)	6	480
LyondellBasell Industries N.V. - Class A	26	2,488
Martin Marietta Materials, Inc.	6	3,494
Mosaic Company, The	34	995
MP Materials Corp. - Class A (a) (b)	10	121
NewMarket Corporation	1	450
Newmont Corporation	117	4,882
Nucor Corporation	25	3,957
Olin Corporation	14	646
Packaging Corporation of America	9	1,670
PPG Industries, Inc.	24	3,050
Quaker Chemical Corporation	1	156
Reliance, Inc.	6	1,728
Royal Gold, Inc.	6	806
RPM International Inc.	12	1,328
Scotts Miracle-Gro Company, The	3	195
Sealed Air Corporation	13	468
Sensient Technologies Corporation	4	321
Silgan Holdings Inc.	10	422
Sonoco Products Company	10	515
Southern Copper Corporation	8	890
Steel Dynamics, Inc.	16	2,088
Summit Materials, Inc. - Class A (a)	12	431
The Chemours Company	18	405
The Sherwin-Williams Company	24	7,280
United States Steel Corporation	21	785
Warrior Met Coal, Inc.	6	393
Westlake Corporation	4	516
WestRock Company	26	1,301
		130,895
Real Estate 2.4%
Agree Realty Corporation	10	647
Alexandria Real Estate Equities, Inc.	15	1,812
American Homes 4 Rent - Class A	33	1,218
American Tower Corporation	48	9,296
Americold Realty Trust, Inc.	28	709
Apple Hospitality REIT, Inc.	16	230
AvalonBay Communities, Inc.	14	2,887
Boston Properties, Inc.	15	933
Brixmor Property Group Inc.	34	793

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Broadstone Net Lease, Inc.	18	281
Camden Property Trust	12	1,258
Caretrust REIT, Inc.	16	391
CBRE Group, Inc. - Class A (a)	31	2,772
COPT Defense Properties	15	366
CoStar Group, Inc. (a)	40	2,993
Cousins Properties Incorporated	14	332
Crown Castle Inc.	45	4,360
Cubesmart, L.P.	23	1,046
Digital Realty Trust, Inc.	33	5,081
DigitalBridge Group, Inc. - Class A	21	287
EastGroup Properties, Inc.	5	816
EPR Properties	8	318
Equinix, Inc.	10	7,287
Equity Lifestyle Properties, Inc.	18	1,192
Equity Residential	34	2,379
Essential Properties Realty Trust, Inc.	16	452
Essex Property Trust, Inc.	7	1,782
Extra Space Storage Inc.	21	3,297
Federal Realty Investment Trust	7	755
First Industrial Realty Trust, Inc.	14	653
Gaming and Leisure Properties, Inc.	27	1,214
Healthcare Realty Trust Incorporated - Class A	38	623
Healthpeak OP, LLC	71	1,390
Host Hotels & Resorts, Inc.	65	1,162
Howard Hughes Holdings Inc. (a)	4	231
Independence Realty Trust, Inc.	25	475
Innovative Industrial Properties, Inc.	3	315
Invitation Homes Inc.	54	1,923
Iron Mountain Incorporated	30	2,668
Jones Lang LaSalle Incorporated (a)	5	985
Kilroy Realty Corporation	13	405
Kimco Realty OP, LLC	68	1,331
Kite Realty Naperville, LLC	18	396
Lamar Advertising Company - Class A	10	1,145
LXP Industrial Trust	26	233
Medical Properties Trust, Inc. (b)	64	278
Mid-America Apartment Communities, Inc.	11	1,560
National Health Investors, Inc.	4	237
National Storage Affiliates Trust	7	278
NNN REIT, Inc.	20	834
Omega Healthcare Investors, Inc.	25	866
Park Hotels & Resorts Inc.	18	276
Phillips Edison & Company, Inc.	13	431
PotlatchDeltic Corporation	9	341
ProLogis Inc.	94	10,507
Public Storage Operating Company	16	4,719
Rayonier Inc.	15	431
Realty Income Corporation	86	4,549
Regency Centers Corporation	18	1,145
Rexford Industrial Realty, Inc.	19	840
Ryman Hospitality Properties, Inc.	7	665
Sabra Health Care REIT, Inc.	23	347
SBA Communications Corporation - Class A	11	2,132
Simon Property Group, Inc.	32	4,799
SITE Centers Corp.	24	345
SL Green Realty Corp. (b)	7	399
STAG Industrial, Inc.	15	557
Sun Communities, Inc.	12	1,431
Tanger Inc.	11	294
Terreno Realty Corporation	10	580
The Macerich Company	21	326
The St. Joe Company	5	256
UDR, Inc.	35	1,438
Ventas, Inc.	39	1,985
VICI Properties Inc.	104	2,987
Vornado Realty Trust	16	426
W.P. Carey Inc.	23	1,256
Welltower Inc.	62	6,434
Weyerhaeuser Company	72	2,044
Zillow Group, Inc. - Class A (a)	6	270
Zillow Group, Inc. - Class C (a)	16	745
		128,127
Utilities 2.2%
ALLETE, Inc.	7	435
Alliant Energy Corporation	27	1,396
Ameren Corporation	25	1,783
American Electric Power Company, Inc.	54	4,714
American States Water Company	5	341
American Water Works Company, Inc.	20	2,576
Atmos Energy Corporation	16	1,829
AVANGRID, Inc.	9	325
Avista Corporation	7	256
Black Hills Corporation	8	453
California Water Service Group	5	219
CenterPoint Energy, Inc.	66	2,048
Clearway Energy, Inc. - Class A	5	118
Clearway Energy, Inc. - Class C	10	235
CMS Energy Corporation	31	1,860
Consolidated Edison, Inc.	36	3,182
Constellation Energy Group, Inc.	31	6,295
Dominion Energy, Inc.	87	4,239
DTE Energy Company	21	2,301
Duke Energy Corporation	79	7,918
Edison International	40	2,897
Entergy Corporation	21	2,286
Essential Utilities, Inc.	28	1,033
Evergy, Inc.	23	1,233
Eversource Energy	34	1,913
Exelon Corporation	101	3,497
FirstEnergy Corp.	53	2,041
IDACORP, Inc.	4	418
MGE Energy, Inc.	3	190
National Fuel Gas Company	9	493
New Jersey Resources Corporation	11	470
NextEra Energy, Inc.	209	14,827
NiSource Inc.	46	1,330
NorthWestern Corporation	5	274
NRG Energy, Inc.	20	1,580
OGE Energy Corp.	22	797
One Gas, Inc.	6	355
Ormat Technologies, Inc.	5	394
Otter Tail Corporation	5	421
PG&E Corporation	219	3,824
Pinnacle West Capital Corporation	12	930
PNM Resources, Inc.	8	287
Portland General Electric Company	9	396
PPL Corporation	75	2,066
Public Service Enterprise Group Incorporated	51	3,795
Sempra	65	4,952
Southwest Gas Holdings, Inc.	6	437
Spire Inc.	5	273
The AES Corporation	68	1,187
The Southern Company	105	8,167
UGI Corporation	22	502
Vistra Corp.	34	2,893
WEC Energy Group Inc.	32	2,544
XCEL Energy Inc.	57	3,043
		114,268
Total Common Stocks (cost $4,120,490)		5,227,962
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	15,931	15,931
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	5,763	5,763
Total Short Term Investments (cost $21,694)		21,694
Total Investments 100.1% (cost $4,142,184)		5,249,656
Other Derivative Instruments (0.0)%		(78)
Other Assets and Liabilities, Net (0.1)%		(5,634)
Total Net Assets 100.0%		5,243,944

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	495	—	120	12	33	163	571	—
JNL Government Money Market Fund, 5.21% - Class I	4,199	389,123	377,391	627	—	—	15,931	0.3
JNL Government Money Market Fund, 5.31% - Class SL	3,708	57,342	55,287	121	—	—	5,763	0.1
The Bank of New York Mellon Corporation	4,465	—	379	69	45	593	4,724	0.1
	12,867	446,465	433,177	829	78	756	26,989	0.5

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	4,184	4,668	0.1
Transocean Ltd.	06/17/22	284	432	—
		4,468	5,100	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	22	September 2024	2,251	6	21
S&P 500 Index	68	September 2024	18,855	(84)	(82)
				(78)	(61)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	5,227,962	—	—	5,227,962
Short Term Investments	21,694	—	—	21,694
	5,249,656	—	—	5,249,656
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	21	—	—	21
	21	—	—	21
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(82)	—	—	(82)
	(82)	—	—	(82)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.2%
Utilities 95.0%
ALLETE, Inc.	20	1,245
Alliant Energy Corporation	89	4,533
Ameren Corporation	93	6,610
American Electric Power Company, Inc.	184	16,115
American States Water Company	13	933
American Water Works Company, Inc.	68	8,783
Atmos Energy Corporation	53	6,134
AVANGRID, Inc.	25	877
Avista Corporation	27	937
Black Hills Corporation	24	1,314
California Water Service Group	20	969
CenterPoint Energy, Inc.	223	6,915
Clearway Energy, Inc. - Class A	12	270
Clearway Energy, Inc. - Class C	29	711
CMS Energy Corporation	104	6,196
Consolidated Edison, Inc.	121	10,781
Constellation Energy Group, Inc.	110	22,005
Dominion Energy, Inc.	292	14,320
DTE Energy Company	72	7,989
Duke Energy Corporation	269	26,979
Edison International	134	9,620
Entergy Corporation	74	7,879
Essential Utilities, Inc.	87	3,262
Evergy, Inc.	80	4,246
Eversource Energy	122	6,919
Exelon Corporation	348	12,032
FirstEnergy Corp.	177	6,788
IDACORP, Inc.	18	1,648
MGE Energy, Inc.	13	947
New Jersey Resources Corporation	34	1,477
NextEra Energy, Inc.	716	50,689
NiSource Inc.	156	4,497
NorthWestern Corporation	20	1,003
NRG Energy, Inc.	73	5,658
OGE Energy Corp.	70	2,498
One Gas, Inc. (a)	18	1,156
Ormat Technologies, Inc.	19	1,333
Otter Tail Corporation	14	1,270
PG&E Corporation	745	13,012
Pinnacle West Capital Corporation	39	3,021
PNM Resources, Inc.	31	1,167
Portland General Electric Company	36	1,557
PPL Corporation	257	7,118
Public Service Enterprise Group Incorporated	174	12,814
Sempra	220	16,718
Southwest Gas Holdings, Inc.	19	1,365
Spire Inc.	20	1,216
The AES Corporation	248	4,352
The Southern Company	381	29,546
UGI Corporation	73	1,678
Vistra Corp.	113	9,718
WEC Energy Group Inc.	110	8,635
XCEL Energy Inc.	193	10,293
		389,748
Industrials 4.0%
GE Vernova Inc. (b)	96	16,418
Energy 0.2%
New Fortress Energy Inc. - Class A (a)	31	686
Total Common Stocks (cost $425,529)		406,852
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	2,733	2,733
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	673	673
Total Short Term Investments (cost $3,406)		3,406
Total Investments 100.0% (cost $428,935)		410,258
Other Derivative Instruments (0.0)%		(59)
Other Assets and Liabilities, Net 0.0%		135
Total Net Assets 100.0%		410,334

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,187	64,766	63,220	58	—	—	2,733	0.7
JNL Government Money Market Fund, 5.31% - Class SL	16	2,997	2,340	3	—	—	673	0.1
	1,203	67,763	65,560	61	—	—	3,406	0.8

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	32	September 2024	2,267	(59)	(43)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	406,852	—	—	406,852
Short Term Investments	3,406	—	—	3,406
	410,258	—	—	410,258
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(43)	—	—	(43)
	(43)	—	—	(43)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.3%
United States of America 70.6%
3M Company	4	380
Abbott Laboratories	11	1,192
AbbVie Inc.	12	2,004
Accenture Public Limited Company - Class A	4	1,259
Adobe Inc. (a)	3	1,649
Advanced Micro Devices, Inc. (a)	11	1,730
AFLAC Incorporated	3	303
Agilent Technologies, Inc.	2	250
Air Products and Chemicals, Inc.	1	376
Airbnb, Inc. - Class A (a)	3	429
Akamai Technologies, Inc. (a)	1	88
Albemarle Corporation	1	76
Albertsons Companies, Inc. - Class A	3	52
Alexandria Real Estate Equities, Inc.	1	127
Align Technology, Inc. (a)	—	119
Allegion Public Limited Company	1	69
Alliant Energy Corporation	2	86
Allstate Corporation, The	2	269
Alnylam Pharmaceuticals, Inc. (a)	1	198
Alphabet Inc. - Class A	39	7,086
Alphabet Inc. - Class C	35	6,337
Altria Group, Inc.	11	522
Amazon.com, Inc. (a)	62	12,002
Ameren Corporation	2	125
American Electric Power Company, Inc.	3	296
American Express Company	4	888
American Financial Group, Inc.	—	54
American International Group, Inc.	5	336
American Tower Corporation	3	595
American Water Works Company, Inc.	1	174
Ameriprise Financial, Inc.	1	282
AMETEK, Inc.	2	258
Amgen Inc.	4	1,104
Amphenol Corporation - Class A	8	522
Analog Devices, Inc.	3	749
Annaly Capital Management, Inc.	3	67
ANSYS, Inc. (a)	1	187
AON Public Limited Company - Class A	1	413
Apa Corp.	2	67
Apollo Global Management, Inc.	3	307
Apple Inc.	95	20,096
Applied Materials, Inc.	5	1,294
Aptiv PLC (a)	2	129
Arch Capital Group Ltd. (a)	2	244
Archer-Daniels-Midland Company	3	196
Ares Management Corporation - Class A	1	162
Arista Networks, Inc. (a)	2	602
Arthur J. Gallagher & Co.	1	372
Aspen Technology, Inc. (a)	—	39
AT&T Inc.	47	904
Atmos Energy Corporation	1	120
Autodesk, Inc. (a)	1	354
Automatic Data Processing, Inc.	3	655
AutoZone, Inc. (a)	—	335
AvalonBay Communities, Inc.	1	183
AVANGRID, Inc.	—	13
Avantor, Inc. (a)	4	91
Avery Dennison Corporation	1	124
Axon Enterprise, Inc. (a)	—	137
Baker Hughes Company - Class A	7	234
Ball Corporation	2	118
Bank of America Corporation	45	1,797
Baxter International Inc.	3	115
Becton, Dickinson and Company	2	438
Bentley Systems, Incorporated - Class B	1	50
Berkshire Hathaway Inc. - Class B (a)	12	4,855
Best Buy Co., Inc.	1	105
Biogen Inc. (a)	1	221
BioMarin Pharmaceutical Inc. (a)	1	104
Bio-Techne Corporation	1	71
BlackRock, Inc.	1	760
Blackstone Inc. - Class A	5	580
Block, Inc. - Class A (a)	4	238
Boeing Company, The (a)	4	739
Booking Holdings Inc.	—	887
Booz Allen Hamilton Holding Corporation - Class A	1	134
Boston Properties, Inc.	1	70
Boston Scientific Corporation (a)	10	743
Bristol-Myers Squibb Company	13	558
Broadcom Inc.	3	4,834
Broadridge Financial Solutions, Inc.	1	153
Brookfield Renewable Corporation - Class A	1	31
Brown & Brown, Inc.	2	142
Brown-Forman Corporation - Class A	—	17
Brown-Forman Corporation - Class B	2	77
Builders FirstSource, Inc. (a)	1	110
Bunge Limited	1	94
Burlington Stores, Inc. (a)	—	104
Cadence Design Systems, Inc. (a)	2	559
Camden Property Trust	1	83
Campbell Soup Company	1	54
Capital One Financial Corporation	3	350
Cardinal Health, Inc.	2	157
CarMax, Inc. (a)	1	79
Carnival Corporation (a)	7	126
Carrier Global Corporation	6	351
Caterpillar Inc.	3	1,084
CBRE Group, Inc. - Class A (a)	2	178
CDW Corp.	1	196
Celanese Corporation - Class A	1	94
Cencora, Inc.	1	249
Centene Corporation (a)	4	239
CenterPoint Energy, Inc.	4	132
CF Industries Holdings, Inc.	1	92
Charles River Laboratories International, Inc. (a)	—	66
Cheniere Energy, Inc.	2	269
Chevron Corporation	11	1,785
Chipotle Mexican Grill, Inc. (a)	9	558
Chubb Limited	3	669
Church & Dwight Co., Inc.	2	170
Cincinnati Financial Corporation	1	122
Cintas Corporation	1	413
Cisco Systems, Inc.	27	1,270
Citigroup Inc.	13	795
Citizens Financial Group, Inc.	3	106
Cloudflare, Inc. - Class A (a)	2	166
CME Group Inc. - Class A	2	463
CMS Energy Corporation	2	117
Coca-Cola Company, The	26	1,651
Cognizant Technology Solutions Corporation - Class A	3	225
Coinbase Global, Inc. - Class A (a)	1	290
Colgate-Palmolive Company	5	521
Comcast Corporation - Class A	26	1,014
Conagra Brands, Inc.	3	81
ConocoPhillips	8	886
Consolidated Edison, Inc.	2	199
Constellation Brands, Inc. - Class A	1	270
Constellation Energy Group, Inc.	2	416
Copart, Inc. (a)	6	310
Corebridge Financial, Inc.	1	42
Corning Incorporated	5	206
Corpay Inc (a)	—	120
Corteva, Inc.	5	244
CoStar Group, Inc. (a)	3	199
Costco Wholesale Corporation	3	2,490
Coterra Energy Inc.	5	131
CrowdStrike Holdings, Inc. - Class A (a)	1	574
Crown Castle Inc.	3	274
Crown Holdings, Inc.	1	64
CSX Corporation	13	437
Cummins Inc.	1	253
CVS Health Corporation	8	492
D.R. Horton, Inc.	2	283
Danaher Corporation	4	1,114
Darden Restaurants, Inc.	1	122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Datadog, Inc. - Class A (a)	2	252
Dayforce, Inc. (a)	1	55
Deckers Outdoor Corporation (a)	—	164
Deere & Company	2	621
Dell Technologies Inc. - Class C	2	240
Delta Air Lines, Inc.	4	205
Devon Energy Corporation	4	203
DexCom, Inc. (a)	3	297
Diamondback Energy, Inc.	1	222
Digital Realty Trust, Inc.	2	321
Discover Financial Services	2	219
DocuSign, Inc. (a)	1	71
Dollar General Corporation	1	197
Dollar Tree, Inc. (a)	1	143
Dominion Energy, Inc.	6	276
Domino's Pizza, Inc.	—	113
DoorDash, Inc. - Class A (a)	2	219
Dover Corporation	1	163
Dow Inc.	5	244
DTE Energy Company	1	146
Duke Energy Corporation	5	513
DuPont de Nemours, Inc.	3	226
Dynatrace, Inc. (a)	2	82
East West Bancorp, Inc.	1	70
Eastman Chemical Company	1	79
Eaton Corporation Public Limited Company	3	827
eBay Inc.	3	180
Ecolab Inc.	2	390
Edison International	3	186
Edwards Lifesciences Corporation (a)	4	367
Electronic Arts Inc.	2	228
Elevance Health, Inc.	2	818
Eli Lilly and Company	6	5,061
Emerson Electric Co.	4	410
Enphase Energy, Inc. (a)	1	90
Entegris, Inc.	1	134
Entergy Corporation	1	151
EOG Resources, Inc.	4	478
EPAM Systems, Inc. (a)	—	61
EQT Corporation	3	99
Equifax Inc.	1	201
Equinix, Inc.	1	471
Equitable Holdings, Inc.	2	86
Equity Lifestyle Properties, Inc.	1	77
Equity Residential	2	162
Essex Property Trust, Inc.	—	109
Everest Group, Ltd.	—	107
Evergy, Inc.	2	85
Eversource Energy	2	131
Exact Sciences Corporation (a)	1	49
Exelon Corporation	7	228
Expedia Group, Inc. (a)	1	103
Expeditors International of Washington, Inc. - Class A	1	120
Extra Space Storage Inc.	1	218
Exxon Mobil Corporation	30	3,429
F5, Inc. (a)	—	60
FactSet Research Systems Inc.	—	105
Fair Isaac Corporation (a)	—	237
Fastenal Company	4	240
FedEx Corporation	2	453
Ferguson Holdings Limited	1	256
Fidelity National Financial, Inc. - Class A	2	84
Fidelity National Information Services, Inc.	4	282
Fifth Third Bancorp	4	160
First Citizens BancShares, Inc. - Class A	—	146
First Solar, Inc. (a)	1	145
FirstEnergy Corp.	3	121
Fiserv, Inc. (a)	4	560
Flex Ltd. (a)	3	77
Ford Motor Company	26	326
Former Charter Communications Parent, Inc. - Class A (a)	1	196
Fortinet, Inc. (a)	4	256
Fortive Corporation	2	171
Fox Corporation - Class A	1	48
Fox Corporation - Class B	1	28
Franklin Resources, Inc.	2	42
Freeport-McMoRan Inc.	10	463
Garmin Ltd.	1	164
Gartner, Inc. (a)	1	229
GE HealthCare Technologies Inc.	3	198
GE Vernova Inc. (a)	2	302
Gen Digital Inc.	4	100
General Dynamics Corporation	2	451
General Electric Company	7	1,140
General Mills, Inc.	4	234
General Motors Company	8	354
Genuine Parts Company	1	133
Gilead Sciences, Inc.	8	560
Global Payments Inc.	2	154
GoDaddy Inc. - Class A (a)	1	126
Goldman Sachs Group Inc, The	2	975
Grail, Inc. (a)	—	—
Halliburton Company	6	201
Hartford Financial Services Group, Inc. , The	2	185
HCA Healthcare, Inc.	1	410
Healthpeak OP, LLC	5	88
HEICO Corporation	—	63
HEICO Corporation - Class A	1	89
Hess Corporation	2	273
Hewlett Packard Enterprise Company	9	181
Hilton Worldwide Holdings Inc.	2	351
Hologic, Inc. (a)	2	115
Home Depot, Inc. , The	7	2,265
Honeywell International Inc.	4	927
Hormel Foods Corporation	2	56
Host Hotels & Resorts, Inc.	5	85
Howmet Aerospace Inc.	3	207
HP, Inc.	6	225
Hubbell Incorporated	—	119
HubSpot, Inc. (a)	—	196
Humana Inc.	1	294
Huntington Bancshares Incorporated	9	125
Huntington Ingalls Industries, Inc.	—	63
IDEX Corporation	—	91
IDEXX Laboratories, Inc. (a)	1	267
Illinois Tool Works Inc.	2	464
Illumina, Inc. (a)	1	110
Incyte Corporation (a)	1	68
Ingersoll Rand Inc.	3	237
Insulet Corporation (a)	1	102
Intel Corporation	28	872
Intercontinental Exchange, Inc.	4	514
International Business Machines Corporation	6	1,054
International Flavors & Fragrances Inc.	2	161
International Paper Company	2	97
Intuit Inc.	2	1,212
Intuitive Surgical, Inc. (a)	2	1,032
Invitation Homes Inc.	4	142
IQVIA Holdings Inc (a)	1	259
Iron Mountain Incorporated	2	176
J.B. Hunt Transport Services, Inc.	1	83
Jack Henry & Associates, Inc.	1	85
Jacobs Solutions Inc.	1	117
James Hardie Industries Public Limited Company - CHESS	3	96
Johnson & Johnson	16	2,317
Johnson Controls International Public Limited Company (b)	5	302
JPMorgan Chase & Co.	19	3,839
Juniper Networks, Inc.	2	76
Kellanova	2	101
Kenvue Inc.	12	212
Keurig Dr Pepper Inc.	7	232
KeyCorp	6	84
Keysight Technologies, Inc. (a)	1	156
Kimberly-Clark Corporation	2	300
Kimco Realty OP, LLC	5	89
Kinder Morgan, Inc.	13	264

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
KKR & Co. Inc. - Class A	4	462
KLA Corporation	1	735
Kraft Foods Group, Inc.	6	185
L3Harris Technologies, Inc.	1	278
Labcorp Holdings Inc.	1	109
Lam Research Corporation	1	923
Lamb Weston Holdings, Inc.	1	77
Las Vegas Sands Corp.	3	113
Legacy Vulcan Corp.	1	211
Leidos Holdings, Inc.	1	131
Lennar Corporation - Class A	2	240
Lennar Corporation - Class B	—	14
Lennox International Inc.	—	112
Liberty Media Corporation - Series A (a)	—	18
Liberty Media Corporation - Series C (a)	1	91
Linde Public Limited Company	3	1,394
Live Nation Entertainment, Inc. (a)	1	95
LKQ Corporation	2	69
Lockheed Martin Corporation	1	661
Loews Corporation	1	97
Lowe`s Companies, Inc.	4	842
LPL Financial Holdings Inc.	—	138
LyondellBasell Industries N.V. - Class A	2	168
M&T Bank Corporation	1	160
Marathon Oil Corporation	4	104
Marathon Petroleum Corporation	2	407
Markel Group Inc. (a)	—	131
Marriott International, Inc. - Class A	2	394
Marsh & Mclennan Companies, Inc.	3	688
Martin Marietta Materials, Inc.	—	224
Marvell Technology, Inc.	6	397
Masco Corporation	1	97
MasterCard Incorporated - Class A	5	2,418
McCormick & Company, Incorporated	2	123
McDonald's Corporation	5	1,212
McKesson Corporation	1	510
Medtronic, Inc.	9	680
Merck & Co., Inc.	17	2,075
Meta Platforms, Inc. - Class A	14	7,307
MetLife, Inc.	4	277
Mettler-Toledo International Inc. (a)	—	197
MGM Resorts International (a)	2	70
Microchip Technology Incorporated	4	321
Micron Technology, Inc.	7	962
Microsoft Corporation	49	21,968
Mid-America Apartment Communities, Inc.	1	109
Moderna, Inc. (a)	2	262
Molina Healthcare, Inc. (a)	—	109
Molson Coors Beverage Company - Class B	1	63
Mondelez International, Inc. - Class A	9	587
MongoDB, Inc. - Class A (a)	—	120
Monolithic Power Systems, Inc.	—	254
Monster Beverage 1990 Corporation (a)	5	262
Moody's Corporation	1	439
Morgan Stanley	8	812
Mosaic Company, The	2	63
Motorola Solutions, Inc.	1	424
MSCI Inc. - Class A	1	255
Nasdaq, Inc.	3	152
NetApp, Inc.	1	172
Netflix, Inc. (a)	3	1,923
Neurocrine Biosciences, Inc. (a)	1	93
Newmont Corporation	8	320
News Corporation - Class A	2	62
News Corporation - Class B	1	23
NextEra Energy, Inc.	14	961
NIKE, Inc. - Class B	8	586
NiSource Inc.	3	77
Norfolk Southern Corporation	1	318
Northern Trust Corporation	1	119
Northrop Grumman Corporation	1	429
NRG Energy, Inc.	1	111
Nucor Corporation	2	247
NVIDIA Corporation	157	19,448
NVR, Inc. (a)	—	152
Occidental Petroleum Corporation	4	262
Okta, Inc. - Class A (a)	1	92
Old Dominion Freight Line, Inc.	1	225
Omnicom Group Inc.	1	112
On Semiconductor Corporation (a)	3	195
ONEOK, Inc.	4	314
Oracle Corporation	11	1,491
O'Reilly Automotive, Inc. (a)	—	410
Otis Worldwide Corporation	3	267
Owens Corning	1	102
PACCAR Inc	3	349
Packaging Corporation of America	1	105
Palantir Technologies Inc. - Class A (a)	13	333
Palo Alto Networks, Inc. (a)	2	722
Parker-Hannifin Corporation	1	426
Paychex, Inc.	2	249
Paycom Software, Inc.	—	48
PayPal Holdings, Inc. (a)	7	403
PepsiCo, Inc.	9	1,500
Pfizer Inc.	37	1,045
PG&E Corporation	14	244
Philip Morris International Inc.	10	1,040
Phillips 66	3	393
Pinterest, Inc. - Class A (a)	4	174
Pool Corporation	—	80
PPG Industries, Inc.	2	191
PPL Corporation	5	140
Principal Financial Group, Inc.	2	129
Procter & Gamble Company, The	16	2,572
ProLogis Inc.	6	691
Prudential Financial, Inc.	2	280
PTC Inc. (a)	1	136
Public Service Enterprise Group Incorporated	3	248
Public Storage Operating Company	1	301
PulteGroup, Inc.	1	152
Qorvo, Inc. (a)	1	73
Qualcomm Incorporated	7	1,472
Quanta Services, Inc.	1	238
Quest Diagnostics Incorporated	1	103
Raymond James Financial, Inc.	1	158
Realty Income Corporation	6	299
Regency Centers Corporation	1	67
Regeneron Pharmaceuticals, Inc. (a)	1	729
Regions Financial Corporation	6	118
Reinsurance Group of America, Incorporated	—	87
Republic Services, Inc.	1	258
ResMed Inc.	1	188
Revvity, Inc.	1	90
Roblox Corporation - Class A (a)	3	128
Rockwell Automation, Inc.	1	213
Rollins, Inc.	2	98
Roper Technologies, Inc.	1	385
Ross Stores, Inc.	2	308
Royal Caribbean Cruises Ltd. (a)	2	239
Royalty Pharma PLC - Class A	3	67
RTX Corporation	9	884
S&P Global Inc.	2	924
Salesforce, Inc.	6	1,595
SBA Communications Corporation - Class A	1	137
Schlumberger Limited	9	446
Seagate Technology Holdings Public Limited Company	1	134
Sempra	4	317
ServiceNow, Inc. (a)	1	1,060
Simon Property Group, Inc.	2	313
Sirius XM Holdings Inc. (b)	3	10
Skyworks Solutions, Inc.	1	109
Snap Inc. - Class A (a)	8	126
Snap-on Incorporated	—	96
Snowflake Inc. - Class A (a)	2	291
Southwest Airlines Co.	4	114
SS&C Technologies Holdings, Inc.	1	91
Stanley Black & Decker, Inc.	1	87
Starbucks Corporation	8	584
State Street Corporation	2	151
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Steel Dynamics, Inc.	1	128
Steris Public Limited Company	1	141
Stryker Corporation	2	801
Sun Communities, Inc.	1	94
Super Micro Computer, Inc. (a)	—	270
Synchrony Financial	3	122
Synopsys, Inc. (a)	1	596
Sysco Corporation	3	235
T. Rowe Price Group, Inc.	1	165
Take-Two Interactive Software, Inc. (a)	1	160
Targa Resources Corp.	1	192
Target Corporation	3	450
TE Connectivity Ltd. (c)	2	303
Teledyne Technologies Incorporated (a)	—	118
Teleflex Incorporated	—	65
Teradyne, Inc.	1	146
Tesla Inc. (a)	18	3,633
Texas Instruments Incorporated	6	1,166
Texas Pacific Land Corporation	—	103
Textron Inc.	1	109
The AES Corporation	4	77
The Bank of New York Mellon Corporation (d)	5	300
The Carlyle Group, Inc.	2	61
The Charles Schwab Corporation	9	700
The Cigna Group	2	620
The Clorox Company	1	113
The Cooper Companies, Inc.	1	117
The Estee Lauder Companies Inc. - Class A	2	167
The Hershey Company	1	181
The Interpublic Group of Companies, Inc.	3	74
The J. M. Smucker Company	1	73
The Kroger Co.	4	223
The PNC Financial Services Group, Inc.	3	409
The Progressive Corporation	4	804
The Sherwin-Williams Company	2	466
The Southern Company	7	549
The Trade Desk, Inc. - Class A (a)	3	284
Thermo Fisher Scientific Inc.	3	1,403
TJX Companies, Inc., The	8	836
T-Mobile US, Inc.	3	473
Tractor Supply Company	1	199
Trane Technologies Public Limited Company	2	495
TransDigm Group Incorporated	—	465
TransUnion	1	82
Travelers Companies, Inc. , The	1	302
Trimble Inc. (a)	2	94
Truist Financial Corporation	9	339
Twilio Inc. - Class A (a)	1	64
Tyler Technologies, Inc. (a)	—	139
Tyson Foods, Inc. - Class A	2	101
U.S. Bancorp	10	406
Uber Technologies, Inc. (a)	13	965
UDR, Inc.	2	82
Ulta Beauty, Inc. (a)	—	123
Union Pacific Corporation	4	912
United Airlines Holdings, Inc. (a)	2	105
United Parcel Service, Inc. - Class B	5	662
United Rentals, Inc.	—	287
UnitedHealth Group Incorporated	6	3,102
Unity Software Inc. (a)	2	32
Universal Health Services, Inc. - Class B	—	71
Universal Music Group N.V.	6	187
Valero Energy Corporation	2	340
Veeva Systems Inc. - Class A (a)	1	172
Ventas, Inc.	3	141
Veralto Corporation	2	150
VeriSign, Inc. (a)	1	98
Verisk Analytics, Inc.	1	257
Verizon Communications Inc.	28	1,140
Vertex Pharmaceuticals Incorporated (a)	2	798
Vertiv Holdings Co - Class A	2	207
Viatris Inc.	7	78
VICI Properties Inc.	7	193
Visa Inc. - Class A	10	2,735
Vistra Corp.	2	186
W. R. Berkley Corporation	1	103
W.P. Carey Inc.	1	76
W.W. Grainger, Inc.	—	271
Walgreens Boots Alliance, Inc.	4	53
Walmart Inc.	29	1,950
Walt Disney Company, The	12	1,202
Warner Bros. Discovery, Inc. - Series A (a)	14	105
Waste Connections, Inc.	2	298
Waste Management, Inc.	2	519
Waters Corporation (a)	—	120
Watsco, Inc.	—	103
WEC Energy Group Inc.	2	170
Wells Fargo & Company	23	1,376
Welltower Inc.	4	407
West Pharmaceutical Services, Inc.	—	153
Western Digital Corporation (a)	2	167
Westinghouse Air Brake Technologies Corporation	1	181
Westlake Corporation	—	34
WestRock Company	2	88
Weyerhaeuser Company	5	134
Williams Companies, Inc., The	8	342
Willis Towers Watson Public Limited Company	1	180
Workday, Inc. - Class A (a)	1	316
Wynn Resorts, Limited	1	56
XCEL Energy Inc.	4	196
Xylem Inc.	2	216
Yum! Brands, Inc.	2	244
Zebra Technologies Corporation - Class A (a)	—	110
Zillow Group, Inc. - Class A (a)	—	11
Zillow Group, Inc. - Class C (a)	1	49
Zimmer Biomet Holdings, Inc.	1	145
Zoetis Inc. - Class A	3	525
Zoom Video Communications, Inc. - Class A (a)	2	97
Zscaler, Inc. (a)	1	118
		310,854
Japan 6.1%
ABC-Mart, Inc.	—	2
ACOM Co., Ltd.	4	9
Advantest Corporation	4	178
AEON Co., Ltd.	5	116
AGC Inc. (b)	1	39
Aisin Corporation	1	42
Ajinomoto Co., Inc.	3	116
ANA Holdings Inc.	1	18
Asahi Group Holdings, Ltd.	3	113
Asahi Intecc Co., Ltd.	2	24
Asahi Kasei Corporation	9	61
ASICS Corporation	4	67
Astellas Pharma Inc.	12	119
Bandai Namco Holdings Inc.	4	88
Bridgestone Corporation	4	142
Brother Industries, Ltd.	2	30
Canon Inc. (b)	6	171
Capcom Co., Ltd.	3	49
Central Japan Railway Company	6	132
Chubu Electric Power Co., Ltd.	5	61
Chugai Pharmaceutical Co., Ltd.	4	156
Concordia Financial Group, Ltd.	9	52
Dai Nippon Printing Co., Ltd.	1	44
Daifuku Co., Ltd.	3	51
Dai-ichi Life Holdings, Inc.	6	169
Daiichi Sankyo Company, Limited	13	445
Daikin Industries, Ltd.	2	265
Daito Trust Construction Co., Ltd.	—	41
Daiwa House Industry Co.,Ltd	4	114
Daiwa Securities Group Inc.	9	67
DENSO Corporation	14	220
DISCO Corporation	1	229
East Japan Railway Company	7	121
Eisai Co., Ltd.	2	70
ENEOS Holdings, Inc.	19	101
FANUC Corporation	6	162
Fast Retailing Co., Ltd.	1	278
Fuji Electric Co., Ltd.	1	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
FUJIFILM Holdings Corporation	8	190
Fujitsu Limited	11	173
Fukuoka Financial Group, Inc.	1	29
GLP J-REIT	—	25
Hamamatsu Photonics K.K.	1	27
Hankyu Hanshin Holdings, Inc.	2	45
Hikari Tsushin,Inc.	—	19
Hitachi Construction Machinery Co., Ltd.	1	19
Hitachi, Ltd.	31	701
Honda Motor Co., Ltd.	32	339
Hoshizaki Corporation (b)	1	25
Hoya Corporation	2	268
Hulic Co., Ltd.	3	30
IBIDEN Co., Ltd.	1	37
Idemitsu Kosan Co., Ltd.	6	39
Inpex Corporation (b)	6	83
Isuzu Motors Limited	4	54
ITOCHU Corporation	9	436
Japan Airlines Co., Ltd.	1	16
Japan Exchange Group, Inc.	4	84
Japan Metropolitan Fund Investment Corporation	—	27
Japan Post Bank Co., Ltd.	9	89
Japan Post Holdings Co., Ltd.	14	135
Japan Post Insurance Co., Ltd.	1	17
Japan Real Estate Investment Corporation	—	28
Japan Tobacco Inc. (b)	7	203
JFE Holdings, Inc.	4	56
Kajima Corporation	3	56
Kao Corporation (b)	3	114
Kawasaki Heavy Industries, Ltd.	1	42
Kawasaki Kisen Kaisha, Ltd.	3	44
KDDI Corporation	10	257
Keisei Electric Railway Co., Ltd.	1	42
Keyence Corporation	1	526
Kikkoman Corporation	5	64
Kintetsu Group Holdings Co.,Ltd	1	28
Kirin Holdings Company, Limited	6	74
Kobe Bussan Co., Ltd.	1	29
Koito Manufacturing Co., Ltd.	2	25
Komatsu Ltd.	7	192
Konami Holdings Corporation	1	51
Kubota Corporation	8	107
Kurita Water Industries Ltd.	1	30
KYOCERA Corporation	8	97
Kyoto Financial Group, Inc.	2	36
Kyowa Kirin Co., Ltd.	2	31
Lasertec Co., Ltd.	1	113
LY Corporation	18	43
M3, Inc.	3	27
Makita Corporation	1	35
Marubeni Corporation	11	206
MatsukiyoCocokara & Co.	3	39
Mazda Motor Corporation	4	40
McDonald's Holdings Company (Japan), Ltd.	1	20
Meiji Holdings Co., Ltd.	2	43
Minebeamitsumi Inc.	2	39
MISUMI Group Inc.	2	34
Mitsubishi Chemical Group Corporation	10	54
Mitsubishi Corporation	27	531
Mitsubishi Electric Corporation	14	218
Mitsubishi Estate Co., Ltd.	8	129
Mitsubishi HC Capital Inc.	5	35
Mitsubishi Heavy Industries, Ltd.	22	237
Mitsubishi Motors Corporation	5	13
Mitsubishi UFJ Financial Group Inc	78	837
Mitsui & Co., Ltd.	20	451
Mitsui Chemicals, Inc.	2	42
Mitsui Fudosan Co., Ltd.	18	168
Mitsui O.S.K. Lines, Ltd.	2	63
Mizuho Bank, Ltd.	2	38
Mizuho Financial Group, Inc.	17	360
MonotaRO Co., Ltd.	2	18
MS&AD Insurance Group Holdings, Inc.	9	194
Murata Manufacturing Co., Ltd.	12	260
Nec Corporation	2	140
NEXON Co., Ltd.	3	56
NGK Insulators, Ltd.	2	24
Nidec Corporation	3	152
Nintendo Co., Ltd.	7	368
Nippon Building Fund Inc. (b)	—	39
Nippon Express Co., Ltd. (b)	1	28
Nippon Paint Holdings Co., Ltd. (b)	7	46
Nippon Prologis REIT, Inc.	—	25
Nippon Sanso Holdings Corporation	1	36
Nippon Steel Corporation	6	138
Nippon Telegraph and Telephone Corporation	191	180
Nippon Yusen Kabushiki Kaisha	3	85
Nissan Chemical Corporation	1	32
Nissan Motor Co., Ltd.	13	44
Nissin Food Holdings Co., Ltd.	2	38
Niterra Co., Ltd.	1	41
Nitori Holdings Co., Ltd.	1	53
Nitto Denko Corporation	1	79
Nomura Holdings, Inc.	20	114
Nomura Real Estate Holdings, Inc.	1	18
Nomura Real Estate Master Fund, Inc.	—	28
Nomura Research Institute, Ltd.	3	79
NTT DATA Corporation	4	56
Obayashi Corporation	5	58
OBIC Co., Ltd.	1	65
Odakyu Electric Railway Co., Ltd.	2	23
Olympus Corporation	8	126
OMRON Corporation	1	35
Ono Pharmaceutical Co., Ltd.	3	46
Oracle Corporation Japan	—	14
Oriental Land Co., Ltd.	7	201
ORIX Corporation	7	164
Osaka Gas Co., Ltd.	3	66
Otsuka Corporation	2	31
Otsuka Holdings Co., Ltd.	3	131
Pan Pacific International Holdings Corporation	4	84
Panasonic Holdings Corporation	16	131
Rakuten Group, Inc.	8	41
Recruit Holdings Co., Ltd.	10	549
Renesas Electronics Corporation	10	185
Resona Holdings, Inc.	16	108
Ricoh Company, Ltd.	4	37
ROHM Co., Ltd.	2	32
SBI Holdings, Inc.	2	46
SCREEN Holdings Co., Ltd.	1	55
SCSK Corporation	1	18
Secom Co., Ltd.	2	89
Seiko Epson Corporation.	2	26
Sekisui Chemical Co., Ltd.	3	43
Sekisui House, Ltd.	4	89
Seven & I Holdings Co., Ltd.	16	197
SG Holdings Co., Ltd.	2	22
Shimadzu Corporation	2	48
Shimano Inc.	1	77
Shimizu Corporation	2	13
Shin-Etsu Chemical Co., Ltd.	13	510
Shionogi & Co., Ltd.	2	78
Shiseido Company, Limited	3	77
SMC Corporation	—	191
SoftBank Corp.	19	229
SoftBank Group Corp	6	420
Sojitz Corporation	1	36
Sompo Holdings, Inc.	6	135
Sony Group Corporation	8	665
Square Enix Holdings Co., Ltd.	1	24
Subaru Corporation.	4	89
SUMCO Corporation	2	32
Sumitomo Corporation	8	208
Sumitomo Electric Industries, Ltd.	5	81
Sumitomo Metal Mining Co., Ltd.	2	46
Sumitomo Mitsui Financial Group, Inc.	9	583
Sumitomo Mitsui Trust Bank, Limited	5	114
Sumitomo Realty & Development Co., Ltd.	3	94
Suntory Beverage & Food Limited	1	32
Suzuki Motor Corporation	12	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Sysmex Corporation	4	65
T&D Holdings, lnc.	3	54
Taisei Corporation	1	48
Takeda Pharmaceutical Co Ltd	10	272
TDK Corporation	3	160
Terumo Corporation	10	163
The Chiba Bank, Ltd.	5	45
The Kansai Electric Power Company, Incorporated	5	86
TIS Inc.	1	27
TOBU Railway Co., LTD.	1	24
Toho Co., Ltd.	1	29
Tokio Marine Holdings, Inc.	13	493
Tokyo Century Corporation	1	11
Tokyo Electric Power Company Holdings, Inc. (a)	4	19
Tokyo Electron Limited	3	635
Tokyo Gas Co., Ltd.	3	54
Tokyu Corporation	4	41
Tokyu Fudosan Holdings Corporation	5	32
TOPPAN Holdings Inc.	2	61
Toray Industries, Inc.	12	56
Tosoh Corporation	2	29
TOTO Ltd.	1	26
Toyo Suisan Kaisha, Ltd.	1	48
Toyota Industries Corporation	1	85
Toyota Motor Corporation	78	1,612
Toyota Tsusho Corporation	5	94
Trend Micro Incorporated	1	28
Unicharm Corporation	3	80
West Japan Railway Company	3	60
Yakult Honsha Co., Ltd.	2	27
Yamaha Motor Co., Ltd. (b)	6	56
Yamato Holdings Co., Ltd.	2	19
Yaskawa Electric Corporation (b)	2	54
Yokogawa Electric Corporation	2	39
Zensho Holdings Co., Ltd.	1	34
ZOZO, Inc.	1	15
		26,753
United Kingdom 3.7%
3I Group PLC	6	250
Admiral Group PLC	2	58
Anglo American PLC	8	253
Ashtead Group Public Limited Company	3	190
Associated British Foods PLC	2	63
AstraZeneca PLC	10	1,591
Auto Trader Group PLC	6	65
Aviva PLC	18	109
B&M European Value Retail S.A.	6	32
BAE Systems PLC	20	331
Barclays PLC	97	256
Barratt Developments PLC	7	41
BP P.L.C.	111	669
British American Tobacco P.L.C.	14	419
BT Group PLC (b)	38	67
Bunzl Public Limited Company	2	79
Burberry Group PLC	2	21
Centrica PLC	32	55
CNH Industrial N.V.	6	63
Coca-Cola Europacific Partners PLC	1	103
Compass Group PLC	11	311
Convatec Group PLC (c)	11	32
Croda International Public Limited Company	1	47
CVC Capital Partners PLC (a)	3	62
Diageo PLC	15	460
DS Smith PLC	9	49
Entain PLC	5	42
Experian PLC	6	287
Fiat Chrysler Automobiles N.V.	14	280
Flutter Entertainment Public Limited Company (a)	1	191
GSK PLC	27	521
Haleon PLC	41	167
Halma Public Limited Company	3	88
Hargreaves Lansdown PLC	3	38
Hikma Pharmaceuticals Public Limited Company	1	29
Hiscox Ltd.	2	35
Howden Joinery Group PLC	4	45
HSBC Holdings PLC	125	1,082
Imperial Brands PLC	6	154
Informa PLC	8	88
InterContinental Hotels Group PLC	1	107
Intermediate Capital Group PLC	2	55
International Consolidated Airlines Group, S.A. (a)	22	45
Intertek Group Plc	1	70
J Sainsbury PLC	12	37
JD Sports Fashion PLC	11	17
Kingfisher PLC	10	32
Land Securities Group PLC	5	36
Legal & General Group PLC	38	110
Lloyds Banking Group PLC	400	276
London Stock Exchange Group PLC	3	334
M&G PLC	13	32
Melrose Industries PLC	8	56
Mondi PLC	3	59
National Grid PLC	31	348
NatWest Group PLC	40	157
Next PLC	1	88
NMC Health PLC (e)	1	—
Pearson PLC	5	58
Pentair Public Limited Company	1	88
Persimmon Public Limited Company	2	38
Phoenix Group Holdings PLC	6	37
Prudential Public Limited Company	18	162
Reckitt Benckiser Group PLC	5	260
Relx PLC	12	571
Rentokil Initial PLC	16	90
Rightmove PLC	4	30
Rio Tinto PLC	7	449
Rolls-Royce Holdings PLC (a)	56	320
Schroders PLC	5	25
SEGRO Public Limited Company	7	81
Severn Trent PLC	2	46
Shell PLC - Class A	42	1,513
Smith & Nephew PLC	6	77
Smiths Group PLC	2	46
Spirax Group PLC	1	55
SSE PLC	7	166
Standard Chartered PLC	14	125
Taylor Wimpey PLC	26	46
Tesco PLC	46	178
The Berkeley Group Holdings PLC	1	39
The Sage Group PLC.	6	83
Unilever PLC	16	899
United Utilities PLC	5	58
Vodafone Group Public Limited Company	133	118
Weir Group PLC(The)	2	44
Whitbread PLC	1	40
Wise PLC - Class A (a)	5	39
WPP 2012 Limited	7	62
		16,425
Canada 2.8%
Agnico Eagle Mines Limited	3	212
Air Canada (a)	1	18
Alimentation Couche-Tard Inc.	5	279
AltaGas Ltd.	1	33
ARC Resources Ltd.	4	69
Bank of Montreal	5	395
Bank of Nova Scotia, The (b)	8	358
Banque Nationale Du Canada	2	182
Barrick Gold Corporation	12	194
Brookfield Asset Management Ltd. - Class A	2	94
Brookfield Corporation - Class A	8	353
CAE Inc. (a)	2	39
Cameco Corporation	3	138
Canadian Apartment Properties Real Estate Investment Trust	1	16
Canadian Imperial Bank of Commerce (b)	6	289
Canadian National Railway Company	4	415
Canadian Natural Resources Limited	14	502
Canadian Pacific Kansas City Limited	6	480
Canadian Tire Corporation, Limited - Class A	—	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Canadian Utilities Limited - Class A	1	19
CCL Industries Inc. - Class B	1	54
Cenovus Energy Inc.	9	172
CGI Inc. - Class A (a)	1	139
Constellation Software Inc.	—	383
Dollarama Inc.	2	161
Emera Incorporated (c)	2	57
Enbridge Inc.	14	500
Fairfax Financial Holdings Limited	—	164
Finning International Inc.	1	32
FirstService Corporation (b)	—	40
Fortis Inc.	3	124
Franco-Nevada Corporation	1	153
George Weston Limited	—	59
GFL Environmental Inc.	1	56
Great-West Lifeco Inc. (b)	2	53
Groupe WSP Global Inc.	1	132
Hydro One Limited	2	67
iA Societe Financiere Inc.	1	39
IGM Financial Inc.	1	14
Imperial Oil Limited	1	74
Intact Financial Corporation	1	190
Ivanhoe Mines Ltd - Class A (a) (b)	4	55
Keyera Corp. (c)	2	47
Kinross Gold Corporation	8	67
Les Vetements de Sport Gildan Inc. - Class A	1	38
Loblaw Companies Limited	1	116
Lululemon Athletica Inc. (a)	1	222
Lundin Mining Corporation	5	52
Magna International Inc.	2	71
Manulife Financial Corporation	12	318
Metro Inc. - Class A	2	92
Nutrien Ltd. (b)	3	161
Open Text Corporation	2	54
Pembina Pipeline Corporation	4	141
Power Corporation of Canada (b)	4	106
Quebecor Inc. - Class B	1	25
RB Global, Inc.	1	91
Restaurant Brands International Limited Partnership (b)	2	141
Rogers Communications Inc. - Class B	2	89
Royal Bank of Canada	9	991
Saputo Inc.	2	36
Shopify Inc. - Class A (a)	8	523
Stantec Inc.	1	51
Sun Life Financial Inc.	4	191
Suncor Energy Inc.	8	320
TC Energy Corporation (b)	7	252
Teck Resources Limited - Class B	3	142
TELUS Corporation	3	45
TFI International Inc.	1	76
Thomson Reuters Corporation	1	155
TMX Group Limited	2	53
Toronto-Dominion Bank, The	12	650
Tourmaline Oil Corp	2	106
West Fraser Timber Co. Ltd.	—	31
Wheaton Precious Metals Corp.	3	157
		12,453
France 2.6%
Aeroports de Paris	—	27
Airbus SE	4	532
Amundi (c)	—	28
AXA	12	378
Biomerieux SA	—	29
BNP Paribas	7	443
Bollore SE	6	33
Bouygues	1	48
Bureau Veritas (b)	2	57
Capgemini France	1	213
Carrefour (b)	4	50
Compagnie De Saint-Gobain	3	237
Compagnie Generale des Etablissements Michelin	4	173
Credit Agricole SA	8	108
Danone	4	261
Dassault Aviation	—	25
Dassault Systemes	5	173
Edenred	2	70
Eiffage	1	53
Engie	12	167
EssilorLuxottica	2	448
Eurofins Scientific SE (b)	1	45
Getlink S.E.	2	38
Hermes International	—	519
IPSEN	—	30
Kering	—	163
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	653
Legrand	2	170
L'Oreal	2	705
LVMH Moet Hennessy Louis Vuitton	2	1,299
Orange	11	114
Pernod Ricard	1	179
Publicis Groupe SA	2	160
Safran	2	479
Sanofi	8	727
Sartorius Stedim Biotech	—	36
Schneider Electric SE	4	875
Societe d'exploitation Hoteliere	—	42
Societe Generale	5	115
Thales	1	102
TotalEnergies SE	14	962
Veolia Environnement	4	122
VINCI	3	329
Vivendi SE	4	46
		11,463
Switzerland 2.0%
ABB Ltd - Class N	10	578
Alcon AG	3	283
Chocoladefabriken Lindt & Sprungli AG - Class N	—	115
Coca-Cola HBC AG	1	46
Compagnie Financiere Richemont SA	4	556
EMS-Chemie Holding AG	—	39
Galderma Group AG (a)	—	18
Geberit AG - Class N	—	131
Givaudan SA - Class N	—	288
Glencore PLC	64	364
Holcim AG	3	283
Julius Bar Gruppe AG - Class N	1	67
Kuhne & Nagel International AG	—	88
Lonza Group AG	—	253
Nestle S.A. - Class N	17	1,779
Novartis AG - Class N	13	1,437
Partners Group Holding AG	—	178
Roche Holding AG	—	54
Sandoz Group AG	3	96
Schindler Holding AG - Class N	—	37
SGS SA	1	92
Sika AG	1	305
Sonova Holding AG	—	98
Straumann Holding AG - Class N	1	87
Swiss Life Holding AG - Class N	—	138
Swiss Re AG	2	237
Swisscom AG - Class N	—	96
The Swatch Group AG	—	41
The Swatch Group AG - Class N	—	14
UBS Group AG	21	617
Zurich Insurance Group AG - Class N	1	510
		8,925
Germany 1.9%
Adidas AG - Class N	1	245
Allianz SE	3	721
BASF SE - Class N	6	277
Bayer Aktiengesellschaft - Class N	6	163
Bayerische Motoren Werke Aktiengesellschaft	2	182
Beiersdorf Aktiengesellschaft	1	92
Brenntag SE - Class N	1	57
Carl Zeiss Meditec AG	—	16
COMMERZBANK Aktiengesellschaft	6	93
Continental Aktiengesellschaft	1	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Covestro AG (a) (c)	1	72
Daimler Truck Holding AG	3	130
Deutsche Bank Aktiengesellschaft - Class N	13	200
Deutsche Borse Aktiengesellschaft - Class N	1	251
Deutsche Lufthansa Aktiengesellschaft	4	25
Deutsche Post AG - Class N	6	259
Deutsche Telekom AG - Class N	23	573
E.ON SE - Class N	15	199
Evonik Industries AG	1	26
Fresenius SE & Co. KGaA (a)	3	84
Hannover Ruck SE - Class N	—	97
Heidelberg Materials AG	1	92
Henkel AG & Co. KGaA	1	50
Infineon Technologies AG - Class N	9	313
Mercedes-Benz Group AG - Class N	5	366
MERCK Kommanditgesellschaft auf Aktien	1	145
MTU Aero Engines AG - Class N	—	94
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	450
Qiagen N.V. (a)	2	65
Rheinmetall Aktiengesellschaft	—	144
RWE Aktiengesellschaft	5	158
SAP SE	7	1,426
Siemens Aktiengesellschaft - Class N	5	870
Siemens Energy AG (a)	3	91
Siemens Healthineers AG (c)	2	100
Symrise AG	1	96
Talanx Aktiengesellschaft	—	29
Vonovia SE	6	159
		8,451
Australia 1.9%
Amcor Pty Ltd	9	90
Ampol Limited	1	32
ANZ Group Holdings Limited	20	369
Aristocrat Leisure Limited	4	138
ASX Limited	1	50
Atlas Arteria Limited	5	18
Atlassian Corporation - Class A (a)	1	184
Aurizon Holdings Limited	13	31
Australian Pipeline Trust	8	40
BHP Group Limited	33	947
BlueScope Steel Limited	2	32
Brambles Limited	9	86
Cochlear Limited	—	91
Coles Group Limited	9	105
Commonwealth Bank of Australia	11	944
Computershare Limited	4	65
CSL Limited	3	621
DEXUS Funds Management Limited	8	34
Endeavour Group Limited	9	29
Fortescue Ltd	11	149
Goodman Funding Pty Ltd	12	273
GPT Management Holdings Limited	13	35
Insurance Australia Group Limited	16	75
Macquarie Group Limited	3	352
Medibank Private Limited	18	45
Mineral Resources Limited	1	42
Mirvac Limited	25	31
National Australia Bank Limited	21	501
Northern Star Resources Ltd	8	69
Orica Limited	3	34
Origin Energy Limited	10	75
Pilbara Minerals Limited (b)	14	27
Qantas Airways Limited (a)	5	21
QBE Insurance Group Limited	10	111
Ramsay Health Care Limited	1	42
REA Group Ltd (b)	—	49
Reece Limited	2	37
Rio Tinto Limited	3	198
Santos Limited	21	109
Scentre Group Limited	38	78
SEEK Limited	2	33
Seven Group Holdings Limited	1	22
Sonic Healthcare Limited	3	57
South32 Limited	30	74
Stockland Corporation Ltd	16	45
Suncorp Group Limited	9	100
Telstra Corporation Limited	27	66
The Lottery Corporation Limited	16	56
TPG Corporation Limited (b)	3	11
Transurban Holdings Limited	21	172
Treasury Wine Estates Limited	5	43
Vicinity Centres RE Ltd	26	32
Washington H. Soul Pattinson and Company Limited	2	36
Wesfarmers Limited	7	324
Westpac Banking Corporation	23	417
WiseTech Global Limited	1	74
Woodside Energy Group Ltd	13	239
Woolworths Group Limited	8	173
Worley Limited	2	21
		8,254
Netherlands 1.3%
Adyen N.V. (a) (c)	—	236
Aegon Ltd.	10	65
Akzo Nobel N.V.	1	66
ASM International N.V.	—	219
ASML Holding N.V.	3	2,665
DSM-Firmenich AG	1	167
Exor Nederland N.V.	1	65
HAL Trust	—	38
Heineken Holding N.V.	1	65
Heineken N.V.	2	183
ING Groep N.V.	22	371
JDE Peet's N.V.	—	9
Koninklijke Ahold Delhaize N.V.	6	170
Koninklijke KPN N.V.	24	93
Koninklijke Philips N.V.	5	129
NN Group N.V.	2	79
NXP Semiconductors N.V.	2	457
Prosus N.V. - Class N	9	332
STMicroelectronics N.V.	4	173
Wolters Kluwer N.V. - Class C	2	266
		5,848
Denmark 1.0%
A.P. Moller - Maersk A/S - Class A	—	24
A.P. Moller - Maersk A/S - Class B	—	38
Carlsberg A/S - Class B	1	71
Coloplast A/S - Class B	1	111
Danske Bank A/S	4	123
Demant A/S (a) (b)	1	27
DSV A/S	1	170
Genmab A/S (a)	—	102
Novo Nordisk A/S - Class B	22	3,201
Novozymes A/S - Class B	2	147
Orsted A/S (a) (c)	1	67
Pandora A/S	1	84
Tryg A/S	2	49
Vestas Wind Systems A/S (a)	6	148
		4,362
Sweden 0.9%
AB Sagax - Class B	1	29
Aktiebolaget Industrivarden - Class A	1	23
Aktiebolaget Industrivarden - Class C	1	39
Aktiebolaget SKF - Class B	3	51
Aktiebolaget Volvo - Class A	1	38
Aktiebolaget Volvo - Class B	10	244
Alfa Laval AB	2	90
Assa Abloy AB - Class B	7	195
Atlas Copco Aktiebolag - Class A	17	314
Atlas Copco Aktiebolag - Class B	10	157
Axfood AB	1	19
Boliden AB	2	61
Castellum Aktiebolag (a)	3	36
Epiroc Aktiebolag - Class A	4	75
Epiroc Aktiebolag - Class B	3	49
EQT AB (c)	5	143
Essity Aktiebolag (publ) - Class B	4	106
Evolution AB (publ) (c)	1	130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Fastighets AB Balder - Class B (a)	5	31
G&L Beijer Ref AB - Class B (b)	2	32
Getinge AB - Class B	1	25
H & M Hennes & Mauritz AB - Class B (b)	4	56
Hexagon Aktiebolag - Class B	14	155
Holmen Aktiebolag - Class B	—	12
Husqvarna Aktiebolag - Class B	3	23
Indutrade Aktiebolag	2	43
Investment Ab Latour - Class B	1	25
Investor Aktiebolag - Class A	4	105
Investor Aktiebolag - Class B	11	315
L E Lundbergforetagen Aktiebolag (publ) - Series B (b)	1	26
Lifco AB (Publ) - Class B	1	37
NIBE Industrier AB - Class B (b)	12	50
Nordnet AB	1	20
Saab AB - Class B	2	53
Sandvik Aktiebolag	6	130
Securitas AB - Class B	3	34
Skandinaviska Enskilda Banken AB - Class A	10	145
Skanska AB - Class B	2	35
SSAB AB - Class A	4	20
SSAB AB - Class B	2	11
Svenska Cellulosa Aktiebolaget SCA - Class B	4	56
Svenska Handelsbanken AB - Class A	10	93
Swedbank AB - Class A	7	136
Swedish Orphan Biovitrum AB (Publ) (a)	2	41
Tele2 AB - Class B	3	34
Telefonaktiebolaget LM Ericsson - Class B	18	113
Telia Company AB	17	47
Trelleborg AB - Class B	1	53
Volvo Cars AB - Class B (a) (b)	4	13
		3,768
Spain 0.6%
ACS, Actividades de Construccion y Servicios, S.A. (b)	1	65
AENA, S.M.E., S.A. (c)	—	96
Amadeus IT Holding, S.A. (c)	3	185
Banco Bilbao Vizcaya Argentaria, S.A.	37	375
Banco Santander, S.A.	102	474
CaixaBank, S.A.	26	136
Cellnex Telecom, S.A. (c)	4	127
Endesa, S.A. (b)	2	42
Ferrovial SE	3	130
Iberdrola, Sociedad Anonima	38	491
Industria de Diseno Textil, S.A.	7	362
Naturgy Energy Group, S.A. (b)	1	23
Redeia Corporacion SA (b)	2	37
Repsol SA	8	122
Telefonica, S.A.	32	138
		2,803
Italy 0.6%
A2a S.P.A.	11	21
Amplifon S.p.A	1	31
Assicurazioni Generali Societa' Per Azioni	7	174
Banca Mediolanum SpA	2	18
Banco BPM Societa' Per Azioni	9	55
Buzzi S.p.A.	—	17
Davide Campari-Milano N.V.	4	34
DiaSorin S.p.A.	—	16
Enel S.p.A	51	354
Eni S.p.A.	14	211
Ferrari N.V.	1	328
Finecobank Banca Fineco S.P.A.	4	61
Hera S.p.A.	5	18
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	2	23
Intesa Sanpaolo SPA	106	393
Leonardo S.p.A.	3	64
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	4	56
Moncler S.p.A.	1	80
Nexi S.p.A. (a)	4	21
Pirelli & C. S.p.A. (c)	3	18
Poste Italiane - Societa' Per Azioni (c)	3	40
Prysmian S.p.A.	2	120
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	40
Snam S.P.A. (b)	14	61
Telecom Italia S.p.A. (b)	29	7
Terna - Rete Elettrica Nazionale Societa Per Azioni	9	70
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	11	402
		2,733
Hong Kong 0.4%
AIA Group Limited	75	503
Budweiser Brewing Company APAC Limited (c)	13	15
CK Asset Holdings Limited	10	39
CK Hutchison Holdings Limited	18	86
CK Infrastructure Holdings Limited	2	11
CLP Holdings Limited	11	93
ESR Group Limited (b) (c)	10	13
Hang Lung Properties Limited (b)	14	12
Hang Seng Bank, Limited	5	68
Henderson Land Development Company Limited	9	25
HKT Trust	17	19
Hong Kong And China Gas Company Limited -The-	76	58
Hong Kong Exchanges and Clearing Limited	8	244
Jardine Matheson Holdings Limited	1	49
Link Real Estate Investment Trust	18	68
MTR Corporation Limited	11	34
Power Assets Holdings Limited	9	51
Sino Land Company Limited	12	12
Sun Hung Kai Properties Limited	12	108
Swire Pacific Limited - Class A	3	24
Swire Pacific Limited - Class B	10	13
Swire Properties Limited	8	13
Techtronic Industries Company Limited	9	108
WH Group Limited (c)	52	34
Wharf (Holdings) Limited, The (b)	4	11
Wharf Real Estate Investment Company Limited	11	29
		1,740
Singapore 0.3%
Capitaland Ascendas REIT	23	43
Capitaland Group Pte. Ltd.	33	48
Capitaland Investment Limited	17	33
City Developments Limited	4	14
DBS Group Holdings Ltd	14	361
Genting Singapore Limited	41	26
Great Eastern Holdings Limited	1	11
Jardine Cycle & Carriage Limited (b)	—	2
Keppel Ltd.	9	43
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	13	12
Oversea-Chinese Banking Corporation Limited	22	231
Singapore Airlines Limited (b)	9	44
Singapore Exchange Limited	6	42
Singapore Technologies Engineering Ltd	10	33
Singapore Telecommunications Limited	47	96
United Overseas Bank Limited	9	213
Wilmar International Limited	14	32
		1,284
Finland 0.3%
Elisa Oyj	1	45
Fortum Oyj (b)	3	42
Huhtamaki Oyj	1	26
Kesko Oyj - Class A (b)	1	11
Kesko Oyj - Class B	2	33
Kone Corporation - Class B	2	118
Metso Oyj	4	48
Neste Oyj	3	53
Nokia Oyj	34	128
Nordea Bank Abp	21	250
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	29
Sampo Oyj - Class A	3	129
Stora Enso Oyj - Class R	4	55
UPM-Kymmene Oyj	4	126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Wartsila Oyj Abp	3	58
		1,160
Belgium 0.3%
Ackermans	—	26
Ageas SA/NV	1	46
Anheuser-Busch InBev	6	356
argenx SE (a)	—	178
Azelis Group	1	13
Colruyt Group	—	7
D'Ieteren Group	—	29
Elia Group	—	17
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	37
KBC Groep	2	120
Sofina	—	22
Syensqo	—	37
U C B	1	123
Umicore (b)	1	20
Warehouses De Pauw	1	26
		1,057
Norway 0.2%
Aker ASA	—	9
Aker BP ASA	2	52
Autostore Holdings Ltd (a) (c)	2	2
DNB Bank ASA	5	107
Equinor ASA	6	179
Gjensidige Forsikring ASA	1	25
Kongsberg Gruppen ASA	1	50
Mowi ASA	3	43
Norsk Hydro ASA	9	56
Orkla ASA	6	45
SalMar ASA	—	19
Schibsted ASA - Class A	1	25
Schibsted ASA - Class B	—	5
Storebrand ASA	3	32
Telenor ASA	5	52
Var Energi ASA	4	15
Yara International ASA	1	31
		747
Ireland 0.2%
CRH Public Limited Company	4	334
DCC Public Limited Company	1	47
Kerry Group Public Limited Company - Class A	1	88
Kingspan Group Public Limited Company	1	86
Smurfit Kappa Funding Designated Activity Company	1	66
		621
Argentina 0.1%
MercadoLibre, Inc. (a)	—	537
Israel 0.1%
Azrieli Group Ltd.	—	14
Bank Hapoalim Ltd	9	75
Bank Leumi Le-Israel B.M.	10	80
Elbit Systems Ltd.	—	18
ICL Group Ltd	5	22
Israel Discount Bank Limited	10	48
Mizrahi Tefahot Bank Ltd	1	31
Nice Ltd (a)	—	66
Teva Pharmaceutical Industries Ltd (a)	8	123
		477
Poland 0.1%
Allegro.eu (a) (c)	4	39
Bank Polska Kasa Opieki - Spolka Akcyjna	1	49
Dino Polska Spolka Akcyjna (a) (c)	—	31
ING Bank Slaski Spolka Akcyjna	—	17
KGHM Polska Miedz Spolka Akcyjna	1	44
LPP Spolka Akcyjna	—	34
Orlen S A	4	66
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	86
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	46
Santander Bank Polska Spolka Akcyjna	—	29
		441
Austria 0.1%
Andritz AG (b)	—	30
BAWAG Group AG (c)	—	30
Erste Group Bank AG	2	96
EVN AG	—	12
OMV Aktiengesellschaft	1	42
Raiffeisen Bank International AG	1	15
Telekom Austria Aktiengesellschaft	1	9
Verbund AG (b)	—	32
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	12
voestalpine AG	1	20
		298
New Zealand 0.1%
Auckland International Airport Limited	9	41
Contact Energy Limited	5	28
Fisher & Paykel Healthcare Corporation Limited	4	65
Mercury NZ Limited	4	18
Meridian Energy Limited	9	36
Spark New Zealand Limited	14	35
		223
Portugal 0.1%
EDP Renovaveis, S.A. (b)	2	24
EDP, S.A.	20	74
Galp Energia, SGPS, S.A.	3	58
Jeronimo Martins, SGPS, S.A.	2	36
		192
South Korea 0.0%
Coupang, Inc. - Class A (a)	8	168
Luxembourg 0.0%
ArcelorMittal	3	72
Tenaris S.A.	2	37
		109
Macau 0.0%
Galaxy Entertainment Group Limited	14	65
Sands China Ltd. (a)	16	33
		98
Mexico 0.0%
Fresnillo PLC	1	8
Southern Copper Corporation	1	65
		73
Zambia 0.0%
First Quantum Minerals Ltd	5	64
Chile 0.0%
Antofagasta PLC	2	52
China 0.0%
Wuxi Biologics Cayman Inc (a) (c)	23	34
Russian Federation 0.0%
Evraz PLC (a) (c) (e)	3	—
Total Common Stocks (cost $249,741)		432,467
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	70
Roche Holding AG	5	1,265
Schindler Holding AG	—	69
		1,404
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	31
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	53
Henkel AG & Co. KGaA (f)	1	97
Sartorius Aktiengesellschaft	—	39
Volkswagen Aktiengesellschaft (f)	1	155
		375
Italy 0.0%
Telecom Italia S.p.A.	80	21
Total Preferred Stocks (cost $1,847)		1,800

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.21% (d) (g)	4,376	4,376
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (d) (g)	292	292
Total Short Term Investments (cost $4,668)		4,668
Total Investments 99.7% (cost $256,256)		438,935
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net 0.3%		1,181
Total Net Assets 100.0%		440,097

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,852	20,530	20,006	94	—	—	4,376	1.0
JNL Government Money Market Fund, 5.31% - Class SL	635	5,977	6,320	11	—	—	292	—
The Bank of New York Mellon Corporation	261	—	—	4	—	39	300	0.1
	4,748	26,507	26,326	109	—	39	4,968	1.1

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	02/28/19	339	236	0.1
AENA, S.M.E., S.A.	09/22/17	89	96	—
Allegro.eu	06/18/21	54	39	—
Amadeus IT Holding, S.A.	09/22/17	182	185	0.1
Amundi	11/30/17	38	28	—
Autostore Holdings Ltd	12/17/21	7	2	—
BAWAG Group AG	04/23/21	24	30	—
Budweiser Brewing Company APAC Limited	10/15/19	48	15	—
Cellnex Telecom, S.A.	05/28/19	166	127	—
Convatec Group PLC	04/23/21	31	32	—
Covestro AG	09/22/17	116	72	—
Dino Polska Spolka Akcyjna	06/18/21	22	31	—
Emera Incorporated	09/22/17	70	57	—
EQT AB	05/29/20	128	143	0.1
ESR Group Limited	03/22/22	32	13	—
Evolution AB (publ)	05/29/20	96	130	—
Evraz PLC	05/28/19	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	23	—
Keyera Corp.	09/22/17	54	47	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	12	—
Orsted A/S	09/22/17	71	67	—
Pirelli & C. S.p.A.	04/23/21	18	18	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	40	—
Siemens Healthineers AG	06/18/21	98	100	—
TE Connectivity Ltd.	09/22/17	171	303	0.1
WH Group Limited	09/22/17	43	34	—
Wuxi Biologics Cayman Inc	12/17/21	243	34	—
		2,235	1,914	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	11	September 2024	EUR	542	(2)	—
FTSE 100 Index	3	September 2024	GBP	247	—	(1)
S&P 500 Index	14	September 2024		3,855	(17)	9
S&P/ASX 200 Index	1	September 2024	AUD	195	1	(1)
S&P/TSX 60 Index	1	September 2024	CAD	260	(1)	2
TOPIX Index	2	September 2024	JPY	55,556	3	4
					(16)	13

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/18/24	AUD	7	5	—
CAD/USD	UBS	09/18/24	CAD	202	148	1
EUR/USD	SCB	09/18/24	EUR	506	544	1
JPY/USD	BCL	09/18/24	JPY	36,736	231	(5)
USD/GBP	BCL	09/18/24	GBP	(27)	(35)	—
					893	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	325,177	107,290	—	432,467
Preferred Stocks	—	1,800	—	1,800
Warrants	—	—	—	—
Short Term Investments	4,668	—	—	4,668
	329,845	109,090	—	438,935
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
Open Forward Foreign Currency Contracts	—	2	—	2
	15	2	—	17
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	(2)	(5)	—	(7)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.6%
Financials 18.3%
American International Group, Inc.	228	16,919
Assurant, Inc.	98	16,349
Cboe Global Markets, Inc.	46	7,903
Columbia Banking System, Inc.	392	7,806
Corebridge Financial, Inc.	527	15,347
Discover Financial Services	95	12,386
East West Bancorp, Inc.	192	14,051
Equitable Holdings, Inc.	329	13,441
Evercore Inc. - Class A	93	19,363
Everest Group, Ltd.	31	11,763
Fidelity National Information Services, Inc.	192	14,503
Global Payments Inc.	107	10,347
Hanover Insurance Group Inc, The	74	9,261
Hartford Financial Services Group, Inc. , The	304	30,605
Lincoln National Corporation	332	10,309
M&T Bank Corporation	132	19,988
Northern Trust Corporation	198	16,653
Prosperity Bancshares, Inc.	132	8,049
Raymond James Financial, Inc.	174	21,551
Regions Financial Corporation	700	14,037
SLM Corporation	723	15,030
TPG Inc. - Class A	309	12,791
Voya Financial, Inc.	203	14,471
Willis Towers Watson Public Limited Company	69	18,142
		351,065
Industrials 18.3%
AGCO Corporation	121	11,871
Alaska Air Group, Inc. (a)	142	5,723
Allegion Public Limited Company	104	12,302
Avis Budget Group, Inc.	53	5,562
Builders FirstSource, Inc. (a)	60	8,321
Delta Air Lines, Inc.	297	14,098
Dun & Bradstreet Holdings, Inc.	878	8,130
GE Vernova Inc. (a)	42	7,182
GFL Environmental Inc.	331	12,873
Howmet Aerospace Inc.	186	14,456
ITT Inc.	95	12,228
J.B. Hunt Transport Services, Inc.	61	9,686
Jacobs Solutions Inc.	92	12,786
Johnson Controls International Public Limited Company	210	13,973
KBR, Inc.	271	17,406
Knight-Swift Transportation Holdings Inc. - Class A	162	8,099
L3Harris Technologies, Inc.	65	14,538
Leidos Holdings, Inc.	134	19,536
Masco Corporation	189	12,620
Norfolk Southern Corporation	54	11,520
Otis Worldwide Corporation	103	9,943
PACCAR Inc	91	9,320
Pentair Public Limited Company	165	12,682
Quanta Services, Inc.	52	13,306
Regal Rexnord Corporation	99	13,323
Sensata Technologies Holding PLC	245	9,151
Stanley Black & Decker, Inc.	132	10,520
TransUnion	152	11,288
Westinghouse Air Brake Technologies Corporation	119	18,816
XPO, Inc. (a)	91	9,624
		350,883
Materials 10.1%
Ashland Inc.	160	15,133
Avery Dennison Corporation	62	13,554
Berry Global Group, Inc.	236	13,869
Corteva, Inc.	327	17,615
Crown Holdings, Inc.	136	10,095
Dow Inc.	164	8,696
DuPont de Nemours, Inc.	227	18,289
Eastman Chemical Company	199	19,456
Graphic Packaging Holding Company	748	19,608
International Flavors & Fragrances Inc.	139	13,278
International Paper Company	195	8,410
Legacy Vulcan Corp.	51	12,555
United States Steel Corporation	276	10,429
WestRock Company	234	11,783
		192,770
Consumer Discretionary 9.5%
Aptiv PLC (a)	172	12,088
Aramark	439	14,947
Brunswick Corporation	161	11,710
Darden Restaurants, Inc.	62	9,419
Hyatt Hotels Corporation - Class A	87	13,181
International Game Technology PLC	478	9,785
LKQ Corporation	487	20,265
Mattel, Inc. (a)	568	9,228
Mohawk Industries, Inc. (a)	68	7,733
Newell Brands Inc.	771	4,941
PVH Corp.	127	13,401
Ross Stores, Inc.	95	13,826
Skechers U.S.A., Inc. - Class A (a)	241	16,627
Toll Brothers, Inc.	155	17,878
Viking Holdings Ltd (a)	183	6,227
		181,256
Health Care 7.7%
Agilent Technologies, Inc.	132	17,115
Biogen Inc. (a)	38	8,807
Cencora, Inc.	106	23,969
Humana Inc.	25	9,173
Icon Public Limited Company (a)	44	13,828
Labcorp Holdings Inc.	42	8,600
Organon & Co.	344	7,111
Revvity, Inc.	82	8,591
Steris Public Limited Company	56	12,305
Teleflex Incorporated	38	8,011
Universal Health Services, Inc. - Class B	112	20,644
Zimmer Biomet Holdings, Inc.	89	9,700
		147,854
Utilities 7.6%
Alliant Energy Corporation	289	14,688
Atmos Energy Corporation	83	9,726
CenterPoint Energy, Inc.	420	13,026
CMS Energy Corporation	270	16,063
Edison International	144	10,349
PG&E Corporation	1,428	24,928
Pinnacle West Capital Corporation	170	13,013
Public Service Enterprise Group Incorporated	255	18,794
Sempra	181	13,767
The AES Corporation	659	11,581
		145,935
Information Technology 7.4%
Check Point Software Technologies Ltd (a)	65	10,651
Corning Incorporated	392	15,237
Flex Ltd. (a)	631	18,610
Marvell Technology, Inc.	154	10,746
Motorola Solutions, Inc.	46	17,821
NXP Semiconductors N.V.	69	18,503
On Semiconductor Corporation (a)	156	10,660
Skyworks Solutions, Inc.	93	9,886
TE Connectivity Ltd. (b)	93	13,956
Zebra Technologies Corporation - Class A (a)	50	15,578
		141,648
Real Estate 7.0%
Brixmor Property Group Inc.	594	13,722
Essex Property Trust, Inc.	51	13,998
Extra Space Storage Inc.	127	19,731
Host Hotels & Resorts, Inc.	577	10,367
Jones Lang LaSalle Incorporated (a)	53	10,815
Mid-America Apartment Communities, Inc.	94	13,411
STAG Industrial, Inc.	259	9,353
Sun Communities, Inc.	115	13,808
VICI Properties Inc.	552	15,805
W.P. Carey Inc.	240	13,215
		134,225
Energy 6.4%
Chesapeake Energy Corporation	175	14,404

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Diamondback Energy, Inc.	126	25,162
Halliburton Company	274	9,248
Permian Resources Corporation - Class A	886	14,307
Plains GP Holdings, L.P. - Class A (a)	655	12,335
Targa Resources Corp.	176	22,616
TechnipFMC PLC	342	8,933
Valero Energy Corporation	101	15,888
		122,893
Consumer Staples 5.5%
Albertsons Companies, Inc. - Class A	446	8,810
BJ's Wholesale Club Holdings, Inc. (a)	133	11,718
Coca-Cola Europacific Partners PLC	194	14,162
Dollar General Corporation	76	10,076
General Mills, Inc.	125	7,902
Ingredion Incorporated	132	15,154
Kenvue Inc.	733	13,330
The Hershey Company	40	7,383
US Foods Holding Corp. (a)	308	16,302
		104,837
Communication Services 0.8%
Electronic Arts Inc.	103	14,285
Total Common Stocks (cost $1,502,928)		1,887,651
PREFERRED STOCKS 0.5%
Consumer Staples 0.5%
Henkel AG & Co. KGaA (c)	100	8,957
Total Preferred Stocks (cost $8,850)		8,957
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	15,601	15,601
Total Short Term Investments (cost $15,601)		15,601
Total Investments 99.9% (cost $1,527,379)		1,912,209
Other Assets and Liabilities, Net 0.1%		1,759
Total Net Assets 100.0%		1,913,968

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	24,710	154,694	163,803	542	—	—	15,601	0.8
JNL Government Money Market Fund, 5.31% - Class SL	—	—	—	3	—	—	—	—
	24,710	154,694	163,803	545	—	—	15,601	0.8

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/12/17	9,573	13,956	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,887,651	—	—	1,887,651
Preferred Stocks	—	8,957	—	8,957
Short Term Investments	15,601	—	—	15,601
	1,903,252	8,957	—	1,912,209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.5%
Financials 85.0%
3I Group PLC	16	637
Alaris Royalty Corp. (a)	5	61
Antin Infrastructure Partners (b)	11	135
Ares Management Corporation - Class A	4	522
Blackstone Inc. - Class A	12	1,455
Blue Owl Capital Inc. - Class A	23	407
Bridgepoint Group PLC (a)	102	285
Chrysalis Investments Limited (c)	1	1
Compass Diversified Holdings	12	256
Creades AB (publ) - Class A	8	55
Deutsche Beteiligungs AG	3	72
EQT AB (a)	15	440
Eurazeo	4	295
GCM Grosvenor Inc. - Class A	9	86
Gimv	4	210
Hamilton Lane Incorporated - Class A	3	414
Integral Corporation	2	68
Intermediate Capital Group PLC	19	532
IP Group PLC	237	125
JAFCO Group Co., Ltd.	12	138
Kinnevik AB - Class B (c)	25	207
KKR & Co. Inc. - Class A	13	1,370
MA Financial Group Limited	29	87
Molten Ventures PLC (c)	29	134
Mutares SE & Co. KGaA	4	134
ONEX Corporation	6	383
Partners Group Holding AG	1	779
Patria Investments Ltd - Class A	11	138
Polar Capital Holdings PLC	11	77
Ratos AB - Class B	49	168
SBI Holdings, Inc.	15	375
StepStone Group Inc. - Class A	6	292
T. Rowe Price Group, Inc.	4	409
The Carlyle Group, Inc.	14	567
TPG Inc. - Class A	6	253
Vinci Partners Investimentos Ltda - Class A	6	61
VNV Global AB (publ) (c)	24	60
Wendel	3	264
		11,952
Industrials 5.2%
Ackermans	2	329
Investment Ab Latour - Class B	12	319
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa	3	79
		727
Real Estate 2.1%
DigitalBridge Group, Inc. - Class A	21	290
Communication Services 1.1%
Stagwell, Inc. - Class A (c)	23	160
Health Care 0.8%
Puretech Health PLC (c)	49	113
Consumer Discretionary 0.3%
BEENOS Inc.	2	37
Total Common Stocks (cost $11,196)		13,279
INVESTMENT COMPANIES 5.1%
3I Infrastructure PLC	29	117
Caledonia Investments PLC	1	26
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	26	161
ICG Enterprise Trust PLC	4	63
NB Private Equity Partners Limited	3	53
Oakley Capital Investments Limited	11	68
Pantheon International PLC	17	66
Princess Private Equity Holding Limited	5	61
RIT Capital Partners PLC	2	56
Syncona Limited	31	42
Total Investment Companies (cost $709)		714
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	12	12
Total Short Term Investments (cost $12)		12
Total Investments 99.7% (cost $11,917)		14,005
Other Assets and Liabilities, Net 0.3%		46
Total Net Assets 100.0%		14,051

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	4	1,049	1,041	1	—	—	12	0.1
JNL Government Money Market Fund, 5.31% - Class SL	344	770	1,114	7	—	—	—	—
	348	1,819	2,155	8	—	—	12	0.1

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	12/15/23	65	61	0.5
Bridgepoint Group PLC	03/17/23	281	285	2.0
EQT AB	03/17/23	364	440	3.1
		710	786	5.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	6,674	5,278	—	11,952
Industrials	—	727	—	727
Real Estate	290	—	—	290
Communication Services	160	—	—	160
Health Care	—	113	—	113
Consumer Discretionary	—	37	—	37
Investment Companies	—	714	—	714
Short Term Investments	12	—	—	12
	7,136	6,869	—	14,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 99.0%
Consumer Discretionary 22.0%
Asbury Automotive Group, Inc. (a)	8	1,746
Bath & Body Works, Inc.	42	1,621
Best Buy Co., Inc.	11	893
BorgWarner Inc.	24	786
Brunswick Corporation	21	1,555
CarMax, Inc. (a)	22	1,643
Carnival Corporation (a)	97	1,823
DoorDash, Inc. - Class A (a)	13	1,454
eBay Inc.	17	915
Expedia Group, Inc. (a)	13	1,571
Gentex Corporation	24	816
Hasbro, Inc.	31	1,824
Las Vegas Sands Corp.	17	752
Lear Corporation	6	711
Lithia Motors, Inc. - Class A	6	1,495
Mattel, Inc. (a)	93	1,511
Norwegian Cruise Line Holdings Ltd. (a)	85	1,602
Tapestry, Inc.	38	1,614
Wyndham Hotels & Resorts, Inc.	22	1,658
Wynn Resorts, Limited	18	1,619
		27,609
Industrials 15.9%
Allegion Public Limited Company	14	1,610
Allison Systems, Inc.	11	853
Chart Industries, Inc. (a)	12	1,748
Dayforce, Inc. (a)	12	615
Equifax Inc.	3	830
Fortive Corporation	21	1,586
Fortune Brands Innovations, Inc.	12	799
Huntington Ingalls Industries, Inc.	3	845
Johnson Controls International Public Limited Company	14	938
Lyft, Inc. - Class A (a)	100	1,411
Masco Corporation	12	807
MSC Industrial Direct Co., Inc. - Class A	10	777
Rockwell Automation, Inc.	3	877
Sensata Technologies Holding PLC	21	787
SS&C Technologies Holdings, Inc.	27	1,702
TransUnion	21	1,569
Trinet Group, Inc.	15	1,471
WESCO International, Inc.	5	743
		19,968
Information Technology 11.8%
Autodesk, Inc. (a)	4	926
Cloudflare, Inc. - Class A (a)	11	917
Cognizant Technology Solutions Corporation - Class A	24	1,603
Corning Incorporated	25	979
F5, Inc. (a)	5	855
Littelfuse, Inc.	7	1,716
Microchip Technology Incorporated	10	905
On Semiconductor Corporation (a)	10	714
Skyworks Solutions, Inc.	7	777
Smartsheet Inc. - Class A (a)	17	766
Teradyne, Inc.	8	1,110
Tyler Technologies, Inc. (a)	2	1,015
Workday, Inc. - Class A (a)	4	885
Zebra Technologies Corporation - Class A (a)	3	931
Zoom Video Communications, Inc. - Class A (a)	13	762
		14,861
Financials 10.8%
Block, Inc. - Class A (a)	13	833
Capital One Financial Corporation	12	1,707
Comerica Incorporated	17	876
Discover Financial Services	14	1,800
Global Payments Inc.	16	1,525
Interactive Brokers Group, Inc. - Class A	8	972
LPL Financial Holdings Inc.	3	836
M&T Bank Corporation	6	952
SEI Investments Company	13	825
The Carlyle Group, Inc.	21	830
The Western Union Company	128	1,562
Truist Financial Corporation	23	881
		13,599
Health Care 8.8%
Agilent Technologies, Inc.	6	733
Baxter International Inc.	20	672
Centene Corporation (a)	24	1,580
Charles River Laboratories International, Inc. (a)	4	806
Ionis Pharmaceuticals, Inc. (a)	17	822
IQVIA Holdings Inc (a)	4	812
Labcorp Holdings Inc.	4	865
Quest Diagnostics Incorporated	7	931
ResMed Inc.	4	758
Revvity, Inc.	7	778
Veeva Systems Inc. - Class A (a)	8	1,443
Zimmer Biomet Holdings, Inc.	7	780
		10,980
Materials 8.6%
Celanese Corporation - Class A	6	784
Corteva, Inc.	16	867
Dow Inc.	30	1,594
DuPont de Nemours, Inc.	23	1,821
Eastman Chemical Company	18	1,713
International Flavors & Fragrances Inc.	9	821
LyondellBasell Industries N.V. - Class A	17	1,670
Scotts Miracle-Gro Company, The	12	804
Sealed Air Corporation	22	756
		10,830
Communication Services 7.3%
Electronic Arts Inc.	6	850
Live Nation Entertainment, Inc. (a)	18	1,703
Omnicom Group Inc.	19	1,711
Pinterest, Inc. - Class A (a)	23	1,016
Roblox Corporation - Class A (a)	20	735
Sirius XM Holdings Inc. (b)	216	610
Take-Two Interactive Software, Inc. (a)	6	916
The Interpublic Group of Companies, Inc.	28	800
Warner Music Group Corp. - Class A	27	836
		9,177
Utilities 7.0%
Alliant Energy Corporation	18	906
Edison International	13	928
Entergy Corporation	9	921
Evergy, Inc.	16	832
FirstEnergy Corp.	23	898
NiSource Inc.	62	1,787
Portland General Electric Company	20	844
WEC Energy Group Inc.	21	1,659
		8,775
Energy 3.5%
Devon Energy Corporation	18	845
Equitrans Midstream Corporation	76	988
Hess Corporation	6	844
HF Sinclair Corporation	32	1,715
		4,392
Consumer Staples 2.0%
Boston Beer Company, Inc., The - Class A (a)	3	945
Lamb Weston Holdings, Inc.	8	708
The Kroger Co.	17	871
		2,524
Real Estate 1.3%
Crown Castle Inc.	8	818
Jones Lang LaSalle Incorporated (a)	4	839
		1,657
Total Common Stocks (cost $126,470)		124,372
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	797	797

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	647	647
Total Short Term Investments (cost $1,444)		1,444
Total Investments 100.2% (cost $127,914)		125,816
Other Assets and Liabilities, Net (0.2)%		(245)
Total Net Assets 100.0%		125,571

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	127,588	126,791	40	—	—	797	0.6
JNL Government Money Market Fund, 5.31% - Class SL	—	890	243	—	—	—	647	0.5
	—	128,478	127,034	40	—	—	1,444	1.1

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	24	September 2024	244	—	4
S&P 500 Index	4	September 2024	110	(1)	—
S&P Midcap 400 Index	20	September 2024	593	1	(1)
				—	3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	124,372	—	—	124,372
Short Term Investments	1,444	—	—	1,444
	125,816	—	—	125,816
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.4%
Information Technology 33.3%
Accenture Public Limited Company - Class A	12	3,619
Adobe Inc. (a)	9	4,737
Advanced Micro Devices, Inc. (a)	31	4,963
Akamai Technologies, Inc. (a)	3	258
Applied Materials, Inc.	16	3,710
Cadence Design Systems, Inc. (a)	5	1,583
CDW Corp.	3	575
Cisco Systems, Inc.	76	3,630
Dell Technologies Inc. - Class C	5	688
Flex Ltd. (a)	8	226
Hewlett Packard Enterprise Company	25	527
HP, Inc.	19	650
International Business Machines Corporation	17	3,019
Jabil Inc.	2	243
Juniper Networks, Inc.	6	237
Keysight Technologies, Inc. (a)	3	457
Lam Research Corporation	2	2,653
Microsoft Corporation	103	45,910
Motorola Solutions, Inc.	3	1,224
NVIDIA Corporation	392	48,432
Oracle Corporation	30	4,286
Palo Alto Networks, Inc. (a)	6	2,081
Qualcomm Incorporated	21	4,225
Salesforce, Inc.	18	4,594
Seagate Technology Holdings Public Limited Company	4	393
Synopsys, Inc. (a)	3	1,738
TD SYNNEX Corporation	1	103
TE Connectivity Ltd. (b)	6	872
Trimble Inc. (a)	5	254
Twilio Inc. - Class A (a)	3	182
Western Digital Corporation (a)	6	463
Zebra Technologies Corporation - Class A (a)	1	300
		146,832
Financials 14.4%
AFLAC Incorporated	10	871
Allstate Corporation, The	5	789
American Express Company	11	2,517
Ameriprise Financial, Inc.	2	802
AON Public Limited Company - Class A	4	1,203
Arch Capital Group Ltd. (a)	7	717
Ares Management Corporation - Class A	3	465
Arthur J. Gallagher & Co.	4	1,067
Berkshire Hathaway Inc. - Class B (a)	34	13,924
BlackRock, Inc.	3	2,222
Brown & Brown, Inc.	5	411
Capital One Financial Corporation	7	1,008
CME Group Inc. - Class A	7	1,349
Discover Financial Services	5	622
Equitable Holdings, Inc.	6	229
Everest Group, Ltd.	1	311
FactSet Research Systems Inc.	1	295
Fifth Third Bancorp	13	477
Franklin Resources, Inc.	6	124
Global Payments Inc.	5	462
Hartford Financial Services Group, Inc. , The	6	567
Huntington Bancshares Incorporated	27	362
Intercontinental Exchange, Inc.	11	1,483
KeyCorp	17	247
KKR & Co. Inc. - Class A	13	1,320
Marsh & Mclennan Companies, Inc.	9	1,976
MetLife, Inc.	11	799
Moody's Corporation	3	1,265
Morgan Stanley	24	2,321
MSCI Inc. - Class A	1	722
Nasdaq, Inc.	7	438
PayPal Holdings, Inc. (a)	20	1,159
Principal Financial Group, Inc.	4	350
Prudential Financial, Inc.	7	800
Regions Financial Corporation	18	353
Reinsurance Group of America, Incorporated	1	261
S&P Global Inc.	6	2,653
State Street Corporation	6	433
Synchrony Financial	7	355
T. Rowe Price Group, Inc.	4	495
The Bank of New York Mellon Corporation (c)	14	858
The Carlyle Group, Inc.	4	165
The PNC Financial Services Group, Inc.	7	1,168
The Progressive Corporation	11	2,311
Tradeweb Markets Inc. - Class A	2	232
Travelers Companies, Inc. , The	4	874
Truist Financial Corporation	25	988
Unum Group	4	183
Visa Inc. - Class A	30	7,854
W. R. Berkley Corporation	4	301
Willis Towers Watson Public Limited Company	2	517
		63,675
Health Care 12.1%
Agilent Technologies, Inc.	5	715
Align Technology, Inc. (a)	1	346
Amgen Inc.	10	3,177
Avantor, Inc. (a)	13	274
Biogen Inc. (a)	3	632
BioMarin Pharmaceutical Inc. (a)	4	305
Bio-Techne Corporation	3	210
Bristol-Myers Squibb Company	38	1,599
Bruker Corporation	2	120
Cardinal Health, Inc.	5	458
Cencora, Inc.	3	738
Centene Corporation (a)	10	679
Charles River Laboratories International, Inc. (a)	1	202
CVS Health Corporation	24	1,412
Danaher Corporation	13	3,200
DaVita Inc. (a)	1	130
Edwards Lifesciences Corporation (a)	12	1,065
Elevance Health, Inc.	4	2,389
Gilead Sciences, Inc.	24	1,631
Humana Inc.	2	847
IDEXX Laboratories, Inc. (a)	2	760
Intuitive Surgical, Inc. (a)	7	2,983
IQVIA Holdings Inc (a)	3	730
Labcorp Holdings Inc.	2	325
McKesson Corporation	2	1,446
Medpace Holdings, Inc. (a)	—	195
Medtronic, Inc.	25	1,969
Merck & Co., Inc.	48	5,963
Mettler-Toledo International Inc. (a)	—	574
Moderna, Inc. (a)	6	752
Pfizer Inc.	108	3,013
Quest Diagnostics Incorporated	2	292
Regeneron Pharmaceuticals, Inc. (a)	2	2,105
ResMed Inc.	3	527
Revvity, Inc.	2	250
The Cigna Group	5	1,773
The Cooper Companies, Inc.	4	329
Thermo Fisher Scientific Inc.	7	4,013
Veeva Systems Inc. - Class A (a)	3	508
Vertex Pharmaceuticals Incorporated (a)	5	2,293
Waters Corporation (a)	1	324
West Pharmaceutical Services, Inc.	1	459
Zoetis Inc. - Class A	9	1,510
		53,222
Consumer Discretionary 9.5%
Airbnb, Inc. - Class A (a)	8	1,220
Aptiv PLC (a)	5	359
AutoZone, Inc. (a)	—	981
Best Buy Co., Inc.	4	313
Booking Holdings Inc.	1	2,551
Burlington Stores, Inc. (a)	1	296
CarMax, Inc. (a)	3	222
Carnival Corporation (a)	19	356
Chipotle Mexican Grill, Inc. (a)	26	1,616
D.R. Horton, Inc.	6	824
Darden Restaurants, Inc.	2	344
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Deckers Outdoor Corporation (a)	—	481
Dick's Sporting Goods, Inc.	1	233
DoorDash, Inc. - Class A (a)	6	631
eBay Inc.	10	512
Expedia Group, Inc. (a)	2	311
Floor & Decor Holdings, Inc. - Class A (a)	2	196
Genuine Parts Company	3	365
Hilton Worldwide Holdings Inc.	5	1,015
Home Depot, Inc. , The	19	6,487
Las Vegas Sands Corp.	8	342
Lennar Corporation - Class A	5	685
Lennar Corporation - Class B	—	26
LKQ Corporation	5	213
Lowe`s Companies, Inc.	11	2,405
Lululemon Athletica Inc. (a)	2	628
Marriott International, Inc. - Class A	5	1,110
McDonald's Corporation	14	3,499
MercadoLibre, Inc. (a)	1	1,522
NIKE, Inc. - Class B	22	1,673
NVR, Inc. (a)	—	433
O'Reilly Automotive, Inc. (a)	1	1,170
Penske Automotive Group, Inc.	—	52
Pool Corporation	1	221
PulteGroup, Inc.	4	444
Ross Stores, Inc.	6	914
Royal Caribbean Cruises Ltd. (a)	4	712
Service Corporation International	3	202
Starbucks Corporation	22	1,683
TJX Companies, Inc., The	22	2,371
TopBuild Corp. (a)	1	229
Tractor Supply Company	2	551
Ulta Beauty, Inc. (a)	1	346
Williams-Sonoma, Inc.	1	325
Yum! Brands, Inc.	5	713
		41,782
Industrials 8.7%
Allegion Public Limited Company	2	183
AMETEK, Inc.	4	740
Automatic Data Processing, Inc.	8	1,859
Booz Allen Hamilton Holding Corporation - Class A	2	373
Carlisle Companies Incorporated	1	366
Carrier Global Corporation	16	1,012
Cintas Corporation	2	1,168
CNH Industrial N.V.	17	177
Copart, Inc. (a)	16	892
Core & Main, Inc. - Class A (a)	3	167
CSX Corporation	37	1,247
Cummins Inc.	3	719
Deere & Company	5	1,800
Delta Air Lines, Inc.	12	578
Eaton Corporation Public Limited Company	8	2,376
Emerson Electric Co.	11	1,197
Equifax Inc.	1	272
Expeditors International of Washington, Inc. - Class A	3	341
Fastenal Company	11	680
FedEx Corporation	4	1,291
Ferguson Holdings Limited	4	745
Hubbell Incorporated	1	368
Illinois Tool Works Inc.	6	1,339
Ingersoll Rand Inc.	8	701
J.B. Hunt Transport Services, Inc.	2	251
Johnson Controls International Public Limited Company	13	857
Lennox International Inc.	1	327
Lincoln Electric Holdings, Inc.	1	203
Masco Corporation	4	283
Norfolk Southern Corporation	4	924
Nvent Electric Public Limited Company	3	236
Old Dominion Freight Line, Inc.	4	637
Otis Worldwide Corporation	8	747
Owens Corning	2	296
Paychex, Inc.	6	726
Regal Rexnord Corporation	1	169
Republic Services, Inc.	4	755
Rockwell Automation, Inc.	2	595
Rollins, Inc.	6	274
Saia, Inc. (a)	—	237
Tetra Tech, Inc.	1	204
Trane Technologies Public Limited Company	4	1,419
TransUnion	4	265
U-Haul Holding Company (a)	—	7
Union Pacific Corporation	12	2,612
United Parcel Service, Inc. - Class B	14	1,900
United Rentals, Inc.	1	823
Verisk Analytics, Inc.	3	733
Waste Management, Inc.	7	1,493
Watsco, Inc.	1	308
Xylem Inc.	5	622
		38,494
Communication Services 5.4%
AT&T Inc.	136	2,599
Comcast Corporation - Class A	75	2,919
Electronic Arts Inc.	5	647
Former Charter Communications Parent, Inc. - Class A (a)	2	556
Fox Corporation - Class A	4	155
Fox Corporation - Class B	2	79
Liberty Media Corporation - Series A (a)	—	22
Liberty Media Corporation - Series C (a)	4	281
Netflix, Inc. (a)	8	5,528
News Corporation - Class A	7	190
News Corporation - Class B	2	60
Omnicom Group Inc.	4	327
Pinterest, Inc. - Class A (a)	11	496
Roblox Corporation - Class A (a)	10	367
Sirius XM Holdings Inc. (d)	13	36
Snap Inc. - Class A (a)	21	343
Take-Two Interactive Software, Inc. (a)	3	463
The Interpublic Group of Companies, Inc.	7	207
T-Mobile US, Inc.	7	1,324
Verizon Communications Inc.	80	3,299
Walt Disney Company, The	35	3,454
Warner Bros. Discovery, Inc. - Series A (a)	42	314
		23,666
Consumer Staples 4.8%
Brown-Forman Corporation - Class A	1	44
Brown-Forman Corporation - Class B	5	236
Campbell Soup Company	4	175
Church & Dwight Co., Inc.	5	481
Colgate-Palmolive Company	16	1,515
Constellation Brands, Inc. - Class A	3	792
Costco Wholesale Corporation	8	7,170
Dollar General Corporation	4	552
Dollar Tree, Inc. (a)	4	428
General Mills, Inc.	11	689
Kenvue Inc.	33	604
Molson Coors Beverage Company - Class B	3	177
PepsiCo, Inc.	26	4,310
Performance Food Group Company (a)	3	197
Sysco Corporation	10	683
Target Corporation	9	1,298
The Clorox Company	2	328
The Hershey Company	3	508
The Kroger Co.	13	650
US Foods Holding Corp. (a)	5	240
Walgreens Boots Alliance, Inc.	14	166
		21,243
Real Estate 4.1%
Alexandria Real Estate Equities, Inc.	3	342
American Homes 4 Rent - Class A	6	231
American Tower Corporation	9	1,728
AvalonBay Communities, Inc.	3	551
Boston Properties, Inc.	3	182
Camden Property Trust	2	230
CBRE Group, Inc. - Class A (a)	6	521
CoStar Group, Inc. (a)	8	570
Crown Castle Inc.	8	795
Digital Realty Trust, Inc.	6	933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Equinix, Inc.	2	1,371
Equity Lifestyle Properties, Inc.	3	223
Equity Residential	6	449
Essex Property Trust, Inc.	1	333
Extra Space Storage Inc.	4	622
Gaming and Leisure Properties, Inc.	5	220
Healthpeak OP, LLC	13	257
Host Hotels & Resorts, Inc.	13	231
Invitation Homes Inc.	11	386
Iron Mountain Incorporated	6	495
Mid-America Apartment Communities, Inc.	2	318
ProLogis Inc.	18	1,978
Public Storage Operating Company	3	862
Realty Income Corporation	16	869
Regency Centers Corporation	3	195
SBA Communications Corporation - Class A	2	405
Simon Property Group, Inc.	6	884
Sun Communities, Inc.	2	281
UDR, Inc.	6	231
Ventas, Inc.	8	392
VICI Properties Inc.	20	564
W.P. Carey Inc.	4	228
Weyerhaeuser Company	14	389
		18,266
Materials 2.9%
Air Products and Chemicals, Inc.	4	1,096
Albemarle Corporation	2	211
Amcor Pty Ltd	28	278
Avery Dennison Corporation	1	332
Ball Corporation	6	359
CRH Public Limited Company	13	984
Crown Holdings, Inc.	2	169
Dow Inc.	13	704
Eastman Chemical Company	2	216
Ecolab Inc.	5	1,149
International Flavors & Fragrances Inc.	5	465
Linde Public Limited Company	9	3,995
LyondellBasell Industries N.V. - Class A	5	466
Newmont Corporation	22	910
Packaging Corporation of America	2	308
PPG Industries, Inc.	4	560
Reliance, Inc.	1	308
WestRock Company	5	245
		12,755
Energy 2.4%
Baker Hughes Company - Class A	19	668
Cheniere Energy, Inc.	4	761
Halliburton Company	17	573
Hess Corporation	5	777
Kinder Morgan, Inc.	37	740
Marathon Petroleum Corporation	7	1,162
ONEOK, Inc.	11	910
Phillips 66	8	1,134
Schlumberger Limited	27	1,285
Targa Resources Corp.	4	536
Texas Pacific Land Corporation (d)	—	274
Valero Energy Corporation	6	978
Williams Companies, Inc., The	23	977
		10,775
Utilities 1.8%
Alliant Energy Corporation	5	248
American Water Works Company, Inc.	4	476
AVANGRID, Inc.	1	52
CMS Energy Corporation	6	347
Consolidated Edison, Inc.	6	580
Essential Utilities, Inc.	5	172
Eversource Energy	7	377
Exelon Corporation	19	653
NextEra Energy, Inc.	39	2,759
NiSource Inc.	9	247
Public Service Enterprise Group Incorporated	10	702
Sempra	12	904
XCEL Energy Inc.	11	570
		8,087
Total Common Stocks (cost $373,772)		438,797
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (c) (e)	3,305	3,305
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (e)	289	289
Total Short Term Investments (cost $3,594)		3,594
Total Investments 100.2% (cost $377,366)		442,391
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net (0.2)%		(850)
Total Net Assets 100.0%		441,530

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of June 30, 2024.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,200	79,321	77,216	70	—	—	3,305	0.7
JNL Government Money Market Fund, 5.31% - Class SL	83	2,893	2,687	4	—	—	289	0.1
The Bank of New York Mellon Corporation	631	185	59	11	11	90	858	0.2
	1,914	82,399	79,962	85	11	90	4,452	1.0

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/25/20	823	872	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	9	September 2024	2,481	(11)	4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	438,797	—	—	438,797
Short Term Investments	3,594	—	—	3,594
	442,391	—	—	442,391
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.4%
Industrials 21.2%
Allegion Public Limited Company	265	31,287
Boeing Company, The (a)	91	16,543
C.H. Robinson Worldwide, Inc.	230	20,255
Emerson Electric Co.	153	16,857
Equifax Inc.	127	30,912
Honeywell International Inc.	83	17,770
Huntington Ingalls Industries, Inc.	68	16,811
Lockheed Martin Corporation	39	18,039
Masco Corporation	241	16,047
Northrop Grumman Corporation	39	16,945
Rockwell Automation, Inc.	63	17,434
RTX Corporation	340	34,108
TransUnion	419	31,074
		284,082
Health Care 20.1%
Agilent Technologies, Inc.	237	30,770
Biogen Inc. (a)	75	17,320
Bio-Rad Laboratories, Inc. - Class A (a)	59	16,007
Bristol-Myers Squibb Company	707	29,365
Gilead Sciences, Inc.	489	33,527
Medtronic, Inc.	193	15,227
Pfizer Inc.	1,219	34,113
Thermo Fisher Scientific Inc.	29	15,949
Veeva Systems Inc. - Class A (a)	161	29,554
Waters Corporation (a)	55	16,005
Zimmer Biomet Holdings, Inc.	289	31,331
		269,168
Information Technology 18.5%
Adobe Inc. (a)	67	37,149
Autodesk, Inc. (a)	137	33,942
Fortinet, Inc. (a)	503	30,338
Keysight Technologies, Inc. (a)	120	16,440
Microchip Technology Incorporated	187	17,124
Microsoft Corporation	41	18,109
Roper Technologies, Inc.	31	17,251
Salesforce, Inc.	70	18,103
Teradyne, Inc.	151	22,386
Tyler Technologies, Inc. (a)	40	20,028
Workday, Inc. - Class A (a)	79	17,597
		248,467
Consumer Staples 14.9%
Altria Group, Inc.	767	34,948
Brown-Forman Corporation - Class B	387	16,712
Campbell Soup Company	774	34,992
Kenvue Inc.	1,797	32,664
PepsiCo, Inc.	103	16,931
Philip Morris International Inc.	184	18,684
The Clorox Company	127	17,303
The Estee Lauder Companies Inc. - Class A	263	28,027
		200,261
Consumer Discretionary 7.9%
Amazon.com, Inc. (a)	96	18,530
ETSY, Inc. (a)	513	30,248
NIKE, Inc. - Class B	351	26,478
Starbucks Corporation	392	30,480
		105,736
Financials 6.1%
MarketAxess Holdings Inc.	160	32,135
The Charles Schwab Corporation	243	17,943
U.S. Bancorp	800	31,758
		81,836
Communication Services 5.4%
Alphabet Inc. - Class A	126	22,870
Comcast Corporation - Class A	838	32,816
Walt Disney Company, The	165	16,355
		72,041
Materials 5.3%
Corteva, Inc.	625	33,726
International Flavors & Fragrances Inc.	388	36,922
		70,648
Total Common Stocks (cost $1,308,156)		1,332,239
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	6,634	6,634
Total Short Term Investments (cost $6,634)		6,634
Total Investments 99.9% (cost $1,314,790)		1,338,873
Other Derivative Instruments (0.0)%		(39)
Other Assets and Liabilities, Net 0.1%		1,750
Total Net Assets 100.0%		1,340,584

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	8,536	141,867	143,769	135	—	—	6,634	0.5
JNL Government Money Market Fund, 5.31% - Class SL	—	7,197	7,197	2	—	—	—	—
The Bank of New York Mellon Corporation	17,687	811	20,798	285	4,816	(2,516)	—	—
	26,223	149,875	171,764	422	4,816	(2,516)	6,634	0.5

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	34	September 2024	9,379	(39)	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,332,239	—	—	1,332,239
Short Term Investments	6,634	—	—	6,634
	1,338,873	—	—	1,338,873
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
	8	—	—	8

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 55.9%
Financials 28.6%
American Express Company
6.27%, (SOFR + 0.93%), 03/04/25 (a)	664	666
Bank of America Corporation
4.00%, 01/22/25	174	172
3.09%, 10/01/25	205	204
6.68%, (SOFR + 1.33%), 04/02/26 (a)	290	292
Capital One Financial Corporation
3.30%, 10/30/24	270	268
3.20%, 02/05/25	642	634
Caterpillar Financial Services Corporation
5.86%, (SOFR + 0.52%), 05/14/27 (a)	860	861
Citigroup Inc.
6.86%, (SOFR + 1.53%), 03/17/26 (a)	853	859
Credit Suisse AG
4.75%, 08/09/24	140	140
3.63%, 09/09/24	155	154
General Motors Financial Company, Inc.
1.20%, 10/15/24	224	221
Goldman Sachs Group Inc, The
5.70%, 11/01/24	661	661
John Deere Capital Corporation
5.55%, (SOFR + 0.20%), 10/11/24 (a)	628	628
JPMorgan Chase & Co.
6.26%, (SOFR + 0.92%), 02/24/26 (a)	4	4
6.23%, (SOFR + 0.89%), 04/22/27 (a)	800	803
Morgan Stanley
6.29%, (SOFR + 0.95%), 02/18/26 (a)	671	676
Morgan Stanley Bank, National Association
6.13%, (SOFR + 0.78%), 07/16/25 (a)	35	35
National Rural Utilities Cooperative Finance Corporation
5.68%, (SOFR + 0.33%), 10/18/24 (a)	508	507
Nordea Bank Abp
6.07%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PepsiCo Singapore Financing I Pte. Ltd.
5.90%, 02/16/27 (a)	225	226
Protective Life Global Funding
6.32%, (SOFR + 0.98%), 03/28/25 (a) (b)	378	380
Royal Bank of Canada
5.79%, (SOFR + 0.44%), 01/21/25 (a) (c)	423	422
State Street Corporation
2.35%, 11/01/25	435	430
The Bank of New York Mellon Corporation
5.54%, (SOFR + 0.20%), 10/25/24 (a)	798	796
U.S. Bancorp
2.40%, 07/30/24	452	451
Wells Fargo Bank, National Association
6.40%, (SOFR + 1.07%), 12/11/26 (a)	840	846
		11,604
Health Care 7.3%
Amgen Inc.
5.25%, 03/02/25	533	532
Baxter International Inc.
5.78%, (SOFR + 0.44%), 11/29/24 (a)	397	397
Bristol-Myers Squibb Company
2.90%, 07/26/24	413	412
5.83%, 02/20/26 (a)	264	265
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	515	511
Roche Holdings, Inc.
5.89%, (SOFR + 0.56%), 03/10/25 (a) (b)	313	314
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	560	553
		2,984
Consumer Discretionary 5.1%
Home Depot, Inc. , The
5.65%, (SOFR + 0.33%), 12/24/25 (a)	625	625
Lowe`s Companies, Inc.
4.00%, 04/15/25	530	523
Mercedes-Benz Finance North America LLC
6.28%, (SOFR + 0.93%), 03/30/25 (a) (b)	295	296
Volkswagen Group of America, Inc.
6.16%, (SOFR + 0.83%), 03/20/26 (a) (b)	605	607
		2,051
Information Technology 3.8%
Analog Devices, Inc.
5.60%, (SOFR + 0.25%), 10/01/24 (a)	589	589
Intel Corporation
3.40%, 03/25/25	391	385
Oracle Corporation
3.40%, 07/08/24	384	384
2.95%, 11/15/24	185	183
		1,541
Energy 3.3%
Enterprise Products Operating LLC
3.75%, 02/15/25	434	429
Exxon Mobil Corporation
2.71%, 03/06/25	466	458
Spectra Energy Partners, LP
3.50%, 03/15/25	449	442
		1,329
Communication Services 2.5%
Sky Limited
3.75%, 09/16/24 (b)	407	405
T-Mobile USA, Inc.
3.50%, 04/15/25	345	339
Verizon Communications Inc.
3.50%, 11/01/24	286	284
		1,028
Real Estate 2.4%
Simon Property Group, L.P.
2.00%, 09/13/24	978	971
Consumer Staples 1.6%
PepsiCo, Inc.
5.74%, (SOFR + 0.40%), 02/13/26 (a)	384	384
Philip Morris International Inc.
5.13%, 11/15/24	251	251
		635
Utilities 1.3%
Georgia Power Company
6.09%, 05/08/25 (a)	147	148
NextEra Energy Capital Holdings, Inc.
6.10%, 01/29/26 (a)	384	384
		532
Total Corporate Bonds And Notes (cost $22,659)		22,675
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.9%
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	150	150
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	100	100
Bank of America Auto Trust 2023-1
Series 2023-A2-1A, 5.83%, 05/15/26	485	485
BMW Vehicle Lease Trust 2023-2
Series 2023-A2-2, 5.95%, 01/27/25	312	312
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	294	294
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	204	204
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	274	269
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	134	134
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 09/15/25	317	317
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 5.73%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	122	122
Daimler Trucks Retail Trust 2024-1
Series 2024-A2-1, 5.60%, 04/15/26	288	288
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	241	241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	214	214
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	103	103
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	236	236
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	256	256
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	746	747
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	535	536
Hyundai Auto Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.20%, 07/15/24	41	41
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	455	454
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	207	207
Mercedes-Benz Auto Receivables Trust 2022-1
Series 2022-A2-1, 5.26%, 10/15/25	57	57
Nissan Auto Lease Trust 2023-B
Series 2023-A2A-B, 5.74%, 11/15/24	492	492
SBNA Auto Lease Trust 2024-A
Series 2024-A2-A, 5.45%, 05/20/25	355	355
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	544	545
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	449	450
Verizon Master Trust
Series 2024-A1B-4, 0.00%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 5.91%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	307
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	118	118
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,081)		8,084
SHORT TERM INVESTMENTS 15.8%
U.S. Treasury Bill 11.0%
Treasury, United States Department of
5.32%, 08/01/24	1,500	1,493
5.31%, 09/26/24	3,000	2,962
		4,455
Investment Companies 4.8%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	1,951	1,951
Total Short Term Investments (cost $6,406)		6,406
Total Investments 91.6% (cost $37,146)		37,165
Other Derivative Instruments 1.6%		662
Other Assets and Liabilities, Net 6.8%		2,763
Total Net Assets 100.0%		40,590

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $2,270 and 5.6% of the Fund.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	12,749	74,451	85,249	260	—	—	1,951	4.8

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	23	November 2024	1,418	204	49
Brent Crude	54	September 2024	4,170	(15)	339
Cattle Feeder	1	August 2024	127	(1)	3
Cocoa	3	September 2024	266	14	(34)
Coffee C	22	September 2024	1,922	4	(51)
Copper	22	September 2024	2,278	24	137
Corn	59	December 2024	1,375	(38)	(134)
Cotton No. 2	19	December 2024	786	(18)	(95)
Crude Oil, WTI	48	November 2024	3,648	(12)	144
Gasoline, RBOB	27	November 2024	2,357	(19)	166
Gold, 100 Oz.	29	August 2024	6,777	9	8
KC HRW Wheat	37	December 2024	1,208	(15)	(92)
Lead	18	September 2024	1,005	(3)	(2)
Lean Hogs	38	October 2024	1,335	15	(184)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Live Cattle	22	September 2024	1,521	(9)	111
Low Sulfur Gasoil	8	November 2024	609	(4)	14
Natural Gas	62	November 2024	1,875	(37)	35
New York Harbor ULSD	6	March 2025	596	(4)	42
Nickel	12	November 2024	1,295	54	(39)
Platinum	12	October 2024	609	5	—
Silver	8	September 2024	1,223	12	(41)
Soybean	51	November 2024	2,955	(2)	(140)
Soybean Meal	55	December 2024	1,956	(17)	(110)
Soybean Oil	39	December 2024	1,038	5	(13)
Sugar No. 11	39	December 2024	916	4	(30)
Wheat	13	December 2024	407	(3)	(19)
Zinc	20	September 2024	1,274	371	194
				524	258

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	22,675	—	22,675
Non-U.S. Government Agency Asset-Backed Securities	—	8,084	—	8,084
Short Term Investments	1,951	4,455	—	6,406
	1,951	35,214	—	37,165
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,242	—	—	1,242
	1,242	—	—	1,242
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(984)	—	—	(984)
	(984)	—	—	(984)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 41.5%
Financials 21.5%
American Express Company
6.27%, (SOFR + 0.93%), 03/04/25 (a)	400	401
Bank of America Corporation
4.00%, 01/22/25	754	747
3.09%, 10/01/25	215	214
Capital One Financial Corporation
3.30%, 10/30/24	200	198
3.20%, 02/05/25	808	798
Caterpillar Financial Services Corporation
5.86%, (SOFR + 0.52%), 05/14/27 (a)	715	716
Citigroup Inc.
6.86%, (SOFR + 1.53%), 03/17/26 (a)	950	957
Credit Suisse AG
4.75%, 08/09/24	390	389
General Motors Financial Company, Inc.
1.20%, 10/15/24	160	158
Goldman Sachs Group Inc, The
5.70%, 11/01/24	1,295	1,295
John Deere Capital Corporation
5.55%, (SOFR + 0.20%), 10/11/24 (a)	685	685
JPMorgan Chase & Co.
6.26%, (SOFR + 0.92%), 02/24/26 (a)	60	61
6.23%, (SOFR + 0.89%), 04/22/27 (a)	895	899
Morgan Stanley
6.29%, (SOFR + 0.95%), 02/18/26 (a)	950	957
Morgan Stanley Bank, National Association
6.13%, (SOFR + 0.78%), 07/16/25 (a)	40	40
Nordea Bank Abp
6.07%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PepsiCo Singapore Financing I Pte. Ltd.
5.90%, 02/16/27 (a)	530	531
PNC Bank, National Association
2.95%, 02/23/25	500	493
State Street Corporation
2.35%, 11/01/25	650	642
The Bank of New York Mellon Corporation
2.10%, 10/24/24	180	178
5.54%, (SOFR + 0.20%), 10/25/24 (a)	205	205
Truist Financial Corporation
2.50%, 08/01/24	95	95
U.S. Bancorp
2.40%, 07/30/24	895	892
Wells Fargo Bank, National Association
6.40%, (SOFR + 1.07%), 12/11/26 (a)	945	952
		12,774
Health Care 5.3%
AbbVie Inc.
2.60%, 11/21/24	900	890
Amgen Inc.
5.25%, 03/02/25	776	774
Bristol-Myers Squibb Company
2.90%, 07/26/24	175	175
5.83%, 02/20/26 (a)	180	180
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	580	576
Roche Holdings, Inc.
5.89%, (SOFR + 0.56%), 03/10/25 (a) (b)	200	200
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	365	360
		3,155
Consumer Discretionary 3.0%
Home Depot, Inc. , The
5.65%, (SOFR + 0.33%), 12/24/25 (a)	695	695
Lowe`s Companies, Inc.
4.00%, 04/15/25	552	545
Volkswagen Group of America, Inc.
6.16%, (SOFR + 0.83%), 03/20/26 (a) (b)	550	551
		1,791
Information Technology 2.8%
Analog Devices, Inc.
5.60%, (SOFR + 0.25%), 10/01/24 (a)	355	355
Intel Corporation
3.40%, 03/25/25	399	393
Oracle Corporation
2.95%, 11/15/24	935	925
		1,673
Communication Services 2.8%
Fox Corporation
3.05%, 04/07/25	460	451
T-Mobile USA, Inc.
3.50%, 04/15/25	495	486
Verizon Communications Inc.
3.38%, 02/15/25	740	730
		1,667
Energy 2.4%
Enterprise Products Operating LLC
3.75%, 02/15/25	495	489
Exxon Mobil Corporation
2.71%, 03/06/25	485	476
Spectra Energy Partners, LP
3.50%, 03/15/25	467	460
		1,425
Utilities 1.8%
Georgia Power Company
6.09%, 05/08/25 (a)	150	151
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (c)	500	501
6.10%, 01/29/26 (a)	405	406
		1,058
Real Estate 1.5%
Simon Property Group, L.P.
2.00%, 09/13/24	750	744
3.38%, 10/01/24	145	144
		888
Consumer Staples 0.4%
Philip Morris International Inc.
5.13%, 11/15/24	275	275
Total Corporate Bonds And Notes (cost $24,701)		24,706
INVESTMENT COMPANIES 2.9%
iShares Bitcoin Trust	51	1,725
Total Investment Companies (cost $1,927)		1,725
SHORT TERM INVESTMENTS 65.3%
U.S. Treasury Bill 42.6%
Treasury, United States Department of
5.28%, 07/16/24	2,500	2,495
5.32%, 08/01/24	11,500	11,448
5.32%, 08/27/24	11,500	11,404
		25,347
Investment Companies 22.7%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	13,498	13,498
Total Short Term Investments (cost $38,846)		38,845
Total Investments 109.7% (cost $65,474)		65,276
Other Derivative Instruments 0.3%		169
Other Assets and Liabilities, Net (10.0)%		(5,958)
Total Net Assets 100.0%		59,487

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $1,022 and 1.7% of the Fund.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	6,335	73,535	66,372	206	—	—	13,498	22.7

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	230	August 2024	53,861	69	(50)
Palladium	15	September 2024	1,435	75	32
Platinum	28	October 2024	1,411	11	8
Silver	9	September 2024	1,367	14	(37)
				169	(47)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	24,706	—	24,706
Investment Companies	1,725	—	—	1,725
Short Term Investments	13,498	25,347	—	38,845
	15,223	50,053	—	65,276
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	40	—	—	40
	40	—	—	40
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(87)	—	—	(87)
	(87)	—	—	(87)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.8%
Mortgage-Backed Securities 46.7%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/51 - 04/01/52	5,800	4,745
3.00%, 12/01/51 - 06/01/52	5,057	4,323
3.50%, 04/01/52 - 09/01/52	6,730	5,961
4.00%, 04/01/52 - 06/01/53	14,217	13,030
4.50%, 06/01/52 - 12/01/52	17,034	16,083
5.00%, 10/01/52 - 07/01/53	16,820	16,281
5.50%, 11/01/52 - 06/01/54	14,053	13,878
6.00%, 01/01/53 - 06/01/54	12,185	12,237
6.50%, 07/01/53 - 03/01/54	2,008	2,046
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 05/01/52	9,504	8,126
3.50%, 05/01/51 - 05/01/53	17,140	15,210
2.50%, 08/01/51 - 09/01/52	18,288	15,021
4.00%, 05/01/52 - 12/01/53	17,433	15,968
4.50%, 07/01/52 - 01/01/53	13,483	12,728
5.00%, 08/01/52 - 08/01/53	22,430	21,714
5.50%, 12/01/52 - 06/01/54	26,330	26,010
6.00%, 01/01/53 - 05/01/54	13,663	13,732
6.50%, 12/01/53 - 03/01/54	1,392	1,417
TBA, 2.50%, 07/15/54 (a)	20,920	17,086
TBA, 4.50%, 07/15/54 (a)	7,770	7,324
TBA, 5.00%, 07/15/54 (a)	5,990	5,789
TBA, 5.50%, 07/15/54 (a)	22,650	22,339
TBA, 6.00%, 07/15/54 (a)	11,700	11,733
Government National Mortgage Association
5.00%, 11/20/52 - 09/20/53	4,021	3,914
5.50%, 06/20/53 - 07/20/53	2,517	2,498
6.00%, 06/20/53 - 06/20/54	5,415	5,441
TBA, 5.00%, 07/15/54 (a)	6,510	6,338
TBA, 5.50%, 07/15/54 (a)	4,740	4,703
TBA, 6.00%, 07/15/54 (a)	14,495	14,557
		320,232
Collateralized Mortgage Obligations 8.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 7.24%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,218
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 6.99%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	1,273	1,281
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.84%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	1,500	1,576
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.84%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,214
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,844
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.94%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	357
Series 2022-1B1-R08, REMIC, 10.94%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,362
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 9.09%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,633
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 8.69%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,018
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,037
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	506
Series 2022-M2-DNA1, REMIC, 7.84%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	914
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,475
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	274
Series 2021-B1-DNA6, REMIC, 8.74%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,535
Series 2021-M2-DNA7, REMIC, 7.14%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	864
Series 2022-M2-DNA2, REMIC, 9.09%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,988
Series 2022-M2-HQA1, REMIC, 10.59%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,662
Series 2022-M1B-DNA3, REMIC, 8.24%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	953
Series 2022-M2-DNA3, REMIC, 9.69%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,995
Series 2022-M1B-DNA5, REMIC, 9.84%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,371
Series 2022-M1B-HQA3, REMIC, 8.89%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,539
Series 2022-M1B-DNA6, REMIC, 9.04%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,478
Series 2024-M2-DNA1, REMIC, 7.29%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	600
Series 2024-M2-HQA1, REMIC, 7.34%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,620
Interest Only, Series SA-4456, REMIC, 0.70%, (6.04% - (SOFR 30-Day Average * 1)), 03/15/45 (b)	900	87
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,818	364
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	1,857	330
Interest Only, Series C24-418, 4.00%, 08/01/43	2,277	397
Series 2017-2M2-C06, REMIC, 8.25%, (SOFR 30-Day Average + 2.91%), 02/25/30 (b)	2,255	2,332
Series 2017-1M2-C07, REMIC, 7.85%, (SOFR 30-Day Average + 2.51%), 05/28/30 (b)	332	341
Series 2018-1M2-C05, REMIC, 7.80%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	1,705	1,750
Interest Only, Series 2018-ST-18, REMIC, 0.65%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,759	169
Interest Only, Series 2016-HS-31, REMIC, 0.55%, (5.89% - (SOFR 30-Day Average * 1)), 06/25/46 (b)	1,220	114
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,261	587
Government National Mortgage Association
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,607	1,209
Series 2020-AB-107, REMIC, 1.00%, 07/20/50	1,991	1,499
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	1,663	1,251
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,119	610
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,934	545
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,364	629
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,442	1,176
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,458	1,154
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,381	343
		56,201
Sovereign 3.9%
Angola, Government of
8.00%, 11/26/29 (c)	335	300
9.38%, 05/08/48 (c)	1,065	887
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (c) (d) (e)	1,145	329
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	6,210	1,554
6.90%, 08/12/37, PEN	2,601	653
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (c) (f)	285	181
3.50%, 07/31/35 (c) (f)	360	180
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	449
5.40%, 03/30/50 (c)	255	222
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	58,226	2,784
3.50%, 02/12/34	1,130	919
4.40%, 02/12/52	1,130	818
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	286
3.75%, 01/21/55 (c)	335	234
Government of the Sultanate of Oman
7.00%, 01/25/51 (c)	470	493
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	5,481,400	1,070
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	286
4.00%, 02/14/51 (c)	360	246
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	305
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	494
Presidencia da Republica
10.00%, 01/01/25 - 01/01/35, BRL	14,508	2,332
Presidencia de la Republica de Chile
4.70%, 09/01/30, CLP	40,000	39
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	106
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	325
6.85%, 01/27/45 (c)	400	397
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (e) (g)	1,719	275
Romania, Government of
4.85%, 07/25/29, RON	3,895	772
8.25%, 09/29/32, RON	6,075	1,417
4.00%, 02/14/51 (g)	712	487
Sandor-Palota
6.75%, 10/22/28, HUF	33,600	91
3.25%, 10/22/31, HUF	573,560	1,248
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,889	952
8.25%, 03/31/32, ZAR	3,472	167
8.50%, 01/31/37, ZAR	3,050	132
5.65%, 09/27/47	505	381
5.75%, 09/30/49	280	211
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	705	520
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	64
6.50%, 02/15/31, IDR	24,969,000	1,480
7.00%, 02/15/33, IDR	7,626,000	465
4.63%, 04/15/43 (c)	495	445
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,827	488
6.00%, 10/25/33, PLN	4,134	1,052
		26,782
Total Government And Agency Obligations (cost $412,444)		403,215
CORPORATE BONDS AND NOTES 30.1%
Financials 12.4%
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (h)	1,200	975
Acrisure, LLC
8.50%, 06/15/29 (c)	85	86
7.50%, 11/06/30 (c)	90	90
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,660	1,427
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	115	113
6.75%, 04/15/28 (c)	185	185
7.00%, 01/15/31 (c)	30	30
Ally Financial Inc.
4.70%, (100, 05/15/28) (i)	241	193
American Express Company
3.55%, (100, 09/15/26) (i)	185	172
5.63%, 07/28/34	735	736
AmWINS Group, Inc.
6.38%, 02/15/29 (c)	40	40
4.88%, 06/30/29 (c)	105	98
AON North America, Inc.
5.75%, 03/01/54	1,175	1,149
AssuredPartners, Inc.
7.50%, 02/15/32 (c)	110	110
Australia and New Zealand Banking Group Limited
5.67%, 10/03/25	765	769
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	50	51
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (h) (i)	200	199
Banco Do Brasil SA
8.75%(10 Year Treasury + 4.40%), (b) (g) (i) (j)	550	560
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	189
Bank of America Corporation
4.30%, (100, 01/28/25) (i)	102	100
4.38%, (100, 01/27/27) (i)	1,530	1,448
6.10%, (100, 03/17/25) (i)	575	574
6.25%, (100, 09/05/24) (i)	162	162
2.97%, 02/04/33	785	664
5.47%, 01/23/35	980	978
Bank of Nova Scotia, The
5.35%, 12/07/26 (h)	1,145	1,144
Banque Federative du Credit Mutuel
5.09%, 01/23/27 (c)	1,335	1,327
Barclays PLC
4.38%, (100, 03/15/28) (h) (i)	710	597
8.00%, (100, 03/15/29) (h) (i)	880	894
9.63%, (100, 12/15/29) (h) (i)	645	699
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (g)	157	180
10.50%, 05/15/28 (c)	240	258
Block, Inc.
6.50%, 05/15/32 (c)	185	188
BNP Paribas
4.50%, (100, 02/25/30) (c) (h) (i)	155	123
4.63%, (100, 01/12/27) (c) (i)	1,540	1,330
7.38%, (100, 08/19/25) (c) (h) (i)	117	117
9.25%, (100, 11/17/27) (c) (h) (i)	135	143
BPCE
7.00%, 10/19/34 (c)	410	438
5.94%, 05/30/35 (c) (h)	555	552
3.65%, 01/14/37 (c)	955	791
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	140	131
Capital One Financial Corporation
3.95%, (100, 09/01/26) (i)	2,497	2,297
5.70%, 02/01/30 (j)	150	151
6.38%, 06/08/34	335	344
Citigroup Inc.
3.88%, (100, 02/18/26) (i)	1,081	1,025
4.00%, (100, 12/10/25) (i)	75	72
4.15%, (100, 11/15/26) (i)	935	873
4.70%, (100, 01/30/25) (i)	105	103
5.00%, (100, 09/12/24) (i)	138	137
7.13%, (100, 08/15/29) (i)	580	580
7.38%, (100, 05/15/28) (i)	225	231
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (i)	215	193
8.57%(3 Month Term SOFR + 3.26%), (b) (i)	275	270
8.72%, (3 Month Term SOFR + 3.42%), (100, 07/06/24) (b) (i)	368	363
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (g) (i)	200	198

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
5.50%, 09/12/25	1,420	1,424
Corebridge Financial, Inc.
5.75%, 01/15/34	730	735
4.35%, 04/05/42	670	552
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (g) (i)	575	567
Fifth Third Bancorp
8.60%(3 Month Term SOFR + 3.29%), (b) (i)	547	540
5.63%, 01/29/32	290	287
4.34%, 04/25/33	710	647
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	685	688
Goldman Sachs Group Inc, The
3.65%, (100, 08/10/26) (i)	195	182
3.80%, (100, 05/10/26) (i)	185	175
4.13%, (100, 11/10/26) (i)	260	243
4.95%, (100, 02/10/25) (i)	225	222
7.50%, (100, 05/10/29) (i)	995	1,024
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	333
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	160	167
HSBC Holdings PLC
4.00%, (100, 03/09/26) (h) (i)	450	421
4.70%, (100, 03/09/31) (h) (i)	410	348
8.00%, (100, 03/07/28) (i) (j)	295	309
HUB International Limited
7.25%, 06/15/30 (c)	325	333
7.38%, 01/31/32 (c)	40	41
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (i)	383	349
5.63%, (100, 07/15/30) (i)	134	129
8.47%, (3 Month Term SOFR + 3.14%), (100, 07/15/24) (b) (i)	504	500
5.71%, 02/02/35	585	576
ING Groep N.V.
3.88%, (100, 05/16/27) (h) (i)	1,045	882
5.75%, (100, 11/16/26) (h) (i)	846	813
Intesa Sanpaolo SPA
8.25%, 11/21/33 (c)	1,045	1,153
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (i)	65	62
4.60%, (100, 02/01/25) (i)	87	86
8.17%, (3 Month Term SOFR + 2.84%), (100, 08/01/24) (b) (i)	159	160
2.18%, 06/01/28	1,475	1,354
3.33%, 04/22/52	740	520
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	654
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (h) (i)	210	210
8.00%, (100, 09/27/29) (h) (i)	640	654
5.68%, 01/05/35 (h)	1,420	1,409
M&T Bank Corporation
3.50%, (100, 09/01/26) (i)	1,095	912
Metropolitan Life Global Funding I
0.95%, 07/02/25 (c)	475	454
5.00%, 01/06/26 (c)	675	673
Mizuho Financial Group, Inc.
1.55%, 07/09/27	380	352
Morgan Stanley
5.25%, 04/21/34	1,225	1,205
5.47%, 01/18/35	340	339
5.83%, 04/19/35	550	563
5.95%, 01/19/38	545	542
NatWest Group PLC
4.60%, (100, 06/28/31) (h) (i)	935	739
6.00%, (100, 12/29/25) (h) (i)	205	201
3.03%, 11/28/35 (h)	3,060	2,538
New York Life Global Funding
0.85%, 01/15/26 (c)	845	791
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (h) (i)	1,015	846
1.50%, 09/30/26 (c)	835	766
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	125	126
Principal Life Global Funding II
1.50%, 11/17/26 (c)	1,020	936
Progroup AG
5.38%, 04/15/31, EUR (g)	200	212
Protective Life Global Funding
1.30%, 09/20/26 (c)	150	137
Royal Bank of Canada
4.95%, 04/25/25 (h)	975	970
Santander UK Group Holdings PLC
6.83%, 11/21/26 (h)	1,010	1,024
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (g) (h) (i)	800	785
Societe Generale
6.07%, 01/19/35 (c)	425	421
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	100	101
State Street Corporation
1.75%, 02/06/26	865	844
2.90%, 03/30/26	515	504
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	365	346
3.01%, 10/19/26	340	323
Svenska Handelsbanken AB
5.25%, 06/15/26 (c)	1,385	1,386
The Bank of New York Mellon Corporation
3.75%, (100, 12/20/26) (i)	2,655	2,452
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (i)	2,542	2,245
5.00%, (100, 06/01/27) (i)	405	387
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (i)	1,990	1,786
5.00%, (100, 11/01/26) (i)	30	29
6.25%, (100, 03/15/30) (i)	465	453
6.88%, 10/20/34	590	642
Toronto-Dominion Bank, The
3.77%, 06/06/25 (h)	675	664
Truist Financial Corporation
5.10%, (100, 03/01/30) (i)	90	84
8.70%, (3 Month Term SOFR + 3.36%), (100, 09/15/24) (b) (i) (j)	308	311
5.44%, 01/24/30	750	748
5.87%, 06/08/34	1,105	1,113
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	299
U.S. Bancorp
3.70%, (100, 01/15/27) (i)	2,340	2,119
UBS Group AG
4.88%, (100, 02/12/27) (c) (i)	155	142
9.25%, (100, 11/13/28) (c) (h) (i)	830	911
4.70%, 08/05/27 (c) (h)	1,255	1,234
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (g) (h) (i)	1,066	1,057
Wells Fargo & Company
3.90%, (100, 03/15/26) (i)	275	263
7.63%, (100, 09/15/28) (i) (j)	315	335
6.49%, 10/23/34	900	960
Westpac Banking Corporation
5.51%, 11/17/25	1,020	1,025
3.02%, 11/18/36	1,390	1,142
		85,033
Communication Services 3.2%
Altice Financing S.A.
4.25%, 08/15/29, EUR (g)	150	121
Altice France
4.13%, 01/15/29, EUR (g)	385	272
Altice France Holding S.A.
5.50%, 01/15/28 (c)	185	127
AT&T Inc.
3.50%, 09/15/53	1,575	1,070
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (g)	900	1,209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	249
CCO Holdings, LLC
5.00%, 02/01/28 (c)	85	79
5.38%, 06/01/29 (c)	120	109
6.38%, 09/01/29 (c)	35	33
4.75%, 03/01/30 (c)	215	186
4.25%, 02/01/31 (c)	60	49
Charter Communications Operating, LLC
4.80%, 03/01/50	1,610	1,178
3.90%, 06/01/52	640	401
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	180	172
9.00%, 09/15/28 (c)	60	63
Comcast Corporation
2.94%, 11/01/56	2,070	1,251
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	80
7.50%, 04/01/28 (c)	40	21
11.25%, 05/15/28 (c)	70	61
11.75%, 01/31/29 (c)	175	149
4.13%, 12/01/30 (c)	75	49
4.63%, 12/01/30 (c)	80	29
5.00%, 11/15/31 (c)	40	15
Equipmentshare.Com Inc
9.00%, 05/15/28 (c)	210	217
Fox Corporation
6.50%, 10/13/33	895	938
Frontier Communications Holdings, LLC
5.88%, 11/01/29 (j)	125	109
8.75%, 05/15/30 (c)	50	52
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	55	54
5.00%, 05/01/28 (c)	120	113
Iliad Holding
5.63%, 10/15/28, EUR (g)	791	842
7.00%, 10/15/28 (c)	105	104
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (g) (i)	100	112
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	30	17
11.00%, 11/15/29 (c)	136	139
10.50%, 05/15/30 (c)	35	35
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,383	1,445
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	68
8.00%, 08/01/29 (c)	120	117
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (g)	120	119
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (g)	230	246
Rogers Communications Inc.
3.80%, 03/15/32	680	608
SES
2.88%, (100, 05/27/26), EUR (g) (i)	200	202
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (g)	200	211
Telecom Italia S.p.A.
3.00%, 09/30/25, EUR (g)	200	210
6.88%, 02/15/28, EUR (g)	100	114
7.88%, 07/31/28, EUR (g)	827	971
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (g) (i)	200	202
6.75%, (100, 06/07/31), EUR (g) (i)	300	348
7.13%, (100, 08/23/28), EUR (g) (i)	200	232
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,058
3.40%, 10/15/52	2,075	1,417
United Group B.V.
4.63%, 08/15/28, EUR (g)	180	185
6.75%, 02/15/31, EUR (g)	200	219
Verizon Communications Inc.
2.99%, 10/30/56	1,260	772
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (g)	585	659
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,600
4.88%, 10/03/78, GBP (g)	300	372
6.50%, 08/30/84, EUR (g)	500	574
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (g)	353	317
		21,971
Consumer Discretionary 2.9%
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (g)	45	48
Allwyn International a.s.
3.88%, 02/15/27, EUR (g)	245	257
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (g)	277	293
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (g)	124	153
8.13%, 11/15/30, GBP (g)	150	199
Banijay Entertainment
7.00%, 05/01/29, EUR (g)	300	334
7.00%, 05/01/29, EUR (c)	185	206
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	160	161
6.75%, 07/01/36	70	70
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	265	256
Beazer Homes USA, Inc.
7.50%, 03/15/31 (c)	115	115
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (g)	695	750
Carnival Corporation
7.63%, 03/01/26 (c)	75	76
6.00%, 05/01/29 (c)	135	133
7.00%, 08/15/29 (c)	25	26
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (c)	175	190
Ceconomy AG
1.75%, 06/24/26, EUR (g)	300	308
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	265	267
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (g)	546	618
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (g)	100	106
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	50	52
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (g)	130	162
CT Investment GmbH
6.38%, 04/15/30, EUR (g)	200	217
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	323	375
Dealer Tire, LLC
8.00%, 02/01/28 (c)	130	126
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	200	241
Dufry One B.V.
3.38%, 04/15/28, EUR (g)	377	388
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (g)	270	306
Fnac Darty
6.00%, 04/01/29, EUR (g)	200	217
Forvia
2.38%, 06/15/27, EUR (g)	150	151
3.75%, 06/15/28, EUR (g)	100	103
5.50%, 06/15/31, EUR (g)	300	323
Goldstory
6.75%, 02/01/30, EUR (g)	140	152
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (g) (k)	779	818
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	140	141
4.50%, 07/15/28, EUR (g)	451	482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
KB Home
7.25%, 07/15/30	125	129
4.00%, 06/15/31	35	31
Las Vegas Sands Corp.
6.20%, 08/15/34	430	430
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (f) (g) (k)	63	67
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	195	199
Macy's Retail Holdings
5.88%, 03/15/30 (c)	140	134
4.50%, 12/15/34	35	30
Maison Finco PLC
6.00%, 10/31/27, GBP (g)	204	239
MCE Finance Limited
5.63%, 07/17/27 (c)	595	566
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	85	87
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	345	321
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (g)	200	235
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (g)	120	121
6.63%, 11/15/27 (c) (j)	80	78
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (g)	100	111
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (c)	175	173
Next Group PLC
3.63%, 05/18/28, GBP (g)	300	360
PetSmart, LLC
4.75%, 02/15/28 (c)	135	125
7.75%, 02/15/29 (c)	130	126
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	100	111
7.25%, 07/01/28, EUR (c)	210	234
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	251	336
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	105	104
8.25%, 01/15/29 (c)	40	42
Schaeffler AG
4.50%, 03/28/30, EUR (g)	400	423
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	185	175
Six Flags Operations Inc.
5.50%, 04/15/27 (c)	15	15
7.25%, 05/15/31 (c)	280	285
6.63%, 05/01/32 (c)	40	41
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	285	272
TVL Finance PLC
10.25%, 04/28/28, GBP (g)	239	315
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	225	212
Valeo
5.88%, 04/12/29, EUR (g)	200	225
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	150	159
Viking Cruises Limited
9.13%, 07/15/31 (c)	185	200
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (g) (i)	500	509
Warnermedia Holdings, Inc.
5.14%, 03/15/52	2,555	1,988
White Cap Parent, LLC
8.25%, 03/15/26 (c) (k)	185	185
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	195	204
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	426
ZF Europe Finance B.V.
3.00%, 10/23/29, EUR (g)	1,000	988
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (c)	195	200
6.75%, 04/23/30 (c)	40	41
		20,072
Utilities 2.5%
American Electric Power Company, Inc.
7.05%, 12/15/54 (j)	1,040	1,037
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (g)	300	344
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (g)	543	539
Calpine Corporation
5.13%, 03/15/28 (c)	45	43
4.63%, 02/01/29 (c)	65	61
5.00%, 02/01/31 (c)	229	214
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	367
Dominion Energy, Inc.
7.00%, 06/01/54	1,220	1,273
Edison International
5.00%, (100, 12/15/26) (i)	1,265	1,206
EDP, S.A.
5.94%, 04/23/83, EUR (g)	300	334
Electricite de France
2.63%, (100, 12/01/27), EUR (g) (i)	800	771
4.00%, (100, 07/04/24), EUR (g) (i)	100	106
7.50%, (100, 09/06/28), EUR (g) (i)	400	457
Elia Group
5.85%, (100, 03/15/28), EUR (g) (i)	300	331
Enel S.p.A
6.38%, (100, 04/16/28), EUR (g) (i)	450	507
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	229
Eversource Energy
5.50%, 01/01/34	565	554
Naturgy Finance B.V.
2.37%, (100, 11/23/26), EUR (g) (i)	300	304
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (f)	460	461
NGG Finance PLC
5.63%, 06/18/73, GBP (g)	200	251
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (i)	140	153
3.38%, 02/15/29 (c)	100	89
Orsted A/S
5.13%, (100, 09/14/29), EUR (g) (i)	100	108
5.25%, 12/08/22, EUR (g)	607	659
Pacific Gas And Electric Company
4.30%, 03/15/45	2,185	1,670
4.95%, 07/01/50	407	335
SSE PLC
4.00%, (100, 01/21/28), EUR (g) (i)	400	418
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (g) (i)	200	198
The Southern Company
4.00%, 01/15/51	2,070	2,007
1.88%, 09/15/81, EUR (h)	536	510
UGI International, LLC
2.50%, 12/01/29, EUR (g)	160	152
Vattenfall AB
6.88%, 08/17/83, GBP (g)	300	385
Veolia Environnement
5.99%, (100, 11/22/28), EUR (g) (i)	500	556
Vistra Corp.
7.00%, (100, 12/15/26) (c) (i)	120	119
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	20	20
4.38%, 05/01/29 (c)	120	112
7.75%, 10/15/31 (c)	95	99
6.88%, 04/15/32 (c)	125	127
		17,106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Consumer Staples 2.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (f) (g)	100	125
6.50%, 01/31/26, GBP (c) (f)	100	125
8.45%, 01/31/28, GBP (f) (g)	409	544
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (g)	175	199
6.00%, 06/01/29 (c) (j)	140	123
7.88%, 02/15/31 (c)	70	70
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	140	128
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	178	204
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	100	90
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (g)	300	378
Bellis Finco PLC
4.00%, 02/16/27, GBP (g)	150	173
Campbell Soup Company
5.40%, 03/21/34	930	925
Champions Financing Inc.
8.75%, 02/15/29 (c)	180	185
Co-operative Group Limited
7.50%, 07/08/26, GBP (f) (g) (l)	100	126
Coty Inc.
3.88%, 04/15/26, EUR (g)	185	197
5.00%, 04/15/26 (c)	145	143
6.63%, 07/15/30 (c)	105	107
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (g)	478	647
House of HR Group B.V.
9.00%, 11/03/29, EUR (g)	200	225
Iceland Bondco PLC
10.88%, 12/15/27, GBP (g)	141	185
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,414
Kapla Holding
7.22%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (g)	100	107
Loxama
5.75%, 07/15/27, EUR (g)	226	240
Molson Coors Beverage Company
4.20%, 07/15/46	905	722
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	210	201
Ocado Group PLC
3.88%, 10/08/26, GBP (g)	105	112
Paganini BidCo S.p.A.
8.12%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (g)	300	322
Philip Morris International Inc.
5.38%, 02/15/33	2,125	2,110
Picard Bondco
5.38%, 07/01/27, EUR (g)	100	104
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	85	84
6.25%, 01/15/28 (c)	165	162
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	223
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (g)	100	119
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	30	31
7.75%, 03/15/31 (c)	190	199
Safeway Inc.
5.88%, 02/15/28 (c)	170	168
Sysco Corporation
6.60%, 04/01/50 (l)	562	627
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (g)	264	282
Verisure Holding AB
3.25%, 02/15/27, EUR (g)	495	509
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	596	624
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	185	191
		13,450
Industrials 1.7%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (g) (i)	900	937
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	130	130
American Airlines, Inc.
7.25%, 02/15/28 (c)	60	60
5.75%, 04/20/29 (c)	185	180
BAE Systems PLC
5.30%, 03/26/34 (c)	650	643
Boeing Company, The
5.81%, 05/01/50 (l)	2,545	2,298
Bombardier Inc.
7.00%, 06/01/32 (c)	155	157
Canpack Spolka Akcyjna
3.88%, 11/15/29 (c)	120	107
Chart Industries, Inc.
7.50%, 01/01/30 (c)	185	191
9.50%, 01/01/31 (c)	80	87
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	140	137
6.13%, 01/15/29 (c)	75	62
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	120	122
CTEC II GmbH
5.25%, 02/15/30, EUR (g)	250	247
EMRLD Borrower LP
6.75%, 07/15/31 (c)	40	40
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (g)	350	343
ESAB Corporation
6.25%, 04/15/29 (c)	105	106
Fiber Bidco S.P.A.
7.93%, 01/15/30, EUR (b)	100	108
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	220	223
Herc Holdings Inc.
6.63%, 06/15/29 (c)	40	41
HT Troplast GmbH
9.38%, 07/15/28, EUR (g)	110	115
Ingersoll Rand Inc.
5.70%, 08/14/33	165	169
L3Harris Technologies, Inc.
5.40%, 07/31/33	740	738
Madison IAQ LLC
5.88%, 06/30/29 (c)	150	140
Masterbrand, Inc.
7.00%, 07/15/32 (c)	20	20
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (c)	210	215
9.25%, 04/15/27 (c)	300	300
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (g) (i)	245	280
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (c)	365	341
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	10	9
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	135	132
SPX Flow, Inc.
8.75%, 04/01/30 (c)	225	231
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	160	145
3.38%, 01/15/31 (c)	130	109
TK Elevator Holdco GmbH
7.63%, 07/15/28 (c)	145	144
TransDigm Inc.
5.50%, 11/15/27	140	137
6.75%, 08/15/28 (c)	120	122
4.63%, 01/15/29	35	33
6.38%, 03/01/29 (c)	95	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
7.13%, 12/01/31 (c)	40	41
6.63%, 03/01/32 (c)	125	126
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	80	78
8.50%, 08/15/27 (c)	135	134
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	850	876
Wrangler Holdco Corp.
6.63%, 04/01/32 (c)	190	189
XPO, Inc.
7.13%, 02/01/32 (c)	180	184
		11,323
Energy 1.6%
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	265	267
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (c)	110	113
5.88%, 06/30/29 (c)	150	147
Bip-V Chinook
5.50%, 06/15/31 (c)	470	445
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (g) (i)	700	732
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	80	84
8.63%, 11/01/30 (c)	110	118
8.75%, 07/01/31 (c)	70	75
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	326	316
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (g)	100	89
Diamondback Energy, Inc.
6.25%, 03/15/53	610	630
5.75%, 04/18/54	495	480
DT Midstream, Inc.
4.13%, 06/15/29 (c)	240	222
4.38%, 06/15/31 (c)	85	78
Ecopetrol S.A.
5.88%, 05/28/45	345	247
Enbridge Inc.
8.25%, 01/15/84 (h)	300	311
Energy Transfer LP
5.95%, 05/15/54	1,135	1,099
Genesis Energy, L.P.
7.75%, 02/01/28	140	142
7.88%, 05/15/32	39	39
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	240	244
7.50%, 05/15/32 (c)	30	30
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	85	86
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	328
Kinder Morgan, Inc.
5.55%, 06/01/45	675	630
Kinetik Holdings LP
6.63%, 12/15/28 (c)	125	127
5.88%, 06/15/30 (c)	120	118
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	324
MV24 Capital B.V.
6.75%, 06/01/34 (c)	173	165
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	35	35
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/27 (d) (e) (g)	6,339	731
Petroleos Mexicanos
6.35%, 02/12/48	505	322
7.69%, 01/23/50	1,250	897
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	273
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	170	163
6.00%, 12/31/30 - 09/01/31 (c)	195	182
Venture Global LNG, Inc.
8.38%, 06/01/31 (c)	130	135
9.88%, 02/01/32 (c)	45	49
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (g) (i)	200	190
		10,663
Health Care 1.5%
Amgen Inc.
5.75%, 03/02/63	890	867
Avantor, Inc.
3.88%, 07/15/28, EUR (g)	115	120
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (g)	600	610
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	100	101
7.50%, 05/15/30, EUR (g)	100	112
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	40	37
6.00%, 01/15/29 (c)	80	71
5.25%, 05/15/30 (c)	65	54
10.88%, 01/15/32 (c)	55	57
Concentra Escrow Issuer Corporation
6.88%, 07/15/32 (c)	20	20
CVS Health Corporation
5.05%, 03/25/48	2,440	2,099
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (g)	300	341
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (g) (i) (j)	235	253
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (g)	200	175
Grifols, S.A.
1.63%, 02/15/25, EUR (g)	250	265
2.25%, 11/15/27, EUR (g)	120	115
Grunenthal GmbH
3.63%, 11/15/26, EUR (g)	100	105
HCA Inc.
5.50%, 06/01/33	620	614
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	150	160
10.00%, 06/01/32 (c)	85	87
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	400	368
5.25%, 10/01/29 (c)	225	214
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (g)	300	328
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	216	239
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	735	693
Star Parent, Inc.
9.00%, 10/01/30 (c)	195	205
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c) (j)	310	314
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (k)	150	168
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	310	308
6.75%, 05/15/31	30	30
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (g)	155	154
1.63%, 10/15/28, EUR (g)	645	607
4.38%, 05/09/30, EUR (g)	706	730
		10,621
Information Technology 1.0%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	135	128
Belden Inc.
3.38%, 07/15/31, EUR (g)	200	196
Cloud Software Group, Inc.
8.25%, 06/30/32 (c)	80	82
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (c)	200	205
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,267
Intel Corporation
5.60%, 02/21/54	585	567
Marvell Technology, Inc.
5.95%, 09/15/33	1,295	1,337
McAfee Corp.
7.38%, 02/15/30 (c)	170	157
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	185	170
Oracle Corporation
4.00%, 11/15/47	2,025	1,537
3.95%, 03/25/51	1,265	935
TD SYNNEX Corporation
6.10%, 04/12/34	222	223
UKG Inc.
6.88%, 02/01/31 (c)	240	243
		7,047
Materials 0.8%
Arsenal AIC Parent LLC
11.50%, 10/01/31 (c)	135	151
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	711
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	790
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (g)	200	229
9.75%, 11/15/28 (c)	190	201
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	55	53
6.13%, 04/15/32 (c)	105	104
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (g)	200	197
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	105	103
6.13%, 04/01/29 (c)	45	45
INEOS Finance PLC
6.75%, 05/15/28 (c)	105	105
7.50%, 04/15/29 (c)	140	142
INEOS Quattro Finance 1 plc
3.75%, 07/15/26, EUR (g)	600	624
Kronos International, Inc.
9.50%, 03/15/29, EUR	174	202
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	100	91
Metinvest B.V.
7.65%, 10/01/27 (c)	105	73
7.75%, 10/17/29 (c)	565	370
NOVA Chemicals Corporation
8.50%, 11/15/28 (c)	150	159
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (g)	100	100
4.25%, 10/01/28 (c)	155	141
6.25%, 10/01/29 (c) (j)	80	73
7.25%, 06/15/31 (c)	55	55
Periama Holdings, LLC
5.95%, 04/19/26 (g)	290	286
Synthomer PLC
7.38%, 05/02/29, EUR (g)	300	334
Tronox Incorporated
4.63%, 03/15/29 (c)	260	235
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c)	90	82
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	195	179
		5,835
Real Estate 0.5%
American Homes 4 Rent, L.P.
5.50%, 02/01/34	325	319
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (g) (i)	300	284
Country Garden Holdings Company Limited
0.00%, 08/06/30 (d) (e) (g)	365	31
CPI Property Group
4.88%, (100, 07/16/25), EUR (g) (i)	200	132
1.75%, 01/14/30, EUR (g)	195	157
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (c)	185	184
ESR Group Limited
1.38%, 05/24/30, EUR (g)	230	195
Fastighets AB Balder
2.87%, 06/02/81, EUR (g)	100	100
Heimstaden Bostad AB
3.00%, (100, 10/29/27), EUR (g) (i)	100	64
3.25%, (100, 11/19/24), EUR (g) (i)	100	80
1.63%, 10/13/31, EUR (g)	250	191
Iron Mountain Incorporated
5.25%, 03/15/28 (c)	130	126
5.63%, 07/15/32 (c)	60	57
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	45	41
RHP Hotel Properties, LP
4.75%, 10/15/27	110	106
4.50%, 02/15/29 (c)	70	66
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	185	176
4.00%, 09/15/29 (c)	20	18
Simon Property Group, L.P.
6.25%, 01/15/34	365	385
Unibail-Rodamco-Westfield SE
7.25%, (100, 07/03/28), EUR (g) (i)	300	337
Uniti Group Inc.
10.50%, 02/15/28 (c)	130	128
XHR LP
6.38%, 08/15/25 (c)	135	135
4.88%, 06/01/29 (c)	70	66
		3,378
Total Corporate Bonds And Notes (cost $217,293)		206,499
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.1%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 8.58%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,821
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	300	300
Series 2024-D-A, 6.32%, 02/15/28	300	300
Series 2024-E-A, 7.92%, 02/15/28	300	300
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	273	273
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 8.55%, 10/20/26	1,045	1,040
Series 2024-C-1A, 6.48%, 06/20/29	650	659
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 8.54%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,005
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.66%, 04/17/29 (b)	455	380
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.32%, 12/17/31 (b)	343	263
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.56%, 09/15/28 (b)	331	341
BANK5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	400
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.89%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	980
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 6.82%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	224	224
Series 2024-D-CAR1, 7.37%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	224	224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 7.13%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	326	327
Series 2024-D-EDU1, 8.08%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	138	139
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.32%, 09/17/55 (b)	8,205	583
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	1,338	1,371
BBCMS Mortgage Trust 2024-C26
Series 2024-B-C26, REMIC, 5.94%, 05/17/34 (b)	459	459
Beacon Container Finance II LLC
Series 2021-A-1A, 2.25%, 10/20/31	766	681
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (b)	1,207	1,048
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (b)	391	309
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	613	438
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.63%, 03/17/25 (b)	619	579
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.66%, 12/16/33 (b)	321	335
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 7.20%, 01/12/29 (b)	258	262
Benchmark 2024-V6 Mortgage Trust
Series 2024-C-V6, REMIC, 6.67%, 03/16/29	344	343
Benchmark 2024-V7 Mortgage Trust
Series 2024-B-V7, REMIC, 7.08%, 05/17/29 (b)	841	869
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	206
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 9.02%, (1 Month Term SOFR + 3.69%), 04/15/37 (b)	1,576	1,573
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	855	858
Series 2024-C-1A, 9.13%, 05/15/30	519	522
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	1,748	1,711
Series 2021-F-VOLT, REMIC, 7.84%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	124	122
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 8.92%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	425	424
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	826	824
Series 2024-D-KING, REMIC, 7.79%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	943	941
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 02/17/26 (b)	415	412
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 8.02%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	1,196	1,187
BX Trust
Series 2024-C-MF, REMIC, 7.24%, 02/17/26 (b)	379	374
Series 2024-D-MF, REMIC, 7.99%, 02/17/26 (b)	867	859
Series 2024-C-BIO, REMIC, 7.97%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,692	1,679
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	1,489	1,312
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 06/15/41 (b)	1,070	1,065
Cambridge Trust Company
Series 2019-D-LIFE, REMIC, 7.36%, (1 Month Term SOFR + 1.80%), 12/15/37 (b)	849	847
Series 2019-F-LIFE, REMIC, 8.16%, (1 Month Term SOFR + 2.60%), 12/15/37 (b)	464	461
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	1,477	1,467
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	981	975
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,615	1,605
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	618
Series 2013-A-375P, REMIC, 3.25%, 05/11/35	357	344
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (b)	488	462
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 1.07%, 10/11/47 (b)	7,151	—
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.45%, 02/12/48 (b)	5,886	12
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.40%, 09/17/27 (b)	473	371
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	526
Cold Storage Trust 2020-ICE5
Series 2020-D-ICE5, 7.54%, (1 Month Term SOFR + 2.21%), 11/15/37 (b)	1,769	1,763
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	805	698
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.66%, 06/10/46 (b)	424	405
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.90%, 06/12/47 (b)	3,191	2
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.96%, 12/12/47 (b)	8,626	8
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	789	781
Series 2024-B-1A, 7.00%, 02/26/29	485	484
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	585
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	1,855	1,734
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	401
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (b)	592	566
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	791	792
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (b)	900	900
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (b)	628	628
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 8.34%, (3 Month Term SOFR + 3.01%), 07/22/30 (b)	2,250	2,251
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,545	1,553
Series 2024-B-1, 7.02%, 05/20/31	738	735
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	468
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 7.06%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Series 2024-C-1A, 8.86%, (SOFR 90-Day Average + 3.50%), 03/02/26 (b)	230	232
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 8.21%, (1 Month Term SOFR + 2.95%), 03/16/26 (b)	828	828
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 1.03%, 11/13/47 (b)	9,201	7
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.85%, 05/12/50 (b)	14,913	56
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,277
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.85%, 05/12/26 (b)	540	505
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.83%, 09/12/29 (b)	823	660
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	366	364
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	403	394
Series 2022-B-2A, 4.74%, 08/27/29	327	317
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	196	198
Series 2024-D-1B, 8.85%, 09/15/39	426	432
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	820	822
Series 2024-D-2A, 6.91%, 03/25/38	202	203
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.33%, 11/05/26 (b)	400	381
Series 2016-E-HHV, REMIC, 4.33%, 11/05/26 (b)	380	355
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 6.38%, 04/20/32	886	886
ILPT Trust 2019-SURF
Series 2019-A-SURF, REMIC, 4.15%, 02/13/29	1,147	1,073
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (b)	910	838
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.56%, 01/08/27 (b)	935	713
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 6.92%, 06/20/31 (b)	653	657
J.P. Morgan Mortgage Trust 2024-2
Series 2024-A6A-2, REMIC, 6.00%, 12/25/28 (b)	1,361	1,353
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	1,498	1,489
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 7.32%, 04/21/31 (b)	357	359
Series 2024-M2-HE1, REMIC, 7.72%, 04/21/31 (b)	271	272
Kayne CLO 6 Ltd
Series 2019-D-6A, 9.59%, (3 Month Term SOFR + 4.26%), 01/21/33 (b)	2,450	2,454
Kubota Credit Owner Trust 2024-2
Series 2024-A4-2A, 5.19%, 05/15/28	839	838
Magnetite XXIV, Limited
Series 2019-DR-24A, 8.64%, (3 Month Term SOFR + 3.31%), 04/15/35 (b)	5,200	5,201
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	394
MCR 2024-HTL MORTGAGE TRUST
Series 2024-B-HTL, REMIC, 7.72%, 02/17/26 (b)	504	504
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 7.60%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	756
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (b)	1,550	1,549
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	2,047	2,062
Milos CLO, Ltd.
Series 2017-DR-1A, 8.34%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,753
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	573
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	220
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	345
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.22%, 12/15/28 (b)	534	481
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	633
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 12/15/38 (b)	495	466
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.91%, 05/17/33 (b)	329	335
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.25%, 12/16/33 (b)	240	242
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	650	620
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	417	420
MVW 2024-1 LLC
Series 2024-B-1A, 5.51%, 02/20/43	750	751
Series 2024-C-1A, 6.20%, 02/20/43	421	423
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,031
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	338	297
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,646	1,430
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	3,445	2,947
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,427	1,244
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,891	1,896
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,872	1,557
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	990	911
Series 2021-D-PARK, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	257
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	403	361
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	384
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,793
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.63%, (1 Month Term SOFR + 4.30%), 10/21/25 (b)	931	934
Prestige Auto Receivables Trust 2021-1
Series 2021-C-1A, 1.53%, 02/15/28	939	905
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,254
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	377
SDAL Trust 2024-DAL
Series 2024-C-DAL, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 04/15/29 (b)	390	387
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	1,732	1,721

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	520
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 12/25/61 (b)	2,842	2,325
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	291	277
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	211	196
Series 2021-D-2A, 3.23%, 09/20/38	180	164
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	246	246
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	212	215
Series 2023-D-2A, 9.72%, 04/20/40	358	367
Series 2023-D-3A, 9.44%, 09/20/40	711	726
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	646	648
Series 2024-D-1A, 8.02%, 09/20/31	194	194
Signal Peak CLO 11 Ltd
Series 2024-D1-11A, 8.42%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,000
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	330
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,331	1,337
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,374	1,378
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	5,929	4,890
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 6.58%, (1 Month Term SOFR + 1.24%), 06/25/33 (b) (f)	6	6
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	1,145	1,154
Taco Bell Funding, LLC
Series 2018-A2II-1A, 4.94%, 11/25/28	1,779	1,729
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	312	285
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 8.26%, (1 Month Term SOFR + 2.93%), 05/15/37 (b)	1,648	1,657
Series 2022-C-DPM, REMIC, 9.11%, (1 Month Term SOFR + 3.78%), 05/15/37 (b)	975	979
The Huntington National Bank
Series 2024-B1-1, 6.15%, 02/20/28	1,448	1,451
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.79%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,001
TICP CLO XV, Ltd.
Series 2020-D-15A, 8.74%, (3 Month Term SOFR + 3.41%), 04/20/33 (b)	500	502
TIF Funding III LLC
Series 2024-B-1A, 5.58%, 05/22/34	819	816
Series 2024-C-1A, 6.31%, 05/22/34	507	505
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,400	1,295
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,566	1,557
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	186	185
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.20%, 04/25/31 (b)	1,658	1,651
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	677	679
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	998
Trestles CLO III Ltd
Series 2020-D-3A, 8.84%, (3 Month Term SOFR + 3.51%), 01/20/33 (b)	1,000	1,001
Trinitas CLO Ltd
Series 2021-D-16A, 8.89%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,500
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	1,012	1,017
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	5,359	4,447
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,380	1,141
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	717	688
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.23%, 07/15/27 (b)	579	570
Series 2024-D-1CHI, REMIC, 6.71%, 07/15/27 (b)	454	445
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.83%, 11/18/25 (b)	357	335
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	537
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.98%, 08/16/47 (b)	3,667	8
Ziply Fiber Issuer LLC
Series 2024-A2-1A, 6.64%, 03/20/29	665	674
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,061
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,084)		158,195
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Power LLC
Term Loan, 10.81%, (LIBOR + 4.50%), 11/16/26 (b)	225	214
Total Senior Floating Rate Instruments (cost $225)		214
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.31% (m) (n)	3,136	3,136
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.21% (m) (n)	2,054	2,054
Total Short Term Investments (cost $5,190)		5,190
Total Investments 112.8% (cost $797,236)		773,313
Other Derivative Instruments 0.1%		833
Other Assets and Liabilities, Net (12.9)%		(88,412)
Total Net Assets 100.0%		685,734

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $90,102.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $61,772 and 9.0% of the Fund.

(d) Non-income producing security.

(e) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) All or a portion of the security was on loan as of June 30, 2024.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	2,484	134,387	134,817	256	—	—	2,054	0.3
JNL Government Money Market Fund, 5.31% - Class SL	3,642	14,653	15,159	77	—	—	3,136	0.5
	6,126	149,040	149,976	333	—	—	5,190	0.8

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	115	125	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	531	544	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	919	937	0.1
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	47	48	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	194	199	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	257	—
Altice Financing S.A., 4.25%, 08/15/29	11/11/21	170	121	—
Altice France, 4.13%, 01/15/29	11/10/21	414	272	—
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	344	344	0.1
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	262	293	0.1
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	539	0.1
Avantor, Inc., 3.88%, 07/15/28	06/06/23	116	120	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	147	153	—
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	202	199	—
Banco Do Brasil SA, 8.75%	06/08/21	550	560	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	336	334	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	608	610	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	204	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	98	90	—
Belden Inc., 3.38%, 07/15/31	04/18/24	196	196	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	378	378	0.1
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	148	173	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	180	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	06/23/21	764	750	0.1
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	732	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/01/23	1,175	1,209	0.2
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	284	0.1
Ceconomy AG, 1.75%, 06/24/26	06/06/23	281	308	0.1
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	93	101	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	112	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	609	618	0.1
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	201	198	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Constellation Automotive Financing PLC, 4.88%, 07/15/27	02/16/24	109	106	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	119	126	—
Coty Inc., 3.88%, 04/15/26	01/11/23	193	197	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	31	—
CPI Property Group, 4.88% (callable at 100, 07/16/25)	06/04/24	132	132	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	157	157	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	162	—
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	218	217	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	249	247	—
Cullinan Holdco SCSp, 4.63%, 10/15/26	05/08/24	94	89	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	378	375	0.1
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	242	241	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	09/11/23	223	229	—
Dufry One B.V., 3.38%, 04/15/28	12/05/23	389	388	0.1
EDP, S.A., 5.94%, 04/23/83	05/04/23	327	334	0.1
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	731	771	0.1
Electricite de France, 4.00% (callable at 100, 07/04/24)	01/25/23	106	106	—
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	462	457	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	328	331	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	584	567	0.1
Enel S.p.A, 6.38% (callable at 100, 04/16/28)	01/04/24	514	507	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	316	343	0.1
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	344	341	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	311	306	0.1
ESR Group Limited, 1.38%, 05/24/30	06/05/24	201	195	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	265	253	—
Fastighets AB Balder, 2.87%, 06/02/81	06/25/24	101	100	—
Fnac Darty, 6.00%, 04/01/29	05/17/24	226	217	—
Forvia, 2.38%, 06/15/27	11/03/21	174	151	—
Forvia, 3.75%, 06/15/28	02/17/21	122	103	—
Forvia, 5.50%, 06/15/31	04/30/24	327	323	0.1
Goldstory, 6.75%, 02/01/30	05/13/24	155	152	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	173	175	—
Grifols, S.A., 1.63%, 02/15/25	11/30/23	268	265	—
Grifols, S.A., 2.25%, 11/15/27	05/20/24	117	115	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	106	105	—
GTCR W-2 Merger Sub LLC, 8.50%, 01/15/31	12/05/23	635	647	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	07/13/23	202	197	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	66	64	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	83	80	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	183	191	—
House of HR Group B.V., 9.00%, 11/03/29	04/30/24	221	225	—
HT Troplast GmbH, 9.38%, 07/15/28	06/04/24	119	115	—
Iceland Bondco PLC, 10.88%, 12/15/27	02/16/24	191	185	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	816	818	0.1
Iliad Holding, 5.63%, 10/15/28	12/09/21	837	842	0.1
INEOS Quattro Finance 1 plc, 3.75%, 07/15/26	11/11/21	682	624	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	480	482	0.1
Kapla Holding, 7.22%, 07/31/30	04/17/24	107	107	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	109	112	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	62	67	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/10/21	1,516	1,445	0.2
Loxama, 5.75%, 07/15/27	11/01/21	263	240	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	94	91	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	255	239	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	220	235	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	321	280	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	143	121	—
Motion Finco S.a r.l., 7.38%, 06/15/30	09/08/23	106	111	—
Naturgy Finance B.V., 2.37% (callable at 100, 11/23/26)	03/06/24	306	304	0.1
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	331	328	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	360	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	238	251	—
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	09/08/23	232	239	—
Ocado Group PLC, 3.88%, 10/08/26	03/26/24	121	112	—
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	112	119	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	90	100	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	110	108	—
Orsted A/S, 5.25%, 12/08/22	12/11/23	656	659	0.1
Paganini BidCo S.p.A., 8.12%, 10/30/28	06/06/23	325	322	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	298	286	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	03/25/15	1,258	570	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	104	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	57	—
Peu (Fin) PLC, 7.25%, 07/01/28	05/17/24	112	111	—
Picard Bondco, 5.38%, 07/01/27	06/05/24	106	104	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	268	246	—
Progroup AG, 5.38%, 04/15/31	05/17/24	216	212	—
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	106	119	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	275	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	694	487	0.1
Schaeffler AG, 4.50%, 03/28/30	05/23/24	426	423	0.1
SES, 2.88% (callable at 100, 05/27/26)	07/31/23	190	202	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	806	785	0.1
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	418	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	198	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	04/11/24	211	211	—
Synthomer PLC, 7.38%, 05/02/29	06/25/24	337	334	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	278	282	0.1
Telecom Italia S.p.A., 3.00%, 09/30/25	06/05/23	207	210	—
Telecom Italia S.p.A., 6.88%, 02/15/28	05/22/24	115	114	—
Telecom Italia S.p.A., 7.88%, 07/31/28	05/15/24	587	575	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	403	396	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	202	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	343	348	0.1
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	227	232	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	182	154	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	672	607	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	709	730	0.1
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	306	315	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,094	1,057	0.2
UGI International, LLC, 2.50%, 12/01/29	05/08/24	154	152	—
Unibail-Rodamco-Westfield SE, 7.25% (callable at 100, 07/03/28)	12/11/23	328	337	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	166	185	—
United Group B.V., 6.75%, 02/15/31	04/18/24	217	219	—
Valeo, 5.88%, 04/12/29	02/21/24	228	225	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	385	0.1
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	575	556	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	528	509	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	605	624	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	880	876	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	778	659	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	372	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	577	574	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	509	0.1
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	10/11/23	175	190	—
ZF Europe Finance B.V., 3.00%, 10/23/29	02/17/21	1,005	988	0.2
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	276	317	0.1
		50,787	48,563	7.1

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA Index	54	June 2025	GBP	12,878	1	16
3 Month SONIA Index	26	March 2026	GBP	6,241	—	(3)
Euro BOBL	10	September 2024	EUR	1,154	(2)	11
Euro Schatz	117	September 2024	EUR	12,324	(4)	46
Italy Government BTP Bond	7	September 2024	EUR	814	(2)	(7)
United States 10 Year Note	924	September 2024		101,107	(217)	518
United States 10 Year Ultra Bond	76	September 2024		8,539	(37)	90
United States 2 Year Note	161	October 2024		32,785	(4)	95
United States 5 Year Note	934	October 2024		98,972	(102)	572
					(367)	1,338
Short Contracts
Euro Bund	(5)	September 2024	EUR	(649)	2	(10)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Euro Buxl 30 Year Bond	(1)	September 2024	EUR	(127)	1	(3)
Euro OAT	(2)	September 2024	EUR	(248)	1	2
United States Long Bond	(152)	September 2024		(17,777)	152	(207)
United States Ultra Bond	(415)	September 2024		(51,435)	700	(583)
					856	(801)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M STIBOR (Q)	Receiving	2.82	(A)	02/23/29	SEK	60,139	1	(54)
3M STIBOR (Q)	Paying	2.65	(A)	12/11/28	SEK	8,892	—	2
6M NIBOR (S)	Paying	4.51	(A)	02/23/26	NOK	148,100	3	(16)
Bank of Canada Overnight Repo Rate (S)	Receiving	3.34	(S)	06/26/29	CAD	2,387	19	25
U.S. SOFR (A)	Receiving	3.57	(A)	02/08/54		1,461	24	44
U.S. SOFR (A)	Paying	3.80	(A)	02/08/29		5,945	(9)	(78)
							38	(77)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/08/24	BRL	6,467	1,156	(79)
BRL/USD	CIT	08/23/24	BRL	4,485	797	(69)
BRL/USD	SCB	08/23/24	BRL	328	58	(6)
CNY/USD	CIT	09/19/24	CNY	1,138	158	(1)
CNY/USD	CIT	09/19/24	CNY	1,802	250	2
COP/USD	CIT	08/02/24	COP	2,365,446	567	(31)
COP/USD	GSC	08/02/24	COP	818,680	196	(4)
COP/USD	SSB	08/02/24	COP	963,688	231	1
EUR/CZK	JPM	09/18/24	CZK	(21)	(1)	—
EUR/HUF	CIT	07/08/24	HUF	(84,760)	(230)	3
EUR/HUF	GSC	07/08/24	HUF	(71,239)	(193)	2
EUR/HUF	JPM	07/08/24	HUF	(73,657)	(200)	(1)
EUR/PLN	JPM	09/18/24	PLN	(563)	(140)	1
EUR/RON	CIT	07/18/24	RON	(305)	(66)	—
EUR/USD	CIT	07/03/24	EUR	182	195	(2)
EUR/USD	CIT	07/03/24	EUR	42	45	—
EUR/USD	GSC	07/03/24	EUR	50	54	(1)
EUR/USD	JPM	07/03/24	EUR	172	185	(3)
EUR/USD	JPM	07/03/24	EUR	232	248	—
EUR/USD	CIT	08/05/24	EUR	86	92	—
EUR/USD	JPM	08/05/24	EUR	120	129	—
GBP/EUR	CIT	07/18/24	EUR	(1,054)	(1,130)	16
GBP/EUR	SSB	07/18/24	EUR	(82)	(88)	1
HUF/EUR	CIT	07/08/24	EUR	(185)	(199)	(5)
HUF/EUR	JPM	07/08/24	EUR	(92)	(98)	(1)
HUF/EUR	JPM	07/08/24	EUR	(129)	(138)	—
HUF/EUR	SSB	07/08/24	EUR	(186)	(199)	(6)
HUF/EUR	GSC	09/09/24	EUR	(348)	(373)	(4)
HUF/EUR	JPM	09/09/24	EUR	(184)	(198)	1
HUF/USD	GSC	07/08/24	HUF	428,730	1,162	(28)
HUF/USD	GSC	07/18/24	HUF	7,953	22	—
IDR/USD	CIT	09/18/24	IDR	3,314,829	202	(1)
INR/USD	GSC	07/12/24	INR	52,967	635	—
INR/USD	JPM	07/12/24	INR	4,199	50	—
JPY/USD	GSC	07/08/24	JPY	255,000	1,586	(55)
KRW/USD	CIT	09/19/24	KRW	301,851	220	—
MXN/USD	CIT	07/19/24	MXN	13,017	710	13
MXN/USD	SSB	07/19/24	MXN	391	21	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PEN/USD	CIT	07/12/24	PEN	221	58	(3)
PEN/USD	GSC	07/12/24	PEN	161	42	(1)
PLN/EUR	JPM	09/18/24	EUR	(519)	(559)	3
RON/EUR	CIT	07/18/24	EUR	(44)	(47)	—
TRY/USD	GSC	01/09/25	TRY	21,559	540	26
TRY/USD	CIT	03/24/25	TRY	2,501	58	4
TRY/USD	GSC	03/24/25	TRY	2,012	47	4
TRY/USD	JPM	03/24/25	TRY	2,012	47	4
TRY/USD	GSC	05/27/25	TRY	3,029	67	1
USD/BRL	CIT	09/05/24	BRL	(2,625)	(466)	16
USD/BRL	GSC	09/05/24	BRL	(1,718)	(305)	26
USD/CLP	CIT	07/12/24	CLP	(38,862)	(41)	1
USD/CLP	GSC	07/12/24	CLP	(203,062)	(216)	(2)
USD/CNY	CIT	09/19/24	CNY	(5,745)	(798)	4
USD/COP	CIT	08/02/24	COP	(2,399,839)	(575)	25
USD/COP	GSC	08/02/24	COP	(1,564,755)	(374)	16
USD/COP	JPM	08/02/24	COP	(598,033)	(143)	8
USD/EUR	CIT	07/03/24	EUR	(574)	(615)	9
USD/EUR	JPM	07/03/24	EUR	(85)	(92)	—
USD/EUR	SSB	07/03/24	EUR	(18)	(19)	—
USD/EUR	GSC	07/08/24	EUR	(3,680)	(3,942)	69
USD/EUR	CIT	07/18/24	EUR	(68)	(72)	—
USD/EUR	SSB	07/18/24	EUR	(20,490)	(21,960)	154
USD/EUR	JPM	08/05/24	EUR	(232)	(248)	—
USD/GBP	CIT	07/18/24	GBP	(6,756)	(8,542)	(45)
USD/IDR	JPM	09/18/24	IDR	(644,545)	(39)	—
USD/INR	CIT	07/12/24	INR	(34,785)	(417)	—
USD/INR	GSC	07/12/24	INR	(4,117)	(49)	—
USD/JPY	CIT	07/18/24	JPY	(2,893)	(18)	1
USD/MXN	GSC	07/18/24	MXN	(30,514)	(1,664)	166
USD/MXN	CIT	07/19/24	MXN	(1,450)	(79)	1
USD/PEN	CIT	07/12/24	PEN	(266)	(69)	2
USD/PEN	GSC	07/12/24	PEN	(810)	(211)	2
USD/THB	CIT	09/18/24	THB	(23,042)	(632)	(3)
USD/TRY	JPM	05/27/25	TRY	(2,240)	(50)	—
USD/TWD	CIT	10/01/24	TWD	(6,946)	(216)	(2)
USD/ZAR	CIT	08/22/24	ZAR	(1,432)	(78)	—
USD/ZAR	GSC	08/22/24	ZAR	(3,907)	(214)	(5)
USD/ZAR	JPM	08/22/24	ZAR	(3,248)	(178)	(5)
ZAR/USD	GSC	08/22/24	ZAR	3,474	190	1
					(36,163)	220

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (Q)	GSC	09/20/24	19,030	—	86

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	403,215	—	403,215
Corporate Bonds And Notes	—	206,499	—	206,499
Non-U.S. Government Agency Asset-Backed Securities	—	158,195	—	158,195
Senior Floating Rate Instruments	—	214	—	214
Short Term Investments	5,190	—	—	5,190
	5,190	768,123	—	773,313

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,350	—	—	1,350
Centrally Cleared Interest Rate Swap Agreements	—	71	—	71
Open Forward Foreign Currency Contracts	—	583	—	583
OTC Total Return Swap Agreements	—	86	—	86
	1,350	740	—	2,090
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(813)	—	—	(813)
Centrally Cleared Interest Rate Swap Agreements	—	(148)	—	(148)
Open Forward Foreign Currency Contracts	—	(363)	—	(363)
	(813)	(511)	—	(1,324)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.3%
Financials 28.3%
Allstate Corporation, The	278	44,434
American International Group, Inc.	303	22,471
AON Public Limited Company - Class A	89	25,988
Assurant, Inc.	173	28,685
Bank of America Corporation	1,067	42,427
Berkshire Hathaway Inc. - Class B (a)	197	80,127
Citigroup Inc.	642	40,745
CME Group Inc. - Class A	146	28,732
First Horizon Corporation	2,200	34,690
Globe Life Inc.	148	12,170
Goldman Sachs Group Inc, The	115	52,176
JPMorgan Chase & Co.	557	112,685
LPL Financial Holdings Inc.	58	16,142
RenaissanceRe Holdings Ltd	148	33,046
U.S. Bancorp	591	23,475
Voya Financial, Inc.	259	18,407
Willis Towers Watson Public Limited Company	148	38,860
		655,260
Health Care 17.0%
Alcon AG	255	22,740
Amgen Inc.	37	11,497
Baxter International Inc.	400	13,363
Becton, Dickinson and Company	240	56,164
Danaher Corporation	245	61,105
Labcorp Holdings Inc.	112	22,707
Medtronic, Inc.	964	75,906
Novartis AG - ADR	219	23,341
Sanofi - ADR	1,223	59,360
UnitedHealth Group Incorporated	90	45,899
		392,082
Industrials 10.8%
3M Company	183	18,703
AMETEK, Inc.	89	14,872
Eaton Corporation Public Limited Company	54	16,817
FedEx Corporation	121	36,156
Howmet Aerospace Inc.	401	31,133
Hubbell Incorporated	65	23,883
Johnson Controls International Public Limited Company	413	27,471
L3Harris Technologies, Inc.	287	64,532
Veralto Corporation	168	16,025
		249,592
Energy 9.5%
Chevron Corporation	200	31,314
ConocoPhillips	475	54,324
Diamondback Energy, Inc.	100	20,029
EQT Corporation	1,022	37,806
Marathon Petroleum Corporation	68	11,707
Occidental Petroleum Corporation	354	22,319
Phillips 66	299	42,142
		219,641
Information Technology 7.9%
Applied Materials, Inc.	196	46,249
Cisco Systems, Inc.	1,378	65,477
Dolby Laboratories, Inc. - Class A	257	20,393
Intel Corporation	525	16,272
International Business Machines Corporation	138	23,826
Jabil Inc.	102	11,082
		183,299
Materials 6.4%
CRH Public Limited Company (b)	438	32,831
Freeport-McMoRan Inc.	727	35,349
International Paper Company	799	34,486
Newmont Corporation	1,077	45,110
		147,776
Communication Services 6.3%
Alphabet Inc. - Class A	133	24,173
AT&T Inc.	4,268	81,568
Omnicom Group Inc.	322	28,866
The Interpublic Group of Companies, Inc.	382	11,119
		145,726
Consumer Discretionary 4.1%
Best Buy Co., Inc. (b)	126	10,588
General Motors Company	529	24,561
International Game Technology PLC	847	17,338
Las Vegas Sands Corp.	939	41,538
		94,025
Consumer Staples 3.9%
Kenvue Inc.	2,619	47,610
PepsiCo, Inc.	69	11,315
Philip Morris International Inc.	308	31,251
		90,176
Utilities 3.1%
Constellation Energy Group, Inc.	193	38,687
Dominion Energy, Inc.	483	23,650
Vistra Corp.	113	9,732
		72,069
Total Common Stocks (cost $2,057,527)		2,249,646
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	63,015	63,015
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	19,647	19,647
Total Short Term Investments (cost $82,662)		82,662
Total Investments 100.9% (cost $2,140,189)		2,332,308
Other Assets and Liabilities, Net (0.9)%		(19,793)
Total Net Assets 100.0%		2,312,515

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	52,750	552,958	542,693	1,117	—	—	63,015	2.7
JNL Government Money Market Fund, 5.31% - Class SL	—	96,055	76,408	19	—	—	19,647	0.9
	52,750	649,013	619,101	1,136	—	—	82,662	3.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	2,249,646	—	—	2,249,646
Short Term Investments	82,662	—	—	82,662
	2,332,308	—	—	2,332,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 88.5%
Mortgage-Backed Securities 66.1%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 12/01/52	24,270	22,434
3.50%, 06/01/48	102	91
3.00%, 05/01/52	1,214	1,033
5.50%, 01/01/53 - 10/01/53	8,503	8,392
6.00%, 02/01/53	53,036	53,313
4.50%, 05/01/53 - 08/01/53	23,728	22,366
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 10/01/52	37,935	35,108
3.50%, 03/01/48 - 02/01/50	3,902	3,507
3.00%, 03/01/50 - 05/01/52	4,968	4,282
5.50%, 11/01/52 - 10/01/53	31,795	31,377
4.50%, 04/01/53 - 10/01/53	7,920	7,464
6.00%, 09/01/53	289	290
6.50%, 10/01/53 - 01/01/54	41,967	42,729
TBA, 4.00%, 07/15/54 (a)	42,200	38,606
TBA, 5.00%, 07/15/54 - 09/15/54 (a) (b)	140,625	135,974
TBA, 6.50%, 07/15/54 - 08/15/54 (a)	205,625	209,219
TBA, 3.00%, 08/15/54 (a)	20,000	17,031
TBA, 3.50%, 08/15/54 (a)	26,950	23,857
TBA, 5.50%, 08/15/54 (a)	140,325	138,412
TBA, 6.00%, 08/15/54 (a)	159,625	160,055
TBA, 7.00%, 08/15/54 (a)	5,700	5,857
Government National Mortgage Association
5.50%, 07/20/53 - 08/20/53	—	—
TBA, 4.00%, 07/15/54 (a)	6,900	6,377
TBA, 5.50%, 07/15/54 (a)	3,000	2,973
TBA, 3.00%, 08/15/54 (a)	4,000	3,490
TBA, 3.50%, 08/15/54 (a)	12,600	11,330
TBA, 4.50%, 08/15/54 (a)	7,700	7,323
TBA, 5.00%, 08/15/54 (a)	4,000	3,895
		996,785
U.S. Treasury Inflation Indexed Securities 8.9%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/31 (c)	35,086	33,720
0.25%, 01/15/25 - 02/15/50 (c)	35,834	32,841
2.38%, 01/15/25 (c)	2,701	2,676
0.38%, 07/15/25 - 07/15/27 (c)	1,944	1,865
0.75%, 07/15/28 (c) (d)	3,286	3,123
0.88%, 01/15/29 - 02/15/47 (c)	13,257	11,944
0.63%, 07/15/32 - 02/15/43 (c)	12,711	11,333
1.38%, 07/15/33 - 02/15/44 (c)	20,257	19,082
2.13%, 02/15/40 - 02/15/41 (c)	576	570
0.75%, 02/15/42 - 02/15/45 (c)	3,817	2,873
1.00%, 02/15/46 - 02/15/49 (c)	14,514	11,065
1.50%, 02/15/53 (c)	3,797	3,189
		134,281
U.S. Treasury Note 7.2%
Treasury, United States Department of
2.25%, 10/31/24 (d)	2,159	2,137
2.63%, 01/31/26 (d)	10,300	9,946
4.50%, 03/31/26 (d)	33,600	33,421
4.50%, 04/15/27 (a)	33,800	33,752
0.50%, 10/31/27 (d)	100	88
0.63%, 11/30/27	770	677
0.63%, 12/31/27 (d)	330	289
0.75%, 01/31/28 (d)	210	184
2.38%, 03/31/29	11,900	10,885
2.75%, 08/15/32	19,800	17,619
		108,998
Sovereign 4.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	489	130
6.15%, 08/12/32, PEN (e)	924	231
6.15%, 08/12/32, PEN	4,571	1,144
7.30%, 08/12/33, PEN	700	187
5.40%, 08/12/34, PEN (e)	502	115
5.40%, 08/12/34, PEN	1,100	254
6.90%, 08/12/37, PEN (e)	2,000	497
5.35%, 08/12/40, PEN	400	85
Gobierno de la Provincia de Buenos Aires
106.59%, (BADLAR + 3.75%), 04/12/25, ARS (f) (g)	6,440	4
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	41,800	2,127
8.50%, 03/01/29 - 05/31/29, MXN	46,700	2,402
7.75%, 05/29/31, MXN	4,700	229
Ministry of Finance
3.80%, 05/13/60 (g)	2,434	1,550
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (g) (h) (i)	15,000	10,228
0.00%, 06/23/27 - 06/23/47 (e) (g) (h) (i)	3,800	2,614
0.00%, 03/31/30 (g) (h) (i)	365	257
Presidencia De La Nacion
15.50%, 10/17/26, ARS	63,437	28
1.00%, 07/09/29	563	327
0.75%, 07/09/30 (j)	5,561	3,154
3.63%, 07/09/35 - 07/09/46 (j)	4,464	1,913
4.25%, 01/09/38 (j)	3,719	1,748
3.50%, 07/09/41 (j)	4,210	1,689
Republica Bolivariana de Venezuela
0.00%, 10/13/24 - 12/09/49 (g) (h) (i)	5,970	963
Romania, Government of
5.38%, 03/22/31, EUR (e)	1,420	1,508
5.63%, 02/22/36 - 05/30/37, EUR (e)	2,540	2,632
South Africa, Parliament of
10.50%, 12/21/26, ZAR	309,200	17,641
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,729
6.13%, 10/24/28	600	584
7.63%, 04/26/29	1,330	1,355
5.25%, 03/13/30	3,400	3,102
5.75%, 05/11/47	800	612
Urzad Rady Ministrow
5.13%, 09/18/34	1,300	1,274
		64,313
Treasury Inflation Indexed Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	182,154	9,200
4.00%, 11/30/28, MXN (k)	283,124	14,437
2.75%, 11/27/31, MXN (k)	61,641	2,824
		26,461
U.S. Treasury Bond 0.3%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,537
3.00%, 08/15/48	30	23
		4,560
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 11/01/43 (j)	72	44
Total Government And Agency Obligations (cost $1,373,713)		1,335,442
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.4%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.72%, (1 Month Term SOFR + 0.37%), 09/25/36 (f) (j)	3,143	3,088
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 6.15%, (1 Month Term SOFR + 0.80%), 08/25/35 (f) (j)	5,485	4,097
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.48%, (1 Month Term SOFR + 1.13%), 04/25/34 (f) (j)	4,106	3,884
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 6.10%, (1 Month Term SOFR + 0.75%), 03/25/30 (f)	1,092	896
Alba 2006-2 PLC
Series 2006-D-2, 5.78%, (SONIA + 0.58%), 12/15/38, GBP (f) (g)	880	1,031
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	2,181	2,109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 7.48%, (1 Month Term SOFR + 2.14%), 07/25/35 (f) (j)	2,163	2,040
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	658	490
Series 2005-A3-38, REMIC, 6.16%, (1 Month Term SOFR + 0.81%), 09/25/35 (f) (j)	213	184
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 6.16%, (1 Month Term SOFR + 0.81%), 10/25/35 (f) (j)	7,022	5,962
Series 2005-1A1-59, REMIC, 6.12%, (1 Month Term SOFR + 0.77%), 11/20/35 (f) (j)	1,397	1,254
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 6.02%, (1 Month Term SOFR + 0.67%), 02/25/36 (f) (j)	711	594
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (f) (j)	1,313	1,146
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,033	1,755
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,650	1,547
Series 2015-AA-2, 3.60%, 09/22/27	435	411
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 6.02%, (3 Month Term SOFR + 0.71%), 10/11/42 (e) (f)	7,529	6,690
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,500	2,493
Avon Finance No.4 PLC
Series A-4A, 6.13%, (SONIA + 0.90%), 12/28/49, GBP (e) (f) (j)	7,632	9,652
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 6.13%, (1 Month Term SOFR + 0.79%), 02/20/35 (f) (j)	2,692	2,542
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	97	94
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	3,471	1,625
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 6.00%, (1 Month Term SOFR + 0.65%), 10/25/35 (f) (j)	889	865
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 6.43%, (1 Month Term SOFR + 1.09%), 12/25/34 (f) (j)	3,300	3,246
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.36%, 12/15/29 (f)	6,296	519
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 10/15/36 (f)	2,200	2,162
Series 2021-D-ARIA, REMIC, 7.34%, (1 Month Term SOFR + 2.01%), 10/15/36 (f)	2,400	2,355
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 11/17/36 (f)	839	822
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.94%, (1 Month Term SOFR + 0.35%), 07/25/36 (f) (j)	7,130	6,054
CarVal CLO I Ltd
Series 2018-AR-1A, 6.56%, (3 Month Term SOFR + 0.97%), 07/16/31 (f)	12,800	12,819
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,315
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.60%, (3 Month Term SOFR + 1.28%), 04/17/31 (f)	895	896
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 10/25/36 (f) (j)	5,171	4,142
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 01/25/35 (e) (f) (j)	142	136
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	509
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,006	5,877
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,261
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,988	1,907
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 6.16%, (1 Month Term SOFR + 0.82%), 11/25/36 (f) (j)	3,907	3,953
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.93%, 11/25/37 (f)	2,866	2,567
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (f) (j)	3,244	3,194
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,983	2,591
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,908	909
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	99
Series 2023-C-B, 6.04%, 07/16/29	300	299
CPS Auto Receivables Trust 2023-C
Series 2023-A-C, 6.13%, 12/16/24	894	894
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.65%, 03/25/68 (j)	6,749	6,823
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.25%, 08/26/36 (f)	563	546
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	461	220
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.91%, 06/26/36 (f)	1,725	1,352
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.92%, (1 Month Term SOFR + 0.34%), 09/25/35 (f) (j)	13,773	11,658
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 5.74%, (1 Month Term SOFR + 0.25%), 05/25/35 (f) (j)	667	631
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.72%, (1 Month Term SOFR + 0.37%), 11/25/36 (f) (j)	9,728	7,755
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.73%, (1 Month Term SOFR + 1.39%), 07/25/34 (f) (j)	345	344
Series 2004-M6-BC5, REMIC, 7.11%, (1 Month Term SOFR + 1.76%), 07/25/34 (f) (j)	3,733	3,637
Series 2004-M4-AB2, REMIC, 6.73%, (1 Month Term SOFR + 1.39%), 11/25/34 (f) (j)	2,450	2,020
Series 2005-MV6-7, REMIC, 6.66%, (1 Month Term SOFR + 1.31%), 08/25/35 (f) (j)	4,000	3,618
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 04/25/46 (f) (j)	2,211	1,842
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 6.25%, (1 Month Term SOFR + 1.46%), 11/25/35 (f)	5,565	2,709
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 6.17%, (1 Month Term SOFR + 0.83%), 01/19/45 (f) (j)	1,073	950
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	149	144
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	10,874	11,092
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 1.28%, (1 Month Term SOFR + 2.21%), 05/25/37 (f) (j)	28,000	23,716
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 6.43%, (1 Month Term SOFR + 1.09%), 01/25/36 (f) (j)	5,905	5,054
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.88%, (SONIA + 0.67%), 06/13/45, GBP (f) (g)	11,954	13,061
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 6.03%, (SONIA + 0.82%), 09/13/45, GBP (f) (g)	23	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	11,711	11,667
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	6,708	4,120
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 1.79%, (1 Month Term SOFR + 0.25%), 01/25/37 (f) (j)	13,667	6,706
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 6.56%, (3 Month Term SOFR + 1.23%), 10/15/30 (f)	4,131	4,131
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 6.15%, (1 Month Term SOFR + 0.80%), 10/25/35 (f) (j)	17,528	14,054
Gilbert Park CLO, Ltd.
Series 2017-A-1A, 6.78%, (3 Month Term SOFR + 1.45%), 10/15/30 (f)	2,462	2,463
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	6,958
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 6.00%, (1 Month Term SOFR + 0.65%), 03/25/36 (f) (j)	3,718	1,777
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 3.43%, 04/28/37 (f)	23,904	5,442
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 06/25/34 (f)	3,532	3,097
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (f) (j)	2,993	2,578
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 07/21/36 (f) (j)	4,582	2,322
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	76
Series 2023-A2-1, 9.75%, 12/15/27	88	88
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 7.35%, (3 Month Term SOFR + 2.02%), 05/23/39 (f)	9,680	9,232
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 6.24%, (1 Month Term SOFR + 0.89%), 10/25/34 (f) (j)	1,328	1,306
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.50%, 06/25/36 (f)	2,198	1,394
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.50%, (1 Month Term SOFR + 0.51%), 05/25/35 (f)	900	553
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 6.00%, (1 Month Term SOFR + 0.65%), 05/25/36 (f) (j)	964	759
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	891	811
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 6.54%, (1 Month Term SOFR + 1.19%), 07/25/35 (f)	6,198	5,915
J.P. Morgan Mortgage Trust 2023-DSC1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (f)	4,408	4,146
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (f)	4,909	4,943
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (f)	2,600	2,457
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 4.66%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (f) (g) (j)	9,098	9,682
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 11/17/36 (f) (j)	15,279	15,218
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.96%, (1 Month Term SOFR + 0.61%), 08/25/47 (f) (j)	2,305	2,115
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 6.51%, (3 Month Term SOFR + 1.18%), 10/18/30 (f)	7,636	7,644
Magnetite XXV, Limited
Series 2020-A-25A, 6.79%, (3 Month Term SOFR + 1.46%), 01/26/32 (f)	3,226	3,230
Magnetite XXXIX Ltd
Series 2023-A-39A, 6.93%, (3 Month Term SOFR + 1.55%), 10/25/33 (f)	7,400	7,432
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 6.45%, (SONIA + 1.22%), 10/15/48, GBP (f) (g)	3,109	3,701
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 6.53%, (3 Month Term SOFR + 1.20%), 04/15/32 (f)	9,900	9,905
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 7.32%, (1 Month Term SOFR + 1.97%), 06/25/35 (f) (j)	2,828	2,856
Series 2005-A4-NC2, REMIC, 6.16%, (1 Month Term SOFR + 0.81%), 11/25/35 (f) (j)	8,839	5,146
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 6.36%, (1 Month Term SOFR + 1.01%), 01/25/35 (f) (j)	3,015	2,938
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (j)	987	641
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (j)	14,081	13,550
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,594
Morgan Stanley Capital I Trust 2018-Sun
Series 2018-D-SUN, REMIC, 7.03%, (1 Month Term SOFR + 1.70%), 07/16/35 (f) (j)	9,562	9,559
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 12/15/38 (f)	2,929	2,545
Series 2021-E-230P, REMIC, 8.52%, (1 Month Term SOFR + 3.19%), 12/15/38 (f)	1,800	1,521
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 5.99%, (12 Month Treasury Average + 0.84%), 05/25/47 (f)	1,481	1,182
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.87%, (3 Month Term SOFR + 0.53%), 12/15/39 (f)	1,138	1,086
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 6.35%, (SOFR 30-Day Average + 1.01%), 02/25/33 (f)	5,987	5,936
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	2,795	2,794
Newgate Funding PLC
Series 2007-A3-2X, 5.51%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (f) (g)	3,035	3,730
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.94%, (1 Month Term SOFR + 0.29%), 03/25/37 (f) (j)	37,161	11,882
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	2,918	2,932
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.33%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (e) (f)	6,221	6,681
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 6.49%, (1 Month Term SOFR + 1.15%), 05/25/35 (f) (j)	4,461	3,268
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 6.31%, (1 Month Term SOFR + 0.97%), 08/25/35 (f) (j)	1,733	1,628
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 6.06%, (1 Month Term SOFR + 0.71%), 07/25/37 (f) (j)	3,033	2,902
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.92%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (f) (g) (j)	1,162	1,457
Pretium Mortgage Credit Partners I, L.P.
Series 2023-A1-RN1, 8.23%, 09/25/26 (j)	6,207	6,302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 7.41%, (1 Month Term SOFR + 2.06%), 04/25/35 (f) (j)	3,738	3,428
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (j)	19,851	6,670
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (j)	2,934	1,078
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	5,778	5,808
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,648	1,392
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.06%, (1 Month Term SOFR + 0.71%), 04/25/37 (f)	756	605
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 5.99%, (1 Month Term SOFR + 0.91%), 03/25/35 (f) (j)	463	400
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 6.10%, (1 Month Term SOFR + 0.76%), 01/25/35 (f) (j)	66	73
Series 2005-M2-FR3, REMIC, 6.43%, (1 Month Term SOFR + 1.09%), 04/25/35 (f) (j)	887	783
Series 2006-M3-OP1, REMIC, 6.07%, (1 Month Term SOFR + 0.73%), 10/25/35 (f) (j)	3,033	2,983
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 6.16%, (1 Month Term SOFR + 0.82%), 10/25/35 (f) (j)	4,975	4,421
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 4.45%, (1 Month EURIBOR + 0.85%), 01/24/61, EUR (f)	13,830	14,796
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 4.85%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (f) (g)	10,367	11,104
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 6.25%, (SOFR 30-Day Average + 0.91%), 03/25/26 (f)	6,104	6,035
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,299	2,145
Series 2022-A1B-B, REMIC, 6.78%, (SOFR 30-Day Average + 1.45%), 02/16/55 (f)	2,299	2,304
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 7.17%, (SOFR 30-Day Average + 1.85%), 05/16/50 (f)	2,257	2,301
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 0.00%, (SOFR 30-Day Average + 1.25%), 07/05/53 (f)	3,900	3,875
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 6.71%, (3 Month Term SOFR + 1.38%), 01/21/31 (f)	5,062	5,062
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 6.60%, (3 Month Term SOFR + 1.28%), 01/26/32 (f)	12,700	12,717
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 6.63%, (1 Month Term SOFR + 1.28%), 04/25/35 (f) (j)	2,810	2,594
Series 2005-M2-OPT2, REMIC, 6.30%, (1 Month Term SOFR + 0.95%), 08/25/35 (f) (j)	9,084	7,997
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 06/25/37 (f) (j)	16,506	8,712
Spirit Airlines, Inc.
Series 2017-AA-1, 3.38%, 02/15/30	269	236
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 6.28%, (1 Month Term SOFR + 0.94%), 06/25/34 (f) (j)	3,515	3,264
Series 2005-M2-HE1, REMIC, 6.18%, (1 Month Term SOFR + 0.83%), 07/25/35 (f) (j)	980	905
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 6.16%, (1 Month Term SOFR + 0.81%), 05/25/37 (f) (j)	15,387	10,362
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.66%, (1 Month Term SOFR + 0.31%), 06/25/37 (f) (j)	12,760	7,989
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	11,193	10,352
Trinitas CLO IX, Ltd.
Series 2018-ARR-9A, 6.71%, (3 Month Term SOFR + 1.38%), 01/20/32 (f)	3,166	3,168
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 7.18%, (3 Month Term SOFR + 1.83%), 09/20/39 (f)	1,182	1,136
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	808	740
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,488	1,486
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 06/25/67 (j)	4,888	4,834
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (f)	6,632	6,606
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.66%, (1 Month Term SOFR + 0.36%), 04/25/37 (f) (j)	36,651	13,012
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 6.24%, (1 Month Term SOFR + 0.89%), 06/25/45 (f) (j)	1,351	1,342
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.74%, 09/25/35 (f)	2,515	2,263
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 5.85%, (12 Month Treasury Average + 0.70%), 04/25/47 (f)	999	828
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 5.97%, 12/25/37 (f)	12,496	10,979
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (f)	800	802
Total Non-U.S. Government Agency Asset-Backed Securities (cost $704,582)		654,815
CORPORATE BONDS AND NOTES 11.7%
Financials 5.0%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,240	2,014
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (g)	100	102
Banco Bilbao Vizcaya Argentaria, S.A.
6.03%, 03/13/35	800	797
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	465
Banco Santander, S.A.
6.53%, 11/07/27 (l)	1,500	1,528
6.61%, 11/07/28 (l) (m)	1,200	1,259
Barclays PLC
6.49%, 09/13/29	1,200	1,243
7.44%, 11/02/33 (l)	2,200	2,414
6.22%, 05/09/34	1,077	1,105
6.69%, 09/13/34 (l)	1,400	1,480
BPCE
6.71%, 10/19/29 (e)	1,650	1,710
7.00%, 10/19/34 (e)	1,400	1,496
CaixaBank, S.A.
6.84%, 09/13/34 (e) (m)	1,100	1,160
Credit Suisse Group AG
4.92%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (f) (g) (l)	800	859
3.25%, 04/02/26, EUR (g) (l)	550	585
7.75%, 03/01/29, EUR (g) (l)	2,350	2,841
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (l)	9,500	7,921
Ford Motor Credit Company LLC
5.80%, 03/08/29 (m)	1,100	1,096

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
3.97%, 05/22/30	600	561
2.85%, 06/04/31 (l)	5,040	4,348
6.25%, 03/09/34 (m)	2,800	2,914
Lloyds Banking Group PLC
5.68%, 01/05/35 (l)	700	695
Nationwide Building Society
4.30%, 03/08/29 (e)	1,600	1,531
NatWest Group PLC
4.89%, 05/18/29 (l)	200	196
5.08%, 01/27/30 (l)	2,800	2,739
4.45%, 05/08/30 (l)	2,000	1,916
5.78%, 03/01/35 (l)	1,000	1,002
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (e) (n)	6,449	4,220
Rio Oil Finance Trust
8.20%, 04/06/28 (e)	173	176
Santander UK Group Holdings PLC
3.82%, 11/03/28 (l) (m)	1,800	1,700
6.53%, 01/10/29 (l)	1,000	1,027
Societe Generale
6.69%, 01/10/34 (e) (l)	200	205
Stichting AK Rabobank Certificaten II
6.50%, EUR (f) (g) (j) (o)	4,401	5,108
UBS Group AG
6.33%, 12/22/27 (e)	4,400	4,469
6.25%, 09/22/29 (e)	3,000	3,079
4.19%, 04/01/31 (e) (l)	700	653
3.09%, 05/14/32 (e)	1,550	1,322
6.54%, 08/12/33 (e) (l)	2,850	2,981
9.02%, 11/15/33 (e) (l)	300	362
5.96%, 01/12/34 (e) (l)	925	939
5.70%, 02/08/35 (e) (l)	200	199
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (e) (h) (i) (p)	1,354	154
Wells Fargo & Company
6.30%, 10/23/29	2,400	2,491
		75,062
Utilities 1.6%
Pacific Gas And Electric Company
3.40%, 08/15/24	721	719
3.50%, 06/15/25	577	564
3.30%, 03/15/27 - 12/01/27	1,347	1,263
3.00%, 06/15/28	3,343	3,055
3.75%, 07/01/28	975	916
4.55%, 07/01/30 (m)	7,254	6,876
4.40%, 03/01/32	1,000	915
4.30%, 03/15/45	10,743	8,212
4.95%, 07/01/50	1,834	1,512
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (g) (h) (i)	400	145
		24,177
Energy 1.3%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,750
Gaz Capital S.A.
0.00%, 03/23/27 (g) (h) (i)	800	512
Gaz Finance PLC
0.00%, 06/29/27 (g) (h) (i)	200	127
2.95%, 01/27/29 (g) (h)	6,400	3,404
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/37 (g) (h) (i)	1,590	184
Petroleos Mexicanos
6.70%, 02/16/32	7,889	6,591
6.95%, 01/28/60 (m)	1,190	785
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	57	51
5.75%, 09/30/39 (e)	628	607
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	2,200	1,999
Venture Global LNG, Inc.
8.13%, 06/01/28 (e)	1,600	1,650
9.50%, 02/01/29 (e)	200	219
8.38%, 06/01/31 (e)	700	726
9.88%, 02/01/32 (e)	800	871
		19,476
Communication Services 1.2%
Altice France
4.13%, 01/15/29, EUR (g)	100	71
Altice France Holding S.A.
8.13%, 02/01/27 (e)	200	150
5.50%, 01/15/28 (e)	400	274
DISH DBS Corporation
5.25%, 12/01/26 (e)	2,590	2,046
5.75%, 12/01/28 (e)	2,090	1,438
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	9,103	8,491
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	6,066
		18,536
Consumer Discretionary 0.9%
Carvana Co.
12.00%, 12/01/28 (e) (q)	1,039	1,120
13.00%, 06/01/30 (e) (q)	2,475	2,710
14.00%, 06/01/31 (e) (q)	2,931	3,297
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	105	128
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	1,941
4.35%, 09/17/27 (e)	4,300	4,106
4.81%, 09/17/30 (e) (m)	300	278
		13,580
Health Care 0.6%
Bayer US Finance LLC
6.25%, 01/21/29 (e)	3,700	3,778
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	4,992
		8,770
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	5,832
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (g)	2,300	2,328
		8,160
Real Estate 0.4%
Country Garden Holdings Company Limited
0.00%, 01/17/25 - 10/22/30 (g) (h) (i)	1,800	151
EPR Properties
4.75%, 12/15/26	32	31
4.95%, 04/15/28	90	86
GLP Financing, LLC
5.25%, 06/01/25	54	54
5.30%, 01/15/29	268	264
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	670
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (g)	3,000	3,046
Uniti Group Inc.
10.50%, 02/15/28 (e)	1,728	1,699
6.50%, 02/15/29 (e)	507	323
		6,324
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (r)	943	934
Industrials 0.1%
Boeing Company, The
6.53%, 05/01/34 (e) (r)	300	307
6.86%, 05/01/54 (e)	300	307
7.01%, 05/01/64 (e) (m) (r)	200	204
		818
Total Corporate Bonds And Notes (cost $190,362)		175,837
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Health Care 1.2%
Envision Healthcare Corporation
2023 First Out Term Loan, 11.19%, (SOFR + 5.75%), 07/20/26 (f) (p)	2,591	2,591
2023 Last Out Term Loan, 14.31%, (3 Month SOFR + 8.88%), 11/03/28 (f) (p)	15,167	15,167
		17,758
Industrials 0.7%
American Airlines, Inc.
2021 Term Loan, 10.33%, (3 Month SOFR + 4.75%), 03/10/28 (f)	4,560	4,705
TransDigm, Inc.
2024 Term Loan I, 8.06%, (SOFR + 2.75%), 08/24/28 (f)	6,198	6,207
		10,912
Utilities 0.3%
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (f) (p)	4,233	4,057
Communication Services 0.2%
Altice France S.A.
2023 USD Term Loan B14, 0.00%, (SOFR + 5.50%), 08/31/28 (f) (s)	200	146
2023 USD Term Loan B14, 10.83%, (SOFR + 5.50%), 08/31/28 (f)	800	585
Syniverse Holdings, Inc.
2022 Term Loan, 12.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,508	1,464
Windstream Services LLC
2022 Incremental Term Loan, 9.43%, (3 Month SOFR + 4.00%), 02/28/27 (f)	1,000	997
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (SOFR + 6.25%), 08/24/27 (f)	542	541
		3,733
Materials 0.2%
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.83%, (SOFR + 5.50%), 01/04/30 (f)	2,475	2,328
EUR Term Loan B1, 9.37%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (f)	1,300	1,332
Westmoreland Coal Company
PIK Term Loan, 8.00%, 03/15/29 (f) (p) (q)	25	15
		3,675
Information Technology 0.2%
AI Silk Midco Limited
EUR Term Loan B, 8.79%, (3 Month EURIBOR + 5.00%), 02/21/31, EUR (f)	1,000	1,058
Poseidon Bidco SASU
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (f) (s)	2,100	2,102
		3,160
Consumer Staples 0.1%
Market Bidco Limited
EUR Term Loan B1, 8.58%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (f)	801	854
Energy 0.0%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 6.44%, (SOFR + 3.00%), 06/30/25 (f)	73	33
2020 Make Whole Term Loan, 8.44%, (SOFR + 3.00%), 06/30/27 (f)	21	10
		43
Total Senior Floating Rate Instruments (cost $44,082)		44,192
COMMON STOCKS 1.1%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (h)	515	726
iHeartMedia, Inc. (h) (p)	91	89
iHeartMedia, Inc. - Class A (h) (m)	124	136
Intelsat Jackson Holdings, Ltd. (h) (p)	124	4,608
Windstream Holdings, Inc. (h) (p)	109	1,822
		7,381
Health Care 0.3%
Amsurg Corp. (h) (p)	101	5,022
Consumer Discretionary 0.3%
NMG Parent LLC (h) (p)	32	4,266
Financials 0.0%
UBS Group AG	4	121
Voyager Common Shares (h) (p)	—	—
Voyager Preferred Units (h) (p)	2	—
Real Estate 0.0%
Uniti Group Inc.	40	118
Energy 0.0%
WestMet Group Holdings (h) (p)	1	3
Materials 0.0%
Westmoreland Coal Company (h) (p)	1	2
Total Common Stocks (cost $17,508)		16,913
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (p)	—	—
Intelsat Jackson Holdings, Ltd. (h) (p)	1	3
Total Warrants (cost $7)		3
SHORT TERM INVESTMENTS 1.6%
Treasury Securities 0.9%
Presidencia da Republica
9.17%, 01/01/25, BRL	83,000	14,103
U.S. Treasury Bill 0.3%
Treasury, United States Department of
5.28%, 07/30/24 (d)	225	224
5.31%, 09/24/24 (d)	465	459
5.29%, 10/22/24 (d)	4,100	4,033
		4,716
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.21% (t) (u)	3,906	3,906
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (t) (u)	1,699	1,699
Total Short Term Investments (cost $25,953)		24,424
Total Investments 149.2% (cost $2,356,207)		2,251,626
Total Forward Sales Commitments (0.5)% (proceeds $7,524)		(7,454)
Other Derivative Instruments 0.1%		1,455
Other Assets and Liabilities, Net (48.8)%		(736,799)
Total Net Assets 100.0%		1,508,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $816,823.

(b) All or a portion of the security is subject to a written call option.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $109,246 and 7.2% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Convertible security.

(m) All or a portion of the security was on loan as of June 30, 2024.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(s) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 08/15/54 (a)	(7,900)	(7,454)
Total Government And Agency Obligations (proceeds $7,524)		(7,454)
Total Forward Sales Commitments (0.5%) (proceeds $7,524)		(7,454)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $7,524.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	5,176	195,512	196,782	120	—	—	3,906	0.3
JNL Government Money Market Fund, 5.31% - Class SL	211	18,200	16,712	34	—	—	1,699	0.1
	5,387	213,712	213,494	154	—	—	5,605	0.4

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.78%, 12/15/38	02/19/20	1,093	1,031	0.1
Altice France, 4.13%, 01/15/29	05/14/24	73	71	—
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	99	102	—
Country Garden Holdings Company Limited, 0.00%, 01/17/25	01/13/22	553	51	—
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	33	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	33	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	34	—
Credit Suisse Group AG, 4.92%, 01/16/26	03/15/23	675	859	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	459	585	0.1
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,274	2,841	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.88%, 06/13/45	09/02/20	14,000	13,061	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 6.03%, 09/13/45	10/15/18	30	29	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	512	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	127	—
Gaz Finance PLC, 2.95%, 01/27/29	01/20/21	6,400	3,404	0.2
Gobierno de la Provincia de Buenos Aires, 106.59%, 04/12/25	09/19/19	49	4	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,721	3,046	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 4.66%, 09/25/62	03/21/23	9,688	9,682	0.7
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 6.45%, 10/15/48	02/19/20	3,944	3,701	0.3
Market Bidco Finco PLC, 4.75%, 11/04/27	05/30/22	2,222	2,328	0.2
Ministry of Finance, 3.80%, 05/13/60	05/12/20	2,818	1,550	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	2,720	0.2
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	2,058	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/14/22	158	294	—
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	257	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,952	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,952	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	420	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	140	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	228	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	3,078	0.2
Newgate Funding PLC, Series 2007-A3-2X, 5.51%, 12/15/50	11/28/17	3,888	3,730	0.3
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	11/03/17	88	56	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	57	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	36	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	35	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.92%, 12/15/40	10/06/22	1,261	1,457	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 0.00%, 11/09/28	09/29/22	95	145	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	213	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	167	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	60	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	164	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	54	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	297	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	8	—
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 4.85%, 02/24/71	03/21/23	11,121	11,104	0.7
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,407	5,108	0.3
		82,760	78,874	5.2

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	September 2024	AUD	28,341	—	(42)
United States 10 Year Ultra Bond	83	September 2024		9,360	(40)	63
United States 2 Year Note	15	October 2024		3,061	—	2
United States 5 Year Note	451	October 2024		47,860	(49)	207
					(89)	230
Short Contracts
3 Month SOFR Index	(35)	September 2024		(8,539)	—	257
3 Month SOFR Index	(32)	December 2024		(7,815)	(1)	227
3 Month SOFR Index	(27)	March 2025		(6,599)	—	176
3 Month SOFR Index	(25)	June 2025		(6,113)	—	149
3 Month SOFR Index	(29)	September 2025		(7,093)	(1)	156
3 Month SOFR Index	(23)	December 2025		(5,626)	—	113
3 Month SOFR Index	(31)	March 2026		(7,583)	—	141
3 Month SOFR Index	(27)	June 2026		(6,603)	—	114
Euro Bund	(57)	September 2024	EUR	(7,405)	24	(105)
United States 10 Year Note	(401)	September 2024		(43,623)	106	(481)
United States Long Bond	(499)	September 2024		(58,491)	499	(547)
United States Ultra Bond	(254)	September 2024		(31,479)	421	(359)
					1,048	(159)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	(2)	28
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	(2)	29
28-Day MEXIBOR (M)	Receiving	9.26	(M)	06/03/27	MXN	8,500	(1)	9
28-Day MEXIBOR (M)	Receiving	9.07	(M)	06/03/27	MXN	14,400	(2)	19
28-Day MEXIBOR (M)	Receiving	9.34	(M)	06/03/27	MXN	16,100	(2)	14
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	9
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	39
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	4
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	6
28-Day MEXIBOR (M)	Receiving	8.77	(M)	03/01/29	MXN	4,200	(1)	8
28-Day MEXIBOR (M)	Receiving	8.78	(M)	03/01/29	MXN	4,300	(1)	8
28-Day MEXIBOR (M)	Receiving	8.76	(M)	03/01/29	MXN	8,400	(1)	16
28-Day MEXIBOR (M)	Receiving	8.72	(M)	03/07/29	MXN	2,000	—	4
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/07/29	MXN	3,200	—	6
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/07/29	MXN	5,200	(1)	10
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	2,300	—	5
28-Day MEXIBOR (M)	Receiving	8.67	(M)	05/31/29	MXN	3,600	—	8
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	5,100	(1)	11
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	6,500	(1)	13
28-Day MEXIBOR (M)	Receiving	8.81	(M)	05/29/31	MXN	4,400	—	9
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	(1)	13
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	(3)	53
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	(1)	20
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	(2)	48
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	8
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	7	(1,715)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	1	(314)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	1	(313)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	3	(532)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	1	(129)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(4)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	1	(52)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	1	(88)
28-Day MEXIBOR (M)	Paying	8.30	(M)	06/16/28	MXN	19,600	2	(43)
28-Day MEXIBOR (M)	Paying	8.51	(M)	07/24/28	MXN	32,900	4	(76)
28-Day MEXIBOR (M)	Paying	8.44	(M)	07/25/28	MXN	43,400	6	(106)
28-Day MEXIBOR (M)	Paying	8.47	(M)	07/26/28	MXN	21,900	3	(52)
28-Day MEXIBOR (M)	Paying	8.55	(M)	07/27/28	MXN	11,100	1	(25)
28-Day MEXIBOR (M)	Paying	8.56	(M)	07/27/28	MXN	66,000	8	(146)
28-Day MEXIBOR (M)	Paying	8.62	(M)	07/28/28	MXN	13,600	2	(28)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	27,000	3	(56)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	5,400	1	(11)
28-Day MEXIBOR (M)	Paying	8.65	(M)	07/28/28	MXN	13,700	2	(28)
28-Day MEXIBOR (M)	Paying	8.66	(M)	07/28/28	MXN	13,500	2	(27)
28-Day MEXIBOR (M)	Paying	8.60	(M)	07/31/28	MXN	24,500	3	(51)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	2
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	1
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	(1)	5
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	3
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	2
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	4
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	4
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	4
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	(1)	9
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	3
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	(1)	9
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	4
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	5
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	(1)	6
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	(1)	6
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	2
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	(12)	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	7
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	20
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	17
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	7
6M EURIBOR (S)	Receiving	3.27	(A)	11/08/28	EUR	2,800	3	(43)
6M EURIBOR (S)	Receiving	3.26	(A)	11/22/28	EUR	1,300	1	(20)
6M EURIBOR (S)	Receiving	2.92	(A)	12/13/28	EUR	3,200	4	(1)
6M EURIBOR (S)	Receiving	2.88	(A)	12/19/28	EUR	2,600	3	3
6M EURIBOR (S)	Receiving	2.95	(A)	12/29/28	EUR	1,700	2	(4)
6M EURIBOR (S)	Receiving	2.76	(A)	01/03/29	EUR	1,900	3	12
6M EURIBOR (S)	Receiving	2.82	(A)	06/26/29	EUR	2,300	3	7
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	7	876
6M EURIBOR (S)	Receiving	3.25	(A)	11/06/33	EUR	1,700	6	(63)
6M EURIBOR (S)	Receiving	3.15	(A)	11/20/33	EUR	1,700	6	(48)
6M EURIBOR (S)	Receiving	3.13	(A)	12/04/33	EUR	1,100	4	(29)
6M EURIBOR (S)	Receiving	2.99	(A)	12/08/33	EUR	1,900	7	(26)
6M EURIBOR (S)	Receiving	2.97	(A)	12/15/33	EUR	2,300	8	(29)
6M EURIBOR (S)	Receiving	2.89	(A)	12/22/33	EUR	2,100	8	(12)
6M EURIBOR (S)	Receiving	2.65	(A)	01/08/34	EUR	2,300	8	38
6M EURIBOR (S)	Receiving	2.67	(A)	04/03/34	EUR	1,000	3	15
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	27	3,066
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	14	1,510
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	14	1,377
6M EURIBOR (S)	Receiving	2.50	(A)	09/18/54	EUR	24,600	184	785
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	—	(5)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	(3)	(535)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	(4)	(537)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	(5)	(620)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	(3)	(301)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	(3)	58
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	(3)	64
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	(3)	(14)
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	(4)	(6)
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	(3)	(13)
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	(3)	5
6M EURIBOR (S)	Paying	2.75	(A)	09/18/29	EUR	33,700	(48)	(548)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(67)	(1,815)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(18)	(125)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	(5)	62
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	(6)	(10)
6M EURIBOR (S)	Paying	2.75	(A)	09/18/34	EUR	30,600	(112)	(601)
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	(32)	273
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	153	2,555
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	91	1,656
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	1,422,000	1	2
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	13	152
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	731,000	1	3
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	13	209
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	6	106
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(4)	(32)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(2)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(3)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	(1)
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	(1)
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	—
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(4)	(38)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(6)	(57)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(8)	(77)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(12)	(104)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(13)	(105)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(13)	(109)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	(1)	(1)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	(1)	(4)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	(1)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	(3)	(22)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(4)	(36)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(6)	(58)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	(5)	(48)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	(8)	(67)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	(8)	(69)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(14)	(132)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(15)	(151)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	(13)	(114)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	(14)	(108)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	(16)	(141)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	(16)	(135)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	(19)	(150)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	(19)	(156)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(26)	(242)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	3	17
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/54	GBP	1,700	16	95
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	09/18/29	GBP	88,900	(101)	(1,000)
Sterling Overnight Index Average Rate (A)	Paying	4.32	(A)	10/20/33	GBP	1,000	(3)	44
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	(2)	(177)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	(2)	(174)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	(4)	(395)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(4)	(187)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(4)	(225)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(7)	(334)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(4)	(166)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(5)	(264)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(10)	(458)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(8)	(366)
U.S. SOFR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	247
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	165
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(2)	532
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	24	809
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	12	470
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(1)	526
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(1)	527
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	(1)	764
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	(1)	584
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(1)	245
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(2)	2,597
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(45)	10,319
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	67
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(1)	413
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	—	122
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(1)	299
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(3)	919
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	(3)	657
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	(2)	498
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	3	476
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	1	3
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	1	204
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	—	315
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	3	47
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	27	49
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	1	233
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	6	96
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	10	165
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		53,380	94	1,181
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	1	391
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		400	1	2
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	4	711
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	14	104
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	6	1,235
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	3	774
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	2	378
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	5	704
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	115	13,576
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	169	2,833
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	4	300
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30		200	1	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	1	5
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	1	3
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	1	4
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	5
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	5
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	5
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	1	5
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	5
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	1	6
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	1	10
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	1	7
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	1	9
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	1	9
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	1	13
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	1	9
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	1	12
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	1	11
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	1	11
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	16
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	16
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	16
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	2	12
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	3	21
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	5	6
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	156	536
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	20	194
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	95	5,144
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	28	208
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	59	373
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	73	5,628
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	25	239
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	545	2,672
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	327	1,749
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	14	129
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	50	585
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	13	(54)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	13	(13)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	7	12
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	7	10
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	7	14
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	7	20
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	7	26
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	13	57
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	13	69
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	7	34
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	—	(19)
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	4	254
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	7	426
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	18	1,117
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	92	5,450
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	33	2,139
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	43	1,366
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	5	305
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	362	1,964
U.S. SOFR (A)	Paying	2.92	(A)	10/17/24	9,400	—	(73)
U.S. SOFR (A)	Paying	3.02	(A)	10/28/24	3,800	(1)	(31)
U.S. SOFR (A)	Paying	2.97	(A)	10/31/24	3,700	(1)	(31)
U.S. SOFR (A)	Paying	3.14	(A)	10/31/24	3,700	(1)	(29)
U.S. SOFR (A)	Paying	3.19	(A)	10/31/24	3,700	(1)	(29)
U.S. SOFR (A)	Paying	3.23	(A)	10/31/24	3,700	(1)	(28)
U.S. SOFR (A)	Paying	2.84	(A)	11/05/24	3,700	(1)	(34)
U.S. SOFR (A)	Paying	3.09	(A)	11/12/24	3,700	(1)	(32)
U.S. SOFR (A)	Paying	2.91	(A)	11/18/24	3,700	(1)	(36)
U.S. SOFR (A)	Paying	3.75	(A)	11/25/24	7,200	(1)	(49)
U.S. SOFR (A)	Paying	3.65	(A)	11/26/24	7,200	(1)	(52)
U.S. SOFR (A)	Paying	3.65	(A)	12/09/24	7,300	(1)	(57)
U.S. SOFR (A)	Paying	3.75	(A)	12/13/24	7,300	—	(55)
U.S. SOFR (A)	Paying	2.69	(A)	04/04/25	2,000	—	(38)
U.S. SOFR (A)	Paying	2.70	(A)	04/04/25	12,000	—	(225)
U.S. SOFR (A)	Paying	2.72	(A)	04/10/25	4,000	—	(75)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	2.79	(A)	04/10/25	3,200	—	(59)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	4	(591)
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	4	(443)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	7	(2,657)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	1	(265)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	1	(279)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	17	(3,644)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	1	(266)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	14	(2,298)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	8	(1,463)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	(1)	(155)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(1)	(184)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(2)	(140)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(1)	(59)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	(1)	(98)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(17)	(1,724)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(14)	(267)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	(6)	(1,452)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	(4)	(759)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	(1)	(117)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	(1)	(192)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(11)	(48)
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(4)	(13)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(220)	(12,180)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(2)	7
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(3)	(75)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(3)	(72)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(10)	(129)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(9)	(133)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(4)	(41)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(33)	(347)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(32)	(3,005)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(161)	(7,476)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	(5)	(360)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	(4)	(339)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	(3)	(238)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	(3)	(209)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	(4)	(284)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	(6)	(450)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(11)	(160)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(14)	(116)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(22)	(170)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(43)	(291)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(22)	(67)
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	(7)	(25)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(25)	(71)
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(12)	(29)
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(11)	(11)
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(26)	24
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(13)	38
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(13)	33
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(13)	46
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	(8)	53
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(20)	132
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	(5)	(7)
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(46)	19
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	(7)	(21)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	(4)	(12)
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(13)	(54)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(13)	(50)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	(7)	(32)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	(6)	(21)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(26)	(37)
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	(7)	(25)
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	(14)	(11)
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	(15)	(2)
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	(13)	23
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	(13)	24
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	(13)	31
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	(32)	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	(66)	103
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	300	(2)	(3)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	(106)	(5,195)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	(2)	(112)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	(2)	(109)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(18)	(143)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(46)	(197)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(12)	9
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(12)	15
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(14)	16
						1,132	24,096

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.49	1.00	12/20/25	(500)	4	—	(2)
AT&T Inc. (Q)	0.68	1.00	06/20/28	(3,700)	58	2	97
CDX.EM.32.V4 (Q)	0.28	1.00	12/20/24	(1,275)	4	—	25
CDX.EM.34.V3 (Q)	1.99	1.00	12/20/25	(2,944)	(28)	—	105
CDX.EM.36.V3 (Q)	1.27	1.00	12/20/26	(12,236)	(58)	1	488
CDX.EM.38 (Q)	1.47	1.00	12/20/27	(1,600)	(23)	(1)	113
CDX.EM.39 (Q)	1.54	1.00	06/20/28	(900)	(16)	—	45
CDX.EM.40 (Q)	1.68	1.00	12/20/28	(5,000)	(124)	—	117
CDX.EM.41 (Q)	0.00	1.00	06/20/29	(3,000)	(96)	—	14
CDX.NA.HY.34.V12 (Q)	1.47	5.00	06/20/25	(356)	12	—	(15)
CDX.NA.HY.35.V4 (Q)	1.65	5.00	12/20/25	(194)	9	—	(8)
CDX.NA.HY.36.V4 (Q)	1.97	5.00	06/20/26	(9,118)	540	(12)	(309)
CDX.NA.HY.37.V4 (Q)	2.19	5.00	12/20/26	(2,716)	184	(4)	36
CDX.NA.HY.39.V3 (Q)	3.00	5.00	12/20/27	(490)	30	(1)	36
CDX.NA.HY.40.V2 (Q)	3.22	5.00	06/20/28	(297)	19	—	13
CDX.NA.HY.41.V2 (Q)	3.41	5.00	12/20/28	(13,761)	874	(14)	659
CDX.NA.HY.42 (Q)	0.00	5.00	06/20/29	(26,600)	1,661	(27)	(143)
CDX.NA.IG.41 (Q)	0.53	1.00	12/20/28	(2,300)	48	—	12
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(32,500)	665	(6)	(46)
EADS Finance (Q)	0.25	1.00	06/20/26	(6,500)	97	—	(67)
EADS Finance (Q)	0.37	1.00	06/20/28	(100)	2	—	—
Ford Motor Credit Company LLC (Q)	0.49	5.00	06/20/25	(600)	27	—	(4)
Ford Motor Credit Company LLC (Q)	0.58	5.00	12/20/25	(900)	58	(1)	25
General Electric Company (Q)	0.22	1.00	06/20/26	(4,500)	76	—	24
Rolls-Royce Group PLC (Q)	0.38	1.00	12/20/25	(4,400)	45	(1)	491
Rolls-Royce Group PLC (Q)	0.52	1.00	12/20/26	(1,300)	19	(1)	76
Rolls-Royce Group PLC (Q)	0.62	1.00	06/20/27	(1,500)	24	(1)	172
Verizon Communications Inc. (Q)	0.35	1.00	12/20/24	(2,400)	9	—	2
Verizon Communications Inc. (Q)	0.60	1.00	06/20/28	(3,900)	68	2	74
Verizon Communications Inc. (Q)	0.64	1.00	12/20/28	(900)	15	—	18
					4,203	(64)	2,048

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Sep. 2024	GSC	Call		112.00	07/26/24	7	784	(3)
United States 10 Year Note Future, Sep. 2024	GSC	Put		109.00	07/26/24	7	763	(11)
								(14)
Foreign Currency Options
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/06/25	2,000,000	2,000	(128)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/MXN Spot Rate	DUB	Call	MXN	18.10	02/11/25	943,000		943	(63)
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/13/25	2,358,000		2,358	(153)
									(344)
Interest Rate Swaptions
3M LIBOR, 07/10/34	BOA	Call		3.80	07/08/24	2,200,000		2,200	(4)
3M LIBOR, 07/30/34	CIT	Call		3.71	07/26/24	1,500,000		1,500	(5)
3M LIBOR, 07/08/34	GSC	Call		3.84	07/03/24	3,300,000		3,300	(4)
3M LIBOR, 07/17/29	GSC	Call		3.69	07/15/24	4,700,000		4,700	(2)
3M LIBOR, 07/22/34	GSC	Call		3.63	07/18/24	4,700,000		4,700	(5)
3M LIBOR, 07/26/34	GSC	Call		3.54	07/24/24	4,600,000		4,600	(4)
3M LIBOR, 07/26/34	GSC	Call		3.65	07/24/24	4,700,000		4,700	(9)
3M LIBOR, 07/09/34	JPM	Call		3.80	07/05/24	1,200,000		1,200	(1)
3M LIBOR, 07/25/34	JPM	Call		3.64	07/23/24	1,300,000		1,300	(2)
3M LIBOR, 07/10/34	BOA	Put		4.35	07/08/24	2,200,000		2,200	—
3M LIBOR, 07/30/34	CIT	Put		4.06	07/26/24	1,500,000		1,500	(6)
3M LIBOR, 07/08/34	GSC	Put		4.19	07/03/24	3,300,000		3,300	—
3M LIBOR, 07/17/29	GSC	Put		4.14	07/15/24	4,700,000		4,700	(10)
3M LIBOR, 07/22/34	GSC	Put		3.98	07/18/24	4,700,000		4,700	(24)
3M LIBOR, 07/26/34	GSC	Put		4.00	07/24/24	4,600,000		4,600	(25)
3M LIBOR, 07/26/34	GSC	Put		4.00	07/24/24	4,700,000		4,700	(26)
3M LIBOR, 07/09/34	JPM	Put		4.15	07/05/24	1,200,000		1,200	—
3M LIBOR, 07/25/34	JPM	Put		3.99	07/23/24	1,300,000		1,300	(7)
6M EURIBOR, 07/05/34	BCL	Call		3.70	07/05/24	1,400,000	GBP	1,400	(1)
6M EURIBOR, 07/08/29	GSC	Call		2.70	07/04/24	2,300,000	EUR	2,300	—
6M EURIBOR, 07/17/34	GSC	Call		2.55	07/15/24	1,100,000	EUR	1,100	—
6M EURIBOR, 07/22/34	GSC	Call		2.55	07/18/24	1,500,000	EUR	1,500	(1)
6M EURIBOR, 07/03/34	JPM	Call		3.80	07/03/24	1,200,000	GBP	1,200	(2)
6M EURIBOR, 07/17/29	JPM	Call		2.61	07/15/24	1,600,000	EUR	1,600	—
6M EURIBOR, 07/05/34	BCL	Put		4.07	07/05/24	1,400,000	GBP	1,400	—
6M EURIBOR, 07/08/29	GSC	Put		3.00	07/04/24	2,300,000	EUR	2,300	(1)
6M EURIBOR, 07/17/34	GSC	Put		2.88	07/15/24	1,100,000	EUR	1,100	(5)
6M EURIBOR, 07/22/34	GSC	Put		2.89	07/18/24	1,500,000	EUR	1,500	(6)
6M EURIBOR, 07/03/34	JPM	Put		4.15	07/03/24	1,200,000	GBP	1,200	—
6M EURIBOR, 07/17/29	JPM	Put		2.94	07/15/24	1,600,000	EUR	1,600	(3)
U.S. SOFR, 07/31/34	GSC	Call		3.71	07/29/24	3,700,000		3,700	(13)
U.S. SOFR, 07/31/34	GSC	Put		4.11	07/29/24	3,700,000		3,700	(13)
									(179)
Options on Securities
Federal National Mortgage Association, Inc, 5.00%, 07/15/54	JPM	Call		97.97	07/08/24	1,000,000		980	—
Federal National Mortgage Association, Inc, 5.00%, 07/15/54	JPM	Call		97.27	07/08/24	2,600,000		2,529	(3)
Federal National Mortgage Association, Inc, 5.00%, 08/15/54	JPM	Call		98.59	08/06/24	1,600,000		1,578	(2)
Federal National Mortgage Association, Inc, 5.00%, 08/15/54	JPM	Put		95.59	08/06/24	1,600,000		1,530	(6)
									(11)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	07/02/24	AUD	2,205	1,471	1
BRL/USD	GSC	08/02/24	BRL	152,851	27,240	(1,657)
CHF/USD	JPM	07/02/24	CHF	617	687	(1)
EUR/USD	BCL	07/02/24	EUR	63,615	68,129	21
EUR/USD	BOA	07/02/24	EUR	3,094	3,314	(53)
GBP/USD	BCL	07/02/24	GBP	3,127	3,953	(3)
GBP/USD	CIT	07/02/24	GBP	31,243	39,494	(87)
GBP/USD	JPM	07/02/24	GBP	827	1,045	(3)
IDR/USD	JPM	07/26/24	IDR	108,676,221	6,634	(66)
INR/USD	BOA	09/24/24	INR	458,810	5,487	10
INR/USD	CIT	09/24/24	INR	317,993	3,802	(5)
INR/USD	CIT	09/24/24	INR	424,238	5,074	4
INR/USD	JPM	09/24/24	INR	101,240	1,211	3
JPY/USD	BCL	07/02/24	JPY	178,300	1,108	(33)
JPY/USD	GSC	07/02/24	JPY	6,713,349	41,726	(1,162)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BCL	08/02/24	JPY	6,848,539	42,775	(57)
MXN/USD	BCL	09/18/24	MXN	11,609	627	7
MXN/USD	BCL	02/10/25	MXN	14,509	766	(34)
MXN/USD	DUB	02/13/25	MXN	6,822	360	(17)
MXN/USD	DUB	02/18/25	MXN	17,155	904	(39)
TRY/USD	JPM	07/03/24	TRY	6,540	200	6
TRY/USD	BCL	07/05/24	TRY	29,548	902	63
TRY/USD	JPM	07/11/24	TRY	3,358	102	3
TRY/USD	GSC	07/16/24	TRY	24,119	727	21
TRY/USD	BCL	07/17/24	TRY	25,019	753	52
TRY/USD	BCL	07/23/24	TRY	13,388	400	6
TRY/USD	JPM	07/23/24	TRY	23,899	715	10
TRY/USD	CIT	07/24/24	TRY	16,536	494	4
TRY/USD	BCL	07/25/24	TRY	9,631	287	5
TRY/USD	BCL	07/26/24	TRY	44,145	1,316	10
TRY/USD	BCL	07/31/24	TRY	21,375	634	4
TRY/USD	BCL	08/06/24	TRY	59,752	1,759	18
TRY/USD	JPM	08/06/24	TRY	7,227	213	1
TRY/USD	JPM	08/07/24	TRY	18,639	548	3
TRY/USD	BCL	08/09/24	TRY	17,006	499	6
TRY/USD	GSC	08/14/24	TRY	46,020	1,342	9
TRY/USD	JPM	08/15/24	TRY	4,909	143	—
TRY/USD	JPM	08/21/24	TRY	6,477	187	—
TRY/USD	BCL	08/22/24	TRY	33,533	969	2
TRY/USD	BOA	08/23/24	TRY	20,209	584	7
TRY/USD	BCL	08/27/24	TRY	5,857	168	2
TRY/USD	JPM	08/28/24	TRY	4,789	137	1
TRY/USD	BCL	09/03/24	TRY	29,256	834	44
TRY/USD	BCL	09/04/24	TRY	40,554	1,155	60
TRY/USD	BCL	09/09/24	TRY	8,527	242	27
TRY/USD	GSC	09/09/24	TRY	17,633	500	58
TRY/USD	GSC	09/10/24	TRY	15,179	430	2
TRY/USD	BCL	09/17/24	TRY	16,443	462	6
TRY/USD	BCL	11/08/24	TRY	2,932	78	4
TRY/USD	JPM	03/12/25	TRY	11,035	260	33
TRY/USD	DUB	03/13/25	TRY	12,490	295	32
USD/AUD	BCL	07/02/24	AUD	(2,205)	(1,471)	(12)
USD/AUD	JPM	08/02/24	AUD	(2,205)	(1,472)	(1)
USD/BRL	GSC	01/03/25	BRL	(83,000)	(14,546)	1,448
USD/CHF	BOA	07/02/24	CHF	(564)	(628)	(1)
USD/CHF	CIT	07/02/24	CHF	(53)	(59)	(1)
USD/CHF	JPM	08/02/24	CHF	(615)	(687)	1
USD/CNY	JPM	10/25/24	CNY	(409)	(57)	—
USD/EUR	BOA	07/02/24	EUR	(65,574)	(70,227)	967
USD/EUR	JPM	07/02/24	EUR	(1,135)	(1,216)	17
USD/EUR	BCL	08/02/24	EUR	(62,889)	(67,453)	(23)
USD/GBP	BCL	07/02/24	GBP	(1,737)	(2,196)	9
USD/GBP	DUB	07/02/24	GBP	(32,985)	(41,696)	392
USD/GBP	JPM	07/02/24	GBP	(475)	(600)	3
USD/GBP	CIT	08/02/24	GBP	(27,432)	(34,683)	30
USD/IDR	DUB	07/26/24	IDR	(82,343,636)	(5,027)	9
USD/IDR	JPM	07/26/24	IDR	(25,301,476)	(1,545)	8
USD/MXN	JPM	09/18/24	MXN	(38,514)	(2,079)	(10)
USD/MXN	JPM	09/18/24	MXN	(328,747)	(17,748)	418
USD/MXN	DUB	02/10/25	MXN	(14,501)	(765)	35
USD/MXN	DUB	02/13/25	MXN	(6,824)	(360)	17
USD/MXN	DUB	02/18/25	MXN	(17,115)	(902)	41
USD/PEN	CIT	09/18/24	PEN	(6,348)	(1,652)	54
USD/PEN	DUB	09/18/24	PEN	(3,399)	(884)	23
USD/TWD	CIT	09/13/24	TWD	(22,888)	(711)	(2)
USD/TWD	CIT	09/13/24	TWD	(20,630)	(641)	—
USD/TWD	GSC	09/13/24	TWD	(64,973)	(2,019)	(4)
USD/TWD	JPM	09/13/24	TWD	(34,966)	(1,087)	(1)
USD/TWD	JPM	09/13/24	TWD	(67,419)	(2,095)	—
USD/ZAR	CIT	07/19/24	ZAR	(480)	(26)	—
USD/ZAR	GSC	07/19/24	ZAR	(103,721)	(5,693)	(24)
USD/ZAR	JPM	07/19/24	ZAR	(196,470)	(10,785)	(112)
ZAR/USD	CIT	07/19/24	ZAR	16,850	925	(2)
ZAR/USD	DUB	07/19/24	ZAR	2,308	127	(1)
					(16,816)	606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.63	1.00	06/20/26	(7,200)	22	(245)	267
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(700)	2	(12)	14
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	1	(8)	9
Presidencia da Republica (Q)	GSC	0.63	1.00	06/20/26	(10,600)	33	(360)	393
CDX.NA.HY.33.V13 (Q)	CIT	0.05	5.00	12/20/24	(13,554)	341	2,257	(1,916)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	(95)	(325)	230
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(38)	60	(98)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(37)	(41)	4
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(843)	(1,365)	522
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,937)	(22)	48	(70)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.88	1.00	12/20/26	(1,000)	(1)	(47)	46
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.09	1.00	06/20/27	(200)	(1)	(7)	6
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.24	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.09	1.00	06/20/27	(300)	(1)	(11)	10
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.09	1.00	06/20/27	(300)	(2)	(12)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(1,500)	6	(12)	18
South Africa, Parliament of (Q)	DUB	1.51	1.00	12/20/26	(1,200)	(4)	(53)	49
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	0.71	1.00	12/20/24	(700)	1	(78)	79
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(500)	1	(61)	62
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(1,810)	4	(224)	228
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	0.71	1.00	12/20/24	(100)	1	(10)	11
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	0.71	1.00	12/20/24	(200)	—	(23)	23
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	0.71	1.00	12/20/24	(1,300)	3	(146)	149
					(196,817)	(630)	(684)	54

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,335,442	—	1,335,442
Non-U.S. Government Agency Asset-Backed Securities	—	654,815	—	654,815
Corporate Bonds And Notes	—	175,683	154	175,837
Senior Floating Rate Instruments	—	22,362	21,830	44,192
Common Stocks	980	121	15,812	16,913
Warrants	—	—	3	3
Short Term Investments	5,605	18,819	—	24,424
	6,585	2,207,242	37,799	2,251,626
Liabilities - Securities
Government And Agency Obligations	—	(7,454)	—	(7,454)
	—	(7,454)	—	(7,454)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,605	—	—	1,605
Centrally Cleared Interest Rate Swap Agreements	—	89,657	—	89,657
Centrally Cleared Credit Default Swap Agreements	—	2,642	—	2,642
Open Forward Foreign Currency Contracts	—	4,017	—	4,017
OTC Credit Default Swap Agreements	—	2,138	—	2,138
	1,605	98,454	—	100,059
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,534)	—	—	(1,534)
Centrally Cleared Interest Rate Swap Agreements	—	(65,561)	—	(65,561)
Centrally Cleared Credit Default Swap Agreements	—	(594)	—	(594)
OTC Written Options	—	(548)	—	(548)
Open Forward Foreign Currency Contracts	—	(3,411)	—	(3,411)
OTC Credit Default Swap Agreements	—	(2,084)	—	(2,084)
	(1,534)	(72,198)	—	(73,732)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 82.7%
Financials 34.4%
AerCap Ireland Capital Designated Activity Company
4.45%, 04/03/26	600	589
2.45%, 10/29/26	900	839
3.30%, 01/30/32	3,700	3,181
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,124
Ally Financial Inc.
5.80%, 05/01/25	1,500	1,499
4.75%, 06/09/27	300	293
6.99%, 06/13/29	500	519
6.85%, 01/03/30	800	822
Antares Holdings LP
3.95%, 07/15/26 (a)	300	284
3.75%, 07/15/27 (a)	1,250	1,144
7.95%, 08/11/28 (a)	600	621
AON North America, Inc.
5.15%, 03/01/29	900	897
Arch Capital Group Ltd.
3.64%, 06/30/50 (b)	615	443
Ares Capital Corporation
5.95%, 07/15/29 (b)	2,000	1,965
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,069
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	465
Ares Management Corporation
6.38%, 11/10/28	800	835
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	515
3.60%, 09/15/51	1,700	1,180
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	600	599
3.50%, 11/01/27 (a)	1,532	1,435
5.38%, 07/15/29 (a)	400	395
Avolon Holdings Funding Limited
4.25%, 04/15/26 (a)	1,500	1,457
2.53%, 11/18/27 (a)	2,826	2,541
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	671
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (c)	4,000	3,788
Banco Santander, S.A.
3.49%, 05/28/30 (b) (c)	3,400	3,032
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,652
2.46%, 10/22/25	2,100	2,078
3.82%, 01/20/28	3,000	2,892
4.38%, 04/27/28	600	586
3.42%, 12/20/28	631	593
3.97%, 02/07/30	7,000	6,625
1.90%, 07/23/31 (b)	3,900	3,213
2.69%, 04/22/32	2,900	2,446
4.57%, 04/27/33	1,900	1,791
5.29%, 04/25/34 (b)	3,200	3,157
Barclays PLC
2.85%, 05/07/26 (c)	1,400	1,363
5.69%, 03/12/30 (b) (c)	2,200	2,215
6.22%, 05/09/34	3,100	3,180
6.69%, 09/13/34 (c)	1,100	1,163
BGC Group, Inc.
4.38%, 12/15/25 (e)	700	681
8.00%, 05/25/28 (e)	700	738
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	784
Blackstone Inc.
2.50%, 01/10/30 (a)	5,700	4,974
5.00%, 06/15/44 (a)	300	273
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	995
Blue Owl Finance LLC
4.13%, 10/07/51 (a)	3,400	2,435
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	196
8.50%, (100, 08/14/28) (a) (c) (d)	1,700	1,745
2.82%, 11/19/25 (a) (c)	5,500	5,433
4.40%, 08/14/28 (a) (c)	900	859
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	338	315
BPCE
6.61%, 10/19/27 (a)	900	913
5.72%, 01/18/30 (a) (c)	500	496
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	309
Brookfield Financial, Inc.
3.90%, 01/25/28 (b)	2,000	1,905
4.35%, 04/15/30 (b)	600	569
5.68%, 01/15/35	1,400	1,385
5.97%, 03/04/54	225	222
Brown & Brown, Inc.
4.95%, 03/17/52	3,400	2,897
CaixaBank, S.A.
5.67%, 03/15/30 (a)	400	399
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (a)	1,500	1,548
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,146
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,564
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	460
CI Financial Corp.
7.50%, 05/30/29 (a)	1,200	1,189
Citigroup Inc.
4.15%, (100, 11/15/26) (d)	2,500	2,335
7.20%, (100, 05/15/29) (d)	700	717
5.49%, 12/04/26	3,700	3,721
5.17%, 02/13/30	1,300	1,291
4.41%, 03/31/31	2,200	2,096
5.57%, 04/30/34	700	710
5.45%, 06/11/35	2,400	2,380
Citizens Bank, National Association
3.75%, 02/18/26	600	581
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	800	716
CNA Financial Corporation
2.05%, 08/15/30	300	250
5.50%, 06/15/33	900	899
CoBank, ACB
4.25%, (100, 01/01/27) (a) (d)	2,200	1,902
Constellation Insurance, Inc.
6.80%, 01/24/30 (a) (b) (e) (f)	2,600	2,535
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	962
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,781
Daimler Trucks Finance North America LLC
6.08%, (SOFR + 0.75%), 12/13/24 (a) (g)	4,700	4,711
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	987
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,400	3,228
5.71%, 02/08/28 (c)	1,400	1,392
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,078
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (h)	13	12
7.50%, 06/15/30 (a)	51	47
Encore Capital Group, Inc.
8.50%, 05/15/30 (a)	300	305
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (h)	2,000	1,930
Essent Group Ltd.
6.25%, 07/01/29	500	500
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	540
F&G Annuities & Life, Inc.
6.50%, 06/04/29	300	299
FactSet Research Systems Inc.
2.90%, 03/01/27	900	843
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	614
4.63%, 04/29/30	1,900	1,811
6.00%, 12/07/33 (a) (b)	100	101
6.35%, 03/22/54 (a)	200	200
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	247
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	290
4.39%, 01/08/26	237	232
5.85%, 05/17/27	500	500
4.13%, 08/17/27	300	285
3.82%, 11/02/27	1,653	1,551
5.80%, 03/08/29	1,700	1,694
7.20%, 06/10/30	500	525
Franklin Resources, Inc.
2.95%, 08/12/51	1,630	1,017
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,200	1,159
12.00%, 10/01/28 (a)	800	859
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,446
6.88%, 08/15/29	800	793
GE Capital Funding LLC
4.55%, 05/15/32	537	512
General Motors Financial Company, Inc.
1.50%, 06/10/26	140	130
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,406
6.75%, 03/15/54 (a)	400	395
Global Payments Inc.
2.90%, 05/15/30	500	435
5.40%, 08/15/32	500	490
4.15%, 08/15/49	500	377
5.95%, 08/15/52	600	580
Globe Life Inc.
2.15%, 08/15/30 (b)	1,200	962
Goldman Sachs Group Inc, The
7.50%, (100, 02/10/29) (d)	1,700	1,764
7.34%, (3 Month Term SOFR + 2.01%), 10/28/27 (f) (g)	1,700	1,749
3.69%, 06/05/28	400	383
4.22%, 05/01/29	2,400	2,310
1.99%, 01/27/32	3,900	3,165
2.38%, 07/21/32	2,300	1,890
6.56%, 10/24/34	2,900	3,114
Golub Capital BDC, Inc.
7.05%, 12/05/28	400	409
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)	1,000	984
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	421
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	94
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)	300	302
HSBC Holdings PLC
2.63%, 11/07/25 (c)	1,200	1,183
7.39%, 11/03/28	800	847
4.58%, 06/19/29 (c)	1,100	1,061
2.85%, 06/04/31 (c)	2,500	2,157
5.72%, 03/04/35 (b) (c)	500	503
ING Groep N.V.
5.55%, 03/19/35 (c)	1,600	1,575
Intesa Sanpaolo SPA
6.63%, 06/20/33 (a)	300	309
7.20%, 11/28/33 (a)	1,100	1,175
7.80%, 11/28/53 (a) (b)	1,300	1,429
JAB Holdings B.V.
2.20%, 11/23/30 (a)	686	551
Jefferies Financial Group Inc.
5.88%, 07/21/28	1,175	1,185
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d)	4,700	4,576
4.60%, (100, 02/01/25) (d)	2,300	2,268
5.00%, (100, 08/01/24) (d)	700	695
6.10%, (100, 10/01/24) (d)	900	902
6.88%, (100, 06/01/29) (d)	1,500	1,551
2.30%, 10/15/25	200	198
3.78%, 02/01/28	4,400	4,236
5.58%, 04/22/30	2,600	2,640
2.74%, 10/15/30	2,900	2,567
1.95%, 02/04/32	1,800	1,465
5.35%, 06/01/34 (b)	1,500	1,495
6.25%, 10/23/34 (b)	3,000	3,177
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	1,000	999
Lazard Group LLC
4.50%, 09/19/28	1,200	1,158
4.38%, 03/11/29	278	266
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,250
Lloyds Banking Group PLC
2.44%, 02/05/26 (c)	600	588
5.87%, 03/06/29	700	709
4.98%, 08/11/33	3,200	3,056
5.68%, 01/05/35 (c)	1,700	1,687
Main Street Capital Corporation
6.95%, 03/01/29	400	405
Marsh & Mclennan Companies, Inc.
5.70%, 09/15/53 (b)	700	706
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	7,200	6,898
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,552
5.59%, 07/10/35	1,100	1,095
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	688
6.14%, 10/16/26	200	201
6.30%, 10/18/28	1,000	1,031
5.12%, 02/01/29	4,700	4,678
6.41%, 11/01/29	2,500	2,608
5.17%, 01/16/30	1,600	1,592
3.62%, 04/01/31	3,500	3,212
1.79%, 02/13/32	1,500	1,203
2.24%, 07/21/32	1,600	1,305
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	700	685
MSCI Inc.
3.25%, 08/15/33 (a)	200	165
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,382
Nationwide Building Society
10.25%, GBP (d)	219	362
6.56%, 10/18/27 (a)	1,800	1,836
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	375
NatWest Group PLC
4.60%, (100, 06/28/31) (c) (d)	1,300	1,027
5.58%, 03/01/28 (c)	2,600	2,600
5.08%, 01/27/30 (b) (c)	2,800	2,739
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,249
5.84%, 01/18/28	2,000	2,027
2.17%, 07/14/28	1,900	1,676
5.78%, 07/03/34	200	199
North American Company for Life and Health Insurance
6.88%, 04/15/34 (a)	1,500	1,537
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (h)	92	10
1.50%, 10/01/53, DKK (h)	15,526	1,751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
OneMain Finance Corporation
7.88%, 03/15/30	900	928
7.50%, 05/15/31	100	101
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	963
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	582
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	737
Rio Oil Finance Trust
9.75%, 01/06/27 (a) (f)	80	82
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	2,079
4.40%, 07/13/27	100	97
Santander UK Group Holdings PLC
1.53%, 08/21/26 (c)	2,100	1,998
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (h) (i) (j) (k)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	900	891
Societe Generale
1.49%, 12/14/26 (a)	900	842
Standard Chartered PLC
2.82%, 01/30/26 (a)	1,600	1,571
State Street Corporation
6.70%, (100, 03/15/29) (d)	600	604
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (f) (g) (h)	630	732
Stifel Financial Corp.
4.00%, 05/15/30	900	829
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100	1,056
2.13%, 07/08/30	2,700	2,254
Sumitomo Mitsui Trust Bank, Limited
1.05%, 09/12/25 (a)	1,700	1,612
SVB Financial Group
0.00%, (100, 11/15/26) (d) (i) (j)	2,600	18
Synchrony Financial
3.95%, 12/01/27	2,000	1,871
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	2,300	1,964
5.00%, (100, 12/01/27) (d)	900	822
6.20%, 11/17/29	400	415
1.65%, 03/11/31	4,000	3,221
UBS Group AG
4.38%, (100, 02/10/31) (a) (d)	2,600	2,114
9.25%, (100, 11/13/33) (a) (c) (d)	200	223
3.75%, 03/26/25 (c)	800	789
2.59%, 09/11/25 (a) (c)	1,700	1,688
4.55%, 04/17/26 (c)	700	686
3.87%, 01/12/29 (a) (c)	700	662
6.54%, 08/12/33 (a) (c)	4,250	4,446
9.02%, 11/15/33 (a) (c)	500	603
5.96%, 01/12/34 (a) (c)	1,900	1,928
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (a) (c)	1,000	1,017
Unum Group
6.00%, 06/15/54	200	191
Wells Fargo & Company
7.63%, (100, 09/15/28) (d)	700	745
2.41%, 10/30/25	800	791
2.16%, 02/11/26	1,375	1,345
4.54%, 08/15/26	1,200	1,185
3.53%, 03/24/28	700	668
6.42%, (SOFR + 1.07%), 04/22/28 (g)	1,100	1,105
3.58%, 05/22/28	4,800	4,573
2.39%, 06/02/28 (b)	4,500	4,142
5.57%, 07/25/29 (b)	500	505
5.20%, 01/23/30 (b)	1,700	1,691
2.88%, 10/30/30	500	443
2.57%, 02/11/31	3,700	3,205
5.56%, 07/25/34	300	300
Willis North America Inc.
2.95%, 09/15/29	1,500	1,344
		338,440
Utilities 9.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	524	448
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (f)	1,100	1,095
Ameren Illinois Company
3.25%, 03/15/50	300	205
American Electric Power Company, Inc.
5.20%, 01/15/29 (b)	1,000	995
5.63%, 03/01/33	1,500	1,493
Appalachian Power Company
3.30%, 06/01/27	600	567
5.65%, 04/01/34	1,000	991
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,371
Black Hills Corporation
2.50%, 06/15/30	1,400	1,178
6.00%, 01/15/35	325	327
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,059
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,633
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,118
DTE Electric Company
2.25%, 03/01/30	1,400	1,209
DTE Energy Company
2.95%, 03/01/30	500	440
5.85%, 06/01/34	900	912
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	1,988
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,446
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)	1,200	1,128
Edison International
5.45%, 06/15/29	1,500	1,498
Electricite de France
4.88%, 09/21/38 (a)	1,100	984
Enel Finance America, LLC
7.10%, 10/14/27 (a)	400	420
2.88%, 07/12/41 (a)	1,600	1,047
Enel Finance International N.V.
5.13%, 06/26/29 (a)	2,200	2,165
Entergy Corporation
2.80%, 06/15/30	2,600	2,272
Entergy Texas, Inc.
1.75%, 03/15/31	700	563
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	851
Eversource Energy
5.50%, 01/01/34	600	588
5.95%, 07/15/34	1,200	1,210
Exelon Corporation
5.15%, 03/15/28	800	798
5.45%, 03/15/34	500	496
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,232
Georgia Power Company
3.70%, 01/30/50	400	295
3.25%, 03/15/51	2,300	1,560
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	200	198
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,202
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,248
Mississippi Power Company
3.95%, 03/30/28	2,600	2,491
National Fuel Gas Company
2.95%, 03/01/31 (e)	300	252

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
National Grid PLC
5.81%, 06/12/33	1,000	1,004
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	496
2.25%, 06/01/30	600	511
6.75%, 06/15/54	900	908
NiSource Inc.
2.95%, 09/01/29	700	629
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	402
Pacific Gas And Electric Company
3.15%, 01/01/26	1,200	1,156
3.30%, 03/15/27 - 08/01/40	5,300	4,474
3.75%, 07/01/28	250	235
3.25%, 06/01/31	1,400	1,204
4.60%, 06/15/43	600	487
4.30%, 03/15/45	200	153
4.25%, 03/15/46	1,200	904
4.95%, 07/01/50 (b)	500	412
5.25%, 03/01/52	2,300	1,966
PacifiCorp
5.30%, 02/15/31	900	897
6.25%, 10/15/37	1,300	1,338
5.80%, 01/15/55 (b)	1,000	966
PECO Energy Company
3.00%, 09/15/49	800	526
Pinnacle West Capital Corporation
6.15%, 06/10/26 (g)	300	300
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	99
Public Service Company of Colorado
1.88%, 06/15/31	2,700	2,165
Public Service Enterprise Group Incorporated
5.45%, 04/01/34	900	892
Puget Energy, Inc.
4.10%, 06/15/30	900	827
San Diego Gas & Electric Company
1.70%, 10/01/30	1,000	820
4.10%, 06/15/49	200	157
Southern California Edison Company
5.35%, 03/01/26	1,500	1,498
5.30%, 03/01/28	4,200	4,207
5.65%, 10/01/28	1,100	1,119
6.05%, 03/15/39	400	410
3.60%, 02/01/45	400	293
4.00%, 04/01/47	1,100	843
Southern California Gas Company
2.55%, 02/01/30	1,600	1,393
5.20%, 06/01/33	1,800	1,778
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,234
6.00%, 04/15/28	700	712
Thames Water Utilities Finance PLC
4.38%, 01/18/31, EUR (h)	1,000	916
7.13%, 04/30/31, GBP (h)	400	445
4.38%, 07/03/34, GBP (h)	600	598
The AES Corporation
5.45%, 06/01/28	2,900	2,894
7.60%, 01/15/55	1,025	1,040
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	2,690
The Connecticut Light and Power Company
4.90%, 07/01/33	400	390
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	497
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	640
5.35%, 05/01/34 (a)	400	396
The Southern Company
4.25%, 07/01/36	400	354
Vistra Operations Company LLC
6.95%, 10/15/33 (a)	800	854
6.00%, 04/15/34 (a)	1,100	1,102
		94,204
Energy 7.4%
Aker BP ASA
4.00%, 01/15/31 (a)	3,500	3,176
BP Capital Markets America Inc.
4.81%, 02/13/33	700	679
Canadian Natural Resources Limited
6.45%, 06/30/33	500	526
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,196
3.70%, 11/15/29 (b)	800	739
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (a)	3,200	3,199
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	100	100
ConocoPhillips Company
5.55%, 03/15/54	1,100	1,082
Ecopetrol S.A.
8.88%, 01/13/33	1,700	1,757
Enable Midstream Partners, LP
4.40%, 03/15/27	800	780
4.95%, 05/15/28	500	493
Enbridge Inc.
5.25%, 04/05/27 (b)	100	100
5.30%, 04/05/29	100	100
6.20%, 11/15/30	1,500	1,574
5.70%, 03/08/33	1,700	1,714
Energy Transfer LP
4.20%, 04/15/27	1,200	1,164
6.55%, 12/01/33	1,400	1,481
4.90%, 03/15/35	554	516
7.50%, 07/01/38	200	228
6.05%, 06/01/41	1,300	1,279
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,993
Eni S.p.A.
5.95%, 05/15/54 (a)	700	687
Enterprise Products Operating LLC
4.15%, 10/16/28	500	483
8.57%, (3 Month Term SOFR + 3.25%), 08/16/77 (g)	250	249
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	400	378
EQT Corporation
5.75%, 02/01/34	500	495
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	865
Gaz Finance PLC
2.95%, 01/27/29 (h) (i)	1,800	957
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (a)	500	529
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (a)	500	485
MPLX LP
2.65%, 08/15/30	3,700	3,188
5.20%, 12/01/47	1,638	1,456
4.90%, 04/15/58	300	246
Occidental Petroleum Corporation
8.88%, 07/15/30 (b)	300	346
7.88%, 09/15/31	2,800	3,130
6.20%, 03/15/40	3,010	3,009
ONEOK Partners, L.P.
4.90%, 03/15/25	500	498
6.85%, 10/15/37	200	215
6.20%, 09/15/43	500	502
ONEOK, Inc.
6.35%, 01/15/31	1,100	1,150
4.95%, 07/13/47	2,600	2,222
6.63%, 09/01/53	600	640
QatarEnergy LNG
5.84%, 09/30/27 (a)	156	157
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,205
5.90%, 09/15/37	1,000	1,026
Santos Finance Ltd
6.88%, 09/19/33 (a)	1,700	1,798

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	169
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	500	466
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,172
6.13%, 03/15/33	2,700	2,783
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	4,455
Var Energi ASA
8.00%, 11/15/32 (a)	500	559
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	2,400	2,117
6.25%, 01/15/30 (a)	600	609
4.13%, 08/15/31 (a)	300	269
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)	1,200	1,314
9.88%, 02/01/32 (a)	1,100	1,197
Western Midstream Operating, LP
6.35%, 01/15/29	900	929
Williams Companies, Inc., The
5.40%, 03/02/26	2,300	2,298
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	592
4.50%, 03/04/29 (a) (b)	2,000	1,929
		72,650
Real Estate 6.9%
Agree Limited Partnership
5.63%, 06/15/34	100	99
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	482
2.75%, 12/15/29	2,600	2,285
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,129
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,150
American Tower Corporation
2.95%, 01/15/25 - 01/15/51	2,400	2,113
4.00%, 06/01/25	1,000	984
2.75%, 01/15/27	1,900	1,782
3.13%, 01/15/27	400	379
5.65%, 03/15/33	1,200	1,208
5.90%, 11/15/33	1,900	1,946
3.70%, 10/15/49	2,100	1,519
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	400	363
4.55%, 10/01/29	100	87
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	672
CBRE Services, Inc.
5.95%, 08/15/34	600	608
COPT Defense Properties
2.25%, 03/15/26	400	377
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	930
Crown Castle Inc.
3.80%, 02/15/28	900	853
4.30%, 02/15/29	1,800	1,719
5.60%, 06/01/29 (b)	300	303
2.50%, 07/15/31	500	413
EPR Properties
4.75%, 12/15/26	200	193
4.50%, 06/01/27	900	860
4.95%, 04/15/28	100	96
3.60%, 11/15/31	1,500	1,248
Equinix, Inc.
2.15%, 07/15/30 (b)	1,700	1,425
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,220
5.50%, 04/01/34	600	596
Extra Space Storage LP
2.20%, 10/15/30	1,000	831
Fideicomiso Fibra Uno
7.38%, 02/13/34 (a)	800	790
GLP Financing, LLC
3.35%, 09/01/24	400	398
5.25%, 06/01/25	400	397
5.75%, 06/01/28 (b)	300	300
5.30%, 01/15/29	700	690
4.00%, 01/15/31	5,600	5,010
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	340
Host Hotels & Resorts, L.P.
4.00%, 06/15/25	300	295
3.38%, 12/15/29	3,600	3,209
3.50%, 09/15/30 (b) (e)	3,400	3,005
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	600	502
5.95%, 02/15/28	600	510
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	400	400
2.00%, 08/15/31	700	556
4.15%, 04/15/32	3,100	2,827
Kaisa Group Holdings Ltd.
0.00%, 06/30/24 - 11/12/49 (h) (i) (j)	6,500	216
0.00%, 06/30/49 (h) (i) (j)	800	26
Kilroy Realty, L.P.
4.75%, 12/15/28	500	473
3.05%, 02/15/30	1,000	843
6.25%, 01/15/36	700	664
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	861
Newmark Group, Inc.
7.50%, 01/12/29 (a) (e)	700	720
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,695
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	200	198
Physicians Realty L.P.
4.30%, 03/15/27	995	974
3.95%, 01/15/28	200	192
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (e)	500	533
Realty Income Corporation
4.45%, 09/15/26	200	195
3.95%, 08/15/27	400	386
4.00%, 07/15/29	500	474
3.20%, 02/15/31	600	527
Store Capital LLC
2.75%, 11/18/30	600	496
Sunac China Holdings Limited
6.00%, 09/30/25 (a) (l)	67	9
6.25%, 09/30/26 (a) (l)	67	8
6.50%, 09/30/27 (a) (l)	134	14
6.75%, 09/30/28 (a) (l)	201	20
7.00%, 09/30/29 (a) (l)	202	18
7.25%, 09/30/30 (a) (l)	95	8
1.00%, 09/30/32 (a) (c) (f) (l)	197	13
UDR, Inc.
3.00%, 08/15/31	200	172
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	866
VICI Properties Inc.
5.75%, 02/01/27 (a)	400	400
3.88%, 02/15/29 (a)	2,500	2,310
W.P. Carey Inc.
4.00%, 02/01/25	600	595
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	4,300	4,026
Yango Justice International Limited
0.00%, 04/15/49 (h) (i) (j)	600	1
		68,032
Health Care 6.1%
AbbVie Inc.
4.40%, 11/06/42	2,581	2,270
5.40%, 03/15/54	400	395
Adventist Health System/West
2.95%, 03/01/29	1,000	897

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	609
Amgen Inc.
5.25%, 03/02/30	400	403
5.60%, 03/02/43	400	393
5.65%, 03/02/53 (b)	6,600	6,502
AstraZeneca Finance LLC
4.90%, 02/26/31	2,000	1,994
Bausch Health Companies Inc.
11.00%, 09/30/28 (a) (b)	270	241
14.00%, 10/15/30 (a)	53	41
Bayer US Finance LLC
6.38%, 11/21/30 (a)	4,800	4,921
6.50%, 11/21/33 (a)	800	816
Becton, Dickinson and Company
5.08%, 06/07/29	200	200
1.96%, 02/11/31	2,900	2,373
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,322
Bristol-Myers Squibb Company
4.90%, 02/22/29	1,000	998
5.10%, 02/22/31	1,000	1,004
4.55%, 02/20/48	78	67
Centene Corporation
2.45%, 07/15/28	1,100	977
3.00%, 10/15/30	4,900	4,186
2.50%, 03/01/31	300	246
CVS Health Corporation
5.25%, 01/30/31	2,600	2,569
1.88%, 02/28/31	3,900	3,123
7.51%, 01/10/32 (a)	36	38
4.70%, 01/10/36 (a)	651	591
2.70%, 08/21/40	300	199
5.88%, 06/01/53	900	862
6.00%, 06/01/63 (b)	2,000	1,913
Elevance Health, Inc.
4.10%, 05/15/32	200	186
4.75%, 02/15/33	3,700	3,571
6.10%, 10/15/52	900	944
HCA Inc.
5.25%, 06/15/26	300	299
3.50%, 09/01/30	700	631
3.63%, 03/15/32	4,900	4,314
5.50%, 06/01/33 - 06/15/47	2,700	2,613
Humana Inc.
5.88%, 03/01/33	1,070	1,089
5.50%, 03/15/53	300	280
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	522
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (a)	700	698
Royalty Pharma PLC
3.30%, 09/02/40 (b)	600	433
Smith & Nephew PLC
5.40%, 03/20/34	200	197
Stryker Corporation
4.85%, 12/08/28	900	893
2.90%, 06/15/50	300	197
Sutter Health
5.16%, 08/15/33	300	300
UnitedHealth Group Incorporated
3.50%, 08/15/39 (b)	800	644
5.20%, 04/15/63 (b)	1,500	1,392
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	476
Zoetis Inc.
3.00%, 09/12/27 (b)	300	281
		60,110
Industrials 5.1%
Air Lease Corporation
5.30%, 06/25/26	1,500	1,495
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	1,992
Allegion Public Limited Company
3.50%, 10/01/29	500	461
BAE Systems PLC
3.40%, 04/15/30 (a)	300	272
Berry Global, Inc.
1.57%, 01/15/26 (b)	4,700	4,416
Boeing Company, The
4.88%, 05/01/25 (e)	200	198
6.26%, 05/01/27 (a) (e)	800	806
3.25%, 02/01/28	300	275
6.30%, 05/01/29 (a) (e)	100	101
3.60%, 05/01/34	1,800	1,454
6.53%, 05/01/34 (a) (e)	100	102
5.81%, 05/01/50 (b) (e)	3,600	3,251
6.86%, 05/01/54 (a)	1,800	1,843
5.93%, 05/01/60 (e)	2,000	1,788
Boise Cascade Company
4.88%, 07/01/30 (a)	300	278
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,316
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	479
3.50%, 05/01/50	1,200	865
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,635
Equifax Inc.
5.10%, 06/01/28	1,000	996
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (a)	600	629
GATX Corporation
3.50%, 03/15/28	500	470
HEICO Corporation
5.25%, 08/01/28	450	450
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (a)	400	399
Lockheed Martin Corporation
4.80%, 08/15/34	1,300	1,269
5.70%, 11/15/54	1,000	1,028
5.20%, 02/15/55	1,065	1,019
Norfolk Southern Corporation
5.35%, 08/01/54	700	667
5.95%, 03/15/64	600	610
Quanta Services, Inc.
2.90%, 10/01/30	900	791
3.05%, 10/01/41	1,500	1,058
RTX Corporation
6.10%, 03/15/34	1,300	1,370
5.38%, 02/27/53	1,500	1,424
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (a)	1,500	1,489
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (a)	1,300	1,434
Textron Inc.
3.38%, 03/01/28	1,100	1,032
Union Pacific Corporation
3.95%, 08/15/59	300	225
3.75%, 02/05/70	300	210
Verisk Analytics, Inc.
4.13%, 03/15/29	400	383
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,252
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (e)	5,500	5,368
		50,600
Consumer Discretionary 4.4%
Amazon.com, Inc.
5.20%, 12/03/25	100	100
Aptiv PLC
4.35%, 03/15/29	800	773
Azul Investments LLP
5.88%, 10/26/24 (a)	100	94
Carnival Corporation
4.00%, 08/01/28 (a)	1,100	1,031

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Choice Hotels International, Inc.
5.85%, 08/01/34	200	199
Discovery Communications, LLC
3.45%, 03/15/25	100	98
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,605
Ferguson Finance PLC
3.25%, 06/02/30 (a)	3,900	3,511
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (a)	500	500
Hyundai Capital America
6.00%, 07/11/25 (a)	900	904
Las Vegas Sands Corp.
2.90%, 06/25/25	200	194
3.50%, 08/18/26	1,200	1,146
3.90%, 08/08/29	1,100	1,006
6.00%, 08/15/29	5,125	5,146
6.20%, 08/15/34	2,000	2,002
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,004
4.63%, 06/15/30 (e)	200	194
McDonald's Corporation
3.63%, 09/01/49	400	290
MCE Finance Limited
5.75%, 07/21/28 (a)	900	843
MGM Resorts International
6.50%, 04/15/32	3,000	2,986
NCL Finance, Ltd.
6.13%, 03/15/28 (a)	700	691
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (a)	2,200	2,006
NVR, Inc.
3.00%, 05/15/30	4,400	3,904
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	935
5.50%, 04/01/28 (a)	400	395
9.25%, 01/15/29 (a)	374	399
Sands China Ltd
4.05%, 01/08/26 (e) (f)	800	775
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,161
4.50%, 09/15/42	300	220
Studio City Finance Limited
5.00%, 01/15/29 (a)	1,200	1,055
Tapestry, Inc.
7.70%, 11/27/30 (b) (e)	800	836
Travel + Leisure Co.
4.63%, 03/01/30 (a)	1,000	910
Warnermedia Holdings, Inc.
4.28%, 03/15/32	2,650	2,316
5.05%, 03/15/42	1,700	1,381
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a)	300	293
Wynn Macau, Limited
5.50%, 10/01/27 (a) (b)	300	286
5.50%, 10/01/27 (h)	600	571
5.63%, 08/26/28 (a)	2,000	1,876
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (a)	200	207
		43,843
Information Technology 3.4%
Apple Inc.
2.80%, 02/08/61	2,200	1,344
Booz Allen Hamilton Inc.
5.95%, 08/04/33	300	309
Broadcom Inc.
3.14%, 11/15/35 (a) (b)	1,622	1,298
3.19%, 11/15/36 (a)	1,109	878
4.93%, 05/15/37 (a)	2,858	2,689
CDW Finance Corporation
3.25%, 02/15/29	800	722
3.57%, 12/01/31	1,400	1,217
Flex Ltd.
4.88%, 05/12/30	400	386
Infor, Inc.
1.75%, 07/15/25 (a)	800	767
Intel Corporation
5.13%, 02/10/30	2,700	2,709
Lenovo Group Limited
3.42%, 11/02/30 (a)	2,000	1,767
Micron Technology, Inc.
4.19%, 02/15/27	300	291
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,266
NXP B.V.
2.70%, 05/01/25	1,300	1,269
3.40%, 05/01/30 (b)	2,400	2,173
Oracle Corporation
2.30%, 03/25/28	6,000	5,421
4.00%, 07/15/46 (b)	900	688
ServiceNow, Inc.
1.40%, 09/01/30	1,200	974
TD SYNNEX Corporation
1.75%, 08/09/26 (e)	2,300	2,121
Trimble Inc.
6.10%, 03/15/33	200	207
VeriSign, Inc.
2.70%, 06/15/31	600	503
VMware LLC
3.90%, 08/21/27	1,800	1,727
4.70%, 05/15/30 (e)	3,100	2,999
		33,725
Communication Services 3.1%
Altice France Holding S.A.
5.13%, 07/15/29 (a)	448	295
5.50%, 10/15/29 (a)	230	152
Charter Communications Operating, LLC
6.15%, 11/10/26	500	505
3.50%, 03/01/42	3,600	2,388
5.38%, 05/01/47	400	319
5.75%, 04/01/48	300	251
4.80%, 03/01/50	2,000	1,464
3.85%, 04/01/61	200	117
3.95%, 06/30/62	1,500	890
Comcast Corporation
5.50%, 05/15/64	1,100	1,058
Cox Communications, Inc.
3.15%, 08/15/24 (a)	276	275
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	600	605
3.75%, 01/15/28 (a)	200	186
Meta Platforms, Inc.
5.60%, 05/15/53 (b)	1,700	1,732
Netflix, Inc.
3.88%, 11/15/29, EUR (h)	1,400	1,517
Oi S.A. – Em Recuperacao Judicial
14.00%, 09/07/24 (a)	39	38
12.50%, 12/15/24 (a) (m)	42	41
12.50%, 12/15/24 (h) (m)	11	11
Oi S.A. - In Judicial Reorganization
0.00%, 07/27/25 (i) (j) (l)	400	2
Paramount Global
3.70%, 06/01/28	800	719
6.88%, 04/30/36	600	561
Tencent Music Entertainment Group
2.00%, 09/03/30	500	413
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,662
1.50%, 02/15/26	2,800	2,628
5.15%, 04/15/34 (b)	100	98
3.30%, 02/15/51	3,500	2,367
5.75%, 01/15/54	2,100	2,091
3.60%, 11/15/60	1,700	1,141
Verizon Communications Inc.
6.12%, (SOFR + 0.79%), 03/20/26 (g)	5,357	5,396
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	500	424

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Xiaomi Best Time International Limited
2.88%, 07/14/31 (a)	600	501
		30,847
Consumer Staples 1.7%
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	378
5.80%, 04/15/34 (a)	500	497
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,075
2.75%, 07/15/26 (a)	300	284
Constellation Brands, Inc.
3.70%, 12/06/26	100	97
4.80%, 01/15/29	1,200	1,183
CSL Finance PLC
4.05%, 04/27/29 (a)	500	479
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,535
Greene King Finance PLC
5.32%, 09/15/31, GBP (f) (h)	306	377
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,342
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	500	499
3.50%, 07/26/26 (a) (e)	800	768
JDE Peet's N.V.
1.13%, 06/16/33, EUR (h)	100	84
Kenvue Inc.
4.90%, 03/22/33	700	692
Kraft Heinz Foods Company
6.88%, 01/26/39	3,300	3,665
Massachusetts Institute of Technology
4.68%, 07/01/14	200	178
Philip Morris International Inc.
5.38%, 02/15/33 (b)	1,500	1,490
Sysco Corporation
6.00%, 01/17/34	300	314
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	794
		16,731
Materials 0.6%
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	500	530
Glencore Funding LLC
5.40%, 05/08/28 (a)	900	900
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (a) (h) (i) (j) (k)	900	—
Newmont Corporation
5.75%, 11/15/41 (a)	100	101
Phosagro Bond Funding Designated Activity Company
0.00%, 01/23/25 (a) (h) (i) (j)	600	497
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (i) (j)	600	170
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,125
Yara International ASA
3.80%, 06/06/26 (a)	300	290
		5,613
Total Corporate Bonds And Notes (cost $883,201)		814,795
GOVERNMENT AND AGENCY OBLIGATIONS 28.9%
Mortgage-Backed Securities 11.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	432	394
4.50%, 09/01/48 - 09/01/53	982	930
3.00%, 05/01/52	475	405
6.50%, 02/01/54	4,410	4,490
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	182	162
4.50%, 08/01/48 - 01/01/49	197	188
4.00%, 03/01/49 - 05/01/50	1,605	1,488
TBA, 3.50%, 08/15/54 (n)	14,840	13,137
TBA, 4.00%, 08/15/54 (n)	5,000	4,577
TBA, 4.50%, 08/15/54 (n)	2,300	2,169
TBA, 5.00%, 08/15/54 (n) (o)	3,100	2,997
TBA, 5.50%, 08/15/54 (n)	72,000	71,018
TBA, 6.00%, 08/15/54 (n)	14,400	14,439
		116,394
U.S. Treasury Note 8.3%
Treasury, United States Department of
4.63%, 04/30/29 (n)	20,700	20,939
4.88%, 10/31/30 (p)	8,500	8,740
2.75%, 08/15/32 (n) (p)	16,000	14,237
4.13%, 11/15/32 (p)	2,500	2,458
4.00%, 02/15/34 (n)	36,600	35,536
		81,910
U.S. Treasury Bond 3.9%
Treasury, United States Department of
3.38%, 08/15/42	21,200	17,907
4.50%, 02/15/44	3,900	3,826
2.75%, 11/15/47	22,200	16,140
		37,873
Sovereign 2.5%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (h) (i) (j)	300	96
Cassa Depositi E Prestiti Societa' Per Azioni
5.88%, 04/30/29 (a)	1,000	1,013
CIBC Mellon Trust Company
1.95%, 12/15/25, CAD	8,000	5,664
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (h)	700	186
6.90%, 08/12/37, PEN (a)	1,300	323
Commonwealth of Australia
1.00%, 11/21/31, AUD (h)	3,950	2,091
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	681
Government of Saudi Arabia
4.75%, 01/16/30 (a)	200	195
2.25%, 02/02/33 (a)	5,100	4,051
HM Treasury
4.38%, 07/31/54, GBP (h)	2,835	3,416
Israel, State of
5.38%, 03/12/29	2,700	2,643
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (h) (i) (j)	200	203
0.00%, 04/04/42 (a) (h) (i) (j)	200	139
Presidencia da Republica
7.13%, 05/13/54	700	682
Presidencia De La Nacion
1.00%, 07/09/29	30	17
0.75%, 07/09/30 (f)	103	59
3.63%, 07/09/35 (f)	188	81
3.50%, 07/09/41 (f)	1,100	441
Romania, Government of
2.13%, 03/07/28, EUR (a)	200	197
5.38%, 03/22/31, EUR (a)	500	531
5.25%, 05/30/32, EUR (a)	1,000	1,042
3.75%, 02/07/34, EUR (a)	800	735
		24,486
U.S. Treasury Inflation Indexed Securities 1.8%
Treasury, United States Department of
2.13%, 04/15/29 (n) (q)	11,830	11,852
1.50%, 02/15/53 (q)	7,197	6,044
		17,896
Treasury Inflation Indexed Securities 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (r)	19,853	1,003
4.00%, 11/30/28 - 08/24/34, MXN (r)	40,507	2,049
2.75%, 11/27/31, MXN (r)	39,992	1,832
Presidencia De La Nacion
0.00%, 03/31/26, ARS (r) (s)	9,440	8
		4,892

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Municipal 0.1%
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,164	1,163
Total Government And Agency Obligations (cost $289,962)		284,614
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.4%
37 Capital CLO 4 Ltd.
Series 2023-A1N-2A, 7.17%, (3 Month Term SOFR + 1.80%), 01/15/36 (g)	600	602
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	50	49
Series 2015-A-1, 3.60%, 03/15/27	120	113
Series 2020-A-2, 5.25%, 04/01/29	57	56
Series 2017-A-1, 3.55%, 01/15/30	1,221	1,081
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	798	781
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,716	1,005
Series 2005-2A1-27, REMIC, 6.50%, (12 Month Treasury Average + 1.35%), 08/25/35 (g)	52	41
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,349	964
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	834	781
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	496	252
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,044	1,765
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	505	482
Series 2015-AA-2, 3.60%, 09/22/27	621	587
Series 2016-AA-1, 3.58%, 01/15/28	193	182
Series 2016-AA-2, 3.20%, 06/15/28	1,239	1,143
Series 2017-AA-2, 3.35%, 10/15/29	1,823	1,669
Series 2017-A-2, 3.60%, 10/15/29	405	366
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	157	139
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.96%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (g)	305	224
Anchorage Capital CLO 2018-10 Ltd
Series 2018-A1AR-10A, 0.00%, (3 Month Term SOFR + 0.00%), 10/15/31 (g)	1,000	1,000
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 6.76%, (3 Month Term SOFR + 1.44%), 04/24/34 (g)	1,000	1,001
APEX CREDIT CLO 2018-II LTD
Series 2018-A1RR-2A, 0.00%, (3 Month Term SOFR + 1.24%), 10/20/31 (g)	1,000	1,000
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.49%, (3 Month Term SOFR + 1.16%), 07/18/29 (g)	428	428
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 6.52%, (1 Month Term SOFR + 1.19%), 11/17/38 (f) (g)	554	550
Ares Management Corporation
Series 2019-A1R-52A, 6.64%, (3 Month Term SOFR + 1.31%), 04/22/31 (g)	1,000	1,001
Ares XXXIV CLO, Ltd.
Series 2015-AR3-2A, 6.64%, 04/18/33 (g)	1,300	1,300
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.73%, 11/20/36 (g)	1,525	1,258
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 6.54%, (3 Month Term SOFR + 1.21%), 04/15/31 (g)	888	889
Barings Loan Partners CLO Ltd 3
Series LP-AR-3A, 6.84%, (3 Month Term SOFR + 1.52%), 07/20/33 (g)	1,000	1,004
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.14%, 04/25/35 (g)	279	249
Bear Stearns Arm Trust 2005-6
Series 2005-2A2-3, REMIC, 5.22%, 06/25/35 (g)	231	208
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.96%, 07/25/36 (g)	561	483
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.69%, (1 Month Term SOFR + 0.34%), 11/25/36 (f) (g)	1,000	950
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.67%, (3 Month Term SOFR + 0.00%), 04/20/34 (g)	1,000	1,001
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 6.67%, (3 Month Term SOFR + 1.34%), 07/15/32 (g)	800	801
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 6.50%, (3 Month Term SOFR + 0.93%), 10/25/30 (g)	2,368	2,369
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	289	269
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,341	1,159
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.60%, (1 Month Term SOFR + 1.26%), 08/19/38 (f) (g)	507	501
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (g)	830	821
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.84%, (1 Month Term SOFR + 1.51%), 11/18/37 (g)	773	758
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.53%, (3 Month Term SOFR + 1.21%), 08/14/30 (g)	353	353
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.59%, (3 Month Term SOFR + 1.26%), 04/21/31 (g)	824	825
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.85%, (3 Month Term SOFR + 1.52%), 04/22/30 (a) (g)	1,021	1,023
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.18%, 01/25/37 (f) (g)	563	160
Centex LLC
Series 2004-MV1-D, REMIC, 6.39%, (1 Month Term SOFR + 1.04%), 09/25/34 (f) (g)	18	17
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	559	278
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.88%, (1 Month Term SOFR + 0.53%), 11/25/34 (g)	366	332
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/22/30 (g)	565	566
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	95
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 6.41%, (1 Month Term SOFR + 1.08%), 06/15/34 (f) (g)	444	415
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 5.60%, (1 Month Term SOFR + 0.25%), 07/25/35 (f) (g)	52	45
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.20%, (1 Month Term SOFR + 0.85%), 06/25/37 (f) (g)	469	443
CWABS, Inc.
Series 2004-M1-4, REMIC, 6.18%, (1 Month Term SOFR + 0.83%), 07/25/34 (f) (g)	10	10
Series 2004-M1-5, REMIC, 6.31%, (1 Month Term SOFR + 0.97%), 08/25/34 (f) (g)	2	2
Series 2005-1A-AB4, REMIC, 5.94%, (1 Month Term SOFR + 0.59%), 03/25/36 (f) (g)	18	16
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,887

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	761	691
Dryden 54 Senior Loan Fund
Series 2017-AR-54A, 6.48%, 10/19/29 (g)	573	573
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (g)	3,994	3,979
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.88%, (1 Month Term SOFR + 1.54%), 10/25/34 (f) (g)	488	476
GoldenTree Loan Management US CLO 16 Ltd
Series 2022-AR-16A, 6.99%, (3 Month Term SOFR + 1.67%), 01/20/34 (g)	1,000	1,005
Goldentree Loan Management US CLO 4, Ltd.
Series 2019-ARR-4A, 6.48%, 04/24/31 (g)	2,500	2,500
Golub Capital Partners
Series 2024-A1-1A, 6.56%, 04/20/33 (g)	1,000	1,001
Golub Capital Partners CLO 26B Ltd
Series 2015-A1R-26A, 6.61%, (3 Month Term SOFR + 1.28%), 04/20/31 (g)	337	338
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.97%, (1 Month Term SOFR + 0.62%), 01/25/36 (f) (g)	291	229
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 5.74%, (1 Month Term SOFR + 0.39%), 09/25/36 (f) (g)	2,608	830
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	293
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 5.86%, (1 Month Term SOFR + 0.52%), 12/19/36 (f) (g)	379	296
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.94%, (1 Month Term SOFR + 0.59%), 07/25/35 (f) (g)	230	204
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (f)	1,002	578
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 5.86%, (1 Month Term SOFR + 0.52%), 07/25/36 (f) (g)	191	181
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	238	205
Series 2020-1A-1, 4.00%, 11/15/32	2,236	2,068
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 6.64%, (1 Month Term SOFR + 1.31%), 12/15/38 (f) (g)	776	759
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 09/25/36 (f) (g)	911	242
Magnetite XII, Ltd.
Series 2015-AR4-12A, 6.47%, (3 Month Term SOFR + 1.15%), 10/15/31 (g)	1,356	1,357
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 6.18%, (1 Month Term SOFR + 0.83%), 12/25/34 (f) (g)	639	583
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 6.21%, (1 Month Term SOFR + 0.86%), 09/25/35 (f) (g)	605	584
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (g)	969	962
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 5.66%, (1 Month Term SOFR + 0.21%), 04/25/37 (f) (g)	9	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 04/25/36 (f) (g)	306	237
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 6.16%, (1 Month Term SOFR + 0.82%), 02/25/36 (f) (g)	300	230
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.78%, (1 Month Term SOFR + 0.27%), 08/25/36 (f) (g)	203	196
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (g)	365	348
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 6.56%, (3 Month Term SOFR + 1.23%), 07/19/30 (g)	1,376	1,377
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	32	24
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (f) (g)	138	54
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	26	22
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.92%, (1 Month Term SOFR + 0.57%), 12/25/35 (f) (g)	137	108
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	1,600	1,580
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	539	497
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.46%, 08/25/35 (g)	1	1
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (g)	949	950
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (h)	558	694
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 6.69%, (3 Month Term SOFR + 1.37%), 04/25/33 (g)	2,200	2,202
Trinitas CLO XIV, Ltd.
Series 2020-A1R-14A, 6.66%, (3 Month Term SOFR + 1.34%), 01/25/34 (g)	1,000	1,003
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	53	50
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	333	295
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,717	3,187
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	458	442
Verdelite Static CLO 2024-1 Ltd
Series 2024-A-1A, 0.00%, 07/20/32 (g)	2,000	2,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $77,525)		73,191
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Financials 0.4%
Avolon TLB Borrower 1 US LLC
Term Loan, 7.34%, (SOFR + 2.25%), 12/01/27 (g)	966	966
Cotiviti Corporation
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (g)	1,300	1,292
Delos Aircraft Designated Activity Co
Term Loan, 7.32%, (3 Month Term SOFR + 1.75%), 10/14/27 (g)	120	121
Setanta Aircraft Leasing Designated Activity Co
2024 Term Loan B, 7.07%, (3 Month Term SOFR + 1.75%), 11/06/28 (g)	1,000	1,005
		3,384
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.05%, (SOFR + 1.75%), 02/01/27 (g)	1,024	1,023
2023 Term Loan B4, 7.30%, (SOFR + 2.00%), 12/02/30 (g)	994	982
DirecTV Financing, LLC
2024 Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 08/02/29 (g)	382	380
Ontario Gaming GTA LP
Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 07/11/30 (g)	399	401
		2,786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Industrials 0.2%
Carnival Corporation
2024 Term Loan B2, 8.07%, (SOFR + 2.75%), 08/09/27 (g)	382	383
Chromalloy Corporation
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 03/21/31 (g)	800	801
Modena Buyer LLC
Term Loan, 0.00%, (SOFR + 4.50%), 04/03/31 (g) (t)	300	292
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (g)	258	263
		1,739
Consumer Discretionary 0.1%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.10%, (3 Month Term SOFR + 2.75%), 01/24/31 (g)	900	899
Station Casinos LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 03/07/31 (g)	499	498
		1,397
Information Technology 0.1%
Broadcom Inc.
Term Loan, 0.00%, (SOFR + 1.13%), 11/21/25 (g) (t)	500	496
Term Loan, 0.00%, (SOFR + 1.25%), 11/20/26 (g) (t)	500	496
		992
Utilities 0.0%
Vistra Zero Operating Company, LLC
Term Loan B, 8.09%, (1 Month Term SOFR + 2.75%), 03/20/31 (g)	200	201
Total Senior Floating Rate Instruments (cost $10,490)		10,499
PREFERRED STOCKS 0.3%
Financials 0.3%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	298
Morgan Stanley, 6.50%, (25, 10/15/27) (b) (d)	35	903
Wells Fargo & Company, 4.25%, (25, 09/15/26) (b) (d)	65	1,222
Total Preferred Stocks (cost $2,794)		2,423
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	26
DrillCo Holding Lux S.A. (i) (k)	—	9
DrillCo Holding Lux S.A. (i) (k)	3	77
Total Common Stocks (cost $76)		115
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (u) (v)	2,252	2,252
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (u) (v)	464	464
Total Short Term Investments (cost $2,716)		2,716
Total Investments 120.7% (cost $1,266,764)		1,188,353
Other Derivative Instruments 0.0%		419
Other Assets and Liabilities, Net (20.7)%		(203,897)
Total Net Assets 100.0%		984,875

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $194,062 and 19.7% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Non-income producing security.

(j) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $248,359.

(o) All or a portion of the security is subject to a written call option.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) Treasury inflation indexed note, par amount is not adjusted for inflation.

(s) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(t) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	1,013	26,983	27,532	7	—	—	464	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.31% - Class SL	3,913	29,705	31,366	102	—	—	2,252	0.2
	4,926	56,688	58,898	109	—	—	2,716	0.3

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	96	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	184	186	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,886	2,091	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	12	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,471	1,930	0.2
Gaz Finance PLC, 2.95%, 01/27/29	01/20/21	1,800	957	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	440	377	—
HM Treasury, 4.38%, 07/31/54	03/06/24	3,592	3,416	0.3
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	85	84	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	26	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	10	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	26	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	67	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	02/04/21	2,616	87	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	823	26	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	203	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	139	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,838	1,517	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	419	303	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	1,955	1,448	0.2
Oi S.A. – Em Recuperacao Judicial, 12.50%, 12/15/24	04/19/24	11	11	—
Phosagro Bond Funding Designated Activity Company, 0.00%, 01/23/25	01/15/20	600	497	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	761	732	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	688	694	0.1
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	940	916	0.1
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	05/28/24	446	445	—
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	609	598	0.1
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	606	571	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	1	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
		35,180	17,476	1.8

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	24	September 2024	EUR	2,767	(3)	30
United States 10 Year Ultra Bond	95	September 2024		10,713	(46)	73
United States 5 Year Note	416	October 2024		44,145	(45)	191
United States Ultra Bond	122	September 2024		15,122	(202)	169
					(296)	463
Short Contracts
Long Gilt	(50)	September 2024	GBP	(4,862)	25	(22)
United States Long Bond	(87)	September 2024		(10,220)	87	(73)
					112	(95)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	09/20/33	AUD	5,900	(13)	57
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	03/20/34	AUD	7,800	(19)	39
6M EURIBOR (S)	Receiving	2.50	(A)	09/18/54	EUR	12,200	91	558
6M EURIBOR (S)	Paying	2.75	(A)	09/18/34	EUR	17,800	(65)	(243)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	2	42
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,700	2	53
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/20/43	JPY	225,800	11	103
BRAZIBOR (A)	Paying	9.84	(A)	01/04/27	BRL	5,500	(5)	(40)
BRAZIBOR (A)	Paying	9.83	(A)	01/04/27	BRL	22,400	(20)	(165)
BRAZIBOR (A)	Paying	9.82	(A)	01/04/27	BRL	24,600	(22)	(183)
BRAZIBOR (A)	Paying	9.84	(A)	01/04/27	BRL	39,000	(35)	(287)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/34	GBP	1,000	3	24
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	09/18/29	GBP	7,600	(9)	(25)
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	(1)	16
U.S. SOFR (A)	Receiving	4.14	(A)	12/31/25		8,200	(1)	78
U.S. SOFR (A)	Receiving	4.10	(A)	02/18/35		100	1	(2)
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		15,000	249	416
U.S. SOFR (A)	Paying	4.50	(A)	07/22/24		34,400	(4)	280
							165	722

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.37	1.00	12/20/26	(1,000)	16	—	(5)
AT&T Inc. (Q)	0.40	1.00	12/20/24	(5,500)	19	—	(49)
AT&T Inc. (Q)	0.49	1.00	12/20/25	(2,600)	23	—	(9)
AT&T Inc. (Q)	0.54	1.00	06/20/26	(2,100)	24	1	(8)
AT&T Inc. (Q)	0.57	1.00	12/20/26	(800)	10	—	1
AT&T Inc. (Q)	0.68	1.00	06/20/28	(500)	8	—	11
Boeing Company, The (Q)	0.39	1.00	06/20/25	(500)	2	—	9
Boeing Company, The (Q)	0.57	1.00	06/20/27	(3,000)	(2)	2	104
British Telecommunications Public Limited Company (Q)	0.16	1.00	12/20/24	(700)	3	—	(1)
CDX.NA.IG.40 (Q)	0.47	1.00	06/20/28	(400)	9	—	4
CDX.NA.IG.41 (Q)	0.53	1.00	12/20/28	(3,100)	65	—	31
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(21,800)	446	(4)	(34)
EADS Finance (Q)	0.40	1.00	12/20/28	(300)	7	—	4
EADS Finance (Q)	0.00	1.00	06/20/29	(900)	20	1	1
Ford Motor Company (Q)	0.27	5.00	12/20/24	(1,500)	34	—	(139)
General Electric Company (Q)	0.22	1.00	06/20/26	(1,000)	17	—	9
General Motors Company (Q)	0.65	5.00	12/20/26	(320)	34	—	(19)
General Motors Company (Q)	1.07	5.00	06/20/28	(1,500)	226	—	26
Glencore Finance (Europe) Limited (Q)	0.00	5.00	06/20/31	(600)	129	(1)	(8)
Hess Corporation (Q)	0.31	1.00	12/20/26	(1,800)	33	(1)	57
MetLife, Inc. (Q)	0.29	1.00	12/20/24	(500)	2	—	(11)
MetLife, Inc. (Q)	0.63	1.00	06/20/28	(800)	15	—	30
Mundys S.P.A (Q)	0.61	1.00	12/20/25	(1,400)	11	(1)	74
Prudential Financial, Inc. (Q)	0.28	1.00	12/20/24	(800)	3	—	(17)
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(2,500)	10	—	413
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(800)	3	—	132
Tesco PLC (Q)	0.12	1.00	12/20/24	(800)	4	—	(13)
Tesco PLC (Q)	0.42	1.00	12/20/27	(1,700)	36	(1)	40
The AES Corporation (Q)	1.36	5.00	12/20/28	(300)	47	—	10
Verizon Communications Inc. (Q)	0.49	1.00	12/20/26	(1,400)	20	—	(13)
					1,274	(4)	630

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 07/30/34	CIT	Call	3.71	07/26/24	600,000		600	(2)
3M LIBOR, 07/22/34	GSC	Call	3.63	07/18/24	1,600,000		1,600	(2)
3M LIBOR, 07/24/34	GSC	Call	3.68	07/22/24	800,000		800	(2)
3M LIBOR, 07/26/34	GSC	Call	3.65	07/24/24	1,600,000		1,600	(3)
3M LIBOR, 07/24/34	JPM	Call	3.68	07/22/24	900,000		900	(2)
3M LIBOR, 07/25/34	JPM	Call	3.64	07/23/24	400,000		400	(1)
3M LIBOR, 07/31/34	MSC	Call	3.63	07/29/24	900,000		900	(2)
3M LIBOR, 07/31/34	MSC	Call	3.69	07/29/24	900,000		900	(3)
3M LIBOR, 07/30/34	CIT	Put	4.06	07/26/24	600,000		600	(2)
3M LIBOR, 07/22/34	GSC	Put	3.98	07/18/24	1,600,000		1,600	(8)
3M LIBOR, 07/24/34	GSC	Put	4.03	07/22/24	800,000		800	(3)
3M LIBOR, 07/26/34	GSC	Put	4.00	07/24/24	1,600,000		1,600	(9)
3M LIBOR, 07/24/34	JPM	Put	4.03	07/22/24	900,000		900	(4)
3M LIBOR, 07/25/34	JPM	Put	3.99	07/23/24	400,000		400	(2)
3M LIBOR, 07/31/34	MSC	Put	4.09	07/29/24	900,000		900	(3)
3M LIBOR, 07/31/34	MSC	Put	4.04	07/29/24	900,000		900	(4)
6M EURIBOR, 07/22/34	GSC	Call	2.55	07/18/24	500,000	EUR	500	—
6M EURIBOR, 07/29/34	UBS	Call	2.57	07/25/24	400,000	EUR	400	—
6M EURIBOR, 07/22/34	GSC	Put	2.89	07/18/24	500,000	EUR	500	(2)
6M EURIBOR, 07/29/34	UBS	Put	2.90	07/25/24	400,000	EUR	400	(2)
U.S. SOFR, 07/31/34	GSC	Call	3.71	07/29/24	800,000		800	(3)
U.S. SOFR, 07/31/34	GSC	Put	4.11	07/29/24	800,000		800	(3)
								(62)
Options on Securities
Federal National Mortgage Association, Inc, 5.00%, 07/15/54	JPM	Call	97.72	07/08/24	300,000		293	—
Federal National Mortgage Association, Inc, 5.00%, 07/15/54	JPM	Call	97.27	07/08/24	500,000		486	(1)
Federal National Mortgage Association, Inc, 5.00%, 08/15/54	JPM	Call	98.59	08/06/24	600,000		592	(1)
Federal National Mortgage Association, Inc, 5.00%, 08/15/54	JPM	Put	95.59	08/06/24	600,000		574	(2)
								(4)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	07/02/24	AUD	3,306	2,205	3
BRL/USD	GSC	08/02/24	BRL	8,827	1,573	(148)
CAD/USD	CIT	07/02/24	CAD	19,062	13,934	3
DKK/USD	JPM	07/02/24	DKK	6,519	936	1
DKK/USD	MSC	07/02/24	DKK	4,474	642	1
EUR/USD	SCB	07/02/24	EUR	18,315	19,614	(8)
GBP/USD	BNP	07/02/24	GBP	6,890	8,710	(3)
IDR/USD	JPM	07/26/24	IDR	41,323,490	2,523	(25)
INR/USD	CIT	09/24/24	INR	125,936	1,506	—
INR/USD	JPM	09/24/24	INR	17,178	205	—
INR/USD	MSC	09/24/24	INR	11,466	137	—
INR/USD	SCB	09/24/24	INR	77,836	931	1
MXN/USD	BCL	09/18/24	MXN	47,688	2,575	29
MXN/USD	SCB	09/18/24	MXN	15,858	856	13
TRY/USD	JPM	07/03/24	TRY	41,248	1,262	39
TRY/USD	JPM	07/11/24	TRY	21,178	642	19
TRY/USD	JPM	07/12/24	TRY	15,063	456	14
TRY/USD	BCL	07/17/24	TRY	5,323	160	11
TRY/USD	BCL	07/23/24	TRY	3,120	93	1
TRY/USD	CIT	07/24/24	TRY	3,735	112	1
TRY/USD	BCL	07/25/24	TRY	2,245	67	1
TRY/USD	BCL	07/31/24	TRY	2,502	74	—
TRY/USD	BCL	08/06/24	TRY	2,658	78	1
TRY/USD	JPM	08/08/24	TRY	17,664	519	27
TRY/USD	BCL	08/09/24	TRY	3,826	112	1
TRY/USD	GSC	08/14/24	TRY	9,798	286	2
TRY/USD	BCL	08/22/24	TRY	6,929	200	—
TRY/USD	BCL	08/27/24	TRY	887	25	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	JPM	08/28/24	TRY	30,200	867	6
TRY/USD	BCL	08/29/24	TRY	26,003	745	3
TRY/USD	GSC	09/10/24	TRY	3,848	109	1
TRY/USD	BCL	09/17/24	TRY	3,540	100	1
USD/AUD	ANZ	07/02/24	AUD	(3,306)	(2,205)	(3)
USD/AUD	BNP	08/02/24	AUD	(3,306)	(2,207)	(3)
USD/CAD	BNP	07/02/24	CAD	(19,070)	(13,940)	(5)
USD/CAD	CIT	08/02/24	CAD	(19,049)	(13,934)	(3)
USD/CNY	BNP	10/25/24	CNY	(17,849)	(2,490)	(8)
USD/DKK	BCL	07/02/24	DKK	(4,320)	(620)	9
USD/DKK	UBS	07/02/24	DKK	(6,686)	(960)	11
USD/DKK	JPM	08/02/24	DKK	(6,507)	(936)	(1)
USD/DKK	MSC	08/02/24	DKK	(4,466)	(643)	(1)
USD/EUR	BCL	07/02/24	EUR	(937)	(1,003)	(1)
USD/EUR	BOA	07/02/24	EUR	(16,642)	(17,823)	245
USD/EUR	JPM	07/02/24	EUR	(736)	(788)	11
USD/EUR	SCB	08/02/24	EUR	(18,315)	(19,644)	7
USD/GBP	BNP	07/02/24	GBP	(6,540)	(8,267)	87
USD/GBP	CIT	07/02/24	GBP	(109)	(138)	2
USD/GBP	JPM	07/02/24	GBP	(241)	(305)	2
USD/GBP	BNP	08/02/24	GBP	(6,890)	(8,711)	3
USD/IDR	BNP	07/26/24	IDR	(40,859,202)	(2,494)	—
USD/MXN	SCB	07/15/24	MXN	(51)	(3)	—
USD/MXN	JPM	09/18/24	MXN	(95,538)	(5,158)	122
USD/PEN	DUB	09/18/24	PEN	(2,473)	(643)	17
					(40,658)	486

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.29	1.00	12/20/24	(300)	1	4	(3)
Alibaba Group Holding Limited (Q)	BCL	0.29	1.00	12/20/24	(200)	1	3	(2)
Banco Do Brasil SA (Q)	JPM	1.05	1.00	12/20/24	(1,000)	2	(23)	25
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(600)	2	(10)	12
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	1	(8)	9
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	1	(5)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(100)	—	(1)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.29	1.00	12/20/25	(300)	2	(4)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.18	1.00	12/20/24	(500)	2	(3)	5
PT Pertamina (Persero) (Q)	BCL	0.27	1.00	12/20/24	(400)	2	(4)	6
South Africa, Parliament of (Q)	BCL	0.61	1.00	12/20/24	(800)	3	(30)	33
South Africa, Parliament of (Q)	GSC	0.61	1.00	12/20/24	(1,000)	4	(40)	44
					(5,850)	21	(121)	142

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	814,795	—	814,795
Government And Agency Obligations	—	284,614	—	284,614
Non-U.S. Government Agency Asset-Backed Securities	—	73,191	—	73,191
Senior Floating Rate Instruments	—	10,499	—	10,499
Preferred Stocks	2,423	—	—	2,423
Common Stocks	—	—	115	115
Short Term Investments	2,716	—	—	2,716
	5,139	1,183,099	115	1,188,353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	463	—	—	463
Centrally Cleared Interest Rate Swap Agreements	—	1,667	—	1,667
Centrally Cleared Credit Default Swap Agreements	—	956	—	956
Open Forward Foreign Currency Contracts	—	695	—	695
OTC Credit Default Swap Agreements	—	147	—	147
	463	3,465	—	3,928
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(95)	—	—	(95)
Centrally Cleared Interest Rate Swap Agreements	—	(945)	—	(945)
Centrally Cleared Credit Default Swap Agreements	—	(326)	—	(326)
OTC Written Options	—	(66)	—	(66)
Open Forward Foreign Currency Contracts	—	(209)	—	(209)
OTC Credit Default Swap Agreements	—	(5)	—	(5)
	(95)	(1,551)	—	(1,646)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 111.4%
U.S. Treasury Inflation Indexed Securities 89.5%
Treasury, United States Department of
0.25%, 01/15/25 - 02/15/50 (a) (b)	83,023	72,512
0.13%, 04/15/25 - 02/15/52 (a) (b)	377,192	328,631
0.38%, 07/15/25 (a) (c)	9,246	9,011
0.13%, 10/15/25 (a) (c)	10,151	9,814
0.63%, 01/15/26 - 07/15/32 (a) (b)	136,007	123,943
2.00%, 01/15/26 (a) (b)	23,962	23,666
0.38%, 01/15/27 - 07/15/27 (a) (b)	84,894	80,596
2.38%, 01/15/27 (a) (c)	404	404
1.63%, 10/15/27 (a) (b)	21,699	21,353
0.50%, 01/15/28 (a) (b)	88,475	83,371
1.75%, 01/15/28 (a) (b)	14,495	14,264
1.25%, 04/15/28 (a) (c)	6,167	5,958
3.63%, 04/15/28 (a) (b)	39,960	41,983
0.75%, 07/15/28 - 02/15/45 (a) (b)	117,977	99,088
2.38%, 10/15/28 (a) (b)	38,286	38,794
0.88%, 01/15/29 - 02/15/47 (a) (b)	34,384	28,425
2.50%, 01/15/29 (a) (b)	17,082	17,384
2.13%, 04/15/29 - 02/15/41 (a) (b)	33,115	32,827
3.88%, 04/15/29 (a) (b)	14,024	15,146
1.38%, 07/15/33 - 02/15/44 (a) (b)	73,919	65,821
0.63%, 02/15/43 (a)	8,646	6,486
1.00%, 02/15/46 (a) (b)	32,487	25,294
1.00%, 02/15/48 (a)	9,155	6,995
1.00%, 02/15/49 (a) (c)	3,290	2,496
1.50%, 02/15/53 (a)	6,118	5,138
2.13%, 02/15/54 (a)	7,049	6,852
		1,166,252
Mortgage-Backed Securities 14.2%
Federal Home Loan Mortgage Corporation
7.59%, (6 Month USD LIBOR + 1.83%), 07/01/36 (d)	47	48
5.75%, (1 Year USD LIBOR + 1.50%), 09/01/36 (d)	18	19
5.88%, (1 Year USD LIBOR + 1.65%), 10/01/36 (d)	23	23
Federal National Mortgage Association, Inc.
5.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (d)	11	11
6.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (d)	25	25
4.50%, 09/01/52 - 11/01/52	953	899
5.00%, 06/01/53	373	361
6.50%, 12/01/53	1,057	1,076
TBA, 4.50%, 07/15/54 - 08/15/54 (b)	55,999	52,790
TBA, 5.00%, 08/15/54 (b)	16,000	15,468
TBA, 5.50%, 08/15/54 (b)	17,100	16,867
TBA, 6.00%, 08/15/54 (b)	31,800	31,886
TBA, 6.50%, 08/15/54 (b)	19,000	19,331
Government National Mortgage Association
TBA, 3.50%, 08/15/54 (b)	51,100	45,950
		184,754
Treasury Inflation Indexed Securities 7.2%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,879,332	25,284
Canada, Government of
4.25%, 12/01/26, CAD (a)	6,952	5,388
Gouvernement De France
0.25%, 07/25/24, EUR (a) (e)	4,583	4,906
0.10%, 03/01/26, EUR (a) (e)	12,541	13,122
0.10%, 07/25/31 - 07/25/38, EUR (a)	2,510	2,520
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (f)	38,300	40,497
0.40%, 05/15/30, EUR (a) (e)	2,062	2,033
1.80%, 05/15/36, EUR (a) (g)	811	827
		94,577
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.90%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	1,002	980
Series WF-4779, REMIC, 5.57%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	681	671
Series T-1A1-62, REMIC, 6.35%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	91	81
Series T-1A1-63, REMIC, 6.35%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	69	64
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 5.51%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	22	22
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 6.52%, (1 Year USD LIBOR + 1.47%), 04/20/67 (d)	1,143	1,151
Series 2018-FG-H15, REMIC, 6.25%, (1 Year USD LIBOR + 0.87%), 08/20/68 (d)	1,533	1,530
Series 2022-F-H22, REMIC, 6.23%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,300	2,303
		6,802
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	55	54
Total Government And Agency Obligations (cost $1,476,924)		1,452,439
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.3%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 6.63%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	552	552
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.86%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (h)	335	127
Adagio Clo VIII Designated Activity Company
Series VIII-AN-A, 4.84%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	1,600	1,710
Adagio V CLO Designated Activity Company
Series V-ARR-A, 4.63%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (d) (g)	971	1,034
Allegro CLO IX Ltd
Series 2018-A1R-3A, 6.56%, (3 Month Term SOFR + 1.23%), 10/16/31 (d)	600	600
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	68	36
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.70%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	260	233
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,197	786
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	220	183
AMMC CLO XII, Limited
Series 2013-AR2-12A, 6.54%, (3 Month Term SOFR + 1.21%), 11/11/30 (d)	287	287
Anchorage Capital Europe CLO 1 Designated Activity Company
Series A1R-1A, 4.69%, (3 Month EURIBOR + 0.78%), 01/15/31, EUR (d) (g)	2,081	2,223
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.49%, (3 Month Term SOFR + 1.16%), 07/18/29 (d)	600	600
Series 2017-A1R-27A, 6.51%, (3 Month Term SOFR + 1.19%), 07/17/30 (d)	765	765
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.78%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	1,300	1,294
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 4.52%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (d) (g)	394	421
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.46%, (3 Month Term SOFR + 1.13%), 01/16/29 (d)	1,218	1,218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 4.63%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (d) (g)	2,204	2,353
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.74%, (3 Month Term SOFR + 1.41%), 01/16/30 (d)	326	326
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.84%, 06/25/35 (d)	13	12
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 6.66%, (3 Month Term SOFR + 1.33%), 01/20/32 (d)	757	757
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 5.06%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (d) (g)	500	535
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.51%, 03/26/37 (d)	157	147
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 7.14%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,600	1,594
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.31%, 01/25/36 (d)	74	68
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.83%, 08/25/36 (d)	84	50
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.64%, 05/25/33 (d)	6	6
Series 2003-2A1-9, REMIC, 5.50%, 02/25/34 (d)	34	32
Series 2004-22A1-9, REMIC, 5.42%, 11/25/34 (d)	23	22
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	24	20
Bear Stearns Arm Trust 2005-6
Series 2005-2A1-1, REMIC, 4.81%, 03/25/35 (d)	60	54
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.20%, 12/26/46 (d)	174	131
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 6.54%, (3 Month Term SOFR + 1.21%), 10/15/30 (d)	444	444
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.81%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	351	375
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.76%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (d) (g)	754	807
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.67%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	920	921
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 4.67%, (3 Month EURIBOR + 0.79%), 04/26/32, EUR (d) (g)	531	568
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 7.22%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	506
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 4.46%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (d) (g)	1,128	1,206
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 6.67%, (3 Month Term SOFR + 1.34%), 04/22/32 (d)	400	400
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.53%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	442	442
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 4.58%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (g)	1,206	1,286
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.59%, (3 Month Term SOFR + 1.26%), 04/21/31 (d)	887	888
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.60%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	570	570
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.71%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	800	801
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 6.51%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (h)	205	192
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.68%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	618	619
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.25%, 02/25/37 (d)	7	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	714	333
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.96%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,281
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 6.69%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	647	648
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 6.59%, (3 Month Term SOFR + 1.26%), 04/18/31 (d)	1,446	1,447
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 6.96%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,687	1,656
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.75%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (h)	1,504	1,435
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.56%, 09/25/37 (d)	247	220
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 5.54%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (h)	43	30
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 3.08%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (h)	984	831
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.86%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,068
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.65%, 03/25/37 (d)	818	679
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	5	5
Series 2005-2A2B-3, REMIC, 5.73%, 08/25/35 (d)	24	23
Series 2005-A2-6, REMIC, 6.47%, (1 Year Treasury + 2.15%), 09/25/35 (d)	3	3
Series 2005-A1-6, REMIC, 7.56%, (1 Year Treasury + 2.10%), 09/25/35 (d)	4	4
Series 2005-M3-HE4, REMIC, 6.15%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (h)	3,422	2,947
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.58%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (h)	88	60
Contego CLO IV Designated Activity Company
Series AR-4A, 4.53%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	498	530
CQS US CLO 2022-2 Ltd
Series 2022-A1R-2A, 7.17%, (3 Month Term SOFR + 1.85%), 07/21/31 (d)	1,654	1,658
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 5.58%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (h)	69	46
Series 2007-A3-CB6, REMIC, 5.68%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (h)	2,022	1,348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.73%, (3 Month Term SOFR + 1.40%), 10/23/31 (d)	620	620
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	1,292	1,293
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d) (h)	578	122
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.20%, 12/03/37 (d)	1,991	1,748
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.58%, 09/29/36 (d)	431	415
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 4.61%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (g)	564	604
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (d) (g)	312	312
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.20%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h)	64	61
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.65%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h)	3,333	3,121
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 4.82%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (d) (g)	500	532
Dryden 52 Euro Clo 2017 B.V. In Liquidatie
Series 2017-AR-52A, 4.69%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	380	406
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 6.56%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	556	557
Elmwood CLO 24 Ltd
Series 2023-A1-3A, 7.07%, (3 Month Term SOFR + 1.70%), 12/12/33 (d)	1,750	1,758
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 6.28%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	346	435
Series 2007-A3C-3A, 6.28%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	119	150
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 4.92%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (d) (g)	700	751
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 6.08%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	1,270	1,210
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 5.58%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (h)	4,858	4,212
First NLC Trust
Series 2007-A1-1, REMIC, 5.53%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	193	94
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.68%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	852	853
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 5.50%, (SONIA + 0.27%), 06/18/38, GBP (d) (e)	2	2
Series 2007-A2A-1, 5.45%, (SONIA + 0.25%), 03/18/39, GBP (d) (e)	4	5
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.82%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (h)	221	199
Grifonas Finance No.1 PLC
Series A-1, 4.18%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	331	345
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	225	119
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.17%, 01/25/35 (d)	18	17
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 7.45%, (3 Month Term SOFR + 2.12%), 07/21/31 (d)	417	417
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.00%, 04/19/34 (d)	61	58
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 5.64%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (h)	15	13
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 4.67%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	596	636
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 5.66%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,558
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.91%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (h)	963	916
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	7	7
Series 2005-4A1-AR1, REMIC, 4.49%, 03/25/35 (d)	8	8
Series 2005-2A1-AR1, REMIC, 5.34%, 11/25/35 (d)	16	17
Series 2005-A1-16IP, REMIC, 6.10%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (h)	68	53
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.88%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h)	15	15
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 4.95%, 08/25/35 (d)	37	34
Series 2005-2A1-A6, REMIC, 5.86%, 08/25/35 (d)	31	30
Series 2005-4A1-A6, REMIC, 5.01%, 09/25/35 (d)	4	4
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 5.77%, 07/25/35 (d)	11	11
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.15%, 07/27/37 (d)	148	132
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.70%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	500	500
KKR CLO 11 Ltd
Series AR-11, 6.77%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	566	566
KKR CLO 9 Ltd.
Series AR2-9, 6.54%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	246	246
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 4.69%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (d) (g)	231	246
LCM Loan Income Fund I Ltd.
Series A-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	278	278
LCM XV LP
Series AR2-15A, 6.59%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	775	775
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.96%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h)	347	319
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	1,531	1,525
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.88%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,595	1,591
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.70%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (h)	383	147
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.96%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	347	344
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 6.51%, (3 Month Term SOFR + 1.18%), 10/18/30 (d)	490	490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 6.34%, (3 Month Term SOFR + 1.01%), 04/16/29 (d)	515	515
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 4.41%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	352	375
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.29%, 12/25/33 (d)	39	37
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 6.21%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (h)	45	42
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 5.76%, 02/25/34 (d)	45	42
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.21%, 02/25/33 (d)	22	20
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.49%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,500	1,502
MidOcean Credit CLO II
Series 2013-ARR-2A, 6.62%, (3 Month Term SOFR + 1.29%), 01/29/30 (d)	8	8
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 6.64%, (3 Month Term SOFR + 1.31%), 02/20/31 (d)	571	571
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	215	203
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.68%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (h)	1,190	478
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 5.58%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (h)	35	30
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 6.43%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (h)	274	277
Series 2005-M2-HE2, REMIC, 6.12%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (h)	920	875
Series 2005-M3-HE5, REMIC, 6.13%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (h)	1,231	1,124
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 6.46%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	117	113
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 6.68%, (3 Month Term SOFR + 1.35%), 10/16/29 (d)	433	433
MP CLO VII, Ltd.
Series 2015-AR3-1A, 6.48%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	340	340
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd
Series 2023-A-53A, 6.91%, (3 Month Term SOFR + 1.59%), 10/24/32 (d)	1,200	1,206
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 6.22%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	202	190
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,260	1,179
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 6.22%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h)	1,977	1,909
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 4.64%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	1,476	1,574
OCP Euro CLO 2017-2 Designated Activity Company
Series 2017-A-2A, 4.73%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (d) (g)	327	350
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 6.55%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	1,163	1,164
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.58%, (3 Month Term SOFR + 1.26%), 02/14/31 (d)	669	670
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 6.45%, (3 Month Term SOFR + 1.13%), 04/17/31 (d)	992	992
OZLM IX, Ltd.
Series 2014-A1A4-9A, 8.15%, 10/20/31 (d)	314	314
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 6.56%, (3 Month Term SOFR + 1.24%), 10/17/29 (d)	333	333
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.75%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	600	600
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 4.96%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (d) (g)	757	811
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.33%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (d) (g)	922	990
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-A-1A, 5.11%, (3 Month EURIBOR + 1.25%), 08/15/33, EUR (d) (g)	1,600	1,716
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 6.39%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	914	914
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 6.39%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	1,248	1,249
Providus CLO IV Designated Activity Company
Series AR-4A, 4.72%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (g)	1,900	2,023
Rad CLO 4, Ltd.
Series 2019-AR-4A, 6.56%, 04/26/32 (d)	900	901
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 6.02%, 10/25/37 (d)	436	373
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.92%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	2,083	2,004
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 6.09%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	327	324
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 6.09%, (1 Month Term SOFR + 0.74%), 12/25/35 (d) (h)	65	65
Series 2006-M1-KS3, REMIC, 5.95%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	221	216
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	62
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.62%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	508	508
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.75%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	961	962
Saranac CLO VII Limited
Series 2014-A1AR-2A, 6.82%, (3 Month Term SOFR + 1.49%), 11/20/29 (d)	67	67
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.94%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (h)	2,000	1,506
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 5.75%, (1 Month Term SOFR + 0.42%), 08/25/24 (d) (h)	308	284
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.78%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (h)	2,534	791

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.76%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (h)	362	133
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 6.16%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,426	1,424
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.74%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	265	265
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.80%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,200	1,203
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 6.60%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	1,000	1,001
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.66%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (h)	1,356	904
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 6.11%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (h)	4	4
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 7.28%, 02/25/34 (d)	52	50
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 6.42%, (3 Month Term SOFR + 1.09%), 10/25/29 (d)	287	287
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (d) (h)	473	15
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 5.58%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,607	1,330
Series 2005-A3-1, REMIC, 5.59%, 04/25/45 (d)	42	40
Toro European CLO 5 Designated Activity Company
Series A-5A, 4.65%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	752	805
Series ANV-5A, 4.68%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	354	379
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 4.64%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,800	1,917
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 6.46%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	432	438
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.91%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,402
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.98%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	297	295
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.75%, (3 Month Term SOFR + 1.42%), 07/30/32 (d)	1,500	1,501
Venture XVII CLO, Limited
Series 2014-ARR-17A, 6.47%, (3 Month Term SOFR + 1.14%), 04/15/27 (d)	2	2
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 6.58%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	811	811
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.71%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,500	1,501
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.22%, (SOFR 30-Day Average + 1.90%), 02/18/39 (d)	646	644
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 6.59%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	283	283
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.80%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	403	403
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 6.65%, (3 Month Term SOFR + 1.32%), 04/15/31 (d)	411	412
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 6.50%, 07/20/32 (d)	500	500
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 6.29%, 06/25/33 (d)	35	33
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.85%, 09/25/33 (d)	18	17
Series 2005-2A1-AR14, REMIC, 4.71%, 12/25/35 (d)	28	25
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 5.92%, (12 Month Treasury Average + 0.77%), 05/25/47 (d)	146	122
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 6.15%, (12 Month Treasury Average + 1.00%), 08/25/46 (d)	709	653
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.62%, 03/25/33 (d)	14	13
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 6.48%, (3 Month Term SOFR + 1.15%), 07/20/29 (d)	10	10
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 6.65%, (3 Month Term SOFR + 1.32%), 10/20/29 (d)	55	55
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.64%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	315	316
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 6.67%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,600	1,601
Total Non-U.S. Government Agency Asset-Backed Securities (cost $139,769)		134,363
CORPORATE BONDS AND NOTES 0.3%
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	80
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,154
Credit Suisse Group AG
4.92%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (e) (j)	100	107
2.13%, 10/13/26, EUR (e) (j)	240	251
1.00%, 06/24/27, EUR (e) (j)	100	101
7.00%, 09/30/27, GBP (e) (j)	100	130
7.75%, 03/01/29, EUR (e) (j)	100	121
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (e) (i) (j)	600	633
		2,577
Consumer Discretionary 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	286
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	192
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	186
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	99
Total Corporate Bonds And Notes (cost $3,495)		3,340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (i) (j)	—	594
Total Preferred Stocks (cost $500)		594
Total Investments 122.0% (cost $1,620,688)		1,590,736
Other Derivative Instruments 0.1%		1,330
Other Assets and Liabilities, Net (22.1)%		(288,346)
Total Net Assets 100.0%		1,303,720

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $1,305,516.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $37,108 and 2.8% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	238	65,398	65,636	27	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	64	1,713	1,777	1	—	—	—	—
	302	67,111	67,413	28	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 4.92%, 01/16/26	03/27/23	103	107	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	245	251	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	96	101	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	130	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	111	121	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 6.28%, 06/13/45	06/29/16	426	435	—
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,839	4,906	0.4
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,673	13,122	1.0
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 5.50%, 06/18/38	09/18/21	2	2	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 5.45%, 03/18/39	09/18/21	6	5	—
Grifonas Finance No.1 PLC, Series A-1, 4.18%, 08/28/39	02/10/15	293	345	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	633	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,542	2,033	0.2
		23,211	22,191	1.7

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	225	September 2024	AUD	25,609	—	(38)
Euro BOBL	173	September 2024	EUR	19,944	(20)	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Real Return Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Euro Buxl 30 Year Bond	10	September 2024	EUR	1,272	(12)	33
Italy Government BTP Bond	204	September 2024	EUR	23,759	(142)	(257)
United States 10 Year Ultra Bond	872	September 2024		97,763	(422)	1,236
					(596)	1,190
Short Contracts
Euro Bund	(304)	September 2024	EUR	(39,634)	130	(410)
Euro OAT	(163)	September 2024	EUR	(20,242)	115	185
Euro Schatz	(274)	September 2024	EUR	(28,834)	7	(137)
Italy Short Term Government BTP Bond	(223)	September 2024	EUR	(23,413)	18	(5)
United States 10 Year Note	(442)	September 2024		(48,001)	118	(612)
United States 2 Year Note	(700)	October 2024		(142,655)	12	(299)
United States 5 Year Note	(1,531)	October 2024		(162,084)	157	(1,087)
United States Long Bond	(342)	September 2024		(40,073)	390	(389)
United States Ultra Bond	(297)	September 2024		(37,051)	363	(176)
					1,310	(2,930)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	2.63	(A)	02/15/33	EUR	35,844	111	560
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	22	2,115
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	64	6,271
6M EURIBOR (S)	Receiving	2.50	(A)	09/18/54	EUR	42,800	321	1,961
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	—
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	(1)	(160)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	(2)	(378)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	(1)	(183)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	(2)	(179)
6M EURIBOR (S)	Paying	2.75	(A)	09/18/34	EUR	186,000	(680)	(4,562)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	1	5
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	18	46
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	11	86
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	23	170
ESTR Volume Weighted Trimmed Mean Rate (A)	Receiving	3.48	(A)	02/26/25	EUR	257,300	9	24
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.55	(A)	11/15/53	EUR	900	6	(22)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.62	(A)	11/15/53	EUR	900	6	(46)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.36	(A)	11/15/33	EUR	2,800	(3)	52
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.39	(A)	11/15/33	EUR	2,900	(3)	60
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.36	(A)	11/15/33	EUR	5,000	(5)	98
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	(12)	47
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	(12)	114
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	2,600	(19)	241
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	(7)	63
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	(10)	102
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(1)	(106)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(1)	(55)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	2	56
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	1	14
HICP (A)	Receiving	2.50	(A)	03/15/28	EUR	1,400	—	(13)
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	2	58
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	5	89
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	1	19
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	2	(6)
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	2	48
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	4	(12)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	7	(3,243)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	(4)	(34)
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	(5)	(13)
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	(2)	(12)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	(3)	(43)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	159
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	2	935
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	6	558
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	3	250
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	5	428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26	900	1	79
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27	3,700	5	594
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27	4,500	7	693
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28	800	1	59
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28	1,900	3	124
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31	16,800	24	1,972
U.S. CPURNSA (A)	Paying	2.75	(A)	09/07/24	4,600	13	(15)
U.S. CPURNSA (A)	Paying	2.51	(A)	09/08/24	1,100	—	(6)
U.S. CPURNSA (A)	Paying	2.56	(A)	09/12/24	5,100	1	(26)
U.S. CPURNSA (A)	Paying	2.57	(A)	09/12/24	5,700	2	(29)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	(16)	(1,069)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	(15)	(866)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	(14)	(768)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	(10)	(853)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29	14,500	(24)	(2,374)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30	2,200	(3)	(461)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25	79,790	(6)	115
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53	10,490	148	3,296
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54	21,700	332	2,925
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54	7,700	128	111
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28	50,860	(78)	(4,187)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34	31,400	(175)	(1,923)
						185	2,953

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Sep. 2024	(500)	EUR	106.20	07/26/24	5	51

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 10/08/27	BCL	Call	3.15	10/06/25	19,300,000	EUR	19,300	(253)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	16,000,000	EUR	16,000	(164)
6M EURIBOR, 09/02/27	GSC	Call	2.90	08/29/25	10,100,000	EUR	10,100	(95)
6M EURIBOR, 09/03/27	GSC	Call	2.80	09/01/25	21,700,000	EUR	21,700	(182)
6M EURIBOR, 10/08/27	BCL	Put	3.15	10/06/25	19,300,000	EUR	19,300	(90)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	16,000,000	EUR	16,000	(96)
6M EURIBOR, 09/02/27	GSC	Put	2.90	08/29/25	10,100,000	EUR	10,100	(64)
6M EURIBOR, 09/03/27	GSC	Put	2.80	09/01/25	21,700,000	EUR	21,700	(157)
								(1,101)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	07/02/24	AUD	1,533	1,023	1
CAD/USD	CIT	07/02/24	CAD	7,161	5,234	1
EUR/USD	CIT	07/02/24	EUR	641	687	(12)
EUR/USD	SCB	07/02/24	EUR	95,651	102,438	(43)
GBP/USD	JPM	07/02/24	GBP	1,144	1,446	(3)
MXN/USD	JPM	09/18/24	MXN	6,650	359	(9)
USD/AUD	ANZ	07/02/24	AUD	(1,533)	(1,023)	(1)
USD/AUD	BNP	08/02/24	AUD	(1,533)	(1,024)	(1)
USD/CAD	BNP	07/02/24	CAD	(7,164)	(5,237)	(2)
USD/CAD	CIT	08/02/24	CAD	(7,156)	(5,235)	(1)
USD/EUR	BOA	07/02/24	EUR	(93,605)	(100,246)	1,381
USD/EUR	CIT	07/02/24	EUR	(2,687)	(2,878)	8
USD/EUR	SCB	08/02/24	EUR	(95,651)	(102,592)	39
USD/GBP	BNP	07/02/24	GBP	(1,316)	(1,664)	10
USD/JPY	BNP	07/02/24	JPY	(4,023,219)	(25,006)	730
USD/JPY	SCB	08/02/24	JPY	(3,997,130)	(24,965)	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	DUB	09/18/24	PEN	(6,920)	(1,800)	46
					(160,483)	2,183

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +5.50% (S)	MSC	07/22/24	27,332	—	(57)
Treasury, United States Department of (S)	Fixed Rate of +5.50% (S)	MSC	07/22/24	25,621	—	(110)
Treasury, United States Department of (S)	Fixed Rate of +5.50% (S)	MSC	07/22/24	23,630	—	(32)
Treasury, United States Department of (S)	Fixed Rate of +5.53% (S)	MSC	07/09/24	65,821	—	(129)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	07/22/24	29,440	—	9
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	07/22/24	51,467	—	(310)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	07/22/24	61,566	—	(27)
					—	(656)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,452,439	—	1,452,439
Non-U.S. Government Agency Asset-Backed Securities	—	134,363	—	134,363
Corporate Bonds And Notes	—	3,340	—	3,340
Preferred Stocks	594	—	—	594
	594	1,590,142	—	1,590,736
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,670	—	—	1,670
Centrally Cleared Interest Rate Swap Agreements	—	24,597	—	24,597
Exchange Traded Futures Options	51	—	—	51
Open Forward Foreign Currency Contracts	—	2,255	—	2,255
OTC Total Return Swap Agreements	—	9	—	9
	1,721	26,861	—	28,582
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,410)	—	—	(3,410)
Centrally Cleared Interest Rate Swap Agreements	—	(21,644)	—	(21,644)
OTC Written Options	—	(1,101)	—	(1,101)
Open Forward Foreign Currency Contracts	—	(72)	—	(72)
OTC Total Return Swap Agreements	—	(665)	—	(665)
	(3,410)	(23,482)	—	(26,892)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 93.7%
Industrials 26.0%
ADS Tactical, Inc.
2021 Term Loan B, 11.19%, (SOFR + 5.75%), 03/04/28 (a)	893	894
Advantage Sales & Marketing, Inc.
2024 Term Loan, 9.84%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	550	535
Advisor Group, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 08/16/28 (a)	734	736
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/17/28 (a)	4,294	4,319
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 06/17/28 (a)	5,181	5,186
2023 Incremental Term Loan, 9.58%, 07/31/28 (a)	182	183
2023 Incremental Term Loan, 9.58%, 07/31/28 (a)	189	189
2023 Incremental Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 07/31/28 (a)	1,764	1,765
AI Mistral Holdco Limited
2017 Term Loan B, 11.33%, (1 Month Term SOFR + 6.00%), 09/30/25 (a)	1,630	1,691
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (a)	804	807
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (a)	982	982
Alliance Laundry Systems LLC
Term Loan B, 8.90%, (3 Month Term SOFR + 3.50%), 09/30/27 (a)	1,280	1,283
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 05/04/28 (a) (b)	1,333	1,328
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	6,107	6,081
Amentum Government Services Holdings LLC
2022 Term Loan, 9.34%, (1 Month Term SOFR + 4.00%), 02/07/29 (a)	1,474	1,479
American Airlines, Inc.
2021 Term Loan, 10.33%, (3 Month SOFR + 4.75%), 03/10/28 (a)	4,926	5,083
2023 1st Lien Term Loan, 7.77%, (SOFR + 2.50%), 05/29/29 (a)	1,405	1,401
Amynta Agency Borrower Inc.
2023 1st Lien Term Loan B, 9.55%, (3 Month Term SOFR + 4.25%), 02/28/28 (a)	581	582
Anticimex International AB
2021 USD Term Loan B1, 8.46%, (SOFR + 3.15%), 07/21/28 (a)	338	338
2021 USD Term Loan B4, 8.81%, (SOFR + 3.40%), 11/16/28 (a) (c)	657	662
APi Group DE, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	700	699
AppLovin Corporation
2024 Term Loan (2028), 7.83%, (1 Month Term SOFR + 2.50%), 10/25/28 (a)	2,074	2,077
2024 Term Loan (2030), 7.83%, (1 Month Term SOFR + 2.50%), 08/19/30 (a)	767	767
AQ Carver Buyer, Inc.
2023 Term Loan B, 10.93%, (3 Month Term SOFR + 5.50%), 07/28/29 (a)	2,522	2,529
Archkey Solutions LLC
Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 06/30/28 (a)	343	344
Arsenal AIC Parent LLC
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 08/18/30 (a)	4,776	4,799
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	603	606
Arthur US Finco Inc
Term Loan B, 10.56%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	479	460
Azuria Water Solutions, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 03/31/28 (a)	3,922	3,933
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 12/25/28 (a)	1,324	1,323
Bleriot US Bidco Inc
Term Loan, 0.00%, (SOFR + 3.25%), 10/31/30 (a) (b)	270	271
BrightView Landscapes, LLC
2024 Term Loan B, 7.82%, (SOFR + 2.50%), 04/20/29 (a)	2,469	2,473
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (SOFR + 6.00%), 05/01/30 (a)	220	221
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.58%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	275	274
Carnival Corporation
2024 Term Loan B2, 8.07%, (SOFR + 2.75%), 08/09/27 (a)	2,076	2,082
2024 Term Loan B1, 8.07%, (SOFR + 2.75%), 10/18/28 (a)	4,204	4,210
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	852	852
Chart Industries, Inc.
2023 Term Loan, 8.68%, (SOFR + 3.25%), 03/15/30 (a)	665	667
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (a)	418	418
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 09/30/28 (a)	349	349
Chromalloy Corporation
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 03/21/31 (a)	310	310
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	4,888	4,888
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (a)	3,544	3,549
Conair Holdings, LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 05/13/28 (a)	2,206	2,192
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	986	969
Core & Main LP
2024 Incremental Term Loan B, 7.57%, (3 Month Term SOFR + 2.25%), 02/05/31 (a)	214	215
Covanta Holding Corporation
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 11/30/28 (a)	369	369
2024 Term Loan C, 8.08%, (1 Month Term SOFR + 2.75%), 11/30/28 (a)	20	20
Covetrus, Inc.
Term Loan, 10.31%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	5,617	5,419
CP Atlas Buyer, Inc.
2021 Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 11/23/27 (a)	6,150	5,990
CPI Holdco B LLC
Term Loan, 7.32%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	540	539
CPM Holdings, Inc.
2023 Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	159	158
CQP Holdco LP
2023 4th Amendment Term Loan, 8.30%, (3 Month Term SOFR + 3.00%), 12/31/30 (a)	7,121	7,130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Crown Subsea Communications Holding,Inc.
2024 Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 01/27/31 (a)	3,392	3,395
Da Vinci Purchaser Corp.
2019 Term Loan, 9.44%, (SOFR + 4.00%), 12/10/26 (a)	404	404
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (a)	129	128
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	522	522
DXP Enterprises, Inc.
2023 Term Loan B, 10.29%, (SOFR + 4.75%), 10/06/30 (a)	228	229
EAB Global, Inc.
2021 Term Loan, 8.94%, (SOFR + 3.50%), 12/31/24 (a)	526	525
Echo Global Logistics, Inc.
Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	2,335	2,304
Eisner Advisory Group LLC
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	3,032	3,056
Employbridge Holding Company
2021 Term Loan B, 10.31%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	4,998	3,457
2021 Term Loan B, 10.32%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	13	9
EMRLD Borrower LP
Term Loan, 0.00%, (SOFR + 2.50%), 06/18/31 (a) (b)	275	275
Ensemble RCM, LLC
2024 Term Loan B, 0.00%, (SOFR + 3.00%), 08/01/29 (a) (b)	2,326	2,316
2024 Term Loan B, 8.33%, (SOFR + 3.00%), 08/01/29 (a)	1,400	1,394
Fertitta Entertainment, LLC
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (d)	7,558	7,563
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 01/31/31 (a)	605	608
FinCo I LLC
2023 Term Loan, 8.33%, (3 Month Term SOFR + 3.00%), 06/27/28 (a)	228	229
First Student Bidco Inc
Term Loan C, 8.31%, (3 Month Term SOFR + 3.00%), 07/12/28 (a)	1,128	1,127
Term Loan B, 8.31%, (3 Month Term SOFR + 3.00%), 07/13/28 (a)	3,708	3,707
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (1 Month Term SOFR + 2.75%), 06/30/28 (a)	606	605
Forward Air Corporation
Term Loan B, 9.83%, (SOFR + 4.50%), 09/20/30 (a)	738	687
Foundever Worldwide Corporation
2021 USD Term Loan, 0.00%, (SOFR + 3.75%), 07/28/28 (a) (b)	800	613
2021 USD Term Loan, 9.19%, (SOFR + 3.75%), 07/28/28 (a)	5,344	4,097
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.36%, (3 Month SOFR + 4.75%), 02/24/26 (a)	910	685
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.30%, (SOFR + 2.00%), 03/27/31 (a)	610	609
Gloves Buyer, Inc.
2021 Term Loan, 9.43%, (Prime + 4.00%), 12/29/27 (a)	1,473	1,464
Grant Thornton Advisors LLC
Term Loan B, 8.60%, (SOFR + 3.25%), 05/30/31 (a)	1,733	1,738
Griffon Corporation
Term Loan B, 7.70%, (3 Month SOFR + 2.50%), 01/24/29 (a)	922	922
Groupe Solmax Inc.
Term Loan, 10.19%, (3 Month SOFR + 4.75%), 12/30/24 (a)	1,559	1,508
Term Loan, 10.31%, (3 Month SOFR + 4.75%), 12/30/24 (a)	1,811	1,753
GTCR Everest Borrower LLC
Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (a) (b)	3,744	3,744
GTCR W Merger Sub LLC
USD Term Loan B, 8.31%, (1 Month Term SOFR + 3.00%), 09/21/30 (a)	2,365	2,365
Harbourvest Partners, LLC
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 04/22/30 (a)	903	903
Heritage-Crystal Clean, Inc.
Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 10/05/30 (a)	4,225	4,229
Hertz Corporation, (The)
2023 Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 06/30/28 (a)	3,889	3,518
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	707	708
Homeserve USA Holding Corp
Term Loan, 7.85%, (1 Month Term SOFR + 2.50%), 10/12/30 (a)	645	646
Hunter Holdco 3 Limited
USD Term Loan B, 9.66%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	5,591	5,529
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	209	210
IVC Acquisition Ltd
2023 USD Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 11/16/28 (a)	778	779
Janus International Group, LLC
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 08/02/30 (a)	178	178
Johnstone Supply LLC
Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 05/15/31 (a) (b)	435	435
Kaman Corporation
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 03/27/31 (a)	340	342
KBR, Inc.
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 01/10/31 (a)	175	175
Kestrel Bidco Inc.
Term Loan B, 8.43%, (SOFR + 3.00%), 07/31/26 (a)	571	572
KNS Acquisition Corp.
Term Loan, 11.69%, (1 Month Term SOFR + 6.25%), 04/16/27 (a)	488	305
Kohler Energy Co LLC
USD Term Loan B, 10.08%, (SOFR + 4.75%), 01/30/31 (a)	3,768	3,781
KUEHG Corp.
2024 Term Loan B, 9.80%, (3 Month Term SOFR + 4.50%), 06/12/30 (a)	1,777	1,782
LaserShip, Inc.
2021 Term Loan, 10.07%, (3 Month Term SOFR + 4.50%), 04/30/28 (a)	351	298
LBM Acquisition LLC
2024 Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 06/06/31 (a)	1,066	1,047
LC Ahab US Bidco LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/14/31 (a)	220	220
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 9.34%, (SOFR + 4.00%), 08/11/28 (a)	354	355
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.94%, (1 Month Term SOFR + 4.61%), 11/23/28 (a)	3,014	2,975
LSF11 Trinity Bidco, Inc.
2023 Term Loan, 8.84%, (1 Month Term SOFR + 4.00%), 06/14/30 (a) (c)	932	932

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
LSF12 Badger Bidco LLC
Term Loan B, 11.33%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	3,438	3,430
Madison IAQ LLC
Term Loan, 8.57%, (SOFR + 3.25%), 06/15/28 (a)	1,068	1,068
MajorDrive Holdings IV LLC
Term Loan B, 9.57%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	3,656	3,660
Maximus, Inc.
2024 Term Loan B, 7.35%, (SOFR + 2.00%), 05/21/31 (a)	195	195
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 10/08/28 (a)	3,626	2,722
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (a)	1,376	1,403
Modena Buyer LLC
Term Loan, 0.00%, (SOFR + 4.50%), 04/03/31 (a) (b)	1,685	1,642
Neptune Bidco US Inc
2022 USD Term Loan A, 10.16%, (SOFR + 4.75%), 10/11/28 (a)	441	413
2022 USD Term Loan B, 10.41%, (SOFR + 5.00%), 04/11/29 (a)	7,874	7,398
Nielsen Consumer Inc
Term Loan, 0.00%, (SOFR + 4.75%), 03/06/28 (a) (b)	3,000	2,999
Nielsen Consumer Inc.
2023 USD Fifth Amendment Incremental Term Loan, 11.58%, (1 Month Term SOFR + 6.25%), 03/06/28 (a)	2,985	2,984
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 7.80%, (3 Month Term SOFR + 2.50%), 08/10/30 (a)	4,053	4,055
OMNIA Partners LLC
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 07/25/30 (a)	883	883
Optiv Security, Inc.
2023 Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 08/17/26 (a) (b)	55	50
2023 Term Loan, 10.57%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	552	505
Oscar AcquisitionCo, LLC
Term Loan B, 9.90%, (3 Month Term SOFR + 4.25%), 04/29/29 (a)	1,053	1,051
Osmose Utilities Services, Inc.
Term Loan, 8.69%, (SOFR + 3.25%), 06/18/28 (a)	980	972
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (a)	1,689	1,692
Patagonia Holdco LLC
Term Loan B1, 11.07%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (d)	374	355
Pelican Products, Inc.
2021 Term Loan, 9.81%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,819	5,349
PG Investment Company 59 S.a r.l.
Term Loan B, 8.81%, (3 Month Term SOFR + 3.50%), 02/23/31 (a)	760	764
Pike Corporation
2021 Incremental Term Loan B, 8.44%, (SOFR + 3.00%), 01/15/28 (a)	1,000	1,001
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (a)	2,524	2,523
PMHC II, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/03/29 (a) (b)	1,000	975
2022 Term Loan B, 9.71%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	3,278	3,196
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.31%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	52	52
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	6,827	6,816
Quikrete Holdings, Inc.
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 03/18/31 (a)	3,391	3,396
R1 RCM, Inc.
2022 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 06/21/29 (a)	329	330
Rand Parent, LLC
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/09/30 (a) (b)	300	300
2023 Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	4,301	4,303
Red Planet Borrower, LLC
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 09/23/28 (a)	351	339
Resideo Funding Inc.
2024 Term Loan B, 7.32%, (3 Month Term SOFR + 2.00%), 02/14/28 (a)	38	38
2024 Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 02/14/28 (a)	32	32
2024 M&A Term Loan B, 7.34%, (3 Month Term SOFR + 2.00%), 05/21/31 (a)	235	234
Rockwood Service Corporation
2020 Term Loan, 9.44%, (SOFR + 4.00%), 12/21/26 (a)	226	227
Runner Buyer, Inc.
2021 Term Loan B, 10.96%, (3 Month Term SOFR + 5.50%), 10/08/28 (a)	6,025	3,475
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.84%, (1 Month Term SOFR + 3.50%), 04/02/29 (a)	3,646	3,660
Spin Holdco Inc.
2021 Term Loan, 9.60%, (3 Month SOFR + 4.00%), 02/26/28 (a)	8,077	6,846
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.45%, (3 Month SOFR + 6.00%), 03/24/28 (a)	5,488	4,100
Star Parent, Inc.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 09/19/30 (a) (b)	1,000	999
Term Loan B, 9.31%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	3,990	3,984
Tempo Acquisition LLC
2024 Term Loan B, 7.58%, (SOFR + 2.25%), 08/31/28 (a)	350	350
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (a)	5,556	5,565
TK Elevator US Newco Inc
USD Term Loan B, 8.79%, (SOFR + 3.50%), 04/11/30 (a)	302	304
TKC Holdings, Inc.
2021 Term Loan, 11.11%, (3 Month Term SOFR + 5.50%), 05/03/28 (a)	3,345	3,336
TransDigm, Inc.
2024 Term Loan I, 8.06%, (SOFR + 2.75%), 08/24/28 (a)	10,784	10,800
United Airlines, Inc.
2024 Term Loan B, 8.09%, (SOFR + 2.75%), 02/15/31 (a)	3,645	3,648
USIC Holdings, Inc.
2021 Term Loan, 8.93%, (3 Month SOFR + 3.50%), 05/06/28 (a)	26	25
2021 Term Loan, 9.06%, (3 Month SOFR + 3.50%), 05/06/28 (a)	253	244
Vaco Holdings, LLC
2022 Term Loan, 10.43%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	2,594	2,570
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	2,887	2,899
WEC US Holdings Ltd.
2024 Term Loan, 8.07%, (1 Month Term SOFR + 2.75%), 01/20/31 (a)	1,655	1,655

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	4,518	4,536
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (a) (e)	247	248
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 10/19/29 (a)	175	175
Wood Mackenzie Limited
2024 Term Loan B, 8.82%, (3 Month Term SOFR + 3.50%), 02/01/31 (a)	495	498
		305,854
Information Technology 13.8%
Ahead DB Holdings, LLC
2021 Term Loan B, 9.16%, (SOFR + 3.75%), 10/18/27 (a)	1,478	1,480
2024 Incremental Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 01/24/31 (a)	5,428	5,439
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (a)	906	912
Arches Buyer Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	2,097	2,004
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (a)	1,622	1,620
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (a)	585	571
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	6,157	6,130
Banff Merger Sub Inc
2023 USD Term Loan, 9.33%, (1 Month Term SOFR + 4.25%), 12/08/28 (a)	2,843	2,845
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	781	783
CD&R Hydra Buyer Inc.
2024 Term Loan B, 9.42%, (SOFR + 4.00%), 03/15/31 (a)	870	871
Central Parent Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 07/06/29 (a) (b)	1,667	1,641
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	4,912	4,839
Cloud Software Group, Inc.
2022 USD Term Loan A, 9.91%, (3 Month Term SOFR + 4.50%), 09/30/28 (a)	168	168
2024 USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 03/30/29 (a) (b)	3,000	2,995
2022 USD Term Loan B, 9.91%, (3 Month Term SOFR + 4.50%), 03/30/29 (a)	1,885	1,883
2022 USD Term Loan B, 9.91%, (3 Month Term SOFR + 4.50%), 03/30/29 (a)	5	5
2024 Term Loan, 9.93%, (3 Month Term SOFR + 4.50%), 03/19/31 (a)	866	867
ConnectWise, LLC
2021 Term Loan B, 9.06%, (3 Month SOFR + 3.50%), 09/23/28 (a)	1,134	1,124
CoreLogic, Inc.
Term Loan, 8.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	1,519	1,494
Dayforce, Inc.
Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 02/16/31 (a)	315	315
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	6,564	6,390
Delta TopCo, Inc.
2024 Term Loan, 0.00%, (SOFR + 3.50%), 12/24/29 (a) (b)	1,000	999
2024 Term Loan, 8.84%, (SOFR + 3.50%), 12/24/29 (a)	3,378	3,376
ECL Entertainment, LLC
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/31/30 (a)	219	219
Epicor Software Corp
2023 Incremental Term Loan, 9.07%, (SOFR + 3.75%), 07/31/27 (a)	798	801
Epicor Software Corporation
2024 Delayed Draw Term Loan, 0.00%, 05/23/31 (a) (b)	413	414
2024 Term Loan, 0.00%, (SOFR + 3.25%), 05/23/31 (a) (b)	3,519	3,532
2024 Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 05/23/31 (a)	287	288
Esdec Solar Group B.V.
Term Loan B, 10.57%, (3 Month SOFR + 5.00%), 08/23/28 (a)	462	429
Eta Australia Holdings III Pty Ltd
Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 03/08/26 (a)	2,750	2,675
Flexera Software LLC
2024 Term Loan, 8.83%, (SOFR + 3.50%), 03/03/28 (a)	715	717
Fortress Intermediate 3, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 05/09/31 (a) (b)	4,929	4,929
Gainwell Acquisition Corp.
Term Loan B, 9.41%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	9,239	8,935
Galaxy US Opco Inc.
Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 04/19/29 (a)	1,233	995
Gen Digital Inc.
2022 Term Loan B, 7.33%, (SOFR + 1.75%), 01/28/29 (a)	1,237	1,230
Genesys Cloud Services Holdings II LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 09/30/27 (a)	1,534	1,544
First Lien Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	502	504
Go Daddy Operating Company, LLC
2024 Term Loan B7, 7.08%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	982	981
Helios Software Holdings, Inc.
2024 Term Loan, 0.00%, (SOFR + 3.75%), 07/15/30 (a) (b)	4,422	4,429
2024 Term Loan, 9.05%, (SOFR + 3.75%), 07/15/30 (a)	243	244
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.35%, (SOFR + 4.00%), 06/30/27 (a)	3,401	3,396
2024 Term Loan, 0.00%, (SOFR + 4.00%), 04/01/28 (a) (b)	1,065	1,063
Iron Mountain, Inc.
2023 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	995	990
McAfee, LLC
2022 USD Term Loan B, 8.58%, (SOFR + 3.75%), 02/03/29 (a)	4,226	4,216
2024 USD Term Loan B, 8.58%, (SOFR + 3.25%), 03/01/29 (a)	1,667	1,663
MH Sub I, LLC
2023 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	8,140	8,127
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.58%, (SOFR + 3.25%), 06/05/31 (a)	845	837
MKS Instruments, Inc.
2023 USD Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 08/17/29 (a)	666	666
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.86%, (3 Month SOFR + 4.25%), 08/17/28 (a)	2,992	2,478
NCR Atleos LLC
2023 Term Loan B, 10.18%, (3 Month Term SOFR + 4.75%), 09/22/30 (a)	755	761
Open Text Corporation
2023 Term Loan B, 7.58%, (SOFR + 2.25%), 01/31/30 (a)	4,817	4,836
Particle Investments S.a.r.l.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 03/19/31 (a)	170	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Peraton Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/22/28 (a)	4,762	4,760
Polaris Newco LLC
USD Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 06/03/28 (a)	3,537	3,534
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 10/28/30 (a)	963	965
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 9.07%, (3 Month SOFR + 3.50%), 05/30/26 - 06/01/26 (a)	507	507
Proofpoint, Inc.
2024 Term Loan, 8.32%, (SOFR + 3.00%), 08/31/28 (a)	980	980
Quest Software US Holdings Inc.
2022 Term Loan, 9.73%, (3 Month SOFR + 4.25%), 01/19/29 (a)	3,276	2,421
Rackspace Technology Global, Inc.
2024 First Lien Second Out Term Loan, 8.19%, (SOFR + 2.75%), 03/15/28 (a)	820	372
2024 First Lien First Out Term Loan, 11.69%, (3 Month Term SOFR + 6.25%), 05/15/28 (a)	191	193
RealPage, Inc
1st Lien Term Loan, 8.44%, (SOFR + 3.00%), 02/18/28 (a)	1,582	1,536
Renaissance Holding Corp.
2024 Term Loan, 9.60%, (3 Month Term SOFR + 4.25%), 04/08/30 (a)	970	969
Rocket Software, Inc.
2023 USD Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 11/28/28 (a)	4,987	5,001
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 11/22/29 (a)	6,281	6,305
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (a)	1,617	1,623
Sovos Compliance, LLC
2021 Term Loan, 9.94%, (1 Month Term SOFR + 4.50%), 08/11/28 (a)	494	489
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (a)	3,308	3,311
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (a)	870	871
Uber Technologies, Inc.
2023 Term Loan B, 8.09%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	4,999	5,018
UKG Inc.
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (a)	5,695	5,713
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.60%, (SOFR + 4.00%), 08/09/25 (a)	2,677	2,184
Vertiv Group Corporation
2023 Term Loan B, 7.94%, (SOFR + 2.50%), 03/02/27 (a)	1,474	1,476
VS Buyer, LLC
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 04/04/31 (a)	455	456
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	2,910	2,526
		162,031
Communication Services 12.0%
19th Holdings Golf, LLC
2022 Term Loan B, 8.68%, (SOFR + 3.25%), 01/27/29 (a)	521	514
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	4,186	4,159
Academy, Ltd.
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	166	166
Allen Media, LLC
2021 Term Loan B, 10.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	7,901	5,847
Alterra Mountain Company
2024 Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 05/31/30 (a)	432	434
Altice Financing SA
2022 USD Term Loan, 10.33%, (SOFR + 5.00%), 10/31/27 (a)	8,493	7,289
Altice France S.A.
2018 Term Loan B13, 9.58%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	987	753
2023 USD Term Loan B14, 10.83%, (SOFR + 5.50%), 08/31/28 (a)	6,914	5,059
Amer Sports Company
USD Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 01/21/31 (a)	1,330	1,337
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.94%, (SOFR + 5.50%), 07/21/27 (a)	958	836
Arcis Golf LLC
2023 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 11/24/28 (a)	347	347
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.66%, (3 Month Term SOFR + 5.09%), 07/31/25 (a)	6,949	5,640
2024 Incremental Second Out Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	207	209
Charter Communications Operating, LLC
2019 Term Loan B2, 7.05%, (SOFR + 1.75%), 02/01/27 (a)	1,213	1,212
Ciena Corporation
2020 Term Loan B, 7.34%, (1 Month Term SOFR + 2.00%), 10/24/30 (a)	134	134
Cimpress Public Limited Company
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	1,614	1,614
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	1,348	1,348
City Football Group Limited
Term Loan, 8.44%, (SOFR + 3.00%), 07/08/28 (a)	1,440	1,434
City Football Group Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 12/31/49 (a) (b)	70	70
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.56%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	572	575
CMG Media Corporation
2021 Term Loan, 8.91%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	6,277	4,963
CommScope, Inc.
2019 Term Loan B, 8.69%, (SOFR + 3.25%), 02/07/26 (a)	731	656
Connect Finco Sarl
2024 Extended Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (a)	4,174	3,927
Consolidated Communications, Inc.
2021 Term Loan B, 8.94%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	1,000	952
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.69%, (1 Month Term SOFR + 2.25%), 01/22/28 (a)	1,500	1,446
CSC Holdings, LLC
2019 Term Loan B5, 7.94%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	2,913	2,414
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	1,485	1,425
Dave & Buster's, Inc.
2024 Term Loan B, 8.62%, (1 Month Term SOFR + 3.25%), 06/29/29 (a)	398	398
Delta 2 (LUX) S.a.r.l.
2022 Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 01/15/30 (a)	765	766
DirecTV Financing, LLC
Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	2,472	2,474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 08/02/29 (a)	3,484	3,464
Dotdash Meredith Inc
Term Loan B, 9.43%, (SOFR + 4.00%), 11/23/28 (a)	982	981
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 11/18/28 (a)	96	95
Fleet Midco I Limited
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	375	376
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	2,082	2,081
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.18%, (SOFR + 3.75%), 10/08/27 (a)	7,174	7,161
Frontier Communications Holdings LLC
Term Loan, 0.00%, (SOFR + 3.50%), 06/20/31 (a) (b)	5,192	5,179
Global Tel*Link Corporation
2018 1st Lien Term Loan, 9.68%, (1 Month Term SOFR + 4.25%), 11/20/25 (a)	4,947	4,903
2018 2nd Lien Term Loan, 15.43%, (SOFR + 10.00%), 11/29/26 (a)	1,000	954
Gray Television, Inc.
2021 Term Loan D, 8.44%, (SOFR + 3.00%), 10/27/28 (a)	2,474	2,225
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 05/22/29 (a) (b)	1,000	949
2024 Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 05/22/29 (a)	2,973	2,821
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (a)	17,840	17,812
Herschend Entertainment Company, LLC
2021 Term Loan, 8.33%, (1 Month Term SOFR + 3.00%), 08/18/28 (a)	980	983
II-VI Incorporated
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 07/02/29 (a)	989	988
LCPR Loan Financing LLC
2021 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	481
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 01/15/26 (a)	220	221
Light and Wonder International, Inc.
2024 Term Loan, 8.07%, (1 Month Term SOFR + 2.75%), 04/14/29 (a)	3,622	3,620
Lorca Holdco Limited
Term Loan, 0.00%, (SOFR + 3.50%), 03/25/31 (a) (b)	220	220
Ontario Gaming GTA LP
Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	483	484
Radiate Holdco, LLC
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 09/25/26 (a)	868	701
SBA Senior Finance II LLC
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	354	354
Scientific Games Holdings LP
2022 USD Term Loan B, 8.56%, (3 Month Term SOFR + 3.00%), 02/03/29 (a)	4,429	4,418
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.97%, (3 Month Term SOFR + 8.65%), 11/01/25 (a)	416	75
Simon & Schuster Inc
Term Loan B, 9.33%, (SOFR + 4.00%), 09/27/30 (a)	500	500
Telesat Canada
Term Loan B5, 8.36%, (3 Month SOFR + 2.75%), 11/22/26 (a)	3,000	1,386
Topgolf Callaway Brands Corp.
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	996	998
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (a)	1,921	1,924
Univision Communications Inc.
2021 First Lien Term Loan B, 8.69%, (SOFR + 3.25%), 03/15/26 (a)	125	125
2022 Term Loan B, 8.69%, (SOFR + 3.25%), 05/06/28 (a)	2,044	1,993
ViaSat, Inc.
Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,116	4,565
2023 Term Loan, 9.94%, (SOFR + 4.50%), 05/30/30 (a)	3,176	2,820
Virgin Media Bristol LLC
USD Term Loan N, 7.94%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	5,500	5,251
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (a)	820	773
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (SOFR + 6.25%), 08/24/27 (a)	979	978
		141,257
Consumer Discretionary 10.4%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.25%), 09/12/30 (a) (b)	108	107
2023 Term Loan B5, 7.58%, (1 Month Term SOFR + 2.25%), 09/12/30 (a)	3,872	3,858
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (a)	7,352	7,353
ACProducts, Inc.
2021 Term Loan B, 9.81%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,687	1,425
Adient US LLC
2024 Term Loan B2, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	5,120	5,148
American Trailer World Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/17/28 (a)	4,861	4,746
Apro, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/14/26 (a)	982	982
Term Loan, 0.00%, (SOFR + 3.75%), 06/26/31 (a) (b)	525	524
Aramark Services, Inc.
2024 Term Loan B8, 7.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (a)	652	653
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 7.07%, (SOFR + 1.75%), 05/09/31 (a)	450	449
Autokiniton US Holdings, Inc.
2024 Term Loan B, 9.44%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	4,630	4,652
Avis Budget Car Rental, LLC
2023 Term Loan C, 8.43%, (SOFR + 3.00%), 03/16/29 (a)	180	180
Belron Finance US LLC
2023 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 2.25%), 04/18/29 (a)	124	124
BJ's Wholesale Club, Inc.
2023 Term Loan B, 7.33%, (SOFR + 2.00%), 02/03/29 (a)	227	227
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.08%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	547	547
Caesars Entertainment Inc.
Term Loan B, 8.10%, (3 Month Term SOFR + 2.75%), 01/25/30 (a)	11,515	11,504
2024 Term Loan B1, 8.10%, (3 Month Term SOFR + 2.75%), 01/24/31 (a)	1,165	1,164
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/06/30 (a)	4,026	4,032
Crocs, Inc.
2024 Term Loan, 7.55%, (3 Month Term SOFR + 2.25%), 02/20/29 (a)	940	946

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan, 7.58%, (1 Month Term SOFR + 2.25%), 02/20/29 (a)	348	350
CWGS Group, LLC
2021 Term Loan B, 7.93%, (SOFR + 2.50%), 05/25/28 (a)	59	57
2021 Term Loan B, 7.96%, (SOFR + 2.50%), 05/25/28 (a)	921	890
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (a)	5,424	5,345
First Brands Group, LLC
2021 Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (a) (b)	222	220
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	5,311	5,270
2021 2nd Lien Term Loan, 14.14%, (3 Month SOFR + 8.50%), 03/30/28 (a)	2,558	2,462
Flynn Restaurant Group LP
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 11/22/28 (a)	268	268
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.33%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	3,818	3,796
2024 Term Loan B2, 9.44%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	9	9
Four Seasons Hotels Limited
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/30/29 (a)	89	89
Fugue Finance B.V.
2023 USD Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 01/31/28 (a)	322	324
Golden Entertainment, Inc.
2023 Term Loan B, 8.17%, (SOFR + 2.25%), 05/18/30 (a)	653	653
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.91%, (3 Month Term SOFR + 3.50%), 10/18/29 (a)	5,364	5,369
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 06/05/31 (a)	3,846	3,833
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.83%, (SOFR + 2.50%), 05/20/28 (a)	1,914	1,912
2024 Incremental Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 01/10/31 (a)	2,141	2,139
J&J Ventures Gaming, LLC
Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 04/07/28 (a)	6,960	6,944
Mattress Firm Inc
2021 Term Loan B, 9.81%, (3 Month Term SOFR + 4.25%), 09/21/28 (a)	733	730
Pacific Bells, LLC
Term Loan B, 10.06%, (3 Month Term SOFR + 4.50%), 10/12/28 (a)	332	331
PCI Gaming Authority
Term Loan, 0.00%, (SOFR + 2.50%), 05/15/26 (a) (b)	115	115
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (a)	4,982	4,961
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (a)	264	253
RVR Dealership Holdings, LLC
Term Loan B, 9.17%, (SOFR + 3.75%), 02/08/28 (a)	596	551
Solis IV BV
USD Term Loan B1, 8.84%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	7,882	7,805
Sotheby's
2021 Term Loan B, 10.09%, (3 Month SOFR + 4.50%), 01/15/27 (a)	447	409
Station Casinos LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 03/07/31 (a)	1,162	1,161
Sweetwater Borrower, LLC
Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (a)	6,027	6,039
Tenneco, Inc.
2022 Term Loan B, 10.40%, (SOFR + 5.00%), 11/17/28 (a)	19	18
2022 Term Loan B, 10.43%, (SOFR + 5.00%), 11/17/28 (a)	6,731	6,447
Tory Burch LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 04/14/28 (a)	475	475
Touchdown Acquirer Inc
Delayed Draw Term Loan, 0.00%, 02/07/31 (a) (b)	75	75
USD Term Loan, 9.33%, (3 Month Term SOFR + 4.00%), 02/07/31 (a)	340	342
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (a)	640	644
WH Borrower, LLC
Term Loan, 10.82%, (SOFR + 5.50%), 02/09/27 (a)	700	687
2023 Incremental Term Loan, 10.80%, (3 Month Term SOFR + 5.50%), 02/15/27 (a) (c)	1,081	1,059
Whatabrands LLC
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 08/03/28 (a) (b)	5	5
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 08/03/28 (a)	1,129	1,129
		121,787
Financials 7.6%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	6,459	6,450
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,898	1,897
2023 Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 10/20/30 (a)	981	984
Term Loan, 0.00%, (SOFR + 3.25%), 11/06/30 (a) (b)	1,442	1,439
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.83%, (1 Month Term SOFR + 3.50%), 11/06/30 (a)	1,009	1,011
AmWINS Group, Inc.
2021 Term Loan B, 7.69%, (SOFR + 2.25%), 02/16/28 (a)	811	810
2023 Incremental Term Loan B, 7.69%, (SOFR + 2.75%), 02/19/28 (a)	138	138
Aretec Group, Inc.
2023 Incremental Term Loan, 9.43%, (SOFR + 4.50%), 03/08/30 (a)	3,124	3,135
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	4,067	4,075
Asurion LLC
2020 Term Loan B8, 0.00%, (SOFR + 3.25%), 12/23/26 (a) (b)	647	641
2020 Term Loan B8, 8.69%, (SOFR + 3.25%), 12/23/26 (a)	2,978	2,950
2021 Term Loan B9, 8.69%, (SOFR + 3.25%), 02/05/28 (a)	4,102	4,027
2021 2nd Lien Term Loan B3, 10.69%, (SOFR + 5.25%), 02/05/28 (a)	3,840	3,562
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (a)	1,446	1,434
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (a)	4,665	4,291
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (a) (b)	372	371
2024 Term Loan B4, 8.58%, (3 Month Term SOFR + 3.25%), 05/10/31 (a)	458	456
Chamberlain Group Inc
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 10/22/28 (a)	3,900	3,895
2024 Incremental Term Loan B, 9.08%, (1 Month Term SOFR + 3.50%), 11/03/28 (a)	665	666
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.58%, (SOFR + 5.25%), 02/03/28 (a)	5,804	5,815
Citadel Securities LP
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 07/29/30 (a)	2,802	2,809
Cotiviti Corporation
2024 Fixed Term Loan B, 7.63%, 02/21/31	230	229
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (a)	5,052	5,020
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (a)	5,145	5,155
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 06/19/30 (a)	13	13
2024 Term Loan B, 0.00%, (SOFR + 3.25%), 06/20/30 (a) (b)	1,000	1,002
Hudson River Trading LLC
2021 Term Loan, 8.44%, (SOFR + 3.00%), 03/17/28 (a)	4,894	4,890
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (a)	5,360	5,352
Jones DesLauriers Insurance Management Inc.
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 03/15/30 (a)	294	294
Kronos Acquisition Holdings Inc.
Term Loan, 0.00%, (SOFR + 4.00%), 06/27/31 (a) (b)	205	203
Moneygram International Inc
Term Loan, 0.00%, (SOFR + 5.50%), 06/01/30 (a) (b)	4,000	3,981
NEXUS Buyer LLC
2023 Term Loan B2, 9.83%, (1 Month Term SOFR + 4.50%), 12/11/30 (a)	1,264	1,264
Novae LLC
1st Lien Term Loan, 10.50%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	324	322
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/16/28 (a) (b)	285	285
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (a)	4,994	4,993
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (a)	980	978
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.59%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	1,335	1,336
2nd Lien Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/08/32 (a)	1,140	1,160
USI, Inc.
2023 Term Loan B, 8.30%, (3 Month Term SOFR + 3.00%), 11/22/29 (a)	980	979
2023 Acquisition Term Loan, 8.55%, (1 Month Term SOFR + 2.75%), 09/13/30 (a)	109	109
VFH Parent LLC
Term Loan B, 8.09%, (SOFR + 2.75%), 06/13/31 (a)	510	509
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	257	256
		89,186
Materials 7.4%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	641	635
2022 USD Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 11/04/27 (a)	340	336
Avient Corporation
2024 Term Loan B8, 7.29%, (SOFR + 2.00%), 08/29/29 (a)	442	442
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 12/20/29 (a)	124	124
Berlin Packaging LLC
2021 Term Loan B5, 9.18%, (3 Month SOFR + 3.75%), 03/11/28 (a)	1,104	1,106
2021 Term Loan B5, 9.32%, (3 Month SOFR + 3.75%), 03/11/28 (a)	47	47
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 3.75%), 05/09/31 (a)	165	165
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	683	684
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/10/28 (a)	1,473	1,465
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 11/07/30 (a)	783	761
Discovery Purchaser Corporation
Term Loan, 9.68%, (3 Month Term SOFR + 4.38%), 08/04/29 (a)	1,077	1,074
Domtar Corporation
2021 Term Loan B, 10.93%, (SOFR + 5.50%), 11/30/28 (a)	4,650	4,554
GEON Performance Solutions, LLC
2021 Term Loan, 9.57%, (3 Month Term SOFR + 4.25%), 08/10/28 (a)	5,559	5,570
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (3 Month SOFR + 4.50%), 03/02/29 (a)	1,535	1,527
INEOS Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 9.20%, (SOFR + 3.75%), 06/23/30 (a)	3,392	3,393
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (a)	3,000	2,989
2023 USD Term Loan, 9.18%, (SOFR + 3.75%), 03/01/30 (a)	1,434	1,428
Ineos US Finance LLC
2023 USD Term Loan B, 0.00%, 02/09/30 (a)	804	804
INEOS US Finance LLC
2022 USD Term Loan B, 9.18%, (SOFR + 3.75%), 11/02/27 (a)	4,593	4,597
IRIS Holdings Inc.
Term Loan, 10.18%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	2,423	2,281
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (3 Month SOFR + 4.72%), 02/04/26 (a)	4,929	4,597
Kodiak Building Partners Inc.
2024 Term Loan B2, 9.08%, (3 Month Term SOFR + 3.75%), 03/12/28 (a)	170	171
Koppers Inc.
2024 Term Loan B, 8.34%, (1 Month Term SOFR + 3.00%), 04/10/30 (a)	417	418
Lonza Group AG
USD Term Loan B, 9.33%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,450	2,372
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (a)	4,975	4,971
MI Windows and Doors, LLC
2024 Term Loan B2, 8.83%, (1 Month Term SOFR + 3.50%), 03/21/31 (a)	215	216
Natgasoline LLC
Term Loan B, 8.94%, (SOFR + 3.50%), 10/31/25 (a)	480	476
New Arclin U.S. Holding Corp.
2021 Term Loan, 0.00%, (SOFR + 3.50%), 09/22/28 (a) (b)	225	224
2021 Term Loan, 8.93%, (SOFR + 3.50%), 09/22/28 (a)	981	977
Nouryon Finance B.V.
2024 USD Term Loan B, 8.83%, (SOFR + 3.50%), 04/03/28 (a)	572	572
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.32%, (3 Month SOFR + 3.75%), 09/21/28 (a)	555	555
2024 Term Loan, 9.58%, (SOFR + 4.25%), 11/09/28 (a)	1,314	1,318
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	982	985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Plaze, Inc.
2019 Term Loan B, 8.94%, (Prime + 3.50%), 07/17/26 (a)	1,809	1,741
2020 Incremental Term Loan, 9.19%, (SOFR + 3.75%), 08/03/26 (a)	967	931
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	387	387
Pretium Packaging, LLC
Second Out Term Loan A1, 9.93%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	3,233	2,797
First Out Term Loan A, 10.32%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	871	893
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.33%, (3 Month SOFR + 6.75%), 09/22/29 (a)	2,000	1,141
RelaDyne Inc.
2022 Term Loan B, 9.58%, (SOFR + 4.25%), 01/25/29 (a)	1,470	1,468
Spa Holdings 3 Oy
USD Term Loan B, 9.57%, (3 Month SOFR + 4.00%), 03/18/28 (a)	297	296
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a) (b)	510	505
2024 Term Loan B, 11.08%, (SOFR + 5.75%), 08/22/29 (a)	6,681	6,103
Starfruit Finco B.V
2023 Term Loan B, 8.83%, (SOFR + 4.00%), 03/02/28 (a)	2,645	2,648
SupplyOne, Inc
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 03/27/31 (a)	170	170
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (a)	737	735
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 2.50%), 05/03/28 (a)	729	578
2021 Term Loan B2, 8.11%, (3 Month Term SOFR + 2.50%), 05/03/28 (a)	3,402	2,698
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.32%, (3 Month SOFR + 3.25%), 08/11/28 (a)	203	204
Wilsonart LLC
2021 Term Loan E, 8.65%, (3 Month Term SOFR + 3.25%), 12/19/26 (a)	6,870	6,869
Windsor Holdings III, LLC
2024 USD Term Loan B, 9.34%, (1 Month Term SOFR + 4.00%), 08/01/30 (a)	5,431	5,460
		87,458
Health Care 6.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	5,945	4,916
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (a)	3,136	3,068
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	684	687
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.83%, (1 Month Term SOFR + 5.50%), 05/04/28 (a)	4,273	4,292
Avantor Funding, Inc.
2024 Term Loan, 7.43%, (SOFR + 2.00%), 11/08/27 (a)	290	291
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 12.05%, (SOFR + 6.00%), 09/28/27 (a)	2,831	2,813
Catalent Pharma Solutions Inc.
2023 Term Loan B4, 8.34%, (1 Month Term SOFR + 3.00%), 02/22/28 (a)	3,000	3,000
CNT Holdings I Corp
2020 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	1,159	1,161
DaVita, Inc.
2024 Extended Term Loan B1, 7.33%, (1 Month Term SOFR + 2.00%), 04/25/31 (a)	2,000	1,993
Embecta Corp
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	468	437
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.79%, (3 Month Term SOFR + 4.50%), 04/02/31 (a)	550	549
Fitness International, LLC
2024 Term Loan B, 10.68%, (1 Month Term SOFR + 5.25%), 01/30/29 (a) (c)	314	315
Geo Group, Inc. (The)
2024 Term Loan B, 10.57%, (SOFR + 5.25%), 04/04/29 (a)	450	458
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.68%, (3 Month SOFR + 4.25%), 09/26/24 (a)	3,410	3,248
2020 Term Loan B, 9.81%, (3 Month SOFR + 4.25%), 09/24/25 (a)	3,927	3,741
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (a)	6	6
2020 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (a)	44	44
2023-1 Incremental Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/29/27 (a)	601	602
ICU Medical, Inc.
Term Loan B, 7.95%, (3 Month Term SOFR + 2.50%), 12/16/28 (a)	458	457
Insulet Corporation
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/04/28 (a)	1,847	1,851
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 8.44%, (SOFR + 3.00%), 05/05/28 (a)	6,164	6,164
Knight Health Holdings LLC
Term Loan B, 10.69%, (1 Month Term SOFR + 5.25%), 12/15/28 (a)	6,943	3,221
LifePoint Health, Inc.
2024 Term Loan B, 10.06%, (3 Month Term SOFR + 4.75%), 11/16/28 (a)	5,985	6,013
MED ParentCo LP
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 04/05/31 (a)	1,087	1,086
Medline Borrower, LP
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 10/23/28 (a)	6,507	6,515
Organon & Co
2024 USD Term Loan B, 7.83%, (SOFR + 2.50%), 05/14/31 (a)	707	707
Owens & Minor, Inc.
2022 Term Loan B, 9.18%, (SOFR + 3.75%), 03/23/29 (a)	2,262	2,258
2022 Term Loan B, 9.18%, (3 Month Term SOFR + 3.75%), 03/23/29 (a)	1,060	1,058
Padagis LLC
Term Loan B, 10.31%, (3 Month SOFR + 4.75%), 06/30/28 (a)	4,100	3,998
Phoenix Guarantor Inc
2024 Term Loan, 8.58%, (1 Month Term SOFR + 3.25%), 02/13/31 (a)	4,741	4,726
Radiology Partners Inc
2024 Extended Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	3,831	3,621
Soliant Lower Inter LLC
Term Loan, 0.00%, (SOFR + 3.75%), 06/20/31 (a) (b)	345	344
Sotera Health Holdings, LLC
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 05/30/31 (a)	375	374
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (a)	1,798	1,801
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (SOFR + 4.25%), 09/22/28 (a)	127	122
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	982	880

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Upstream Rehabilition, Inc.
2021 Term Loan, 9.84%, (3 Month SOFR + 4.25%), 11/20/26 (a)	825	744
		77,561
Consumer Staples 4.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 09/19/25 (a)	1,959	1,855
Anastasia Parent, LLC
2018 Term Loan B, 9.32%, (3 Month Term SOFR + 3.75%), 08/03/25 (a)	982	672
BCPE North Star US HoldCo 2, Inc.
Term Loan, 9.44%, (SOFR + 4.00%), 06/09/28 (a)	2,400	2,268
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 03/17/28 (a)	495	494
Cardenas Markets, Inc.
2022 Term Loan, 12.16%, (SOFR + 6.75%), 07/20/29 (a)	634	633
Chobani, LLC
2020 Term Loan B, 8.69%, (SOFR + 3.25%), 10/20/27 (a)	980	982
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 10/25/27 (a)	2,170	2,178
Del Monte Foods, Inc.
2022 Term Loan, 9.74%, (SOFR + 4.25%), 02/15/29 (a)	1,129	862
Eagle Parent Corp.
2022 Term Loan B, 9.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	699	678
Naked Juice LLC
Term Loan, 8.66%, (SOFR + 3.25%), 01/20/29 (a) (d)	4,619	4,276
2nd Lien Term Loan, 11.40%, (SOFR + 6.00%), 01/25/30 (a)	5,023	4,007
Northeast Grocery, Inc.
Term Loan B, 12.83%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	325	325
Olaplex, Inc
2022 Term Loan, 8.93%, (SOFR + 3.50%), 02/17/29 (a)	4,939	4,735
Pegasus BidCo BV
2024 USD Term Loan, 9.07%, (3 Month Term SOFR + 3.75%), 07/12/29 (a)	5,561	5,587
Primary Products Finance LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 04/02/29 (a) (b)	275	275
2024 Term Loan B, 8.95%, (3 Month Term SOFR + 3.50%), 04/02/29 (a)	6,419	6,426
Solina Bidco
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 3.75%), 02/28/29 (a)	210	211
Triton Water Holdings, Inc
Term Loan, 8.81%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	7,584	7,584
2024 Incremental Term Loan B, 9.31%, (3 Month Term SOFR + 4.00%), 03/31/28 (a)	997	1,000
Upfield B.V.
2023 USD Term Loan B7, 10.31%, (SOFR + 4.75%), 01/31/28 (a)	6,817	6,822
WOOF Holdings, Inc
1st Lien Term Loan, 9.32%, (3 Month SOFR + 3.75%), 12/16/27 (a)	980	807
		52,677
Energy 3.2%
AL NGPL Holdings, LLC
Term Loan B, 8.56%, (SOFR + 3.25%), 04/16/28 (a)	2,962	2,971
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (a)	7,358	7,372
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	704	706
Epic Y-Grade Services, LP
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 06/29/29 (a) (b)	100	100
2024 Term Loan B, 11.05%, (SOFR + 5.75%), 06/29/29 (a)	620	619
Freeport LNG Investments, LLLP
Term Loan B, 9.09%, (3 Month SOFR + 3.50%), 11/17/28 (a)	4,266	4,259
GIP II Blue Holding, L.P
Term Loan B, 9.08%, (1 Month Term SOFR + 4.50%), 09/22/28 (a)	984	994
GIP Pilot Acquisition Partners LP
Term Loan, 7.83%, (3 Month Term SOFR + 3.00%), 09/15/30 (a)	3,863	3,863
Medallion Midland Acquisition, LLC
2023 Term Loan, 8.84%, (3 Month Term SOFR + 3.50%), 10/18/28 (a)	2,653	2,663
NGL Energy Partners LP
2024 Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 01/25/31 (a)	626	628
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.50%), 02/02/31 (a) (b)	4,000	4,009
Par Petroleum, LLC
2024 Term Loan B, 9.05%, (SOFR + 3.75%), 02/28/30 (a)	336	337
Prairie ECI Acquiror LP
2024 Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 02/22/29 (a)	254	254
Traverse Midstream Partners LLC
2017 Term Loan, 8.83%, (SOFR + 3.50%), 09/22/24 (a)	5,843	5,853
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.06%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	3,083	3,085
		37,713
Utilities 1.9%
BIP PipeCo Holdings LLC
Term Loan B, 8.55%, (3 Month Term SOFR + 2.50%), 12/05/30 (a)	1,115	1,116
Eastern Power, LLC
Term Loan B, 0.00%, (SOFR + 3.75%), 10/02/25 (a) (b)	160	159
Generation Bridge Northeast, LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/03/29 (a)	313	315
GIP III Stetson I, L.P
2023 Term Loan B, 9.68%, (SOFR + 3.50%), 10/05/28 (a)	460	462
Goodnight Water Solutions, LLC
2024 Term Loan B, 10.59%, (3 Month Term SOFR + 5.25%), 05/22/29 (a) (c)	4,723	4,700
New Fortress Energy Inc
Term Loan, 10.33%, (SOFR + 5.00%), 10/26/30 (a)	1,471	1,429
Pacific Gas And Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (a)	1,436	1,439
Talen Energy Supply, LLC
2023 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 05/27/30 (a)	1,636	1,652
2023 Term Loan C, 8.83%, (3 Month Term SOFR + 3.50%), 05/27/30 (a)	1,339	1,352
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (1 Month Term SOFR + 2.00%), 12/11/25 (a)	1,045	1,045
Vistra Zero Operating Company, LLC
Term Loan B, 8.09%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	3,898	3,913
Waterbridge Midstream Oper LLC
Term Loan, 0.00%, (SOFR + 4.75%), 06/22/29 (a) (b)	4,810	4,774
		22,356
Real Estate 0.3%
Brand Industrial Services Inc
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,767	1,772

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.19%, (SOFR + 2.75%), 08/15/25 (a)	26	26
2023 Term Loan, 8.68%, (SOFR + 3.25%), 01/31/30 (a)	524	523
Greystar Real Estate Partners, LLC
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 08/21/30 (a)	269	270
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	420	418
		3,009
Total Senior Floating Rate Instruments (cost $1,121,789)		1,100,889
CORPORATE BONDS AND NOTES 4.8%
Energy 1.2%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	2,240	2,244
Baytex Energy Corp.
8.50%, 04/30/30 (f)	2,295	2,400
Citgo Petroleum Corporation
7.00%, 06/15/25 (f)	120	120
8.38%, 01/15/29 (f)	400	412
Energy Transfer LP
6.75%, (100, 05/15/25) (g)	5,000	4,975
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (f)	2,885	2,792
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	183	177
6.50%, 09/30/26 (f)	729	668
		13,788
Consumer Discretionary 1.0%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (f)	165	169
Carnival Corporation
4.00%, 08/01/28 (f)	2,342	2,195
EG Global Finance PLC
12.00%, 11/30/28 (f)	575	611
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	3,500	2,794
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (f)	1,350	1,270
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (f)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (f)	2,309	2,355
Rivian Holdings LLC
11.36%, (6 Month Term SOFR + 6.05%), 10/15/26 (a) (f) (h)	2,085	2,105
Univision Communications Inc.
6.63%, 06/01/27 (f)	260	249
8.00%, 08/15/28 (f)	170	166
		11,929
Financials 0.9%
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	365	366
Bank of America Corporation
6.25%, (100, 09/05/24) (g)	640	639
Icahn Enterprises L.P.
4.38%, 02/01/29	2,820	2,409
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (f)	1,100	1,163
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,768
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (f)	3,000	2,728
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (f)	1,098	858
		10,931
Communication Services 0.6%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (f)	1,614	1,414
CMG Media Corporation
8.88%, 12/15/27 (f)	1,132	646
Dish Network Corporation
11.75%, 11/15/27 (f)	850	835
Iliad Holding
7.00%, 10/15/28 (f)	1,276	1,265
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	2,064	1,935
Liberty Media Corporation
8.25%, 02/01/30	1,500	703
		6,798
Health Care 0.3%
DaVita Inc.
4.63%, 06/01/30 (f)	750	679
3.75%, 02/15/31 (f)	1,625	1,387
Medline Borrower, LP
6.25%, 04/01/29 (f)	120	121
Organon & Co.
5.13%, 04/30/31 (f)	1,675	1,504
		3,691
Industrials 0.3%
Brand Industrial Services, Inc.
10.38%, 08/01/30 (f)	125	135
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (f)	1,330	1,411
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	621	600
4.63%, 04/15/29 (f)	856	798
		2,944
Information Technology 0.2%
Central Parent Inc.
8.00%, 06/15/29 (f)	115	117
NCR Voyix Corporation
5.13%, 04/15/29 (f)	2,650	2,495
		2,612
Materials 0.1%
Arsenal AIC Parent LLC
8.00%, 10/01/30 (f)	20	21
First Quantum Minerals Ltd
6.88%, 10/15/27 (f)	1,500	1,462
		1,483
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (f)	1,062	1,048
Real Estate 0.1%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	480	400
Total Corporate Bonds And Notes (cost $55,943)		55,624
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.72%, (3 Month Term SOFR + 2.40%), 10/22/35 (a)	2,083	2,107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,083)		2,107
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	112	159
iHeartMedia, Inc. - Class A (i)	48	52
		211
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (i)	21	5
Elevate Textiles Inc (i)	62	74
		79
Energy 0.0%
Vantage Drilling International (c) (i)	—	14
Health Care 0.0%
Inotiv, Inc. (i)	3	5
Financials 0.0%
AFGlobal Corporation (c) (j)	39	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Freedom Group Inc. (c) (i)	57	—
Total Common Stocks (cost $7,797)		309
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (i) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.21% (l) (m)	19,064	19,064
Total Short Term Investments (cost $19,064)		19,064
Total Investments 100.3% (cost $1,206,676)		1,177,993
Other Assets and Liabilities, Net (0.3)%		(3,320)
Total Net Assets 100.0%		1,174,673

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $43,730 and 3.7% of the Fund.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) Non-income producing security.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/PPM America Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	38,593	255,727	275,256	980	—	—	19,064	1.6

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Epicor Software Corporation - Term Loan	34	-

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,092,417	7,668	1,100,085
Corporate Bonds And Notes	—	55,624	—	55,624
Non-U.S. Government Agency Asset-Backed Securities	—	2,107	—	2,107
Common Stocks	221	74	14	309
Other Equity Interests	—	—	—	—
Short Term Investments	19,064	—	—	19,064
	19,285	1,150,222	7,682	1,177,189

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 86.9%
Energy 15.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	2,902	2,880
5.38%, 06/15/29 (a)	2,011	1,951
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	9,648	9,663
8.25%, 12/31/28 (a)	894	915
Baytex Energy Corp.
8.50%, 04/30/30 (a)	3,358	3,512
7.38%, 03/15/32 (a)	2,547	2,586
Bip-V Chinook
5.50%, 06/15/31 (a)	12,695	12,031
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a)	1,568	1,597
7.25%, 07/15/32 (a)	1,045	1,074
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,297
5.60%, 10/15/44	1,477	1,167
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	4,191	3,573
5.95%, 06/30/33	1,041	1,052
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	9,923	9,923
8.38%, 01/15/29 (a)	4,351	4,485
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	5,427	5,811
CQP Holdco LP
7.50%, 12/15/33 (b)	2,470	2,561
Crescent Energy Finance LLC
7.38%, 01/15/33 (a)	5,334	5,345
Enerflex Ltd.
9.00%, 10/15/27 (a)	11,454	11,627
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	14,511	13,677
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	1,017	1,006
6.75%, (100, 05/15/25) (c)	7,603	7,565
8.00%, 05/15/54	2,104	2,202
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,641
7.50%, 06/01/27 (a)	1,957	2,000
4.50%, 01/15/29 (a)	4,075	3,847
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	9,029
5.75%, 02/01/29 (a)	1,499	1,451
6.88%, 05/15/34 (a)	2,456	2,429
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,878	3,517
Kinetik Holdings LP
5.88%, 06/15/30 (a)	5,491	5,413
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,557	5,640
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	2,789	2,844
8.38%, 02/15/32 (a)	7,207	7,316
NuStar Logistics, L.P.
6.00%, 06/01/26	1,903	1,899
Occidental Petroleum Corporation
8.88%, 07/15/30	2,120	2,444
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,482
Southwestern Energy Company
8.38%, 09/15/28	2,762	2,856
5.38%, 03/15/30	4,583	4,428
Sunoco LP
4.50%, 05/15/29	2,213	2,073
7.25%, 05/01/32 (a)	2,128	2,200
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	984	1,000
Transocean Inc
8.00%, 02/01/27 (a)	5,080	5,065
8.25%, 05/15/29 (a)	3,530	3,537
8.75%, 02/15/30 (a)	1,390	1,459
8.50%, 05/15/31 (a)	3,530	3,526
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	932	961
Vallourec
7.50%, 04/15/32 (a)	3,597	3,723
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	3,483	3,592
9.50%, 02/01/29 (a)	6,598	7,226
8.38%, 06/01/31 (a)	3,483	3,611
9.88%, 02/01/32 (a)	2,750	2,993
		212,702
Financials 15.0%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,454
6.00%, 08/01/29 (a) (d)	6,085	5,630
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	3,668	3,993
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	3,755	3,619
Barclays PLC
9.63%, (100, 12/15/29) (c) (e)	2,361	2,559
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	5,971	6,424
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	8,795	8,751
Corebridge Financial, Inc.
6.88%, 12/15/52	3,720	3,753
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	4,530	4,258
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (e)	6,039	6,296
8.50%, 05/15/30 (a)	2,483	2,525
Ford Motor Credit Company LLC
6.95%, 06/10/26	1,272	1,297
7.35%, 11/04/27	1,646	1,715
6.80%, 05/12/28	2,885	2,973
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	2,959	2,939
6.63%, 01/15/27 (a)	1,455	1,405
9.25%, 02/01/29 (a)	4,167	4,168
12.25%, 10/01/30 (a)	4,482	4,827
9.13%, 05/15/31 (a)	1,163	1,133
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,025
Goldman Sachs Group Inc, The
7.50%, (100, 05/10/29) (c)	4,640	4,777
HUB International Limited
5.63%, 12/01/29 (a)	3,060	2,893
Icahn Enterprises L.P.
6.25%, 05/15/26	6,818	6,761
4.38%, 02/01/29	1,263	1,079
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (f)	1,263	1,208
Jane Street Group, LLC
7.13%, 04/30/31 (a)	6,749	6,921
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	7,465	7,892
6.50%, 03/26/31 (a)	1,217	1,249
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,258	4,234
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	6,654	6,599
Morgan Stanley
5.25%, 04/21/34	4,640	4,566
OneMain Finance Corporation
7.13%, 03/15/26	1,286	1,306
3.50%, 01/15/27	3,576	3,350
3.88%, 09/15/28	2,710	2,429
5.38%, 11/15/29	2,550	2,392
7.88%, 03/15/30	1,943	2,003
7.50%, 05/15/31	2,285	2,313
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	5,718	5,883

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	7,985	7,917
4.25%, 02/15/29 (a)	6,305	5,733
5.75%, 09/15/31 (a)	3,588	3,363
PRA Group, Inc.
8.38%, 02/01/28 (a)	7,677	7,672
8.88%, 01/31/30 (a)	3,284	3,285
Stena International S.A.
7.63%, 02/15/31 (a)	6,427	6,579
Toronto-Dominion Bank, The
8.13%, 10/31/82 (e)	3,217	3,284
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,424	2,420
U S I, Inc.
7.50%, 01/15/32 (a)	2,188	2,224
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	5,147
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (d)	5,062	4,472
6.38%, 02/01/30 (a) (d)	2,821	2,203
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		200,898
Consumer Discretionary 13.5%
Amer Sports Company
6.75%, 02/16/31 (a)	7,034	7,014
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	1,350	1,347
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	7,436	7,470
Carnival Corporation
4.00%, 08/01/28 (a)	28,998	27,177
Clarios Global LP
8.50%, 05/15/27 (a)	4,322	4,348
Dana Incorporated
5.38%, 11/15/27	1,146	1,121
5.63%, 06/15/28 (d)	1,977	1,916
4.50%, 02/15/32	6,920	5,928
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,512	6,920
Ford Motor Company
9.63%, 04/22/30	1,826	2,125
Garrett Motion Holdings Inc.
7.75%, 05/31/32 (a)	1,905	1,935
Gates Corporation
6.88%, 07/01/29 (a)	2,441	2,485
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	7,027	6,538
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,441	3,459
5.50%, 07/15/29 (a)	3,015	2,887
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	7,785	6,216
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	11,677	10,989
MCE Finance Limited
5.38%, 12/04/29 (a)	14,243	12,803
NCL Corporation Ltd.
7.75%, 02/15/29 (a) (d)	1,289	1,341
Odeon Finco PLC
12.75%, 11/01/27 (a)	3,286	3,447
PetSmart, LLC
7.75%, 02/15/29 (a)	4,471	4,350
PM General Purchaser LLC
9.50%, 10/01/28 (a)	9,183	9,367
QVC, Inc.
4.45%, 02/15/25	4,998	4,918
4.38%, 09/01/28 (d)	5,302	3,868
5.45%, 08/15/34	4,211	2,546
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	5,593	5,922
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	3,216	3,330
Staples, Inc.
10.75%, 09/01/29 (a)	3,200	3,042
Tenneco Inc.
8.00%, 11/17/28 (a)	6,960	6,331
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,150	3,057
10.50%, 05/15/29 (a)	4,252	4,188
Wynn Macau, Limited
5.13%, 12/15/29 (a)	5,322	4,806
ZF North America Capital, Inc.
6.75%, 04/23/30 (a)	3,031	3,090
6.88%, 04/23/32 (a)	3,486	3,604
		179,885
Communication Services 10.7%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	7,166	6,622
Altice Financing S.A.
5.75%, 08/15/29 (a)	12,154	8,831
Altice France Holding S.A.
8.13%, 02/01/27 (a)	6,710	5,033
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,038
Cable One, Inc.
4.00%, 11/15/30 (a) (d)	8,937	6,667
CCO Holdings, LLC
5.38%, 06/01/29 (a)	16,771	15,255
4.25%, 02/01/31 (a)	6,263	5,112
4.75%, 02/01/32 (a)	4,866	3,985
4.50%, 05/01/32	2,199	1,773
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (d)	1,423	1,247
9.00%, 09/15/28 (a) (d)	4,385	4,577
7.50%, 06/01/29 (a) (d)	4,121	3,443
7.88%, 04/01/30 (a)	3,365	3,387
CMG Media Corporation
8.88%, 12/15/27 (a)	3,880	2,213
Connect Finco SARL
6.75%, 10/01/26 (a)	4,299	4,152
CSC Holdings, LLC
5.38%, 02/01/28 (a)	1,301	988
4.13%, 12/01/30 (a)	1,460	949
4.50%, 11/15/31 (a)	4,557	2,940
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	9,702	9,130
8.88%, 02/01/30 (a)	1,981	1,940
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	6,156	6,403
8.63%, 03/15/31 (a)	2,570	2,648
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	2,006	1,840
Gray Television, Inc.
4.75%, 10/15/30 (a)	1,580	948
5.38%, 11/15/31 (a)	4,750	2,696
Iliad Holding
7.00%, 10/15/28 (a)	3,475	3,444
8.50%, 04/15/31 (a)	4,260	4,319
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	11,079	10,334
Ion Trading Technologies S.a r.l.
9.50%, 05/30/29 (a)	3,315	3,377
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	8,789	8,238
Liberty Media Corporation
8.25%, 02/01/30	5,487	2,572
Sprint Capital Corporation
6.88%, 11/15/28	1,130	1,198
Telesat Canada
5.63%, 12/06/26 (a)	7,160	3,310
		143,609
Industrials 8.4%
Air Canada
3.88%, 08/15/26 (a)	4,602	4,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,185	3,104
8.50%, 05/15/29 (a)	1,092	1,135
Bombardier Inc.
7.88%, 04/15/27 (a)	822	825
8.75%, 11/15/30 (a)	2,904	3,140
7.25%, 07/01/31 (a)	3,535	3,629
7.00%, 06/01/32 (a)	1,901	1,927
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	7,016	6,196
Cimpress NV
7.00%, 06/15/26	11,815	11,795
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,788	2,804
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	6,080	6,196
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	3,518	3,506
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	6,855	7,099
Imola Merger Corporation
4.75%, 05/15/29 (a)	4,898	4,582
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	6,574	6,368
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	3,495	3,462
Rand Parent LLC
8.50%, 02/15/30 (a) (d)	7,207	7,290
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	6,787	7,200
TransDigm Inc.
6.75%, 08/15/28 (a)	3,298	3,342
6.38%, 03/01/29 (a)	3,751	3,774
6.63%, 03/01/32 (a)	4,281	4,330
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	2,856	2,800
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,094	4,078
WESCO Distribution, Inc.
6.38%, 03/15/29 (a)	2,651	2,662
6.63%, 03/15/32 (a)	2,651	2,681
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,382
		111,697
Consumer Staples 6.4%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	4,073	4,023
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	6,967	7,039
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	3,560	3,539
7.88%, 02/15/31 (a)	1,943	1,950
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,670
Coty Inc.
6.63%, 07/15/30 (a)	3,160	3,209
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (d)	5,256	4,533
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,534
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	4,969	5,240
Marb Bondco PLC
3.95%, 01/29/31 (a)	12,410	10,297
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	7,158	6,853
Pilgrim's Pride Corporation
4.25%, 04/15/31	11,833	10,748
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,837	3,776
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (d)	10,789	10,644
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (d)	4,382	3,952
		85,007
Health Care 5.8%
DaVita Inc.
4.63%, 06/01/30 (a)	8,526	7,715
3.75%, 02/15/31 (a)	6,668	5,692
IQVIA Inc.
5.00%, 05/15/27 (a)	4,096	4,002
Lifepoint Health, Inc.
9.88%, 08/15/30 (a)	9,135	9,748
10.00%, 06/01/32 (a)	3,240	3,318
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,452
Organon & Co.
5.13%, 04/30/31 (a)	13,046	11,713
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (d)	7,154	6,504
Tenet Healthcare Corporation
4.25%, 06/01/29	3,628	3,378
4.38%, 01/15/30	2,480	2,298
6.13%, 06/15/30	3,224	3,204
6.75%, 05/15/31	3,500	3,554
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	4,811	4,516
8.13%, 09/15/31	5,506	6,120
		78,214
Information Technology 5.3%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	3,855	3,649
AMS-Osram AG
12.25%, 03/30/29 (a)	6,320	6,573
Central Parent Inc.
8.00%, 06/15/29 (a)	2,682	2,723
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	3,640	3,497
8.25%, 06/30/32 (a)	2,757	2,811
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,551
5.95%, 06/15/30 (a)	6,290	6,227
Entegris, Inc.
4.38%, 04/15/28 (a)	3,510	3,310
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	2,185	2,241
Helios Software Holdings, Inc.
8.75%, 05/01/29 (a)	5,395	5,493
NCR Voyix Corporation
5.13%, 04/15/29 (a)	4,015	3,780
Open Text Corporation
3.88%, 02/15/28 (a)	5,200	4,813
3.88%, 12/01/29 (a)	5,732	5,136
4.13%, 02/15/30 (a)	4,683	4,226
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,672
ViaSat, Inc.
5.63%, 09/15/25 (a)	7,665	7,439
7.50%, 05/30/31 (a) (d)	6,366	4,226
		71,367
Materials 3.2%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	4,174	4,068
9.38%, 03/01/29 (a)	1,196	1,251
8.63%, 06/01/31 (a)	3,215	3,205
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	4,638	4,145
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (d)	6,001	5,690
Mercer International Inc.
12.88%, 10/01/28 (a)	1,197	1,289
5.13%, 02/01/29 (d)	3,692	3,250
Mineral Resources Limited
9.25%, 10/01/28 (a)	7,913	8,305
8.50%, 05/01/30 (a)	2,005	2,076

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (d)	6,967	6,134
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	7,550	2,921
		42,334
Utilities 1.9%
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	4,430	4,469
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,328	4,362
8.88%, (100, 12/15/29) (c)	3,150	3,257
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	3,865	3,813
5.00%, 07/31/27 (a)	2,859	2,766
6.88%, 04/15/32 (a)	6,596	6,696
		25,363
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	3,640	3,837
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	6,522	6,521
		10,358
Total Corporate Bonds And Notes (cost $1,163,696)		1,161,434
SENIOR FLOATING RATE INSTRUMENTS 8.6%
Communication Services 2.7%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (i)	3,370	3,348
Allen Media, LLC
2021 Term Loan B, 10.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (f) (i)	4,954	3,666
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.66%, (3 Month Term SOFR + 5.09%), 07/31/25 (i)	5,006	4,063
2024 Incremental Second Out Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 07/31/25 (i)	152	153
Connect Finco Sarl
2024 Extended Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (i)	3,817	3,592
DirecTV Financing, LLC
2024 Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 08/02/29 (i)	3,343	3,323
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (i)	1,646	1,645
Gray Television, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 05/22/29 (i) (j)	4,170	3,956
2024 Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 05/22/29 (i)	2,141	2,031
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (i)	7,240	7,229
ViaSat, Inc.
2023 Term Loan, 9.94%, (SOFR + 4.50%), 05/30/30 (i)	3,424	3,040
		36,046
Industrials 1.9%
Advisor Group, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 08/16/28 (i)	1,285	1,288
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/17/28 (i)	4,610	4,637
Grant Thornton Advisors LLC
Term Loan B, 8.60%, (SOFR + 3.25%), 05/30/31 (i)	1,042	1,045
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (i)	3,568	3,566
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (i)	3,444	3,438
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (i)	3,546	3,552
United Airlines, Inc.
2024 Term Loan B, 8.09%, (SOFR + 2.75%), 02/15/31 (i)	3,015	3,018
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (i)	4,687	4,706
		25,250
Information Technology 1.1%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 01/24/31 (i)	3,517	3,524
Cloud Software Group, Inc.
2024 USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 03/30/29 (i) (j)	880	879
Fortress Intermediate 3, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 05/09/31 (i) (j)	3,318	3,318
Rocket Software, Inc.
2023 USD Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 11/28/28 (i)	3,540	3,550
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 11/22/29 (i)	2,688	2,698
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.60%, (SOFR + 4.00%), 08/09/25 (i)	1,510	1,232
		15,201
Consumer Discretionary 1.1%
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/06/30 (i)	2,718	2,722
First Brands Group, LLC
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (i)	4,824	4,786
J&J Ventures Gaming, LLC
2023 Incremental Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 04/26/28 (i)	3,322	3,309
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (i)	3,532	3,517
		14,334
Health Care 0.8%
Global Medical Response Inc
Term Loan, 0.00%, (SOFR + 5.50%), 10/02/28 (i) (j)	6,780	6,555
Radiology Partners Inc
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/31/29 (i) (j)	1,006	951
2024 Extended Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (i)	3,647	3,445
		10,951
Materials 0.6%
LSF11 A5 Holdco LLC
Term Loan, 8.94%, (SOFR + 3.50%), 09/30/28 (i)	2,722	2,719
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (i)	1,330	1,329
Staples, Inc.
2024 Term Loan B, 11.08%, (SOFR + 5.75%), 08/22/29 (i)	2,947	2,692
Windsor Holdings III, LLC
2024 USD Term Loan B, 9.34%, (1 Month Term SOFR + 4.00%), 08/01/30 (i)	1,182	1,188
		7,928
Financials 0.4%
Cotiviti Corporation
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (i)	5,131	5,099
Total Senior Floating Rate Instruments (cost $116,071)		114,809

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.3%
Energy 0.3%
MPLX LP	87	3,714
Prairie Provident Resources Inc. (g)	224	10
Vantage Drilling International (g) (k)	2	61
		3,785
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	335	473
EchoStar Corporation - Class A (g)	4	70
iHeartMedia, Inc. - Class A (d) (g)	141	153
		696
Materials 0.0%
WestRock Company	—	5
Information Technology 0.0%
New Cotai LLC (g) (k)	—	—
Total Common Stocks (cost $8,191)		4,486
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.72%, (3 Month Term SOFR + 2.40%), 10/22/35 (i)	3,080	3,115
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,080)		3,115
SHORT TERM INVESTMENTS 5.7%
Securities Lending Collateral 3.2%
JNL Government Money Market Fund - Class SL, 5.31% (l) (m)	42,803	42,803
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.21% (l) (m)	33,757	33,757
Total Short Term Investments (cost $76,560)		76,560
Total Investments 101.7% (cost $1,367,598)		1,360,404
Other Assets and Liabilities, Net (1.7)%		(23,069)
Total Net Assets 100.0%		1,337,335

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $952,758 and 71.2% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of June 30, 2024.

(e) Convertible security.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Non-income producing security.

(h) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	74,427	231,378	272,048	1,470	—	—	33,757	2.5
JNL Government Money Market Fund, 5.31% - Class SL	46,766	145,016	148,979	1,125	—	—	42,803	3.2
	121,193	376,394	421,027	2,595	—	—	76,560	5.7

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	2,470	2,561	0.2
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	14,241	13,677	1.0
		16,711	16,238	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,161,434	—	1,161,434
Senior Floating Rate Instruments	—	114,809	—	114,809
Common Stocks	4,425	—	61	4,486
Non-U.S. Government Agency Asset-Backed Securities	—	3,115	—	3,115
Short Term Investments	76,560	—	—	76,560
	80,985	1,279,358	61	1,360,404

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 94.6%
Financials 36.3%
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	1,190	1,174
3.00%, 10/29/28	440	400
AIG Global Funding
5.20%, 06/24/29 (a)	604	602
American Express Company
6.34%, 10/30/26	560	566
5.65%, 04/23/27	900	904
American Honda Finance Corporation
4.90%, 01/10/34	500	485
Aon Corporation
5.00%, 09/12/32	540	526
AON North America, Inc.
5.75%, 03/01/54	500	489
Asian Development Bank
4.50%, 08/25/28	1,790	1,789
Banco Santander, S.A.
6.53%, 11/07/27 (b)	1,050	1,070
6.92%, 08/08/33	550	575
6.35%, 03/14/34 (b)	700	701
Bank of America Corporation
3.71%, 04/24/28	1,000	959
5.82%, 09/15/29	2,480	2,532
5.47%, 01/23/35	2,160	2,155
Barclays PLC
2.28%, 11/24/27 (b)	760	703
6.04%, 03/12/55 (b)	190	193
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	290	243
3.85%, 03/15/52	270	209
BlackRock Funding, Inc.
5.25%, 03/14/54	300	290
BlackRock, Inc.
2.10%, 02/25/32	450	367
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)	95	94
BPCE
2.05%, 10/19/27 (a)	910	836
5.94%, 05/30/35 (a) (b)	300	298
CaixaBank, S.A.
5.67%, 03/15/30 (a)	790	787
6.84%, 09/13/34 (a)	550	580
6.04%, 06/15/35 (a)	540	541
Caterpillar Financial Services Corporation
4.85%, 02/27/29	720	720
Citigroup Inc.
5.44%, 04/30/26	1,200	1,204
5.49%, 12/04/26	800	805
2.52%, 11/03/32	300	246
5.45%, 06/11/35	800	793
Citizens Financial Group, Inc.
5.84%, 01/23/30	500	498
CNO Financial Group, Inc.
6.45%, 06/15/34	356	355
Corebridge Financial, Inc.
5.75%, 01/15/34	450	453
4.40%, 04/05/52	250	196
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	940	962
6.82%, 11/20/29	330	343
7.08%, 02/10/34 (b)	220	224
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	920	842
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,160	1,143
European Investment Bank
3.88%, 03/15/28	1,430	1,398
F&G Annuities & Life, Inc.
6.50%, 06/04/29	191	190
F&G Global Funding
2.30%, 04/11/27 (a)	850	770
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	660	581
Ford Motor Credit Company LLC
6.80%, 11/07/28	410	423
Franklin BSP Capital Corporation
7.20%, 06/15/29 (a)	356	355
General Motors Financial Company, Inc.
5.80%, 06/23/28	300	303
5.60%, 06/18/31	800	794
5.95%, 04/04/34	400	400
Goldman Sachs Bank USA
6.09%, (SOFR + 0.75%), 05/21/27 (c)	1,570	1,571
Goldman Sachs Group Inc, The
5.73%, 04/25/30	1,000	1,017
4.41%, 04/23/39	700	619
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	250	164
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	320	201
Holcim Finance US LLC
4.75%, 09/22/46 (a)	270	232
HSBC Holdings PLC
6.16%, 03/09/29	1,030	1,054
Inter-American Development Bank
4.50%, 05/15/26	1,810	1,797
International Bank for Reconstruction and Development
3.50%, 07/12/28	900	867
3.88%, 02/14/30	720	699
4.00%, 07/25/30	810	790
4.50%, 04/10/31	700	702
John Deere Capital Corporation
4.85%, 06/11/29	658	656
4.90%, 03/07/31	770	767
5.10%, 04/11/34	390	389
JPMorgan Chase & Co.
5.00%, (100, 08/01/24) (d)	300	298
5.04%, 01/23/28	2,780	2,763
2.07%, 06/01/29	2,340	2,082
4.20%, 07/23/29	1,400	1,347
5.35%, 06/01/34	1,090	1,086
5.34%, 01/23/35	810	805
3.96%, 11/15/48	500	396
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	1,360	1,359
KfW
5.00%, 03/16/26	1,900	1,901
4.63%, 08/07/26	2,000	1,983
4.00%, 03/15/29	10	10
4.13%, 07/15/33	680	661
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	330	216
Lloyds Banking Group PLC
5.72%, 06/05/30	435	438
Macquarie Bank Limited
5.39%, 12/07/26 (a)	1,090	1,094
MasterCard Incorporated
4.88%, 03/09/28	1,000	1,006
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,080	1,075
Morgan Stanley
5.16%, 04/20/29	2,700	2,691
5.66%, 04/18/30	1,190	1,209
2.70%, 01/22/31	250	219
5.25%, 04/21/34	1,250	1,230
5.83%, 04/19/35	670	686
5.95%, 01/19/38	310	308
Morgan Stanley Bank, National Association
4.95%, 01/14/28	750	745
5.50%, 05/26/28 (e)	590	594
New York Life Global Funding
4.55%, 01/28/33 (a)	350	333

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Pricoa Global Funding I
5.55%, 08/28/26 (a)	340	342
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	500	409
Royal Bank of Canada
6.00%, 11/01/27 (b)	1,100	1,126
5.15%, 02/01/34 (b)	700	693
S&P Global Inc.
5.25%, 09/15/33 (a)	700	707
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (a)	470	470
5.38%, 03/05/29 (a)	660	660
State Street Corporation
6.70%, (100, 03/15/29) (d)	200	202
5.16%, 05/18/34	1,090	1,079
The Bank of New York Mellon Corporation
6.32%, 10/25/29	1,000	1,045
5.83%, 10/25/33	830	858
Toyota Motor Credit Corporation
5.40%, 11/20/26	500	503
5.10%, 03/21/31	700	701
4.80%, 01/05/34	350	340
UBS Group AG
6.25%, 09/22/29 (a)	1,300	1,334
5.70%, 02/08/35 (a) (b)	690	685
Visa Inc.
4.15%, 12/14/35	300	280
Wells Fargo & Company
2.88%, 10/30/30	720	637
5.56%, 07/25/34	450	450
Wells Fargo Bank, National Association
5.25%, 12/11/26	720	721
		85,368
Health Care 11.8%
AbbVie Inc.
4.80%, 03/15/29	2,850	2,832
4.30%, 05/14/36	350	322
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	400	270
Alcon Finance Corporation
2.60%, 05/27/30 (a)	900	783
Amgen Inc.
1.65%, 08/15/28	700	613
5.25%, 03/02/30	870	876
5.65%, 03/02/53	900	887
AstraZeneca Finance LLC
4.85%, 02/26/29	480	479
5.00%, 02/26/34	930	925
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	410	343
Bristol-Myers Squibb Company
4.13%, 06/15/39	440	382
5.55%, 02/22/54	520	512
Centene Corporation
3.38%, 02/15/30	1,000	885
CVS Health Corporation
5.70%, 06/01/34	400	398
4.78%, 03/25/38	1,460	1,304
Elevance Health, Inc.
2.25%, 05/15/30	570	488
6.10%, 10/15/52	560	587
Eli Lilly and Company
4.70%, 02/09/34	790	774
5.00%, 02/09/54	750	716
Gilead Sciences, Inc.
4.80%, 04/01/44	440	397
HCA Inc.
4.63%, 03/15/52	750	605
Humana Inc.
5.38%, 04/15/31	560	557
5.95%, 03/15/34	250	256
5.75%, 04/15/54	620	598
Indiana University Health, Inc.
2.85%, 11/01/51	300	196
Johnson & Johnson
4.90%, 06/01/31	800	808
Kaiser Foundation Hospitals
4.15%, 05/01/47	220	184
Mars, Incorporated
3.88%, 04/01/39 (a)	700	594
Merck & Co., Inc.
5.00%, 05/17/53	300	281
Mylan Inc
5.20%, 04/15/48	500	406
Pfizer Inc.
7.20%, 03/15/39	200	236
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	760
5.30%, 05/19/53	990	955
Roche Holdings, Inc.
5.49%, 11/13/30 (a)	770	789
5.59%, 11/13/33 (a)	360	373
Royalty Pharma PLC
3.30%, 09/02/40	850	613
Smith & Nephew PLC
2.03%, 10/14/30	600	496
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	250	183
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	780	774
The Cigna Group
5.13%, 05/15/31	606	601
5.25%, 02/15/34	139	137
UnitedHealth Group Incorporated
5.30%, 02/15/30	450	458
4.90%, 04/15/31	800	792
4.25%, 06/15/48	750	621
5.05%, 04/15/53	300	278
6.05%, 02/15/63	530	556
		27,880
Energy 8.6%
BP Capital Markets America Inc.
3.80%, 09/21/25	820	806
4.81%, 02/13/33	1,060	1,028
5.23%, 11/17/34	800	794
2.94%, 06/04/51	370	235
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	750	758
ConocoPhillips Company
5.30%, 05/15/53	380	363
5.70%, 09/15/63	340	337
Diamondback Energy, Inc.
6.25%, 03/15/33	210	220
5.90%, 04/18/64	240	232
Energy Transfer LP
6.40%, 12/01/30	470	493
6.55%, 12/01/33	730	772
5.80%, 06/15/38	290	285
5.00%, 05/15/50	640	544
Eni S.p.A.
5.50%, 05/15/34 (a)	240	238
5.95%, 05/15/54 (a)	268	263
Enterprise Products Operating LLC
5.70%, 02/15/42	650	651
Equinor ASA
3.25%, 11/18/49	320	224
Exxon Mobil Corporation
4.23%, 03/19/40	950	835
Florida Gas Transmission Company, LLC
2.30%, 10/01/31 (a)	650	528
Halliburton Company
5.00%, 11/15/45	450	408
MPLX LP
5.50%, 06/01/34	1,008	993
Ovintiv Canada ULC
5.65%, 05/15/28	600	607
6.25%, 07/15/33	400	412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Company
1.90%, 08/15/30	1,080	904
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	700	703
5.00%, 03/15/27	600	595
4.50%, 05/15/30	800	767
Shell International Finance B.V.
3.00%, 11/26/51	700	457
Suncor Energy Inc.
6.50%, 06/15/38	220	230
Targa Resources Corp.
6.15%, 03/01/29	1,000	1,032
Targa Resources Partners LP
4.00%, 01/15/32	500	450
TotalEnergies SE
5.15%, 04/05/34	450	450
5.49%, 04/05/54	600	592
5.64%, 04/05/64	700	694
Var Energi ASA
8.00%, 11/15/32 (a)	400	447
Williams Companies, Inc., The
5.65%, 03/15/33	490	495
5.30%, 08/15/52	380	350
		20,192
Utilities 7.8%
AEP Transmission Company, LLC
4.50%, 06/15/52	220	183
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	600	511
5.70%, 05/15/54	1,190	1,185
Constellation Energy Generation, LLC
6.50%, 10/01/53	200	213
Duke Energy Corporation
4.50%, 08/15/32	600	561
4.25%, 12/15/41	340	285
5.80%, 06/15/54	756	735
Duke Energy Florida, LLC
5.95%, 11/15/52	460	470
Duke Energy Progress, LLC
5.10%, 03/15/34	610	605
4.10%, 03/15/43	370	300
Entergy Utility Assets, LLC
2.90%, 03/15/51	490	299
Essential Utilities, Inc.
2.70%, 04/15/30	470	408
Eversource Energy
2.90%, 03/01/27	290	272
Exelon Corporation
5.60%, 03/15/53	490	472
Florida Power & Light Company
5.30%, 06/15/34	590	594
3.95%, 03/01/48	700	553
Georgia Power Company
3.70%, 01/30/50	350	259
Nevada Power Company
6.00%, 03/15/54	200	204
Northern States Power Company
5.10%, 05/15/53	450	416
NSTAR Electric Company
1.95%, 08/15/31	710	574
5.40%, 06/01/34	195	195
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	350	233
Pacific Gas And Electric Company
4.50%, 07/01/40	510	420
6.75%, 01/15/53	540	560
6.70%, 04/01/53	250	260
PECO Energy Company
2.85%, 09/15/51	370	229
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	250	219
PPL Electric Utilities Corporation
5.25%, 05/15/53	300	286
Public Service Electric And Gas Company
5.45%, 03/01/54	720	708
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	620	631
5.88%, 10/15/28	760	777
RWE Finance US, LLC
5.88%, 04/16/34 (a)	310	310
6.25%, 04/16/54 (a)	800	792
San Diego Gas & Electric Company
5.35%, 04/01/53	320	303
Southern California Edison Company
4.88%, 02/01/27	770	764
5.85%, 11/01/27	240	245
5.20%, 06/01/34	630	614
4.65%, 10/01/43	420	361
5.88%, 12/01/53	500	498
Southern California Gas Company
6.35%, 11/15/52	250	269
The Southern Company
5.20%, 06/15/33	410	403
Virginia Electric and Power Company
2.45%, 12/15/50	400	225
		18,401
Communication Services 6.2%
Alphabet Inc.
1.90%, 08/15/40	349	228
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	620	579
AT&T Inc.
2.30%, 06/01/27	510	472
5.25%, 03/01/37	930	903
4.85%, 03/01/39	870	797
4.30%, 12/15/42	300	250
3.65%, 06/01/51	1,350	954
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	840	561
5.25%, 04/01/53	270	212
Comcast Corporation
5.10%, 06/01/29	790	795
4.25%, 10/15/30	1,080	1,035
5.30%, 06/01/34	1,127	1,129
3.75%, 04/01/40	590	479
2.89%, 11/01/51	590	368
Meta Platforms, Inc.
5.60%, 05/15/53	500	509
T-Mobile USA, Inc.
4.95%, 03/15/28	650	645
2.25%, 11/15/31	700	572
5.05%, 07/15/33	700	684
5.75%, 01/15/34	1,230	1,265
Verizon Communications Inc.
4.40%, 11/01/34	1,540	1,427
2.65%, 11/20/40	360	248
Walt Disney Company, The
6.65%, 11/15/37	500	562
		14,674
Consumer Staples 6.1%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,800	1,825
Archer-Daniels-Midland Company
4.50%, 08/15/33	270	256
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	500	472
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	530	515
Cargill, Incorporated
2.13%, 11/10/31 (a)	500	410
Coca-Cola Company, The
5.30%, 05/13/54	1,000	991
Constellation Brands, Inc.
2.25%, 08/01/31	460	377
4.90%, 05/01/33	220	212
CSL Finance PLC
4.25%, 04/27/32 (a)	270	253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.11%, 04/03/34 (a)	750	738
JBS USA Food Company
2.50%, 01/15/27	600	557
JBS USA Lux S.A.
6.75%, 03/15/34 (a)	465	492
7.25%, 11/15/53 (a)	370	401
Kenvue Inc.
5.00%, 03/22/30	650	653
Keurig Dr Pepper Inc.
3.95%, 04/15/29	1,100	1,044
Mead Johnson Nutrition Company
5.90%, 11/01/39	200	204
Nestle Capital Corporation
4.88%, 03/12/34 (a)	890	878
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	870	873
4.95%, 03/14/30 (a)	490	492
Northwestern University
2.64%, 12/01/50	300	193
Southern California, University of
3.84%, 10/01/47	350	288
Tyson Foods, Inc.
5.70%, 03/15/34	450	448
Unilever Capital Corporation
5.00%, 12/08/33	1,000	1,001
University of Chicago, The
2.76%, 04/01/45	300	228
Walmart Inc.
4.50%, 04/15/53	670	592
		14,393
Industrials 6.0%
Aircastle Limited
5.25%, 08/11/25 (a)	440	436
6.50%, 07/18/28 (a)	710	724
Amcor Finance (USA), Inc.
5.63%, 05/26/33	660	667
Boeing Company, The
3.20%, 03/01/29	300	266
6.30%, 05/01/29 (a) (f)	950	963
6.53%, 05/01/34 (a) (f)	250	256
3.25%, 02/01/35	310	237
5.81%, 05/01/50 (f)	400	361
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	320	316
5.20%, 04/15/54	650	623
5.50%, 03/15/55	621	623
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	500	332
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (a)	650	660
FedEx Corporation
5.25%, 05/15/50	270	252
GATX Corporation
6.90%, 05/01/34	500	543
Nordson Corporation
5.80%, 09/15/33	300	308
Norfolk Southern Corporation
5.35%, 08/01/54	350	334
Northrop Grumman Corporation
4.90%, 06/01/34	900	874
Regal Rexnord Corporation
6.05%, 04/15/28 (f)	600	607
6.40%, 04/15/33 (f)	400	408
Republic Services, Inc.
4.88%, 04/01/29	200	198
RTX Corporation
6.00%, 03/15/31	710	740
6.10%, 03/15/34	360	379
5.38%, 02/27/53	180	171
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54 (a)	400	394
UL Solutions Inc.
6.50%, 10/20/28 (a)	600	626
Union Pacific Corporation
3.60%, 09/15/37	420	354
3.95%, 08/15/59	380	285
Verisk Analytics, Inc.
5.25%, 06/05/34	433	426
Waste Connections, Inc.
5.00%, 03/01/34	400	391
Waste Management, Inc.
4.95%, 07/03/31	415	411
		14,165
Information Technology 5.1%
Apple Inc.
3.45%, 02/09/45	400	311
4.38%, 05/13/45	150	134
4.65%, 02/23/46	500	461
3.95%, 08/08/52	1,100	892
Broadcom Inc.
3.47%, 04/15/34 (a)	850	724
4.93%, 05/15/37 (a)	160	151
Cisco Systems, Inc.
4.85%, 02/26/29	450	450
4.95%, 02/26/31	250	250
5.05%, 02/26/34	350	350
5.30%, 02/26/54	250	245
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	208	211
Intuit Inc.
5.13%, 09/15/28	760	768
Microsoft Corporation
2.53%, 06/01/50	1,400	883
NXP B.V.
3.15%, 05/01/27	600	567
Oracle Corporation
4.50%, 05/06/28	770	756
3.65%, 03/25/41	320	245
4.00%, 11/15/47	410	311
Qualcomm Incorporated
4.80%, 05/20/45	515	476
Roper Technologies, Inc.
1.00%, 09/15/25	280	265
SK Hynix Inc.
5.50%, 01/16/27 (a)	500	499
TD SYNNEX Corporation
6.10%, 04/12/34	170	170
Texas Instruments Incorporated
4.60%, 02/08/27 - 02/08/29	1,160	1,152
3.65%, 08/16/32	550	504
5.15%, 02/08/54	700	670
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	500	464
		11,909
Consumer Discretionary 2.5%
Amazon.com, Inc.
3.88%, 08/22/37	860	759
2.50%, 06/03/50	220	134
Darden Restaurants, Inc.
6.30%, 10/10/33	350	362
Home Depot, Inc. , The
4.95%, 09/30/26	760	759
4.88%, 06/25/27	600	598
4.85%, 06/25/31	334	331
3.30%, 04/15/40	460	359
Lowe`s Companies, Inc.
3.00%, 10/15/50	700	438
5.63%, 04/15/53	600	581
Marriott International, Inc.
4.65%, 12/01/28	450	440
McDonald's Corporation
5.45%, 08/14/53	450	434
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	190	184
Warnermedia Holdings, Inc.
4.28%, 03/15/32	150	131

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.14%, 03/15/52	450	350
		5,860
Materials 2.2%
Anglo American Capital PLC
4.50%, 03/15/28 (a)	310	300
2.88%, 03/17/31 (a)	270	229
5.75%, 04/05/34 (a)	300	299
6.00%, 04/05/54 (a)	240	237
Antofagasta PLC
6.25%, 05/02/34 (a)	207	215
AptarGroup, Inc.
3.60%, 03/15/32	400	349
Celanese US Holdings LLC
6.33%, 07/15/29 (f)	450	463
6.55%, 11/15/30 (f)	640	668
Corporacion Nacional del Cobre de Chile
6.44%, 01/26/36 (a)	360	370
Glencore Funding LLC
5.63%, 04/04/34 (a)	790	778
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	320	267
Newmont Corporation
5.35%, 03/15/34 (a)	880	878
		5,053
Real Estate 2.0%
American Tower Corporation
1.45%, 09/15/26	980	899
2.90%, 01/15/30	830	732
CoStar Group, Inc.
2.80%, 07/15/30 (a)	400	338
Crown Castle Inc.
2.10%, 04/01/31	490	397
GLP Financing, LLC
3.25%, 01/15/32	700	586
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (f)	230	191
ProLogis, L.P.
5.13%, 01/15/34	770	761
5.25%, 06/15/53	330	313
VICI Properties Inc.
4.13%, 08/15/30 (a)	600	546
		4,763
Total Corporate Bonds And Notes (cost $220,429)		222,658
GOVERNMENT AND AGENCY OBLIGATIONS 2.5%
Sovereign 2.0%
Canada, Government of
4.63%, 04/30/29	750	753
Gobierno Federal de los Estados Unidos Mexicanos
3.25%, 04/16/30	710	624
6.75%, 09/27/34	580	605
6.00%, 05/07/36	720	701
6.34%, 05/04/53	450	422
ROP Sukuk Trust
5.05%, 06/06/29 (a)	700	694
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	250	174
The Philippines, Government of
5.00%, 07/17/33	230	226
5.95%, 10/13/47	270	285
Urzad Rady Ministrow
5.50%, 03/18/54	340	327
		4,811
Municipal 0.5%
Jobsohio Beverage System
4.43%, 01/01/33	160	157
Metropolitan Transportation Authority
6.81%, 11/15/40	250	274
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
Texas, State of
5.52%, 04/01/39	250	257
The University of Texas System
4.79%, 08/15/46	230	220
		1,194
Total Government And Agency Obligations (cost $5,968)		6,005
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	228	211
Series 2016-A-2, 3.65%, 06/15/28	163	149
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	210	196
Series 2019-1, 3.30%, 12/15/32	283	253
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	385	386
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	1,078	1,079
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	1,180	1,181
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,090	1,103
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	247	229
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,760)		4,787
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (g) (h)	183	183
Total Short Term Investments (cost $183)		183
Total Investments 99.2% (cost $231,340)		233,633
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 0.8%		1,828
Total Net Assets 100.0%		235,472
(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $35,841 and 15.2% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	249,962	249,779	78	—	—	183	0.1

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, National Association, 5.50%, 05/26/28	05/28/24	590	594	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	18	October 2024	3,670	—	6
United States Long Bond	18	September 2024	2,124	(18)	6
United States Ultra Bond	3	September 2024	366	(5)	9
				(23)	21
Short Contracts
United States 10 Year Note	(4)	September 2024	(442)	1	2
United States 10 Year Ultra Bond	(68)	September 2024	(7,746)	33	26
United States 5 Year Note	(3)	October 2024	(321)	—	1
				34	29

JNL/PPM America Investment Grade Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.42 (Q)	N/A	1.00	06/20/29	2,000	(41)	—	4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	222,658	—	222,658
Government And Agency Obligations	—	6,005	—	6,005
Non-U.S. Government Agency Asset-Backed Securities	—	4,787	—	4,787
Short Term Investments	183	—	—	183
	183	233,450	—	233,633
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	50	—	—	50
Centrally Cleared Credit Default Swap Agreements	—	4	—	4
	50	4	—	54

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 51.2%
Financials 25.2%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,731	4,413
3.00%, 10/29/28	1,545	1,404
AON North America, Inc.
5.45%, 03/01/34	3,895	3,879
5.75%, 03/01/54	2,699	2,639
Apollo Global Management, Inc.
5.80%, 05/21/54	3,753	3,689
Ares Capital Corporation
7.00%, 01/15/27	3,670	3,730
5.95%, 07/15/29	3,616	3,553
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	388	380
Banco Santander, S.A.
9.63%, (100, 05/21/33) (b) (c)	4,501	5,002
6.35%, 03/14/34 (c)	5,800	5,811
Bank of America Corporation
3.56%, 04/23/27	6,503	6,287
4.27%, 07/23/29	8,215	7,910
3.19%, 07/23/30	1,808	1,641
2.59%, 04/29/31	2,822	2,438
5.47%, 01/23/35	8,901	8,882
Bank of Nova Scotia, The
5.25%, 12/06/24 (c)	2,800	2,793
6.42%, 08/01/29 (d)	4,742	4,739
Banque Federative du Credit Mutuel
5.90%, 07/13/26 (a)	5,035	5,072
Barclays PLC
9.63%, (100, 12/15/29) (b) (c)	5,547	6,012
6.82%, (SOFR + 1.49%), 03/12/28 (c) (d)	3,810	3,849
BlackRock Funding, Inc.
5.25%, 03/14/54	2,290	2,212
Blackstone Private Credit Fund
3.25%, 03/15/27	1,698	1,567
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a) (e)	629	621
BPCE
5.94%, 05/30/35 (a) (c)	2,934	2,918
CaixaBank, S.A.
6.04%, 06/15/35 (a)	3,679	3,689
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	6,967	6,932
7.13%, (100, 08/15/29) (b)	7,810	7,805
Citizens Financial Group, Inc.
6.65%, 04/25/35	2,190	2,266
CNO Financial Group, Inc.
6.45%, 06/15/34	3,761	3,752
CNO Global Funding
2.65%, 01/06/29 (a)	2,360	2,065
Credit Suisse AG
4.75%, 08/09/24	2,159	2,156
7.95%, 01/09/25	1,061	1,072
5.00%, 07/09/27	2,410	2,389
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (a)	3,010	3,002
6.29%, (SOFR + 0.96%), 09/25/27 (a) (d)	4,495	4,494
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	5,629	5,762
3.73%, 01/14/32 (c)	3,944	3,325
F&G Annuities & Life, Inc.
6.50%, 06/04/29	1,257	1,251
F&G Global Funding
2.00%, 09/20/28 (a)	3,255	2,788
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,745	1,730
6.95%, 06/10/26	2,922	2,979
4.13%, 08/17/27	632	601
3.82%, 11/02/27	4,106	3,852
7.35%, 11/04/27	3,506	3,653
6.80%, 05/12/28	5,195	5,354
Franklin BSP Capital Corporation
7.20%, 06/15/29 (a)	2,323	2,318
Freedom Mortgage Corporation
9.25%, 02/01/29 (a)	793	793
9.13%, 05/15/31 (a)	2,468	2,404
General Motors Financial Company, Inc.
6.69%, 05/08/27 (d)	4,800	4,830
5.75%, 02/08/31	968	971
6.10%, 01/07/34	890	900
5.95%, 04/04/34	2,355	2,357
Global Atlantic Financial Company
6.75%, 03/15/54 (a)	1,413	1,396
7.95%, 10/15/54 (a)	4,874	4,898
Goldman Sachs Group Inc, The
7.50%, (100, 05/10/29) (b)	7,900	8,134
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	2,131	1,341
Icahn Enterprises L.P.
4.38%, 02/01/29	3,253	2,779
Intesa Sanpaolo SPA
7.80%, 11/28/53 (a)	2,988	3,284
7.78%, 06/20/54 (a)	3,540	3,703
John Deere Capital Corporation
5.93%, (SOFR + 0.60%), 06/11/27 (d)	3,910	3,917
5.05%, 06/12/34	2,330	2,310
JPMorgan Chase & Co.
2.01%, 03/13/26	2,955	2,879
6.07%, 10/22/27	4,940	5,026
6.27%, (SOFR + 0.92%), 04/22/28 (d)	2,763	2,774
2.07%, 06/01/29	4,011	3,568
4.20%, 07/23/29	4,374	4,209
2.74%, 10/15/30	3,020	2,673
5.34%, 01/23/35	5,359	5,328
5.77%, 04/22/35	3,150	3,225
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	5,710	5,706
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	2,202	2,205
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	729	742
8.13%, 03/30/29 (a)	1,303	1,377
6.50%, 03/26/31 (a)	1,890	1,939
Markel Group Inc.
6.00%, (100, 06/01/25) (b)	4,020	3,997
MassMutual Global Funding II
6.09%, (SOFR + 0.74%), 04/09/27 (a) (d)	7,840	7,856
Morgan Stanley
0.99%, 12/10/26	2,130	1,991
6.37%, (SOFR + 1.02%), 04/13/28 (d)	8,150	8,183
5.16%, 04/20/29	3,125	3,114
3.62%, 04/01/31	1,108	1,017
6.63%, 11/01/34	3,680	3,972
5.47%, 01/18/35	1,870	1,864
5.83%, 04/19/35	2,496	2,556
5.95%, 01/19/38	2,243	2,229
Morgan Stanley Bank, National Association
6.20%, (SOFR + 0.86%), 05/26/28 (d) (f)	3,885	3,887
National Rural Utilities Cooperative Finance Corporation
8.50%, (3 Month Term SOFR + 3.17%), 04/30/43 (d)	803	806
National Securities Clearing Corporation
5.10%, 11/21/27 (a)	3,165	3,167
NatWest Markets PLC
1.60%, 09/29/26 (a)	7,223	6,632
6.48%, (SOFR + 1.14%), 05/17/29 (a) (d)	7,780	7,807
New York Life Global Funding
4.85%, 01/09/28 (a)	6,354	6,312
1.20%, 08/07/30 (a)	4,293	3,435
5.00%, 01/09/34 (a)	4,678	4,598
North American Company for Life and Health Insurance
6.88%, 04/15/34 (a)	3,269	3,350
Northwestern Mutual Global Funding
4.90%, 06/12/28 (a)	3,845	3,816

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Pine Street Trust III
6.22%, 05/15/54 (a)	2,390	2,386
RGA Global Funding
5.45%, 05/24/29 (a)	4,894	4,898
Standard Chartered PLC
6.51%, (SOFR + 1.17%), 05/14/28 (a) (d)	4,865	4,876
State Street Corporation
6.70%, (100, 03/15/29) (b)	4,145	4,176
Synovus Bank
5.63%, 02/15/28	860	835
The Bank of New York Mellon Corporation
5.78%, 03/13/26 (d)	4,240	4,242
6.47%, 10/25/34	9,233	9,965
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	5,040	5,160
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	760	759
UBS AG
5.80%, 09/11/25	4,664	4,681
UBS Group AG
9.02%, 11/15/33 (a) (c)	2,367	2,856
Wells Fargo & Company
6.42%, (SOFR + 1.07%), 04/22/28 (d)	7,760	7,798
5.57%, 07/25/29	4,416	4,457
5.39%, 04/24/34	1,583	1,564
		389,586
Energy 6.3%
Baytex Energy Corp.
7.38%, 03/15/32 (a)	2,275	2,310
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a)	910	927
7.25%, 07/15/32 (a)	607	624
BP Capital Markets America Inc.
4.81%, 02/13/33	4,736	4,591
4.89%, 09/11/33	2,353	2,287
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,457	4,237
Civitas Resources, Inc.
8.38%, 07/01/28 (a)	2,462	2,583
ConocoPhillips Company
5.30%, 05/15/53	3,852	3,680
Diamondback Energy, Inc.
5.40%, 04/18/34	2,694	2,664
5.75%, 04/18/54	4,491	4,354
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	565	559
6.75%, (100, 05/15/25) (b)	4,089	4,068
7.13%, (100, 05/15/30) (b)	2,573	2,546
5.80%, 06/15/38	1,763	1,732
5.95%, 05/15/54	1,030	997
8.00%, 05/15/54	2,934	3,070
Eni S.p.A.
5.50%, 05/15/34 (a)	1,556	1,541
5.95%, 05/15/54 (a)	1,768	1,735
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	1,498	1,534
EQM Midstream Partners, LP
6.38%, 04/01/29 (a)	813	821
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (a)	1,886	2,010
6.88%, 05/15/34 (a)	2,569	2,540
MPLX LP
5.50%, 06/01/34	6,630	6,528
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	1,600	1,632
8.38%, 02/15/32 (a)	1,590	1,614
ONEOK, Inc.
7.15%, 01/15/51	1,520	1,674
Petroleos Mexicanos
10.00%, 02/07/33 (e)	1,556	1,559
Pioneer Natural Resources Company
1.90%, 08/15/30	1,820	1,524
Schlumberger Investment S.A.
5.00%, 06/01/34 (c)	5,150	5,023
Sunoco LP
7.25%, 05/01/32 (a)	1,887	1,951
Targa Resources Corp.
6.25%, 07/01/52	970	983
6.50%, 02/15/53	860	909
Targa Resources Partners LP
5.50%, 03/01/30	1,250	1,240
4.88%, 02/01/31	1,947	1,857
TotalEnergies SE
5.15%, 04/05/34	4,393	4,396
5.49%, 04/05/54	4,783	4,722
Vallourec
7.50%, 04/15/32 (a)	1,873	1,939
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)	5,346	5,855
Western Midstream Operating, LP
6.15%, 04/01/33	2,290	2,337
		97,153
Utilities 4.8%
Duke Energy Corporation
5.80%, 06/15/54	3,513	3,413
Edison International
5.25%, 11/15/28	6,416	6,357
6.95%, 11/15/29	2,801	2,979
Florida Power & Light Company
4.80%, 05/15/33	3,766	3,654
Korea Electric Power Corp
5.38%, 07/31/26 (a)	3,616	3,621
Pacific Gas And Electric Company
3.30%, 12/01/27	605	564
3.25%, 06/01/31	1,512	1,301
5.90%, 06/15/32	3,643	3,649
6.40%, 06/15/33	1,365	1,411
4.50%, 07/01/40	5,953	4,904
6.75%, 01/15/53	5,659	5,871
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,336	7,229
4.85%, 02/15/34	2,034	1,977
Public Service Electric And Gas Company
4.90%, 12/15/32	4,610	4,538
RWE Finance US, LLC
5.88%, 04/16/34 (a)	2,026	2,029
San Diego Gas & Electric Company
1.70%, 10/01/30	1,428	1,171
5.35%, 04/01/53	3,399	3,213
Southern California Edison Company
5.20%, 06/01/34	4,005	3,903
The AES Corporation
3.30%, 07/15/25 (a)	3,790	3,695
Vistra Operations Company LLC
3.70%, 01/30/27 (a)	2,565	2,451
6.88%, 04/15/32 (a)	2,646	2,686
6.95%, 10/15/33 (a)	3,612	3,855
		74,471
Consumer Discretionary 3.3%
Amazon.com, Inc.
3.10%, 05/12/51	1,890	1,296
Carnival Corporation
4.00%, 08/01/28 (a)	1,652	1,548
Home Depot, Inc. , The
4.75%, 06/25/29 (e)	2,704	2,684
4.95%, 06/25/34	4,240	4,197
Hyundai Capital America
5.80%, 06/26/25 (a)	3,820	3,824
6.37%, (SOFR + 1.04%), 06/24/27 (a) (d)	4,500	4,507
6.10%, 09/21/28 (a)	4,600	4,724
Kohl's Corporation
4.63%, 05/01/31 (g) (h)	1,276	1,067
Las Vegas Sands Corp.
5.90%, 06/01/27	1,993	2,004
6.20%, 08/15/34	1,136	1,137
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,109	694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Macy's Retail Holdings
5.88%, 03/15/30 (a)	1,101	1,054
6.13%, 03/15/32 (a)	562	537
MCE Finance Limited
5.38%, 12/04/29 (a)	2,055	1,847
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	697	698
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	3,810	4,034
4.63%, 04/06/31 (a)	2,300	1,990
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	1,137	1,146
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	155	154
Tapestry, Inc.
7.85%, 11/27/33 (h)	1,346	1,416
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,184	2,587
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	4,402	4,345
6.75%, 04/23/30 (a)	4,428	4,514
		52,004
Health Care 3.3%
AbbVie Inc.
5.40%, 03/15/54	4,397	4,347
Amgen Inc.
5.15%, 11/15/41	1,097	1,022
5.65%, 03/02/53	2,999	2,954
AstraZeneca Finance LLC
4.85%, 02/26/29	2,839	2,834
Centene Corporation
3.00%, 10/15/30	3,433	2,933
CVS Health Corporation
5.88%, 06/01/53	3,810	3,651
HCA Inc.
5.88%, 02/15/26	910	911
3.50%, 09/01/30	2,225	2,007
Humana Inc.
5.38%, 04/15/31	3,663	3,644
5.75%, 04/15/54	2,602	2,508
Mars, Incorporated
3.74%, 10/11/27 (f) (i)	1,200	1,140
Roche Holdings, Inc.
4.99%, 03/08/34 (a)	7,800	7,736
Smith & Nephew PLC
5.40%, 03/20/34	4,802	4,729
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	7,000	6,944
UnitedHealth Group Incorporated
5.88%, 02/15/53	3,029	3,145
		50,505
Industrials 3.0%
Aircastle Limited
5.25%, 08/11/25 (a)	3,645	3,609
Boeing Company, The
6.86%, 05/01/54 (a)	1,532	1,568
7.01%, 05/01/64 (a) (h)	2,168	2,216
Builders FirstSource, Inc.
6.38%, 03/01/34 (a)	2,083	2,062
Burlington Northern Santa Fe, LLC
5.50%, 03/15/55	3,057	3,065
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (a)	2,150	2,182
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,675	3,696
GXO Logistics Inc.
6.25%, 05/06/29	2,596	2,645
6.50%, 05/06/34	4,746	4,823
Regal Rexnord Corporation
6.05%, 02/15/26 (h)	2,527	2,535
6.40%, 04/15/33 (h)	2,653	2,709
RTX Corporation
5.15%, 02/27/33	1,697	1,678
6.10%, 03/15/34	1,817	1,914
6.40%, 03/15/54	2,281	2,491
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	2,976	3,157
Verisk Analytics, Inc.
5.25%, 06/05/34	3,218	3,163
XPO, Inc.
6.25%, 06/01/28 (a)	2,556	2,569
		46,082
Materials 2.2%
Anglo American Capital PLC
5.75%, 04/05/34 (a)	4,111	4,095
6.00%, 04/05/54 (a)	2,321	2,295
Celanese US Holdings LLC
6.35%, 11/15/28 (h)	2,052	2,108
6.55%, 11/15/30 (h)	5,093	5,319
6.38%, 07/15/32 (h)	2,596	2,667
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,880	1,832
Glencore Funding LLC
5.63%, 04/04/34 (a)	5,190	5,108
Mineral Resources Limited
9.25%, 10/01/28 (a)	1,988	2,087
Newmont Corporation
5.35%, 03/15/34 (a)	2,899	2,891
NOVA Chemicals Corporation
8.50%, 11/15/28 (a)	2,279	2,417
Yara International ASA
7.38%, 11/14/32 (a)	2,691	2,929
		33,748
Consumer Staples 1.1%
Ashtead Capital, Inc.
5.80%, 04/15/34 (a)	4,226	4,205
B.A.T Capital Corporation
4.39%, 08/15/37	1,050	887
JBS USA Lux S.A.
7.25%, 11/15/53 (a)	8,185	8,879
Marb Bondco PLC
3.95%, 01/29/31 (a)	3,470	2,879
		16,850
Communication Services 0.9%
Charter Communications Operating, LLC
6.10%, 06/01/29	1,840	1,846
5.38%, 04/01/38	2,020	1,759
Comcast Corporation
5.30%, 06/01/34 (e)	3,716	3,723
3.75%, 04/01/40	1,021	828
5.35%, 05/15/53	1,350	1,293
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,124	1,058
T-Mobile USA, Inc.
6.00%, 06/15/54	3,860	3,998
		14,505
Real Estate 0.6%
Essential Properties, L.P.
2.95%, 07/15/31	2,953	2,429
GLP Financing, LLC
5.75%, 06/01/28	343	343
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,815	1,752
3.75%, 02/15/27 (a)	1,729	1,644
4.13%, 08/15/30 (a)	3,008	2,735
		8,903
Information Technology 0.5%
Cisco Systems, Inc.
4.95%, 02/26/31	1,650	1,649
5.05%, 02/26/34	4,011	4,007
5.30%, 02/26/54	1,426	1,398
TD SYNNEX Corporation
6.10%, 04/12/34	1,124	1,127
		8,181
Total Corporate Bonds And Notes (cost $793,925)		791,988

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 34.4%
Mortgage-Backed Securities 22.2%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 12/01/51	15,585	12,920
3.00%, 05/01/34 - 06/01/52	14,627	12,689
2.00%, 04/01/36 - 06/01/52	27,243	22,397
3.50%, 08/01/37 - 05/01/48	11,104	10,157
4.00%, 10/01/37 - 04/01/53	19,384	17,903
5.00%, 02/01/38 - 02/01/53	6,453	6,266
4.50%, 07/01/38 - 09/01/52	17,600	16,764
5.50%, 10/01/53	191	188
6.00%, 11/01/53	10,146	10,179
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	30,505	25,667
3.00%, 04/01/31 - 05/01/53	27,753	24,271
5.00%, 06/01/35 - 04/01/53	11,693	11,336
2.00%, 10/01/35 - 05/01/52	67,533	53,395
4.00%, 10/01/37 - 07/01/52	12,776	11,908
4.50%, 05/01/38 - 08/01/53	19,271	18,285
3.50%, 11/01/42 - 08/01/49	8,847	7,992
5.50%, 02/01/53	3,059	3,021
6.00%, 10/01/53	3,203	3,214
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	5,892	5,745
3.50%, 06/20/43 - 05/20/52	9,612	8,730
4.00%, 05/20/44 - 04/20/53	8,457	7,868
3.00%, 07/20/45 - 06/20/52	15,113	13,226
4.50%, 12/20/48 - 06/20/53	15,489	14,750
2.50%, 08/20/50 - 04/20/52	19,021	16,022
2.00%, 10/20/51 - 01/20/52	6,875	5,566
TBA, 5.50%, 07/15/54 (j)	3,388	3,361
		343,820
U.S. Treasury Note 7.5%
Treasury, United States Department of
1.25%, 06/30/28	5,202	4,602
4.63%, 09/30/28	8,400	8,471
4.88%, 10/31/28 - 10/31/30	22,525	22,986
3.75%, 12/31/28	3,150	3,070
2.88%, 04/30/29 - 05/15/32	40,928	37,075
1.50%, 02/15/30	3,400	2,919
1.38%, 11/15/31	14,001	11,387
3.50%, 02/15/33	6,755	6,331
3.88%, 08/15/33	16,073	15,465
4.50%, 11/15/33	3,750	3,785
		116,091
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.75%, 08/15/41	10,898	9,839
3.13%, 11/15/41	11,200	9,222
2.50%, 02/15/45 - 02/15/46	30,418	21,513
3.00%, 02/15/48	16,488	12,544
1.63%, 11/15/50	2,747	1,503
2.88%, 05/15/52	7,015	5,141
		59,762
Sovereign 0.4%
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	3,688	3,658
6.38%, 01/30/34 (a)	2,806	2,811
		6,469
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (k)	7,104	5,755
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	1,855	1,324
Total Government And Agency Obligations (cost $595,963)		533,221
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.9%
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	1,306	1,279
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,838	3,540
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,653
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	3,705	3,716
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,137
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (d)	3,625	3,620
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	127	127
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	1,269	1,247
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,477
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (d)	4,883	3,892
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,774
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	367	321
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	3,536	3,537
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	2,757	2,757
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	2,133	2,136
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,456
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	693	681
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	4,716	4,718
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	1,999	1,977
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	225	225
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	3,207	3,183
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	202	201
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	1,036	1,035
Series 2023-A3-2, 5.05%, 07/20/26	2,401	2,393
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	4,366	4,364
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,726
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,340
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	2,967
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	5,009
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (d)	3,622	3,514
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	965	924
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,007	961
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	5,325	5,321
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	3,835	3,844
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,040

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	1,544	1,540
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,711
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.96%, 01/25/29 (d)	382	351
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (d)	5,215	4,334
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.73%, 10/25/26 (d)	194	185
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	443	439
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,409
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	619	605
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.97%, 03/15/29 (d)	5,013	5,015
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (d)	3,387	3,330
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (d)	2,490	1,990
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	2,627	2,631
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,329
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	2,586	2,567
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	3,867	3,871
Tesla Auto Lease Trust 2023-A
Series 2023-A2-A, 5.86%, 01/21/25	7,056	7,061
United Airlines, Inc.
Series 2012-A-2, 4.00%, 10/29/24	945	938
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	6,175	6,164
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (d)	1,055	878
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	5,858	5,858
Total Non-U.S. Government Agency Asset-Backed Securities (cost $158,966)		153,298
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Communication Services 1.1%
Cedar Fair, L.P.
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 04/18/31 (d)	2,625	2,617
Charter Communications Operating, LLC
2023 Term Loan B4, 7.30%, (SOFR + 2.00%), 12/02/30 (d)	3,140	3,102
Cimpress Public Limited Company
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 05/17/28 (d)	2,532	2,532
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	6,931	6,926
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (d)	1,257	1,259
		16,436
Consumer Discretionary 0.5%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.25%), 09/12/30 (d) (l)	224	223
Adient US LLC
2024 Term Loan B2, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (d)	1,720	1,729
First Brands Group, LLC
2021 Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (d) (l)	520	516
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (d)	2,756	2,735
PCI Gaming Authority
Term Loan, 7.94%, (SOFR + 2.50%), 05/15/26 (d)	2,743	2,736
		7,939
Materials 0.5%
Berry Global, Inc.
2023 Term Loan AA, 7.19%, (SOFR + 1.75%), 07/01/29 (d)	3,686	3,687
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (d)	959	956
Staples, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 08/22/29 (d) (l)	3,426	3,129
		7,772
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 7.32%, (3 Month Term SOFR + 1.75%), 10/14/27 (d)	2,291	2,302
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (d)	4,120	4,115
		6,417
Industrials 0.4%
Air Canada
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 2.50%), 03/14/31 (d)	2,470	2,471
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.30%, (SOFR + 2.00%), 03/27/31 (d)	3,787	3,782
		6,253
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 8.09%, (1 Month Term SOFR + 2.75%), 03/20/31 (d)	4,113	4,129
Information Technology 0.1%
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (d)	2,240	2,243
Health Care 0.1%
Concentra Health Services Inc
Term Loan, 0.00%, (SOFR + 2.25%), 06/26/31 (d) (l)	984	986
Total Senior Floating Rate Instruments (cost $52,217)		52,175
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.21% (m) (n)	13,830	13,830
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (m) (n)	3,531	3,531
Total Short Term Investments (cost $17,361)		17,361
Total Investments 100.0% (cost $1,618,432)		1,548,043
Other Derivative Instruments (0.0)%		(516)
Other Assets and Liabilities, Net 0.0%		96
Total Net Assets 100.0%		1,547,623

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $275,576 and 17.8% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of June 30, 2024.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $3,376.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	5,825	326,010	318,005	427	—	—	13,830	0.9
JNL Government Money Market Fund, 5.31% - Class SL	3,385	49,045	48,899	55	—	—	3,531	0.2
	9,210	375,055	366,904	482	—	—	17,361	1.1

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,140	0.1
Morgan Stanley Bank, National Association, 6.20%, 05/26/28	05/28/24	3,885	3,887	0.2
		5,085	5,027	0.3

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	475	September 2024	51,445	(126)	797
United States 2 Year Note	732	October 2024	149,076	(16)	412
United States 5 Year Note	737	October 2024	77,927	(79)	622
United States Ultra Bond	447	September 2024	54,231	(741)	1,797
				(962)	3,628
Short Contracts
United States 10 Year Ultra Bond	(710)	September 2024	(79,428)	408	(1,179)
United States Long Bond	(38)	September 2024	(4,367)	38	(128)
				446	(1,307)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	790,848	1,140	791,988
Government And Agency Obligations	—	533,221	—	533,221
Non-U.S. Government Agency Asset-Backed Securities	—	153,298	—	153,298
Senior Floating Rate Instruments	—	52,175	—	52,175
Short Term Investments	17,361	—	—	17,361
	17,361	1,529,542	1,140	1,548,043
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,628	—	—	3,628
	3,628	—	—	3,628
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,307)	—	—	(1,307)
	(1,307)	—	—	(1,307)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.4%
A. O. Smith Corporation	10	856
AAR Corp. (a)	4	313
ABM Industries Incorporated	13	648
Acuity Brands, Inc.	5	1,126
Advanced Drainage Systems, Inc.	1	191
Air Lease Corporation - Class A	16	784
Air Transport Services Group, Inc. (a)	6	89
Alaska Air Group, Inc. (a)	22	894
Alight, Inc. - Class A (a)	43	321
Allegiant Travel Company	3	158
Allison Systems, Inc.	16	1,224
American Airlines Group Inc. (a)	40	450
American Woodmark Corporation (a)	3	224
APi Group Corp (a)	11	415
Apogee Enterprises, Inc.	4	238
Applied Industrial Technologies, Inc.	2	463
Arcbest Corporation	4	378
Arcosa, Inc.	5	446
Armstrong World Industries, Inc.	4	426
Astec Industries, Inc.	1	37
Atkore Inc.	1	161
Avis Budget Group, Inc.	1	152
Barnes Group Inc.	9	368
Beacon Roofing Supply, Inc. (a)	6	534
Boise Cascade Company	7	785
Booz Allen Hamilton Holding Corporation - Class A	7	1,035
Brady Corporation - Class A	5	334
Broadridge Financial Solutions, Inc.	5	991
BWXT Government Group, Inc.	5	463
Caci International Inc. - Class A (a)	2	947
Chart Industries, Inc. (a)	1	172
Clarivate PLC (a)	52	296
Clean Harbors, Inc. (a)	3	566
Comfort Systems USA, Inc.	1	445
Concentrix Corporation	7	466
Conduent Incorporated (a)	7	21
Copart, Inc. (a)	14	770
Core & Main, Inc. - Class A (a)	6	273
CoreCivic, Inc. (a)	24	313
Crane Company	2	240
CSG Systems International, Inc.	5	200
Curtiss-Wright Corporation	3	767
Deluxe Corporation	3	67
DNOW Inc. (a)	20	268
Donaldson Company, Inc.	9	676
Dun & Bradstreet Holdings, Inc.	30	281
Dycom Industries, Inc. (a)	3	589
EMCOR Group, Inc.	4	1,514
Encore Wire Corporation	2	588
EnerSys	5	525
Equifax Inc.	4	1,036
ESAB Corporation	3	319
Flowserve Corporation	13	642
Fluor Corporation (a)	21	907
Fortune Brands Innovations, Inc.	8	493
Forward Air Corporation	9	166
Franklin Electric Co., Inc.	3	253
FTAI Aviation Ltd.	3	312
FTI Consulting, Inc. (a)	3	564
Gates Industrial Corporation PLC (a)	21	328
GATX Corporation	4	496
Generac Holdings Inc. (a)	5	621
Genpact Limited	21	661
GEO Group, Inc., The (a)	42	598
GMS Inc. (a)	4	358
Graco Inc.	8	617
GrafTech International Ltd.	30	30
Granite Construction Incorporated	8	466
GXO Logistics Inc. (a)	12	618
Healthcare Services Group, Inc. (a)	12	130
HEICO Corporation	2	540
Herc Holdings Inc.	2	293
Hertz Global Holdings, Inc. (a)	16	56
Hexcel Corporation	8	479
Hillenbrand, Inc.	7	287
HNI Corporation	6	273
Hub Group, Inc. - Class A	12	495
Hubbell Incorporated	3	947
IDEX Corporation	4	766
Ingersoll Rand Inc.	15	1,328
Insperity, Inc.	2	208
ITT Inc.	6	776
JELD-WEN Holding, Inc. (a)	15	199
JetBlue Airways Corporation (a)	156	948
KBR, Inc.	10	641
Kennametal Inc.	16	379
Kirby Corporation (a)	5	610
Korn Ferry	7	494
Landstar System, Inc.	4	758
Lennox International Inc.	2	844
Leonardo DRS, Inc. (a)	3	81
Lincoln Electric Holdings, Inc.	3	606
Lyft, Inc. - Class A (a)	40	559
MasTec, Inc. (a)	9	955
Masterbrand, Inc. (a)	23	345
Matson Intermodal - Paragon, Inc.	6	721
Matthews International Corporation - Class A	1	32
Maximus, Inc.	8	645
MDU Resources Group, Inc.	25	635
Millerknoll, Inc.	17	457
Mine Safety Appliances Company, LLC	2	308
Moog Inc. - Class A	3	524
MRC Global Inc. (a)	9	118
MSC Industrial Direct Co., Inc. - Class A	6	492
Mueller Industries, Inc.	12	671
Nordson Corporation	2	533
Nvent Electric Public Limited Company	12	883
Openlane, Inc. (a)	17	279
Oshkosh Corporation	10	1,092
Parsons Corporation (a)	3	226
Paycom Software, Inc.	1	189
Pentair Public Limited Company	13	1,032
Plug Power Inc. (a) (b)	74	173
Primoris Services Corporation	8	405
RBC Bearings Incorporated (a)	1	300
Regal Rexnord Corporation	8	1,025
Resideo Technologies, Inc. (a)	18	355
Rollins, Inc.	8	377
Rush Enterprises, Inc. - Class A	9	375
RXO Inc (a)	22	578
Ryder System, Inc.	8	1,008
Saia, Inc. (a)	1	396
Schneider National, Inc. - Class B	9	228
Science Applications International Corporation	6	697
Sensata Technologies Holding PLC	23	860
Simpson Manufacturing Co., Inc.	2	402
SiteOne Landscape Supply, Inc. (a)	2	263
SkyWest, Inc. (a)	10	790
Spirit AeroSystems Holdings, Inc. - Class A (a)	22	734
Spirit Airlines, Inc.	14	52
SS&C Technologies Holdings, Inc.	19	1,196
Steelcase Inc. - Class A	22	279
Stericycle, Inc. (a)	8	494
Sunrun Inc. (a)	35	410
Terex Corporation	7	392
Tetra Tech, Inc.	3	530
The Greenbrier Companies, Inc.	8	376
The Middleby Corporation (a)	4	534
The Timken Company	7	597
Toro Company, The	8	716
TransUnion	10	729
Trex Company, Inc. (a)	2	136
Trinet Group, Inc.	2	238
Trinity Industries, Inc.	11	341
UFP Industries, Inc.	8	886
U-Haul Holding Company - Series N	9	544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Unifirst Corporation	2	362
Valmont Industries, Inc.	2	547
Veralto Corporation	2	179
Verisk Analytics, Inc.	5	1,347
Vestis Corporation	18	215
Wabash National Corporation	10	224
Watsco, Inc.	2	974
Watts Water Technologies, Inc. - Class A	2	286
Werner Enterprises, Inc.	13	483
WESCO International, Inc.	7	1,130
WillScot Mobile Mini Holdings Corp. - Class A (a)	6	231
Woodward, Inc.	4	705
XPO, Inc. (a)	4	472
Xylem Inc.	9	1,252
		82,630
Financials 15.8%
Affiliated Managers Group, Inc.	7	1,031
AGNC Investment Corp. (b)	38	363
Ameris Bancorp	7	343
Apollo Commercial Real Estate Finance, Inc.	25	245
Apollo Global Management, Inc.	7	861
Arbor Realty Trust, Inc. (b)	23	334
Ares Management Corporation - Class A	2	302
Artisan Partners Asset Management Inc. - Class A	8	313
Associated Banc-Corp	28	588
Assurant, Inc.	5	851
Atlantic Union Bank	9	300
Bank of Hawaii Corporation (b)	5	295
Bank OZK	14	569
BankUnited, Inc.	23	671
Banner Corporation	5	252
BGC Group, Inc. - Class A	26	212
Blackstone Mortgage Trust, Inc. - Class A	31	547
Block, Inc. - Class A (a)	8	487
BOK Financial Corporation	3	280
Bread Financial Payments, Inc.	21	925
Brighthouse Financial, Inc. (a)	9	398
Brightsphere Investment Group Inc.	2	55
Brown & Brown, Inc.	9	778
Cadence Bank	24	673
Capitol Federal Financial	12	67
Cathay General Bancorp	9	341
Chimera Investment Corporation	17	215
Claros Mortgage Trust, Inc.	7	53
CNO Financial Group, Inc.	19	526
Cohen & Steers, Inc.	2	143
Coinbase Global, Inc. - Class A (a)	6	1,379
Columbia Banking System, Inc.	17	337
Commerce Bancshares, Inc.	9	499
Community Financial System, Inc.	6	288
Credit Acceptance Corporation (a)	1	414
Cullen/Frost Bankers, Inc.	5	538
CVB Financial Corp.	17	293
East West Bancorp, Inc.	13	971
Eastern Bankshares, Inc.	19	270
Enact Holdings, Inc.	3	94
Encore Capital Group, Inc. (a)	4	176
Equitable Holdings, Inc.	16	670
Erie Indemnity Company - Class A	1	332
Essent Group Ltd.	10	542
Euronet Worldwide, Inc. (a)	5	483
Evercore Inc. - Class A	5	1,008
F&G Annuities & Life, Inc.	1	30
F.N.B. Corporation	52	715
FactSet Research Systems Inc.	1	389
Federated Hermes, Inc. - Class B	13	419
First Citizens BancShares, Inc. - Class A	—	786
First Financial Bancorp.	9	206
First Hawaiian, Inc.	23	476
First Horizon Corporation	77	1,207
First Interstate BancSystem, Inc. - Class A	12	337
FirstCash, Inc.	5	502
Fulton Financial Corporation	23	397
Genworth Financial, Inc. - Class A (a)	37	223
Glacier Bancorp, Inc.	12	443
Globe Life Inc.	5	405
Hancock Whitney Corporation	12	562
Hanover Insurance Group Inc, The	5	640
Hilltop Holdings Inc.	9	288
Home BancShares, Inc.	18	437
Hope Bancorp, Inc.	22	238
Horace Mann Educators Corporation	3	109
Houlihan Lokey, Inc. - Class A	3	387
Independent Bank Corp.	6	289
Independent Bank Group, Inc.	5	244
Interactive Brokers Group, Inc. - Class A	1	163
International Bancshares Corporation	5	294
Jack Henry & Associates, Inc.	4	725
Jackson Financial Inc. - Class A (c)	19	1,439
Janus Henderson Group PLC	26	871
Ladder Capital Corp - Class A	17	189
LPL Financial Holdings Inc.	4	1,012
MarketAxess Holdings Inc.	1	289
Mercury General Corporation	4	235
MFA Financial, Inc.	27	288
MGIC Investment Corporation	41	890
Moelis & Company - Class A	7	411
Morningstar, Inc.	1	240
Mr. Cooper Group Inc. (a)	6	505
MSCI Inc. - Class A	2	729
Navient Corporation	12	177
NCR Atleos Corporation (a)	4	97
Nelnet, Inc. - Class A	2	154
New York Community Bancorp, Inc. - Series A (b)	186	598
New York Mortgage Trust, Inc.	8	48
Old National Bancorp	31	541
Pacific Premier Bancorp, Inc.	15	340
Paysafe Limited (a)	6	102
PennyMac Financial Services, Inc.	4	362
PennyMac Mortgage Investment Trust	19	255
Pinnacle Financial Partners, Inc.	7	576
PRA Group, Inc. (a)	5	104
Primerica, Inc.	3	683
ProAssurance Corporation (a)	4	44
PROG Holdings, Inc.	11	379
Prosperity Bancshares, Inc.	12	742
Radian Group Inc.	21	655
Redwood Trust, Inc.	15	97
Reinsurance Group of America, Incorporated	3	574
Renasant Corporation	6	191
RITHM Capital Corp.	46	502
RLI Corp.	2	314
Robinhood Markets, Inc. - Class A (a)	43	987
Rocket Companies, Inc. - Class A (a) (b)	7	98
SEI Investments Company	14	935
Selective Insurance Group, Inc.	4	413
Simmons First National Corporation - Class A	14	250
SLM Corporation	54	1,121
SoFi Technologies, Inc. (a) (b)	37	246
Southstate Corporation	8	599
Starwood Property Trust, Inc.	50	948
Stewart Information Services Corporation	5	300
Stifel Financial Corp.	8	686
Synovus Financial Corp.	20	823
Texas Capital Bancshares, Inc. (a)	5	301
TFS Financial Corporation	4	51
The Carlyle Group, Inc.	22	889
The Western Union Company	45	552
TPG Inc. - Class A	2	66
Tradeweb Markets Inc. - Class A	3	284
Trustmark Corporation	8	230
Two Harbors Investment Corp.	19	257
UMB Financial Corporation	4	368
United Bankshares, Inc.	17	556
United Community Banks, Inc.	11	279
UWM Holdings Corporation - Class A (b)	—	3
Valley National Bancorp	70	488
Virtu Financial, Inc. - Class A	16	349
Voya Financial, Inc.	11	816

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
WAFD, Inc.	11	307
Walker & Dunlop, Inc.	4	364
Webster Financial Corporation	16	710
WesBanco, Inc.	5	136
Western Alliance Bancorporation	10	631
Wex, Inc. (a)	2	283
White Mountains Insurance Group Ltd	—	449
Wintrust Financial Corporation	6	559
Zurich American Corporation	9	559
		63,749
Consumer Discretionary 14.8%
Abercrombie & Fitch Co. - Class A (a)	6	1,131
Academy Sports & Outdoors, Inc.	10	546
Acushnet Holdings Corp.	3	189
Adient Public Limited Company (a)	25	611
ADT, Inc.	31	232
Adtalem Global Education Inc. (a)	7	473
Airbnb, Inc. - Class A (a)	2	320
American Axle & Manufacturing Holdings, Inc. (a)	18	129
American Eagle Outfitters, Inc.	30	600
Aramark	12	414
Asbury Automotive Group, Inc. (a)	3	672
AutoZone, Inc. (a)	—	1,313
Bath & Body Works, Inc.	20	782
Birkenstock Holding PLC (a)	—	8
Bloomin' Brands, Inc.	5	93
Boyd Gaming Corporation	6	318
Bright Horizons Family Solutions, Inc. (a)	3	327
Brunswick Corporation	12	853
Burlington Stores, Inc. (a)	3	788
Caesars Entertainment, Inc. (a)	14	559
Caleres, Inc.	4	124
Capri Holdings Limited (a)	21	702
Carter's, Inc.	9	530
Century Communities, Inc.	5	414
Chipotle Mexican Grill, Inc. (a)	23	1,432
Churchill Downs Incorporated	3	403
Columbia Sportswear Company	5	405
Coupang, Inc. - Class A (a)	11	225
Cracker Barrel Old Country Store, Inc. (b)	6	267
Crocs, Inc. (a)	4	613
Dana Incorporated	31	379
Dave & Buster's Entertainment, Inc. (a)	2	88
Deckers Outdoor Corporation (a)	1	1,019
Dillard's, Inc. - Class A (b)	1	258
Domino's Pizza, Inc.	3	1,327
DoorDash, Inc. - Class A (a)	6	629
Dorman Products, Inc. (a)	3	248
ETSY, Inc. (a)	7	419
Five Below, Inc. (a)	2	207
Floor & Decor Holdings, Inc. - Class A (a)	3	286
GameStop Corp. - Class A (a)	27	670
Gentex Corporation	31	1,032
Gentherm Incorporated (a)	4	220
G-III Apparel Group, Ltd. (a)	6	157
Graham Holdings Co., Ltd. - Class B	—	306
Grand Canyon Education, Inc. (a)	4	514
Group 1 Automotive, Inc.	3	960
Guess ?, Inc.	9	186
H & R Block, Inc.	11	583
Hanesbrands Inc. (a)	145	715
Harley-Davidson, Inc.	25	825
Hasbro, Inc.	10	591
Helen of Troy Limited (a)	4	378
Hibbett Inc.	2	209
Hilton Grand Vacations Inc. (a)	8	308
Hyatt Hotels Corporation - Class A	3	478
International Game Technology PLC	15	297
iRobot Corporation (a)	3	30
Jack in the Box Inc.	5	246
KB Home	11	789
Kontoor Brands, Inc.	5	314
Laureate Education, Inc. - Class A	19	286
La-Z-Boy Incorporated	9	352
LCI Industries	4	428
Leggett & Platt, Incorporated	34	395
Levi Strauss & Co. - Class A	8	163
LGI Homes, Inc. (a)	3	292
Life Time Group Holdings, Inc. (a)	5	85
Light & Wonder, Inc. (a)	4	417
Lithia Motors, Inc. - Class A	2	541
Lucid Group, Inc. (a) (b)	49	128
M/I Homes, Inc. (a)	4	476
Marriott Vacations Worldwide Corporation	7	624
Mattel, Inc. (a)	26	425
Meritage Homes Corporation	5	879
Murphy USA Inc.	3	1,299
Newell Brands Inc.	55	352
Nordstrom, Inc. (b)	28	598
Norwegian Cruise Line Holdings Ltd. (a)	14	258
Ollie's Bargain Outlet Holdings, Inc. (a)	5	461
Patrick Industries, Inc.	3	328
PENN Entertainment, Inc. (a)	28	532
Petco Health And Wellness Company, Inc. - Class A (a)	15	56
Phinia Inc.	5	214
Polaris Inc.	10	807
Pool Corporation	2	534
Red Rock Resorts, Inc. - Class A	3	177
RH (a)	1	175
Royal Caribbean Cruises Ltd. (a)	3	448
Sabre Corporation (a)	127	339
Sally Beauty Holdings, Inc. (a)	26	280
Service Corporation International	9	641
SharkNinja, Inc.	2	165
Signet Jewelers Limited	6	499
Six Flags Operations Inc. (a)	11	375
Skechers U.S.A., Inc. - Class A (a)	13	866
Skyline Champion Corporation (a)	2	131
Sonic Automotive, Inc. - Class A	5	250
Steven Madden, Ltd.	10	443
Strategic Education, Inc.	3	294
Taylor Morrison Home II Corporation - Class A (a)	20	1,082
Tempur Sealy International, Inc.	11	532
Texas Roadhouse, Inc. - Class A	4	703
The Buckle, Inc.	6	207
The Cheesecake Factory Incorporated	3	119
The ODP Corporation (a)	8	332
The Wendy's Company	18	298
Thor Industries, Inc.	11	1,067
TopBuild Corp. (a)	2	594
Topgolf Callaway Brands Corp. (a)	26	396
Travel + Leisure Co.	13	589
TRI Pointe Homes Holdings, Inc. (a)	22	804
Ulta Beauty, Inc. (a)	2	827
Under Armour, Inc. - Class A (a)	64	427
United Parks And Resorts Inc. (a)	2	102
Upbound Group, Inc.	9	280
Urban Outfitters, Inc. (a)	12	487
Vail Resorts, Inc.	3	482
Valvoline, Inc. (a)	9	399
Victoria's Secret & Co. (a)	19	330
Vista Outdoor Inc. (a)	9	338
Visteon Corporation (a)	3	359
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Williams-Sonoma, Inc.	5	1,444
Winnebago Industries, Inc.	6	328
Wolverine World Wide, Inc.	13	175
Worthington Industries, Inc.	4	207
Wyndham Hotels & Resorts, Inc.	6	458
Wynn Resorts, Limited	4	356
		59,876
Information Technology 11.0%
ACI Worldwide, Inc. (a)	12	479
Advanced Energy Industries, Inc.	3	328
Amkor Technology, Inc.	14	575
ANSYS, Inc. (a)	3	889
AppLovin Corporation - Class A (a)	3	289
Arista Networks, Inc. (a)	2	767

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
ASGN Incorporated (a)	6	544
Aspen Technology, Inc. (a)	1	195
Aurora Innovations Inc. - Class A (a)	53	146
Autodesk, Inc. (a)	6	1,425
Belden Inc.	4	362
Benchmark Electronics, Inc.	6	235
Bentley Systems, Incorporated - Class B	5	264
Cerence Inc. (a)	7	20
Ciena Corporation (a)	21	1,007
Cirrus Logic, Inc. (a)	8	1,065
Cognex Corporation	12	547
Coherent Corp. (a)	13	962
CommScope Holding Company, Inc. (a)	44	54
CommVault Systems, Inc. (a)	3	362
Crane Nxt, Co.	1	86
Diodes Incorporated (a)	6	401
Dolby Laboratories, Inc. - Class A	6	451
Dropbox, Inc. - Class A (a)	26	581
Entegris, Inc.	5	671
EPAM Systems, Inc. (a)	3	487
F5, Inc. (a)	3	515
Fair Isaac Corporation (a)	1	771
First Solar, Inc. (a)	5	1,069
Flex Ltd. (a)	22	636
Fortinet, Inc. (a)	15	925
Gartner, Inc. (a)	2	942
GoDaddy Inc. - Class A (a)	8	1,182
Guidewire Software, Inc. (a)	3	370
Infinera Corporation (a) (b)	22	136
Informatica Inc. - Class A (a)	2	69
Insight Enterprises, Inc. (a)	4	741
InterDigital, Inc. (b)	3	338
IPG Photonics Corporation (a)	4	350
Itron, Inc. (a)	4	411
Keysight Technologies, Inc. (a)	4	585
Knowles Corporation (a)	15	254
Littelfuse, Inc.	2	496
LiveRamp Holdings, Inc. (a)	9	284
Lumentum Holdings Inc. (a)	9	467
Manhattan Associates, Inc. (a)	1	298
Methode Electronics, Inc.	4	42
MKS Instruments, Inc.	8	1,001
Monolithic Power Systems, Inc.	1	531
NCR Voyix Corporation (a)	25	305
NetScout Systems, Inc. (a)	14	259
Okta, Inc. - Class A (a)	6	582
Osi Systems, Inc. (a)	2	233
Palantir Technologies Inc. - Class A (a)	18	455
Palo Alto Networks, Inc. (a)	4	1,336
PC Connection, Inc.	2	99
Pegasystems Inc.	3	174
Plexus Corp. (a)	3	329
Power Integrations, Inc.	4	259
PTC Inc. (a)	2	451
Pure Storage, Inc. - Class A (a)	9	570
RingCentral, Inc. - Class A (a)	9	253
Sanmina Corporation (a)	11	762
Semtech Corporation (a)	12	361
ServiceNow, Inc. (a)	2	1,252
Silicon Laboratories Inc. (a)	5	512
Snowflake Inc. - Class A (a)	3	358
SolarWinds Corporation	3	31
Super Micro Computer, Inc. (a)	1	918
Synaptics Incorporated (a)	4	371
Teledyne Technologies Incorporated (a)	3	1,088
Teradata Corporation (a)	14	473
Trimble Inc. (a)	21	1,166
TTM Technologies, Inc. (a)	16	318
Twilio Inc. - Class A (a)	17	963
Tyler Technologies, Inc. (a)	1	453
Ubiquiti Inc.	—	34
Unity Software Inc. (a)	12	191
VeriSign, Inc. (a)	3	484
ViaSat, Inc. (a)	23	296
Viavi Solutions Inc. (a)	36	248
Vishay Intertechnology, Inc.	23	514
Vontier Corporation	11	420
Wolfspeed, Inc. (a) (b)	10	223
Workday, Inc. - Class A (a)	2	460
Zebra Technologies Corporation - Class A (a)	4	1,271
Zoom Video Communications, Inc. - Class A (a)	9	562
		44,639
Real Estate 9.8%
Acadia Realty Trust	15	265
Agree Realty Corporation	6	369
Alexander & Baldwin, Inc.	7	117
American Homes 4 Rent - Class A	17	617
Americold Realty Trust, Inc.	23	581
Apartment Income REIT Corp.	15	595
Apple Hospitality REIT, Inc.	33	479
Brandywine Realty Trust	33	149
Brixmor Property Group Inc.	31	726
Broadstone Net Lease, Inc.	10	154
Camden Property Trust	9	937
COPT Defense Properties	14	346
CoStar Group, Inc. (a)	9	687
Cousins Properties Incorporated	26	612
Cubesmart, L.P.	13	589
Cushman & Wakefield PLC (a)	35	367
DiamondRock Alpharetta Tenant, LLC	41	348
DigitalBridge Group, Inc. - Class A	36	491
Douglas Emmett, Inc.	38	508
EastGroup Properties, Inc.	2	276
ELME Communities	8	119
Empire State Realty Trust, Inc. - Class A	14	127
EPR Properties	10	411
Equity Commonwealth (a)	6	121
Equity Lifestyle Properties, Inc.	7	484
Essex Property Trust, Inc.	2	626
eXp World Holdings, Inc. (b)	7	74
Extra Space Storage Inc.	8	1,211
Federal Realty Investment Trust	6	625
First Industrial Realty Trust, Inc.	8	364
Gaming and Leisure Properties, Inc.	16	741
Global Net Lease, Inc.	27	197
Healthcare Realty Trust Incorporated - Class A	47	769
Healthpeak OP, LLC	54	1,067
Highwoods Properties, Inc.	22	569
Howard Hughes Holdings Inc. (a)	3	207
Hudson Pacific Properties, Inc.	74	357
Independence Realty Trust, Inc.	21	403
InvenTrust Properties Corp.	3	82
Invitation Homes Inc.	38	1,347
JBG Smith Properties	27	417
Kennedy-Wilson Holdings, Inc.	21	206
Kilroy Realty Corporation	21	655
Kite Realty Naperville, LLC	20	437
Lamar Advertising Company - Class A	6	721
LXP Industrial Trust	35	324
Medical Properties Trust, Inc.	233	1,004
National Health Investors, Inc.	4	289
Net Lease Office Properties	—	2
Newmark Group, Inc. - Class A	24	241
NNN REIT, Inc.	15	624
Omega Healthcare Investors, Inc.	22	762
Open Doors Technology Inc. - Class A (a)	95	176
OUTFRONT Media Inc.	25	362
Paramount Group, Inc.	23	106
Park Hotels & Resorts Inc.	66	988
Pebblebrook Hotel Trust	23	322
Phillips Edison & Company, Inc.	9	310
Piedmont Office Realty Trust, Inc. - Class A	20	145
PotlatchDeltic Corporation	10	403
Rayonier Inc.	14	402
Realogy Holdings Corp. (a)	20	65
Regency Centers Corporation	15	960
Retail Opportunity Investments Corp.	8	97
Rexford Industrial Realty, Inc.	10	466
RLJ III-EM Columbus Lessee, LLC	39	374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Ryman Hospitality Properties, Inc.	1	113
Sabra Health Care REIT, Inc.	37	562
SBA Communications Corporation - Class A	2	389
Service Properties Trust	23	117
SITE Centers Corp.	22	315
SL Green Realty Corp.	20	1,135
STAG Industrial, Inc.	12	437
Sun Communities, Inc.	9	1,064
Sunstone Hotel Investors, Inc.	34	356
Tanger Inc.	4	118
The Macerich Company	45	700
UDR, Inc.	23	936
Uniti Group Inc.	54	157
Urban Edge Properties	7	125
Veris Residential, Inc.	6	86
VICI Properties Inc.	21	591
Vornado Realty Trust	20	536
W.P. Carey Inc.	18	1,008
Xenia Hotels & Resorts, Inc.	21	307
Zillow Group, Inc. - Class C (a)	16	732
		39,756
Health Care 7.5%
Acadia Healthcare Company, Inc. (a)	6	405
Align Technology, Inc. (a)	4	862
Alnylam Pharmaceuticals, Inc. (a)	2	535
Amedisys, Inc. (a)	3	287
AMN Healthcare Services, Inc. (a)	6	326
Avantor, Inc. (a)	30	632
Azenta, Inc. (a)	5	256
BioMarin Pharmaceutical Inc. (a)	9	769
Bio-Rad Laboratories, Inc. - Class A (a)	1	382
Bio-Techne Corporation	5	323
Bruker Corporation	5	330
Catalent, Inc. (a)	13	749
Charles River Laboratories International, Inc. (a)	2	492
Chemed Corporation	1	528
Dentsply Sirona Inc.	31	782
DexCom, Inc. (a)	5	521
Elanco Animal Health Incorporated (a)	74	1,064
Embecta Corp.	8	106
Encompass Health Corporation	7	586
Enovis Corporation (a)	7	303
Envista Holdings Corporation (a)	30	506
Exact Sciences Corporation (a)	7	290
Exelixis, Inc. (a)	27	614
Globus Medical, Inc. - Class A (a)	7	460
Haemonetics Corporation (a)	3	248
ICU Medical, Inc. (a)	3	384
IDEXX Laboratories, Inc. (a)	2	780
Integer Holdings Corporation (a)	3	301
Integra LifeSciences Holdings Corporation (a)	8	229
Ionis Pharmaceuticals, Inc. (a)	8	378
Jazz Pharmaceuticals Public Limited Company (a)	7	754
LivaNova PLC (a)	5	265
Masimo Corporation (a)	4	441
Mettler-Toledo International Inc. (a)	1	1,308
Neurocrine Biosciences, Inc. (a)	3	381
Novavax, Inc. (a) (b)	30	382
OPKO Health, Inc. (a) (b)	40	50
Option Care Health, Inc. (a)	5	148
Owens & Minor, Inc. (a)	19	257
Patterson Companies, Inc.	17	421
Pediatrix Medical Group, Inc. (a)	7	56
Premier Healthcare Solutions, Inc. - Class A	23	423
Quidelortho Corporation (a)	8	250
ResMed Inc.	6	1,084
Revvity, Inc.	11	1,111
Roivant Sciences Ltd. (a)	15	159
Royalty Pharma PLC - Class A	21	564
Sage Therapeutics Inc. (a)	14	151
Sarepta Therapeutics, Inc. (a)	3	499
Select Medical Holdings Corporation	13	440
Steris Public Limited Company	5	1,140
Teladoc Health, Inc. (a)	38	369
Teleflex Incorporated	3	691
Tenet Healthcare Corporation (a)	10	1,327
The Cooper Companies, Inc.	11	930
United Therapeutics Corporation (a)	4	1,193
Veeva Systems Inc. - Class A (a)	3	478
VIR Biotechnology, Inc. (a)	14	127
West Pharmaceutical Services, Inc.	2	577
		30,404
Materials 6.3%
Albemarle Corporation	9	868
Alpha Metallurgical Resources, Inc.	1	178
AptarGroup, Inc.	5	657
Arch Resources, Inc. - Class A	3	502
Ardagh Group S.A. - Class A (d)	—	—
Ashland Inc.	7	682
ATI Inc. (a)	5	286
Avery Dennison Corporation	6	1,273
Avient Corporation	12	524
Axalta Coating Systems Ltd. (a)	19	664
Berry Global Group, Inc.	16	947
Cabot Corporation	6	508
Carpenter Technology Corporation	5	514
Cleveland-Cliffs Inc. (a)	30	464
Commercial Metals Company	16	871
Compass Minerals International, Inc.	4	37
Crown Holdings, Inc.	11	813
Eagle Materials Inc.	3	610
Element Solutions Inc.	21	573
FMC Corporation	19	1,074
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	220	73
Graphic Packaging Holding Company	34	896
Greif, Inc. - Class A	4	231
H.B. Fuller Company	5	408
Hecla Mining Company	51	250
Huntsman Corporation	20	451
Innospec Inc.	2	289
Kaiser Aluminum Corporation	3	221
Knife River Corporation (a)	4	268
Louisiana-Pacific Corporation (W VA)	9	755
MATIV Holdings, Inc.	6	96
Minerals Technologies Inc.	5	384
NewMarket Corporation	1	420
O-I Glass, Inc. (a)	33	372
Olin Corporation	22	1,039
Quaker Chemical Corporation	1	186
Radius Recycling, Inc. - Class A	3	42
Reynolds Group Holdings Limited	4	49
Royal Gold, Inc.	3	423
RPM International Inc.	9	948
Ryerson Holding Corporation	3	61
Scotts Miracle-Gro Company, The	8	510
Sealed Air Corporation	22	781
Sensient Technologies Corporation	5	377
Silgan Holdings Inc.	9	378
Sonoco Products Company	13	639
Stepan Company	3	244
Summit Materials, Inc. - Class A (a)	8	305
Sylvamo Corporation	7	514
The Chemours Company	30	687
Trinseo Public Limited Company	9	21
Tronox Holdings PLC	25	391
Warrior Met Coal, Inc.	11	666
Worthington Steel, Inc.	3	91
		25,511
Energy 4.4%
Antero Midstream Corporation	22	318
Antero Resources Corporation (a)	33	1,082
Apa Corp.	39	1,162
Archrock, Inc.	17	334
California Resources Corporation	3	166
ChampionX Corporation	10	336
Cheniere Energy, Inc.	6	1,078
Chesapeake Energy Corporation	3	249
Chord Energy Corporation	2	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Civitas Resources, Inc.	7	512
CNX Resources Corporation (a)	31	744
Comstock Resources, Inc. (b)	8	84
CVR Energy, Inc.	7	180
Delek US Holdings, Inc.	22	553
DT Midstream, Inc.	10	681
EQT Corporation	29	1,085
Equitrans Midstream Corporation	49	635
Green Plains Inc. (a)	10	156
Helmerich & Payne, Inc.	16	588
Kosmos Energy Ltd. (a)	33	184
Liberty Energy Inc. - Class A	15	314
Matador Resources Company	6	380
Murphy Oil Corporation	21	848
Nabors Industries Ltd. (a)	2	109
NOV Inc.	29	554
Oceaneering International, Inc. (a)	5	109
Patterson-UTI Energy, Inc.	41	424
Peabody Energy Corporation	33	724
Permian Resources Corporation - Class A	13	213
Range Resources Corporation	12	396
RPC, Inc.	16	100
SM Energy Company	13	548
Southwestern Energy Company (a)	129	867
TechnipFMC PLC	36	930
Transocean Ltd. (a) (e)	139	743
		17,725
Consumer Staples 3.8%
B&G Foods, Inc.	14	113
BJ's Wholesale Club Holdings, Inc. (a)	5	450
Boston Beer Company, Inc., The - Class A (a)	1	210
Brown-Forman Corporation - Class B	16	692
Cal-Maine Foods, Inc.	6	362
Casey's General Stores, Inc.	4	1,470
Central Garden & Pet Company - Class A (a)	8	264
Coca-Cola Consolidated, Inc.	—	226
Coty Inc. - Class A (a)	27	275
Darling Ingredients Inc. (a)	17	635
Del Monte Fresh Produce Company	5	109
Edgewell Personal Care Colombia S A S	9	372
Flowers Foods, Inc.	24	544
Hain Celestial Group, Inc., The (a)	14	94
Herbalife Nutrition Ltd. (a)	9	94
Ingles Markets, Incorporated - Class A	2	145
Ingredion Incorporated	5	566
J&J Snack Foods Corp.	1	150
Lamb Weston Holdings, Inc.	5	458
Lancaster Colony Corporation	2	319
McCormick & Company, Incorporated	17	1,185
National Beverage Corp. (a)	2	90
Nomad Foods Limited	16	263
Nu Skin Enterprises, Inc. - Class A	9	95
Performance Food Group Company (a)	10	662
Pilgrim's Pride Corporation (a)	3	128
Post Holdings, Inc. (a)	6	609
PriceSmart, Inc.	4	365
Reynolds Consumer Products Inc.	5	128
Seaboard Corporation	—	171
Spartannash Company	3	61
Spectrum Brands Holdings, Inc.	7	584
Sprouts Farmers Market, Inc. (a)	13	1,102
The Andersons, Inc.	5	257
The Clorox Company	7	988
Treehouse Foods, Inc. (a)	10	355
United Natural Foods, Inc. (a)	9	120
Universal Corporation	4	195
USANA Health Sciences, Inc. (a)	1	37
Vector Group Ltd.	8	85
Weis Markets, Inc.	2	152
WK Kellogg Co	7	120
		15,300
Communication Services 3.4%
Bumble Inc. - Class A (a)	11	111
Cable One, Inc. (b)	1	240
Cinemark Holdings, Inc. (a)	9	199
Clear Channel Outdoor Holdings, Inc. (a)	48	68
EchoStar Corporation - Class A (a)	15	265
Frontier Communications Parent, Inc. (a)	33	854
Gray Television, Inc.	15	79
IAC Inc. (a)	13	593
iHeartMedia, Inc. - Class A (a)	25	28
IHS Holding Limited (a)	5	17
John Wiley & Sons, Inc. - Class A	8	321
Liberty Broadband Corporation - Series C (a)	9	511
Liberty Latin America Ltd. - Class C (a)	33	315
Liberty Media Corporation - Series C (a)	5	362
Lions Gate Entertainment Corp. - Class A (a)	22	208
Match Group, Inc. (a)	14	420
Nexstar Media Group, Inc. - Class A	6	973
Pinterest, Inc. - Class A (a)	19	827
Roku Inc. - Class A (a)	6	359
Scholastic Corporation	5	193
Snap Inc. - Class A (a)	56	931
Sphere Entertainment Co. - Class A (a)	—	14
Take-Two Interactive Software, Inc. (a)	8	1,252
TEGNA Inc.	38	531
Telephone and Data Systems, Inc.	36	749
The Interpublic Group of Companies, Inc.	41	1,179
The New York Times Company - Class A	9	464
The Trade Desk, Inc. - Class A (a)	2	184
TripAdvisor, Inc. (a)	16	291
United States Cellular Corporation (a)	2	85
Yelp Inc. (a)	11	415
Ziff Davis, Inc. (a)	7	384
ZoomInfo Technologies Inc. - Class A (a)	18	229
		13,651
Utilities 2.3%
ALLETE, Inc.	8	483
Atmos Energy Corporation	5	635
Avista Corporation	12	431
Black Hills Corporation	11	574
Clearway Energy, Inc. - Class C	11	261
Essential Utilities, Inc.	20	735
Hawaiian Electric Industries, Inc.	38	340
IDACORP, Inc.	6	515
National Fuel Gas Company	10	567
New Jersey Resources Corporation	10	449
NorthWestern Corporation	7	350
OGE Energy Corp.	28	993
One Gas, Inc.	8	482
Ormat Technologies, Inc.	3	239
PNM Resources, Inc.	11	414
Portland General Electric Company	15	630
Southwest Gas Holdings, Inc.	10	686
Spire Inc.	8	509
		9,293
Total Common Stocks (cost $361,291)		402,534
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.21% (c) (f)	1,426	1,426
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (c) (f)	1,273	1,273
Total Short Term Investments (cost $2,699)		2,699
Total Investments 100.2% (cost $363,990)		405,233
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.2)%		(653)
Total Net Assets 100.0%		404,584

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,241	—	334	33	164	368	1,439	0.4
JNL Government Money Market Fund, 5.31% - Class SL	2,661	17,411	18,799	39	—	—	1,273	0.3
JNL Government Money Market Fund, 5.21% - Class I	366	24,249	23,189	32	—	—	1,426	0.3
	4,268	41,660	42,322	104	164	368	4,138	1.0

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	887	743	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	September 2024	412	1	—
S&P Midcap 400 Index	8	September 2024	2,362	3	5
				4	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	402,534	—	—	402,534
Short Term Investments	2,699	—	—	2,699
	405,233	—	—	405,233
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.8%
Information Technology 16.1%
Accenture Public Limited Company - Class A	18	5,513
Adobe Inc. (a)	2	1,192
Akamai Technologies, Inc. (a)	9	781
Amdocs Limited	12	910
Amkor Technology, Inc.	19	759
Amphenol Corporation - Class A	31	2,095
ANSYS, Inc. (a)	3	1,119
Apple Inc.	110	23,178
Applied Materials, Inc.	66	15,539
AppLovin Corporation - Class A (a)	7	612
Arista Networks, Inc. (a)	6	2,207
Arrow Electronics, Inc. (a)	12	1,495
Aspen Technology, Inc. (a)	1	242
Autodesk, Inc. (a)	7	1,751
Avnet, Inc.	16	840
Belden Inc.	5	455
Benchmark Electronics, Inc.	10	383
Broadcom Inc.	19	30,402
CDW Corp.	8	1,764
Cirrus Logic, Inc. (a)	7	884
Cisco Systems, Inc.	289	13,724
Coherent Corp. (a)	7	533
CommVault Systems, Inc. (a)	7	821
Corning Incorporated	120	4,661
Dell Technologies Inc. - Class C	10	1,386
Dolby Laboratories, Inc. - Class A	8	610
DXC Technology Company (a)	26	503
Entegris, Inc.	7	934
F5, Inc. (a)	6	1,081
Fair Isaac Corporation (a)	2	3,486
Flex Ltd. (a)	34	1,017
Fortinet, Inc. (a)	17	1,031
Gartner, Inc. (a)	6	2,715
Gen Digital Inc.	81	2,033
GoDaddy Inc. - Class A (a)	15	2,081
Guidewire Software, Inc. (a)	4	512
Hewlett Packard Enterprise Company	253	5,347
HP, Inc.	220	7,703
Insight Enterprises, Inc. (a)	6	1,268
Intel Corporation	382	11,827
International Business Machines Corporation	144	24,980
Intuit Inc.	7	4,625
Jabil Inc.	13	1,387
Juniper Networks, Inc.	82	2,992
KLA Corporation	8	6,289
Knowles Corporation (a)	15	253
Kyndryl Holdings, Inc. (a)	52	1,372
Lam Research Corporation	9	9,813
Manhattan Associates, Inc. (a)	2	528
Micron Technology, Inc.	29	3,758
MKS Instruments, Inc.	3	426
Monolithic Power Systems, Inc.	2	1,777
Motorola Solutions, Inc.	9	3,329
NetApp, Inc.	21	2,681
NetScout Systems, Inc. (a)	17	312
NVIDIA Corporation	250	30,909
Okta, Inc. - Class A (a)	7	676
Oracle Corporation	222	31,350
Osi Systems, Inc. (a)	3	397
Palo Alto Networks, Inc. (a)	15	5,049
Plexus Corp. (a)	4	381
PTC Inc. (a)	5	967
Pure Storage, Inc. - Class A (a)	14	899
Qorvo, Inc. (a)	3	362
Qualcomm Incorporated	106	21,044
Roper Technologies, Inc.	3	1,487
Salesforce, Inc.	24	6,241
Sanmina Corporation (a)	14	907
Seagate Technology Holdings Public Limited Company	30	3,105
ServiceNow, Inc. (a)	9	7,003
Super Micro Computer, Inc. (a)	7	5,832
Synaptics Incorporated (a)	4	308
Teradata Corporation (a)	13	463
Teradyne, Inc.	8	1,196
Texas Instruments Incorporated	39	7,538
TTM Technologies, Inc. (a)	19	367
Tyler Technologies, Inc. (a)	3	1,612
VeriSign, Inc. (a)	5	868
Vishay Intertechnology, Inc.	40	892
Vontier Corporation	15	568
Western Digital Corporation (a)	47	3,589
Xerox Holdings Corporation	40	465
		354,391
Financials 15.9%
Affiliated Managers Group, Inc.	9	1,328
AFLAC Incorporated	42	3,758
AGNC Investment Corp. (b)	85	809
Allstate Corporation, The	40	6,368
Ally Financial Inc.	61	2,406
American Express Company	13	3,103
American Financial Group, Inc.	2	204
American International Group, Inc.	127	9,464
Ameriprise Financial, Inc.	5	2,212
Annaly Capital Management, Inc.	6	115
AON Public Limited Company - Class A	15	4,465
Apollo Global Management, Inc.	18	2,158
Ares Management Corporation - Class A	11	1,473
Arthur J. Gallagher & Co.	6	1,628
Artisan Partners Asset Management Inc. - Class A	12	491
Assurant, Inc.	10	1,583
Bank of America Corporation	174	6,929
BankUnited, Inc.	18	516
Berkshire Hathaway Inc. - Class B (a)	89	36,031
Blackstone Inc. - Class A	35	4,332
Bread Financial Payments, Inc.	24	1,088
Brighthouse Financial, Inc. (a)	15	647
Brown & Brown, Inc.	25	2,234
Cadence Bank	8	220
Capital One Financial Corporation	59	8,132
Chimera Investment Corporation	21	267
Chubb Limited	10	2,669
Cincinnati Financial Corporation	4	460
Citigroup Inc.	415	26,351
Citizens Financial Group, Inc.	25	895
CME Group Inc. - Class A	21	4,216
CNO Financial Group, Inc.	22	616
Coinbase Global, Inc. - Class A (a)	7	1,654
Comerica Incorporated	14	722
Commerce Bancshares, Inc.	5	275
Corebridge Financial, Inc.	33	974
Corpay Inc (a)	3	770
Credit Acceptance Corporation (a)	1	268
Discover Financial Services	13	1,708
East West Bancorp, Inc.	6	456
Encore Capital Group, Inc. (a)	4	159
Equitable Holdings, Inc.	35	1,433
Erie Indemnity Company - Class A	3	1,013
Essent Group Ltd.	5	299
Evercore Inc. - Class A	8	1,737
FactSet Research Systems Inc.	2	698
Federated Hermes, Inc. - Class B	16	516
Fidelity National Financial, Inc. - Class A	7	335
Fidelity National Information Services, Inc.	14	1,078
Fifth Third Bancorp	18	648
First American Financial Corporation	7	367
First Citizens BancShares, Inc. - Class A	1	859
First Horizon Corporation	25	392
FirstCash, Inc.	4	440
Fiserv, Inc. (a)	15	2,249
Franklin Resources, Inc.	42	928
Genworth Financial, Inc. - Class A (a)	98	595
Goldman Sachs Group Inc, The	19	8,378
Hanover Insurance Group Inc, The	5	661
Hartford Financial Services Group, Inc. , The	8	796

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Houlihan Lokey, Inc. - Class A	9	1,261
Huntington Bancshares Incorporated	36	478
Independence Holdings, LLC	19	925
Interactive Brokers Group, Inc. - Class A	7	855
Intercontinental Exchange, Inc.	38	5,149
Invesco Ltd.	64	952
Jack Henry & Associates, Inc.	13	2,159
Jackson Financial Inc. - Class A (c)	22	1,633
Janus Henderson Group PLC	25	837
Jefferies Financial Group Inc.	15	725
JPMorgan Chase & Co.	73	14,856
KeyCorp	23	331
KKR & Co. Inc. - Class A	17	1,825
Ladder Capital Corp - Class A	21	238
Lincoln National Corporation	31	970
Loews Corporation	21	1,560
LPL Financial Holdings Inc.	8	2,208
M&T Bank Corporation	4	630
Markel Group Inc. (a)	—	504
MarketAxess Holdings Inc.	2	461
Marsh & Mclennan Companies, Inc.	22	4,627
MasterCard Incorporated - Class A	34	14,907
Mercury General Corporation	9	503
MetLife, Inc.	105	7,400
MFA Financial, Inc.	30	323
MGIC Investment Corporation	28	602
Moelis & Company - Class A	11	610
Moody's Corporation	1	600
Morningstar, Inc.	3	775
Mr. Cooper Group Inc. (a)	12	943
MSCI Inc. - Class A	2	902
Nasdaq, Inc.	3	158
Navient Corporation	18	255
Nelnet, Inc. - Class A	3	285
New York Community Bancorp, Inc. - Series A (b)	100	323
Northern Trust Corporation	5	408
Old National Bancorp	13	228
PennyMac Financial Services, Inc.	6	544
PennyMac Mortgage Investment Trust	20	278
Pinnacle Financial Partners, Inc.	4	292
Principal Financial Group, Inc.	5	394
PROG Holdings, Inc.	12	433
Prudential Financial, Inc.	48	5,634
Raymond James Financial, Inc.	5	572
Reinsurance Group of America, Incorporated	7	1,335
RITHM Capital Corp.	98	1,065
RLI Corp.	3	468
Robinhood Markets, Inc. - Class A (a)	27	620
S&P Global Inc.	3	1,540
SEI Investments Company	17	1,099
Selective Insurance Group, Inc.	4	372
SLM Corporation	62	1,286
Stewart Information Services Corporation	6	365
Stifel Financial Corp.	5	399
Synchrony Financial	140	6,583
Synovus Financial Corp.	6	238
T. Rowe Price Group, Inc.	20	2,360
The Bank of New York Mellon Corporation (c)	72	4,314
The Carlyle Group, Inc.	11	432
The Charles Schwab Corporation	52	3,859
The PNC Financial Services Group, Inc.	10	1,572
The Progressive Corporation	47	9,673
The Western Union Company	138	1,689
Tradeweb Markets Inc. - Class A	9	1,000
Travelers Companies, Inc. , The	27	5,461
Truist Financial Corporation	34	1,324
U.S. Bancorp	39	1,556
Unum Group	38	1,918
Virtu Financial, Inc. - Class A	33	742
Visa Inc. - Class A	64	16,811
W. R. Berkley Corporation	6	451
WAFD, Inc.	9	251
Webster Financial Corporation	7	317
Wells Fargo & Company	505	29,996
Western Alliance Bancorporation	5	324
White Mountains Insurance Group Ltd	—	454
Willis Towers Watson Public Limited Company	5	1,436
Wintrust Financial Corporation	3	296
Zions Bancorporation, National Association	11	461
Zurich American Corporation	8	460
		350,656
Health Care 14.8%
AbbVie Inc.	167	28,567
Agilent Technologies, Inc.	8	978
Align Technology, Inc. (a)	1	303
Amedisys, Inc. (a)	4	329
Amgen Inc.	83	25,876
Avantor, Inc. (a)	31	652
Baxter International Inc.	28	926
Becton, Dickinson and Company	12	2,732
Biogen Inc. (a)	12	2,672
BioMarin Pharmaceutical Inc. (a)	6	463
Boston Scientific Corporation (a)	38	2,930
Bristol-Myers Squibb Company	150	6,225
Bruker Corporation	6	393
Cardinal Health, Inc.	67	6,631
Catalent, Inc. (a)	8	458
Cencora, Inc.	15	3,310
Chemed Corporation	2	1,321
CVS Health Corporation	316	18,686
Danaher Corporation	17	4,344
DaVita Inc. (a)	24	3,391
Dentsply Sirona Inc.	29	714
Elanco Animal Health Incorporated (a)	24	351
Elevance Health, Inc.	4	1,924
Eli Lilly and Company	65	59,027
Encompass Health Corporation	22	1,893
Exelixis, Inc. (a)	32	709
GE HealthCare Technologies Inc.	9	735
Gilead Sciences, Inc.	250	17,179
Globus Medical, Inc. - Class A (a)	5	360
Haemonetics Corporation (a)	5	409
HCA Healthcare, Inc.	11	3,564
Henry Schein, Inc. (a)	11	682
Hologic, Inc. (a)	11	779
IDEXX Laboratories, Inc. (a)	2	954
Incyte Corporation (a)	7	437
Jazz Pharmaceuticals Public Limited Company (a)	2	225
Johnson & Johnson	172	25,117
Masimo Corporation (a)	4	447
McKesson Corporation	22	12,792
Merck & Co., Inc.	217	26,810
Mettler-Toledo International Inc. (a)	1	1,235
Molina Healthcare, Inc. (a)	2	446
Neurocrine Biosciences, Inc. (a)	8	1,106
Organon & Co.	80	1,650
Owens & Minor, Inc. (a)	23	311
Patterson Companies, Inc.	26	618
Pfizer Inc.	467	13,058
Premier Healthcare Solutions, Inc. - Class A	26	492
Quest Diagnostics Incorporated	11	1,495
Regeneron Pharmaceuticals, Inc. (a)	10	10,777
ResMed Inc.	9	1,781
Royalty Pharma PLC - Class A	19	492
Select Medical Holdings Corporation	17	595
Steris Public Limited Company	11	2,497
Teleflex Incorporated	4	830
Tenet Healthcare Corporation (a)	39	5,136
The Cigna Group	7	2,413
The Cooper Companies, Inc.	13	1,176
United Therapeutics Corporation (a)	9	2,977
Universal Health Services, Inc. - Class B	10	1,760
Vertex Pharmaceuticals Incorporated (a)	8	3,739
Viatris Inc.	271	2,880
Waters Corporation (a)	4	1,131
West Pharmaceutical Services, Inc.	2	768
Zoetis Inc. - Class A	8	1,322
		326,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Industrials 11.9%
3M Company	92	9,374
A. O. Smith Corporation	31	2,554
AAR Corp. (a)	8	608
ABM Industries Incorporated	17	868
Acuity Brands, Inc.	6	1,364
Advanced Drainage Systems, Inc.	5	789
AECOM	8	707
AGCO Corporation	6	539
Allison Systems, Inc.	21	1,625
American Woodmark Corporation (a)	3	262
APi Group Corp (a)	22	826
Apogee Enterprises, Inc.	5	301
Applied Industrial Technologies, Inc.	3	491
Arcbest Corporation	3	299
Arcosa, Inc.	8	661
Armstrong World Industries, Inc.	6	730
Automatic Data Processing, Inc.	11	2,525
Beacon Roofing Supply, Inc. (a)	3	273
Boise Cascade Company	10	1,194
Booz Allen Hamilton Holding Corporation - Class A	20	3,014
Brady Corporation - Class A	5	329
Broadridge Financial Solutions, Inc.	15	2,916
Builders FirstSource, Inc. (a)	5	624
BWXT Government Group, Inc.	21	1,989
C.H. Robinson Worldwide, Inc.	29	2,531
Caci International Inc. - Class A (a)	4	1,661
Carlisle Companies Incorporated	1	500
Carrier Global Corporation	40	2,501
Caterpillar Inc.	30	9,858
Cintas Corporation	5	3,315
Clean Harbors, Inc. (a)	2	495
Comfort Systems USA, Inc.	3	793
Copart, Inc. (a)	79	4,305
Core & Main, Inc. - Class A (a)	9	450
CoreCivic, Inc. (a)	30	390
Crane Company	2	339
CSG Systems International, Inc.	5	202
CSX Corporation	93	3,100
Cummins Inc.	10	2,793
Curtiss-Wright Corporation	6	1,638
DNOW Inc. (a)	28	379
Donaldson Company, Inc.	12	873
Dover Corporation	3	619
Dycom Industries, Inc. (a)	2	408
Eaton Corporation Public Limited Company	10	3,267
EMCOR Group, Inc.	2	827
Emerson Electric Co.	41	4,470
Encore Wire Corporation	4	1,254
Equifax Inc.	5	1,294
ESAB Corporation	3	251
Expeditors International of Washington, Inc. - Class A	19	2,417
Fastenal Company	33	2,093
Flowserve Corporation	6	271
Fluor Corporation (a)	8	335
Franklin Electric Co., Inc.	2	227
FTI Consulting, Inc. (a)	6	1,255
GATX Corporation	4	557
Generac Holdings Inc. (a)	8	1,003
General Dynamics Corporation	13	3,830
General Electric Company	128	20,301
Genpact Limited	38	1,225
GEO Group, Inc., The (a)	68	983
GMS Inc. (a)	7	523
Graco Inc.	10	763
Granite Construction Incorporated	11	673
HEICO Corporation	5	1,052
Hexcel Corporation	10	648
HNI Corporation	7	332
Howmet Aerospace Inc.	35	2,742
Hub Group, Inc. - Class A	15	665
Hubbell Incorporated	4	1,438
Huntington Ingalls Industries, Inc.	2	577
IDEX Corporation	8	1,675
Illinois Tool Works Inc.	10	2,422
Ingersoll Rand Inc.	19	1,733
Insperity, Inc.	3	257
ITT Inc.	11	1,398
J.B. Hunt Transport Services, Inc.	3	481
JELD-WEN Holding, Inc. (a)	21	281
KBR, Inc.	8	487
Kirby Corporation (a)	3	327
Knight-Swift Transportation Holdings Inc. - Class A	3	152
L3Harris Technologies, Inc.	21	4,764
Landstar System, Inc.	9	1,678
Leidos Holdings, Inc.	15	2,168
Lennox International Inc.	8	4,064
Lincoln Electric Holdings, Inc.	8	1,479
Lockheed Martin Corporation	28	12,846
Lyft, Inc. - Class A (a)	16	219
ManpowerGroup Inc.	11	787
Masco Corporation	21	1,367
Masterbrand, Inc. (a)	24	349
Matson Intermodal - Paragon, Inc.	7	892
Maximus, Inc.	10	867
MDU Resources Group, Inc.	37	923
Millerknoll, Inc.	16	422
Mine Safety Appliances Company, LLC	3	590
Moog Inc. - Class A	3	555
MSC Industrial Direct Co., Inc. - Class A	13	1,057
Mueller Industries, Inc.	20	1,125
Nordson Corporation	3	711
Northrop Grumman Corporation	13	5,459
Nvent Electric Public Limited Company	7	559
Old Dominion Freight Line, Inc.	3	472
Oshkosh Corporation	13	1,368
Otis Worldwide Corporation	20	1,933
Owens Corning	7	1,138
PACCAR Inc	13	1,385
Parker-Hannifin Corporation	3	1,686
Parsons Corporation (a)	8	621
Paychex, Inc.	9	1,024
Pentair Public Limited Company	18	1,348
Primoris Services Corporation	18	921
Quanta Services, Inc.	11	2,744
RBC Bearings Incorporated (a)	1	347
Republic Services, Inc.	14	2,683
Resideo Technologies, Inc. (a)	23	454
Robert Half Inc.	9	604
Rollins, Inc.	20	989
Rush Enterprises, Inc. - Class A	11	481
Ryder System, Inc.	8	991
Saia, Inc. (a)	1	622
Schneider National, Inc. - Class B	17	399
Science Applications International Corporation	4	489
Simpson Manufacturing Co., Inc.	3	504
SkyWest, Inc. (a)	12	1,001
Steelcase Inc. - Class A	26	332
Stericycle, Inc. (a)	12	684
Terex Corporation	20	1,114
Tetra Tech, Inc.	2	485
Textron Inc.	5	424
The Greenbrier Companies, Inc.	9	447
The Timken Company	10	800
Toro Company, The	18	1,647
TransDigm Group Incorporated	2	2,696
Trex Company, Inc. (a)	7	536
Trinet Group, Inc.	3	297
Trinity Industries, Inc.	15	463
Uber Technologies, Inc. (a)	52	3,771
UFP Industries, Inc.	10	1,121
U-Haul Holding Company - Series N	10	602
Unifirst Corporation	3	446
Union Pacific Corporation	51	11,527
United Airlines Holdings, Inc. (a)	6	282
United Parcel Service, Inc. - Class B	44	6,009
United Rentals, Inc.	2	1,111
Verisk Analytics, Inc.	14	3,703
W.W. Grainger, Inc.	4	3,841

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Waste Management, Inc.	26	5,489
Watsco, Inc.	9	3,946
Watts Water Technologies, Inc. - Class A	1	221
Werner Enterprises, Inc.	19	680
WESCO International, Inc.	9	1,421
Westinghouse Air Brake Technologies Corporation	5	723
Woodward, Inc.	3	486
XPO, Inc. (a)	5	542
Xylem Inc.	20	2,685
		262,114
Consumer Staples 11.6%
Albertsons Companies, Inc. - Class A	20	386
Altria Group, Inc.	284	12,950
Archer-Daniels-Midland Company	125	7,531
BJ's Wholesale Club Holdings, Inc. (a)	10	911
Boston Beer Company, Inc., The - Class A (a)	1	403
Brown-Forman Corporation - Class B	31	1,358
Bunge Limited	12	1,294
Cal-Maine Foods, Inc.	17	1,024
Campbell Soup Company	16	720
Casey's General Stores, Inc.	10	3,652
Central Garden & Pet Company - Class A (a)	10	330
Church & Dwight Co., Inc.	17	1,737
Coca-Cola Company, The	259	16,470
Coca-Cola Consolidated, Inc.	1	563
Colgate-Palmolive Company	81	7,855
Conagra Brands, Inc.	40	1,141
Constellation Brands, Inc. - Class A	6	1,661
Costco Wholesale Corporation	29	24,893
Dollar General Corporation	19	2,493
Dollar Tree, Inc. (a)	11	1,191
Edgewell Personal Care Colombia S A S	13	512
Flowers Foods, Inc.	37	820
General Mills, Inc.	46	2,896
Hormel Foods Corporation	19	568
Ingredion Incorporated	12	1,408
Kellanova	32	1,859
Keurig Dr Pepper Inc.	51	1,709
Kimberly-Clark Corporation	32	4,369
Kraft Foods Group, Inc.	113	3,649
Lamb Weston Holdings, Inc.	10	872
Lancaster Colony Corporation	4	778
McCormick & Company, Incorporated	18	1,298
Molson Coors Beverage Company - Class B	41	2,103
Mondelez International, Inc. - Class A	80	5,233
Monster Beverage 1990 Corporation (a)	36	1,815
Nomad Foods Limited	19	312
PepsiCo, Inc.	103	17,047
Philip Morris International Inc.	121	12,275
Post Holdings, Inc. (a)	10	1,036
PriceSmart, Inc.	6	500
Procter & Gamble Company, The	139	22,846
Seaboard Corporation	—	357
Spectrum Brands Holdings, Inc.	4	327
Sprouts Farmers Market, Inc. (a)	41	3,459
Sysco Corporation	27	1,958
Target Corporation	114	16,892
The Andersons, Inc.	6	290
The Clorox Company	17	2,328
The Hershey Company	8	1,449
The J. M. Smucker Company	10	1,084
The Kroger Co.	151	7,533
Treehouse Foods, Inc. (a)	15	551
Tyson Foods, Inc. - Class A	81	4,632
Universal Corporation	7	317
US Foods Holding Corp. (a)	30	1,600
Walgreens Boots Alliance, Inc.	361	4,363
Walmart Inc.	528	35,768
Weis Markets, Inc.	3	194
		255,570
Consumer Discretionary 11.0%
Abercrombie & Fitch Co. - Class A (a)	41	7,291
Academy Sports & Outdoors, Inc.	12	617
Acushnet Holdings Corp.	5	347
Adient Public Limited Company (a)	33	815
Adtalem Global Education Inc. (a)	12	839
Advance Auto Parts, Inc.	4	223
Amazon.com, Inc. (a)	120	23,195
American Eagle Outfitters, Inc.	92	1,827
Asbury Automotive Group, Inc. (a)	5	1,193
AutoNation, Inc. (a)	12	1,864
AutoZone, Inc. (a)	2	6,062
Bath & Body Works, Inc.	13	496
Best Buy Co., Inc.	66	5,538
Booking Holdings Inc.	3	12,867
BorgWarner Inc.	31	994
Bright Horizons Family Solutions, Inc. (a)	7	770
Brunswick Corporation	15	1,057
Burlington Stores, Inc. (a)	3	705
Capri Holdings Limited (a)	9	287
Carnival Corporation (a)	47	886
Carter's, Inc.	24	1,502
Chipotle Mexican Grill, Inc. (a)	76	4,777
Churchill Downs Incorporated	2	250
Coupang, Inc. - Class A (a)	45	947
Cracker Barrel Old Country Store, Inc. (b)	7	274
Dana Incorporated	36	436
Darden Restaurants, Inc.	6	965
Deckers Outdoor Corporation (a)	4	3,380
Dick's Sporting Goods, Inc.	12	2,487
Dillard's, Inc. - Class A (b)	1	630
Domino's Pizza, Inc.	9	4,610
DoorDash, Inc. - Class A (a)	14	1,549
Dorman Products, Inc. (a)	3	268
eBay Inc.	141	7,576
Floor & Decor Holdings, Inc. - Class A (a)	5	455
Foot Locker, Inc.	50	1,242
Ford Motor Company	657	8,233
Gap, Inc., The	90	2,150
General Motors Company	247	11,497
Gentex Corporation	47	1,578
Genuine Parts Company	2	281
Graham Holdings Co., Ltd. - Class B	—	288
Grand Canyon Education, Inc. (a)	6	854
Group 1 Automotive, Inc.	4	1,325
Guess ?, Inc.	13	260
H & R Block, Inc.	31	1,695
Hanesbrands Inc. (a)	140	691
Harley-Davidson, Inc.	13	450
Helen of Troy Limited (a)	5	423
Hilton Worldwide Holdings Inc.	6	1,374
Home Depot, Inc. , The	38	12,941
Hyatt Hotels Corporation - Class A	2	335
International Game Technology PLC	20	406
Jack in the Box Inc.	11	551
KB Home	8	539
Kohl's Corporation	59	1,360
Kontoor Brands, Inc.	13	882
Las Vegas Sands Corp.	11	493
Laureate Education, Inc. - Class A	27	396
La-Z-Boy Incorporated	11	404
Lear Corporation	8	960
Leggett & Platt, Incorporated	23	268
Lennar Corporation - Class A	7	981
Light & Wonder, Inc. (a)	4	441
Lithia Motors, Inc. - Class A	1	231
Lowe`s Companies, Inc.	33	7,234
M/I Homes, Inc. (a)	5	651
Macy's, Inc.	64	1,236
Marriott International, Inc. - Class A	12	2,909
McDonald's Corporation	42	10,666
Meritage Homes Corporation	7	1,159
Mohawk Industries, Inc. (a)	4	467
Murphy USA Inc.	8	3,679
Newell Brands Inc.	70	449
NIKE, Inc. - Class B	20	1,511
Nordstrom, Inc. (b)	35	742
NVR, Inc. (a)	—	2,026
Ollie's Bargain Outlet Holdings, Inc. (a)	4	415

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
O'Reilly Automotive, Inc. (a)	5	4,877
Penske Automotive Group, Inc.	5	760
Phinia Inc.	9	369
Pool Corporation	4	1,300
PulteGroup, Inc.	26	2,814
PVH Corp.	10	1,040
Ralph Lauren Corporation - Class A	4	733
Ross Stores, Inc.	8	1,221
Royal Caribbean Cruises Ltd. (a)	10	1,665
Sally Beauty Holdings, Inc. (a)	46	493
Service Corporation International	17	1,221
Signet Jewelers Limited	11	966
Skechers U.S.A., Inc. - Class A (a)	7	452
Sonic Automotive, Inc. - Class A	6	349
Starbucks Corporation	24	1,880
Steven Madden, Ltd.	15	632
Strategic Education, Inc.	4	412
Tapestry, Inc.	4	190
Taylor Morrison Home II Corporation - Class A (a)	24	1,329
Tempur Sealy International, Inc.	23	1,072
Texas Roadhouse, Inc. - Class A	6	1,105
The Buckle, Inc.	12	442
The Goodyear Tire & Rubber Company (a)	90	1,023
The ODP Corporation (a)	10	398
The Wendy's Company	59	1,004
Thor Industries, Inc.	15	1,359
TJX Companies, Inc., The	71	7,820
Toll Brothers, Inc.	15	1,695
TopBuild Corp. (a)	2	579
Tractor Supply Company	7	1,823
TRI Pointe Homes Holdings, Inc. (a)	31	1,167
Ulta Beauty, Inc. (a)	3	969
Urban Outfitters, Inc. (a)	27	1,128
V.F. Corporation	20	267
Vail Resorts, Inc.	6	1,015
Valvoline, Inc. (a)	14	619
Vista Outdoor Inc. (a)	14	513
Visteon Corporation (a)	4	458
Vitamin Oldco Holdings, Inc. (a) (d)	6	—
Whirlpool Corporation	10	1,038
Williams-Sonoma, Inc.	16	4,596
Winnebago Industries, Inc.	4	199
Worthington Industries, Inc.	8	392
Wyndham Hotels & Resorts, Inc.	7	520
Yum! Brands, Inc.	24	3,233
		241,789
Communication Services 7.4%
Alphabet Inc. - Class A	133	24,299
AT&T Inc.	1,294	24,728
Comcast Corporation - Class A	148	5,814
EchoStar Corporation - Class A (a)	18	322
Electronic Arts Inc.	18	2,569
Former Charter Communications Parent, Inc. - Class A (a)	20	5,910
Fox Corporation - Class A	56	1,936
Frontier Communications Parent, Inc. (a)	11	292
John Wiley & Sons, Inc. - Class A	11	446
Liberty Broadband Corporation - Series C (a)	8	447
Liberty Global Ltd. - Class C (a)	45	799
Liberty Latin America Ltd. - Class C (a)	44	424
Liberty Media Corporation - Series C (a)	27	607
Lumen Technologies Inc. (a) (b)	266	292
Meta Platforms, Inc. - Class A	90	45,482
Netflix, Inc. (a)	11	7,450
News Corporation - Class A	45	1,228
Nexstar Media Group, Inc. - Class A	5	855
Omnicom Group Inc.	20	1,807
Paramount Global - Class B	40	419
Pinterest, Inc. - Class A (a)	28	1,225
Scholastic Corporation	7	250
Snap Inc. - Class A (a)	48	797
Take-Two Interactive Software, Inc. (a)	10	1,505
TEGNA Inc.	62	860
Telephone and Data Systems, Inc.	31	645
The Interpublic Group of Companies, Inc.	44	1,268
The New York Times Company - Class A	20	1,006
T-Mobile US, Inc.	38	6,610
Verizon Communications Inc.	559	23,035
Yelp Inc. (a)	20	749
		164,076
Energy 5.5%
Antero Resources Corporation (a)	31	1,013
Archrock, Inc.	41	822
Baker Hughes Company - Class A	99	3,472
Chevron Corporation	116	18,186
Chord Energy Corporation	2	329
CNX Resources Corporation (a)	50	1,206
ConocoPhillips	53	6,109
Coterra Energy Inc.	19	517
CVR Energy, Inc.	16	429
Delek US Holdings, Inc.	28	705
Diamondback Energy, Inc.	5	919
DT Midstream, Inc.	5	319
EOG Resources, Inc.	15	1,853
Equitrans Midstream Corporation	46	596
Exxon Mobil Corporation	181	20,839
Halliburton Company	19	657
Helmerich & Payne, Inc.	19	702
HF Sinclair Corporation	17	917
Kinder Morgan, Inc.	88	1,752
Marathon Oil Corporation	71	2,047
Marathon Petroleum Corporation	87	15,068
Matador Resources Company	5	299
Murphy Oil Corporation	25	1,042
NOV Inc.	52	982
ONEOK, Inc.	15	1,212
Ovintiv Canada ULC	7	311
Patterson-UTI Energy, Inc.	30	311
PBF Energy Inc. - Class A	41	1,868
Peabody Energy Corporation	46	1,022
Permian Resources Corporation - Class A	44	712
Phillips 66	93	13,168
Range Resources Corporation	31	1,047
Schlumberger Limited	45	2,139
SM Energy Company	19	808
Southwestern Energy Company (a)	53	356
Targa Resources Corp.	17	2,193
TechnipFMC PLC	79	2,055
Valero Energy Corporation	79	12,371
Williams Companies, Inc., The	31	1,329
World Kinect Corporation	17	433
		122,115
Materials 3.3%
Alcoa Corporation	16	642
Amcor Pty Ltd	83	813
AptarGroup, Inc.	11	1,501
Arch Resources, Inc. - Class A	2	293
ATI Inc. (a)	16	870
Avery Dennison Corporation	11	2,356
Axalta Coating Systems Ltd. (a)	12	422
Ball Corporation	28	1,670
Berry Global Group, Inc.	20	1,194
Cabot Corporation	9	844
Carpenter Technology Corporation	14	1,579
Celanese Corporation - Class A	14	1,842
Commercial Metals Company	20	1,124
Corteva, Inc.	13	708
Crown Holdings, Inc.	15	1,096
Dow Inc.	18	964
DuPont de Nemours, Inc.	55	4,403
Eagle Materials Inc.	6	1,216
Eastman Chemical Company	14	1,358
Ecolab Inc.	7	1,552
Element Solutions Inc.	10	270
Freeport-McMoRan Inc.	37	1,791
Graphic Packaging Holding Company	66	1,730
Greif, Inc. - Class A	5	309
Huntsman Corporation	9	206
Innospec Inc.	2	284

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
International Flavors & Fragrances Inc.	7	627
International Paper Company	50	2,141
Kaiser Aluminum Corporation	5	419
Legacy Vulcan Corp.	3	843
Louisiana-Pacific Corporation (W VA)	14	1,167
LyondellBasell Industries N.V. - Class A	61	5,877
Martin Marietta Materials, Inc.	2	865
Mosaic Company, The	30	868
NewMarket Corporation	1	686
Newmont Corporation	55	2,307
Nucor Corporation	15	2,421
O-I Glass, Inc. (a)	50	562
Olin Corporation	25	1,193
Packaging Corporation of America	7	1,222
PPG Industries, Inc.	9	1,173
Reliance, Inc.	7	1,916
Royal Gold, Inc.	4	526
RPM International Inc.	19	2,062
Scotts Miracle-Gro Company, The	10	673
Sealed Air Corporation	38	1,315
Sensient Technologies Corporation	7	551
Silgan Holdings Inc.	20	834
Sonoco Products Company	14	709
Southern Copper Corporation	5	582
Steel Dynamics, Inc.	7	939
Stepan Company	3	216
Sylvamo Corporation	10	674
The Chemours Company	15	347
The Sherwin-Williams Company	11	3,365
Tronox Holdings PLC	14	222
United States Steel Corporation	37	1,409
Warrior Met Coal, Inc.	25	1,555
WestRock Company	49	2,447
		73,750
Real Estate 1.5%
American Homes 4 Rent - Class A	20	760
Americold Realty Trust, Inc.	28	717
Apple Hospitality REIT, Inc.	41	602
Boston Properties, Inc.	5	282
Camden Property Trust	9	964
COPT Defense Properties	19	472
Cubesmart, L.P.	16	722
DiamondRock Alpharetta Tenant, LLC	51	432
Digital Realty Trust, Inc.	8	1,268
DigitalBridge Group, Inc. - Class A	51	702
Douglas Emmett, Inc.	30	399
Equinix, Inc.	—	354
Equity Lifestyle Properties, Inc.	10	632
Extra Space Storage Inc.	8	1,189
First Industrial Realty Trust, Inc.	10	470
Gaming and Leisure Properties, Inc.	25	1,123
Healthcare Realty Trust Incorporated - Class A	30	500
Host Hotels & Resorts, Inc.	11	192
Hudson Pacific Properties, Inc.	47	227
Invitation Homes Inc.	35	1,264
Iron Mountain Incorporated	23	2,085
JBG Smith Properties	27	405
Jones Lang LaSalle Incorporated (a)	6	1,179
Lamar Advertising Company - Class A	11	1,346
LXP Industrial Trust	41	374
Park Hotels & Resorts Inc.	84	1,260
Phillips Edison & Company, Inc.	12	377
Public Storage Operating Company	2	508
Rayonier Inc.	18	530
RLJ III-EM Columbus Lessee, LLC	45	438
SBA Communications Corporation - Class A	2	341
Simon Property Group, Inc.	21	3,235
SITE Centers Corp.	27	389
SL Green Realty Corp.	21	1,208
Sun Communities, Inc.	9	1,051
Sunstone Hotel Investors, Inc.	31	322
The Macerich Company	55	845
UDR, Inc.	13	530
Uniti Group Inc.	57	167
Vornado Realty Trust	40	1,047
W.P. Carey Inc.	13	726
Welltower Inc.	15	1,602
Xenia Hotels & Resorts, Inc.	24	337
		33,573
Utilities 0.8%
Avista Corporation	15	535
Clearway Energy, Inc. - Class C	12	285
Constellation Energy Group, Inc.	8	1,633
Duke Energy Corporation	20	1,985
Evergy, Inc.	6	310
Exelon Corporation	57	1,959
National Fuel Gas Company	16	887
NRG Energy, Inc.	18	1,407
Ormat Technologies, Inc.	4	291
PNM Resources, Inc.	12	451
Public Service Enterprise Group Incorporated	13	931
Southwest Gas Holdings, Inc.	6	434
The AES Corporation	38	669
Vistra Corp.	65	5,624
		17,401
Total Common Stocks (cost $1,808,199)		2,202,415
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (e)	4,442	4,442
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (c) (e)	332	332
Total Short Term Investments (cost $4,774)		4,774
Total Investments 100.0% (cost $1,812,973)		2,207,189
Other Derivative Instruments (0.0)%		(21)
Other Assets and Liabilities, Net 0.0%		743
Total Net Assets 100.0%		2,207,911

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,434	—	357	34	164	392	1,633	0.1
JNL Government Money Market Fund, 5.21% - Class I	8,003	141,604	145,165	150	—	—	4,442	0.2
JNL Government Money Market Fund, 5.31% - Class SL	1,048	11,412	12,128	12	—	—	332	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	4,194	—	488	66	51	557	4,314	0.2
	14,679	153,016	158,138	262	215	949	10,721	0.5

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	19	September 2024	5,277	(25)	(31)
S&P Midcap 400 Index	6	September 2024	1,779	4	(4)
				(21)	(35)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,202,415	—	—	2,202,415
Short Term Investments	4,774	—	—	4,774
	2,207,189	—	—	2,207,189
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
	(35)	—	—	(35)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.3%
Information Technology 15.2%
Accenture Public Limited Company - Class A	2	488
Adobe Inc. (a)	1	500
Advanced Micro Devices, Inc. (a)	4	641
Amphenol Corporation - Class A	12	793
Analog Devices, Inc.	3	699
Apple Inc.	56	11,849
Applied Materials, Inc.	2	452
Arista Networks, Inc. (a)	—	106
ASML Holding N.V. - ADR	1	924
ASML Holding N.V.	2	2,269
Atlassian Corporation - Class A (a)	1	171
Autodesk, Inc. (a)	1	146
Bill Holdings, Inc. (a)	1	76
Broadcom Inc.	2	3,264
Cadence Design Systems, Inc. (a)	1	190
Cisco Systems, Inc.	5	234
Confluent, Inc. - Class A (a)	3	80
CrowdStrike Holdings, Inc. - Class A (a)	1	330
Datadog, Inc. - Class A (a)	1	133
Descartes Systems Group Inc., The (a)	—	47
Dynatrace, Inc. (a)	1	54
Entegris, Inc.	1	131
Fair Isaac Corporation (a)	—	106
First Solar, Inc. (a)	—	21
Fortinet, Inc. (a)	5	282
Gartner, Inc. (a)	—	22
Gen Digital Inc.	6	161
Hamamatsu Photonics K.K.	9	231
Intel Corporation	17	531
International Business Machines Corporation	1	145
Intuit Inc.	1	985
Keysight Technologies, Inc. (a)	6	841
KLA Corporation	—	380
Lam Research Corporation	1	1,024
Largan Precision Co., Ltd.	2	169
Lattice Semiconductor Corporation (a)	—	28
Microchip Technology Incorporated	1	75
Micron Technology, Inc.	7	904
Microsoft Corporation	36	16,279
MongoDB, Inc. - Class A (a)	1	204
Monolithic Power Systems, Inc.	1	576
Murata Manufacturing Co., Ltd.	18	374
Nomura Research Institute, Ltd.	14	383
NTT DATA Corporation	36	530
NVIDIA Corporation	120	14,846
NXP Semiconductors N.V.	5	1,298
OMRON Corporation	5	180
Oracle Corporation	2	315
Palo Alto Networks, Inc. (a)	—	80
Pure Storage, Inc. - Class A (a)	1	53
Qualcomm Incorporated	4	755
Renesas Electronics Corporation	22	413
Roper Technologies, Inc.	1	675
Salesforce, Inc.	3	649
Samsung Electronics Co., Ltd.	21	1,244
SAP SE	6	1,268
ServiceNow, Inc. (a)	2	1,551
Shopify Inc. - Class A (a)	7	438
Snowflake Inc. - Class A (a)	1	92
Synopsys, Inc. (a)	2	1,123
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	336
Taiwan Semiconductor Manufacturing Company Limited	88	2,616
TE Connectivity Ltd. (b)	8	1,254
Teledyne Technologies Incorporated (a)	—	106
Telefonaktiebolaget LM Ericsson - Class B	84	524
Teradyne, Inc.	1	89
Texas Instruments Incorporated	8	1,487
Tokyo Electron Limited	4	810
Western Digital Corporation (a)	1	83
Workday, Inc. - Class A (a)	—	34
Zebra Technologies Corporation - Class A (a)	—	114
		80,261
Financials 10.1%
Adyen N.V. (a) (b)	—	331
AIA Group Limited	79	531
Allstate Corporation, The	6	881
Ally Financial Inc.	2	75
American Express Company	6	1,300
American International Group, Inc.	3	227
ANZ Group Holdings Limited	22	422
Apollo Global Management, Inc.	1	66
Ares Management Corporation - Class A	1	108
AXA	41	1,337
AXIS Capital Holdings Limited	—	34
Bank of America Corporation	54	2,159
Banque Nationale Du Canada	11	862
Berkshire Hathaway Inc. - Class B (a)	9	3,549
BlackRock, Inc.	—	115
Blackstone Inc. - Class A	1	74
BNP Paribas	7	477
Bridgepoint Group PLC (b)	78	217
Brookfield Corporation - Class A	13	548
Cboe Global Markets, Inc.	1	116
Challenger Limited	36	170
Chubb Limited	5	1,370
Citigroup Inc.	16	1,016
CME Group Inc. - Class A	2	412
Corebridge Financial, Inc.	14	412
Corpay Inc (a)	2	429
CVC Capital Partners PLC (a)	16	301
DBS Group Holdings Ltd	19	511
Definity Financial Corporation	8	249
Discover Financial Services	1	85
DNB Bank ASA	53	1,032
East West Bancorp, Inc.	3	193
Equitable Holdings, Inc.	2	66
FactSet Research Systems Inc.	—	16
Fifth Third Bancorp	3	118
Fiserv, Inc. (a)	13	1,941
Global Payments Inc.	1	116
Goldman Sachs Group Inc, The	3	1,223
Hartford Financial Services Group, Inc. , The	2	226
HDFC Bank Limited	27	552
Huntington Bancshares Incorporated	15	194
ING Groep N.V.	75	1,277
Intercontinental Exchange, Inc.	1	162
Intesa Sanpaolo SPA	152	564
JPMorgan Chase & Co.	17	3,343
Julius Bar Gruppe AG - Class N	9	519
KeyCorp	13	190
KKR & Co. Inc. - Class A	1	143
LPL Financial Holdings Inc.	—	46
Macquarie Group Limited	4	481
Mandatum Holding Oy	16	73
Marsh & Mclennan Companies, Inc.	3	550
MasterCard Incorporated - Class A	5	2,326
Melrose Industries PLC	90	626
MetLife, Inc.	15	1,041
Mitsubishi HC Capital Inc.	41	275
Mitsubishi UFJ Financial Group Inc	74	797
Moody's Corporation	—	133
Morgan Stanley	5	515
MSCI Inc. - Class A	—	82
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,679
Popular, Inc.	—	27
RenaissanceRe Holdings Ltd	1	129
S&P Global Inc.	1	517
Sampo Oyj - Class A	16	705
Standard Chartered PLC	58	521
Storebrand ASA	56	577
Sumitomo Mitsui Trust Bank, Limited	13	297
Sun Life Financial Inc.	13	637
Svenska Handelsbanken AB - Class A	60	574

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation	2	125
The Charles Schwab Corporation	26	1,908
The PNC Financial Services Group, Inc.	1	203
The Progressive Corporation	2	388
Tokio Marine Holdings, Inc.	32	1,188
Tradeweb Markets Inc. - Class A	1	89
Travelers Companies, Inc. , The	4	743
Truist Financial Corporation	1	37
United Overseas Bank Limited	31	726
Visa Inc. - Class A	13	3,391
Voya Financial, Inc.	2	125
Wells Fargo & Company	14	834
Western Alliance Bancorporation	—	31
Zurich Insurance Group AG - Class N	2	900
		53,555
Health Care 8.1%
Abbott Laboratories	1	148
AbbVie Inc.	3	460
Alcon AG	5	431
Amgen Inc.	1	353
argenx SE - ADR (a)	1	364
Astellas Pharma Inc.	62	619
AstraZeneca PLC - ADR	41	3,228
Bayer Aktiengesellschaft - Class N	11	304
Becton, Dickinson and Company	1	210
Biogen Inc. (a)	—	96
Boston Scientific Corporation (a)	2	157
Bristol-Myers Squibb Company	6	233
Cardinal Health, Inc.	1	52
Cencora, Inc.	5	1,237
Charles River Laboratories International, Inc. (a)	—	12
Chugai Pharmaceutical Co., Ltd.	10	373
Danaher Corporation	6	1,563
DexCom, Inc. (a)	1	155
Edwards Lifesciences Corporation (a)	2	188
Elanco Animal Health Incorporated (a)	5	69
Elekta AB (publ) - Class B	39	243
Elevance Health, Inc.	5	2,803
Eli Lilly and Company	5	4,345
EssilorLuxottica	3	547
Evotec SE (a)	12	114
Fresenius SE & Co. KGaA (a)	15	444
GE HealthCare Technologies Inc.	4	290
Genmab A/S (a) (c)	1	272
Gilead Sciences, Inc.	1	62
GSK PLC - ADR	6	216
HCA Healthcare, Inc.	1	425
Hologic, Inc. (a)	5	347
Humana Inc.	1	372
Icon Public Limited Company (a)	—	76
IDEXX Laboratories, Inc. (a)	—	39
Intuitive Surgical, Inc. (a)	3	1,486
IQVIA Holdings Inc (a)	—	15
Johnson & Johnson	15	2,238
Koninklijke Philips N.V.	24	611
McKesson Corporation	—	171
Medtronic, Inc.	1	92
Merck & Co., Inc.	10	1,259
Mettler-Toledo International Inc. (a)	—	70
Moderna, Inc. (a)	—	19
Molina Healthcare, Inc. (a)	—	84
Novartis AG - Class N	13	1,400
Novo Nordisk A/S - ADR	1	163
Novo Nordisk A/S - Class B	12	1,762
Otsuka Holdings Co., Ltd.	6	240
Pfizer Inc.	3	74
Regeneron Pharmaceuticals, Inc. (a)	—	184
Repligen Corporation (a)	—	63
Revvity, Inc.	5	535
Sanofi - ADR	1	29
Sanofi	14	1,312
Shionogi & Co., Ltd.	6	219
Siemens Healthineers AG (b)	14	782
Stryker Corporation	2	689
Tenet Healthcare Corporation (a)	6	812
The Cigna Group	2	825
Thermo Fisher Scientific Inc.	3	1,919
UnitedHealth Group Incorporated	8	3,889
Vertex Pharmaceuticals Incorporated (a)	1	275
Viatris Inc.	8	89
Zimmer Biomet Holdings, Inc.	2	167
Zoetis Inc. - Class A	2	374
		42,694
Industrials 6.2%
ABB Ltd - Class N	22	1,240
AMETEK, Inc.	5	841
Ashtead Group Public Limited Company	5	350
Boeing Company, The (a)	3	532
Broadridge Financial Solutions, Inc.	—	48
Bunzl Public Limited Company	13	487
Canadian National Railway Company	1	74
Carrier Global Corporation	2	119
Caterpillar Inc.	—	101
Central Japan Railway Company	15	333
Cintas Corporation	—	261
Copart, Inc. (a)	2	99
CSX Corporation	39	1,299
Cummins Inc.	4	1,007
DCC Public Limited Company	6	424
Deere & Company	2	622
Dover Corporation	3	499
Element Fleet Management Corp.	47	863
Emerson Electric Co.	1	56
Equifax Inc.	—	61
ESAB Corporation	—	28
FedEx Corporation	2	670
Ferguson Holdings Limited	2	320
GE Vernova Inc. (a)	3	568
General Dynamics Corporation	3	757
General Electric Company	10	1,644
Honeywell International Inc.	4	831
Howmet Aerospace Inc.	1	97
Hubbell Incorporated	—	133
Huntington Ingalls Industries, Inc.	—	17
IDEX Corporation	2	453
Ingersoll Rand Inc.	1	101
J.B. Hunt Transport Services, Inc.	—	39
Johnson Controls International Public Limited Company	1	68
Kion Group AG	7	299
L3Harris Technologies, Inc.	4	855
Legrand	7	716
Lockheed Martin Corporation	—	38
Mitsubishi Corporation	22	435
Mitsubishi Electric Corporation	50	803
Norfolk Southern Corporation	3	608
Northrop Grumman Corporation	—	104
Old Dominion Freight Line, Inc.	5	850
Prysmian S.p.A.	15	954
Quanta Services, Inc.	—	35
Recruit Holdings Co., Ltd.	12	662
Republic Services, Inc.	2	475
Rockwell Automation, Inc.	4	988
RTX Corporation	1	109
Safran	4	839
Saia, Inc. (a)	—	84
Sandvik Aktiebolag	27	547
Schneider Electric SE	—	40
Siemens Aktiengesellschaft - Class N	15	2,877
SiteOne Landscape Supply, Inc. (a)	—	24
SMC Corporation	—	238
Southwest Airlines Co.	2	44
Stanley Black & Decker, Inc.	3	234
Sumitomo Corporation	29	737
TechnoPro Holdings, Inc.	18	304
Teleperformance SE	2	235
THK Co.Ltd.	11	204
Trane Technologies Public Limited Company	—	101
TransDigm Group Incorporated	—	414

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Uber Technologies, Inc. (a)	5	344
Union Pacific Corporation	3	782
United Airlines Holdings, Inc. (a)	1	33
Veralto Corporation	1	68
Verisk Analytics, Inc.	—	94
Vertiv Holdings Co - Class A	—	35
Waste Connections, Inc.	1	125
Waste Management, Inc.	—	64
Westinghouse Air Brake Technologies Corporation	6	1,022
Worley Limited	46	461
Xylem Inc.	—	14
Yellow Cake PLC (a)	3	19
		32,956
Consumer Discretionary 6.0%
Airbnb, Inc. - Class A (a)	1	131
Alibaba Group Holding Limited - ADR	2	137
Amadeus IT Holding, S.A. (b)	8	565
Amazon.com, Inc. (a)	48	9,304
Aptiv PLC (a)	—	23
Autoliv, Inc. - SWEDDR	5	553
AutoZone, Inc. (a)	—	726
Bath & Body Works, Inc.	1	22
Booking Holdings Inc.	—	1,323
Burlington Stores, Inc. (a)	—	74
Carvana Co. - Class A (a)	6	717
Chipotle Mexican Grill, Inc. (a)	17	1,090
Compagnie Financiere Richemont SA	3	518
Compass Group PLC	34	933
DENSO Corporation	39	615
Domino's Pizza, Inc.	—	114
DoorDash, Inc. - Class A (a)	2	205
Dowlais Group PLC	134	124
General Motors Company	1	39
Hilton Worldwide Holdings Inc.	2	530
Home Depot, Inc. , The	3	1,000
Honda Motor Co., Ltd.	21	222
InterContinental Hotels Group PLC	—	21
Kering	1	392
Kingfisher PLC	197	617
Kyoritsu Maintenance Co., Ltd.	1	15
Las Vegas Sands Corp.	2	104
Lowe`s Companies, Inc.	1	200
Lululemon Athletica Inc. (a)	—	125
Magna International Inc.	10	422
Marriott International, Inc. - Class A	1	185
McDonald's Corporation	4	1,138
Moncler S.p.A.	8	499
Next PLC	6	648
NIKE, Inc. - Class B	2	182
Norwegian Cruise Line Holdings Ltd. (a)	13	241
NVR, Inc. (a)	—	182
O'Reilly Automotive, Inc. (a)	—	139
Panasonic Holdings Corporation	51	418
Persimmon Public Limited Company	23	382
Rivian Automotive, Inc. - Class A (a) (c)	2	33
Ross Stores, Inc.	4	529
Royal Caribbean Cruises Ltd. (a)	1	136
Samsonite International S.A. (b)	85	252
Service Corporation International	2	109
Sony Group Corporation	10	870
Stanley Electric Co., Ltd.	11	204
Starbucks Corporation	1	41
Suzuki Motor Corporation	39	449
Tesla Inc. (a)	10	1,975
TJX Companies, Inc., The	4	493
Toyota Motor Corporation	60	1,232
Tractor Supply Company	1	192
Ulta Beauty, Inc. (a)	—	39
Wingstop Inc.	—	74
Wynn Resorts, Limited	1	65
Yum! Brands, Inc.	—	66
		31,634
Communication Services 4.7%
Alphabet Inc. - Class A	13	2,454
Alphabet Inc. - Class C	38	6,998
BT Group PLC (c)	309	549
Cellnex Telecom, S.A. (b)	—	16
Comcast Corporation - Class A	20	767
CyberAgent, Inc.	43	266
KT Corporation	14	392
LY Corporation	84	204
Meta Platforms, Inc. - Class A	13	6,379
NAVER Corporation	3	328
Netflix, Inc. (a)	3	2,045
Nippon Telegraph and Telephone Corporation	1,004	948
Sea Limited - Class A - ADR (a)	3	196
Tencent Holdings Limited	4	185
T-Mobile US, Inc.	12	2,120
Verizon Communications Inc.	2	70
Walt Disney Company, The	2	166
WPP 2012 Limited	65	595
		24,678
Consumer Staples 3.9%
Altria Group, Inc.	1	31
Barry Callebaut AG - Class N	—	213
Coca-Cola Company, The	26	1,672
Colgate-Palmolive Company	15	1,497
Constellation Brands, Inc. - Class A	1	133
Costco Wholesale Corporation	1	637
Diageo PLC	19	608
Dollar General Corporation	4	494
Dollar Tree, Inc. (a)	4	480
Heineken N.V.	7	716
Kenvue Inc.	111	2,010
Keurig Dr Pepper Inc.	13	440
Kimberly-Clark Corporation	—	41
Kirin Holdings Company, Limited	17	220
Kraft Foods Group, Inc.	1	33
L'Oreal	2	774
Mondelez International, Inc. - Class A	10	632
Monster Beverage 1990 Corporation (a)	1	57
Nestle S.A. - Class N	22	2,245
PepsiCo, Inc.	2	409
Philip Morris International Inc.	4	373
Procter & Gamble Company, The	13	2,081
Puig Brands S.A. (a)	9	254
Seven & I Holdings Co., Ltd.	51	626
Sysco Corporation	—	36
Target Corporation	1	130
Tyson Foods, Inc. - Class A	—	28
Unilever PLC	32	1,744
Walmart Inc.	24	1,636
Welcia Holdings Co., Ltd.	7	91
Wilmar International Limited	189	431
		20,772
Materials 3.8%
Adriatic Metals PLC - CHESS (a)	14	38
Agnico Eagle Mines Limited	1	95
Agnico Eagle Mines Limited	3	164
Akzo Nobel N.V.	6	394
Alamos Gold Inc - Class A	7	107
Alamos Gold Inc - Class A	3	51
Alcoa Corporation	—	12
Aluminium Bahrain B.S.C	9	27
Aluminum Corporation of China Limited - Class H	26	18
Amcor Pty Ltd - CHESS	17	163
Anglo American Platinum	1	38
Anglo American PLC	10	318
AngloGold Ashanti PLC	1	22
AngloGold Ashanti PLC	3	66
Antofagasta PLC	27	718
ArcelorMittal	2	54
ARE Holdings, Inc.	—	5
Asahi Kasei Corporation	39	251
Aya Gold & Silver Inc. (a)	4	36
Ball Corporation	2	141
Barrick Gold Corporation	6	92
BASF SE - Class N	9	419

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bellevue Gold Limited (a)	29	35
BHP Group Limited	38	1,084
BHP Group Limited	19	546
BlueScope Steel Limited	1	16
Boliden AB	1	39
Capricorn Metals Limited (a)	17	54
Centamin PLC	23	35
CF Industries Holdings, Inc.	2	149
Champion Iron Limited (c)	2	8
Champion Iron Limited	8	34
China Hongqiao Group Limited (c)	12	19
China Molybdenum Co., Ltd - Class H	21	19
China Steel Corporation	27	19
Cleveland-Cliffs Inc. (a)	1	20
Commercial Metals Company	1	30
Covestro AG (a) (b)	8	447
Emerald Resources NL (a)	35	84
ERO Copper Corp. (a) (c)	7	142
Filo Corp. (a) (c)	2	34
First Quantum Minerals Ltd	4	48
Foran Mining Corporation (a)	10	27
Fortescue Ltd	2	27
Franco-Nevada Corporation	3	309
Franco-Nevada Corporation	3	338
Freeport-McMoRan Inc.	23	1,102
G Mining Ventures Corp. (a) (c)	24	41
Glencore PLC	45	254
Gold Fields Limited	5	67
Grupo Mexico, S.A.B. de C.V. - Class B	16	86
H.B. Fuller Company	—	36
Harmony Gold Mining Company	4	34
Hindalco Industries Limited	3	23
Hoa Phat Group Joint Stock Company	156	173
Huntsman Corporation	2	35
IGO Limited	51	192
Impala Platinum Holdings Limited	15	76
Industrias Penoles, S.A.B. de C.V. (a)	2	31
International Flavors & Fragrances Inc.	1	52
International Paper Company	18	786
Ivanhoe Electric Inc. (a)	5	47
Ivanhoe Mines Ltd - Class A (a) (c)	10	125
JFE Holdings, Inc.	2	27
Johnson Matthey PLC	15	306
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	40	—
JSW Steel Limited	2	25
Karora Resources Inc. (a) (c)	2	9
Kinross Gold Corporation	5	43
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	908
Legacy Vulcan Corp.	1	160
LG Chem, Ltd.	—	24
Linde Public Limited Company	4	1,775
LOTTE Chemical Corporation	—	17
Louisiana-Pacific Corporation (W VA)	1	53
Lundin Gold Inc. (b)	4	52
Martin Marietta Materials, Inc.	1	377
Mosaic Company, The	14	403
MP Materials Corp. - Class A (a)	2	30
New Gold Inc (a)	6	11
Newmont Corporation - CHESS	2	93
Newmont Corporation	3	138
NGEx Minerals Ltd. (a) (c)	5	28
Nippon Steel Corporation	5	117
Norsk Hydro ASA	5	32
Northam Platinum Limited	10	67
Northern Star Resources Ltd	14	119
Nucor Corporation	2	313
Nutrien Ltd.	2	114
Osisko Gold Royalties Ltd (c)	5	74
Osisko Mining Inc. (a)	27	56
Packaging Corporation of America	1	134
Pilbara Minerals Limited (c)	149	298
POSCO Holdings Inc.	—	22
Predictive Discovery Limited (a)	131	15
Pt. Amman Mineral Internasional (a)	36	24
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	—	—
Red 5 Limited (a)	104	25
Reliance, Inc.	1	202
Rio Tinto Limited	—	23
Rio Tinto PLC	3	224
Royal Gold, Inc.	—	61
RPM International Inc.	1	60
Shin-Etsu Chemical Co., Ltd.	2	94
Sibanye Stillwater	33	35
Skeena Resources Limited (a) (c)	6	30
Snowline Gold Corp. (a) (c)	4	17
South32 Limited	138	335
Southern Copper Corporation	2	266
Steel Dynamics, Inc.	3	378
Stora Enso Oyj - Class R	28	375
Tata Steel Limited	31	65
Teck Resources Limited - Class B	4	191
The Sherwin-Williams Company	2	491
Umicore (c)	13	198
Vale S.A. - ADR	12	133
Warrior Met Coal, Inc.	1	37
Wesdome Gold Mines Ltd (a)	10	81
West Fraser Timber Co. Ltd. (c)	1	67
West Fraser Timber Co. Ltd.	1	55
Wheaton Precious Metals Corp.	5	260
Wheaton Precious Metals Corp.	6	326
Zijin Mining Group Co., Ltd. - Class H	30	63
		19,908
Energy 3.6%
Baker Hughes Company - Class A	2	79
BP P.L.C. - ADR	4	157
Cameco Corporation	2	114
Canadian Natural Resources Limited	5	171
Chesapeake Energy Corporation	1	86
Chevron Corporation	8	1,181
ConocoPhillips	18	2,065
Devon Energy Corporation	2	79
Diamondback Energy, Inc.	4	732
Enbridge Inc.	4	155
EOG Resources, Inc.	3	335
EQT Corporation	26	978
Equinor ASA	42	1,205
Expro Group Holdings N.V. (a)	2	39
Exxon Mobil Corporation	19	2,243
Galp Energia, SGPS, S.A.	4	82
Halliburton Company	36	1,205
Hess Corporation	2	265
Kinder Morgan, Inc.	16	317
Kosmos Energy Ltd. (a)	8	47
Marathon Petroleum Corporation	2	368
NAC Kazatomprom JSC - GDR (b)	2	66
New Atlas Holdco Inc. (c)	2	31
Noble Corporation PLC	1	47
OMV Aktiengesellschaft	1	50
Permian Resources Corporation - Class A	3	43
Phillips 66	1	102
Range Resources Corporation	29	985
Schlumberger Limited	33	1,546
Seadrill Limited (a)	1	38
Shell PLC - Class A	7	244
Shell PLC - Class A - ADR	13	964
Southwestern Energy Company (a)	10	65
Suncor Energy Inc.	3	128
Suncor Energy Inc.	1	35
Targa Resources Corp.	2	210
TechnipFMC PLC	4	95
Tenaris S.A. - ADR	1	34
TotalEnergies SE	25	1,658
Valero Energy Corporation	1	190
Weatherford International Public Limited Company (a)	—	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Williams Companies, Inc., The	10	439
		18,903
Real Estate 2.5%
Acadia Realty Trust	8	139
Alexandria Real Estate Equities, Inc.	1	65
American Homes 4 Rent - Class A	8	285
American Tower Corporation	3	560
Apple Hospitality REIT, Inc.	6	84
AvalonBay Communities, Inc.	2	402
Big Yellow Group PLC	3	41
Boardwalk Real Estate Investment Trust	1	41
Camden Property Trust	1	115
Canadian Apartment Properties Real Estate Investment Trust	1	31
Capitaland Group Pte. Ltd.	45	65
CBRE Group, Inc. - Class A (a)	1	66
Colliers International Group Inc.	—	33
Comforia Residential REIT, Inc	—	44
CoStar Group, Inc. (a)	—	33
Crown Castle Inc.	1	93
Cubesmart, L.P.	5	211
Derwent London PLC	1	30
Digital Core REIT Management Pte. Ltd. (b)	30	17
Douglas Emmett, Inc.	3	46
EastGroup Properties, Inc.	1	130
Equinix, Inc.	1	816
Equity Lifestyle Properties, Inc.	9	587
Equity Residential	4	300
Essex Property Trust, Inc.	2	432
Extra Space Storage Inc.	1	101
Federal Realty Investment Trust	—	19
Gaming and Leisure Properties, Inc.	3	125
Gecina	1	49
Goodman Funding Pty Ltd	7	158
Great Portland Estates plc	48	204
Healthcare Realty Trust Incorporated - Class A	2	40
Host Hotels & Resorts, Inc.	3	47
Invincible Investment Corporation	—	71
Japan Metropolitan Fund Investment Corporation	—	19
Kerry Properties Limited	11	20
Kilroy Realty Corporation	3	82
Kimco Realty OP, LLC	5	88
LEG Immobilien SE	1	92
Mapletree Industrial Trust	25	39
Mitsubishi Estate Co., Ltd.	7	113
Mitsui Fudosan Co., Ltd.	101	927
Mitsui Fudosan Logistics Park Inc.	—	38
Nexus Select Trust	17	29
Pebblebrook Hotel Trust	3	36
ProLogis Inc.	9	1,066
Public Storage Operating Company	4	1,235
Rayonier Inc.	2	53
Regency Centers Corporation	5	329
Rexford Industrial Realty, Inc.	8	360
SBA Communications Corporation - Class A	1	133
Scentre Group Limited	287	599
SEGRO Public Limited Company	10	108
Shurgard Self Storage Limited	2	60
Simon Property Group, Inc.	3	436
SL Green Realty Corp.	—	26
StorageVault Canada Inc. (c)	8	28
Sun Communities, Inc.	2	217
Sun Hung Kai Properties Limited	9	82
Terreno Realty Corporation	3	196
The Unite Group PLC	3	34
Ventas, Inc.	5	231
Warehouses De Pauw	2	59
Welltower Inc.	5	555
Weyerhaeuser Company	21	587
WHA Corporation Public Company Limited	161	21
Wharf Real Estate Investment Company Limited	15	40
		13,418
Utilities 1.2%
Ameren Corporation	9	665
Atmos Energy Corporation	3	338
Beijing Enterprises Holdings Limited	22	76
CenterPoint Energy, Inc.	5	140
Constellation Energy Group, Inc.	5	914
Dominion Energy, Inc.	3	144
Electric Power Development Co., Ltd. - Class D	22	338
Engie	69	986
Exelon Corporation	1	28
FirstEnergy Corp.	3	107
National Grid PLC	68	762
NextEra Energy, Inc.	10	684
NiSource Inc.	3	92
PG&E Corporation	15	268
PPL Corporation	1	19
The Southern Company	3	204
Vistra Corp.	1	55
XCEL Energy Inc.	13	670
		6,490
Total Common Stocks (cost $267,792)		345,269
GOVERNMENT AND AGENCY OBLIGATIONS 18.0%
Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	127	118
3.00%, 11/01/34 - 09/01/52	935	810
1.50%, 02/01/36	188	162
2.00%, 08/01/36 - 05/01/52	3,136	2,491
2.50%, 04/01/37 - 05/01/52	2,445	2,022
4.00%, 06/01/37 - 02/01/50	329	306
5.00%, 12/01/41 - 10/01/52	333	327
5.50%, 05/01/44 - 02/01/54	378	374
4.50%, 05/01/50	25	24
6.50%, 01/01/54	37	38
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	4,651	3,867
3.00%, 11/01/33 - 07/01/50	3,513	3,113
3.50%, 12/01/33 - 01/01/52	2,446	2,220
2.00%, 05/01/36 - 04/01/52	7,519	6,059
1.50%, 05/01/37 - 01/01/42	749	630
4.00%, 06/01/37 - 09/01/52	1,621	1,505
5.00%, 06/01/40 - 10/01/53	652	638
4.50%, 04/01/41 - 07/01/53	1,750	1,667
6.00%, 07/01/41 - 06/01/54	1,425	1,439
5.50%, 05/01/44 - 02/01/54	1,101	1,091
6.50%, 11/01/53 - 01/01/54	352	360
TBA, 3.50%, 07/15/54 (e)	360	319
TBA, 5.00%, 07/15/54 (e)	595	575
TBA, 5.50%, 07/15/54 (e)	50	49
TBA, 6.00%, 07/15/54 (e)	270	271
TBA, 6.50%, 07/15/54 (e)	405	412
Government National Mortgage Association
1.50%, 05/20/37	142	121
3.50%, 08/20/42 - 01/20/49	1,159	1,058
3.00%, 05/15/43 - 06/20/52	1,653	1,445
4.50%, 07/20/45 - 04/20/53	653	628
4.00%, 09/20/45 - 10/20/52	980	912
5.50%, 03/20/48 - 03/20/49	125	126
5.00%, 05/20/48 - 08/20/52	266	262
2.50%, 08/20/50 - 01/20/52	2,318	1,949
2.00%, 01/20/51 - 03/20/52	2,132	1,728
TBA, 2.50%, 07/15/54 (e)	240	202
TBA, 5.00%, 07/15/54 (e)	180	175
TBA, 5.50%, 07/15/54 (e)	230	228
TBA, 6.50%, 07/15/54 (e)	200	203
		39,924
U.S. Treasury Note 5.2%
Treasury, United States Department of
3.88%, 04/30/25 - 08/15/33	730	716
0.25%, 08/31/25	100	95
0.75%, 08/31/26	2,400	2,207
1.88%, 02/28/27	3,175	2,962
2.75%, 07/31/27	1,375	1,306
4.13%, 09/30/27 - 10/31/27	4,605	4,553
3.63%, 05/31/28	3,825	3,716
4.00%, 06/30/28 - 02/15/34	4,360	4,282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
4.38%, 11/30/28	650	650
4.25%, 02/28/29	2,755	2,743
4.50%, 05/31/29	3,120	3,141
0.63%, 05/15/30	700	566
1.25%, 08/15/31	760	617
		27,554
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,341
1.13%, 05/15/40	790	486
1.88%, 02/15/41 - 02/15/51	2,195	1,377
1.75%, 08/15/41	615	406
3.13%, 11/15/41	485	399
3.88%, 02/15/43 - 05/15/43	1,525	1,376
4.75%, 11/15/43 - 11/15/53	1,070	1,100
3.00%, 11/15/44	350	273
3.00%, 08/15/48 (f)	4,675	3,547
2.00%, 02/15/50 - 08/15/51	2,360	1,424
1.38%, 08/15/50	380	194
2.38%, 05/15/51	125	82
4.00%, 11/15/52	585	533
3.63%, 02/15/53 - 05/15/53	2,470	2,102
4.25%, 02/15/54	375	357
4.63%, 05/15/54	90	91
		16,088
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
0.38%, 07/15/25 (g)	17	16
0.13%, 10/15/25 - 01/15/30 (g)	1,223	1,160
0.63%, 01/15/26 - 07/15/32 (g)	122	118
0.50%, 01/15/28 (g)	64	60
1.75%, 01/15/28 - 01/15/34 (g)	432	421
0.75%, 07/15/28 - 02/15/45 (g)	316	255
2.38%, 10/15/28 (g)	817	828
0.88%, 01/15/29 (g)	31	29
2.50%, 01/15/29 (g)	117	119
2.13%, 04/15/29 - 02/15/54 (g)	235	233
3.88%, 04/15/29 (g)	172	185
0.25%, 07/15/29 (g)	74	68
1.13%, 01/15/33 (g)	21	19
1.38%, 02/15/44 (g)	74	63
1.50%, 02/15/53 (g)	10	8
		3,582
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	268
Bay Area Toll Authority
6.91%, 10/01/50	235	276
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	228
California, State of
7.55%, 04/01/39	240	285
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	232
Chicago Transit Authority
6.90%, 12/01/40	281	311
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	134
3.09%, 11/01/40	260	206
Fulton, County of
5.15%, 07/01/39	325	320
Municipal Electric Authority of Georgia
6.66%, 04/01/57	328	358
Oregon Department of Transportation
1.76%, 11/15/32	190	150
Texas A&M University
3.33%, 05/15/39	250	205
Trustees of the California State University
2.80%, 11/01/41	350	253
		3,226
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	712
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,018
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	479
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	399
		2,608
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	164
3.50%, 02/12/34	360	293
Government of the Province of Manitoba
4.30%, 07/27/33	155	150
Government of the Republic of Panama
3.30%, 01/19/33	350	274
The Province of Alberta, Government of
4.50%, 01/24/34	330	322
The Province of British Columbia, Government of
4.20%, 07/06/33	303	289
		1,492
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2023-R04
Series 2023-1M1-R04, REMIC, 7.64%, (SOFR 30-Day Average + 2.30%), 05/26/43 (h)	234	241
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (h)	75	75
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 6.19%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	106	106
Series 2024-A1-HQA1, REMIC, 6.59%, (SOFR 30-Day Average + 1.25%), 03/25/44 (h)	274	275
Series 2024-A1-DNA2, REMIC, 6.59%, (SOFR 30-Day Average + 1.25%), 05/25/44 (h)	113	114
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	91
		902
Total Government And Agency Obligations (cost $104,510)		95,376
CORPORATE BONDS AND NOTES 12.0%
Financials 3.9%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	321
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	350	353
6.15%, 09/30/30	150	155
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	206
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	240	243
American Express Company
6.49%, 10/30/31	335	357
American Honda Finance Corporation
5.65%, 11/15/28	200	205
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	442	481
Avolon Holdings Funding Limited
5.75%, 03/01/29 (i)	305	303
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	155
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	178
Bank of America Corporation
2.65%, 03/11/32	250	211
2.68%, 06/19/41	340	237
4.33%, 03/15/50	175	146
Banque Nationale Du Canada
5.60%, 12/18/28	385	389
Barclays PLC
2.85%, 05/07/26 (j)	250	243
2.28%, 11/24/27 (j)	200	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
BlackRock Funding, Inc.
4.70%, 03/14/29	95	95
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	237
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	243
Capital One Financial Corporation
3.65%, 05/11/27	240	229
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	385
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	86
Citigroup Inc.
6.17%, 05/25/34	135	137
CNO Global Funding
2.65%, 01/06/29 (i)	445	389
Corebridge Financial, Inc.
4.40%, 04/05/52	415	325
Credit Acceptance Corporation
9.25%, 12/15/28 (i)	250	264
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	220
Danske Bank A/S
5.71%, 03/01/30 (i)	200	200
Discover Bank
2.70%, 02/06/30	250	214
Encore Capital Group, Inc.
9.25%, 04/01/29 (i) (j)	245	255
Fifth Third Bancorp
6.34%, 07/27/29	55	56
FirstCash, Inc.
6.88%, 03/01/32 (i)	249	249
Fiserv, Inc.
3.20%, 07/01/26	110	106
5.45%, 03/15/34	245	244
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	211
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	291
Goldman Sachs Group Inc, The
3.85%, 01/26/27	550	531
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	176
7.40%, 11/13/34	200	217
ING Groep N.V.
6.11%, 09/11/34 (j)	200	205
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	176
John Deere Capital Corporation
4.50%, 01/08/27	395	391
JPMorgan Chase & Co.
3.63%, 12/01/27	300	287
5.30%, 07/24/29	355	356
2.96%, 05/13/31	110	96
Lloyds Banking Group PLC
5.46%, 01/05/28 (j)	200	200
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	330
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	391
Moody's Corporation
2.00%, 08/19/31	310	252
Morgan Stanley
3.13%, 07/27/26	275	263
5.66%, 04/18/30	330	335
3.22%, 04/22/42	300	225
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	344
Nationwide Building Society
1.50%, 10/13/26 (i)	380	350
OneMain Finance Corporation
7.88%, 03/15/30	240	247
Osaic Holdings, Inc.
10.75%, 08/01/27 (c) (i)	545	561
PACCAR Financial Corp.
5.20%, 11/09/26	350	352
5.00%, 05/13/27	170	171
Panther Escrow Issuer LLC
7.13%, 06/01/31 (i)	245	248
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (i)	243	251
PRA Group, Inc.
8.38%, 02/01/28 (i)	245	245
RGA Global Funding
5.45%, 05/24/29 (i)	190	190
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	175
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	185
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	335
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	197
2.61%, 01/12/28 (i)	200	185
State Street Corporation
5.16%, 05/18/34	205	203
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	200
Teachers Insurance And Annuity Association of America
4.27%, 05/15/47 (i)	400	319
The Bank of New York Mellon Corporation
6.47%, 10/25/34	225	243
Toronto-Dominion Bank, The
4.99%, 04/05/29 (j)	330	327
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	348
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	368
VistaJet Group Holding SA
9.50%, 06/01/28 (c) (i)	250	220
Wells Fargo & Company
2.39%, 06/02/28	155	143
6.30%, 10/23/29	210	218
3.07%, 04/30/41	535	392
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	225
Willis North America Inc.
4.50%, 09/15/28	195	190
		20,667
Energy 1.4%
Apa Infrastructure Limited
4.25%, 07/15/27 (i)	225	219
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	230	235
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	97
Canadian Natural Resources Limited
2.95%, 07/15/30	170	149
Civitas Resources, Inc.
8.75%, 07/01/31 (i)	340	364
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	245	237
CVR Energy, Inc.
8.50%, 01/15/29 (i)	270	271
Enbridge Inc.
4.25%, 12/01/26	275	268
6.20%, 11/15/30	40	42
5.63%, 04/05/34	90	90
8.25%, 01/15/84 (j)	415	430
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (i)	300	313
Energy Transfer LP
6.50%, (100, 08/15/26) (k)	265	262
6.75%, (100, 05/15/25) (k)	40	40
5.25%, 04/15/29	120	119
3.75%, 05/15/30	75	69
6.55%, 12/01/33	100	106
8.00%, 05/15/54	267	279
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
4.60%, 01/11/27	510	505
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	130	132
Hess Corporation
4.30%, 04/01/27	150	146
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (i)	125	127
Kinetik Holdings LP
6.63%, 12/15/28 (i)	235	239
Matador Resources Company
6.50%, 04/15/32 (i)	247	247
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	238	243
PBF Holding Company LLC
7.88%, 09/15/30 (i)	235	240
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	240	247
Pioneer Natural Resources Company
1.13%, 01/15/26	115	108
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	53
Sunoco LP
7.00%, 05/01/29 (i)	245	251
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (i)	220	221
TotalEnergies Capital International
2.99%, 06/29/41	265	192
Weatherford International Ltd.
8.63%, 04/30/30 (i)	236	245
Williams Partners L.P.
5.10%, 09/15/45	175	158
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	456
		7,455
Health Care 1.3%
AbbVie Inc.
3.20%, 05/14/26	300	290
4.70%, 05/14/45	100	90
4.25%, 11/21/49	195	162
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	231
Banner Health
1.90%, 01/01/31	70	58
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	205
Becton, Dickinson and Company
3.70%, 06/06/27	180	173
2.82%, 05/20/30	140	124
Biogen Inc.
2.25%, 05/01/30	320	272
Bristol-Myers Squibb Company
5.10%, 02/22/31	40	40
CommonSpirit Health
2.76%, 10/01/24	105	104
2.78%, 10/01/30	75	65
Community Health Systems, Inc.
8.00%, 12/15/27 (i)	375	372
Concentra Escrow Issuer Corporation
6.88%, 07/15/32 (i)	105	106
CVS Health Corporation
5.05%, 03/25/48	475	409
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (c) (i)	125	129
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	119
Heartland Dental, LLC
10.50%, 04/30/28 (i)	389	413
Herbalife International, Inc.
12.25%, 04/15/29 (i)	194	193
Humana Inc.
2.15%, 02/03/32	120	96
5.95%, 03/15/34	165	169
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	203
IQVIA Inc.
6.25%, 02/01/29	90	93
6.50%, 05/15/30 (i)	250	254
Medline Borrower, LP
6.25%, 04/01/29 (i)	155	157
Northwell Health, Inc.
3.98%, 11/01/46	175	136
Perrigo Finance Unlimited Company
4.90%, 06/15/30 (l) (m)	315	290
Providence St. Joseph Health
3.93%, 10/01/48	550	426
Revvity, Inc.
1.90%, 09/15/28	210	184
Solventum Corporation
5.40%, 03/01/29 (i)	200	199
Stanford Health Care
3.80%, 11/15/48	150	119
Tenet Healthcare Corporation
6.25%, 02/01/27	230	230
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	110
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	188
2.90%, 05/15/50	270	175
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	268
		6,852
Consumer Discretionary 1.3%
Adient Global Holdings Ltd
8.25%, 04/15/31 (i)	190	198
Amazon.com, Inc.
3.88%, 08/22/37	225	198
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	236
AutoZone, Inc.
5.05%, 07/15/26	315	314
Carnival Corporation
6.00%, 05/01/29 (i)	230	227
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (i)	225	244
Carvana Co.
12.00%, 12/01/28 (i) (n)	30	32
13.00%, 06/01/30 (i) (n)	44	49
14.00%, 06/01/31 (i) (n)	53	60
Clarios Global LP
8.50%, 05/15/27 (i)	235	236
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	143	148
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	244
Expedia Group, Inc.
5.00%, 02/15/26	73	72
Hasbro, Inc.
3.00%, 11/19/24 (m)	155	153
Hyundai Capital America
1.65%, 09/17/26 (i)	245	225
6.50%, 01/16/29 (i)	70	73
5.35%, 03/19/29 (i)	30	30
LGI Homes, Inc.
8.75%, 12/15/28 (i)	240	250
Life Time, Inc.
5.75%, 01/15/26 (i)	174	173
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (i)	310	308
Marriott International, Inc.
4.65%, 12/01/28	305	298
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	169
Mohawk Industries, Inc.
5.85%, 09/18/28	160	163
NCL Corporation Ltd.
8.38%, 02/01/28 (i)	230	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	143
Six Flags Operations Inc.
7.25%, 05/15/31 (i)	465	473
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	403
TJX Companies, Inc., The
1.60%, 05/15/31	155	125
Volkswagen Group of America, Inc.
6.45%, 11/16/30 (i)	400	420
Warnermedia Holdings, Inc.
5.05%, 03/15/42	335	272
White Cap Parent, LLC
8.25%, 03/15/26 (i) (n)	310	310
		6,547
Communication Services 0.7%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	220
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	235
3.50%, 06/01/41	230	176
CCO Holdings, LLC
4.50%, 05/01/32	432	348
Charter Communications Operating, LLC
6.15%, 11/10/26	215	217
6.10%, 06/01/29	75	75
Comcast Corporation
2.65%, 02/01/30	70	62
3.90%, 03/01/38	200	170
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	175
Dish Network Corporation
11.75%, 11/15/27 (i)	222	218
Level 3 Financing, Inc.
10.50%, 04/15/29 (i)	235	234
Omnicom Group Inc.
3.65%, 11/01/24	100	99
Outfront Media Capital Corporation
7.38%, 02/15/31 (i)	290	303
Rogers Communications Inc.
4.50%, 03/15/42	315	267
Telesat Canada
6.50%, 10/15/27 (i)	194	62
T-Mobile USA, Inc.
5.75%, 01/15/34	220	226
Verizon Communications Inc.
2.65%, 11/20/40	135	93
4.00%, 03/22/50	150	117
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	186
Weibo Corporation
3.50%, 07/05/24	355	355
		3,872
Utilities 0.7%
Ameren Corporation
5.70%, 12/01/26	215	217
American Electric Power Company, Inc.
5.20%, 01/15/29	310	308
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	47
3.70%, 01/15/39 (i)	50	40
CMS Energy Corporation
3.00%, 05/15/26	100	96
Duke Energy Corporation
4.85%, 01/05/27	320	317
Duke Energy Progress, LLC
3.70%, 10/15/46	100	74
Enel Finance International N.V.
1.88%, 07/12/28 (i) (l)	200	176
Eversource Energy
3.30%, 01/15/28	100	93
Exelon Corporation
5.15%, 03/15/29	70	70
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	248
Georgia Power Company
5.00%, 02/23/27	160	159
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (l)	155	155
NiSource Finance Corp.
3.95%, 03/30/48	150	112
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	234	256
Pacific Gas And Electric Company
2.10%, 08/01/27	135	122
Southern California Edison Company
5.15%, 06/01/29	335	335
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	225	240
The Southern Company
5.70%, 03/15/34	165	168
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	472	476
		3,709
Industrials 0.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	245	250
American Airlines, Inc.
5.75%, 04/20/29 (i)	245	239
Bombardier Inc.
7.25%, 07/01/31 (i)	240	246
Canadian National Railway Company
5.85%, 11/01/33	215	227
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	97
2.88%, 11/15/29	210	188
3.50%, 05/01/50	180	130
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	226
Cummins Inc.
4.90%, 02/20/29	40	40
GATX Corporation
6.90%, 05/01/34	220	239
Ingersoll Rand Inc.
5.18%, 06/15/29	405	405
Lockheed Martin Corporation
3.55%, 01/15/26	125	122
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (i)	105	106
Owens Corning
5.70%, 06/15/34	115	116
Republic Services, Inc.
3.38%, 11/15/27	100	95
TransDigm Inc.
6.75%, 08/15/28 (i)	240	243
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (i)	235	234
Waste Connections, Inc.
2.20%, 01/15/32	145	118
Waste Management, Inc.
4.88%, 02/15/34	250	245
		3,566
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	199
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	279
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (c) (i)	245	242
B.A.T Capital Corporation
5.83%, 02/20/31	65	66
4.39%, 08/15/37	295	249
Coty Inc.
6.63%, 07/15/30 (i)	242	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Mondelez International, Inc.
4.75%, 02/20/29	365	360
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	249
RELX Capital Inc.
3.00%, 05/22/30	95	85
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (i)	125	127
7.75%, 03/15/31 (i)	85	89
Sabre GLBL Inc.
11.25%, 12/15/27 (i)	255	248
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	450	444
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	121
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	240	247
		3,270
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	264
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	260	242
CBRE Services, Inc.
5.50%, 04/01/29	65	65
Crown Castle Inc.
2.25%, 01/15/31	185	152
2.10%, 04/01/31	255	207
Essex Portfolio, L.P.
3.38%, 04/15/26	525	506
Healthpeak OP, LLC
2.13%, 12/01/28	85	75
Kimco Realty OP, LLC
3.30%, 02/01/25	150	148
ProLogis, L.P.
4.00%, 09/15/28	410	394
Public Storage Operating Company
1.95%, 11/09/28	125	110
Realty Income Corporation
2.20%, 06/15/28	75	67
Regency Centers, L.P.
3.60%, 02/01/27	100	96
Simon Property Group, L.P.
2.65%, 02/01/32	350	292
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	161
W.P. Carey Inc.
3.85%, 07/15/29	150	140
		2,919
Information Technology 0.5%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	105
2.20%, 09/15/31	90	74
Atlassian Corporation
5.25%, 05/15/29	70	70
Cloud Software Group, Inc.
8.25%, 06/30/32 (i)	250	255
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	204
McAfee Corp.
7.38%, 02/15/30 (i)	250	231
Microchip Technology Incorporated
5.05%, 03/15/29	95	94
Microsoft Corporation
2.92%, 03/17/52	100	68
Motorola Solutions, Inc.
5.00%, 04/15/29	95	94
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	20	22
NXP B.V.
3.15%, 05/01/27	35	33
Open Text Corporation
6.90%, 12/01/27 (i)	240	248
Roper Technologies, Inc.
3.80%, 12/15/26	375	362
Salesforce, Inc.
2.70%, 07/15/41	350	245
Seagate HDD Cayman
8.25%, 12/15/29	65	70
8.50%, 07/15/31	45	48
ViaSat, Inc.
6.50%, 07/15/28 (c) (i)	250	191
VMware LLC
1.40%, 08/15/26	320	294
		2,733
Materials 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	185
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	270
ERO Copper Corp.
6.50%, 02/15/30 (c) (i)	255	247
First Quantum Minerals Ltd
6.88%, 10/15/27 (i)	245	239
Legacy Vulcan Corp.
4.50%, 06/15/47	100	83
LYB International Finance II B.V.
3.50%, 03/02/27	325	311
Nucor Corporation
3.95%, 05/01/28	233	223
		1,572
Total Corporate Bonds And Notes (cost $66,325)		63,162
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	305	272
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	88	73
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	88	74
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	26	22
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (l)	169	165
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-2A, 3.55%, 09/20/24	83	82
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	92	80
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.42%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	224	225
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	46
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	280
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.67%, (1 Month Term SOFR + 1.34%), 02/15/39 (h)	355	350
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	55	57
BMO 2024-C9 Mortgage Trust
Series 2024-A5-C9, REMIC, 5.76%, 07/15/34	375	386
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	24	24
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	164
BX Trust 2021-LGCY
Series 2021-C-LGCY, 6.45%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	288
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	125
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	95
Series 2023-B-3, 5.47%, 02/15/29	80	79

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	183
Carvana Auto Receivables Trust 2024-N1
Series 2024-A3-N1, 5.60%, 03/10/26	25	25
Series 2024-B-N1, 5.63%, 01/11/27	30	30
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 05/17/52	155	103
Chase Home Lending Mortgage Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 3.50%, 05/25/38 (h)	299	269
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (h)	100	95
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	9	8
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 03/12/47	63	61
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	322
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	365	338
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	82	77
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	78	78
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	14	13
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (h)	73	65
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	55	44
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 6.74%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	251
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	287	287
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 07/15/38 (h)	118	118
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	160
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	282
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	65
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	119
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (h)	71	59
Invesco US CLO 2023-1 Ltd
Series 2023-AR-1A, 6.86%, (3 Month Term SOFR + 1.57%), 04/22/37 (h)	250	251
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 7.05%, (1 Month Term SOFR + 1.48%), 10/17/33 (h)	250	239
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	83
Jamestown CLO Ltd
Series 2020-A1R-15A, 6.72%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	395
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 6.91%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	99
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	106	100
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 6.54%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	302	299
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.06%, (3 Month Term SOFR + 1.73%), 10/18/33 (h)	250	251
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	191
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2023-A2-NQM1, REMIC, 7.53%, 09/25/68 (l)	92	93
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	71	56
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM2
Series 2024-A1-NQM2, REMIC, 6.39%, 05/25/28 (l)	97	98
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	19	19
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	51	50
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 6.20%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	42	42
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	183	165
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	185	152
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 7.44%, (1 Month Term SOFR + 2.11%), 12/15/38 (h)	204	192
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	15	13
Series 2019-2A2-EXP3, REMIC, 6.56%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	8	8
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	54	46
Series 2020-2A2-EXP1, REMIC, 6.41%, (1 Month Term SOFR + 1.06%), 01/26/60 (h)	13	13
OBX 2023-NQM9 Trust
Series 2023-A2-NQM9, REMIC, 7.51%, 10/25/63 (l)	88	89
OBX 2024-NQM7 Trust
Series 2024-A1-NQM7, REMIC, 6.24%, 04/25/28 (h)	226	227
OBX 2024-NQM9 Trust
Series 2024-A1-NQM9, REMIC, 6.03%, 06/25/28 (l)	215	215
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	45	45
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1R2-3A, 6.97%, (3 Month Term SOFR + 1.65%), 11/17/36 (h)	320	323
Palmer Square CLO Ltd
Series 2021-A-2A, 6.74%, (3 Month Term SOFR + 1.41%), 07/17/34 (h)	255	255
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	100	100
Progress Residential 2024-SFR4 Trust
Series 2024-A-SFR4, REMIC, 3.10%, 07/19/29	100	90
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.19%, 11/25/36 (h)	228	189
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	185	161
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	115	116
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	261
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	25	25
Series 2024-A4-A, 5.24%, 07/20/26	25	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-A-DSNY, REMIC, 6.69%, (1 Month Term SOFR + 1.45%), 05/18/26 (h)	150	149
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	190	193
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	167	145
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 05/15/28 (h)	155	143
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.89%, (1 Month Term SOFR + 1.56%), 08/15/25 (h)	24	24
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	47	44
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	158	140
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	104	100
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	27	24
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	91
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	70	67
Towd Point Mortgage Trust 2024-1
Series 2024-A1-1, REMIC, 4.37%, 07/25/39 (h)	274	275
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	185	186
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	91	91
Verus Securitization Trust 2019-4
Series 2019-A1-4, REMIC, 3.64%, 10/25/59 (l)	142	138
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (l)	47	45
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	174
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	41	36
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (l)	103	102
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (l)	170	170
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,153)		13,517
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Industrials 0.2%
Advisor Group, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 08/16/28 (h)	57	57
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/17/28 (h)	60	60
Magnite Inc
2024 Term Loan B, 9.60%, (6 Month Term SOFR + 4.50%), 01/31/31 (h)	33	33
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 01/31/31 (h)	174	174
2024 Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 01/31/31 (h)	33	33
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (h)	179	183
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (h)	285	286
		826
Information Technology 0.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (h)	250	252
Cloud Software Group, Inc.
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 03/19/31 (h) (o)	110	110
LSF9 Atlantis Holdings, LLC
2024 Term Loan B, 11.83%, (1 Month Term SOFR + 6.50%), 03/29/29 (h)	150	151
UKG Inc.
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (h)	250	251
		764
Consumer Discretionary 0.1%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.10%, (3 Month Term SOFR + 2.75%), 01/24/31 (h)	310	310
Journey Personal Care Corp.
2021 Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 12/31/24 (h)	272	270
		580
Health Care 0.1%
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.79%, (3 Month Term SOFR + 4.50%), 04/02/31 (h)	115	115
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (h)	245	245
		360
Utilities 0.1%
GIP III Stetson I, L.P
2023 Term Loan B, 9.68%, (SOFR + 3.50%), 10/05/28 (h)	207	208
2023 Term Loan B, 0.00%, (SOFR + 3.50%), 10/31/28 (h) (o)	40	40
		248
Real Estate 0.0%
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (h)	240	239
Consumer Staples 0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.40%, (SOFR + 6.00%), 01/25/30 (h)	294	235
Communication Services 0.0%
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 01/15/26 (h)	60	60
Total Senior Floating Rate Instruments (cost $3,329)		3,312
PREFERRED STOCKS 0.3%
Health Care 0.2%
Roche Holding AG	4	1,233
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	400
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (a)	6	126
Total Preferred Stocks (cost $2,021)		1,759
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	17
Total Investment Companies (cost $21)		17
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 5.21% (p) (q)	2,368	2,368
T. Rowe Price Government Reserve Fund, 5.31% (p) (q)	4,504	4,504
		6,872

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.31% (p) (q)	1,404	1,404
Total Short Term Investments (cost $8,276)		8,276
Total Investments 100.4% (cost $466,427)		530,688
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.4)%		(2,233)
Total Net Assets 100.0%		528,449

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $2,431.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $27,510 and 5.2% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	615	24,716	22,963	34	—	—	2,368	0.4
JNL Government Money Market Fund, 5.31% - Class SL	1,658	13,223	13,477	55	—	—	1,404	0.3
T. Rowe Price Government Reserve Fund, 5.31%	4,592	31,790	31,878	171	—	—	4,504	0.9
	6,865	69,729	68,318	260	—	—	8,276	1.6

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	440	331	0.1
Amadeus IT Holding, S.A.	03/24/20	472	565	0.1
Bridgepoint Group PLC	07/21/21	294	217	—
Cellnex Telecom, S.A.	03/31/23	20	16	—
Covestro AG	12/10/20	389	447	0.1
Digital Core REIT Management Pte. Ltd.	02/09/24	19	17	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/T. Rowe Price Balanced Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Lundin Gold Inc.	08/08/23	44	52	—
NAC Kazatomprom JSC	12/09/22	53	66	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/27/20	41	—	—
Public Joint Stock Company Polyus	06/10/20	27	—	—
Samsonite International S.A.	08/06/19	152	252	0.1
Siemens Healthineers AG	01/29/19	635	782	0.2
TE Connectivity Ltd.	10/31/22	1,100	1,254	0.2
		3,751	3,999	0.8

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	57	October 2024	6,033	(6)	42
United States Ultra Bond	2	September 2024	248	—	2
				(6)	44

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(1,000)	20	—	(2)

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/02/24	HKD	(26)	(3)	—
USD/HKD	SSB	07/03/24	HKD	(26)	(3)	—
USD/ZAR	SSB	07/03/24	ZAR	(136)	(8)	—
ZAR/USD	SSB	07/01/24	ZAR	205	11	—
ZAR/USD	SSB	07/02/24	ZAR	194	11	—
ZAR/USD	SSB	07/03/24	ZAR	68	4	—
					12	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	255,071	90,198	—	345,269
Government And Agency Obligations	—	95,376	—	95,376
Corporate Bonds And Notes	—	63,162	—	63,162
Non-U.S. Government Agency Asset-Backed Securities	—	13,517	—	13,517
Senior Floating Rate Instruments	—	3,312	—	3,312
Preferred Stocks	126	1,633	—	1,759
Investment Companies	17	—	—	17
Short Term Investments	8,276	—	—	8,276
	263,490	267,198	—	530,688
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	44	—	—	44
Open Forward Foreign Currency Contracts	—	—	—	—
	44	—	—	44
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	(2)	—	(2)
Open Forward Foreign Currency Contracts	—	—	—	—
	—	(2)	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 63.7%
Information Technology 19.8%
Advanced Micro Devices, Inc. (a)	315	51,064
Apple Inc. (b) (c)	1,195	251,747
Aurora Innovations Inc. - Class A (a)	25,266	69,987
Autodesk, Inc. (a)	203	50,331
Broadcom Inc.	83	133,901
Intuit Inc.	438	288,005
Microsoft Corporation	1,726	771,356
NVIDIA Corporation	2,964	366,181
PTC Inc. (a)	1,230	223,533
Roper Technologies, Inc. (b) (c)	452	255,000
Salesforce, Inc.	823	211,542
Teledyne Technologies Incorporated (a) (c)	351	136,281
		2,808,928
Health Care 14.1%
AbbVie Inc. (c)	721	123,664
argenx SE - ADR (a)	107	45,928
Avantor, Inc. (a)	4,355	92,332
Becton, Dickinson and Company (b)	1,158	270,545
Biogen Inc. (a)	442	102,377
Danaher Corporation (b) (c)	1,187	296,519
Eli Lilly and Company	145	131,280
GE HealthCare Technologies Inc. (b) (c)	1,207	94,025
Humana Inc.	134	50,256
McKesson Corporation (c)	59	34,642
Revvity, Inc.	2,644	277,261
Thermo Fisher Scientific Inc. (c)	200	110,544
UnitedHealth Group Incorporated (c)	718	365,854
		1,995,227
Industrials 7.6%
AMETEK, Inc.	233	38,774
Boeing Company, The (a)	281	51,075
Fortive Corporation (b)	3,455	256,014
Ingersoll Rand Inc. (c)	981	89,083
Northrop Grumman Corporation (c)	61	26,462
Republic Services, Inc. (c)	133	25,814
RTX Corporation (c)	1,255	126,000
Veralto Corporation (b) (c)	1,999	190,833
Waste Connections, Inc. (c)	1,597	280,136
		1,084,191
Utilities 5.2%
Ameren Corporation	2,058	146,313
CenterPoint Energy, Inc.	5,877	182,074
CMS Energy Corporation	455	27,073
DTE Energy Company	932	103,452
Essential Utilities, Inc.	2,025	75,586
Exelon Corporation	4,154	143,780
NiSource Inc.	2,049	59,035
WEC Energy Group Inc.	17	1,323
		738,636
Financials 4.8%
Arthur J. Gallagher & Co. (c)	105	27,202
CME Group Inc. - Class A (c)	85	16,618
Intercontinental Exchange, Inc. (c)	1,253	171,553
KKR & Co. Inc. - Class A (c)	696	73,223
Marsh & Mclennan Companies, Inc. (c)	600	126,375
MasterCard Incorporated - Class A (c)	318	140,159
Visa Inc. - Class A (c)	455	119,475
		674,605
Consumer Discretionary 4.1%
Amazon.com, Inc. (a)	1,980	382,678
Hilton Worldwide Holdings Inc. (c)	329	71,750
McDonald's Corporation (c)	156	39,781
Yum! Brands, Inc. (b) (c)	700	92,669
		586,878
Communication Services 3.8%
Alphabet Inc. - Class A (c)	2,101	382,760
Meta Platforms, Inc. - Class A	323	162,934
		545,694
Energy 2.4%
Canadian Natural Resources Limited	6,806	242,298
Chesapeake Energy Corporation	1,118	91,864
		334,162
Materials 1.9%
Linde Public Limited Company (b) (c)	390	171,252
Martin Marietta Materials, Inc.	177	96,007
		267,259
Total Common Stocks (cost $7,407,764)		9,035,580
GOVERNMENT AND AGENCY OBLIGATIONS 10.9%
U.S. Treasury Note 10.9%
Treasury, United States Department of
3.88%, 08/15/33	258,902	249,113
4.50%, 11/15/33	509,265	514,040
4.00%, 02/15/34	514,369	499,421
4.38%, 05/15/34	284,917	285,006
Total Government And Agency Obligations (cost $1,542,017)		1,547,580
CORPORATE BONDS AND NOTES 10.7%
Financials 3.3%
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	3,540	3,315
6.75%, 10/15/27 - 04/15/28 (d)	59,879	59,670
5.88%, 11/01/29 (d)	5,161	4,833
7.00%, 01/15/31 (d)	38,515	38,955
AmWINS Group, Inc.
6.38%, 02/15/29 (d)	762	765
4.88%, 06/30/29 (d)	3,794	3,532
AssuredPartners, Inc.
7.50%, 02/15/32 (d)	3,827	3,836
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	14,442	13,469
HUB International Limited
5.63%, 12/01/29 (d)	7,868	7,439
7.25%, 06/15/30 (d)	132,266	135,534
7.38%, 01/31/32 (d)	76,776	77,887
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,447
3.63%, 09/01/28 (d)	2,410	2,272
MSCI Inc.
4.00%, 11/15/29 (d)	15,726	14,610
3.63%, 09/01/30 - 11/01/31 (d)	30,638	27,230
3.88%, 02/15/31 (d)	12,768	11,502
3.25%, 08/15/33 (d)	12,662	10,446
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	18,492	18,703
Ryan Specialty, LLC
4.38%, 02/01/30 (d)	3,073	2,854
U S I, Inc.
7.50%, 01/15/32 (d)	30,789	31,298
		469,597
Consumer Discretionary 2.9%
Clarios Global LP
6.75%, 05/15/25 (d)	3,161	3,163
6.25%, 05/15/26 (d)	6,037	6,033
8.50%, 05/15/27 (d)	18,995	19,111
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (d)	7,556	7,530
5.75%, 05/01/28 (d)	17,093	16,993
5.88%, 04/01/29 (d)	9,160	9,166
3.75%, 05/01/29 (d)	16,894	15,485
4.88%, 01/15/30	15,098	14,491
4.00%, 05/01/31 (d)	23,390	20,933
3.63%, 02/15/32 (d)	19,088	16,528
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	5,013	4,923
KFC Holding Co.
4.75%, 06/01/27 (d)	33,740	32,902
Life Time, Inc.
5.75%, 01/15/26 (d)	14,391	14,329
Magnum Management Corporation
5.38%, 04/15/27	24,148	23,925
6.50%, 10/01/28	12,855	12,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.25%, 07/15/29 (e)	18,174	17,406
Marriott International, Inc.
3.13%, 06/15/26	968	929
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	12,920	12,945
Service Corporation International
4.63%, 12/15/27	1,245	1,206
3.38%, 08/15/30	5,988	5,220
Six Flags Operations Inc.
5.50%, 04/15/27 (d)	30,309	29,985
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (d)	10,158	10,180
SkyMiles IP Ltd.
4.75%, 10/20/28 (d)	13,529	13,187
Vail Resorts, Inc.
6.50%, 05/15/32 (d)	7,644	7,736
Yum! Brands, Inc.
4.75%, 01/15/30 (d)	10,271	9,779
3.63%, 03/15/31	14,549	12,845
4.63%, 01/31/32	24,731	22,766
5.38%, 04/01/32	29,015	27,891
6.88%, 11/15/37	5,461	5,947
5.35%, 11/01/43	13,292	12,602
		409,017
Health Care 1.3%
Avantor, Inc.
4.63%, 07/15/28 (d)	33,187	31,578
3.88%, 11/01/29 (d)	23,012	20,878
Becton, Dickinson and Company
3.70%, 06/06/27	4,774	4,592
Biogen Inc.
5.20%, 09/15/45	5,773	5,243
3.15%, 05/01/50	21,131	13,642
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	9,426	8,905
3.75%, 03/15/29 (d)	11,086	10,133
4.00%, 03/15/31 (d)	9,565	8,556
GE HealthCare Technologies Inc.
5.65%, 11/15/27	3,465	3,513
Heartland Dental, LLC
10.50%, 04/30/28 (d)	11,438	12,143
Hologic, Inc.
3.25%, 02/15/29 (d)	5,964	5,352
Indigo Merger Sub Inc
2.88%, 07/15/26 (d)	3,883	3,697
IQVIA Inc.
5.00%, 05/15/27 (d)	10,348	10,109
5.70%, 05/15/28	16,114	16,292
6.50%, 05/15/30 (d)	6,498	6,597
Medline Borrower, LP
6.25%, 04/01/29 (d)	7,633	7,718
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (e)	5,344	5,412
Teleflex Incorporated
4.63%, 11/15/27	9,039	8,713
4.25%, 06/01/28 (d)	1,520	1,432
		184,505
Industrials 1.3%
GFL Environmental Inc.
4.00%, 08/01/28 (d)	6,338	5,877
4.75%, 06/15/29 (d)	13,781	13,005
4.38%, 08/15/29 (d)	4,891	4,510
6.75%, 01/15/31 (d)	3,842	3,924
Howmet Aerospace Inc.
5.90%, 02/01/27	5,905	5,982
3.00%, 01/15/29	7,892	7,169
Korn Ferry
4.63%, 12/15/27 (d)	7,012	6,676
Sensata Technologies B.V.
5.00%, 10/01/25 (d)	4,400	4,439
4.00%, 04/15/29 (d)	10,128	9,305
5.88%, 09/01/30 (d)	6,353	6,215
Sensata Technologies, Inc.
4.38%, 02/15/30 (d)	2,914	2,680
3.75%, 02/15/31 (d)	7,607	6,635
6.63%, 07/15/32 (d)	2,271	2,287
TransDigm Inc.
5.50%, 11/15/27	17,045	16,740
6.38%, 03/01/29 (d)	38,208	38,445
7.13%, 12/01/31 (d)	18,064	18,645
6.63%, 03/01/32 (d)	29,955	30,301
		182,835
Communication Services 1.0%
CCO Holdings, LLC
5.50%, 05/01/26 (d)	3,928	3,881
5.13%, 05/01/27 (d)	69,954	67,137
5.00%, 02/01/28 (d)	64,146	59,981
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,298
4.88%, 01/15/29	1,249	1,200
3.63%, 01/15/31	1,290	1,133
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	820	817
		141,447
Real Estate 0.4%
American Tower Corporation
1.50%, 01/31/28	1,363	1,195
SBA Communications Corporation
3.88%, 02/15/27	21,585	20,571
3.13%, 02/01/29	25,163	22,454
VICI Properties Inc.
5.75%, 02/01/27 (d)	3,312	3,311
3.75%, 02/15/27 (d)	2,871	2,730
4.13%, 08/15/30 (d)	3,492	3,175
VICI Properties L.P.
5.75%, 04/01/34 (e)	8,398	8,287
		61,723
Information Technology 0.4%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (d)	7,049	6,614
4.00%, 07/01/29 (d)	4,995	4,684
5.95%, 08/04/33	3,845	3,959
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	2,229	2,072
4.88%, 07/01/29 (d)	1,595	1,483
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,312
Gartner, Inc.
4.50%, 07/01/28 (d)	5,724	5,517
3.63%, 06/15/29 (d)	9,929	9,059
3.75%, 10/01/30 (d)	3,538	3,170
PTC Inc.
4.00%, 02/15/28 (d)	5,840	5,501
UKG Inc.
6.88%, 02/01/31 (d)	7,408	7,502
		50,873
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,186
Total Corporate Bonds And Notes (cost $1,509,059)		1,513,183
SENIOR FLOATING RATE INSTRUMENTS 10.5%
Financials 4.8%
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.83%, (1 Month Term SOFR + 3.50%), 11/06/30 (f)	78,085	78,252
AmWINS Group, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.25%), 02/16/28 (f) (g)	1,131	1,129
2021 Term Loan B, 7.69%, (SOFR + 2.25%), 02/16/28 (f)	16,007	15,986
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (f)	64,333	64,462
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 3.25%), 05/10/31 (f) (g)	11,279	11,242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan B4, 8.58%, (3 Month Term SOFR + 3.25%), 05/10/31 (f)	43,376	43,235
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (f)	203,186	203,542
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 06/19/30 (f)	509	510
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/23/31 (f)	26,708	26,675
Ryan Specialty Group, LLC
Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 07/23/27 (f)	16,344	16,409
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (f)	9,285	9,272
2024 Term Loan B7, 7.33%, (1 Month Term SOFR + 2.00%), 12/01/28 (f)	1,565	1,564
Truist Insurance Holdings LLC
1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 03/21/31 (f) (g)	3,398	3,401
1st Lien Term Loan, 8.59%, (3 Month Term SOFR + 3.25%), 03/21/31 (f)	31,153	31,180
2nd Lien Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/08/32 (f)	47,178	48,023
USI, Inc.
2023 Term Loan B, 8.30%, (3 Month Term SOFR + 3.00%), 11/22/29 (f)	48,173	48,143
2023 Acquisition Term Loan, 8.55%, (1 Month Term SOFR + 2.75%), 09/13/30 (f)	68,586	68,557
		671,582
Information Technology 2.6%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 02/07/31 (f) (g)	10,102	10,170
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (f)	105,717	106,432
2024 2nd Lien Term Loan, 10.56%, (3 Month Term SOFR + 5.25%), 02/07/32 (f)	16,048	16,570
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (f)	50,363	50,143
Epicor Software Corporation
2024 Term Loan, 0.00%, (SOFR + 3.25%), 05/23/31 (f) (g)	8,587	8,618
2024 Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 05/23/31 (f)	13,993	14,043
Informatica LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 10/30/28 (f) (g)	1,525	1,528
Quartz Acquireco LLC
2024 Term Loan B, 0.00%, (SOFR + 2.75%), 11/18/28 (f) (g)	1,527	1,527
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 11/18/28 (f)	5,474	5,474
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (f)	38,371	38,514
2024 Term Loan B, 0.00%, (SOFR + 3.50%), 10/09/29 (f) (g)	4,875	4,893
Storable, Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 04/17/28 (f) (g)	2,353	2,353
Term Loan B, 8.68%, (3 Month Term SOFR + 3.50%), 04/17/28 (f)	6,942	6,944
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/17/28 (f)	14,400	14,402
UKG Inc.
2024 Term Loan B, 0.00%, (SOFR + 3.25%), 01/30/31 (f) (g)	3,300	3,311
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (f)	87,552	87,836
		372,758
Industrials 1.2%
Filtration Group Corporation
2023 USD Term Loan, 9.68%, (SOFR + 4.25%), 03/27/25 (f)	35,157	35,280
2023 EUR Term Loan, 8.00%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (f)	13,832	14,828
2021 Incremental Term Loan, 8.93%, (SOFR + 3.50%), 10/19/28 (f)	31,856	31,990
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (f)	45,142	46,019
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (f)	17,363	17,755
2020 Skymiles Term Loan B, 0.00%, (SOFR + 3.75%), 10/20/27 (f) (g)	7,226	7,390
TransDigm, Inc.
2024 Term Loan I, 8.06%, (SOFR + 2.75%), 08/24/28 (f)	1,986	1,989
2024 Term Loan K, 8.06%, (3 Month Term SOFR + 2.75%), 02/22/30 (f)	13,453	13,474
2024 Term Loan K, 0.00%, (3 Month Term SOFR + 2.75%), 03/22/30 (f) (g)	5,569	5,578
		174,303
Health Care 0.9%
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (f)	32,894	32,175
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (f)	3,387	3,402
2021 Term Loan B2, 8.82%, (SOFR + 3.38%), 12/31/27 (f)	13,469	13,139
Avantor Funding, Inc.
2024 Term Loan, 7.43%, (SOFR + 2.00%), 11/08/27 (f)	1,518	1,523
Heartland Dental, LLC
2024 Term Loan, 9.83%, (SOFR + 4.50%), 04/28/28 (f)	31,879	31,919
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/24/27 (f) (g)	762	754
USD Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 01/24/27 (f)	34,827	34,488
2021 USD Term Loan B2, 9.18%, (1 Month Term SOFR + 3.75%), 04/20/27 (f)	6,789	6,717
Medline Borrower, LP
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 10/23/28 (f)	7,613	7,623
		131,740
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B3, 7.09%, (SOFR + 1.75%), 06/21/28 (f) (h)	36,937	36,937
2023 Term Loan B4, 0.00%, (SOFR + 1.75%), 11/09/30 (f) (g)	1,072	1,073
IRB Holding Corp
2024 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 12/15/27 (f)	56,447	56,387
Severin Acquisition, LLC
2018 Term Loan B, 8.32%, (3 Month Term SOFR + 3.00%), 06/15/25 (f)	5,366	5,379
		99,776
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.05%, (SOFR + 1.75%), 02/01/27 (f)	12,629	12,611
SBA Senior Finance II LLC
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 2.00%), 01/20/31 (f) (g)	1,531	1,532
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/20/31 (f)	22,813	22,828
		36,971
Total Senior Floating Rate Instruments (cost $1,483,250)		1,487,130
PREFERRED STOCKS 0.1%
Utilities 0.1%
CMS Energy Corporation, 5.88%, 10/15/78	204	4,911
CMS Energy Corporation, 5.88%, 03/01/79	121	2,922
SCE Trust IV, 5.38%, (25, 09/15/25) (i)	66	1,563
Total Preferred Stocks (cost $10,198)		9,396

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	1,973
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	2,822	2,571
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	616
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	193	190
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	102	100
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,780)		5,450
INVESTMENT COMPANIES 0.0%
T Rowe Price Institutional Floating Rate Fund (h) (j)	167	1,574
Total Investment Companies (cost $1,669)		1,574
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.4%
JNL Government Money Market Fund - Class I, 5.21% (j) (k)	377	377
T. Rowe Price Government Reserve Fund, 5.31% (j) (k)	621,791	621,791
		622,168
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (j) (k)	9,990	9,990
Total Short Term Investments (cost $632,158)		632,158
Total Investments 100.3% (cost $12,591,895)		14,232,051
Other Derivative Instruments (0.3)%		(36,494)
Other Assets and Liabilities, Net (0.0)%		(2,289)
Total Net Assets 100.0%		14,193,268

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $1,188,794 and 8.4% of the Fund.

(e) All or a portion of the security was on loan as of June 30, 2024.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	462,021	461,644	190	—	—	377	—
JNL Government Money Market Fund, 5.31% - Class SL	3,725	386,707	380,442	907	—	—	9,990	0.1
T Rowe Price Institutional Floating Rate Fund	1,507	69	—	68	—	(2)	1,574	—
T. Rowe Price Government Reserve Fund, 5.31%	842,910	1,827,424	2,048,543	21,118	—	—	621,791	4.4
	848,142	2,676,221	2,890,629	22,283	—	(2)	633,732	4.5

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
AbbVie Inc.	CIT	Call	165.00	01/17/25	958	15,807	(1,403)
AbbVie Inc.	CIT	Call	175.00	01/17/25	1,218	21,315	(1,072)
AbbVie Inc.	CIT	Call	160.00	01/17/25	958	15,328	(1,681)
AbbVie Inc.	JPM	Call	165.00	01/17/25	891	14,702	(1,305)
AbbVie Inc.	JPM	Call	170.00	01/17/25	891	15,147	(951)
Alphabet Inc.	WFI	Call	180.00	01/17/25	832	14,976	(1,564)
Apple Inc.	JPM	Call	215.00	01/17/25	916	19,694	(1,374)
Apple Inc.	JPM	Call	200.00	01/17/25	916	18,320	(2,153)
Arthur J. Gallagher & Co.	JPM	Call	250.00	11/15/24	759	18,975	(1,480)
CME Group Inc.	JPM	Call	240.00	01/17/25	344	8,256	(33)
CME Group Inc.	JPM	Call	230.00	01/17/25	344	7,912	(60)
Danaher Corporation	UBS	Call	300.00	01/17/25	539	16,170	(218)
GE HealthCare Technologies Inc.	UBS	Call	90.00	01/17/25	229	2,061	(61)
GE HealthCare Technologies Inc.	UBS	Call	85.00	01/17/25	229	1,947	(94)
Hilton Worldwide Holdings Inc.	BCL	Call	230.00	01/17/25	382	8,786	(428)
Hilton Worldwide Holdings Inc.	BCL	Call	220.00	01/17/25	382	8,404	(623)
Ingersoll Rand Inc.	BOA	Call	105.00	12/20/24	611	6,416	(156)
Ingersoll Rand Inc.	BOA	Call	100.00	12/20/24	611	6,110	(254)
Intercontinental Exchange, Inc.	BOA	Call	145.00	01/17/25	1,247	18,082	(642)
Intercontinental Exchange, Inc.	BOA	Call	140.00	01/17/25	789	11,046	(584)
Intercontinental Exchange, Inc.	BOA	Call	155.00	01/17/25	459	7,115	(127)
Intercontinental Exchange, Inc.	CIT	Call	125.00	01/17/25	451	5,638	(794)
Intercontinental Exchange, Inc.	CIT	Call	130.00	01/17/25	451	5,863	(627)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/17/25	616	7,700	(1,084)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/17/25	616	8,008	(856)
KKR & Co. Inc.	CIT	Call	120.00	01/17/25	610	7,320	(335)
KKR & Co. Inc.	CIT	Call	115.00	01/17/25	610	7,015	(412)
KKR & Co. Inc.	CIT	Call	130.00	01/16/26	230	2,990	(241)
KKR & Co. Inc.	CIT	Call	125.00	01/16/26	230	2,875	(267)
KKR & Co. Inc.	CIT	Call	120.00	01/16/26	230	2,760	(301)
Linde Public Limited Company	JPM	Call	460.00	01/17/25	154	7,084	(296)
Linde Public Limited Company	JPM	Call	480.00	01/17/25	154	7,392	(169)
Linde Public Limited Company	WFI	Call	470.00	01/17/25	214	10,058	(318)
Linde Public Limited Company	WFI	Call	485.00	01/17/25	153	7,421	(147)
Linde Public Limited Company	WFI	Call	480.00	01/17/25	384	18,432	(420)
Linde Public Limited Company	WFI	Call	450.00	01/17/25	248	11,160	(577)
Linde Public Limited Company	WFI	Call	440.00	01/17/25	248	10,912	(713)
Linde Public Limited Company	WFI	Call	460.00	01/17/25	153	7,038	(294)
Linde Public Limited Company	WFI	Call	460.00	01/17/25	384	17,664	(737)
Marsh & Mclennan Companies, Inc.	GSC	Call	210.00	12/20/24	1,396	29,316	(1,626)
Marsh & Mclennan Companies, Inc.	JPM	Call	220.00	07/19/24	339	7,458	(22)
Marsh & Mclennan Companies, Inc.	JPM	Call	210.00	07/19/24	339	7,119	(141)
MasterCard Incorporated	JPM	Call	500.00	01/17/25	204	10,200	(172)
MasterCard Incorporated	JPM	Call	490.00	01/17/25	204	9,996	(223)
MasterCard Incorporated	JPM	Call	480.00	01/17/25	204	9,792	(285)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
McDonald's Corporation	UBS	Call	330.00	01/17/25	520	17,160	(20)
McDonald's Corporation	UBS	Call	325.00	01/17/25	521	16,933	(40)
McDonald's Corporation	UBS	Call	320.00	01/17/25	520	16,640	(38)
McKesson Corporation	GSC	Call	640.00	01/17/25	51	3,264	(109)
McKesson Corporation	GSC	Call	680.00	01/17/25	52	3,536	(55)
McKesson Corporation	GSC	Call	600.00	01/17/25	245	14,700	(905)
McKesson Corporation	GSC	Call	620.00	01/17/25	245	15,190	(682)
Northrop Grumman Corporation	BCL	Call	490.00	01/17/25	607	29,743	(583)
Republic Services, Inc.	JPM	Call	175.00	07/19/24	154	2,695	(302)
Republic Services, Inc.	JPM	Call	170.00	07/19/24	154	2,618	(400)
Roper Technologies, Inc.	CIT	Call	620.00	12/20/24	122	7,564	(121)
Roper Technologies, Inc.	CIT	Call	600.00	12/20/24	333	19,980	(526)
Roper Technologies, Inc.	CIT	Call	640.00	12/20/24	122	7,808	(80)
Roper Technologies, Inc.	CIT	Call	580.00	12/20/24	211	12,238	(525)
Roper Technologies, Inc.	JPM	Call	580.00	12/20/24	89	5,162	(221)
Roper Technologies, Inc.	JPM	Call	600.00	12/20/24	89	5,340	(141)
RTX Corporation	GSC	Call	120.00	01/17/25	611	7,332	(49)
RTX Corporation	GSC	Call	115.00	01/17/25	611	7,027	(93)
Teledyne Technologies Incorporated	GSC	Call	450.00	12/24/24	13	585	(7)
Teledyne Technologies Incorporated	GSC	Call	430.00	12/24/24	13	559	(12)
Thermo Fisher Scientific Inc.	JPM	Call	650.00	01/17/25	233	15,145	(203)
UnitedHealth Group Incorporated	SSB	Call	600.00	01/17/25	521	31,260	(501)
UnitedHealth Group Incorporated	SSB	Call	580.00	01/17/25	519	30,102	(754)
Veralto Corporation	UBS	Call	115.00	01/17/25	428	4,922	(82)
Veralto Corporation	UBS	Call	110.00	01/17/25	428	4,708	(105)
Visa Inc.	GSC	Call	315.00	01/17/25	328	10,332	(72)
Visa Inc.	GSC	Call	310.00	01/17/25	328	10,168	(88)
Visa Inc.	GSC	Call	305.00	01/17/25	328	10,004	(112)
Waste Connections, Inc.	CIT	Call	180.00	12/24/24	306	5,508	(248)
Waste Connections, Inc.	CIT	Call	175.00	12/24/24	306	5,355	(324)
Yum! Brands, Inc.	JPM	Call	145.00	01/17/25	765	11,093	(237)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	965	14,475	(166)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	765	11,475	(132)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	659	9,885	(113)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	659	9,556	(204)
Yum! Brands, Inc.	WFI	Call	140.00	01/17/25	679	9,506	(320)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	1,252	18,154	(389)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	1,252	18,780	(215)
							(36,494)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	9,035,580	—	—	9,035,580
Government And Agency Obligations	—	1,547,580	—	1,547,580
Corporate Bonds And Notes	—	1,513,183	—	1,513,183
Senior Floating Rate Instruments	—	1,450,193	36,937	1,487,130
Preferred Stocks	9,396	—	—	9,396
Non-U.S. Government Agency Asset-Backed Securities	—	5,450	—	5,450
Investment Companies	—	—	1,574	1,574
Short Term Investments	632,158	—	—	632,158
	9,677,134	4,516,406	38,511	14,232,051
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(36,494)	—	(36,494)
	—	(36,494)	—	(36,494)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.3%
Information Technology 52.0%
Adobe Inc. (a)	223	123,938
Advanced Micro Devices, Inc. (a)	434	70,395
Amphenol Corporation - Class A	198	13,339
Apple Inc.	6,107	1,286,256
ASML Holding N.V. - ADR	155	158,294
Atlassian Corporation - Class A (a)	346	61,270
Autodesk, Inc. (a)	256	63,405
Broadcom Inc.	37	59,405
Dynatrace, Inc. (a)	795	35,582
Fortinet, Inc. (a)	842	50,745
Intel Corporation	979	30,313
Intuit Inc.	224	147,331
Lam Research Corporation	72	76,968
Microsoft Corporation	3,117	1,393,131
Monday.Com Ltd. (a)	20	4,759
MongoDB, Inc. - Class A (a)	44	10,961
NVIDIA Corporation	10,483	1,295,110
Roper Technologies, Inc.	131	73,921
Salesforce, Inc.	207	53,173
ServiceNow, Inc. (a)	206	162,097
Shopify Inc. - Class A (a)	1,407	92,933
Snowflake Inc. - Class A (a)	122	16,518
Synopsys, Inc. (a)	138	81,940
Taiwan Semiconductor Manufacturing Company Limited	2,018	59,988
Teledyne Technologies Incorporated (a)	207	80,188
		5,501,960
Communication Services 15.3%
Alphabet Inc. - Class A	4,218	768,256
Alphabet Inc. - Class C	189	34,591
Meta Platforms, Inc. - Class A	1,041	524,729
Netflix, Inc. (a)	265	178,875
Pinterest, Inc. - Class A (a)	1,053	46,423
Spotify Technology S.A. (a)	205	64,288
		1,617,162
Consumer Discretionary 12.9%
Amazon.com, Inc. (a)	4,576	884,277
Booking Holdings Inc.	10	41,223
Chipotle Mexican Grill, Inc. (a)	1,419	88,878
Coupang, Inc. - Class A (a)	2,996	62,775
Ferrari N.V.	105	43,065
Floor & Decor Holdings, Inc. - Class A (a)	222	22,094
Rivian Automotive, Inc. - Class A (a) (b)	4,033	54,118
Starbucks Corporation	398	30,961
Tesla Inc. (a)	679	134,380
		1,361,771
Health Care 9.5%
argenx SE - ADR (a)	122	52,659
Danaher Corporation	323	80,627
Eli Lilly and Company	407	368,840
IDEXX Laboratories, Inc. (a)	31	14,908
Intuitive Surgical, Inc. (a)	371	165,034
Legend Biotech Corp - ADR (a)	502	22,232
Stryker Corporation	139	47,271
The Cigna Group	194	64,143
Thermo Fisher Scientific Inc.	66	36,684
UnitedHealth Group Incorporated	297	151,024
		1,003,422
Financials 6.2%
Chubb Limited	200	51,028
Fiserv, Inc. (a)	452	67,300
MasterCard Incorporated - Class A	472	208,078
The Charles Schwab Corporation	1,073	79,038
Visa Inc. - Class A	973	255,474
		660,918
Industrials 2.2%
Airbus SE	268	36,890
Old Dominion Freight Line, Inc.	275	48,526
Rockwell Automation, Inc.	135	37,080
Uber Technologies, Inc. (a)	1,592	115,736
		238,232
Consumer Staples 0.7%
Dollar General Corporation	545	72,059
Materials 0.5%
Linde Public Limited Company	111	48,484
Total Common Stocks (cost $5,672,231)		10,504,008
PREFERRED STOCKS 0.3%
Health Care 0.3%
Sartorius Aktiengesellschaft	149	34,909
Total Preferred Stocks (cost $54,359)		34,909
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	5,021	5,021
T. Rowe Price Government Reserve Fund, 5.31% (c) (d)	169	169
Total Short Term Investments (cost $5,190)		5,190
Total Investments 99.7% (cost $5,731,780)		10,544,107
Other Assets and Liabilities, Net 0.3%		29,326
Total Net Assets 100.0%		10,573,433

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	105,178	100,157	82	—	—	5,021	—
JNL Government Money Market Fund, 5.31% - Class SL	—	27,933	27,933	84	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.31%	42,064	513,574	555,469	529	—	—	169	—
	42,064	646,685	683,559	695	—	—	5,190	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	10,407,130	96,878	—	10,504,008
Preferred Stocks	—	34,909	—	34,909
Short Term Investments	5,190	—	—	5,190
	10,412,320	131,787	—	10,544,107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.1%
Health Care 22.4%
Acadia Healthcare Company, Inc. (a)	678	45,765
Agilent Technologies, Inc.	791	102,602
Alcon AG	554	49,350
Align Technology, Inc. (a)	98	23,708
Alnylam Pharmaceuticals, Inc. (a)	272	66,171
Apellis Pharmaceuticals, Inc. (a)	239	9,168
argenx SE - ADR (a)	80	34,489
Avantor, Inc. (a)	3,529	74,819
Biogen Inc. (a)	232	53,829
Bruker Corporation	976	62,266
CRISPR Therapeutics AG (a) (b)	167	9,039
Cytokinetics, Incorporated (a)	322	17,433
Dentsply Sirona Inc.	748	18,640
Enovis Corporation (a)	580	26,216
Exact Sciences Corporation (a)	255	10,774
Hologic, Inc. (a)	1,904	141,387
Insmed Incorporated (a)	46	3,059
Ionis Pharmaceuticals, Inc. (a)	835	39,806
Mettler-Toledo International Inc. (a)	23	32,424
Molina Healthcare, Inc. (a)	138	41,146
Quidelortho Corporation (a)	592	19,666
Sarepta Therapeutics, Inc. (a)	160	25,224
Teleflex Incorporated	512	107,731
The Cooper Companies, Inc.	604	52,729
Vaxcyte, Inc. (a)	143	10,805
Veeva Systems Inc. - Class A (a)	433	79,280
West Pharmaceutical Services, Inc.	90	29,546
		1,187,072
Information Technology 18.3%
Amphenol Corporation - Class A	589	39,661
Atlassian Corporation - Class A (a)	170	29,999
CCC Intelligent Solutions Holdings Inc. (a)	3,876	43,063
Cognex Corporation	468	21,898
CrowdStrike Holdings, Inc. - Class A (a)	99	38,089
Fair Isaac Corporation (a)	52	77,113
Fortinet, Inc. (a)	590	35,547
Keysight Technologies, Inc. (a)	358	48,943
Lattice Semiconductor Corporation (a)	971	56,308
Littelfuse, Inc.	39	9,968
Marvell Technology, Inc.	2,164	151,264
Microchip Technology Incorporated	1,590	145,531
MongoDB, Inc. - Class A (a)	44	10,998
NXP Semiconductors N.V.	120	32,237
PTC Inc. (a)	479	87,108
Pure Storage, Inc. - Class A (a)	403	25,857
Roper Technologies, Inc.	42	23,448
Tyler Technologies, Inc. (a)	132	66,568
Zoom Video Communications, Inc. - Class A (a)	447	26,440
		970,040
Industrials 15.5%
Broadridge Financial Solutions, Inc.	231	45,507
BWXT Government Group, Inc.	304	28,890
Equifax Inc.	337	81,758
ESAB Corporation	552	52,125
Ferguson Holdings Limited	130	25,078
Fortive Corporation	798	59,161
Howmet Aerospace Inc.	107	8,306
IDEX Corporation	146	29,335
Ingersoll Rand Inc.	877	79,667
J.B. Hunt Transport Services, Inc.	460	73,600
Paylocity Holding Corporation (a)	319	42,057
Quanta Services, Inc.	71	18,040
Shoals Technologies Group, Inc. - Class A (a)	464	2,895
Southwest Airlines Co.	673	19,260
Textron Inc.	1,149	98,653
TransUnion	322	23,879
UL Solutions Inc. - Class A	155	6,526
United Rentals, Inc.	63	40,421
Veralto Corporation	355	33,882
Verisk Analytics, Inc.	125	33,775
Waste Connections, Inc.	124	21,745
		824,560
Consumer Discretionary 12.1%
Bath & Body Works, Inc.	848	33,128
Birkenstock Holding PLC (a) (b)	287	15,600
Bright Horizons Family Solutions, Inc. (a)	205	22,621
Burlington Stores, Inc. (a)	201	48,154
Caesars Entertainment, Inc. (a)	718	28,519
DK Crown Holdings Inc. - Class A (a)	846	32,303
Domino's Pizza, Inc.	205	105,816
Five Below, Inc. (a)	250	27,221
Hilton Worldwide Holdings Inc.	358	78,116
Lululemon Athletica Inc. (a)	89	26,674
On Holding AG - Class A (a)	134	5,184
Ross Stores, Inc.	501	72,820
Tractor Supply Company	58	15,581
Ulta Beauty, Inc. (a)	114	44,123
Viking Holdings Ltd (a)	517	17,545
Yum! Brands, Inc.	523	69,246
		642,651
Financials 7.2%
Assurant, Inc.	355	59,002
AXIS Capital Holdings Limited	266	18,807
Cboe Global Markets, Inc.	214	36,410
Corpay Inc (a)	144	38,230
Intercontinental Exchange, Inc.	475	64,995
KKR & Co. Inc. - Class A	239	25,110
Markel Group Inc. (a)	13	21,114
MarketAxess Holdings Inc.	178	35,775
Raymond James Financial, Inc.	337	41,681
Toast, Inc. - Class A (a)	437	11,272
Tradeweb Markets Inc. - Class A	250	26,468
		378,864
Materials 5.6%
Avery Dennison Corporation	354	77,402
Ball Corporation	1,506	90,378
Martin Marietta Materials, Inc.	142	76,936
RPM International Inc.	215	23,184
Sealed Air Corporation	831	28,928
		296,828
Communication Services 5.6%
Liberty Media Corporation - Series C (a)	716	51,416
Match Group, Inc. (a)	894	27,158
Reddit, Inc. - Class A (a)	107	6,855
Spotify Technology S.A. (a)	178	55,917
The New York Times Company - Class A	582	29,789
The Trade Desk, Inc. - Class A (a)	1,284	125,428
		296,563
Energy 5.1%
Cheniere Energy, Inc.	417	72,904
Chesapeake Energy Corporation	305	25,060
Coterra Energy Inc.	1,025	27,337
EQT Corporation	1,256	46,432
Range Resources Corporation	625	20,960
TechnipFMC PLC	2,083	54,459
Weatherford International Public Limited Company (a)	206	25,261
		272,413
Consumer Staples 3.9%
Boston Beer Company, Inc., The - Class A (a)	44	13,422
Casey's General Stores, Inc.	152	57,959
Dollar General Corporation	98	12,989
Dollar Tree, Inc. (a)	624	66,582
McCormick & Company, Incorporated	250	17,728
Reynolds Consumer Products Inc.	699	19,550
Treehouse Foods, Inc. (a)	536	19,639
		207,869
Real Estate 0.4%
CoStar Group, Inc. (a)	305	22,605
Total Common Stocks (cost $3,894,933)		5,099,465

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	3,296	3,296
T. Rowe Price Government Reserve Fund, 5.31% (c) (d)	212,578	212,578
		215,874
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	1,489	1,489
Total Short Term Investments (cost $217,363)		217,363
Total Investments 100.2% (cost $4,112,296)		5,316,828
Other Assets and Liabilities, Net (0.2)%		(9,088)
Total Net Assets 100.0%		5,307,740
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	47,518	44,222	89	—	—	3,296	0.1
JNL Government Money Market Fund, 5.31% - Class SL	—	98,723	97,234	102	—	—	1,489	—
T. Rowe Price Government Reserve Fund, 5.31%	153,904	299,180	240,506	4,726	—	—	212,578	4.0
	153,904	445,421	381,962	4,917	—	—	217,363	4.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,099,465	—	—	5,099,465
Short Term Investments	217,363	—	—	217,363
	5,316,828	—	—	5,316,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 43.7%
Financials 16.8%
AerCap Ireland Capital Designated Activity Company
1.65%, 10/29/24	1,011	997
6.10%, 01/15/27	545	553
6.45%, 04/15/27	2,574	2,637
AIG Global Funding
5.20%, 01/12/29 (a)	585	582
American Express Company
5.10%, 02/16/28	665	662
5.53%, 04/25/30	1,280	1,294
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,716
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	1,480	1,450
2.13%, 02/21/26 (a)	2,335	2,195
6.38%, 05/04/28 (a)	740	752
5.75%, 03/01/29 (a)	1,215	1,208
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,159
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	3,500	3,493
Banco Santander, S.A.
3.50%, 03/24/25 (c)	2,600	2,561
5.55%, 03/14/28 (c)	1,000	997
Bank of America Corporation
3.38%, 04/02/26	1,860	1,827
5.08%, 01/20/27	1,650	1,639
1.73%, 07/22/27	1,290	1,195
Bank of Montreal
4.25%, 09/14/24 (c)	945	942
3.70%, 06/07/25 (c)	7,990	7,855
Banque Federative du Credit Mutuel
1.00%, 02/04/25 (a)	2,280	2,217
4.94%, 01/26/26 (a) (c)	1,495	1,483
Barclays PLC
5.30%, 08/09/26 (c)	1,485	1,477
7.33%, 11/02/26 (c)	1,380	1,407
BPCE
4.50%, 03/15/25 (a)	2,485	2,452
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	425
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,594
Capital One Financial Corporation
2.64%, 03/03/26	1,905	1,864
4.99%, 07/24/26	1,650	1,635
7.15%, 10/29/27	760	785
6.31%, 06/08/29	995	1,019
Citigroup Inc.
4.40%, 06/10/25	975	961
3.11%, 04/08/26	1,680	1,646
5.17%, 02/13/30	1,170	1,162
CNO Global Funding
1.65%, 01/06/25 (a)	2,505	2,450
1.75%, 10/07/26 (a)	2,065	1,890
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,327
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	1,940	1,906
5.15%, 01/16/26 (a)	790	786
5.00%, 01/15/27 (a)	630	626
5.13%, 09/25/27 (a)	1,025	1,020
Danske Bank A/S
6.26%, 09/22/26 (a)	845	850
5.43%, 03/01/28 (a)	1,210	1,210
Discover Bank
2.45%, 09/12/24	445	442
Discover Financial Services
3.95%, 11/06/24	680	676
Equitable Financial Life Global Funding
1.10%, 11/12/24 (a)	1,695	1,666
1.70%, 11/12/26 (a)	1,255	1,149
Fifth Third Bank, National Association
5.85%, 10/27/25	3,410	3,408
First American Financial Corporation
4.60%, 11/15/24	1,415	1,407
Fiserv, Inc.
2.75%, 07/01/24	5,115	5,115
5.15%, 03/15/27	1,495	1,496
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,905	1,888
5.80%, 03/05/27	1,485	1,485
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,645	3,577
5.40%, 04/06/26 - 05/08/27	1,730	1,726
5.35%, 07/15/27	1,710	1,705
5.55%, 07/15/29	565	565
Goldman Sachs Group Inc, The
5.83%, (SOFR + 0.51%), 09/10/24 (d)	1,645	1,646
5.83%, (SOFR + 0.49%), 10/21/24 (d)	1,060	1,060
3.50%, 04/01/25	2,045	2,013
4.48%, 08/23/28	1,225	1,198
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,265	3,160
5.60%, 05/17/28	1,585	1,591
JPMorgan Chase & Co.
2.08%, 04/22/26	3,200	3,107
4.08%, 04/26/26	1,585	1,564
6.23%, (SOFR + 0.89%), 04/22/27 (d)	1,265	1,271
5.04%, 01/23/28	1,170	1,163
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	3,420	3,388
Lloyds Banking Group PLC
4.50%, 11/04/24 (c)	965	959
5.46%, 01/05/28 (c)	1,175	1,172
LPL Holdings, Inc.
5.70%, 05/20/27	830	833
6.75%, 11/17/28	600	630
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	2,520	2,514
Morgan Stanley
2.63%, 02/18/26	1,770	1,735
6.14%, 10/16/26	1,925	1,938
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (b)	1,555	1,542
Nasdaq, Inc.
5.65%, 06/28/25 (e)	385	385
NatWest Markets PLC
0.80%, 08/12/24 (a)	1,395	1,387
3.48%, 03/22/25 (a)	995	982
Nordea Bank Abp
3.60%, 06/06/25 (a)	5,775	5,677
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,062
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,655	1,618
QNB Finance Ltd
2.63%, 05/12/25 (b)	2,000	1,947
Royal Bank of Canada
4.88%, 01/19/27 (c)	2,715	2,685
S&P Global Inc.
2.45%, 03/01/27	3,630	3,394
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	241
2.49%, 01/06/28	1,360	1,253
Societe Generale
2.63%, 10/16/24 (a)	315	312
5.52%, 01/19/28 (a)	2,815	2,778
Standard Chartered PLC
1.82%, 11/23/25 (a)	885	871
4.30%, 02/19/27 (a)	788	764
5.69%, 05/14/28 (a)	1,180	1,181
State Street Corporation
4.86%, 01/26/26	930	926

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
5.10%, 05/18/26	1,260	1,255
Synchrony Financial
4.25%, 08/15/24	4,690	4,679
The Bank of New York Mellon Corporation
4.41%, 07/24/26	1,810	1,790
4.95%, 04/26/27	1,865	1,854
The Charles Schwab Corporation
2.45%, 03/03/27	3,084	2,877
The Huntington National Bank
5.70%, 11/18/25	855	853
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	2,580	2,577
5.81%, 06/12/26	840	841
4.76%, 01/26/27	1,860	1,837
The Western Union Company
2.85%, 01/10/25 (e)	4,129	4,061
U.S. Bancorp
5.73%, 10/21/26	1,140	1,142
4.55%, 07/22/28	1,815	1,774
UBS Group AG
4.49%, 08/05/25 (a) (c)	2,390	2,387
4.49%, 05/12/26 (a)	695	687
1.49%, 08/10/27 (a) (c)	905	828
6.33%, 12/22/27 (a)	2,970	3,016
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,802
2.19%, 04/30/26	1,455	1,413
4.54%, 08/15/26	2,080	2,054
		191,885
Consumer Discretionary 4.4%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,483
Aptiv PLC
2.40%, 02/18/25	2,050	2,005
AutoZone, Inc.
6.25%, 11/01/28	1,170	1,220
Brunswick Corporation
0.85%, 08/18/24	2,355	2,337
Hasbro, Inc.
3.00%, 11/19/24 (e)	3,380	3,343
Hyundai Capital America
1.00%, 09/17/24 (a)	865	856
6.25%, 11/03/25 (a)	820	826
5.50%, 03/30/26 (a)	885	884
5.25%, 01/08/27 (a)	620	617
5.60%, 03/30/28 (a)	1,180	1,188
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	806
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	649
Marriott International, Inc.
3.75%, 03/15/25	495	489
5.45%, 09/15/26	610	613
Mattel, Inc.
3.38%, 04/01/26 (a)	1,410	1,354
5.88%, 12/15/27 (a)	1,530	1,535
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 - 01/11/27 (a)	5,030	4,995
Mohawk Industries, Inc.
5.85%, 09/18/28	980	1,000
O'Reilly Automotive, Inc.
5.75%, 11/20/26	1,205	1,216
Ross Stores, Inc.
4.60%, 04/15/25	4,010	3,987
0.88%, 04/15/26	1,110	1,027
Tapestry, Inc.
7.05%, 11/27/25 (e)	250	254
7.00%, 11/27/26 (e)	300	308
V.F. Corporation
2.40%, 04/23/25	2,774	2,697
2.80%, 04/23/27	1,430	1,305
Volkswagen Group of America, Inc.
3.95%, 06/06/25 (a)	4,090	4,026
5.80%, 09/12/25 (a)	1,260	1,262
5.70%, 09/12/26 (a)	1,070	1,073
6.00%, 11/16/26 (a)	1,195	1,209
Warnermedia Holdings, Inc.
6.41%, 03/15/26	1,015	1,015
3.76%, 03/15/27	5,015	4,766
		50,345
Health Care 4.0%
AbbVie Inc.
2.95%, 11/21/26	3,640	3,467
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	2,991
Cardinal Health, Inc.
3.50%, 11/15/24	2,000	1,987
CVS Health Corporation
5.00%, 02/20/26	2,095	2,079
2.88%, 06/01/26	855	814
3.00%, 08/15/26	890	846
1.30%, 08/21/27	2,965	2,627
HCA Inc.
5.38%, 02/01/25	1,170	1,166
5.88%, 02/15/26	1,230	1,231
3.13%, 03/15/27	2,280	2,153
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	2,935	2,828
5.20%, 06/15/29 (a)	875	872
Humana Inc.
1.35%, 02/03/27	675	611
5.75%, 03/01/28	810	824
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	1,175	1,187
IQVIA Inc.
6.25%, 02/01/29	810	833
Mars, Incorporated
4.55%, 04/20/28 (a)	2,555	2,521
Mylan II B.V.
3.95%, 06/15/26	3,745	3,633
PeaceHealth
1.38%, 11/15/25	470	443
Perrigo Finance Unlimited Company
3.90%, 12/15/24	1,697	1,672
Revvity, Inc.
0.85%, 09/15/24	5,105	5,049
Solventum Corporation
5.45%, 02/25/27 (a)	2,255	2,250
Viatris Inc.
1.65%, 06/22/25	2,030	1,953
2.30%, 06/22/27	1,353	1,235
		45,272
Communication Services 3.2%
AT&T Inc.
4.10%, 02/15/28	780	752
Charter Communications Operating, LLC
4.91%, 07/23/25	1,714	1,698
6.15%, 11/10/26	795	802
Cox Communications, Inc.
3.15%, 08/15/24 (a)	3,654	3,641
3.50%, 08/15/27 (a)	860	812
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,047
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,416
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	746
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (b)	4,100	4,037
Rogers Communications Inc.
2.95%, 03/15/25	3,135	3,075
3.20%, 03/15/27	2,250	2,136
5.00%, 02/15/29	1,770	1,749
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	1,110	1,091
5.00%, 03/28/26	1,910	1,897

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,872
2.63%, 04/15/26	955	908
Verizon Communications Inc.
1.45%, 03/20/26	2,475	2,317
2.63%, 08/15/26	2,730	2,588
		36,584
Energy 3.2%
ABP Finance B.V.
2.00%, 07/15/26 (a)	569	529
Apa Infrastructure Limited
4.20%, 03/23/25 (a)	4,461	4,408
Canadian Natural Resources Limited
2.05%, 07/15/25	2,710	2,610
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	292
DCP Midstream Operating, LP
5.38%, 07/15/25	2,187	2,179
Diamondback Energy, Inc.
5.20%, 04/18/27	805	805
Enbridge Inc.
2.50%, 01/15/25 - 02/14/25	3,320	3,268
5.90%, 11/15/26	730	738
6.00%, 11/15/28	600	618
Energy Transfer LP
2.90%, 05/15/25	480	468
6.05%, 12/01/26	2,770	2,804
5.25%, 07/01/29	960	954
Equinor ASA
2.88%, 04/06/25	3,880	3,811
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	902
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,330
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,533
Pioneer Natural Resources Company
5.10%, 03/29/26	1,634	1,631
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	932	930
TransCanada PipeLines Limited
6.20%, 03/09/26	3,415	3,414
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,202
		36,426
Utilities 3.1%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,099
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,200
DTE Energy Company
4.22%, 11/01/24 (f)	1,980	1,969
Enel Finance International N.V.
2.65%, 09/10/24 (a)	2,710	2,692
6.80%, 10/14/25 (a) (f)	400	406
1.38%, 07/12/26 (a) (f)	2,250	2,083
Engie
5.25%, 04/10/29 (a)	585	583
Exelon Corporation
5.15%, 03/15/29	625	623
FirstEnergy Corp.
4.15%, 07/15/27 (e) (f)	1,210	1,161
Georgia Power Company
5.00%, 02/23/27	545	543
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,401
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,319
4.25%, 07/27/27 (a)	1,120	1,089
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	965	967
4.45%, 06/20/25	2,520	2,494
5.75%, 09/01/25 (f)	310	311
1.88%, 01/15/27	2,270	2,090
NiSource Inc.
5.25%, 03/30/28	515	514
Pacific Gas And Electric Company
3.50%, 06/15/25	1,980	1,937
Sempra
3.30%, 04/01/25	1,505	1,478
5.40%, 08/01/26	1,090	1,088
Southern California Gas Company
2.95%, 04/15/27	1,625	1,529
Tenaga Nasional Berhad
7.50%, 11/01/25 (b)	2,800	2,861
The AES Corporation
3.30%, 07/15/25 (a)	1,365	1,331
Vistra Operations Company LLC
5.13%, 05/13/25 (a)	723	720
		35,488
Consumer Staples 2.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,663
4.45%, 03/16/28	3,255	3,146
Campbell Soup Company
5.20%, 03/19/27	930	931
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	265
CSL Finance PLC
3.85%, 04/27/27 (a)	730	704
Dollar General Corporation
5.20%, 07/05/28	1,088	1,084
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,401
5.00%, 02/15/29 (a)	875	873
HPHT Finance (19) Limited
2.88%, 11/05/24 (b)	2,957	2,927
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,020	5,010
4.25%, 07/21/25 (a) (e)	1,660	1,636
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,035	1,023
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,525	1,503
Mondelez International, Inc.
2.63%, 03/17/27	1,325	1,242
Pernod Ricard
3.25%, 06/08/26 (a)	2,045	1,967
Viterra Finance B.V.
4.90%, 04/21/27 (a)	2,015	1,986
		28,361
Industrials 2.2%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,370
Boeing Company, The
6.26%, 05/01/27 (a) (e)	1,415	1,425
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	2,420	2,379
1.75%, 12/02/26	1,065	982
Carrier Global Corporation
2.24%, 02/15/25	483	473
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,180
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,092
GATX Corporation
3.25%, 03/30/25 - 09/15/26	2,725	2,651
5.40%, 03/15/27	315	315
3.85%, 03/30/27	508	489
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,615
Owens Corning
3.40%, 08/15/26	209	200
5.50%, 06/15/27	1,035	1,044
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,465
5.75%, 05/24/26 (a)	3,035	3,043
5.35%, 01/12/27 (a)	605	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Regal Rexnord Corporation
6.05%, 02/15/26 (e)	1,395	1,399
Republic Services, Inc.
0.88%, 11/15/25	863	812
		24,538
Materials 1.6%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,211
Celanese US Holdings LLC
6.05%, 03/15/25 (e)	1,189	1,190
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,526
LG Chem, Ltd.
3.25%, 10/15/24 (b)	3,400	3,379
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,341
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,500	2,478
Newmont Corporation
5.30%, 03/15/26 (a)	740	740
Nutrien Ltd.
4.90%, 03/27/28	980	969
POSCO Holdings Inc.
4.38%, 08/04/25 (b)	900	888
5.63%, 01/17/26 (a)	1,315	1,317
Steel Dynamics, Inc.
2.80%, 12/15/24	2,121	2,091
Westlake Corporation
0.88%, 08/15/24	1,650	1,639
		18,769
Real Estate 1.4%
American Tower Corporation
2.40%, 03/15/25	1,175	1,147
1.60%, 04/15/26	2,927	2,731
3.55%, 07/15/27	1,188	1,126
Crown Castle Inc.
3.20%, 09/01/24	835	831
1.05%, 07/15/26	2,800	2,564
2.90%, 03/15/27	2,205	2,070
5.00%, 01/11/28	850	840
5.60%, 06/01/29	930	938
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,234
4.38%, 10/01/25	1,505	1,475
Realty Income Corporation
5.05%, 01/13/26	645	641
Simon Property Group, L.P.
2.00%, 09/13/24	830	824
		16,421
Information Technology 1.3%
Amphenol Corporation
2.05%, 03/01/25	1,395	1,367
5.05%, 04/05/27	625	624
Atlassian Corporation
5.25%, 05/15/29	645	646
CDW Finance Corporation
5.50%, 12/01/24	765	764
Fortinet, Inc.
1.00%, 03/15/26	1,445	1,341
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	512
Microchip Technology Incorporated
0.98%, 09/01/24	2,015	1,999
Micron Technology, Inc.
4.98%, 02/06/26	295	293
4.19%, 02/15/27	295	287
5.38%, 04/15/28	1,900	1,908
NXP B.V.
2.70%, 05/01/25	1,600	1,562
3.88%, 06/18/26	1,175	1,141
3.15%, 05/01/27	130	123
4.40%, 06/01/27	295	288
Qorvo, Inc.
1.75%, 12/15/24	920	903
Workday, Inc.
3.50%, 04/01/27	975	933
		14,691
Total Corporate Bonds And Notes (cost $505,561)		498,780
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.5%
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 04/15/26 (d)	685	620
Allegro CLO IX Ltd
Series 2018-B1R-3A, 7.18%, (3 Month Term SOFR + 1.85%), 10/16/31 (d)	3,835	3,837
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	281	279
Series 2023-C-A, 6.01%, 12/15/26	519	515
Ally Bank
Series 2024-B-A, 5.83%, 02/15/28	250	250
Series 2024-C-A, 6.02%, 02/15/28	280	280
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	804	774
Americredit Automobile Receivables Trust 2020-1
Series 2020-D-1, 1.80%, 12/18/25	1,133	1,131
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,156
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,378
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,210
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	526
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	545	544
Series 2024-C-1A, 5.55%, 01/20/28	390	389
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,120	944
Apidos CLO XVIII
Series 2018-AR-18A, 6.47%, (3 Month Term SOFR + 1.15%), 10/22/30 (d)	2,360	2,363
Apidos Clo Xxv
Series 2016-A1R2-25A, 6.46%, 10/20/31 (d)	2,886	2,887
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	1,380	1,381
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,810	1,817
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	714
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-2A, 3.55%, 09/20/24	612	610
Series 2022-C-5A, 9.27%, 04/20/26	525	522
Series 2023-C-2A, 8.55%, 10/20/26	370	368
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	295	296
Barings CLO Ltd 2018-IV
Series 2018-BR-4A, 7.13%, (3 Month Term SOFR + 1.54%), 10/15/30 (d)	2,340	2,344
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.42%, (SOFR 30-Day Average + 1.10%), 12/26/31 (d)	722	724
BBCMS Mortgage Trust 2024-5C27
Series 2024-A1-5C27, REMIC, 5.50%, 10/17/28	395	396
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 6.24%, (1 Month Term SOFR + 0.91%), 06/15/38 (d)	1,250	1,172
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	627	540
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	644	556
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 6.26%, (3 Month Term SOFR + 0.94%), 11/15/30 (d)	2,927	2,929
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 09/15/38 (d)	1,855	1,825

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	952	847
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	325	314
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 7.34%, (1 Month Term SOFR + 2.01%), 08/16/38 (d)	777	582
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.99%, (1 Month Term SOFR + 1.70%), 05/15/29 (d)	1,550	1,547
Series 2024-B-MDHS, REMIC, 7.19%, (1 Month Term SOFR + 1.90%), 05/15/29 (d)	1,515	1,511
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,308
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,331
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,589
Carmax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	465	462
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,498
Series 2023-D-3, 6.44%, 12/16/30	820	830
CarMax Auto Owner Trust 2024-1
Series 2024-A4-1, 4.94%, 12/15/27	470	467
Series 2024-C-1, 5.47%, 12/15/27	905	901
Carmax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	101
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.99%, 08/16/27	405	405
Series 2024-C-A, 6.22%, 03/15/28	1,700	1,698
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	92	88
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,218
Cedar Funding Ltd
Series 2021-A-14A, 6.69%, (3 Month Term SOFR + 1.36%), 07/15/33 (d)	3,070	3,072
CIFC Funding 2014-II-R, Ltd.
Series 2014-A1-2RA, 6.63%, (3 Month Term SOFR + 1.31%), 04/24/30 (d)	847	848
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.64%, (3 Month Term SOFR + 1.31%), 07/15/33 (d)	905	906
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,173	945
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,328	3,182
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	1,144	934
CNH Equipment Trust 2024-A
Series 2024-A3-B, 5.19%, 04/17/28	735	738
Series 2024-A4-B, 5.23%, 06/15/28	655	659
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (d)	639	637
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	90	85
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	975	816
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.03%, 02/12/47 (d)	1,030	972
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	411	410
Series 2014-D-CR19, REMIC, 4.78%, 08/12/24 (d)	760	706
COMM 2017-PANW Mortgage Trust
Series 2017-A-PANW, REMIC, 3.24%, 10/11/24	100	95
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (d)	1,610	1,513
Crossroads Asset Trust 2024-A
Series 2024-A2-A, 5.90%, 06/21/27 (g)	615	615
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	656
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	811	767
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-1A, 4.76%, 03/20/29	350	327
Series 2024-A2-2A, 4.50%, 05/20/29	2,910	2,691
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	194	179
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	437	379
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	183
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	301
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	432
Series 2024-A4-1A, 4.93%, 03/22/27	120	119
Driven Brands Funding, LLC
Series 2018-A2-1A, 4.74%, 04/20/25	611	606
Series 2019-A2-1A, 4.64%, 04/22/26	407	398
Series 2019-A2-2A, 3.98%, 10/20/26	621	592
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.68%, (3 Month Term SOFR + 1.36%), 07/17/34 (d)	2,660	2,662
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	437	419
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	477	481
Series 2023-C-A, 7.30%, 11/25/30	650	651
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	174	163
Ellington Financial Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	606	485
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	595	478
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,371
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,314
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	182
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	1,429	1,416
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,738
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	258	225
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 6.00%, (1 Month Term SOFR + 0.96%), 08/25/41 (d)	380	365
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	945	930
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,729
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,325
Ford Credit Auto Owner Trust 2023-B
Series 2023-B-B, 6.20%, 03/15/26	475	480
Series 2023-C-B, 6.43%, 05/15/26	895	908
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	992
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,211
Series 2024-B-1, 5.48%, 04/15/27	840	836
Fortress Credit BSL XV Ltd
Series 2022-AR-2A, 6.73%, (3 Month Term SOFR + 1.40%), 10/18/33 (d)	2,195	2,195
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	121	108
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	56	52
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	112	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	745
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (d)	1,170	949
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,633
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,425
GM Financial Automobile Leasing Trust 2024-2
Series 2024-B-2, 5.56%, 05/22/28	1,785	1,794
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,002
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	800
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 06/16/36 (d)	1,720	1,417
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.91%, 07/25/44 (d)	17	17
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,983	1,800
Series 2021-A2-1A, 2.87%, 06/20/28	538	463
Series 2018-A23-1A, 5.71%, 06/20/28	928	882
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 7.27%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	1,470	1,466
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	483	461
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	359	349
HPEFS Equipment Trust 2021-2
Series 2021-D-2A, 1.29%, 01/20/25	1,075	1,063
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,821
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	401
Series 2023-D-2A, 6.97%, 07/20/26	405	405
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,130
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.78%, 10/20/31	250	250
Series 2024-D-2A, 6.38%, 04/20/32	620	620
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	928	758
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	2,887	2,837
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 09/17/29 (d) (f)	1,195	977
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 7.45%, (1 Month Term SOFR + 1.88%), 10/17/33 (d)	2,420	2,226
Series 2020-C-609M, REMIC, 7.85%, (1 Month Term SOFR + 2.28%), 10/17/33 (d)	1,955	1,701
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	263	225
Series 2020-A11-INV1, REMIC, 6.00%, (1 Month Term SOFR + 0.94%), 03/25/43 (d)	161	154
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,160	1,086
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	392	328
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	151	149
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 08/15/26 (d)	2,405	2,341
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,297
Madison Park Funding XL, Ltd.
Series AR-13A, 6.48%, (3 Month Term SOFR + 1.15%), 11/21/30 (d)	2,850	2,853
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 6.56%, (3 Month Term SOFR + 1.23%), 07/28/31 (d)	2,994	2,994
Series 2017-BR-23A, 7.14%, (3 Month Term SOFR + 1.81%), 07/28/31 (d)	2,005	2,008
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 7.40%, 10/20/29 (d)	1,300	1,301
Madison Park Funding XXIX LTD
Series 2018-BR-29A, 7.13%, (3 Month Term SOFR + 1.80%), 10/18/30 (d)	3,210	3,218
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 6.62%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,154
Magnetite XXV, Limited
Series 2020-A-25A, 6.79%, (3 Month Term SOFR + 1.46%), 01/26/32 (d)	1,975	1,977
Marathon Static CLO 2022-18 Ltd
Series 2022-A1R2-18A, 6.47%, (3 Month Term SOFR + 1.15%), 07/22/30 (d)	2,154	2,155
Marble Point CLO XII Ltd.
Series 2018-A-1A, 6.60%, (3 Month Term SOFR + 1.27%), 07/16/31 (d)	1,012	1,013
Marble Point CLO XIV Ltd
Series 2018-A12R-2A, 6.52%, (3 Month Term SOFR + 1.20%), 01/20/32 (d)	3,675	3,677
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 7.41%, (1 Month Term SOFR + 2.09%), 06/15/26 (d)	1,600	1,596
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 6.90%, (1 Month Term SOFR + 1.59%), 04/15/26 (d)	1,520	1,509
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	345	320
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.06%, (3 Month Term SOFR + 1.73%), 10/18/33 (d)	970	974
Series 2022-BR-11A, 7.98%, (3 Month Term SOFR + 2.65%), 10/18/33 (d)	1,460	1,464
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	332
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,357
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 7.24%, (1 Month Term SOFR + 1.91%), 12/15/36 (d)	1,395	424
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2023-A2-NQM1, REMIC, 7.53%, 09/25/68 (f)	408	416
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	211	199
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	325	306
Series 2020-B-1A, 2.73%, 10/20/37	577	546
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	2,374	2,347
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	453	459
Series 2023-B-2A, 6.33%, 11/20/40	305	309
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	794	743
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	3,125	2,919
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	445	434
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	799	760

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	984	923
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	561	514
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	372	337
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	335	308
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	270	271
Series 2024-B-1, 5.79%, 04/27/26	150	150
Series 2024-C-1, 6.13%, 04/27/26	235	235
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,258	1,134
Nelnet, Inc.
Series 2005-A4-4, 5.79%, (SOFR 90-Day Average + 0.44%), 03/22/32 (d)	618	598
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 6.58%, (3 Month Term SOFR + 1.25%), 01/20/32 (d)	1,952	1,956
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,060	2,639
Oaktree CLO 2022-2 Ltd
Series 2022-A1R-2A, 6.86%, (3 Month Term SOFR + 0.00%), 07/15/33 (d)	2,935	2,936
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.66%, (1 Month Term SOFR + 1.31%), 07/25/24 (d)	245	241
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 6.36%, (1 Month Term SOFR + 1.01%), 09/25/59 (d)	238	233
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 6.21%, (1 Month Term SOFR + 0.86%), 02/25/27 (d)	252	241
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	566	483
Series 2020-2A2-EXP1, REMIC, 6.41%, (1 Month Term SOFR + 1.06%), 01/26/60 (d)	281	270
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	741	621
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	182	151
OBX 2020-EXP3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	830	697
OBX 2023-NQM9 Trust
Series 2023-A2-NQM9, REMIC, 7.51%, 10/25/63 (f)	109	112
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,574	1,349
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 6.55%, (3 Month Term SOFR + 1.22%), 07/15/30 (d)	2,797	2,797
Series 2017-A2R-13A, 7.14%, (3 Month Term SOFR + 1.81%), 07/15/30 (d)	3,160	3,164
Octagon Investment Partners 39 Ltd
Series 2018-AR-3A, 6.48%, (3 Month Term SOFR + 1.15%), 10/21/30 (d)	2,813	2,814
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,439
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	262	257
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	313	313
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	441
Series 2023-C-3A, 6.74%, 05/20/27	145	148
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 03/17/36 (d)	3,445	3,242
Series 2021-C-PARK, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 03/17/36 (d)	1,840	1,699
OZLM Funding II Ltd
Series 2012-A1A2-2A, 6.51%, 07/30/31 (d)	2,044	2,046
OZLM XXI Ltd
Series 2017-A1R-21A, 6.47%, (3 Month Term SOFR + 1.15%), 01/21/31 (d)	3,218	3,220
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	175	175
Romark CLO II Ltd
Series 2018-A2R-2A, 7.00%, 07/25/31 (d)	3,225	3,227
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	510	510
Series 2024-C-A, 5.82%, 07/15/28	625	625
Series 2021-B-1A, 1.83%, 12/15/31	62	62
Series 2022-C-B, 5.92%, 08/16/32	231	231
Series 2022-A2-C, 6.02%, 12/15/32	437	439
Series 2022-B-C, 6.45%, 12/15/32	1,240	1,242
Series 2023-A2-B, 5.64%, 12/15/33	317	317
Series 2023-D-B, 6.66%, 12/15/33	1,075	1,077
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,257	1,227
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	3,100	3,007
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,359
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	563
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,324
Series 2020-2C-1, 1.88%, 01/15/26	730	688
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,974
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,124
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	460	459
Series 2024-A4-A, 5.24%, 07/20/26	440	439
SBNA Auto Lease Trust 2024-B
Series 2024-A4-B, 5.55%, 12/21/26	1,635	1,643
SCF Equipment Leasing 2024-1 LLC
Series 2024-A2-1A, 5.88%, 05/20/26	1,695	1,697
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 7.04%, (1 Month Term SOFR + 1.80%), 05/18/26 (d)	1,210	1,204
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,845	1,870
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	13	12
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	110	99
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	220	198
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	506
Series 2024-C-1A, 5.51%, 01/20/32	170	170
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A4-2A, 5.26%, 08/20/30	440	442
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 05/25/65	747	668
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	417	417
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	188	182
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 6.54%, (1 Month Term SOFR + 1.21%), 09/15/34 (d)	216	215
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.16%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	1,279	1,271
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,625	2,403
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	395	362
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,917	1,741

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	592	571
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	623	582
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	519	473
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	2,213	1,871
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 6.61%, (3 Month Term SOFR + 1.28%), 01/15/34 (d)	2,602	2,605
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.66%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,290	1,291
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 7.04%, (3 Month Term SOFR + 1.71%), 10/25/29 (d)	3,330	3,330
The Huntington National Bank
Series 2024-B1-1, 6.15%, 02/20/28	1,990	1,994
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 6.52%, (3 Month Term SOFR + 1.20%), 10/21/30 (d)	3,554	3,556
TIAA CLO I Ltd
Series 2016-ARR-1A, 6.57%, 07/21/31 (d)	3,550	3,553
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	147	145
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	115	112
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	835	814
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,518
Trinitas CLO VI Ltd
Series 2017-ARRR-6A, 6.67%, 01/25/34 (d)	2,195	2,191
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	432	372
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	185	186
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	574	492
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	1,321	1,329
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	380	381
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (f)	766	744
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (f)	195	191
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (f)	261	256
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	377	366
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	262	245
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	444	391
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	265	233
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	378	328
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	782	661
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	662	582
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,280	2,889
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	922	936
Verus Securitization Trust 2023-INV3
Series 2023-A2-INV3, REMIC, 7.33%, 11/25/68 (d)	395	402
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	164	155
Voya CLO 2018-3, Ltd.
Series 2018-BR2-3A, 7.13%, (3 Month Term SOFR + 1.80%), 10/15/31 (d)	1,435	1,440
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	253	248
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,455	2,470
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,217
World Omni Select Auto Trust 2020-A
Series 2020-C-A, 1.25%, 10/15/26	884	877
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	771
Total Non-U.S. Government Agency Asset-Backed Securities (cost $322,854)		313,211
GOVERNMENT AND AGENCY OBLIGATIONS 26.6%
U.S. Treasury Note 19.5%
Treasury, United States Department of
4.25%, 01/31/26 (h)	2,075	2,055
4.50%, 03/31/26 (h)	52,475	52,196
4.88%, 04/30/26 - 05/31/26	107,005	107,197
4.63%, 06/30/26	56,510	56,413
4.50%, 07/15/26	4,525	4,505
		222,366
Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corporation
6.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	3	3
6.32%, (1 Year Treasury + 2.25%), 09/01/33 (d)	8	8
6.00%, 09/01/34 - 06/01/54	6,872	6,940
6.21%, (1 Year Treasury + 2.11%), 10/01/34 (d)	6	6
3.00%, 11/01/34 - 06/01/52	1,472	1,268
6.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	4	4
6.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	4	4
6.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	10	10
5.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	3	3
6.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	3	3
6.04%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	6	6
6.04%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	2	2
6.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	6	6
6.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	9	9
6.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	8	8
7.03%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	80	81
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	166	168
6.33%, (1 Year USD LIBOR + 1.68%), 10/01/35 (d)	20	21
5.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	37	37
1.50%, 02/01/36	1,583	1,359
6.08%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	32	32
7.50%, 06/01/38	135	141
7.00%, 03/01/39	156	162
5.00%, 12/01/41	284	284
4.00%, 12/01/49	474	441
2.50%, 01/01/52	2,537	2,099
5.50%, 08/01/53	1,687	1,670
Federal National Mortgage Association, Inc.
5.50%, 07/01/25 - 03/01/54	4,584	4,605
5.00%, 09/01/25 - 09/01/53	3,578	3,508
3.50%, 11/01/26 - 01/01/52	2,402	2,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
3.00%, 09/01/28 - 02/01/35	1,427	1,358
6.50%, 07/01/32 - 01/01/54	5,899	6,037
6.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
6.05%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	3	3
6.94%, (1 Year Treasury + 2.17%), 06/01/33 (d)	35	35
6.61%, (1 Year Treasury + 2.11%), 07/01/33 (d)	2	2
6.34%, (1 Year Treasury + 2.21%), 12/01/33 (d)	58	59
6.00%, 03/01/34 - 08/01/53	9,819	9,939
6.50%, (1 Year Treasury + 2.30%), 04/01/34 (d)	1	1
5.84%, (1 Year USD LIBOR + 1.59%), 10/01/34 (d)	2	2
5.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
5.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	8	8
6.41%, (1 Year Treasury + 2.36%), 11/01/34 (d)	45	45
5.92%, (1 Year USD LIBOR + 1.67%), 12/01/34 (d)	5	5
5.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
5.91%, (1 Year USD LIBOR + 1.54%), 01/01/35 (d)	8	8
5.93%, (1 Year USD LIBOR + 1.55%), 01/01/35 (d)	7	7
5.94%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	6	6
5.97%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	4	4
6.32%, (1 Year Treasury + 2.19%), 02/01/35 (d)	10	10
6.06%, (1 Year USD LIBOR + 1.37%), 03/01/35 (d)	6	6
5.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	54	54
6.54%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	11	11
7.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	66	68
6.23%, (1 Year USD LIBOR + 1.42%), 05/01/35 (d)	21	21
6.57%, (1 Year USD LIBOR + 1.65%), 05/01/35 (d)	8	8
7.12%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	31	31
5.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	42	43
6.98%, (1 Year Treasury + 2.30%), 06/01/35 (d)	54	54
7.34%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	18	19
5.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	95	95
7.11%, (1 Year USD LIBOR + 1.60%), 08/01/35 (d)	36	36
5.93%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	36	37
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	21	22
6.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	30	30
4.50%, 09/01/39 - 12/01/48	2,831	2,739
4.00%, 08/01/43 - 09/01/52	3,765	3,464
2.00%, 10/01/50	579	457
2.50%, 01/01/52	2,576	2,113
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	884	880
6.00%, 07/15/36	337	343
4.50%, 09/20/40	198	193
3.50%, 03/20/43 - 07/20/52	4,151	3,750
5.50%, 09/15/45 - 12/20/48	963	977
4.00%, 09/20/45 - 10/20/52	1,835	1,705
3.00%, 09/20/47 - 09/20/49	1,558	1,370
		61,115
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
2.38%, 10/15/28 (i)	11,470	11,623
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series PA-3713, REMIC, 2.00%, 02/15/40	170	167
Series 2021-M2-DNA7, REMIC, 7.14%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	904
Series 2022-M1A-HQA2, REMIC, 7.99%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	754	775
Series 2023-A1-HQA3, REMIC, 7.19%, (SOFR 30-Day Average + 1.85%), 11/25/43 (d)	515	523
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (d)	83	80
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 9.00%, (SOFR 30-Day Average + 3.66%), 01/25/27 (d)	824	854
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,182	1,090
		4,393
Sovereign 0.2%
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,470
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,041	1,011
Total Government And Agency Obligations (cost $305,702)		302,978
SHORT TERM INVESTMENTS 1.5%
Commercial Paper 1.5%
Crown Castle Inc.
5.92%, 07/09/24	3,255	3,249
Ovintiv Canada ULC
6.13%, 07/22/24	4,000	3,984
Targa Resources Corp.
6.08%, 07/24/24	3,320	3,306
V.F. Corporation
6.39%, 07/23/24	3,085	3,073
Walgreens Boots Alliance, Inc.
6.49%, 07/10/24	3,255	3,248
		16,860
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.21% (j) (k)	109	109
T. Rowe Price Government Reserve Fund, 5.31% (j) (k)	11	11
		120
Total Short Term Investments (cost $16,987)		16,980
Total Investments 99.3% (cost $1,151,104)		1,131,949
Other Derivative Instruments 0.0%		163
Other Assets and Liabilities, Net 0.7%		8,120
Total Net Assets 100.0%		1,140,232

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $152,038 and 13.3% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	160,952	160,843	73	—	—	109	—
JNL Government Money Market Fund, 5.31% - Class SL	71	292,270	292,341	284	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.31%	13,765	213,368	227,122	184	—	—	11	—
	13,836	666,590	680,306	541	—	—	120	—

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,490	3,493	0.3
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,932	2,927	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,423	3,379	0.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/14/24	2,480	2,478	0.2
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,542	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,160	4,037	0.4
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	884	888	0.1
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	2,004	1,947	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,017	2,861	0.2
		23,945	23,552	2.1

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	228	March 2025	54,244	3	(12)
United States 2 Year Note	1,761	October 2024	358,572	(41)	1,057
				(38)	1,045
Short Contracts
United States 10 Year Note	(136)	September 2024	(14,819)	36	(138)
United States 10 Year Ultra Bond	(191)	September 2024	(21,472)	93	(212)
United States 5 Year Note	(215)	October 2024	(22,698)	23	(216)
United States Ultra Bond	(31)	September 2024	(3,842)	51	(44)
				203	(610)

JNL/T. Rowe Price Short-Term Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(11,620)	238	(2)	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	498,780	—	498,780
Non-U.S. Government Agency Asset-Backed Securities	—	313,211	—	313,211
Government And Agency Obligations	—	302,978	—	302,978
Short Term Investments	120	16,860	—	16,980
	120	1,131,829	—	1,131,949
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,057	—	—	1,057
Centrally Cleared Credit Default Swap Agreements	—	17	—	17
	1,057	17	—	1,074
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(622)	—	—	(622)
	(622)	—	—	(622)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 82.8%
Energy 19.1%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	4,950	5,068
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	7,220	7,730
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	5,672	5,496
CVR Energy, Inc.
8.50%, 01/15/29 (a)	5,565	5,595
Enbridge Inc.
8.25%, 01/15/84 (b)	8,665	8,979
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (a)	5,256	5,480
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	5,190	5,134
6.75%, (100, 05/15/25) (c)	650	647
8.00%, 05/15/54	5,983	6,261
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,200	3,253
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (a)	2,610	2,650
Kinetik Holdings LP
6.63%, 12/15/28 (a)	5,040	5,120
Matador Resources Company
6.50%, 04/15/32 (a)	5,372	5,376
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,384	5,490
PBF Holding Company LLC
7.88%, 09/15/30 (a)	4,980	5,095
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	5,315	5,462
Sunoco LP
7.00%, 05/01/29 (a)	5,200	5,331
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	5,215	5,241
Weatherford International Ltd.
8.63%, 04/30/30 (a)	4,823	5,004
		98,412
Consumer Discretionary 13.6%
Adient Global Holdings Ltd
8.25%, 04/15/31 (a)	3,975	4,141
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	5,369	5,288
Carnival Corporation
6.00%, 05/01/29 (a)	5,280	5,215
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (a)	4,650	5,036
Clarios Global LP
8.50%, 05/15/27 (a)	5,120	5,151
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	3,022	3,123
EG Global Finance PLC
12.00%, 11/30/28 (a)	5,110	5,430
LGI Homes, Inc.
8.75%, 12/15/28 (a)	4,800	4,998
Life Time, Inc.
5.75%, 01/15/26 (a)	5,286	5,263
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (a)	6,779	6,738
NCL Corporation Ltd.
8.38%, 02/01/28 (a)	4,860	5,079
Six Flags Operations Inc.
7.25%, 05/15/31 (a)	7,548	7,671
White Cap Parent, LLC
8.25%, 03/15/26 (a) (d)	6,905	6,901
		70,034
Financials 13.4%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	5,195	5,254
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	9,189	10,003
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	5,105	5,400
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b)	5,365	5,593
FirstCash, Inc.
6.88%, 03/01/32 (a)	5,295	5,294
OneMain Finance Corporation
7.88%, 03/15/30	5,340	5,504
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (e)	11,420	11,749
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)	5,350	5,411
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	4,928	5,080
PRA Group, Inc.
8.38%, 02/01/28 (a)	5,190	5,187
VistaJet Group Holding SA
9.50%, 06/01/28 (a) (e)	5,285	4,641
		69,116
Health Care 7.6%
Community Health Systems, Inc.
8.00%, 12/15/27 (a)	7,860	7,791
Concentra Escrow Issuer Corporation
6.88%, 07/15/32 (a)	2,175	2,205
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (e)	2,700	2,793
Heartland Dental, LLC
10.50%, 04/30/28 (a)	8,286	8,797
Herbalife International, Inc.
12.25%, 04/15/29 (a)	4,181	4,163
IQVIA Inc.
6.50%, 05/15/30 (a)	5,245	5,325
Medline Borrower, LP
6.25%, 04/01/29 (a)	3,265	3,301
Tenet Healthcare Corporation
6.25%, 02/01/27	4,795	4,793
		39,168
Consumer Staples 7.0%
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (a) (e)	5,370	5,310
Coty Inc.
6.63%, 07/15/30 (a)	5,102	5,181
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,925	2,980
7.75%, 03/15/31 (a)	2,565	2,682
Sabre GLBL Inc.
11.25%, 12/15/27 (a)	5,600	5,442
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	9,647	9,517
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	5,055	5,198
		36,310
Industrials 6.5%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	5,085	5,186
American Airlines, Inc.
5.75%, 04/20/29 (a)	5,365	5,228
Bombardier Inc.
7.25%, 07/01/31 (a)	5,155	5,292
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	5,045	4,949
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (a)	2,235	2,248
TransDigm Inc.
6.75%, 08/15/28 (a)	5,050	5,117
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	5,795	5,761
		33,781
Information Technology 4.4%
Cloud Software Group, Inc.
8.25%, 06/30/32 (a)	5,285	5,388
McAfee Corp.
7.38%, 02/15/30 (a)	5,251	4,848

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	435	470
Open Text Corporation
6.90%, 12/01/27 (a)	5,045	5,209
Seagate HDD Cayman
8.25%, 12/15/29	1,565	1,678
8.50%, 07/15/31	995	1,071
ViaSat, Inc.
6.50%, 07/15/28 (a) (e)	5,360	4,085
		22,749
Communication Services 4.3%
CCO Holdings, LLC
4.50%, 05/01/32	6,520	5,258
Dish Network Corporation
11.75%, 11/15/27 (a)	5,333	5,239
Level 3 Financing, Inc.
10.50%, 04/15/29 (a)	5,150	5,138
Outfront Media Capital Corporation
7.38%, 02/15/31 (a)	4,870	5,083
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,426
		22,144
Utilities 3.8%
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,753	4,101
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	5,110	5,453
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	10,004	10,083
		19,637
Materials 2.1%
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,540	5,374
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	5,663	5,519
		10,893
Real Estate 1.0%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	5,685	5,289
Total Corporate Bonds And Notes (cost $425,281)		427,533
SENIOR FLOATING RATE INSTRUMENTS 13.2%
Industrials 3.3%
Advisor Group, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 08/16/28 (f)	1,758	1,763
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/17/28 (f)	983	988
Magnite Inc
2024 Term Loan B, 9.60%, (6 Month Term SOFR + 4.50%), 01/31/31 (f)	721	723
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 01/31/31 (f)	3,810	3,821
2024 Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 01/31/31 (f)	721	723
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (f)	3,902	3,977
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (f)	5,295	5,316
		17,311
Information Technology 3.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.81%, (3 Month Term SOFR + 3.50%), 02/07/31 (f)	5,205	5,240
Cloud Software Group, Inc.
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 03/19/31 (f) (g)	2,265	2,270
LSF9 Atlantis Holdings, LLC
2024 Term Loan B, 11.83%, (1 Month Term SOFR + 6.50%), 03/29/29 (f)	3,236	3,268
UKG Inc.
2024 Term Loan B, 8.58%, (SOFR + 3.25%), 01/30/31 (f)	5,255	5,272
		16,050
Consumer Discretionary 2.0%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.10%, (3 Month Term SOFR + 2.75%), 01/24/31 (f)	6,575	6,569
Journey Personal Care Corp.
2021 Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 12/31/24 (f)	3,811	3,794
		10,363
Health Care 1.5%
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.79%, (3 Month Term SOFR + 4.50%), 04/02/31 (f)	2,600	2,595
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (f)	5,250	5,258
		7,853
Real Estate 1.0%
Vestis Corporation
Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (f)	5,235	5,205
Utilities 1.0%
GIP III Stetson I, L.P
2023 Term Loan B, 9.68%, (SOFR + 3.50%), 10/05/28 (f)	4,452	4,473
2023 Term Loan B, 0.00%, (SOFR + 3.50%), 10/31/28 (f) (g)	565	568
		5,041
Consumer Staples 1.0%
Naked Juice LLC
2nd Lien Term Loan, 11.40%, (SOFR + 6.00%), 01/25/30 (f)	6,289	5,017
Communication Services 0.3%
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.59%, (3 Month SOFR + 4.00%), 01/15/26 (f)	1,345	1,349
Total Senior Floating Rate Instruments (cost $68,799)		68,189
PREFERRED STOCKS 0.8%
Financials 0.8%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (h)	198	3,830
Total Preferred Stocks (cost $3,793)		3,830
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	7
Total Common Stocks (cost $16)		7
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 3.8%
JNL Government Money Market Fund - Class SL, 5.31% (i) (j)	19,535	19,535
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 5.21% (i) (j)	—	—
T. Rowe Price Government Reserve Fund, 5.31% (i) (j)	12,643	12,643
		12,643
Total Short Term Investments (cost $32,178)		32,178
Total Investments 103.0% (cost $530,067)		531,737
Other Assets and Liabilities, Net (3.0)%		(15,380)
Total Net Assets 100.0%		516,357

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $388,208 and 75.2% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) All or a portion of the security was on loan as of June 30, 2024.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	120,188	120,188	41	—	—	—	—
JNL Government Money Market Fund, 5.31% - Class SL	11,799	56,302	48,566	370	—	—	19,535	3.8
T. Rowe Price Government Reserve Fund, 5.31%	—	221,589	208,946	442	—	—	12,643	2.4
	11,799	398,079	377,700	853	—	—	32,178	6.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	427,533	—	427,533
Senior Floating Rate Instruments	—	68,189	—	68,189
Preferred Stocks	3,830	—	—	3,830
Common Stocks	7	—	—	7
Short Term Investments	32,178	—	—	32,178
	36,015	495,722	—	531,737

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.6%
Financials 22.6%
Allstate Corporation, The	269	42,945
American Express Company	264	61,086
Bank of America Corporation	2,491	99,063
Berkshire Hathaway Inc. - Class B (a)	394	160,081
Chubb Limited	61	15,449
Citigroup Inc.	627	39,764
CME Group Inc. - Class A	128	25,099
Corebridge Financial, Inc.	622	18,099
Corpay Inc (a)	64	17,105
East West Bancorp, Inc.	124	9,083
Fiserv, Inc. (a)	595	88,608
Goldman Sachs Group Inc, The	91	41,377
Huntington Bancshares Incorporated	372	4,908
JPMorgan Chase & Co.	715	144,552
KeyCorp	763	10,841
MetLife, Inc.	739	51,901
The Charles Schwab Corporation	1,076	79,290
The PNC Financial Services Group, Inc.	65	10,113
The Progressive Corporation	116	24,130
Travelers Companies, Inc. , The	196	39,899
Visa Inc. - Class A	122	32,146
Wells Fargo & Company	488	29,007
		1,044,546
Health Care 17.1%
AstraZeneca PLC - ADR	932	72,671
Bristol-Myers Squibb Company	231	9,589
Cencora, Inc.	309	69,708
Danaher Corporation	147	36,744
Elevance Health, Inc.	248	134,298
GE HealthCare Technologies Inc.	228	17,733
HCA Healthcare, Inc.	76	24,289
Hologic, Inc. (a)	192	14,255
Johnson & Johnson	720	105,263
Merck & Co., Inc.	377	46,679
Revvity, Inc.	304	31,930
Tenet Healthcare Corporation (a)	319	42,377
The Cigna Group	103	33,922
Thermo Fisher Scientific Inc.	96	52,837
UnitedHealth Group Incorporated	187	95,341
		787,636
Industrials 16.3%
AMETEK, Inc.	301	50,255
Boeing Company, The (a)	92	16,709
CSX Corporation	1,961	65,606
Cummins Inc.	176	48,683
Deere & Company	71	26,677
Dover Corporation	129	23,242
FedEx Corporation	104	31,183
Ferguson Holdings Limited	100	19,384
GE Vernova Inc. (a)	62	10,569
General Dynamics Corporation	151	43,721
General Electric Company	280	44,559
Honeywell International Inc.	147	31,326
IDEX Corporation	119	23,949
L3Harris Technologies, Inc.	185	41,516
Norfolk Southern Corporation	131	28,211
Old Dominion Freight Line, Inc.	133	23,435
Republic Services, Inc.	139	27,072
Rockwell Automation, Inc.	181	49,771
Siemens Aktiengesellschaft - Class N	177	32,857
Union Pacific Corporation	212	48,020
Westinghouse Air Brake Technologies Corporation	400	63,273
		750,018
Energy 10.0%
Chevron Corporation	217	34,017
ConocoPhillips	720	82,320
Diamondback Energy, Inc.	150	30,069
EQT Corporation	1,389	51,365
Exxon Mobil Corporation	459	52,788
Halliburton Company	1,861	62,859
Hess Corporation	41	6,107
Kinder Morgan, Inc.	562	11,169
Range Resources Corporation	1,684	56,448
Schlumberger Limited	1,271	59,980
Williams Companies, Inc., The	368	15,654
		462,776
Consumer Staples 9.6%
Coca-Cola Company, The	1,103	70,179
Colgate-Palmolive Company	596	57,797
Dollar Tree, Inc. (a)	270	28,849
Kenvue Inc.	6,142	111,661
Keurig Dr Pepper Inc.	464	15,498
Mondelez International, Inc. - Class A	311	20,348
Procter & Gamble Company, The	435	71,759
Walmart Inc.	1,021	69,159
		445,250
Information Technology 8.5%
Amphenol Corporation - Class A	487	32,818
Analog Devices, Inc.	152	34,787
Applied Materials, Inc.	95	22,350
Intel Corporation	1,053	32,599
Keysight Technologies, Inc. (a)	320	43,815
Lam Research Corporation	19	20,748
Micron Technology, Inc.	269	35,421
Microsoft Corporation	54	24,340
NXP Semiconductors N.V.	46	12,339
Qualcomm Incorporated	65	12,867
TE Connectivity Ltd. (b)	297	44,667
Texas Instruments Incorporated	377	73,426
		390,177
Materials 4.7%
Franco-Nevada Corporation	150	17,800
Freeport-McMoRan Inc.	665	32,324
International Paper Company	1,059	45,682
Linde Public Limited Company	97	42,627
Martin Marietta Materials, Inc.	39	20,994
Mosaic Company, The	652	18,834
Nutrien Ltd. (c)	137	6,969
Southern Copper Corporation	118	12,663
Wheaton Precious Metals Corp.	371	19,441
		217,334
Consumer Discretionary 4.4%
AutoZone, Inc. (a)	12	36,156
Booking Holdings Inc.	6	24,787
Compagnie Financiere Richemont SA	188	29,293
Hilton Worldwide Holdings Inc.	75	16,430
Home Depot, Inc. , The	62	21,364
McDonald's Corporation	175	44,538
Norwegian Cruise Line Holdings Ltd. (a)	691	12,976
Service Corporation International	92	6,537
Tractor Supply Company	43	11,610
		203,691
Utilities 2.4%
Ameren Corporation	432	30,720
Atmos Energy Corporation	134	15,678
Constellation Energy Group, Inc.	79	15,828
NextEra Energy, Inc.	215	15,243
XCEL Energy Inc.	606	32,345
		109,814
Real Estate 2.3%
Equity Lifestyle Properties, Inc.	333	21,712
ProLogis Inc.	113	12,712
Public Storage Operating Company	149	42,960
Weyerhaeuser Company	999	28,370
		105,754
Communication Services 1.7%
Comcast Corporation - Class A	674	26,390
T-Mobile US, Inc.	285	50,231
		76,621
Total Common Stocks (cost $4,024,173)		4,593,617

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	7,290	7,290
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	2,118	2,118
T. Rowe Price Government Reserve Fund, 5.31% (d) (e)	3,003	3,003
		5,121
Total Short Term Investments (cost $12,411)		12,411
Total Investments 99.9% (cost $4,036,584)		4,606,028
Other Assets and Liabilities, Net 0.1%		5,049
Total Net Assets 100.0%		4,611,077

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	443	88,047	86,372	64	—	—	2,118	—
JNL Government Money Market Fund, 5.31% - Class SL	—	55,889	48,599	19	—	—	7,290	0.2
T. Rowe Price Government Reserve Fund, 5.31%	51,263	213,585	261,845	219	—	—	3,003	0.1
	51,706	357,521	396,816	302	—	—	12,411	0.3

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/31/22	37,882	44,667	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,531,467	62,150	—	4,593,617
Short Term Investments	12,411	—	—	12,411
	4,543,878	62,150	—	4,606,028

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 96.4%
China 74.4%
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	—	—
Bondex Supply Chain Management Co., Ltd. - Class A	16	133
Cloud Village Inc. (b)	12	157
Full Truck Alliance Co. Ltd. - Class A - ADR	14	112
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	40	230
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	37	111
Kanzhun Limited - ADR	6	110
Kweichow Moutai Co., Ltd. - Class A	1	221
Li Ning Company Limited	78	169
NARI Technology Co., Ltd. - Class A	50	173
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	1	152
Qingdao Haier Biomedical Co Ltd - Class A	36	183
Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	52	84
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	77	114
Shenzhen Inovance Technology Co., Ltd. - Class A	20	144
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	4	168
Shenzhou International Group Holdings Limited	29	277
Sieyuan Electric Co., Ltd. - Class A	16	144
Tencent Holdings Limited	13	608
TravelSky Technology Limited - Class H	94	110
Trip.com Group Limited - ADR (b)	3	158
Warom Technology Incorporated Company - Class A	68	207
Yadea Group Holdings Ltd (a)	92	116
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	61	168
		4,049
Hong Kong 8.2%
AIA Group Limited	26	174
Hong Kong Exchanges and Clearing Limited	4	131
Techtronic Industries Company Limited	13	145
		450
Taiwan 8.1%
Airtac International Group	4	121
Allied Supreme Corp.	11	144
MediaTek Inc.	4	175
		440
Netherlands 5.7%
Prosus N.V. - ADR	43	310
Total Common Stocks (cost $5,867)		5,249
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	173	173
Total Short Term Investments (cost $173)		173
Total Investments 99.6% (cost $6,040)		5,422
Other Assets and Liabilities, Net 0.4%		22
Total Net Assets 100.0%		5,444

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	275	2,783	2,885	7	—	—	173	3.2
JNL Government Money Market Fund, 5.31% - Class SL	102	126	228	1	—	—	—	—
	377	2,909	3,113	8	—	—	173	3.2

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	10/16/23	189	230	4.2
Yadea Group Holdings Ltd	05/07/24	177	116	2.2
		366	346	6.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	842	4,407	—	5,249
Short Term Investments	173	—	—	173
	1,015	4,407	—	5,422

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.5%
United States of America 15.8%
AON Public Limited Company - Class A	131	38,578
Arch Capital Group Ltd. (a)	518	52,252
EPAM Systems, Inc. (a)	85	16,006
Ferguson Holdings Limited	247	47,825
Linde Public Limited Company	79	34,777
Steris Public Limited Company	173	38,035
Waste Connections, Inc.	234	40,967
		268,440
United Kingdom 13.7%
3I Group PLC	1,008	38,942
AstraZeneca PLC	421	65,502
BAE Systems PLC	3,559	59,452
Compass Group PLC	1,086	29,607
Experian PLC	869	40,307
		233,810
France 10.3%
L'Oreal	81	35,395
LVMH Moet Hennessy Louis Vuitton	51	38,643
Safran	304	64,368
Schneider Electric SE	155	37,170
		175,576
Netherlands 10.1%
Adyen N.V. (a) (b)	35	41,492
ASM International N.V.	92	69,866
ASML Holding N.V. - ADR	59	60,629
		171,987
Denmark 7.1%
Novo Nordisk A/S - Class B	848	121,248
Canada 6.5%
Canadian Natural Resources Limited	913	32,512
Canadian Pacific Kansas City Limited	861	67,811
Thomson Reuters Corporation	62	10,393
		110,716
Ireland 4.5%
Icon Public Limited Company (a)	245	76,693
Italy 4.2%
Ferrari N.V.	177	72,201
Taiwan 4.1%
Taiwan Semiconductor Manufacturing Company Limited - ADR	400	69,591
Australia 2.9%
Atlassian Corporation - Class A (a)	281	49,662
India 2.8%
ICICI Bank Limited - ADR	1,652	47,584
Argentina 2.7%
MercadoLibre, Inc. (a)	28	46,257
Singapore 2.7%
Sea Limited - Class A - ADR (a)	631	45,066
Brazil 2.6%
NU Holdings Ltd. - Class A (a)	3,452	44,501
South Korea 2.3%
Coupang, Inc. - Class A (a)	1,882	39,433
Sweden 2.2%
Spotify Technology S.A. (a)	119	37,453
Israel 2.1%
Monday.Com Ltd. (a)	149	35,853
Switzerland 1.9%
UBS Group AG	1,121	32,952
Total Common Stocks (cost $1,292,336)		1,679,023
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	30,146	30,146
Total Short Term Investments (cost $30,146)		30,146
Total Investments 100.3% (cost $1,322,482)		1,709,169
Other Assets and Liabilities, Net (0.3)%		(5,706)
Total Net Assets 100.0%		1,703,463

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	8,496	280,379	258,729	873	—	—	30,146	1.8
JNL Government Money Market Fund, 5.31% - Class SL	—	112,228	112,228	55	—	—	—	—
	8,496	392,607	370,957	928	—	—	30,146	1.8

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	09/24/20	41,781	41,492	2.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	220,615	47,825	—	268,440
United Kingdom	—	233,810	—	233,810
France	—	175,576	—	175,576
Netherlands	60,629	111,358	—	171,987
Denmark	—	121,248	—	121,248
Canada	110,716	—	—	110,716
Ireland	76,693	—	—	76,693
Italy	—	72,201	—	72,201
Taiwan	69,591	—	—	69,591
Australia	49,662	—	—	49,662
India	47,584	—	—	47,584
Argentina	46,257	—	—	46,257
Singapore	45,066	—	—	45,066
Brazil	44,501	—	—	44,501
South Korea	39,433	—	—	39,433
Sweden	37,453	—	—	37,453
Israel	35,853	—	—	35,853
Switzerland	—	32,952	—	32,952
Short Term Investments	30,146	—	—	30,146
	914,199	794,970	—	1,709,169

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 34.0%
Energy 6.6%
ChampionX Corporation	27	909
Diamond Offshore Drilling, Inc. (a)	—	3
EQT Corporation	15	553
Hess Corporation	1	177
Marathon Oil Corporation	15	431
Noble Corporation PLC	—	6
SilverBow Resources, Inc. (a)	6	221
Southwestern Energy Company (a)	205	1,382
		3,682
Industrials 5.0%
Carrier Global Corporation (b)	15	959
McGrath RentCorp	5	541
Stericycle, Inc. (a) (b)	22	1,268
		2,768
Financials 4.8%
Aimfinity Investment Corp. I (a)	3	39
Alchemy Investments Acquisition Corp 1 - Class A (a)	12	132
Alpha Star Acquisition Corporation (a)	6	71
AP Acquisition Corp - Class A (a) (c)	12	139
Bowen Acquisition Corp. (a)	6	64
byNordic Acquisition Corporation - Class A (a)	5	51
Cartica Acquisition Corp. - Class A (a)	3	38
Direct Selling Acquisition Corp. - Class A (a)	6	68
Graf Global Corp. (a)	5	48
Haymaker Acquisition Corp. IV - Class A (a)	7	78
Heartland Financial USA, Inc.	3	118
Independent Bank Group, Inc.	4	195
Investcorp India Acquisition Corp. - Class A (a)	25	279
National Western Life Group, Inc. - Class A	1	463
Nuvei Technologies Corp. (b)	17	561
Oak Woods Acquisition Corporation - Class A (a)	8	90
TenX Keane Acquisition (a)	8	88
TMT Acquisition Corp (a)	11	121
Tristar Acquisition I Corp. - Class A (a)	4	49
		2,692
Information Technology 4.4%
ANSYS, Inc. (a)	2	597
HashiCorp, Inc. - Class A (a) (b)	36	1,212
Silicon Motion, Inc. - ADR (b)	8	640
		2,449
Materials 4.1%
DuPont de Nemours, Inc. (b)	11	853
Haynes International, Inc.	12	702
Vale S.A. - ADR (b)	65	731
		2,286
Health Care 3.2%
Axonics, Inc. (a)	—	25
Baxter International Inc. (b)	3	107
BioMarin Pharmaceutical Inc. (a) (b)	4	371
Catalent, Inc. (a)	2	94
Cerevel Therapeutics Holdings, Inc. - Class A (a) (b)	1	58
Inhibrx Biosciences, Inc. (a)	1	15
Olink Holding AB (Publ) - ADR (a)	36	922
Silk Road Medical, Inc. (a)	7	192
		1,784
Consumer Discretionary 2.0%
ETSY, Inc. (a) (b)	13	790
Vizio Holding Corp. - Class A (a) (b)	30	319
		1,109
Communication Services 1.5%
Endeavor Group Holdings, Inc. - Class A (b)	12	317
Liberty Media Corporation - Series A (a) (b)	23	505
		822
Real Estate 1.1%
Crown Castle Inc. (b)	7	645
Consumer Staples 1.1%
Albertsons Companies, Inc. - Class A	32	623
Gold Flora Corporation (a)	9	1
		624
Utilities 0.2%
Atlantica Sustainable Infrastructure PLC	6	125
Total Common Stocks (cost $19,309)		18,986
CORPORATE BONDS AND NOTES 31.3%
Energy 9.0%
California Resources Corporation
7.13%, 02/01/26 (d)	1,042	1,044
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (d)	2,129	2,136
CrownRock, L.P.
5.63%, 10/15/25 (d)	55	55
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (d)	195	199
PGS ASA
13.50%, 03/31/27	1,000	1,106
Summit Midstream Holdings, LLC
9.50%, 10/15/26 (d) (e)	489	503
		5,043
Consumer Discretionary 7.0%
Aramark Services, Inc.
5.00%, 04/01/25 (d)	459	456
Carriage Services, Inc.
4.25%, 05/15/29 (d) (f)	1,533	1,369
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	1,365	602
Everi Holdings Inc.
5.00%, 07/15/29 (d)	308	303
Grubhub Holdings Inc.
5.50%, 07/01/27 (d)	219	199
Light and Wonder International, Inc.
7.00%, 05/15/28 (d) (f)	947	952
		3,881
Communication Services 5.9%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d)	1,024	856
Connect Finco SARL
6.75%, 10/01/26 (d)	776	750
Getty Images, Inc.
9.75%, 03/01/27 (d) (f)	1,229	1,230
TechTarget, Inc.
0.00%, 12/15/26 (g) (h)	498	477
		3,313
Consumer Staples 2.7%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	120	120
10.75%, 06/30/32 (d)	59	57
La Financiere de l'Europe
8.50%, 06/30/28, EUR (g) (i) (j)	464	289
Vector Group Ltd.
10.50%, 11/01/26 (d)	1,025	1,036
		1,502
Industrials 2.3%
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (d) (f)	1,304	1,305
Health Care 2.3%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	353	338
3.50%, 04/01/30 (d)	298	285
Cerevel Therapeutics Holdings, Inc.
2.50%, 08/15/27 (d) (g)	581	636
		1,259
Utilities 1.5%
Encavis Finance B.V.
1.88%, (100, 11/24/27), EUR (e) (g) (j) (k)	800	815
Financials 0.6%
MoneyGram International, Inc.
9.00%, 06/01/30 (d)	188	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Western Asset Mortgage Capital Corporation
6.75%, 09/15/24 (g)	153	151
		337
Total Corporate Bonds And Notes (cost $18,424)		17,455
INVESTMENT COMPANIES 4.4%
Ares Dynamic Credit Allocation Fund, Inc.	2	29
BlackRock MuniYield Quality Fund III, Inc.	10	111
Blackstone Senior Floating Rate 2027 Term Fund	12	162
Blackstone Strategic Credit Fund	14	172
First Trust Senior Floating Rate Income Fund II	3	26
Franklin Universal Trust	40	270
Invesco Municipal Opportunity Trust	27	269
Invesco Value Municipal Income Trust	11	137
Nuveen Amt-Free Municipal Credit Income Fund	3	39
Nuveen AMT-Free Quality Municipal Income Fund	36	416
Nuveen Credit Strategies Income Fund	64	356
Nuveen Enhanced Municipal Credit Income Fund	16	193
Nuveen Municipal Value Fund	2	16
Nuveen New York AMT-Free Quality Municipal Income Fund	12	128
Nuveen Preferred and Income Term Fund	5	98
Saba Capital Income & Opportunities Fund	4	30
Total Investment Companies (cost $2,484)		2,452
OTHER EQUITY INTERESTS 3.7%
Altaba Inc. (a) (l) (m)	839	2,076
Pershing Square Tontine Holdings, Ltd. (a) (l) (m)	16	—
Total Other Equity Interests (cost $2,214)		2,076
PREFERRED STOCKS 2.1%
Financials 2.1%
Federal Home Loan Mortgage Corporation, 8.38%, (25, 12/31/27) (a) (f) (k) (n)	240	1,151
Federal National Mortgage Association, Inc. - Series S, 8.25%, (25, 12/31/25) (a) (k) (n)	5	25
Total Preferred Stocks (cost $654)		1,176
SENIOR FLOATING RATE INSTRUMENTS 1.9%
Communication Services 1.9%
Syniverse Holdings, Inc.
2022 Term Loan, 12.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (o)	1,081	1,049
Total Senior Floating Rate Instruments (cost $1,053)		1,049
RIGHTS 0.6%
Akouos, Inc. (a) (l)	11	8
Bristol-Myers Squibb Company (a) (l)	92	124
Bukit Jalil Global Acquisition 1 Ltd (a)	4	1
ESH Acquisition Corp. (a)	11	1
Golden Star Acquisition Corporation (a)	7	2
Inhibrx, Inc. (a) (l)	4	3
Pan American Silver Corp. (a)	429	198
Pershing Square SPARC Holdings, Ltd. (a) (l)	4	1
Spring Valley Acquisition Corp. II (a)	3	—
TMT Acquisition Corp (a)	8	3
Total Rights (cost $613)		341
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	280	269
Total Non-U.S. Government Agency Asset-Backed Securities (cost $270)		269
WARRANTS 0.1%
Airship AI Holdings Inc. (a)	90	31
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (l)	120	—
Alchemy Investments Acquisition Corp 1 (a)	6	1
Allurion Technologies, Inc. (a)	6	1
Altenergy Acquisition Corp. (a)	2	—
Amprius Technologies Operating, Inc. (a)	10	2
Ares Acquisition Corp. (a)	11	1
Arogo Capital Acquisition Corporation (a)	6	—
Bridger Aerospace Group Holdings, Inc. (a)	12	1
Bukit Jalil Global Acquisition 1 Ltd (a)	2	—
Buzzfeed, Inc. (a)	7	1
Capri Listco (a)	14	—
Cartesian Growth Corporation II (a)	2	—
Cero Therapeutics Holdings, Inc. (a)	2	—
Cetus Capital Acquisition Corp. (a)	17	—
Corner Growth Acquisition Corp. (a) (l)	4	1
ECARX Holdings Inc. (a)	12	—
EVe Mobility Acquisition Corp (a)	3	—
Evergreen Corp. (a)	6	—
Foxo Technologies Inc. (a) (l)	11	—
Freightos Ltd (a)	2	—
Getaround Operating, Inc. (a)	5	—
Global Blockchain Acquisition Corp. (a)	23	—
Goal Acquisitions Corp. (a)	119	1
Grove Collaborative Holdings, Inc. (a)	5	—
Haymaker Acquisition Corp. IV (a)	4	1
iLearningEngines, Inc. (a)	16	11
Inflection Point Acquisition Corp. II (a)	5	1
International Media Acquisition Corp. (a)	19	—
Jaws Mustang Acquisition Corp. (a)	8	1
Kensington Capital Acquisition Corp. V (a)	19	1
KLDiscovery Ontrack, LLC (a)	78	—
LeddarTech Holdings Inc. (a)	37	1
Moneylion Technologies Inc. (a)	34	3
Movella Holdings Inc. (a) (l)	5	—
New Horizon Aircraft Ltd. (a)	28	—
Newbury Street Acquisition Corporation (a)	13	1
Oak Woods Acquisition Corporation (a)	21	—
Pear Therapeutics (US), Inc. (a) (l)	16	—
Plum Acquisition Corp. I (a)	5	—
Pyrophyte Acquisition Corp. (a)	3	—
Q-Si Operations Inc. (a)	13	2
RMG Acquisition Corp. III (a)	9	—
Slam Corp. (a)	10	2
Spring Valley Acquisition Corp. II (a)	1	—
Target Global Acquisition I Corp. (a)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Vaso Holding Corporation (a)	30	1
Volato Group, Inc. (a)	5	—
Whole Earth Brands, Inc. (a)	10	1
XBP Europe Holdings, Inc. (a)	6	—
Zapp Electric Vehicles Group Limited (a)	5	—
Zeo Energy Corp. (a)	2	—
Total Warrants (cost $405)		66
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 5.21% (p) (q)	2,283	2,283
Total Short Term Investments (cost $2,283)		2,283
Total Investments 82.7% (cost $47,709)		46,153
Total Securities Sold Short (1.7)% (proceeds $1,007)		(963)
Total Purchased Options 0.4% (cost $136)		199
Other Derivative Instruments (1.8)%		(1,009)
Other Assets and Liabilities, Net 20.4%		11,401
Total Net Assets 100.0%		55,781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $14,617 and 26.2% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.1% of the Fund’s net assets.

(o) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.0%)
U.S. Treasury Note (1.0%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(585)
Total Government And Agency Obligations (proceeds $626)		(585)
COMMON STOCKS (0.7%)
Information Technology (0.3%)
Synopsys, Inc.	—	(159)
Energy (0.2%)
Crescent Energy Company - Class A	(7)	(85)
Financials (0.1%)
Southstate Corporation	(1)	(79)
Communication Services (0.1%)
Sirius XM Holdings Inc.	(12)	(33)
Industrials (0.0%)
WillScot Mobile Mini Holdings Corp. - Class A	(1)	(22)
Total Common Stocks (proceeds $381)		(378)
Total Securities Sold Short (1.7%) (proceeds $1,007)		(963)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	—	53,538	51,255	94	—	—	2,283	4.1

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Encavis Finance B.V., 1.88% (callable at 100, 11/24/27)	04/09/24	824	815	1.5
La Financiere de l'Europe, 8.50%, 06/30/28	04/03/24	354	289	0.5
		1,178	1,104	2.0

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Put	65.00	07/19/24	130	845	77
Baxter International Inc.	Put	30.00	08/16/24	367	1,101	14
BioMarin Pharmaceutical Inc.	Put	80.00	07/19/24	45	360	3
Carrier Global Corporation	Put	50.00	09/20/24	152	760	4
Cerevel Therapeutics Holdings, Inc.	Put	35.00	12/20/24	97	340	15
Crown Castle Inc.	Put	90.00	07/19/24	52	468	2
Crown Castle Inc.	Put	87.50	07/19/24	14	123	—
DuPont de Nemours, Inc.	Put	65.00	09/20/24	70	455	2
ETSY, Inc.	Put	55.00	07/19/24	134	737	7
Silicon Motion, Inc.	Put	72.50	07/19/24	79	573	3
SPDR S&P 500 ETF Trust	Put	540.00	07/19/24	67	3,618	21
SPDR S&P 500 ETF Trust	Put	530.00	07/19/24	9	477	1
Vale S.A.	Put	12.00	07/19/24	187	224	17
Vale S.A.	Put	11.00	07/19/24	191	210	4
Vale S.A.	Put	11.00	08/16/24	730	803	27
						197

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	160.00	07/19/24	15	EUR	240	1
Siemens Aktiengesellschaft	GSC	Put	EUR	156.00	07/19/24	15	EUR	234	1
									2

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Apartment Income REIT Corp.	Call	40.00	07/19/24	2	8	—
Ball Corporation	Call	70.00	07/19/24	130	910	—
Baxter International Inc.	Call	35.00	08/16/24	367	1,285	(31)
BioMarin Pharmaceutical Inc.	Call	85.00	07/19/24	45	383	(4)
Carrier Global Corporation	Call	57.50	09/20/24	152	874	(127)
Cerevel Therapeutics Holdings, Inc.	Call	45.00	08/16/24	1	5	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	12/20/24	84	378	(1)
Crescent Energy Company	Call	12.50	09/20/24	49	61	(3)
Crown Castle Inc.	Call	95.00	07/19/24	52	494	(22)
Crown Castle Inc.	Call	92.50	07/19/24	14	130	(8)
DuPont de Nemours, Inc.	Call	75.00	09/20/24	106	795	(73)
Endeavor Group Holdings, Inc.	Call	27.00	08/16/24	299	807	(5)
Endeavor Group Holdings, Inc.	Call	27.00	11/15/24	58	157	(2)
ETSY, Inc.	Call	60.00	07/19/24	134	804	(22)
HashiCorp, Inc.	Call	35.00	07/19/24	58	203	(2)
Liberty Media Corporation	Call	22.50	07/19/24	156	351	(11)
Liberty Media Corporation	Call	20.00	07/19/24	6	12	(2)
Nuvei Technologies Corp.	Call	35.00	09/20/24	62	217	—
Silicon Motion, Inc.	Call	80.00	07/19/24	79	632	(24)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
SPDR S&P 500 ETF Trust	Call	555.00	07/19/24	28	1,554	(5)
SPDR S&P 500 ETF Trust	Put	525.00	07/19/24	42	2,205	(4)
Stericycle, Inc.	Call	65.00	08/16/24	4	26	—
Vale S.A.	Call	13.00	07/19/24	357	464	—
Vale S.A.	Call	12.00	07/19/24	191	229	(1)
Vizio Holding Corp.	Call	11.00	08/16/24	135	149	(3)
						(350)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	170.00	07/19/24	15	EUR	255	(11)
Siemens Aktiengesellschaft	GSC	Call	EUR	164.00	07/19/24	15	EUR	246	(18)
									(29)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	07/16/24	EUR	148	159	(3)
EUR/USD	GSC	07/16/24	EUR	10	10	—
USD/AUD	GSC	10/29/24	AUD	(1,907)	(1,275)	(25)
USD/AUD	GSC	10/29/24	AUD	(410)	(274)	—
USD/EUR	GSC	07/16/24	EUR	(158)	(169)	2
USD/EUR	GSC	08/01/24	EUR	(501)	(537)	4
USD/EUR	JPM	09/12/24	EUR	(296)	(319)	2
USD/EUR	GSC	09/18/24	EUR	(351)	(378)	—
USD/EUR	GSC	09/24/24	EUR	(320)	(344)	1
USD/EUR	JPM	09/24/24	EUR	(346)	(373)	1
USD/EUR	GSC	09/25/24	EUR	(741)	(797)	—
USD/EUR	JPM	12/13/24	EUR	(800)	(864)	12
USD/EUR	GSC	12/18/24	EUR	(65)	(70)	—
USD/EUR	SSB	12/18/24	EUR	(71)	(77)	—
USD/JPY	GSC	07/17/24	JPY	(144,678)	(901)	58
USD/JPY	SSB	07/17/24	JPY	(8,809)	(55)	—
USD/SEK	GSC	12/17/24	SEK	(5,942)	(565)	(10)
USD/SEK	GSC	12/17/24	SEK	(966)	(92)	—
					(6,921)	42

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Stericycle, Inc. (MT)	OBFR +0.61% (Q)	BCL	06/10/25 ††	607	—	(10)
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	12/22/24 ††	—	—	3
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/20/24 ††	—	—	52
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/25 ††	20	—	4
Altium Limited (MT)	OBFR +0.61% (Q)	GSC	02/28/25 ††	1,445	—	80
Amedisys, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/01/24 ††	1,918	—	(8)
Axonics, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	1,705	—	(16)
Ball Corporation (MT)	OBFR +0.61% (Q)	GSC	01/02/25 ††	748	—	31
Baxter International Inc. (MT)	OBFR +0.61% (Q)	GSC	01/18/25 ††	1,419	—	(291)
Capri Holdings Limited (MT)	OBFR +0.61% (Q)	GSC	08/24/24 ††	1,415	—	(407)
Catalent, Inc. (MT)	OBFR +0.61% (Q)	GSC	05/28/25 ††	1,096	—	26
Cerevel Therapeutics Holdings, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	561	—	(3)
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	09/11/24 ††	317	—	13
Darktrace PLC (MT)	OBFR +0.85% (Q)	GSC	06/06/25 ††	430	—	(7)
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25 ††	109	—	19
Endeavor Group Holdings, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/23/24 ††	2,387	—	109
Equitrans Midstream Corporation (MT)	OBFR +0.61% (Q)	GSC	04/26/25 ††	1,093	—	(77)
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/23/25 ††	5,669	—	76
Juniper Networks, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/17/25 ††	1,038	—	(21)
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25 ††	611	—	19
McGrath RentCorp (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	736	—	(109)
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25 ††	138	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Redrow PLC (MT)	OBFR +0.61% (Q)	GSC	02/10/25 ††	45	—	2
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/25 ††	73	—	—
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	02/10/25 ††	952	—	(47)
Siemens Aktiengesellschaft (MT)	OBFR +0.61% (Q)	GSC	05/20/25 ††	553	—	4
Thyssenkrupp AG (MT)	OBFR +0.61% (Q)	GSC	06/13/25 ††	725	—	(286)
Topdanmark A/S (MT)	OBFR +0.61% (Q)	GSC	06/20/25 ††	92	—	1
United States Steel Corporation (MT)	OBFR +0.61% (Q)	GSC	08/17/24 ††	2,167	—	(152)
Vale S.A. (MT)	OBFR +0.61% (Q)	GSC	01/18/25 ††	480	—	(44)
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/30/24 ††	353	—	(19)
WestRock Company (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	2,398	—	275
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	05/08/25 ††	249	—	2
Darktrace PLC (MT)	OBFR +0.49% (Q)	JPM	06/10/25 ††	726	—	(6)
DS Smith PLC (MT)	OBFR +0.46% (Q)	JPM	05/08/25 ††	654	—	96
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	11/25/24 ††	714	—	144
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/24 ††	418	—	33
					—	(514)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	02/05/25 ††	(330)	—	(93)
Barratt Developments PLC (MT)	OBFR -0.35% (Q)	GSC	02/10/25 ††	(47)	—	(1)
Chesapeake Energy Corporation (MT)	OBFR -0.75% (Q)	GSC	05/17/25 ††	(1,566)	—	145
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24 ††	(6,615)	—	195
ConocoPhillips (MT)	OBFR -0.35% (Q)	GSC	05/30/25 ††	(429)	—	(9)
Crescent Energy Company (MT)	OBFR -0.35% (Q)	GSC	05/29/25 ††	(46)	—	2
EQT Corporation (MT)	OBFR -0.35% (Q)	GSC	04/23/25 ††	(1,530)	—	70
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(232)	—	(6)
Noble Corporation PLC (MT)	OBFR -0.35% (M)	GSC	06/17/25 ††	(8)	—	—
Sampo Oyj (MT)	OBFR -0.27% (Q)	GSC	06/20/25 ††	(93)	—	(2)
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	GSC	09/12/24 ††	(1,922)	—	(450)
Southstate Corporation (MT)	OBFR -0.35% (Q)	GSC	05/29/25 ††	(114)	—	(3)
Synopsys, Inc. (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(212)	—	(10)
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25 ††	(118)	—	(4)
WillScot Mobile Mini Holdings Corp. (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(467)	—	24
Chesapeake Energy Corporation (MT)	OBFR -0.53% (Q)	JPM	05/20/25 ††	(204)	—	21
EQT Corporation (MT)	OBFR -0.25% (Q)	JPM	05/24/25 ††	(115)	—	9
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25 ††	(625)	—	(55)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25 ††	(963)	—	9
					—	(158)

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	18,847	139	—	18,986
Corporate Bonds And Notes	—	17,455	—	17,455
Investment Companies	2,452	—	—	2,452
Other Equity Interests	—	—	2,076	2,076
Preferred Stocks	1,176	—	—	1,176
Senior Floating Rate Instruments	—	1,049	—	1,049
Rights	205	—	136	341
Non-U.S. Government Agency Asset-Backed Securities	—	269	—	269
Warrants	65	—	1	66
Short Term Investments	2,283	—	—	2,283
	25,028	18,912	2,213	46,153
Liabilities - Securities
Government And Agency Obligations	—	(585)	—	(585)
Common Stocks	(378)	—	—	(378)
	(378)	(585)	—	(963)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	197	—	—	197
OTC Purchased Options	—	2	—	2
Open Forward Foreign Currency Contracts	—	80	—	80
OTC Total Return Swap Agreements	—	1,409	55	1,464
	197	1,491	55	1,743
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(350)	—	—	(350)
OTC Written Options	—	(29)	—	(29)
Open Forward Foreign Currency Contracts	—	(38)	—	(38)
OTC Total Return Swap Agreements	—	(2,136)	—	(2,136)
	(350)	(2,203)	—	(2,553)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 52.7%
United States of America 23.9%
Air Lease Corporation
3.70%, 04/15/30, EUR	1,460	1,530
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,528
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (b)	1,090	998
American Express Company
3.55%, (100, 09/15/26) (c)	1,320	1,230
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (a)	200	169
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,480
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,366
Bank of America Corporation
5.29%, 04/25/34	660	651
4.08%, 03/20/51	2,840	2,266
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	1,238
CCO Holdings, LLC
4.50%, 05/01/32	1,800	1,452
Centene Corporation
4.63%, 12/15/29	1,660	1,564
Charter Communications Operating, LLC
3.50%, 06/01/41	670	449
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	862
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,314
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	1,829
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,696
Devon Energy Corporation
5.85%, 12/15/25	870	872
5.00%, 06/15/45	470	401
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	2,480	2,334
DISH DBS Corporation
5.75%, 12/01/28 (a) (b)	3,020	2,078
Diversified Healthcare Trust
9.75%, 06/15/25	766	765
Energy Transfer LP
5.60%, 09/01/34	1,440	1,427
8.00%, 05/15/54	380	398
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,274
EQT Corporation
5.00%, 01/15/29	2,120	2,081
Ford Motor Company
3.25%, 02/12/32	2,000	1,653
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,075
Goldman Sachs Group Inc, The
3.65%, (100, 08/10/26) (c)	1,340	1,248
6.38%(3 Month Term SOFR + 1.03%), (c) (d)	540	465
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)	790	824
8.50%, 01/15/31, GBP (a)	140	189
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	892
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	1,000	955
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	2,144
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,298
Netflix, Inc.
4.88%, 06/15/30 (a)	1,830	1,801
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,125
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	909
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,751
Ray Financing LLC
6.50%, 07/15/31, EUR	650	696
Rockies Express Pipeline LLC
6.88%, 04/15/40 (a)	1,430	1,368
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	500	504
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32 (b)	300	340
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,930
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	1,695
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,405
Targa Resources Partners LP
5.50%, 03/01/30	1,000	992
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	740	646
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	640	546
The Cigna Group
4.80%, 08/15/38	510	469
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,384
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,376
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,487
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	990
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	1,027
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,804
Wells Fargo & Company
5.88%, (100, 06/15/25) (c) (e)	1,510	1,506
5.39%, 04/24/34	780	771
4.61%, 04/25/53	940	804
Western Midstream Operating, LP
3.95%, 06/01/25	710	698
5.50%, 08/15/48	500	431
5.25%, 02/01/50 (e) (f)	1,380	1,199
Williams Companies, Inc., The
5.75%, 06/24/44	2,200	2,155
		86,804
United Kingdom 5.4%
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,477
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	2,078
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (h)	2,800	2,790
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,596
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (h)	1,060	1,179
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	470	523
7.25%, 07/01/28, EUR (a)	430	479
Pinewood Finco PLC
6.00%, 03/27/30, GBP (a)	1,140	1,412
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (a)	700	937
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (g)	1,030	1,252
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Whitbread PLC
2.38%, 05/31/27, GBP (g)	2,340	2,697
		19,545
France 3.6%
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,476
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,433
Altice France Holding S.A.
8.13%, 02/01/27 (a)	820	615
Banijay Entertainment
7.00%, 05/01/29, EUR (a)	590	657
BNP Paribas
7.38%, (100, 08/19/25) (c) (g) (h)	2,730	2,723
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (g) (h)	2,090	2,612
Goldstory
6.75%, 02/01/30, EUR (a)	680	736
IPD 3 B.V.
8.00%, 06/15/28, EUR (a)	260	292
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,246
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,204
		12,994
Netherlands 2.8%
Boels Topholding B.V.
5.75%, 05/15/30, EUR (a)	660	716
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (g)	1,200	1,184
3.65%, 04/06/28 (a)	500	477
IPD 3 B.V.
7.09%, 06/15/31, EUR (d)	370	396
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,814
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,230
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,372
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,347
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,706
		10,242
Multi-National 2.1%
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,657
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,831
		7,488
Argentina 1.6%
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	1,927
Pan American Energy S.L.
8.50%, 04/30/32 (a)	1,100	1,153
YPF S.A.
8.50%, 07/28/25 (a)	2,780	2,741
		5,821
Germany 1.6%
Allianz SE
3.20%, (100, 10/30/27) (c) (g)	2,200	1,809
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	995
CT Investment GmbH
6.38%, 04/15/30, EUR (a)	420	450
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	1,200	1,326
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,216
		5,796
Spain 1.3%
Cellnex Telecom, S.A.
2.00%, 02/15/33, EUR (g)	2,200	1,995
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,264
Via Celere Desarrollos Inmobiliarios SA
5.25%, 04/01/26, EUR (g)	1,380	1,461
		4,720
Mexico 1.3%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	2,980	2,716
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	2,240	2,003
		4,719
Kazakhstan 1.2%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (a)	980	955
3.50%, 04/14/33 (a) (b)	1,130	927
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,422
		4,304
Italy 1.0%
Enel Finance International N.V.
6.80%, 10/14/25 (a) (e)	2,040	2,073
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (g)	1,750	1,744
		3,817
Morocco 0.9%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,271
Israel 0.9%
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	533
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	2,065
8.13%, 09/15/31	520	578
		3,176
Canada 0.8%
MEG Energy Corp.
7.13%, 02/01/27 (a)	1,438	1,459
Open Text Corporation
3.88%, 02/15/28 (a)	510	472
4.13%, 02/15/30 (a)	1,000	902
		2,833
Brazil 0.8%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,888
Suzano Austria GmbH
5.00%, 01/15/30	950	898
		2,786
South Africa 0.7%
K2016470219 (South Africa) Ltd
0.00%, 05/07/49, EUR (a) (i) (j) (k)	4,042	4
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,590
		2,594
Sweden 0.6%
Apollo Swedish Bidco AB
8.59%, 07/05/29, EUR (d)	510	546
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,482
		2,028
Ireland 0.4%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	619

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	1,503	931
		1,550
Switzerland 0.4%
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,373
Zambia 0.3%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,240	1,208
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (g) (h)	1,100	1,153
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,065
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	759
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (a)	580	585
Singapore 0.1%
Cromwell EREIT Lux Finco S.a r.l.
2.13%, 11/19/25, EUR (g)	361	370
Total Corporate Bonds And Notes (cost $196,268)		191,001
GOVERNMENT AND AGENCY OBLIGATIONS 33.3%
United States of America 20.9%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 06/25/29 (d)	670	708
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 10/25/41 (d)	960	987
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 8.09%, (SOFR 30-Day Average + 2.75%), 12/25/41 (d)	750	766
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 10.89%, (SOFR 30-Day Average + 5.55%), 01/25/43 (d)	270	299
Federal Home Loan Mortgage Corporation
2.50%, 04/01/42	941	809
3.00%, 07/01/42	174	154
2.00%, 08/01/42	373	310
6.50%, 02/01/54	97	99
6.00%, 04/01/54	898	905
Series 2022-M2-DNA6, REMIC, 11.09%, (SOFR 30-Day Average + 5.75%), 09/25/42 (d)	420	469
Series 2020-B1-DNA5, REMIC, 9.87%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	1,041
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	147	146
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (d)	801	758
Federal National Mortgage Association, Inc.
2.00%, 02/01/42 - 05/01/42	5,655	4,696
2.50%, 03/01/42 - 09/01/42	272	234
3.00%, 05/01/42	129	114
TBA, 3.00%, 07/15/54 (l)	300	255
TBA, 5.50%, 07/15/54 (l)	700	690
TBA, 6.50%, 07/15/54 (l)	100	102
Government National Mortgage Association
TBA, 2.00%, 07/15/54 (l)	200	162
TBA, 3.00%, 07/15/54 (l)	100	87
TBA, 4.00%, 07/15/54 (l)	100	92
TBA, 5.00%, 07/15/54 (l)	1,000	974
TBA, 5.50%, 07/15/54 (l)	2,400	2,381
TBA, 6.00%, 07/15/54 (l)	1,400	1,406
TBA, 6.50%, 07/15/54 (l)	1,000	1,014
Treasury, United States Department of
1.63%, 02/15/26	8,430	8,006
2.00%, 11/15/26	11,610	10,924
0.63%, 03/31/27	4,980	4,479
3.63%, 03/31/28 - 05/15/53	6,520	6,196
4.63%, 04/30/29 - 09/30/30	2,360	2,390
2.88%, 05/15/32	8,500	7,658
4.13%, 11/15/32	1,970	1,937
4.00%, 11/15/42	3,950	3,640
3.88%, 02/15/43	1,280	1,157
4.38%, 08/15/43	5,381	5,194
4.50%, 02/15/44	3,680	3,610
3.00%, 08/15/52	750	564
4.75%, 11/15/53	240	248
		75,661
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
10.00%, 12/05/24, MXN	13,340	725
7.50%, 06/03/27, MXN	235,910	12,004
		12,729
South Africa 2.0%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	4,096
5.75%, 09/30/49	4,030	3,033
		7,129
Poland 1.9%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	6,813
Brazil 1.3%
Presidencia da Republica
10.00%, 01/01/25 - 01/01/27, BRL	26,220	4,651
Indonesia 0.8%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	42,084,000	2,521
7.00%, 05/15/27, IDR	9,470,000	583
		3,104
Egypt 0.7%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,576
Argentina 0.7%
Gobierno de la Provincia de Buenos Aires
6.38%, 09/01/37 (a) (e)	2,710	1,124
Ministerio De Gobierno
6.99%, 06/01/27 (e) (g)	500	421
6.99%, 06/01/27 (a) (e)	1,000	843
		2,388
Colombia 0.5%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,733
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	1,031
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	989
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	932
Kenya 0.2%
Kenya, Government of
9.75%, 02/16/31 (a)	940	898
Total Government And Agency Obligations (cost $123,316)		120,634
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.8%
United States of America 4.8%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.14%, 04/25/26 (d)	961	870
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,251	1,159
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 7.38%, (1 Month Term SOFR + 2.05%), 09/15/34 (d)	1,199	1,151
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,422	1,283

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,226	1,082
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.52%, 11/18/26 (d)	930	818
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.09%, 05/25/65 (d)	870	861
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	498	397
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (d)	1,040	978
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 7.50%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	566	499
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (d)	816	816
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	458	424
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,313	1,328
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,142
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (e)	876	874
RIAL 2022-FL8 D
Series 2022-D-FL8, 10.07%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	940
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	961	795
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 05/15/28 (d)	280	263
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,060	963
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (e)	826	806
Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,631)		17,449
SENIOR FLOATING RATE INSTRUMENTS 4.4%
United States of America 4.4%
Alterra Mountain Company
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 3.25%), 08/17/28 (d)	2,450	2,454
APi Group DE, Inc.
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 01/03/29 (d)	1,489	1,487
Asurion LLC
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (d)	2,456	2,435
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (1 Month Term SOFR + 2.75%), 06/30/28 (d)	2,450	2,446
Fugue Finance B.V.
2023 USD Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 01/31/28 (d)	701	706
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.46%, (3 Month SOFR + 2.00%), 11/15/27 (d)	1,359	1,335
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.94%, (SOFR + 2.50%), 06/13/26 (d)	1,476	1,479
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	2,456	2,455
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (d)	1,341	1,343
Total Senior Floating Rate Instruments (cost $15,988)		16,140
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (m)	14,399	—
Edcon Holdings Ltd. (g) (m)	124,902	—
Edcon Holdings Ltd. (g) (m)	624	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 5.21% (n) (o)	16,281	16,281
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.31% (n) (o)	1,816	1,816
Total Short Term Investments (cost $18,097)		18,097
Total Investments 100.2% (cost $371,406)		363,321
Other Derivative Instruments (0.2)%		(714)
Other Assets and Liabilities, Net (0.0)%		(79)
Total Net Assets 100.0%		362,528

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $83,760 and 23.1% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $7,195.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	16,649	49,670	50,038	338	—	—	16,281	4.5
JNL Government Money Market Fund, 5.31% - Class SL	2,957	18,956	20,097	48	—	—	1,816	0.5
	19,606	68,626	70,135	386	—	—	18,097	5.0

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	1,809	0.5
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,486	1,476	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,502	1,433	0.4
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	956	995	0.3
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,775	2,723	0.8
Cellnex Telecom, S.A., 2.00%, 02/15/33	10/31/23	1,818	1,995	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,184	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,141	2,477	0.7
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,612	0.7
Cromwell EREIT Lux Finco S.a r.l., 2.13%, 11/19/25	08/17/23	363	370	0.1
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	2,006	2,078	0.6
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,489	1,373	0.4
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,187	1,246	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,194	1,264	0.4
Loxama, 3.75%, 07/15/26	05/06/22	1,164	1,204	0.3
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	409	421	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	01/11/24	1,359	1,326	0.4
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,153	0.3
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	479	523	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,209	1,252	0.4
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	962	1,031	0.3
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	1,563	1,744	0.5
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,177	1,230	0.3
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,173	1,216	0.3
Via Celere Desarrollos Inmobiliarios SA, 5.25%, 04/01/26	03/17/23	1,407	1,461	0.4
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,154	1,125	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,501	2,697	0.7
		37,965	39,418	10.9

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	229	September 2024	EUR	29,829	(103)	337
Long Gilt	77	September 2024	GBP	7,458	(42)	72
United States 5 Year Note	530	October 2024		56,420	(27)	66
					(172)	475
Short Contracts
United States 10 Year Note	(160)	September 2024		(17,466)	43	(132)
United States 10 Year Ultra Bond	(13)	September 2024		(1,483)	6	8
United States Long Bond	(10)	September 2024		(1,170)	10	(13)
United States Ultra Bond	(3)	September 2024		(382)	11	6
					70	(131)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/19/24	AUD	5,998	4,003	84
EUR/USD	BNP	07/19/24	EUR	1,907	2,044	(35)
GBP/USD	BNP	07/19/24	GBP	1,005	1,270	14
GBP/USD	CIT	07/19/24	GBP	2,434	3,077	(53)
GBP/USD	MSC	07/19/24	GBP	1,043	1,319	(1)
JPY/USD	BNP	07/19/24	JPY	1,661,365	10,354	(759)
PLN/EUR	GSC	07/19/24	EUR	(91)	(98)	(1)
TRY/USD	CIT	09/13/24	TRY	29,602	836	—
USD/CNY	CIT	07/19/24	CNY	(26,926)	(3,713)	16
USD/EUR	BOA	07/19/24	EUR	(36,210)	(38,811)	(117)
USD/EUR	CIT	07/19/24	EUR	(920)	(986)	—
USD/GBP	CIT	07/19/24	GBP	(21,273)	(26,894)	(207)
USD/MXN	CIT	07/19/24	MXN	(48,500)	(2,644)	43
USD/MXN	JPM	07/19/24	MXN	(79,241)	(4,320)	442
USD/PLN	GSC	07/19/24	PLN	(11,501)	(2,856)	49
USD/TWD	GSC	07/19/24	TWD	(129,815)	(4,009)	63
USD/ZAR	GSC	07/19/24	ZAR	(76,788)	(4,215)	(183)
ZAR/USD	CIT	07/19/24	ZAR	37,524	2,060	33
					(63,583)	(612)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	191,001	—	191,001
Government And Agency Obligations	—	120,634	—	120,634
Non-U.S. Government Agency Asset-Backed Securities	—	17,449	—	17,449
Senior Floating Rate Instruments	—	16,140	—	16,140
Common Stocks	—	—	—	—
Short Term Investments	18,097	—	—	18,097
	18,097	345,224	—	363,321
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	489	—	—	489
Open Forward Foreign Currency Contracts	—	744	—	744
	489	744	—	1,233
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(145)	—	—	(145)
Open Forward Foreign Currency Contracts	—	(1,356)	—	(1,356)
	(145)	(1,356)	—	(1,501)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 97.4%
Japan 14.9%
Chugai Pharmaceutical Co., Ltd.	309	10,982
Daiichi Sankyo Company, Limited	443	15,269
Hoya Corporation	202	23,525
ITOCHU Corporation	185	9,060
Keyence Corporation	34	14,944
Lasertec Co., Ltd.	65	14,582
Mitsui & Co., Ltd.	410	9,339
Shin-Etsu Chemical Co., Ltd.	349	13,597
SMC Corporation	20	9,387
Tokio Marine Holdings, Inc.	534	19,952
Tokyo Electron Limited	127	27,764
		168,401
France 12.5%
Airbus SE	106	14,575
Capgemini France	66	13,189
Dassault Systemes	223	8,390
L'Oreal	34	14,893
LVMH Moet Hennessy Louis Vuitton	20	15,057
Safran	86	18,259
Schneider Electric SE	89	21,515
Thales	64	10,195
TotalEnergies SE	187	12,505
VINCI	122	12,828
		141,406
United Kingdom 12.3%
3I Group PLC	379	14,631
AstraZeneca PLC	143	22,198
BAE Systems PLC	857	14,311
Compass Group PLC	686	18,704
Experian PLC	430	19,957
Haleon PLC	3,254	13,245
Halma Public Limited Company	374	12,760
London Stock Exchange Group PLC	203	24,023
		139,829
Taiwan 7.2%
MediaTek Inc.	630	27,312
Taiwan Semiconductor Manufacturing Company Limited	1,826	54,281
		81,593
Canada 6.5%
Canadian Pacific Kansas City Limited (a)	190	14,988
Constellation Software Inc.	5	15,827
Dollarama Inc.	189	17,249
Intact Financial Corporation	90	15,049
Shopify Inc. - Class A (b)	167	11,003
		74,116
India 5.3%
HDFC Bank Limited	1,039	20,911
ICICI Bank Limited	822	11,809
Reliance Industries Limited	713	26,737
		59,457
Netherlands 5.0%
ASML Holding N.V.	44	45,451
BE Semiconductor Industries N.V.	70	11,636
		57,087
Switzerland 5.0%
ABB Ltd - Class N	285	15,794
Lonza Group AG	23	12,731
Partners Group Holding AG	12	15,401
Sika AG	43	12,387
		56,313
Denmark 4.8%
DSV A/S	78	11,861
Novo Nordisk A/S - Class B	296	42,378
		54,239
Spain 3.5%
Amadeus IT Holding, S.A. (c)	297	19,738
Industria de Diseno Textil, S.A.	410	20,299
		40,037
Ireland 3.5%
Icon Public Limited Company (b)	82	25,817
Kingspan Group Public Limited Company	157	13,363
		39,180
Sweden 3.4%
Atlas Copco Aktiebolag - Class A	1,360	25,492
Evolution AB (publ) (c)	126	13,091
		38,583
South Korea 3.3%
Samsung Electronics Co., Ltd.	253	14,886
SK Hynix Inc.	132	22,678
		37,564
Germany 2.6%
Infineon Technologies AG - Class N	316	11,551
SAP SE	88	17,681
		29,232
Italy 2.0%
Ferrari N.V.	30	12,473
Moncler S.p.A.	175	10,650
		23,123
China 1.8%
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	74	9,863
Trip.com Group Limited (b)	215	10,258
		20,121
Argentina 1.7%
MercadoLibre, Inc. (b)	11	18,743
United States of America 1.3%
Linde Public Limited Company	32	14,189
Brazil 0.8%
ITAU Unibanco Holding SA - ADR	1,567	9,151
Total Common Stocks (cost $962,471)		1,102,364
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 5.21% (d) (e)	27,576	27,576
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.31% (d) (e)	47	47
Total Short Term Investments (cost $27,623)		27,623
Total Investments 99.8% (cost $990,094)		1,129,987
Other Assets and Liabilities, Net 0.2%		2,195
Total Net Assets 100.0%		1,132,182

(a) All or a portion of the security was on loan as of June 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	17,197	403,245	392,866	330	—	—	27,576	2.4
JNL Government Money Market Fund, 5.31% - Class SL	—	49,851	49,804	110	—	—	47	—
	17,197	453,096	442,670	440	—	—	27,623	2.4

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	01/20/22	18,450	19,738	1.7
Evolution AB (publ)	05/24/22	13,194	13,091	1.2
		31,644	32,829	2.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	164,352	938,012	—	1,102,364
Short Term Investments	27,623	—	—	27,623
	191,975	938,012	—	1,129,987

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.7%
Information Technology 22.1%
Apple Inc.	1,977	416,406
ASML Holding N.V. - ADR	40	40,794
Broadcom Inc.	92	148,025
CDW Corp.	136	30,502
Corning Incorporated	720	27,958
Intel Corporation	728	22,539
Intuit Inc.	100	65,534
KLA Corporation	93	76,459
Microsoft Corporation	1,081	483,337
Motorola Solutions, Inc.	316	121,930
NVIDIA Corporation	2,777	343,069
NXP Semiconductors N.V.	248	66,752
Salesforce, Inc.	261	67,225
ServiceNow, Inc. (a)	64	50,581
Texas Instruments Incorporated	381	74,109
		2,035,220
Financials 8.9%
American Express Company	255	59,041
Everest Group, Ltd.	87	33,255
JPMorgan Chase & Co.	740	149,716
KKR & Co. Inc. - Class A	575	60,549
Morgan Stanley	873	84,886
Nasdaq, Inc.	630	37,945
S&P Global Inc.	240	106,847
The Progressive Corporation	521	108,208
Visa Inc. - Class A	184	48,281
Wells Fargo & Company	2,209	131,193
		819,921
Health Care 7.7%
AstraZeneca PLC - ADR	1,044	81,429
Daiichi Sankyo Company, Limited	1,120	38,577
Danaher Corporation	307	76,816
HCA Healthcare, Inc.	353	113,300
Humana Inc.	117	43,530
Merck & Co., Inc.	867	107,282
Novartis AG - ADR	776	82,597
UnitedHealth Group Incorporated	328	166,780
		710,311
Consumer Discretionary 7.2%
Amazon.com, Inc. (a)	1,535	296,602
D.R. Horton, Inc.	145	20,400
Home Depot, Inc. , The	268	92,165
Lennar Corporation - Class A	204	30,589
McDonald's Corporation	376	95,697
Tesla Inc. (a)	32	6,248
TJX Companies, Inc., The	724	79,665
Tractor Supply Company	149	40,126
		661,492
Communication Services 5.8%
Alphabet Inc. - Class A	1,695	308,666
Meta Platforms, Inc. - Class A	284	142,990
Netflix, Inc. (a)	50	33,464
T-Mobile US, Inc.	245	43,208
		528,328
Industrials 4.7%
Boeing Company, The (a)	328	59,719
Deere & Company	91	34,128
Fortive Corporation	690	51,136
Honeywell International Inc.	265	56,488
Johnson Controls International Public Limited Company	615	40,896
Parker-Hannifin Corporation	94	47,550
Republic Services, Inc.	311	60,489
RTX Corporation	326	32,745
Uber Technologies, Inc. (a)	707	51,358
		434,509
Consumer Staples 3.0%
Pernod Ricard	369	50,163
Procter & Gamble Company, The	757	124,804
The Estee Lauder Companies Inc. - Class A	345	36,686
Unilever PLC	1,096	60,266
		271,919
Energy 2.9%
Cheniere Energy, Inc.	48	8,427
Chesapeake Energy Corporation (b)	161	13,237
Diamondback Energy, Inc.	58	11,656
EQT Corporation	950	35,134
Exxon Mobil Corporation	1,111	127,877
Phillips 66	253	35,682
Targa Resources Corp.	101	13,057
Williams Companies, Inc., The	443	18,827
		263,897
Utilities 1.7%
American Electric Power Company, Inc.	327	28,672
Exelon Corporation	1,761	60,943
Sempra	914	69,502
		159,117
Materials 1.2%
Anglo American PLC	1,588	50,199
Glencore PLC	10,802	61,557
		111,756
Real Estate 0.5%
Welltower Inc.	476	49,651
Total Common Stocks (cost $4,281,443)		6,046,121
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
U.S. Treasury Note 9.4%
Treasury, United States Department of
4.88%, 11/30/25 - 10/31/30	123,317	123,952
4.00%, 12/15/25 - 07/31/30	103,140	101,572
4.63%, 02/28/26 - 05/31/31	127,966	128,250
4.50%, 03/31/26 - 05/31/29	99,816	100,199
3.63%, 05/15/26 - 05/31/28	36,685	35,693
0.75%, 05/31/26	1,245	1,155
4.13%, 06/15/26 - 08/31/30	73,634	72,834
0.88%, 09/30/26	10,525	9,686
1.25%, 11/30/26 - 06/30/28	42,541	39,210
4.38%, 12/15/26 - 05/15/34	62,643	62,577
2.63%, 05/31/27	2,390	2,267
3.88%, 11/30/27 - 12/31/27	31,081	30,489
3.50%, 01/31/28 - 04/30/28	28,108	27,198
2.88%, 08/15/28	625	589
3.75%, 12/31/28 - 12/31/30	57,308	55,707
4.25%, 02/28/29	45,325	45,126
4.63%, 04/30/29 (c)	30,955	31,313
		867,817
Mortgage-Backed Securities 9.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	4,788	4,487
7.00%, 11/01/30 - 06/01/31	7	7
2.50%, 12/01/31 - 10/01/51	65,812	54,958
4.50%, 01/01/38 - 08/01/52	17,670	16,831
6.00%, 12/01/39 - 11/01/53	41,589	41,740
2.00%, 11/01/41 - 04/01/52	94,823	75,235
5.00%, 11/01/43 - 06/01/53	50,714	49,156
3.00%, 11/01/46 - 07/01/52	17,015	14,736
5.50%, 01/01/53 - 11/01/53	78,957	77,928
6.50%, 11/01/53	15,984	16,286
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	33,332	30,043
4.00%, 09/01/26 - 10/01/52	36,181	33,670
4.50%, 01/01/27 - 11/01/52	35,717	34,354
3.00%, 05/01/27 - 08/01/53	52,232	45,305
7.50%, 09/01/29	1	2
2.50%, 05/01/30 - 01/01/52	55,873	46,567
7.00%, 10/01/33	10	10
5.50%, 03/01/38 - 08/01/53	8,943	8,831
6.50%, 10/01/38 - 10/01/39	44	45
5.00%, 07/01/40 - 10/01/52	4,275	4,146
2.00%, 04/01/41 - 09/01/51	82,902	66,372
1.50%, 11/01/41	7,441	6,033
6.00%, 09/01/53	33,250	33,424
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
TBA, 3.00%, 07/15/54 (d)	11,395	9,696
TBA, 4.00%, 07/15/54 (d)	9,882	9,040
TBA, 5.00%, 07/15/54 (d)	8,769	8,475
TBA, 6.00%, 07/15/54 (d)	8,991	9,016
Government National Mortgage Association
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	26	26
6.00%, 01/15/33 - 04/15/40	1,316	1,347
7.00%, 01/15/33 - 05/15/33	3	3
5.00%, 06/20/33 - 06/15/39	800	796
4.50%, 06/15/40 - 08/20/52	32,611	31,062
4.00%, 01/15/41 - 08/20/52	24,444	22,618
3.00%, 11/20/49 - 03/20/52	19,796	17,290
2.00%, 12/20/50 - 02/20/51	24,713	20,026
2.50%, 03/20/51 - 12/20/52	36,770	30,950
3.50%, 01/20/52 - 03/20/52	31,591	28,414
TBA, 3.00%, 07/15/54 (d)	8,774	7,651
TBA, 5.00%, 07/15/54 (d)	10,381	10,107
		866,684
U.S. Treasury Bond 4.2%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,647
3.25%, 05/15/42	1,826	1,518
3.38%, 08/15/42	29,985	25,328
4.00%, 11/15/42 - 11/15/52	43,134	39,488
3.88%, 02/15/43 - 05/15/43	67,241	60,722
4.38%, 08/15/43	12,287	11,861
4.75%, 11/15/43 - 11/15/53	43,080	44,059
4.50%, 02/15/44	23,417	22,974
4.63%, 05/15/44 (b)	7,962	7,947
2.50%, 02/15/45 - 05/15/46	47,085	33,272
2.88%, 08/15/45 - 05/15/52	37,753	27,951
3.00%, 05/15/47	5,470	4,184
2.75%, 08/15/47 - 11/15/47	21,494	15,637
3.63%, 02/15/53 - 05/15/53	39,786	33,853
4.13%, 08/15/53	14,800	13,782
4.25%, 02/15/54	30,255	28,813
4.63%, 05/15/54	10,865	11,016
		384,052
Collateralized Mortgage Obligations 0.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.89%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,371	1,379
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,546	1,443
Series JM-4165, REMIC, 3.50%, 09/15/41	405	390
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,154	3,908
Series AH-4143, REMIC, 1.75%, 09/15/42	3,477	3,182
Series DJ-4322, REMIC, 3.00%, 05/15/43	407	393
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,419	4,060
Series DP-5170, REMIC, 2.00%, 07/25/50	8,376	7,089
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,780	8,696
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 11.35%, (SOFR 30-Day Average + 6.01%), 10/25/28 (e)	405	428
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	700	670
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,805	2,413
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,494	5,696
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,111	3,199
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	10,944	9,376
		52,323
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	636	702
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	249
4.51%, 11/01/51	570	506
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	665	607
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	217
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,185	3,369
Illinois, State of
5.10%, 06/01/33	14,047	13,783
Kansas Development Finance Authority
5.37%, 05/01/26	960	959
Metropolitan Transportation Authority
6.20%, 11/15/26	110	111
6.81%, 11/15/40	3,700	4,056
5.18%, 11/15/49	100	90
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,842	5,269
New York State Thruway Authority
5.88%, 04/01/30	840	855
Oregon School Boards Association
4.76%, 06/30/28	287	285
Philadelphia, City of
6.55%, 10/15/28	5,225	5,576
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,608	4,602
5.17%, 04/01/41	3,600	3,606
		44,842
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
6.40%, 05/07/54	5,304	5,015
Government of Saudi Arabia
5.75%, 01/16/54 (f)	9,078	8,750
Israel, State of
5.38%, 03/12/29	8,850	8,664
		22,429
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,007
Series K-A2-156, REMIC, 4.43%, 02/25/33 (e)	6,645	6,466
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 6.04%, (SOFR 30-Day Average + 0.51%), 10/25/24 (e)	170	169
		13,642
Total Government And Agency Obligations (cost $2,357,194)		2,251,789
CORPORATE BONDS AND NOTES 7.8%
Financials 2.8%
Abu Dhabi Developmental Holding Company PJSC
5.38%, 05/08/29 (f)	9,365	9,510
5.50%, 05/08/34 (f)	2,765	2,834
ACE Capital Trust II
9.70%, 04/01/30	525	624
AIG Global Funding
5.90%, 09/19/28 (f)	1,455	1,484
5.20%, 06/24/29 (f)	12,065	12,016
American Express Company
6.49%, 10/30/31	1,040	1,108
5.04%, 05/01/34	8,981	8,780
5.92%, 04/25/35	3,833	3,899
Athene Global Funding
5.58%, 01/09/29 (f)	11,485	11,533
Aviation Capital Group LLC
5.38%, 07/15/29 (f)	25,010	24,715
Bank of America Corporation
5.82%, 09/15/29	3,858	3,938
3.97%, 02/07/30	2,065	1,954
3.19%, 07/23/30	2,210	2,006
BNP Paribas
5.89%, 12/05/34 (f) (g)	8,825	9,042
BPCE
5.28%, 05/30/29 (f) (g)	2,680	2,672
6.71%, 10/19/29 (b) (f)	12,870	13,338
5.94%, 05/30/35 (f) (g)	2,620	2,606
Brighthouse Financial, Inc.
5.65%, 06/10/29 (b) (f)	10,728	10,728
Canadian Imperial Bank of Commerce
5.24%, 06/28/27 (g)	8,105	8,075

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,933
6.31%, 06/08/29	4,515	4,624
5.70%, 02/01/30 (b)	2,125	2,135
Citizens Financial Group, Inc.
5.84%, 01/23/30	2,440	2,430
CNO Global Funding
5.88%, 06/04/27 (f)	7,609	7,635
Commonwealth Bank of Australia
5.07%, 09/14/28 (f)	13,220	13,316
Corebridge Financial, Inc.
6.05%, 09/15/33 (f)	2,410	2,469
Credit Suisse AG
7.50%, 02/15/28	15,698	16,795
Danske Bank A/S
1.62%, 09/11/26 (f)	8,775	8,344
5.71%, 03/01/30 (f)	5,865	5,874
GA Global Funding Trust
5.50%, 01/08/29 (f)	7,280	7,275
JPMorgan Chase & Co.
6.40%, 05/15/38 (b)	425	471
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	493
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (b) (f)	5,165	5,256
MET Tower Global Funding
5.25%, 04/12/29 (f)	3,010	3,024
Morgan Stanley
5.25%, 04/21/34 (b)	2,204	2,169
5.47%, 01/18/35	4,265	4,251
5.95%, 01/19/38	3,867	3,843
UBS AG
5.65%, 09/11/28	13,565	13,801
UBS Group AG
3.09%, 05/14/32 (f)	2,068	1,764
Wells Fargo & Company
6.30%, 10/23/29	8,770	9,102
4.90%, 07/25/33	9,999	9,589
		258,455
Utilities 0.9%
Boston Gas Company
3.15%, 08/01/27 (f)	960	894
Brooklyn Union Gas Company, The
3.41%, 03/10/26 (f)	2,215	2,128
CenterPoint Energy Resources Corp.
5.40%, 07/01/34	2,620	2,601
Dominion Energy, Inc.
3.38%, 04/01/30 (b)	186	168
7.00%, 06/01/54	6,324	6,598
Emera US Holdings Inc.
2.64%, 06/15/31	5,370	4,439
4.75%, 06/15/46	1,620	1,322
FirstEnergy Corp.
4.15%, 07/15/27 (h) (i)	6,290	6,034
Georgia Power Company
4.75%, 09/01/40	1,085	975
5.13%, 05/15/52	7,676	7,129
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,479
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	389
Pacific Gas And Electric Company
4.50%, 07/01/40	19,124	15,753
6.75%, 01/15/53	308	320
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	303
Public Service Enterprise Group Incorporated
5.45%, 04/01/34	2,925	2,899
Sempra
4.13%, 04/01/52	6,298	5,814
Southern California Edison Company
3.70%, 08/01/25	735	720
5.88%, 12/01/53	3,598	3,583
Southern Company Gas Capital Corporation
5.75%, 09/15/33	4,205	4,306
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (f)	7,258	6,990
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,809
		85,653
Information Technology 0.9%
Broadcom Inc.
3.47%, 04/15/34 (f)	12,589	10,719
Constellation Software Inc.
5.16%, 02/16/29 (b) (f)	1,215	1,214
5.46%, 02/16/34 (f)	15,432	15,433
Foundry JV Holdco LLC
5.90%, 01/25/30 (f)	1,645	1,669
6.15%, 01/25/32 (f)	7,080	7,211
6.25%, 01/25/35 (f)	15,772	16,121
6.40%, 01/25/38 (f)	7,592	7,819
Intel Corporation
5.60%, 02/21/54	3,115	3,019
Oracle Corporation
3.65%, 03/25/41 (b)	13,950	10,677
3.60%, 04/01/50	1,072	748
5.55%, 02/06/53	5,852	5,535
		80,165
Consumer Staples 0.7%
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,939	9,663
5.50%, 08/11/32 (f)	2,800	2,740
5.55%, 05/30/33 (f)	1,920	1,875
5.95%, 10/15/33 (f)	2,605	2,615
5.80%, 04/15/34 (f)	2,710	2,696
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	10,782	10,827
5.45%, 06/01/34	3,120	3,143
ERAC USA Finance LLC
5.20%, 10/30/34 (f)	4,855	4,808
Philip Morris International Inc.
5.25%, 02/13/34	11,349	11,122
Tyson Foods, Inc.
5.70%, 03/15/34	12,264	12,201
		61,690
Real Estate 0.5%
GLP Financing, LLC
6.75%, 12/01/33	14,054	14,709
Kite Realty Group, L.P.
5.50%, 03/01/34	8,675	8,487
LXP Industrial Trust
6.75%, 11/15/28	7,297	7,570
Realty Income Corporation
5.13%, 02/15/34	5,826	5,657
VICI Properties Inc.
5.75%, 02/01/27 (f)	9,872	9,868
WEA Finance LLC
2.88%, 01/15/27 (f)	855	794
3.50%, 06/15/29 (f)	1,880	1,682
		48,767
Health Care 0.5%
Children's National Medical Center
2.93%, 07/15/50	1,895	1,212
Dignity Health
3.81%, 11/01/24	1,703	1,689
HCA Inc.
5.45%, 04/01/31	2,455	2,453
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,660	1,688
6.00%, 05/08/34	11,258	11,535
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,765
Royalty Pharma PLC
3.30%, 09/02/40 (b)	10,914	7,870
3.35%, 09/02/51	6,801	4,351
5.90%, 09/02/54	1,190	1,144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Smith & Nephew PLC
5.40%, 03/20/34	8,675	8,542
Sutter Health
2.29%, 08/15/30	820	701
The Toledo Hospital
5.75%, 11/15/38	1,475	1,460
		47,410
Industrials 0.5%
BAE Systems PLC
5.25%, 03/26/31 (f)	2,275	2,271
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	10,388
Element Fleet Management Corp.
5.64%, 03/13/27 (f)	3,875	3,882
HEICO Corporation
5.35%, 08/01/33	12,896	12,813
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	15,215	15,282
		44,636
Energy 0.3%
BP Capital Markets America Inc.
5.23%, 11/17/34	10,785	10,700
Columbia Pipelines Holding Company LLC
5.68%, 01/15/34 (f)	1,635	1,608
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	1,975	2,017
6.50%, 08/15/43 (f)	3,557	3,698
Eni S.p.A.
5.95%, 05/15/54 (f)	3,015	2,958
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,747
3.45%, 10/15/27 (f)	465	438
MPLX LP
5.50%, 06/01/34	5,235	5,155
		29,321
Communication Services 0.3%
AT&T Inc.
4.30%, 12/15/42	9,753	8,117
3.65%, 06/01/51	344	243
3.50%, 09/15/53	6,005	4,078
3.85%, 06/01/60	606	422
Comcast Corporation
3.25%, 11/01/39	7,622	5,867
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	1,472	1,465
T-Mobile USA, Inc.
6.00%, 06/15/54	3,036	3,144
Verizon Communications Inc.
2.99%, 10/30/56	2,880	1,765
3.00%, 11/20/60	1,963	1,172
		26,273
Materials 0.3%
Glencore Funding LLC
5.37%, 04/04/29 (f)	4,385	4,354
6.38%, 10/06/30 (f)	18,674	19,441
5.89%, 04/04/54 (f)	2,370	2,279
		26,074
Consumer Discretionary 0.1%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	412
7.30%, 07/01/38	285	288
6.75%, 06/15/39	285	276
Warnermedia Holdings, Inc.
4.05%, 03/15/29	6,249	5,770
		6,746
Total Corporate Bonds And Notes (cost $714,741)		715,190
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	143	134
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,497
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	219	212
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,114
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 10/15/36 (e)	7,510	7,402
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,338	1,211
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	471	445
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.95%, 02/15/27	2,474	2,439
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,471
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	820	733
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	2,971	2,845
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	9,720	9,826
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,365	1,232
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,883	2,437
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,288
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,079
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,727	6,518
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	162	146
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	516	471
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (h)	1,173	1,016
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,093
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (h)	564	513
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	145	133
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	567	528
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (e)	163	160
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	7,194	7,209
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	9,485	8,460
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,103
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (f)	13,573	13,072
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,901
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,433
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,329
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,795	1,550
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	765
Series 2021-A-3-A, 2.51%, 11/15/43	605	415
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	930	922
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,463
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	1,832	1,835
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	667	626
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	732	699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	244	237
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	304	295
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,080
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,842
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	6,630	6,671
Total Non-U.S. Government Agency Asset-Backed Securities (cost $130,239)		126,850
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.21% (j) (k)	102,377	102,377
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (j) (k)	7,063	7,063
Total Short Term Investments (cost $109,440)		109,440
Total Investments 100.6% (cost $7,593,057)		9,249,390
Other Derivative Instruments 0.0%		66
Other Assets and Liabilities, Net (0.6)%		(55,556)
Total Net Assets 100.0%		9,193,900

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $53,932.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $356,744 and 3.9% of the Fund.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	79,667	856,779	834,069	3,026	—	—	102,377	1.1
JNL Government Money Market Fund, 5.31% - Class SL	536	147,442	140,915	221	—	—	7,063	0.1
	80,203	1,004,221	974,984	3,247	—	—	109,440	1.2

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(250)	September 2024	(27,620)	66	124

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,785,359	260,762	—	6,046,121
Government And Agency Obligations	—	2,251,789	—	2,251,789
Corporate Bonds And Notes	—	715,190	—	715,190
Non-U.S. Government Agency Asset-Backed Securities	—	126,850	—	126,850
Short Term Investments	109,440	—	—	109,440
	5,894,799	3,354,591	—	9,249,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	124	—	—	124
	124	—	—	124

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.1%
Financials 20.3%
Allstate Corporation, The	35	5,571
American International Group, Inc.	183	13,564
Ares Management Corporation - Class A	80	10,654
Bank of America Corporation	324	12,905
Intercontinental Exchange, Inc.	90	12,304
JPMorgan Chase & Co.	245	49,519
M&T Bank Corporation	98	14,895
MetLife, Inc.	245	17,215
Morgan Stanley	146	14,213
Nasdaq, Inc.	90	5,453
Raymond James Financial, Inc.	111	13,725
Regions Financial Corporation	732	14,680
Royal Bank of Canada	144	15,326
The PNC Financial Services Group, Inc.	68	10,520
Wells Fargo & Company	173	10,255
		220,799
Health Care 14.1%
AstraZeneca PLC - ADR	184	14,356
Elevance Health, Inc.	18	9,971
Gilead Sciences, Inc.	288	19,740
Johnson & Johnson	221	32,251
Merck & Co., Inc.	264	32,735
Pfizer Inc.	988	27,635
UnitedHealth Group Incorporated	34	17,256
		153,944
Energy 11.2%
ConocoPhillips	241	27,595
Coterra Energy Inc.	564	15,055
EOG Resources, Inc.	249	31,325
EQT Corporation	411	15,192
Hess Corporation	59	8,719
Phillips 66	94	13,272
Targa Resources Corp.	85	10,950
		122,108
Industrials 10.8%
Canadian National Railway Company	68	7,980
Deere & Company	15	5,435
Emerson Electric Co.	128	14,158
General Dynamics Corporation	61	17,712
Johnson Controls International Public Limited Company	200	13,278
Knight-Swift Transportation Holdings Inc. - Class A	168	8,410
L3Harris Technologies, Inc.	71	15,893
PACCAR Inc	104	10,744
Siemens Aktiengesellschaft - Class N	43	8,002
United Parcel Service, Inc. - Class B	116	15,887
		117,499
Consumer Staples 10.4%
Archer-Daniels-Midland Company	198	11,977
Kenvue Inc.	806	14,661
Keurig Dr Pepper Inc.	537	17,935
Pernod Ricard	107	14,573
Philip Morris International Inc.	211	21,344
Procter & Gamble Company, The	85	14,052
Unilever PLC - ADR	347	19,083
		113,625
Information Technology 10.3%
Broadcom Inc.	18	29,330
Cisco Systems, Inc.	504	23,950
Corning Incorporated	386	14,980
NXP Semiconductors N.V.	69	18,508
Qualcomm Incorporated	56	11,086
TE Connectivity Ltd. (a)	93	13,964
		111,818
Utilities 7.8%
American Electric Power Company, Inc.	126	11,024
Atmos Energy Corporation	138	16,109
Dominion Energy, Inc.	209	10,242
Exelon Corporation	433	14,989
PPL Corporation	469	12,963
Sempra	253	19,283
		84,610
Consumer Discretionary 4.2%
Booking Holdings Inc.	3	10,296
Home Depot, Inc. , The	26	8,889
Lennar Corporation - Class A	53	7,937
Starbucks Corporation	116	9,023
Tractor Supply Company	38	10,188
		46,333
Materials 4.1%
Barrick Gold Corporation	576	9,602
Celanese Corporation - Class A	60	8,106
PPG Industries, Inc.	78	9,851
Rio Tinto PLC - ADR	262	17,268
		44,827
Real Estate 3.4%
Crown Castle Inc.	193	18,862
Host Hotels & Resorts, Inc.	319	5,744
Weyerhaeuser Company	432	12,263
		36,869
Communication Services 1.5%
Omnicom Group Inc.	65	5,789
T-Mobile US, Inc.	63	11,126
		16,915
Total Common Stocks (cost $989,905)		1,069,347
PREFERRED STOCKS 1.3%
Health Care 1.3%
Roche Holding AG	51	14,005
Total Preferred Stocks (cost $15,335)		14,005
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (b) (c)	7,515	7,515
Total Short Term Investments (cost $7,515)		7,515
Total Investments 100.1% (cost $1,012,755)		1,090,867
Other Assets and Liabilities, Net (0.1)%		(925)
Total Net Assets 100.0%		1,089,942

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	18,649	139,681	150,815	224	—	—	7,515	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

JNL/WMC Equity Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.31% - Class SL	—	64,871	64,871	29	—	—	—	—
	18,649	204,552	215,686	253	—	—	7,515	0.7

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/21/21	11,567	13,964	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,046,772	22,575	—	1,069,347
Preferred Stocks	—	14,005	—	14,005
Short Term Investments	7,515	—	—	7,515
	1,054,287	36,580	—	1,090,867

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.9%
United States of America 63.3%
Acadia Realty Trust	532	9,530
American Healthcare REIT, Inc.	643	9,401
American Homes 4 Rent - Class A	384	14,273
AvalonBay Communities, Inc.	143	29,544
Brixmor Property Group Inc.	262	6,051
Brookdale Senior Living Inc. (a)	813	5,553
Caretrust REIT, Inc.	358	8,995
CBRE Group, Inc. - Class A (a)	68	6,046
Centerspace	83	5,624
Cubesmart, L.P.	148	6,673
Digital Realty Trust, Inc.	77	11,647
EastGroup Properties, Inc.	51	8,655
Empire State Realty Trust, Inc. - Class A	1,200	11,257
Equinix, Inc.	47	35,186
Essential Properties Realty Trust, Inc.	498	13,797
Essex Property Trust, Inc.	72	19,659
Extra Space Storage Inc.	97	15,135
Hyatt Hotels Corporation - Class A	38	5,818
Independence Realty Trust, Inc.	294	5,501
Iron Mountain Incorporated	157	14,024
Lamar Advertising Company - Class A	65	7,783
Marriott International, Inc. - Class A	29	7,011
Phillips Edison & Company, Inc.	199	6,514
Plymouth Industrial REIT, Inc.	285	6,095
ProLogis Inc.	287	32,199
Ryman Hospitality Properties, Inc.	67	6,720
Simon Property Group, Inc.	148	22,508
SL Green Realty Corp. (b)	243	13,759
Tanger Inc.	229	6,215
The Macerich Company	219	3,385
VICI Properties Inc.	266	7,627
Welltower Inc.	306	31,942
		394,127
Japan 10.5%
Comforia Residential REIT, Inc (b)	3	5,104
Daito Trust Construction Co., Ltd.	58	5,989
Invincible Investment Corporation (b)	21	8,442
Mitsui Fudosan Co., Ltd.	2,618	24,025
Sekisui House, Ltd.	412	9,157
SHO-BOND Holdings Co., Ltd.	124	4,445
Tokyu Fudosan Holdings Corporation	1,252	8,406
		65,568
United Kingdom 6.1%
Big Yellow Group PLC	341	5,066
Derwent London PLC	270	7,698
Hammerson PLC	17,518	6,132
Shaftesbury Capital PLC	7,401	12,953
The Berkeley Group Holdings PLC	105	6,076
		37,925
Australia 4.0%
Goodman Funding Pty Ltd	559	12,939
Stockland Corporation Ltd	4,200	11,697
		24,636
France 3.1%
Accor	74	3,051
Klepierre	618	16,553
		19,604
Hong Kong 2.1%
Kerry Properties Limited	1,434	2,490
Swire Pacific Limited - Class A	666	5,877
Wharf (Holdings) Limited, The	1,690	4,742
		13,109
Germany 1.9%
TAG Immobilien AG (a)	790	11,545
Sweden 1.8%
AB Sagax - Class B	195	4,986
Pandox Aktiebolag - Class B	367	6,522
		11,508
Czech Republic 1.5%
CTP N.V.	534	9,099
Singapore 1.4%
Keppel Ltd.	1,871	8,915
United Arab Emirates 1.1%
Emaar Properties (P.J.S.C)	2,931	6,542
Switzerland 1.0%
PSP Swiss Property AG - Class N	47	6,039
Mexico 0.6%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	1,339	4,012
Canada 0.5%
Boardwalk Real Estate Investment Trust	60	3,097
Total Common Stocks (cost $569,850)		615,726
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	11,754	11,754
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	5,783	5,783
Total Short Term Investments (cost $17,537)		17,537
Total Investments 101.7% (cost $587,387)		633,263
Other Assets and Liabilities, Net (1.7)%		(10,551)
Total Net Assets 100.0%		622,712

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	3,773	70,229	68,219	91	—	—	5,783	0.9
JNL Government Money Market Fund, 5.31% - Class SL	2,596	47,799	38,641	92	—	—	11,754	1.9
	6,369	118,028	106,860	183	—	—	17,537	2.8

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	JPM	07/03/24	HKD	(986)	(126)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks	401,236	214,490	—	615,726
Short Term Investments	17,537	—	—	17,537
	418,773	214,490	—	633,263
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.3%
U.S. Treasury Bill 58.3%
Treasury, United States Department of
5.30%, 07/02/24 (a)	57,750	57,742
5.28%, 07/09/24 (a)	29,375	29,341
5.33%, 07/25/24 (a)	21,013	20,939
5.28%, 07/30/24 (a)	28,325	28,206
5.32%, 08/01/24 (a)	29,050	28,919
5.34%, 08/06/24 (a)	28,025	27,879
5.12%, 08/08/24 (a)	28,900	28,740
5.30%, 08/13/24 (a)	28,100	27,924
5.31%, 08/20/24 - 10/01/24 (a)	140,650	138,942
5.17%, 08/22/24 (a)	43,000	42,683
5.32%, 08/27/24 (a)	28,600	28,363
5.32%, 09/03/24 (a)	28,475	28,210
5.32%, 09/05/24 (a)	43,275	42,862
5.31%, 09/10/24 - 09/24/24 (a)	141,675	140,125
5.17%, 09/12/24 (a)	14,200	14,053
5.20%, 09/19/24 (a)	28,450	28,126
5.31%, 09/26/24 (a)	56,950	56,230
5.20%, 10/03/24 (a)	28,975	28,587
5.30%, 10/08/24 (a)	139,300	137,298
5.19%, 10/10/24 (a)	28,050	27,647
5.29%, 10/15/24 - 10/22/24 (a)	198,000	194,841
5.24%, 10/17/24 (a)	113,400	111,640
5.29%, 10/29/24 (a)	56,100	55,132
5.24%, 11/14/24 (a)	56,750	55,643
5.23%, 11/21/24 (a)	28,200	27,622
5.23%, 12/05/24 (a)	112,400	109,883
5.24%, 12/12/24 (a)	71,525	69,843
5.21%, 12/26/24 (a)	28,850	28,117
Total Government And Agency Obligations (cost $1,615,537)		1,615,537
REPURCHASE AGREEMENTS 40.8%
Repurchase Agreements (b)		1,132,400
Total Repurchase Agreements (cost $1,132,400)		1,132,400
Total Investments 99.1% (cost $2,747,937)		2,747,937
Other Assets and Liabilities, Net 0.9%		26,083
Total Net Assets 100.0%		2,774,020

(a) The coupon rate represents the yield to maturity.

(b) For repurchase agreements held at June 30, 2024, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 4.00%, due 01/15/2027	13,615	13,668	5.32	06/28/24	07/01/24	13,406	13,400	13,400
BNP	Government National Mortgage Association, 3.94%-6.00%, due 02/20/2048-06/20/2053	14,472	14,629
BNP	Federal National Mortgage Association, Inc., 2.00%-7.00%, due 05/01/2029-06/01/2054	44,211	38,744
BNP	Federal Home Loan Mortgage Corporation, 1.22%-6.50%, due 11/01/2032-04/01/2054	38,564	35,468
		97,247	88,841	5.32	06/28/24	07/01/24	87,139	87,100	87,100
BNP	Treasury, United States Department of, 0.38%-5.43%, due 12/31/2025-11/15/2053	109,327	95,370	5.31	06/28/24	07/01/24	93,541	93,500	93,500
BNS	Treasury, United States Department of, 0.25%-4.38%, due 08/15/2024-08/15/2053	102,465	100,617	5.32	06/28/24	07/01/24	98,644	98,600	98,600
BOA	Government National Mortgage Association, 2.50%-6.00%, due 05/15/2043-05/20/2054	35,881	32,622
BOA	Federal National Mortgage Association, Inc., 2.50%-5.50%, due 09/01/2036-01/01/2051	1,560	1,329
BOA	Federal Home Loan Mortgage Corporation, 4.00%-5.50%, due 01/01/2044-05/01/2054	3,211	3,177
		40,652	37,128	5.32	06/28/24	07/01/24	36,416	36,400	36,400
DUB	Treasury, United States Department of, 0.50%-3.75%, due 03/31/2026-03/31/2029	234,247	220,014	5.34	06/28/24	07/01/24	215,796	215,700	215,700
FED	Treasury, United States Department of, 1.88%, due 02/15/2032	11,799	10,005	5.30	06/28/24	07/01/24	10,004	10,000	10,000
GSC	Treasury, United States Department of, 5.34%, due 07/31/2024	146,317	147,594
GSC	Federal Home Loan Mortgage Corporation, 4.00%, due 10-01/2041-07/01/2047	0	0
		146,317	147,594	5.32	06/28/24	07/01/24	144,764	144,000	144,000
JPM	Treasury, United States Department of, 0.00%-4.13%, due 07/16/2024-02/15/2027	186,636	186,150	5.32	06/28/24	07/01/24	182,581	182,500	182,500
JPM	Treasury, United States Department of, 0.50%-3.63%, due 04/30/2027-05/31/2028	6,278	6,120	5.32	06/28/24	07/01/24	6,003	6,000	6,000
NAT	Treasury, United States Department of, 0.13%-3.63%, due 08/15/2024-02/15/2051	118,640	102,510	5.32	06/28/24	07/01/24	100,545	100,500	100,500
RBC	Government National Mortgage Association, 2.50%-3.00%, due 04/15/2043-07/20/2051	963	809
RBC	Federal National Mortgage Association, Inc., 2.50%-6.50%, due 01/01/2032-05/01/2054	93,113	83,578

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
RBC	Federal Home Loan Mortgage Corporation, 2.50%-6.50%, due 09/01/2046-06/01/2054	60,946	62,493
		155,022	146,880	5.32	06/28/24	07/01/24	144,064	144,700	144,700
									1,132,400

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,615,537	—	1,615,537
Repurchase Agreements	—	1,132,400	—	1,132,400
	—	2,747,937	—	2,747,937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.9%
Financials 20.9%
American International Group, Inc.	292	21,673
Ares Management Corporation - Class A	120	15,994
Everest Group, Ltd.	37	13,993
Intercontinental Exchange, Inc.	122	16,656
JPMorgan Chase & Co.	240	48,511
KKR & Co. Inc. - Class A	140	14,707
LPL Financial Holdings Inc.	49	13,606
M&T Bank Corporation	152	22,949
MetLife, Inc.	314	22,042
Morgan Stanley	201	19,528
Nasdaq, Inc.	102	6,128
Raymond James Financial, Inc.	167	20,640
The PNC Financial Services Group, Inc.	123	19,053
		255,480
Health Care 18.3%
AstraZeneca PLC - ADR	211	16,449
Boston Scientific Corporation (a)	247	19,034
Centene Corporation (a)	279	18,517
Elevance Health, Inc.	51	27,466
Gilead Sciences, Inc.	269	18,483
Johnson & Johnson	235	34,407
Merck & Co., Inc.	147	18,245
Pfizer Inc.	978	27,365
UnitedHealth Group Incorporated	86	43,865
		223,831
Industrials 12.2%
3M Company	149	15,223
Emerson Electric Co.	172	18,936
Fortune Brands Innovations, Inc.	180	11,676
General Dynamics Corporation	56	16,246
Johnson Controls International Public Limited Company	307	20,419
Knight-Swift Transportation Holdings Inc. - Class A	245	12,248
L3Harris Technologies, Inc.	86	19,298
The Middleby Corporation (a)	106	13,034
United Parcel Service, Inc. - Class B	158	21,647
		148,727
Information Technology 10.8%
Adobe Inc. (a)	28	15,626
Amdocs Limited	196	15,440
Cisco Systems, Inc.	619	29,396
Corning Incorporated	584	22,693
F5, Inc. (a)	95	16,313
NXP Semiconductors N.V.	71	19,199
Qualcomm Incorporated	66	13,090
		131,757
Energy 8.8%
Antero Resources Corporation (a)	389	12,702
ConocoPhillips	177	20,208
Coterra Energy Inc.	493	13,155
EOG Resources, Inc.	135	16,941
Hess Corporation	83	12,245
Phillips 66	135	19,091
Targa Resources Corp.	103	13,331
		107,673
Consumer Discretionary 7.2%
Gentex Corporation	518	17,453
H & R Block, Inc.	324	17,560
Lennar Corporation - Class A	85	12,755
LKQ Corporation	342	14,218
Starbucks Corporation	168	13,063
Wyndham Hotels & Resorts, Inc.	177	13,092
		88,141
Consumer Staples 6.9%
Archer-Daniels-Midland Company	217	13,114
Kenvue Inc.	732	13,315
Keurig Dr Pepper Inc.	511	17,081
Pernod Ricard - ADR (b)	454	12,303
Unilever PLC - ADR	296	16,280
US Foods Holding Corp. (a)	234	12,412
		84,505
Real Estate 4.9%
CBRE Group, Inc. - Class A (a)	164	14,580
Crown Castle Inc.	179	17,475
Gaming and Leisure Properties, Inc.	366	16,534
Host Hotels & Resorts, Inc.	654	11,758
		60,347
Communication Services 3.8%
Alphabet Inc. - Class C	65	11,946
Electronic Arts Inc.	133	18,553
Omnicom Group Inc.	177	15,899
		46,398
Utilities 3.0%
Atmos Energy Corporation	145	16,914
Sempra	252	19,154
		36,068
Materials 1.1%
Axalta Coating Systems Ltd. (a)	405	13,845
Total Common Stocks (cost $1,019,733)		1,196,772
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	50	13,929
Total Preferred Stocks (cost $14,123)		13,929
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.21% (c) (d)	8,627	8,627
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.31% (c) (d)	799	799
Total Short Term Investments (cost $9,426)		9,426
Total Investments 99.8% (cost $1,043,282)		1,220,127
Other Assets and Liabilities, Net 0.2%		2,504
Total Net Assets 100.0%		1,222,631

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	6,776	122,461	120,610	312	—	—	8,627	0.7
JNL Government Money Market Fund, 5.31% - Class SL	—	28,282	27,483	9	—	—	799	0.1
	6,776	150,743	148,093	321	—	—	9,426	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,196,772	—	—	1,196,772
Preferred Stocks	—	13,929	—	13,929
Short Term Investments	9,426	—	—	9,426
	1,206,198	13,929	—	1,220,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 608.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2024

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	THB – Thai Baht
AUD - Australian Dollar	DKK - Danish Krone	KRW - South Korean Won	TWD - New Taiwan Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	ZAR - South African Rand
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
CNY - Chinese Yuan	ILS - Israeli New Shekel	SEK - Swedish Krona
COP - Colombian Peso	INR - Indian Rupee	SGD - Singapore Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	LIBOR - London Interbank Offered Rate
ADR - American Depositary Receipt	LLC/L.L.C - Limited Liability Companies
ASX - Australian Securities Exchange	MBS - Mortgage-Backed Security
BADLAR - Argentina Deposit Rates	MCDX - Municipal Bond Credit Index
BNS - The Bank of Nova Scotia, Toronto	MEXIBOR - Mexico Interbank Offered Rate
BRAZIBOR - Brazil Interbank Offred Rate	MICEX - Moscow Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MSCI - Morgan Stanley Capital International
CAPE - Cyclically Adjusted Price Earnings	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.EM - Credit Default Swap Index - Emerging Markets	NVDR - Non-Voting Depository Receipt
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OAT - Obligations Assimilables du Tresor
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OBFR - Overnight Bank Funding Rate
CLO - Collateralized Loan Obligation	PJSC - Private Joint Stock Co.
CMBX.NA - Commercial Mortgage-backed Securities Index North America	PLC/P.L.C. - Public Limited Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PRIBOR- Prague Interbank Offered Rate
DIP - Debtor-in-possession	RBOB - Reformulated Blendstock for Oxygenate Blending
DUTCHCERT - Dutch Certificate	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	STIBOR - Stockholm Interbank Offered Rate
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	ULC - Unlimited Liability Companies
FTSE - Financial Times ad the London Stock Exchange	ULSD - Ultra-Low Sulfur Diesel
GDR - Global Depositary Receipt	US/U.S. - United States
HIBOR - Hong Kong Interbank Offered Rate	WTI - West Texas Intermediate
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	MSC - Morgan Stanley & Co. Inc.
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	NAT - Natixis
BNY – Bank of New York	FED - Federal Reserve Bank	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	GSI - Goldman Sachs International	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	HSB - HSBC Securities Inc.	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MLP - Merrill Lynch Professional Clearing Corp.	WFI – Wells Fargo Investments, LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$390,977	$—	$—	$—	$—	$—
Investments - affiliated, at value	3,090,934	—	416,632	319,956	1,048,872	639,640	5,994,779
Receivable from:
Investment securities sold	—	—	—	80	138	154	304
Fund shares sold	3,657	904	288	123	489	260	2,156
Dividends and interest	20	—	—	—	—	—	—
Adviser	753	64	85	114	343	248	2,080
Other assets	15	2	2	1	6	4	31
Total assets	3,095,379	391,947	417,007	320,274	1,049,848	640,306	5,999,350
Liabilities
Payable for:
Investment securities purchased	2,240	830	220	—	—	—	—
Fund shares redeemed	1,417	74	67	204	628	415	2,460
Advisory fees	1,274	128	179	158	555	342	2,912
Administrative fees	250	32	34	26	86	53	436
12b-1 fees (Class A)	149	18	20	16	50	31	289
Board of trustee fees	72	2	5	27	17	32	64
Other expenses	2	—	—	—	1	—	5
Total liabilities	5,404	1,084	525	431	1,337	873	6,166
Net assets	$3,089,975	$390,863	$416,482	$319,843	$1,048,511	$639,433	$5,993,184
Net assets consist of:
Paid-in capital(b)	$3,010,799	$403,832	$382,239	$385,860	$956,536	$763,024	$5,034,242
Total distributable earnings (loss)(b)	79,176	(12,969)	34,243	(66,017)	91,975	(123,591)	958,942
Net assets	$3,089,975	$390,863	$416,482	$319,843	$1,048,511	$639,433	$5,993,184
Net assets - Class A	$3,033,649	$374,432	$407,804	$315,261	$1,019,735	$628,494	$5,871,955
Shares outstanding - Class A	176,813	40,980	29,625	32,139	37,169	33,736	102,473
Net asset value per share - Class A	$17.16	$9.14	$13.77	$9.81	$27.44	$18.63	$57.30
Net assets - Class I	$56,326	$16,431	$8,678	$4,582	$28,776	$10,939	$121,229
Shares outstanding - Class I	3,118	1,781	619	455	1,029	570	2,072
Net asset value per share - Class I	$18.07	$9.23	$14.02	$10.06	$27.98	$19.21	$58.51
Investments - unaffiliated, at cost	$—	$403,946	$—	$—	$—	$—	$—
Investments - affiliated, at cost	3,011,760	—	382,389	385,973	956,897	763,231	5,035,837

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$11,313,653	$1,468,445	$1,429,647	$3,972,940	$1,023,398	$847,818	$2,251,878
Receivable from:
Investment securities sold	2,352	450	569	1,770	—	579	1,159
Fund shares sold	3,326	425	375	600	1,210	167	555
Adviser	2,765	606	767	974	59	100	178
Administrator	—	—	—	—	—	1	—
Other assets	60	8	8	21	—	—	—
Total assets	11,322,156	1,469,934	1,431,366	3,976,305	1,024,667	848,665	2,253,770
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	808	—	—
Fund shares redeemed	5,678	875	944	2,370	402	746	1,714
Advisory fees	4,991	890	1,103	1,818	136	190	289
Administrative fees	787	121	118	309	84	104	282
12b-1 fees (Class A)	549	71	69	193	49	41	108
Board of trustee fees	290	72	61	144	—	—	—
Other expenses	8	1	1	3	—	—	—
Total liabilities	12,303	2,030	2,296	4,837	1,479	1,081	2,393
Net assets	$11,309,853	$1,467,904	$1,429,070	$3,971,468	$1,023,188	$847,584	$2,251,377
Net assets consist of:
Paid-in capital(b)	$8,764,407	$1,496,451	$1,261,068	$3,343,546	$1,107,315	$944,184	$2,157,210
Total distributable earnings (loss)(b)	2,545,446	(28,547)	168,002	627,922	(84,127)	(96,600)	94,167
Net assets	$11,309,853	$1,467,904	$1,429,070	$3,971,468	$1,023,188	$847,584	$2,251,377
Net assets - Class A	$11,146,238	$1,449,151	$1,397,998	$3,914,856	$1,000,862	$828,033	$2,190,733
Shares outstanding - Class A	244,827	86,129	79,119	98,461	88,115	70,884	135,494
Net asset value per share - Class A	$45.53	$16.83	$17.67	$39.76	$11.36	$11.68	$16.17
Net assets - Class I	$163,615	$18,753	$31,072	$56,612	$22,326	$19,551	$60,644
Shares outstanding - Class I	3,487	1,084	1,712	1,381	1,866	1,643	3,546
Net asset value per share - Class I	$46.93	$17.31	$18.15	$40.98	$11.96	$11.90	$17.10
Investments - affiliated, at cost	$8,768,207	$1,496,992	$1,261,645	$3,345,018	$1,107,525	$944,417	$2,157,711

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,367,046	$2,429,782	$1,462,464	$564,723	$2,997,307	$2,039,218	$3,703,096
Receivable from:
Investment securities sold	—	202	568	—	—	277	—
Fund shares sold	1,858	890	182	256	496	106	1,215
Dividends and interest	—	—	93	656	1,977	2,227	3,481
Adviser	222	160	—	—	—	—	—
Other assets	1	5	8	3	17	11	20
Total assets	3,369,127	2,431,039	1,463,315	565,638	2,999,797	2,041,839	3,707,812
Liabilities
Payable to affiliates	—	—	—	—	47	—	—
Payable for:
Investment securities purchased	130	—	—	336	565	—	2,843
Fund shares redeemed	1,728	1,093	844	572	1,800	2,610	1,853
Advisory fees	384	286	117	58	218	155	261
Administrative fees	275	200	60	23	123	84	149
12b-1 fees (Class A)	162	115	71	27	147	100	182
Board of trustee fees	—	—	67	28	219	237	310
Other expenses	—	—	1	—	2	1	3
Total liabilities	2,679	1,694	1,160	1,044	3,121	3,187	5,601
Net assets	$3,366,448	$2,429,345	$1,462,155	$564,594	$2,996,676	$2,038,652	$3,702,211
Net assets consist of:
Paid-in capital(b)	$3,000,522	$2,394,487	$1,199,893	$543,428	$2,625,091	$1,812,581	$3,137,618
Total distributable earnings (loss)(b)	365,926	34,858	262,262	21,166	371,585	226,071	564,593
Net assets	$3,366,448	$2,429,345	$1,462,155	$564,594	$2,996,676	$2,038,652	$3,702,211
Net assets - Class A	$3,289,118	$2,365,460	$1,445,471	$557,508	$2,976,209	$2,026,978	$3,688,560
Shares outstanding - Class A	98,451	90,943	72,270	39,926	148,920	118,504	193,174
Net asset value per share - Class A	$33.41	$26.01	$20.00	$13.96	$19.99	$17.10	$19.09
Net assets - Class I	$77,330	$63,885	$16,684	$7,086	$20,467	$11,674	$13,651
Shares outstanding - Class I	2,230	2,367	818	497	1,003	669	700
Net asset value per share - Class I	$34.67	$26.99	$20.41	$14.25	$20.40	$17.46	$19.49
Investments - unaffiliated, at cost	$—	$—	$—	$—	$2,242	$—	$—
Investments - affiliated, at cost	3,001,120	2,394,925	1,200,202	543,557	2,623,480	1,813,147	3,138,503

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value	$3,761,149	$2,412,142	$—	$—	$—	$—	$—
Investments - affiliated, at value	91,776	74,588	2,241,354	739,747	4,346,263	1,834,264	4,003,703
Receivable from:
Investment securities sold	1,478	811	988	460	3,453	871	1,931
Fund shares sold	1,907	870	459	76	224	127	71
Dividends and interest	—	—	204	66	384	168	371
Adviser	—	—	8	8	8	8	8
Other assets	20	14	13	5	24	10	23
Total assets	3,856,330	2,488,425	2,243,026	740,362	4,350,356	1,835,448	4,006,107
Liabilities
Payable for:
Fund shares redeemed	3,385	1,681	1,449	548	3,684	1,006	2,014
Advisory fees	566	378	168	69	301	141	280
Administrative fees	459	306	92	31	173	76	161
12b-1 fees (Class A)	187	121	110	36	213	90	197
Board of trustee fees	103	94	128	102	319	202	374
Other expenses	2	2	2	—	3	1	3
Total liabilities	4,702	2,582	1,949	786	4,693	1,516	3,029
Net assets	$3,851,628	$2,485,843	$2,241,077	$739,576	$4,345,663	$1,833,932	$4,003,078
Net assets consist of:
Paid-in capital(a)	$3,721,601	$2,550,064	$1,634,833	$704,324	$3,284,191	$1,622,347	$3,304,014
Total distributable earnings (loss)(a)	130,027	(64,221)	606,244	35,252	1,061,472	211,585	699,064
Net assets	$3,851,628	$2,485,843	$2,241,077	$739,576	$4,345,663	$1,833,932	$4,003,078
Net assets - Class A	$3,801,261	$2,461,215	$2,227,993	$737,173	$4,322,692	$1,831,159	$3,996,386
Shares outstanding - Class A	143,465	113,915	58,223	47,576	140,339	91,710	157,323
Net asset value per share - Class A	$26.50	$21.61	$38.27	$15.49	$30.80	$19.97	$25.40
Net assets - Class I	$50,367	$24,628	$13,084	$2,403	$22,971	$2,773	$6,692
Shares outstanding - Class I	1,862	1,117	335	152	731	136	258
Net asset value per share - Class I	$27.05	$22.05	$39.05	$15.78	$31.43	$20.37	$25.93
Investments - unaffiliated, at cost	$3,625,136	$2,469,846	$—	$—	$—	$—	$—
Investments - affiliated, at cost	97,762	81,105	1,635,110	704,495	3,284,791	1,622,679	3,304,639

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$343,437	$199,878	$323,132	$2,065,795	$556,475	$938,444		$1,030,635
Investments - affiliated, at value	10,745	287	15,531	43,508	28,388	29,370		52,124
Cash	—	—	—	—	—	—		379
Receivable from:
Investment securities sold	303	104	—	—	—	314		18,885
Fund shares sold	45	52	21	164	46	23		1,210
Dividends and interest	1	1	1	5,187	733	1,819		7,525
Adviser	—	—	—	—	—	—		110
Administrator	—	—	—	6	2	4		—
Other assets	1	1	1	11	2	5		6
Total assets	354,532	200,323	338,686	2,114,671	585,646	969,979		1,110,874
Liabilities
Cash overdraft	130	6	—	65	—	823		—
Forward sales commitments, at value	—	—	—	—	—	—		5,279
Payable for:
Investment securities purchased	—	—	—	—	—	—		66,428
Return of securities loaned	10,745	287	15,466	43,508	28,249	29,370		4,182
Fund shares redeemed	140	114	111	691	623	750		402
Advisory fees	56	33	52	318	92	154		170
Administrative fees	42	25	40	255	69	116		—
12b-1 fees (Class A)	17	9	15	99	26	44		—
Board of trustee fees	10	6	12	101	9	18		96
Other expenses	—	—	—	2	—	1		1
Total liabilities	11,140	480	15,696	45,039	29,068	31,276		76,558
Net assets	$343,392	$199,843	$322,990	$2,069,632	$556,578	$938,703		$1,034,316
Net assets consist of:
Paid-in capital(a)	$273,290	$188,568	$272,745	$1,945,329	$554,350	$899,096		$1,143,368
Total distributable earnings (loss)(a)	70,102	11,275	50,245	124,303	2,228	39,607		(109,052)
Net assets	$343,392	$199,843	$322,990	$2,069,632	$556,578	$938,703		$1,034,316
Net assets - Class A	$333,707	$190,863	$313,859	$2,010,843	$533,563	$899,742	$	N/A
Shares outstanding - Class A	20,890	15,650	22,369	128,684	41,429	63,330		N/A
Net asset value per share - Class A	$15.97	$12.20	$14.03	$15.63	$12.88	$14.21	$	N/A
Net assets - Class I	$9,685	$8,980	$9,131	$58,789	$23,015	$38,961		$1,034,316
Shares outstanding - Class I	602	731	648	3,655	1,736	2,664		112,825
Net asset value per share - Class I	$16.08	$12.29	$14.10	$16.08	$13.26	$14.62		$9.17
Investments - unaffiliated, at cost	$306,183	$199,791	$302,097	$1,941,492	$554,247	$898,837		$1,139,708
Investments - affiliated, at cost	10,745	287	15,531	43,508	28,388	29,370		52,124
Proceeds from forward sales commitments	—	—	—	—	—	—		5,300
Securities on loan included in
Investments - unaffiliated, at value	11,058	369	16,035	192,546	114,392	260,102		4,081

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value		$846,163		$2,239,568		$3,357,265		$2,414,338	$786,118	$853,345	$659,472
Investments - affiliated, at value		7,613		14,560		19,197		40,157	116,172	15,948	11,505
Purchased options, at value		—		—		—		—	880	—	—
Forward foreign currency contracts		—		81		—		—	146	—	—
Variation margin on futures/futures options contracts		27		34		41		29	115	—	—
OTC swap agreements		—		—		—		—	9,121	—	—
Cash		554		116		454		296	24,748	723	104
Cash collateral segregated for short sales		—		—		—		—	7,273	—	—
Foreign currency		3,527		1,774		—		—	39	1,584	1,357
Receivable from:
Investment securities sold		80		1		—		413	3,402	3,064	149
Fund shares sold		167		555		1,918		891	433	88	146
Dividends and interest		2,773		12,563		3,296		2,777	3,215	2,920	1,547
Adviser		38		198		333		240	—	—	—
Securities Lending Agent		—		—		—		4,424	—	—	—
Deposits with brokers and counterparties		444		913		1,430		809	28,792	—	—
Other assets		8		13		18		13	20	5	33
Total assets		861,394		2,270,376		3,383,952		2,464,387	980,474	877,677	674,313
Liabilities
Payable for reverse repurchase agreements		—		—		—		—	5,340	—	—
Securities sold short, at value		—		—		—		—	194,760	—	—
Written options, at value		—		—		—		—	49	—	—
Forward foreign currency contracts		—		140		—		—	102	—	—
Variation margin on futures/futures options contracts		—		17		—		—	181	—	—
OTC swap agreements		—		—		—		—	9,314	—	—
Deferred foreign capital gains tax liability		8,297		—		—		—	74	5,044	1,977
Payable to affiliates		—		—		—		—	17	—	—
Payable for:
Investment securities purchased		—		—		—		1,565	6,157	394	1,093
Return of securities loaned		1,957		6,303		4,960		25,186	24	771	1,716
Dividends/interest on securities sold short		—		—		—		—	194	—	—
Interest expense and brokerage charges		—		—		—		—	167	—	—
Fund shares redeemed		746		1,796		1,728		1,093	462	485	248
Advisory fees		139		377		556		400	747	544	412
Administrative fees		—		—		—		—	125	107	82
12b-1 fees (Class A)		—		—		—		—	10	30	21
Board of trustee fees		52		141		167		144	72	128	39
Other expenses		19		32		160		116	203	8	34
Total liabilities		11,210		8,806		7,571		28,504	217,998	7,511	5,622
Net assets		$850,184		$2,261,570		$3,376,381		$2,435,883	$762,476	$870,166	$668,691
Net assets consist of:
Paid-in capital(a)		$911,700		$1,794,782		$3,174,198		$2,445,259	$726,817	$905,855	$744,982
Total distributable earnings (loss)(a)		(61,516)		466,788		202,183		(9,376)	35,659	(35,689)	(76,291)
Net assets		$850,184		$2,261,570		$3,376,381		$2,435,883	$762,476	$870,166	$668,691
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$200,482	$613,295	$418,844
Shares outstanding - Class A		N/A		N/A		N/A		N/A	16,395	68,894	36,991
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$12.23	$8.90	$11.32
Net assets - Class I		$850,184		$2,261,570		$3,376,381		$2,435,883	$561,994	$256,871	$249,847
Shares outstanding - Class I		96,598		218,886		301,598		241,216	45,095	28,747	21,807
Net asset value per share - Class I		$8.80		$10.33		$11.19		$10.10	$12.46	$8.94	$11.46
Investments - unaffiliated, at cost		$894,016		$1,846,254		$3,157,897		$2,433,078	$716,366	$790,128	$652,354
Investments - affiliated, at cost		7,613		14,560		19,197		35,200	116,172	21,518	11,505
Purchased options, at cost		—		—		—		—	845	—	—
Foreign currency cost		3,548		1,774		—		—	38	1,605	1,356
Proceeds from securities sold short		—		—		—		—	160,796	—	—
Premiums from written options		—		—		—		—	49	—	—
Securities on loan included in
Investments - unaffiliated, at value		4,425		33,039		45,316		67,437	482	11,024	40,399

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund		JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Assets
Investments - unaffiliated, at value	$1,281,335	$2,204,878	$1,717,518	$683,502		$450,552	$20,147	$396,300
Investments - affiliated, at value	54,206	66,330	38,168	3,357		3,129	170	12,278
Forward foreign currency contracts	—	—	—	—		—	41	—
Cash	361	17	31	156		77	—	109
Foreign currency	—	—	—	—		—	30	—
Receivable from:
Investment securities sold	414	12,107	8,167	2,092		—	60	—
Fund shares sold	1,700	1,571	1,070	68		534	14	68
Dividends and interest	1,578	585	1,094	486		233	21	370
Adviser	—	—	—	—		62	—	—
Administrator	—	—	—	—		22	—	—
Deposits with brokers and counterparties	—	—	—	—		100	—	366
Other assets	8	13	10	2		2	2	3
Total assets	1,339,602	2,285,501	1,766,058	689,663		454,711	20,485	409,494
Liabilities
Forward foreign currency contracts	—	—	—	—		—	42	—
Variation margin on futures/futures options contracts	—	—	—	—		6	—	38
Deferred foreign capital gains tax liability	—	—	—	—		—	10	—
Payable to affiliates	3	—	—	—		—	3	—
Payable for:
Investment securities purchased	1,836	5,147	7,577	—		1,643	—	—
Return of securities loaned	864	3,370	5,808	—		—	—	—
Fund shares redeemed	1,067	931	1,060	209		96	1	214
Advisory fees	687	1,048	957	302		73	11	135
Administrative fees	164	186	144	85		37	2	50
12b-1 fees (Class A)	22	94	63	—		—	1	20
Board of trustee fees	43	117	94	3		4	—	22
Other expenses	1	2	1	—		22	—	—
Total liabilities	4,687	10,895	15,704	599		1,881	70	479
Net assets	$1,334,915	$2,274,606	$1,750,354	$689,064		$452,830	$20,415	$409,015
Net assets consist of:
Paid-in capital(a)	$1,210,086	$2,087,144	$1,573,685	$580,539		$309,905	$17,328	$333,348
Total distributable earnings (loss)(a)	124,829	187,462	176,669	108,525		142,925	3,087	75,667
Net assets	$1,334,915	$2,274,606	$1,750,354	$689,064		$452,830	$20,415	$409,015
Net assets - Class A	$455,200	$1,909,278	$1,275,842	$2	$	N/A	$19,851	$401,514
Shares outstanding - Class A	23,655	49,246	63,753	—		N/A	1,737	24,781
Net asset value per share - Class A	$19.24	$38.77	$20.01	$14.89	$	N/A	$11.43	$16.20
Net assets - Class I	$879,715	$365,328	$474,512	$689,062		$452,830	$564	$7,501
Shares outstanding - Class I	44,927	8,806	23,296	46,005		18,652	49	456
Net asset value per share - Class I	$19.58	$41.49	$20.37	$14.98		$24.28	$11.51	$16.45
Investments - unaffiliated, at cost	$1,157,439	$2,017,451	$1,541,355	$574,977		$307,790	$17,035	$320,675
Investments - affiliated, at cost	54,206	66,330	38,168	3,357		3,026	170	12,278
Foreign currency cost	—	—	—	—		—	30	—
Securities on loan included in
Investments - unaffiliated, at value	847	84,520	14,989	—		—	1	989

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$747,621	$60,130	$2,464,230	$823,604	$5,076,590	$1,881,550	$1,776,512
Investments - affiliated, at value	2,305	1,023	329,105	39,025	7,819	26,498	20,457
Purchased options, at value	—	—	8,446	—	—	—	—
Forward foreign currency contracts	—	—	6,707	—	—	—	—
Variation margin on futures/futures options contracts	—	—	2,666	—	—	—	—
Variation margin on swap agreements	—	—	1,715	—	—	—	—
OTC swap agreements	—	—	4,396	—	—	—	—
OTC swap premiums paid	—	—	484	—	—	—	—
Cash	4	1	1,272	46	760	—	184
Cash collateral segregated for short sales	—	—	6,624	—	—	—	—
Foreign currency	26	—	7,162	515	—	1,323	—
Receivable from:
Investment securities sold	4,424	—	14,088	—	737	3,293	—
Fund shares sold	264	14	642	258	1,934	2,373	639
Dividends and interest	670	—	11,296	1,744	267	5,581	249
Adviser	—	—	—	—	132	—	—
Securities Lending Agent	—	—	1,285	—	—	—	—
Deposits with brokers and counterparties	—	—	49,439	—	—	—	—
Other assets	4	—	37	5	28	9	9
Total assets	755,318	61,168	2,909,594	865,197	5,088,267	1,920,627	1,798,050
Liabilities
Written options, at value	—	—	6,261	—	—	—	—
Forward foreign currency contracts	—	—	4,933	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1,336	—	—	—	—
Variation margin on swap agreements	—	—	2,112	—	—	—	—
OTC swap agreements	—	—	3,394	—	—	—	—
OTC swap premiums received	—	—	58	—	—	—	—
Deferred foreign capital gains tax liability	—	—	193	—	—	—	—
Payable to affiliates	—	—	1,194	121	108	—	—
Payable for:
Investment securities purchased	1	—	81,384	—	—	7,600	—
Deposits from counterparties	—	—	6,169	—	—	—	—
Return of securities loaned	603	626	20,384	30,554	—	5,857	—
Fund shares redeemed	593	87	3,116	763	4,553	1,311	2,330
Advisory fees	336	25	1,318	369	1,896	814	696
Administrative fees	95	7	342	103	396	238	219
12b-1 fees (Class A)	36	—	136	41	211	35	40
Board of trustee fees	19	1	184	72	214	80	31
Other expenses	8	—	314	1	4	1	1
Total liabilities	1,691	746	132,828	32,024	7,382	15,936	3,317
Net assets	$753,627	$60,422	$2,776,766	$833,173	$5,080,885	$1,904,691	$1,794,733
Net assets consist of:
Paid-in capital(a)	$1,181,476	$57,491	$2,518,557	$832,424	$2,706,313	$1,492,325	$1,084,313
Total distributable earnings (loss)(a)	(427,849)	2,931	258,209	749	2,374,572	412,366	710,420
Net assets	$753,627	$60,422	$2,776,766	$833,173	$5,080,885	$1,904,691	$1,794,733
Net assets - Class A	$733,922	$6,330	$2,755,338	$822,635	$4,289,146	$704,827	$825,580
Shares outstanding - Class A	57,943	1,018	157,109	63,033	50,412	35,290	31,881
Net asset value per share - Class A	$12.67	$6.22	$17.54	$13.05	$85.08	$19.97	$25.90
Net assets - Class I	$19,705	$54,092	$21,428	$10,538	$791,739	$1,199,864	$969,153
Shares outstanding - Class I	1,533	8,607	1,191	788	8,770	58,123	36,697
Net asset value per share - Class I	$12.85	$6.28	$17.99	$13.38	$90.28	$20.64	$26.41
Investments - unaffiliated, at cost	$924,181	$57,199	$2,218,525	$822,848	$2,702,018	$1,739,216	$1,066,092
Investments - affiliated, at cost	2,305	1,023	331,601	39,025	7,819	26,498	20,457
Purchased options, at cost	—	—	9,075	—	—	—	—
Foreign currency cost	26	—	7,160	515	—	1,323	—
Premiums from written options	—	—	5,843	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,839	1,196	36,328	29,580	133	9,288	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Assets
Investments - unaffiliated, at value	$321,016	$1,400,288	$589,050	$2,780,795	$538,965	$1,767,122	$1,957,163
Investments - affiliated, at value	2,790	3,381	2,980	93,508	5,403	69,899	61,055
Forward foreign currency contracts	—	—	—	9	—	—	—
Variation margin on futures/futures options contracts	—	—	—	298	—	—	29
OTC swap agreements	—	—	—	—	—	22,991	—
Cash	137	585	331	2,199	213	3,203	1,168
Foreign currency	2,397	—	—	495	—	—	—
Receivable from:
Investment securities sold	788	1,184	194	6,134	7,480	6,313	—
Fund shares sold	178	271	399	987	132	468	420
Dividends and interest	928	726	356	18,822	7,859	9,323	10,628
Administrator	1	4	1	—	—	—	—
Deposits with brokers and counterparties	—	—	—	8,357	—	19,381	8,421
Other assets	1	7	3	15	3	11	11
Total assets	328,236	1,406,446	593,314	2,911,619	560,055	1,898,711	2,038,895
Liabilities
Variation margin on futures/futures options contracts	—	—	—	330	—	—	667
OTC swap agreements	—	—	—	—	—	3,584	—
Payable for:
Investment securities purchased	576	110	—	15,033	2,137	17,837	17,993
Deposits from counterparties	—	—	—	—	—	31,521	—
Return of securities loaned	2,493	736	2,081	4,495	3,338	—	—
Fund shares redeemed	77	744	210	1,999	437	922	1,244
Advisory fees	121	452	256	883	283	844	707
Administrative fees	40	115	73	238	68	228	166
12b-1 fees (Class A)	15	64	28	87	6	80	36
Board of trustee fees	4	56	9	303	50	61	102
Other expenses	—	2	—	2	—	1	1
Total liabilities	3,326	2,279	2,657	23,370	6,319	55,078	20,916
Net assets	$324,910	$1,404,167	$590,657	$2,888,249	$553,736	$1,843,633	$2,017,979
Net assets consist of:
Paid-in capital(a)	$300,004	$814,513	$567,492	$3,067,914	$586,356	$1,875,606	$2,238,574
Total distributable earnings (loss)(a)	24,906	589,654	23,165	(179,665)	(32,620)	(31,973)	(220,595)
Net assets	$324,910	$1,404,167	$590,657	$2,888,249	$553,736	$1,843,633	$2,017,979
Net assets - Class A	$305,066	$1,295,205	$566,235	$1,757,890	$130,529	$1,615,998	$722,557
Shares outstanding - Class A	26,139	47,879	46,855	139,147	11,019	67,344	68,490
Net asset value per share - Class A	$11.67	$27.05	$12.08	$12.63	$11.85	$24.00	$10.55
Net assets - Class I	$19,844	$108,962	$24,422	$1,130,359	$423,207	$227,635	$1,295,422
Shares outstanding - Class I	1,687	3,724	1,988	81,672	35,767	9,313	120,909
Net asset value per share - Class I	$11.76	$29.26	$12.28	$13.84	$11.83	$24.44	$10.71
Investments - unaffiliated, at cost	$293,429	$810,633	$565,884	$2,966,728	$571,585	$1,818,501	$2,183,674
Investments - affiliated, at cost	2,790	3,381	2,980	93,508	5,403	69,899	61,055
Foreign currency cost	2,397	—	—	490	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	17,686	2,993	6,952	7,373	6,077	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,640,906	$533,831	$1,445,242	$5,241,875	$966,598	$622,482	$117,077
Investments - affiliated, at value	50,392	—	62,549	48,265	16,622	25,308	1,507
Purchased options, at value	1,135	—	—	—	—	—	—
Variation margin on futures/futures options contracts	70	—	—	—	—	—	—
Variation margin on swap agreements	69	—	—	—	—	—	—
OTC swap agreements	21	—	—	—	—	—	—
OTC swap premiums paid	778	—	—	—	—	—	—
Cash	3,385	421	322	1,628	113	313	71
Foreign currency	9	189	—	—	904	—	—
Receivable from:
Investment securities sold	250,810	—	—	—	1,617	—	2,117
Fund shares sold	955	275	313	435	183	1,191	47
Dividends and interest	14,115	2,893	16,069	6,467	4,866	2,894	392
Deposits with brokers and counterparties	305	—	1,045	—	—	—	—
Other assets	8	3	8	28	6	4	1
Total assets	1,962,958	537,612	1,525,548	5,298,698	990,909	652,192	121,212
Liabilities
Forward sales commitments, at value	611	—	—	—	—	—	—
Variation margin on futures/futures options contracts	104	—	315	—	—	—	—
OTC swap agreements	257	—	—	—	—	—	—
OTC swap premiums received	124	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	19,204	—	—
Payable to affiliates	—	123	104	—	155	—	—
Payable for:
Investment securities purchased	392,748	—	8,838	—	—	—	2,233
Deposits from counterparties	1,993	—	—	—	—	—	—
Return of securities loaned	6,121	—	21,734	—	2,986	—	798
Fund shares redeemed	1,126	579	581	3,858	768	779	43
Advisory fees	483	316	645	1,082	689	348	65
Administrative fees	129	68	123	612	119	81	15
12b-1 fees (Class A)	39	25	73	259	25	20	5
Board of trustee fees	90	49	141	346	19	52	5
Other expenses	1	—	1	4	10	—	—
Total liabilities	403,826	1,160	32,555	6,161	23,975	1,280	3,164
Net assets	$1,559,132	$536,452	$1,492,993	$5,292,537	$966,934	$650,912	$118,048
Net assets consist of:
Paid-in capital(a)	$1,677,072	$547,606	$1,471,518	$4,512,030	$823,808	$530,004	$145,888
Total distributable earnings (loss)(a)	(117,940)	(11,154)	21,475	780,507	143,126	120,908	(27,840)
Net assets	$1,559,132	$536,452	$1,492,993	$5,292,537	$966,934	$650,912	$118,048
Net assets - Class A	$792,577	$513,243	$1,485,046	$5,258,308	$502,751	$399,670	$96,083
Shares outstanding - Class A	66,574	29,780	94,989	134,888	30,855	29,685	10,252
Net asset value per share - Class A	$11.91	$17.23	$15.63	$38.98	$16.29	$13.46	$9.37
Net assets - Class I	$766,555	$23,209	$7,947	$34,229	$464,183	$251,242	$21,965
Shares outstanding - Class I	62,372	1,318	523	860	27,923	18,608	2,316
Net asset value per share - Class I	$12.29	$17.60	$15.19	$39.78	$16.62	$13.50	$9.48
Investments - unaffiliated, at cost	$1,758,912	$545,083	$1,423,989	$4,461,439	$788,009	$587,025	$114,550
Investments - affiliated, at cost	50,392	—	62,549	48,265	16,622	25,308	1,507
Purchased options, at cost	1,360	—	—	—	—	—	—
Foreign currency cost	9	189	—	—	904	—	—
Proceeds from forward sales commitments	612	—	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	6,793	—	21,224	—	2,920	—	2,472

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets
Investments - unaffiliated, at value	$991,255	$1,824,182	$1,681,565	$949,311	$887,883	$3,204,930	$1,241,056
Investments - affiliated, at value	24,193	3,528	37,514	31,624	8,231	23,936	37,965
Purchased options, at value	—	—	—	—	7,011	—	—
Forward foreign currency contracts	—	—	—	1,276	—	—	—
Variation margin on futures/futures options contracts	—	—	—	229	—	—	—
Cash	727	—	156	2,000	321	1,176	400
Foreign currency	1	410	—	1,036	—	—	—
Receivable from:
Investment securities sold	—	2,069	13,032	2,239	29,775	394,878	—
Fund shares sold	177	338	670	98	536	1,864	1,576
Dividends and interest	1,994	3,203	404	7,737	566	533	5,830
Deposits with brokers and counterparties	—	—	—	2,065	554	—	—
Other assets	6	9	10	7	5	19	8
Total assets	1,018,353	1,833,739	1,733,351	997,622	934,882	3,627,336	1,286,835
Liabilities
Cash overdraft	—	739	—	—	—	—	—
Written options, at value	—	—	—	—	7,241	—	—
Forward foreign currency contracts	—	—	—	1,790	—	—	—
Variation margin on futures/futures options contracts	—	—	—	829	41	—	—
Deferred foreign capital gains tax liability	—	8,009	—	142	—	—	—
Payable to affiliates	169	1,120	—	413	—	—	—
Payable for:
Investment securities purchased	—	—	14,701	4,463	30,201	337,690	—
Return of securities loaned	—	3,528	—	5,535	—	—	—
Fund shares redeemed	260	1,793	976	534	752	1,451	787
Advisory fees	439	745	875	485	364	1,305	304
Administrative fees	126	224	139	121	109	266	106
12b-1 fees (Class A)	18	74	83	48	41	151	43
Board of trustee fees	25	135	85	124	16	118	111
Other expenses	1	7	1	15	(19)	2	—
Total liabilities	1,038	16,374	16,860	14,499	38,746	340,983	1,351
Net assets	$1,017,315	$1,817,365	$1,716,491	$983,123	$896,136	$3,286,353	$1,285,484
Net assets consist of:
Paid-in capital(a)	$852,298	$920,462	$1,370,857	$955,447	$665,548	$2,786,005	$1,439,437
Total distributable earnings (loss)(a)	165,017	896,903	345,634	27,676	230,588	500,348	(153,953)
Net assets	$1,017,315	$1,817,365	$1,716,491	$983,123	$896,136	$3,286,353	$1,285,484
Net assets - Class A	$374,010	$1,505,414	$1,692,701	$979,742	$834,991	$3,074,755	$876,488
Shares outstanding - Class A	24,155	52,165	47,993	66,991	53,091	47,509	67,633
Net asset value per share - Class A	$15.48	$28.86	$35.27	$14.62	$15.73	$64.72	$12.96
Net assets - Class I	$643,305	$311,951	$23,790	$3,381	$61,145	$211,598	$408,996
Shares outstanding - Class I	40,723	10,462	637	227	3,838	3,123	29,511
Net asset value per share - Class I	$15.80	$29.82	$37.34	$14.90	$15.93	$67.76	$13.86
Investments - unaffiliated, at cost	$826,349	$911,886	$1,335,931	$921,357	$657,320	$2,704,582	$1,395,010
Investments - affiliated, at cost	24,193	3,528	37,514	31,624	8,231	23,936	37,965
Purchased options, at cost	—	—	—	—	6,926	—	—
Foreign currency cost	1	413	—	1,007	—	—	—
Premiums from written options	—	—	—	—	7,130	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	20,418	20,936	6,770	—	20,297	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Assets
Investments - unaffiliated, at value	$1,714,710	$470,158	$720,727	$656,300	$824,550	$1,406,716	$391,533
Investments - affiliated, at value	5,196	12,028	5,950	863	7,121	4,728	2,108
Variation margin on futures/futures options contracts	—	—	—	59	—	—	—
Cash	898	—	1	1,145	29	125	—
Foreign currency	38	140	106	—	—	—	—
Receivable from:
Investment securities sold	—	424	—	—	—	—	—
Fund shares sold	713	61	602	771	2,624	296	65
Dividends and interest	1,442	1,258	1,952	6,520	60	391	1,031
Administrator	—	—	—	—	—	1	—
Deposits with brokers and counterparties	—	—	—	1,010	352	232	145
Other assets	8	2	4	5	5	8	2
Total assets	1,723,005	484,071	729,342	666,673	834,741	1,412,497	394,884
Liabilities
Variation margin on futures/futures options contracts	—	—	—	23	59	48	15
Payable for:
Investment securities purchased	—	114	—	2,412	798	—	—
Return of securities loaned	—	—	—	863	312	2,200	—
Fund shares redeemed	681	203	835	355	668	1,551	281
Advisory fees	678	263	327	191	123	205	62
Administrative fees	142	61	89	82	100	172	49
12b-1 fees (Class A)	48	6	21	20	40	69	19
Board of trustee fees	88	10	65	10	11	58	6
Other expenses	1	—	1	—	11	20	5
Total liabilities	1,638	657	1,338	3,956	2,122	4,323	437
Net assets	$1,721,367	$483,414	$728,004	$662,717	$832,619	$1,408,174	$394,447
Net assets consist of:
Paid-in capital(a)	$1,346,728	$421,150	$515,753	$661,384	$637,655	$1,090,976	$378,238
Total distributable earnings (loss)(a)	374,639	62,264	212,251	1,333	194,964	317,198	16,209
Net assets	$1,721,367	$483,414	$728,004	$662,717	$832,619	$1,408,174	$394,447
Net assets - Class A	$971,388	$129,343	$423,476	$416,398	$819,860	$1,390,394	$386,640
Shares outstanding - Class A	55,861	8,098	24,672	40,453	34,773	33,331	23,185
Net asset value per share - Class A	$17.39	$15.97	$17.16	$10.29	$23.58	$41.72	$16.68
Net assets - Class I	$749,979	$354,071	$304,528	$246,319	$12,759	$17,780	$7,807
Shares outstanding - Class I	41,996	22,044	17,467	23,763	571	410	458
Net asset value per share - Class I	$17.86	$16.06	$17.43	$10.37	$22.36	$43.37	$17.06
Investments - unaffiliated, at cost	$1,340,096	$415,683	$528,000	$658,339	$629,704	$1,089,532	$375,306
Investments - affiliated, at cost	5,196	12,028	5,950	863	7,121	4,728	2,108
Foreign currency cost	37	140	106	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	5,525	12,842	1,465	325	3,558	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Assets
Investments - unaffiliated, at value	$1,273,281	$1,980,008	$1,254,274	$3,328,670	$246,534	$6,978,828	$160,913
Investments - affiliated, at value	5,514	12,900	17,822	3,476	1,431	40,929	517
Variation margin on futures/futures options contracts	—	89	25	12	3	—	—
Cash	241	357	292	4	101	1,225	—
Receivable from:
Investment securities sold	—	—	—	10,598	—	—	279
Fund shares sold	340	1,883	2,341	2,243	153	1,413	167
Dividends and interest	380	764	686	2,246	161	808	108
Administrator	1	1	1	1	—	5	—
Deposits with brokers and counterparties	321	1,089	364	265	104	1,774	69
Other assets	7	11	7	18	1	35	1
Total assets	1,280,085	1,997,102	1,275,812	3,347,533	248,488	7,025,017	162,054
Liabilities
Variation margin on futures/futures options contracts	13	—	—	7	—	34	—
Payable for:
Return of securities loaned	—	1,205	260	705	204	9,719	175
Fund shares redeemed	815	3,090	595	2,124	549	8,201	119
Advisory fees	188	284	188	474	41	917	28
Administrative fees	157	242	157	406	31	778	20
12b-1 fees (Class A)	62	97	62	163	12	338	8
Board of trustee fees	57	96	59	154	3	140	3
Other expenses	60	26	16	45	3	86	2
Total liabilities	1,352	5,040	1,337	4,078	843	20,213	355
Net assets	$1,278,733	$1,992,062	$1,274,475	$3,343,455	$247,645	$7,004,804	$161,699
Net assets consist of:
Paid-in capital(a)	$759,346	$1,640,039	$1,008,240	$1,925,000	$210,570	$3,754,569	$151,660
Total distributable earnings (loss)(a)	519,387	352,023	266,235	1,418,455	37,075	3,250,235	10,039
Net assets	$1,278,733	$1,992,062	$1,274,475	$3,343,455	$247,645	$7,004,804	$161,699
Net assets - Class A	$1,254,520	$1,964,208	$1,253,787	$3,305,821	$241,000	$6,887,548	$157,282
Shares outstanding - Class A	25,992	49,780	59,721	71,782	12,627	119,137	9,465
Net asset value per share - Class A	$48.27	$39.46	$20.99	$46.05	$19.09	$57.81	$16.62
Net assets - Class I	$24,213	$27,854	$20,688	$37,634	$6,645	$117,256	$4,417
Shares outstanding - Class I	490	681	964	797	340	1,948	260
Net asset value per share - Class I	$49.43	$40.92	$21.47	$47.21	$19.53	$60.19	$17.00
Investments - unaffiliated, at cost	$753,959	$1,628,176	$989,943	$1,910,224	$209,467	$3,728,155	$150,871
Investments - affiliated, at cost	5,514	12,900	15,947	3,476	1,431	40,929	517
Securities on loan included in
Investments - unaffiliated, at value	—	15,128	2,481	2,529	658	22,743	168

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Assets
Investments - unaffiliated, at value	$8,144,377	$174,804	$15,302,121	$5,222,667	$406,852	$433,967	$1,896,608
Investments - affiliated, at value	37,040	980	278,614	26,989	3,406	4,968	15,601
Forward foreign currency contracts	—	—	—	—	—	2	—
Variation margin on futures/futures options contracts	—	13	12	13	—	4	—
Cash	3,078	210	2,758	1,710	283	103	1,089
Foreign currency	—	—	—	—	—	373	—
Receivable from:
Investment securities sold	—	—	—	43	—	3	—
Fund shares sold	8,527	72	5,499	219	1,585	444	746
Dividends and interest	1,424	663	7,797	2,929	505	702	2,394
Administrator	6	—	—	—	—	—	—
Deposits with brokers and counterparties	1,919	102	5,552	1,070	243	285	—
Other assets	43	1	77	28	1	2	10
Total assets	8,196,414	176,845	15,602,430	5,255,668	412,875	440,853	1,916,448
Liabilities
Forward foreign currency contracts	—	—	—	—	—	5	—
Variation margin on futures/futures options contracts	238	—	572	91	59	20	—
Payable to affiliates	—	—	—	—	—	101	77
Payable for:
Investment securities purchased	—	52	—	1	1,454	—	—
Return of securities loaned	—	800	852,955	5,763	673	292	—
Fund shares redeemed	4,892	64	9,037	3,687	203	150	1,154
Advisory fees	1,067	29	1,207	661	66	68	870
Administrative fees	908	21	1,102	606	52	54	159
12b-1 fees (Class A)	395	8	725	255	20	21	92
Board of trustee fees	146	5	430	593	9	40	127
Other expenses	1,286	2	719	67	5	5	1
Total liabilities	8,932	981	866,747	11,724	2,541	756	2,480
Net assets	$8,187,482	$175,864	$14,735,683	$5,243,944	$410,334	$440,097	$1,913,968
Net assets consist of:
Paid-in capital(a)	$4,741,812	$203,308	$6,431,863	$4,135,342	$429,054	$257,336	$1,527,833
Total distributable earnings (loss)(a)	3,445,670	(27,444)	8,303,820	1,108,602	(18,720)	182,761	386,135
Net assets	$8,187,482	$175,864	$14,735,683	$5,243,944	$410,334	$440,097	$1,913,968
Net assets - Class A	$8,040,231	$164,900	$14,726,419	$5,170,350	$402,617	$429,044	$1,864,327
Shares outstanding - Class A	113,330	12,698	342,843	228,193	21,233	10,285	96,261
Net asset value per share - Class A	$70.95	$12.99	$42.95	$22.66	$18.96	$41.72	$19.37
Net assets - Class I	$147,251	$10,964	$9,264	$73,594	$7,717	$11,053	$49,641
Shares outstanding - Class I	3,100	828	207	3,179	398	261	2,504
Net asset value per share - Class I	$47.50	$13.24	$44.73	$23.15	$19.37	$42.31	$19.83
Investments - unaffiliated, at cost	$4,698,656	$203,280	$7,005,856	$4,116,219	$425,529	$251,327	$1,511,778
Investments - affiliated, at cost	37,040	980	273,997	25,965	3,406	4,929	15,601
Foreign currency cost	—	—	—	—	—	374	—
Securities on loan included in
Investments - unaffiliated, at value	—	2,074	848,027	9,821	1,128	3,442	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund
Assets
Investments - unaffiliated, at value	$13,993	$124,372	$437,939	$1,332,239	$35,214	$51,778	$768,123
Investments - affiliated, at value	12	1,444	4,452	6,634	1,951	13,498	5,190
Forward foreign currency contracts	—	—	—	—	—	—	583
Variation margin on futures/futures options contracts	—	1	—	—	1,077	169	858
Variation margin on swap agreements	—	—	—	—	—	—	47
OTC swap agreements	—	—	—	—	—	—	86
Cash	3	23	71	361	352	500	71
Foreign currency	1	—	—	—	—	—	2,024
Receivable from:
Investment securities sold	—	—	—	—	—	—	25,962
Fund shares sold	20	706	505	665	—	4	465
Dividends and interest	54	77	268	2,101	212	249	5,735
Administrator	—	—	1	—	—	—	—
Deposits with brokers and counterparties	—	64	155	418	2,456	2,650	1,880
Other assets	—	—	1	7	—	—	5
Total assets	14,083	126,687	443,392	1,342,425	41,262	68,848	811,029
Liabilities
Forward foreign currency contracts	—	—	—	—	—	—	363
Variation margin on futures/futures options contracts	—	1	11	39	415	—	369
Variation margin on swap agreements	—	—	—	—	—	—	9
Deferred foreign capital gains tax liability	—	—	—	—	—	—	1
Payable for:
Investment securities purchased	21	—	1,256	—	226	9,310	120,665
Return of securities loaned	—	647	289	—	—	—	3,136
Fund shares redeemed	2	407	133	990	5	10	322
Advisory fees	2	21	89	215	15	32	276
Administrative fees	2	15	54	166	5	6	85
12b-1 fees (Class A)	1	—	21	39	2	3	30
Board of trustee fees	—	—	4	23	4	—	35
Other expenses	4	25	5	369	—	—	4
Total liabilities	32	1,116	1,862	1,841	672	9,361	125,295
Net assets	$14,051	$125,571	$441,530	$1,340,584	$40,590	$59,487	$685,734
Net assets consist of:
Paid-in capital(a)	$13,663	$127,666	$376,459	$1,102,366	$40,314	$59,732	$708,926
Total distributable earnings (loss)(a)	388	(2,095)	65,071	238,218	276	(245)	(23,192)
Net assets	$14,051	$125,571	$441,530	$1,340,584	$40,590	$59,487	$685,734
Net assets - Class A	$8,079	$1	$425,217	$786,506	$40,589	$59,486	$607,837
Shares outstanding - Class A	683	—	16,918	61,736	2,418	5,078	49,527
Net asset value per share - Class A	$11.84	$9.87	$25.13	$12.74	$16.79	$11.72	$12.27
Net assets - Class I	$5,972	$125,570	$16,313	$554,078	$1	$1	$77,897
Shares outstanding - Class I	500	12,710	636	42,814	—	—	6,211
Net asset value per share - Class I	$11.95	$9.88	$25.66	$12.94	$17.03	$11.80	$12.54
Investments - unaffiliated, at cost	$11,905	$126,470	$373,091	$1,308,156	$35,195	$51,976	$792,046
Investments - affiliated, at cost	12	1,444	4,275	6,634	1,951	13,498	5,190
Foreign currency cost	1	—	—	—	—	—	2,034
Securities on loan included in
Investments - unaffiliated, at value	52	610	282	—	—	—	3,626

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Assets
Investments - unaffiliated, at value	$2,249,646	$2,246,021	$1,185,637	$1,590,736	$1,158,929	$1,283,844	$233,450
Investments - affiliated, at value	82,662	5,605	2,716	—	19,064	76,560	183
Forward foreign currency contracts	—	4,017	695	2,255	—	—	—
Variation margin on futures/futures options contracts	—	1,196	115	1,508	—	—	34
Variation margin on swap agreements	—	3,486	410	1,413	—	—	—
OTC swap agreements	—	2,138	147	9	—	—	—
OTC swap premiums paid	—	2,365	7	—	—	—	—
Cash	178	1,064	680	2,059	12,698	1,442	71
Foreign currency	—	3,553	2,109	5,629	—	—	—
Receivable from:
Investment securities sold	753	962,173	110,516	168,726	40,468	17,221	480
Fund shares sold	1,825	4,402	295	499	289	270	115
Treasury roll transactions	—	—	13,927	1,001,434	—	—	—
Dividends and interest	3,361	9,886	12,377	5,458	6,837	19,993	2,857
Deposits with brokers and counterparties	—	25,622	9,655	9,268	—	—	173
Other assets	11	8	5	7	7	8	—
Total assets	2,338,436	3,271,536	1,339,291	2,789,001	1,238,292	1,399,338	237,363
Liabilities
Forward sales commitments, at value	—	7,454	—	—	—	—	—
Written options, at value	—	548	66	1,101	—	—	—
Forward foreign currency contracts	—	3,411	209	72	—	—	—
Variation margin on futures/futures options contracts	—	237	299	790	—	—	23
Variation margin on swap agreements	—	2,418	248	1,227	—	—	—
OTC swap agreements	—	2,084	5	665	—	—	—
OTC swap premiums received	—	3,049	128	—	—	—	—
Payable for:
Investment securities purchased	4,312	1,701,266	226,964	350,949	62,348	17,923	1,671
Treasury roll transactions	—	34,304	121,695	1,125,985	—	—	—
Deposits from counterparties	—	4,418	1,585	2,917	—	—	—
Return of securities loaned	19,647	1,699	2,252	—	—	42,803	—
Interest expense and brokerage charges	—	—	—	5	—	—	—
Fund shares redeemed	780	625	534	765	529	590	95
Advisory fees	780	598	284	416	453	373	73
Administrative fees	284	186	81	108	146	110	29
12b-1 fees (Class A)	94	48	23	48	57	59	—
Board of trustee fees	22	68	32	148	75	144	—
Other expenses	2	295	11	85	11	1	—
Total liabilities	25,921	1,762,708	354,416	1,485,281	63,619	62,003	1,891
Net assets	$2,312,515	$1,508,828	$984,875	$1,303,720	$1,174,673	$1,337,335	$235,472
Net assets consist of:
Paid-in capital(a)	$2,120,398	$1,586,447	$1,060,934	$1,331,732	$1,203,359	$1,344,527	$233,125
Total distributable earnings (loss)(a)	192,117	(77,619)	(76,059)	(28,012)	(28,686)	(7,192)	2,347
Net assets	$2,312,515	$1,508,828	$984,875	$1,303,720	$1,174,673	$1,337,335	$235,472
Net assets - Class A	$1,900,688	$971,177	$472,119	$979,528	$1,157,880	$1,195,504	$1
Shares outstanding - Class A	61,614	85,336	39,377	86,100	90,321	75,308	—
Net asset value per share - Class A	$30.85	$11.38	$11.99	$11.38	$12.82	$15.87	$10.20
Net assets - Class I	$411,827	$537,651	$512,756	$324,192	$16,793	$141,831	$235,471
Shares outstanding - Class I	13,098	46,328	42,095	27,736	1,287	7,498	23,082
Net asset value per share - Class I	$31.44	$11.61	$12.18	$11.69	$13.05	$18.91	$10.20
Investments - unaffiliated, at cost	$2,057,527	$2,350,602	$1,264,048	$1,620,688	$1,187,612	$1,291,038	$231,157
Investments - affiliated, at cost	82,662	5,605	2,716	—	19,064	76,560	183
Foreign currency cost	—	3,549	2,110	7,204	—	—	—
Proceeds from forward sales commitments	—	7,524	—	—	—	—	—
Premiums from written options	—	535	71	1,643	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	19,458	1,658	2,194	—	—	54,073	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Assets
Investments - unaffiliated, at value	$1,530,682	$401,095	$2,196,468	$522,412	$13,598,319	$10,538,917	$5,099,465
Investments - affiliated, at value	17,361	4,138	10,721	8,276	633,732	5,190	217,363
Variation margin on futures/futures options contracts	446	4	6	—	—	—	—
Cash	550	150	1,146	776	17,796	903	1,704
Foreign currency	—	—	—	222	3,116	629	—
Receivable from:
Investment securities sold	2,611	—	—	3,474	56,145	77,059	9,331
Fund shares sold	913	199	356	390	6,312	2,025	2,075
Dividends and interest	13,344	504	1,639	2,231	48,000	1,125	984
Deposits with brokers and counterparties	4,228	154	406	—	—	—	—
Other assets	8	2	13	2	75	56	30
Total assets	1,570,143	406,246	2,210,755	537,783	14,363,495	10,625,904	5,330,952
Liabilities
Written options, at value	—	—	—	—	36,494	—	—
Variation margin on futures/futures options contracts	962	—	27	6	—	—	—
Deferred foreign capital gains tax liability	—	—	—	20	—	—	—
Payable to affiliates	—	—	—	163	—	101	—
Payable for:
Investment securities purchased	16,156	—	—	7,197	107,575	36,324	15,776
Return of securities loaned	3,531	1,273	332	1,404	9,990	—	1,489
Fund shares redeemed	1,159	190	1,191	203	7,764	10,633	2,495
Advisory fees	488	60	314	220	5,956	3,701	2,504
Administrative fees	128	50	272	65	1,553	796	417
12b-1 fees (Class A)	29	20	108	26	665	451	247
Board of trustee fees	67	34	382	26	220	458	280
Other expenses	—	35	218	4	10	7	4
Total liabilities	22,520	1,662	2,844	9,334	170,227	52,471	23,212
Net assets	$1,547,623	$404,584	$2,207,911	$528,449	$14,193,268	$10,573,433	$5,307,740
Net assets consist of:
Paid-in capital(a)	$1,615,691	$362,648	$1,813,249	$464,171	$12,553,910	$5,761,105	$4,103,209
Total distributable earnings (loss)(a)	(68,068)	41,936	394,662	64,278	1,639,358	4,812,328	1,204,531
Net assets	$1,547,623	$404,584	$2,207,911	$528,449	$14,193,268	$10,573,433	$5,307,740
Net assets - Class A	$585,169	$399,025	$2,181,999	$523,356	$13,518,505	$9,159,922	$5,032,242
Shares outstanding - Class A	46,378	44,922	95,389	29,183	508,446	106,976	66,530
Net asset value per share - Class A	$12.62	$8.88	$22.87	$17.93	$26.59	$85.63	$75.64
Net assets - Class I	$962,454	$5,559	$25,912	$5,093	$674,763	$1,413,511	$275,498
Shares outstanding - Class I	75,219	632	1,115	278	24,909	15,695	3,414
Net asset value per share - Class I	$12.80	$8.79	$23.24	$18.29	$27.09	$90.06	$80.70
Investments - unaffiliated, at cost	$1,601,071	$360,635	$1,804,270	$458,151	$11,958,068	$5,726,590	$3,894,933
Investments - affiliated, at cost	17,361	3,355	8,703	8,276	633,827	5,190	217,363
Foreign currency cost	—	—	—	222	3,160	629	—
Premiums from written options	—	—	—	—	35,728	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,750	4,740	2,900	3,040	9,788	48,086	10,499

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund
Assets
Investments - unaffiliated, at value	$1,131,829	$499,559	$4,593,617	$5,249	$1,679,023	$43,870	$345,224
Investments - affiliated, at value	120	32,178	12,411	173	30,146	2,283	18,097
Purchased options, at value	—	—	—	—	—	199	—
Forward foreign currency contracts	—	—	—	—	—	80	744
Variation margin on futures/futures options contracts	206	—	—	—	—	—	70
OTC swap agreements	—	—	—	—	—	1,464	—
Cash	855	1,141	2,926	—	1	323	—
Cash collateral segregated for short sales	—	—	—	—	—	989	—
Foreign currency	—	—	1	17	—	9	5,674
Receivable from:
Investment securities sold	56,526	—	17,965	—	749	824	—
Fund shares sold	889	203	1,486	—	1,180	64	52
Dividends and interest	8,512	8,877	3,417	10	2,461	387	4,543
Deposits with brokers and counterparties	—	—	—	—	—	9,070	540
Other assets	6	2	25	—	8	—	1
Total assets	1,198,943	541,960	4,631,848	5,449	1,713,568	59,562	374,945
Liabilities
Securities sold short, at value	—	—	—	—	—	963	—
Written options, at value	—	—	—	—	—	379	—
Forward foreign currency contracts	—	—	—	—	—	38	1,356
Variation margin on futures/futures options contracts	41	—	—	—	—	—	172
Variation margin on swap agreements	2	—	—	—	—	—	—
OTC swap agreements	—	—	—	—	—	2,136	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	7
Payable to affiliates	—	—	188	—	—	—	—
Payable for:
Investment securities purchased	57,551	5,028	9,489	—	8,536	186	8,470
Deposits from counterparties	—	—	—	—	—	—	63
Return of securities loaned	—	19,535	7,290	—	—	—	1,816
Fund shares redeemed	564	736	1,262	—	330	13	237
Advisory fees	292	200	1,775	4	931	48	150
Administrative fees	94	64	366	1	210	5	45
12b-1 fees (Class A)	54	9	154	—	39	3	18
Board of trustee fees	112	31	244	—	58	10	83
Other expenses	1	—	3	—	1	—	—
Total liabilities	58,711	25,603	20,771	5	10,105	3,781	12,417
Net assets	$1,140,232	$516,357	$4,611,077	$5,444	$1,703,463	$55,781	$362,528
Net assets consist of:
Paid-in capital(a)	$1,158,936	$514,687	$4,041,558	$7,265	$1,190,276	$57,673	$577,342
Total distributable earnings (loss)(a)	(18,704)	1,670	569,519	(1,821)	513,187	(1,892)	(214,814)
Net assets	$1,140,232	$516,357	$4,611,077	$5,444	$1,703,463	$55,781	$362,528
Net assets - Class A	$1,105,419	$191,091	$3,114,094	$5,443	$781,434	$53,666	$358,074
Shares outstanding - Class A	103,247	16,015	114,841	686	51,469	4,205	46,334
Net asset value per share - Class A	$10.71	$11.93	$27.12	$7.93	$15.18	$12.76	$7.73
Net assets - Class I	$34,813	$325,266	$1,496,983	$1	$922,029	$2,115	$4,454
Shares outstanding - Class I	3,166	27,051	51,853	—	59,607	164	564
Net asset value per share - Class I	$10.99	$12.02	$28.87	$7.98	$15.47	$12.88	$7.90
Investments - unaffiliated, at cost	$1,150,984	$497,889	$4,024,173	$5,867	$1,292,336	$45,426	$353,309
Investments - affiliated, at cost	120	32,178	12,411	173	30,146	2,283	18,097
Purchased options, at cost	—	—	—	—	—	136	—
Foreign currency cost	—	—	1	17	—	9	5,752
Proceeds from securities sold short	—	—	—	—	—	1,007	—
Premiums from written options	—	—	—	—	—	560	—
Securities on loan included in
Investments - unaffiliated, at value	—	22,959	6,969	—	—	—	1,784

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,102,364	$9,139,950	$1,083,352	$615,726	$1,615,537	$1,210,701
Investments - affiliated, at value	27,623	109,440	7,515	17,537	—	9,426
Repurchase agreements, at value	—	—	—	—	1,132,400	—
Variation margin on futures/futures options contracts	—	66	—	—	—	—
Cash	—	3,402	750	112	94,122	801
Foreign currency	441	—	—	690	—	—
Receivable from:
Investment securities sold	4,828	88,414	400	2,602	—	20,400
Fund shares sold	120	1,733	407	257	16,809	143
Dividends and interest	2,926	27,495	1,615	2,627	910	1,286
Other assets	5	50	6	4	13	7
Total assets	1,138,307	9,370,550	1,094,045	639,555	2,859,791	1,242,764
Liabilities
Foreign currency overdraft	—	—	1	—	—	—
Deferred foreign capital gains tax liability	634	—	—	—	—	—
Payable to affiliates	—	4	87	117	—	—
Payable for:
Investment securities purchased	4,527	159,648	3,011	3,990	55,133	18,088
Deposits from counterparties	—	280	—	—	—	—
Return of securities loaned	47	7,063	—	11,754	—	799
Fund shares redeemed	175	5,726	430	489	18,719	611
Advisory fees	477	2,384	389	294	355	384
Administrative fees	140	703	135	77	229	100
12b-1 fees (Class A)	30	449	34	30	130	37
Dividends	—	—	—	—	11,063	—
Board of trustee fees	78	386	15	92	140	113
Other expenses	17	7	1	—	2	1
Total liabilities	6,125	176,650	4,103	16,843	85,771	20,133
Net assets	$1,132,182	$9,193,900	$1,089,942	$622,712	$2,774,020	$1,222,631
Net assets consist of:
Paid-in capital(a)	$1,048,884	$7,537,050	$1,011,506	$576,332	$2,773,877	$1,045,673
Total distributable earnings (loss)(a)	83,298	1,656,850	78,436	46,380	143	176,958
Net assets	$1,132,182	$9,193,900	$1,089,942	$622,712	$2,774,020	$1,222,631
Net assets - Class A	$601,464	$9,112,064	$701,223	$618,012	$2,639,630	$744,207
Shares outstanding - Class A	51,501	253,830	38,970	64,638	2,639,486	22,438
Net asset value per share - Class A	$11.68	$35.90	$17.99	$9.56	$1.00	$33.17
Net assets - Class I	$530,718	$81,836	$388,719	$4,700	$134,390	$478,424
Shares outstanding - Class I	42,074	2,171	21,147	476	134,394	13,776
Net asset value per share - Class I	$12.61	$37.70	$18.38	$9.88	$1.00	$34.73
Investments - unaffiliated, at cost	$962,471	$7,483,617	$1,005,240	$569,850	$1,615,537	$1,033,856
Investments - affiliated, at cost	27,623	109,440	7,515	17,537	—	9,426
Repurchase agreements, at cost	—	—	—	—	1,132,400	—
Foreign currency cost	442	—	—	691	—	—
Securities on loan included in
Investments - unaffiliated, at value	46	16,618	—	15,037	—	790

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$15,176	$2,690	$5,309	$979	$5,947	$5,193	$11,484
Total investment income	15,176	2,690	5,309	979	5,947	5,193	11,484

Expenses
Advisory fees	7,477	748	1,052	980	3,210	2,115	16,721
Administrative fees	1,469	187	200	163	495	325	2,515
12b-1 fees (Class A)	4,332	538	589	483	1,443	959	8,148
Legal fees	10	1	1	1	3	2	18
Board of trustee fees	20	2	2	3	6	5	35
Chief compliance officer fees	4	1	1	1	1	1	6
Other expenses	15	2	2	1	6	4	27
Total expenses	13,327	1,479	1,847	1,632	5,164	3,411	27,470
Expense waiver	(4,412)	(374)	(501)	(702)	(1,978)	(1,508)	(12,272)
Net expenses	8,915	1,105	1,346	930	3,186	1,903	15,198
Net investment income (loss)	6,261	1,585	3,963	49	2,761	3,290	(3,714)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	(3,352)	—	—	—	—	—
Investments - affiliated	5,497	—	1,385	(2,082)	5,547	(5,168)	24,539
Distributions from affiliated investment
companies	129,306	—	—	—	28,854	22,540	134,024
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(1,196)	—	—	—	—	—
Investments - affiliated	120,885	—	11,315	(10,693)	89,371	(18,866)	658,755
Net realized and unrealized gain (loss)	255,688	(4,548)	12,700	(12,775)	123,772	(1,494)	817,318
Change in net assets from operations	$261,949	$(2,963)	$16,663	$(12,726)	$126,533	$1,796	$813,604
(a) Affiliated income	$15,176	$—	$5,309	$979	$5,947	$5,193	$11,484

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$33,968	$3,641	$5,685	$15,908	$—	$—	$—
Total investment income	33,968	3,641	5,685	15,908	—	—	—

Expenses
Advisory fees	29,348	5,387	6,675	10,833	821	1,143	1,759
Administrative fees	4,631	734	714	1,844	507	625	1,712
12b-1 fees (Class A)	16,015	2,174	2,095	5,718	1,488	1,221	3,334
Legal fees	35	5	5	13	—	—	—
Board of trustee fees	74	11	11	28	—	—	—
Chief compliance officer fees	13	2	2	5	—	—	—
Other expenses	54	8	8	20	1	1	2
Total expenses	50,170	8,321	9,510	18,461	2,817	2,990	6,807
Expense waiver	(16,246)	(3,670)	(4,642)	(5,797)	(355)	(609)	(1,084)
Net expenses	33,924	4,651	4,868	12,664	2,462	2,381	5,723
Net investment income (loss)	44	(1,010)	817	3,244	(2,462)	(2,381)	(5,723)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	89,571	4,753	12,825	31,575	(2,674)	(10,583)	2,658
Distributions from affiliated investment
companies	496,151	—	6,550	31,841	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	831,199	96,469	71,600	341,453	(4,031)	65,967	116,527
Net realized and unrealized gain (loss)	1,416,921	101,222	90,975	404,869	(6,705)	55,384	119,185
Change in net assets from operations	$1,416,965	$100,212	$91,792	$408,113	$(9,167)	$53,003	$113,462
(a) Affiliated income	$33,968	$3,641	$5,685	$15,908	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$93	$1,050	$2,939	$3,569	$5,576
Total investment income	—	—	93	1,050	2,939	3,569	5,576

Expenses
Advisory fees	2,341	1,772	708	354	1,326	949	1,601
Administrative fees	1,671	1,239	365	143	751	515	916
12b-1 fees (Class A)	4,960	3,622	2,168	850	4,481	3,073	5,589
Legal fees	—	—	5	3	10	7	12
Board of trustee fees	—	—	11	4	27	22	35
Chief compliance officer fees	—	—	2	1	4	3	4
Other expenses	2	2	8	3	16	11	21
Total expenses	8,974	6,635	3,267	1,358	6,615	4,580	8,178
Expense waiver	(1,353)	(991)	—	—	—	—	—
Net expenses	7,621	5,644	3,267	1,358	6,615	4,580	8,178
Net investment income (loss)	(7,621)	(5,644)	(3,174)	(308)	(3,676)	(1,011)	(2,602)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	18,169	463	53,748	1,773	93,083	45,616	142,120
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	182,198	(22,228)	48,255	11,121	84,087	29,411	36,101
Foreign currency	—	—	—	—	(12)	—	—
Net realized and unrealized gain (loss)	200,367	(21,765)	102,003	12,894	177,158	75,027	178,221
Change in net assets from operations	$192,746	$(27,409)	$98,829	$12,586	$173,482	$74,016	$175,619
(a) Affiliated income	$—	$—	$93	$1,050	$2,931	$3,569	$5,576

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Investment income
Dividends (a)	$28,221	$22,146	$530	$181	$1,024	$449	$971
Total investment income	28,221	22,146	530	181	1,024	449	971

Expenses
Advisory fees	3,367	2,286	1,014	425	1,834	867	1,713
Administrative fees	2,735	1,853	556	188	1,055	464	983
12b-1 fees (Class A)	5,549	3,671	3,318	1,122	6,504	2,782	6,047
Legal fees	12	8	7	2	14	6	14
Board of trustee fees	27	18	18	8	39	19	39
Chief compliance officer fees	5	3	3	1	5	2	5
Other expenses	19	14	12	5	24	12	22
Total expenses	11,714	7,853	4,928	1,751	9,475	4,152	8,823
Expense waiver	—	—	(50)	(50)	(50)	(50)	(50)
Net expenses	11,714	7,853	4,878	1,701	9,425	4,102	8,773
Net investment income (loss)	16,507	14,293	(4,348)	(1,520)	(8,401)	(3,653)	(7,802)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	15,185	(7,883)	—	—	—	—	—
Investments - affiliated	(281)	(444)	104,188	14,087	221,951	46,360	175,686
Distributions from unaffiliated
investment companies	49,602	24,327	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	196,280	98,580	—	—	—	—	—
Investments - affiliated	2,012	2,493	105,527	554	143,350	27,843	74,249
Net realized and unrealized gain (loss)	262,798	117,073	209,715	14,641	365,301	74,203	249,935
Change in net assets from operations	$279,305	$131,366	$205,367	$13,121	$356,900	$70,550	$242,133
(a) Affiliated income	$991	$845	$530	$181	$1,024	$449	$971

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Investment income
Dividends (a)	$3,308	$2,639	$3,583	$21,948	$7,219	$11,050	$1,157
Interest	—	—	—	—	—	—	17,020
Securities lending (a)	113	42	53	132	46	74	43
Total investment income	3,421	2,681	3,636	22,080	7,265	11,124	18,220

Expenses
Advisory fees	337	199	319	1,918	548	929	1,023
Administrative fees	252	149	239	1,537	411	697	—
12b-1 fees (Class A)	491	286	465	2,988	791	1,335	—
Legal fees	1	1	1	7	2	3	3
Board of trustee fees	3	1	3	16	4	6	10
Chief compliance officer fees	1	—	—	3	1	1	1
Other expenses	1	3	2	23	8	11	6
Total expenses	1,086	639	1,029	6,492	1,765	2,982	1,043
Expense waiver	—	—	—	(35)	(14)	(23)	(665)
Net expenses	1,086	639	1,029	6,457	1,751	2,959	378
Net investment income (loss)	2,335	2,042	2,607	15,623	5,514	8,165	17,842

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	23,094	6,437	18,881	(30,724)	6,757	19,433	(10,582)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(2,638)	(2,044)	(4,778)	140,818	5,729	16,991	(14,482)
Net realized and unrealized gain (loss)	20,456	4,393	14,103	110,094	12,486	36,424	(25,064)
Change in net assets from operations	$22,791	$6,435	$16,710	$125,717	$18,000	$44,589	$(7,222)
(a) Affiliated income	$323	$250	$379	$939	$431	$715	$1,283

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$12,569	$49,185	$27,381	$23,200	$6,731	$14,191	$11,788
Foreign taxes withheld	(1,116)	(4,156)	—	(9)	(121)	(1,417)	(1,351)
Interest	10	18	51	22	4,151	2	—
Net prime broker interest income	—	—	—	—	114	—	—
Securities lending (a)	76	145	115	459	9	30	380
Total investment income	11,539	45,192	27,547	23,672	10,884	12,806	10,817

Expenses
Advisory fees	835	2,291	3,391	2,485	5,257	3,362	2,507
Administrative fees	—	—	—	—	882	660	501
12b-1 fees (Class A)	—	—	—	—	299	912	627
Licensing fees paid to third parties	21	57	316	231	—	—	—
Legal fees	3	13	11	9	6	3	2
Board of trustee fees	7	19	27	21	8	11	6
Chief compliance officer fees	1	3	4	3	1	1	1
Dividends/interest on securities sold short	—	—	—	—	1,912	—	—
Interest expense	—	—	—	—	411	—	—
Other expenses	28	13	17	16	36	20	28
Total expenses	895	2,396	3,766	2,765	8,812	4,969	3,672
Expense waiver	(230)	(1,203)	(2,034)	(1,491)	—	—	—
Net expenses	665	1,193	1,732	1,274	8,812	4,969	3,672
Net investment income (loss)	10,874	43,999	25,815	22,398	2,072	7,837	7,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,364)	26,926	71,156	(7,117)	41,263	4,826	11,405
Investments - affiliated	—	—	—	658	—	(1,207)	—
Securities sold short	—	—	—	—	(10,856)	—	—
Brokerage commissions recaptured	—	—	—	—	2	—	6
Purchased options	—	—	—	—	(851)	—	—
Written options	—	—	—	—	499	—	—
Foreign currency	(176)	(324)	—	—	(97)	(641)	(283)
Forward foreign currency contracts	9	(586)	—	—	631	49	22
Futures/futures options contracts	986	1,591	1,557	450	(20)	—	—
Swap agreements	—	—	—	—	1,856	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	47,465	49,916	104,045	(39,884)	(3,239)	35,389	5,436
Investments - affiliated	—	—	—	2,871	—	(209)	—
Investment securities sold short	—	—	—	—	1,973	—	—
Purchased options	—	—	—	—	342	—	—
Written options	—	—	—	—	(50)	—	—
Foreign currency	(38)	(354)	—	—	(10)	(45)	(39)
Forward foreign currency contracts	—	(191)	—	—	122	—	—
Futures/futures options contracts	(507)	6	(186)	(702)	348	—	—
Swap agreements	—	—	—	—	(54)	—	—
Net realized and unrealized gain (loss)	44,375	76,984	176,572	(43,724)	31,859	38,162	16,547
Change in net assets from operations	$55,249	$120,983	$202,387	$(21,326)	$33,931	$45,999	$23,692
(a) Affiliated income	$273	$481	$951	$1,209	$3,892	$516	$337

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Investment income
Dividends (a)	$11,564	$6,199	$12,430	$2,703	$2,967	$138	$3,673
Foreign taxes withheld	(175)	(31)	(25)	(47)	—	(9)	—
Interest	—	—	—	—	3	—	17
Securities lending (a)	50	171	65	11	1	—	—
Total investment income	11,439	6,339	12,470	2,667	2,971	129	3,690

Expenses
Advisory fees	4,548	6,477	5,852	1,563	413	63	811
Administrative fees	1,091	1,151	880	442	207	15	304
12b-1 fees (Class A)	703	2,913	1,916	—	—	28	597
Licensing fees paid to third parties	—	—	—	—	41	—	—
Legal fees	5	8	6	2	1	—	1
Board of trustee fees	10	19	15	3	2	—	3
Chief compliance officer fees	2	3	2	1	1	—	1
Other expenses	14	14	9	6	2	9	2
Total expenses	6,373	10,585	8,680	2,017	667	115	1,719
Expense waiver	—	—	—	—	(475)	—	—
Net expenses	6,373	10,585	8,680	2,017	192	115	1,719
Net investment income (loss)	5,066	(4,246)	3,790	650	2,779	14	1,971

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	66,740	51,775	77,995	75,338	1,495	221	3,612
Brokerage commissions recaptured	32	50	22	—	—	—	—
Foreign currency	—	(12)	—	1	—	(23)	—
Forward foreign currency contracts	—	—	—	—	—	(48)	—
Futures/futures options contracts	—	—	—	—	198	—	2,373
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(43,793)	(43,033)	(49,363)	33,951	54,080	930	30,536
Investments - affiliated	—	—	—	—	57	—	—
Foreign currency	—	—	—	(3)	—	—	—
Forward foreign currency contracts	—	—	—	—	—	(8)	—
Futures/futures options contracts	—	—	—	—	(11)	—	(250)
Net realized and unrealized gain (loss)	22,979	8,780	28,654	109,287	55,819	1,072	36,271
Change in net assets from operations	$28,045	$4,534	$32,444	$109,937	$58,598	$1,086	$38,242
(a) Affiliated income	$1,190	$1,979	$1,286	$395	$52	$9	$361

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Investment income
Dividends (a)	$3,449	$48	$27,252	$15,599	$11,453	$44,574	$6,464
Foreign taxes withheld	(386)	—	(1,172)	(652)	(245)	(2,840)	(48)
Interest	—	—	21,994	—	—	—	—
Net prime broker interest income	—	—	190	—	—	—	—
Securities lending (a)	5	4	166	45	1	119	—
Total investment income	3,068	52	48,430	14,992	11,209	41,853	6,416

Expenses
Advisory fees	1,996	186	8,031	2,376	10,900	4,877	4,150
Administrative fees	565	56	2,086	668	2,277	1,426	1,302
12b-1 fees (Class A)	1,100	11	4,141	1,264	5,903	1,091	1,159
Legal fees	3	—	9	3	15	7	6
Board of trustee fees	5	1	24	8	36	15	11
Chief compliance officer fees	1	—	3	1	5	2	2
Dividends/interest on securities sold short	—	—	3	—	—	—	—
Other expenses	14	1	29	8	31	11	8
Total expenses	3,684	255	14,326	4,328	19,167	7,429	6,638
Expense waiver	—	—	—	—	(759)	—	(7)
Net expenses	3,684	255	14,326	4,328	18,408	7,429	6,631
Net investment income (loss)	(616)	(203)	34,104	10,664	(7,199)	34,424	(215)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(67,288)	(11,524)	85,407	(29,242)	127,945	86,121	96,169
Securities sold short	—	—	(990)	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	20	1
Purchased options	—	—	8,318	—	—	—	—
Written options	—	—	8,344	—	—	—	—
Foreign currency	(24)	—	(771)	45	(2)	(406)	—
Forward foreign currency contracts	(35)	—	(22,361)	—	—	(9)	—
Futures/futures options contracts	—	—	825	—	—	—	—
Swap agreements	—	—	(17,516)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	125,215	18,499	91,133	23,194	821,423	(38,856)	186,736
Investments - affiliated	—	—	(627)	—	—	—	—
Investment securities sold short	—	—	894	—	—	—	—
Purchased options	—	—	(3,763)	—	—	—	—
Written options	—	—	(944)	—	—	—	—
Foreign currency	(13)	—	(154)	(27)	(7)	(170)	—
Forward foreign currency contracts	—	—	(1,243)	—	—	(1)	—
Futures/futures options contracts	—	—	2,664	—	—	—	—
Swap agreements	—	—	1,776	—	—	—	—
Net realized and unrealized gain (loss)	57,855	6,975	150,992	(6,030)	949,359	46,699	282,906
Change in net assets from operations	$57,239	$6,772	$185,096	$4,634	$942,160	$81,123	$282,691
(a) Affiliated income	$253	$30	$9,726	$408	$227	$805	$638

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Investment income
Dividends (a)	$7,187	$10,429	$4,155	$1,856	$97	$1,391	$951
Foreign taxes withheld	(633)	(5)	(6)	—	(1)	—	—
Interest	2	—	—	75,711	18,479	50,527	49,672
Securities lending (a)	43	45	40	416	10	—	423
Total investment income	6,599	10,469	4,189	77,983	18,585	51,918	51,046

Expenses
Advisory fees	714	2,721	1,559	5,414	1,722	5,388	4,366
Administrative fees	238	693	441	1,462	415	1,458	1,029
12b-1 fees (Class A)	447	1,919	847	2,663	195	2,542	1,086
Legal fees	1	5	3	12	2	7	7
Board of trustee fees	2	11	4	30	5	14	17
Chief compliance officer fees	—	2	1	4	1	2	3
Other expenses	—	10	2	16	4	12	19
Total expenses	1,402	5,361	2,857	9,601	2,344	9,423	6,527
Expense waiver	(5)	(26)	(6)	—	—	—	—
Net expenses	1,397	5,335	2,851	9,601	2,344	9,423	6,527
Net investment income (loss)	5,202	5,134	1,338	68,382	16,241	42,495	44,519

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,593	75,768	15,756	(39,924)	(19,837)	(11,233)	(8,285)
Foreign currency	(80)	—	—	(1)	—	—	—
Forward foreign currency contracts	—	—	—	27	—	—	—
Futures/futures options contracts	(3)	—	—	(22,710)	—	—	(17,240)
Swap agreements	—	—	—	—	—	129,389	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	4,583	73,561	(13,472)	(20,603)	24,081	12,356	(21,157)
Foreign currency	(21)	—	—	(3)	—	—	—
Forward foreign currency contracts	—	—	—	9	—	—	—
Futures/futures options contracts	—	—	—	6,320	—	—	5,914
Swap agreements	—	—	—	—	—	(95,105)	—
Net realized and unrealized gain (loss)	7,072	149,329	2,284	(76,885)	4,244	35,407	(40,768)
Change in net assets from operations	$12,274	$154,463	$3,622	$(8,503)	$20,485	$77,902	$3,751
(a) Affiliated income	$85	$83	$91	$2,565	$133	$1,390	$1,467

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Investment income
Dividends (a)	$1,157	$13,694	$8,520	$54,156	$18,725	$12,173	$3,227
Foreign taxes withheld	(2)	(379)	(17)	(6)	(1,850)	(935)	(2)
Interest	38,055	—	34,844	—	—	—	—
Securities lending (a)	34	14	172	3	14	14	9
Total investment income	39,244	13,329	43,519	54,153	16,889	11,252	3,234

Expenses
Advisory fees	2,915	2,284	3,962	6,492	4,056	2,385	560
Administrative fees	776	492	748	3,673	684	532	129
12b-1 fees (Class A)	1,178	795	2,231	7,737	671	633	145
Legal fees	5	2	5	17	3	3	1
Board of trustee fees	13	6	15	44	6	6	1
Chief compliance officer fees	2	1	2	6	1	1	—
Other expenses	8	3	9	28	5	5	1
Total expenses	4,897	3,583	6,972	17,997	5,426	3,565	837
Expense waiver	—	(27)	(49)	—	(87)	(88)	—
Net expenses	4,897	3,556	6,923	17,997	5,339	3,477	837
Net investment income (loss)	34,347	9,773	36,596	36,156	11,550	7,775	2,397

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(6,575)	(1,774)	3,604	179,604	98,008	55,416	(3,079)
Securities sold short	1	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	6	—	—	—	6
Purchased options	(18)	—	—	—	—	—	—
Written options	12	—	—	—	—	—	—
Foreign currency	—	(75)	—	—	(566)	(28)	—
Forward foreign currency contracts	—	—	—	—	10	6	—
Futures/futures options contracts	(1,362)	—	504	—	—	—	—
Swap agreements	285	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(28,847)	(9,084)	4,274	418,381	20,610	(58,216)	(8,598)
Purchased options	(138)	—	—	—	—	—	—
Written options	(43)	—	—	—	—	—	—
Foreign currency	—	(17)	(23)	—	(28)	(79)	—
Forward foreign currency contracts	—	—	—	—	—	1	—
Futures/futures options contracts	(1,964)	—	(3,305)	—	—	—	—
Swap agreements	755	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(37,894)	(10,950)	5,060	597,985	118,034	(2,900)	(11,671)
Change in net assets from operations	$(3,547)	$(1,177)	$41,656	$634,141	$129,584	$4,875	$(9,274)
(a) Affiliated income	$1,306	$96	$1,538	$829	$485	$445	$88

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Investment income
Dividends (a)	$12,785	$10,248	$4,235	$6,696	$6,122	$8,524	$1,042
Foreign taxes withheld	(121)	(890)	(28)	(321)	(9)	—	—
Interest	—	—	—	12,371	17	—	22,372
Securities lending (a)	—	78	11	79	14	15	—
Total investment income	12,664	9,436	4,218	18,825	6,144	8,539	23,414

Expenses
Advisory fees	2,693	4,414	5,537	2,955	2,189	8,052	1,972
Administrative fees	772	1,324	864	739	657	1,638	694
12b-1 fees (Class A)	565	2,210	2,559	1,473	1,192	4,586	1,334
Legal fees	4	6	6	3	3	11	5
Board of trustee fees	7	16	13	11	4	24	13
Chief compliance officer fees	1	2	2	1	1	4	2
Net short holdings borrowing fees	—	—	—	—	28	—	—
Other expenses	6	33	16	13	—	18	8
Total expenses	4,048	8,005	8,997	5,195	4,074	14,333	4,028
Expense waiver	—	—	(114)	—	—	—	—
Net expenses	4,048	8,005	8,883	5,195	4,074	14,333	4,028
Net investment income (loss)	8,616	1,431	(4,665)	13,630	2,070	(5,794)	19,386

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	16,767	78,937	55,952	24,392	64,809	296,955	(12,096)
Brokerage commissions recaptured	11	—	41	3	3	45	—
Purchased options	—	—	—	1,487	(15,295)	—	—
Written options	—	—	—	—	(28,878)	—	—
Foreign currency	6	(1)	(1)	320	—	—	—
Forward foreign currency contracts	—	7	—	(1,023)	—	—	—
Futures/futures options contracts	—	—	—	13,292	1,459	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	35,468	148,069	81,765	17,134	65,609	(94,782)	(15,051)
Purchased options	—	—	—	—	307	—	—
Written options	—	—	—	—	(54)	—	—
Foreign currency	(24)	(42)	—	(72)	—	—	—
Forward foreign currency contracts	—	—	—	(1,069)	—	—	—
Futures/futures options contracts	—	—	—	(6,672)	16	—	—
Net realized and unrealized gain (loss)	52,228	226,970	137,757	47,792	87,976	202,218	(27,147)
Change in net assets from operations	$60,844	$228,401	$133,092	$61,422	$90,046	$196,424	$(7,761)
(a) Affiliated income	$682	$274	$606	$1,089	$284	$787	$1,041

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Investment income
Dividends (a)	$18,147	$7,175	$3,684	$175	$3,101	$7,464	$4,960
Foreign taxes withheld	(31)	(594)	(263)	—	—	—	(3)
Interest	—	—	—	18,587	7	9	4
Securities lending (a)	—	18	15	6	65	91	2
Total investment income	18,116	6,599	3,436	18,768	3,173	7,564	4,963

Expenses
Advisory fees	4,063	1,609	1,968	1,203	636	1,302	376
Administrative fees	848	371	537	515	512	1,096	295
12b-1 fees (Class A)	1,449	194	634	619	1,008	2,167	576
Licensing fees paid to third parties	—	—	—	—	17	37	10
Legal fees	6	2	2	2	2	5	1
Board of trustee fees	13	4	7	4	4	11	2
Chief compliance officer fees	2	1	1	1	1	2	1
Other expenses	8	2	5	5	6	20	3
Total expenses	6,389	2,183	3,154	2,349	2,186	4,640	1,264
Expense waiver	—	—	—	—	(3)	(4)	(2)
Net expenses	6,389	2,183	3,154	2,349	2,183	4,636	1,262
Net investment income (loss)	11,727	4,416	282	16,419	990	2,928	3,701

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	80,630	18,268	27,824	(1,866)	20,549	90,206	5,446
Brokerage commissions recaptured	—	—	4	—	—	—	—
Foreign currency	—	81	(6)	—	—	—	—
Forward foreign currency contracts	—	(52)	1	—	—	—	—
Futures/futures options contracts	—	—	—	(1,456)	536	105	343
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	38,311	(4,225)	42,543	1,183	124,564	(59,415)	22,143
Foreign currency	(1)	(28)	(74)	—	—	—	—
Futures/futures options contracts	—	—	—	(1,046)	42	57	(112)
Net realized and unrealized gain (loss)	118,940	14,044	70,292	(3,185)	145,691	30,953	27,820
Change in net assets from operations	$130,667	$18,460	$70,574	$13,234	$146,681	$33,881	$31,521
(a) Affiliated income	$274	$317	$192	$211	$188	$163	$67

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Investment income
Dividends (a)	$12,500	$31,934	$11,558	$26,354	$1,739	$21,362	$1,346
Foreign taxes withheld	—	—	—	—	—	(25)	—
Interest	15	38	11	16	3	42	2
Securities lending (a)	—	16	27	12	11	47	3
Total investment income	12,515	31,988	11,596	26,382	1,753	21,426	1,351

Expenses
Advisory fees	1,152	1,759	1,156	2,907	236	5,110	176
Administrative fees	964	1,499	967	2,491	178	4,331	128
12b-1 fees (Class A)	1,891	2,955	1,903	5,003	346	9,156	250
Licensing fees paid to third parties	120	50	32	84	6	143	4
Legal fees	4	7	4	11	1	20	1
Board of trustee fees	10	15	10	26	1	41	1
Chief compliance officer fees	1	2	2	4	—	7	—
Other expenses	7	18	10	24	2	33	3
Total expenses	4,149	6,305	4,084	10,550	770	18,841	563
Expense waiver	(6)	(7)	(5)	(9)	(2)	(25)	(1)
Net expenses	4,143	6,298	4,079	10,541	768	18,816	562
Net investment income (loss)	8,372	25,690	7,517	15,841	985	2,610	789

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	31,184	126,041	46,713	92,321	3,310	725,245	261
Investments - affiliated	—	—	299	—	—	—	—
Futures/futures options contracts	713	1,477	541	488	70	4,210	46
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,165	36,425	65,991	117,977	10,212	694,379	1,142
Investments - affiliated	—	—	1,330	—	—	—	—
Futures/futures options contracts	(336)	312	(81)	4	(21)	(459)	(27)
Net realized and unrealized gain (loss)	47,726	164,255	114,793	210,790	13,571	1,423,375	1,422
Change in net assets from operations	$56,098	$189,945	$122,310	$226,631	$14,556	$1,425,985	$2,211
(a) Affiliated income	$217	$367	$292	$218	$58	$762	$25

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Investment income
Dividends (a)	$33,471	$3,404	$100,176	$36,290	$6,819	$4,657	$19,479
Foreign taxes withheld	(75)	—	(26)	(9)	—	(174)	(53)
Interest	102	2	—	45	5	6	—
Securities lending (a)	1,303	8	1,167	139	2	30	2
Total investment income	34,801	3,414	101,317	36,465	6,826	4,519	19,428

Expenses
Advisory fees	6,154	180	7,031	3,955	377	399	5,313
Administrative fees	5,236	132	6,397	3,625	296	314	970
12b-1 fees (Class A)	11,193	247	20,811	7,567	580	612	2,836
Licensing fees paid to third parties	1,289	4	1,388	128	10	11	—
Legal fees	24	1	45	17	1	1	7
Board of trustee fees	51	1	98	55	2	4	17
Chief compliance officer fees	9	—	17	6	1	1	2
Other expenses	37	2	70	28	6	2	11
Total expenses	23,993	567	35,857	15,381	1,273	1,344	9,156
Expense waiver	(33)	(3)	—	—	(2)	(3)	—
Net expenses	23,960	564	35,857	15,381	1,271	1,341	9,156
Net investment income (loss)	10,841	2,850	65,460	21,084	5,555	3,178	10,272

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	215,706	(1,963)	284,060	53,116	(9,419)	2,438	125,284
Investments - affiliated	—	—	—	78	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	21
Foreign currency	—	—	—	1	—	(25)	—
Forward foreign currency contracts	—	—	—	—	—	(45)	—
Futures/futures options contracts	9,956	(157)	11,210	3,548	139	479	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	977,205	(6,127)	1,585,321	582,212	35,772	40,292	(20,687)
Investments - affiliated	—	—	1,882	756	—	39	—
Foreign currency	—	—	—	—	—	(12)	(1)
Forward foreign currency contracts	—	—	—	—	—	(10)	—
Futures/futures options contracts	(2,157)	9	(1,493)	(238)	(55)	(50)	—
Net realized and unrealized gain (loss)	1,200,710	(8,238)	1,880,980	639,473	26,437	43,106	104,617
Change in net assets from operations	$1,211,551	$(5,388)	$1,946,440	$660,557	$31,992	$46,284	$114,889
(a) Affiliated income	$1,986	$40	$4,410	$829	$61	$109	$545

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(b)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund
Investment income
Dividends (a)	$220	$488	$2,894	$12,913	$260	$207	$256
Foreign taxes withheld	(13)	—	—	(1)	—	—	(10)
Interest	—	—	3	11	2,034	933	20,186
Securities lending (a)	1	—	13	3	—	—	21
Total investment income	208	488	2,910	12,926	2,294	1,140	20,453

Expenses
Advisory fees	14	43	484	1,336	177	158	1,677
Administrative fees	10	32	291	1,038	59	32	517
12b-1 fees (Class A)	12	—	558	1,269	61	63	917
Licensing fees paid to third parties	4	26	10	742	—	—	—
Legal fees	—	—	1	5	—	—	2
Board of trustee fees	—	—	2	10	1	—	6
Chief compliance officer fees	—	—	1	2	—	—	1
Other expenses	1	—	3	10	1	—	1
Total expenses	41	101	1,350	4,412	299	253	3,121
Expense waiver	—	—	(4)	—	—	—	—
Net expenses	41	101	1,346	4,412	299	253	3,121
Net investment income (loss)	167	387	1,564	8,514	1,995	887	17,332

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,094	179	10,888	98,514	178	11	(9,454)
Investments - affiliated	—	—	11	4,816	—	—	—
Foreign currency	—	—	—	—	—	—	36
Forward foreign currency contracts	—	—	—	—	—	—	(847)
Futures/futures options contracts	—	2	173	730	4,596	4,455	(4,663)
Swap agreements	—	—	—	—	—	—	(712)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(464)	(2,098)	38,144	(80,010)	(145)	(210)	(1,162)
Investments - affiliated	—	—	90	(2,516)	—	—	—
Foreign currency	(1)	—	—	—	—	—	(52)
Forward foreign currency contracts	—	—	—	—	—	—	1,408
Futures/futures options contracts	—	3	(21)	(203)	(539)	(930)	7,104
Swap agreements	—	—	—	—	—	—	(145)
Net realized and unrealized gain (loss)	629	(1,914)	49,285	21,331	4,090	3,326	(8,487)
Change in net assets from operations	$796	$(1,527)	$50,849	$29,845	$6,085	$4,213	$8,845
(a) Affiliated income	$8	$40	$85	$422	$260	$206	$333

(b)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(b)
Investment income
Dividends (a)	$27,304	$367	$79	$47	$979	$1,618	$79
Foreign taxes withheld	(483)	(4)	—	—	—	—	—
Interest	—	49,907	23,689	37,120	60,427	53,886	2,133
Securities lending (a)	10	6	24	—	—	307	—
Total investment income	26,831	50,276	23,792	37,167	61,406	55,811	2,212

Expenses
Advisory fees	4,484	3,639	1,681	2,576	2,788	2,335	151
Administrative fees	1,603	1,130	482	667	896	688	60
12b-1 fees (Class A)	2,729	1,398	710	1,497	1,767	1,789	—
Legal fees	7	5	3	5	4	5	—
Board of trustee fees	13	12	7	13	11	14	1
Chief compliance officer fees	3	2	1	2	1	2	—
Interest expense	—	1,868	1,931	3,584	—	—	—
Other expenses	11	14	10	7	53	9	—
Total expenses	8,850	8,068	4,825	8,351	5,520	4,842	212
Expense waiver	(67)	—	—	—	—	—	—
Net expenses	8,783	8,068	4,825	8,351	5,520	4,842	212
Net investment income (loss)	18,048	42,208	18,967	28,816	55,886	50,969	2,000

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	100,829	(9,863)	(11,694)	(61,757)	(13,112)	(10,500)	285
Brokerage commissions recaptured	9	—	—	—	—	—	—
Purchased options	—	—	34	—	—	—	—
Written options	—	1,971	305	1,503	—	—	—
Foreign currency	—	(1,409)	(22)	(326)	—	—	—
Forward foreign currency contracts	—	(2,591)	567	3,870	—	—	—
Futures/futures options contracts	—	(1,234)	(589)	5,622	—	—	121
Swap agreements	—	1,982	295	5,551	—	—	(15)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	33,826	(19,046)	(7,749)	27,726	6,885	1,678	2,293
Written options	—	61	16	1,684	—	—	—
Foreign currency	(1)	13	1	(164)	—	—	—
Forward foreign currency contracts	—	1,483	862	4,961	—	—	—
Futures/futures options contracts	—	5,084	(798)	6,765	—	—	50
Swap agreements	—	3,421	69	(12,736)	—	—	4
Net realized and unrealized gain (loss)	134,663	(20,128)	(18,703)	(17,301)	(6,227)	(8,822)	2,738
Change in net assets from operations	$152,711	$22,080	$264	$11,515	$49,659	$42,147	$4,738
(a) Affiliated income	$1,136	$154	$109	$28	$980	$2,595	$78

(b)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Investment income
Dividends (a)	$427	$3,643	$21,376	$4,036	$71,531	$25,180	$20,242
Foreign taxes withheld	—	—	(7)	(220)	(1,031)	(268)	(69)
Interest	39,321	4	15	3,926	144,396	—	—
Securities lending (a)	7	47	15	31	187	34	29
Total investment income	39,755	3,694	21,399	7,773	215,083	24,946	20,202

Expenses
Advisory fees	3,064	373	1,897	1,355	35,321	21,543	15,600
Administrative fees	804	311	1,641	390	9,207	4,635	2,592
12b-1 fees (Class A)	876	613	3,247	773	19,561	12,910	7,733
Licensing fees paid to third parties	—	73	433	—	—	—	—
Legal fees	5	1	7	2	45	32	18
Board of trustee fees	12	4	28	4	89	76	44
Chief compliance officer fees	2	—	3	1	17	12	7
Other expenses	12	2	12	1	73	65	29
Total expenses	4,775	1,377	7,268	2,526	64,313	39,273	26,023
Expense waiver	—	(1)	—	(32)	(2)	—	—
Net expenses	4,775	1,376	7,268	2,494	64,311	39,273	26,023
Net investment income (loss)	34,980	2,318	14,131	5,279	150,772	(14,327)	(5,821)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(12,738)	10,416	139,690	16,634	497,482	661,561	409,600
Investments - affiliated	—	164	215	—	—	—	—
Written options	—	—	—	—	13,334	—	—
Foreign currency	—	—	—	—	20	(1)	—
Forward foreign currency contracts	—	—	—	1	—	—	—
Futures/futures options contracts	(4,306)	99	942	(37)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(19,140)	(8,158)	91,634	18,499	269,809	1,262,440	(219,015)
Investments - affiliated	—	368	949	—	(2)	—	—
Written options	—	—	—	—	(11,228)	—	—
Foreign currency	—	—	—	(13)	(77)	(1)	—
Futures/futures options contracts	(1,788)	(23)	(67)	(164)	—	—	—
Swap agreements	—	—	—	(2)	—	—	—
Net realized and unrealized gain (loss)	(37,972)	2,866	233,363	34,918	769,338	1,923,999	190,585
Change in net assets from operations	$(2,992)	$5,184	$247,494	$40,197	$920,110	$1,909,672	$184,764
(a) Affiliated income	$482	$104	$262	$260	$22,283	$695	$4,917

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund
Investment income
Dividends (a)	$257	$647	$42,946	$88	$12,357	$379	$338
Foreign taxes withheld	—	—	(240)	(5)	(1,013)	(21)	(27)
Interest	26,597	18,548	—	—	—	964	11,372
Net prime broker interest income	—	—	—	—	—	168	—
Securities lending (a)	35	93	175	—	10	—	14
Total investment income	26,889	19,288	42,881	83	11,354	1,490	11,697

Expenses
Advisory fees	1,812	1,115	10,746	24	5,480	341	958
Administrative fees	583	356	2,218	4	1,236	33	278
12b-1 fees (Class A)	1,699	288	4,617	8	1,129	84	549
Legal fees	4	2	15	—	5	—	1
Board of trustee fees	11	3	37	—	12	—	1
Chief compliance officer fees	2	1	6	—	2	—	1
Dividends/interest on securities sold short	—	—	—	—	—	117	—
Other expenses	7	7	30	—	8	2	—
Total expenses	4,118	1,772	17,669	36	7,872	577	1,788
Expense waiver	—	—	—	—	—	—	(31)
Net expenses	4,118	1,772	17,669	36	7,872	577	1,757
Net investment income (loss)	22,771	17,516	25,212	47	3,482	913	9,940

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(5,486)	(23,152)	315,789	(736)	81,858	(5,779)	(919)
Securities sold short	—	—	—	—	—	(1,165)	—
Brokerage commissions recaptured	—	—	—	—	17	—	—
Purchased options	(206)	—	—	—	—	(1,129)	(76)
Written options	—	—	—	—	—	17	—
Foreign currency	—	—	17	(4)	(128)	(24)	78
Forward foreign currency contracts	—	—	(3)	—	61	325	(1,284)
Futures/futures options contracts	(2,817)	—	—	—	—	—	(749)
Swap agreements	(306)	—	—	—	—	(48)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	5,331	21,063	123,748	370	70,559	6,638	(5,885)
Investment securities sold short	—	—	—	—	—	656	—
Purchased options	—	—	—	—	—	808	75
Written options	—	—	—	—	—	785	—
Foreign currency	—	—	(14)	(2)	(114)	—	(234)
Forward foreign currency contracts	—	—	—	—	—	137	1,492
Futures/futures options contracts	327	—	—	—	—	—	(1,406)
Swap agreements	329	—	—	—	—	(613)	—
Net realized and unrealized gain (loss)	(2,828)	(2,089)	439,537	(372)	152,253	608	(8,908)
Change in net assets from operations	$19,943	$15,427	$464,749	$(325)	$155,735	$1,521	$1,032
(a) Affiliated income	$541	$853	$302	$8	$928	$94	$386

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2024

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$10,467	$47,696	$17,750	$11,314	$—	$16,218
Foreign taxes withheld	(1,130)	(692)	(158)	(348)	—	(94)
Interest	—	68,513	—	—	75,907	—
Securities lending (a)	9	99	6	13	—	4
Total investment income	9,346	115,616	17,598	10,979	75,907	16,128

Expenses
Advisory fees	2,487	14,267	2,440	1,824	2,191	2,452
Administrative fees	727	4,203	845	476	1,411	644
12b-1 fees (Class A)	917	13,392	1,059	944	4,000	1,122
Legal fees	3	30	4	2	10	4
Board of trustee fees	9	69	7	7	22	12
Chief compliance officer fees	1	11	1	1	3	2
Other expenses	22	53	8	4	13	8
Total expenses	4,166	32,025	4,364	3,258	7,650	4,244
Net investment income (loss)	5,180	83,591	13,234	7,721	68,257	11,884

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	8,720	482,790	23,526	7,734	8	75,391
Brokerage commissions recaptured	—	16	2	8	—	5
Foreign currency	(779)	24	(2)	(49)	—	5
Forward foreign currency contracts	(10)	(14)	—	2	—	—
Futures/futures options contracts	—	521	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	38,426	141,667	23,976	(19,042)	—	(30,390)
Foreign currency	(77)	(94)	(14)	(19)	—	(32)
Futures/futures options contracts	—	(346)	—	—	—	—
Net realized and unrealized gain (loss)	46,280	624,564	47,488	(11,366)	8	44,979
Change in net assets from operations	$51,460	$708,155	$60,722	$(3,645)	$68,265	$56,863
(a) Affiliated income	$440	$3,247	$253	$183	$—	$321

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statement of Cash Flows (in thousands)

For the Six Months Ended June 30, 2024

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$11,515
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(1,438,051)
Proceeds from sales and maturities of long-term investments	1,463,383
Net (purchases) sales of short-term investments	2,829
Purchases to cover securities sold short/forward sales commitments	(9,863)
Proceeds from securities sold short/forward sales commitments	13,066
(Increase) decrease in receivable from investment securities sold	60,536
Increase (decrease) in payable for investment securities purchased	(18,008)
(Increase) decrease in receivable from dividends and interest	143
Increase (decrease) in payable for dividends on securities sold short	—
Increase (decrease) in payable for interest expense and brokerage charges	5
(Increase) decrease in receivable from deposits with brokers and counterparties	2,383
Increase (decrease) in payable for deposits from counterparties	(7,196)
(Increase) decrease in other assets	(6)
Increase (decrease) in payable for expenses	(31)
Net amortization	(4,375)
Net inflation compensation	(22,285)
Loss (proceeds) from currency transactions	3,380
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	7,230
Net proceeds from (payments for) OTC swap agreements	1,624
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	45,537
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(28,236)
Net cash flow provided by (used in) operating activities	83,580
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(111,559)
Increase (decrease) in payable for reverse repurchase agreements	—
Net borrowing from secured financing transactions	(2,895)
Net fees from secured borrowing transactions	3,241
(Increase) decrease in receivable from treasury roll transactions	(272,822)
Increase (decrease) in payable for treasury roll transactions	302,190
Net cash flow provided by (used in) financing activities	(81,845)
Net increase (decrease) in cash and cash equivalents	1,735
Cash and cash equivalents at beginning of year	5,953
Cash and cash equivalents at end of year	$7,688

Supplemental disclosure of operating activities:
Interest expense during the year	3,584

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$2,059
Foreign currency	5,629
Cash collateral segregated for short sales	—
Total cash and cash equivalents presented in the statements of cash flows	$7,688

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$6,261	$1,585	$3,963	$49	$2,761	$3,290	$(3,714)
Net realized gain (loss)	134,803	(3,352)	1,385	(2,082)	34,401	17,372	158,563
Net change in unrealized appreciation
(depreciation)	120,885	(1,196)	11,315	(10,693)	89,371	(18,866)	658,755
Change in net assets from operations	261,949	(2,963)	16,663	(12,726)	126,533	1,796	813,604
Share transactions[1]
Proceeds from the sale of shares
Class A	251,234	81,081	46,095	21,357	104,761	34,741	682,924
Class I	8,377	5,457	988	542	4,046	2,205	20,780
Cost of shares redeemed
Class A	(270,864)	(52,421)	(37,039)	(34,421)	(107,521)	(71,225)	(597,944)
Class I	(7,041)	(2,297)	(755)	(474)	(3,016)	(2,763)	(16,612)
Change in net assets from
share transactions	(18,294)	31,820	9,289	(12,996)	(1,730)	(37,042)	89,148
Change in net assets	243,655	28,857	25,952	(25,722)	124,803	(35,246)	902,752
Net assets beginning of period	2,846,320	362,006	390,530	345,565	923,708	674,679	5,090,432
Net assets end of period	$3,089,975	$390,863	$416,482	$319,843	$1,048,511	$639,433	$5,993,184

[1]Share transactions
Shares sold
Class A	15,286	8,918	3,440	2,159	4,046	1,878	12,720
Class I	485	596	73	53	152	116	383
Shares redeemed
Class A	(16,533)	(5,767)	(2,760)	(3,476)	(4,159)	(3,848)	(11,189)
Class I	(407)	(250)	(55)	(47)	(114)	(145)	(306)
Change in shares
Class A	(1,247)	3,151	680	(1,317)	(113)	(1,970)	1,531
Class I	78	346	18	6	38	(29)	77
Purchases and sales of long term
investments
Purchase of securities	$187,765	$49,324	$22,107	$3,145	$62,940	$28,747	$318,301
Proceeds from sales of securities	$70,439	$16,741	$8,848	$16,100	$33,017	$39,974	$98,569

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$44	$(1,010)	$817	$3,244	$(2,462)	$(2,381)	$(5,723)
Net realized gain (loss)	585,722	4,753	19,375	63,416	(2,674)	(10,583)	2,658
Net change in unrealized appreciation
(depreciation)	831,199	96,469	71,600	341,453	(4,031)	65,967	116,527
Change in net assets from operations	1,416,965	100,212	91,792	408,113	(9,167)	53,003	113,462
Share transactions[1]
Proceeds from the sale of shares
Class A	747,270	76,733	78,259	233,692	95,423	50,548	113,591
Class I	29,078	2,907	3,825	8,888	4,652	2,847	7,691
Cost of shares redeemed
Class A	(1,180,030)	(161,664)	(168,818)	(432,796)	(95,194)	(98,157)	(274,301)
Class I	(26,290)	(3,079)	(6,152)	(6,149)	(3,146)	(3,033)	(7,821)
Change in net assets from
share transactions	(429,972)	(85,103)	(92,886)	(196,365)	1,735	(47,795)	(160,840)
Change in net assets	986,993	15,109	(1,094)	211,748	(7,432)	5,208	(47,378)
Net assets beginning of period	10,322,860	1,452,795	1,430,164	3,759,720	1,030,620	842,376	2,298,755
Net assets end of period	$11,309,853	$1,467,904	$1,429,070	$3,971,468	$1,023,188	$847,584	$2,251,377

[1]Share transactions
Shares sold
Class A	17,441	4,716	4,584	6,209	8,452	4,593	7,206
Class I	663	176	218	230	392	256	463
Shares redeemed
Class A	(27,498)	(9,868)	(9,856)	(11,437)	(8,433)	(8,818)	(17,300)
Class I	(596)	(183)	(348)	(158)	(265)	(269)	(465)
Change in shares
Class A	(10,057)	(5,152)	(5,272)	(5,228)	19	(4,225)	(10,094)
Class I	67	(7)	(130)	72	127	(13)	(2)
Purchases and sales of long term
investments
Purchase of securities	$564,882	$8,169	$16,454	$59,292	$26,675	$7,209	$2,149
Proceeds from sales of securities	$498,416	$94,280	$101,978	$220,531	$27,400	$57,380	$168,703

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(7,621)	$(5,644)	$(3,174)	$(308)	$(3,676)	$(1,011)	$(2,602)
Net realized gain (loss)	18,169	463	53,748	1,773	93,083	45,616	142,120
Net change in unrealized appreciation
(depreciation)	182,198	(22,228)	48,255	11,121	84,075	29,411	36,101
Change in net assets from operations	192,746	(27,409)	98,829	12,586	173,482	74,016	175,619
Share transactions[1]
Proceeds from the sale of shares
Class A	187,609	176,655	60,113	33,513	82,790	58,982	75,874
Class I	9,156	8,016	2,094	218	2,518	749	880
Cost of shares redeemed
Class A	(377,460)	(326,182)	(156,349)	(72,342)	(285,516)	(212,684)	(357,335)
Class I	(10,197)	(7,768)	(1,263)	(465)	(2,168)	(1,490)	(967)
Change in net assets from
share transactions	(190,892)	(149,279)	(95,405)	(39,076)	(202,376)	(154,443)	(281,548)
Change in net assets	1,854	(176,688)	3,424	(26,490)	(28,894)	(80,427)	(105,929)
Net assets beginning of period	3,364,594	2,606,033	1,458,731	591,084	3,025,570	2,119,079	3,808,140
Net assets end of period	$3,366,448	$2,429,345	$1,462,155	$564,594	$2,996,676	$2,038,652	$3,702,211

[1]Share transactions
Shares sold
Class A	5,743	6,825	3,090	2,440	4,267	3,527	4,071
Class I	271	299	106	15	124	45	46
Shares redeemed
Class A	(11,529)	(12,617)	(8,038)	(5,260)	(14,659)	(12,704)	(19,149)
Class I	(301)	(289)	(64)	(33)	(109)	(87)	(51)
Change in shares
Class A	(5,786)	(5,792)	(4,948)	(2,820)	(10,392)	(9,177)	(15,078)
Class I	(30)	10	42	(18)	15	(42)	(5)
Purchases and sales of long term
investments
Purchase of securities	$3,457	$20,454	$196,298	$46,270	$401,110	$158,062	$414,922
Proceeds from sales of securities	$201,950	$175,386	$294,879	$85,537	$606,746	$313,128	$698,458

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$16,507	$14,293	$(4,348)	$(1,520)	$(8,401)	$(3,653)	$(7,802)
Net realized gain (loss)	64,506	16,000	104,188	14,087	221,951	46,360	175,686
Net change in unrealized appreciation
(depreciation)	198,292	101,073	105,527	554	143,350	27,843	74,249
Change in net assets from operations	279,305	131,366	205,367	13,121	356,900	70,550	242,133
Share transactions[1]
Proceeds from the sale of shares
Class A	250,968	86,342	84,939	36,356	128,575	33,141	76,910
Class I	2,797	2,690	1,043	414	2,294	64	1,206
Cost of shares redeemed
Class A	(365,075)	(227,160)	(239,023)	(97,546)	(494,130)	(177,682)	(407,695)
Class I	(7,412)	(2,701)	(2,069)	(330)	(4,418)	(607)	(2,380)
Change in net assets from
share transactions	(118,722)	(140,829)	(155,110)	(61,106)	(367,679)	(145,084)	(331,959)
Change in net assets	160,583	(9,463)	50,257	(47,985)	(10,779)	(74,534)	(89,826)
Net assets beginning of period	3,691,045	2,495,306	2,190,820	787,561	4,356,442	1,908,466	4,092,904
Net assets end of period	$3,851,628	$2,485,843	$2,241,077	$739,576	$4,345,663	$1,833,932	$4,003,078

[1]Share transactions
Shares sold
Class A	9,841	4,127	2,321	2,396	4,349	1,694	3,118
Class I	108	125	28	26	75	3	48
Shares redeemed
Class A	(14,330)	(10,833)	(6,490)	(6,390)	(16,624)	(9,086)	(16,492)
Class I	(287)	(128)	(56)	(21)	(145)	(30)	(94)
Change in shares
Class A	(4,489)	(6,706)	(4,169)	(3,994)	(12,275)	(7,392)	(13,374)
Class I	(179)	(3)	(28)	5	(70)	(27)	(46)
Purchases and sales of long term
investments
Purchase of securities	$3,549	$963	$211,423	$90,991	$472,478	$167,522	$452,540
Proceeds from sales of securities	$2,045	$3,182	$371,082	$153,686	$848,955	$316,443	$792,695

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$2,335	$2,042	$2,607	$15,623	$5,514	$8,165	$17,842
Net realized gain (loss)	23,094	6,437	18,881	(30,724)	6,757	19,433	(10,582)
Net change in unrealized appreciation
(depreciation)	(2,638)	(2,044)	(4,778)	140,818	5,729	16,991	(14,482)
Change in net assets from operations	22,791	6,435	16,710	125,717	18,000	44,589	(7,222)
Share transactions[1]
Proceeds from the sale of shares
Class A	21,782	13,744	20,261	100,685	39,504	49,852	—
Class I	1,757	716	576	4,289	5,354	2,248	103,117
Cost of shares redeemed
Class A	(35,914)	(23,994)	(38,659)	(214,516)	(60,783)	(87,581)	—
Class I	(1,037)	(323)	(711)	(7,755)	(1,988)	(3,502)	(101,539)
Change in net assets from
share transactions	(13,412)	(9,857)	(18,533)	(117,297)	(17,913)	(38,983)	1,578
Change in net assets	9,379	(3,422)	(1,823)	8,420	87	5,606	(5,644)
Net assets beginning of period	334,013	203,265	324,813	2,061,212	556,491	933,097	1,039,960
Net assets end of period	$343,392	$199,843	$322,990	$2,069,632	$556,578	$938,703	$1,034,316

[1]Share transactions
Shares sold
Class A	1,413	1,154	1,498	6,677	3,134	3,613	—
Class I	112	60	43	275	410	158	11,330
Shares redeemed
Class A	(2,337)	(2,019)	(2,855)	(14,202)	(4,825)	(6,343)	—
Class I	(68)	(27)	(52)	(502)	(152)	(246)	(11,156)
Change in shares
Class A	(924)	(865)	(1,357)	(7,525)	(1,691)	(2,730)	—
Class I	44	33	(9)	(227)	258	(88)	174
Purchases and sales of long term
investments
Purchase of securities	$103,519	$55,981	$87,535	$570,017	$114,986	$217,808	$35,364
Purchase of U.S. Government securities	—	—	—	—	—	—	480,178 (a)
Total purchases	$103,519	$55,981	$87,535	$570,017	$114,986	$217,808	$515,542
Proceeds from sales of securities	$112,299	$61,396	$100,013	$675,836	$127,226	$248,339	$47,707
Proceeds from sales of U.S. Government
securities	—	—	—	—	—	—	451,573 (a)
Total proceeds from sales	$112,299	$61,396	$100,013	$675,836	$127,226	$248,339	$499,280
Securities sold short covers	$—	$—	$—	$—	$—	$—	$30,708
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$31,250

(a)	Amounts exclude $152,509 and $151,225 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$10,874	$43,999	$25,815	$22,398	$2,072	$7,837	$7,145
Net realized gain (loss)	(2,545)	27,607	72,713	(6,009)	32,427	3,027	11,150
Net change in unrealized appreciation
(depreciation)	46,920	49,377	103,859	(37,715)	(568)	35,135	5,397
Change in net assets from operations	55,249	120,983	202,387	(21,326)	33,931	45,999	23,692
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	15,141	31,126	30,207
Class I	53,882	123,717	198,947	186,726	43,747	24,681	11,282
Cost of shares redeemed
Class A	—	—	—	—	(25,089)	(75,708)	(56,624)
Class I	(103,659)	(288,487)	(396,237)	(340,296)	(299,495)	(88,760)	(23,893)
Change in net assets from
share transactions	(49,777)	(164,770)	(197,290)	(153,570)	(265,696)	(108,661)	(39,028)
Change in net assets	5,472	(43,787)	5,097	(174,896)	(231,765)	(62,662)	(15,336)
Net assets beginning of period	844,712	2,305,357	3,371,284	2,610,779	994,241	932,828	684,027
Net assets end of period	$850,184	$2,261,570	$3,376,381	$2,435,883	$762,476	$870,166	$668,691

[1]Share transactions
Shares sold
Class A	—	—	—	—	1,260	3,658	2,739
Class I	6,510	12,299	18,205	18,603	3,579	2,879	1,004
Shares redeemed
Class A	—	—	—	—	(2,092)	(8,872)	(5,130)
Class I	(12,379)	(28,512)	(36,172)	(33,935)	(24,520)	(10,337)	(2,113)
Change in shares
Class A	—	—	—	—	(832)	(5,214)	(2,391)
Class I	(5,869)	(16,213)	(17,967)	(15,332)	(20,941)	(7,458)	(1,109)
Purchases and sales of long term
investments
Purchase of securities	$23,679	$44,145	$321,833	$382,282	$394,128	$361,868	$231,330
Purchase of U.S. Government securities	—	—	—	—	8,701	—	—
Total purchases	$23,679	$44,145	$321,833	$382,282	$402,829	$361,868	$231,330
Proceeds from sales of securities	$64,540	$171,951	$483,520	$513,681	$590,485	$458,133	$263,192
Proceeds from sales of U.S. Government
securities	—	—	—	—	24,186	—	—
Total proceeds from sales	$64,540	$171,951	$483,520	$513,681	$614,671	$458,133	$263,192
Securities sold short covers	$—	$—	$—	$—	$363,425	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$321,724	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$5,066	$(4,246)	$3,790	$650	$2,779	$14	$1,971
Net realized gain (loss)	66,772	51,813	78,017	75,339	1,693	150	5,985
Net change in unrealized appreciation
(depreciation)	(43,793)	(43,033)	(49,363)	33,948	54,126	922	30,286
Change in net assets from operations	28,045	4,534	32,444	109,937	58,598	1,086	38,242
Share transactions[1]
Proceeds from the sale of shares
Class A	36,503	161,519	137,849	—	—	2,612	40,084
Class I	33,268	37,969	19,677	310,945	66,585	345	1,153
Cost of shares redeemed
Class A	(68,342)	(231,087)	(178,294)	—	—	(2,202)	(62,423)
Class I	(229,489)	(28,679)	(55,070)	(166,492)	(48,607)	(452)	(1,452)
Change in net assets from
share transactions	(228,060)	(60,278)	(75,838)	144,453	17,978	303	(22,638)
Change in net assets	(200,015)	(55,744)	(43,394)	254,390	76,576	1,389	15,604
Net assets beginning of period	1,534,930	2,330,350	1,793,748	434,674	376,254	19,026	393,411
Net assets end of period	$1,334,915	$2,274,606	$1,750,354	$689,064	$452,830	$20,415	$409,015

[1]Share transactions
Shares sold
Class A	1,881	4,140	6,922	—	—	235	2,581
Class I	1,671	904	963	21,982	2,948	31	73
Shares redeemed
Class A	(3,526)	(5,939)	(8,959)	—	—	(200)	(3,994)
Class I	(11,578)	(681)	(2,679)	(12,045)	(2,154)	(41)	(91)
Change in shares
Class A	(1,645)	(1,799)	(2,037)	—	—	35	(1,413)
Class I	(9,907)	223	(1,716)	9,937	794	(10)	(18)
Purchases and sales of long term
investments
Purchase of securities	$312,307	$700,737	$209,184	$645,937	$61,368	$4,465	$41,029
Proceeds from sales of securities	$557,443	$795,399	$278,219	$494,272	$40,554	$4,261	$62,221

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$(616)	$(203)	$34,104	$10,664	$(7,199)	$34,424	$(215)
Net realized gain (loss)	(67,347)	(11,524)	61,256	(29,197)	127,943	85,726	96,170
Net change in unrealized appreciation
(depreciation)	125,202	18,499	89,736	23,167	821,416	(39,027)	186,736
Change in net assets from operations	57,239	6,772	185,096	4,634	942,160	81,123	282,691
Share transactions[1]
Proceeds from the sale of shares
Class A	51,073	6,567	76,437	74,603	442,961	58,573	201,107
Class I	1,944	2,848	1,728	2,328	52,882	219,254	50,974
Cost of shares redeemed
Class A	(109,726)	(9,590)	(297,815)	(164,279)	(507,079)	(172,331)	(156,604)
Class I	(3,532)	(41,644)	(2,339)	(108,050)	(227,583)	(171,659)	(199,128)
Change in net assets from
share transactions	(60,241)	(41,819)	(221,989)	(195,398)	(238,819)	(66,163)	(103,651)
Change in net assets	(3,002)	(35,047)	(36,893)	(190,764)	703,341	14,960	179,040
Net assets beginning of period	756,629	95,469	2,813,659	1,023,937	4,377,544	1,889,731	1,615,693
Net assets end of period	$753,627	$60,422	$2,776,766	$833,173	$5,080,885	$1,904,691	$1,794,733

[1]Share transactions
Shares sold
Class A	4,206	1,157	4,534	5,795	5,723	3,015	8,359
Class I	159	469	100	182	650	10,950	2,090
Shares redeemed
Class A	(9,019)	(1,664)	(17,574)	(12,940)	(6,567)	(8,902)	(6,429)
Class I	(283)	(6,867)	(136)	(8,710)	(2,760)	(8,380)	(8,090)
Change in shares
Class A	(4,813)	(507)	(13,040)	(7,145)	(844)	(5,887)	1,930
Class I	(124)	(6,398)	(36)	(8,528)	(2,110)	2,570	(6,000)
Purchases and sales of long term
investments
Purchase of securities	$66,794	$12,361	$1,735,700	$310,742	$536,939	$535,156	$150,366
Purchase of U.S. Government securities	—	—	425,184	—	—	—	—
Total purchases	$66,794	$12,361	$2,160,884	$310,742	$536,939	$535,156	$150,366
Proceeds from sales of securities	$125,508	$53,695	$1,820,569	$488,967	$777,942	$577,268	$246,158
Proceeds from sales of U.S. Government
securities	—	—	445,478	—	—	—	—
Total proceeds from sales	$125,508	$53,695	$2,266,047	$488,967	$777,942	$577,268	$246,158
Securities sold short covers	$—	$—	$20,387	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$19,890	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$5,202	$5,134	$1,338	$68,382	$16,241	$42,495	$44,519
Net realized gain (loss)	2,510	75,768	15,756	(62,608)	(19,837)	118,156	(25,525)
Net change in unrealized appreciation
(depreciation)	4,562	73,561	(13,472)	(14,277)	24,081	(82,749)	(15,243)
Change in net assets from operations	12,274	154,463	3,622	(8,503)	20,485	77,902	3,751
Share transactions[1]
Proceeds from the sale of shares
Class A	41,987	82,179	82,300	118,417	15,752	98,333	58,743
Class I	4,112	14,100	4,933	46,556	8,799	9,322	30,171
Cost of shares redeemed
Class A	(36,549)	(184,336)	(93,826)	(191,694)	(17,150)	(313,367)	(85,034)
Class I	(3,386)	(17,850)	(4,148)	(99,647)	(31,157)	(74,169)	(140,997)
Change in net assets from
share transactions	6,164	(105,907)	(10,741)	(126,368)	(23,756)	(279,881)	(137,117)
Change in net assets	18,438	48,556	(7,119)	(134,871)	(3,271)	(201,979)	(133,366)
Net assets beginning of period	306,472	1,355,611	597,776	3,023,120	557,007	2,045,612	2,151,345
Net assets end of period	$324,910	$1,404,167	$590,657	$2,888,249	$553,736	$1,843,633	$2,017,979

[1]Share transactions
Shares sold
Class A	3,678	3,216	6,857	9,448	1,359	4,211	5,637
Class I	352	511	404	3,381	761	389	2,846
Shares redeemed
Class A	(3,189)	(7,159)	(7,837)	(15,286)	(1,478)	(13,393)	(8,160)
Class I	(291)	(641)	(339)	(7,279)	(2,697)	(3,096)	(13,352)
Change in shares
Class A	489	(3,943)	(980)	(5,838)	(119)	(9,182)	(2,523)
Class I	61	(130)	65	(3,898)	(1,936)	(2,707)	(10,506)
Purchases and sales of long term
investments
Purchase of securities	$43,878	$23,666	$50,759	$684,445	$122,959	$338,891	$416,067
Purchase of U.S. Government securities	—	—	—	1,633,523	—	752,384	690,016
Total purchases	$43,878	$23,666	$50,759	$2,317,968	$122,959	$1,091,275	$1,106,083
Proceeds from sales of securities	$35,273	$124,693	$59,940	$731,926	$130,859	$417,088	$393,109
Proceeds from sales of U.S. Government
securities	—	—	—	1,723,168	—	716,269	868,295
Total proceeds from sales	$35,273	$124,693	$59,940	$2,455,094	$130,859	$1,133,357	$1,261,404

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$34,347	$9,773	$36,596	$36,156	$11,550	$7,775	$2,397
Net realized gain (loss)	(7,657)	(1,849)	4,114	179,604	97,452	55,394	(3,073)
Net change in unrealized appreciation
(depreciation)	(30,237)	(9,101)	946	418,381	20,582	(58,294)	(8,598)
Change in net assets from operations	(3,547)	(1,177)	41,656	634,141	129,584	4,875	(9,274)
Share transactions[1]
Proceeds from the sale of shares
Class A	92,039	27,807	73,794	208,347	169,494	23,188	11,687
Class I	40,179	4,951	375	5,474	32,814	9,748	8,800
Cost of shares redeemed
Class A	(90,200)	(79,023)	(167,500)	(630,895)	(93,619)	(78,462)	(18,936)
Class I	(47,926)	(172,657)	(991)	(6,538)	(105,004)	(107,196)	(84,197)
Change in net assets from
share transactions	(5,908)	(218,922)	(94,322)	(423,612)	3,685	(152,722)	(82,646)
Change in net assets	(9,455)	(220,099)	(52,666)	210,529	133,269	(147,847)	(91,920)
Net assets beginning of period	1,568,587	756,551	1,545,659	5,082,008	833,665	798,759	209,968
Net assets end of period	$1,559,132	$536,452	$1,492,993	$5,292,537	$966,934	$650,912	$118,048

[1]Share transactions
Shares sold
Class A	7,795	1,638	4,818	5,672	11,004	1,724	1,277
Class I	3,284	284	25	146	2,110	717	936
Shares redeemed
Class A	(7,643)	(4,644)	(10,957)	(17,103)	(6,013)	(5,837)	(2,069)
Class I	(3,938)	(9,928)	(66)	(175)	(6,734)	(7,968)	(9,462)
Change in shares
Class A	152	(3,006)	(6,139)	(11,431)	4,991	(4,113)	(792)
Class I	(654)	(9,644)	(41)	(29)	(4,624)	(7,251)	(8,526)
Purchases and sales of long term
investments
Purchase of securities	$270,722	$112,728	$279,613	$1,024,767	$392,524	$88,861	$202,921
Purchase of U.S. Government securities	29,875 (a)	—	34,842	—	—	—	—
Total purchases	$300,597	$112,728	$314,455	$1,024,767	$392,524	$88,861	$202,921
Proceeds from sales of securities	$308,292	$317,378	$389,721	$1,443,533	$389,715	$240,291	$281,317
Proceeds from sales of U.S. Government
securities	44,182 (a)	—	44,132	—	—	—	—
Total proceeds from sales	$352,474	$317,378	$433,853	$1,443,533	$389,715	$240,291	$281,317
Securities sold short covers	$76,974	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$58,445	$—	$—	$—	$—	$—	$—

(a)	Amounts exclude $1,920,767 and $1,849,693 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$8,616	$1,431	$(4,665)	$13,630	$2,070	$(5,794)	$19,386
Net realized gain (loss)	16,784	78,943	55,992	38,471	22,098	297,000	(12,096)
Net change in unrealized appreciation
(depreciation)	35,444	148,027	81,765	9,321	65,878	(94,782)	(15,051)
Change in net assets from operations	60,844	228,401	133,092	61,422	90,046	196,424	(7,761)
Share transactions[1]
Proceeds from the sale of shares
Class A	39,601	83,388	137,715	21,654	98,310	324,114	105,401
Class I	16,970	61,219	5,151	239	8,190	16,016	10,551
Cost of shares redeemed
Class A	(64,927)	(182,427)	(258,401)	(104,127)	(110,867)	(345,504)	(147,489)
Class I	(70,682)	(42,699)	(5,242)	(320)	(73,888)	(147,992)	(262,308)
Change in net assets from
share transactions	(79,038)	(80,519)	(120,777)	(82,554)	(78,255)	(153,366)	(293,845)
Change in net assets	(18,194)	147,882	12,315	(21,132)	11,791	43,058	(301,606)
Net assets beginning of period	1,035,509	1,669,483	1,704,176	1,004,255	884,345	3,243,295	1,587,090
Net assets end of period	$1,017,315	$1,817,365	$1,716,491	$983,123	$896,136	$3,286,353	$1,285,484

[1]Share transactions
Shares sold
Class A	2,615	3,046	4,011	1,540	6,627	5,040	8,197
Class I	1,091	2,144	142	16	545	241	767
Shares redeemed
Class A	(4,289)	(6,659)	(7,538)	(7,375)	(7,446)	(5,384)	(11,467)
Class I	(4,533)	(1,511)	(145)	(22)	(4,894)	(2,163)	(18,971)
Change in shares
Class A	(1,674)	(3,613)	(3,527)	(5,835)	(819)	(344)	(3,270)
Class I	(3,442)	633	(3)	(6)	(4,349)	(1,922)	(18,204)
Purchases and sales of long term
investments
Purchase of securities	$200,157	$89,244	$414,958	$467,860	$172,588	$1,008,790	$—
Purchase of U.S. Government securities	—	—	—	4,746	—	—	—
Total purchases	$200,157	$89,244	$414,958	$472,606	$172,588	$1,008,790	$—
Proceeds from sales of securities	$259,464	$160,780	$515,319	$522,623	$273,602	$1,211,844	$121,709
Proceeds from sales of U.S. Government
securities	—	—	—	10,905	—	—	135,985
Total proceeds from sales	$259,464	$160,780	$515,319	$533,528	$273,602	$1,211,844	$257,694
Securities sold short covers	$—	$—	$—	$—	$55,248	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$26,037	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Operations
Net investment income (loss)	$11,727	$4,416	$282	$16,419	$990	$2,928	$3,701
Net realized gain (loss)	80,630	18,297	27,823	(3,322)	21,085	90,311	5,789
Net change in unrealized appreciation
(depreciation)	38,310	(4,253)	42,469	137	124,606	(59,358)	22,031
Change in net assets from operations	130,667	18,460	70,574	13,234	146,681	33,881	31,521
Share transactions[1]
Proceeds from the sale of shares
Class A	61,689	13,492	24,787	93,953	315,184	82,875	44,720
Class I	182,782	11,114	51,767	14,175	5,107	6,640	839
Cost of shares redeemed
Class A	(116,362)	(16,046)	(72,561)	(100,834)	(166,510)	(278,786)	(72,145)
Class I	(164,947)	(40,799)	(54,845)	(100,728)	(3,810)	(6,570)	(2,875)
Change in net assets from
share transactions	(36,838)	(32,239)	(50,852)	(93,434)	149,971	(195,841)	(29,461)
Change in net assets	93,829	(13,779)	19,722	(80,200)	296,652	(161,960)	2,060
Net assets beginning of period	1,627,538	497,193	708,282	742,917	535,967	1,570,134	392,387
Net assets end of period	$1,721,367	$483,414	$728,004	$662,717	$832,619	$1,408,174	$394,447

[1]Share transactions
Shares sold
Class A	3,680	844	1,519	9,242	14,624	2,033	2,770
Class I	10,552	684	3,131	1,383	252	156	51
Shares redeemed
Class A	(6,901)	(1,009)	(4,455)	(9,916)	(7,774)	(6,869)	(4,485)
Class I	(9,499)	(2,504)	(3,286)	(9,857)	(197)	(156)	(174)
Change in shares
Class A	(3,221)	(165)	(2,936)	(674)	6,850	(4,836)	(1,715)
Class I	1,053	(1,820)	(155)	(8,474)	55	—	(123)
Purchases and sales of long term
investments
Purchase of securities	$217,168	$114,362	$45,191	$261,313	$220,196	$63,687	$66,192
Proceeds from sales of securities	$230,444	$141,569	$95,507	$325,390	$72,331	$255,110	$89,153
Proceeds from sales of U.S. Government
securities	—	—	—	9,711	—	—	—
Total proceeds from sales	$230,444	$141,569	$95,507	$335,101	$72,331	$255,110	$89,153

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Operations
Net investment income (loss)	$8,372	$25,690	$7,517	$15,841	$985	$2,610	$789
Net realized gain (loss)	31,897	127,518	47,553	92,809	3,380	729,455	307
Net change in unrealized appreciation
(depreciation)	15,829	36,737	67,240	117,981	10,191	693,920	1,115
Change in net assets from operations	56,098	189,945	122,310	226,631	14,556	1,425,985	2,211
Share transactions[1]
Proceeds from the sale of shares
Class A	95,360	303,904	102,651	215,787	56,168	791,489	33,152
Class I	2,002	6,085	3,409	7,762	2,637	23,474	1,485
Cost of shares redeemed
Class A	(156,065)	(465,552)	(229,257)	(425,594)	(49,050)	(879,201)	(51,287)
Class I	(4,967)	(7,559)	(5,243)	(8,195)	(1,832)	(16,929)	(1,715)
Change in net assets from
share transactions	(63,670)	(163,122)	(128,440)	(210,240)	7,923	(81,167)	(18,365)
Change in net assets	(7,572)	26,823	(6,130)	16,391	22,479	1,344,818	(16,154)
Net assets beginning of period	1,286,305	1,965,239	1,280,605	3,327,064	225,166	5,659,986	177,853
Net assets end of period	$1,278,733	$1,992,062	$1,274,475	$3,343,455	$247,645	$7,004,804	$161,699

[1]Share transactions
Shares sold
Class A	2,007	7,737	5,047	4,796	2,960	15,443	1,997
Class I	41	155	166	168	138	437	86
Shares redeemed
Class A	(3,282)	(12,208)	(11,311)	(9,434)	(2,627)	(17,301)	(3,111)
Class I	(103)	(191)	(252)	(178)	(95)	(326)	(100)
Change in shares
Class A	(1,275)	(4,471)	(6,264)	(4,638)	333	(1,858)	(1,114)
Class I	(62)	(36)	(86)	(10)	43	111	(14)
Purchases and sales of long term
investments
Purchase of securities	$38,390	$163,679	$27,430	$41,568	$33,258	$886,233	$22,996
Proceeds from sales of securities	$87,590	$301,835	$148,864	$243,486	$23,920	$979,178	$41,349

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$10,841	$2,850	$65,460	$21,084	$5,555	$3,178	$10,272
Net realized gain (loss)	225,662	(2,120)	295,270	56,743	(9,280)	2,847	125,305
Net change in unrealized appreciation
(depreciation)	975,048	(6,118)	1,585,710	582,730	35,717	40,259	(20,688)
Change in net assets from operations	1,211,551	(5,388)	1,946,440	660,557	31,992	46,284	114,889
Share transactions[1]
Proceeds from the sale of shares
Class A	784,396	19,788	1,183,307	207,527	82,491	42,683	116,151
Class I	19,660	1,884	582	5,194	2,936	1,246	6,766
Cost of shares redeemed
Class A	(1,064,129)	(27,564)	(1,553,352)	(622,329)	(102,215)	(51,668)	(259,397)
Class I	(23,545)	(2,337)	(1,589)	(11,219)	(4,255)	(1,749)	(9,119)
Change in net assets from
share transactions	(283,618)	(8,229)	(371,052)	(420,827)	(21,043)	(9,488)	(145,599)
Change in net assets	927,933	(13,617)	1,575,388	239,730	10,949	36,796	(30,710)
Net assets beginning of period	7,259,549	189,481	13,160,295	5,004,214	399,385	403,301	1,944,678
Net assets end of period	$8,187,482	$175,864	$14,735,683	$5,243,944	$410,334	$440,097	$1,913,968

[1]Share transactions
Shares sold
Class A	12,098	1,541	29,606	9,836	4,407	1,078	6,147
Class I	449	143	14	241	155	30	348
Shares redeemed
Class A	(16,472)	(2,151)	(38,877)	(29,283)	(5,689)	(1,311)	(13,675)
Class I	(547)	(178)	(38)	(508)	(237)	(43)	(468)
Change in shares
Class A	(4,374)	(610)	(9,271)	(19,447)	(1,282)	(233)	(7,528)
Class I	(98)	(35)	(24)	(267)	(82)	(13)	(120)
Purchases and sales of long term
investments
Purchase of securities	$149,581	$10,049	$101,718	$65,921	$63,972	$5,841	$229,571
Proceeds from sales of securities	$384,331	$15,685	$452,245	$448,458	$81,197	$12,875	$354,309

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(a)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund
Operations
Net investment income (loss)	$167	$387	$1,564	$8,514	$1,995	$887	$17,332
Net realized gain (loss)	1,094	181	11,072	104,060	4,774	4,466	(15,640)
Net change in unrealized appreciation
(depreciation)	(465)	(2,095)	38,213	(82,729)	(684)	(1,140)	7,153
Change in net assets from operations	796	(1,527)	50,849	29,845	6,085	4,213	8,845
Share transactions[1]
Proceeds from the sale of shares
Class A	1,717	1	141,159	103,234	5,602	46,348	64,994
Class I	—	128,075	2,550	75,683	1,726	—	4,161
Cost of shares redeemed
Class A	(3,231)	—	(65,703)	(217,209)	(8,619)	(22,001)	(83,662)
Class I	—	(978)	(2,740)	(43,124)	(84,768)	—	(7,353)
Change in net assets from
share transactions	(1,514)	127,098	75,266	(81,416)	(86,059)	24,347	(21,860)
Change in net assets	(718)	125,571	126,115	(51,571)	(79,974)	28,560	(13,015)
Net assets beginning of period	14,769	—	315,415	1,392,155	120,564	30,927	698,749
Net assets end of period	$14,051	$125,571	$441,530	$1,340,584	$40,590	$59,487	$685,734

[1]Share transactions
Shares sold
Class A	148	—	5,939	8,167	336	4,044	5,365
Class I	—	12,808	107	5,830	104	—	337
Shares redeemed
Class A	(282)	—	(2,785)	(17,059)	(524)	(1,912)	(6,890)
Class I	—	(98)	(115)	(3,315)	(5,071)	—	(594)
Change in shares
Class A	(134)	—	3,154	(8,892)	(188)	2,132	(1,525)
Class I	—	12,710	(8)	2,515	(4,967)	—	(257)
Purchases and sales of long term
investments
Purchase of securities	$3,774	$154,294	$124,884	$513,122	$39,104	$31,389	$242,408(b)
Proceeds from sales of securities	$5,106	$28,002	$49,076	$582,629	$108,206	$16,781	$241,969(b)

(a)	Period from commencement of operations April 29, 2024.
(b)	Amounts exclude $673,764 and $691,899 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(a)
Operations
Net investment income (loss)	$18,048	$42,208	$18,967	$28,816	$55,886	$50,969	$2,000
Net realized gain (loss)	100,838	(11,144)	(11,104)	(45,537)	(13,112)	(10,500)	391
Net change in unrealized appreciation
(depreciation)	33,825	(8,984)	(7,599)	28,236	6,885	1,678	2,347
Change in net assets from operations	152,711	22,080	264	11,515	49,659	42,147	4,738
Share transactions[1]
Proceeds from the sale of shares
Class A	287,343	163,877	59,173	66,129	116,516	85,675	1
Class I	261,149	27,271	229,712	14,253	3,655	5,410	238,934
Cost of shares redeemed
Class A	(258,549)	(111,213)	(72,876)	(138,215)	(204,128)	(130,910)	—
Class I	(31,036)	(97,021)	(115,706)	(54,000)	(4,792)	(74,992)	(8,201)
Change in net assets from
share transactions	258,907	(17,086)	100,303	(111,833)	(88,749)	(114,817)	230,734
Change in net assets	411,618	4,994	100,567	(100,318)	(39,090)	(72,670)	235,472
Net assets beginning of period	1,900,897	1,503,834	884,308	1,404,038	1,213,763	1,410,005	—
Net assets end of period	$2,312,515	$1,508,828	$984,875	$1,303,720	$1,174,673	$1,337,335	$235,472

[1]Share transactions
Shares sold
Class A	9,534	14,558	4,985	5,880	9,272	5,509	—
Class I	8,526	2,380	18,958	1,230	287	292	23,892
Shares redeemed
Class A	(8,634)	(9,871)	(6,132)	(12,294)	(16,215)	(8,404)	—
Class I	(998)	(8,513)	(9,681)	(4,663)	(374)	(4,053)	(810)
Change in shares
Class A	900	4,687	(1,147)	(6,414)	(6,943)	(2,895)	—
Class I	7,528	(6,133)	9,277	(3,433)	(87)	(3,761)	23,082
Purchases and sales of long term
investments
Purchase of securities	$1,067,745	$231,406	$294,440	$16,232	$322,698	$558,607	$263,885
Purchase of U.S. Government securities	—	6,790,857	978,935	1,421,819	—	—	—
Total purchases	$1,067,745	$7,022,263	$1,273,375	$1,438,051	$322,698	$558,607	$263,885
Proceeds from sales of securities	$806,039	$321,119	$115,712	$47,330	$532,030	$598,308	$33,202
Proceeds from sales of U.S. Government
securities	—	6,679,222	913,548	1,416,053	—	—	—
Total proceeds from sales	$806,039	$7,000,341	$1,029,260	$1,463,383	$532,030	$598,308	$33,202
Securities sold short covers	$—	$115,133	$2,524	$9,863	$—	$—	$—
Securities sold short proceeds	$—	$150,455	$2,594	$13,066	$—	$—	$—

(a)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$34,980	$2,318	$14,131	$5,279	$150,772	$(14,327)	$(5,821)
Net realized gain (loss)	(17,044)	10,679	140,847	16,598	510,836	661,560	409,600
Net change in unrealized appreciation
(depreciation)	(20,928)	(7,813)	92,516	18,320	258,502	1,262,439	(219,015)
Change in net assets from operations	(2,992)	5,184	247,494	40,197	920,110	1,909,672	184,764
Share transactions[1]
Proceeds from the sale of shares
Class A	71,219	28,503	58,101	35,609	1,122,233	477,504	272,506
Class I	19,261	890	2,475	949	49,932	151,373	30,492
Cost of shares redeemed
Class A	(73,523)	(57,326)	(239,637)	(66,179)	(1,166,933)	(1,134,525)	(570,869)
Class I	(136,369)	(792)	(1,844)	(405)	(86,178)	(312,367)	(25,343)
Change in net assets from
share transactions	(119,412)	(28,725)	(180,905)	(30,026)	(80,946)	(818,015)	(293,214)
Change in net assets	(122,404)	(23,541)	66,589	10,171	839,164	1,091,657	(108,450)
Net assets beginning of period	1,670,027	428,125	2,141,322	518,278	13,354,104	9,481,776	5,416,190
Net assets end of period	$1,547,623	$404,584	$2,207,911	$528,449	$14,193,268	$10,573,433	$5,307,740

[1]Share transactions
Shares sold
Class A	5,693	3,235	2,672	2,063	43,722	6,142	3,586
Class I	1,518	101	113	53	1,911	1,856	373
Shares redeemed
Class A	(5,878)	(6,507)	(10,961)	(3,831)	(45,445)	(14,593)	(7,527)
Class I	(10,865)	(91)	(84)	(23)	(3,297)	(3,787)	(313)
Change in shares
Class A	(185)	(3,272)	(8,289)	(1,768)	(1,723)	(8,451)	(3,941)
Class I	(9,347)	10	29	30	(1,386)	(1,931)	60
Purchases and sales of long term
investments
Purchase of securities	$682,693	$41,046	$447,054	$92,504	$3,528,973	$1,655,081	$591,459
Purchase of U.S. Government securities	17,972 (a)	—	—	79,215	1,004,715	—	—
Total purchases	$700,665	$41,046	$447,054	$171,719	$4,533,688	$1,655,081	$591,459
Proceeds from sales of securities	$741,339	$69,353	$608,802	$118,346	$3,851,626	$2,468,116	$944,780
Proceeds from sales of U.S. Government
securities	42,880 (a)	—	—	77,200	908,794	—	—
Total proceeds from sales	$784,219	$69,353	$608,802	$195,546	$4,760,420	$2,468,116	$944,780
Securities sold short covers	$—	$—	$—	$—	$18,442	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$24,851	$—	$—

(a)	Amounts exclude $16,235 and $8,885 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund
Operations
Net investment income (loss)	$22,771	$17,516	$25,212	$47	$3,482	$913	$9,940
Net realized gain (loss)	(8,815)	(23,152)	315,803	(740)	81,808	(7,803)	(2,950)
Net change in unrealized appreciation
(depreciation)	5,987	21,063	123,734	368	70,445	8,411	(5,958)
Change in net assets from operations	19,943	15,427	464,749	(325)	155,735	1,521	1,032
Share transactions[1]
Proceeds from the sale of shares
Class A	123,096	33,303	192,706	1,871	125,754	4,688	20,095
Class I	5,707	130,301	57,534	—	107,380	365	851
Cost of shares redeemed
Class A	(199,667)	(37,185)	(371,192)	(1,345)	(103,372)	(10,891)	(45,086)
Class I	(7,074)	(25,807)	(254,659)	—	(111,711)	(19,761)	(868)
Change in net assets from
share transactions	(77,938)	100,612	(375,611)	526	18,051	(25,599)	(25,008)
Change in net assets	(57,995)	116,039	89,138	201	173,786	(24,078)	(23,976)
Net assets beginning of period	1,198,227	400,318	4,521,939	5,243	1,529,677	79,859	386,504
Net assets end of period	$1,140,232	$516,357	$4,611,077	$5,444	$1,703,463	$55,781	$362,528

[1]Share transactions
Shares sold
Class A	11,635	2,852	7,355	243	8,467	370	2,624
Class I	526	11,090	2,070	—	7,021	28	109
Shares redeemed
Class A	(18,848)	(3,178)	(14,205)	(171)	(6,999)	(862)	(5,883)
Class I	(653)	(2,195)	(9,119)	—	(7,453)	(1,534)	(111)
Change in shares
Class A	(7,213)	(326)	(6,850)	72	1,468	(492)	(3,259)
Class I	(127)	8,895	(7,049)	—	(432)	(1,506)	(2)
Purchases and sales of long term
investments
Purchase of securities	$232,519	$371,740	$1,396,944	$3,054	$359,990	$54,805	$31,863
Purchase of U.S. Government securities	386,712	—	—	—	—	—	55,175
Total purchases	$619,231	$371,740	$1,396,944	$3,054	$359,990	$54,805	$87,038
Proceeds from sales of securities	$324,416	$265,206	$1,704,556	$2,288	$352,784	$88,493	$57,169
Proceeds from sales of U.S. Government
securities	352,531	—	—	—	—	—	48,695
Total proceeds from sales	$676,947	$265,206	$1,704,556	$2,288	$352,784	$88,493	$105,864
Securities sold short covers	$—	$—	$—	$—	$—	$27,993	$95
Securities sold short proceeds	$—	$—	$—	$—	$—	$18,141	$95

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2024

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$5,180	$83,591	$13,234	$7,721	$68,257	$11,884
Net realized gain (loss)	7,931	483,337	23,526	7,695	8	75,401
Net change in unrealized appreciation
(depreciation)	38,349	141,227	23,962	(19,061)	—	(30,422)
Change in net assets from operations	51,460	708,155	60,722	(3,645)	68,265	56,863
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(64,291)	—
Class I	—	—	—	—	(3,965)	—
Total distributions to shareholders	—	—	—	—	(68,256)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	21,992	394,269	44,995	27,254	1,031,221	42,803
Class I	324,619	3,766	12,611	472	52,287	14,519
Reinvestment of distributions
Class A	—	—	—	—	64,291	—
Class I	—	—	—	—	3,965	—
Cost of shares redeemed
Class A	(74,884)	(877,031)	(101,898)	(73,382)	(1,175,210)	(83,006)
Class I	(15,434)	(9,014)	(122,296)	(710)	(112,094)	(207,968)
Change in net assets from
share transactions	256,293	(488,010)	(166,588)	(46,366)	(135,540)	(233,652)
Change in net assets	307,753	220,145	(105,866)	(50,011)	(135,531)	(176,789)
Net assets beginning of period	824,429	8,973,755	1,195,808	672,723	2,909,551	1,399,420
Net assets end of period	$1,132,182	$9,193,900	$1,089,942	$622,712	$2,774,020	$1,222,631

[1]Share transactions
Shares sold
Class A	1,928	11,489	2,593	2,889	1,031,221	1,322
Class I	26,078	106	704	48	52,287	426
Reinvestment of distributions
Class A	—	—	—	—	64,291	—
Class I	—	—	—	—	3,964	—
Shares redeemed
Class A	(6,557)	(25,514)	(5,850)	(7,775)	(1,175,210)	(2,551)
Class I	(1,241)	(251)	(6,861)	(72)	(112,094)	(6,115)
Change in shares
Class A	(4,629)	(14,025)	(3,257)	(4,886)	(79,698)	(1,229)
Class I	24,837	(145)	(6,157)	(24)	(55,843)	(5,689)
Purchases and sales of long term
investments
Purchase of securities	$493,146	$2,729,758	$257,442	$222,254	$—	$224,459
Purchase of U.S. Government securities	—	1,689,273	—	—	—	—
Total purchases	$493,146	$4,419,031	$257,442	$222,254	$—	$224,459
Proceeds from sales of securities	$244,998	$3,243,127	$395,808	$258,871	$149,970	$450,597
Proceeds from sales of U.S. Government
securities	—	1,527,083	—	—	—	—
Total proceeds from sales	$244,998	$4,770,210	$395,808	$258,871	$149,970	$450,597
Securities sold short covers	$—	$26,633	$—	$—	$—	$—
Securities sold short proceeds	$—	$26,655	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$49,714	$10,631	$9,242	$(1,973)	$4,367	$(711)	$3,301
Net realized gain (loss)	100,390	(3,269)	2,222	(9,098)	62,078	(24,351)	242,040
Net change in unrealized appreciation
(depreciation)	198,777	5,661	19,281	30,156	95,816	119,459	1,102,651
Change in net assets from operations	348,881	13,023	30,745	19,085	162,261	94,397	1,347,992
Share transactions[1]
Proceeds from the sale of shares
Class A	391,246	247,088	79,278	38,881	182,055	86,458	1,068,594
Class I	8,628	10,034	1,709	1,247	6,494	2,858	27,266
Cost of shares redeemed
Class A	(413,963)	(73,311)	(70,850)	(66,891)	(143,907)	(122,309)	(703,705)
Class I	(10,151)	(3,762)	(1,561)	(1,422)	(5,293)	(2,623)	(20,332)
Change in net assets from
share transactions	(24,240)	180,049	8,576	(28,185)	39,349	(35,616)	371,823
Change in net assets	324,641	193,072	39,321	(9,100)	201,610	58,781	1,719,815
Net assets beginning of year	2,521,679	168,934	351,209	354,665	722,098	615,898	3,370,617
Net assets end of year	$2,846,320	$362,006	$390,530	$345,565	$923,708	$674,679	$5,090,432

[1]Share transactions
Shares sold
Class A	27,083	27,662	6,378	3,978	8,235	5,032	25,128
Class I	570	1,113	136	125	287	161	627
Shares redeemed
Class A	(28,571)	(8,255)	(5,688)	(6,867)	(6,553)	(7,111)	(16,462)
Class I	(667)	(419)	(124)	(142)	(235)	(148)	(460)
Change in shares
Class A	(1,488)	19,407	690	(2,889)	1,682	(2,079)	8,666
Class I	(97)	694	12	(17)	52	13	167

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$91,795	$12,738	$13,741	$50,298	$(4,957)	$(4,815)	$52,161
Net realized gain (loss)	514,585	(26,943)	(262)	4,828	(9,984)	(26,427)	(19,323)
Net change in unrealized appreciation
(depreciation)	1,539,779	217,257	184,633	501,925	63,717	103,399	317,188
Change in net assets from operations	2,146,159	203,052	198,112	557,051	48,776	72,157	350,026
Share transactions[1]
Proceeds from the sale of shares
Class A	1,041,310	133,837	161,367	341,636	150,971	132,565	251,047
Class I	27,080	4,065	6,620	10,501	5,177	5,019	9,345
Cost of shares redeemed
Class A	(1,418,734)	(254,148)	(242,347)	(631,672)	(184,907)	(180,515)	(427,194)
Class I	(22,102)	(3,661)	(4,353)	(10,538)	(5,858)	(4,132)	(10,864)
Change in net assets from
share transactions	(372,446)	(119,907)	(78,713)	(290,073)	(34,617)	(47,063)	(177,666)
Change in net assets	1,773,713	83,145	119,399	266,978	14,159	25,094	172,360
Net assets beginning of year	8,549,147	1,369,650	1,310,765	3,492,742	1,016,461	817,282	2,126,395
Net assets end of year	$10,322,860	$1,452,795	$1,430,164	$3,759,720	$1,030,620	$842,376	$2,298,755

[1]Share transactions
Shares sold
Class A	29,375	9,031	10,427	10,549	13,604	12,564	17,553
Class I	734	267	415	316	446	472	618
Shares redeemed
Class A	(40,074)	(17,176)	(15,575)	(19,568)	(16,720)	(17,247)	(30,072)
Class I	(600)	(241)	(273)	(319)	(504)	(390)	(723)
Change in shares
Class A	(10,699)	(8,145)	(5,148)	(9,019)	(3,116)	(4,683)	(12,519)
Class I	134	26	142	(3)	(58)	82	(105)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(14,338)	$(10,844)	$765	$(1,763)	$425	$(3,602)	$(3,030)
Net realized gain (loss)	(10,661)	(16,576)	51,333	575	93,289	52,559	118,571
Net change in unrealized appreciation
(depreciation)	493,666	380,779	184,964	53,560	358,251	189,175	370,749
Change in net assets from operations	468,667	353,359	237,062	52,372	451,965	238,132	486,290
Share transactions[1]
Proceeds from the sale of shares
Class A	393,965	364,028	127,229	93,121	177,615	129,213	157,809
Class I	14,436	13,755	1,783	2,320	2,636	2,586	1,840
Cost of shares redeemed
Class A	(560,876)	(443,955)	(256,910)	(147,629)	(492,097)	(370,270)	(620,846)
Class I	(17,636)	(12,190)	(2,424)	(1,882)	(4,528)	(1,874)	(1,738)
Change in net assets from
share transactions	(170,111)	(78,362)	(130,322)	(54,070)	(316,374)	(240,345)	(462,935)
Change in net assets	298,556	274,997	106,740	(1,698)	135,591	(2,213)	23,355
Net assets beginning of year	3,066,038	2,331,036	1,351,991	592,782	2,889,979	2,121,292	3,784,785
Net assets end of year	$3,364,594	$2,606,033	$1,458,731	$591,084	$3,025,570	$2,119,079	$3,808,140

[1]Share transactions
Shares sold
Class A	13,697	15,391	7,425	7,211	10,199	8,342	9,300
Class I	483	560	102	177	151	165	107
Shares redeemed
Class A	(19,465)	(18,786)	(15,022)	(11,392)	(28,262)	(23,924)	(36,613)
Class I	(594)	(498)	(140)	(142)	(252)	(119)	(102)
Change in shares
Class A	(5,768)	(3,395)	(7,597)	(4,181)	(18,063)	(15,582)	(27,313)
Class I	(111)	62	(38)	35	(101)	46	5

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$54,539	$48,131	$(3,905)	$(2,831)	$(9,150)	$(5,444)	$(10,307)
Net realized gain (loss)	120,561	25,366	89,396	11,100	178,524	46,294	146,903
Net change in unrealized appreciation
(depreciation)	376,326	242,342	333,183	57,309	604,784	180,471	467,055
Change in net assets from operations	551,426	315,839	418,674	65,578	774,158	221,321	603,651
Share transactions[1]
Proceeds from the sale of shares
Class A	395,350	191,825	129,201	67,847	194,428	51,033	124,787
Class I	9,897	4,220	5,912	225	3,255	698	738
Cost of shares redeemed
Class A	(527,852)	(407,663)	(340,326)	(196,385)	(718,374)	(349,646)	(684,853)
Class I	(7,877)	(3,980)	(6,114)	(1,095)	(2,832)	(593)	(1,057)
Change in net assets from
share transactions	(130,482)	(215,598)	(211,327)	(129,408)	(523,523)	(298,508)	(560,385)
Change in net assets	420,944	100,241	207,347	(63,830)	250,635	(77,187)	43,266
Net assets beginning of year	3,270,101	2,395,065	1,983,473	851,391	4,105,807	1,985,653	4,049,638
Net assets end of year	$3,691,045	$2,495,306	$2,190,820	$787,561	$4,356,442	$1,908,466	$4,092,904

[1]Share transactions
Shares sold
Class A	17,440	10,030	4,078	4,686	7,555	2,825	5,627
Class I	429	220	181	15	122	39	33
Shares redeemed
Class A	(23,331)	(21,348)	(10,747)	(13,591)	(27,758)	(19,407)	(30,948)
Class I	(343)	(207)	(188)	(74)	(106)	(33)	(47)
Change in shares
Class A	(5,891)	(11,318)	(6,669)	(8,905)	(20,203)	(16,582)	(25,321)
Class I	86	13	(7)	(59)	16	6	(14)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$5,789	$5,030	$6,770	$40,826	$12,654	$20,005	$30,745
Net realized gain (loss)	2,335	(293)	1,908	13,761	(3,171)	6,554	(25,568)
Net change in unrealized appreciation
(depreciation)	33,211	13,278	26,166	211,492	41,415	76,879	49,264
Change in net assets from operations	41,335	18,015	34,844	266,079	50,898	103,438	54,441
Distributions to shareholders
From distributable earnings
Class A	(10,317)	(4,388)	(12,386)	—	—	—	—
Class I	(246)	(211)	(375)	—	—	—	—
Total distributions to shareholders	(10,563)	(4,599)	(12,761)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	46,093	34,315	39,692	184,066	85,423	99,374	—
Class I	2,300	915	1,050	9,623	2,567	4,388	161,203
Reinvestment of distributions
Class A	10,317	4,388	12,386	—	—	—	—
Class I	246	211	375	—	—	—	—
Cost of shares redeemed
Class A	(52,141)	(41,403)	(52,656)	(328,090)	(87,456)	(130,563)	—
Class I	(2,120)	(767)	(1,818)	(11,985)	(3,971)	(10,131)	(197,054)
Change in net assets from
share transactions	4,695	(2,341)	(971)	(146,386)	(3,437)	(36,932)	(35,851)
Change in net assets	35,467	11,075	21,112	119,693	47,461	66,506	18,590
Net assets beginning of year	298,546	192,190	303,701	1,941,519	509,030	866,591	1,021,370
Net assets end of year	$334,013	$203,265	$324,813	$2,061,212	$556,491	$933,097	$1,039,960

[1]Share transactions
Shares sold
Class A	3,245	3,021	3,078	13,510	7,264	7,841	—
Class I	159	80	81	690	213	342	18,087
Reinvestment of distributions
Class A	721	384	965	—	—	—	—
Class I	17	18	29	—	—	—	—
Shares redeemed
Class A	(3,665)	(3,639)	(4,084)	(24,118)	(7,445)	(10,325)	—
Class I	(150)	(66)	(139)	(853)	(330)	(778)	(22,178)
Change in shares
Class A	301	(234)	(41)	(10,608)	(181)	(2,484)	—
Class I	26	32	(29)	(163)	(117)	(436)	(4,091)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$23,843	$65,689	$50,534	$39,576	$7,895	$13,316	$12,381
Net realized gain (loss)	(19,547)	31,490	(94,724)	(136,360)	(26,803)	(35,644)	(16,824)
Net change in unrealized appreciation
(depreciation)	72,669	265,051	527,826	459,589	133,793	111,925	132,305
Change in net assets from operations	76,965	362,230	483,636	362,805	114,885	89,597	127,862
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(8,878)	(11,402)
Class I	—	(63,488)	—	—	—	(5,283)	(6,653)
Total distributions to shareholders	—	(63,488)	—	—	—	(14,161)	(18,055)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	27,921	62,760	51,858
Class I	138,551	264,010	411,520	380,607	37,694	19,408	44,391
Reinvestment of distributions
Class A	—	—	—	—	—	8,878	11,402
Class I	—	63,488	—	—	—	5,283	6,653
Cost of shares redeemed
Class A	—	—	—	—	(52,495)	(123,643)	(75,338)
Class I	(189,734)	(450,265)	(593,232)	(467,650)	(213,776)	(45,467)	(55,669)
Change in net assets from
share transactions	(51,183)	(122,767)	(181,712)	(87,043)	(200,656)	(72,781)	(16,703)
Change in net assets	25,782	175,975	301,924	275,762	(85,771)	2,655	93,104
Net assets beginning of year	818,930	2,129,382	3,069,360	2,335,017	1,080,012	930,173	590,923
Net assets end of year	$844,712	$2,305,357	$3,371,284	$2,610,779	$994,241	$932,828	$684,027

[1]Share transactions
Shares sold
Class A	—	—	—	—	2,484	7,683	5,181
Class I	17,551	28,250	42,911	41,625	3,295	2,354	4,195
Reinvestment of distributions
Class A	—	—	—	—	—	1,110	1,109
Class I	—	6,761	—	—	—	659	641
Shares redeemed
Class A	—	—	—	—	(4,669)	(15,218)	(7,476)
Class I	(24,205)	(48,519)	(61,756)	(51,197)	(18,688)	(5,521)	(5,434)
Change in shares
Class A	—	—	—	—	(2,185)	(6,425)	(1,186)
Class I	(6,654)	(13,508)	(18,845)	(9,572)	(15,393)	(2,508)	(598)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$11,657	$(8,437)	$7,362	$1,355	$5,264	$31	$5,094
Net realized gain (loss)	5,376	(202,212)	50,355	(3,823)	3,290	(107)	(4,441)
Net change in unrealized appreciation
(depreciation)	160,120	543,653	264,673	80,810	68,070	2,627	38,626
Change in net assets from operations	177,153	333,004	322,390	78,342	76,624	2,551	39,279
Share transactions[1]
Proceeds from the sale of shares
Class A	117,345	295,270	179,210	—	—	8,153	61,364
Class I	58,129	42,194	49,647	100,356	90,736	721	3,589
Cost of shares redeemed
Class A	(114,637)	(360,917)	(257,445)	—	—	(6,075)	(96,799)
Class I	(132,412)	(61,894)	(104,998)	(77,192)	(70,093)	(377)	(3,550)
Change in net assets from
share transactions	(71,575)	(85,347)	(133,586)	23,164	20,643	2,422	(35,396)
Change in net assets	105,578	247,657	188,804	101,506	97,267	4,973	3,883
Net assets beginning of year	1,429,352	2,082,693	1,604,944	333,168	278,987	14,053	389,528
Net assets end of year	$1,534,930	$2,330,350	$1,793,748	$434,674	$376,254	$19,026	$393,411

[1]Share transactions
Shares sold
Class A	6,683	8,165	10,228	—	—	820	4,466
Class I	3,228	1,086	2,724	9,010	4,862	70	257
Shares redeemed
Class A	(6,524)	(10,070)	(14,786)	—	—	(599)	(6,993)
Class I	(7,219)	(1,563)	(5,716)	(7,017)	(3,714)	(35)	(252)
Change in shares
Class A	159	(1,905)	(4,558)	—	—	221	(2,527)
Class I	(3,991)	(477)	(2,992)	1,993	1,148	35	5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$(1,040)	$(400)	$65,130	$35,538	$(2,777)	$36,031	$35
Net realized gain (loss)	(82,689)	(29,697)	66,479	5,822	141,031	142,169	85,903
Net change in unrealized appreciation
(depreciation)	175,198	60,675	238,714	(68,245)	1,395,884	220,844	452,625
Change in net assets from operations	91,469	30,578	370,323	(26,885)	1,534,138	399,044	538,563
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(11,385)	—
Class I	—	—	—	—	—	(17,306)	—
Total distributions to shareholders	—	—	—	—	—	(28,691)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	165,012	13,438	117,458	116,576	457,751	332,625	233,269
Class I	4,208	17,580	8,793	30,733	88,392	313,685	85,286
Reinvestment of distributions
Class A	—	—	—	—	—	11,385	—
Class I	—	—	—	—	—	17,306	—
Cost of shares redeemed
Class A	(197,181)	(8,622)	(465,361)	(514,593)	(581,575)	(210,775)	(136,981)
Class I	(5,920)	(23,296)	(105,948)	(183,707)	(327,052)	(306,410)	(372,571)
Change in net assets from
share transactions	(33,881)	(900)	(445,058)	(550,991)	(362,484)	157,816	(190,997)
Change in net assets	57,588	29,678	(74,735)	(577,876)	1,171,654	528,169	347,566
Net assets beginning of year	699,041	65,791	2,888,394	1,601,813	3,205,890	1,361,562	1,268,127
Net assets end of year	$756,629	$95,469	$2,813,659	$1,023,937	$4,377,544	$1,889,731	$1,615,693

[1]Share transactions
Shares sold
Class A	14,500	2,784	7,706	9,068	7,802	18,923	12,378
Class I	369	3,331	569	2,341	1,407	17,178	4,434
Reinvestment of distributions
Class A	—	—	—	—	—	619	—
Class I	—	—	—	—	—	912	—
Shares redeemed
Class A	(17,588)	(1,732)	(30,604)	(40,290)	(9,876)	(11,893)	(7,192)
Class I	(526)	(4,503)	(6,655)	(13,813)	(5,194)	(17,093)	(19,424)
Change in shares
Class A	(3,088)	1,052	(22,898)	(31,222)	(2,074)	7,649	5,186
Class I	(157)	(1,172)	(6,086)	(11,472)	(3,787)	997	(14,990)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$6,282	$12,600	$2,677	$121,054	$30,687	$76,408	$82,145
Net realized gain (loss)	(3,460)	110,868	11,418	(149,298)	(52,556)	146,584	(111,256)
Net change in unrealized appreciation
(depreciation)	35,086	137,986	65,294	196,833	73,310	237,567	135,864
Change in net assets from operations	37,908	261,454	79,389	168,589	51,441	460,559	106,753
Distributions to shareholders
From distributable earnings
Class A	(4,873)	—	—	—	—	—	—
Class I	(342)	—	—	—	—	—	—
Total distributions to shareholders	(5,215)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	112,598	146,216	189,187	202,762	19,837	237,721	125,604
Class I	9,297	13,806	7,859	419,503	16,220	25,105	384,953
Reinvestment of distributions
Class A	4,873	—	—	—	—	—	—
Class I	342	—	—	—	—	—	—
Cost of shares redeemed
Class A	(64,150)	(279,787)	(162,752)	(340,455)	(29,772)	(354,393)	(164,399)
Class I	(7,128)	(30,418)	(5,695)	(162,150)	(72,333)	(66,969)	(340,585)
Change in net assets from
share transactions	55,832	(150,183)	28,599	119,660	(66,048)	(158,536)	5,573
Change in net assets	88,525	111,271	107,988	288,249	(14,607)	302,023	112,326
Net assets beginning of year	217,947	1,244,340	489,788	2,734,871	571,614	1,743,589	2,039,019
Net assets end of year	$306,472	$1,355,611	$597,776	$3,023,120	$557,007	$2,045,612	$2,151,345

[1]Share transactions
Shares sold
Class A	10,614	6,791	17,202	16,609	1,843	11,668	12,304
Class I	863	591	712	31,333	1,518	1,189	37,110
Reinvestment of distributions
Class A	455	—	—	—	—	—	—
Class I	32	—	—	—	—	—	—
Shares redeemed
Class A	(6,045)	(12,911)	(15,231)	(27,960)	(2,773)	(17,373)	(16,130)
Class I	(673)	(1,284)	(520)	(12,234)	(6,732)	(3,143)	(32,895)
Change in shares
Class A	5,024	(6,120)	1,971	(11,351)	(930)	(5,705)	(3,826)
Class I	222	(693)	192	19,099	(5,214)	(1,954)	4,215

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$62,361	$21,741	$80,308	$92,126	$22,746	$10,155	$5,140
Net realized gain (loss)	(36,046)	(12,407)	(2,726)	101,367	(12,970)	38,716	(22,973)
Net change in unrealized appreciation
(depreciation)	67,338	13,269	43,892	478,781	177,213	91,877	36,984
Change in net assets from operations	93,653	22,603	121,474	672,274	186,989	140,748	19,151
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(9,862)	(2,133)
Class I	—	—	—	—	—	(8,426)	(2,520)
Total distributions to shareholders	—	—	—	—	—	(18,288)	(4,653)
Share transactions[1]
Proceeds from the sale of shares
Class A	128,930	63,349	133,634	262,735	108,299	102,950	30,164
Class I	282,851	26,352	1,728	5,691	86,537	53,238	19,551
Reinvestment of distributions
Class A	—	—	—	—	—	9,862	2,133
Class I	—	—	—	—	—	8,426	2,520
Cost of shares redeemed
Class A	(146,619)	(151,281)	(313,551)	(985,128)	(83,961)	(141,623)	(41,232)
Class I	(79,155)	(121,252)	(2,920)	(7,613)	(111,758)	(77,435)	(43,974)
Change in net assets from
share transactions	186,007	(182,832)	(181,109)	(724,315)	(883)	(44,582)	(30,838)
Change in net assets	279,660	(160,229)	(59,635)	(52,041)	186,106	77,878	(16,340)
Net assets beginning of year	1,288,927	916,780	1,605,294	5,134,049	647,559	720,881	226,308
Net assets end of year	$1,568,587	$756,551	$1,545,659	$5,082,008	$833,665	$798,759	$209,968

[1]Share transactions
Shares sold
Class A	11,264	3,798	9,264	8,355	8,838	8,090	3,328
Class I	23,841	1,541	123	180	6,579	4,073	2,118
Reinvestment of distributions
Class A	—	—	—	—	—	778	236
Class I	—	—	—	—	—	663	277
Shares redeemed
Class A	(12,834)	(9,077)	(21,783)	(31,266)	(6,824)	(11,078)	(4,586)
Class I	(6,780)	(6,985)	(210)	(241)	(8,758)	(6,027)	(4,758)
Change in shares
Class A	(1,570)	(5,279)	(12,519)	(22,911)	2,014	(2,210)	(1,022)
Class I	17,061	(5,444)	(87)	(61)	(2,179)	(1,291)	(2,363)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$18,369	$(235)	$(6,222)	$23,956	$5,594	$(7,709)	$42,351
Net realized gain (loss)	27,072	107,385	(45,013)	(36,562)	(33,481)	75,446	(10,035)
Net change in unrealized appreciation
(depreciation)	40,001	353,640	237,616	131,977	143,755	547,528	33,000
Change in net assets from operations	85,442	460,790	186,381	119,371	115,868	615,265	65,316
Share transactions[1]
Proceeds from the sale of shares
Class A	79,794	93,855	235,353	41,836	237,739	449,107	201,002
Class I	16,850	23,298	7,904	251	15,141	26,562	23,010
Cost of shares redeemed
Class A	(154,012)	(247,155)	(300,636)	(174,142)	(188,599)	(449,399)	(245,274)
Class I	(49,255)	(79,289)	(4,496)	(604)	(30,963)	(63,332)	(61,149)
Change in net assets from
share transactions	(106,623)	(209,291)	(61,875)	(132,659)	33,318	(37,062)	(82,411)
Change in net assets	(21,181)	251,499	124,506	(13,288)	149,186	578,203	(17,095)
Net assets beginning of year	1,056,690	1,417,984	1,579,670	1,017,543	735,159	2,665,092	1,604,185
Net assets end of year	$1,035,509	$1,669,483	$1,704,176	$1,004,255	$884,345	$3,243,295	$1,587,090

[1]Share transactions
Shares sold
Class A	5,837	4,184	7,693	3,269	17,575	8,193	15,840
Class I	1,202	1,021	244	19	1,116	459	1,701
Shares redeemed
Class A	(11,283)	(11,107)	(9,851)	(13,592)	(14,036)	(8,222)	(19,437)
Class I	(3,490)	(3,466)	(140)	(46)	(2,282)	(1,080)	(4,556)
Change in shares
Class A	(5,446)	(6,923)	(2,158)	(10,323)	3,539	(29)	(3,597)
Class I	(2,288)	(2,445)	104	(27)	(1,166)	(621)	(2,855)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Operations
Net investment income (loss)	$24,745	$6,339	$509	$42,022	$1,108	$5,994	$9,206
Net realized gain (loss)	62,449	(2,938)	9,070	(22,925)	4,430	50,243	27,129
Net change in unrealized appreciation
(depreciation)	52,171	71,016	178,351	30,896	134,481	380,384	(29,499)
Change in net assets from operations	139,365	74,417	187,930	49,993	140,019	436,621	6,836
Distributions to shareholders
From distributable earnings
Class A	—	(1,511)	(13,598)	(11,969)	—	—	—
Class I	—	(5,299)	(9,123)	(10,454)	—	—	—
Total distributions to shareholders	—	(6,810)	(22,721)	(22,423)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	113,075	32,015	130,626	201,974	347,221	373,794	108,428
Class I	55,676	15,552	73,410	44,738	9,079	9,761	5,429
Reinvestment of distributions
Class A	—	1,511	13,598	11,969	—	—	—
Class I	—	5,299	9,123	10,454	—	—	—
Cost of shares redeemed
Class A	(223,007)	(26,477)	(116,199)	(173,891)	(120,915)	(343,906)	(290,442)
Class I	(80,909)	(61,184)	(94,862)	(509,623)	(5,760)	(12,505)	(10,277)
Change in net assets from
share transactions	(135,165)	(33,284)	15,696	(414,379)	229,625	27,144	(186,862)
Change in net assets	4,200	34,323	180,905	(386,809)	369,644	463,765	(180,026)
Net assets beginning of year	1,623,338	462,870	527,377	1,129,726	166,323	1,106,369	572,413
Net assets end of year	$1,627,538	$497,193	$708,282	$742,917	$535,967	$1,570,134	$392,387

[1]Share transactions
Shares sold
Class A	7,527	2,194	9,216	20,080	22,028	10,579	7,144
Class I	3,556	1,071	4,902	4,414	613	268	353
Reinvestment of distributions
Class A	—	103	911	1,197	—	—	—
Class I	—	360	602	1,040	—	—	—
Shares redeemed
Class A	(14,848)	(1,822)	(8,200)	(17,292)	(7,386)	(9,598)	(19,136)
Class I	(5,178)	(4,195)	(6,636)	(50,177)	(377)	(344)	(665)
Change in shares
Class A	(7,321)	475	1,927	3,985	14,642	981	(11,992)
Class I	(1,622)	(2,764)	(1,132)	(44,723)	236	(76)	(312)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Operations
Net investment income (loss)	$18,538	$64,664	$18,283	$33,735	$2,192	$11,973	$2,343
Net realized gain (loss)	49,987	445,710	34,073	210,500	4,006	215,918	(6,222)
Net change in unrealized appreciation
(depreciation)	107,366	(572,282)	118,402	(202,435)	30,114	1,843,558	26,998
Change in net assets from operations	175,891	(61,908)	170,758	41,800	36,312	2,071,449	23,119
Share transactions[1]
Proceeds from the sale of shares
Class A	161,809	389,818	168,189	345,081	99,701	992,498	97,486
Class I	6,482	15,773	6,044	10,899	2,752	25,010	4,195
Cost of shares redeemed
Class A	(300,859)	(1,283,016)	(428,036)	(760,060)	(99,007)	(935,425)	(133,766)
Class I	(7,108)	(21,106)	(8,798)	(12,743)	(3,396)	(22,621)	(5,052)
Change in net assets from
share transactions	(139,676)	(898,531)	(262,601)	(416,823)	50	59,462	(37,137)
Change in net assets	36,215	(960,439)	(91,843)	(375,023)	36,362	2,130,911	(14,018)
Net assets beginning of year	1,250,090	2,925,678	1,372,448	3,702,087	188,804	3,529,075	191,871
Net assets end of year	$1,286,305	$1,965,239	$1,280,605	$3,327,064	$225,166	$5,659,986	$177,853

[1]Share transactions
Shares sold
Class A	3,893	10,868	9,843	8,383	6,221	25,822	6,437
Class I	151	428	347	261	167	627	273
Shares redeemed
Class A	(7,269)	(36,564)	(25,536)	(18,423)	(6,266)	(24,239)	(8,898)
Class I	(166)	(583)	(510)	(302)	(213)	(565)	(330)
Change in shares
Class A	(3,376)	(25,696)	(15,693)	(10,040)	(45)	1,583	(2,461)
Class I	(15)	(155)	(163)	(41)	(46)	62	(57)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$22,660	$5,033	$141,066	$49,063	$13,189	$5,546	$24,311
Net realized gain (loss)	857,004	(5,347)	186,326	(40,647)	5,775	6,419	108,009
Net change in unrealized appreciation
(depreciation)	1,586,799	18,468	2,385,570	1,086,206	(64,255)	67,228	87,975
Change in net assets from operations	2,466,463	18,154	2,712,962	1,094,622	(45,291)	79,193	220,295
Share transactions[1]
Proceeds from the sale of shares
Class A	1,575,547	45,147	1,854,438	271,759	87,866	52,504	193,880
Class I	40,812	3,305	358	6,057	4,553	2,594	10,002
Cost of shares redeemed
Class A	(1,143,986)	(58,515)	(2,064,708)	(938,369)	(302,696)	(82,700)	(486,875)
Class I	(33,218)	(4,073)	(1,238)	(10,756)	(6,941)	(2,595)	(12,143)
Change in net assets from
share transactions	439,155	(14,136)	(211,150)	(671,309)	(217,218)	(30,197)	(295,136)
Change in net assets	2,905,618	4,018	2,501,812	423,313	(262,509)	48,996	(74,841)
Net assets beginning of year	4,353,931	185,463	10,658,483	4,580,901	661,894	354,305	2,019,519
Net assets end of year	$7,259,549	$189,481	$13,160,295	$5,004,214	$399,385	$403,301	$1,944,678

[1]Share transactions
Shares sold
Class A	31,061	3,681	55,532	15,250	4,971	1,550	11,562
Class I	1,223	267	10	329	254	78	581
Shares redeemed
Class A	(22,220)	(4,836)	(61,760)	(52,975)	(17,020)	(2,450)	(29,177)
Class I	(979)	(336)	(35)	(598)	(388)	(79)	(712)
Change in shares
Class A	8,841	(1,155)	(6,228)	(37,725)	(12,049)	(900)	(17,615)
Class I	244	(69)	(25)	(269)	(134)	(1)	(131)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Operations
Net investment income (loss)	$241	$2,554	$11,318	$11,443	$932	$32,241	$28,201
Net realized gain (loss)	(1,278)	10,293	97,805	(21,305)	1,049	(33,589)	48,712
Net change in unrealized appreciation
(depreciation)	4,693	48,723	179,362	(7,421)	124	64,345	101,015
Change in net assets from operations	3,656	61,570	288,485	(17,283)	2,105	62,997	177,928
Distributions to shareholders
From distributable earnings
Class A	—	—	(37,890)	—	—	—	—
Class I	—	—	(22,897)	—	—	—	—
Total distributions to shareholders	—	—	(60,787)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	6,448	98,636	537,117	9,287	36,282	155,245	561,668
Class I	—	3,290	107,389	15,858	—	6,561	20,211
Reinvestment of distributions
Class A	—	—	37,890	—	—	—	—
Class I	—	—	22,897	—	—	—	—
Cost of shares redeemed
Class A	(2,855)	(75,299)	(200,102)	(29,882)	(24,060)	(153,778)	(699,975)
Class I	—	(1,538)	(129,676)	(240,183)	—	(17,573)	(31,520)
Change in net assets from
share transactions	3,593	25,089	375,515	(244,920)	12,222	(9,545)	(149,616)
Change in net assets	7,249	86,659	603,213	(262,203)	14,327	53,452	28,312
Net assets beginning of year	7,520	228,756	788,942	382,767	16,600	645,297	1,872,585
Net assets end of year	$14,769	$315,415	$1,392,155	$120,564	$30,927	$698,749	$1,900,897

[1]Share transactions
Shares sold
Class A	699	5,035	46,260	572	3,598	13,587	21,012
Class I	—	164	8,914	967	—	564	745
Reinvestment of distributions
Class A	—	—	3,225	—	—	—	—
Class I	—	—	1,921	—	—	—	—
Shares redeemed
Class A	(331)	(3,876)	(17,069)	(1,851)	(2,439)	(13,451)	(26,388)
Class I	—	(78)	(11,034)	(14,781)	—	(1,509)	(1,158)
Change in shares
Class A	368	1,159	32,416	(1,279)	1,159	136	(5,376)
Class I	—	86	(199)	(13,814)	—	(945)	(413)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$70,695	$33,897	$55,694	$108,535	$95,677	$57,265	$4,614
Net realized gain (loss)	(31,986)	(42,031)	(89,276)	(25,997)	(81,808)	(56,360)	13,880
Net change in unrealized appreciation
(depreciation)	77,167	75,711	90,563	64,870	154,402	98,706	45,970
Change in net assets from operations	115,876	67,577	56,981	147,408	168,271	99,611	64,464
Share transactions[1]
Proceeds from the sale of shares
Class A	272,639	124,425	111,382	204,349	148,485	129,086	57,885
Class I	175,612	20,104	17,073	8,645	13,724	363,241	1,175
Cost of shares redeemed
Class A	(169,273)	(125,465)	(282,108)	(350,078)	(241,583)	(122,293)	(102,959)
Class I	(137,508)	(133,717)	(35,769)	(12,665)	(66,444)	(112,846)	(1,837)
Change in net assets from
share transactions	141,470	(114,653)	(189,422)	(149,749)	(145,818)	257,188	(45,736)
Change in net assets	257,346	(47,076)	(132,441)	(2,341)	22,453	356,799	18,728
Net assets beginning of year	1,246,488	931,384	1,536,479	1,216,104	1,387,552	1,313,228	409,397
Net assets end of year	$1,503,834	$884,308	$1,404,038	$1,213,763	$1,410,005	$1,670,027	$428,125

[1]Share transactions
Shares sold
Class A	25,602	10,876	10,100	17,566	10,372	10,661	7,266
Class I	16,298	1,741	1,516	726	810	29,628	153
Shares redeemed
Class A	(15,919)	(11,023)	(25,622)	(30,387)	(16,874)	(10,111)	(13,102)
Class I	(12,677)	(11,522)	(3,195)	(1,094)	(3,882)	(9,308)	(235)
Change in shares
Class A	9,683	(147)	(15,522)	(12,821)	(6,502)	550	(5,836)
Class I	3,621	(9,781)	(1,679)	(368)	(3,072)	20,320	(82)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$36,473	$8,583	$259,679	$(21,791)	$(5,877)	$45,972	$38,129
Net realized gain (loss)	134,924	3,358	18,501	724,003	405,230	(31,464)	(56,760)
Net change in unrealized appreciation
(depreciation)	67,238	64,720	1,763,167	2,624,433	535,773	51,448	82,496
Change in net assets from operations	238,635	76,661	2,041,347	3,326,645	935,126	65,956	63,865
Share transactions[1]
Proceeds from the sale of shares
Class A	72,415	91,449	2,107,089	818,463	424,691	236,110	102,874
Class I	2,244	1,581	87,541	145,909	24,772	18,000	19,640
Cost of shares redeemed
Class A	(364,067)	(95,837)	(1,640,284)	(1,391,333)	(814,679)	(422,901)	(76,980)
Class I	(4,200)	(1,267)	(125,423)	(640,189)	(44,847)	(459,978)	(232,132)
Change in net assets from
share transactions	(293,608)	(4,074)	428,923	(1,067,150)	(410,063)	(628,769)	(186,598)
Change in net assets	(54,973)	72,587	2,470,270	2,259,495	525,063	(562,813)	(122,733)
Net assets beginning of year	2,196,295	445,691	10,883,834	7,222,281	4,891,127	1,761,040	523,051
Net assets end of year	$2,141,322	$518,278	$13,354,104	$9,481,776	$5,416,190	$1,198,227	$400,318

[1]Share transactions
Shares sold
Class A	3,861	5,963	91,948	13,663	6,392	23,128	9,505
Class I	116	102	3,764	2,274	348	1,722	1,805
Shares redeemed
Class A	(19,400)	(6,287)	(71,615)	(22,912)	(12,274)	(41,382)	(7,032)
Class I	(220)	(82)	(5,411)	(9,802)	(627)	(44,067)	(21,065)
Change in shares
Class A	(15,539)	(324)	20,333	(9,249)	(5,882)	(18,254)	2,473
Class I	(104)	20	(1,647)	(7,528)	(279)	(42,345)	(19,260)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$60,542	$35	$2,543	$1,837	$20,457	$4,711	$163,360
Net realized gain (loss)	130,619	(501)	42,045	458	(25,328)	(59,378)	337,793
Net change in unrealized appreciation
(depreciation)	310,072	(983)	176,172	4,411	37,083	155,018	571,077
Change in net assets from operations	501,233	(1,449)	220,760	6,706	32,212	100,351	1,072,230
Distributions to shareholders
From distributable earnings
Class A	—	—	(92,741)	—	—	—	—
Class I	—	—	(112,275)	—	—	(240)	—
Total distributions to shareholders	—	—	(205,016)	—	—	(240)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	295,829	4,385	201,187	25,660	29,982	50,637	742,980
Class I	68,484	—	66,952	3,479	1,706	10,506	9,604
Reinvestment of distributions
Class A	—	—	92,741	—	—	—	—
Class I	—	—	112,275	—	—	240	—
Cost of shares redeemed
Class A	(641,749)	(3,429)	(141,111)	(32,298)	(83,206)	(118,647)	(1,403,788)
Class I	(174,385)	—	(157,075)	(55,348)	(1,719)	(25,095)	(9,641)
Change in net assets from
share transactions	(451,821)	956	174,969	(58,507)	(53,237)	(82,359)	(660,845)
Change in net assets	49,412	(493)	190,713	(51,801)	(21,025)	17,752	411,385
Net assets beginning of year	4,472,527	5,736	1,338,964	131,660	407,529	806,677	8,562,370
Net assets end of year	$4,521,939	$5,243	$1,529,677	$79,859	$386,504	$824,429	$8,973,755

[1]Share transactions
Shares sold
Class A	13,156	396	13,435	2,141	4,113	4,903	24,116
Class I	2,820	—	4,416	290	230	951	297
Reinvestment of distributions
Class A	—	—	7,074	—	—	—	—
Class I	—	—	8,423	—	—	21	—
Shares redeemed
Class A	(28,506)	(333)	(9,509)	(2,684)	(11,450)	(11,408)	(45,476)
Class I	(7,157)	—	(10,365)	(4,544)	(231)	(2,214)	(299)
Change in shares
Class A	(15,350)	63	11,000	(543)	(7,337)	(6,505)	(21,360)
Class I	(4,337)	—	2,474	(4,254)	(1)	(1,242)	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$28,576	$14,482	$134,516	$26,112
Net realized gain (loss)	37,393	(68,368)	222	94,998
Net change in unrealized appreciation
(depreciation)	8,842	113,636	—	2,067
Change in net assets from operations	74,811	59,750	134,738	123,177
Distributions to shareholders
From distributable earnings
Class A	—	—	(121,882)	—
Class I	—	—	(12,629)	—
Total distributions to shareholders	—	—	(134,511)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	131,248	56,436	1,690,499	96,615
Class I	49,291	751	94,647	21,516
Reinvestment of distributions
Class A	—	—	121,882	—
Class I	—	—	12,629	—
Cost of shares redeemed
Class A	(279,970)	(118,035)	(2,132,169)	(246,822)
Class I	(56,291)	(677)	(244,151)	(53,389)
Change in net assets from
share transactions	(155,722)	(61,525)	(456,663)	(182,080)
Change in net assets	(80,911)	(1,775)	(456,436)	(58,903)
Net assets beginning of year	1,276,719	674,498	3,365,987	1,458,323
Net assets end of year	$1,195,808	$672,723	$2,909,551	$1,399,420

[1]Share transactions
Shares sold
Class A	8,177	6,360	1,690,499	3,289
Class I	3,004	82	94,647	691
Reinvestment of distributions
Class A	—	—	121,882	—
Class I	—	—	12,629	—
Shares redeemed
Class A	(17,570)	(13,241)	(2,132,169)	(8,378)
Class I	(3,411)	(73)	(244,151)	(1,703)
Change in shares
Class A	(9,393)	(6,881)	(319,788)	(5,089)
Class I	(407)	9	(136,875)	(1,012)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Income and Expense Ratios. Ratios are annualized for periods less than one year. Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
06/30/24		15.70	0.03	1.43	1.46	—	—	17.16	9.30	3,033,649	19	(c)	0.61	0.91	0.42
12/31/23		13.79	0.27	1.64	1.91	—	—	15.70	13.85	2,796,135	54	(c)	0.61	0.91	1.88
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(c)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—	—	12.44	20.78	1,569,534	47	(c)	0.61	0.94	1.74

Class I
06/30/24		16.51	0.06	1.50	1.56	—	—	18.07	9.45	56,326	19	(c)	0.31	0.61	0.73
12/31/23		14.46	0.32	1.73	2.05	—	—	16.51	14.18	50,185	54	(c)	0.31	0.61	2.14
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(c)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—	—	12.92	21.09	23,098	47	(c)	0.31	0.64	2.26

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
06/30/24		9.22	0.04	(0.12)	(0.08)	—	—	9.14	(0.87)	374,432	54	(e)	0.60	0.80	0.83
12/31/23		8.81	0.35	0.06	0.41	—	—	9.22	4.65	348,671	129	(e)	0.60	0.80	3.97
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
06/30/24		9.29	0.06	(0.12)	(0.06)	—	—	9.23	(0.65)	16,431	54	(e)	0.30	0.50	1.23
12/31/23		8.86	0.36	0.07	0.43	—	—	9.29	4.85	13,335	129	(e)	0.30	0.50	4.01
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2024: 0.91%, 1.21%, 0.12%; December 31, 2023: 0.91%, 1.21%, 1.58%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%. JNL/American Funds Balanced Fund - Class I: June 30, 2024: 0.61%, 0.91%, 0.43%; December 31, 2023: 0.61%, 0.91%, 1.84%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 79%, 145%, 124%, 118%, 159%, and 71% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2024: 0.85%, 1.05%, 0.58%; December 31, 2023: 0.80%, 1.00%, 3.77%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2024: 0.55%, 0.75%, 0.98%; December 31, 2023: 0.50%, 0.70%, 3.81%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was 456%, 415%, 545%, and 255% in 2021, 2022, 2023 and 2024 respectively.
(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
06/30/24	13.21	0.13	0.43	0.56	—	—	13.77	4.24	407,804	26	(c)	0.68	0.93	1.97
12/31/23	12.17	0.31	0.73	1.04	—	—	13.21	8.55	382,448	59	(c)	0.68	0.93	2.53
12/31/22	13.16	0.31	(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21	11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44
12/31/20	11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(c)	0.65	0.93	2.59
12/31/19	9.41	0.29	1.35	1.64	—	—	11.05	17.43	128,205	44	(c)	0.58	0.94	2.83

Class I
06/30/24	13.44	0.15	0.43	0.58	—	—	14.02	4.32	8,678	26	(c)	0.38	0.63	2.26
12/31/23	12.34	0.36	0.74	1.10	—	—	13.44	8.91	8,082	59	(c)	0.38	0.63	2.87
12/31/22	13.31	0.34	(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21	11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77
12/31/20	11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(c)	0.35	0.63	2.83
12/31/19	9.43	0.32	1.36	1.68	—	—	11.11	17.82	2,975	44	(c)	0.28	0.64	3.08

JNL/American Funds Capital World Bond Fund(a)(d)
Class A
06/30/24	10.19	0.00	(0.38)	(0.38)	—	—	9.81	(3.73)	315,261	31	(e)	0.57	1.00	0.03
12/31/23	9.63	(0.06)	0.62	0.56	—	—	10.19	5.82	340,882	110	(e)	0.58	1.01	(0.58)
12/31/22	11.73	(0.03)	(2.07)	(2.10)	—	—	9.63	(17.90)	350,084	114	(e)	0.57	1.00	(0.28)
12/31/21	12.39	0.16	(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(e)	0.57	1.00	1.34
12/31/20	11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(e)	0.56	1.00	0.88
12/31/19	10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(e)	0.53	1.02	1.27

Class I
06/30/24	10.43	0.02	(0.39)	(0.37)	—	—	10.06	(3.55)	4,582	31	(e)	0.27	0.70	0.34
12/31/23	9.83	(0.03)	0.63	0.60	—	—	10.43	6.10	4,683	110	(e)	0.28	0.71	(0.28)
12/31/22	11.94	0.00	(2.11)	(2.11)	—	—	9.83	(17.67)	4,581	114	(e)	0.27	0.70	0.01
12/31/21	12.57	0.22	(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(e)	0.27	0.70	1.81
12/31/20	11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(e)	0.26	0.70	1.37
12/31/19	10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(e)	0.23	0.72	1.84

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2024: 0.95%, 1.20%, 1.70%; December 31, 2023: 0.94%, 1.19%, 2.27%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2024: 0.65%, 0.90%, 1.99%; December 31, 2023: 0.64%, 0.89%, 2.61%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 72%, 184%, 93%, 126%, 149%, and 66% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: June 30, 2024: 1.05%, 1.48%, (0.45%); December 31, 2023: 1.06%, 1.49%, (1.06)%; December 31, 2022: 1.05%, 1.48%, (0.76)%; December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%. JNL/American Funds Capital World Bond Fund - Class I: June 30, 2024: 0.75%, 1.18%, (0.14%); December 31, 2023: 0.76%, 1.19%, (0.76)%; December 31, 2022: 0.75%, 1.18%, (0.47)%; December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%.

(e)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 159%, 145%, 91%, 188%, 286%, and 170% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)
Class A
06/30/24	24.12	0.07	3.25	3.32	—	—	27.44	13.76	1,019,735	28	0.65	1.05	0.55
12/31/23	19.75	0.12	4.25	4.37	—	—	24.12	22.13	899,358	29	0.65	1.05	0.52
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29	0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18	0.55	1.05	0.05
12/31/20	17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17	0.56	1.06	0.09
12/31/19	12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14	0.54	1.07	1.05

Class I
06/30/24	24.56	0.12	3.30	3.42	—	—	27.98	13.93	28,776	28	0.35	0.75	0.88
12/31/23	20.05	0.19	4.32	4.51	—	—	24.56	22.49	24,350	29	0.35	0.75	0.84
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29	0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18	0.25	0.75	0.37
12/31/20	17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17	0.26	0.76	0.44
12/31/19	12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14	0.24	0.77	1.52

JNL/American Funds Global Small Capitalization Fund(a)(c)
Class A
06/30/24	18.57	0.09	(0.03)	0.06	—	—	18.63	0.32	628,494	20	0.59	1.05	1.01
12/31/23	16.04	(0.02)	2.55	2.53	—	—	18.57	15.77	663,233	36	0.59	1.05	(0.12)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)	606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20	16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19	12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)

Class I
06/30/24	19.12	0.12	(0.03)	0.09	—	—	19.21	0.47	10,939	20	0.29	0.75	1.28
12/31/23	16.47	0.03	2.62	2.65	—	—	19.12	16.09	11,446	36	0.29	0.75	0.20
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)	9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20	16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19	12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2024: 1.06%, 1.46%, 0.14%; December 31, 2023: 1.06%, 1.46%, 0.11%; December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%; December 31, 2020: 1.12%, 1.62%, (0.47)%; December 31, 2019: 1.10%, 1.63%, 0.49%. JNL/American Funds Global Growth Fund - Class I: June 30, 2024: 0.76%, 1.16%, 0.47%; December 31, 2023: 0.76%, 1.16%, 0.43%; December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%; December 31, 2020: 0.82%, 1.32%, (0.12)%; December 31, 2019: 0.80%, 1.33%, 0.96%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: June 30, 2024: 1.27%, 1.73%, 0.33%; December 31, 2023: 1.24%, 1.70%, (0.77)%; December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%; December 31, 2020: 1.30%, 1.80%, (1.10)%; December 31, 2019: 1.30%, 1.82%, (0.91)%. JNL/American Funds Global Small Capitalization Fund - Class I: June 30, 2024: 0.97%, 1.43%, 0.60%; December 31, 2023: 0.94%, 1.40%, (0.45)%; December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%; December 31, 2020: 1.00%, 1.50%, (0.81)%; December 31, 2019: 1.00%, 1.52%, (0.56)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
06/30/24	49.43	(0.04)	7.91	7.87	—	—	57.30	15.92	5,871,955	13	0.55	1.00	(0.14)
12/31/23	35.81	0.03	13.59	13.62	—	—	49.43	38.03	4,989,869	23	0.55	1.00	0.07
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20	27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19	21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53

Class I
06/30/24	50.40	0.04	8.07	8.11	—	—	58.51	16.09	121,229	13	0.25	0.70	0.16
12/31/23	36.40	0.16	13.84	14.00	—	—	50.40	38.46	100,563	23	0.25	0.70	0.37
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20	28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19	21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85

JNL/American Funds Growth-Income Fund(a)(c)
Class A
06/30/24	39.95	(0.00)	5.58	5.58	—	—	45.53	13.97	11,146,238	36	0.63	0.93	(0.00)
12/31/23	31.79	0.35	7.81	8.16	—	—	39.95	25.67	10,182,250	26	0.63	0.93	0.98
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20	27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19	21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30

Class I
06/30/24	41.11	0.07	5.75	5.82	—	—	46.93	14.16	163,615	36	0.33	0.63	0.30
12/31/23	32.62	0.48	8.01	8.49	—	—	41.11	26.03	140,610	26	0.33	0.63	1.32
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20	27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19	22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2024: 0.89%, 1.34%, (0.48%); December 31, 2023: 0.90%, 1.35%, (0.28)%; December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%; December 31, 2020: 0.93%, 1.38%, (0.31)%; December 31, 2019: 0.95%, 1.43%, 0.18%. JNL/American Funds Growth Fund - Class I: June 30, 2024: 0.59%, 1.04%, (0.18%); December 31, 2023: 0.60%, 1.05%, 0.02%; December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%; December 31, 2020: 0.63%, 1.08%, (0.01)%; December 31, 2019: 0.65%, 1.13%, 0.50%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2024: 0.91%, 1.21%, (0.28%); December 31, 2023: 0.92%, 1.22%, 0.69%; December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2024: 0.61%, 0.91%, 0.02%; December 31, 2023: 0.62%, 0.92%, 1.03%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
06/30/24	15.72	(0.01)	1.12	1.11	—	—	16.83	7.06	1,449,151	17	0.64	1.14	(0.14)
12/31/23	13.63	0.13	1.96	2.09	—	—	15.72	15.33	1,435,176	28	0.64	1.14	0.89
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20	15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19	12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03

Class I
06/30/24	16.15	0.01	1.15	1.16	—	—	17.31	7.18	18,753	17	0.34	0.84	0.17
12/31/23	13.95	0.19	2.01	2.20	—	—	16.15	15.77	17,619	28	0.34	0.84	1.25
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20	15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19	12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51

JNL/American Funds New World Fund(a)(c)
Class A
06/30/24	16.58	0.01	1.08	1.09	—	—	17.67	6.57	1,397,998	34	0.69	1.34	0.11
12/31/23	14.36	0.15	2.07	2.22	—	—	16.58	15.46	1,398,840	36	0.69	1.34	0.98
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20	14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19	11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55

Class I
06/30/24	17.00	0.04	1.11	1.15	—	—	18.15	6.76	31,072	34	0.39	1.04	0.41
12/31/23	14.68	0.21	2.11	2.32	—	—	17.00	15.80	31,324	36	0.39	1.04	1.34
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20	14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19	11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2024: 1.16%, 1.66%, (0.66%); December 31, 2023: 1.17%, 1.67%, 0.36%; December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29)%; December 31, 2019: 1.17%, 1.69%, 0.49%. JNL/American Funds International Fund - Class I: June 30, 2024: 0.86%, 1.36%, (0.35%); December 31, 2023: 0.87%, 1.37%, 0.72%; December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2024: 1.26%, 1.91%, (0.46%); December 31, 2023: 1.26%, 1.91%, 0.41%; December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%; December 31, 2020: 1.32%, 1.98%, (1.07)%; December 31, 2019: 1.40%, 2.12%, (0.21)%. JNL/American Funds New World Fund - Class I: June 30, 2024: 0.96%, 1.61%, (0.16%); December 31, 2023: 0.96%, 1.61%, 0.77%; December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76)%; December 31, 2019: 1.10%, 1.82%, 0.27%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
06/30/24	35.79	0.03		3.94	3.97	—	—	39.76	11.09	3,914,856	19		0.66	0.96	0.16
12/31/23	30.62	0.46		4.71	5.17	—	—	35.79	16.88	3,711,485	29		0.66	0.96	1.42
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04
12/31/20	24.35	0.32		1.73	2.05	—	—	26.40	8.42	3,305,413	40		0.59	0.97	1.38
12/31/19	20.13	0.37		3.85	4.22	—	—	24.35	20.96	3,286,576	37		0.59	0.98	1.66

Class I
06/30/24	36.84	0.10		4.04	4.14	—	—	40.98	11.24	56,612	19		0.36	0.66	0.49
12/31/23	31.42	0.60		4.82	5.42	—	—	36.84	17.25	48,235	29		0.36	0.66	1.80
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43
12/31/20	24.77	0.46		1.70	2.16	—	—	26.93	8.72	23,182	40		0.29	0.67	1.96
12/31/19	20.41	0.57		3.79	4.36	—	—	24.77	21.36	14,963	37		0.29	0.68	2.53

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
06/30/24	11.46	(0.03)		(0.07)	(0.10)	—	—	11.36	(0.87)	1,000,862	52	(f)	0.49	0.56	(0.49)
12/31/23	10.92	(0.05)		0.59	0.54	—	—	11.46	4.95	1,009,660	75	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)
12/31/20	12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(f)	0.56	0.56	1.58
12/31/19	11.43	0.27		0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(f)	0.56	0.56	2.24

Class I
06/30/24	12.05	(0.01)		(0.08)	(0.09)	—	—	11.96	(0.75)	22,326	52	(f)	0.19	0.26	(0.19)
12/31/23	11.45	(0.02)		0.62	0.60	—	—	12.05	5.24	20,960	75	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35
12/31/20	12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(f)	0.26	0.26	1.90
12/31/19	11.85	0.32		0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(f)	0.26	0.26	2.54

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: June 30, 2024: 0.91%, 1.21%, (0.09%); December 31, 2023: 0.93%, 1.23%, 1.15%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%. JNL/American Funds Washington Mutual Investors Fund - Class I: June 30, 2024: 0.61%, 0.91%, 0.24%; December 31, 2023: 0.63%, 0.93%, 1.53%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%; December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2024: 0.56%, 0.63%, (0.56%); December 31, 2023: 0.57%, 0.64%, (0.57)%; December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: June 30, 2024: 0.26%, 0.33%, (0.26%); December 31, 2023: 0.27%, 0.34%, (0.27)%; December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(f)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 107%, 140% ,105%, 204%, 123%, and 66% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.
(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
06/30/24	10.97	(0.03)	0.74	0.71	—	—	11.68	6.47	828,033	3	0.58	0.72	(0.58)
12/31/23	10.04	(0.06)	0.99	0.93	—	—	10.97	9.26	823,901	12	0.58	0.72	(0.58)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)
12/31/20	11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74	0.74	1.35
12/31/19	9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73	0.73	2.09

Class I
06/30/24	11.16	(0.01)	0.75	0.74	—	—	11.90	6.63	19,551	3	0.23	0.42	(0.23)
12/31/23	10.18	(0.02)	1.00	0.98	—	—	11.16	9.63	18,475	12	0.23	0.42	(0.23)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23
12/31/20	11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40	0.44	1.59
12/31/19	9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43	0.43	2.37

JNL/Mellon International Index Fund(b)(c)(d)
Class A
06/30/24	15.39	(0.04)	0.82	0.78	—	—	16.17	5.07	2,190,733	2	0.51	0.60	(0.51)
12/31/23	13.13	0.33	1.93	2.26	—	—	15.39	17.21	2,241,068	7	0.51	0.60	2.34
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10
12/31/20	13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78
12/31/19	11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69

Class I
06/30/24	16.26	(0.02)	0.86	0.84	—	—	17.10	5.17	60,644	2	0.21	0.30	(0.21)
12/31/23	13.83	0.41	2.02	2.43	—	—	16.26	17.57	57,687	7	0.21	0.30	2.73
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95
12/31/20	14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08
12/31/19	12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2024: 0.74%, 0.88%, (0.74%); December 31, 2023: 0.74%, 0.88%, (0.74)%; December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2024: 0.39%, 0.58%, (0.39%); December 31, 2023: 0.39%, 0.58%, (0.39)%; December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2024: 0.61%, 0.70%, (0.61%); December 31, 2023: 0.61%, 0.70%, 2.24%; December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: June 30, 2024: 0.31%, 0.40%, (0.31%); December 31, 2023: 0.31%, 0.40%, 2.63%; December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
06/30/24	31.57	(0.07)	1.91	1.84	—	—	33.41	5.83	3,289,118	10	0.46	0.54	(0.46)
12/31/23	27.26	(0.13)	4.44	4.31	—	—	31.57	15.81	3,290,675	19	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20	22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02
12/31/19	17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56	0.56	1.08

Class I
06/30/24	32.71	(0.03)	1.99	1.96	—	—	34.67	5.99	77,330	10	0.16	0.24	(0.16)
12/31/23	28.17	(0.05)	4.59	4.54	—	—	32.71	16.12	73,919	19	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20	23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32
12/31/19	18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26	0.26	1.39

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
06/30/24	26.28	(0.06)	(0.21)	(0.27)	—	—	26.01	(1.03)	2,365,460	15	0.46	0.54	(0.46)
12/31/23	22.74	(0.11)	3.65	3.54	—	—	26.28	15.57	2,541,868	36	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20	19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90
12/31/19	15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57	0.57	0.96

Class I
06/30/24	27.23	(0.02)	(0.22)	(0.24)	—	—	26.99	(0.88)	63,885	15	0.16	0.24	(0.16)
12/31/23	23.49	(0.04)	3.78	3.74	—	—	27.23	15.92	64,165	36	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20	19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20
12/31/19	16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27	0.27	1.27

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2024: 0.56%, 0.64%, (0.56%); December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: June 30, 2024: 0.26%, 0.34%, (0.26%); December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2024: 0.56%, 0.64%, (0.56%); December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: June 30, 2024: 0.26%, 0.34%, (0.26%); December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
06/30/24	18.70	(0.04)	1.34	1.30	—	—	20.00	6.95	1,445,471	13	0.45	0.45	(0.44)
12/31/23	15.79	0.01	2.90	2.91	—	—	18.70	18.43	1,443,953	17	0.45	0.45	0.05
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)
12/31/20	14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18	0.45	0.45	0.42
12/31/19	11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17	0.45	0.45	0.12

Class I
06/30/24	19.05	(0.01)	1.37	1.36	—	—	20.41	7.14	16,684	13	0.15	0.15	(0.14)
12/31/23	16.03	0.06	2.96	3.02	—	—	19.05	18.84	14,778	17	0.15	0.15	0.36
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24
12/31/20	14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18	0.15	0.15	0.83
12/31/19	11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17	0.15	0.15	0.50

JNL Conservative Allocation Fund
Class A
06/30/24	13.66	(0.01)	0.31	0.30	—	—	13.96	2.20	557,508	8	0.48	0.48	(0.11)
12/31/23	12.50	(0.04)	1.20	1.16	—	—	13.66	9.28	583,918	24	0.48	0.48	(0.30)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)
12/31/20	12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48	0.48	0.48	(0.39)
12/31/19	11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32	0.48	0.49	0.99

Class I
06/30/24	13.92	0.01	0.32	0.33	—	—	14.25	2.37	7,086	8	0.18	0.18	0.19
12/31/23	12.70	0.00	1.22	1.22	—	—	13.92	9.61	7,166	24	0.18	0.18	0.00
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)
12/31/20	12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48	0.18	0.18	(0.09)
12/31/19	11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32	0.18	0.19	1.71

JNL Growth Allocation Fund
Class A
06/30/24	18.87	(0.02)	1.14	1.12	—	—	19.99	5.94	2,976,209	13	0.44	0.44	(0.25)
12/31/23	16.19	0.00	2.68	2.68	—	—	18.87	16.55	3,006,573	12	0.44	0.44	0.01
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)
12/31/20	15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22	0.45	0.45	0.28
12/31/19	12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13	0.44	0.44	0.23

Class I
06/30/24	19.23	0.01	1.16	1.17	—	—	20.40	6.08	20,467	13	0.14	0.14	0.05
12/31/23	16.45	0.05	2.73	2.78	—	—	19.23	16.90	18,997	12	0.14	0.14	0.30
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17
12/31/20	15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22	0.15	0.15	0.65
12/31/19	12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13	0.14	0.14	0.57

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
06/30/24	16.50	(0.01)	0.61	0.60	—	—	17.10	3.64		2,026,978	8	0.45	0.45	(0.10)
12/31/23	14.74	(0.03)	1.79	1.76	—	—	16.50	11.94		2,107,115	15	0.45	0.45	(0.17)
12/31/22	17.28	(0.04)	(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)	1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)
12/31/20	14.47	(0.01)	1.63	1.62	—	—	16.09	11.20		2,744,458	27	0.45	0.45	(0.04)
12/31/19	12.51	0.10	1.86	1.96	—	—	14.47	15.67		611,892	22	0.48	0.48	0.74

Class I
06/30/24	16.82	0.02	0.62	0.64	—	—	17.46	3.80		11,674	8	0.15	0.15	0.20
12/31/23	14.98	0.02	1.82	1.84	—	—	16.82	12.28		11,964	15	0.15	0.15	0.15
12/31/22	17.51	0.00	(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00	1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03
12/31/20	14.56	0.04	1.65	1.69	—	—	16.25	11.61		13,677	27	0.15	0.15	0.27
12/31/19	12.55	0.22	1.79	2.01	—	—	14.56	16.02		5,976	22	0.18	0.18	1.59

JNL Moderate Growth Allocation Fund
Class A
06/30/24	18.22	(0.01)	0.88	0.87	—	—	19.09	4.77		3,688,560	11	0.44	0.44	(0.14)
12/31/23	16.02	(0.01)	2.21	2.20	—	—	18.22	13.73		3,795,039	10	0.44	0.44	(0.08)
12/31/22	19.02	(0.04)	(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)	1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)
12/31/20	15.30	0.02	1.93	1.95	—	—	17.25	12.75		5,015,320	30	0.44	0.44	0.16
12/31/19	12.80	0.06	2.44	2.50	—	—	15.30	19.53		2,368,779	17	0.44	0.44	0.45

Class I
06/30/24	18.57	0.02	0.90	0.92	—	—	19.49	4.95		13,651	11	0.14	0.14	0.16
12/31/23	16.28	0.04	2.25	2.29	—	—	18.57	14.07		13,101	10	0.14	0.14	0.24
12/31/22	19.27	0.02	(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02	1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12
12/31/20	15.40	0.07	1.96	2.03	—	—	17.43	13.18		7,961	30	0.14	0.14	0.47
12/31/19	12.85	0.14	2.41	2.55	—	—	15.40	19.84		4,297	17	0.14	0.14	0.97

JNL/American Funds Growth Allocation Fund
Class A
06/30/24	24.60	0.11	1.79	1.90	—	—	26.50	7.72		3,801,261	14	0.63	0.63	0.88
12/31/23	20.98	0.36	3.26	3.62	—	—	24.60	17.25		3,639,848	25	0.63	0.63	1.57
12/31/22	26.00	0.29	(5.31)	(5.02)	—	—	20.98	(19.31)		3,228,401	13	0.63	0.63	1.30
12/31/21	22.88	0.17	2.95	3.12	—	—	26.00	13.64		4,149,730	47	0.63	0.63	0.68
12/31/20	19.06	0.17	3.65	3.82	—	—	22.88	20.04		3,498,159	18	0.64	0.64	0.85
12/31/19	15.45	0.24	3.37	3.61	—	—	19.06	23.37		2,808,536	19	0.64	0.64	1.36

Class I
06/30/24	25.08	0.15	1.82	1.97	—	—	27.05	7.85		50,367	14	0.33	0.33	1.16
12/31/23	21.33	0.44	3.31	3.75	—	—	25.08	17.58		51,197	25	0.33	0.33	1.92
12/31/22	26.35	0.37	(5.39)	(5.02)	—	—	21.33	(19.05)		41,700	13	0.33	0.33	1.66
12/31/21	23.12	0.26	2.97	3.23	—	—	26.35	13.97		48,924	47	0.33	0.33	1.05
12/31/20	19.20	0.30	3.62	3.92	—	—	23.12	20.42		31,660	18	0.34	0.34	1.52
12/31/19	15.52	0.31	3.37	3.68	—	—	19.20	23.71		16,654	19	0.34	0.34	1.75

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Moderate Growth Allocation Fund
Class A
06/30/24	20.49	0.12	1.00	1.12	—	—	21.61	5.47	2,461,215	12	0.64	0.64	1.15
12/31/23	18.00	0.38	2.11	2.49	—	—	20.49	13.83	2,471,923	24	0.64	0.64	1.97
12/31/22	21.75	0.35	(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21	19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95
12/31/20	16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14
12/31/19	14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69

Class I
06/30/24	20.89	0.16	1.00	1.16	—	—	22.05	5.55	24,628	12	0.34	0.34	1.48
12/31/23	18.29	0.45	2.15	2.60	—	—	20.89	14.22	23,383	24	0.34	0.34	2.33
12/31/22	22.03	0.40	(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21	19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32
12/31/20	16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07
12/31/19	14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24

JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A
06/30/24	34.91	(0.07)	3.43	3.36	—	—	38.27	9.62	2,227,993	9	0.44	0.44	(0.39)
12/31/23	28.57	(0.06)	6.40	6.34	—	—	34.91	22.19	2,177,912	7	0.44	0.45	(0.19)
12/31/22	36.70	(0.07)	(8.06)	(8.13)	—	—	28.57	(22.15)	1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)	5.27	5.15	—	—	36.70	16.32	2,764,501	7	0.44	0.44	(0.33)
12/31/20	26.27	(0.05)	5.33	5.28	—	—	31.55	20.10	2,556,014	15	0.45	0.45	(0.21)
12/31/19	20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13	0.45	0.45	(0.05)

Class I
06/30/24	35.57	(0.02)	3.50	3.48	—	—	39.05	9.78	13,084	9	0.14	0.14	(0.09)
12/31/23	29.02	0.04	6.51	6.55	—	—	35.57	22.57	12,908	7	0.14	0.15	0.11
12/31/22	37.18	0.02	(8.18)	(8.16)	—	—	29.02	(21.95)	10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)	5.33	5.32	—	—	37.18	16.70	17,774	7	0.14	0.14	(0.02)
12/31/20	26.45	0.02	5.39	5.41	—	—	31.86	20.45	12,732	15	0.15	0.15	0.07
12/31/19	20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13	0.15	0.15	0.32

JNL/Goldman Sachs Managed Conservative Fund
Class A
06/30/24	15.23	(0.03)	0.29	0.26	—	—	15.49	1.71	737,173	12	0.45	0.47	(0.41)
12/31/23	14.03	(0.05)	1.25	1.20	—	—	15.23	8.55	785,291	21	0.46	0.47	(0.34)
12/31/22	16.43	(0.05)	(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)	0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)
12/31/20	14.56	(0.02)	1.30	1.28	—	—	15.84	8.79	1,225,287	31	0.46	0.46	(0.12)
12/31/19	13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19	0.45	0.45	0.81

Class I
06/30/24	15.48	(0.01)	0.31	0.30	—	—	15.78	1.94	2,403	12	0.15	0.17	(0.11)
12/31/23	14.22	(0.01)	1.27	1.26	—	—	15.48	8.86	2,270	21	0.16	0.17	(0.05)
12/31/22	16.61	(0.01)	(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)	0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)
12/31/20	14.62	0.02	1.31	1.33	—	—	15.95	9.10	1,977	31	0.16	0.16	0.17
12/31/19	13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19	0.15	0.15	1.66

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Growth Fund
Class A
06/30/24	28.39	(0.06)		2.47	2.41	—	—	30.80	8.49	4,322,692	11	0.43	0.44	(0.39)
12/31/23	23.65	(0.06)		4.80	4.74	—	—	28.39	20.04	4,333,280	7	0.44	0.44	(0.22)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)
12/31/20	22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18	0.43	0.43	(0.27)
12/31/19	17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15	0.43	0.43	(0.07)

Class I
06/30/24	28.93	(0.01)		2.51	2.50	—	—	31.43	8.64	22,971	11	0.13	0.14	(0.09)
12/31/23	24.02	0.02		4.89	4.91	—	—	28.93	20.44	23,162	7	0.14	0.14	0.09
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(a)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)
12/31/20	22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18	0.13	0.13	0.05
12/31/19	17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15	0.13	0.13	0.24

JNL/Goldman Sachs Managed Moderate Fund
Class A
06/30/24	19.23	(0.04)		0.78	0.74	—	—	19.97	3.85	1,831,159	9	0.44	0.45	(0.39)
12/31/23	17.14	(0.05)		2.14	2.09	—	—	19.23	12.19	1,905,275	14	0.45	0.45	(0.28)
12/31/22	20.53	(0.05)		(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21	19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)
12/31/20	17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24	0.44	0.44	(0.22)
12/31/19	14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16	0.44	0.44	0.71

Class I
06/30/24	19.59	(0.01)		0.79	0.78	—	—	20.37	3.98	2,773	9	0.14	0.15	(0.09)
12/31/23	17.41	0.00		2.18	2.18	—	—	19.59	12.52	3,191	14	0.15	0.15	0.02
12/31/22	20.79	0.00		(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21	19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)
12/31/20	17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24	0.14	0.14	0.08
12/31/19	14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16	0.14	0.14	1.09

JNL/Goldman Sachs Managed Moderate Growth Fund
Class A
06/30/24	23.93	(0.05)		1.52	1.47	—	—	25.40	6.14	3,996,386	11	0.44	0.44	(0.39)
12/31/23	20.63	(0.06)		3.36	3.30	—	—	23.93	16.00	4,085,479	9	0.44	0.44	(0.25)
12/31/22	25.45	(0.06)		(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21	22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)
12/31/20	19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20	0.43	0.43	(0.30)
12/31/19	16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16	0.43	0.43	0.47

Class I
06/30/24	24.39	(0.01)		1.55	1.54	—	—	25.93	6.31	6,692	11	0.14	0.14	(0.09)
12/31/23	20.96	0.01		3.42	3.43	—	—	24.39	16.36	7,425	9	0.14	0.14	0.05
12/31/22	25.78	0.01		(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21	23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)
12/31/20	20.01	(0.00)	(a)	3.18	3.18	—	—	23.19	15.89	5,618	20	0.13	0.13	(0.01)
12/31/19	16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16	0.13	0.13	0.66

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL iShares Tactical Growth Fund
Class A
06/30/24	14.93	0.11	0.93	1.04	—	—	15.97	6.97	333,707	31	0.65	0.65	1.38
12/31/23	13.54	0.26	1.62	1.88	(0.27)	(0.22)	14.93	14.01	325,645	18	0.65	0.65	1.84
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30
12/31/20	14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66	0.66	1.33
12/31/19	12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44	0.65	0.65	2.05

Class I
06/30/24	15.00	0.13	0.95	1.08	—	—	16.08	7.20	9,685	31	0.35	0.35	1.75
12/31/23	13.60	0.30	1.63	1.93	(0.31)	(0.22)	15.00	14.35	8,368	18	0.35	0.35	2.11
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63
12/31/20	14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36	0.36	1.74
12/31/19	12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44	0.35	0.35	2.36

JNL iShares Tactical Moderate Fund
Class A
06/30/24	11.81	0.12	0.27	0.39	—	—	12.20	3.30	190,863	28	0.65	0.65	2.04
12/31/23	11.03	0.29	0.76	1.05	(0.27)	—	11.81	9.61	194,974	21	0.65	0.65	2.52
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47
12/31/20	12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65	0.65	1.57
12/31/19	11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55	0.65	0.65	2.27

Class I
06/30/24	11.88	0.14	0.27	0.41	—	—	12.29	3.45	8,980	28	0.35	0.35	2.35
12/31/23	11.10	0.33	0.76	1.09	(0.31)	—	11.88	9.87	8,291	21	0.35	0.35	2.84
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84
12/31/20	12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35	0.35	1.91
12/31/19	11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55	0.35	0.35	2.62

JNL iShares Tactical Moderate Growth Fund
Class A
06/30/24	13.32	0.11	0.60	0.71	—	—	14.03	5.33	313,859	27	0.65	0.65	1.63
12/31/23	12.42	0.28	1.17	1.45	(0.29)	(0.26)	13.32	11.77	316,029	17	0.65	0.65	2.18
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29
12/31/20	13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65	0.65	1.41
12/31/19	12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65	0.65	2.14

Class I
06/30/24	13.36	0.13	0.61	0.74	—	—	14.10	5.54	9,131	27	0.35	0.35	1.94
12/31/23	12.46	0.32	1.17	1.49	(0.33)	(0.26)	13.36	12.08	8,784	17	0.35	0.35	2.46
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62
12/31/20	13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35	0.35	1.79
12/31/19	12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35	0.35	2.52

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/24	14.70	0.11	0.82	0.93	—	—	15.63	6.33	2,010,843	28	0.64	0.64	1.51
12/31/23	12.86	0.28	1.56	1.84	—	—	14.70	14.31	2,002,590	15	0.64	0.64	2.05
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60
12/31/20	11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64	0.65	1.47
12/31/19	9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61	0.65	2.20

Class I
06/30/24	15.10	0.15	0.83	0.98	—	—	16.08	6.49	58,789	28	0.22	0.34	1.94
12/31/23	13.16	0.35	1.59	1.94	—	—	15.10	14.74	58,622	15	0.22	0.34	2.50
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94
12/31/20	11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22	0.35	1.90
12/31/19	9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19	0.35	2.70

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/24	12.47	0.12	0.29	0.41	—	—	12.88	3.29	533,563	21	0.66	0.66	1.99
12/31/23	11.33	0.28	0.86	1.14	—	—	12.47	10.06	537,570	22	0.65	0.65	2.37
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43
12/31/20	11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64	0.66	1.61
12/31/19	9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20	0.60	0.65	2.49

Class I
06/30/24	12.81	0.16	0.29	0.45	—	—	13.26	3.51	23,015	21	0.23	0.36	2.47
12/31/23	11.59	0.33	0.89	1.22	—	—	12.81	10.53	18,921	22	0.22	0.35	2.78
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88
12/31/20	11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21	0.36	2.01
12/31/19	9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20	0.18	0.35	2.89

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/24	13.55	0.12	0.54	0.66	—	—	14.21	4.87	899,742	23	0.65	0.65	1.74
12/31/23	12.07	0.28	1.20	1.48	—	—	13.55	12.26	894,812	20	0.65	0.65	2.22
12/31/22	14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12	0.65	0.65	1.79
12/31/21	12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7	0.65	0.65	1.49
12/31/20	11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24	0.64	0.66	1.55
12/31/19	9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16	0.60	0.65	2.31

Class I
06/30/24	13.91	0.15	0.56	0.71	—	—	14.62	5.10	38,961	23	0.23	0.35	2.17
12/31/23	12.34	0.34	1.23	1.57	—	—	13.91	12.72	38,285	20	0.23	0.35	2.59
12/31/22	14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12	0.23	0.35	2.25
12/31/21	13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7	0.23	0.35	1.93
12/31/20	11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24	0.22	0.36	1.96
12/31/19	9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16	0.18	0.35	2.73

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Bond Index Fund(a)

Class I
06/30/24		9.23	0.16	(0.22)	(0.06)	—	—	9.17	(0.65)	1,034,316	52	(c)	0.07		0.20		3.49
12/31/23		8.75	0.27	0.21	0.48	—	—	9.23	5.49	1,039,960	75	(c)	0.08		0.21		2.99
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07		0.20		1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08		0.21		0.99

JNL Emerging Markets Index Fund(a)

Class I
06/30/24		8.24	0.11	0.45	0.56	—	—	8.80	6.80	850,184	3		0.16		0.22		2.60
12/31/23		7.50	0.22	0.52	0.74	—	—	8.24	9.87	844,712	12		0.16		0.22		2.83
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16		0.22		3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17		0.23		2.40

JNL International Index Fund(a)

Class I
06/30/24		9.81	0.19	0.33	0.52	—	—	10.33	5.30	2,261,570	2		0.10		0.21		3.84
12/31/23		8.57	0.28	1.24	1.52	(0.28)	—	9.81	17.83	2,305,357	7		0.10		0.21		2.96
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10		0.21		2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11		0.22		2.26

JNL Mid Cap Index Fund(a)

Class I
06/30/24		10.55	0.08	0.56	0.64	—	—	11.19	6.07	3,376,381	10		0.10		0.22		1.52
12/31/23		9.07	0.15	1.33	1.48	—	—	10.55	16.32	3,371,284	19		0.10		0.22		1.59
12/31/22		10.44	0.14	(1.51)	(1.37)	—	—	9.07	(13.12)	3,069,360	12		0.10		0.22		1.48
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12		0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
06/30/24		10.18	0.09	(0.17)	(0.08)	—	—	10.10	(0.79)	2,435,883	15		0.10		0.22		1.80
12/31/23		8.77	0.15	1.26	1.41	—	—	10.18	16.08	2,610,779	36		0.10		0.22		1.66
12/31/22		10.47	0.13	(1.83)	(1.70)	—	—	8.77	(16.24)	2,335,017	23		0.10		0.22		1.42
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17		0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
06/30/24		11.78	0.01	0.44	0.45	—	—	12.23	3.82	200,482	71		2.24	(d)	2.24	(d)	0.23
12/31/23		10.59	0.06	1.13	1.19	—	—	11.78	11.24	202,880	127		2.41	(d)	2.41	(d)	0.51
12/31/22		11.82	0.06	(1.29)	(1.23)	—	—	10.59	(10.41)	205,495	117		2.16	(d)	2.16	(d)	0.59
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127		2.01	(d)	2.01	(d)	0.59
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(d)	2.15	(d)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(d)	2.05	(d)	1.22

Class I
06/30/24		11.98	0.03	0.45	0.48	—	—	12.46	4.01	561,994	71		1.93	(d)	1.93	(d)	0.54
12/31/23		10.74	0.09	1.15	1.24	—	—	11.98	11.55	791,361	127		2.11	(d)	2.11	(d)	0.81
12/31/22		11.96	0.10	(1.32)	(1.22)	—	—	10.74	(10.20)	874,517	117		1.86	(d)	1.86	(d)	0.89
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127		1.71	(d)	1.71	(d)	0.90
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(d)	1.79	(d)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(d)	1.75	(d)	1.53

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 129%, 204%,123%, and 66% in 2021, 2022, 2023, and 2024 respectively.
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2024: 1.70%, 1.70% December 31, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% December 31, 2020: 1.71%, 1.70% December 31, 2019: 1.69%, 1.69% Class I: June 30, 2024: 1.40%, 1.40% December 31, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38% December 31, 2020: 1.41%, 1.40% December 31, 2019: 1.39%, 1.39%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
06/30/24	8.45	0.07	0.38	0.45	—	—	8.90	5.33	613,295	42	1.22	1.22	1.71
12/31/23	7.79	0.11	0.67	0.78	(0.12)	—	8.45	10.11	626,215	42	1.23	1.23	1.34
12/31/22	11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21	11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64
12/31/20	10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23	1.23	0.82
12/31/19	9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85	427,546	25	1.22	1.22	2.40

Class I
06/30/24	8.47	0.08	0.39	0.47	—	—	8.94	5.55	256,871	42	0.92	0.92	1.93
12/31/23	7.81	0.13	0.68	0.81	(0.15)	—	8.47	10.47	306,613	42	0.93	0.93	1.64
12/31/22	11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21	11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95
12/31/20	10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93	0.93	1.15
12/31/19	9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17	354,158	25	0.92	0.92	2.70

JNL Multi-Manager International Small Cap Fund
Class A
06/30/24	10.94	0.11	0.27	0.38	—	—	11.32	3.47	418,844	35	1.21	1.21	2.02
12/31/23	9.19	0.19	1.86	2.05	(0.30)	—	10.94	22.47	430,765	70	1.21	1.21	1.88
12/31/22	15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21	13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83
12/31/20	10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21	1.21	0.68
12/31/19	8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74	1.21	1.21	0.85

Class I
06/30/24	11.05	0.13	0.28	0.41	—	—	11.46	3.71	249,847	35	0.91	0.91	2.34
12/31/23	9.28	0.22	1.88	2.10	(0.33)	—	11.05	22.84	253,262	70	0.91	0.91	2.18
12/31/22	15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21	13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10
12/31/20	10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91	0.91	0.92
12/31/19	8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74	0.91	0.91	1.52

JNL Multi-Manager Mid Cap Fund
Class A
06/30/24	18.95	0.05	0.24	0.29	—	—	19.24	1.53	455,200	22	1.08	1.08	0.50
12/31/23	16.87	0.10	1.98	2.08	—	—	18.95	12.33	479,354	44	1.08	1.08	0.59
12/31/22	20.19	0.07	(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21	16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26
12/31/20	14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08	1.08	0.28
12/31/19	11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35	1.09	1.09	0.37

Class I
06/30/24	19.25	0.08	0.25	0.33	—	—	19.58	1.71	879,715	22	0.78	0.78	0.79
12/31/23	17.09	0.16	2.00	2.16	—	—	19.25	12.64	1,055,576	44	0.78	0.78	0.88
12/31/22	20.39	0.12	(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21	16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54
12/31/20	14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78	0.78	0.58
12/31/19	11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35	0.79	0.79	0.66

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/24		38.70	(0.08)		0.15	0.07	—	—	38.77	0.18	1,909,278	31	0.97	0.97	(0.42)
12/31/23		33.27	(0.15)		5.58	5.43	—	—	38.70	16.32	1,975,439	54	0.97	0.97	(0.43)
12/31/22		48.27	(0.20)		(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21		46.90	(0.34)		1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20		32.03	(0.22)		15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)
12/31/19		23.57	(0.12)		8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97	0.97	(0.42)

Class I
06/30/24		41.35	(0.02)		0.16	0.14	—	—	41.49	0.34	365,328	31	0.67	0.67	(0.11)
12/31/23		35.44	(0.05)		5.96	5.91	—	—	41.35	16.68	354,911	54	0.67	0.67	(0.13)
12/31/22		51.27	(0.10)		(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21		49.67	(0.20)		1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20		33.82	(0.12)		15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)
12/31/19		24.81	(0.04)		9.05	9.01	—	—	33.82	36.32	405,350	78	0.67	0.67	(0.12)

JNL Multi-Manager Small Cap Value Fund
Class A
06/30/24		19.67	0.03		0.31	0.34	—	—	20.01	1.73	1,275,842	12	1.07	1.07	0.35
12/31/23		16.26	0.06		3.35	3.41	—	—	19.67	20.97	1,293,833	24	1.07	1.07	0.36
12/31/22		18.51	0.02		(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21		15.05	0.02		3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20		14.23	0.02		0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07		2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52

Class I
06/30/24		19.99	0.07		0.31	0.38	—	—	20.37	1.90	474,512	12	0.77	0.77	0.65
12/31/23		16.47	0.12		3.40	3.52	—	—	19.99	21.37	499,915	24	0.77	0.77	0.66
12/31/22		18.70	0.07		(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21		15.16	0.07		3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20		14.29	0.06		0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11		2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82

JNL Multi-Manager U.S. Select Equity Fund
Class A
06/30/24		12.00	(0.01)		2.90	2.89	—	—	14.89	24.08	2	87	0.98	0.98	(0.15)
12/31/23		9.77	(0.00)	(a)	2.23	2.23	—	—	12.00	22.82	1	117	1.03	1.03	(0.02)
12/31/22	(b)	10.00	0.02		(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
06/30/24		12.05	0.02		2.91	2.93	—	—	14.98	24.32	689,062	87	0.68	0.68	0.22
12/31/23		9.78	0.04		2.23	2.27	—	—	12.05	23.21	434,673	117	0.68	0.68	0.37
12/31/22	(b)	10.00	0.03		(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

JNL S&P 500 Index Fund

Class I
06/30/24		21.07	0.15		3.06	3.21	—	—	24.28	15.23	452,830	10	0.09	0.32	1.35
12/31/23		16.70	0.30		4.07	4.37	—	—	21.07	26.17	376,254	9	0.09	0.32	1.60
12/31/22		20.41	0.27		(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09	0.32	1.54
12/31/21		15.88	0.24		4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23		2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23		2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87

JNL/AB Sustainable Global Thematic Fund
Class A
06/30/24		10.80	0.01		0.62	0.63	—	—	11.43	5.83	19,851	22	1.19	1.19	0.14
12/31/23		9.33	0.02		1.45	1.47	—	—	10.80	15.76	18,384	49	1.13	1.13	0.17
12/31/22	(c)	10.00	0.01		(0.68)	(0.67)	—	—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
06/30/24		10.86	0.02		0.63	0.65	—	—	11.51	5.99	564	22	0.89	0.89	0.43
12/31/23		9.36	0.05		1.45	1.50	—	—	10.86	16.03	642	49	0.83	0.83	0.45
12/31/22	(c)	10.00	0.01		(0.65)	(0.64)	—	—	9.36	(6.40)	226	28	0.85	0.85	0.10

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on November 15, 2022.
(c)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/24		14.75	0.08	1.37	1.45	—	—	16.20	9.83	401,514	10	0.85	0.85	0.97
12/31/23		13.34	0.18	1.23	1.41	—	—	14.75	10.57	386,324	23	0.85	0.85	1.28
12/31/22		14.59	0.14	(1.39)	(1.25)	—	—	13.34	(8.57)	383,202	25	0.85	0.85	1.06
12/31/21		11.96	0.08	2.55	2.63	—	—	14.59	21.99	411,317	24	0.86	0.86	0.61
12/31/20		10.70	0.11	1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(a)	10.00	0.07	0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
06/30/24		14.95	0.10	1.40	1.50	—	—	16.45	10.03	7,501	10	0.55	0.55	1.27
12/31/23		13.48	0.22	1.25	1.47	—	—	14.95	10.91	7,087	23	0.55	0.55	1.58
12/31/22		14.70	0.19	(1.41)	(1.22)	—	—	13.48	(8.30)	6,326	25	0.55	0.55	1.38
12/31/21		12.01	0.13	2.56	2.69	—	—	14.70	22.40	5,580	24	0.56	0.56	0.94
12/31/20		10.71	0.14	1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(a)	10.00	0.08	0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund(b)(c)
Class A
06/30/24		11.74	(0.01)	0.94	0.93	—	—	12.67	7.92	733,922	9	0.99	0.99	(0.17)
12/31/23		10.33	(0.02)	1.43	1.41	—	—	11.74	13.65	736,915	16	0.99	0.99	(0.14)
12/31/22		17.08	(0.02)	(6.32)	(6.34)	(0.05)	(0.36)	10.33	(37.23)	680,117	12	0.98	0.98	(0.14)
12/31/21		18.36	(0.05)	(1.23)	(1.28)	—	—	17.08	(6.97)	1,182,005	49	0.85	1.01	(0.25)
12/31/20		11.72	0.07	6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08	2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77

Class I
06/30/24		11.90	0.01	0.94	0.95	—	—	12.85	7.98	19,705	9	0.69	0.69	0.13
12/31/23		10.43	0.02	1.45	1.47	—	—	11.90	14.09	19,714	16	0.69	0.69	0.16
12/31/22		17.29	0.02	(6.41)	(6.39)	(0.11)	(0.36)	10.43	(37.06)	18,924	12	0.68	0.68	0.15
12/31/21		18.53	0.00	(1.24)	(1.24)	—	—	17.29	(6.69)	31,149	49	0.56	0.71	0.02
12/31/20		11.79	0.10	6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10	2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96

JNL/Baillie Gifford U.S. Equity Growth Fund
Class A
06/30/24		5.73	(0.02)	0.51	0.49	—	—	6.22	8.55	6,330	16	0.96	0.96	(0.80)
12/31/23		3.93	(0.04)	1.84	1.80	—	—	5.73	45.80	8,737	32	0.95	0.95	(0.79)
12/31/22		8.88	(0.03)	(4.92)	(4.95)	—	—	3.93	(55.74)	1,860	18	0.95	0.95	(0.71)
12/31/21	(d)	10.00	(0.05)	(1.07)	(1.12)	—	—	8.88	(11.20)	3,040	15	0.95	0.95	(0.75)

Class I
06/30/24		5.78	(0.02)	0.52	0.50	—	—	6.28	8.65	54,092	16	0.66	0.66	(0.52)
12/31/23		3.95	(0.02)	1.85	1.83	—	—	5.78	46.33	86,732	32	0.65	0.65	(0.47)
12/31/22		8.90	(0.02)	(4.93)	(4.95)	—	—	3.95	(55.62)	63,931	18	0.65	0.65	(0.41)
12/31/21	(d)	10.00	(0.03)	(1.07)	(1.10)	—	—	8.90	(11.00)	137,944	15	0.65	0.65	(0.44)

(a)	The Fund commenced operations on June 24, 2019.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: December 31, 2021: 0.97%, 1.13%, (0.37%); December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%. JNL/Baillie Gifford International Growth Fund - Class I: December 31, 2021: 0.67%, 0.83%, (0.10%); December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%.

(c)	Effective April 26, 2021, the Fund became a Sub-Advised fund. Prior to April 26, 2021, the Fund was a Feeder Fund.
(d)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Global Allocation Fund
Class A
06/30/24	16.42	0.21	0.91	1.12	—	—	17.54	6.82	2,755,338	87	1.03	(a)	1.03	(a)	2.45
12/31/23	14.41	0.35	1.66	2.01	—	—	16.42	13.95	2,793,033	221	1.03	(a)	1.03	(a)	2.28
12/31/22	17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21	15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69
12/31/20	13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(a)	1.04	(a)	0.60
12/31/19	11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(a)	1.06	(a)	1.24

Class I
06/30/24	16.81	0.24	0.94	1.18	—	—	17.99	7.02	21,428	87	0.73	(a)	0.73	(a)	2.75
12/31/23	14.70	0.40	1.71	2.11	—	—	16.81	14.35	20,626	221	0.73	(a)	0.73	(a)	2.57
12/31/22	17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21	16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99
12/31/20	13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(a)	0.74	(a)	0.90
12/31/19	11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(a)	0.76	(a)	1.53

JNL/BlackRock Global Natural Resources Fund
Class A
06/30/24	12.85	0.15	0.05	0.20	—	—	13.05	1.56	822,635	35	0.99		0.99		2.41
12/31/23	13.06	0.35	(0.56)	(0.21)	—	—	12.85	(1.61)	901,458	44	0.97		0.97		2.74
12/31/22	11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21	8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20	8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63
12/31/19	7.10	0.20	0.85	1.05	—	—	8.15	14.79	641,921	71	1.00		1.00		2.56

Class I
06/30/24	13.15	0.13	0.10	0.23	—	—	13.38	1.75	10,538	35	0.69		0.69		2.05
12/31/23	13.33	0.39	(0.57)	(0.18)	—	—	13.15	(1.35)	122,479	44	0.67		0.67		2.97
12/31/22	11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21	8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20	8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77
12/31/19	7.16	0.21	0.87	1.08	—	—	8.24	15.08	3,750	71	0.70		0.70		2.70

JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/24	69.72	(0.14)	15.50	15.36	—	—	85.08	22.03	4,289,146	11	0.83		0.86		(0.35)
12/31/23	46.58	(0.08)	23.22	23.14	—	—	69.72	49.68	3,573,764	22	0.84		0.87		(0.13)
12/31/22	74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87		0.87		(0.15)
12/31/21	62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86		0.86		(0.41)
12/31/20	44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)
12/31/19	33.99	(0.11)	11.09	10.98	—	—	44.97	32.30	3,079,670	44	0.87		0.87		(0.26)

Class I
06/30/24	73.87	(0.02)	16.43	16.41	—	—	90.28	22.21	791,739	11	0.53		0.56		(0.05)
12/31/23	49.21	0.10	24.56	24.66	—	—	73.87	50.11	803,780	22	0.54		0.57		0.16
12/31/22	78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57		0.57		0.16
12/31/21	65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56		0.56		(0.11)
12/31/20	47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)
12/31/19	35.47	0.02	11.59	11.61	—	—	47.08	32.73	841,339	44	0.57		0.57		0.04

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: June 30, 2024: 1.03%, 1.03% December 31, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% December 31, 2020: 1.04%, 1.03% December 31, 2019: 1.06%, 1.06% Class I: June 30, 2024: 0.73%, 0.73% December 31, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72% December 31, 2020: 0.74%, 0.73% December 31, 2019: 0.76%, 0.76%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund
Class A
06/30/24		19.18	0.32	0.47	0.79	—	—	19.97	4.12	704,827	29	0.97	0.97	3.34
12/31/23		15.17	0.35	3.94	4.29	(0.28)	—	19.18	28.35	789,894	48	0.97	0.97	1.96
12/31/22		16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21		15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20		15.20	0.17	0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92	0.41	2.15	2.56	(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77

Class I
06/30/24		19.80	0.38	0.46	0.84	—	—	20.64	4.24	1,199,864	29	0.67	0.67	3.79
12/31/23		15.63	0.41	4.08	4.49	(0.32)	—	19.80	28.79	1,099,837	48	0.67	0.67	2.27
12/31/22		17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21		15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20		15.62	0.22	0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28	0.47	2.20	2.67	(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/24		22.00	(0.02)	3.92	3.90	—	—	25.90	17.73	825,580	9	0.93	0.93	(0.19)
12/31/23		15.22	(0.04)	6.82	6.78	—	—	22.00	44.55	659,013	12	0.94	0.94	(0.19)
12/31/22		22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22	0.94	0.94	(0.25)
12/31/21		18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20		14.26	(0.02)	4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83	0.02	3.41	3.43	—	—	14.26	31.67	315,902	19	0.95	0.95	0.13

Class I
06/30/24		22.41	0.01	3.99	4.00	—	—	26.41	17.85	969,153	9	0.63	0.63	0.11
12/31/23		15.45	0.02	6.94	6.96	—	—	22.41	45.05	956,680	12	0.64	0.64	0.11
12/31/22		22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22	0.64	0.64	0.07
12/31/21		18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20		14.34	0.03	4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87	0.05	3.42	3.47	—	—	14.34	31.92	895,769	19	0.65	0.65	0.41

JNL/DFA International Core Equity Fund
Class A
06/30/24		11.23	0.19	0.25	0.44	—	—	11.67	3.92	305,066	11	0.90	0.90	3.26
12/31/23		9.89	0.25	1.28	1.53	(0.19)	—	11.23	15.59	288,098	26	0.90	0.90	2.33
12/31/22		12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21		11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20		10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41
12/31/19	(a)	10.00	0.05	0.77	0.82	—	—	10.82	8.20	9,460	5	0.97	0.97	0.96

Class I
06/30/24		11.30	0.21	0.25	0.46	—	—	11.76	4.07	19,844	11	0.55	0.60	3.60
12/31/23		9.94	0.28	1.30	1.58	(0.22)	—	11.30	15.96	18,374	26	0.55	0.60	2.65
12/31/22		12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21		11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20		10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83
12/31/19	(a)	10.00	0.07	0.77	0.84	—	—	10.84	8.40	63,773	5	0.65	0.67	1.38

(a)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund
Class A
06/30/24	24.21	0.09	2.75	2.84	—	—	27.05	11.73	1,295,205	2	0.80	0.80	0.71
12/31/23	19.80	0.20	4.21	4.41	—	—	24.21	22.27	1,254,827	6	0.80	0.80	0.94
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64
12/31/20	15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80	0.80	1.01
12/31/19	12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80	0.80	1.06

Class I
06/30/24	26.15	0.15	2.96	3.11	—	—	29.26	11.89	108,962	2	0.45	0.50	1.06
12/31/23	21.31	0.30	4.54	4.84	—	—	26.15	22.71	100,784	6	0.45	0.50	1.29
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99
12/31/20	16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45	0.50	1.36
12/31/19	13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45	0.50	1.41

JNL/DFA U.S. Small Cap Fund
Class A
06/30/24	12.01	0.03	0.04	0.07	—	—	12.08	0.58	566,235	9	0.98	0.98	0.44
12/31/23	10.29	0.05	1.67	1.72	—	—	12.01	16.72	574,349	24	0.99	0.99	0.51
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18
12/31/20	8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02	1.02	0.53
12/31/19	7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04	1.04	0.42

Class I
06/30/24	12.18	0.05	0.05	0.10	—	—	12.28	0.82	24,422	9	0.63	0.68	0.79
12/31/23	10.40	0.09	1.69	1.78	—	—	12.18	17.12	23,427	24	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54
12/31/20	8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67	0.72	0.89
12/31/19	7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69	0.74	0.71

JNL/DoubleLine Core Fixed Income Fund
Class A
06/30/24	12.67	0.28	(0.32)	(0.04)	—	—	12.63	(0.32)	1,757,890	81	0.77	0.77	4.56
12/31/23	11.95	0.50	0.22	0.72	—	—	12.67	6.03	1,837,085	144	0.78	0.78	4.14
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15
12/31/20	13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77	0.77	2.48
12/31/19	12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77	0.77	3.11

Class I
06/30/24	13.86	0.33	(0.35)	(0.02)	—	—	13.84	(0.14)	1,130,359	81	0.47	0.47	4.86
12/31/23	13.03	0.59	0.24	0.83	—	—	13.86	6.37	1,186,035	144	0.48	0.48	4.46
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45
12/31/20	14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47	0.47	2.76
12/31/19	13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47	0.47	3.38

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/24	11.43	0.33	0.09	0.42	—	—	11.85	3.67	130,529	21	1.08	1.08	5.64
12/31/23	10.44	0.56	0.43	0.99	—	—	11.43	9.48	127,281	42	1.08	1.08	5.19
12/31/22	12.29	0.43	(2.28)	(1.85)	—	—	10.44	(15.05)	126,011	29	1.07	1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98
12/31/20	11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19	10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51

Class I
06/30/24	11.40	0.34	0.09	0.43	—	—	11.83	3.77	423,207	21	0.78	0.78	5.94
12/31/23	10.38	0.59	0.43	1.02	—	—	11.40	9.83	429,726	42	0.78	0.78	5.49
12/31/22	12.18	0.45	(2.25)	(1.80)	—	—	10.38	(14.78)	445,603	29	0.77	0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29
12/31/20	11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19	10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/24	23.05	0.50	0.45	0.95	—	—	24.00	4.12	1,615,998	61	1.01	1.01	4.34
12/31/23	18.09	0.81	4.15	4.96	—	—	23.05	27.42	1,763,845	83	1.01	1.01	3.99
12/31/22	23.71	0.43	(6.05)	(5.62)	—	—	18.09	(23.70)	1,487,301	79	1.00	1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—	—	23.71	24.01	2,216,351	113	1.00	1.00	0.77
12/31/20	16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19	12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42

Class I
06/30/24	23.44	0.55	0.45	1.00	—	—	24.44	4.27	227,635	61	0.71	0.71	4.63
12/31/23	18.34	0.89	4.21	5.10	—	—	23.44	27.81	281,767	83	0.71	0.71	4.29
12/31/22	23.97	0.47	(6.10)	(5.63)	—	—	18.34	(23.49)	256,288	79	0.70	0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—	—	23.97	24.39	628,818	113	0.70	0.70	1.08
12/31/20	16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19	12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76

JNL/DoubleLine Total Return Fund
Class A
06/30/24	10.53	0.21	(0.19)	0.02	—	—	10.55	0.19	722,557	55	0.83	0.83	4.13
12/31/23	10.02	0.38	0.13	0.51	—	—	10.53	5.09	747,890	63	0.83	0.83	3.71
12/31/22	11.52	0.34	(1.84)	(1.50)	—	—	10.02	(13.02)	750,065	59	0.82	0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—	—	11.52	(0.43)	981,663	103	0.82	0.82	2.50
12/31/20	11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19	10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37

Class I
06/30/24	10.68	0.23	(0.20)	0.03	—	—	10.71	0.28	1,295,422	55	0.53	0.53	4.43
12/31/23	10.13	0.41	0.14	0.55	—	—	10.68	5.43	1,403,455	63	0.53	0.53	4.02
12/31/22	11.61	0.37	(1.85)	(1.48)	—	—	10.13	(12.75)	1,288,954	59	0.52	0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—	—	11.61	(0.17)	1,571,543	103	0.52	0.52	2.80
12/31/20	11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19	10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A
06/30/24	11.94	0.25	(0.28)	(0.03)	—	—	11.91	(0.25)	792,577	23	(a)	0.78	0.78	4.28
12/31/23	11.19	0.47	0.28	0.75	—	—	11.94	6.70	792,977	59	(a)	0.78	0.78	4.10
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84
12/31/20	12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(a)	0.79	0.79	1.98
12/31/19	11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(a)	0.81	0.81	2.54

Class I
06/30/24	12.31	0.28	(0.30)	(0.02)	—	—	12.29	(0.16)	766,555	23	(a)	0.48	0.48	4.58
12/31/23	11.50	0.52	0.29	0.81	—	—	12.31	7.04	775,610	59	(a)	0.48	0.48	4.41
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13
12/31/20	12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(a)	0.49	0.49	2.20
12/31/19	11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(a)	0.51	0.51	2.84

JNL/First Sentier Global Infrastructure Fund
Class A
06/30/24	17.21	0.27	(0.25)	0.02	—	—	17.23	0.12	513,243	17		1.14	1.15	3.12
12/31/23	16.74	0.42	0.05	0.47	—	—	17.21	2.81	564,121	41		1.15	1.15	2.52
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52
12/31/20	16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15	1.15	1.32
12/31/19	12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15	1.15	2.16

Class I
06/30/24	17.55	0.20	(0.15)	0.05	—	—	17.60	0.28	23,209	17		0.84	0.85	2.37
12/31/23	17.03	0.48	0.04	0.52	—	—	17.55	3.05	192,430	41		0.85	0.85	2.81
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81
12/31/20	16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85	0.85	1.61
12/31/19	12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85	0.85	2.54

JNL/Franklin Templeton Income Fund
Class A
06/30/24	15.20	0.37	0.06	0.43	—	—	15.63	2.83	1,485,046	21		0.93	0.93	4.89
12/31/23	14.05	0.74	0.41	1.15	—	—	15.20	8.19	1,537,339	34		0.94	0.94	5.15
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69		0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20	12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19	10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00

Class I
06/30/24	14.74	0.38	0.07	0.45	—	—	15.19	3.05	7,947	21		0.63	0.63	5.20
12/31/23	13.58	0.76	0.40	1.16	—	—	14.74	8.54	8,320	34		0.64	0.64	5.45
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69		0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20	12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19	10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 433%, 508%, 211%, 210%, 239%, and 137% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)
Class A
06/30/24	34.52	0.26	4.20	4.46	—	—	38.98	12.92	5,258,308	20	0.70	0.70	1.39
12/31/23	30.17	0.58	3.77	4.35	—	—	34.52	14.42	5,050,741	59	0.70	0.70	1.84
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87
12/31/20	23.92	(0.08)	1.16	1.08	—	—	25.00	4.52	5,495,372	0	0.35	0.35	(0.35)
12/31/19	19.13	0.48	4.31	4.79	—	—	23.92	25.04	6,455,609	11	0.35	0.35	2.20

Class I
06/30/24	35.17	0.32	4.29	4.61	—	—	39.78	13.11	34,229	20	0.40	0.40	1.69
12/31/23	30.64	0.69	3.84	4.53	—	—	35.17	14.78	31,267	59	0.40	0.40	2.14
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29
12/31/20	24.08	(0.01)	1.18	1.17	—	—	25.25	4.86	17,026	0	0.05	0.05	(0.05)
12/31/19	19.20	0.69	4.19	4.88	—	—	24.08	25.42	12,073	11	0.05	0.05	3.12

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/24	14.12	0.19	1.98	2.17	—	—	16.29	15.37	502,751	43	1.32	1.34	2.46
12/31/23	10.95	0.37	2.80	3.17	—	—	14.12	28.95	365,328	68	1.36	1.37	3.00
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79
12/31/20	10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19	8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07

Class I
06/30/24	14.39	0.20	2.03	2.23	—	—	16.62	15.50	464,183	43	1.02	1.04	2.60
12/31/23	11.12	0.41	2.86	3.27	—	—	14.39	29.41	468,337	68	1.06	1.07	3.33
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06
12/31/20	10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19	8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42

JNL/Harris Oakmark Global Equity Fund
Class A
06/30/24	13.38	0.14	(0.06)	0.08	—	—	13.46	0.60	399,670	13	1.10	1.13	2.16
12/31/23	11.41	0.15	2.11	2.26	(0.18)	(0.11)	13.38	19.99	452,245	38	1.13	1.14	1.20
12/31/22	13.87	0.10	(2.32)	(2.22)	(0.05)	(0.19)	11.41	(15.99)	410,703	40	1.14	1.14	0.85
12/31/21	11.88	0.05	2.07	2.12	(0.13)	—	13.87	17.85	560,393	30	1.14	1.14	0.36
12/31/20	11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19	9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45

Class I
06/30/24	13.40	0.15	(0.05)	0.10	—	—	13.50	0.75	251,242	13	0.80	0.83	2.24
12/31/23	11.42	0.19	2.12	2.31	(0.22)	(0.11)	13.40	20.45	346,514	38	0.83	0.84	1.45
12/31/22	13.90	0.14	(2.33)	(2.19)	(0.10)	(0.19)	11.42	(15.79)	310,178	40	0.84	0.84	1.11
12/31/21	11.90	0.09	2.06	2.15	(0.15)	—	13.90	18.14	389,791	30	0.84	0.84	0.68
12/31/20	11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19	9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/24	9.55	0.13	(0.31)	(0.18)	—	—	9.37	(1.88)	96,083	122	1.10	1.10	2.80
12/31/23	8.90	0.21	0.64	0.85	(0.20)	—	9.55	9.66	105,420	160	1.11	1.11	2.37
12/31/22	14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21	9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20	11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19	9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80

Class I
06/30/24	9.64	0.13	(0.29)	(0.16)	—	—	9.48	(1.66)	21,965	122	0.80	0.80	2.76
12/31/23	9.00	0.25	0.63	0.88	(0.24)	—	9.64	9.89	104,548	160	0.81	0.81	2.69
12/31/22	14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21	10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20	11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19	9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99

JNL/Invesco Diversified Dividend Fund
Class A
06/30/24	14.62	0.11	0.75	0.86	—	—	15.48	5.88	374,010	20	0.98	0.98	1.48
12/31/23	13.47	0.22	0.93	1.15	—	—	14.62	8.54	377,660	45	0.98	0.98	1.61
12/31/22	13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21	11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58
12/31/20	11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98	0.98	2.10
12/31/19	9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98	0.98	2.04

Class I
06/30/24	14.90	0.14	0.76	0.90	—	—	15.80	6.04	643,305	20	0.68	0.68	1.78
12/31/23	13.68	0.26	0.96	1.22	—	—	14.90	8.92	657,849	45	0.68	0.68	1.91
12/31/22	13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21	11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92
12/31/20	11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68	0.68	2.40
12/31/19	9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68	0.68	2.33

JNL/Invesco Global Growth Fund
Class A
06/30/24	25.33	0.01	3.52	3.53	—	—	28.86	13.94	1,505,414	5	0.96	0.96	0.11
12/31/23	18.82	(0.01)	6.52	6.51	—	—	25.33	34.59	1,412,660	7	0.96	0.96	(0.06)
12/31/22	27.77	(0.01)	(8.94)	(8.95)	—	—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21	24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)
12/31/20	18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95	0.95	(0.21)
12/31/19	15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95	0.95	0.52

Class I
06/30/24	26.13	0.06	3.63	3.69	—	—	29.82	14.12	311,951	5	0.66	0.66	0.44
12/31/23	19.36	0.06	6.71	6.77	—	—	26.13	34.97	256,823	7	0.66	0.66	0.24
12/31/22	28.48	0.07	(9.19)	(9.12)	—	—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21	24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66	0.66	(0.16)
12/31/20	19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65	0.65	0.10
12/31/19	15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65	0.65	0.81

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Small Cap Growth Fund
Class A
06/30/24		32.65	(0.09)	2.71	2.62	—	—	35.27	8.02	1,692,701	24	1.03		1.04		(0.54)
12/31/23		29.12	(0.12)	3.65	3.53	—	—	32.65	12.12	1,682,094	64	1.05		1.06		(0.39)
12/31/22		45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05		1.06		(0.47)
12/31/21		41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05		1.05		(0.73)
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)

Class I
06/30/24		34.52	(0.04)	2.86	2.82	—	—	37.34	8.17	23,790	24	0.73		0.74		(0.24)
12/31/23		30.69	(0.03)	3.86	3.83	—	—	34.52	12.48	22,082	64	0.75		0.76		(0.08)
12/31/22		47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75		0.76		(0.18)
12/31/21		43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75		0.75		(0.41)
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10

JNL/JPMorgan Global Allocation Fund
Class A
06/30/24		13.75	0.19	0.68	0.87	—	—	14.62	6.33	979,742	49	1.06		1.06		2.77
12/31/23		12.20	0.31	1.24	1.55	—	—	13.75	12.70	1,001,003	128	1.06	(a)	1.06	(a)	2.39
12/31/22		15.07	0.14	(3.01)	(2.87)	—	—	12.20	(19.04)	1,014,331	110	1.06	(a)	1.06	(a)	1.09
12/31/21		13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(a)	1.06	(a)	0.86
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(a)	1.06	(a)	0.90
12/31/19	(b)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(a)	1.10	(a)	1.34

Class I
06/30/24		13.98	0.22	0.70	0.92	—	—	14.90	6.58	3,381	49	0.76		0.76		3.07
12/31/23		12.37	0.35	1.26	1.61	—	—	13.98	13.02	3,252	128	0.76	(a)	0.76	(a)	2.69
12/31/22		15.24	0.18	(3.05)	(2.87)	—	—	12.37	(18.83)	3,212	110	0.76	(a)	0.76	(a)	1.41
12/31/21		13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(a)	0.76	(a)	1.12
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(a)	0.77	(a)	1.17
12/31/19	(b)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(a)	0.78	(a)	1.78

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/24		14.22	0.03	1.48	1.51	—	—	15.73	10.62	834,991	16	0.96	(c)	0.96	(c)	0.45
12/31/23		12.29	0.09	1.84	1.93	—	—	14.22	15.70	766,593	34	0.96	(c)	0.96	(c)	0.64
12/31/22		13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(c)	0.96	(c)	0.59
12/31/21		12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(c)	0.97	(c)	0.40
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(c)	0.97	(c)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(c)	0.96	(c)	0.90

Class I
06/30/24		14.38	0.06	1.49	1.55	—	—	15.93	10.78	61,145	16	0.66	(c)	0.66	(c)	0.74
12/31/23		12.40	0.13	1.85	1.98	—	—	14.38	15.97	117,752	34	0.66	(c)	0.66	(c)	0.94
12/31/22		13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(c)	0.66	(c)	0.85
12/31/21		12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(c)	0.67	(c)	0.69
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(c)	0.67	(c)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(c)	0.66	(c)	1.16

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2023: 1.06%, 1.06% December 31, 2022: 1.05%, 1.05% December 31, 2021: 1.04%, 1.04% December 31, 2020: 1.05%, 1.05% December 31, 2019: 1.08%, 1.00% Class I: December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.75%, 0.75% December 31, 2021: 0.74%, 0.74% December 31, 2020: 0.74%, 0.74% December 31, 2019: 0.77%, 0.62%. Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(b)	Consolidated Financial Statements.
(c)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2024: 0.95%, 0.95% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% December 31, 2020: 0.96%, 0.96% December 31, 2019: 0.95%, 0.95% Class I: June 30, 2024: 0.65%, 0.65% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66% December 31, 2020: 0.66%, 0.66% December 31, 2019: 0.65%, 0.65%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/24	61.05	(0.12)	3.79	3.67	—	—	64.72	6.01	3,074,755	31	0.89	0.89	(0.37)
12/31/23	49.55	(0.16)	11.66	11.50	—	—	61.05	23.21	2,921,347	50	0.90	0.90	(0.29)
12/31/22	67.95	(0.21)	(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89	0.89	(0.39)
12/31/21	61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88	0.88	(0.50)
12/31/20	41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90	0.90	(0.42)
12/31/19	29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91	0.91	(0.24)

Class I
06/30/24	63.82	(0.03)	3.97	3.94	—	—	67.76	6.17	211,598	31	0.59	0.59	(0.08)
12/31/23	51.64	0.00	12.18	12.18	—	—	63.82	23.59	321,948	50	0.60	0.60	0.00
12/31/22	70.61	(0.05)	(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59	0.59	(0.09)
12/31/21	63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58	0.58	(0.21)
12/31/20	42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60	0.60	(0.11)
12/31/19	30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61	0.61	0.07

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/24	13.02	0.17	(0.23)	(0.06)	—	—	12.96	(0.46)	876,488	0	0.69	0.69	2.70
12/31/23	12.50	0.32	0.20	0.52	—	—	13.02	4.16	923,496	13	0.68	0.68	2.52
12/31/22	14.15	0.21	(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21	14.46	0.17	(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21
12/31/20	13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35
12/31/19	12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70	0.70	2.25

Class I
06/30/24	13.91	0.20	(0.25)	(0.05)	—	—	13.86	(0.36)	408,996	0	0.39	0.39	2.96
12/31/23	13.31	0.38	0.22	0.60	—	—	13.91	4.51	663,594	13	0.38	0.38	2.82
12/31/22	15.02	0.27	(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21	15.30	0.23	(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51
12/31/20	14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63
12/31/19	13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40	0.40	2.56

JNL/JPMorgan U.S. Value Fund
Class A
06/30/24	16.10	0.11	1.18	1.29	—	—	17.39	8.01	971,388	13	0.88	0.88	1.26
12/31/23	14.77	0.21	1.12	1.33	—	—	16.10	9.00	951,432	13	0.88	0.88	1.42
12/31/22	15.22	0.20	(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21	11.95	0.15	3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09
12/31/20	12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94	0.94	1.65
12/31/19	10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01	1.01	1.91

Class I
06/30/24	16.51	0.13	1.22	1.35	—	—	17.86	8.18	749,979	13	0.58	0.58	1.55
12/31/23	15.10	0.27	1.14	1.41	—	—	16.51	9.34	676,106	13	0.58	0.58	1.73
12/31/22	15.51	0.24	(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21	12.14	0.20	3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38
12/31/20	12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60	0.60	1.84
12/31/19	10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70	0.70	2.13

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lazard International Strategic Equity Fund
Class A
06/30/24		15.43	0.13		0.41	0.54	—		—	15.97	3.50	129,343	24	1.10	1.10	1.58
12/31/23		13.41	0.16		2.04	2.20	(0.18)		—	15.43	16.51	127,476	40	1.10	1.12	1.09
12/31/22		17.14	0.16		(3.08)	(2.92)	(0.37)		(0.44)	13.41	(17.09)	104,439	45	1.14	1.15	1.08
12/31/21		16.22	0.17		0.87	1.04	(0.07)		(0.05)	17.14	6.42	115,951	28	1.15	1.15	0.99
12/31/20		14.42	0.11		1.77	1.88	(0.08)		—	16.22	13.03	76,966	44	1.16	1.16	0.80
12/31/19		11.93	0.19		2.42	2.61	(0.03)		(0.09)	14.42	21.92	82,765	35	1.15	1.15	1.38

Class I
06/30/24		15.49	0.15		0.42	0.57	—		—	16.06	3.68	354,071	24	0.80	0.80	1.86
12/31/23		13.46	0.21		2.04	2.25	(0.22)		—	15.49	16.82	369,717	40	0.80	0.82	1.40
12/31/22		17.20	0.21		(3.10)	(2.89)	(0.41)		(0.44)	13.46	(16.85)	358,431	45	0.84	0.85	1.43
12/31/21		16.26	0.24		0.85	1.09	(0.10)		(0.05)	17.20	6.72	351,431	28	0.85	0.85	1.40
12/31/20		14.45	0.12		1.81	1.93	(0.12)		—	16.26	13.40	364,495	44	0.86	0.86	0.90
12/31/19		11.95	0.22		2.43	2.65	(0.06)		(0.09)	14.45	22.24	149,570	35	0.85	0.85	1.66

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/24		15.57	(0.00)	(a)	1.59	1.59	—		—	17.16	10.21	423,476	6	1.00	1.00	(0.05)
12/31/23		11.80	(0.01)		4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22		16.00	0.01		(4.21)	(4.20)	(0.00)	(a)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21		15.47	(0.03)		0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)
12/31/20		11.54	(0.05)		4.07	4.02	(0.03)		(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)
12/31/19		8.84	0.02		2.70	2.72	(0.02)		—	11.54	30.75	3,638	18	1.00	1.00	0.17

Class I
06/30/24		15.79	0.02		1.62	1.64	—		—	17.43	10.39	304,528	6	0.70	0.70	0.26
12/31/23		11.96	0.04		4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22		16.16	0.05		(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21		15.59	0.02		0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10
12/31/20		11.59	0.03		4.06	4.09	(0.03)		(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21
12/31/19		8.85	0.07		2.69	2.76	(0.02)		—	11.59	31.18	308,894	18	0.70	0.70	0.63

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/24		10.10	0.24		(0.05)	0.19	—		—	10.29	1.88	416,398	37	0.80	0.80	4.67
12/31/23		9.87	0.43		0.10	0.53	(0.30)		—	10.10	5.38	415,444	60	0.80	0.80	4.26
12/31/22		10.45	0.22		(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21		10.45	0.10		(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(b)	10.00	0.10		0.35	0.45	—		—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
06/30/24		10.16	0.25		(0.04)	0.21	—		—	10.37	2.07	246,319	37	0.50	0.50	4.94
12/31/23		9.92	0.46		0.10	0.56	(0.32)		—	10.16	5.70	327,473	60	0.50	0.50	4.50
12/31/22		10.50	0.26		(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21		10.47	0.13		(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(b)	10.00	0.13		0.34	0.47	—		—	10.47	4.70	137,237	70	0.51	0.51	1.85

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund(a)
Class A
06/30/24	18.86	0.03	4.69	4.72	—	—	23.58	25.03	819,860	11	0.65	0.65	0.28
12/31/23	12.28	0.05	6.53	6.58	—	—	18.86	53.58	526,757	12	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20	14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37
12/31/19	11.43	0.05	2.97	3.02	—	—	14.45	26.42	157,958	54	0.67	0.67	0.40

Class I
06/30/24	17.86	0.06	4.44	4.50	—	—	22.36	25.20	12,759	11	0.30	0.35	0.64
12/31/23	11.58	0.11	6.17	6.28	—	—	17.86	54.23	9,210	12	0.30	0.35	0.71
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20	13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63
12/31/19	10.63	0.08	2.78	2.86	—	—	13.49	26.91	1,377	54	0.32	0.37	0.65

JNL/Mellon Consumer Discretionary Sector Fund(b)
Class A
06/30/24	40.69	0.08	0.95	1.03	—	—	41.72	2.53	1,390,394	4	0.64	0.64	0.40
12/31/23	29.36	0.15	11.18	11.33	—	—	40.69	38.59	1,552,851	15	0.64	0.64	0.43
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20	25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22
12/31/19	20.05	0.16	5.23	5.39	—	—	25.44	26.88	1,309,949	4	0.64	0.64	0.69

Class I
06/30/24	42.22	0.16	0.99	1.15	—	—	43.37	2.72	17,780	4	0.29	0.34	0.76
12/31/23	30.36	0.27	11.59	11.86	—	—	42.22	39.06	17,283	15	0.29	0.34	0.74
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20	26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54
12/31/19	20.45	0.25	5.33	5.58	—	—	26.03	27.29	5,176	4	0.29	0.34	1.05

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/24	15.39	0.15	1.14	1.29	—	—	16.68	8.38	386,640	17	0.65	0.65	1.88
12/31/23	15.14	0.29	(0.04)	0.25	—	—	15.39	1.65	383,259	12	0.65	0.65	1.95
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20	12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28
12/31/19	9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69	0.69	2.16

Class I
06/30/24	15.72	0.18	1.16	1.34	—	—	17.06	8.52	7,807	17	0.30	0.35	2.18
12/31/23	15.41	0.35	(0.04)	0.31	—	—	15.72	2.01	9,128	12	0.30	0.35	2.29
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20	12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66
12/31/19	9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34	0.39	2.52

(a)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund(a)
Class A
06/30/24	46.22	0.31	1.74	2.05	—	—	48.27	4.44	1,254,520	3	0.65	0.65	1.30
12/31/23	40.04	0.63	5.55	6.18	—	—	46.22	15.43	1,260,234	0	0.65	0.65	1.52
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20	33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62
12/31/19	26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65	0.65	1.76

Class I
06/30/24	47.25	0.40	1.78	2.18	—	—	49.43	4.61	24,213	3	0.30	0.35	1.64
12/31/23	40.79	0.79	5.67	6.46	—	—	47.25	15.84	26,071	0	0.30	0.35	1.87
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20	33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96
12/31/19	26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30	0.35	2.12

JNL/Mellon Energy Sector Fund(b)
Class A
06/30/24	35.74	0.49	3.23	3.72	—	—	39.46	10.41	1,964,208	8	0.64	0.64	2.57
12/31/23	36.19	0.99	(1.44)	(0.45)	—	—	35.74	(1.24)	1,938,729	4	0.63	0.63	2.78
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20	21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19	20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97

Class I
06/30/24	37.00	0.58	3.34	3.92	—	—	40.92	10.59	27,854	8	0.29	0.34	2.93
12/31/23	37.33	1.15	(1.48)	(0.33)	—	—	37.00	(0.88)	26,510	4	0.28	0.33	3.13
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20	22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19	20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35

JNL/Mellon Financial Sector Fund(c)
Class A
06/30/24	19.10	0.12	1.77	1.89	—	—	20.99	9.90	1,253,787	2	0.64	0.64	1.16
12/31/23	16.55	0.24	2.31	2.55	—	—	19.10	15.41	1,260,130	3	0.64	0.64	1.45
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20	15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19	11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81

Class I
06/30/24	19.50	0.16	1.81	1.97	—	—	21.47	10.10	20,688	2	0.29	0.34	1.51
12/31/23	16.84	0.31	2.35	2.66	—	—	19.50	15.80	20,475	3	0.29	0.34	1.80
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20	15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19	11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15

(a)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund(a)
Class A
06/30/24	43.07	0.21	2.77	2.98	—	—	46.05	6.92	3,305,821	1	0.63	0.63	0.94
12/31/23	42.39	0.41	0.27	0.68	—	—	43.07	1.60	3,291,512	4	0.63	0.63	0.99
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20	31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19	26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95

Class I
06/30/24	44.07	0.30	2.84	3.14	—	—	47.21	7.13	37,634	1	0.28	0.33	1.29
12/31/23	43.23	0.56	0.28	0.84	—	—	44.07	1.94	35,552	4	0.28	0.33	1.34
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20	32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19	26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29

JNL/Mellon Industrials Sector Fund
Class A
06/30/24	17.87	0.08	1.14	1.22	—	—	19.09	6.83	241,000	10	0.66	0.66	0.82
12/31/23	14.88	0.17	2.82	2.99	—	—	17.87	20.09	219,737	32	0.66	0.66	1.09
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20	11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19	9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21

Class I
06/30/24	18.26	0.11	1.16	1.27	—	—	19.53	6.96	6,645	10	0.31	0.36	1.18
12/31/23	15.15	0.23	2.88	3.11	—	—	18.26	20.53	5,429	32	0.31	0.36	1.44
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20	11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19	9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57

JNL/Mellon Information Technology Sector Fund(b)
Class A
06/30/24	46.05	0.02	11.74	11.76	—	—	57.81	25.54	6,887,548	14	0.61	0.61	0.08
12/31/23	29.11	0.10	16.84	16.94	—	—	46.05	58.19	5,572,091	8	0.62	0.62	0.25
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20	22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19	14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70

Class I
06/30/24	47.86	0.11	12.22	12.33	—	—	60.19	25.76	117,256	14	0.26	0.31	0.43
12/31/23	30.14	0.24	17.48	17.72	—	—	47.86	58.79	87,895	8	0.27	0.32	0.60
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20	22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19	15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04

(a)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
06/30/24	16.38	0.08	0.16	0.24	—	—	16.62	1.47	157,282	14	0.67	0.67	0.91
12/31/23	14.34	0.18	1.86	2.04	—	—	16.38	14.23	173,262	33	0.67	0.67	1.19
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20	10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19	8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46

Class I
06/30/24	16.73	0.11	0.16	0.27	—	—	17.00	1.61	4,417	14	0.32	0.37	1.26
12/31/23	14.60	0.24	1.89	2.13	—	—	16.73	14.59	4,591	33	0.32	0.37	1.53
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20	10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19	8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81

JNL/Mellon Nasdaq 100 Index Fund(a)
Class A
06/30/24	60.58	0.09	10.28	10.37	—	—	70.95	17.12	8,040,231	2	0.64	0.64	0.28
12/31/23	39.28	0.19	21.11	21.30	—	—	60.58	54.23	7,130,051	22	0.64	0.64	0.37
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04
12/31/20	31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19	22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43

Class I
06/30/24	40.49	0.14	6.87	7.01	—	—	47.50	17.31	147,251	2	0.29	0.34	0.63
12/31/23	26.17	0.25	14.07	14.32	—	—	40.49	54.72	129,498	22	0.29	0.34	0.72
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39
12/31/20	20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19	14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79

JNL/Mellon Real Estate Sector Fund
Class A
06/30/24	13.36	0.21	(0.58)	(0.37)	—	—	12.99	(2.77)	164,900	6	0.67	0.67	3.23
12/31/23	12.04	0.34	0.98	1.32	—	—	13.36	10.96	177,753	15	0.67	0.67	2.81
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41
12/31/20	12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19	9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24

Class I
06/30/24	13.60	0.23	(0.59)	(0.36)	—	—	13.24	(2.65)	10,964	6	0.32	0.37	3.59
12/31/23	12.21	0.39	1.00	1.39	—	—	13.60	11.38	11,728	15	0.32	0.37	3.16
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81
12/31/20	12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19	9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54

(a)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
06/30/24	37.35	0.19	5.41	5.60	—	—	42.95	14.99	14,726,419	1	0.52	0.52	0.94
12/31/23	29.72	0.40	7.23	7.63	—	—	37.35	25.67	13,151,310	3	0.52	0.52	1.19
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90
12/31/20	24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53	0.53	1.31
12/31/19	19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53	0.53	1.51

Class I
06/30/24	38.84	0.26	5.63	5.89	—	—	44.73	15.16	9,264	1	0.22	0.22	1.25
12/31/23	30.81	0.51	7.52	8.03	—	—	38.84	26.06	8,985	3	0.22	0.22	1.49
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24
12/31/20	24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23	0.23	1.62
12/31/19	19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23	0.23	1.80

JNL/Mellon U.S. Stock Market Index Fund
Class A
06/30/24	19.92	0.09	2.65	2.74	—	—	22.66	13.76	5,170,350	1	0.61	0.61	0.82
12/31/23	15.84	0.18	3.90	4.08	—	—	19.92	25.76	4,934,182	2	0.61	0.61	1.02
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72
12/31/20	13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56	0.61	1.19
12/31/19	10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54	0.60	1.50

Class I
06/30/24	20.32	0.12	2.71	2.83	—	—	23.15	13.93	73,594	1	0.31	0.31	1.12
12/31/23	16.11	0.24	3.97	4.21	—	—	20.32	26.13	70,032	2	0.31	0.31	1.33
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00
12/31/20	13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26	0.31	1.51
12/31/19	10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24	0.30	1.82

JNL/Mellon Utilities Sector Fund
Class A
06/30/24	17.36	0.25	1.35	1.60	—	—	18.96	9.22	402,617	16	0.65	0.65	2.81
12/31/23	18.81	0.48	(1.93)	(1.45)	—	—	17.36	(7.71)	390,888	5	0.65	0.65	2.71
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44
12/31/20	16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66	0.66	2.66
12/31/19	13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66	0.66	2.54

Class I
06/30/24	17.71	0.29	1.37	1.66	—	—	19.37	9.37	7,717	16	0.30	0.35	3.15
12/31/23	19.12	0.55	(1.96)	(1.41)	—	—	17.71	(7.37)	8,497	5	0.30	0.35	3.06
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79
12/31/20	16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31	0.36	2.94
12/31/19	13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31	0.36	2.92

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)
Class A
06/30/24		37.36	0.30	4.06	4.36	—	—	41.72	11.67	429,044	1	0.65	0.65	1.51
12/31/23		30.29	0.49	6.58	7.07	—	—	37.36	23.34	392,947	3	0.65	0.65	1.46
12/31/22		36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79

Class I
06/30/24		37.82	0.37	4.12	4.49	—	—	42.31	11.87	11,053	1	0.30	0.35	1.86
12/31/23		30.56	0.61	6.65	7.26	—	—	37.82	23.76	10,354	3	0.30	0.35	1.80
12/31/22		37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10

JNL/MFS Mid Cap Value Fund
Class A
06/30/24		18.26	0.10	1.01	1.11	—	—	19.37	6.08	1,864,327	12	0.95	0.95	1.05
12/31/23		16.26	0.21	1.79	2.00	—	—	18.26	12.30	1,895,682	19	0.95	0.95	1.25
12/31/22		17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96	0.96	1.15
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96	0.96	1.24

Class I
06/30/24		18.67	0.13	1.03	1.16	—	—	19.83	6.21	49,641	12	0.65	0.65	1.36
12/31/23		16.57	0.27	1.83	2.10	—	—	18.67	12.67	48,996	19	0.65	0.65	1.56
12/31/22		18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66	0.66	1.44
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66	0.66	1.53

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
06/30/24		11.18	0.13	0.53	0.66	—	—	11.84	5.90	8,079	27	0.72	0.72	2.26
12/31/23		7.91	0.21	3.06	3.27	—	—	11.18	41.34	9,134	58	0.72	0.72	2.32
12/31/22		12.07	0.18	(4.34)	(4.16)	—	—	7.91	(34.47)	3,548	67	0.71	0.71	2.06
12/31/21	(b)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72	0.72	0.80

Class I
06/30/24		11.28	0.15	0.52	0.67	—	—	11.95	5.94	5,972	27	0.42	0.42	2.62
12/31/23		7.95	0.24	3.09	3.33	—	—	11.28	41.89	5,635	58	0.42	0.42	2.64
12/31/22		12.10	0.22	(4.37)	(4.15)	—	—	7.95	(34.30)	3,972	67	0.41	0.41	2.42
12/31/21	(b)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42	0.42	1.82

JNL/Morningstar SMID Moat Focus Index Fund
Class A
06/30/24	(c)	10.00	0.03	(0.16)	(0.13)	—	—	9.87	(1.30)	1	22	0.72	0.72	1.51

Class I
06/30/24	(c)	10.00	0.03	(0.15)	(0.12)	—	—	9.88	(1.20)	125,570	22	0.46	0.46	1.79

(a)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)	The Fund commenced operations on April 26, 2021.
(c)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar U.S. Sustainability Index Fund
Class A
06/30/24		21.87	0.09	3.17	3.26	—	—	25.13	14.91	425,217	13	0.71	0.71	0.79
12/31/23		17.37	0.18	4.32	4.50	—	—	21.87	25.91	301,052	28	0.71	0.71	0.94
12/31/22		21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07

Class I
06/30/24		22.30	0.14	3.22	3.36	—	—	25.66	15.07	16,313	13	0.36	0.41	1.14
12/31/23		17.64	0.26	4.40	4.66	—	—	22.30	26.42	14,363	28	0.36	0.41	1.29
12/31/22		21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/24		12.49	0.07	0.18	0.25	—	—	12.74	2.00	786,506	37	0.75	0.75	1.10
12/31/23		9.96	0.11	2.99	3.10	(0.08)	(0.49)	12.49	31.48	881,798	71	0.76	0.76	0.93
12/31/22		14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96
12/31/20		12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72	0.77	0.77	1.45
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73	0.77	0.77	1.56

Class I
06/30/24		12.66	0.09	0.19	0.28	—	—	12.94	2.21	554,078	37	0.45	0.45	1.43
12/31/23		10.08	0.14	3.03	3.17	(0.10)	(0.49)	12.66	31.78	510,357	71	0.46	0.46	1.16
12/31/22		14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24
12/31/20		12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72	0.47	0.47	1.74
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73	0.47	0.47	1.85

JNL/Neuberger Berman Commodity Strategy Fund
Class A
06/30/24		15.79	0.40	0.60	1.00	—	—	16.79	6.33	40,589	52	0.90	0.90	4.88
12/31/23		16.75	0.74	(1.70)	(0.96)	—	—	15.79	(5.73)	41,146	33	0.91	0.91	4.59
12/31/22		13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19	0.91	0.91	1.19
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36	0.90	0.90	(0.86)
12/31/20		11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106	0.92	0.92	(0.05)
12/31/19	(a)	10.02	0.19	1.02	1.21	(0.21)	—	11.02	12.09	17,165	94	0.90	0.90	1.77

Class I
06/30/24		15.99	0.43	0.61	1.04	—	—	17.03	6.50	1	52	0.60	0.60	5.29
12/31/23		16.92	0.78	(1.71)	(0.93)	—	—	15.99	(5.50)	79,418	33	0.61	0.61	4.77
12/31/22		13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19	0.61	0.61	2.16
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36	0.60	0.60	(0.46)
12/31/20		11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106	0.62	0.62	1.22
12/31/19	(a)	10.04	0.23	1.02	1.25	(0.24)	—	11.05	12.48	92,021	94	0.60	0.60	2.10

(a)	Consolidated Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
06/30/24		10.50	0.24	0.98	1.22	—	—	11.72	11.62	59,486	91		1.20		1.20		4.22
12/31/23		9.29	0.38	0.83	1.21	—	—	10.50	13.02	30,926	62		1.20		1.20		3.85
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19		1.19		1.25

Class I
06/30/24		10.56	0.25	0.99	1.24	—	—	11.80	11.74	1	91		0.97		0.97		4.48
12/31/23		9.32	0.42	0.82	1.24	—	—	10.56	13.30	1	62		0.83		0.83		4.20
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79		0.79		1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/24		12.12	0.30	(0.15)	0.15	—	—	12.27	1.24	607,837	31	(b)	0.94		0.94		4.99
12/31/23		11.04	0.54	0.54	1.08	—	—	12.12	9.78	618,751	68	(b)	0.94		0.94		4.76
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94		0.94		3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93		0.93		2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94		0.94		2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(b)	0.94		0.94		3.03

Class I
06/30/24		12.37	0.33	(0.16)	0.17	—	—	12.54	1.37	77,897	31	(b)	0.64		0.64		5.29
12/31/23		11.23	0.59	0.55	1.14	—	—	12.37	10.15	79,998	68	(b)	0.64		0.64		5.06
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64		0.64		3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63		0.63		2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64		0.64		3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(b)	0.64		0.64		3.19

JNL/Newton Equity Income Fund
Class A
06/30/24		28.64	0.24	1.97	2.21	—	—	30.85	7.72	1,900,688	39		0.87		0.87		1.63
12/31/23		25.95	0.40	2.29	2.69	—	—	28.64	10.37	1,738,567	84		0.88		0.88		1.50
12/31/22		25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21		18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80		0.90		0.90		1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58		0.91		0.91		1.77

Class I
06/30/24		29.14	0.31	1.99	2.30	—	—	31.44	7.89	411,827	39		0.57		0.57		2.01
12/31/23		26.33	0.49	2.32	2.81	—	—	29.14	10.67	162,330	84		0.58		0.58		1.80
12/31/22		25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21		18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80		0.60		0.60		1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58		0.61		0.61		2.08

JNL/PIMCO Income Fund
Class A
06/30/24		11.22	0.31	(0.15)	0.16	—	—	11.38	1.43	971,177	312		1.19	(c)	1.19	(c)	5.49
12/31/23		10.34	0.53	0.35	0.88	—	—	11.22	8.51	904,665	532		1.04	(c)	1.04	(c)	4.95
12/31/22		11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(c)	0.94	(c)	3.66
12/31/21		11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(c)	0.94	(c)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365		0.94	(c)	0.94	(c)	3.13

Class I
06/30/24		11.42	0.33	(0.14)	0.19	—	—	11.61	1.66	537,651	312		0.89	(c)	0.89	(c)	5.78
12/31/23		10.50	0.57	0.35	0.92	—	—	11.42	8.76	599,169	532		0.74	(c)	0.74	(c)	5.25
12/31/22		11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(c)	0.64	(c)	3.95
12/31/21		11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(c)	0.64	(c)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365		0.64	(c)	0.64	(c)	3.43

(a)	The Fund commenced operations on April 25, 2022.
(b)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 322%, 385% , 305%, 309%, 289%, and 117% in 2019, 2020, 2021, 2022, 2023, and 2024 respectively.
(c)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: June 30, 2024: 0.94%, 0.94% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.94%, 0.94% December 31, 2020: 0.94%, 0.94% December 31, 2019: 0.94%, 0.94% Class I: June 30, 2024: 0.64%, 0.64% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.64%, 0.64% December 31, 2020: 0.64%, 0.64% December 31, 2019: 0.64%, 0.64%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
06/30/24	11.98	0.22	(0.21)	0.01	—	—	11.99	0.08	472,119	117	1.15	(a)	1.15	(a)	3.77
12/31/23	11.12	0.41	0.45	0.86	—	—	11.98	7.73	485,483	126	0.84	(a)	0.84	(a)	3.60
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74	0.81	(a)	0.81	(a)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105	0.73	(a)	0.73	(a)	2.61
12/31/20	12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167	0.74	(a)	0.74	(a)	2.30
12/31/19	10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183	0.92	(a)	0.92	(a)	3.20

Class I
06/30/24	12.15	0.25	(0.22)	0.03	—	—	12.18	0.25	512,756	117	0.85	(a)	0.85	(a)	4.10
12/31/23	11.25	0.45	0.45	0.90	—	—	12.15	8.00	398,825	126	0.54	(a)	0.54	(a)	3.89
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74	0.51	(a)	0.51	(a)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105	0.43	(a)	0.43	(a)	2.91
12/31/20	12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167	0.44	(a)	0.44	(a)	2.58
12/31/19	10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183	0.62	(a)	0.62	(a)	3.44

JNL/PIMCO Real Return Fund
Class A
06/30/24	11.28	0.24	(0.14)	0.10	—	—	11.38	0.89	979,528	77	1.33	(b)	1.33	(b)	4.26
12/31/23	10.85	0.41	0.02	0.43	—	—	11.28	3.96	1,043,415	141	1.06	(b)	1.06	(b)	3.69
12/31/22	12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)	1,172,015	39	0.95	(b)	0.95	(b)	5.68
12/31/21	11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49	0.81	(b)	0.81	(b)	3.09
12/31/20	10.47	0.08	1.12	1.20	—	—	11.67	11.46	1,238,237	179	0.95	(b)	0.95	(b)	0.75
12/31/19	9.66	0.12	0.69	0.81	—	—	10.47	8.39	1,023,793	225	1.67	(b)	1.67	(b)	1.21

Class I
06/30/24	11.57	0.26	(0.14)	0.12	—	—	11.69	1.04	324,192	77	1.02	(b)	1.02	(b)	4.48
12/31/23	11.10	0.45	0.02	0.47	—	—	11.57	4.23	360,623	141	0.76	(b)	0.76	(b)	4.00
12/31/22	12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)	364,464	39	0.65	(b)	0.65	(b)	5.99
12/31/21	11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49	0.51	(b)	0.51	(b)	3.56
12/31/20	10.61	0.12	1.13	1.25	—	—	11.86	11.78	347,527	179	0.65	(b)	0.65	(b)	1.05
12/31/19	9.76	0.16	0.69	0.85	—	—	10.61	8.71	359,304	225	1.37	(b)	1.37	(b)	1.55

JNL/PPM America Floating Rate Income Fund
Class A
06/30/24	12.30	0.59	(0.07)	0.52	—	—	12.82	4.23	1,157,880	27	0.93		0.93		9.35
12/31/23	10.87	1.05	0.38	1.43	—	—	12.30	13.16	1,196,582	53	0.86		0.93		9.09
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89		0.93		5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93		0.93		3.51
12/31/20	10.94	0.35	(0.30)	0.05	—	—	10.99	0.46	1,068,399	27	0.93		0.93		3.33
12/31/19	10.11	0.48	0.35	0.83	—	—	10.94	8.21	1,406,085	36	0.92		0.92		4.48

Class I
06/30/24	12.51	0.61	(0.07)	0.54	—	—	13.05	4.32	16,793	27	0.63		0.63		9.65
12/31/23	11.02	1.10	0.39	1.49	—	—	12.51	13.52	17,181	53	0.56		0.63		9.37
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59		0.63		5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63		0.63		3.86
12/31/20	10.99	0.42	(0.34)	0.08	—	—	11.07	0.73	5,457	27	0.63		0.63		3.98
12/31/19	10.12	0.51	0.36	0.87	—	—	10.99	8.60	30,209	36	0.62		0.62		4.77

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: June 30, 2024: 0.75%, 0.75% December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% December 31, 2020: 0.74%, 0.74% December 31, 2019: 0.74%, 0.74% Class I: June 30, 2024: 0.45%, 0.45% December 31, 2023: 0.46%, 0.46% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43% December 31, 2020: 0.44%, 0.44% December 31, 2019: 0.46%, 0.46%

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2024: 0.79%, 0.79% December 31, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% December 31, 2020: 0.79%, 0.79% December 31, 2019: 0.81%, 0.81% Class I: June 30, 2024: 0.49%, 0.49% December 31, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49% December 31, 2020: 0.49%, 0.49% December 31, 2019: 0.51%, 0.51%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America High Yield Bond Fund
Class A
06/30/24		15.39	0.57	(0.09)	0.48	—	—	15.87	3.12		1,195,504	42		0.74	0.74	7.37
12/31/23		13.64	0.98	0.77	1.75	—	—	15.39	12.83		1,203,837	58		0.75	0.75	6.84
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)		1,155,672	49		0.74	0.74	5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62		0.74	0.74	4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(a)	1,412,152	77		0.74	0.74	5.18
12/31/19		12.13	0.69	1.08	1.77	—	—	13.90	14.59		1,585,066	75		0.74	0.74	5.23

Class I
06/30/24		18.31	0.71	(0.11)	0.60	—	—	18.91	3.28		141,831	42		0.44	0.44	7.67
12/31/23		16.18	1.21	0.92	2.13	—	—	18.31	13.16		206,168	58		0.45	0.45	7.12
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)		231,880	49		0.44	0.44	5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62		0.44	0.44	5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(a)	491,339	77		0.44	0.44	5.48
12/31/19		14.21	0.86	1.26	2.12	—	—	16.33	14.92		504,753	75		0.44	0.44	5.53

JNL/PPM America Investment Grade Credit Fund
Class A
06/30/24	(b)	10.00	0.08	0.12	0.20	—	—	10.20	2.00		1	14		0.71	0.71	4.70

Class I
06/30/24	(b)	10.00	0.09	0.11	0.20	—	—	10.20	2.00		235,471	14		0.52	0.52	4.91

JNL/PPM America Total Return Fund
Class A
06/30/24		12.63	0.26	(0.27)	(0.01)	—	—	12.62	(0.08)		585,169	44	(c)	0.78	0.78	4.16
12/31/23		11.84	0.43	0.36	0.79	—	—	12.63	6.67		588,245	93	(c)	0.79	0.79	3.59
12/31/22		13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)		544,995	75	(c)	0.78	0.78	2.28
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)		784,767	105	(c)	0.78	0.78	1.55
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85		821,727	80	(c)	0.78	0.78	1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06		456,735	95	(c)	0.80	0.80	2.54

Class I
06/30/24		12.79	0.28	(0.27)	0.01	—	—	12.80	0.08		962,454	44	(c)	0.48	0.48	4.46
12/31/23		11.96	0.48	0.35	0.83	—	—	12.79	6.94		1,081,782	93	(c)	0.49	0.49	3.92
12/31/22		13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)		768,233	75	(c)	0.48	0.48	2.58
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)		1,177,823	105	(c)	0.48	0.48	1.85
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24		1,176,797	80	(c)	0.48	0.48	2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35		933,513	95	(c)	0.50	0.50	2.86

JNL/RAFI Fundamental U.S. Small Cap Fund(d)
Class A
06/30/24		8.77	0.05	0.06	0.11	—	—	8.88	1.25		399,025	10		0.67	0.67	1.11
12/31/23		7.48	0.09	1.20	1.29	—	—	8.77	17.25		422,736	21		0.67	0.67	1.12
12/31/22		8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)		404,209	21		0.67	0.67	1.10
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24		534,346	40		0.67	0.67	0.75
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62		411,422	26		0.67	0.67	1.10
12/31/19	(e)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61		422,668	182		0.67	0.67	1.55

Class I
06/30/24		8.67	0.06	0.06	0.12	—	—	8.79	1.38		5,559	10		0.32	0.37	1.47
12/31/23		7.37	0.11	1.19	1.30	—	—	8.67	17.64		5,389	21		0.32	0.37	1.47
12/31/22		8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)		5,188	21		0.32	0.37	1.45
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78		7,080	40		0.32	0.37	1.11
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02		2,690	26		0.32	0.37	1.50
12/31/19	(e)	5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03		1,604	182		0.32	0.37	1.87

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(b)	The Fund commenced operations on April 29, 2024.
(c)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 97%, 118%, 146%, 97%, 122%, and 45% in 2019, 2020, 2021, 2022, 2023,and 2024 respectively.
(d)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(e)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Multi-Factor U.S. Equity Fund(a)
Class A
06/30/24		20.44	0.14	2.29	2.43	—	—	22.87	11.89	2,181,999	20	0.67	0.67	1.29
12/31/23		18.24	0.32	1.88	2.20	—	—	20.44	12.06	2,118,805	33	0.67	0.67	1.72
12/31/22		19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33	0.67	0.67	1.63
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36	0.67	0.67	1.18
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40	0.67	0.67	1.60
12/31/19	(b)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153	0.65	0.65	2.03

Class I
06/30/24		20.73	0.18	2.33	2.51	—	—	23.24	12.11	25,912	20	0.37	0.37	1.59
12/31/23		18.44	0.38	1.91	2.29	—	—	20.73	12.42	22,517	33	0.37	0.37	2.02
12/31/22		19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33	0.37	0.37	1.94
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36	0.37	0.37	1.49
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40	0.37	0.37	1.90
12/31/19	(b)	13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153	0.34	0.34	2.55

JNL/T. Rowe Price Balanced Fund(c)
Class A
06/30/24		16.61	0.17	1.15	1.32	—	—	17.93	7.95	523,356	33	0.96	0.97	2.03
12/31/23		14.15	0.28	2.18	2.46	—	—	16.61	17.39	514,090	64	0.98	0.99	1.80
12/31/22		17.18	0.22	(3.25)	(3.03)	—	—	14.15	(17.64)	442,413	151	1.00	1.00	1.45
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156	1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126	1.01	1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82	1.00	1.00	1.61

Class I
06/30/24		16.91	0.20	1.18	1.38	—	—	18.29	8.16	5,093	33	0.66	0.67	2.33
12/31/23		14.36	0.33	2.22	2.55	—	—	16.91	17.76	4,188	64	0.68	0.69	2.11
12/31/22		17.39	0.26	(3.29)	(3.03)	—	—	14.36	(17.42)	3,278	151	0.70	0.70	1.76
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156	0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126	0.71	0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82	0.70	0.70	1.86

JNL/T. Rowe Price Capital Appreciation Fund
Class A
06/30/24		24.87	0.28	1.44	1.72	—	—	26.59	6.92	13,518,505	35	0.95	0.95	2.19
12/31/23		21.00	0.49	3.38	3.87	—	—	24.87	18.43	12,688,769	69	0.95	0.96	2.14
12/31/22		23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48	8,392,371	86	0.97	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06	5,779,034	50	0.98	0.98	1.23

Class I
06/30/24		25.30	0.32	1.47	1.79	—	—	27.09	7.08	674,763	35	0.65	0.65	2.48
12/31/23		21.30	0.57	3.43	4.00	—	—	25.30	18.78	665,335	69	0.65	0.66	2.44
12/31/22		24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85	623,162	86	0.67	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44	423,633	50	0.68	0.68	1.54

(a)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(b)	The Fund commenced operations on June 24, 2019.
(c)	Prior to June 24, 2019, the fund held affiliated funds selected by the Adviser and was considered a "Fund of Funds".

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Established Growth Fund
Class A
06/30/24	70.79	(0.13)	14.97	14.84	—	—	85.63	20.96		9,159,922	17	0.83	0.83	(0.33)
12/31/23	47.82	(0.18)	23.15	22.97	—	—	70.79	48.03		8,171,284	32	0.83	0.83	(0.30)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)		5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29	0.83	0.83	(0.49)
12/31/20	49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(a)	9,439,629	35	0.83	0.83	(0.35)
12/31/19	38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25	0.83	0.83	(0.05)

Class I
06/30/24	74.35	(0.01)	15.72	15.71	—	—	90.06	21.13		1,413,511	17	0.53	0.53	(0.03)
12/31/23	50.08	0.00	24.27	24.27	—	—	74.35	48.46		1,310,492	32	0.53	0.53	0.01
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)		1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29	0.53	0.53	(0.19)
12/31/20	51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(a)	2,908,301	35	0.53	0.53	(0.04)
12/31/19	39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25	0.53	0.53	0.25

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/24	73.15	(0.09)	2.58	2.49	—	—	75.64	3.40		5,032,242	11	0.97	0.97	(0.23)
12/31/23	60.98	(0.09)	12.26	12.17	—	—	73.15	19.96		5,154,807	22	0.98	0.98	(0.13)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)		4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91		6,664,276	19	0.98	0.98	(0.49)
12/31/20	56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99	0.99	(0.32)
12/31/19	42.66	(0.01)	13.44	13.43	—	—	56.09	31.48		5,926,942	22	0.99	0.99	(0.02)

Class I
06/30/24	77.93	0.03	2.74	2.77	—	—	80.70	3.55		275,498	11	0.67	0.67	0.07
12/31/23	64.77	0.12	13.04	13.16	—	—	77.93	20.32		261,383	22	0.68	0.68	0.17
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)		235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24		329,433	19	0.68	0.68	(0.19)
12/31/20	59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69	0.69	0.00
12/31/19	44.78	0.15	14.11	14.26	—	—	59.04	31.84		445,624	22	0.69	0.69	0.28

JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/24	10.53	0.21	(0.03)	0.18	—	—	10.71	1.71		1,105,419	54	0.71	0.71	3.90
12/31/23	10.04	0.32	0.17	0.49	—	—	10.53	4.88		1,162,682	70	0.71	0.71	3.15
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)		1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)		1,369,640	77	0.71	0.71	1.00
12/31/20	10.17	0.17	0.23	0.40	—	—	10.57	3.93		1,489,869	61	0.71	0.71	1.68
12/31/19	9.77	0.22	0.18	0.40	—	—	10.17	4.09		1,160,563	71	0.71	0.71	2.22

Class I
06/30/24	10.79	0.23	(0.03)	0.20	—	—	10.99	1.85		34,813	54	0.41	0.41	4.20
12/31/23	10.27	0.34	0.18	0.52	—	—	10.79	5.06		35,545	70	0.41	0.41	3.30
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)		468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)		300,785	77	0.41	0.41	1.30
12/31/20	10.30	0.21	0.23	0.44	—	—	10.74	4.27		291,484	61	0.41	0.41	1.97
12/31/19	9.87	0.25	0.18	0.43	—	—	10.30	4.36		256,869	71	0.41	0.41	2.53

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price U.S. High Yield Fund
Class A
06/30/24		11.57	0.42	(0.06)	0.36	—	—	11.93	3.11	191,091	59	0.93	0.93	7.22
12/31/23		10.18	0.80	0.59	1.39	—	—	11.57	13.65	189,014	54	0.93	0.93	7.40
12/31/22		11.95	0.67	(2.44)	(1.77)	—	—	10.18	(14.81)	141,134	51	0.94	0.96	6.31
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59

Class I
06/30/24		11.64	0.44	(0.06)	0.38	—	—	12.02	3.26	325,266	59	0.63	0.63	7.49
12/31/23		10.21	0.83	0.60	1.43	—	—	11.64	14.01	211,304	54	0.63	0.64	7.69
12/31/22		11.95	0.71	(2.45)	(1.74)	—	—	10.21	(14.56)	381,917	51	0.64	0.66	6.56
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94

JNL/T. Rowe Price Value Fund
Class A
06/30/24		24.53	0.13	2.46	2.59	—	—	27.12	10.56	3,114,094	30	0.87	0.87	1.00
12/31/23		21.92	0.29	2.32	2.61	—	—	24.53	11.91	2,985,641	60	0.87	0.87	1.28
12/31/22		24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87	0.87	1.20
12/31/19		13.75	0.22	3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87	0.88	1.40

Class I
06/30/24		26.08	0.18	2.61	2.79	—	—	28.87	10.70	1,496,983	30	0.57	0.57	1.30
12/31/23		23.23	0.38	2.47	2.85	—	—	26.08	12.27	1,536,298	60	0.57	0.57	1.58
12/31/22		26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57	0.57	1.50
12/31/19		14.40	0.28	3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57	0.58	1.70

JNL/WCM China Quality Growth Fund
Class A
06/30/24		8.54	0.07	(0.68)	(0.61)	—	—	7.93	(7.14)	5,443	45	1.31	1.31	1.70
12/31/23		10.41	0.05	(1.92)	(1.87)	—	—	8.54	(17.96)	5,242	90	1.35	1.35	0.56
12/31/22	(a)	10.00	0.02	0.39	0.41	—	—	10.41	4.10	5,735	28	1.32	1.32	0.32

Class I
06/30/24		8.58	0.08	(0.68)	(0.60)	—	—	7.98	(6.99)	1	45	0.91	0.91	1.99
12/31/23		10.42	0.09	(1.93)	(1.84)	—	—	8.58	(17.66)	1	90	1.04	1.04	0.92
12/31/22	(a)	10.00	0.04	0.38	0.42	—	—	10.42	4.20	1	28	1.05	1.05	0.53

JNL/WCM Focused International Equity Fund
Class A
06/30/24		13.77	0.02	1.39	1.41	—	—	15.18	10.24	781,434	22	1.12	1.12	0.26
12/31/23		13.77	0.00	2.16	2.16	—	(2.16)	13.77	16.46	688,564	32	1.12	1.12	0.00
12/31/22		23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)	536,968	28	1.12	1.12	(0.21)
12/31/21		21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08	659,219	22	1.11	1.11	(0.52)
12/31/20		16.79	(0.05)	5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12	1.12	(0.30)
12/31/19		12.94	0.01	4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24	1.12	1.12	0.09

Class I
06/30/24		14.01	0.04	1.42	1.46	—	—	15.47	10.42	922,029	22	0.82	0.82	0.56
12/31/23		13.93	0.05	2.19	2.24	—	(2.16)	14.01	16.85	841,113	32	0.82	0.82	0.31
12/31/22		23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)	801,996	28	0.82	0.82	0.10
12/31/21		21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22	0.81	0.81	(0.21)
12/31/20		16.81	0.00	5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82	0.82	0.03
12/31/19		12.93	0.08	4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24	0.82	0.82	0.49

(a)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Westchester Capital Event Driven Fund
Class A
06/30/24	12.52	0.18	0.06	0.24	—	—	12.76	1.92	53,666	120	1.82	(a)	1.82	(a)	2.81
12/31/23	11.76	0.17	0.59	0.76	—	—	12.52	6.46	58,792	297	1.84	(a)	1.84	(a)	1.45
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)	61,635	213	1.57	(a)	1.57	(a)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96	55,020	315	1.64	(a)	1.64	(a)	(0.19)
12/31/20	11.11	0.37	0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(a)	1.64	(a)	3.44
12/31/19	9.94	0.09	1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(a)	1.84	(a)	0.84

Class I
06/30/24	12.62	0.18	0.08	0.26	—	—	12.88	2.06	2,115	120	1.55	(a)	1.55	(a)	2.84
12/31/23	11.82	0.21	0.59	0.80	—	—	12.62	6.77	21,067	297	1.54	(a)	1.54	(a)	1.74
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)	70,025	213	1.27	(a)	1.27	(a)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31	75,117	315	1.34	(a)	1.34	(a)	0.10
12/31/20	11.07	0.24	0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(a)	1.29	(a)	2.32
12/31/19	9.87	0.12	1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(a)	1.52	(a)	1.10

JNL/Western Asset Global Multi-Sector Bond Fund
Class A
06/30/24	7.70	0.20	(0.17)	0.03	—	—	7.73	0.39	358,074	25	0.95		0.97		5.36
12/31/23	7.09	0.38	0.23	0.61	—	—	7.70	8.60	382,055	21	0.98		0.99		5.26
12/31/22	7.52	0.29	(0.72)	(0.43)	—	—	7.09	(5.72)	403,442	84	1.01		1.01		4.08
12/31/21	7.86	0.56	(0.90)	(0.34)	—	—	7.52	(4.33)	499,101	36	1.07		1.07		7.27
12/31/20	9.86	0.34	(1.01)	(0.67)	(1.33)	—	7.86	(6.70)	545,200	50	1.06		1.06		3.74
12/31/19	10.80	0.60	(0.50)	0.10	(1.04)	—	9.86	1.05	621,702	45	1.02		1.02		5.59

Class I
06/30/24	7.86	0.22	(0.18)	0.04	—	—	7.90	0.51	4,454	25	0.65		0.67		5.66
12/31/23	7.21	0.41	0.24	0.65	—	—	7.86	9.02	4,449	21	0.68		0.69		5.57
12/31/22	7.63	0.32	(0.74)	(0.42)	—	—	7.21	(5.50)	4,087	84	0.71		0.71		4.43
12/31/21	7.95	0.54	(0.86)	(0.32)	—	—	7.63	(4.03)	3,861	36	0.77		0.77		6.92
12/31/20	9.96	0.39	(1.04)	(0.65)	(1.36)	—	7.95	(6.40)	55,503	50	0.76		0.76		4.08
12/31/19	10.90	0.64	(0.50)	0.14	(1.08)	—	9.96	1.39	478,822	45	0.72		0.72		5.86

JNL/William Blair International Leaders Fund
Class A
06/30/24	11.03	0.05	0.60	0.65	—	—	11.68	5.89	601,464	25	0.97		0.97		0.89
12/31/23	9.77	0.05	1.21	1.26	—	—	11.03	12.90	619,343	44	0.97		0.97		0.51
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)	612,250	144	0.97		0.97		0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98		0.98		0.53
12/31/20	13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19	11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47

Class I
06/30/24	11.90	0.08	0.63	0.71	—	—	12.61	5.97	530,718	25	0.67		0.67		1.37
12/31/23	10.52	0.09	1.30	1.39	(0.01)	—	11.90	13.26	205,086	44	0.67		0.67		0.80
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)	194,427	144	0.67		0.67		0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68		0.68		0.81
12/31/20	14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19	12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2024: 1.46%, 1.46% December 31, 2023: 1.46%, 1.46% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% December 31, 2020: 1.46%, 1.46% December 31, 2019: 1.46%, 1.46% Class I: June 30, 2024: 1.16%, 1.16% December 31, 2023: 1.16%, 1.16% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16% December 31, 2020: 1.16%, 1.16% December 31, 2019: 1.16%, 1.16%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
06/30/24	33.20	0.32	2.38	2.70	—	—	35.90	8.13	9,112,064	50		0.71	0.71	1.85
12/31/23	29.36	0.58	3.26	3.84	—	—	33.20	13.08	8,893,103	96		0.71	0.71	1.88
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94
12/31/20	26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(a)	0.72	0.72	1.53
12/31/19	21.85	0.50	4.19	4.69	—	—	26.54	21.46	8,888,357	42	(a)	0.72	0.72	2.03

Class I
06/30/24	34.82	0.39	2.49	2.88	—	—	37.70	8.27	81,836	50		0.41	0.41	2.15
12/31/23	30.70	0.70	3.42	4.12	—	—	34.82	13.42	80,652	96		0.41	0.41	2.18
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22
12/31/20	27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(a)	0.42	0.42	1.79
12/31/19	22.57	0.59	4.34	4.93	—	—	27.50	21.84	36,746	42	(a)	0.42	0.42	2.32

JNL/WMC Equity Income Fund(b)
Class A
06/30/24	17.06	0.19	0.74	0.93	—	—	17.99	5.45	701,223	23		0.89	0.89	2.24
12/31/23	16.00	0.36	0.70	1.06	—	—	17.06	6.63	720,550	47		0.88	0.88	2.24
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01
12/31/20	12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40		0.59	0.93	1.88
12/31/19	9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33		0.58	0.94	1.70

Class I
06/30/24	17.41	0.23	0.74	0.97	—	—	18.38	5.57	388,719	23		0.59	0.59	2.54
12/31/23	16.27	0.41	0.73	1.14	—	—	17.41	7.01	475,258	47		0.58	0.58	2.54
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25
12/31/20	12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40		0.29	0.63	2.28
12/31/19	10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33		0.28	0.64	1.67

JNL/WMC Global Real Estate Fund
Class A
06/30/24	9.60	0.11	(0.15)	(0.04)	—	—	9.56	(0.42)	618,012	35		1.03	1.03	2.43
12/31/23	8.77	0.20	0.63	0.83	—	—	9.60	9.46	667,767	127		1.03	1.03	2.20
12/31/22	12.11	0.18	(3.52)	(3.34)	—	—	8.77	(27.58)	670,073	103		1.03	1.03	1.77
12/31/21	9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147		1.04	1.04	0.97
12/31/20	10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150		1.05	1.05	1.82
12/31/19	8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52		1.05	1.05	2.11

Class I
06/30/24	9.91	0.13	(0.16)	(0.03)	—	—	9.88	(0.30)	4,700	35		0.73	0.73	2.74
12/31/23	9.02	0.23	0.66	0.89	—	—	9.91	9.87	4,956	127		0.73	0.73	2.51
12/31/22	12.42	0.22	(3.62)	(3.40)	—	—	9.02	(27.38)	4,425	103		0.73	0.73	2.13
12/31/21	9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147		0.74	0.74	1.28
12/31/20	11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150		0.75	0.75	1.26
12/31/19	9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52		0.75	0.75	2.24

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 55%, 108%, and 137% in 2019, 2020 and 2021 respectively.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Government Money Market Fund
Class A
06/30/24	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.42	2,639,630	N/A	0.56		0.56	4.82
12/31/23	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.39	2,719,319	N/A	0.72	(a)	0.56	4.29	(b)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(a)	0.56	1.00	(b)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(b)
12/31/19	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.54	1,261,526	N/A	0.72	(a)	0.57	1.53	(b)

Class I
06/30/24	1.00	0.03	0.00	0.03	(0.03)		—	1.00	2.57	134,390	N/A	0.26		0.26	5.12
12/31/23	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.86	190,232	N/A	0.26		0.26	4.68
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(a)	0.26	2.35	(b)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.31	44,262	N/A	0.20		0.26	0.15	(b)
12/31/19	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.00	15,034	N/A	0.27		0.27	1.97	(b)

JNL/WMC Value Fund
Class A
06/30/24	31.79	0.28	1.10	1.38	—		—	33.17	4.34	744,207	17	0.78		0.78	1.73
12/31/23	29.11	0.52	2.16	2.68	—		—	31.79	9.21	752,412	27	0.78		0.78	1.75
12/31/22	30.59	0.44	(1.92)	(1.48)	—		—	29.11	(4.84)	837,010	36	0.78		0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—		—	30.59	26.98	874,473	29	0.78		0.78	1.32
12/31/20	23.73	0.38	(0.02)	0.36	—		—	24.09	1.52	742,657	47	0.78		0.78	1.77
12/31/19	18.61	0.38	4.74	5.12	—		—	23.73	27.51	822,715	49	0.78		0.78	1.75

Class I
06/30/24	33.24	0.34	1.15	1.49	—		—	34.73	4.48	478,424	17	0.48		0.48	2.00
12/31/23	30.34	0.63	2.27	2.90	—		—	33.24	9.56	647,008	27	0.48		0.48	2.06
12/31/22	31.79	0.54	(1.99)	(1.45)	—		—	30.34	(4.56)	621,313	36	0.48		0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—		—	31.79	27.36	804,602	29	0.48		0.48	1.63
12/31/20	24.51	0.45	0.00	0.45	—		—	24.96	1.84	794,557	47	0.48		0.48	2.05
12/31/19	19.17	0.45	4.89	5.34	—		—	24.51	27.86	692,719	49	0.48		0.48	2.05

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/WMC Government Money Market Fund for 2019, 2020, 2021, 2022, and 2023 was 1.68%, (0.19%), (0.49%), 1.21% and 4.45%, respectively, for Class A and 1.97%, 0.15%, (0.19%), 2.46%, and 4.68% respectively, for Class I shares.

(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2024 consisted of one hundred and thirty-two (132) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P. (Sub-Adviser to each Fund)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC

JNL Multi-Manager Emerging Markets Equity Fund	GQG Partners LLC Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Kayne Anderson Rudnick Investment Management, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	BAMCO, Inc. Granahan Investment Management, LLC Kayne Anderson Rudnick Investment Management, LLC Segall Bryant & Hamill, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager U.S. Select Equity Fund	GQG Partners LLC WCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund and JNL/Baillie Gifford U.S. Equity Growth Fund	Baillie Gifford Overseas Limited

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock International Limited (Sub-Sub-Adviser) BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund	FIAM LLC PPM America, Inc.*
JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Associates, Inc. T. Rowe Price Australia Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser) T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Established Growth Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser)
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/Western Asset Global Multi-Sector Bond Fund	Western Asset Management Company, LLC Western Asset Management Company Limited (Sub-Sub-Adviser) Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2024, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 11.4%, JNL/American Funds Bond Fund of America Fund 3.5%, JNL/American Funds Capital Income Builder Fund 31.9%, JNL/American Funds Capital World Bond Fund 21.5%, JNL/American Funds Global Growth Fund 12.7%, JNL/American Funds Global Small Capitalization Fund 20.1%, JNL/American Funds Growth Fund 13.7%, JNL/American Funds Growth-Income Fund 28.1%, JNL/American Funds International Fund 20.3%, JNL/American Funds New World Fund 40.0%, JNL/American Funds Washington Mutual Investors Fund 36.4%, JNL/Mellon Bond Index Fund 98.9%, JNL/Mellon Emerging Markets Index Fund 99.7%, JNL/Mellon International Index Fund 99.6%, JNL/Mellon S&P 400 MidCap Index Fund 99.8% and JNL/Mellon Small Cap Index Fund 99.7%. All Feeder Funds’ financial statements should be read in conjunction with their respective Master Fund’s financial statements. The Master Funds’ Schedules of Investments, financial statements and accounting policies are outlined in each Master Fund’s financial statements. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds’ financial statements are included here in this report as series of the Trust. For the JNL/American Funds Feeder Funds, the American Funds Insurance Series Master Funds’ financial statements are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/T. Rowe Price Established Growth Fund, JNL/WCM China Quality Growth Fund and JNL/Western Asset Global Multi-Sector Bond Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective January 1, 2024, T. Rowe Price Australia Limited was added as a Sub-Sub-Adviser to JNL/T. Rowe Price Balanced Fund. Effective April 29, 2024, Wellington Management Company LLP was removed as sub-adviser to JNL Multi Manager Emerging Markets Fund and GQG Partners LLC was added as sub-adviser to JNL Multi-Manager Emerging Markets Fund. Effective April 29, 2024, BlackRock International Limited was added as a Sub-Sub-Adviser to JNL/BlackRock Global Allocation Fund. Effective April 29, 2024, T. Rowe Price International Ltd was added as a Sub-Sub-Adviser to JNL/T. Rowe Price Balanced Fund.

On May 31, 2024, the Board approved name changes for the following funds, effective October 21, 2024:

Existing Fund Name	Effective October 21, 2024 Fund Name
JNL/Goldman Sachs Managed Aggressive Growth Fund[1]	JNL/JPMorgan Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund[1]	JNL/JPMorgan Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund[1]	JNL/JPMorgan Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund[1]	JNL/JPMorgan Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund[1]	JNL/JPMorgan Managed Moderate Growth Fund
JNL/Heitman U.S. Focused Real Estate Fund[2]	JNL/Cohen & Steers U.S. Realty Fund
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund
JNL/WMC Government Money Market Fund[3]	JNL/Dreyfus Government Money Market Fund

1Effective October 21, 2024, the Sub-Adviser for the Fund will change from Goldman Sachs Asset Management, L.P. to J.P. Morgan Investment Management Inc.

2Effective October 21, 2024, the Sub-Adviser for the Fund will change from Heitman Real Estate Securities LLC to Cohen & Steers Capital Management, Inc.

3Effective October 21, 2024, the Sub-Adviser for the Fund will change from Wellington Management Company LLP to Mellon Investments Corporation. Dreyfus, a division of Mellon Investments Corporation, will be responsible for managing the investment and reinvestment of assets of the Fund.

On May 31, 2024, the Board approved the following merger that will be effective after close of business on October 18, 2024:

Acquired Fund	Acquiring Fund
JNL/Baillie Gifford U.S. Equity Growth Fund[1]	JNL Multi-Manager U.S. Select Equity Fund

1Merger is subject to approval by the acquired Fund’s shareholders.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

On May 31, 2024, the Board approved the addition of Driehaus Capital Management LLC as a Sub-Adviser to JNL Multi-Manager Small Cap Growth Fund and the removal of ClearBridge Investments, LLC as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund, effective October 21, 2024.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds (as discussed in Note 10) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class and any other expenses are allocated to the classes on a pro rata basis using the daily net assets of each class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Funds’ financial statements.

In June 2022, FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify guidance in Topic 820 when measuring the fair value of equity securities subject to contractual restrictions prohibiting their sale and introduce new disclosure requirements for these securities. The amendments in this update are effective for fiscal years beginning after December 15, 2023. Management has evaluated the amendments and determined that they will not have a significant impact on the Funds' financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1] ($)	Transfers out of Level 3 During the Period[1] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)
JNL/PIMCO Income Fund
Commons Stocks	16,693	138	—	(1,019)	—	—	15,812	(1,019)
Senior Floating Rate Instruments	22,271	—	(987)	7	543	(4)	21,830	7
JNL/Westchester Capital Event Driven Fund
Common Stocks	3,135	—	—	8	—	(1,067)	2,076	8,091

1 During the Period, there were no significant transfers from Level 3 and Level 2 valuations, except for those noted.

2 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2024.

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2024.

Asset Class	Fair Value (in thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Common Stocks	4,266	Hybrid Model	Price Per Share	127.92-146.34 (134.46)
Common Stocks	4,608	Hybrid Model	Price Per Share	27.41-37.19 (33.97)
Common Stocks	5,022	Comparable Company Model	Price Per Share	47.91-49.50 (48.64)
Common Stocks	1,822	Comparable Company Model	Price Per Share	16.74-31.58 (24.00)
Common Stocks	89	Proxy Price Model	Price Per Share	0.22-2.12 (1.24)
Common Stocks	2	Market Approach	Price Per Share	2.00-3.00 (2.70)
Common Stocks	3	Market Approach	Price Per Share	2.65-5.00 (3.13)
	15,812
Senior Floating Rate Instruments	2,591	Comparable Company Model	Bid Price	100 (100)
Senior Floating Rate Instruments	15,167	Comparable Company Model	Bid Price	100 (100)
Senior Floating Rate Instruments	4,057	Discounted Cash Flow Model	Bid Price	95.35-95.83 (95.44)
Senior Floating Rate Instruments	15	Market Approach	Bid Price	63 (63)
	21,830
JNL/Westchester Capital Event Driven Fund
Common Stocks	2,076	Market Approach	Price Per Share	2.30-2.48 (2.37)
	2,076

† Unobservable inputs were weighted by the relative fair value of the instruments.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at June 30, 2024. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(24,363)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(58,549)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at June 30, 2024 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL iShares Tactical Growth Fund	11,058	450	10,745	11,195
JNL iShares Tactical Moderate Fund	369	94	287	381
JNL iShares Tactical Moderate Growth Fund	16,035	872	15,466	16,338
JNL/Vanguard Growth ETF Allocation Fund	192,546	153,844	43,508	197,352
JNL/Vanguard Moderate ETF Allocation Fund	114,392	89,287	28,249	117,536
JNL/Vanguard Moderate Growth ETF Allocation Fund	260,102	236,660	29,370	266,030
JNL Bond Index Fund	4,081	—	4,182	4,182
JNL Emerging Markets Index Fund	4,425	2,981	1,957	4,938
JNL International Index Fund	33,039	29,237	6,303	35,540
JNL Mid Cap Index Fund	45,316	41,890	4,960	46,850
JNL Small Cap Index Fund	67,437	44,967	25,186	70,153
JNL Multi-Manager Alternative Fund	482	474	24	498
JNL Multi-Manager Emerging Markets Equity Fund	11,024	10,955	771	11,726
JNL Multi-Manager International Small Cap Fund	40,399	41,275	1,716	42,991
JNL Multi-Manager Mid Cap Fund	847	10	864	874
JNL Multi-Manager Small Cap Growth Fund	84,520	83,488	3,370	86,858
JNL Multi-Manager Small Cap Value Fund	14,989	9,568	5,808	15,376
JNL/AB Sustainable Global Thematic Fund	1	1	—	1
JNL/AQR Large Cap Defensive Style Fund	989	1,025	—	1,025
JNL/Baillie Gifford International Growth Fund	3,839	3,340	603	3,943
JNL/Baillie Gifford U.S. Equity Growth Fund	1,196	609	626	1,235
JNL/BlackRock Global Allocation Fund	36,328	17,188	20,384	37,572
JNL/BlackRock Global Natural Resources Fund	29,580	357	30,554	30,911
JNL/BlackRock Large Cap Select Growth Fund	133	142	—	142
JNL/Causeway International Value Select Fund	9,288	3,646	5,857	9,503
JNL/DFA International Core Equity Fund	17,686	16,213	2,493	18,706
JNL/DFA U.S. Core Equity Fund	2,993	2,370	736	3,106
JNL/DFA U.S. Small Cap Fund	6,952	5,076	2,081	7,157
JNL/DoubleLine Core Fixed Income Fund	7,373	3,035	4,495	7,530
JNL/DoubleLine Emerging Markets Fixed Income Fund	6,077	2,873	3,338	6,211
JNL/Fidelity Institutional Asset Management Total Bond Fund	6,793	834	6,121	6,955
JNL/Franklin Templeton Income Fund	21,224	—	21,734	21,734
JNL/GQG Emerging Markets Equity Fund	2,920	14	2,986	3,000
JNL/Heitman U.S. Focused Real Estate Fund	2,472	1,797	798	2,595
JNL/Invesco Global Growth Fund	20,418	17,065	3,528	20,593
JNL/Invesco Small Cap Growth Fund	20,936	21,539	—	21,539

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL/JPMorgan Global Allocation Fund	6,770	1,402	5,535	6,937
JNL/JPMorgan MidCap Growth Fund	20,297	21,111	—	21,111
JNL/Lazard International Strategic Equity Fund	5,525	5,732	—	5,732
JNL/Loomis Sayles Global Growth Fund	12,842	13,397	—	13,397
JNL/Lord Abbett Short Duration Income Fund	1,465	633	863	1,496
JNL/Mellon Communication Services Sector Fund	325	19	312	331
JNL/Mellon Consumer Discretionary Sector Fund	3,558	1,435	2,200	3,635
JNL/Mellon Energy Sector Fund	15,128	14,463	1,205	15,668
JNL/Mellon Financial Sector Fund	2,481	2,280	260	2,540
JNL/Mellon Healthcare Sector Fund	2,529	1,913	705	2,618
JNL/Mellon Industrials Sector Fund	658	483	204	687
JNL/Mellon Information Technology Sector Fund	22,743	14,008	9,719	23,727
JNL/Mellon Materials Sector Fund	168	—	175	175
JNL/Mellon Real Estate Sector Fund	2,074	1,378	800	2,178
JNL/Mellon S&P 500 Index Fund	848,027	—	852,955	852,955
JNL/Mellon U.S. Stock Market Index Fund	9,821	4,467	5,763	10,230
JNL/Mellon Utilities Sector Fund	1,128	450	673	1,123
JNL/Mellon World Index Fund	3,442	3,346	292	3,638
JNL/Morningstar PitchBook Listed Private Equity Index Fund	52	54	—	54
JNL/Morningstar SMID Moat Focus Index Fund	610	—	647	647
JNL/Morningstar U.S. Sustainability Index Fund	282	—	289	289
JNL/Neuberger Berman Strategic Income Fund	3,626	573	3,136	3,709
JNL/Newton Equity Income Fund	19,458	—	19,647	19,647
JNL/PIMCO Income Fund	1,658	—	1,699	1,699
JNL/PIMCO Investment Grade Credit Bond Fund	2,194	—	2,252	2,252
JNL/PPM America High Yield Bond Fund	54,073	12,429	42,803	55,232
JNL/PPM America Total Return Fund	3,750	305	3,531	3,836
JNL/RAFI Fundamental U.S. Small Cap Fund	4,740	3,688	1,273	4,961
JNL/RAFI Multi-Factor U.S. Equity Fund	2,900	2,668	332	3,000
JNL/T. Rowe Price Balanced Fund	3,040	1,801	1,404	3,205
JNL/T. Rowe Price Capital Appreciation Fund	9,788	—	9,990	9,990
JNL/T. Rowe Price Established Growth Fund	48,086	53,748	—	53,748
JNL/T. Rowe Price Mid-Cap Growth Fund	10,499	9,456	1,489	10,945
JNL/T. Rowe Price U.S. High Yield Fund	22,959	3,944	19,535	23,479
JNL/T. Rowe Price Value Fund	6,969	—	7,290	7,290
JNL/Western Asset Global Multi-Sector Bond Fund	1,784	—	1,816	1,816
JNL/William Blair International Leaders Fund	46	—	47	47
JNL/WMC Balanced Fund	16,618	10,020	7,063	17,083
JNL/WMC Global Real Estate Fund	15,037	3,860	11,754	15,614
JNL/WMC Value Fund	790	23	799	822

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2024, were as follows: JNL Multi-Manager Alternative Fund, $14,714 and 5.55%, respectively, for 182 days outstanding; JNL/PIMCO Income Fund, $28,384 and 5.32%, respectively, for 129 days outstanding. The value of reverse repurchase agreements and collateral pledged (in thousands) at June 30, 2024 was as follows:

Counter-party	Collateral	Interest Rate Expense/ Income (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
RBC	Government National Mortgage Association, 2.50%, due 11/20/50-6/20/51			1,699
	Federal Home Loan Mortgage Corporation, 3.00%, due 11/25/50			550
	Federal National Mortgage Association, Inc, 2.50%, due 09/25/51			582
		6.00	07/01/24	2,831	2,155
RBC	Federal National Mortgage Association, Inc, 3.24%-3.40%, due 01/01/28-01/01/33	5.49	07/08/24	2,878	2,651
				5,709	4,806

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2024, were as follows: JNL/PIMCO Income Fund, $77,485 and 4.74%, respectively, for 132 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $63,301 and 6.12%, respectively, for 182 days outstanding; and JNL/PIMCO Real Return Fund, $275,901 and 2.57%, respectively, for 182 days outstanding. At June 30, 2024, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund had $175, $95 and $110, respectively, of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2024:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Income Fund	U.S. Treasury Obligations	BCL	5.44	07/25/24	34,304
					34,304
JNL/PIMCO Investment Grade Credit Bond Fund	U.S. Treasury Obligations	BCL	5.34-5.49	07/01/24	12,548
	U.S. Treasury Obligations	BCL	5.57	07/03/24	1,040
	U.S. Treasury Obligations	BCL	5.54	07/05/24	1,222
	U.S. Treasury Obligations	BCL	5.47-5.48	07/08/24	13,942
	U.S. Treasury Obligations	BOA	5.47-5.48	07/01/24	1,327
	U.S. Treasury Obligations	UBS	5.39	07/08/24	2,788
	U.S. Treasury Obligations	UBS	5.42	07/17/24	426
	U.S. Treasury Obligations	UBS	5.42	07/31/24	6,348
	U.S. Treasury Obligations	UBS	5.43	08/02/24	33,518
	U.S. Treasury Obligations	UBS	5.43	08/08/24	34,419
	U.S. Treasury Obligations	UBS	5.44	08/20/24	11,755
	U.S. Treasury Obligations	GSC	5.55	07/08/24	2,362
					121,695
JNL/PIMCO Real Return Fund	U.S. Treasury Obligations	BCL	5.30-5.49	07/01/24	7,807
	U.S. Treasury Obligations	MSC	5.55	07/01/24	600
	U.S. Treasury Obligations	MSC	5.59	07/02/24	1,001,589
	U.S. Treasury Obligations	BCL	5.49-5.51	07/09/24	85,843
	U.S. Treasury Obligations	BCL	5.44	07/25/24	30,146
					1,125,985

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit-Linked Structured Notes. Certain Funds may use credit-linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit-linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit-linked note plus any accrued interest. The reference credit and its credit rating, for each credit-linked note, are presented parenthetically in the Schedules of Investments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current fair value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. DERIVATIVE FINANCIAL INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2024. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2024. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2024.

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	27	—	—	27
Total derivative instruments assets	—	—	27	—	—	27
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	9	—	9
Futures/futures options contracts	—	—	986	—	—	986
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(507)	—	—	(507)

JNL Emerging Markets Index Fund – Average Derivative Volume6

Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	11,350

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	81	—	81
[8] Variation margin on futures/futures options contracts	—	—	34	—	—	34
Total derivative instruments assets	—	—	34	81	—	115
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	140	—	140
[8] Variation margin on futures/futures options contracts	—	—	17	—	—	17
Total derivative instruments liabilities	—	—	17	140	—	157
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(586)	—	(586)
Futures/futures options contracts	—	—	1,591	—	—	1,591
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(191)	—	(191)
Futures/futures options contracts	—	—	6	—	—	6

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	46	—	—	46	—	—
HSB	12	—	—	12	—	—
SCB	23	—	—	23	—	—
Derivatives eligible for offset	81	—	—	81
Derivatives not eligible for offset	34				—	—
	115
Derivative Liabilities by Counterparty*
BCL	140	—	—	140	—	—
Derivatives eligible for offset	140	—	—	140
Derivatives not eligible for offset	17				913	—
	157

JNL International Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	19,999	36,010

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Purchased options, at value	—	—	880	—	—	880
Forward foreign currency contracts	—	—	—	146	—	146
[8] Variation margin on futures/futures options contracts	—	—	—	—	115	115
OTC swap agreements	—	—	9,121	—	—	9,121
Total derivative instruments assets	—	—	10,001	146	115	10,262
Derivative instruments liabilities:
Written options, at value	—	—	49	—	—	49
Forward foreign currency contracts	—	—	—	102	—	102
[8] Variation margin on futures/futures options contracts	—	—	—	—	181	181
OTC swap agreements	—	—	9,314	—	—	9,314
Total derivative instruments liabilities	—	—	9,363	102	181	9,646
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(851)	—	—	(851)
Written option contracts	—	—	499	—	—	499
Forward foreign currency contracts	—	—	—	631	—	631
Futures/futures options contracts	—	—	—	—	(20)	(20)
Swap agreements	—	—	1,856	—	—	1,856
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	342	—	—	342
Written options	—	—	(50)	—	—	(50)
Forward foreign currency contracts	—	—	—	122	—	122
Futures/futures options contracts	—	—	—	—	348	348
Swap agreements	—	—	(54)	—	—	(54)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	242	(171)	—	71	—	—
GSC	5,005	(5,005)	—	—	—	—
HSB	144	(144)	—	—	—	—
JPM	1,622	(663)	—	959	—	—
MSC	2,253	(2,253)	—	—	—	—
SSB	1	(1)	—	—	—	—
Derivatives eligible for offset	9,267	(8,237)	—	1,030
Derivatives not eligible for offset	995				—	—
	10,262
Derivative Liabilities by Counterparty*
BOA	171	(171)	—	—	2,921	—
GSC	5,737	(5,005)	(732)	—	8,130	—
HSB	253	(144)	(109)	—	680	—
JPM	663	(663)	—	—	3,530	—
MSC	2,590	(2,253)	(337)	—	13,054	1,527
SSB	2	(1)	—	1	—	—
Derivatives eligible for offset	9,416	(8,237)	(1,178)	1
Derivatives not eligible for offset	230				477	—
	9,646

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	547	32,942	17,188	54,868	84,205

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Purchased options, at value	—	136	6,744	481	1,085	8,446
Forward foreign currency contracts	—	—	—	6,707	—	6,707
[8] Variation margin on futures/futures options contracts	—	—	700	—	1,966	2,666
[8] Variation margin on swap agreements	—	20	—	—	1,695	1,715
OTC swap agreements	—	39	3,696	—	661	4,396
OTC swap premiums paid	—	484	—	—	—	484
Total derivative instruments assets	—	679	11,140	7,188	5,407	24,414
Derivative instruments liabilities:
Written options, at value	—	58	4,188	290	1,725	6,261
Forward foreign currency contracts	—	—	—	4,933	—	4,933
[8] Variation margin on futures/futures options contracts	—	—	191	—	1,145	1,336
[8] Variation margin on swap agreements	—	28	—	—	2,084	2,112
OTC swap agreements	—	292	1,019	—	2,083	3,394
OTC swap premiums received	—	58	—	—	—	58
Total derivative instruments liabilities	—	436	5,398	5,223	7,037	18,094
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	(1,126)	(645)	15,516	(1,951)	(3,476)	8,318
Written option contracts	328	129	3,333	500	4,054	8,344
Forward foreign currency contracts	—	—	—	(22,361)	—	(22,361)
Futures/futures options contracts	—	—	6,954	—	(6,129)	825
Swap agreements	—	432	(111)	—	(17,837)	(17,516)
Net change in unrealized appreciation (depreciation) on:
Purchased options	487	28	(635)	611	(4,254)	(3,763)
Written options	(201)	46	(1,113)	(176)	500	(944)
Forward foreign currency contracts	—	—	—	(1,243)	—	(1,243)
Futures/futures options contracts	—	—	43	—	2,621	2,664
Swap agreements	—	(422)	6,331	—	(4,133)	1,776

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	574	(574)	—	—	—	—
BNP	346	(346)	—	—	—	—
BOA	46	(46)	—	—	—	—
CIB	15	—	—	15	—	—
CIT	3,722	(1,059)	(2,663)	—	2,691	—
DUB	184	(184)	—	—	—	—
GSC	2,203	(853)	(841)	509	841	—
HSB	499	(96)	(190)	213	190	—
JPM	3,720	(2,641)	(1,079)	—	1,770	—
MSC	408	(321)	—	87	—	—
RBC	317	(204)	—	113	—	—
TDB	320	(27)	—	293	—	—
UBS	593	(130)	(79)	384	25	54
Derivatives eligible for offset	12,947	(6,481)	(4,852)	1,614
Derivatives not eligible for offset	11,467				—	—
	24,414
Derivative Liabilities by Counterparty*
BCL	2,533	(574)	(152)	1,807	—	152
BNP	665	(346)	(319)	—	—	530
BOA	585	(46)	(539)	—	—	8,694
CIT	1,059	(1,059)	—	—	—	—
DUB	835	(184)	(344)	307	—	344
GSC	853	(853)	—	—	—	—
HSB	96	(96)	—	—	—	—
JPM	2,641	(2,641)	—	—	—	—
MSC	321	(321)	—	—	—	31
NSI	97	—	—	97	—	—
RBC	204	(204)	—	—	—	30
SCB	316	—	—	316	—	—
SGS	9	—	(9)	—	—	31
TDB	27	(27)	—	—	—	—
UBS	130	(130)	—	—	—	51,542
Derivatives eligible for offset	10,371	(6,481)	(1,363)	2,527
Derivatives not eligible for offset	7,723				49,385	—
	18,094

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	21,658	2,048,763	812,755	2,397,988	39,501	26,250	110,811

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/DoubleLine Core Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securties denominated in foreign currencies.

JNL/DoubleLine Core Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	9	—	9
[8] Variation margin on futures/futures options contracts	—	—	—	—	298	298
Total derivative instruments assets	—	—	—	9	298	307
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	330	330
Total derivative instruments liabilities	—	—	—	—	330	330
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	27	—	27
Futures/futures options contracts	—	—	—	—	(22,710)	(22,710)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	9	—	9
Futures/futures options contracts	—	—	—	—	6,320	6,320

JNL/DoubleLine Core Fixed Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	9	—	—	9	—	—
Derivatives eligible for offset	9	—	—	9
Derivatives not eligible for offset	298				—	—
	307
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	330				8,357	—
	330

JNL/DoubleLine Core Fixed Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	1,132,942	665

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy and to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Purchased options, at value	—	—	—	—	1,135	1,135
[8] Variation margin on futures/futures options contracts	—	—	—	—	70	70
[8] Variation margin on swap agreements	—	—	—	—	69	69
OTC swap agreements	—	21	—	—	—	21
OTC swap premiums paid	—	778	—	—	—	778
Total derivative instruments assets	—	799	—	—	1,274	2,073
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	104	104
OTC swap agreements	—	257	—	—	—	257
OTC swap premiums received	—	124	—	—	—	124
Total derivative instruments liabilities	—	381	—	—	104	485
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(18)	(18)
Written option contracts	—	—	—	—	12	12
Futures/futures options contracts	—	—	—	—	(1,362)	(1,362)
Swap agreements	—	(52)	—	—	337	285
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(138)	(138)
Written options	—	—	—	—	(43)	(43)
Futures/futures options contracts	—	—	—	—	(1,964)	(1,964)
Swap agreements	—	(22)	—	—	777	755

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	486	—	—	486	—	—
CIT	256	(93)	—	163	—	—
GSC	242	(108)	(134)	—	—	305
JPM	87	(29)	—	58	—	—
MLP	71	—	—	71	—	—
MSC	14	(14)	—	—	—	—
Derivatives eligible for offset	1,156	(244)	(134)	778
Derivatives not eligible for offset	917				—	—
	2,073
Derivative Liabilities by Counterparty*
CIT	93	(93)	—	—	—	—
GSC	108	(108)	—	—	—	—
JPM	29	(29)	—	—	—	—
MSC	27	(14)	—	13	—	—
Derivatives eligible for offset	257	(244)	—	13
Derivatives not eligible for offset	228				—	2,967
	485

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	876	147,012	37,086	7,190

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,276	—	1,276
[8] Variation margin on futures/futures options contracts	—	—	60	3	166	229
Total derivative instruments assets	—	—	60	1,279	166	1,505
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,790	—	1,790
[8] Variation margin on futures/futures options contracts	—	—	422	—	407	829
Total derivative instruments liabilities	—	—	422	1,790	407	2,619
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	1,487	—	—	1,487
Forward foreign currency contracts	—	—	—	(1,023)	—	(1,023)
Futures/futures options contracts	—	—	15,369	110	(2,187)	13,292
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1,069)	—	(1,069)
Futures/futures options contracts	—	—	(3,397)	(123)	(3,152)	(6,672)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	455	(249)	—	206	—	—
BNP	288	(50)	—	238	—	—
CIT	43	(43)	—	—	—	—
GSC	83	(83)	—	—	—	—
HSB	56	(56)	—	—	—	—
MSC	125	(125)	—	—	—	—
SCB	226	(226)	—	—	—	—
Derivatives eligible for offset	1,276	(832)	—	444
Derivatives not eligible for offset	229				—	—
	1,505
Derivative Liabilities by Counterparty*
BCL	249	(249)	—	—	—	—
BNP	50	(50)	—	—	—	—
CIT	55	(43)	—	12	—	—
GSC	89	(83)	—	6	—	—
HSB	617	(56)	—	561	—	—
MLP	21	—	—	21	—	—
MSC	233	(125)	—	108	—	—
SCB	476	(226)	—	250	—	—
Derivatives eligible for offset	1,790	(832)	—	958
Derivatives not eligible for offset	829				2,065	6,100
	2,619

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	404	379,091	71,494

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Purchased options, at value	—	—	7,011	—	—	7,011
Total derivative instruments assets	—	—	7,011	—	—	7,011
Derivative instruments liabilities:
Written options, at value	—	—	7,241	—	—	7,241
[8] Variation margin on futures/futures options contracts	—	—	41	—	—	41
Total derivative instruments liabilities	—	—	7,282	—	—	7,282
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(15,295)	—	—	(15,295)
Written option contracts	—	—	(28,878)	—	—	(28,878)
Futures/futures options contracts	—	—	1,459	—	—	1,459
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	307	—	—	307
Written options	—	—	(54)	—	—	(54)
Futures/futures options contracts	—	—	16	—	—	16

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	7,011				—	—
	7,011
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	7,282				554	258,160
	7,282

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	14,040	11,796

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2	—	2
[8] Variation margin on futures/futures options contracts	—	—	4	—	—	4
Total derivative instruments assets	—	—	4	2	—	6
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	5	—	5
[8] Variation margin on futures/futures options contracts	—	—	20	—	—	20
Total derivative instruments liabilities	—	—	20	5	—	25
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(45)	—	(45)
Futures/futures options contracts	—	—	479	—	—	479
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(10)	—	(10)
Futures/futures options contracts	—	—	(50)	—	—	(50)

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
SCB	1	—	—	1	—	—
UBS	1	—	—	1	—	—
Derivatives eligible for offset	2	—	—	2
Derivatives not eligible for offset	4				—	—
	6
Derivative Liabilities by Counterparty*
BCL	5	—	—	5	—	—
Derivatives eligible for offset	5	—	—	5
Derivatives not eligible for offset	20				285	—
	25

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	5,086	717

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	583	—	583
[8] Variation margin on futures/futures options contracts	—	—	—	—	858	858
[8] Variation margin on swap agreements	—	—	—	—	47	47
OTC swap agreements	—	—	—	—	86	86
Total derivative instruments assets	—	—	—	583	991	1,574
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	363	—	363
[8] Variation margin on futures/futures options contracts	—	—	—	—	369	369
[8] Variation margin on swap agreements	—	—	—	—	9	9
Total derivative instruments liabilities	—	—	—	363	378	741
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(847)	—	(847)
Futures/futures options contracts	—	—	—	—	(4,663)	(4,663)
Swap agreements	—	(94)	—	—	(618)	(712)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	1,408	—	1,408
Futures/futures options contracts	—	—	—	—	7,104	7,104
Swap agreements	—	(91)	—	—	(54)	(145)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	97	(97)	—	—	—	—
GSC	399	(179)	—	220	—	—
JPM	17	(10)	—	7	—	—
SSB	156	(6)	—	150	—	—
Derivatives eligible for offset	669	(292)	—	377
Derivatives not eligible for offset	905				—	—
	1,574
Derivative Liabilities by Counterparty*
CIT	162	(97)	—	65	—	—
GSC	179	(179)	—	—	—	—
JPM	10	(10)	—	—	—	—
SCB	6	—	—	6	—	—
SSB	6	(6)	—	—	—	—
Derivatives eligible for offset	363	(292)	—	71
Derivatives not eligible for offset	378				1,880	—
	741

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	309,593	73,805	27,882	9,226	19,030

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physcial securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to magange cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitue for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,017	—	4,017
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,196	1,196
[8] Variation margin on swap agreements	—	8	—	—	3,478	3,486
OTC swap agreements	—	2,138	—	—	—	2,138
OTC swap premiums paid	—	2,365	—	—	—	2,365
Total derivative instruments assets	—	4,511	—	4,017	4,674	13,202
Derivative instruments liabilities:
Written options, at value	—	—	—	344	204	548
Forward foreign currency contracts	—	—	—	3,411	—	3,411
[8] Variation margin on futures/futures options contracts	—	—	—	—	237	237
[8] Variation margin on swap agreements	—	71	—	—	2,347	2,418
OTC swap agreements	—	2,084	—	—	—	2,084
OTC swap premiums received	—	3,049	—	—	—	3,049
Total derivative instruments liabilities	—	5,204	—	3,755	2,788	11,747
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Written option contracts	—	—	—	—	1,971	1,971
Forward foreign currency contracts	—	—	—	(2,591)	—	(2,591)
Futures/futures options contracts	—	—	—	—	(1,234)	(1,234)
Swap agreements	—	5,371	—	—	(3,389)	1,982
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	(104)	165	61
Forward foreign currency contracts	—	—	—	1,483	—	1,483
Futures/futures options contracts	—	—	—	—	5,084	5,084
Swap agreements	—	(3,021)	—	—	6,442	3,421

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	682	(163)	(162)	357	162	—
BOA	1,063	(58)	(860)	145	860	—
CIT	390	(390)	—	—	540	—
DUB	621	(401)	—	220	—	—
GSC	2,881	(2,881)	—	—	—	—
JPM	518	(220)	(298)	—	310	—
Derivatives eligible for offset	6,155	(4,113)	(1,320)	722
Derivatives not eligible for offset	7,047				—	—
	13,202
Derivative Liabilities by Counterparty*
BCL	163	(163)	—	—	—	—
BOA	58	(58)	—	—	—	—
CIT	2,024	(390)	—	1,634	—	—
DUB	401	(401)	—	—	—	—
GSC	3,177	(2,881)	(296)	—	—	2,031
JPM	220	(220)	—	—	—	—
Derivatives eligible for offset	6,043	(4,113)	(296)	1,634
Derivatives not eligible for offset	5,704				25,622	4,982
	11,747

	Gross Amount Presented in the Statement of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	51,557	(51,557)	—	—	—	—
BOA	173,547	(173,547)	—	—	470	—
CIT	3,747	(3,747)	—	—	290	—
GSC	258,298	(258,298)	—	—	830	—
JPM	134,079	(134,079)	—	—	230	—
MSC	187,815	(187,744)	(71)	—	646	—
MZS	6,557	(6,543)	(14)	—	80	—
	815,600	(815,515)	(85)	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	51,789	(51,557)	—	232	—	—
BOA	174,236	(173,547)	—	689	—	—
CIT	3,790	(3,747)	—	43	—	—
GSC	258,354	(258,298)	—	56	—	—
JPM	134,367	(134,079)	—	288	—	—
MSC	187,744	(187,744)	—	—	—	—
MZS	6,543	(6,543)	—	—	—	—
	816,823	(815,515)	—	1,308

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	662	225,304	451,767	3,073,920	355,113

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	695	—	695
[8] Variation margin on futures/futures options contracts	—	—	—	—	115	115
[8] Variation margin on swap agreements	—	5	—	—	405	410
OTC swap agreements	—	147	—	—	—	147
OTC swap premiums paid	—	7	—	—	—	7
Total derivative instruments assets	—	159	—	695	520	1,374
Derivative instruments liabilities:
Written options, at value	—	—	—	—	66	66
Forward foreign currency contracts	—	—	—	209	—	209
[8] Variation margin on futures/futures options contracts	—	—	—	—	299	299
[8] Variation margin on swap agreements	—	10	—	—	238	248
OTC swap agreements	—	5	—	—	—	5
OTC swap premiums received	—	128	—	—	—	128
Total derivative instruments liabilities	—	143	—	209	603	955
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	34	34
Written option contracts	—	—	—	—	305	305
Forward foreign currency contracts	—	—	—	567	—	567
Futures/futures options contracts	—	—	—	—	(589)	(589)
Swap agreements	—	685	—	—	(390)	295
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	16	16
Forward foreign currency contracts	—	—	—	862	—	862
Futures/futures options contracts	—	—	—	—	(798)	(798)
Swap agreements	—	(311)	—	—	380	69

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	96	(3)	(30)	63	30	—
BNP	93	(22)	—	71	—	—
BOA	245	—	(245)	—	260	—
CIT	18	(7)	—	11	—	—
DUB	17	—	—	17	—	—
GSC	57	(57)	—	—	—	—
JPM	266	(39)	—	227	—	—
MSC	18	(13)	—	5	—	—
SCB	21	(8)	—	13	—	—
UBS	11	(2)	—	9	—	—
Derivatives eligible for offset	842	(151)	(275)	416
Derivatives not eligible for offset	532				—	—
	1,374
Derivative Liabilities by Counterparty*
ANZ	3	—	—	3	—	—
BCL	3	(3)	—	—	—	—
BNP	22	(22)	—	—	—	—
CIT	7	(7)	—	—	—	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
GSC	183	(57)	—	126	—	—
JPM	39	(39)	—	—	—	—
MSC	13	(13)	—	—	—	71
SCB	8	(8)	—	—	—	—
UBS	2	(2)	—	—	—	—
Derivatives eligible for offset	280	(151)	—	129
Derivatives not eligible for offset	675				9,655	9,302
	955

	Gross Amount Presented in the Statement of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

				Total Collateral [5]
				Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	28,202	(28,202)	—	—	—	—
BOA	14,439	(14,439)	—	—	—	—
CIT	4,577	(4,577)	—	—	—	—
GSC	76,329	(76,329)	—	—	320	—
JPM	16,608	(16,608)	—	—	270	—
UBS	87,751	(87,751)	—	—	675	—
WFC	19,413	(19,350)	(30)	33	30	—
	247,319	(247,256)	(30)	33

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	28,539	(28,202)	—	337	—	—
BOA	14,566	(14,439)	—	127	—	—
CIT	4,614	(4,577)	—	37	—	—
GSC	76,727	(76,329)	—	398	—	—
JPM	16,645	(16,608)	—	37	—	—
UBS	87,918	(87,751)	—	167	—	—
WFC	19,350	(19,350)	—	—	—	—
	248,359	(247,256)	—	1,103

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	76	72,508	117,119	112,719	72,679

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitue for investment in physcial securites, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates, and replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,255	—	2,255
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,508	1,508
[8] Variation margin on swap agreements	—	—	—	—	1,413	1,413
OTC swap agreements	—	—	—	—	9	9
Total derivative instruments assets	—	—	—	2,255	2,930	5,185
Derivative instruments liabilities:
Written options, at value	—	—	—	—	1,101	1,101
Forward foreign currency contracts	—	—	—	72	—	72
[8] Variation margin on futures/futures options contracts	—	—	—	—	790	790
[8] Variation margin on swap agreements	—	—	—	—	1,227	1,227
OTC swap agreements	—	—	—	—	665	665
Total derivative instruments liabilities	—	—	—	72	3,783	3,855
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Written option contracts	—	—	—	—	1,503	1,503
Forward foreign currency contracts	—	—	—	3,870	—	3,870
Futures/futures options contracts	—	—	—	—	5,622	5,622
Swap agreements	—	—	—	—	5,551	5,551
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	1,684	1,684
Forward foreign currency contracts	—	—	—	4,961	—	4,961
Futures/futures options contracts	—	—	—	—	6,765	6,765
Swap agreements	—	—	—	—	(12,736)	(12,736)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	741	(3)	(690)	48	690	—
BOA	1,381	—	(1,340)	41	1,340	—
CIT	9	(9)	—	—	80	—
DUB	46	—	—	46	—	—
MSC	9	(9)	—	—	320	—
SCB	78	(43)	—	35	—	—
Derivatives eligible for offset	2,264	(64)	(2,030)	170
Derivatives not eligible for offset	2,921				—	—
	5,185
Derivative Liabilities by Counterparty*
ANZ	1	—	—	1	—	—
BCL	343	—	(343)	—	—	350
BNP	3	(3)	—	—	—	—
CIT	273	(9)	—	264	—	—
GSC	498	—	(498)	—	—	659
JPM	12	—	—	12	—	—
MSC	665	(9)	—	656	—	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
SCB	43	(43)	—	—	—	—
Derivatives eligible for offset	1,838	(64)	(841)	933
Derivatives not eligible for offset	2,017				9,268	7,037
	3,855

	Gross Amount Presented in the Statements of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	117,776	(117,776)	—	—	—	—
BOA	45,645	(45,645)	—	—	—	—
GSC	47,353	(47,353)	—	—	—	—
JPM	35,111	(35,111)	—	—	390	—
MSC	831,320	(831,320)	—	—	97	—
	1,077,205	(1,077,205)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	127,863	(117,776)	(298)	9,789	—	298
BOA	46,015	(45,645)	—	370	—	—
GSC	47,565	(47,353)	—	212	—	—
JPM	35,228	(35,111)	—	117	—	—
MSC	1,048,845	(831,320)	—	217,525	—	—
	1,305,516	(1,077,205)	—	228,013

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,182	693,025	303,704	984,555	303,187

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/PPM America Investment Grade Credit Fund – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PPM America Investment Grade Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	34	34
Total derivative instruments assets	—	—	—	—	34	34
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	23	23
Total derivative instruments liabilities	—	—	—	—	23	23
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	121	121
Swap agreements	—	(15)	—	—	—	(15)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	50	50
Swap agreements	—	4	—	—	—	4

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	34				—	—
	34
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	23				173	—
	23

JNL/PPM America Investment Grade Credit Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	3,399	1,286

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	6	6
Total derivative instruments liabilities	—	—	—	—	6	6
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	(37)	(37)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(164)	(164)
Swap agreements	—	(2)	—	—	—	(2)

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	6,885	137	143

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments liabilities:
Written options, at value	—	—	36,494	—	—	36,494
Total derivative instruments liabilities	—	—	36,494	—	—	36,494
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Written option contracts	—	—	13,334	—	—	13,334
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(11,228)	—	—	(11,228)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
BCL	1,634	—	—	1,634	—	—
BOA	1,763	—	(1,763)	—	—	4,950
CIT	8,957	—	—	8,957	—	—
GSC	3,810	—	(3,810)	—	—	7,614
JPM	12,406	—	—	12,406	—	—
SSB	1,255	—	—	1,255	—	—
UBS	658	—	(658)	—	—	2,313
WFI	6,011	—	(6,011)	—	—	12,240
Derivatives eligible for offset	36,494	—	(12,242)	24,252
Derivatives not eligible for offset	—				—	—
	36,494

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

Cost of Options Purchased and Written ($)
Average monthly volume	30,825

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/T. Rowe Price Short-Term Bond Fund – The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	206	206
Total derivative instruments assets	—	—	—	—	206	206
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	41	41
[8] Variation margin on swap agreements	—	2	—	—	—	2
Total derivative instruments liabilities	—	2	—	—	41	43
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(206)	(206)
Futures/futures options contracts	—	—	—	—	(2,817)	(2,817)
Swap agreements	—	(306)	—	—	—	(306)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	327	327
Swap agreements	—	329	—	—	—	329

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	206				—	—
	206
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	43				—	2,334
	43

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	18	409,190	8,840

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Purchased options, at value	—	—	199	—	—	199
Forward foreign currency contracts	—	—	—	80	—	80
OTC swap agreements	—	—	1,318	—	146	1,464
Total derivative instruments assets	—	—	1,517	80	146	1,743
Derivative instruments liabilities:
Written options, at value	—	—	379	—	—	379
Forward foreign currency contracts	—	—	—	38	—	38
OTC swap agreements	—	—	2,136	—	—	2,136
Total derivative instruments liabilities	—	—	2,515	38	—	2,553
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,129)	—	—	(1,129)
Written option contracts	—	—	17	—	—	17
Forward foreign currency contracts	—	—	—	325	—	325
Swap agreements	—	—	(124)	—	76	(48)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	808	—	—	808
Written options	—	—	785	—	—	785
Forward foreign currency contracts	—	—	—	137	—	137
Swap agreements	—	—	(744)	—	131	(613)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	59	(59)	—	—	—	—
GSC	1,158	(1,158)	—	—	—	—
JPM	329	(61)	—	268	—	—
Derivatives eligible for offset	1,546	(1,278)	—	268
Derivatives not eligible for offset	197				—	—
	1,743
Derivative Liabilities by Counterparty*
BCL	10	—	—	10	—	—
BOA	93	(59)	—	34	—	—
GSC	2,039	(1,158)	(881)	—	8,230	—
JPM	61	(61)	—	—	840	—
Derivatives eligible for offset	2,203	(1,278)	(881)	44
Derivatives not eligible for offset	350				—	—
	2,553

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,399	9,228	53,723

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Western Asset Global Multi-Sector Bond Fund Derivative Strategies – The Fund entered into options contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in foreign currencies. The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Western Asset Global Multi-Sector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	744	—	744
[8] Variation margin on futures/futures options contracts	—	—	—	—	70	70
Total derivative instruments assets	—	—	—	744	70	814
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,356	—	1,356
[8] Variation margin on futures/futures options contracts	—	—	—	—	172	172
Total derivative instruments liabilities	—	—	—	1,356	172	1,528
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(76)	—	(76)
Forward foreign currency contracts	—	—	—	(1,284)	—	(1,284)
Futures/futures options contracts	—	—	—	—	(749)	(749)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	75	—	75
Forward foreign currency contracts	—	—	—	1,492	—	1,492
Futures/futures options contracts	—	—	—	—	(1,406)	(1,406)

JNL/Western Asset Global Multi-Sector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	14	(14)	—	—	—	—
CIT	176	(176)	—	—	—	—
GSC	112	(112)	—	—	—	63
JPM	442	—	—	442	—	—
Derivatives eligible for offset	744	(302)	—	442
Derivatives not eligible for offset	70				—	—
	814
Derivative Liabilities by Counterparty*
BNP	794	(14)	—	780	—	—
BOA	117	—	—	117	—	—
CIT	260	(176)	—	84	—	—
GSC	184	(112)	—	72	—	—
MSC	1	—	—	1	—	—
Derivatives eligible for offset	1,356	(302)	—	1,054
Derivatives not eligible for offset	172				477	—
	1,528

JNL/Western Asset Global Multi-Sector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	11	93,069	95,925

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	66	66
Total derivative instruments assets	—	—	—	—	66	66
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(14)	—	(14)
Futures/futures options contracts	—	—	—	—	521	521
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(346)	(346)

JNL/WMC Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	19,436	2,017

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL Bond Index Fund – Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	9,048	(9,048)	—	—	—	—
BOA	11,268	(11,268)	—	—	—	—
GSC	11,203	(11,203)	—	—	—	—
JPM	16.850	(16.850)	—	—	—	—
MSC	4,431	(4,431)	—	—	—	—
NSI	3,672	(3,672)	—	—	—	—
	56,472	(56,472)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*

BCL	9,086	(9,048)	—	38	—	—
BOA	11,286	(11,268)	—	18	—	—
GSC	11,262	(11,203)	—	59	—	—
JPM	16,890	(16.850)	—	40	—	—
MSC	4,447	(4,431)	—	16	—	—
NSI	3,685	(3,672)	—	13	—	—
	56,656	(56,472)	—	184

JNL/AB Sustainable Global Thematic Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	8	(8)	—	—	—	—
CIT	1	—	—	1	—	—
MSC	12	(12)	—	—	—	—
UBS	20	—	—	20	—	—
Derivatives eligible for offset	41	(20)	—	21
Derivatives not eligible for offset	—				—	—
	41
Derivative Liabilities by Counterparty*
ANZ	2	—	—	2	—	—
BOA	9	(8)	—	1	—	—
GSC	18	—	—	18	—	—
MSC	13	(12)	—	1	—	—
Derivatives eligible for offset	42	(20)	—	22
Derivatives not eligible for offset	—				—	—
	42

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	9,303	—	(9,303)	—	12,140	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BNP	6,316	(1,785)	(4,531)	—	—	9,280
BOA	2,284	—	(2,284)	—	—	3,750
CIB	5,088	(1,799)	(3,289)	—	—	6,351
Derivatives eligible for offset	22,991	(3,584)	(19,407)	—
Derivatives not eligible for offset	—				—	—
	22,991
Derivative Liabilities by Counterparty*
BNP	1,785	(1,785)	—	—	—	—
CIB	1,799	(1,799)	—	—	—	—
Derivatives eligible for offset	3,584	(3,584)	—	—
Derivatives not eligible for offset	—				—	—
	3,584

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2024, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 608 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/AQR Large Cap Defensive Style Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Balanced Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/William Blair International Leaders Fund, JNL/WMC Equity Income Fund and JNL/WMC Global Real Estate Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2024, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which did not have significant exposure to more than one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	31,075	—	—	—
JNL Small Cap Index Fund	12,443	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	1,282	—	—
JNL Multi-Manager International Small Cap Fund	—	4,748	—	—
JNL Multi-Manager Mid Cap Fund	—	3	—	—
JNL Multi-Manager Small Cap Growth Fund	—	21	—	—
JNL S&P 500 Index Fund	1,645	—	—	—
JNL/AB Sustainable Global Thematic Fund	—	5,532	—	—
JNL/AQR Large Cap Defensive Style Fund	9,832	—	—	—
JNL/Baillie Gifford International Growth Fund	—	711	—	—
JNL/BlackRock Global Natural Resources Fund	—	108	—	—
JNL/BlackRock Large Cap Select Growth Fund	—	105	—	—
JNL/Causeway International Value Select Fund	—	8,646	—	—
JNL/DFA International Core Equity Fund	—	4	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,897,714
JNL/DoubleLine Total Return Fund	686,756	—	—	—
JNL/First Sentier Global Infrastructure Fund	—	9	—	—
JNL/GQG Emerging Markets Equity Fund	—	1,750	—	—
JNL/Harris Oakmark Global Equity Fund	—	577	—	—
JNL/Invesco Global Growth Fund	—	619	—	—
JNL/Invesco Small Cap Growth Fund	—	31	—	—
JNL/Lazard International Strategic Equity Fund	—	729	—	—
JNL/Loomis Sayles Global Growth Fund	—	364	—	—
JNL/Lord Abbett Short Duration Income Fund	334,078	—	—	—
JNL/Mellon Communication Services Sector Fund	4,857	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	3,864	—	—	—
JNL/Mellon Consumer Staples Sector Fund	3,275	—	—	—
JNL/Mellon Dow Index Fund	8,845	—	—	—
JNL/Mellon Energy Sector Fund	18,346	—	—	—
JNL/Mellon Financial Sector Fund	7,030	—	—	—
JNL/Mellon Healthcare Sector Fund	12,152	—	—	—
JNL/Mellon Industrials Sector Fund	1,656	—	—	—
JNL/Mellon Information Technology Sector Fund	31,640	—	—	—
JNL/Mellon Materials Sector Fund	1,114	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	72,196	—	—	—
JNL/Mellon Real Estate Sector Fund	950	—	—	—
JNL/Mellon S&P 500 Index Fund	89,844	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	39,531	—	—	—
JNL/Mellon Utilities Sector Fund	2,773	—	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	10	—	—
JNL/Morningstar U.S. Sustainability Index Fund	1,811	—	—	—
JNL/Morningstar Wide Moat Index Fund	8,231	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	85,281	—	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	41,996	—	—	—
JNL/PPM America Total Return Fund	341,008	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	1,654	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	12,556	—	—	—
JNL/T. Rowe Price Balanced Fund	6,885	137	143	—
JNL/T. Rowe Price Established Growth Fund	—	780	—	—
JNL/T. Rowe Price Value Fund	—	135	—	—
JNL/WCM China Quality Growth Fund	—	8	—	—
JNL/WCM Focused International Equity Fund	—	1,402	—	—
JNL/William Blair International Leaders Fund	—	5,414	—	—
JNL/WMC Equity Income Fund	—	101	—	—
JNL/WMC Global Real Estate Fund	—	1,314	—	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2024 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL Emerging Markets Index Fund	GSC	444	—
JNL Mid Cap Index Fund	GSC	1,430	—
JNL Small Cap Index Fund	GSC	809	—
JNL S&P 500 Index Fund	GSC	100	—
JNL/AQR Large Cap Defensive Style Fund	JPM	366	—
JNL/DoubleLine Total Return Fund	JPM	8,421	—
JNL/Franklin Templeton Income Fund	MSC	1,045
JNL/Lord Abbett Short Duration Income Fund	BOA	1,010	—
JNL/Mellon Communication Services Sector Fund	GSC	352	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	232	—
JNL/Mellon Consumer Staples Sector Fund	GSC	145	—
JNL/Mellon Dow Index Fund	GSC	321	—
JNL/Mellon Energy Sector Fund	GSC	1,089	—
JNL/Mellon Financial Sector Fund	GSC	364	—
JNL/Mellon Healthcare Sector Fund	GSC	265	—
JNL/Mellon Industrials Sector Fund	GSC	104	—
JNL/Mellon Information Technology Sector Fund	GSC	1,774	—
JNL/Mellon Materials Sector Fund	GSC	69	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	1,919	—
JNL/Mellon Real Estate Sector Fund	GSC	102	—
JNL/Mellon S&P 500 Index Fund	GSC	5,552	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,070	—
JNL/Mellon Utilities Sector Fund	GSC	243	—
JNL/Morningstar SMID Moat Focus Index Fund	GSC	64	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	155	—
JNL/Morningstar Wide Moat Index Fund	GSC	418	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	2,456	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	2,650	—
JNL/PPM America Total Return Fund	MLP	4,228	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	154	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	406	—
JNL/WMC Balanced Fund	GSC	—	592

		Securities Sold Short
	Lending Agent/Prime Broker	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM, MSC, SSB	311,225
JNL/JPMorgan Global Allocation Fund	GSC	5,120
JNL/Westchester Capital Event Driven Fund	JPM	6,324

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The American Funds Insurance Series Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S. Government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. Government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions.

REIT Investment Risk. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the 1940 Act or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Participation Note Risk. Certain Funds may invest in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds’ service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.60%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.93%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.27%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.53%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.53%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.53%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/ClearBridge Large Cap Growth Fund[1]	$0 to $1 billion	.500%
	$1 billion to $1.5 billion	.450%
	$1.5 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.48%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.55%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund[2]	$0 to $500 million	.700%
	$500 million to $1 billion	.650%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.70%
JNL/Franklin Templeton Income Fund[3]	$0 to $200 million	.600%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund[4]	$0 to $1 billion	.870%
	$1 billion to $3 billion	.850%
	$3 billion to $5 billion	.825%
	Over $5 billion	.815%	.89%
JNL/Harris Oakmark Global Equity Fund[5]	$0 to $250 million	.670%
	$250 million to $1 billion	.635%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.67%
JNL/Heitman U.S. Focused Real Estate Fund[6]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund[7]	$0 to $500 million	.650%
	$500 million to $1 billion	.630%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.64%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.28%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Lazard International Strategic Equity Fund[8]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.15%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.49%
JNL/Newton Equity Income Fund[9]	$0 to $1 billion	.440%
	$1 billion to $3 billion	.390%
	$3 billion to $5 billion	.380%
	Over $5 billion	.370%	.42%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Investment Grade Credit Fund	$0 to $1 billion	.375%
	$1 billion to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.37%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund[10]	$0 to $500 million	.510%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.52%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	.52%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.57%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2024
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.47%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/Western Asset Global Multi-Sector Bond Fund[11]	$0 to $1 billion	.500%
	$1 billion to $2 billion	.475%
	$2 billion to $3 billion	.450%
	$3 billion to $5 billion	.425%
	Over $5 billion	.400%	.52%
JNL/William Blair International Leaders Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.43%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.58%
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

[1]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.500%, the range for $1 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.440% and for over $5 billion was 0.430%.

[2]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.700%, the range for $500 million - $1 billion was 0.690%, the range for $1 billion - $3 billion was 0.630%, the range for $3 billion - $5 billion was 0.620% and for over $5 billion was 0.610%.

[3]

Prior to April 29, 2024, for advisory fees, the range for $0 - $100 million was 0.700%, the range for $100 million - $200 million was 0.650%, the range for $200 million - $500 million was 0.550%, the range for $500 million - $3 billion was 0.500%, the range for $3 billion - $5 billion was 0.490% and for over $5 billion was 0.480%.

[4]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.900%, the range for $1 billion - $3 billion was 0.875%, the range for $3 billion - $5 billion was 0.850% and for over $5 billion was 0.840%.

[5]

Prior to April 29, 2024, for advisory fees, the range for $0 - $250 million was 0.700%, the range for $250 million - $1 billion was 0.675%, the range for $1 billion - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.640% and for over $5 billion was 0.630%.

[6]

On May 31, 2024, the Board approved that, effective October 21, 2024, for advisory fees, the range for $0 - $1 billion will be 0.580%, the range for $1 billion - $3 billion will be 0.550%, the range for $3 billion - $5 billion will be 0.540% and for over $5 billion will be 0.530%.

[7]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.660%, the range for $1 billion - $2 billion was 0.630%, the range for $2 billion - $3 billion was 0.610%, the range for $3 billion - $5 billion was 0.600% and for over $5 billion was 0.590%.

[8]

On May 31, 2024, the Board approved that, effective October 21, 2024, for advisory fees, the range for $0 - $1 billion will be 0.600%, the range for $1 billion - $3 billion will be 0.575%, the range for $3 billion - $5 billion will be 0.565% and for over $5 billion will be 0.555%.

[9]

Prior to April 29, 2024, for advisory fees, the range for $0 - $1 billion was 0.450%, the range for $1 billion - $3 billion was 0.400%, the range for $3 billion - $5 billion was 0.390% and for over $5 billion was 0.380%.

[10]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.530%, the range for $500 million - $1 billion was 0.475%, the range for $1 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.440% and for over $5 billion was 0.430%.

[11]

Prior to April 29, 2024, for advisory fees, the range for $0 - $500 million was 0.525%, the range for $500 million - $1 billion was 0.500%, the range for $1 billion - $2 billion was 0.475%, the range for $2 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.425% and for over $5 billion was 0.400%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE is the total annual fund operating expenses after fee waivers and/or expense reimbursements for each JPMorgan Underlying Fund. No advisory fees were waived pursuant to this agreement during the period. In the event advisory fees are waived in the future, none of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250
JNL/American Funds Capital World Bond Fund	0.430
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Global Small Capitalization Fund[1]	0.470
JNL/American Funds Growth Fund[2]	0.430
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund	0.050 on net assets between $0 - $500 million and 0.030 on net assets over $500 million

1 Prior to April 29, 2024, this contractual fee waiver was 0.460%.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

2 Prior to April 29, 2024, this contractual fee waiver was 0.450%.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/Goldman Sachs Funds of Funds	0.020 on net assets $0 - $500 million
JNL/ClearBridge Large Cap Growth Fund[1]	0.010 on net assets over $1.5 billion
JNL/First Sentier Global Infrastructure Fund[1]	0.040 on net assets between $500 million - $1 billion and 0.020 on net assets over $1 billion
JNL/Franklin Templeton Income Fund[1]	0.100 on net assets between $0 - $100 million and 0.050 on net assets $100 million - $200 million
JNL/GQG Emerging Markets Equity Fund[1]	0.030 on net assets $0 - $1 billion and 0.025 on assets over $1 billion
JNL/Harris Oakmark Global Equity Fund[1]	0.030 on net assets $0 - $250 million and 0.040 on assets over $250 million
JNL/Invesco Small Cap Growth Fund[1]	0.010 on net assets between $0 - $500 million, 0.030 on net assets between $500 million and $1 billion and 0.020 on net assets between $1 billion and $2 billion
JNL/Newton Equity Income Fund[1]	0.010 on all net assets
JNL/T. Rowe Price Balanced Fund[1]	0.020 on net assets between $0 - $500 million
JNL/Western Asset Global Multi-Sector Bond Fund[1]	0.025 on net assets between $0 - $500 million

1 Effective April 29, 2024, this voluntary waiver was converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Administrative Fee
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Administrative Fee
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Assets	Administrative Fee
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Investment Grade Credit Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Western Asset Global Multi-Sector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1] The effective fee rate for these Funds is based on total net assets of the associated master fund.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund,

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2024, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Invesco Global Growth Fund $2 and JNL/Invesco Small Cap Growth Fund $51.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the period ended June 30, 2024:

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL Multi-Manager Emerging Markets Equity Fund	106	—	—
JNL/BlackRock Large Cap Select Growth Fund	5,528	—	—
JNL/WMC Balanced Fund	—	8,291	(1,832)
JNL/WMC Equity Income Fund	904	—	—
JNL/WMC Global Real Estate Fund	—	28	(2)

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2024, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	—	47	—
JNL Multi-Manager Alternative Fund	84	—	17	67

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Mid Cap Fund	66	—	3	63
JNL Multi-Manager U.S. Select Equity Fund	12	—	—	12
JNL/AB Sustainable Global Thematic Fund	3	—	3	—
JNL/BlackRock Global Allocation Fund	1,233	39	1,194	—
JNL/BlackRock Global Natural Resources Fund	121	—	121	—
JNL/BlackRock Large Cap Select Growth Fund	108	—	108	—
JNL/ClearBridge Large Cap Growth Fund	18	—	—	18
JNL/First Sentier Global Infrastructure Fund	123	—	123	—
JNL/Franklin Templeton Income Fund	104	—	104	—
JNL/GQG Emerging Markets Equity Fund	256	—	155	101
JNL/Invesco Diversified Dividend Fund	214	45	169	—
JNL/Invesco Global Growth Fund	1,263	30	1,120	113
JNL/JPMorgan Global Allocation Fund	459	10	413	36
JNL/Mellon World Index Fund	148	14	101	33
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/Newton Equity Income Fund	78	—	—	78
JNL/T. Rowe Price Balanced Fund	205	22	163	20
JNL/T. Rowe Price Established Growth Fund	135	—	101	34
JNL/T. Rowe Price Mid-Cap Growth Fund	29	—	—	29
JNL/T. Rowe Price Value Fund	207	19	188	—
JNL/WMC Balanced Fund	11	7	4	—
JNL/WMC Equity Income Fund	89	2	87	—
JNL/WMC Global Real Estate Fund	153	5	117	31

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Bond Fund of America Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital Income Builder Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds International Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Materials Sector Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/Mellon S&P 500 Index Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/Mellon Utilities Sector Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon World Index Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar SMID Moat Focus Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL Bond Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Multi-Manager Alternative Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/PIMCO Real Return Fund
JNL S&P 500 Index Fund	JNL/PPM America Floating Rate Income Fund
JNL Small Cap Index Fund	JNL/PPM America Investment Grade Credit Fund
JNL/AB Sustainable Global Thematic Fund	JNL/PPM America High Yield Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/PPM America Total Return Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/BlackRock Global Allocation Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Balanced Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Equity Income Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Global Real Estate Fund
JNL/WMC Value Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Each of these Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2023, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL iShares Tactical Moderate Fund	471	—	471
JNL Multi-Manager Emerging Markets Equity Fund	37,570	49,211	86,781
JNL Multi-Manager International Small Cap Fund	50,174	55,738	105,912
JNL/Baillie Gifford International Growth Fund	9,448	163,893	173,341
JNL/DFA International Core Equity Fund	9,203	6,672	15,875
JNL/Heitman U.S. Focused Real Estate Fund	16,664	11,534	28,198
JNL/Lazard International Strategic Equity Fund	12,786	15,325	28,111
JNL/Loomis Sayles Global Growth Fund	4,379	—	4,379
JNL/Lord Abbett Short Duration Income Fund	16,949	33,659	50,608
JNL/Morningstar PitchBook Listed Private Equity Index Fund	146	884	1,030
JNL/WCM China Quality Growth Fund	85	213	298
JNL/Western Asset Global Multi-Sector Bond Fund	85,120	142,830	227,950
JNL/William Blair International Leaders Fund	45,747	26,066	71,813

At December 31, 2023, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2023 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2024:

Amount($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	128
JNL/WCM China Quality Growth Fund	148

As of June 30, 2024, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL iShares Tactical Growth Fund	318,020	41,487	(5,325)	36,162
JNL iShares Tactical Moderate Fund	201,922	7,535	(9,292)	(1,757)
JNL iShares Tactical Moderate Growth Fund	319,085	30,435	(10,857)	19,578
JNL International Index Fund	1,944,969	535,323	(226,164)	309,159
JNL Multi-Manager Emerging Markets Equity Fund	835,695	125,458	(91,860)	33,598
JNL Multi-Manager International Small Cap Fund	681,147	95,550	(105,720)	(10,170)
JNL/Baillie Gifford International Growth Fund	936,464	159,616	(346,154)	(186,538)
JNL/Causeway International Value Select Fund	1,796,733	229,162	(117,847)	111,315
JNL/DFA International Core Equity Fund	298,223	49,261	(23,678)	25,583
JNL/Harris Oakmark Global Equity Fund	629,183	86,911	(68,304)	18,607
JNL/Heitman U.S. Focused Real Estate Fund	122,859	(1,284)	(2,991)	(4,275)
JNL/Lazard International Strategic Equity Fund	430,013	78,325	(26,152)	52,173
JNL/Loomis Sayles Global Growth Fund	554,105	223,544	(50,972)	172,572
JNL/Lord Abbett Short Duration Income Fund	659,467	3,061	(5,365)	(2,304)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	13,720	586	(301)	285
JNL/Morningstar Wide Moat Index Fund	1,323,550	97,672	(82,349)	15,323
JNL/WCM China Quality Growth Fund	6,103	278	(959)	(681)
JNL/WCM Focused International Equity Fund	1,325,424	440,246	(56,501)	383,745
JNL/Western Asset Global Multi-Sector Bond Fund	372,228	6,347	(15,254)	(8,907)
JNL/William Blair International Leaders Fund	991,733	162,716	(24,462)	138,254
JNL/WMC Government Money Market Fund	2,747,937	6	(6)	—

As of June 30, 2024, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	(22)	99	—	99
Forward Foreign Currency Contracts	(59)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	167	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	8	—	—	—
JNL/Western Asset Global Multi-Sector Bond Fund
Futures/Futures Options Contracts	344	—	—	—
Forward Foreign Currency Contracts	(675)	744	(681)	63

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2023 was as follows:

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL iShares Tactical Growth Fund	5,888	4,675	—
JNL iShares Tactical Moderate Fund	4,599	—	—
JNL iShares Tactical Moderate Growth Fund	6,727	6,034	—
JNL International Index Fund	63,488	—	—
JNL Multi-Manager Emerging Markets Equity Fund	14,161	—	—
JNL Multi-Manager International Small Cap Fund	18,055	—	—
JNL/Causeway International Value Select Fund	28,691	—	—
JNL/DFA International Core Equity Fund	5,215	—	—
JNL/Harris Oakmark Global Equity Fund	11,608	6,680	—
JNL/Heitman U.S. Focused Real Estate Fund	4,653	—	—
JNL/Lazard International Strategic Equity Fund	6,810	—	—
JNL/Loomis Sayles Global Growth Fund	921	21,800	—
JNL/Lord Abbett Short Duration Income Fund	22,423	—	—
JNL/Morningstar Wide Moat Index Fund	10,823	49,964	—
JNL/WCM Focused International Equity Fund	—	205,016	—
JNL/William Blair International Leaders Fund	240	—	—
JNL/WMC Government Money Market Fund	130,223	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Funds file U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2024.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

JNL Series Trust (Unaudited)

Additional Disclosures (Unaudited)

June 30, 2024

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Supplement Dated May 24, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Growth Fund, please add the following after the last paragraph:

Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Mid Cap Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Mid Cap Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Effective May 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Laird Bieger	April 2022	Vice President and Portfolio Manager, BAMCO
Randolph Gwirtzman, CFA	April 2022	Vice President and Portfolio Manager, BAMCO
Andrew L. Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager, GIM
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager, GIM
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager, GIM
Todd Beiley, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Jon Christensen, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Julie Biel, CFA	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Chris Wright, CFA	March 2022	Portfolio Manager and Senior Research Analyst, KAR
Brian C. Fitzsimons, CFA	April 2022	Director of Small-Cap Growth Strategies, SBH
Mitch S. Begun, CFA	April 2022	Senior Portfolio Manager, SBH
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS

Name:	Joined Fund Management Team In:	Title:
Investments
Trevor Martin	May 2024	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/PPM America Investment Grade Credit Fund, please add the following after the last bulleted paragraph:

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

This Supplement is dated May 24, 2024.

Supplement Dated June 17, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 1, 2024, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Donald D. O’Neal, William L. Robbins and Carlos A. Schonfeld.

Effective June 30, 2024, for the JNL/BlackRock Global Allocation Fund, please delete all references to and information for David Clayton.

Effective June 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles E. Ellwein	May 2020	Partner, Capital Research Global Investors, CRMC
J. Blair Frank	2010	Partner, Capital Research Global Investors, CRMC
Caroline Jones	June 2024	Partner, Capital Research Global Investors, CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors, CRMC

Effective May 31, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please add the following after the last paragraph:

In addition to the principal investment strategies discussed above, the Sub-Adviser may invest in collateralized loan obligations.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security's “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

This Supplement is dated June 17, 2024.

Supplement Dated July 31, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Douglas S. Foreman.

Effective July 1, 2024, for the JNL/PPM America Investment Grade Credit Fund, please delete all references to and information for David Frizzie, Michael T. Kennedy, Jon Nelson, and Josh Settle.

Effective July 1, 2024, for the JNL/PPM America Total Return Fund, please delete all references to and information for David Frizzie, Mark Redfearn, and Calvin Walker.

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2022	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2022	Vice President and Portfolio Manager, JNAM
Adam Spielman	June 2018	Portfolio Manager PPM
John Broz	February 2023	Portfolio Manager, PPM

Name:	Joined Fund Management Team In:	Title:
Eric Mollenhauer	September 2022	Portfolio Manager, FIAM
Kevin Nielsen	September 2022	Portfolio Manager, FIAM
Chandler Perine	October 2022	Portfolio Manager, FIAM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America High Yield Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Portfolio Manager, PPM
Karl Petrovich	April 2018	Portfolio Manager, PPM
John Broz	May 2019	Portfolio Manager, PPM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Investment Grade Credit Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Mark Redfearn, CFA	April 2024	Portfolio Manager, PPM
Calvin Walker	April 2024	Portfolio Manager, PPM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Total Return Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA*	2009	Portfolio Manager, PPM
Josh Settle, CFA	October 2021	Portfolio Manager, PPM
Jon Nelson	July 2024	Portfolio Manager, PPM

* Mr. Kennedy will retire in early 2025.

This Supplement is dated July 31, 2024.

JNL Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

Please note that recent changes to your delivery preferences may not be reflected with this mailing.

For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV6413 08/24

JACKSON®

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 6-month period ended June 30, 2024:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$189,998	$0	$0	$192,500	[2]
	Michael Bouchard	$177,660	$0	$0	$180,000	[3]
	Ellen Carnahan	$189,998	$0	$0	$192,500	[4]
	John Gillespie	$189,998	$0	$0	$192,500
	William R. Rybak	$177,660	$0	$0	$180,000
	Mark S. Wehrle	$192,465	$0	$0	$195,000
	Edward Wood	$229,478	$0	$0	$232,500	[5]
	Patricia Woodworth	$177,660	$0	$0	$180,000
[1]	The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust, JNL Investors Series Trust, Jackson Credit Opportunities Fund, and Jackson Real Assets Fund (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $1,545,000.
[2]	Amount includes $192,500 deferred by Mr. Anyah.
[3]	Amount includes $9,000 deferred by Mr. Bouchard.
[4]	Amount includes $192,500 deferred by Ms. Carnahan
[5]	Amount includes $69,750 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF INVESTMENT SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on February 28 – February 29, 2024, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to Sub-Adviser and Sub-Sub-Adviser replacements and additions for the following existing Funds:

1.	JNL Multi-Manager Emerging Markets Equity Fund
a.	An amendment to the Trust’s existing Sub-Advisory Agreement with GQG Partners LLC (“GQG”), whereby GQG would replace Wellington Management Company, LLP (“Wellington”) as Sub-Adviser.

2.	JNL/T. Rowe Price Balanced Fund
a.	An amendment to the existing Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. (“TRPA”) and T. Rowe Price International Ltd. (“TRPIL”), whereby TRPIL is appointed as a Sub-Sub-Adviser.

3.	JNL/BlackRock Global Allocation Fund
a.	A new Sub-Sub-Advisory Agreement between BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”), whereby BIL is appointed as a Sub-Sub-Adviser.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with GQG, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to one or more existing Funds in the Trust. With respect to its approval of an amendment to the Sub-Sub-Advisory Agreement with TRPIL, the Board noted that the Sub-Sub-Advisory Agreement was with a Sub-Sub-Adviser that already provides services to one or more existing Funds in the Trust. With respect to its approval of a new Sub-Sub-Advisory Agreement with BIL, the Board noted that the Sub-Sub-Advisory Agreement was with a Sub-Sub-Adviser that already provides services to one or more existing Funds in the Trust. Thus, with respect to this Sub-Adviser and these Sub-Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by the Sub-Advisers and the Sub-Sub-Advisers.

The Board considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of each Sub-Adviser and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of each Sub-Adviser and Sub-Sub-Adviser, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about JNAM, the Sub-Advisers and the Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

JNL Multi-Manager Emerging Markets Equity Fund. The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL/T. Rowe Price Balanced Fund. The Board considered the Sub-Adviser’s proposal regarding the transfer of investment responsibilities to the Sub-Sub-Adviser for the Fund. The Board considered that there will be no change to the investment strategy or portfolio manager(s) of the Fund due to the appointment of the Sub-Sub-Adviser.

JNL/BlackRock Global Allocation Fund. The Board considered the Sub-Adviser’s proposal regarding the transfer of investment responsibilities to the Sub-Sub-Adviser for the Fund. The Board considered that there will be no change to the investment strategy or portfolio manager(s) of the Fund due to the appointment of the Sub-Sub-Adviser.

Costs of Services

        The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that for each of JNL/T. Rowe Price Balanced Fund and JNL/BlackRock Global Allocation Fund, sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

JNL Multi-Manager Emerging Markets Equity Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s proposed sub-advisory fee is higher than the current sub-advisory fee and the peer group average. The Board noted that the Fund’s advisory fee is lower than the peer group average and is not proposed to change. The Board also noted that the total expense ratio is lower than the peer group average and is not proposed to change. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Balanced Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund's advisory fee is equal to its peer group average and its sub-advisory fee and total expense ratio are within five basis points and three basis points of their respective group averages. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective May 1, 2023, and a voluntary advisory fee waiver effective September 1, 2023, which will convert to a contractual advisory fee reduction in April 2024. The Board noted that the Fund’s sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund's advisory fee is lower than the peer group average, while the sub-advisory fee is equal to its peer group and total expense ratio is within six basis points of its peer group average. The Board noted that the Fund’s sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by JNAM and each Sub-Adviser. The Board determined that profits expected to be realized by JNAM and each existing Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates. The Board also noted that the sub-advisory fee for each Fund will be paid by JNAM (not the Fund) and that, for each of JNL/T. Rowe Price Balanced Fund and JNL/BlackRock Global Allocation Fund, the sub-sub-advisory fees will be paid by each Fund’s Sub-Adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Adviser, the Sub-Advisers and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers or Sub-Sub-Advisers as a result of their relationship with the Funds.

APPROVAL OF INVESTMENT ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on May 30 – May 31, 2024, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following three new Funds (the “New Funds”) to the existing Advisory Agreement and corresponding amended Sub-Advisory Agreements and Sub-Sub-Advisory Agreement noted below:

4.	JNL/American Funds® Moderate Allocation Fund
5.	JNL/JPMorgan Nasdaq® Hedged Equity Fund
a.	An amendment to the Trust’s existing Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“JPM”).
6.	JNL/T. Rowe Price Capital Appreciation Equity Fund
a.	An amendment to the Trust’s existing Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“TRP”).
b.	An amendment to the existing Sub-Sub-Advisory Agreement between TRP and T. Rowe Price Investment Management, Inc. (“TRPIM”), whereby TRPIM is appointed as a Sub-Sub-Adviser.

The Board further considered information relating to Sub-Adviser replacements and additions for the following existing Funds:

1.	JNL Multi-Manager Small Cap Growth Fund
a.	A new Sub-Advisory Agreement with Driehaus Capital Management LLC (“Driehaus”), whereby Driehaus is appointed as a Sub-Adviser.
2.	JNL/Heitman U.S. Focused Real Estate Fund
a.	A new Sub-Advisory Agreement with Cohen & Steers Capital Management Inc. (“Cohen”), whereby Cohen would replace Heitman Real Estate Securities LLC (“Heitman”) as Sub-Adviser, and the Fund is renamed the JNL/Cohen & Steers U.S. Realty Fund.
3.	JNL/WMC Government Money Market Fund
a.	An amendment to the Trust’s existing Sub-Advisory Agreement with Mellon Investments Corporation (“Mellon”), whereby Mellon would replace Wellington Management Company LLP (“Wellington”) as Sub-Adviser, and the Fund is renamed the JNL/Dreyfus Government Money Market Fund.
4.	JNL/Goldman Sachs Managed Aggressive Growth Fund
a.	A new Sub-Advisory Agreement with JPM, whereby JPM would replace Goldman Sachs Asset Management, L.P. (“Goldman”) as Sub-Adviser, and the Fund is renamed the JNL/JPMorgan Managed Aggressive Growth Fund.
5.	JNL/Goldman Sachs Managed Growth Fund
a.	A new Sub-Advisory Agreement with JPM, whereby JPM would replace Goldman as Sub-Adviser, and the Fund is renamed the JNL/JPMorgan Managed Growth Fund.

6.	JNL/Goldman Sachs Managed Moderate Growth Fund
a.	A new Sub-Advisory Agreement with JPM, whereby JPM would replace Goldman as Sub-Adviser, and the Fund is renamed the JNL/JPMorgan Managed Moderate Growth Fund.
7.	JNL/Goldman Sachs Managed Moderate Fund
a.	A new Sub-Advisory Agreement with JPM, whereby JPM would replace Goldman as Sub-Adviser, and the Fund is renamed the JNL/JPMorgan Managed Moderate Fund.
8.	JNL/Goldman Sachs Managed Conservative Fund
a.	A new Sub-Advisory Agreement with JPM, whereby JPM would replace Goldman as Sub-Adviser, and the Fund is renamed the JNL/JPMorgan Managed Conservative Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of TRP and Mellon, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. With respect to its approval of an amendment to the Sub-Sub-Advisory Agreement with TRPIM, the Board noted that the Sub-Sub-Advisory Agreement was with a Sub-Sub-Adviser that already provides services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers and Sub-Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Adviser through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

 Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM, the Sub-Advisers and the Sub-Sub-Adviser.

For each New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the oversight of each Sub-Adviser, as applicable, pursuant to the Trust’s “Manager of Managers” exemptive relief, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of each Sub-Adviser and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of each Sub-Adviser and Sub-Sub-Adviser, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Adviser’s portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about JNAM, the Sub-Advisers and the Sub-Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM under the Advisory Agreement and each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

JNL/American Funds® Moderate Allocation Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board reviewed the performance of other Funds managed by the proposed Adviser with investment strategies similar to that of the Fund.

JNL/JPMorgan Nasdaq® Hedged Equity Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board further noted that the proposed Sub-Adviser’s investment mandate is a custom strategy for the Fund. Accordingly, the Board considered backtested performance results for the Sub-Adviser’s proposed investment mandate.

JNL/T. Rowe Price Capital Appreciation Equity Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the Fund’s proposed benchmark index. The Board also considered the proposed Sub-Sub-Advisory Agreement pursuant to which it is proposed that TRPIM serve as Sub-Sub-Adviser.

Sub-Adviser and Sub-Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager Small Cap Growth Fund. The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the Fund’s benchmark index and the Fund’s peer group returns.

JNL/Heitman U.S. Focused Real Estate Fund (to be renamed JNL/Cohen & Steers U.S. Realty Fund). The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL/WMC Government Money Market Fund (to be renamed JNL/Dreyfus Government Money Market Fund). The Board reviewed the performance of other funds managed by the proposed Sub-Adviser with investment strategies similar to that of the Fund, the benchmark index, and a peer group.

JNL/Goldman Sachs Managed Aggressive Growth Fund (to be renamed JNL/JPMorgan Managed Aggressive Growth Fund), JNL/Goldman Sachs Managed Growth Fund (to be renamed JNL/JPMorgan Managed Growth Fund), JNL/Goldman Sachs Managed Moderate Growth Fund (to be renamed JNL/JPMorgan Managed Moderate Growth Fund), JNL/Goldman Sachs Managed Moderate Fund (to be renamed JNL/JPMorgan Managed Moderate Fund) and JNL/Goldman Sachs Managed Conservative Fund (to be renamed JNL/JPMorgan Managed Conservative Fund). The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with similar investment strategies.

Costs of Services

        The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that for JNL/T. Rowe Price Capital Appreciation Equity Fund, sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

New Funds:

JNL/American Funds® Moderate Allocation Fund. The Board considered that the Fund’s advisory fee is within six basis points of its peer group average and the Fund’s total expense ratio (including underlying fund expenses) is within one basis point of its peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Nasdaq® Hedged Equity Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and the Fund’s total expense ratio is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Equity Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that the Fund’s total expense ratio is within two basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Sub-Adviser and Sub-Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though its sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Heitman U.S. Focused Real Estate Fund (to be renamed JNL/Cohen & Steers U.S. Realty Fund). The Board considered that the Fund’s proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average, respectively. The Board noted that in conjunction with the Fund’s proposed Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the Fund’s proposed advisory fee is lower than the current advisory fee and the peer group average, respectively. The Board also noted that the Fund’s total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/WMC Government Money Market Fund (to be renamed JNL/Dreyfus Government Money Market Fund). The Board considered that the Fund’s proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average, respectively. The Board further considered that the Fund’s current advisory fee and total expense ratio are lower than their respective peer group averages. The Board further noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Managed Aggressive Growth Fund (to be renamed JNL/JPMorgan Managed Aggressive Growth Fund) and JNL/Goldman Sachs Managed Conservative Fund (to be renamed JNL/JPMorgan Managed Conservative Fund). The Board considered that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board further considered that each Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though each Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board noted that in conjunction with each Fund’s proposed Sub-Adviser change, the Fund’s proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board further noted that in conjunction with each Fund’s Sub-Adviser change, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of each Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Managed Growth Fund (to be renamed JNL/JPMorgan Managed Growth Fund), JNL/Goldman Sachs Managed Moderate Growth Fund (to be renamed JNL/JPMorgan Managed Moderate Growth Fund) and JNL/Goldman Sachs Managed Moderate Fund (to be renamed JNL/JPMorgan Managed Moderate Fund). The Board considered that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board further considered that each Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though each Fund’s total expense ratio (excluding underlying fund expenses) is within five basis points of its peer group average. The Board noted that in conjunction with each Fund’s proposed Sub-Adviser change, the Fund’s proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board further noted that in conjunction with each Fund’s Sub-Adviser change, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by JNAM and each Sub-Adviser. The Board determined that profits expected to be realized by JNAM and each existing Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates, with the exception of Mellon for JNL/WMC Government Money Market Fund (to be renamed the JNL/Dreyfus Government Money Market Fund) and JPM for each of JNL/Goldman Sachs Managed Aggressive Growth Fund (to be renamed the JNL/JPMorgan Managed Aggressive Growth Fund), JNL/Goldman Sachs Managed Growth Fund (to be renamed the JNL/JPMorgan Managed Growth Fund), JNL/Goldman Sachs Managed Moderate Growth Fund (to be renamed the JNL/JPMorgan Managed Moderate Growth Fund), the JNL/Goldman Sachs Managed Moderate Fund (to be renamed the JNL/JPMorgan Managed Moderate Fund), and the JNL/Goldman Sachs Managed Conservative Fund (to be renamed the JNL/JPMorgan Managed Conservative Fund). The Board also noted that the sub-advisory fee for each Fund will be paid by JNAM (not the Fund) and that, for JNL/T. Rowe Price Capital Appreciation Equity Fund, the sub-sub-advisory fees will be paid by the Fund’s Sub-Adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Adviser, the Sub-Advisers and the Sub-Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In its periodic evaluation of the benefits to the Sub-Advisers, the Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Adviser through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers or Sub-Sub-Adviser as a result of their relationship with the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 30, 2024

EXHIBIT LIST

Exhibit 18(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 18(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.